UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2017 – June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT (UNAUDITED)

June 30, 2017

JNL® Series Trust

• Master Feeder Funds and Funds of Funds

This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective AdvisorySM, Perspective Advisory (New York), Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Fifth Third Perspective, Retirement Latitudes®, Elite Access Advisory, Elite Access Advisory (New York), Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

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VADV6414 06/17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

June 30, 2017

Table of Contents

President’s Letter  1

JNL Series Trust Master Feeder Funds and Funds of Funds including: JNL/American Funds® Balanced Fund, JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds® Global Bond Fund, JNL/American Funds® Global Small Capitalization Fund, JNL/American Funds® Growth-Income Fund, JNL/American Funds® International Fund, JNL/American Funds® New World Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund

Schedules of Investments  2

Statements of Assets and Liabilities  14

Statements of Operations  19

Statements of Changes in Net Assets  24

Financial Highlights  33

Notes to Financial Statements  38

Additional Disclosures  53

JNL Series Trust Trustee’s and Officer’s Information  55

JNL Series Trust Results of Special Meetings of Shareholders  56

JNL Series Trust Supplements to Prospectus

JNL Series Trust Master Feeder Funds and Funds of Funds(Unaudited)

June 30, 2017

President’s Letter

Dear Investor,

Enclosed is the semiannual report for the JNL Series Trust Master Feeder Funds and Funds of Funds for the six months ended June 30, 2017.

U.S. equity markets surged out of the gate in 2017 thanks in part to positive corporate earnings growth as well as a continuation of the fourth quarter 2016 “Trump Bump” post-election rally. The euphoria subsided beginning in March, however, as Congress experienced difficulties in getting health care reform passed, questions have been raised about the prospects for other expected government actions, particularly tax reform. Somewhat surprisingly, international stocks soared even higher, and continued their rally into the second quarter of the year as concerns about a populist political revolt against the European Union didn’t pan out while economic data improved in a number of developed markets, including Japan.

In the U.S., the second quarter was relatively quiet as both equities and bonds marched steadily higher. The persistent theme during the period was the lack of volatility, with the so-called “fear index”—the Chicago Board Options Exchange Volatility Index—reaching, and mostly staying, near all-time lows. The lack of volatility was largely unanticipated in the face of perceived U.S. government gridlock stalling hoped for growth initiatives and the U.S. Federal Reserve (“Fed”) raising interest rates for the third time in seven months in June. The one notable area of weakness was in energy, where oil prices finished the quarter off more than 20% from its early 2017 highs.

Against this backdrop, the S&P 500 Index gained 9.34% during the six-month period, with large-cap stocks modestly beating mid-caps and small-cap stocks noticeably lagging after a strong fourth quarter 2016 rally. In general, growth equities outpaced value-oriented stocks (as measured by the Russell series of indexes) by a significant margin, ranging from roughly 600 basis points (“bps”) in mid-caps to nearly 1000 bps for small- and large-caps. On a sector level, information technology stocks led the way, mainly powered by the so-called FANG stocks—Facebook, Apple, Netflix, and Google (now trading under parent company Alphabet)—which have quickly come to dominate the space. Information technology was closely followed by health care, which surged higher despite the uncertainty surrounding health care reform in Washington. Telecommunications and energy both delivered double-digit negative returns during the period, as the only sectors to post losses. Oil prices declined on increasing supply and decreasing demand, hitting energy-related companies hard.

The MSCI EAFE (“Europe, Australasia & Far East”) Index, representing developed market international equites, gained 13.81% during the period. Fears of populist uprisings against globalization and the Euro fizzled out after elections in Germany and France largely backed mainstream Euro-centric candidates, while growth and employment data continued to positively surprise. Emerging markets equities did even better as the MSCI Emerging Markets Index surged 18.43% despite political turmoil in Brazil and a drop in oil revenues in Russia and elsewhere. Renewed strength overseas was reflected in the sluggish U.S. Dollar, which has softened since hitting a 13-year high at the end of 2016.

The bond market remained strong, especially considering the expectation and realization of another two Fed interest rate hikes during the first six months of the year. Similar to equities, global bonds led the way with the Bloomberg Barclays Global Aggregate Bond Index up 4.41% compared with a gain of 2.27% for the Bloomberg Barclays U.S. Aggregate Bond Index. Corporate credit and high-yield bonds continued to perform well given their higher yields and lesser sensitivity to short-term rate hikes, though tighter spreads relative to government bonds make them less attractive from a valuation standpoint. Treasury Inflation-Protected Securities lost ground during the second quarter on tepid inflation data, though eked out modest gains for the year-to-date period through June 30.

Liquid alternative investments trailed both equities and bonds overall, with the Wilshire Liquid Alternative Index gaining a relatively modest 2.09% during the first six months of the year. The hedged equity component of the index came out on top despite a lackluster second quarter as active security selection seemed to suffer from the market’s lack of volatility. The global macro segment suffered as managed futures strategies continued to struggle amid a market lacking consistent underlying trends.

Looking ahead to the remainder of 2017, some market commentators have taken to calling the recent period of low unemployment and low inflation a Goldilocks economy. Positive economic data combined with improved company earnings reports, likely aided by a weakened U.S. Dollar, have propelled markets to new highs even as the government struggles to enact reforms to help stimulate more robust growth. This, however, has made it difficult to find attractive areas in which to invest as, after eight-plus years of loose monetary policy cheap capital has found its way to virtually every corner of the marketplace—bidding up prices and limiting potential buying opportunities—and record measures of low volatility may just be the calm before an impending storm. Although company earnings remain healthy, and we are inclined to be cautiously optimistic in the near-term, extended periods of cheap capital chasing assets have not ended well historically. Thus, we would caution investors to prepare for a variety of scenarios by building fully diversified portfolios to help dampen the impact of potential shocks to the market while still benefitting from the long-term appreciation of securities markets.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

1

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2017

JNL/American Funds Balanced Fund

Composition as of June 30, 2017:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds® Blue Chip Income and Growth Fund

Composition as of June 30, 2017:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds Global Bond Fund

Composition as of June 30, 2017:
Global Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Global Small Capitalization Fund

Composition as of June 30, 2017:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth-Income Fund

Composition as of June 30, 2017:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds International Fund

Composition as of June 30, 2017:
International Equity	100.0%
Total Investments	100.0%

JNL/American Funds New World Fund

Composition as of June 30, 2017:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL Institutional Alt 20 Fund

Composition as of June 30, 2017:
Alternative	19.6%
Domestic Equity	29.4
Domestic Fixed Income	20.2
Emerging Markets Equity	4.9
Global Equity	4.0
Global Fixed Income	3.6
International Equity	15.3
International Fixed Income	3.0
Total Investments	100.0%

JNL Institutional Alt 35 Fund

Composition as of June 30, 2017:
Alternative	34.6%
Domestic Equity	21.5
Domestic Fixed Income	21.3
Emerging Markets Equity	4.0
Global Equity	3.0
Global Fixed Income	3.0
International Equity	10.6
International Fixed Income	2.0
Total Investments	100.0%

JNL Institutional Alt 50 Fund

Composition as of June 30, 2017:
Alternative	49.6%
Domestic Equity	16.3
Domestic Fixed Income	17.9
Emerging Markets Equity	3.0
Global Fixed Income	2.5
International Equity	9.2
International Fixed Income	1.5
Total Investments	100.0%

JNL Alt 65 Fund

Composition as of June 30, 2017:
Alternative	64.9%
Domestic Equity	13.8
Domestic Fixed Income	8.8
Emerging Markets Equity	2.5
Global Fixed Income	1.3
International Equity	7.7
International Fixed Income	1.0
Total Investments	100.0%

JNL/American Funds Balanced Allocation Fund

Composition as of June 30, 2017:
Domestic Equity	28.5%
Domestic Fixed Income	34.0
Emerging Markets Equity	6.0
Global Equity	21.0
Global Fixed Income	6.5
International Equity	4.0
Total Investments	100.0%

JNL/American Funds Growth Allocation

Composition as of June 30, 2017:
Domestic Equity	38.5%
Domestic Fixed Income	15.3
Emerging Markets Equity	7.7
Global Equity	29.0
Global Fixed Income	4.5
International Equity	5.0
Total Investments	100.0%

JNL/DFA Growth Allocation fund

Composition as of June 30, 2017:
Alternative	5.2%
Domestic Equity	43.8
Domestic Fixed Income	18.5
Emerging Markets Equity	8.0
International Equity	24.5
Total Investments	100.0%

JNL/DFA Moderate Allocation Fund

Composition as of June 30, 2017:
Alternative	1.5%
Domestic Equity	36.3
Domestic Fixed Income	37.7
Emerging Markets Equity	6.0
International Equity	18.5
Total Investments	100.0%

JNL Disciplined Moderate Fund

Composition as of June 30, 2017:
Domestic Balanced	7.8%
Domestic Equity	30.4
Domestic Fixed Income	31.0
Emerging Markets Equity	4.3
Global Balanced	4.0
Global Fixed Income	5.4
International Equity	13.9
International Fixed Income	3.2
Total Investments	100.0%

JNL Disciplined Moderate Growth Fund

Composition as of June 30, 2017:
Domestic Balanced	8.3%
Domestic Equity	38.3
Domestic Fixed Income	15.2
Emerging Markets Equity	6.5
Global Balanced	5.0
Global Equity	2.0
Global Fixed Income	2.7
International Equity	20.0
International Fixed Income	2.0
Total Investments	100.0%

JNL Disciplined Growth Fund

Composition as of June 30, 2017:
Domestic Balanced	3.5%
Domestic Equity	49.5
Domestic Fixed Income	8.0
Emerging Markets Equity	7.8
Global Balanced	3.5
Global Equity	4.0
Global Fixed Income	1.0
International Equity	21.7
International Fixed Income	1.0
Total Investments	100.0%

JNL/Franklin Templeton Founding Strategy Fund

Composition as of June 30, 2017:
Domestic Balanced	33.2%
Global Equity	66.8
Total Investments	100.0%

JNL/Mellon Capital 10 x 10 Fund

Composition as of June 30, 2017:
Domestic Equity	80.1%
Domestic Fixed Income	9.9
International Equity	10.0
Total Investments	100.0%

JNL/Mellon Capital Index 5 Fund

Composition as of June 30, 2017:
Domestic Equity	60.0%
Domestic Fixed Income	20.0
International Equity	20.0
Total Investments	100.0%

JNL/MMRS Conservative Fund

Composition as of June 30, 2017:
Domestic Equity	29.7%
Domestic Fixed Income	51.0
Emerging Markets Equity	5.5
Global Equity	3.3
Global Fixed Income	5.0
International Equity	5.5
Total Investments	100.0%

JNL/MMRS Growth Fund

Composition as of June 30, 2017:
Domestic Equity	70.0%
Emerging Markets Equity	12.5
Global Equity	5.0
International Equity	12.5
Total Investments	100.0%

JNL/MMRS Moderate Fund

Composition as of June 30, 2017:
Domestic Equity	49.9%
Domestic Fixed Income	25.5
Emerging Markets Equity	6.0
Global Equity	3.6
Global Fixed Income	3.1
International Equity	11.9
Total Investments	100.0%

JNL/S&P 4 Fund

Composition as of June 30, 2017:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/S&P Managed Conservative Fund

Composition as of June 30, 2017:
Alternative	4.0%
Domestic Equity	15.0

See accompanying Notes to the Financial Statements.

2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2017

Domestic Fixed Income	69.0
Global Fixed Income	7.0
International Equity	3.0
International Fixed Income	2.0
Total Investments	100.0%

JNL/S&P Managed Moderate Fund

Composition as of June 30, 2017:
Alternative	4.0%
Domestic Equity	32.8
Domestic Fixed Income	47.8
Emerging Markets Equity	1.0
Global Equity	1.1
Global Fixed Income	7.1
International Equity	4.1
International Fixed Income	2.1
Total Investments	100.0%

JNL/S&P Managed Moderate Growth Fund

Composition as of June 30, 2017:
Alternative	5.0%
Domestic Equity	46.5
Domestic Fixed Income	30.0
Emerging Markets Equity	3.0
Global Equity	2.9
Global Fixed Income	5.0
International Equity	5.6
International Fixed Income	2.0
Total Investments	100.0%

JNL/S&P Managed Growth Fund

Composition as of June 30, 2017:
Alternative	4.6%
Domestic Equity	63.6
Domestic Fixed Income	14.9
Emerging Markets Equity	4.4
Global Equity	5.1
International Equity	5.8
International Fixed Income	1.6
Total Investments	100.0%

JNL/S&P Managed Aggressive Growth Fund

Composition as of June 30, 2017:
Alternative	4.7%
Domestic Equity	69.6
Domestic Fixed Income	6.5
Emerging Markets Equity	5.7
Global Equity	4.9
International Equity	7.7
International Fixed Income	0.9
Total Investments	100.0%

See accompanying Notes to the Financial Statements.

3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1	23,128	$516,906
Total Investment Companies (cost $528,673)		516,906
Total Investments 100.0% (cost $528,673)		516,906
Other Assets and Liabilities, Net 0.0%		4
Total Net Assets 100.0%		$516,910

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	231,227	$3,177,053
Total Investment Companies (cost $2,875,369)		3,177,053
Total Investments 100.0% (cost $2,875,369)		3,177,053
Other Assets and Liabilities, Net (0.0)%		(1,144)
Total Net Assets 100.0%		$3,175,909

(a) Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	42,390	$496,807
Total Investment Companies (cost $509,814)		496,807
Total Investments 100.0% (cost $509,814)		496,807
Other Assets and Liabilities, Net (0.0)%		(160)
Total Net Assets 100.0%		$496,647

(a) Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	26,061	$592,631
Total Investment Companies (cost $610,663)		592,631
Total Investments 100.0% (cost $610,663)		592,631
Other Assets and Liabilities, Net (0.0)%		(198)
Total Net Assets 100.0%		$592,433

(a) Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	108,446	$4,941,896
Total Investment Companies (cost $4,832,820)		4,941,896
Total Investments 100.0% (cost $4,832,820)		4,941,896
Other Assets and Liabilities, Net (0.0)%		(2,037)
Total Net Assets 100.0%		$4,939,859

(a) Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	79,581	$1,565,359
Total Investment Companies (cost $1,506,089)		1,565,359
Total Investments 100.0% (cost $1,506,089)		1,565,359
Other Assets and Liabilities, Net (0.0)%		(614)
Total Net Assets 100.0%		$1,564,745

(a) Investment in affiliate.

	Shares	Value
JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	50,128	$1,130,879
Total Investment Companies (cost $1,099,346)		1,130,879
Total Investments 100.0% (cost $1,099,346)		1,130,879
Other Assets and Liabilities, Net (0.0)%		(463)
Total Net Assets 100.0%		$1,130,416

(a) Investment in affiliate.

JNL Institutional Alt 20 Fund
INVESTMENT COMPANIES 100.0%
Alternative 19.6%
JNL Multi-Manager Alternative Fund - Class A (4.4%) (a)	4,135	$40,932
JNL/AQR Managed Futures Strategy Fund - Class A (6.0%) (a)	4,384	35,031
JNL/BlackRock Global Long Short Credit Fund (6.3%) (a)	1,512	14,575
JNL/Boston Partners Global Long Short Equity Fund - Class A (8.4%) (a)	5,292	55,614
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (9.2%) (a)	3,711	37,184
JNL/Invesco Global Real Estate Fund - Class A (2.2%) (a)	4,408	43,992
JNL/Neuberger Berman Currency Fund (9.9%) (a)	1,505	14,767
JNL/Nicholas Convertible Arbitrage Fund (6.7%) (a)	1,794	18,582
JNL/Westchester Capital Event Driven Fund - Class A (10.0%) (a)	3,308	33,548
		294,225
Domestic Equity 29.4%
JNL Multi-Manager Mid Cap Fund - Class A (5.8%) (a)	4,546	52,140
JNL/DFA U.S. Micro Cap Fund (19.0%) (a)	2,287	22,433
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (6.5%) (a)	5,114	73,584
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.4%) (a)	1,457	29,645
JNL/Mellon Capital Small Cap Index Fund - Class A (1.1%) (a)	1,383	26,127
JNL/T. Rowe Price Established Growth Fund - Class A (0.9%) (a)	1,780	73,828
JNL/T. Rowe Price Value Fund - Class A (1.8%) (a)	5,069	85,767
JNL/The London Company Focused U.S. Equity Fund (48.4%) (a)	5,745	77,733
		441,257
Domestic Fixed Income 20.2%
JNL/Crescent High Income Fund - Class A (4.3%) (a)	2,733	29,731
JNL/DoubleLine Total Return Fund (6.1%) (a)	14,134	155,330
JNL/PIMCO Real Return Fund - Class A (1.0%) (a)	2,252	21,975
JNL/PPM America Total Return Fund - Class A (4.0%) (a)	4,314	51,856
JNL/Scout Unconstrained Bond Fund - Class A (4.0%) (a)	4,408	44,390
		303,282
Emerging Markets Equity 4.9%
JNL/Lazard Emerging Markets Fund - Class A (4.0%) (a)	3,624	36,964
JNL/Mellon Capital Emerging Market Index Fund - Class A (1.5%) (a)	2,159	22,327
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.9%) (a)	1,457	14,864
		74,155
Global Equity 4.0%
JNL/Harris Oakmark Global Equity Fund - Class A (20.5%) (a)	5,424	59,883
Global Fixed Income 3.6%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.0%) (a)	5,084	54,703
International Equity 15.3%
JNL/Causeway International Value Select Fund - Class A (5.7%) (a)	5,057	78,080

See accompanying Notes to Financial Statements.

4

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/Mellon Capital International Index Fund - Class A (2.8%) (a)	4,051	59,468
JNL/WCM Focused International Equity Fund (8.2%) (a)	6,980	92,347
		229,895
International Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (10.1%) (a)	4,019	44,411
Total Investment Companies (cost $1,412,417)		1,501,811
Total Investments 100.0% (cost $1,412,417)		1,501,811
Other Assets and Liabilities, Net (0.0)%		(252)
Total Net Assets 100.0%		$1,501,559

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 35 Fund
INVESTMENT COMPANIES 100.0%
Alternative 34.6%
JNL Multi-Manager Alternative Fund - Class A (5.2%) (a)	4,962	$49,123
JNL/AQR Managed Futures Strategy Fund - Class A (13.2%) (a)	9,680	77,347
JNL/BlackRock Global Long Short Credit Fund (17.2%) (a)	4,155	40,050
JNL/Boston Partners Global Long Short Equity Fund - Class A (18.2%) (a)	11,453	120,372
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.1%) (a)	1,586	22,239
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (17.7%) (a)	7,142	71,564
JNL/Invesco Global Real Estate Fund - Class A (3.6%) (a)	7,089	70,753
JNL/Neuberger Berman Currency Fund (18.0%) (a)	2,734	26,817
JNL/Nicholas Convertible Arbitrage Fund (12.9%) (a)	3,445	35,692
JNL/PPM America Long Short Credit Fund (23.2%) (a)	3,918	35,769
JNL/Westchester Capital Event Driven Fund - Class A (21.3%) (a)	7,060	71,587
		621,313
Domestic Equity 21.5%
JNL Multi-Manager Mid Cap Fund - Class A (5.9%) (a)	4,677	53,650
JNL/DFA U.S. Micro Cap Fund (14.3%) (a)	1,726	16,937
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (7.5%) (a)	5,841	84,054
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.2%) (a)	657	13,361
JNL/Mellon Capital Small Cap Index Fund - Class A (1.0%) (a)	1,184	22,365
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (a)	1,604	66,508
JNL/T. Rowe Price Value Fund - Class A (1.6%) (a)	4,495	76,051
JNL/The London Company Focused U.S. Equity Fund (33.2%) (a)	3,939	53,301
		386,227
Domestic Fixed Income 21.3%
JNL/Crescent High Income Fund - Class A (6.5%) (a)	4,101	44,624
JNL/DoubleLine Total Return Fund (6.6%) (a)	15,378	169,007
JNL/PIMCO Real Return Fund - Class A (1.1%) (a)	2,277	22,219
JNL/PPM America Total Return Fund - Class A (6.2%) (a)	6,669	80,158
JNL/Scout Unconstrained Bond Fund - Class A (6.0%) (a)	6,646	66,930
		382,938
Emerging Markets Equity 4.0%
JNL/Lazard Emerging Markets Fund - Class A (3.9%) (a)	3,490	35,598
JNL/Mellon Capital Emerging Market Index Fund - Class A (1.2%) (a)	1,726	17,846
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (4.7%) (a)	1,748	17,828
		71,272
	Shares	Value
Global Equity 3.0%
JNL/Harris Oakmark Global Equity Fund - Class A (18.4%) (a)	4,866	53,718
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.0%) (a)	4,968	53,452
International Equity 10.6%
JNL/Causeway International Value Select Fund - Class A (5.8%) (a)	5,195	80,218
JNL/Mellon Capital International Index Fund - Class A (0.6%) (a)	911	13,368
JNL/WCM Focused International Equity Fund (8.6%) (a)	7,372	97,532
		191,118
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (8.1%) (a)	3,221	35,587
Total Investment Companies (cost $1,722,971)		1,795,625
Total Investments 100.0% (cost $1,722,971)		1,795,625
Other Assets and Liabilities, Net (0.0)%		(305)
Total Net Assets 100.0%		$1,795,320

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 49.6%
JNL Multi-Manager Alternative Fund - Class A (14.4%) (a)	13,650	$135,139
JNL/AQR Managed Futures Strategy Fund - Class A (30.4%) (a)	22,296	178,144
JNL/BlackRock Global Long Short Credit Fund (31.6%) (a)	7,638	73,631
JNL/Boston Partners Global Long Short Equity Fund - Class A (37.1%) (a)	23,346	245,368
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.9%) (a)	2,187	30,667
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (33.5%) (a)	13,514	135,412
JNL/Invesco Global Real Estate Fund - Class A (4.9%) (a)	9,757	97,373
JNL/Neuberger Berman Currency Fund (37.1%) (a)	5,641	55,334
JNL/Nicholas Convertible Arbitrage Fund (28.8%) (a)	7,698	79,753
JNL/PPM America Long Short Credit Fund (43.8%) (a)	7,412	67,669
JNL/Westchester Capital Event Driven Fund - Class A (36.6%) (a)	12,133	123,023
		1,221,513
Domestic Equity 16.3%
JNL Multi-Manager Mid Cap Fund - Class A (5.4%) (a)	4,288	49,185
JNL/DFA U.S. Micro Cap Fund (14.3%) (a)	1,728	16,953
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (7.6%) (a)	5,919	85,179
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.4%) (a)	1,506	30,624
JNL/Mellon Capital Small Cap Index Fund - Class A (1.0%) (a)	1,301	24,580
JNL/T. Rowe Price Established Growth Fund - Class A (1.2%) (a)	2,205	91,434
JNL/T. Rowe Price Value Fund - Class A (2.2%) (a)	6,178	104,522
		402,477
Domestic Fixed Income 17.9%
JNL/Crescent High Income Fund - Class A (7.1%) (a)	4,515	49,124
JNL/DoubleLine Total Return Fund (8.7%) (a)	20,048	220,331
JNL/PPM America Total Return Fund - Class A (7.1%) (a)	7,648	91,923
JNL/Scout Unconstrained Bond Fund - Class A (7.2%) (a)	7,925	79,804
		441,182
Emerging Markets Equity 3.0%
JNL/Lazard Emerging Markets Fund - Class A (4.0%) (a)	3,605	36,775

See accompanying Notes to Financial Statements.

5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/Mellon Capital Emerging Market Index Fund - Class A (0.8%) (a)	1,188	12,286
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (6.5%) (a)	2,408	24,562
		73,623
Global Fixed Income 2.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.4%) (a)	5,696	61,287
International Equity 9.2%
JNL/Causeway International Value Select Fund - Class A (6.2%) (a)	5,561	85,864
JNL/Mellon Capital International Index Fund - Class A (2.6%) (a)	3,757	55,157
JNL/WCM Focused International Equity Fund (7.6%) (a)	6,459	85,456
		226,477
International Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (8.3%) (a)	3,325	36,738
Total Investment Companies (cost $2,410,407)		2,463,297
Total Investments 100.0% (cost $2,410,407)		2,463,297
Other Assets and Liabilities, Net (0.0)%		(410)
Total Net Assets 100.0%		$2,462,887

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Alt 65 Fund
INVESTMENT COMPANIES 100.0%
Alternative 64.9%
JNL Multi-Manager Alternative Fund - Class A (4.5%) (a)	4,219	$41,768
JNL/AQR Managed Futures Strategy Fund - Class A (8.4%) (a)	6,197	49,516
JNL/BlackRock Global Long Short Credit Fund (9.5%) (a)	2,302	22,194
JNL/Boston Partners Global Long Short Equity Fund - Class A (10.2%) (a)	6,446	67,744
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.0%) (a)	4,047	40,555
JNL/Invesco Global Real Estate Fund - Class A (0.5%) (a)	905	9,027
JNL/Neuberger Berman Currency Fund (14.0%) (a)	2,131	20,901
JNL/Nicholas Convertible Arbitrage Fund (9.4%) (a)	2,516	26,068
JNL/PPM America Long Short Credit Fund (12.7%) (a)	2,148	19,612
JNL/Westchester Capital Event Driven Fund - Class A (12.1%) (a)	3,998	40,541
		337,926
Domestic Equity 13.8%
JNL Multi-Manager Mid Cap Fund - Class A (1.0%) (a)	797	9,142
JNL/DFA U.S. Micro Cap Fund (0.5%) (a)	63	614
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (1.5%) (a)	1,165	16,768
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.2%) (a)	575	11,698
JNL/Mellon Capital Small Cap Index Fund - Class A (0.2%) (a)	207	3,918
JNL/T. Rowe Price Established Growth Fund - Class A (0.2%) (a)	343	14,209
JNL/T. Rowe Price Value Fund - Class A (0.3%) (a)	926	15,675
		72,024
Domestic Fixed Income 8.8%
JNL/Crescent High Income Fund - Class A (0.8%) (a)	480	5,217
JNL/DoubleLine Total Return Fund (1.0%) (a)	2,246	24,678
JNL/PPM America Total Return Fund - Class A (0.4%) (a)	433	5,204
JNL/Scout Unconstrained Bond Fund - Class A (0.9%) (a)	1,036	10,434
		45,533
Emerging Markets Equity 2.5%
JNL/Lazard Emerging Markets Fund - Class A (0.6%) (a)	510	5,200
	Shares	Value
JNL/Mellon Capital Emerging Market Index Fund - Class A (0.2%) (a)	252	2,608
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.4%) (a)	511	5,209
		13,017
Global Fixed Income 1.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (a)	605	6,507
International Equity 7.7%
JNL/Causeway International Value Select Fund - Class A (1.1%) (a)	1,013	15,646
JNL/Mellon Capital International Index Fund - Class A (0.4%) (a)	621	9,116
JNL/WCM Focused International Equity Fund (1.4%) (a)	1,174	15,537
		40,299
International Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (1.2%) (a)	470	5,198
Total Investment Companies (cost $515,203)		520,504
Total Investments 100.0% (cost $515,203)		520,504
Other Assets and Liabilities, Net (0.0)%		(115)
Total Net Assets 100.0%		$520,389

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Balanced Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 28.5%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	13,113	$180,171
American Funds Insurance Series - Growth Fund - Class 1	2,697	188,995
American Funds Insurance Series - Growth-Income Fund - Class 1	4,380	199,612
		568,778
Domestic Fixed Income 34.0%
American Funds American High-Income Trust - Class R-6	12,488	130,245
American Funds Bond Fund of America - Class R-6	35,525	458,977
American Funds Inflation Linked Bond Fund - Class R-6	9,231	89,724
		678,946
Emerging Markets Equity 6.0%
American Funds New World Fund - Class R-6	1,984	119,711
Global Equity 21.0%
American Funds Capital World Growth and Income Fund - Class R-6	2,241	109,744
American Funds Insurance Series - Global Growth Fund - Class 1	5,031	139,307
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	4,786	79,930
American Funds SMALLCAP World Fund - Class R-6	1,685	90,033
		419,014
Global Fixed Income 6.5%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	11,085	129,914
International Equity 4.0%
American Funds Insurance Series - International Fund - Class 1	4,055	79,771
Total Investment Companies (cost $1,978,898)		1,996,134
Total Investments 100.0% (cost $1,978,898)		1,996,134
Other Assets and Liabilities, Net 0.0%		236
Total Net Assets 100.0%		$1,996,370

(a) Investment in affiliate.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.5%
American Funds Insurance Series - Growth Fund - Class 1	3,047	$213,550

See accompanying Notes to Financial Statements.

6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
American Funds Insurance Series - Growth-Income Fund - Class 1	4,882	222,465
American Washington Mutual Investors Fund - Class R-6	5,260	222,905
		658,920
Domestic Fixed Income 15.3%
American Funds American High-Income Trust - Class R-6	4,933	51,455
American Funds Bond Fund of America - Class R-6	14,890	192,372
American Funds Inflation Linked Bond Fund - Class R-6	1,758	17,092
		260,919
Emerging Markets Equity 7.7%
American Funds New World Fund - Class R-6	2,196	132,527
Global Equity 29.0%
American Funds Capital World Growth and Income Fund - Class R-6	2,270	111,115
American Funds Insurance Series - Global Growth Fund - Class 1	6,778	187,691
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	5,121	85,524
American Funds SMALLCAP World Fund - Class R-6	2,085	111,396
		495,726
Global Fixed Income 4.5%
American Funds Insurance Series - Global Bond Fund - Class 1	6,570	77,005
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	4,345	85,457
Total Investment Companies (cost $1,710,737)		1,710,554
Total Investments 100.0% (cost $1,710,737)		1,710,554
Other Assets and Liabilities, Net (0.0)%		(261)
Total Net Assets 100.0%		$1,710,293

(a) Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 5.2%
DFA Real Estate Securities Portfolio - Institutional Class	28	$981
Domestic Equity 43.8%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	99	1,355
DFA U.S. Large Cap Value Portfolio - Institutional Class	41	1,495
DFA U.S. Large Company Portfolio - Institutional Class	183	3,457
DFA U.S. Small Cap Portfolio - Institutional Class	27	934
DFA U.S. Targeted Value Portfolio - Institutional Class	39	934
		8,175
Domestic Fixed Income 18.5%
DFA Inflation-Protected Securities Portfolio - Institutional Class	32	374
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	43	467
DFA Investment Grade Portfolio - Institutional Class	129	1,401
DFA Short-Duration Real Return Portfolio - Institutional Class	24	234
DFA Short-Term Extended Quality Portfolio - Institutional Class	91	981
		3,457
Emerging Markets Equity 8.0%
DFA Emerging Markets Portfolio - Institutional Class	28	747
DFA Emerging Markets Small Cap Portfolio - Institutional Class	34	747
		1,494
International Equity 24.5%
DFA International Core Equity Portfolio - Institutional Class	256	3,363
	Shares	Value
DFA International Small Cap Value Portfolio - Institutional Class	56	1,214
		4,577
Total Investment Companies (cost $18,652)		18,684
Total Investments 100.0% (cost $18,652)		18,684
Other Assets and Liabilities, Net (0.0)%		(5)
Total Net Assets 100.0%		$18,679

JNL/DFA Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 1.5%
DFA Real Estate Securities Portfolio - Institutional Class	5	$193
Domestic Equity 36.3%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	47	643
DFA U.S. Large Cap Value Portfolio - Institutional Class	18	675
DFA U.S. Large Company Portfolio - Institutional Class	123	2,313
DFA U.S. Small Cap Portfolio - Institutional Class	15	514
DFA U.S. Targeted Value Portfolio - Institutional Class	21	514
		4,659
Domestic Fixed Income 37.7%
DFA Inflation-Protected Securities Portfolio - Institutional Class	41	482
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	60	643
DFA Investment Grade Portfolio - Institutional Class	189	2,056
DFA Short-Duration Real Return Portfolio - Institutional Class	36	353
DFA Short-Term Extended Quality Portfolio - Institutional Class	122	1,317
		4,851
Emerging Markets Equity 6.0%
DFA Emerging Markets Portfolio - Institutional Class	14	385
DFA Emerging Markets Small Cap Portfolio - Institutional Class	18	386
		771
International Equity 18.5%
DFA International Core Equity Portfolio - Institutional Class	142	1,864
DFA International Small Cap Value Portfolio - Institutional Class	24	514
		2,378
Total Investment Companies (cost $12,841)		12,852
Total Investments 100.0% (cost $12,841)		12,852
Other Assets and Liabilities, Net (0.0)%		(3)
Total Net Assets 100.0%		$12,849

JNL Disciplined Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 7.8%
JNL/T. Rowe Price Capital Appreciation Fund (6.2%) (a)	8,458	$116,549
Domestic Equity 30.4%
JNL Multi-Manager Mid Cap Fund - Class A (8.8%) (a)	6,906	79,208
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (8.3%) (a)	6,498	93,512
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.7%) (a)	5,732	116,589
JNL/Mellon Capital Small Cap Index Fund - Class A (1.6%) (a)	2,003	37,840
JNL/T. Rowe Price Established Growth Fund - Class A (0.7%) (a)	1,277	52,965
JNL/T. Rowe Price Value Fund - Class A (1.6%) (a)	4,479	75,794
		455,908
Domestic Fixed Income 31.0%
JNL/Crescent High Income Fund - Class A (3.3%) (a)	2,062	22,430
JNL/DoubleLine Total Return Fund (7.2%) (a)	16,605	182,487

See accompanying Notes to Financial Statements.

7

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/PIMCO Credit Income Fund (10.3%) (a)	3,828	44,868
JNL/PIMCO Real Return Fund - Class A (2.1%) (a)	4,548	44,390
JNL/PPM America High Yield Bond Fund - Class A (0.9%) (a)	1,600	22,442
JNL/PPM America Total Return Fund - Class A (5.2%) (a)	5,585	67,126
JNL/Scout Unconstrained Bond Fund - Class A (7.4%) (a)	8,147	82,043
		465,786
Emerging Markets Equity 4.3%
JNL/Mellon Capital Emerging Market Index Fund - Class A (4.4%) (a)	6,235	64,466
Global Balanced 4.0%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A (2.7%) (a)	4,868	59,774
Global Fixed Income 5.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.5%) (a)	7,580	81,562
International Equity 13.9%
JNL/Causeway International Value Select Fund - Class A (3.0%) (a)	2,688	41,502
JNL/Mellon Capital International Index Fund - Class A (3.5%) (a)	5,160	75,751
JNL/WCM Focused International Equity Fund (8.0%) (a)	6,858	90,734
		207,987
International Fixed Income 3.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (11.0%) (a)	4,385	48,456
Total Investment Companies (cost $1,378,695)		1,500,488
Total Investments 100.0% (cost $1,378,695)		1,500,488
Other Assets and Liabilities, Net (0.0)%		(213)
Total Net Assets 100.0%		$1,500,275

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Disciplined Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 8.3%
JNL/T. Rowe Price Capital Appreciation Fund (8.8%) (a)	12,018	$165,604
Domestic Equity 38.3%
JNL Multi-Manager Mid Cap Fund - Class A (14.4%) (a)	11,392	130,670
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (14.7%) (a)	11,469	165,040
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.4%) (a)	8,384	170,535
JNL/Mellon Capital Small Cap Index Fund - Class A (2.6%) (a)	3,205	60,545
JNL/T. Rowe Price Established Growth Fund - Class A (1.3%) (a)	2,426	100,592
JNL/T. Rowe Price Value Fund - Class A (3.0%) (a)	8,343	141,171
		768,553
Domestic Fixed Income 15.2%
JNL/Crescent High Income Fund - Class A (4.4%) (a)	2,760	30,031
JNL/DoubleLine Total Return Fund (4.9%) (a)	11,358	124,822
JNL/PIMCO Credit Income Fund (8.1%) (a)	2,986	34,994
JNL/PIMCO Real Return Fund - Class A (1.7%) (a)	3,573	34,870
JNL/PPM America Total Return Fund - Class A (1.9%) (a)	2,079	24,993
JNL/Scout Unconstrained Bond Fund - Class A (4.9%) (a)	5,462	55,005
		304,715
Emerging Markets Equity 6.5%
JNL/Mellon Capital Emerging Market Index Fund - Class A (9.0%) (a)	12,681	131,122
Global Balanced 5.0%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A (4.4%) (a)	8,143	99,996
	Shares	Value
Global Equity 2.0%
JNL/Harris Oakmark Global Equity Fund - Class A (13.8%) (a)	3,659	40,392
Global Fixed Income 2.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.0%) (a)	5,108	54,959
International Equity 20.0%
JNL/Causeway International Value Select Fund - Class A (6.6%) (a)	5,849	90,304
JNL/Mellon Capital International Index Fund - Class A (5.6%) (a)	8,216	120,611
JNL/WCM Focused International Equity Fund (16.9%) (a)	14,417	190,738
		401,653
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (9.1%) (a)	3,617	39,971
Total Investment Companies (cost $1,813,665)		2,006,965
Total Investments 100.0% (cost $1,813,665)		2,006,965
Other Assets and Liabilities, Net (0.0)%		(274)
Total Net Assets 100.0%		$2,006,691

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Disciplined Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 3.5%
JNL/T. Rowe Price Capital Appreciation Fund (1.9%) (a)	2,640	$36,382
Domestic Equity 49.5%
JNL Multi-Manager Mid Cap Fund - Class A (8.3%) (a)	6,579	75,462
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (10.1%) (a)	7,936	114,203
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.5%) (a)	5,237	106,525
JNL/Mellon Capital Small Cap Index Fund - Class A (1.4%) (a)	1,786	33,738
JNL/T. Rowe Price Established Growth Fund - Class A (1.1%) (a)	2,066	85,666
JNL/T. Rowe Price Value Fund - Class A (2.1%) (a)	5,838	98,770
		514,364
Domestic Fixed Income 8.0%
JNL/Crescent High Income Fund - Class A (1.5%) (a)	954	10,378
JNL/DoubleLine Total Return Fund (1.6%) (a)	3,773	41,465
JNL/PIMCO Credit Income Fund (1.2%) (a)	442	5,183
JNL/PIMCO Real Return Fund - Class A (0.4%) (a)	796	7,774
JNL/Scout Unconstrained Bond Fund - Class A (1.6%) (a)	1,802	18,150
		82,950
Emerging Markets Equity 7.8%
JNL/Mellon Capital Emerging Market Index Fund - Class A (5.5%) (a)	7,797	80,619
Global Balanced 3.5%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A (1.6%) (a)	2,956	36,304
Global Equity 4.0%
JNL/Harris Oakmark Global Equity Fund - Class A (14.2%) (a)	3,756	41,467
Global Fixed Income 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.6%) (a)	965	10,384
International Equity 21.7%
JNL/Causeway International Value Select Fund - Class A (4.3%) (a)	3,863	59,648
JNL/Mellon Capital International Index Fund - Class A (2.9%) (a)	4,240	62,240
JNL/WCM Focused International Equity Fund (9.2%) (a)	7,852	103,880
		225,768

See accompanying Notes to Financial Statements.

8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
International Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (2.4%) (a)	939	10,372
Total Investment Companies (cost $925,735)		1,038,610
Total Investments 100.0% (cost $925,735)		1,038,610
Other Assets and Liabilities, Net (0.0)%		(148)
Total Net Assets 100.0%		$1,038,462

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 33.2%
JNL/Franklin Templeton Income Fund - Class A (19.6%) (a)	41,582	$491,916
Global Equity 66.8%
JNL/Franklin Templeton Global Fund - Class A (48.4%) (a)	44,074	494,508
JNL/Franklin Templeton Mutual Shares Fund - Class A (40.3%) (a)	41,470	493,494
		988,002
Total Investment Companies (cost $1,181,417)		1,479,918
Total Investments 100.0% (cost $1,181,417)		1,479,918
Other Assets and Liabilities, Net (0.0)%		(120)
Total Net Assets 100.0%		$1,479,798

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital 10 x 10 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 80.1%
JNL/Mellon Capital JNL 5 Fund - Class A (6.4%) (a)	16,670	$235,547
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (1.6%) (a)	2,194	47,091
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.7%) (a)	2,305	46,891
JNL/Mellon Capital Small Cap Index Fund - Class A (2.0%) (a)	2,499	47,199
		376,728
Domestic Fixed Income 9.9%
JNL/Mellon Capital Bond Index Fund - Class A (4.0%) (a)	3,947	46,846
International Equity 10.0%
JNL/Mellon Capital International Index Fund - Class A (2.2%) (a)	3,197	46,927
Total Investment Companies (cost $345,680)		470,501
Total Investments 100.0% (cost $345,680)		470,501
Other Assets and Liabilities, Net (0.0)%		(33)
Total Net Assets 100.0%		$470,468

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.0%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (6.6%) (a)	8,957	$192,207
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.7%) (a)	9,424	191,691
JNL/Mellon Capital Small Cap Index Fund - Class A (8.2%) (a)	10,190	192,488
		576,386
Domestic Fixed Income 20.0%
JNL/Mellon Capital Bond Index Fund - Class A (16.3%) (a)	16,165	191,879
	Shares	Value
International Equity 20.0%
JNL/Mellon Capital International Index Fund - Class A (9.0%) (a)	13,084	192,069
Total Investment Companies (cost $745,761)		960,334
Total Investments 100.0% (cost $745,761)		960,334
Other Assets and Liabilities, Net (0.0)%		(62)
Total Net Assets 100.0%		$960,272

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 29.7%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.6%) (a)	364	$8,412
JNL/Invesco Small Cap Growth Fund - Class A (0.8%) (a)	558	12,626
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (5.0%) (a)	415	8,404
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.4%) (a)	480	12,607
JNL/Mellon Capital JNL 5 Fund - Class A (0.3%) (a)	893	12,624
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.4%) (a)	588	12,616
JNL/S&P Competitive Advantage Fund - Class A (0.4%) (a)	858	12,596
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	788	12,540
JNL/S&P Intrinsic Value Fund - Class A (0.5%) (a)	947	12,620
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.2%) (a)	184	8,416
		113,461
Domestic Fixed Income 51.0%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.1%) (a)	3,865	45,832
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.3%) (a)	3,433	45,827
JNL/Mellon Capital Bond Index Fund - Class A (3.9%) (a)	3,861	45,834
JNL/PIMCO Real Return Fund - Class A (0.9%) (a)	1,955	19,076
JNL/PIMCO Total Return Bond Fund - Class A (1.1%) (a)	2,990	38,179
		194,748
Emerging Markets Equity 5.5%
JNL/Mellon Capital Emerging Market Index Fund - Class A (1.4%) (a)	2,031	21,000
Global Equity 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class A (1.0%) (a)	1,061	12,627
Global Fixed Income 5.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (2.9%) (a)	1,711	19,115
International Equity 5.5%
JNL/Invesco International Growth Fund - Class A (1.5%) (a)	1,577	20,995
Total Investment Companies (cost $370,657)		381,946
Total Investments 100.0% (cost $370,657)		381,946
Other Assets and Liabilities, Net (0.0)%		(130)
Total Net Assets 100.0%		$381,816

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 70.0%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.2%) (a)	124	$2,862
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	127	2,870
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (1.4%) (a)	113	2,295

See accompanying Notes to Financial Statements.

9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (a)	131	3,434
JNL/Mellon Capital JNL 5 Fund - Class A (0.1%) (a)	163	2,297
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.1%) (a)	160	3,445
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (a)	274	4,016
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (a)	288	4,582
JNL/S&P Intrinsic Value Fund - Class A (0.2%) (a)	301	4,014
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (a)	50	2,294
		32,109
Emerging Markets Equity 12.5%
JNL/Mellon Capital Emerging Market Index Fund - Class A (0.4%) (a)	556	5,751
Global Equity 5.0%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.2%) (a)	193	2,298
International Equity 12.5%
JNL/Invesco International Growth Fund - Class A (0.4%) (a)	431	5,734
Total Investment Companies (cost $42,764)		45,892
Total Investments 100.0% (cost $42,764)		45,892
Other Assets and Liabilities, Net (0.0)%		(14)
Total Net Assets 100.0%		$45,878

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 49.9%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.6%) (a)	384	$8,878
JNL/Invesco Small Cap Growth Fund - Class A (0.5%) (a)	392	8,873
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (3.9%) (a)	328	6,643
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.3%) (a)	340	8,943
JNL/Mellon Capital JNL 5 Fund - Class A (0.2%) (a)	471	6,656
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.4%) (a)	514	11,043
JNL/S&P Competitive Advantage Fund - Class A (0.4%) (a)	749	11,002
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	833	13,247
JNL/S&P Intrinsic Value Fund - Class A (0.4%) (a)	834	11,106
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.1%) (a)	146	6,673
		93,064
Domestic Fixed Income 25.5%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.9%) (a)	852	10,104
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.8%) (a)	864	11,534
JNL/Mellon Capital Bond Index Fund - Class A (1.0%) (a)	972	11,539
JNL/PIMCO Real Return Fund - Class A (0.3%) (a)	591	5,764
JNL/PIMCO Total Return Bond Fund - Class A (0.3%) (a)	681	8,691
		47,632
Emerging Markets Equity 6.0%
JNL/Mellon Capital Emerging Market Index Fund - Class A (0.8%) (a)	1,076	11,129
Global Equity 3.6%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.5%) (a)	560	6,660
Global Fixed Income 3.1%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.9%) (a)	518	5,792
	Shares	Value
International Equity 11.9%
JNL/Invesco International Growth Fund - Class A (1.6%) (a)	1,672	22,252
Total Investment Companies (cost $177,340)		186,529
Total Investments 100.0% (cost $177,340)		186,529
Other Assets and Liabilities, Net (0.0)%		(58)
Total Net Assets 100.0%		$186,471

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class A (62.4%) (a)	119,376	$1,752,437
JNL/S&P Dividend Income & Growth Fund - Class A (32.0%) (a)	111,112	1,767,792
JNL/S&P Intrinsic Value Fund - Class A (68.0%) (a)	133,708	1,780,989
JNL/S&P Total Yield Fund - Class A (76.4%) (a)	130,133	1,784,126
Total Investment Companies (cost $7,194,343)		7,085,344
Total Investments 100.0% (cost $7,194,343)		7,085,344
Other Assets and Liabilities, Net (0.0)%		(407)
Total Net Assets 100.0%		$7,084,937

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class A (4.9%) (a)	4,677	$46,305
JNL/Invesco Global Real Estate Fund - Class A (0.8%) (a)	1,532	15,289
		61,594
Domestic Equity 15.0%
JNL Multi-Manager Mid Cap Fund - Class A (1.7%) (a)	1,346	15,445
JNL Multi-Manager Small Cap Growth Fund - Class A (1.1%) (a)	666	15,412
JNL Multi-Manager Small Cap Value Fund - Class A (1.4%) (a)	1,033	15,440
JNL/DFA U.S. Core Equity Fund - Class A (2.8%) (a)	2,446	30,869
JNL/Invesco Mid Cap Value Fund - Class A (2.5%) (a)	947	15,436
JNL/JPMorgan MidCap Growth Fund - Class A (1.6%) (a)	984	30,796
JNL/T. Rowe Price Established Growth Fund - Class A (0.6%) (a)	1,107	45,917
JNL/T. Rowe Price Value Fund - Class A (1.0%) (a)	2,739	46,337
JNL/WMC Value Fund - Class A (0.9%) (a)	636	15,441
		231,093
Domestic Fixed Income 69.0%
JNL/Crescent High Income Fund - Class A (9.0%) (a)	5,673	61,728
JNL/DoubleLine Total Return Fund (5.5%) (a)	12,620	138,690
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.1%) (a)	3,896	46,212
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (8.9%) (a)	9,232	123,243
JNL/PIMCO Real Return Fund - Class A (5.1%) (a)	11,042	107,766
JNL/PIMCO Total Return Bond Fund - Class A (1.8%) (a)	4,831	61,695
JNL/PPM America Floating Rate Income Fund - Class A (2.0%) (a)	2,880	30,874
JNL/PPM America High Yield Bond Fund - Class A (3.2%) (a)	5,502	77,189
JNL/PPM America Low Duration Bond Fund - Class A (12.0%) (a)	10,705	108,011
JNL/PPM America Total Return Fund - Class A (8.3%) (a)	8,981	107,949
JNL/Scout Unconstrained Bond Fund - Class A (8.3%) (a)	9,194	92,580

See accompanying Notes to Financial Statements.

10

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/T. Rowe Price Short-Term Bond Fund - Class A (6.7%) (a)	10,889	108,016
		1,063,953
Global Fixed Income 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (6.0%) (a)	10,031	107,933
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class A (1.1%) (a)	999	15,422
JNL/Invesco International Growth Fund - Class A (1.1%) (a)	1,159	15,431
JNL/WCM Focused International Equity Fund (1.4%) (a)	1,161	15,360
		46,213
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (3.5%) (a)	1,395	15,416
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (4.8%) (a)	1,402	15,433
		30,849
Total Investment Companies (cost $1,508,495)		1,541,635
Total Investments 100.0% (cost $1,508,495)		1,541,635
Other Assets and Liabilities, Net (0.0)%		(246)
Total Net Assets 100.0%		$1,541,389

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class A (10.7%) (a)	10,080	$99,796
JNL/Invesco Global Real Estate Fund - Class A (1.7%) (a)	3,377	33,699
		133,495
Domestic Equity 32.8%
JNL Multi-Manager Mid Cap Fund - Class A (4.5%) (a)	3,580	41,059
JNL Multi-Manager Small Cap Growth Fund - Class A (2.4%) (a)	1,532	35,459
JNL Multi-Manager Small Cap Value Fund - Class A (6.3%) (a)	4,629	69,197
JNL/BlackRock Large Cap Select Growth Fund - Class A (1.2%) (a)	1,086	35,406
JNL/DFA U.S. Core Equity Fund - Class A (3.2%) (a)	2,753	34,747
JNL/Invesco Mid Cap Value Fund - Class A (5.4%) (a)	2,077	33,831
JNL/Invesco Small Cap Growth Fund - Class A (2.1%) (a)	1,547	34,987
JNL/JPMorgan MidCap Growth Fund - Class A (5.6%) (a)	3,379	105,731
JNL/MFS Mid Cap Value Fund - Class A (0.5%) (a)	340	3,899
JNL/T. Rowe Price Established Growth Fund - Class A (4.0%) (a)	7,606	315,429
JNL/T. Rowe Price Value Fund - Class A (5.9%) (a)	16,450	278,338
JNL/WMC Value Fund - Class A (5.9%) (a)	4,261	103,450
		1,091,533
Domestic Fixed Income 47.8%
JNL/Crescent High Income Fund - Class A (14.5%) (a)	9,161	99,675
JNL/DoubleLine Total Return Fund (9.2%) (a)	21,312	234,219
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (11.9%) (a)	12,388	165,375
JNL/PIMCO Real Return Fund - Class A (9.4%) (a)	20,255	197,689
JNL/PIMCO Total Return Bond Fund - Class A (2.1%) (a)	5,816	74,275
JNL/PPM America High Yield Bond Fund - Class A (5.7%) (a)	9,732	136,544
JNL/PPM America Low Duration Bond Fund - Class A (20.9%) (a)	18,635	188,024
JNL/PPM America Total Return Fund - Class A (12.9%) (a)	13,946	167,630
	Shares	Value
JNL/Scout Unconstrained Bond Fund - Class A (14.0%) (a)	15,521	156,298
JNL/T. Rowe Price Short-Term Bond Fund - Class A (10.5%) (a)	16,935	167,996
		1,587,725
Emerging Markets Equity 1.0%
JNL/Lazard Emerging Markets Fund - Class A (3.8%) (a)	3,404	34,722
Global Equity 1.1%
JNL/Oppenheimer Global Growth Fund - Class A (1.6%) (a)	2,185	35,942
Global Fixed Income 7.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (13.0%) (a)	21,923	235,889
International Equity 4.1%
JNL/Causeway International Value Select Fund - Class A (2.5%) (a)	2,204	34,024
JNL/Invesco International Growth Fund - Class A (4.9%) (a)	5,190	69,075
JNL/WCM Focused International Equity Fund (3.0%) (a)	2,593	34,312
		137,411
International Fixed Income 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (7.7%) (a)	3,084	34,082
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (10.7%) (a)	3,113	34,271
		68,353
Total Investment Companies (cost $3,100,123)		3,325,070
Total Investments 100.0% (cost $3,100,123)		3,325,070
Other Assets and Liabilities, Net (0.0)%		(485)
Total Net Assets 100.0%		$3,324,585

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 5.0%
JNL Multi-Manager Alternative Fund - Class A (19.9%) (a)	18,841	$186,526
JNL/Invesco Global Real Estate Fund - Class A (6.3%) (a)	12,478	124,533
		311,059
Domestic Equity 46.5%
JNL Multi-Manager Mid Cap Fund - Class A (13.9%) (a)	10,991	126,069
JNL Multi-Manager Small Cap Growth Fund - Class A (4.8%) (a)	3,030	70,105
JNL Multi-Manager Small Cap Value Fund - Class A (12.7%) (a)	9,277	138,689
JNL/BlackRock Large Cap Select Growth Fund - Class A (11.1%) (a)	10,074	328,406
JNL/Invesco Mid Cap Value Fund - Class A (10.1%) (a)	3,861	62,899
JNL/Invesco Small Cap Growth Fund - Class A (4.2%) (a)	2,994	67,728
JNL/JPMorgan MidCap Growth Fund - Class A (11.0%) (a)	6,631	207,496
JNL/MFS Mid Cap Value Fund - Class A (1.5%) (a)	1,073	12,310
JNL/PPM America Mid Cap Value Fund - Class A (4.1%) (a)	1,906	28,365
JNL/T. Rowe Price Established Growth Fund - Class A (10.7%) (a)	20,456	848,297
JNL/T. Rowe Price Value Fund - Class A (14.7%) (a)	40,792	690,197
JNL/WMC Value Fund - Class A (18.4%) (a)	13,288	322,636
		2,903,197
Domestic Fixed Income 30.0%
JNL/Crescent High Income Fund - Class A (20.2%) (a)	12,754	138,761
JNL/DoubleLine Total Return Fund (7.1%) (a)	16,424	180,494
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.7%) (a)	4,484	53,182

See accompanying Notes to Financial Statements.

11

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (12.6%) (a)	13,120	175,156
JNL/PIMCO Real Return Fund - Class A (11.4%) (a)	24,707	241,139
JNL/PIMCO Total Return Bond Fund - Class A (1.8%) (a)	4,904	62,622
JNL/PPM America High Yield Bond Fund - Class A (8.0%) (a)	13,572	190,407
JNL/PPM America Low Duration Bond Fund - Class A (26.9%) (a)	24,032	242,477
JNL/PPM America Total Return Fund - Class A (14.3%) (a)	15,410	185,226
JNL/Scout Unconstrained Bond Fund - Class A (20.2%) (a)	22,314	224,701
JNL/T. Rowe Price Short-Term Bond Fund - Class A (11.4%) (a)	18,479	183,314
		1,877,479
Emerging Markets Equity 3.0%
JNL/Lazard Emerging Markets Fund - Class A (7.1%) (a)	6,425	65,533
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (32.2%) (a)	11,908	121,462
		186,995
Global Equity 2.9%
JNL/Oppenheimer Global Growth Fund - Class A (8.2%) (a)	11,236	184,832
Global Fixed Income 5.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (17.2%) (a)	28,867	310,613
International Equity 5.6%
JNL/Causeway International Value Select Fund - Class A (6.4%) (a)	5,722	88,351
JNL/Invesco International Growth Fund - Class A (9.3%) (a)	9,808	130,547
JNL/WCM Focused International Equity Fund (11.4%) (a)	9,750	128,992
		347,890
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (14.1%) (a)	5,623	62,136
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (19.7%) (a)	5,755	63,365
		125,501
Total Investment Companies (cost $5,531,991)		6,247,566
Total Investments 100.0% (cost $5,531,991)		6,247,566
Other Assets and Liabilities, Net (0.0)%		(876)
Total Net Assets 100.0%		$6,246,690

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.6%
JNL Multi-Manager Alternative Fund - Class A (16.1%) (a)	15,242	$150,897
JNL/Invesco Global Real Estate Fund - Class A (5.0%) (a)	9,905	98,851
		249,748
Domestic Equity 63.6%
JNL Multi-Manager Mid Cap Fund - Class A (9.9%) (a)	7,841	89,942
JNL Multi-Manager Small Cap Growth Fund - Class A (7.5%) (a)	4,717	109,144
JNL Multi-Manager Small Cap Value Fund - Class A (11.2%) (a)	8,189	122,422
JNL/BlackRock Large Cap Select Growth Fund - Class A (18.6%) (a)	16,828	548,599
JNL/Invesco Mid Cap Value Fund - Class A (16.5%) (a)	6,289	102,444
JNL/Invesco Small Cap Growth Fund - Class A (3.8%) (a)	2,745	62,099
JNL/JPMorgan MidCap Growth Fund - Class A (11.9%) (a)	7,145	223,584
	Shares	Value
JNL/PPM America Mid Cap Value Fund - Class A (2.4%) (a)	1,094	16,275
JNL/T. Rowe Price Established Growth Fund - Class A (10.5%) (a)	20,094	833,315
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (3.8%) (a)	4,015	183,378
JNL/T. Rowe Price Value Fund - Class A (17.6%) (a)	48,789	825,505
JNL/WMC Value Fund - Class A (18.4%) (a)	13,225	321,104
		3,437,811
Domestic Fixed Income 14.9%
JNL/Crescent High Income Fund - Class A (13.0%) (a)	8,241	89,663
JNL/DoubleLine Total Return Fund (2.1%) (a)	4,939	54,276
JNL/PIMCO Real Return Fund - Class A (6.8%) (a)	14,805	144,498
JNL/PIMCO Total Return Bond Fund - Class A (0.3%) (a)	811	10,358
JNL/PPM America High Yield Bond Fund - Class A (4.3%) (a)	7,393	103,720
JNL/PPM America Low Duration Bond Fund - Class A (9.4%) (a)	8,425	85,009
JNL/PPM America Total Return Fund - Class A (7.5%) (a)	8,063	96,916
JNL/Scout Unconstrained Bond Fund - Class A (10.8%) (a)	11,961	120,443
JNL/T. Rowe Price Short-Term Bond Fund - Class A (6.1%) (a)	9,918	98,388
		803,271
Emerging Markets Equity 4.4%
JNL/Lazard Emerging Markets Fund - Class A (17.2%) (a)	15,538	158,487
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (21.8%) (a)	8,058	82,192
		240,679
Global Equity 5.1%
JNL/Oppenheimer Global Growth Fund - Class A (12.2%) (a)	16,661	274,069
International Equity 5.8%
JNL/Causeway International Value Select Fund - Class A (7.9%) (a)	7,041	108,707
JNL/Invesco International Growth Fund - Class A (8.1%) (a)	8,545	113,734
JNL/WCM Focused International Equity Fund (8.2%) (a)	6,960	92,085
		314,526
International Fixed Income 1.6%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (7.3%) (a)	2,916	32,228
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (16.2%) (a)	4,728	52,053
		84,281
Total Investment Companies (cost $4,524,145)		5,404,385
Total Investments 100.0% (cost $4,524,145)		5,404,385
Other Assets and Liabilities, Net (0.0)%		(748)
Total Net Assets 100.0%		$5,403,637

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.7%
JNL Multi-Manager Alternative Fund - Class A (6.2%) (a)	5,853	$57,946
JNL/Invesco Global Real Estate Fund - Class A (1.9%) (a)	3,852	38,445
		96,391
Domestic Equity 69.6%
JNL Multi-Manager Mid Cap Fund - Class A (4.3%) (a)	3,357	38,511
JNL Multi-Manager Small Cap Growth Fund - Class A (2.7%) (a)	1,717	39,731
JNL Multi-Manager Small Cap Value Fund - Class A (5.4%) (a)	3,953	59,092

See accompanying Notes to Financial Statements.

12

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/BlackRock Large Cap Select Growth Fund - Class A (7.4%) (a)	6,714	218,891
JNL/Invesco Mid Cap Value Fund - Class A (6.2%) (a)	2,366	38,546
JNL/Invesco Small Cap Growth Fund - Class A (2.5%) (a)	1,790	40,489
JNL/JPMorgan MidCap Growth Fund - Class A (5.3%) (a)	3,172	99,239
JNL/T. Rowe Price Established Growth Fund - Class A (4.1%) (a)	7,736	320,797
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.0%) (a)	2,121	96,861
JNL/T. Rowe Price Value Fund - Class A (7.1%) (a)	19,664	332,712
JNL/WMC Value Fund - Class A (8.9%) (a)	6,423	155,960
		1,440,829
Domestic Fixed Income 6.5%
JNL/DoubleLine Total Return Fund (0.8%) (a)	1,750	19,228
JNL/PPM America High Yield Bond Fund - Class A (1.6%) (a)	2,757	38,676
JNL/PPM America Total Return Fund - Class A (1.5%) (a)	1,601	19,239
JNL/Scout Unconstrained Bond Fund - Class A (1.7%) (a)	1,906	19,192
JNL/T. Rowe Price Short-Term Bond Fund - Class A (2.4%) (a)	3,861	38,301
		134,636
Emerging Markets Equity 5.7%
JNL/Lazard Emerging Markets Fund - Class A (6.3%) (a)	5,712	58,265
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (15.7%) (a)	5,829	59,460
		117,725
Global Equity 4.9%
JNL/Oppenheimer Global Growth Fund - Class A (4.5%) (a)	6,133	100,887
International Equity 7.7%
JNL/Causeway International Value Select Fund - Class A (4.3%) (a)	3,831	59,150
JNL/Invesco International Growth Fund - Class A (2.8%) (a)	2,973	39,577
JNL/WCM Focused International Equity Fund (5.3%) (a)	4,546	60,144
		158,871
International Fixed Income 0.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (4.3%) (a)	1,734	19,158
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.2%) (a)	58	642
		19,800
Total Investment Companies (cost $1,746,675)		2,069,139
Total Investments 100.0% (cost $1,746,675)		2,069,139
Other Assets and Liabilities, Net (0.0)%		(302)
Total Net Assets 100.0%		$2,068,837

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
MLP - Master Limited Partnership

See accompanying Notes to Financial Statements.

13

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/American Funds Balanced Fund	JNL/American Funds Blue Chip Income and Growth Fund(d)	JNL/American Funds Global Bond Fund(d)	JNL/American Funds Global Small Capitalization Fund(d)	JNL/American Funds Growth-Income Fund(d)	JNL/American Funds International Fund(d)	JNL/American Funds New World Fund(d)
Assets
Investments - unaffiliated, at value (a)	$516,906	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	—	3,177,053	496,807	592,631	4,941,896	1,565,359	1,130,879
Total investments, at value (c)	516,906	3,177,053	496,807	592,631	4,941,896	1,565,359	1,130,879
Cash	65	—	—	—	—	—	—
Receivable for:
Fund shares sold	1,168	1,661	3,709	415	5,847	2,486	1,521
Dividends	137	—	—	—	—	—	—
Receivable from adviser	166	1,123	212	266	1,414	694	691
Other assets	1	11	1	1	15	3	4
Total assets	518,443	3,179,848	500,729	593,313	4,949,172	1,568,542	1,133,095
Liabilities
Payable for:
Advisory fees	269	1,738	283	363	2,667	1,051	963
Administrative fees	62	389	60	73	574	189	138
12b-1 fees (Class A)	12	99	16	19	153	49	35
Investment securities purchased	976	682	3,536	259	3,986	1,674	1,034
Fund shares redeemed	192	980	173	155	1,863	812	488
Trustee fees	20	40	12	9	55	18	17
Other expenses	2	11	2	2	15	4	4
Total liabilities	1,533	3,939	4,082	880	9,313	3,797	2,679
Net assets	$516,910	$3,175,909	$496,647	$592,433	$4,939,859	$1,564,745	$1,130,416
Net assets consist of:
Paid-in capital *	$472,206	$2,874,225	$516,400	$517,777	$4,830,783	$1,391,892	$1,108,114
Undistributed net investment income (loss)	1,631	—	396	2,067	—	12,231	2,295
Accumulated net realized gain (loss)	54,834	—	(7,142)	90,621	—	101,352	(11,526)
Net unrealized appreciation (depreciation) on
investments	(11,761)	301,684	(13,007)	(18,032)	109,076	59,270	31,533
	$516,910	$3,175,909	$496,647	$592,433	$4,939,859	$1,564,745	$1,130,416
Net assets - Class A	$516,364	$3,175,509	$496,478	$592,294	$4,939,377	$1,564,317	$1,130,129
Shares outstanding - Class A	47,917	158,634	46,750	39,581	247,192	110,373	96,655
Net asset value per share - Class A	$10.78	$20.02	$10.62	$14.96	$19.98	$14.17	$11.69
Net assets - Class B	$546	$400	$169	$139	$482	$428	$287
Shares outstanding - Class B	49	20	16	9	24	30	24
Net asset value per share - Class B	$11.10	$20.21	$10.71	$15.12	$20.17	$14.31	$11.80
(a) Investments - unaffiliated, at cost	$528,673	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	—	2,875,369	509,814	610,663	4,832,820	1,506,089	1,099,346
(c) Total investments, at cost	$528,673	$2,875,369	$509,814	$610,663	$4,832,820	$1,506,089	$1,099,346

(d)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

* Represents partners’ capital for Funds structured as partnerships.

See accompanying Notes to Financial Statements.

14

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL Institutional Alt 20 Fund		JNL Institutional Alt 35 Fund		JNL Institutional Alt 50 Fund		JNL Alt 65 Fund		JNL/American Funds Balanced Allocation Fund		JNL/American Funds Growth Allocation Fund		JNL/DFA Growth Allocation Fund
Assets
Investments - unaffiliated, at value (a)		$—		$—		$—		$—		$1,786,290		$1,625,030		$18,684
Investments - affiliated, at value (b)		1,501,811		1,795,625		2,463,297		520,504		209,844		85,524		—
Total investments, at value (c)		1,501,811		1,795,625		2,463,297		520,504		1,996,134		1,710,554		18,684
Receivable for:
Investment securities sold		275		791		866		—		—		—		—
Fund shares sold		87		698		296		97		1,670		2,144		1,124
Dividends		—		—		—		—		1,034		421		—
Other assets		5		6		8		2		6		5		—
Total assets		1,502,178		1,797,120		2,464,467		520,603		1,998,844		1,713,124		19,808
Liabilities
Payable for:
Advisory fees		145		170		225		64		471		404		3
Administrative fees		62		75		102		21		246		209		2
12b-1 fees (Class A)		—		—		—		—		63		54		—
Investment securities purchased		—		—		—		21		1,252		1,750		1,115
Fund shares redeemed		362		1,489		1,162		76		418		394		9
Trustee fees		44		60		82		30		18		15		—
Other expenses		6		6		9		2		6		5		—
Total liabilities		619		1,800		1,580		214		2,474		2,831		1,129
Net assets		$1,501,559		$1,795,320		$2,462,887		$520,389		$1,996,370		$1,710,293		$18,679
Net assets consist of:
Paid-in capital *		$1,412,165		$1,722,666		$2,409,997		$515,088		$1,979,134		$1,710,476		$18,540
Undistributed net investment income (loss)		—		—		—		—		—		—		88
Accumulated net realized gain (loss)		—		—		—		—		—		—		19
Net unrealized appreciation (depreciation) on
investments		89,394		72,654		52,890		5,301		17,236		(183)		32
		$1,501,559		$1,795,320		$2,462,887		$520,389		$1,996,370		$1,710,293		$18,679
Net assets - Class A		$1,501,559		$1,795,320		$2,462,887		$520,389		$1,996,370		$1,710,293		$18,679
Shares outstanding - Class A		93,781		111,696		151,206		34,033		143,226		114,266		1,812
Net asset value per share - Class A		$16.01		$16.07		$16.29		$15.29		$13.94		$14.97		$10.31
Net assets - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Shares outstanding - Class B		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Net asset value per share - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
(a) Investments - unaffiliated, at cost		$—		$—		$—		$—		$1,769,420		$1,625,118		$18,652
(b) Investments - affiliated, at cost		1,412,417		1,722,971		2,410,407		515,203		209,478		85,619		—
(c) Total investments, at cost		$1,412,417		$1,722,971		$2,410,407		$515,203		$1,978,898		$1,710,737		$18,652

* Represents partners’ capital for Funds structured as partnerships.

See accompanying Notes to Financial Statements.

15

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/DFA Moderate Allocation Fund		JNL Disciplined Moderate Fund		JNL Disciplined Moderate Growth Fund		JNL Disciplined Growth Fund		JNL/Franklin Templeton Founding Strategy Fund		JNL/Mellon Capital 10 x 10 Fund		JNL/Mellon Capital Index 5 Fund
Assets
Investments - unaffiliated, at value (a)		$12,852		$—		$—		$—		$—		$—		$—
Investments - affiliated, at value (b)		—		1,500,488		2,006,965		1,038,610		1,479,918		470,501		960,334
Total investments, at value (c)		12,852		1,500,488		2,006,965		1,038,610		1,479,918		470,501		960,334
Receivable for:
Investment securities sold		—		51		159		—		382		—		294
Fund shares sold		159		615		419		684		330		426		121
Other assets		—		5		6		3		5		1		2
Total assets		13,011		1,501,159		2,007,549		1,039,297		1,480,635		470,928		960,751
Liabilities
Payable for:
Advisory fees		2		119		152		88		—		—		—
Administrative fees		1		62		82		42		61		19		39
12b-1 fees (Class A)		1		—		—		—		—		—		—
Investment securities purchased		157		—		—		326		—		335		—
Fund shares redeemed		1		665		579		359		711		90		415
Trustee fees		—		32		38		16		59		14		22
Other expenses		—		6		7		4		6		2		3
Total liabilities		162		884		858		835		837		460		479
Net assets		$12,849		$1,500,275		$2,006,691		$1,038,462		$1,479,798		$470,468		$960,272
Net assets consist of:
Paid-in capital *		$12,766		$1,378,482		$1,813,391		$925,587		$1,181,297		$345,647		$745,699
Undistributed net investment income (loss)		56		—		—		—		—		—		—
Accumulated net realized gain (loss)		16		—		—		—		—		—		—
Net unrealized appreciation (depreciation) on
investments		11		121,793		193,300		112,875		298,501		124,821		214,573
		$12,849		$1,500,275		$2,006,691		$1,038,462		$1,479,798		$470,468		$960,272
Net assets - Class A		$12,849		$1,500,275		$2,006,691		$1,038,462		$1,479,798		$470,468		$960,272
Shares outstanding - Class A		1,254		116,138		159,602		87,175		110,919		37,576		70,993
Net asset value per share - Class A		$10.25		$12.92		$12.57		$11.91		$13.34		$12.52		$13.53
Net assets - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Shares outstanding - Class B		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Net asset value per share - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
(a) Investments - unaffiliated, at cost		$12,841		$—		$—		$—		$—		$—		$—
(b) Investments - affiliated, at cost		—		1,378,695		1,813,665		925,735		1,181,417		345,680		745,761
(c) Total investments, at cost		$12,841		$1,378,695		$1,813,665		$925,735		$1,181,417		$345,680		$745,761

* Represents partners’ capital for Funds structured as partnerships.

See accompanying Notes to Financial Statements.

16

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/MMRS Conservative Fund		JNL/MMRS Growth Fund		JNL/MMRS Moderate Fund		JNL/S&P 4 Fund		JNL/S&P Managed Conservative Fund		JNL/S&P Managed Moderate Fund		JNL/S&P Managed Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a)		$—		$—		$—		$—		$—		$—		$—
Investments - affiliated, at value (b)		381,946		45,892		186,529		7,085,344		1,541,635		3,325,070		6,247,566
Total investments, at value (c)		381,946		45,892		186,529		7,085,344		1,541,635		3,325,070		6,247,566
Receivable for:
Investment securities sold		298		10		39		2,207		1,850		464		2,013
Fund shares sold		33		—		2		3,154		187		596		992
Other assets		1		—		—		42		6		11		21
Total assets		382,278		45,902		186,570		7,090,747		1,543,678		3,326,141		6,250,592
Liabilities
Payable for:
Advisory fees		95		11		46		—		123		240		433
Administrative fees		16		2		8		275		64		136		245
Fund shares redeemed		330		10		40		5,362		2,037		1,060		3,005
Trustee fees		19		1		5		147		59		108		197
Other expenses		2		—		—		26		6		12		22
Total liabilities		462		24		99		5,810		2,289		1,556		3,902
Net assets		$381,816		$45,878		$186,471		$7,084,937		$1,541,389		$3,324,585		$6,246,690
Net assets consist of:
Paid-in capital *		$370,527		$42,750		$177,282		$7,193,936		$1,508,249		$3,099,638		$5,531,115
Net unrealized appreciation (depreciation) on
investments		11,289		3,128		9,189		(108,999)		33,140		224,947		715,575
		$381,816		$45,878		$186,471		$7,084,937		$1,541,389		$3,324,585		$6,246,690
Net assets - Class A		$381,816		$45,878		$186,471		$7,084,937		$1,541,389		$3,324,585		$6,246,690
Shares outstanding - Class A		33,948		4,141		16,891		388,654		117,998		225,558		380,422
Net asset value per share - Class A		$11.25		$11.08		$11.04		$18.23		$13.06		$14.74		$16.42
Net assets - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Shares outstanding - Class B		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Net asset value per share - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
(a) Investments - unaffiliated, at cost		$—		$—		$—		$—		$—		$—		$—
(b) Investments - affiliated, at cost		370,657		42,764		177,340		7,194,343		1,508,495		3,100,123		5,531,991
(c) Total investments, at cost		$370,657		$42,764		$177,340		$7,194,343		$1,508,495		$3,100,123		$5,531,991

* Represents partners’ capital for Funds structured as partnerships.

See accompanying Notes to Financial Statements.

17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/S&P Managed Growth Fund		JNL/S&P Managed Aggressive Growth Fund
Assets
Investments - unaffiliated, at value (a)		$—		$—
Investments - affiliated, at value (b)		5,404,385		2,069,139
Total investments, at value (c)		5,404,385		2,069,139
Receivable for:
Investment securities sold		1,058		253
Fund shares sold		1,302		702
Other assets		17		6
Total assets		5,406,762		2,070,100
Liabilities
Payable for:
Advisory fees		377		156
Administrative fees		213		85
Fund shares redeemed		2,360		955
Trustee fees		156		59
Other expenses		19		8
Total liabilities		3,125		1,263
Net assets		$5,403,637		$2,068,837
Net assets consist of:
Paid-in capital *		$4,523,397		$1,746,373
Net unrealized appreciation (depreciation) on
investments		880,240		322,464
		$5,403,637		$2,068,837
Net assets - Class A		$5,403,637		$2,068,837
Shares outstanding - Class A		312,537		102,389
Net asset value per share - Class A		$17.29		$20.21
Net assets - Class B	$	N/A	$	N/A
Shares outstanding - Class B		N/A		N/A
Net asset value per share - Class B	$	N/A	$	N/A
(a) Investments - unaffiliated, at cost		$—		$—
(b) Investments - affiliated, at cost		4,524,145		1,746,675
(c) Total investments, at cost		$4,524,145		$1,746,675

* Represents partners’ capital for Funds structured as partnerships.

See accompanying Notes to Financial Statements.

18

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)
Investment Income
Dividends (a)	$2,074	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	1,577	11,558	—	2,456	13,554	5,214	1,880
Foreign taxes withheld	(4)	—	—	—	—	—	—
Interest	1,215	—	—	—	—	—	—
Securities lending (a)	53	—	—	—	—	—	—
Total investment income	4,915	11,558	—	2,456	13,554	5,214	1,880

Expenses
Advisory fees	1,528	10,288	1,659	2,041	14,967	5,471	5,332
Administrative fees	353	2,305	356	408	3,241	979	763
12b-1 fees (Class A)	448	2,981	457	525	4,365	1,256	980
Legal fees	1	8	1	1	12	3	3
Trustee fees	3	21	3	4	30	9	7
Chief compliance officer fees	—	3	1	1	4	1	1
Other expenses	1	19	2	3	26	7	6
Total expenses	2,334	15,625	2,479	2,983	22,645	7,726	7,092
Expense waiver	(401)	(6,642)	(1,244)	(1,497)	(7,925)	(3,590)	(3,816)
Net expenses	1,933	8,983	1,235	1,486	14,720	4,136	3,276
Net investment income (loss)	2,982	2,575	(1,235)	970	(1,166)	1,078	(1,396)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	33,555	—	—	—	—	—	—
Affiliated investments	—	23,547	(1,042)	1,397	1,588	(49)	(524)
Distributions from unaffiliated
investment companies	22,525	—	—	—	—	—	—
Distributions from affiliated
investment companies	—	117,137	2,953	—	312,656	17,481	—
Foreign currency	146	—	—	—	—	—	—
OTC derivative instruments	(494)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	(19,548)	19,672	21,776	60,737	88,552	196,347	133,593
Foreign currency	31	—	—	—	—	—	—
OTC derivative instruments	272	—	—	—	—	—	—
Net realized and unrealized gain (loss)	36,487	160,356	23,687	62,134	402,796	213,779	133,069
Change in net assets from operations	$39,469	$162,931	$22,452	$63,104	$401,630	$214,857	$131,673
(a) Income from affiliated investments	$1,630	$11,558	$—	$2,456	$13,554	$5,214	$1,880

(b)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

19

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL Institutional Alt 20 Fund	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/DFA Growth Allocation Fund(b)
Investment Income
Dividends (a)	$—	$—	$—	$—	$3,786	$3,820	$99
Total investment income	—	—	—	—	3,786	3,820	99

Expenses
Advisory fees	873	1,038	1,379	389	2,674	2,226	5
Administrative fees	374	457	627	133	1,391	1,147	3
12b-1 fees (Class A)	—	—	—	—	1,788	1,473	3
Legal fees	4	5	7	1	5	4	—
Trustee fees	11	13	18	4	12	10	—
Chief compliance officer fees	2	2	2	1	2	1	—
Other expenses	10	13	18	4	12	9	—
Total expenses	1,274	1,528	2,051	532	5,884	4,870	11
Net investment income (loss)	(1,274)	(1,528)	(2,051)	(532)	(2,098)	(1,050)	88

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	49,713	58,007	19
Affiliated investments	35,727	47,386	36,474	4,482	—	—	—
Distributions from unaffiliated
investment companies	—	—	—	—	42,196	46,287	—
Distributions from affiliated
investment companies	—	—	—	—	776	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	70,716	63,737	92,808	19,254	56,403	46,660	32
Net realized and unrealized gain (loss)	106,443	111,123	129,282	23,736	149,088	150,954	51
Change in net assets from operations	$105,169	$109,595	$127,231	$23,204	$146,990	$149,904	$139
(a) Income from affiliated investments	$—	$—	$—	$—	$919	$152	$—

(b)	Period from commencement of operations April 24, 2017.

See accompanying Notes to Financial Statements.

20

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/DFA Moderate Allocation Fund(a)	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund
Investment Income
Dividends	$63	$—	$—	$—	$—	$—	$—
Total investment income	63	—	—	—	—	—	—

Expenses
Advisory fees	3	705	891	508	—	—	—
Administrative fees	2	363	480	240	368	114	224
12b-1 fees (Class A)	2	—	—	—	—	—	—
Legal fees	—	4	5	3	4	2	3
Trustee fees	—	11	13	6	11	3	6
Chief compliance officer fees	—	1	2	1	1	1	1
Other expenses	—	9	12	5	9	2	5
Total expenses	7	1,093	1,403	763	393	122	239
Net investment income (loss)	56	(1,093)	(1,403)	(763)	(393)	(122)	(239)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	16	—	—	—	—	—	—
Affiliated investments	—	19,306	36,469	14,109	7,716	4,635	4,455
Net change in unrealized appreciation
(depreciation) on:
Investments	11	93,300	148,138	88,464	88,770	18,507	54,047
Net realized and unrealized gain (loss)	27	112,606	184,607	102,573	96,486	23,142	58,502
Change in net assets from operations	$83	$111,513	$183,204	$101,810	$96,093	$23,020	$58,263

(a)	Period from commencement of operations April 24, 2017.

See accompanying Notes to Financial Statements.

21

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Investment Income
Dividends (a)	$180	$33	$95	$—	$—	$—	$—
Total investment income	180	33	95	—	—	—	—

Expenses
Advisory fees	581	69	279	—	743	1,439	2,578
Administrative fees	97	12	47	1,688	387	814	1,455
Legal fees	1	—	1	21	4	9	17
Trustee fees	3	—	1	52	11	24	44
Chief compliance officer fees	—	—	—	7	1	3	6
Other expenses	2	—	1	29	11	22	39
Total expenses	684	81	329	1,797	1,157	2,311	4,139
Net investment income (loss)	(504)	(48)	(234)	(1,797)	(1,157)	(2,311)	(4,139)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	(4,699)	324	556	80,931	4,267	31,625	82,235
Net change in unrealized appreciation
(depreciation) on:
Investments	26,240	3,948	12,994	136,117	57,942	170,304	432,279
Net realized and unrealized gain (loss)	21,541	4,272	13,550	217,048	62,209	201,929	514,514
Change in net assets from operations	$21,037	$4,224	$13,316	$215,251	$61,052	$199,618	$510,375
(a) Income from affiliated investments	$180	$33	$95	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

22

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Investment Income
Dividends	$—	$—
Total investment income	—	—

Expenses
Advisory fees	2,216	906
Administrative fees	1,251	489
Legal fees	14	5
Trustee fees	36	14
Chief compliance officer fees	5	2
Other expenses	34	12
Total expenses	3,556	1,428
Net investment income (loss)	(3,556)	(1,428)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—
Affiliated investments	53,373	19,241
Net change in unrealized appreciation
(depreciation) on:
Investments	495,436	205,073
Net realized and unrealized gain (loss)	548,809	224,314
Change in net assets from operations	$545,253	$222,886

See accompanying Notes to Financial Statements.

23

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)
Operations
Net investment income (loss)	$2,982	$2,575	$(1,235)	$970	$(1,166)	$1,078	$(1,396)
Net realized gain (loss)	55,732	140,684	1,911	1,397	314,244	17,432	(524)
Net change in unrealized appreciation
(depreciation)	(19,245)	19,672	21,776	60,737	88,552	196,347	133,593
Change in net assets from operations	39,469	162,931	22,452	63,104	401,630	214,857	131,673
Distributions to shareholders
From net investment income
Class A	(6,580)	—	—	—	—	—	—
Class B	(8)	—	—	—	—	—	—
From net realized gains
Class A	(9,578)	—	—	—	—	—	—
Class B	(11)	—	—	—	—	—	—
Total distributions to shareholders	(16,177)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	79,109	398,399	56,432	77,767	802,096	342,459	170,167
Class B	101	135	12	62	123	58	94
Reinvestment of distributions
Class A	16,158	—	—	—	—	—	—
Class B	19	—	—	—	—	—	—
Cost of shares redeemed
Class A	(58,833)	(293,534)	(53,646)	(43,544)	(303,225)	(92,626)	(75,713)
Class B	(88)	(89)	(12)	(40)	(90)	(9)	(35)
Change in net assets from
share transactions	36,466	104,911	2,786	34,245	498,904	249,882	94,513
Change in net assets	59,758	267,842	25,238	97,349	900,534	464,739	226,186
Net assets beginning of period	457,152	2,908,067	471,409	495,084	4,039,325	1,100,006	904,230
Net assets end of period	$516,910	$3,175,909	$496,647	$592,433	$4,939,859	$1,564,745	$1,130,416
Undistributed net investment income (loss)	$1,631	$—	$396	$2,067	$—	$12,231	$2,295

[1]Share Transactions
Shares Sold
Class A	7,377	20,256	5,424	5,407	41,356	25,554	15,115
Class B	9	7	1	4	6	4	8
Reinvestment of distributions
Class A	1,533	—	—	—	—	—	—
Class B	2	—	—	—	—	—	—
Shares redeemed
Class A	(5,517)	(14,892)	(5,186)	(3,045)	(15,599)	(7,003)	(6,785)
Class B	(8)	(4)	(1)	(3)	(4)	—	(3)
Change in shares
Class A	3,393	5,364	238	2,362	25,757	18,551	8,330
Class B	3	3	—	1	2	4	5
Purchases and sales of long term
investments
Purchase of securities	$567,300	$296,101	$23,593	$42,943	$815,826	$270,037	$100,101
Purchase of U.S. government securities	16,628 (b)	—	—	—	—	—	—
Total purchases	$583,928	$296,101	$23,593	$42,943	$815,826	$270,037	$100,101
Proceeds from sales of securities	$504,615	$71,504	$19,101	$7,717	$5,262	$1,485	$6,939
Proceeds from sales of U.S. government
securities	10,824 (b)	—	—	—	—	—	—
Total proceeds from sales	$515,439	$71,504	$19,101	$7,717	$5,262	$1,485	$6,939

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)	Amounts exclude $14,449 and $17,218 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

24

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL Institutional Alt 20 Fund	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/DFA Growth Allocation Fund(a)
Operations
Net investment income (loss)	$(1,274)	$(1,528)	$(2,051)	$(532)	$(2,098)	$(1,050)	$88
Net realized gain (loss)	35,727	47,386	36,474	4,482	92,685	104,294	19
Net change in unrealized appreciation
(depreciation)	70,716	63,737	92,808	19,254	56,403	46,660	32
Change in net assets from operations	105,169	109,595	127,231	23,204	146,990	149,904	139
Share transactions[1]
Proceeds from the sale of shares
Class A	39,431	42,804	77,666	17,794	299,686	312,230	19,702
Cost of shares redeemed
Class A	(150,796)	(228,721)	(312,736)	(65,090)	(158,747)	(111,688)	(1,162)
Change in net assets from
share transactions	(111,365)	(185,917)	(235,070)	(47,296)	140,939	200,542	18,540
Change in net assets	(6,196)	(76,322)	(107,839)	(24,092)	287,929	350,446	18,679
Net assets beginning of period	1,507,755	1,871,642	2,570,726	544,481	1,708,441	1,359,847	—
Net assets end of period	$1,501,559	$1,795,320	$2,462,887	$520,389	$1,996,370	$1,710,293	$18,679
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—	$88

[1]Share Transactions
Shares Sold
Class A	2,534	2,721	4,855	1,182	22,197	21,604	1,926
Shares redeemed
Class A	(9,708)	(14,560)	(19,561)	(4,323)	(11,743)	(7,745)	(114)
Change in shares
Class A	(7,174)	(11,839)	(14,706)	(3,141)	10,454	13,859	1,812
Purchases and sales of long term
investments
Purchase of securities	$277,496	$355,602	$369,644	$60,158	$1,298,800	$1,185,316	$16,678
Proceeds from sales of securities	$390,146	$543,071	$606,797	$107,994	$1,117,980	$939,881	$942

(a)	Period from commencement of operations April 24, 2017.

See accompanying Notes to Financial Statements.

25

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/DFA Moderate Allocation Fund(a)	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund
Operations
Net investment income (loss)	$56	$(1,093)	$(1,403)	$(763)	$(393)	$(122)	$(239)
Net realized gain (loss)	16	19,306	36,469	14,109	7,716	4,635	4,455
Net change in unrealized appreciation
(depreciation)	11	93,300	148,138	88,464	88,770	18,507	54,047
Change in net assets from operations	83	111,513	183,204	101,810	96,093	23,020	58,263
Share transactions[1]
Proceeds from the sale of shares
Class A	14,020	100,206	161,091	135,531	74,344	48,379	122,497
Cost of shares redeemed
Class A	(1,254)	(129,287)	(182,469)	(82,989)	(145,000)	(36,241)	(67,126)
Change in net assets from
share transactions	12,766	(29,081)	(21,378)	52,542	(70,656)	12,138	55,371
Change in net assets	12,849	82,432	161,826	154,352	25,437	35,158	113,634
Net assets beginning of period	—	1,417,843	1,844,865	884,110	1,454,361	435,310	846,638
Net assets end of period	$12,849	$1,500,275	$2,006,691	$1,038,462	$1,479,798	$470,468	$960,272
Undistributed net investment income (loss)	$56	$—	$—	$—	$—	$—	$—

[1]Share Transactions
Shares Sold
Class A	1,377	7,982	13,245	11,827	5,720	3,960	9,298
Shares redeemed
Class A	(123)	(10,340)	(15,087)	(7,261)	(11,127)	(2,952)	(5,097)
Change in shares
Class A	1,254	(2,358)	(1,842)	4,566	(5,407)	1,008	4,201
Purchases and sales of long term
investments
Purchase of securities	$12,128	$191,118	$351,098	$242,855	$1,495	$25,735	$68,132
Proceeds from sales of securities	$970	$221,293	$373,874	$191,066	$72,551	$13,719	$13,000

(a)	Period from commencement of operations April 24, 2017.

See accompanying Notes to Financial Statements.

26

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Operations
Net investment income (loss)	$(504)	$(48)	$(234)	$(1,797)	$(1,157)	$(2,311)	$(4,139)
Net realized gain (loss)	(4,699)	324	556	80,931	4,267	31,625	82,235
Net change in unrealized appreciation
(depreciation)	26,240	3,948	12,994	136,117	57,942	170,304	432,279
Change in net assets from operations	21,037	4,224	13,316	215,251	61,052	199,618	510,375
Share transactions[1]
Proceeds from the sale of shares
Class A	10,871	3,474	12,753	529,814	110,006	173,290	258,270
Cost of shares redeemed
Class A	(48,357)	(8,362)	(28,997)	(782,604)	(216,237)	(324,680)	(572,157)
Change in net assets from
share transactions	(37,486)	(4,888)	(16,244)	(252,790)	(106,231)	(151,390)	(313,887)
Change in net assets	(16,449)	(664)	(2,928)	(37,539)	(45,179)	48,228	196,488
Net assets beginning of period	398,265	46,542	189,399	7,122,476	1,586,568	3,276,357	6,050,202
Net assets end of period	$381,816	$45,878	$186,471	$7,084,937	$1,541,389	$3,324,585	$6,246,690
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share Transactions
Shares Sold
Class A	986	324	1,184	29,218	8,558	12,040	16,233
Shares redeemed
Class A	(4,399)	(785)	(2,707)	(43,187)	(16,845)	(22,589)	(36,070)
Change in shares
Class A	(3,413)	(461)	(1,523)	(13,969)	(8,287)	(10,549)	(19,837)
Purchases and sales of long term
investments
Purchase of securities	$13,865	$4,549	$10,598	$58,286	$68,654	$78,921	$222,218
Proceeds from sales of securities	$51,865	$9,487	$27,079	$312,926	$176,058	$232,638	$540,265

See accompanying Notes to Financial Statements.

27

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$(3,556)	$(1,428)
Net realized gain (loss)	53,373	19,241
Net change in unrealized appreciation
(depreciation)	495,436	205,073
Change in net assets from operations	545,253	222,886
Share transactions[1]
Proceeds from the sale of shares
Class A	280,173	173,378
Cost of shares redeemed
Class A	(471,497)	(168,829)
Change in net assets from
share transactions	(191,324)	4,549
Change in net assets	353,929	227,435
Net assets beginning of period	5,049,708	1,841,402
Net assets end of period	$5,403,637	$2,068,837
Undistributed net investment income (loss)	$—	$—

[1]Share Transactions
Shares Sold
Class A	16,893	8,982
Shares redeemed
Class A	(28,464)	(8,772)
Change in shares
Class A	(11,571)	210
Purchases and sales of long term
investments
Purchase of securities	$187,267	$79,501
Proceeds from sales of securities	$382,145	$76,371

See accompanying Notes to Financial Statements.

28

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$44,684	$1,139	$(178)	$41,259	$11,163	$3,703	$12,861
Net realized gain (loss)	189,708	(3,955)	90,583	376,395	83,982	(6,761)	(12,925)
Net change in unrealized appreciation
(depreciation)	162,058	11,630	(84,017)	(37,269)	(63,182)	41,729	90,139
Change in net assets from operations	396,450	8,814	6,388	380,385	31,963	38,671	90,075
Share transactions[1]
Proceeds from the sale of shares
Class A	923,022	157,757	100,191	1,133,126	290,649	216,377	114,910
Class B	205	77	62	77	95	79	—
Cost of shares redeemed
Class A	(372,695)	(138,163)	(126,614)	(542,294)	(202,647)	(148,256)	(310,497)
Class B	(108)	(72)	(71)	(64)	(88)	(77)	—
Change in net assets from
share transactions	550,424	19,599	(26,432)	590,845	88,009	68,123	(195,587)
Change in net assets	946,874	28,413	(20,044)	971,230	119,972	106,794	(105,512)
Net assets beginning of year	1,961,193	442,996	515,128	3,068,095	980,034	797,436	1,613,267
Net assets end of year	$2,908,067	$471,409	$495,084	$4,039,325	$1,100,006	$904,230	$1,507,755
Undistributed net investment income (loss)	$—	$1,631	$1,097	$—	$11,153	$3,691	$—

[1]Share Transactions
Shares Sold
Class A	52,548	15,090	7,854	66,920	24,929	21,677	8,048
Class B	11	8	5	5	7	8	—
Shares redeemed
Class A	(21,620)	(13,319)	(10,049)	(32,287)	(17,457)	(15,067)	(21,684)
Class B	(6)	(7)	(5)	(4)	(7)	(8)	—
Change in shares
Class A	30,928	1,771	(2,195)	34,633	7,472	6,610	(13,636)
Class B	5	1	—	1	—	—	—

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

29

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$21,317	$36,078	$8,731	$21,992	$14,044	$9,046	$11,014
Net realized gain (loss)	(15,192)	(17,800)	(5,587)	57,116	58,221	12,391	(291)
Net change in unrealized appreciation
(depreciation)	90,304	89,523	14,703	23,319	15,015	74,336	115,672
Change in net assets from operations	96,429	107,801	17,847	102,427	87,280	95,773	126,395
Share transactions[1]
Proceeds from the sale of shares
Class A	123,461	221,933	34,191	652,253	467,687	235,355	316,307
Cost of shares redeemed
Class A	(375,299)	(619,659)	(143,017)	(230,659)	(179,517)	(225,413)	(302,494)
Change in net assets from
share transactions	(251,838)	(397,726)	(108,826)	421,594	288,170	9,942	13,813
Change in net assets	(155,409)	(289,925)	(90,979)	524,021	375,450	105,715	140,208
Net assets beginning of year	2,027,051	2,860,651	635,460	1,184,420	984,397	1,312,128	1,704,657
Net assets end of year	$1,871,642	$2,570,726	$544,481	$1,708,441	$1,359,847	$1,417,843	$1,844,865
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share Transactions
Shares Sold
Class A	8,463	14,788	2,391	52,728	36,204	20,623	29,220
Shares redeemed
Class A	(25,673)	(41,073)	(10,013)	(18,714)	(13,950)	(19,738)	(28,108)
Change in shares
Class A	(17,210)	(26,285)	(7,622)	34,014	22,254	885	1,112

See accompanying Notes to Financial Statements.

30

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Operations
Net investment income (loss)	$4,492	$41,697	$5,572	$2,432	$5,392	$577	$2,419
Net realized gain (loss)	(663)	59,485	25,158	11,609	(21,801)	(2,509)	(8,552)
Net change in unrealized appreciation
(depreciation)	61,002	74,718	14,593	74,113	32,977	3,240	12,314
Change in net assets from operations	64,831	175,900	45,323	88,154	16,568	1,308	6,181
Share transactions[1]
Proceeds from the sale of shares
Class A	204,949	137,942	82,743	132,259	37,997	10,458	34,978
Cost of shares redeemed
Class A	(147,038)	(285,957)	(102,359)	(131,270)	(121,163)	(18,057)	(66,247)
Change in net assets from
share transactions	57,911	(148,015)	(19,616)	989	(83,166)	(7,599)	(31,269)
Change in net assets	122,742	27,885	25,707	89,143	(66,598)	(6,291)	(25,088)
Net assets beginning of year	761,368	1,426,476	409,603	757,495	464,863	52,833	214,487
Net assets end of year	$884,110	$1,454,361	$435,310	$846,638	$398,265	$46,542	$189,399
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share Transactions
Shares Sold
Class A	20,439	12,104	7,385	11,214	3,648	1,059	3,498
Shares redeemed
Class A	(14,764)	(25,233)	(9,388)	(11,294)	(11,619)	(1,818)	(6,575)
Change in shares
Class A	5,675	(13,129)	(2,003)	(80)	(7,971)	(759)	(3,077)

See accompanying Notes to Financial Statements.

31

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/American Funds Balanced Fund(a)
Operations
Net investment income (loss)	$127,664	$19,037	$31,664	$43,668	$30,888	$9,339	$ 7,080
Net realized gain (loss)	383,005	1,349	28,881	120,049	120,848	62,855	7,783
Net change in unrealized appreciation
(depreciation)	133,619	59,626	115,504	162,720	136,280	34,589	10,512
Change in net assets from operations	644,288	80,012	176,049	326,437	288,016	106,783	25,375
Distributions to shareholders
From net investment income
Class A	—	—	—	—	—	—	(26)
Class B	—	—	—	—	—	—	(1)
From net realized gains
Class A	—	—	—	—	—	—	(30,431)
Class B	—	—	—	—	—	—	(30)
Total distributions to shareholders	—	—	—	—	—	—	(30,488)
Share transactions[1]
Proceeds from the sale of shares
Class A	1,634,381	395,934	431,364	751,666	684,778	321,284	86,131
Class B	—	—	—	—	—	—	315
Reinvestment of distributions
Class A	—	—	—	—	—	—	30,457
Class B	—	—	—	—	—	—	31
Cost of shares redeemed
Class A	(1,526,784)	(424,688)	(587,159)	(1,094,373)	(881,752)	(411,554)	(111,502)
Class B	—	—	—	—	—	—	(319)
Change in net assets from
share transactions	107,597	(28,754)	(155,795)	(342,707)	(196,974)	(90,270)	5,113
Change in net assets	751,885	51,258	20,254	(16,270)	91,042	16,513	—
Net assets beginning of year	6,370,591	1,535,310	3,256,103	6,066,472	4,958,666	1,824,889	457,152
Net assets end of year	$7,122,476	$1,586,568	$3,276,357	$6,050,202	$5,049,708	$1,841,402	$ 457,152
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—	$ 5,237

[1]Share Transactions
Shares Sold
Class A	97,448	32,522	32,425	52,240	46,631	18,976	8,130
Class B	—	—	—	—	—	—	28
Reinvestment of distributions
Class A	—	—	—	—	—	—	2,931
Class B	—	—	—	—	—	—	3
Shares redeemed
Class A	(92,092)	(34,600)	(43,944)	(75,790)	(59,702)	(24,155)	(10,622)
Class B	—	—	—	—	—	—	(29)
Change in shares
Class A	5,356	(2,078)	(11,519)	(23,550)	(13,071)	(5,179)	439
Class B	—	—	—	—	—	—	2

(a) Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Master Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.

See accompanying Notes to Financial Statements.

32

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(f)
Class A
06/30/17	(g)	10.26	0.07	0.82	0.89	(0.15)		(0.22)	10.78	8.83		516,364	110	(h)	0.82	0.99	1.27
12/31/16		10.36	0.16	0.44	0.60	(0.00)	(i)	(0.70)	10.26	5.73		456,663	57	(h)	0.98	1.01	1.53
12/31/15		11.26	0.14	(0.30)	(0.16)	(0.09)		(0.65)	10.36	(1.52)		456,687	72	(h)	1.00	1.01	1.27
12/31/14		11.30	0.15	(0.09)	0.06	(0.10)		—	11.26	0.54		472,427	62	(h)	1.01	1.01	1.30
12/31/13		9.94	0.13	1.41	1.54	(0.18)		—	11.30	15.55	(j)	484,776	56	(h)	1.01	1.01	1.20
12/31/12		8.97	0.17	1.00	1.17	(0.20)		—	9.94	13.04		415,794	37	(h)	1.01	1.01	1.75

Class B
06/30/17	(g)	10.56	0.08	0.85	0.93	(0.17)		(0.22)	11.10	8.98		546	110	(h)	0.63	0.80	1.46
12/31/16		10.65	0.19	0.44	0.63	(0.02)		(0.70)	10.56	5.87		489	57	(h)	0.78	0.81	1.73
12/31/15		11.55	0.17	(0.31)	(0.14)	(0.11)		(0.65)	10.65	(1.28)		465	72	(h)	0.80	0.81	1.46
12/31/14		11.59	0.18	(0.10)	0.08	(0.12)		—	11.55	0.71		559	62	(h)	0.81	0.81	1.50
12/31/13		10.19	0.15	1.45	1.60	(0.20)		—	11.59	15.75	(j)	553	56	(h)	0.81	0.81	1.40
12/31/12		9.18	0.19	1.04	1.23	(0.22)		—	10.19	13.38		481	37	(h)	0.81	0.81	1.95

JNL/American Funds Blue Chip Income and Growth Fund(f)
Class A
06/30/17		18.97	0.02	1.03	1.05	—		—	20.02	5.54		3,175,509	2		0.58	1.01	0.17
12/31/16		16.03	0.33	2.61	2.94	—		—	18.97	18.34		2,907,733	1		0.59	1.02	1.90
12/31/15		17.04	0.28	(0.84)	(0.56)	(0.41)		(0.04)	16.03	(3.32)		1,960,998	5		0.60	1.05	1.65
12/31/14		14.98	0.52	1.73	2.25	(0.16)		(0.03)	17.04	14.99		1,874,780	1		0.61	1.09	3.25
12/31/13		11.47	0.24	3.47	3.71	(0.14)		(0.06)	14.98	32.43		1,214,231	1		0.63	1.10	1.79
12/31/12		10.21	0.22	1.15	1.37	(0.10)		(0.01)	11.47	13.43		698,789	5		0.65	1.10	1.97

Class B
06/30/17		19.13	0.04	1.04	1.08	—		—	20.21	5.65		400	2		0.39	0.82	0.37
12/31/16		16.13	0.39	2.61	3.00	—		—	19.13	18.60		334	1		0.39	0.82	2.23
12/31/15		17.14	0.29	(0.82)	(0.53)	(0.44)		(0.04)	16.13	(3.11)		195	5		0.38	0.83	1.71
12/31/14		15.05	0.60	1.70	2.30	(0.18)		(0.03)	17.14	15.27		224	1		0.36	0.84	3.70
12/31/13		11.53	0.25	3.49	3.74	(0.16)		(0.06)	15.05	32.51		158	1		0.38	0.85	1.83
12/31/12		10.25	0.25	1.15	1.40	(0.11)		(0.01)	11.53	13.69		114	5		0.40	0.85	2.26

JNL/American Funds Global Bond Fund(f)
Class A
06/30/17		10.13	(0.03)	0.52	0.49	—		—	10.62	4.84		496,478	4		0.52	1.05	(0.52)
12/31/16		9.90	0.02	0.21	0.23	—		—	10.13	2.32		471,248	13		0.55	1.05	0.23
12/31/15		10.58	(0.05)	(0.40)	(0.45)	(0.14)		(0.09)	9.90	(4.24)		442,844	8		0.55	1.07	(0.46)
12/31/14		10.54	0.13	(0.01)	0.12	(0.00)	(i)	(0.08)	10.58	1.17		493,988	15		0.55	1.10	1.18
12/31/13		11.15	(0.06)	(0.27)	(0.33)	(0.23)		(0.05)	10.54	(2.95)		455,032	16		0.55	1.10	(0.55)
12/31/12		10.82	0.22	0.41	0.63	(0.21)		(0.09)	11.15	5.76		466,274	11		0.55	1.10	1.98

Class B
06/30/17		10.21	(0.02)	0.52	0.50	—		—	10.71	4.90		169	4		0.32	0.85	(0.32)
12/31/16		9.95	0.04	0.22	0.26	—		—	10.21	2.61		161	13		0.35	0.85	0.42
12/31/15		10.65	(0.02)	(0.42)	(0.44)	(0.17)		(0.09)	9.95	(4.12)		152	8		0.33	0.85	(0.24)
12/31/14		10.61	0.14	0.01	0.15	(0.03)		(0.08)	10.65	1.40		163	15		0.30	0.85	1.31
12/31/13		11.22	(0.04)	(0.27)	(0.31)	(0.25)		(0.05)	10.61	(2.72)		221	16		0.30	0.85	(0.38)
12/31/12		10.86	0.24	0.43	0.67	(0.22)		(0.09)	11.22	6.15		260	11		0.30	0.85	2.15

JNL/American Funds Global Small Capitalization Fund(f)
Class A
06/30/17		13.30	0.03	1.63	1.66	—		—	14.96	12.48		592,294	1		0.55	1.10	0.36
12/31/16		13.07	0.00	0.23	0.23	—		—	13.30	1.76		494,981	11		0.55	1.10	(0.04)
12/31/15		13.32	(0.08)	0.08	0.00	—		(0.25)	13.07	(0.05)		515,018	8		0.55	1.12	(0.55)
12/31/14		13.20	(0.03)	0.27	0.24	(0.03)		(0.09)	13.32	1.80		394,604	11		0.55	1.15	(0.20)
12/31/13		10.40	0.04	2.86	2.90	(0.07)		(0.03)	13.20	27.90		336,588	6		0.55	1.15	0.32
12/31/12		8.95	0.11	1.49	1.60	(0.07)		(0.08)	10.40	17.90		205,624	8		0.55	1.15	1.09

Class B
06/30/17		13.43	0.05	1.64	1.69	—		—	15.12	12.58		139	1		0.35	0.90	0.64
12/31/16		13.17	0.02	0.24	0.26	—		—	13.43	1.97		103	11		0.35	0.90	0.16
12/31/15		13.39	(0.05)	0.08	0.03	—		(0.25)	13.17	0.18		110	8		0.34	0.91	(0.34)
12/31/14		13.26	0.01	0.26	0.27	(0.05)		(0.09)	13.39	2.05		137	11		0.30	0.90	0.04
12/31/13		10.45	0.07	2.86	2.93	(0.09)		(0.03)	13.26	28.03		133	6		0.30	0.90	0.62
12/31/12		8.99	0.13	1.49	1.62	(0.08)		(0.08)	10.45	18.10		107	8		0.30	0.90	1.30

See accompanying Notes to Financial Statements.

33

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/American Funds Growth-Income Fund(f)
Class A
06/30/17	18.24	(0.00)	1.74	1.74	—	—	19.98	9.54	4,939,377	0	0.65	1.00	(0.05)
12/31/16	16.42	0.20	1.62	1.82	—	—	18.24	11.08	4,038,917	1	0.67	1.02	1.20
12/31/15	16.94	0.18	0.00	0.18	(0.12)	(0.58)	16.42	1.02	3,067,743	1	0.67	1.04	1.03
12/31/14	15.57	0.17	1.42	1.59	(0.10)	(0.12)	16.94	10.19	2,444,608	1	0.68	1.08	1.05
12/31/13	11.80	0.15	3.73	3.88	(0.10)	(0.01)	15.57	32.93	1,644,396	5	0.69	1.09	1.12
12/31/12	10.17	0.17	1.55	1.72	(0.08)	(0.01)	11.80	16.92	864,206	1	0.70	1.10	1.52

Class B
06/30/17	18.39	0.01	1.77	1.78	—	—	20.17	9.68	482	0	0.46	0.81	0.11
12/31/16	16.53	0.22	1.64	1.86	—	—	18.39	11.25	408	1	0.47	0.82	1.29
12/31/15	17.03	0.18	0.05	0.23	(0.15)	(0.58)	16.53	1.30	352	1	0.45	0.82	1.02
12/31/14	15.64	0.20	1.43	1.63	(0.12)	(0.12)	17.03	10.41	395	1	0.43	0.83	1.23
12/31/13	11.85	0.18	3.74	3.92	(0.12)	(0.01)	15.64	33.11	285	5	0.44	0.84	1.32
12/31/12	10.20	0.19	1.56	1.75	(0.09)	(0.01)	11.85	17.18	170	1	0.45	0.85	1.71

JNL/American Funds International Fund(f)
Class A
06/30/17	11.98	0.01	2.18	2.19	—	—	14.17	18.28	1,564,317	0	0.63	1.18	0.17
12/31/16	11.62	0.13	0.23	0.36	—	—	11.98	3.10	1,099,688	4	0.65	1.20	1.09
12/31/15	12.33	0.16	(0.75)	(0.59)	(0.10)	(0.02)	11.62	(4.84)	979,733	4	0.65	1.22	1.30
12/31/14	12.86	0.15	(0.53)	(0.38)	(0.09)	(0.06)	12.33	(3.04)	717,227	1	0.65	1.25	1.19
12/31/13	10.71	0.13	2.13	2.26	(0.09)	(0.02)	12.86	21.10	561,746	4	0.67	1.25	1.12
12/31/12	9.23	0.13	1.48	1.61	(0.11)	(0.02)	10.71	17.41	359,964	3	0.70	1.25	1.35

Class B
06/30/17	12.08	0.02	2.21	2.23	—	—	14.31	18.46	428	0	0.44	0.99	0.36
12/31/16	11.69	0.15	0.24	0.39	—	—	12.08	3.34	318	4	0.45	1.00	1.25
12/31/15	12.41	0.14	(0.72)	(0.58)	(0.12)	(0.02)	11.69	(4.74)	301	4	0.43	1.00	1.13
12/31/14	12.93	0.19	(0.54)	(0.35)	(0.11)	(0.06)	12.41	(2.80)	402	1	0.40	1.00	1.49
12/31/13	10.77	0.15	2.14	2.29	(0.11)	(0.02)	12.93	21.24	178	4	0.42	1.00	1.27
12/31/12	9.28	0.18	1.45	1.63	(0.12)	(0.02)	10.77	17.57	161	3	0.45	1.00	1.82

JNL/American Funds New World Fund(f)
Class A
06/30/17	10.24	(0.02)	1.47	1.45	—	—	11.69	14.16	1,130,129	1	0.64	1.39	(0.27)
12/31/16	9.76	0.04	0.44	0.48	—	—	10.24	4.92	904,033	3	0.65	1.40	0.44
12/31/15	11.19	0.02	(0.40)	(0.38)	(0.09)	(0.96)	9.76	(3.57)	797,251	3	0.65	1.42	0.20
12/31/14	12.37	0.09	(1.10)	(1.01)	(0.09)	(0.08)	11.19	(8.21)	735,706	3	0.65	1.45	0.70
12/31/13	11.23	0.13	1.09	1.22	(0.06)	(0.02)	12.37	10.88	647,045	5	0.65	1.45	1.13
12/31/12	9.69	0.09	1.59	1.68	(0.10)	(0.04)	11.23	17.38	464,295	5	0.65	1.45	0.83

Class B
06/30/17	10.32	(0.00)	1.48	1.48	—	—	11.80	14.34	287	1	0.45	1.20	(0.05)
12/31/16	9.82	0.06	0.44	0.50	—	—	10.32	5.09	197	3	0.45	1.20	0.55
12/31/15	11.25	0.05	(0.40)	(0.35)	(0.12)	(0.96)	9.82	(3.33)	185	3	0.43	1.20	0.42
12/31/14	12.43	0.10	(1.08)	(0.98)	(0.12)	(0.08)	11.25	(8.01)	151	3	0.40	1.20	0.83
12/31/13	11.28	0.15	1.10	1.25	(0.08)	(0.02)	12.43	11.09	177	5	0.40	1.20	1.32
12/31/12	9.73	0.11	1.59	1.70	(0.11)	(0.04)	11.28	17.55	136	5	0.40	1.20	1.05

JNL Institutional Alt 20 Fund
Class A
06/30/17	14.93	(0.01)	1.09	1.08	—	—	16.01	7.23	1,501,559	18	0.17	0.17	(0.17)
12/31/16	14.08	0.12	0.73	0.85	—	—	14.93	6.04	1,507,755	26	0.17	0.17	0.83
12/31/15	16.19	0.31	(0.66)	(0.35)	(0.38)	(1.38)	14.08	(2.23)	1,613,267	31	0.17	0.17	1.94
12/31/14	16.29	0.21	0.16	0.37	(0.29)	(0.18)	16.19	2.21	1,771,391	50	0.17	0.17	1.27
12/31/13	14.82	0.26	1.78	2.04	(0.31)	(0.26)	16.29	13.88	1,772,220	24	0.17	0.17	1.64
12/31/12	13.82	0.20	1.33	1.53	(0.21)	(0.32)	14.82	11.15	1,405,890	17	0.17	0.17	1.35

JNL Institutional Alt 35 Fund
Class A
06/30/17	15.15	(0.01)	0.93	0.92	—	—	16.07	6.07	1,795,320	19	0.17	0.17	(0.17)
12/31/16	14.40	0.16	0.59	0.75	—	—	15.15	5.21	1,871,642	25	0.17	0.17	1.10
12/31/15	16.46	0.37	(0.73)	(0.36)	(0.40)	(1.30)	14.40	(2.29)	2,027,051	25	0.16	0.16	2.24
12/31/14	16.61	0.21	0.11	0.32	(0.28)	(0.19)	16.46	1.90	2,343,564	47	0.16	0.16	1.24
12/31/13	15.29	0.24	1.65	1.89	(0.27)	(0.30)	16.61	12.46	2,409,369	30	0.16	0.16	1.49
12/31/12	14.35	0.16	1.46	1.62	(0.25)	(0.43)	15.29	11.33	2,020,087	21	0.17	0.17	1.06

See accompanying Notes to Financial Statements.

34

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL Institutional Alt 50 Fund
Class A
06/30/17		15.49	(0.01)	0.81	0.80	—	—	16.29	5.16	2,462,887	15	0.16	0.16	(0.16)
12/31/16		14.88	0.20	0.41	0.61	—	—	15.49	4.10	2,570,726	22	0.16	0.16	1.33
12/31/15		16.65	0.40	(0.73)	(0.33)	(0.40)	(1.04)	14.88	(2.05)	2,860,651	25	0.16	0.16	2.43
12/31/14		16.79	0.21	0.11	0.32	(0.26)	(0.20)	16.65	1.86	3,292,344	45	0.16	0.16	1.21
12/31/13		15.57	0.23	1.37	1.60	(0.21)	(0.17)	16.79	10.35	3,312,024	35	0.16	0.16	1.39
12/31/12		14.65	0.13	1.45	1.58	(0.26)	(0.40)	15.57	10.88	2,799,205	27	0.16	0.16	0.83

JNL Alt 65 Fund
Class A
06/30/17		14.65	(0.01)	0.65	0.64	—	—	15.29	4.37	520,389	11	0.20	0.20	(0.20)
12/31/16		14.19	0.21	0.25	0.46	—	—	14.65	3.24	544,481	21	0.20	0.20	1.50
12/31/15		15.71	0.39	(0.67)	(0.28)	(0.29)	(0.95)	14.19	(1.80)	635,460	25	0.19	0.19	2.49
12/31/14		16.21	0.16	0.11	0.27	(0.26)	(0.51)	15.71	1.64	637,940	44	0.19	0.19	0.98
12/31/13		15.33	0.17	1.27	1.44	(0.18)	(0.38)	16.21	9.50	765,597	37	0.18	0.18	1.06
12/31/12		15.05	0.06	1.57	1.63	(0.42)	(0.93)	15.33	10.95	910,895	37	0.18	0.18	0.36

JNL/American Funds Balanced Allocation Fund
Class A
06/30/17		12.87	(0.02)	1.09	1.07	—	—	13.94	8.31	1,996,370	60	0.63	0.63	(0.23)
12/31/16		11.99	0.19	0.69	0.88	—	—	12.87	7.34	1,708,441	15	0.65	0.65	1.54
12/31/15		12.33	0.18	(0.20)	(0.02)	(0.13)	(0.19)	11.99	(0.15)	1,184,420	2	0.65	0.67	1.40
12/31/14		11.94	0.24	0.27	0.51	(0.10)	(0.02)	12.33	4.26	790,122	1	0.65	0.70	1.96
12/31/13		10.42	0.23	1.36	1.59	(0.06)	(0.01)	11.94	15.26	462,075	1	0.67	0.70	2.06
12/31/12	*	10.00	0.33	0.09	0.42	—	—	10.42	4.20	148,585	9	0.70	0.70	4.79

JNL/American Funds Growth Allocation Fund
Class A
06/30/17		13.54	(0.01)	1.44	1.43	—	—	14.97	10.56	1,710,293	61	0.64	0.64	(0.14)
12/31/16		12.60	0.16	0.78	0.94	—	—	13.54	7.46	1,359,847	19	0.65	0.65	1.23
12/31/15		12.95	0.14	(0.09)	0.05	(0.12)	(0.28)	12.60	0.37	984,397	2	0.65	0.67	1.08
12/31/14		12.56	0.22	0.29	0.51	(0.08)	(0.04)	12.95	4.07	670,434	2	0.65	0.70	1.68
12/31/13		10.44	0.22	1.96	2.18	(0.05)	(0.01)	12.56	20.86	373,245	4	0.67	0.70	1.88
12/31/12	*	10.00	0.28	0.16	0.44	—	—	10.44	4.40	104,924	11	0.70	0.70	4.15

JNL/DFA Growth Allocation Fund
Class A
06/30/17	*	10.00	0.10	0.21	0.31	—	—	10.31	3.10	18,679	9	0.64	0.64	5.27

JNL/DFA Moderate Allocation Fund
Class A
06/30/17	*	10.00	0.09	0.16	0.25	—	—	10.25	2.50	12,849	14	0.64	0.64	4.93

JNL Disciplined Moderate Fund
Class A
06/30/17		11.97	(0.01)	0.96	0.95	—	—	12.92	7.94	1,500,275	13	0.15	0.15	(0.15)
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44	0.15	0.15	0.67
12/31/15		11.93	0.21	(0.42)	(0.21)	(0.29)	(0.27)	11.16	(1.81)	1,312,128	57	0.15	0.15	1.78
12/31/14		12.08	0.18	0.48	0.66	(0.27)	(0.54)	11.93	5.35	1,279,991	18	0.15	0.15	1.43
12/31/13		10.62	0.19	1.62	1.81	(0.15)	(0.20)	12.08	17.11	1,096,546	25	0.16	0.16	1.63
12/31/12		9.80	0.15	1.15	1.30	(0.15)	(0.33)	10.62	13.30	761,054	25	0.17	0.17	1.43

JNL Disciplined Moderate Growth Fund
Class A
06/30/17		11.43	(0.01)	1.15	1.14	—	—	12.57	9.97	2,006,691	18	0.15	0.15	(0.15)
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41	0.15	0.15	0.63
12/31/15		11.51	0.18	(0.40)	(0.22)	(0.28)	(0.38)	10.63	(2.00)	1,704,657	57	0.15	0.15	1.53
12/31/14		11.63	0.16	0.43	0.59	(0.21)	(0.50)	11.51	5.06	1,566,607	20	0.15	0.15	1.33
12/31/13		9.76	0.16	2.05	2.21	(0.12)	(0.22)	11.63	22.68	1,295,129	21	0.16	0.16	1.47
12/31/12		8.92	0.13	1.13	1.26	(0.12)	(0.30)	9.76	14.21	817,974	28	0.17	0.17	1.34

JNL Disciplined Growth Fund
Class A
06/30/17		10.70	(0.01)	1.22	1.21	—	—	11.91	11.31	1,038,462	20	0.16	0.16	(0.16)
12/31/16		9.90	0.06	0.74	0.80	—	—	10.70	8.08	884,110	38	0.16	0.16	0.56
12/31/15		10.89	0.15	(0.43)	(0.28)	(0.26)	(0.45)	9.90	(2.63)	761,368	58	0.17	0.17	1.36
12/31/14		10.88	0.14	0.40	0.54	(0.17)	(0.36)	10.89	4.98	697,755	23	0.17	0.17	1.22
12/31/13		9.01	0.15	2.01	2.16	(0.09)	(0.20)	10.88	24.06	553,858	20	0.18	0.18	1.48
12/31/12		8.17	0.11	1.08	1.19	(0.10)	(0.25)	9.01	14.58	316,315	34	0.18	0.18	1.24

See accompanying Notes to Financial Statements.

35

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Franklin Templeton Founding Strategy Fund
Class A
06/30/17		12.50	(0.00)	0.84	0.84	—	—	13.34	6.72	1,479,798	0	0.05	0.05	(0.05)
12/31/16		11.02	0.34	1.14	1.48	—	—	12.50	13.43	1,454,361	8	0.05	0.05	2.99
12/31/15		11.97	0.37	(1.11)	(0.74)	(0.19)	(0.02)	11.02	(6.19)	1,426,476	6	0.05	0.05	3.12
12/31/14		11.85	0.18	0.14	0.32	(0.20)	—	11.97	2.67	1,655,658	4	0.05	0.05	1.49
12/31/13		9.74	0.21	2.12	2.33	(0.22)	—	11.85	23.97	1,559,552	3	0.05	0.05	1.95
12/31/12		8.58	0.23	1.14	1.37	(0.21)	—	9.74	15.96	1,226,311	5	0.05	0.05	2.44

JNL/Mellon Capital 10 x 10 Fund
Class A
06/30/17		11.90	(0.00)	0.62	0.62	—	—	12.52	5.21	470,468	3	0.05	0.05	(0.05)
12/31/16		10.62	0.15	1.13	1.28	—	—	11.90	12.05	435,310	12	0.05	0.05	1.40
12/31/15		11.39	0.22	(0.48)	(0.26)	(0.23)	(0.28)	10.62	(2.26)	409,603	9	0.05	0.05	1.93
12/31/14		11.07	0.23	0.68	0.91	(0.20)	(0.39)	11.39	8.26	436,823	7	0.05	0.05	1.99
12/31/13		8.90	0.21	2.24	2.45	(0.21)	(0.07)	11.07	27.70	393,747	9	0.05	0.05	2.07
12/31/12		7.93	0.21	1.05	1.26	(0.21)	(0.08)	8.90	15.96	314,184	10	0.05	0.05	2.40

JNL/Mellon Capital Index 5 Fund
Class A
06/30/17		12.68	(0.00)	0.85	0.85	—	—	13.53	6.70	960,272	1	0.05	0.05	(0.05)
12/31/16		11.33	0.04	1.31	1.35	—	—	12.68	11.92	846,638	6	0.05	0.05	0.31
12/31/15		12.16	0.17	(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5	0.05	0.05	1.35
12/31/14		12.20	0.22	0.43	0.65	(0.18)	(0.51)	12.16	5.30	751,361	7	0.05	0.05	1.79
12/31/13		10.16	0.17	2.23	2.40	(0.17)	(0.19)	12.20	23.74	714,309	8	0.05	0.05	1.51
12/31/12		9.31	0.19	1.10	1.29	(0.15)	(0.29)	10.16	13.96	542,692	4	0.05	0.05	1.87

JNL/MMRS Conservative Fund
Class A
06/30/17		10.66	(0.01)	0.60	0.59	—	—	11.25	5.53	381,816	4	0.35	0.35	(0.26)
12/31/16		10.25	0.13	0.28	0.41	—	—	10.66	4.00	398,265	27	0.35	0.35	1.25
12/31/15		10.49	0.23	(0.47)	(0.24)	—	—	10.25	(2.29)	464,863	46	0.36	0.36	2.16
12/31/14	*	10.00	0.33	0.16	0.49	—	—	10.49	4.90	26,784	32	0.35	0.35	4.75

JNL/MMRS Growth Fund
Class A
06/30/17		10.11	(0.01)	0.98	0.97	—	—	11.08	9.59	45,878	10	0.35	0.35	(0.21)
12/31/16		9.85	0.11	0.15	0.26	—	—	10.11	2.64	46,542	224	0.35	0.35	1.14
12/31/15		10.44	0.18	(0.77)	(0.59)	—	—	9.85	(5.65)	52,833	210	0.35	0.35	1.73
12/31/14	*	10.00	0.24	0.20	0.44	—	—	10.44	4.40	17,731	166	0.36	0.36	3.44

JNL/MMRS Moderate Fund
Class A
06/30/17		10.29	(0.01)	0.76	0.75	—	—	11.04	7.29	186,471	6	0.35	0.35	(0.25)
12/31/16		9.98	0.12	0.19	0.31	—	—	10.29	3.11	189,399	159	0.35	0.35	1.18
12/31/15		10.46	0.22	(0.70)	(0.48)	—	—	9.98	(4.59)	214,487	138	0.35	0.35	2.07
12/31/14	*	10.00	0.24	0.22	0.46	—	—	10.46	4.60	44,689	79	0.35	0.35	3.45

JNL/S&P 4 Fund
Class A
06/30/17		17.69	(0.00)	0.54	0.54	—	—	18.23	3.05	7,084,937	1	0.05	0.05	(0.05)
12/31/16		16.04	0.32	1.33	1.65	—	—	17.69	10.29	7,122,476	7	0.05	0.05	1.91
12/31/15		18.47	0.28	(1.19)	(0.91)	(0.85)	(0.67)	16.04	(5.04)	6,370,591	3	0.05	0.05	1.56
12/31/14		16.76	0.15	2.26	2.41	(0.36)	(0.34)	18.47	14.40	4,983,650	4	0.05	0.05	0.84
12/31/13		12.00	0.18	5.04	5.22	(0.10)	(0.36)	16.76	43.63	3,090,538	4	0.05	0.05	1.21
12/31/12		10.92	0.12	1.64	1.76	(0.22)	(0.46)	12.00	16.23	1,284,464	10	0.05	0.05	0.97

JNL/S&P Managed Conservative Fund
Class A
06/30/17		12.56	(0.01)	0.51	0.50	—	—	13.06	3.98	1,541,389	4	0.15	0.15	(0.15)
12/31/16		11.96	0.15	0.45	0.60	—	—	12.56	5.02	1,586,568	16	0.15	0.15	1.19
12/31/15		12.15	0.25	(0.44)	(0.19)	—	—	11.96	(1.56)	1,535,310	14	0.15	0.15	2.03
12/31/14		11.95	0.20	0.18	0.38	(0.04)	(0.14)	12.15	3.12	1,660,356	17	0.15	0.15	1.66
12/31/13		11.51	0.20	0.32	0.52	(0.07)	(0.01)	11.95	4.52	1,716,378	39	0.15	0.15	1.73
12/31/12		10.96	0.17	0.79	0.96	(0.26)	(0.15)	11.51	8.77	1,840,028	18	0.15	0.15	1.47

See accompanying Notes to Financial Statements.

36

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/S&P Managed Moderate Fund
Class A
06/30/17	13.88	(0.01)	0.87	0.86	—	—	14.74	6.20	3,324,585	2	0.14	0.14	(0.14)
12/31/16	13.15	0.13	0.60	0.73	—	—	13.88	5.55	3,276,357	9	0.14	0.14	0.97
12/31/15	13.30	0.24	(0.39)	(0.15)	—	—	13.15	(1.13)	3,256,103	11	0.14	0.14	1.80
12/31/14	12.99	0.18	0.34	0.52	(0.03)	(0.18)	13.30	3.98	3,449,330	16	0.14	0.14	1.36
12/31/13	11.84	0.19	1.05	1.24	(0.06)	(0.03)	12.99	10.43	3,342,874	33	0.14	0.14	1.52
12/31/12	11.18	0.16	1.06	1.22	(0.21)	(0.35)	11.84	10.92	2,913,234	30	0.14	0.14	1.30

JNL/S&P Managed Moderate Growth Fund
Class A
06/30/17	15.12	(0.01)	1.31	1.30	—	—	16.42	8.60	6,246,690	4	0.13	0.13	(0.13)
12/31/16	14.31	0.11	0.70	0.81	—	—	15.12	5.66	6,050,202	13	0.14	0.14	0.73
12/31/15	14.43	0.21	(0.33)	(0.12)	—	—	14.31	(0.83)	6,066,472	13	0.14	0.14	1.41
12/31/14	14.07	0.17	0.46	0.63	(0.03)	(0.24)	14.43	4.51	6,362,485	12	0.14	0.14	1.18
12/31/13	12.24	0.19	1.74	1.93	(0.06)	(0.04)	14.07	15.85	6,042,052	22	0.14	0.14	1.41
12/31/12	11.27	0.14	1.41	1.55	(0.18)	(0.40)	12.24	13.74	4,800,412	34	0.14	0.14	1.15

JNL/S&P Managed Growth Fund
Class A
06/30/17	15.58	(0.01)	1.72	1.71	—	—	17.29	10.98	5,403,637	4	0.14	0.14	(0.14)
12/31/16	14.71	0.09	0.78	0.87	—	—	15.58	5.91	5,049,708	15	0.14	0.14	0.63
12/31/15	14.74	0.11	(0.14)	(0.03)	—	—	14.71	(0.20)	4,958,666	11	0.14	0.14	0.77
12/31/14	14.33	0.11	0.70	0.81	(0.08)	(0.32)	14.74	5.63	4,980,868	11	0.14	0.14	0.75
12/31/13	11.84	0.15	2.52	2.67	(0.11)	(0.07)	14.33	22.58	4,514,404	22	0.14	0.14	1.12
12/31/12	10.70	0.12	1.52	1.64	(0.14)	(0.36)	11.84	15.34	3,263,336	26	0.14	0.14	1.03

JNL/S&P Managed Aggressive Growth Fund
Class A
06/30/17	18.02	(0.01)	2.20	2.19	—	—	20.21	12.15	2,068,837	4	0.15	0.15	(0.15)
12/31/16	17.00	0.09	0.93	1.02	—	—	18.02	6.00	1,841,402	16	0.15	0.15	0.52
12/31/15	17.04	0.12	(0.16)	(0.04)	—	—	17.00	(0.23)	1,824,889	14	0.15	0.15	0.66
12/31/14	16.48	0.10	0.99	1.09	(0.08)	(0.45)	17.04	6.58	1,764,932	18	0.15	0.15	0.61
12/31/13	13.22	0.15	3.25	3.40	(0.10)	(0.04)	16.48	25.77	1,579,419	25	0.15	0.15	0.99
12/31/12	11.51	0.11	1.71	1.82	(0.11)	—	13.22	15.84	1,091,906	24	0.16	0.16	0.86

*

Commencement of operations was as follows: JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Allocation Fund - April 24, 2017; JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund - April 28, 2014.

(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund's and Underlying Funds' expenses.
(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is based on the Feeder Funds' or Funds of Funds' purchases and sales of the Master Fund or Underlying Funds, respectively.

(f)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(g)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Master Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(h)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 86%, 100%, 105%, 112%, 79% and 114% in 2012, 2013, 2014, 2015, 2016 and 2017, respectively.

(i)	Amount represents less than $0.005.
(j)

Total return for the JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was 15.44% and 15.65%.

See accompanying Notes to Financial Statements.

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JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 1. ORGANIZATION

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The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2017 consisted of one-hundred and two (102) separate funds. Information in these financial statements pertains to thirty (30) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to other affiliated funds. The Funds and each Fund's Adviser are:

Fund:	Adviser/Sub-Adviser:

JNL/American Funds Balanced Fund, JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund. The funds are collectively known as "Master Feeder Funds".

JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Alt 65 Fund. The funds are collectively known as "JNL Alt Funds".

JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund. The funds are collectively known as "JNL/American Funds Funds of Funds".

JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Allocation Fund. The Funds are collectively known as “JNL/DFA Funds”.

JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund. The funds are collectively known as "JNL Disciplined Funds”.

JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund and JNL/S&P 4 Fund

JNAM
JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund. The funds are collectively known as "JNL/MMRS Funds".	Milliman Financial Risk Management LLC

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as "JNL/S&P Funds".

Standard & Poor’s Investment Advisory Services LLC

Each Fund, except the Master Feeder Funds, operates under a “Fund of Funds” structure, investing substantially all of its assets in other affiliated or unaffiliated funds (each, an “Underlying Fund”, and collectively, the “Underlying Funds”). The affiliated Underlying Funds are advised by JNAM.

Each of the Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”). Each Master Feeder Fund’s Master Fund is a series of the American Funds Insurance Series®, a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2017, the Master Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund - 2.18%, JNL/American Funds Blue Chip Income and Growth Fund - 35.63%, JNL/American Funds Global Bond Fund - 20.62%, JNL/American Funds Global Small Capitalization Fund - 14.46%, JNL/American Funds Growth-Income Fund - 17.41%, JNL/American Funds International Fund - 17.82% and JNL/American Funds New World Fund - 35.71%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are also available on the SEC’s website at www.sec.gov.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Global Bond Fund, JNL Alt Funds, JNL/American Funds Funds of Funds, JNL Disciplined Funds, JNL/DFA Funds, JNL/MMRS Funds, JNL/S&P 4 Fund and JNL/S&P Funds.

Each Fund offers Class A shares. The Master Feeder Funds also offer Class B shares. The two classes differ principally in applicable 12b-1 fees. The Funds of Funds, except for the JNL/American Funds Funds of Funds and JNL/DFA Funds, do not charge a 12b-1 fee, although shareholders investing in a Funds of Funds indirectly bear any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of

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JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

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June 30, 2017

each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Allocation Fund commenced operations on April 24, 2017.

Effective April 24, 2017, JNL/Capital Guardian Global Balanced Fund's, a series in JNL Series Trust, name was changed to JNL/American Funds Balanced Fund. Also effective April 24, 2017, the Fund became a Master Feeder Fund. The Fund continues to be advised by JNAM. Prior to April 24, 2017, the Fund was sub-advised by Capital Guardian Trust Company and held securities selected by the Sub-Adviser and was considered a “Sub-Advised Fund.” On April 24, 2017, the Fund received shares of the Master Fund in exchange for cash and securities in the Sub-Advised Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report. The Master Fund’s shareholder reports are also available on the SEC's website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the regulated investment company ("RIC") Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. Capital gains distributions received from the Master Funds and the affiliated Underlying Funds are recorded as net realized gain from affiliated investment companies in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds. Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

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JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by RICs. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Compliance is based on reporting period end-date and is effective for these Funds for the September 30, 2017 reporting period. Management is currently evaluating the impact that the final rules will have on the Funds’ financial statements.

The following accounting policies are applicable to the JNL/American Funds Balanced Fund for activity in the financial statements prior to its conversion from a Sub-Advised Fund to a Feeder Fund on April 24, 2017:

Investment Income. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Income earned from securities lending is considered income from an affiliated entity. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, was accrued daily.

Foreign Currency Translations. The accounting records of the Fund were maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments were translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Forward Sales Commitments. The Fund purchased or sold forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. The Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

FASB ASC Topic 820, "Fair Value Measurement" The Fund held Level 1, 2 and 3 securities prior to April 24, 2017. There were no significant transfers into or out of Level 1, 2 or 3 for the period January 1, 2017 to April 24, 2017.

NOTE 3. CERTAIN RISKS

Market and Volatility Risk. In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Master Funds and Underlying Funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Master Fund’s and Underlying Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk. In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements. A Master Fund or Underlying Fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or Underlying Fund’s Adviser(s) and Sub-Advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated

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JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risk. Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests. Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Funds of Funds changes with the values of the corresponding Underlying Funds and their investments. The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)		Administrative Fee (b-billions)
	$0 to $500m	Over $500m	$0 to $3b	Over $3b
JNL/American Funds Balanced Fund	0.65%	0.60%	0.15%	0.13%
JNL/American Funds Blue Chip Income and Growth Fund	0.70	0.70 - 0.65	0.15	0.13
JNL/American Funds Global Bond Fund	0.70	0.70 - 0.65	0.15	0.13
JNL/American Funds Global Small Capitalization Fund	0.75	0.75 - 0.70	0.15	0.13
JNL/American Funds Growth-Income Fund	0.70	0.70 - 0.65	0.15	0.13
JNL/American Funds International Fund	0.85	0.85 - 0.80	0.15	0.13
JNL/American Funds New World Fund	1.05	1.05 - 1.00	0.15	0.13
JNL Alt Funds	0.15	0.10	0.05	0.045
JNL/American Funds Funds of Funds	0.30	0.30 - 0.275	0.15	0.13
JNL/DFA Funds	0.30	0.30 – 0.275	0.15	0.13
JNL Disciplined Funds	0.13	0.08	0.05	0.045
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.05	0.045
JNL/Mellon Capital 10 x 10 Fund	0.00	0.00	0.05	0.045
JNL/Mellon Capital Index 5 Fund	0.00	0.00	0.05	0.045
JNL/MMRS Funds	0.30	0.30 - 0.25	0.05	0.045
JNL/S&P 4 Fund	0.00	0.00	0.05	0.045
JNL/S&P Funds	0.13	0.08	0.05	0.045

Fee Waivers. Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Balanced Fund[1]	0.40%
JNL/American Funds Blue Chip Income and Growth Fund	0.43%
JNL/American Funds Global Bond Fund	0.525 % for net assets between $0 - $1 billion and 0.50% for net assets over $1 billion
JNL/American Funds Global Small Capitalization Fund	0.55%
JNL/American Funds Growth-Income Fund	0.35%

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JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/American Funds International Fund	0.55%
JNL/American Funds New World Fund	0.75%
[1] Prior to April 24, 2017, the voluntary fee waiver was 0.025% of net assets for the JNL/Capital Guardian Global Balanced Fund.

Distribution Fees. The Master Feeder Funds, JNL/American Funds Funds of Funds and JNL/DFA Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate up to 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Other Service Providers. JPMorgan Chase Bank, N.A. ("JPM Chase") and State Street Bank and Trust Company (“State Street”) act as custodians for the Funds.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates. The Funds of Funds, except for the JNL/American Funds Funds of Funds and JNL/DFA Funds, invested solely in shares of other affiliated Funds advised by JNAM. The Master Feeder Funds invest primarily all of their investable assets in the respective American Funds Master Fund. Due to ownership of more than 5% of the shares of the American Funds Master Fund, some of the Master Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2017, American Funds Insurance Series - Global Growth and Income Fund – Class 1 was considered an affiliated company for both of the JNL/American Funds Funds of Funds and American Funds Insurance Series – High-Income Bond Fund – Class 1 was considered an affiliated company for JNL/American Funds Balanced Allocation Fund. The following table details each Fund's long term investments in affiliates (in thousands) held during the period ended June 30, 2017.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	2,909,237	296,101	71,504	128,695	23,547	3,177,053
	2,909,237	296,101	71,504	128,695	23,547	3,177,053
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	471,581	23,593	19,101	2,953	(1,042)	496,807
	471,581	23,593	19,101	2,953	(1,042)	496,807
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	495,272	42,943	7,717	2,456	1,397	592,631
	495,272	42,943	7,717	2,456	1,397	592,631
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	4,041,191	815,826	5,262	326,210	1,588	4,941,896
	4,041,191	815,826	5,262	326,210	1,588	4,941,896
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,100,507	270,037	1,485	22,695	(49)	1,565,359
	1,100,507	270,037	1,485	22,695	(49)	1,565,359
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	904,647	100,101	6,939	1,880	(524)	1,130,879
	904,647	100,101	6,939	1,880	(524)	1,130,879
JNL Institutional Alt 20 Fund
JNL Multi-Manager Alternative Fund - Class A	23,235	17,041	227	—	(3)	40,932
JNL Multi-Manager Mid Cap Fund - Class A	48,331	1,355	1,204	—	150	52,140
JNL/AQR Managed Futures Strategy Fund - Class A	43,883	5	6,551	—	(917)	35,031

42

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/BlackRock Global Long Short Credit Fund	27,001	—	12,765	—	(489)	14,575
JNL/Boston Partners Global Long Short Equity Fund - Class A	58,721	—	4,380	—	174	55,614
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	6,279	—	6,681	—	(521)	—
JNL/Causeway International Value Select Fund - Class A	—	77,504	3,864	—	191	78,080
JNL/Crescent High Income Fund - Class A	23,031	6,033	120	—	10	29,731
JNL/DFA U.S. Micro Cap Fund	22,227	—	—	—	—	22,433
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	44,205	281	—	4	44,411
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	70,912	1,477	7,066	—	1,366	73,584
JNL/DoubleLine Total Return Fund	157,865	—	6,739	—	539	155,330
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	33,596	4,216	1,779	—	(54)	37,184
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	54,482	—	1,888	—	(203)	54,703
JNL/Harris Oakmark Global Equity Fund - Class A	—	59,051	1,771	—	53	59,883
JNL/Invesco Global Real Estate Fund - Class A	12,319	31,779	673	—	(27)	43,992
JNL/Lazard Emerging Markets Fund - Class A	39,171	—	7,055	—	(397)	36,964
JNL/Mellon Capital Emerging Market Index Fund - Class A	—	22,144	1,097	—	49	22,327
JNL/Mellon Capital International Index Fund - Class A	160,901	—	116,698	—	18,307	59,468
JNL/Mellon Capital S&P 500 Index Fund - Class A	88,194	—	64,235	—	9,602	29,645
JNL/Mellon Capital Small Cap Index Fund - Class A	37,554	—	12,180	—	4,092	26,127
JNL/Neuberger Berman Currency Fund	18,855	20	4,184	—	(88)	14,767
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	405	—	410	—	(57)	—
JNL/Neuberger Berman Strategic Income Fund - Class A	3,394	—	3,440	—	57	—
JNL/Nicholas Convertible Arbitrage Fund	23,001	—	5,059	—	29	18,582
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	9,454	3,866	567	—	91	14,864
JNL/PIMCO Real Return Fund - Class A	19,564	2,201	—	—	—	21,975
JNL/PIMCO Total Return Bond Fund - Class A	19,473	—	19,979	—	(174)	—
JNL/PPM America High Yield Bond Fund - Class A	19,725	—	20,324	—	(3)	—
JNL/PPM America Long Short Credit Fund	3,458	—	3,488	—	(107)	—
JNL/PPM America Total Return Fund - Class A	48,931	2,780	1,114	—	6	51,856
JNL/Scout Unconstrained Bond Fund - Class A	63,271	—	19,686	—	51	44,390
JNL/T. Rowe Price Established Growth Fund - Class A	72,735	117	12,391	—	1,016	73,828
JNL/T. Rowe Price Value Fund - Class A	88,977	1,280	11,573	—	(788)	85,767
JNL/The London Company Focused U.S. Equity Fund	78,632	2,422	7,023	—	1,119	77,733
JNL/WCM Focused International Equity Fund	93,162	—	18,360	—	2,702	92,347
JNL/Westchester Capital Event Driven Fund - Class A	37,279	—	5,294	—	(53)	33,548
	1,508,018	277,496	390,146	—	35,727	1,501,811
JNL Institutional Alt 35 Fund
JNL Multi-Manager Alternative Fund - Class A	26,082	23,354	1,353	—	(19)	49,123
JNL Multi-Manager Mid Cap Fund - Class A	51,572	637	2,426	—	295	53,650
JNL/AQR Managed Futures Strategy Fund - Class A	96,522	497	14,603	—	(2,030)	77,347
JNL/AQR Risk Parity Fund	349	—	356	—	30	—
JNL/BlackRock Global Long Short Credit Fund	62,756	—	23,493	—	(1,020)	40,050
JNL/Boston Partners Global Long Short Equity Fund - Class A	126,830	—	9,252	—	407	120,372
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	15,088	8,640	2,821	—	(443)	22,239
JNL/Causeway International Value Select Fund - Class A	—	81,483	5,922	—	293	80,218
JNL/Crescent High Income Fund - Class A	29,630	15,073	1,171	—	93	44,624
JNL/DFA U.S. Micro Cap Fund	16,781	—	—	—	—	16,937
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	36,000	811	—	11	35,587
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	90,433	—	16,582	—	3,183	84,054
JNL/DoubleLine Total Return Fund	167,471	3,907	6,899	—	582	169,007
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	74,169	1,185	6,197	—	(146)	71,564
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	55,035	—	3,715	—	(417)	53,452
JNL/Harris Oakmark Global Equity Fund - Class A	—	54,322	2,982	—	91	53,718
JNL/Invesco Global Real Estate Fund - Class A	27,037	45,253	2,795	—	(104)	70,753
JNL/Lazard Emerging Markets Fund - Class A	39,385	—	8,662	—	(436)	35,598
JNL/Mellon Capital Emerging Market Index Fund - Class A	—	18,107	1,301	—	56	17,846
JNL/Mellon Capital International Index Fund - Class A	161,665	—	160,434	—	26,038	13,368
JNL/Mellon Capital S&P 500 Index Fund - Class A	102,710	—	95,149	—	14,148	13,361
JNL/Mellon Capital Small Cap Index Fund - Class A	28,473	—	6,745	—	2,088	22,365
JNL/Neuberger Berman Currency Fund	43,237	—	16,558	—	(428)	26,817
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,215	—	2,237	—	(842)	—
JNL/Neuberger Berman Strategic Income Fund - Class A	8,953	—	9,097	—	260	—

43

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Nicholas Convertible Arbitrage Fund	59,162	—	24,960	—	307	35,692
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	9,777	6,851	1,074	—	173	17,828
JNL/PIMCO Real Return Fund - Class A	23,507	—	1,561	—	23	22,219
JNL/PIMCO Total Return Bond Fund - Class A	22,245	—	22,785	—	(259)	—
JNL/PPM America Long Short Credit Fund	19,334	20,494	4,562	—	(392)	35,769
JNL/PPM America Total Return Fund - Class A	43,988	39,057	4,263	—	38	80,158
JNL/Red Rocks Listed Private Equity Fund - Class A	4,373	—	4,618	—	—	—
JNL/Scout Unconstrained Bond Fund - Class A	71,504	—	5,551	—	8	66,930
JNL/T. Rowe Price Established Growth Fund - Class A	74,214	—	20,759	—	1,686	66,508
JNL/T. Rowe Price Value Fund - Class A	85,246	—	15,801	—	(981)	76,051
JNL/The London Company Focused U.S. Equity Fund	59,868	—	9,314	—	1,505	53,301
JNL/WCM Focused International Equity Fund	102,191	—	23,756	—	3,570	97,532
JNL/Westchester Capital Event Driven Fund - Class A	70,168	742	2,506	—	18	71,587
	1,871,970	355,602	543,071	—	47,386	1,795,625
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class A	71,139	64,991	3,837	—	(55)	135,139
JNL Multi-Manager Mid Cap Fund - Class A	57,051	20	11,877	—	1,271	49,185
JNL/AQR Managed Futures Strategy Fund - Class A	179,557	9,324	—	—	—	178,144
JNL/AQR Risk Parity Fund	1,271	—	1,296	—	112	—
JNL/BlackRock Global Long Short Credit Fund	122,919	—	50,809	—	(2,043)	73,631
JNL/Boston Partners Global Long Short Equity Fund - Class A	261,041	—	21,405	—	935	245,368
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	31,059	2,472	5,328	—	(868)	30,667
JNL/Causeway International Value Select Fund - Class A	—	87,250	6,363	—	305	85,864
JNL/Crescent High Income Fund - Class A	43,817	5,201	1,320	—	105	49,124
JNL/DFA U.S. Micro Cap Fund	16,797	—	—	—	—	16,953
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	37,063	735	—	10	36,738
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	74,653	6,762	5,350	—	1,168	85,179
JNL/DoubleLine Total Return Fund	199,903	24,934	10,055	—	837	220,331
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	146,520	—	15,772	—	(358)	135,412
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	63,392	1	4,563	—	(504)	61,287
JNL/Invesco Global Real Estate Fund - Class A	54,616	45,139	4,892	—	(263)	97,373
JNL/Lazard Emerging Markets Fund - Class A	43,064	—	11,538	—	(1,406)	36,775
JNL/Mellon Capital Emerging Market Index Fund - Class A	—	12,464	894	—	39	12,286
JNL/Mellon Capital International Index Fund - Class A	179,748	—	140,874	—	20,736	55,157
JNL/Mellon Capital S&P 500 Index Fund - Class A	105,590	—	81,583	—	12,177	30,624
JNL/Mellon Capital Small Cap Index Fund - Class A	21,309	5,357	2,737	—	537	24,580
JNL/Neuberger Berman Currency Fund	85,955	—	30,908	—	(851)	55,334
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,834	—	3,856	—	(1,402)	—
JNL/Neuberger Berman Strategic Income Fund - Class A	11,447	—	11,662	—	198	—
JNL/Nicholas Convertible Arbitrage Fund	113,722	—	36,964	—	627	79,753
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	16,373	6,057	1,481	—	236	24,562
JNL/PIMCO Real Return Fund - Class A	25,404	1	25,851	—	447	—
JNL/PPM America Long Short Credit Fund	45,954	26,763	6,138	—	(508)	67,669
JNL/PPM America Total Return Fund - Class A	57,321	35,761	2,887	—	47	91,923
JNL/Red Rocks Listed Private Equity Fund - Class A	13,825	—	14,678	—	(521)	—
JNL/Scout Unconstrained Bond Fund - Class A	83,681	—	5,038	—	16	79,804
JNL/T. Rowe Price Established Growth Fund - Class A	110,958	—	38,292	—	2,905	91,434
JNL/T. Rowe Price Value Fund - Class A	111,164	—	15,562	—	(829)	104,522
JNL/WCM Focused International Equity Fund	91,905	—	23,416	—	3,381	85,456
JNL/Westchester Capital Event Driven Fund - Class A	126,179	84	8,836	—	(7)	123,023
	2,571,168	369,644	606,797	—	36,474	2,463,297
JNL Alt 65 Fund
JNL Multi-Manager Alternative Fund - Class A	26,209	15,906	1,291	—	(20)	41,768
JNL Multi-Manager Mid Cap Fund - Class A	12,537	18	4,243	—	447	9,142
JNL/AQR Managed Futures Strategy Fund - Class A	52,802	154	417	—	(57)	49,516
JNL/BlackRock Global Long Short Credit Fund	31,818	—	10,032	—	(433)	22,194
JNL/Boston Partners Global Long Short Equity Fund - Class A	70,447	970	5,242	—	236	67,744
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	7,398	—	7,870	—	(179)	—
JNL/Causeway International Value Select Fund - Class A	—	15,953	1,214	—	56	15,646
JNL/Crescent High Income Fund - Class A	5,139	80	163	—	13	5,217
JNL/DFA U.S. Micro Cap Fund	608	—	—	—	—	614
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	5,318	178	—	2	5,198
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	16,081	16	1,239	—	267	16,768

44

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/DoubleLine Total Return Fund	26,395	—	2,410	—	139	24,678
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	43,419	305	4,549	—	(111)	40,555
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	6,610	11	372	—	(39)	6,507
JNL/Invesco Global Real Estate Fund - Class A	16,123	16	7,843	—	(30)	9,027
JNL/Lazard Emerging Markets Fund - Class A	6,146	1	1,691	—	(193)	5,200
JNL/Mellon Capital Emerging Market Index Fund - Class A	—	2,659	203	—	8	2,608
JNL/Mellon Capital International Index Fund - Class A	28,609	—	22,098	—	2,372	9,116
JNL/Mellon Capital S&P 500 Index Fund - Class A	19,616	—	9,375	—	1,414	11,698
JNL/Mellon Capital Small Cap Index Fund - Class A	—	3,992	163	—	4	3,918
JNL/Neuberger Berman Currency Fund	23,808	—	3,016	—	(91)	20,901
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	265	—	267	—	(22)	—
JNL/Nicholas Convertible Arbitrage Fund	30,757	—	5,551	—	175	26,068
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	3,512	1,266	348	—	55	5,209
JNL/PPM America Long Short Credit Fund	12,168	8,545	1,400	—	(123)	19,612
JNL/PPM America Total Return Fund - Class A	5,698	—	633	—	(2)	5,204
JNL/Scout Unconstrained Bond Fund - Class A	11,243	—	963	—	1	10,434
JNL/T. Rowe Price Established Growth Fund - Class A	16,953	1	5,637	—	435	14,209
JNL/T. Rowe Price Value Fund - Class A	18,748	—	4,476	—	(395)	15,675
JNL/WCM Focused International Equity Fund	15,989	2	3,483	—	543	15,537
JNL/Westchester Capital Event Driven Fund - Class A	35,506	4,945	1,627	—	10	40,541
	544,604	60,158	107,994	—	4,482	520,504
JNL/American Funds Balanced Allocation Fund
American Funds Insurance Series - Global Bond Fund - Class 1	111,468	14,232	1,057	776	(1)	129,914
American Funds Insurance Series - International Growth and Income Fund	—	80,297	274	143	1	79,930
	111,468	94,529	1,331	919	—	209,844
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - International Growth and Income Fund	—	85,890	271	152	—	85,524
	—	85,890	271	152	—	85,524
JNL Disciplined Moderate Fund
JNL Multi-Manager Mid Cap Fund - Class A	70,109	5,303	1,576	—	166	79,208
JNL/Causeway International Value Select Fund - Class A	—	40,173	977	—	49	41,502
JNL/Crescent High Income Fund - Class A	24,940	414	3,665	—	258	22,430
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	47,934	—	—	—	48,456
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	87,342	234	4,311	—	814	93,512
JNL/DoubleLine Total Return Fund	196,842	3,672	23,198	—	1,908	182,487
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	58,714	6	—	—	59,774
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	77,519	2,646	1,626	—	(12)	81,562
JNL/Mellon Capital Emerging Market Index Fund - Class A	50,525	10,632	6,067	—	(213)	64,466
JNL/Mellon Capital International Index Fund - Class A	99,851	143	36,243	—	(101)	75,751
JNL/Mellon Capital S&P 500 Index Fund - Class A	189,499	1,191	88,245	—	13,184	116,589
JNL/Mellon Capital Small Cap Index Fund - Class A	41,965	1,766	6,923	—	712	37,840
JNL/PIMCO Credit Income Fund	42,873	476	507	—	8	44,868
JNL/PIMCO Real Return Fund - Class A	32,334	12,104	344	—	3	44,390
JNL/PPM America High Yield Bond Fund - Class A	28,510	373	7,565	—	175	22,442
JNL/PPM America Total Return Fund - Class A	71,475	1,430	7,561	—	192	67,126
JNL/Scout Unconstrained Bond Fund - Class A	89,239	2,313	10,747	—	43	82,043
JNL/T. Rowe Price Capital Appreciation Fund	109,662	59	2,854	—	276	116,549
JNL/T. Rowe Price Established Growth Fund - Class A	49,063	1	5,291	—	368	52,965
JNL/T. Rowe Price Value Fund - Class A	70,064	1,540	1,766	—	10	75,794
JNL/WCM Focused International Equity Fund	86,245	—	11,821	—	1,466	90,734
	1,418,057	191,118	221,293	—	19,306	1,500,488
JNL Disciplined Moderate Growth Fund
JNL Multi-Manager Mid Cap Fund - Class A	105,529	18,130	1,367	—	138	130,670
JNL/Causeway International Value Select Fund - Class A	—	87,318	2,006	—	96	90,304
JNL/Crescent High Income Fund - Class A	32,325	1,334	4,600	—	325	30,031
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	39,544	—	—	—	39,971
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	150,611	1,372	4,706	—	886	165,040
JNL/DoubleLine Total Return Fund	134,985	5,753	19,475	—	1,223	124,822
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	98,235	—	—	—	99,996
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	50,389	3,003	399	—	(34)	54,959

45

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Harris Oakmark Global Equity Fund - Class A	—	38,854	181	—	6	40,392
JNL/Mellon Capital Emerging Market Index Fund - Class A	93,676	28,123	8,724	—	(876)	131,122
JNL/Mellon Capital International Index Fund - Class A	157,867	565	56,836	—	(3,758)	120,611
JNL/Mellon Capital S&P 500 Index Fund - Class A	288,441	2,720	141,904	—	31,364	170,535
JNL/Mellon Capital Small Cap Index Fund - Class A	68,529	3,684	13,319	—	1,474	60,545
JNL/PIMCO Credit Income Fund	32,578	1,086	227	—	2	34,994
JNL/PIMCO Real Return Fund - Class A	23,383	11,522	236	—	1	34,870
JNL/PPM America Total Return Fund - Class A	32,564	1,288	9,632	—	(138)	24,993
JNL/S&P International 5 Fund - Class A	55,434	302	59,686	—	2,140	—
JNL/Scout Unconstrained Bond Fund - Class A	69,593	3,342	18,876	—	375	55,005
JNL/T. Rowe Price Capital Appreciation Fund	152,127	1,274	1,345	—	123	165,604
JNL/T. Rowe Price Established Growth Fund - Class A	91,407	—	8,066	—	555	100,592
JNL/T. Rowe Price Value Fund - Class A	128,342	3,557	1,703	—	16	141,171
JNL/WCM Focused International Equity Fund	177,353	92	20,586	—	2,551	190,738
	1,845,133	351,098	373,874	—	36,469	2,006,965
JNL Disciplined Growth Fund
JNL Multi-Manager Mid Cap Fund - Class A	55,022	16,256	359	—	44	75,462
JNL/Causeway International Value Select Fund - Class A	—	56,976	548	—	26	59,648
JNL/Crescent High Income Fund - Class A	11,129	1,345	2,434	—	172	10,378
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	10,273	10	—	—	10,372
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	96,376	6,379	197	—	45	114,203
JNL/DoubleLine Total Return Fund	35,671	4,969	210	—	2	41,465
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	35,682	—	—	—	36,304
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	11,025	1,458	2,556	—	(134)	10,384
JNL/Harris Oakmark Global Equity Fund - Class A	—	39,958	238	—	11	41,467
JNL/Mellon Capital Emerging Market Index Fund - Class A	54,107	19,325	3,546	—	(137)	80,619
JNL/Mellon Capital International Index Fund - Class A	89,036	4,100	41,284	—	(2,603)	62,240
JNL/Mellon Capital S&P 500 Index Fund - Class A	149,219	10,699	65,013	—	12,319	106,525
JNL/Mellon Capital Small Cap Index Fund - Class A	37,279	5,426	9,904	—	941	33,738
JNL/PIMCO Credit Income Fund	8,954	808	4,946	—	120	5,183
JNL/PIMCO Real Return Fund - Class A	—	7,820	—	—	—	7,774
JNL/S&P International 5 Fund - Class A	31,042	1,260	34,546	—	1,417	—
JNL/Scout Unconstrained Bond Fund - Class A	24,455	3,068	9,712	—	357	18,150
JNL/T. Rowe Price Capital Appreciation Fund	35,379	2,832	4,927	—	334	36,382
JNL/T. Rowe Price Established Growth Fund - Class A	72,357	2,488	3,242	—	291	85,666
JNL/T. Rowe Price Value Fund - Class A	83,539	8,685	840	—	24	98,770
JNL/WCM Focused International Equity Fund	89,658	3,048	6,554	—	880	103,880
	884,248	242,855	191,066	—	14,109	1,038,610
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund - Class A	485,054	179	40,395	—	3,267	494,508
JNL/Franklin Templeton Income Fund - Class A	485,212	1,206	16,217	—	1,988	491,916
JNL/Franklin Templeton Mutual Shares Fund - Class A	484,222	110	15,939	—	2,461	493,494
	1,454,488	1,495	72,551	—	7,716	1,479,918
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class A	43,355	4,291	1,749	—	(88)	46,846
JNL/Mellon Capital International Index Fund - Class A	43,432	1,934	4,725	—	882	46,927
JNL/Mellon Capital JNL 5 Fund - Class A	216,278	13,373	2,270	—	1,275	235,547
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	43,724	1,799	961	—	472	47,091
JNL/Mellon Capital S&P 500 Index Fund - Class A	43,290	1,482	1,844	—	1,130	46,891
JNL/Mellon Capital Small Cap Index Fund - Class A	45,266	2,856	2,170	—	964	47,199
	435,345	25,735	13,719	—	4,635	470,501
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class A	159,843	30,383	2,022	—	22	191,879
JNL/Mellon Capital International Index Fund - Class A	163,917	7,923	4,041	—	1,068	192,069
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	174,231	9,736	1,833	—	890	192,207
JNL/Mellon Capital S&P 500 Index Fund - Class A	168,312	9,044	1,111	—	599	191,691
JNL/Mellon Capital Small Cap Index Fund - Class A	180,396	11,046	3,993	—	1,876	192,488
	846,699	68,132	13,000	—	4,455	960,334
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	8,674	7	1,391	—	(361)	8,412
JNL/Franklin Templeton Mutual Shares Fund - Class A	13,068	48	1,158	—	(106)	12,627
JNL/Goldman Sachs Core Plus Bond Fund - Class A	48,074	23	3,427	—	(75)	45,832
JNL/Invesco International Growth Fund - Class A	21,964	—	3,856	—	(409)	20,995
JNL/Invesco Small Cap Growth Fund - Class A	12,986	12	1,669	—	(13)	12,626
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	48,062	41	3,128	—	(99)	45,827
JNL/Mellon Capital Bond Index Fund - Class A	48,086	36	3,247	—	(62)	45,834
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	8,627	26	1,141	—	7	8,404
JNL/Mellon Capital Emerging Market Index Fund - Class A	22,037	3	4,735	—	(584)	21,000

46

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Mellon Capital Healthcare Sector Fund - Class A	13,077	20	2,521	—	(309)	12,607
JNL/Mellon Capital JNL 5 Fund - Class A	—	12,727	324	—	6	12,624
JNL/Mellon Capital S&P 24 Fund - Class A	13,007	205	13,309	180	(2,165)	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	13,048	58	1,222	—	154	12,616
JNL/Neuberger Berman Strategic Income Fund - Class A	20,031	—	1,796	—	(35)	19,115
JNL/PIMCO Real Return Fund - Class A	20,028	36	1,217	—	(119)	19,076
JNL/PIMCO Total Return Bond Fund - Class A	40,037	26	3,318	—	(100)	38,179
JNL/S&P Competitive Advantage Fund - Class A	12,941	224	837	—	(167)	12,596
JNL/S&P Dividend Income & Growth Fund - Class A	13,067	140	925	—	24	12,540
JNL/S&P Intrinsic Value Fund - Class A	12,924	233	1,225	—	(327)	12,620
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	8,666	—	1,419	—	41	8,416
	398,404	13,865	51,865	180	(4,699)	381,946
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	2,905	52	470	—	10	2,862
JNL/Franklin Templeton Mutual Shares Fund - Class A	2,337	120	278	—	11	2,298
JNL/Invesco International Growth Fund - Class A	5,883	151	1,076	—	2	5,734
JNL/Invesco Small Cap Growth Fund - Class A	2,903	65	387	—	40	2,870
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	2,312	76	330	—	24	2,295
JNL/Mellon Capital Emerging Market Index Fund - Class A	5,850	266	1,360	—	181	5,751
JNL/Mellon Capital Healthcare Sector Fund - Class A	3,502	159	773	—	(26)	3,434
JNL/Mellon Capital JNL 5 Fund - Class A	—	2,362	103	—	—	2,297
JNL/Mellon Capital S&P 24 Fund - Class A	2,329	108	2,454	33	(54)	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	3,498	182	427	—	53	3,445
JNL/S&P Competitive Advantage Fund - Class A	4,030	315	409	—	(6)	4,016
JNL/S&P Dividend Income & Growth Fund - Class A	4,670	354	529	—	9	4,582
JNL/S&P Intrinsic Value Fund - Class A	4,014	289	498	—	43	4,014
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	2,324	50	393	—	37	2,294
	46,557	4,549	9,487	33	324	45,892
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	8,966	116	1,367	—	79	8,878
JNL/Franklin Templeton Mutual Shares Fund - Class A	6,761	152	598	—	30	6,660
JNL/Goldman Sachs Core Plus Bond Fund - Class A	10,346	226	720	—	(25)	10,104
JNL/Invesco International Growth Fund - Class A	22,710	105	3,568	—	(8)	22,252
JNL/Invesco Small Cap Growth Fund - Class A	8,964	111	1,099	—	158	8,873
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	11,803	281	763	—	(32)	11,534
JNL/Mellon Capital Bond Index Fund - Class A	11,807	273	781	—	(23)	11,539
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	6,710	43	802	—	54	6,643
JNL/Mellon Capital Emerging Market Index Fund - Class A	11,161	173	2,122	—	222	11,129
JNL/Mellon Capital Healthcare Sector Fund - Class A	8,987	239	1,687	—	(9)	8,943
JNL/Mellon Capital JNL 5 Fund - Class A	—	6,693	153	—	2	6,656
JNL/Mellon Capital S&P 24 Fund - Class A	6,741	315	7,101	95	(152)	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	11,240	263	1,091	—	161	11,043
JNL/Neuberger Berman Strategic Income Fund - Class A	5,922	83	474	—	1	5,792
JNL/PIMCO Real Return Fund - Class A	5,920	143	366	—	(19)	5,764
JNL/PIMCO Total Return Bond Fund - Class A	8,877	185	692	—	(1)	8,691
JNL/S&P Competitive Advantage Fund - Class A	11,145	406	772	—	(55)	11,002
JNL/S&P Dividend Income & Growth Fund - Class A	13,545	426	986	—	28	13,247
JNL/S&P Intrinsic Value Fund - Class A	11,120	312	910	—	20	11,106
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	6,737	53	1,027	—	125	6,673
	189,462	10,598	27,079	95	556	186,529
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	1,773,239	9,278	65,635	—	17,331	1,752,437
JNL/S&P Dividend Income & Growth Fund - Class A	1,807,676	10,380	84,001	—	20,973	1,767,792
JNL/S&P Intrinsic Value Fund - Class A	1,768,153	3,884	83,835	—	19,637	1,780,989
JNL/S&P Total Yield Fund - Class A	1,773,867	34,744	79,455	—	22,990	1,784,126
	7,122,935	58,286	312,926	—	80,931	7,085,344
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	47,573	469	3,035	—	(73)	46,305
JNL Multi-Manager Mid Cap Fund - Class A	15,699	335	1,737	—	189	15,445
JNL Multi-Manager Small Cap Growth Fund - Class A	15,645	277	2,551	—	(83)	15,412
JNL Multi-Manager Small Cap Value Fund - Class A	15,681	786	1,467	—	287	15,440
JNL/Causeway International Value Select Fund - Class A	15,843	243	2,792	—	311	15,422
JNL/Crescent High Income Fund - Class A	63,515	694	4,420	—	305	61,728
JNL/DFA U.S. Core Equity Fund - Class A	31,328	616	3,391	—	1,384	30,869
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	15,900	91	1,391	—	101	15,416
JNL/DoubleLine Total Return Fund	143,481	1,605	10,169	—	789	138,690
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	110,455	1,990	8,727	—	(630)	107,933
JNL/Goldman Sachs Core Plus Bond Fund - Class A	47,831	523	3,310	—	(229)	46,212

47

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	15,596	101	1,774	—	(161)	15,433
JNL/Invesco Global Real Estate Fund - Class A	16,007	513	1,979	—	84	15,289
JNL/Invesco International Growth Fund - Class A	15,930	86	2,683	—	551	15,431
JNL/Invesco Mid Cap Value Fund - Class A	15,710	780	1,363	—	(4)	15,436
JNL/JPMorgan MidCap Growth Fund - Class A	31,214	469	5,450	—	625	30,796
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	143,434	1,823	24,384	—	(561)	123,243
JNL/PIMCO Real Return Fund - Class A	63,822	48,803	5,642	—	(2,255)	107,766
JNL/PIMCO Total Return Bond Fund - Class A	95,770	825	37,564	—	(2,132)	61,695
JNL/PPM America Floating Rate Income Fund - Class A	31,785	397	1,722	—	104	30,874
JNL/PPM America High Yield Bond Fund - Class A	79,515	932	6,531	—	(471)	77,189
JNL/PPM America Low Duration Bond Fund - Class A	111,294	1,291	5,553	—	23	108,011
JNL/PPM America Total Return Fund - Class A	111,533	1,052	7,411	—	762	107,949
JNL/Scout Unconstrained Bond Fund - Class A	95,418	1,159	5,309	—	(3)	92,580
JNL/T. Rowe Price Established Growth Fund - Class A	46,958	107	9,610	—	3,587	45,917
JNL/T. Rowe Price Short-Term Bond Fund - Class A	111,216	1,243	5,439	—	(147)	108,016
JNL/T. Rowe Price Value Fund - Class A	47,116	1,029	5,665	—	1,024	46,337
JNL/WCM Focused International Equity Fund	15,866	31	3,434	—	553	15,360
JNL/WMC Value Fund - Class A	15,696	384	1,555	—	337	15,441
	1,586,831	68,654	176,058	—	4,267	1,541,635
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	96,927	150	—	—	—	99,796
JNL Multi-Manager Mid Cap Fund - Class A	34,422	3,980	—	—	—	41,059
JNL Multi-Manager Small Cap Growth Fund - Class A	34,504	—	3,589	—	(119)	35,459
JNL Multi-Manager Small Cap Value Fund - Class A	74,954	—	7,641	—	1,517	69,197
JNL/BlackRock Large Cap Select Growth Fund - Class A	33,071	—	3,301	—	492	35,406
JNL/Causeway International Value Select Fund - Class A	30,130	48	487	—	(1)	34,024
JNL/Crescent High Income Fund - Class A	91,562	5,197	—	—	—	99,675
JNL/DFA U.S. Core Equity Fund - Class A	36,091	—	3,954	—	693	34,747
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	34,201	—	1,901	—	141	34,082
JNL/DoubleLine Total Return Fund	228,644	215	839	—	74	234,219
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	237,149	—	10,329	—	649	235,889
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	32,074	—	1,023	—	(341)	34,271
JNL/Invesco Global Real Estate Fund - Class A	32,971	8	832	—	45	33,699
JNL/Invesco International Growth Fund - Class A	61,953	53	1,739	—	589	69,075
JNL/Invesco Mid Cap Value Fund - Class A	35,648	—	2,470	—	(34)	33,831
JNL/Invesco Small Cap Growth Fund - Class A	34,862	—	3,367	—	1,114	34,987
JNL/JPMorgan MidCap Growth Fund - Class A	98,057	—	7,229	—	899	105,731
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	162,028	381	5	—	—	165,375
JNL/Lazard Emerging Markets Fund - Class A	34,474	—	4,129	—	(657)	34,722
JNL/MFS Mid Cap Value Fund - Class A	19,567	—	16,306	—	1,648	3,899
JNL/Oppenheimer Global Growth Fund - Class A	33,587	—	4,009	—	1,130	35,942
JNL/PIMCO Real Return Fund - Class A	131,271	65,290	436	—	(131)	197,689
JNL/PIMCO Total Return Bond Fund - Class A	133,877	—	63,123	—	(3,482)	74,275
JNL/PPM America High Yield Bond Fund - Class A	141,553	—	10,811	—	(859)	136,544
JNL/PPM America Low Duration Bond Fund - Class A	184,538	1,818	—	—	—	188,024
JNL/PPM America Total Return Fund - Class A	164,601	33	1,207	—	129	167,630
JNL/Scout Unconstrained Bond Fund - Class A	152,467	1,669	—	—	—	156,298
JNL/T. Rowe Price Established Growth Fund - Class A	303,245	—	43,273	—	18,189	315,429
JNL/T. Rowe Price Short-Term Bond Fund - Class A	173,234	—	6,786	—	(189)	167,996
JNL/T. Rowe Price Value Fund - Class A	279,761	—	24,158	—	7,043	278,338
JNL/WCM Focused International Equity Fund	29,096	79	739	—	169	34,312
JNL/WMC Value Fund - Class A	106,341	—	8,955	—	2,917	103,450
	3,276,860	78,921	232,638	—	31,625	3,325,070
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	184,312	1	2,902	—	(82)	186,526
JNL Multi-Manager Mid Cap Fund - Class A	121,064	—	3,970	—	421	126,069
JNL Multi-Manager Small Cap Growth Fund - Class A	80,741	—	20,349	—	(5,757)	70,105
JNL Multi-Manager Small Cap Value Fund - Class A	194,563	—	60,309	—	11,669	138,689
JNL/BlackRock Large Cap Select Growth Fund - Class A	305,455	—	29,098	—	4,271	328,406
JNL/Causeway International Value Select Fund - Class A	76,208	1,164	—	—	—	88,351
JNL/Crescent High Income Fund - Class A	133,089	1,496	—	—	—	138,761
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	39,655	20,048	376	—	33	62,136
JNL/DoubleLine Total Return Fund	175,556	177	—	—	—	180,494
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	309,863	5	11,139	—	(539)	310,613
JNL/Goldman Sachs Core Plus Bond Fund - Class A	51,882	—	—	—	—	53,182
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	58,858	2	1,410	—	(421)	63,365

48

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Invesco Global Real Estate Fund - Class A	121,379	—	2,550	—	137	124,533
JNL/Invesco International Growth Fund - Class A	122,517	—	8,968	—	849	130,547
JNL/Invesco Mid Cap Value Fund - Class A	67,144	—	5,480	—	715	62,899
JNL/Invesco Small Cap Growth Fund - Class A	94,835	52	35,182	—	11,680	67,728
JNL/JPMorgan MidCap Growth Fund - Class A	178,218	1,502	—	—	—	207,496
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	171,688	322	—	—	—	175,156
JNL/Lazard Emerging Markets Fund - Class A	67,980	—	10,944	—	(1,912)	65,533
JNL/MFS Mid Cap Value Fund - Class A	49,807	—	39,224	—	(1,472)	12,310
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	100,480	161	—	—	—	121,462
JNL/Oppenheimer Global Growth Fund - Class A	154,286	207	110	—	37	184,832
JNL/PIMCO Real Return Fund - Class A	119,676	120,121	146	—	(56)	241,139
JNL/PIMCO Total Return Bond Fund - Class A	175,078	12	116,039	—	(6,842)	62,622
JNL/PPM America High Yield Bond Fund - Class A	199,009	—	16,732	—	(1,078)	190,407
JNL/PPM America Low Duration Bond Fund - Class A	240,246	109	40	—	—	242,477
JNL/PPM America Mid Cap Value Fund - Class A	27,889	—	—	—	—	28,365
JNL/PPM America Total Return Fund - Class A	181,379	18	803	—	81	185,226
JNL/Scout Unconstrained Bond Fund - Class A	220,881	702	—	—	—	224,701
JNL/T. Rowe Price Established Growth Fund - Class A	815,939	—	116,697	—	52,854	848,297
JNL/T. Rowe Price Short-Term Bond Fund - Class A	182,418	38	807	—	(18)	183,314
JNL/T. Rowe Price Value Fund - Class A	577,907	76,056	16,082	—	6,712	690,197
JNL/WCM Focused International Equity Fund	110,515	25	3,785	—	829	128,992
JNL/WMC Value Fund - Class A	340,583	—	37,123	—	10,124	322,636
	6,051,100	222,218	540,265	—	82,235	6,247,566
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class A	146,313	518	40	—	(1)	150,897
JNL Multi-Manager Mid Cap Fund - Class A	81,472	2,294	—	—	—	89,942
JNL Multi-Manager Small Cap Growth Fund - Class A	99,656	—	4,004	—	(156)	109,144
JNL Multi-Manager Small Cap Value Fund - Class A	165,503	—	46,893	—	8,773	122,422
JNL/BlackRock Large Cap Select Growth Fund - Class A	488,428	—	24,330	—	3,615	548,599
JNL/Causeway International Value Select Fund - Class A	99,200	—	4,536	—	(302)	108,707
JNL/Crescent High Income Fund - Class A	84,892	2,092	—	—	—	89,663
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	27,587	3,113	—	—	—	32,228
JNL/DoubleLine Total Return Fund	95,493	22	42,932	—	3,051	54,276
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	47,242	53	15	—	(5)	52,053
JNL/Invesco Global Real Estate Fund - Class A	93,854	559	—	—	—	98,851
JNL/Invesco International Growth Fund - Class A	111,147	—	12,391	—	1,115	113,734
JNL/Invesco Mid Cap Value Fund - Class A	103,128	82	2,648	—	364	102,444
JNL/Invesco Small Cap Growth Fund - Class A	101,762	—	47,632	—	10,612	62,099
JNL/JPMorgan MidCap Growth Fund - Class A	186,870	7,167	—	—	—	223,584
JNL/Lazard Emerging Markets Fund - Class A	144,002	—	4,273	—	(767)	158,487
JNL/MFS Mid Cap Value Fund - Class A	48,764	—	50,197	—	(601)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	64,693	3,859	—	—	—	82,192
JNL/Oppenheimer Global Growth Fund - Class A	234,431	37	6,464	—	33	274,069
JNL/PIMCO Real Return Fund - Class A	37,953	106,010	—	—	—	144,498
JNL/PIMCO Total Return Bond Fund - Class A	46,939	15	37,485	—	(816)	10,358
JNL/PPM America High Yield Bond Fund - Class A	101,163	2	1,688	—	(145)	103,720
JNL/PPM America Low Duration Bond Fund - Class A	81,547	2,720	—	—	—	85,009
JNL/PPM America Mid Cap Value Fund - Class A	16,002	—	—	—	—	16,275
JNL/PPM America Total Return Fund - Class A	93,623	887	—	—	—	96,916
JNL/Scout Unconstrained Bond Fund - Class A	139,529	61	20,969	—	2	120,443
JNL/T. Rowe Price Established Growth Fund - Class A	738,973	—	47,276	—	19,694	833,315
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	160,290	—	—	—	—	183,378
JNL/T. Rowe Price Short-Term Bond Fund - Class A	96,956	542	—	—	—	98,388
JNL/T. Rowe Price Value Fund - Class A	717,927	54,784	10,314	—	3,872	825,505
JNL/WCM Focused International Equity Fund	74,438	2,450	—	—	—	92,085
JNL/WMC Value Fund - Class A	320,678	—	18,058	—	5,035	321,104
	5,050,455	187,267	382,145	—	53,373	5,404,385
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class A	52,470	3,957	—	—	—	57,946
JNL Multi-Manager Mid Cap Fund - Class A	29,962	6,098	—	—	—	38,511
JNL Multi-Manager Small Cap Growth Fund - Class A	35,367	47	524	—	(21)	39,731
JNL Multi-Manager Small Cap Value Fund - Class A	76,658	393	19,782	—	3,620	59,092
JNL/BlackRock Large Cap Select Growth Fund - Class A	190,124	185	4,620	—	710	218,891
JNL/Causeway International Value Select Fund - Class A	52,797	207	1,380	—	108	59,150
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	15,449	2,810	—	—	—	19,158
JNL/DoubleLine Total Return Fund	17,079	1,663	—	—	—	19,228
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	583	—	—	—	—	642

49

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Invesco Global Real Estate Fund - Class A	34,060	2,719	—	—	—	38,445
JNL/Invesco International Growth Fund - Class A	34,297	613	274	—	6	39,577
JNL/Invesco Mid Cap Value Fund - Class A	36,921	1,757	811	—	(12)	38,546
JNL/Invesco Small Cap Growth Fund - Class A	53,930	—	18,063	—	1,715	40,489
JNL/JPMorgan MidCap Growth Fund - Class A	82,867	3,335	179	—	26	99,239
JNL/Lazard Emerging Markets Fund - Class A	51,764	856	1,113	—	(68)	58,265
JNL/MFS Mid Cap Value Fund - Class A	5,252	—	5,387	—	782	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	47,127	2,860	707	—	(3)	59,460
JNL/Oppenheimer Global Growth Fund - Class A	87,819	—	3,987	—	1,580	100,887
JNL/PPM America High Yield Bond Fund - Class A	35,643	1,577	64	—	(3)	38,676
JNL/PPM America Total Return Fund - Class A	17,209	1,570	—	—	—	19,239
JNL/Scout Unconstrained Bond Fund - Class A	17,258	1,680	—	—	—	19,192
JNL/T. Rowe Price Established Growth Fund - Class A	281,274	—	14,427	—	9,380	320,797
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	84,666	—	—	—	—	96,861
JNL/T. Rowe Price Short-Term Bond Fund - Class A	34,486	3,487	—	—	—	38,301
JNL/T. Rowe Price Value Fund - Class A	270,728	38,986	1,689	—	690	332,712
JNL/WCM Focused International Equity Fund	50,073	1,179	1,348	—	278	60,144
JNL/WMC Value Fund - Class A	145,830	3,522	2,016	—	453	155,960
	1,841,693	79,501	76,371	—	19,241	2,069,139

During the period ended June 30, 2017, JNL/American Funds Balanced Fund invested in a money market fund which is managed by the Adviser. The JNL Government Money Market Fund was offered as a cash management tool to the Fund and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund.

JNL Government Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/American Funds Balanced Fund[1]	21,496	-	30

1 Prior to April 24, 2017, JNL/American Funds Balanced Fund was named JNL/Capital Guardian Global Balanced Fund.

NOTE 5. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 6. INCOME TAX MATTERS

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Growth-Income Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

JNL/American Funds Balanced Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Allocation Fund are each treated as a separate taxpayer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution

50

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for funds treated as RICs is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: consent dividends and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2016, the Funds’ last fiscal year end, the following funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/American Funds Global Bond Fund	—	—	—	917	917

As of June 30, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/American Funds Balanced Fund	529,448	(180)	(12,362)	(12,542)
JNL/American Funds Global Bond Fund	517,950	2,790	(23,933)	(21,143)
JNL/American Funds Global Small Capitalization Fund	611,002	35,340	(53,711)	(18,371)
JNL/American Funds International Fund	1,508,686	98,119	(41,446)	56,673
JNL/American Funds New World Fund	1,110,348	45,808	(25,277)	20,531
JNL/DFA Growth Allocation Fund	18,652	100	(68)	32
JNL/DFA Moderate Allocation Fund	12,841	62	(51)	11

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2016 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/American Funds Balanced Fund	1,323	29,165	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2013, 2014, 2015 and 2016 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2017.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

New Share Class. Effective September 25, 2017, the Class B shares for the Master Feeder Funds will be renamed Class I shares. Additionally, a new Class I share will be offered for the Funds of Funds. Class I shares will have the same expenses and rights as currently exist for Class B shares. Additionally, effective on September 25, 2017, the investment in each Underlying Fund of the Funds of Funds will be moved from Class A to Class I shares.

Advisory Fees. Effective September 25, 2017, the Advisory Fees will change to the amounts indicated below for the following Funds:

	Advisory Fee (m-millions) (b-billions)
	$0 to $500m	$500m to $5b	Over $5b
JNL/American Funds Balanced Fund	0.55%	0.50 – 0.49%	0.48%
JNL/American Funds Blue Chip Income and Growth Fund	0.60	0.60 – 0.54	0.53
JNL/American Funds Global Bond Fund	0.60	0.60 – 0.54	0.53
JNL/American Funds Global Small Capitalization Fund	0.65	0.65 – 0.59	0.58
JNL/American Funds Growth-Income Fund	0.60	0.60 – 0.54	0.53
JNL/American Funds International Fund	0.75	0.75 – 0.69	0.68
JNL/American Funds New World Fund	0.95	0.95 – 0.89	0.88
JNL Alt Funds	0.15	0.10 – 0.095	0.09

51

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Advisory Fee (m-millions) (b-billions)
	$0 to $500m	$500m to $5b	Over $5b
JNL/American Funds Funds of Funds	0.20	0.20 – 0.165	0.155
JNL/DFA Funds	0.20	0.20 – 0.165	0.155
JNL Disciplined Funds	0.13	0.08 – 0.075	0.07
JNL/MMRS Funds	0.30	0.30 - 0.245	0.24
JNL/S&P Funds	0.13	0.08 – 0.075	0.07

Advisory Fee Waivers. Effective July 1, 2017 pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the average daily net assets of the Fund’s advisory fees for JNL/DFA Funds. None of the waived advisory fees can be recaptured by JNAM.

Administrative Fee Waivers. Effective September 25, 2017, JNAM will waive 0.05% of the administrative fees of the Class I shares of the JNL/DFA Funds. This is a contractual waiver and none of the waived administrative fees can be recaptured by JNAM.

Distribution Fees. Effective July 1, 2017, the Rule 12b-1 Plan changed from a reimbursement plan to a compensation plan. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the existing shares of the Master Feeder Funds, JNL/American Funds Funds of Funds and JNL/DFA Funds (to be renamed Class A shares effective September 25, 2017) will change from 0.20% to 0.30% of the average daily net assets of the existing shares of each Fund (to be renamed Class A shares effective September 25, 2017). Also, effective September 25, 2017, the Class A shares of the JNL Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund, JNL/MMRS Funds and the JNL/S&P Funds will begin to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the existing shares of each Fund (to be renamed Class A shares effective September 25, 2017).

Fund Name Changes. The following Fund name changes will be effective September 25, 2017:

Existing Fund Name	Effective September 25, 2017 Fund Name:
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
JNL Institutional Alt 20 Fund	JNL Institutional Alt 25 Fund
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund

Mergers. The following mergers will be effective after close of business on September 22, 2017 for the Funds indicated:

Acquired Fund	Acquiring Fund
JNL Institutional Alt 35 Fund	JNL Institutional Alt 20 Fund
JNL Alt 65 Fund	JNL Institutional Alt 50 Fund

In addition, the following mergers will be effective after the close of business on September 22, 2017 for the Funds indicated. The mergers are subject to approval by the acquired Funds’ shareholders.

Acquired Fund	Acquiring Fund
JNAM Guidance – Equity 100 Fund[1]	JNL Disciplined Growth Fund
JNAM Guidance – Maximum Growth Fund[1]	JNL Disciplined Growth Fund
JNAM Guidance – Moderate Growth Fund[1]	JNL Disciplined Moderate Fund
JNAM Guidance – Growth Fund[1]	JNL Disciplined Moderate Growth Fund
[1] Acquired Fund is a series of Jackson Variable Series Trust and is advised by JNAM.

Board of Trustees. Effective January 1, 2018, two new Independent Trustees will join the Board and one will retire. The Board will consist of 11 Trustees, which includes 10 Independent Trustees and one Interested Trustee.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to the financial statements.

52

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2017

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios^(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL/American Funds Balanced Fund
Class A	0.82	1,000.00	1,088.30	4.25	1,000.00	1,020.73	4.11
Class B	0.63	1,000.00	1,089.80	3.26	1,000.00	1,021.67	3.16
JNL/American Funds Blue Chip Income and Growth Fund
Class A	0.58	1,000.00	1,055.40	2.96	1,000.00	1,021.92	2.91
Class B	0.39	1,000.00	1,056.50	1.99	1,000.00	1,022.86	1.96
JNL/American Funds Global Bond Fund
Class A	0.52	1,000.00	1,048.40	2.64	1,000.00	1,022.22	2.61
Class B	0.32	1,000.00	1,049.00	1.63	1,000.00	1,023.21	1.61
JNL/American Funds Global Small Capitalization Fund
Class A	0.55	1,000.00	1,124.80	2.90	1,000.00	1,022.07	2.76
Class B	0.35	1,000.00	1,125.80	1.84	1,000.00	1,023.06	1.76
JNL/American Funds Growth-Income Fund
Class A	0.65	1,000.00	1,095.40	3.38	1,000.00	1,021.57	3.26
Class B	0.46	1,000.00	1,096.80	2.39	1,000.00	1,022.51	2.31
JNL/American Funds International Fund
Class A	0.63	1,000.00	1,182.80	3.41	1,000.00	1,021.67	3.16
Class B	0.44	1,000.00	1,184.60	2.38	1,000.00	1,022.61	2.21
JNL/American Funds New World Fund
Class A	0.64	1,000.00	1,141.60	3.40	1,000.00	1,021.62	3.21
Class B	0.45	1,000.00	1,143.40	2.39	1,000.00	1,022.56	2.26
JNL Institutional Alt 20 Fund
Class A	0.17	1,000.00	1,072.30	0.87	1,000.00	1,023.95	0.85
JNL Institutional Alt 35 Fund
Class A	0.17	1,000.00	1,060.70	0.87	1,000.00	1,023.95	0.85
JNL Institutional Alt 50 Fund
Class A	0.16	1,000.00	1,051.60	0.81	1,000.00	1,024.00	0.80
JNL Alt 65 Fund
Class A	0.20	1,000.00	1,043.70	1.01	1,000.00	1,023.80	1.00
JNL/American Funds Balanced Allocation Fund
Class A	0.63	1,000.00	1,083.10	3.25	1,000.00	1,021.67	3.16
JNL/American Funds Growth Allocation Fund
Class A	0.64	1,000.00	1,105.60	3.34	1,000.00	1,021.62	3.21
JNL/DFA Growth Allocation Fund*
Class A	0.64	1,000.00	1,031.00	1.21	1,000.00	1,008.12	3.19
JNL/DFA Moderate Allocation Fund*
Class A	0.64	1,000.00	1,025.00	1.21	1,000.00	1,008.12	3.19
JNL Disciplined Moderate Fund
Class A	0.15	1,000.00	1,079.40	0.77	1,000.00	1,024.05	0.75

53

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2017

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios^(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL Disciplined Moderate Growth Fund
Class A	0.15	1,000.00	1,099.70	0.78	1,000.00	1,024.05	0.75
JNL Disciplined Growth Fund
Class A	0.16	1,000.00	1,113.10	0.84	1,000.00	1,024.00	0.80
JNL/Franklin Templeton Founding Strategy Fund
Class A	0.05	1,000.00	1,067.20	0.26	1,000.00	1,024.55	0.25
JNL/Mellon Capital 10 x 10 Fund
Class A	0.05	1,000.00	1,052.10	0.25	1,000.00	1,024.55	0.25
JNL/Mellon Capital Index 5 Fund
Class A	0.05	1,000.00	1,067.00	0.26	1,000.00	1,024.55	0.25
JNL/MMRS Conservative Fund
Class A	0.35	1,000.00	1,055.30	1.78	1,000.00	1,023.06	1.76
JNL/MMRS Growth Fund
Class A	0.35	1,000.00	1,095.90	1.82	1,000.00	1,023.06	1.76
JNL/MMRS Moderate Fund
Class A	0.35	1,000.00	1,072.90	1.80	1,000.00	1,023.06	1.76
JNL/S&P 4 Fund
Class A	0.05	1,000.00	1,030.50	0.25	1,000.00	1,024.55	0.25
JNL/S&P Managed Conservative Fund
Class A	0.15	1,000.00	1,039.80	0.76	1,000.00	1,024.05	0.75
JNL/S&P Managed Moderate Fund
Class A	0.14	1,000.00	1,062.00	0.72	1,000.00	1,024.10	0.70
JNL/S&P Managed Moderate Growth Fund
Class A	0.13	1,000.00	1,086.00	0.67	1,000.00	1,024.15	0.65
JNL/S&P Managed Growth Fund
Class A	0.14	1,000.00	1,109.80	0.73	1,000.00	1,024.10	0.70
JNL/S&P Managed Aggressive Growth Fund
Class A	0.15	1,000.00	1,121.50	0.79	1,000.00	1,024.05	0.75

^ The annualized expense ratio does not include expenses of each Fund’s respective Master Fund or Underlying Funds.

† Expenses paid by each Fund during the period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

* Fund has less than 6-month’s operating history. For funds with less than 6-month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

54

Trustees and Officers of JNL Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2017:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex [1]
Michael Bouchard	$137,886	$0	$0	$153,500
Ellen Carnahan	$139,233	$0	$0	$155,000 [3]
William J. Crowley, Jr.[2]	$161,690	$0	$0	$180,000 [4]
Michelle Engler	$132,495	$0	$0	$147,500
John Gillespie	$135,639	$0	$0	$151,000 [5]
Richard McLellan	$128,903	$0	$0	$143,500
William R. Rybak	$143,725	$0	$0	$160,000
Edward Wood	$139,233	$0	$0	$155,000 [6]
Patricia Woodworth	$128,903	$0	$0	$143,500 [7]

1 The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust, JNL Investor Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the Independent Trustees is $1,389,000.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3  Amount includes $77,500 deferred by Ms. Carnahan.

4  Amount includes $99,000 deferred by Mr. Crowley.

5  Amount includes $75,500 deferred by Mr. Gillespie.

6 Amount includes $77,500 deferred by Mr. Wood.

7 Amount includes $143,500 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan, 48909-7814 or by visiting www.jackson.com.

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JNL Series Trust

Master Feeder Funds and Funds of Funds

Results of Special Meetings of Shareholders

On June 22, 2017, a joint special meeting (“Meeting”) of shareholders of each of the Funds of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purposes (and with the following results):

1. All shareholders of the Trust: To vote on the election of the following eleven individuals as Trustees of the Trust:  Michael Bouchard, Ellen Carnahan, William J. Crowley, Jr., Michelle Engler, John Gillespie, Mark D. Nerud, William R. Rybak, Edward Wood, Patricia A. Woodworth, Eric O. Anyah, and Mark S. Wehrle.

TRUSTEES	FOR	WITHOLD	TOTAL
Michael Bouchard	12,511,738,558.777	223,137,819.455	12,734,876,378.232
Ellen Carnahan	12,525,031,387.531	209,844,990.701	12,734,876,378.232
William J. Crowley, Jr.	12,515,089,454.147	219,786,924.085	12,734,876,378.232
Michelle Engler	12,521,299,101.121	213,577,277.111	12,734,876,378.232
John Gillespie	12,522,957,659.567	211,918,718.665	12,734,876,378.232
Mark D. Nerud	12,521,635,321.657	213,241,056.575	12,734,876,378.232
William R. Rybak	12,517,827,932.822	217,048,445.410	12,734,876,378.232
Edward Wood	12,524,673,271.334	210,203,106.897	12,734,876,378.232
Patricia A. Woodworth	12,527,999,444.582	206,876,933.650	12,734,876,378.232
Eric O. Anyah	12,519,516,847.044	215,359,531.188	12,734,876,378.232
Mark S. Wehrle	12,520,828,580.062	214,047,798.170	12,734,876,378.232

2. Shareholders holding Class A Shares of each Fund of the Trust, voting separately: To approve an amended and restated Distribution Plan for the Class A shares of each Fund of the Trust.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/American Funds® Blue Chip Income and Growth Fund	154,624,769.085	2,804,541.714	3,074,086.768	160,503,397.566
JNL/American Funds Growth-Income Fund	231,300,340.782	4,111,254.424	5,204,687.112	240,616,282.318
JNL Institutional Alt 20 Fund	88,701,246.681	1,672,888.675	5,296,225.134	95,670,360.490
JNL Institutional Alt 35 Fund	107,951,308.399	3,322,359.083	4,077,011.914	115,350,679.396
JNL Institutional Alt 50 Fund	148,204,880.422	2,616,462.123	4,687,862.168	155,509,204.713
JNL Alt 65 Fund	33,773,433.138	640,859.506	634,784.808	35,049,077.452
JNL/American Funds Balanced Allocation Fund	133,343,700.661	1,980,990.092	5,258,995.250	140,583,686.004
JNL/American Funds Growth Allocation Fund	104,553,665.542	1,683,901.632	2,681,101.938	108,918,669.112
JNL/Franklin Templeton Founding Strategy Fund	109,055,828.298	1,667,848.047	2,428,930.225	113,152,606.569
JNL/Mellon Capital 10 x 10 Fund	36,227,153.036	851,040.756	704,339.439	37,782,533.231
JNL/Mellon Capital Index 5 Fund	65,776,793.241	1,443,775.300	1,894,005.929	69,114,574.470
JNL/MMRS Conservative Fund	32,568,952.589	1,000,142.217	1,260,400.705	34,829,495.511
JNL/MMRS Growth Fund	4,113,240.572	160,416.194	33,115.268	4,306,772.034
JNL/MMRS Moderate Fund	15,392,025.151	487,523.257	1,428,425.800	17,307,974.207
JNL/S&P 4 Fund	381,813,905.304	7,486,156.311	9,171,308.324	398,471,369.939
JNL/S&P Managed Conservative Fund	114,749,714.399	1,567,554.982	3,741,513.169	120,058,782.550
JNL/S&P Managed Moderate Fund	214,269,408.235	4,369,683.812	9,780,090.776	228,419,182.823
JNL/S&P Managed Moderate Growth Fund	361,047,867.448	10,750,309.884	13,853,395.400	385,651,572.732
JNL/S&P Managed Growth Fund	296,193,162.787	7,911,196.079	12,428,193.540	316,532,552.406
JNL/S&P Managed Aggressive Growth Fund	96,331,541.536	2,897,142.912	2,581,284.342	101,809,968.790
JNL Disciplined Moderate Fund	111,358,570.891	1,868,502.188	3,144,057.267	116,371,130.346
JNL Disciplined Moderate Growth Fund	152,488,494.685	2,403,293.654	4,601,830.495	159,493,618.834
JNL Disciplined Growth Fund	80,620,835.296	1,806,625.924	3,227,093.013	85,654,554.233
JNL/American Funds Balanced Fund (formerly JNL/Capital Guardian Global Balanced Fund)	43,251,891.064	254,063.487	855,545.901	44,361,500.452
JNL/American Funds Global Bond Fund	44,985,429.678	396,899.092	787,198.260	46,169,527.030
JNL/American Funds Global Small Capitalization Fund	37,594,269.646	597,334.656	479,210.511	38,670,814.813

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JNL/American Funds International Fund	98,686,178.375	1,265,850.418	1,277,079.377	101,229,108.170
2. Shareholders holding Class A Shares of each Fund of the Trust, voting separately: To approve an amended and restated Distribution Plan for the Class A shares of each Fund of the Trust.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/American Funds New World Fund	89,940,225.259	1,452,657.468	1,042,914.046	92,435,796.773
JNL/DFA Growth Allocation Fund	287,024.395	0.000	0.000	287,024.395
JNL/DFA Moderate Allocation Fund	173,217.836	0.000	0.000	173,217.836

3. All Shareholders of the Series of the Trust: To approve an amended and restated Declaration of Trust
FOR	AGAINST	ABSTAIN	TOTAL
12,320,949,310.224	196,816,032.256	217,111,035.752	12,734,876,378.232

4. Shareholders of the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, voting separately: To approve revisions to a fundamental policy regarding industry concentration.

FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL Disciplined Moderate Fund	110,722,243.546	2,204,481.067	3,444,405.732	116,371,130.346
JNL Disciplined Moderate Growth Fund	152,338,009.752	2,103,773.733	5,051,835.349	159,493,618.834
JNL Disciplined Growth Fund	81,225,258.696	1,185,923.819	3,243,371.718	85,654,554.233

5. Each Fund’s Shareholders of the Trust except for the JNL/Lazard Emerging Markets Fund, voting separately: To approve revisions to a fundamental policy regarding borrowing restrictions.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/American Funds® Blue Chip Income and Growth Fund	154,581,435.432	2,746,287.034	3,196,339.043	160,524,061.510
JNL/American Funds Growth-Income Fund	230,377,515.908	4,608,678.949	5,655,965.947	240,642,160.804
JNL Institutional Alt 20 Fund	89,111,865.213	1,753,387.042	4,805,108.235	95,670,360.490
JNL Institutional Alt 35 Fund	108,180,281.193	3,348,155.055	3,822,243.148	115,350,679.396
JNL Institutional Alt 50 Fund	147,880,259.502	2,831,582.486	4,797,362.725	155,509,204.713
JNL Alt 65 Fund	33,929,131.151	356,552.883	763,393.418	35,049,077.452
JNL/American Funds Balanced Allocation Fund	133,667,953.443	1,861,548.327	5,054,184.234	140,583,686.004
JNL/American Funds Growth Allocation Fund	104,366,118.397	1,776,874.367	2,775,676.348	108,918,669.112
JNL/Franklin Templeton Founding Strategy Fund	108,608,154.279	1,388,522.789	3,155,929.501	113,152,606.569
JNL/Mellon Capital 10 x 10 Fund	35,975,504.128	1,062,377.997	744,651.106	37,782,533.231
JNL/Mellon Capital Index 5 Fund	65,545,055.901	1,638,522.613	1,930,995.956	69,114,574.470
JNL/MMRS Conservative Fund	32,428,150.664	927,442.385	1,473,902.462	34,829,495.511
JNL/MMRS Growth Fund	4,090,437.252	183,219.514	33,115.268	4,306,772.034
JNL/MMRS Moderate Fund	15,038,026.159	881,473.367	1,388,474.680	17,307,974.207
JNL/S&P 4 Fund	381,551,326.142	6,894,464.207	10,025,579.590	398,471,369.939
JNL/S&P Managed Conservative Fund	113,512,080.554	3,009,159.710	3,537,542.286	120,058,782.550
JNL/S&P Managed Moderate Fund	213,114,786.420	5,632,137.406	9,672,258.997	228,419,182.823
JNL/S&P Managed Moderate Growth Fund	361,028,966.400	10,654,691.764	13,967,914.567	385,651,572.732
JNL/S&P Managed Growth Fund	293,394,343.927	10,827,175.157	12,311,033.322	316,532,552.406
JNL/S&P Managed Aggressive Growth Fund	96,115,224.872	2,786,206.660	2,908,537.257	101,809,968.790
JNL Disciplined Moderate Fund	111,612,047.293	2,240,523.371	2,518,559.682	116,371,130.346
JNL Disciplined Moderate Growth Fund	151,144,185.008	2,584,062.260	5,765,371.566	159,493,618.834
JNL Disciplined Growth Fund	80,917,264.910	1,683,481.545	3,053,807.778	85,654,554.233
JNL/American Funds Balanced Fund (formerly JNL/Capital Guardian Global Balanced Fund)	43,039,767.605	461,758.769	911,047.644	44,412,574.018
JNL/American Funds Global Bond Fund	44,909,981.186	426,939.090	848,317.355	46,185,237.631
JNL/American Funds Global Small Capitalization Fund	37,490,405.461	609,813.855	578,298.377	38,678,517.693
JNL/American Funds International Fund	98,653,670.805	1,242,925.746	1,360,366.811	101,256,963.362
JNL/American Funds New World Fund	90,083,207.264	1,322,351.756	1,052,888.598	92,458,447.618

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JNL/DFA Growth Allocation Fund	287,024.395	0.000	0.000	287,024.395
5. Each Fund’s Shareholders of the Trust except for the JNL/Lazard Emerging Markets Fund, voting separately: To approve revisions to a fundamental policy regarding borrowing restrictions.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/DFA Moderate Allocation Fund	173,217.836	0.000	0.000	173,217.836

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JNL Series Trust

(the “Trust”)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and, when applicable, each Fund’s Sub-Adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on June 1–2, 2017, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the following ten new Funds to the Advisory Agreement (each a “New Fund” and collectively, the “New Funds”):

Vanguard Master Feeder Funds (collectively, the “Vanguard Feeder Funds”)

1. JNL/Vanguard Capital Growth Fund;

2. JNL/Vanguard Equity Income Fund;

3. JNL/Vanguard International Fund;

4. JNL/Vanguard Small Company Growth Fund;

Index Funds-of-Funds (collectively, the “Vanguard Funds-of-Funds”)

5. JNL/Vanguard U.S. Stock Market Index Fund;

6. JNL/Vanguard International Stock Market Index Fund;

7. JNL/Vanguard Global Bond Market Index Fund;

Funds-of-Funds (collectively, the “Vanguard ETF Funds-of-Funds”)

8.  JNL/Vanguard Moderate Allocation Fund;

9. JNL/Vanguard Moderate Growth Allocation Fund; and

10. JNL/Vanguard Growth Allocation Fund.

The Board, including the Independent Trustees, also considered an amendment to the existing Sub-Advisory Agreement with Mellon Capital Management Corporation to sub-advise the Vanguard ETF Funds-of-Funds.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  With respect to its approval of the Sub-Advisory Agreement, the Board noted that the approval of the Sub-Advisory Agreement was with a Sub-Adviser that already provides services to an existing Fund in the Trust. Thus, the Board also considered relevant information provided at previous Board meetings for the Sub-Adviser. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of each Fund; (3) cost of services of each Fund; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows; and (6) other benefits that may accrue to JNAM or the Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and by the proposed Sub-Adviser.

For each New Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the Trust’s “Manager of Managers” exemption (except for the Vanguard Feeder Funds and Vanguard Funds-of-Funds which do not have Sub-Advisers), as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Sub-Adviser.

The Board also considered the investment sub-advisory services to be provided by the Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, in connection with its approval of the Sub-Advisory Agreement.

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The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Adviser’s or Sub-Adviser’s portfolio managers, as applicable, who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund, as applicable, that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

Vanguard Feeder Funds

For the Vanguard Feeder Funds (JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, and JNL/Vanguard Small Company Growth Fund), the Board considered that each of the Vanguard Feeder Funds is structured as a “feeder fund” that will invest virtually all of its assets in a “master fund” offered by the Vanguard Variable Insurance Trust (each a “Master Fund”). The Board considered the performance of each Fund’s Master Fund as compared to the Master Fund’s benchmark and peer group average.

Further detail considered by the Board regarding the investment performance of each Fund is set forth below:

JNL/Vanguard Capital Growth Fund, JNL/Vanguard International Fund and JNL/Vanguard Small Company Growth Fund. The Board considered that each Fund’s Master Fund outperformed its peer group and benchmark for the one-, three-, five- and ten-year periods ended February 28, 2017.  The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

JNL/Vanguard Equity Income Fund.  The Board considered that the Fund’s Master Fund outperformed its peer group for the three-, five- and ten-year periods, though it underperformed for the one-year period ended February 28, 2017. The Board also considered that the Master Fund outperformed its benchmark for the ten-year period, though it underperformed for the one-, three- and five-year periods ended February 28, 2017.  The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Vanguard Funds-of-Funds

JNL/Vanguard U.S. Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard Global Bond Market Index Fund. The Board took into account that the Funds had not commenced operations and that there was no Fund performance data to review. The Board noted that each of the Funds is structured as a fund-of-funds managed by JNAM that will invest in underlying Vanguard mutual funds. The Board reviewed the performance of each Fund’s benchmark. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

Vanguard ETF Funds-of-Funds

JNL/Vanguard Moderate Allocation Fund, JNL/Vanguard Moderate Growth Allocation Fund and JNL/Vanguard Growth Allocation Fund. The Board took into account that the Funds had not commenced operations and that there was no Fund performance data to review. The Board considered that each Fund will invest in a combination of Vanguard ETFs. For each Fund, the Board considered the composite performance of the underlying funds based on the Fund’s proposed asset allocation. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

Costs of Services

  The Board reviewed the fees to be paid to JNAM and the Sub-Adviser when applicable.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each New Fund’s net advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered, when applicable, each Fund’s sub-advisory fee(s) and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee(s) would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

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 The Board also considered that JNAM has proposed contractual advisory fee waivers for the Vanguard Feeder Funds, Vanguard Funds-of-Funds and Vanguard ETF Funds-of-Funds. The Board further considered that JNAM has proposed contractual administrative fee waivers for Class I shares of the Vanguard ETF Funds-of-Funds.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund and JNL/Vanguard Small Company Growth Fund.  The Board considered that each Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than the respective peer group averages. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the above.

JNL/Vanguard U.S. Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard Global Bond Market Index Fund. The Board considered that each Fund’s advisory fee and total expense ratio (excluding underlying fund expenses) are lower than the respective peer group averages. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the above.

JNL/Vanguard Moderate Allocation Fund, JNL/Vanguard Moderate Growth Allocation Fund and JNL/Vanguard Growth Allocation Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio (excluding underlying fund expenses) are below the respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the above.

  Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Adviser, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.

The Board considered that the Sub-Adviser has agreed to breakpoints in the sub-advisory fee rate. The Board also considered JNAM’s assertion that each proposed sub-advisory fee is competitive.

The Board concluded that the fees in some measure share economies of scale with shareholders.

 Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that the Sub-Adviser may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Funds that the Sub-Adviser manages.  In addition, certain affiliates of the Sub-Adviser may participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Funds, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

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Supplement Dated June 12, 2017

To The Prospectus Dated April 24, 2017

JNL Series Trust

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL Institutional Alt 35 Fund

On June 1-2, 2017, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the proposed reorganization of the JNL Institutional Alt 35 Fund (the “Alt 35 Fund” or the “Acquired Fund”) into the JNL Institutional Alt 20 Fund (the “Alt 20 Fund” or the “Acquiring Fund”) (the “Reorganization”), each a series of the Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Alt 35 Fund, shareholders are not being asked to vote on the Reorganization. It is expected that the Reorganization will be effective as of the close of business on or about September 22, 2017 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Alt 35 Fund’s assets and liabilities will be transferred to the Alt 20 Fund in return for shares of the Alt 20 Fund having an aggregate net asset value equal to the Alt 35 Fund’s net assets as of the valuation date. These Alt 20 Fund shares will be distributed pro rata to shareholders of the Alt 35 Fund in exchange for their fund shares. Current Alt 35 Fund shareholders will thus become shareholders of the Alt 20 Fund and receive shares of Alt 20 Fund with a total net asset value equal to that of their shares of the Alt 35 Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The investment objectives of the Alt 35 Fund and the Alt 20 Fund are identical. The Funds employ similar principal investment strategies in seeking to achieve those objectives. The Funds also have similar risk profiles. A full description of the Alt 20 Fund and the terms of the proposed Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Alt 35 Fund on or about September 13, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Alt 20 Fund, nor is it a solicitation of any proxy. For more information regarding Alt 20 Fund or to receive a free copy of a information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL Alt 65 Fund

On June 1-2, 2017, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the proposed reorganization of the JNL Alt 65 Fund (the “Alt 65 Fund” or the “Acquired Fund”) into the JNL Institutional Alt 50 Fund (the “Alt 50 Fund” or the “Acquiring Fund”) (the “Reorganization”), each a series of the Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Alt 65 Fund, shareholders are not being asked to vote on the Reorganization. It is expected that the Reorganization will be effective as of the close of business on or about September 22, 2017 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Alt 65 Fund’s assets and liabilities will be transferred to the Alt 50 Fund in return for shares of the Alt 50 Fund having an aggregate net asset value equal to the Alt 65 Fund’s net assets as of the valuation date. These Alt 50 Fund shares will be distributed pro rata to shareholders of the Alt 65 Fund in exchange for their fund shares. Current Alt 65 Fund shareholders will thus become shareholders of the Alt 50 Fund and receive shares of Alt 50 Fund with a total net asset value equal to that of their shares of the Alt 65 Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The investment objectives of the Alt 65 Fund and the Alt 50 Fund are identical. The Funds employ similar principal investment strategies in seeking to achieve those objectives. The Funds also have similar risk profiles. A full description of the Alt 50 Fund and the terms of the proposed Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Alt 65 Fund on or about September 13, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Alt 50 Fund, nor is it a solicitation of any proxy. For more information regarding Alt 50 Fund or to receive a free copy of a information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Red Rocks Listed Private Equity Fund

On June 1-2, 2017, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the proposed reorganization of the JNL/Red Rocks Listed Private Equity Fund (the “Red Rocks Fund” or the “Acquired Fund”) into the JNL/Harris Oakmark Global Equity Fund (the “Harris Fund” or the “Acquiring Fund”) (the “Reorganization”), each a series of the Trust.

The Reorganization is subject to approval by the shareholders of the Red Rocks Fund at a shareholders’ meeting expected to be held on August 23, 2017. If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Agreement and Plan of Reorganization, the Red Rocks Fund’s assets and liabilities would be transferred to the Harris Fund in return for shares of the Harris Fund having an aggregate net asset value equal to the Red Rocks Fund’s net assets as of the valuation date. These Harris Fund shares would be distributed pro rata to shareholders of the Red Rocks Fund in exchange for their fund shares. Current Red Rocks Fund shareholders would thus become shareholders of the Harris Fund and receive shares of Harris Fund with a total net asset value equal to that of their shares of the Red Rocks Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The Acquired Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Acquired Fund shareholders. In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gains or losses on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gains or losses on the exchange of their shares for Acquiring Fund shares.

The investment objectives and principal investment strategies of the Red Rocks Fund about the Harris Fund are different. The Funds have some overlap in their risk profiles. A full description of the Harris Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Red Rocks Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Harris Fund, nor is it a solicitation of any proxy. For more information regarding Harris Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser Addition for the JNL Multi-Manager Small Cap Value Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved an amendment to the Investment Sub-Advisory Agreement (the “Amendment”) between Jackson National Asset Management, LLC, the investment adviser to the Trust, and PPM America, Inc. (“PPM”), appointing PPM as a sub-adviser for a new strategy, or “sleeve,” (the “PPM Strategy”) of the JNL Multi-Manager Small Cap Value Fund (the “Fund”). The Amendment appointing PPM as sub-adviser for the PPM Strategy is subject to approval by the shareholders of the Fund at a shareholders’ meeting expected to be held on August 23, 2017. If approved, the Amendment will be effective and PPM will begin providing the day-to-day management for the PPM Strategy on or about September 25, 2017. No assurance can be given that the Amendment appointing PPM as sub-adviser for the PPM Strategy will be approved. There will be no changes to the other sub-advisers who manage additional strategies of the Fund as a result of the Amendment appointing PPM as a sub-adviser for the PPM Strategy of the Fund. Contract owners will be sent a proxy statement containing additional information regarding the Amendment appointing PPM as a sub-adviser for the PPM Strategy of the Fund on or about July 24, 2017.

Sub-Adviser and Name Change for JNL/BlackRock Natural Resources Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved a change of sub-adviser for JNL/BlackRock Natural Resources Fund (the “Fund”) and a change in the Fund’s name. Contract owners will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund. Effective September 25, 2017, the Fund will be sub-advised by BlackRock International Ltd. and the name of the Fund will change to JNL/BlackRock Global Natural Resources Fund. The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser and Name Change for JNL/PIMCO Total Return Bond Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved a change of sub-adviser for JNL/PIMCO Total Return Bond Fund (the “Fund”) and a change in the Fund’s name. Contract owners will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund. Effective September 25, 2017, the Fund will be sub-advised by DoubleLine Capital LP and the name of the Fund will change to the JNL/DoubleLine® Core Fixed Income Fund. The changes in sub-adviser and Fund name are not subject to shareholder approval.

Investment Strategy and Name Change for JNL Institutional Alt 20 Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved a change in investment strategy for the JNL Institutional Alt 20 Fund (the “Fund”) and a change in the Fund’s name. The name of the Fund will change to JNL Institutional Alt 25 Fund. The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

Fund Name Changes Effective September 25, 2017

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust (the “Trust”) approved name changes for the following Funds of the Trust (the “Name Changes”):

Current Fund Names	New Fund Names Effective September 25, 2017
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund

The Name Changes are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

This Supplement is dated June 12, 2017.

(To be used with JMV9476 04/17, JMV8798 04/17, VC4224 04/17, JMV9476ML 04/17, JMV5763ML 04/17, JMV9476WF 04/17, JMV5763WF 04/17, JMV16966 04/17, JMV7698 04/17, VC5869 04/17, JMV7697 04/17, VC5890 04/17, VC5890ML 04/17, VC5995 04/17, JMV5765 04/17, JMV2731 04/17, JMV17183 04/17, JMV17183NY 04/17, JMV8037 04/17, JMV8037BE 04/17, JMV8037NY 04/17, JMV8037BENY 04/17, JMV17955 04/17, JMV17955NY 04/17, FVC4224FT 04/17, VC5526 04/17, VC3656 04/17, VC3657 04/17, VC3723 04/17, NV6016GW 04/17, NV5825GW 04/17, VC6016GW 04/17, VC5825GW 04/17, VC5885GW 04/17, VC5884GW 04/17, JMV7698NY 04/17, NV5869 04/17, JMV7697NY 04/17, NV5890 04/17, JMV9476NY 04/17, NV4224 04/17, JMV9476WFNY 04/17, NV4224WF 04/17, JMV16966NY 04/17, NMV2731 04/17, NV5526 04/17, NV3174GW 04/17, NV3174CEGW 04/17, and NV3784 04/17.)

CMX18971 06/17

Supplement Dated June 30, 2017

To The Prospectus Dated April 24, 2017

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective June 30, 2017, for the JNL/Red Rocks Listed Private Equity Fund, all references to Adam Goldman and Mark Sunderhuse are deleted.

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/American Funds Balanced Allocation Fund, the “Annual Fund Operating Expenses” table and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.42%
Total Annual Fund Operating Expenses	1.07%

1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/American Funds Growth Allocation Fund, the “Annual Fund Operating Expenses” table and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.44%
Total Annual Fund Operating Expenses	1.09%

1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/BlackRock Natural Resources Fund under “Portfolio Management,” the Portfolio Managers table is deleted in its entirety and replaced with the following:

Name:	Joined Fund Management Team In:	Title:
Robert M. Shearer, CFA	2010	Managing Director of BlackRock, Inc.
Antonio (Tony) DeSpirito	July 2017	Managing Director of BlackRock, Inc.

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/DFA Growth Allocation Fund, the “Annual Fund Operating Expenses” table and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.29%
Total Annual Fund Operating Expenses	0.94%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.89%

1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$91	$295

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/DFA Moderate Allocation Fund the “Annual Fund Operating Expenses” table and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.26%
Total Annual Fund Operating Expenses	0.91%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.86%

1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$88	$285

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/WMC Government Money Market Fund, the “Annual Fund Operating Expenses” tables and the following paragraph and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.56%
Plus Recapture[2]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.76%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.36%

1 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

2 Represents amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$78	$200	$333	$721

Class B
1 year	3 years	5 years	10 years
$37	$116	$202	$456

This Supplement is dated June 30, 2017

JNL Series Trust	PRSRT STD
U.S. POSTAGE
One Corporate Way	PAID
Lansing, MI 48951	JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

VADV6414 06/17

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ending June 30, 2017

•	JNL® Series Trust

•	Sub-Advised Funds

•	JNL Veriable Fund LLC

This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisory, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Elite Access AdvisorySM, Elite Access Advisory (New York), Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Advisory (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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VADV6413 06/17

JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC (Unaudited)

June 30, 2017

President’s Letter

Dear Investor,

Enclosed is the semiannual report for the JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC for the six months ended June 30, 2017.

U.S. equity markets surged out of the gate in 2017 thanks in part to positive corporate earnings growth as well as a continuation of the fourth quarter 2016 “Trump Bump” post-election rally. The euphoria subsided beginning in March, however, as Congress experienced difficulties in getting health care reform passed, questions have been raised about the prospects for other expected government actions, particularly tax reform. Somewhat surprisingly, international stocks soared even higher, and continued their rally into the second quarter of the year as concerns about a populist political revolt against the European Union didn’t pan out while economic data improved in a number of developed markets, including Japan.

In the U.S., the second quarter was relatively quiet as both equities and bonds marched steadily higher. The persistent theme during the period was the lack of volatility, with the so-called “fear index”—the Chicago Board Options Exchange Volatility Index—reaching, and mostly staying, near all-time lows. The lack of volatility was largely unanticipated in the face of perceived U.S. government gridlock stalling hoped for growth initiatives and the U.S. Federal Reserve (“Fed”) raising interest rates for the third time in seven months in June. The one notable area of weakness was in energy, where oil prices finished the quarter off more than 20% from its early 2017 highs.

Against this backdrop, the S&P 500 Index gained 9.34% during the six-month period, with large-cap stocks modestly beating mid-caps and small-cap stocks noticeably lagging after a strong fourth quarter 2016 rally. In general, growth equities outpaced value-oriented stocks (as measured by the Russell series of indexes) by a significant margin, ranging from roughly 600 basis points (“bps”) in mid-caps to nearly 1000 bps for small- and large-caps. On a sector level, information technology stocks led the way, mainly powered by the so-called FANG stocks—Facebook, Apple, Netflix, and Google (now trading under parent company Alphabet)—which have quickly come to dominate the space. Information technology was closely followed by health care, which surged higher despite the uncertainty surrounding health care reform in Washington. Telecommunications and energy both delivered double-digit negative returns during the period, as the only sectors to post losses. Oil prices declined on increasing supply and decreasing demand, hitting energy-related companies hard.

The MSCI EAFE (“Europe, Australasia & Far East”) Index, representing developed market international equites, gained 13.81% during the period. Fears of populist uprisings against globalization and the Euro fizzled out after elections in Germany and France largely backed mainstream Euro-centric candidates, while growth and employment data continued to positively surprise. Emerging markets equities did even better as the MSCI Emerging Markets Index surged 18.43% despite political turmoil in Brazil and a drop in oil revenues in Russia and elsewhere. Renewed strength overseas was reflected in the sluggish U.S. Dollar, which has softened since hitting a 13-year high at the end of 2016.

The bond market remained strong, especially considering the expectation and realization of another two Fed interest rate hikes during the first six months of the year. Similar to equities, global bonds led the way with the Bloomberg Barclays Global Aggregate Bond Index up 4.41% compared with a gain of 2.27% for the Bloomberg Barclays U.S. Aggregate Bond Index. Corporate credit and high-yield bonds continued to perform well given their higher yields and lesser sensitivity to short-term rate hikes, though tighter spreads relative to government bonds make them less attractive from a valuation standpoint. Treasury Inflation-Protected Securities lost ground during the second quarter on tepid inflation data, though eked out modest gains for the year-to-date period through June 30.

Liquid alternative investments trailed both equities and bonds overall, with the Wilshire Liquid Alternative Index gaining a relatively modest 2.09% during the first six months of the year. The hedged equity component of the index came out on top despite a lackluster second quarter as active security selection seemed to suffer from the market’s lack of volatility. The global macro segment suffered as managed futures strategies continued to struggle amid a market lacking consistent underlying trends.

Looking ahead to the remainder of 2017, some market commentators have taken to calling the recent period of low unemployment and low inflation a Goldilocks economy. Positive economic data combined with improved company earnings reports, likely aided by a weakened U.S. Dollar, have propelled markets to new highs even as the government struggles to enact reforms to help stimulate more robust growth. This, however, has made it difficult to find attractive areas in which to invest as, after eight-plus years of loose monetary policy cheap capital has found its way to virtually every corner of the marketplace—bidding up prices and limiting potential buying opportunities—and record measures of low volatility may just be the calm before an impending storm. Although company earnings remain healthy, and we are inclined to be cautiously optimistic in the near-term, extended periods of cheap capital chasing assets have not ended well historically. Thus, we would caution investors to prepare for a variety of scenarios by building fully diversified portfolios to help dampen the impact of potential shocks to the market while still benefitting from the long-term appreciation of securities markets.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2017

JNL/AB Dynamic Asset Allocation Fund

Composition as of June 30, 2017:
Investment Companies(††)	82.6%
Short Term Investments	17.4
Total Investments	100.0%

(††)In general, the Fund uses derivatives as direct substitues for investments in ETFs, developed market indices, currencies, corporate and government bonds, emerging market equitites and commodities. Please refer to the Schedule of Investments for the Fund's derivatives instruments.

JNL/AQR Large Cap Relaxed Constraint Equity Fund

Composition as of June 30, 2017:
Long Investments
Information Technology	23.1%
Financials	14.8
Health Care	14.0
Industrials	13.4
Consumer Discretionary	10.7
Utilities	5.8
Materials	4.6
Consumer Staples	4.4
Energy	3.8
Real Estate	2.4
Telecommunication Services	0.9
Short Term Investments	2.1
Total Long Investments(†)	100.0%
Short Investments
Health Care	27.5%
Information Technology	17.8
Energy	14.6
Industrials	11.0
Materials	10.5
Financials	7.1
Consumer Discretionary	4.4
Consumer Staples	3.8
Utilities	3.0
Telecommunication Services	0.3
Total Short Investments(†)	100.0%

.

(†)Total Long Investments represent 130.6% of net assets and Total Short Investments represent (29.8%) of net assets.

JNL/AQR Managed Futures Strategy Fund

Composition as of June 30, 2017:
Short Term Investments(††)	100.0%
Total Investments	100.0%

(††)In general, the Fund uses derivatives as direct substitutes for investment in commodities, developed market stock indices, government bonds and currencies. Please refer to the Schedule of Investments for the the Fund's derivative investments.

JNL/BlackRock Global Allocation Fund

Composition as of June 30, 2017:
Government Securities	24.2%
Financials	10.1
Consumer Discretionary	8.9
Information Technology	8.3
Health Care	7.0
Industrials	6.6
Energy	4.6
Investment Companies	3.7
Materials	3.6
Telecommunication Services	3.3
Consumer Staples	2.8
Utilities	2.4
Real Estate	1.4
Non-U.S. Government Agency ABS	0.1
Warrants	0.0
Short Term Investments	13.0
Net Long (Short) Investments	100.0%

JNL/BlackRock Large Cap Select Growth Fund

Composition as of June 30, 2017:
Information Technology	40.8%
Consumer Discretionary	20.1
Health Care	16.3
Financials	7.1
Industrials	6.0
Consumer Staples	3.4
Materials	2.3
Real Estate	2.1
Energy	0.8
Telecommunication Services	0.4
Short Term Investments	0.7
Total Investments	100.0%

JNL/BlackRock Natural Resources Fund

Composition as of June 30, 2017:
Energy	85.1%
Materials	10.3
Consumer Discretionary	0.6
Short Term Investments	4.0
Total Investments	100.0%

JNL/Boston Partners Global Long Short Equity Fund

Composition as of June 30, 2017:
Long Investments
Information Technology	19.5%
Financials	17.0
Industrials	14.9
Health Care	12.6
Consumer Discretionary	10.1
Materials	8.1
Consumer Staples	6.9
Energy	5.9
Telecommunication Services	3.0
Short Term Investments	2.0
Total Long Investments(†)	100.0%
Short Investments
Industrials	20.1%
Consumer Discretionary	19.9
Information Technology	14.9
Financials	10.5
Health Care	9.3
Materials	8.6
Consumer Staples	8.0
Energy	7.6
Real Estate	1.1
Total Short Investments(†)	100.0%

.

(†)Total Long Investments represent 100.7% of net assets and Total Short Investments represent (43.2%) of net assets.

JNL/Brookfield Global Infrastructure and MLP Fund

Composition as of June 30, 2017:
Energy	38.8%
Utilities	32.4
Industrials	18.3
Real Estate	10.4
Short Term Investments	0.1
Total Investments	100.0%

JNL/Causeway International Value Select Fund

Composition as of June 30, 2017:
Industrials	17.1%
Financials	16.5
Consumer Discretionary	10.7
Telecommunication Services	10.5
Energy	9.3
Health Care	8.9
Information Technology	8.2
Materials	7.5
Consumer Staples	4.2
Utilities	3.8
Real Estate	0.9
Short Term Investments	2.4
Total Investments	100.0%

JNL/Crescent High Income Fund

Composition as of June 30, 2017:
Consumer Discretionary	23.5%
Materials	11.4
Financials	9.8
Energy	9.3
Telecommunication Services	8.3
Information Technology	7.4
Health Care	7.4
Industrials	5.8
Consumer Staples	4.8
Real Estate	2.8
Utilities	1.5
Government Securities	-
Warrants	-
Short Term Investments	8.0
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

Composition as of June 30, 2017:
Information Technology	20.4%
Consumer Discretionary	16.1
Financials	14.7
Industrials	13.5
Health Care	12.2
Consumer Staples	7.8
Materials	4.4
Energy	3.9
Utilities	3.0
Telecommunication Services	2.3
Real Estate	0.3
Rights	-
Short Term Investments	1.4
Total Investments	100.0%

JNL/DoubleLine Emerging Markets Fixed Income Fund

Composition as of June 30, 2017:
Government Securities	31.3%
Financials	23.3
Energy	13.9
Consumer Discretionary	7.1
Telecommunication Services	4.6
Consumer Staples	4.1
Utilities	3.6
Materials	2.6
Industrials	0.5
Short Term Investments	9.0
Total Investments	100.0%

JNL/DoubleLine Shiller Enhanced CAPE Fund

Composition as of June 30, 2017:
Non-U.S. Government Agency ABS	43.7%
Government Securities	18.9
Financials	7.5
U.S. Government Agency MBS	3.3
Health Care	2.7
Consumer Discretionary	2.4

See accompanying Notes to the Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2017

Energy	1.9
Information Technology	1.7
Telecommunication Services	1.2
Consumer Staples	1.2
Materials	1.1
Industrials	1.1
Utilities	0.5
Real Estate	0.3
Short Term Investments	12.5
Total Investments	100.0%

JNL/FPA + DoubleLine Flexible Allocation Fund

Composition as of June 30, 2017:
Financials	23.0%
Information Technology	13.6
Non-U.S. Government Agency ABS	13.5
U.S. Government Agency MBS	10.8
Industrials	9.8
Consumer Discretionary	8.3
Government Securities	7.4
Health Care	4.6
Energy	2.2
Materials	1.8
Consumer Staples	1.4
Investment Companies	0.9
Telecommunication Services	0.7
Utilities	0.3
Real Estate	0.2
Short Term Investments	1.3
Net Long (Short) Investments	100.0%

JNL/Franklin Templeton Global Fund

Composition as of June 30, 2017:
Financials	22.5%
Health Care	16.8
Information Technology	14.5
Energy	10.6
Consumer Discretionary	9.9
Telecommunication Services	6.0
Industrials	5.1
Materials	4.4
Consumer Staples	2.4
Utilities	1.2
Short Term Investments	6.6
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund

Composition as of June 30, 2017:
Government Securities	74.3%
Materials	0.7
Financials	0.2
Industrials	-
Warrants	-
Short Term Investments	24.8
Total Investments	100.0%

JNL/Franklin Templeton Income Fund

Composition as of June 30, 2017:
Health Care	13.8%
Energy	13.0
Financials	12.7
Utilities	9.5
Information Technology	7.9
Industrials	7.6
Consumer Discretionary	7.4
Materials	6.5
Telecommunication Services	5.1
Consumer Staples	4.1
Real Estate	0.2
Other Equity Interests	-
Short Term Investments	12.2
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Growth Fund

Composition as of June 30, 2017:
Industrials	25.4%
Consumer Discretionary	15.3
Financials	14.8
Consumer Staples	9.2
Real Estate	8.2
Information Technology	6.3
Materials	3.0
Energy	2.7
Health Care	2.4
Investment Companies	0.7
Short Term Investments	12.0
Total Investments	100.0%

JNL/Franklin Templeton Mutual Shares Fund

Composition as of June 30, 2017:
Financials	20.7%
Health Care	14.6
Information Technology	12.6
Consumer Discretionary	11.5
Consumer Staples	10.4
Energy	9.1
Industrials	5.2
Materials	5.0
Telecommunication Services	2.6
Real Estate	1.1
Utilities	0.4
Government Securities	0.2
Other Equity Interests	-
Short Term Investments	6.6
Total Investments	100.0%

JNL/Goldman Sachs Core Plus Bond Fund

Composition as of June 30, 2017:
U.S. Government Agency MBS	27.0%
Government Securities	24.9
Non-U.S. Government Agency ABS	15.5
Financials	9.0
Telecommunication Services	3.0
Energy	2.9
Health Care	2.7
Information Technology	2.3
Consumer Discretionary	1.8
Consumer Staples	1.8
Real Estate	1.2
Materials	0.8
Industrials	0.7
Credit Linked Structured Notes	0.6
Utilities	0.4
Other Equity Interests	-
Short Term Investments	5.4
Net Long (Short) Investments	100.0%

JNL/Goldman Sachs Emerging Markets Debt Fund

Composition as of June 30, 2017:
Government Securities	63.5%
Credit Linked Structured Notes	9.0
Financials	8.5
Energy	4.9
Consumer Staples	2.4
Materials	2.2
Telecommunication Services	2.2
Consumer Discretionary	1.9
Utilities	1.5
Industrials	1.5
Information Technology	0.2
Health Care	0.2
Real Estate	0.1
Non-U.S. Government Agency ABS	-
Short Term Investments	1.9
Total Investments	100.0%

JNL/Harris Oakmark Global Equity Fund

Composition as of June 30, 2017:
Financials	35.8%
Consumer Discretionary	21.2
Industrials	13.6
Information Technology	9.2
Materials	7.7
Health Care	4.9
Consumer Staples	4.8
Short Term Investments	2.8
Total Investments	100.0%

JNL/Invesco China-India Fund

Composition as of June 30, 2017:
Information Technology	22.6%
Financials	17.7
Consumer Discretionary	15.6
Consumer Staples	11.0
Industrials	7.5
Materials	6.9
Telecommunication Services	4.7
Health Care	4.5
Energy	3.2
Utilities	2.1
Short Term Investments	4.2
Total Investments	100.0%

JNL/Invesco Global Real Estate Fund

Composition as of June 30, 2017:
Real Estate	94.5%
Financials	3.6
Health Care	0.3
Short Term Investments	1.6
Total Investments	100.0%

JNL/Invesco International Growth Fund

Composition as of June 30, 2017:
Financials	21.0%
Information Technology	17.8
Consumer Discretionary	16.8
Consumer Staples	12.9
Industrials	8.3
Health Care	7.0
Energy	3.6
Materials	2.2
Short Term Investments	10.4
Total Investments	100.0%

JNL/Invesco Mid Cap Value Fund

Composition as of June 30, 2017:
Financials	25.2%
Industrials	14.7
Information Technology	14.4
Consumer Discretionary	9.8
Health Care	7.6
Real Estate	6.5
Energy	6.3
Materials	5.3
Utilities	4.0
Consumer Staples	2.3
Short Term Investments	3.9
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

Composition as of June 30, 2017:
Information Technology	27.0%
Health Care	21.8
Industrials	14.9

See accompanying Notes to the Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2017

Consumer Discretionary	10.4
Financials	8.5
Materials	4.0
Energy	3.4
Real Estate	1.8
Consumer Staples	1.6
Short Term Investments	6.6
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund

Composition as of June 30, 2017:
Information Technology	27.2%
Industrials	19.4
Consumer Discretionary	17.8
Health Care	13.4
Financials	9.3
Materials	2.5
Energy	2.1
Real Estate	1.3
Consumer Staples	1.1
Short Term Investments	5.9
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

Composition as of June 30, 2017:
U.S. Government Agency MBS	53.5%
Government Securities	31.7
Non-U.S. Government Agency ABS	4.5
Financials	2.2
Energy	1.1
Health Care	0.4
Industrials	0.4
Consumer Staples	0.4
Consumer Discretionary	0.3
Utilities	0.3
Real Estate	0.3
Information Technology	0.1
Telecommunication Services	0.1
Short Term Investments	4.7
Total Investments	100.0%

JNL/Lazard Emerging Markets Fund

Composition as of June 30, 2017:
Financials	27.9%
Information Technology	25.4
Telecommunication Services	11.3
Consumer Discretionary	8.4
Energy	7.8
Consumer Staples	6.3
Industrials	5.8
Materials	2.2
Health Care	0.7
Utilities	0.6
Short Term Investments	3.6
Total Investments	100.0%

JNL/Mellon Capital Emerging Markets Index Fund

Composition as of June 30, 2017:
Information Technology	26.3%
Financials	23.3
Consumer Discretionary	10.4
Energy	6.7
Consumer Staples	6.7
Materials	6.7
Industrials	5.7
Telecommunication Services	5.3
Utilities	2.6
Real Estate	2.5
Health Care	2.3
Short Term Investments	1.5
Total Investments	100.0%

JNL/Mellon Capital European 30 Fund

Composition as of June 30, 2017:
Consumer Discretionary	32.1%
Industrials	16.8
Utilities	12.5
Consumer Staples	11.1
Health Care	9.8
Telecommunication Services	6.3
Financials	3.1
Energy	2.5
Short Term Investments	5.8
Total Investments	100.0%

JNL/Mellon Capital Pacific Rim 30 Fund

Composition as of June 30, 2017:
Consumer Discretionary	16.7%
Telecommunication Services	14.9
Industrials	14.2
Consumer Staples	12.4
Real Estate	9.8
Financials	9.4
Materials	9.3
Information Technology	3.9
Utilities	3.2
Energy	2.9
Investment Companies	1.9
Short Term Investments	1.4
Total Investments	100.0%

JNL/Mellon Capital S&P 500 Index Fund

Composition as of June 30, 2017:
Information Technology	21.2%
Financials	14.1
Health Care	13.8
Consumer Discretionary	11.7
Industrials	9.8
Consumer Staples	8.6
Energy	5.8
Utilities	3.0
Materials	2.7
Real Estate	2.6
Telecommunication Services	2.0
Short Term Investments	4.7
Total Investments	100.0%

JNL/Mellon Capital S&P 400 MidCap Index Fund

Composition as of June 30, 2017:
Information Technology	16.9%
Financials	15.6
Industrials	14.3
Consumer Discretionary	11.1
Real Estate	9.3
Health Care	8.7
Materials	7.2
Utilities	5.2
Consumer Staples	3.5
Energy	2.8
Telecommunication Services	0.2
Short Term Investments	5.2
Total Investments	100.0%

JNL/Mellon Capital Small Cap Index Fund

Composition as of June 30, 2017:
Industrials	17.8%
Financials	15.3
Consumer Discretionary	14.8
Information Technology	13.5
Health Care	11.9
Real Estate	6.4
Materials	4.9
Consumer Staples	2.8
Energy	2.7
Utilities	2.6
Telecommunication Services	0.9
Short Term Investments	6.4
Total Investments	100.0%

JNL/Mellon Capital International Index Fund

Composition as of June 30, 2017:
Financials	21.2%
Industrials	13.8
Consumer Discretionary	12.2
Consumer Staples	11.3
Health Care	10.6
Materials	7.4
Information Technology	5.9
Energy	4.5
Telecommunication Services	4.2
Utilities	3.4
Real Estate	3.4
Rights	-
Short Term Investments	2.1
Total Investments	100.0%

JNL/Mellon Capital MSCI KLD 400 Social Index Fund

Composition as of June 30, 2017:
Information Technology	26.5%
Consumer Discretionary	13.5
Health Care	12.3
Financials	10.6
Industrials	10.0
Consumer Staples	8.9
Energy	4.8
Real Estate	4.2
Materials	2.8
Telecommunication Services	2.2
Utilities	1.7
Investment Companies	0.8
Short Term Investments	1.7
Total Investments	100.0%

JNL/Mellon Capital Bond Index Fund

Composition as of June 30, 2017:
Government Securities	40.6%
U.S. Government Agency MBS	26.9
Financials	7.6
Energy	2.6
Health Care	2.6
Information Technology	2.1
Consumer Discretionary	2.0
Utilities	1.5
Non-U.S. Government Agency ABS	1.4
Consumer Staples	1.4
Industrials	1.4
Telecommunication Services	1.2
Materials	0.7
Real Estate	0.7
Short Term Investments	7.3
Net Long (Short) Investments	100.0%

JNL/Mellon Capital Utilities Sector Fund

Composition as of June 30, 2017:
Utilities	99.6%
Short Term Investments	0.4
Total Investments	100.0%

JNL/MFS Mid Cap Value Fund

Composition as of June 30, 2017:
Financials	22.7%
Industrials	15.0
Consumer Discretionary	11.2
Information Technology	9.6

See accompanying Notes to the Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2017

Utilities	7.7
Health Care	7.1
Energy	6.9
Materials	6.3
Real Estate	6.0
Consumer Staples	5.9
Short Term Investments	1.6
Total Investments	100.0%

JNL Multi-Manager Alternative Fund

Composition as of June 30, 2017:
Financials	15.6%
Consumer Discretionary	12.0
Government Securities	10.0
Information Technology	8.9
Health Care	8.8
Energy	5.8
Industrials	5.2
Materials	4.8
Consumer Staples	3.3
Telecommunication Services	3.0
Real Estate	2.1
Utilities	1.0
Non-U.S. Government Agency ABS	0.8
Investment Companies	0.3
U.S. Government Agency MBS	0.2
Rights	0.0
Warrants	0.0
Other Equity Interests	-
Short Term Investments	18.3
Net Long (Short) Investments	100.0%

JNL Multi-Manager Mid Cap Fund

Composition as of June 30, 2017:
Information Technology	17.2%
Industrials	16.0
Financials	15.4
Health Care	15.4
Consumer Discretionary	9.6
Consumer Staples	7.9
Materials	5.3
Energy	4.1
Real Estate	3.2
Utilities	2.6
Short Term Investments	3.3
Total Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund

Composition as of June 30, 2017:
Information Technology	29.4%
Health Care	21.3
Consumer Discretionary	14.7
Industrials	14.5
Financials	6.0
Materials	3.7
Consumer Staples	1.9
Real Estate	0.9
Energy	0.9
Telecommunication Services	0.3
Utilities	-
Rights	-
Short Term Investments	6.4
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund

Composition as of June 30, 2017:
Financials	25.9%
Industrials	15.9
Consumer Discretionary	13.5
Information Technology	8.6
Health Care	7.6
Real Estate	6.7
Materials	5.6
Utilities	4.7
Energy	3.8
Consumer Staples	2.8
Telecommunication Services	0.2
Short Term Investments	4.7
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund

Composition as of June 30, 2017:
Government Securities	19.8%
U.S. Government Agency MBS	19.4
Non-U.S. Government Agency ABS	16.1
Investment Companies	7.8
Financials	6.6
Consumer Discretionary	5.5
Information Technology	3.3
Energy	3.0
Health Care	2.9
Telecommunication Services	2.7
Industrials	2.2
Materials	1.6
Utilities	0.8
Consumer Staples	0.8
Real Estate	0.3
Short Term Investments	7.2
Total Investments	100.0%

JNL/Oppenheimer Emerging Markets Innovator Fund

Composition as of June 30, 2017:
Consumer Discretionary	24.8%
Information Technology	16.9
Health Care	15.9
Financials	13.3
Consumer Staples	7.7
Industrials	7.0
Materials	4.4
Real Estate	1.2
Short Term Investments	8.8
Total Investments	100.0%

JNL/Oppenheimer Global Growth Fund

Composition as of June 30, 2017:
Information Technology	25.2%
Financials	16.1
Consumer Discretionary	15.7
Health Care	14.7
Industrials	12.1
Consumer Staples	5.1
Real Estate	2.0
Telecommunication Services	1.3
Materials	0.9
Energy	0.9
Short Term Investments	6.0
Total Investments	100.0%

JNL/PIMCO Real Return Fund

Composition as of June 30, 2017:
Government Securities	83.8%
Non-U.S. Government Agency ABS	4.9
Financials	3.0
U.S. Government Agency MBS	0.5
Energy	0.4
Telecommunication Services	0.3
Real Estate	0.1
Industrials	0.1
Consumer Discretionary	-
Health Care	-
Short Term Investments	6.9
Total Investments	100.0%

JNL/PIMCO Total Return Bond Fund

Composition as of June 30, 2017:
U.S. Government Agency MBS	34.9%
Government Securities	19.1
Financials	14.6
Non-U.S. Government Agency ABS	14.1
Telecommunication Services	1.1
Utilities	0.5
Real Estate	0.5
Industrials	0.4
Health Care	0.4
Energy	0.4
Information Technology	0.2
Consumer Discretionary	0.2
Other Equity Interests	-
Short Term Investments	13.6
Total Investments	100.0%

JNL/PPM America Floating Rate Income Fund

Composition as of June 30, 2017:
Consumer Discretionary	23.7%
Industrials	12.6
Health Care	12.2
Materials	12.0
Information Technology	11.6
Financials	7.8
Telecommunication Services	5.2
Energy	3.5
Consumer Staples	2.9
Non-U.S. Government Agency ABS	2.0
Utilities	1.9
Real Estate	1.1
Short Term Investments	3.5
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund

Composition as of June 30, 2017:
Consumer Discretionary	20.8%
Energy	13.6
Health Care	9.0
Telecommunication Services	8.8
Materials	8.3
Financials	7.6
Industrials	6.3
Information Technology	3.8
Utilities	3.0
Consumer Staples	2.8
Government Securities	1.7
Real Estate	1.5
Investment Companies	1.4
Non-U.S. Government Agency ABS	0.6
Other Equity Interests	-
Short Term Investments	10.8
Total Investments	100.0%

JNL/PPM America Mid Cap Value Fund

Composition as of June 30, 2017:
Consumer Discretionary	19.8%
Financials	19.1
Industrials	12.5
Information Technology	10.8
Energy	10.1
Health Care	9.8
Materials	7.5
Utilities	4.5
Consumer Staples	2.5
Short Term Investments	3.4
Total Investments	100.0%

JNL/PPM America Small Cap Value Fund

Composition as of June 30, 2017:
Consumer Discretionary	18.4%
Industrials	17.6

See accompanying Notes to the Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2017

Financials	14.4
Information Technology	12.5
Health Care	11.1
Energy	8.1
Materials	4.6
Consumer Staples	3.4
Utilities	2.3
Real Estate	0.9
Short Term Investments	6.7
Total Investments	100.0%

JNL/PPM America Total Return Fund

Composition as of June 30, 2017:
U.S. Government Agency MBS	19.4%
Government Securities	17.0
Financials	16.4
Non-U.S. Government Agency ABS	14.4
Consumer Discretionary	4.6
Energy	4.4
Health Care	3.8
Industrials	3.7
Materials	3.3
Utilities	3.2
Consumer Staples	3.0
Telecommunication Services	1.9
Information Technology	1.7
Real Estate	0.5
Short Term Investments	2.7
Total Investments	100.0%

JNL/PPM America Value Equity Fund

Composition as of June 30, 2017:
Financials	24.4%
Information Technology	14.8
Consumer Discretionary	14.6
Health Care	13.6
Energy	12.7
Industrials	10.0
Consumer Staples	3.5
Telecommunication Services	2.4
Materials	1.7
Utilities	1.6
Short Term Investments	0.7
Total Investments	100.0%

JNL/Red Rocks Listed Private Equity Fund

Composition as of June 30, 2017:
Financials	54.5%
Diversified	11.8
Investment Companies	9.2
Communications	7.7
Industrials	5.8
Utilities	2.4
Short Term Investments	8.6
Total Investments	100.0%

JNL/S&P Competitive Advantage Fund

Composition as of June 30, 2017:
Consumer Discretionary	33.8%
Industrials	23.8
Information Technology	23.1
Materials	7.2
Health Care	3.0
Financials	2.4
Consumer Staples	1.9
Short Term Investments	4.8
Total Investments	100.0%

JNL/S&P Dividend Income & Growth Fund

Composition as of June 30, 2017:
Health Care	9.3%
Industrials	9.1
Financials	9.0
Consumer Staples	8.8
Materials	8.7
Utilities	8.5
Consumer Discretionary	8.4
Energy	8.0
Information Technology	7.8
Telecommunication Services	7.7
Real Estate	7.4
Short Term Investments	7.3
Total Investments	100.0%

JNL/S&P International 5 Fund

Composition as of June 30, 2017:
Financials	26.7%
Industrials	19.2
Consumer Discretionary	14.9
Materials	9.2
Telecommunication Services	5.3
Real Estate	4.8
Information Technology	4.7
Consumer Staples	4.4
Utilities	3.5
Energy	3.5
Health Care	1.8
Rights	-
Short Term Investments	2.0
Total Investments	100.0%

JNL/S&P Intrinsic Value Fund

Composition as of June 30, 2017:
Consumer Discretionary	28.4%
Information Technology	17.7
Health Care	17.6
Consumer Staples	8.6
Industrials	8.4
Energy	5.8
Utilities	4.1
Materials	2.4
Telecommunication Services	1.9
Real Estate	1.1
Short Term Investments	4.0
Total Investments	100.0%

JNL/S&P Mid 3 Fund

Composition as of June 30, 2017:
Consumer Discretionary	32.2%
Industrials	14.6
Information Technology	12.0
Financials	10.5
Health Care	8.9
Real Estate	7.3
Consumer Staples	5.0
Materials	3.2
Energy	1.1
Short Term Investments	5.2
Total Investments	100.0%

JNL/S&P Total Yield Fund

Composition as of June 30, 2017:
Consumer Discretionary	28.3%
Financials	17.8
Information Technology	13.2
Industrials	11.8
Consumer Staples	6.3
Real Estate	5.2
Health Care	4.0
Telecommunication Services	3.8
Energy	3.1
Materials	1.2
Short Term Investments	5.3
Total Investments	100.0%

JNL/Scout Unconstrained Bond Fund

Composition as of June 30, 2017:
Government Securities	47.7%
Financials	16.7
U.S. Government Agency MBS	13.9
Non-U.S. Government Agency ABS	7.7
Health Care	1.5
Consumer Staples	0.6
Telecommunication Services	0.5
Utilities	0.5
Energy	0.5
Materials	0.2
Short Term Investments	10.2
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

Composition as of June 30, 2017:
Information Technology	36.7%
Consumer Discretionary	19.7
Health Care	16.4
Industrials	8.7
Financials	5.9
Consumer Staples	2.9
Real Estate	2.8
Utilities	0.9
Telecommunication Services	0.7
Short Term Investments	5.3
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

Composition as of June 30, 2017:
Information Technology	21.0%
Health Care	20.1
Industrials	19.5
Consumer Discretionary	13.3
Financials	9.6
Materials	5.5
Consumer Staples	2.4
Energy	0.9
Real Estate	0.2
Short Term Investments	7.5
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

Composition as of June 30, 2017:
Non-U.S. Government Agency ABS	29.1%
Financials	22.2
Government Securities	10.1
U.S. Government Agency MBS	8.0
Energy	4.7
Health Care	4.1
Industrials	4.0
Consumer Discretionary	3.6
Utilities	3.4
Information Technology	3.3
Real Estate	1.9
Materials	1.2
Telecommunication Services	0.9
Consumer Staples	0.8
Short Term Investments	2.7
Total Investments	100.0%

JNL/T. Rowe Price Value Fund

Composition as of June 30, 2017:
Financials	25.9%
Health Care	17.7
Consumer Staples	11.0
Information Technology	10.6
Industrials	9.3
Utilities	8.9
Energy	6.4
Consumer Discretionary	4.8
Materials	3.8
Real Estate	0.5
Short Term Investments	1.1
Total Investments	100.0%

See accompanying Notes to the Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2017

JNL/Westchester Capital Event Driven Fund

Composition as of June 30, 2017:
Consumer Discretionary	24.8%
Industrials	14.4
Materials	13.7
Energy	7.5
Investment Companies	7.5
Financials	7.3
Telecommunication Services	6.5
Information Technology	5.0
Consumer Staples	4.2
Real Estate	3.7
Utilities	2.0
Health Care	0.7
Other Equity Interests	0.1
Rights	0.1
Warrants	0.0
Short Term Investments	2.4
Net Long (Short) Investments	100.0%

JNL/WMC Balanced Fund

Composition as of June 30, 2017:
Financials	19.3%
Health Care	11.3
Information Technology	10.3
U.S. Government Agency MBS	8.1
Energy	6.9
Government Securities	6.6
Industrials	6.5
Consumer Discretionary	5.9
Utilities	5.3
Non-U.S. Government Agency ABS	4.6
Consumer Staples	3.5
Materials	2.2
Telecommunication Services	1.4
Real Estate	1.2
Short Term Investments	6.9
Net Long (Short) Investments	100.0%

JNL/WMC Government Money Market Fund

Composition as of June 30, 2017:
Government Securities	19.5%
Short Term Investments	80.5
Total Investments	100.0%

JNL/WMC Value Fund

Composition as of June 30, 2017:
Financials	27.9%
Information Technology	12.7
Industrials	12.4
Health Care	11.4
Consumer Discretionary	10.6
Energy	9.4
Consumer Staples	5.6
Utilities	3.5
Materials	2.6
Telecommunication Services	1.1
Real Estate	1.0
Short Term Investments	1.8
Total Investments	100.0%

See accompanying Notes to the Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/AB Dynamic Asset Allocation Fund (a)
INVESTMENT COMPANIES 83.2%
iShares Core MSCI EAFE ETF	61	$3,700
iShares Core MSCI Emerging Markets ETF	8	410
iShares Core S&P 500 ETF	27	6,668
iShares International Developed Real Estate ETF (b)	13	380
iShares Russell 2000 ETF	4	591
SPDR S&P 500 ETF Trust	26	6,336
Vanguard FTSE Developed Markets ETF	143	5,888
Vanguard Global ex-U.S. Real Estate ETF (b)	10	535
Vanguard Mid-Cap ETF	13	1,869
Vanguard MSCI Emerging Markets ETF	34	1,390
Vanguard REIT ETF	10	847
Vanguard Small-Cap ETF	10	1,296
Total Investment Companies (cost $27,420)		29,910
SHORT TERM INVESTMENTS 17.6%
Investment Companies 7.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d) (e)	2,517	2,517
	Shares/Par†	Value
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	447	447
Treasury Securities 9.3%
Japan Treasury Bill
0.00%, 09/04/17, JPY	280,900	2,498
U.S. Treasury Bill
0.91%, 08/03/17 (f)	850	849
		3,347
Total Short Term Investments (cost $6,337)		6,311
Total Investments 100.8% (cost $33,757)		36,221
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net (0.8)%		(288)
Total Net Assets 100.0%		$35,949

(a) Consolidated Schedule of Investments.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

(f) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	(1)	September 2017	AUD	(143)	$2	$1
Euro STOXX 50	21	September 2017	EUR	744	(7)	(27)
Euro-Bund	2	September 2017	EUR	329	(1)	(6)
FTSE 100 Index	6	September 2017	GBP	446	(4)	(15)
Hang Seng Index	(2)	July 2017	HKD	(2,561)	3	—
S&P/Toronto Stock Exchange 60 Index	(3)	September 2017	CAD	(544)	2	8
Tokyo Price Index	4	September 2017	JPY	64,496	(4)	—
U.S. Treasury Note, 10-Year	39	September 2017		4,908	(11)	(12)
U.S. Treasury Note, 2-Year	9	September 2017		1,948	(1)	(3)
U.S. Treasury Note, 5-Year	9	September 2017		1,063	(2)	(2)
Ultra Long Term U.S. Treasury Bond	8	September 2017		1,300	(5)	27
					$(28)	$(29)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
CHF/USD	SSB	09/15/17	CHF	213	$223	$1
EUR/USD	CIT	09/15/17	EUR	272	312	5
EUR/USD	CSI	09/15/17	EUR	549	629	27
EUR/USD	SSB	09/15/17	EUR	534	613	9
GBP/USD	SSB	09/15/17	GBP	94	122	2
JPY/USD	JPM	09/06/17	JPY	104,238	930	(11)
JPY/USD	SSB	09/15/17	JPY	50,226	448	(13)
SEK/USD	CSI	09/15/17	SEK	1,202	143	4
SEK/USD	SSB	09/15/17	SEK	1,520	181	5
USD/AUD	BCL	09/15/17	AUD	(786)	(604)	(10)
USD/CAD	SSB	09/15/17	CAD	(652)	(504)	(18)
USD/CHF	CSI	09/15/17	CHF	(292)	(306)	(3)
USD/CHF	SSB	09/15/17	CHF	(147)	(154)	(1)
USD/GBP	SSB	09/15/17	GBP	(262)	(341)	(6)
USD/JPY	CIT	09/06/17	JPY	(68,953)	(615)	9
USD/JPY	SSB	09/06/17	JPY	(211,961)	(1,890)	31
USD/JPY	BOA	09/15/17	JPY	(76,062)	(678)	(8)
USD/JPY	SSB	09/15/17	JPY	(19,619)	(175)	1
USD/NOK	SSB	09/15/17	NOK	(460)	(55)	(1)
					$(1,721)	$23

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - paying return
INDEX
S&P 500 Total Return	DUB	3-Month LIBOR +0.30%	09/15/17	(4,717)	$21
					$21

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/AQR Large Cap Relaxed Constraint Equity Fund *
COMMON STOCKS 127.9%
Consumer Discretionary 13.9%
Amazon.com Inc. (a) (b)	4	$4,061
D.R. Horton Inc.	100	3,443
General Motors Co.	78	2,727
Las Vegas Sands Corp.	51	3,266
Lear Corp. (b)	29	4,120
NVR Inc. (a)	1	3,249
Other Securities		32,380
		53,246
Consumer Staples 5.7%
Philip Morris International Inc.	24	2,807
Procter & Gamble Co.	40	3,478
Wal-Mart Stores Inc. (b)	49	3,746
Other Securities		11,919
		21,950
Energy 5.0%
Exxon Mobil Corp. (b)	51	4,093
Other Securities		15,001
		19,094
Financials 19.3%
Aflac Inc. (b)	52	4,032
Assured Guaranty Ltd.	65	2,721
Bank of America Corp. (b)	196	4,767
Berkshire Hathaway Inc. - Class B (a) (b)	29	4,963
Citigroup Inc.	43	2,876
JPMorgan Chase & Co. (b)	65	5,902
PNC Financial Services Group Inc. (b)	40	4,982
SunTrust Banks Inc.	52	2,966
Wells Fargo & Co. (b)	80	4,449
Other Securities		36,024
		73,682
Health Care 18.3%
Anthem Inc. (b)	20	3,838
Baxter International Inc. (b)	78	4,695
Gilead Sciences Inc. (b)	83	5,843
Johnson & Johnson (b)	42	5,530
Merck & Co. Inc. (b)	62	3,980
Pfizer Inc. (b)	122	4,098
UnitedHealth Group Inc. (b)	29	5,462
Waters Corp. (a)	15	2,702
WellCare Health Plans Inc. (a)	16	2,906
Other Securities		30,713
		69,767
Industrials 17.5%
Boeing Co. (b)	32	6,348
Cummins Inc.	21	3,358
Delta Air Lines Inc. (b)	78	4,203
Ingersoll-Rand Plc (b)	47	4,286
	Shares/Par†	Value
Spirit Aerosystems Holdings Inc. - Class A	58	3,378
Union Pacific Corp.	26	2,810
Other Securities		42,384
		66,767
Information Technology 30.2%
Alphabet Inc. - Class A (a) (b)	5	4,234
Alphabet Inc. - Class C (a) (b)	5	4,180
Apple Inc. (b)	78	11,231
Applied Materials Inc.	78	3,214
Cisco Systems Inc. (b)	127	3,978
eBay Inc. (a) (b)	175	6,100
Facebook Inc. - Class A (a)	22	3,253
Hewlett Packard Enterprise Co.	168	2,795
HP Inc.	177	3,099
Intel Corp.	99	3,344
International Business Machines Corp.	22	3,460
Juniper Networks Inc.	106	2,945
Microsoft Corp. (b)	126	8,710
Oracle Corp.	62	3,093
Other Securities		51,652
		115,288
Materials 6.0%
LyondellBasell Industries NV - Class A	34	2,869
Other Securities		20,069
		22,938
Real Estate 3.2%
Other Securities		12,212
Telecommunication Services 1.2%
AT&T Inc.	89	3,377
Other Securities		1,407
		4,784
Utilities 7.6%
American Electric Power Co. Inc. (b)	81	5,620
Other Securities		23,448
		29,068
Total Common Stocks (cost $457,753)		488,796
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	10,240	10,240
Total Short Term Investments (cost $10,240)		10,240
Total Investments 130.6% (cost $467,993)		499,036
Total Securities Sold Short (29.8)% (proceeds $111,929)		(113,684)
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.8)%		(3,386)
Total Net Assets 100.0%		$381,972

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (29.8%)
COMMON STOCKS (29.8%)
Consumer Discretionary (1.3%)
Advance Auto Parts Inc.	(1)	$(58)
Carmax Inc.	(15)	(939)
Limited Brands Inc.	(15)	(803)
Newell Brands Inc.	(16)	(881)
Signet Jewelers Ltd.	(26)	(1,652)
TRI Pointe Homes Inc.	(50)	(665)
		(4,998)
Consumer Staples (1.1%)
Blue Buffalo Pet Products Inc.	(3)	(75)
Coty Inc. - Class A	(61)	(1,139)
Post Holdings Inc.	(5)	(381)
Snyders-Lance Inc.	(45)	(1,552)
TreeHouse Foods Inc.	(15)	(1,195)
		(4,342)
	Shares/Par†	Value
Energy (4.4%)
Antero Resources Corp.	(4)	(78)
Centennial Resource Development Inc. - Class A	(31)	(483)
Cheniere Energy Inc.	(47)	(2,272)
Chesapeake Energy Corp.	(81)	(405)
Concho Resources Inc.	(1)	(142)
Core Laboratories NV	(9)	(881)
Denbury Resources Inc.	(19)	(29)
Frank's International NV	(24)	(200)
Helmerich & Payne Inc.	(5)	(262)
Hess Corp.	(33)	(1,455)
Kosmos Energy Ltd.	(285)	(1,829)
Matador Resources Co.	(38)	(804)
Newfield Exploration Co.	(22)	(630)
Oneok Inc.	(8)	(423)
Parsley Energy Inc. - Class A	(2)	(61)
PBF Energy Inc. - Class A	(58)	(1,300)
Range Resources Corp.	(39)	(896)
Weatherford International Plc	(1,007)	(3,896)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Whiting Petroleum Corp.	(109)	(603)
		(16,649)
Financials (2.1%)
Bank of the Ozarks Inc.	(42)	(1,948)
Charles Schwab Corp.	(16)	(666)
Chemical Financial Corp.	(22)	(1,066)
FNB Corp.	(78)	(1,109)
Stifel Financial Corp.	(29)	(1,338)
Webster Financial Corp.	(2)	(110)
WisdomTree Investments Inc.	(181)	(1,841)
		(8,078)
Health Care (8.2%)
Acadia HealthCare Co. Inc.	(91)	(4,494)
Agios Pharmaceuticals Inc.	(42)	(2,173)
Alkermes Plc	(44)	(2,560)
Allergan Plc	(4)	(955)
Alnylam Pharmaceuticals Inc.	(1)	(104)
BioMarin Pharmaceutical Inc.	(9)	(781)
Bio-Techne Corp.	(11)	(1,316)
DexCom Inc.	(62)	(4,534)
Envision Healthcare Corp.	(56)	(3,491)
Illumina Inc.	(3)	(486)
Incyte Corp.	(6)	(751)
Intrexon Corp.	(18)	(436)
Ionis Pharmaceuticals Inc.	(8)	(390)
Medidata Solutions Inc.	(2)	(128)
Neurocrine Biosciences Inc.	(40)	(1,829)
NuVasive Inc.	(10)	(769)
Opko Health Inc.	(195)	(1,284)
Perrigo Co. Plc	(30)	(2,237)
Premier Inc. - Class A	(10)	(364)
Prestige Brands Holdings Inc.	(4)	(223)
Quintiles IMS Holdings Inc.	(22)	(1,962)
		(31,267)
Industrials (3.3%)
Acuity Brands Inc.	(6)	(1,263)
Fastenal Co.	(10)	(448)
IHS Markit Ltd.	(14)	(611)
KLX Inc.	(7)	(335)
RR Donnelley & Sons Co.	(144)	(1,808)
Sensata Technologies Holding NV	(25)	(1,059)
TransDigm Group Inc.	(16)	(4,383)
Wabtec Corp.	(10)	(893)
	Shares/Par†	Value
Welbilt Inc.	(90)	(1,700)
		(12,500)
Information Technology (5.3%)
ACI Worldwide Inc.	(22)	(481)
Arista Networks Inc.	(2)	(225)
Atlassian Corp. Plc - Class A	(14)	(507)
Cavium Inc.	(20)	(1,234)
Coherent Inc.	(2)	(370)
Cypress Semiconductor Corp.	(91)	(1,244)
Diebold Nixdorf Inc.	(40)	(1,118)
FireEye Inc.	(6)	(88)
First Data Corp. - Class A	(87)	(1,581)
GoDaddy Inc. - Class A	(2)	(85)
Guidewire Software Inc.	(21)	(1,470)
NetScout Systems Inc.	(19)	(645)
Palo Alto Networks Inc.	(2)	(319)
Pandora Media Inc.	(321)	(2,865)
Sabre Corp.	(25)	(551)
ServiceNow Inc.	(4)	(413)
Splunk Inc.	(7)	(378)
Square Inc. - Class A	(18)	(412)
Ultimate Software Group Inc.	(6)	(1,197)
Universal Display Corp.	(7)	(757)
ViaSat Inc.	(24)	(1,602)
Workday Inc. - Class A	(13)	(1,287)
Zillow Group Inc. - Class C	(29)	(1,415)
		(20,244)
Materials (3.1%)
Allegheny Technologies Inc.	(154)	(2,616)
Ball Corp.	(111)	(4,677)
CF Industries Holdings Inc.	(104)	(2,906)
Compass Minerals International Inc.	(10)	(643)
Platform Specialty Products Corp.	(84)	(1,071)
		(11,913)
Telecommunication Services (0.1%)
Zayo Group Holdings Inc.	(11)	(337)
Utilities (0.9%)
Black Hills Corp.	(28)	(1,865)
Dominion Energy Inc.	(19)	(1,491)
		(3,356)
Total Common Stocks (proceeds $111,929)		(113,684)
Total Securities Sold Short (29.8%) (proceeds $111,929)		$(113,684)

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	22	September 2017	2,683	$6	$(20)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/AQR Managed Futures Strategy Fund (a)
SHORT TERM INVESTMENTS 91.7%
Investment Companies 43.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c) (d)	157,424	$157,424
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.87% (c) (d)	98,097	98,097
		255,521
Treasury Securities 48.2%
U.S. Treasury Bill
0.63%, 07/06/17 (d)	5,029	5,029
0.60%, 07/13/17	3,452	3,451
0.61%, 07/20/17 (d)	500	500
0.91%, 08/03/17	5,315	5,311
0.90%, 08/10/17 (d)	104,721	104,614
0.89%, 08/17/17 - 09/28/17 (d)	74,006	73,837
0.68%, 08/24/17	4,410	4,404
0.92%, 10/05/17	64,704	64,532

	Shares/Par†	Value
0.96%, 10/12/17	376	375
0.97%, 10/26/17	4,895	4,879
1.07%, 11/30/17 (d)	12,404	12,350
1.08%, 12/07/17 (d)	2,535	2,523
1.11%, 12/14/17 (d)	903	899
		282,704
Total Short Term Investments (cost $538,292)		538,225
Total Investments 91.7% (cost $538,292)		538,225
Other Derivative Instruments (0.9)%		(5,265)
Other Assets and Liabilities, Net 9.2%		53,995
Total Net Assets 100.0%		$586,955

(a) Consolidated Schedule of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(d) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Interest Rate	(1)	December 2017	EUR	(251)	$—	$—
3-Month Euro Euribor Interest Rate	(74)	March 2018	EUR	(18,547)	1	1
3-Month Euro Euribor Interest Rate	52	June 2018	EUR	13,035	(3)	(9)
3-Month Euro Euribor Interest Rate	(19)	September 2018	EUR	(4,758)	(1)	—
3-Month Euro Euribor Interest Rate	52	December 2018	EUR	13,024	(3)	(14)
3-Month Euro Euribor Interest Rate	14	March 2019	EUR	3,505	(1)	(5)
3-Month Euro Euribor Interest Rate	(75)	June 2019	EUR	(18,744)	1	1
3-Month Euro Swiss Franc Interest Rate	(7)	September 2017	CHF	(1,763)	—	1
3-Month Euro Swiss Franc Interest Rate	(105)	December 2017	CHF	(26,449)	—	19
3-Month Euro Swiss Franc Interest Rate	(76)	March 2018	CHF	(19,139)	—	14
3-Month Euro Swiss Franc Interest Rate	(49)	June 2018	CHF	(12,336)	(1)	9
3-Month Sterling Interest Rate	55	December 2017	GBP	6,852	1	(14)
3-Month Sterling Interest Rate	(45)	March 2018	GBP	(5,592)	—	(1)
3-Month Sterling Interest Rate	(62)	June 2018	GBP	(7,699)	—	—
3-Month Sterling Interest Rate	(36)	September 2018	GBP	(4,467)	(1)	(1)
3-Month Sterling Interest Rate	52	December 2018	GBP	6,468	1	(23)
3-Month Sterling Interest Rate	88	March 2019	GBP	10,940	—	(38)
3-Month Sterling Interest Rate	108	June 2019	GBP	13,427	(3)	(55)
90-Day Eurodollar	(498)	December 2017		(122,717)	19	53
90-Day Eurodollar	(221)	March 2018		(54,418)	11	30
90-Day Eurodollar	(73)	June 2018		(17,957)	4	6
90-Day Eurodollar	(69)	September 2018		(16,938)	5	(17)
90-Day Eurodollar	(119)	December 2018		(29,166)	9	(48)
90-Day Eurodollar	(167)	March 2019		(40,817)	15	(159)
90-Day Eurodollar	(121)	June 2019		(29,703)	12	32
Amsterdam Exchanges Index	76	July 2017	EUR	7,969	(23)	(306)
ASX SPI 200 Index	34	September 2017	AUD	4,867	(84)	(49)
Australia Commonwealth Treasury Bond, 10-Year	55	September 2017	AUD	7,224	(107)	(88)
Australia Commonwealth Treasury Bond, 3-Year	(567)	September 2017	AUD	(63,441)	58	103
Australian Dollar	(134)	September 2017		(10,101)	(8)	(183)
Brent Crude Oil ‡	(373)	September 2017		(17,414)	(426)	(777)
British Pound	(361)	September 2017		(28,761)	(50)	(672)
CAC40 10 Euro	256	July 2017	EUR	13,511	(96)	(472)
Canadian Bank Acceptance	67	December 2017	CAD	16,597	(4)	(54)
Canadian Bank Acceptance	(40)	March 2018	CAD	(9,865)	2	6
Canadian Dollar	109	September 2017		8,385	24	34
Canadian Government Bond, 10-Year	88	September 2017	CAD	12,702	(67)	(257)
Cocoa ‡	(70)	September 2017	GBP	(1,095)	(46)	34
Cocoa ‡	(50)	September 2017		(942)	(37)	(28)
Coffee 'C' ‡	(123)	September 2017		(5,987)	30	189
Copper ‡	154	September 2017		10,036	59	402
Corn ‡	(153)	September 2017		(2,829)	(90)	(86)
Cotton No. 2 ‡	(39)	December 2017		(1,305)	(26)	(33)
Dow Jones Industrial Average E-Mini Index	221	September 2017		23,478	50	58
Euro FX Currency	420	September 2017		59,393	(56)	808
Euro STOXX 50	363	September 2017	EUR	12,901	(125)	(510)
Euro-Bobl	(6)	September 2017	EUR	(791)	8	1
Euro-BTP	108	September 2017	EUR	14,674	(4)	(96)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bund	(8)	September 2017	EUR	(1,297)	3	3
Euro-Buxl	(70)	September 2017	EUR	(11,583)	63	157
Euro-OAT	192	September 2017	EUR	28,788	(50)	(321)
Euro-Schatz	76	September 2017	EUR	8,524	1	(26)
FTSE 100 Index	165	September 2017	GBP	12,314	(109)	(468)
FTSE/MIB Index	14	September 2017	EUR	1,474	(12)	(44)
German Stock Index	46	September 2017	EUR	14,710	(111)	(617)
Gold 100 oz. ‡	(157)	August 2017		(19,574)	51	70
Hang Seng China Enterprises Index	93	July 2017	HKD	47,818	(40)	(53)
Hang Seng Index	41	July 2017	HKD	52,609	(57)	(20)
IBEX 35 Index	80	July 2017	EUR	8,652	(81)	(370)
Japanese Government Bond, 10-Year	(98)	September 2017	JPY	(14,743,953)	242	296
Japanese Yen Future	(250)	September 2017		(28,040)	133	196
KCBT Wheat ‡	19	September 2017		470	23	33
KOSPI 200	49	September 2017	KRW	3,774,943	(9)	51
Live Cattle ‡	2	August 2017		97	—	(4)
LME Aluminum ‡	52	September 2017		2,494	1	1
LME Copper ‡	23	September 2017		3,259	156	156
LME Nickel ‡	(13)	September 2017		(702)	(30)	(30)
LME Zinc ‡	13	September 2017		887	10	10
Low Sulphur Gas Oil ‡	(301)	August 2017		(12,657)	(45)	(466)
Mexican Peso	446	September 2017		12,129	(47)	22
Mini MSCI Emerging EAFE Index	64	September 2017		6,052	5	(5)
Mini MSCI Emerging Markets Index	294	September 2017		14,797	88	26
NASDAQ 100 E-Mini	214	September 2017		24,672	4	(478)
Natural Gas ‡	(478)	August 2017		(14,271)	28	(237)
New Zealand Dollar	614	September 2017		44,478	197	430
Nikkei 225	88	September 2017	JPY	1,770,861	(149)	(84)
NY Harbor ULSD ‡	(179)	August 2017		(10,621)	(247)	(529)
OMX Stockholm 30 Index	258	July 2017	SEK	42,633	(22)	(150)
Palladium ‡	41	September 2017		3,242	(39)	189
Platinum ‡	(59)	October 2017		(2,734)	(10)	1
RBOB Gasoline ‡	(117)	August 2017		(7,193)	(181)	(245)
Russell 2000 Mini Index	101	September 2017		7,172	(18)	(30)
S&P 500 E-Mini Index	201	September 2017		24,417	10	(87)
S&P MidCap 400 E-Mini Index	32	September 2017		5,618	4	(31)
S&P/Toronto Stock Exchange 60 Index	66	September 2017	CAD	11,916	(39)	(137)
SGX FTSE China A50 Index s	(50)	July 2017		(568)	5	—
SGX MSCI Singapore Index	70	July 2017	SGD	2,501	(23)	6
Silver ‡	(116)	September 2017		(9,619)	15	(24)
Soybean ‡	(5)	November 2017		(234)	(9)	(4)
Soybean Meal ‡	(118)	December 2017		(3,633)	(130)	(39)
Soybean Oil ‡	6	December 2017		119	1	1
Sugar #11 (World Markets) ‡	(469)	October 2017		(7,554)	(162)	299
Tokyo Price Index	143	September 2017	JPY	2,292,432	(153)	107
U.K. Long Gilt	303	September 2017	GBP	38,618	(75)	(741)
U.S. Treasury Long Bond	(54)	September 2017		(8,263)	25	(37)
U.S. Treasury Note, 10-Year	(99)	September 2017		(12,451)	23	23
U.S. Treasury Note, 2-Year	(763)	September 2017		(164,976)	71	84
U.S. Treasury Note, 5-Year	(116)	September 2017		(13,684)	13	15
Ultra Long Term U.S. Treasury Bond	(31)	September 2017		(5,064)	21	(78)
Wheat ‡	9	September 2017		221	14	15
WTI Crude Oil ‡	(467)	August 2017		(21,203)	(517)	(298)
					$(2,110)	$(5,656)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	07/05/17	AUD	4,194	$3,223	$—
AUD/USD	CIT	09/20/17	AUD	4,194	3,220	(4)
AUD/USD	CIT	09/20/17	AUD	12,954	9,946	125
BRL/USD	CIT	09/20/17	BRL	32,169	9,553	(75)
BRL/USD	CIT	09/20/17	BRL	387	115	—
CAD/USD	CIT	07/05/17	CAD	5,955	4,592	4
CAD/USD	CIT	09/20/17	CAD	169,426	130,815	2,693
CHF/USD	CIT	09/20/17	CHF	299	313	4
CLP/USD	CIT	09/20/17	CLP	1,218,671	1,832	(8)
CLP/USD	CIT	09/20/17	CLP	2,504,006	3,762	10
COP/USD	CIT	09/20/17	COP	14,488,612	4,706	(196)
EUR/USD	CIT	09/20/17	EUR	103,370	118,561	2,023
GBP/USD	CIT	07/05/17	GBP	3,435	4,474	13
GBP/USD	CIT	09/20/17	GBP	7,850	10,250	62
HKD/USD	CIT	09/20/17	HKD	4,805	618	—
HUF/USD	CIT	07/05/17	HUF	121,156	448	—
HUF/USD	CIT	09/20/17	HUF	3,315,052	12,299	150
IDR/USD	CIT	09/20/17	IDR	71,401,889	5,306	(8)
IDR/USD	CIT	09/20/17	IDR	19,752,524	1,469	2
ILS/USD	CIT	07/05/17	ILS	914	262	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ILS/USD	CIT	09/20/17	ILS	46,489	13,368	256
INR/USD	CIT	09/20/17	INR	652,857	9,997	(40)
INR/USD	CIT	09/20/17	INR	327,071	5,009	8
JPY/USD	CIT	07/05/17	JPY	1,473,366	13,100	(71)
JPY/USD	CIT	09/20/17	JPY	1,708,121	15,240	(365)
KRW/USD	CIT	09/20/17	KRW	43,292,990	37,883	(757)
KRW/USD	CIT	09/20/17	KRW	46,895	41	—
MXN/USD	CIT	07/05/17	MXN	7,230	398	(3)
MXN/USD	CIT	09/20/17	MXN	38,544	2,097	(18)
MXN/USD	CIT	09/20/17	MXN	404,830	22,032	411
NOK/USD	CIT	07/05/17	NOK	14,455	1,731	7
NOK/USD	CIT	09/20/17	NOK	19,284	2,313	(2)
NOK/USD	CIT	09/20/17	NOK	130,513	15,659	176
NZD/USD	CIT	07/05/17	NZD	8,075	5,917	(5)
NZD/USD	CIT	09/20/17	NZD	172,808	126,451	1,962
PHP/USD	CIT	09/20/17	PHP	134,554	2,656	(51)
PHP/USD	CIT	09/20/17	PHP	815	16	—
PLN/USD	CIT	07/05/17	PLN	901	243	—
PLN/USD	CIT	09/20/17	PLN	113,677	30,667	228
SEK/USD	CIT	07/05/17	SEK	32,506	3,859	14
SEK/USD	CIT	09/20/17	SEK	99,972	11,920	140
SGD/USD	CIT	07/05/17	SGD	940	683	—
SGD/USD	CIT	09/20/17	SGD	10,475	7,619	35
TRY/USD	CIT	09/20/17	TRY	3,587	996	(3)
TRY/USD	CIT	09/20/17	TRY	40,157	11,158	134
TWD/USD	CIT	09/20/17	TWD	542,396	17,880	(196)
USD/AUD	CIT	07/05/17	AUD	(4,194)	(3,223)	4
USD/AUD	CIT	09/20/17	AUD	(19,362)	(14,867)	(339)
USD/BRL	CIT	09/20/17	BRL	(4,803)	(1,427)	(9)
USD/BRL	CIT	09/20/17	BRL	(11,576)	(3,439)	14
USD/CAD	CIT	07/05/17	CAD	(5,955)	(4,592)	(4)
USD/CAD	CIT	09/20/17	CAD	(162,559)	(125,513)	(4,639)
USD/CHF	CIT	09/20/17	CHF	(80)	(84)	(1)
USD/CHF	CIT	09/20/17	CHF	(100)	(106)	—
USD/CLP	CIT	09/20/17	CLP	(160,032)	(240)	(4)
USD/CLP	CIT	09/20/17	CLP	(208,062)	(313)	—
USD/COP	CIT	09/20/17	COP	(3,869,072)	(1,256)	(5)
USD/COP	CIT	09/20/17	COP	(5,104,395)	(1,658)	14
USD/EUR	CIT	09/20/17	EUR	(44,486)	(51,023)	(1,026)
USD/GBP	CIT	07/05/17	GBP	(3,435)	(4,474)	(12)
USD/GBP	CIT	09/20/17	GBP	(46,099)	(60,189)	(454)
USD/HUF	CIT	07/05/17	HUF	(121,156)	(448)	(1)
USD/HUF	CIT	09/20/17	HUF	(683,426)	(2,534)	(40)
USD/HUF	CIT	09/20/17	HUF	(125,516)	(466)	—
USD/IDR	CIT	09/20/17	IDR	(684,842)	(50)	—
USD/ILS	CIT	07/05/17	ILS	(914)	(262)	(1)
USD/ILS	CIT	09/20/17	ILS	(1,517)	(436)	(7)
USD/ILS	CIT	09/20/17	ILS	(1,675)	(482)	—
USD/INR	CIT	09/20/17	INR	(140,958)	(2,158)	4
USD/JPY	CIT	07/05/17	JPY	(1,473,366)	(13,100)	41
USD/JPY	CIT	09/20/17	JPY	(13,434,170)	(119,856)	1,121
USD/KRW	CIT	09/20/17	KRW	(38,958,118)	(34,090)	228
USD/MXN	CIT	07/05/17	MXN	(7,230)	(398)	2
USD/MXN	CIT	09/20/17	MXN	(13,149)	(715)	6
USD/NOK	CIT	07/05/17	NOK	(14,455)	(1,731)	(9)
USD/NOK	CIT	09/20/17	NOK	(226,667)	(27,191)	(277)
USD/NZD	CIT	07/05/17	NZD	(8,075)	(5,917)	(2)
USD/NZD	CIT	09/20/17	NZD	(31,916)	(23,354)	(994)
USD/NZD	CIT	09/20/17	NZD	(8,075)	(5,909)	5
USD/PHP	CIT	09/20/17	PHP	(71,877)	(1,419)	(4)
USD/PHP	CIT	09/20/17	PHP	(187,095)	(3,694)	14
USD/PLN	CIT	07/05/17	PLN	(901)	(243)	—
USD/PLN	CIT	09/20/17	PLN	(588)	(159)	(1)
USD/PLN	CIT	09/20/17	PLN	(1,929)	(520)	—
USD/SEK	CIT	07/05/17	SEK	(32,506)	(3,859)	(15)
USD/SEK	CIT	09/20/17	SEK	(392,150)	(46,758)	(1,428)
USD/SEK	CIT	09/20/17	SEK	(136)	(15)	—
USD/SGD	CIT	07/05/17	SGD	(940)	(683)	—
USD/SGD	CIT	09/20/17	SGD	(1,975)	(1,436)	(11)
USD/SGD	CIT	09/20/17	SGD	(31)	(23)	—
USD/TRY	CIT	09/20/17	TRY	(20,954)	(5,824)	(77)
USD/TRY	CIT	09/20/17	TRY	(7,903)	(2,196)	—
USD/TWD	CIT	09/20/17	TWD	(46,570)	(1,535)	(4)
USD/TWD	CIT	09/20/17	TWD	(236,434)	(7,794)	54
USD/ZAR	CIT	07/05/17	ZAR	(6,543)	(500)	—
USD/ZAR	CIT	09/20/17	ZAR	(27,661)	(2,085)	(15)
USD/ZAR	CIT	09/20/17	ZAR	(17,508)	(1,321)	5
ZAR/USD	CIT	07/05/17	ZAR	6,543	500	1
ZAR/USD	CIT	09/20/17	ZAR	192,795	14,540	(189)
ZAR/USD	CIT	09/20/17	ZAR	118,795	8,960	50
					$117,132	$(1,350)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Swiss Market Index Future, Expiration September 2017	BOA	N/A	09/15/17	CHF	4,160	$17
TAIEX Future, Expiration July 2017	BOA	N/A	07/19/17	TWD	220,248	174
Hang Seng China Enterprises Index Future, Expiration July 2017	MLP	N/A	07/28/17	HKD	41,253	(61)
Hang Seng Index Future, Expiration July 2017	MLP	N/A	07/28/17	HKD	5,134	(2)
Live Cattle Future, Expiration August 2017 ‡	MLP	N/A	09/18/17		8,839	(419)
MSCI Taiwan Index Future, Expiration July 2017	MLP	N/A	07/28/17		7,107	(94)
OMX Stockholm 30 Index Future, Expiration July 2017	MLP	N/A	07/21/17	SEK	32,316	(107)
SGX Nifty 50 Index Future, Expiration July 2017	MLP	N/A	07/27/17		765	(3)
Hang Seng Index Future, Expiration July 2017	MSC	N/A	07/28/17	HKD	67,956	(20)
KOSPI 200 Future, Expiration September 2017	MSC	N/A	09/14/17	KRW	17,947,523	244
MSCI Taiwan Index Future, Expiration July 2017	MSC	N/A	07/28/17		4,832	(55)
SGX MSCI Singapore Index Future, Expiration July 2017	MSC	N/A	07/31/17	SGD	1,752	3
SGX Nifty 50 Index Future, Expiration July 2017	MSC	N/A	07/27/17		3,074	(9)
Swiss Market Index Future, Expiration September 2017	MSC	N/A	09/15/17	CHF	6,640	26
						$(306)
Total return swap agreements - paying return
FUTURES
Corn Future, Expiration September 2017 ‡	CGM	N/A	09/18/17		(2,755)	$69
KCBT Wheat Future, Expiration September 2017 ‡	CGM	N/A	09/29/17		(283)	(35)
Soybean Future, Expiration November 2017 ‡	CGM	N/A	11/16/17		(14,059)	(215)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Soybean Meal Future, Expiration December 2017 ‡	CGM	N/A	12/18/17		(4,220)	(43)
Coffee 'C' Future, Expiration September 2017 ‡	MLP	N/A	09/29/17		(987)	(3)
Corn Future, Expiration September 2017 ‡	MLP	N/A	09/18/17		(1,366)	33
KCBT Wheat Future, Expiration September 2017 ‡	MLP	N/A	09/29/17		(116)	(16)
Lean Hogs Future, Expiration August 2017 ‡	MLP	N/A	08/14/17		(617)	(19)
Soybean Future, Expiration November 2017 ‡	MLP	N/A	11/16/17		(9,982)	(139)
Soybean Meal Future, Expiration December 2017 ‡	MLP	N/A	12/18/17		(3,529)	(19)
Soybean Oil Future, Expiration December 2017 ‡	MLP	N/A	12/26/17		(524)	(16)
Wheat Future, Expiration September 2017 ‡	MLP	N/A	09/18/17		(1,471)	(239)
Bovespa Index Future, Expiration August 2017	MSC	N/A	08/16/17	BRL	(16,782)	(118)
						$(760)

‡All or a portion of the derivative instrument is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/BlackRock Global Allocation Fund * (a)
COMMON STOCKS 50.7%
Consumer Discretionary 8.5%
Amazon.com Inc. (b) (c)	35	$33,886
Comcast Corp. - Class A	708	27,557
Lowe's Cos. Inc.	250	19,344
Maruti Suzuki India Ltd.	33	3,648
Suzuki Motor Corp.	367	17,506
Other Securities		224,387
		326,328
Consumer Staples 2.8%
Danone SA	337	25,373
Edgewell Personal Care Co. (b)	199	15,136
Nestle SA	211	18,343
Other Securities		48,512
		107,364
Energy 4.2%
Marathon Petroleum Corp.	392	20,507
Royal Dutch Shell Plc - Class A	375	9,983
Royal Dutch Shell Plc - Class A - ADR	348	18,501
Other Securities		112,969
		161,960
Financials 6.8%
Bank of America Corp.	1,294	31,396
Berkshire Hathaway Inc. - Class A (b)	-	1,528
Berkshire Hathaway Inc. - Class B (b)	80	13,623
Citigroup Inc.	265	17,745
Goldman Sachs Group Inc.	45	10,019
HSBC Holdings Plc	2,084	19,339
JPMorgan Chase & Co.	171	15,643
Morgan Stanley	333	14,845
Other Securities		136,986
		261,124
Health Care 6.2%
Aetna Inc. (c)	128	19,361
Anthem Inc.	54	10,227
Bayer AG	129	16,780
Gilead Sciences Inc.	282	19,930
GlaxoSmithKline Plc	848	18,097
Pfizer Inc.	734	24,668
Other Securities		129,024
		238,087
Industrials 6.6%
East Japan Railway Co.	169	16,212
Koninklijke Philips Electronics NV	541	19,284
Kyushu Railway Co.	91	2,939
United Continental Holdings Inc. (b)	234	17,637
Other Securities		198,296
		254,368
Information Technology 6.8%
Alphabet Inc. - Class C (b)	20	18,367
Apple Inc.	261	37,639
Facebook Inc. - Class A (b)	146	22,112
QUALCOMM Inc.	445	24,576
Other Securities		161,127
		263,821
Materials 3.1%
Air Products & Chemicals Inc.	129	18,402
EI du Pont de Nemours & Co.	280	22,611
Shin-Etsu Chemical Co. Ltd.	178	16,197
Other Securities		64,377
		121,587
Real Estate 1.4%
Other Securities		52,338
Telecommunication Services 2.2%
Verizon Communications Inc.	371	16,555
Vodafone Group Plc	5,969	16,978
Vodafone Group Plc - ADR	197	5,662
Other Securities		47,688
		86,883
	Shares/Par†	Value
Utilities 2.1%
Innogy SE	501	19,807
NextEra Energy Inc.	130	18,182
Other Securities		44,707
		82,696
Total Common Stocks (cost $1,709,998)		1,956,556
TRUST PREFERRED 0.2%
Financials 0.2%
Citigroup Capital XIII, 7.54%, (callable at 25 beginning 08/10/17)	136	3,544
Other Securities		3,889
Total Trust Preferreds (cost $7,502)		7,433
PREFERRED STOCKS 1.8%
Financials 0.4%
Other Securities		13,117
Health Care 0.3%
Anthem Inc., 5.25%, 05/01/18 (d)	151	7,955
Other Securities		1,942
		9,897
Industrials 0.0%
Other Securities		1,262
Information Technology 0.8%
Uber Technologies Inc. (b) (e) (f) (g)	303	16,332
Other Securities		16,038
		32,370
Real Estate 0.1%
Other Securities		3,815
Utilities 0.2%
Other Securities		7,721
Total Preferred Stocks (cost $54,789)		68,182
WARRANTS 0.0%
Other Securities		1
Total Warrants (cost $0)		1
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Other Securities		2,718
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,211)		2,718
CORPORATE BONDS AND NOTES 6.4%
Consumer Discretionary 0.2%
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (h) (i)	2,238	2,378
Other Securities		7,721
		10,099
Consumer Staples 0.2%
Danone SA
2.59%, 11/02/23 (i)	3,120	3,048
Edgewell Personal Care Co.
4.70%, 05/19/21	1,645	1,757
4.70%, 05/24/22	1,533	1,637
Other Securities		4
		6,446
Energy 0.2%
Petroleos Mexicanos
4.88%, 03/11/22 (i) (j)	3,093	3,337
4.63%, 09/21/23	3,370	3,406
Other Securities		2,162
		8,905
Financials 2.9%
Bank of America Corp.
2.60%, 01/15/19	1,532	1,547
3.30%, 01/11/23	3,194	3,255
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (i)	6,100	8,491
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,090	2,123
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (h)	3,527	3,697
2.70%, 03/30/21	2,983	3,003

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
2.90%, 12/08/21	1,369	1,383
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (h)	3,081	3,228
5.70%, (callable at 100 beginning 05/10/19) (h)	2,937	3,059
2.60%, 12/27/20	9,521	9,553
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (d) (h)	5,500	5,789
JPMorgan Chase & Co.
2.30%, 08/15/21	4,127	4,103
4.35%, 08/15/21	1,287	1,376
2.16%, 01/15/23 (j)	3,318	3,338
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (h)	2,152	2,226
Other Securities		56,177
		112,348
Health Care 0.6%
Other Securities		22,492
Industrials 0.1%
Other Securities		4,582
Information Technology 0.6%
Apple Inc.
3.35%, 02/09/27	5,015	5,127
3.20%, 05/11/27	4,840	4,885
QUALCOMM Inc.
3.00%, 05/20/22	3,547	3,635
2.60%, 01/30/23	2,990	2,979
Other Securities		7,288
		23,914
Materials 0.4%
EI du Pont de Nemours & Co.
2.20%, 05/01/20	3,245	3,257
Other Securities		12,095
		15,352
Real Estate 0.2%
Other Securities		6,520
Telecommunication Services 1.0%
Verizon Communications Inc.
3.13%, 03/16/22	14,584	14,773
2.45%, 11/01/22	734	721
2.63%, 08/15/26	1,412	1,301
Other Securities		21,350
		38,145
Total Corporate Bonds And Notes (cost $270,740)		248,803
VARIABLE RATE SENIOR LOAN INTERESTS 0.4% (j)
Consumer Discretionary 0.1%
Other Securities		5,951
Energy 0.2%
Other Securities		6,167
Financials 0.1%
Other Securities		3,313
Total Variable Rate Senior Loan Interests (cost $19,014)		15,431
GOVERNMENT AND AGENCY OBLIGATIONS 24.1%
Sovereign 10.5%
Argentina Republic Government International Bond
6.88%, 04/22/21	2,793	2,983
3.88%, 01/15/22, EUR (g)	1,919	2,182
5.63%, 01/26/22 (k)	3,270	3,350
7.50%, 04/22/26	7,218	7,752
6.88%, 01/26/27	4,856	5,022
Australia Government Bond
5.75%, 05/15/21, AUD (g)	18,284	15,966
5.75%, 07/15/22, AUD (g)	32,724	29,395
Brazil Government International Bond
4.88%, 01/22/21 (k)	1,845	1,935
Brazil Letras do Tesouro Nacional
10.00%, 01/01/18, BRL	22,378	6,790
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23, BRL	58,811	17,559
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (g) (l)	16,385	18,047
	Shares/Par†	Value
Canada Government Bond
0.50%, 08/01/18, CAD	39,155	30,042
0.75%, 03/01/21, CAD	9,617	7,276
Japan Government Bond
0.10%, 03/15/18, JPY	2,056,950	18,319
0.10%, 10/15/18, JPY	2,693,300	24,013
Mexico Bonos
8.50%, 12/13/18, MXN	276,070	15,558
6.50%, 06/10/21, MXN	552,987	30,351
New Zealand Government Bond
6.00%, 05/15/21, NZD	21,870	18,146
Poland Government Bond
3.25%, 07/25/25, PLN	35,936	9,780
2.50%, 07/25/26, PLN	36,160	9,221
2.50%, 07/25/27, PLN	119,592	29,865
Poland Government International Bond
5.00%, 03/23/22	1,324	1,471
United Kingdom Gilt Treasury Bond
2.75%, 09/07/24, GBP (g)	19,611	28,784
2.00%, 09/07/25, GBP	508	710
United Kingdom Treasury Bond
0.50%, 07/22/22, GBP	9,270	11,962
Other Securities		57,530
		404,009
Treasury Inflation Indexed Securities 1.2%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22, BRL (m)	11,242	10,560
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (n)	35,876	35,237
		45,797
U.S. Treasury Securities 12.4%
U.S. Treasury Note
0.75%, 12/31/17 (o)	11,000	10,976
1.13%, 07/31/21	8,239	8,030
1.88%, 04/30/22	131,066	131,025
1.75%, 05/31/22	134,210	133,413
1.75%, 06/30/22	120,921	120,127
2.25%, 02/15/27	76,185	75,852
		479,423
Total Government And Agency Obligations (cost $928,575)		929,229
INVESTMENT COMPANIES 3.7%
iShares Gold Trust Fund (b) (o) (p)	741	8,842
SPDR Gold Trust ETF (b) (o) (q)	1,076	126,967
Other Securities		5,857
Total Investment Companies (cost $149,508)		141,666
SHORT TERM INVESTMENTS 13.0%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (p) (r)	2,695	2,695
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (p) (r)	36,395	36,395
Treasury Securities 12.0%
U.S. Treasury Bill
0.63%, 07/06/17	91,000	90,988
0.60%, 07/13/17	17,000	16,995
0.61%, 07/20/17	139,015	138,953
0.61%, 07/27/17	116,000	115,927
0.90%, 08/10/17	25,000	24,975
0.89%, 08/17/17	64,000	63,927
0.96%, 09/07/17	10,000	9,982
		461,747
Total Short Term Investments (cost $500,849)		500,837
Total Investments 100.4% (cost $3,644,186)		3,870,856
Total Securities Sold Short (0.8)% (proceeds $27,622)		(30,561)
Total Purchased Options 0.4% (cost $16,047)		15,495
Other Derivative Instruments 0.0%		573
Other Assets and Liabilities, Net (0.0)%		(224)
Total Net Assets 100.0%		$3,856,139

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

(d) Convertible security.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) Perpetual security.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $66,916 and 1.7%, respectively.

(j) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(k) All or portion of the security was on loan.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Treasury inflation indexed note, par amount is not adjusted for inflation.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

(p) Investment in affiliate.

(q) All or a portion of the security is subject to a written call option.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (0.8%)
COMMON STOCKS (0.8%)
Consumer Staples (0.1%)
Procter & Gamble Co.	(64)	$(5,580)
Financials (0.3%)
Bank of Montreal	(66)	(4,836)
	Shares/Par†	Value
Royal Bank of Canada	(82)	(5,983)
		(10,819)
Industrials (0.2%)
Caterpillar Inc.	(54)	(5,773)
Real Estate (0.2%)
ProLogis Inc.	(143)	(8,389)
Total Common Stocks (proceeds $27,622)		(30,561)
Total Securities Sold Short (0.8%) (proceeds $27,622)		$(30,561)

Summary of Investments by Country^	Total Long Term Investments
Argentina	0.6%
Australia	2.0
Belgium	0.6
Bermuda	—
Brazil	1.5
Canada	1.5
Chile	—
China	0.6
Czech Republic	—
Finland	0.4
France	3.4
Germany	2.7
Hong Kong	0.8
Hungary	0.4
India	1.2
Indonesia	0.4
Ireland	0.1
Italy	1.2
Japan	10.9
Luxembourg	—
Marshall Islands	0.1
Mexico	1.6
Netherlands	2.2
New Zealand	0.5
Poland	1.5
Portugal	0.1
Saudi Arabia	0.1
Singapore	0.5
South Korea	0.7
Spain	0.6
Sweden	0.7
Switzerland	0.9
Taiwan	0.4
Thailand	0.2
Turkey	0.3
United Arab Emirates	0.4
United Kingdom	4.7
United States of America	56.2
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AliphCom Inc., 0.00%, 04/01/20	04/28/15	$13,943	$350	—%
Argentina Republic Government International Bond, 3.88%, 01/15/22	12/15/16	2,015	2,182	0.1
Australia Government Bond, 5.75%, 05/15/21	08/26/10	15,927	15,966	0.4
Australia Government Bond, 5.75%, 07/15/22	04/21/16	29,161	29,395	0.8
Australia Government Bond, 5.50%, 04/21/23	10/05/16	5,058	4,979	0.1
Australia Government Bond, 3.00%, 03/21/47	05/25/17	8,489	8,577	0.2
Bio City Development Co. BV, 0.00%, 07/06/18	08/26/11	708	192	—
Bundesrepublik Deutschland, 0.00%, 08/15/26	10/25/16	17,812	18,047	0.5
Delta Topco Ltd., 2.00%, 07/23/19	02/06/17	195	229	—
Domo Inc. - Series E	03/27/14	5,514	5,781	0.2
Dropbox Inc. - Series C	01/28/14	7,795	3,326	0.1
Grand Rounds Inc. - Series C	04/01/15	1,774	1,942	0.1
Indonesia Government International Bond, 4.88%, 05/05/21	11/29/16	1,009	1,024	—
Inversiones Alsacia SA, 0.00%, 12/31/18	12/31/14	1,892	82	—
Jawbone Health Hub Inc.	01/31/17	—	267	—
Liberty Media Group	02/06/17	405	472	—
Logistics UK 2015 Plc, Series 2015-F-1A, 3.90%, 08/20/18	08/04/15	3,211	2,718	0.1
Lookout Inc. - Series F	09/22/14	3,242	2,826	0.1
Lookout Inc.	03/05/15	237	13	—
Palantir Technologies Inc.	03/27/14	3,142	4,105	0.1
REI Agro Ltd., 0.00%, 11/13/14	08/26/12	184	1	—
REI Agro Ltd., 0.00%, 11/13/14	05/13/14	606	2	—
Telefonica Participaciones SAU, 4.90%, 09/25/17	09/12/14	756	743	—
Telefonica SA, 6.00%, 07/24/17	07/18/14	1,758	1,404	—
TFS Corp. Ltd., 8.75%, 08/01/23	07/21/16	9,935	8,855	0.2
Uber Technologies Inc.	06/09/14	4,702	16,332	0.4
United Kingdom Gilt Treasury Bond, 2.75%, 09/07/24	05/30/17	28,786	28,784	0.7
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	10/16/15	1,272	1,321	—
		$169,528	$159,915	4.1%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro STOXX 50	(36)	September 2017	EUR	(1,274)	$12	$45
FTSE 100 Index	(5)	September 2017	GBP	(373)	3	13
NASDAQ 100 E-Mini	45	September 2017		5,175	—	(87)
Russell 2000 Mini Index	(477)	September 2017		(33,587)	88	(144)
S&P 500 E-Mini Index	(17)	September 2017		(2,073)	(1)	15
SGX Nifty 50 Index	331	July 2017		6,324	(7)	(23)
Yen Denominated Nikkei 225	(64)	September 2017	JPY	(640,555)	(25)	(13)
					$70	$(194)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	3.03%	04/19/27		63,914	$94	$(1,037)
3-Month LIBOR	Paying	2.40%	03/07/23		48,038	(95)	670
6-Month Euribor	Receiving	0.42%	03/07/23	EUR	42,514	42	92
6-Month Euribor	Receiving	0.37%	08/15/26	EUR	16,402	37	699
						$78	$424

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Wynn Resorts Ltd.	Call	140.00	09/15/17	39	$23
					$23

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Foreign Currency Options
Brazilian Real versus USD	BNP	Call	BRL	3.19	10/27/17		12,243,000	$794
British Pound versus USD	JPM	Call		1.28	08/21/17	GBP	23,731,037	712
Euro versus USD	BCL	Call		1.19	05/18/18	EUR	48,758,387	996
Euro versus USD	BNP	Call		1.14	09/14/17	EUR	24,513,868	434
Euro versus USD	UBS	Call		1.14	09/27/17	EUR	24,692,192	485
Euro versus USD	UBS	Call		1.20	03/27/18	EUR	96,058,505	1,283
Euro versus USD	UBS	Call		1.14	09/08/17	EUR	24,369,744	481
								$5,185
Index Options
Euro Stoxx 50 Index	CIT	Call	EUR	3,650.00	12/15/17		3,059	$167
Euro Stoxx 50 Index	DUB	Call	EUR	3,426.55	09/21/18		1,006	229
Tokyo Price Index	GSC	Call	JPY	1,600.00	07/14/17		1,184,275	237
Tokyo Price Index	SGB	Call	JPY	1,600.00	08/10/17		1,212,468	350
Tokyo Price Index	UBS	Call	JPY	1,600.00	09/08/17		805,568	304
								$1,287
Interest Rate Swaptions
3-Month LIBOR	BOA	Call		2.06%	09/05/17		49,343,678	$130
3-Month LIBOR	BOA	Call		2.10	10/16/17		49,514,789	267
3-Month LIBOR	GSC	Put		2.75	05/02/18		11,525,070	438
6-Month British Bankers' Association Yen LIBOR	DUB	Put		1.07	04/04/18	JPY	489,328,000	—
6-Month Euribor	GSC	Put		1.50	07/10/17	EUR	9,063,000	144
6-Month Euribor	GSC	Put		0.46	10/03/17	EUR	97,160,094	227
								$1,206
Options on Securities
Aflac Inc.	GSC	Call		85.00	01/19/18		59,192	$55
Allstate Corp.	GSC	Call		80.00	01/19/18		21,864	221
BB&T Corp.	GSC	Call		40.00	01/19/18		42,458	264
BP Plc	UBS	Call		40.00	01/18/19		327,306	295
Capital One Financial Corp.	GSC	Call		80.00	01/19/18		43,463	324
Charles Schwab Corp.	GSC	Call		40.00	01/19/18		69,350	360
Chevron Corp.	UBS	Call		125.00	01/18/19		103,786	209
CIT Group Inc.	GSC	Call		42.00	01/19/18		26,120	207
CME Group Inc.	GSC	Call		115.00	01/19/18		24,335	304
ConocoPhillips Co.	UBS	Call		52.50	01/18/19		110,543	260
ConocoPhillips Co.	UBS	Call		52.50	01/18/19		59,598	140
E*TRADE Financial Corp.	GSC	Call		35.00	01/19/18		93,156	489
ETFS Gold Trust ‡	MSC	Call		125.00	09/15/17		122,028	113
Exxon Mobil Corp.	UBS	Call		95.00	01/18/19		70,562	97
Fifth Third Bancorp	GSC	Call		25.00	01/19/18		69,350	172
Franklin Resources Inc.	GSC	Call		45.00	01/19/18		100,150	273
Manulife Financial Corp.	GSC	Call	CAD	22.00	01/19/18		86,766	177
MetLife Inc.	GSC	Call		52.50	01/19/18		69,350	333
Occidental Petroleum Corp.	UBS	Call		75.00	01/18/19		151,640	206
Royal Dutch Shell Plc	UBS	Call		60.00	01/18/19		186,830	215
Schlumberger Ltd.	UBS	Call		90.00	01/18/19		102,138	88
SPDR Gold Shares ETF ‡	JPM	Call		122.00	10/20/17		84,617	139
SPDR Gold Shares ETF ‡	JPM	Call		120.00	11/17/17		104,386	295
SPDR Gold Shares ETF ‡	MSC	Call		121.00	08/18/17		102,084	77
SPDR Gold Shares ETF ‡	MSC	Call		123.00	07/21/17		63,345	7
SPDR Gold Shares ETF ‡	MSC	Call		122.00	09/29/17		135,969	173
SPDR Gold Shares ETF ‡	MSC	Call		121.00	07/21/17		108,052	27
SPDR Gold Shares ETF ‡	MSC	Call		120.00	12/15/17		99,237	336
Suncor Energy Inc.	UBS	Call		35.00	01/18/19		220,371	280
SunTrust Banks Inc.	GSC	Call		55.00	01/19/18		59,562	286
Synchrony Financial	GSC	Call		35.00	01/19/18		110,928	89
TD Ameritrade Holding Corp.	GSC	Call		40.00	01/19/18		111,102	533
Total SA	UBS	Call		60.00	01/18/19		225,054	197
Travelers Cos. Inc.	GSC	Call		135.00	01/19/18		40,313	65
Wells Fargo & Co.	GSC	Call		55.00	01/19/18		145,683	488
								$7,794

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Wynn Resorts Ltd.	Put	125.00	09/15/17	39	$(18)
					$(18)

OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price		Exercise Price		Expiration	Notional/ Contracts†	Value
Barrier Options
Euro Stoxx 50 Index	DUB	Put	Down-and-In	EUR	2,165.83	EUR	2,586.07	09/21/18	1,006	$(11)
										$(11)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Foreign Currency Options
Brazilian Real versus USD	BNP	Call	BRL	3.55	10/27/17		24,486,000	$(374)
Brazilian Real versus USD	BNP	Put	BRL	3.00	10/27/17		12,243,000	(14)
British Pound versus USD	JPM	Call		1.34	08/21/17	GBP	47,462,074	(175)
Euro versus USD	UBS	Put		1.07	09/08/17	EUR	24,369,744	(9)
South African Rand versus USD	DUB	Call	ZAR	13.95	08/24/17		12,205,614	(105)
								$(677)
Index Options
Tokyo Price Index	SGB	Call	JPY	1,700.00	08/10/17		1,212,468	$(19)
Tokyo Price Index	UBS	Call	JPY	1,750.00	09/08/17		805,568	(12)
Tokyo Price Index	GSC	Put	JPY	1,475.00	07/14/17		592,137	(1)
								$(32)
Interest Rate Swaptions
3-Month LIBOR	BOA	Call		1.81%	09/05/17		49,343,678	$(24)
3-Month LIBOR	BOA	Call		1.85	10/16/17		49,514,789	(84)
3-Month LIBOR	BOA	Put		2.51	09/05/17		49,343,678	(162)
3-Month LIBOR	BOA	Put		2.42	10/16/17		49,514,789	(433)
3-Month LIBOR	GSC	Put		2.70	11/02/17		59,246,428	(389)
3-Month LIBOR	GSC	Put		2.50	05/02/18		52,721,067	(282)
6-Month Euribor	GSC	Put		0.76	10/03/17	EUR	97,160,094	(29)
								$(1,403)
Options on Securities
BP Plc	UBS	Put		25.00	01/18/19		327,306	$(313)
Chevron Corp.	UBS	Put		80.00	01/18/19		103,786	(335)
ConocoPhillips Co.	UBS	Put		35.00	01/18/19		59,598	(136)
ConocoPhillips Co.	UBS	Put		35.00	01/18/19		110,543	(253)
ETFS Gold Trust ‡	MSC	Call		140.00	09/15/17		122,028	(10)
Exxon Mobil Corp.	UBS	Put		60.00	01/18/19		70,562	(122)
Occidental Petroleum Corp.	UBS	Put		45.00	01/18/19		151,640	(334)
Royal Dutch Shell Plc	UBS	Put		40.00	01/18/19		186,830	(271)
Schlumberger Ltd.	UBS	Put		60.00	01/18/19		102,138	(508)
SPDR Gold Shares ETF ‡	JPM	Call		146.00	10/20/17		84,615	(7)
SPDR Gold Shares ETF ‡	JPM	Call		137.00	11/17/17		104,386	(34)
SPDR Gold Shares ETF ‡	MSC	Call		137.00	12/15/17		99,237	(5)
SPDR Gold Shares ETF ‡	JPM	Put		105.00	10/20/17		84,615	(18)
SPDR Gold Shares ETF ‡	JPM	Put		103.00	11/17/17		104,386	(25)
SPDR Gold Shares ETF ‡	MSC	Put		105.00	09/29/17		135,969	(21)
Suncor Energy Inc.	UBS	Put		25.00	01/18/19		220,371	(459)
Total SA	UBS	Put		40.00	01/18/19		225,054	(444)
								$(3,295)

Summary of Written Options
	Number of Contracts†	Notional† EUR	Notional† GBP	Notional† NZD	Notional† USD	Premiums
Options outstanding at December 31, 2016	1,518,376	142,342,397	—	32,763,908	554,133,212	$8,408
Options written during the period	7,632,857	216,936,429	47,462,074	—	2,007,846,805	15,960
Options closed during the period	(3,234,628)	(198,849,137)	—	—	(1,957,065,375)	(11,310)
Options exercised during the period	(97,551)	—	—	—	(11,487,261)	(776)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Options expired during the period	(914,772)	(38,899,851)	—	(32,763,908)	(234,808,338)	(5,022)
Options outstanding at June 30, 2017	4,904,282	121,529,838	47,462,074	—	358,619,043	$7,260

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/USD	DUB	08/31/17	EUR	11,205	$12,837	$210
EUR/USD	UBS	09/14/17	EUR	11,205	12,847	203
EUR/USD	GSC	10/12/17	EUR	8,592	9,867	90
EUR/USD	UBS	10/19/17	EUR	8,504	9,770	69
EUR/PLN	DUB	09/26/17	PLN	(14,618)	(3,943)	(7)
EUR/PLN	DUB	09/26/17	PLN	(21,754)	(5,869)	2
NOK/USD	MSC	07/27/17	NOK	30,203	3,620	90
PLN/USD	DUB	07/03/17	PLN	36,060	9,731	51
USD/AUD	DUB	09/29/17	AUD	(4,581)	(3,517)	(98)
USD/AUD	CIT	10/12/17	AUD	(11,782)	(9,044)	(346)
USD/AUD	GSC	10/12/17	AUD	(11,616)	(8,917)	(347)
USD/CAD	CSI	07/05/17	CAD	(232)	(177)	—
USD/CAD	GSC	07/05/17	CAD	(2)	(1)	—
USD/EUR	MSC	07/05/17	EUR	(346)	(395)	—
USD/JPY	BCL	07/05/17	JPY	(108,439)	(965)	—
USD/JPY	GSC	07/05/17	JPY	(67,436)	(600)	2
USD/NZD	UBS	09/07/17	NZD	(12,732)	(9,319)	(529)
USD/NZD	JPM	10/19/17	NZD	(13,425)	(9,818)	(589)
					$6,107	$(1,199)

OTC Cross-Currency Swap Agreements

Receive Rate[7]	Pay Rate[7]	Counterparty	Expiration	Notional† Received	Notional† Delivered		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed rate of 1.84%	Fixed rate of 0.10%	BOA	03/15/18	7,271	JPY	(818,550)	$—	$28
Fixed rate of 1.96%	Fixed rate of 0.10%	BOA	03/15/18	10,921	JPY	(1,238,400)	—	(24)
Fixed rate of 2.01%	Fixed rate of 0.10%	BOA	10/15/18	26,035	JPY	(2,693,300)	—	2,202
							$—	$2,206

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	973	$131
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	881	82
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	1,623	143
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	583	127
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,244	261
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,149	232
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/27/19	EUR	914	173
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	626	144
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	339	75
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	994	93
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/23/20	EUR	250	59
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	1,018	224
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	337	77
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	289	67
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	553	(8)
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	475	70
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	502	25

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	543	(13)
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	534	(2)
Nikkei Dividend Future, Expiration April 2018	BNP	N/A	04/02/18	JPY	200,250	169
Nikkei Dividend Future, Expiration April 2018	BNP	N/A	04/02/18	JPY	198,306	187
Nikkei Dividend Future, Expiration April 2019	BNP	N/A	03/29/19	JPY	103,125	146
Nikkei Dividend Future, Expiration April 2019	BNP	N/A	04/01/19	JPY	211,978	311
Nikkei Dividend Future, Expiration April 2019	BNP	N/A	04/01/19	JPY	105,600	124
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	139,600	260
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	03/31/20	JPY	104,880	193
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	173,400	372
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	31,040	27
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	34,695	33
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	68,895	70
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	135,800	119
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	50,580	5
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	51,120	5
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	137,550	116
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	71,730	51
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	71,550	52
Nikkei Dividend Future, Expiration April 2023	BNP	N/A	04/03/23	JPY	50,760	15
S&P 500 Annual Dividend Index Future, Expiration December 2018	BNP	N/A	12/21/18		2,431	283
S&P 500 Annual Dividend Index Future, Expiration December 2021	BNP	N/A	12/17/21		1,287	212
S&P 500 Annual Dividend Index Future, Expiration December 2020	GSC	N/A	12/18/20		995	144
						$4,854

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

7Payments delivered or received are based on the notional amount.

‡All or a portion of the derivative instrument is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.7%
Consumer Discretionary 20.2%
Amazon.com Inc. (a)	236	$228,593
Dollar Tree Inc. (a)	365	25,503
Domino's Pizza Inc.	169	35,669
Home Depot Inc.	400	61,375
Netflix Inc. (a)	522	78,053
Nike Inc. - Class B	774	45,695
Priceline Group Inc. (a)	50	93,466
Ulta Beauty Inc. (a)	102	29,384
		597,738
Consumer Staples 3.4%
Constellation Brands Inc. - Class A	437	84,611
Dr. Pepper Snapple Group Inc.	192	17,493
		102,104
Energy 0.8%
Pioneer Natural Resources Co.	150	23,901
Financials 7.2%
Bank of America Corp.	2,789	67,665
Berkshire Hathaway Inc. - Class B (a)	250	42,301
First Republic Bank	425	42,498
S&P Global Inc.	81	11,800
SunTrust Banks Inc.	272	15,447
SVB Financial Group (a)	80	14,062
Wells Fargo & Co.	330	18,307
		212,080
Health Care 16.4%
Alexion Pharmaceuticals Inc. (a)	723	88,013
Becton Dickinson & Co.	227	44,228
Biogen Inc. (a)	185	50,176
Boston Scientific Corp. (a)	1,741	48,259
Celgene Corp. (a)	458	59,462
Regeneron Pharmaceuticals Inc. (a)	32	15,781
UnitedHealth Group Inc.	737	136,637
Vertex Pharmaceuticals Inc. (a)	115	14,881
Zoetis Inc. - Class A	428	26,704
		484,141
Industrials 6.1%
Acuity Brands Inc.	278	56,439
Equifax Inc.	428	58,764
Roper Industries Inc.	131	30,262
TransDigm Group Inc.	128	34,459
		179,924
Information Technology 40.8%
Activision Blizzard Inc.	588	33,846
Adobe Systems Inc. (a)	343	48,556
Advanced Micro Devices Inc. (a) (b)	1,681	20,978
Alibaba Group Holding Ltd. - ADS (a)	311	43,847
Alphabet Inc. - Class A (a)	224	207,806
Apple Inc.	373	53,789
ASML Holding NV - ADR	347	45,186
Autodesk Inc. (a)	597	60,150

	Shares/Par†	Value
Broadcom Ltd.	242	56,513
Cognizant Technology Solutions Corp. - Class A	472	31,357
Facebook Inc. - Class A (a)	612	92,338
Global Payments Inc.	446	40,279
Microsoft Corp.	2,375	163,691
Nvidia Corp.	174	25,081
PayPal Holdings Inc. (a)	313	16,784
Salesforce.com Inc. (a)	161	13,970
Snap Inc. - Class A (a) (b)	972	17,279
Tencent Holdings Ltd.	2,824	101,403
Teradyne Inc.	576	17,288
Visa Inc. - Class A	1,127	105,708
Zendesk Inc. (a)	343	9,518
		1,205,367
Materials 2.3%
Monsanto Co.	243	28,788
Sherwin-Williams Co.	114	40,152
		68,940
Real Estate 2.1%
Equinix Inc.	85	36,482
SBA Communications Corp. (a)	187	25,192
		61,674
Telecommunication Services 0.4%
Zayo Group Holdings Inc. (a)	422	13,045
Total Common Stocks (cost $2,361,616)		2,948,914
PREFERRED STOCKS 0.3%
Information Technology 0.3%
Palantir Technologies Inc. (a) (c) (d) (e)	1,246	9,982
Total Preferred Stocks (cost $7,639)		9,982
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (f) (g)	4,190	4,190
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 0.88% (f) (g)	17,804	17,804
Total Short Term Investments (cost $21,994)		21,994
Total Investments 100.8% (cost $2,391,249)		2,980,890
Other Assets and Liabilities, Net (0.8)%		(23,972)
Total Net Assets 100.0%		$2,956,918

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Palantir Technologies Inc.	02/10/14	$7,639	$9,982	0.3%
		$7,639	$9,982	0.3%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/BlackRock Natural Resources Fund
COMMON STOCKS 98.0%
Consumer Discretionary 0.6%
Murphy USA Inc. (a)	63	$4,645
Energy 86.9%
Anadarko Petroleum Corp.	501	22,711
Antero Resources Corp. (a)	63	1,364
Apache Corp.	303	14,529
Baker Hughes Inc.	260	14,152
Birchcliff Energy Ltd. (b)	606	2,858
Cabot Oil & Gas Corp.	914	22,935
Canadian Natural Resources Ltd. (b)	712	20,559
Carrizo Oil & Gas Inc. (a)	262	4,563
Cenovus Energy Inc.	375	2,768
Chevron Corp.	384	40,087
Cimarex Energy Co.	156	14,678
CNOOC Ltd. - ADR	35	3,874
Concho Resources Inc. (a)	69	8,351
ConocoPhillips Co.	192	8,460
CONSOL Energy Inc. (a)	164	2,453
Crew Energy Inc. (a)	632	1,954
Devon Energy Corp.	726	23,207
Diamondback Energy Inc. (a)	58	5,111
Dril-Quip Inc. (a)	138	6,742
EnCana Corp.	259	2,276
EOG Resources Inc.	726	65,758
EQT Corp.	308	18,035
Exxon Mobil Corp.	103	8,339
Halliburton Co.	805	34,371
Helmerich & Payne Inc. (b)	264	14,325
Hess Corp.	380	16,671
Husky Energy Inc. (a)	218	2,474
Kosmos Energy Ltd. (a)	356	2,279
Marathon Oil Corp.	610	7,233
Marathon Petroleum Corp.	488	25,525
Murphy Oil Corp.	138	3,540
National Oilwell Varco Inc.	144	4,738
Newfield Exploration Co. (a)	236	6,724
Noble Energy Inc.	467	13,211
Occidental Petroleum Corp.	453	27,098
Patterson-UTI Energy Inc.	370	7,468
Phillips 66	152	12,549
Pioneer Natural Resources Co.	212	33,852
Range Resources Corp.	401	9,286
Rowan Cos. Plc - Class A (a)	200	2,044

	Shares/Par†	Value
Royal Dutch Shell Plc - Class A - ADR	458	24,355
Schlumberger Ltd.	441	29,041
Southwestern Energy Co. (a)	118	717
Suncor Energy Inc.	1,184	34,581
TechnipFMC Plc (a)	482	13,100
Total SA - ADR	427	21,156
Valero Energy Corp.	311	20,987
Weatherford International Plc (a) (b)	252	975
Whiting Petroleum Corp. (a)	295	1,626
Williams Cos. Inc.	108	3,271
		688,961
Materials 10.5%
Agnico-Eagle Mines Ltd.	48	2,174
BHP Billiton Ltd.	391	7,021
Dow Chemical Co.	251	15,861
EI du Pont de Nemours & Co.	38	3,039
Eldorado Gold Corp.	1,199	3,181
Franco-Nevada Corp.	193	13,906
Goldcorp Inc.	499	6,434
HudBay Minerals Inc.	425	2,458
Newcrest Mining Ltd.	421	6,532
Newmont Mining Corp.	94	3,049
Praxair Inc.	40	5,356
Ramaco Resources Inc. (a) (b)	140	847
Southern Copper Corp.	388	13,452
		83,310
Total Common Stocks (cost $888,898)		776,916
SHORT TERM INVESTMENTS 4.1%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	15,139	15,139
Securities Lending Collateral 2.2%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	17,292	17,292
Total Short Term Investments (cost $32,431)		32,431
Total Investments 102.1% (cost $921,329)		809,347
Other Assets and Liabilities, Net (2.1)%		(16,427)
Total Net Assets 100.0%		$792,920

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/CAD	SSB	07/05/17	CAD	(50)	$(39)	$—
					$(39)	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Boston Partners Global Long Short Equity Fund *
COMMON STOCKS 96.7%
Consumer Discretionary 9.4%
Brunswick Corp. (a)	110	$6,886
Comcast Corp. - Class A (a)	283	11,004
Suzuki Motor Corp.	184	8,803
Other Securities		35,782
		62,475
Consumer Staples 6.9%
Coca-Cola Bottlers Japan Inc.	234	6,771
Nomad Holdings Ltd. (a) (b)	456	6,441
Seven & I Holdings Co. Ltd.	126	5,214
WH Group Ltd.	12,041	12,194
Other Securities		15,238
		45,858
Energy 6.0%
Boardwalk Pipeline Partners LP (a)	161	2,906
Diamondback Energy Inc. (b)	76	6,765
EQT Corp. (a)	107	6,294
Parsley Energy Inc. - Class A (a) (b)	195	5,411
Pioneer Natural Resources Co. (a)	42	6,765
Tesoro Corp.	67	6,250
Viper Energy Partners LP	10	149
Other Securities		5,210
		39,750
Financials 17.2%
American Express Co.	62	5,242
Berkshire Hathaway Inc. - Class B (a) (b)	42	7,085
Chubb Ltd. (a)	101	14,650
Citigroup Inc.	142	9,521
Lloyds Banking Group Plc	7,986	6,893
Loews Corp. (a)	58	2,731
Tokio Marine Holdings Inc.	147	6,145
Wells Fargo & Co.	148	8,190
Other Securities		53,141
		113,598
Health Care 12.7%
Anthem Inc. (a)	67	12,639
Laboratory Corp. of America Holdings (a) (b)	66	10,245
Merck & Co. Inc. (a) (c)	210	13,443
Quest Diagnostics Inc. (a)	47	5,176
Roche Holding AG	29	7,280
Shire Plc	110	6,069
Other Securities		29,003
		83,855
Industrials 15.0%
Eaton Corp. Plc	100	7,786
General Electric Co.	344	9,288
Koninklijke Philips Electronics NV	170	6,070
Raytheon Co. (a)	62	9,992
Siemens AG	60	8,300
Teleperformance	58	7,469
Vinci SA	68	5,784
	Shares/Par†	Value
Other Securities		44,688
		99,377
Information Technology 18.4%
Alphabet Inc. - Class C (a) (b)	13	11,774
Capgemini SA	70	7,253
DXC Technology Co.	100	7,700
eBay Inc. (a) (b)	234	8,168
Flextronics International Ltd. (a) (b)	705	11,495
Leidos Holdings Inc.	134	6,951
Microsoft Corp.	236	16,279
Oracle Corp. (a)	220	11,026
Samsung Electronics Co. Ltd.	2	4,560
Other Securities		36,700
		121,906
Materials 8.1%
CRH Plc	285	10,181
Dow Chemical Co. (a)	86	5,428
LafargeHolcim Ltd.	90	5,193
RPC Group Plc	528	5,185
WestRock Co. (a)	93	5,246
Other Securities		22,565
		53,798
Telecommunication Services 3.0%
Nippon Telegraph & Telephone Corp.	204	9,657
Vodafone Group Plc	1,816	5,166
Other Securities		5,146
		19,969
Total Common Stocks (cost $579,766)		640,586
PREFERRED STOCKS 2.0%
Consumer Discretionary 0.7%
Other Securities		4,941
Information Technology 1.3%
Samsung Electronics Co. Ltd.	5	8,253
Total Preferred Stocks (cost $10,483)		13,194
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (d) (e)	9,285	9,285
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (e)	3,846	3,846
Total Short Term Investments (cost $13,131)		13,131
Total Investments 100.7% (cost $603,380)		666,911
Total Securities Sold Short (43.2)% (proceeds $263,039)		(286,250)
Other Derivative Instruments (0.2)%		(1,042)
Other Assets and Liabilities, Net 42.7%		282,539
Total Net Assets 100.0%		$662,158

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (43.2%)
COMMON STOCKS (43.2%)
Consumer Discretionary (8.6%)
Asics Corp.	(122)	$(2,278)
Benesse Holdings Inc.	(55)	(2,082)
Buffalo Wild Wings Inc.	(9)	(1,138)
Carmax Inc.	(47)	(2,974)
Cie Financiere Richemont SA	(26)	(2,125)
Cineplex Inc.	(78)	(3,183)
Columbia Sportswear Co.	(29)	(1,709)
Cracker Barrel Old Country Store Inc.	(19)	(3,176)
CyberAgent Inc.	(59)	(1,847)
Domino's Pizza Enterprises Ltd.	(40)	(1,585)
Dorman Products Inc.	(14)	(1,193)
Ferrari NV	(23)	(1,957)
Fox Factory Holding Corp.	(44)	(1,578)
	Shares/Par†	Value
Gildan Activewear Inc.	(51)	(1,553)
Harley-Davidson Inc.	(45)	(2,425)
Kingfisher Plc	(751)	(2,942)
Kohl's Corp.	(55)	(2,111)
Manchester United Plc - Class A	(100)	(1,625)
Netflix Inc.	(17)	(2,536)
Ocado Group Plc	(649)	(2,448)
Shenzhou International Group Holdings Ltd.	(306)	(2,019)
Shimano Inc.	(11)	(1,760)
Singapore Press Holdings Ltd.	(1,252)	(2,940)
Tesla Inc.	(10)	(3,574)
Thor Industries Inc.	(19)	(1,970)
Wayfair Inc. - Class A	(30)	(2,337)
		(57,065)
Consumer Staples (3.5%)
AEON Co. Ltd.	(87)	(1,323)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Carrefour SA	(77)	(1,949)
Casey's General Stores Inc.	(19)	(2,002)
Coca-Cola Amatil Ltd.	(343)	(2,431)
Colruyt SA	(43)	(2,280)
FamilyMart UNY Holdings Co. Ltd.	(35)	(2,001)
Lindt & Spruengli AG	—	(2,093)
Nissin Foods Holdings Co. Ltd.	(30)	(1,876)
Salmar ASA	(64)	(1,590)
Tootsie Roll Industries Inc.	(47)	(1,648)
Wesfarmers Ltd.	(120)	(3,692)
		(22,885)
Energy (3.3%)
Amec Foster Wheeler Plc	(314)	(1,919)
Apache Corp.	(55)	(2,652)
Fugro NV - CVA	(90)	(1,336)
Hess Corp.	(58)	(2,531)
Kinder Morgan Inc.	(87)	(1,673)
Laredo Petroleum Holdings Inc.	(213)	(2,238)
National Oilwell Varco Inc.	(75)	(2,461)
Neste Oil Oyj	(56)	(2,228)
Schlumberger Ltd.	(29)	(1,927)
Statoil ASA	(160)	(2,663)
		(21,628)
Financials (4.5%)
Bank of East Asia Ltd.	(502)	(2,162)
Bankinter SA	(167)	(1,540)
Cincinnati Financial Corp.	(54)	(3,878)
Community Bank System Inc.	(53)	(2,936)
Cullen/Frost Bankers Inc.	(26)	(2,482)
FactSet Research Systems Inc.	(11)	(1,794)
Hargreaves Lansdown Plc	(145)	(2,453)
Mercury General Corp.	(50)	(2,677)
National Australia Bank Ltd.	(75)	(1,708)
RLI Corp.	(61)	(3,319)
UMB Financial Corp.	(36)	(2,687)
Westamerica Bancorp	(44)	(2,439)
		(30,075)
Health Care (4.0%)
Elekta AB - Class B	(255)	(2,419)
Eli Lilly & Co.	(40)	(3,281)
GW Pharmaceuticals Plc - ADS	(14)	(1,437)
Haemonetics Corp.	(44)	(1,719)
Healthscope Ltd.	(1,462)	(2,491)
Hisamitsu Pharmaceutical Co. Inc.	(52)	(2,517)
Idexx Laboratories Inc.	(18)	(2,871)
Juno Therapeutics Inc.	(55)	(1,637)
Kite Pharma Inc.	(19)	(1,991)
Mediclinic International Plc	(128)	(1,232)
Taisho Pharmaceutical Holdings Co. Ltd.	(21)	(1,615)
TESARO Inc.	(9)	(1,315)
Vertex Pharmaceuticals Inc.	(16)	(2,032)
		(26,557)
Industrials (8.7%)
Airbus SE	(23)	(1,878)
Brambles Ltd.	(181)	(1,358)
Flowserve Corp.	(33)	(1,531)
GEA Group AG	(107)	(4,410)
Geberit AG	(3)	(1,571)
	Shares/Par†	Value
Grafton Group Plc	(210)	(1,928)
Heartland Express Inc.	(84)	(1,744)
Japan Airport Terminal Co. Ltd.	(17)	(635)
Middleby Corp.	(15)	(1,830)
MTU Aero Engines Holding AG	(14)	(1,988)
Multi-Color Corp.	(35)	(2,819)
Ritchie Bros. Auctioneers Inc.	(89)	(2,552)
Rockwell Automation Inc.	(19)	(3,107)
Rollins Inc.	(64)	(2,601)
SembCorp Marine Ltd.	(1,056)	(1,266)
SGS SA	(1)	(2,711)
Singapore Airlines Ltd.	(306)	(2,251)
Singapore Airport Terminal Services Ltd.	(734)	(2,725)
Sohgo Security Services Co. Ltd.	(35)	(1,597)
TransDigm Group Inc.	(8)	(2,106)
Travis Perkins Plc	(132)	(2,504)
Trex Co. Inc.	(36)	(2,448)
Verisk Analytics Inc.	(44)	(3,743)
Wabtec Corp.	(28)	(2,567)
Wartsila Oyj	(26)	(1,541)
Weir Group Plc	(100)	(2,264)
		(57,675)
Information Technology (6.4%)
Arista Networks Inc.	(21)	(3,133)
Blackbaud Inc.	(33)	(2,846)
Cognex Corp.	(28)	(2,360)
Cornerstone OnDemand Inc.	(55)	(1,968)
CoStar Group Inc.	(10)	(2,651)
F5 Networks Inc.	(13)	(1,605)
Gemalto NV	(35)	(2,080)
Hexagon AB - Class B	(59)	(2,808)
Infineon Technologies AG	(71)	(1,507)
Infosys Technologies Ltd. - ADR	(136)	(2,046)
Murata Manufacturing Co. Ltd.	(9)	(1,360)
National Instruments Corp.	(57)	(2,289)
Palo Alto Networks Inc.	(17)	(2,286)
Proofpoint Inc.	(21)	(1,857)
Ricoh Co. Ltd.	(188)	(1,668)
Snap Inc. - Class A	(50)	(888)
Ultimate Software Group Inc.	(15)	(3,079)
Wipro Ltd. - ADR	(555)	(2,884)
Workday Inc. - Class A	(34)	(3,322)
		(42,637)
Materials (3.7%)
Antofagasta Plc	(172)	(1,797)
AptarGroup Inc.	(35)	(3,013)
Balchem Corp.	(16)	(1,277)
Ball Corp.	(85)	(3,606)
Chr Hansen Holding A/S	(34)	(2,446)
Hecla Mining Co.	(275)	(1,404)
James Hardie Industries SE - CDI	(166)	(2,628)
NewMarket Corp.	(4)	(2,039)
Sonoco Products Co.	(65)	(3,342)
Vulcan Materials Co.	(25)	(3,130)
		(24,682)
Real Estate (0.5%)
Equinix Inc.	(7)	(3,046)
Total Common Stocks (proceeds $263,039)		(286,250)
Total Securities Sold Short (43.2%) (proceeds $263,039)		$(286,250)

Summary of Investments by Country^	Total Long Term Investments
Argentina	0.5%
China	0.5
France	3.7
Germany	5.0
Hong Kong	1.9
India	1.4
Indonesia	0.5
Ireland	1.6
Italy	0.5
Japan	10.0

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Summary of Investments by Country^	Total Long Term Investments
Mexico	1.2
Netherlands	1.4
Norway	0.4
South Korea	2.3
Switzerland	3.5
United Kingdom	9.0
United States of America	56.6
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Merck & Co. Inc.	Call	62.50	01/19/18	1,170	$(491)
					$(491)

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2016	3,537	$1,090
Options written during the period	3,598	1,457
Options closed during the period	(1,170)	(456)
Options exercised during the period	(4,307)	(1,444)
Options expired during the period	(488)	(189)
Options outstanding at June 30, 2017	1,170	$459

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
SGD/USD	BBH	07/05/17	SGD	1,241	$901	$—
USD/GBP	BBH	07/05/17	GBP	(368)	(479)	(1)
USD/JPY	BBH	07/03/17	JPY	(33,802)	(300)	1
USD/NOK	BBH	07/05/17	NOK	(6,768)	(811)	(2)
					$(689)	$(2)

OTC Contracts for Difference
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)

Aeroports de Paris	GSI	Euro Overnight Index Average -0.40%	TBD	(25)	EUR	(3,451)	$(20)
Aozora Bank Ltd.	GSI	Tokyo Overnight Average Rate -0.45%	TBD	(640)	JPY	(274,560)	(17)
Autoliv Inc.	GSI	Federal Fund Effective Rate -1.94%	TBD	(16)		(1,711)	(20)
Bemis Co. Inc.	GSI	Federal Fund Effective Rate -0.25%	TBD	(37)		(1,660)	(31)
Caterpillar Inc.	GSI	Federal Fund Effective Rate -0.25%	TBD	(25)		(2,674)	(10)
Coloplast A/S - Class B	GSI	Danish Krone LIBOR -0.40%	TBD	(32)	DKK	(18,935)	212
Feng Tay Enterprises Co., Ltd.	GSI	Federal Fund Effective Rate -3.91%	TBD	(423)		(1,705)	(166)
First Financial Bankshares Inc.	GSI	Federal Fund Effective Rate -1.44%	TBD	(80)		(3,255)	(278)
Hang Seng Bank Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(67)	HKD	(10,830)	(16)
Kakao Corp.	GSI	Federal Fund Effective Rate -2.75%	TBD	(17)		(1,493)	10
Kuehne + Nagel International AG	GSI	Tom/Next Indexed Swaps Rate -0.40%	TBD	(19)	CHF	(2,946)	(53)
Mattel Inc.	GSI	Federal Fund Effective Rate -0.25%	TBD	(73)		(1,455)	(110)
Next Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(30)	GBP	(1,193)	65
Paradise Co. Ltd.	GSI	Federal Fund Effective Rate -10.00%	TBD	(59)		(793)	51
Pearson Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(198)	GBP	(1,412)	53
Pennon Group Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(256)	GBP	(2,250)	175
Prosperity Bancshares Inc.	GSI	Federal Fund Effective Rate -0.25%	TBD	(40)		(2,585)	1
SeaWorld Entertainment Inc.	GSI	Federal Fund Effective Rate -0.25%	TBD	(76)		(1,185)	(47)
Tallgrass Energy GP	GSI	Federal Fund Effective Rate -0.48%	TBD	(114)		(2,615)	(281)
Vallourec S.A.	GSI	Euro Overnight Index Average -9.00%	TBD	(498)	EUR	(2,595)	(67)
							$(549)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Brookfield Global Infrastructure and MLP Fund
COMMON STOCKS 99.0%
Australia 1.7%
APA Group	2,527	$17,814
Brazil 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,482	14,104
Canada 12.9%
Enbridge Inc.	1,311	52,219
Pembina Pipeline Corp.	872	28,892
TransCanada Corp.	1,119	53,330
		134,441
China 0.5%
Beijing Enterprises Holdings Ltd.	1,123	5,435
Denmark 1.3%
DONG Energy A/S	289	13,060
France 6.4%
Aeroports de Paris	32	5,214
Eiffage SA	167	15,207
Groupe Eurotunnel SE	1,149	12,273
Vinci SA	399	34,155
		66,849
Hong Kong 0.6%
Hong Kong & China Gas Co. Ltd.	3,142	5,920
Italy 5.9%
Atlantia SpA	1,203	33,915
Enel SpA	3,870	20,811
Italgas SpA	1,395	7,046
		61,772
Japan 1.0%
Tokyo Gas Co. Ltd.	1,918	9,996
Mexico 3.1%
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	949	10,685
Infraestructura Energetica Nova SAB de CV - Class I	1,786	9,522
Promotora y Operadora de Infraestructura SAB de CV (a)	989	11,781
		31,988
New Zealand 1.3%
Auckland International Airport Ltd. (a)	2,610	13,645
Spain 4.1%
Ferrovial SA	1,525	33,966
Red Electrica Corp. SA	436	9,120
		43,086
Switzerland 1.2%
Flughafen Zuerich AG	50	12,252
	Shares/Par†	Value
United Kingdom 6.9%
National Grid Plc	3,205	39,789
Pennon Group Plc	1,260	13,575
Severn Trent Plc	637	18,137
		71,501
United States of America 50.7%
American Electric Power Co. Inc.	295	20,494
American Tower Corp.	475	62,886
American Water Works Co. Inc.	190	14,795
Boardwalk Pipeline Partners LP	587	10,568
Cheniere Energy Inc. (b)	377	18,349
CMS Energy Corp.	226	10,462
Crown Castle International Corp.	101	10,158
Edison International	474	37,054
Enbridge Energy Partners LP	556	8,902
Energy Transfer Equity LP	629	11,306
Energy Transfer Partners LP	1,840	37,523
Enterprise Products Partners LP	1,657	44,871
FirstEnergy Corp.	356	10,369
Kinder Morgan Inc.	2,345	44,932
MPLX LP	507	16,946
NiSource Inc.	285	7,217
Pattern Energy Group Inc. - Class A	460	10,971
PG&E Corp.	661	43,844
Phillips 66 Partners LP	193	9,513
Plains All American Pipeline LP	466	12,234
Rice Midstream Partners LP (a)	400	7,981
SBA Communications Corp. (b)	252	33,996
Targa Resources Corp.	76	3,455
Western Gas Partners LP	111	6,215
Williams Cos. Inc.	1,094	33,128
		528,169
Total Common Stocks (cost $965,458)		1,030,032
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	1,296	1,296
Total Short Term Investments (cost $1,296)		1,296
Total Investments 99.1% (cost $966,754)		1,031,328
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net 0.9%		9,641
Total Net Assets 100.0%		$1,040,965

(a) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/EUR	NTS	07/05/17	EUR	(3,325)	$(3,798)	$(4)
					$(3,798)	$(4)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.5%
Australia 1.0%
Westfield Corp.	2,128	$13,097
Canada 6.8%
Canadian Pacific Railway Ltd.	162	26,096
EnCana Corp.	3,218	28,312
Gildan Activewear Inc.	620	19,060
Manulife Financial Corp.	1,066	19,974
		93,442
China 7.5%
Baidu.com - Class A - ADR (a)	162	28,940
China Merchants Holdings International Co. Ltd.	3,854	10,716
China Mobile Ltd.	3,696	39,280
CNOOC Ltd.	21,685	23,876
		102,812
France 6.8%
BNP Paribas SA	189	13,696
Engie SA	2,215	33,579
Sanofi SA	37	3,534
Schneider Electric SE	553	42,656
		93,465
Germany 5.8%
BASF SE	382	35,493
Linde AG	83	15,703
SAP SE	274	28,615
		79,811
Ireland 0.4%
Allied Irish Banks Plc (b)	860	4,871
Italy 2.8%
Unicredit SpA (a)	2,076	38,859
Japan 13.7%
East Japan Railway Co.	401	38,437
Hitachi Ltd.	4,917	30,360
Japan Airlines Co. Ltd.	1,054	32,618
KDDI Corp.	1,569	41,583
Komatsu Ltd.	1,124	28,718
Sumitomo Mitsui Financial Group Inc.	439	17,212
		188,928
Luxembourg 0.8%
ArcelorMittal (a)	504	11,520
Netherlands 6.5%
Akzo Nobel NV	368	31,999
ING Groep NV	666	11,529
Royal Dutch Shell Plc - Class B	1,692	45,590
		89,118
South Korea 4.5%
Samsung Electronics Co. Ltd.	12	24,726
	Shares/Par†	Value
SK Telecom Co. Ltd.	159	37,036
		61,762
Spain 1.0%
CaixaBank SA	2,969	14,237
Sweden 0.9%
Alfa Laval AB	625	12,821
Switzerland 12.4%
ABB Ltd.	1,692	41,979
Cie Financiere Richemont SA	427	35,233
Novartis AG	476	39,696
Roche Holding AG	130	33,255
Zurich Insurance Group AG	72	20,981
		171,144
United Kingdom 21.6%
AstraZeneca Plc	286	19,168
Aviva Plc	4,058	27,856
Barclays Plc	14,184	37,514
BHP Billiton Plc	490	7,568
BP Plc	5,040	29,175
British American Tobacco Plc	616	42,009
Carnival Plc	415	27,473
Diageo Plc	524	15,507
GlaxoSmithKline Plc	1,231	26,273
Lloyds Banking Group Plc	22,870	19,739
SSE Plc	953	18,067
Vodafone Group Plc	9,352	26,598
		296,947
Total Common Stocks (cost $1,179,564)		1,272,834
PREFERRED STOCKS 4.7%
Germany 4.7%
Volkswagen AG	425	64,666
Total Preferred Stocks (cost $61,985)		64,666
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	32,419	32,419
Total Short Term Investments (cost $32,419)		32,419
Total Investments 99.5% (cost $1,273,968)		1,369,919
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net 0.5%		6,261
Total Net Assets 100.0%		$1,376,188

(a) Non-income producing security.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $4,871 and 0.4%, respectively.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
CAD/USD	SSB	07/05/17	CAD	2,217	$1,710	$4
CAD/USD	BNY	07/06/17	CAD	503	388	—
USD/CAD	SSB	07/05/17	CAD	(47)	(36)	—
USD/CHF	BNY	07/05/17	CHF	(1,372)	(1,431)	(1)
USD/JPY	SSB	07/03/17	JPY	(103,363)	(919)	2
USD/JPY	BNY	07/05/17	JPY	(113,899)	(1,013)	—
USD/JPY	SSB	07/05/17	JPY	(68,797)	(612)	3
					$(1,913)	$8

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Crescent High Income Fund * (a)
CORPORATE BONDS AND NOTES 84.6%
Consumer Discretionary 21.8%
Altice SA
7.75%, 05/15/22	2,500	2,653
AMC Networks Inc.
5.00%, 04/01/24	4,000	4,098
AV Homes Inc.
6.63%, 05/15/22	4,000	4,114
Cablevision Systems Corp.
5.88%, 09/15/22	4,500	4,706
CCO Holdings LLC
5.50%, 05/01/26	5,000	5,298
Cequel Communications Holdings I LLC
5.13%, 12/15/21	4,000	4,078
CSC Holdings LLC
5.25%, 06/01/24	2,400	2,449
DISH DBS Corp.
5.13%, 05/01/20	5,250	5,489
6.75%, 06/01/21	1,500	1,664
GLP Capital LP
5.38%, 04/15/26	3,500	3,813
KFC Holding Co.
5.25%, 06/01/26	4,500	4,731
4.75%, 06/01/27	550	561
Numericable Group SA
6.00%, 05/15/22	4,750	4,964
PNK Entertainment Inc.
5.63%, 05/01/24	4,000	4,166
Sabre GLBL Inc.
5.25%, 11/15/23	3,750	3,901
Scientific Games International Inc.
10.00%, 12/01/22	3,750	4,111
Sirius XM Radio Inc.
5.75%, 08/01/21	1,250	1,290
5.00%, 08/01/27	5,500	5,542
Univision Communications Inc.
5.13%, 05/15/23	3,250	3,274
5.13%, 02/15/25	1,000	990
VTR Finance BV
6.88%, 01/15/24	3,750	3,973
Wynn Las Vegas LLC
5.50%, 03/01/25	2,000	2,106
5.25%, 05/15/27	5,325	5,459
Other Securities		66,778
		150,208
Consumer Staples 4.3%
Cott Beverages Inc.
5.38%, 07/01/22	2,575	2,667
Cott Holdings Inc.
5.50%, 04/01/25	1,650	1,684
Dean Foods Co.
6.50%, 03/15/23	4,500	4,744
NBTY Inc.
7.63%, 05/15/21	3,000	3,181
Post Holdings Inc.
6.00%, 12/15/22	4,000	4,236
Vector Group Ltd.
6.13%, 02/01/25	5,200	5,393
Other Securities		7,564
		29,469
Energy 9.4%
Antero Resources Corp.
5.13%, 12/01/22	4,000	4,002
FTS International Inc.
8.75%, 06/15/20 (b)	4,000	3,974
Murphy Oil USA Inc.
6.00%, 08/15/23	2,575	2,714
5.63%, 05/01/27	1,775	1,850
Sunoco LP
6.38%, 04/01/23	3,600	3,803
Other Securities		48,144
		64,487
	Shares/Par†	Value
Financials 8.6%
Altice Financing SA
6.50%, 01/15/22 (c)	3,500	3,659
6.63%, 02/15/23	1,250	1,327
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,080
7.38%, 03/15/23	1,544	1,607
Diamond 1 Finance Corp.
7.13%, 06/15/24 (c)	4,500	4,947
Icahn Enterprises LP
6.00%, 08/01/20	1,825	1,878
5.88%, 02/01/22	1,700	1,738
6.25%, 02/01/22	1,175	1,228
SLM Corp.
5.50%, 01/15/19	4,000	4,164
5.50%, 01/25/23	1,500	1,518
Other Securities		34,277
		59,423
Health Care 6.1%
Community Health Systems Inc.
8.00%, 11/15/19 (c)	3,750	3,779
6.25%, 03/31/23	1,500	1,551
HCA Inc.
6.50%, 02/15/20	2,500	2,725
5.00%, 03/15/24	1,050	1,113
5.38%, 02/01/25	3,300	3,476
Tenet Healthcare Corp.
4.75%, 06/01/20	3,000	3,112
8.00%, 08/01/20 (c)	1,000	1,016
4.38%, 10/01/21	750	761
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,581
Other Securities		19,754
		41,868
Industrials 5.1%
Gibraltar Industries Inc.
6.25%, 02/01/21 (d)	3,850	3,983
United Rentals North America Inc.
5.75%, 11/15/24	2,500	2,624
5.50%, 07/15/25	1,500	1,574
Other Securities		27,027
		35,208
Information Technology 6.1%
First Data Corp.
7.00%, 12/01/23	5,000	5,337
j2 Cloud Services LLC
6.00%, 07/15/25	5,825	5,996
Other Securities		30,926
		42,259
Materials 10.5%
AK Steel Corp.
8.38%, 04/01/22 (c)	4,500	4,693
Chemours Co.
6.63%, 05/15/23	1,000	1,059
7.00%, 05/15/25	3,000	3,265
PQ Corp.
6.75%, 11/15/22	2,980	3,208
Other Securities		60,427
		72,652
Real Estate 2.8%
Equinix Inc.
5.75%, 01/01/25	1,050	1,131
5.88%, 01/15/26	2,500	2,723
Felcor Lodging LP
5.63%, 03/01/23	3,600	3,738
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,864
Other Securities		7,508
		18,964
Telecommunication Services 8.5%
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,624

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
5.80%, 03/15/22	2,750	2,872
Level 3 Financing Inc.
5.38%, 08/15/22	1,000	1,027
5.38%, 01/15/24	3,810	3,981
5.25%, 03/15/26	1,000	1,037
Sprint Corp.
7.25%, 09/15/21	8,000	8,881
7.13%, 06/15/24	4,100	4,558
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (e) (f)	3,500	3,497
T-Mobile USA Inc.
6.00%, 03/01/23	5,600	5,928
6.00%, 04/15/24	1,500	1,610
5.13%, 04/15/25	75	79
Virgin Media Finance Plc
6.38%, 04/15/23	1,500	1,575
Virgin Media Secured Finance Plc
5.50%, 08/15/26	2,500	2,628
Wind Acquisition Finance SA
4.75%, 07/15/20	5,200	5,255
Other Securities		13,836
		58,388
Utilities 1.4%
Other Securities		9,590
Total Corporate Bonds And Notes (cost $571,536)		582,516
VARIABLE RATE SENIOR LOAN INTERESTS 12.4% (b)
Consumer Discretionary 2.9%
Scientific Games International Inc.
Term Loan B-3, 5.08%, 10/01/21	573	578
Term Loan B-3, 5.23%, 10/01/21	155	157
Other Securities		19,290
		20,025
Consumer Staples 0.7%
Other Securities		5,072
Energy 0.4%
Other Securities		2,636
Financials 1.8%
Other Securities		12,076
Health Care 1.7%
Other Securities		11,745
Industrials 1.1%
Other Securities		7,204
Information Technology 1.7%
Other Securities		11,857
Materials 1.5%
PQ Corp.
Term Loan, 5.48%, 11/04/22	893	902
Other Securities		9,487
		10,389
Real Estate 0.2%
Other Securities		1,210
	Shares/Par†	Value
Sovereign 0.0%
Other Securities		152
Telecommunication Services 0.2%
CenturyLink Inc.
Term Loan B, 0.00%, 01/15/25 (g)	240	237
Other Securities		1,363
		1,600
Utilities 0.2%
Other Securities		1,018
Total Variable Rate Senior Loan Interests (cost $84,907)		84,984
PREFERRED STOCKS 0.0%
Energy 0.0%
Other Securities		210
Total Preferred Stocks (cost $398)		210
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		21
Total Common Stocks (cost $26)		21
WARRANTS 0.0%
Other Securities		55
Total Warrants (cost $68)		55
SHORT TERM INVESTMENTS 8.4%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (h) (i)	18,098	18,098
Securities Lending Collateral 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (i)	39,664	39,664
Total Short Term Investments (cost $57,762)		57,762
Total Investments 105.4% (cost $714,697)		725,548
Other Assets and Liabilities, Net (5.4)%		(37,179)
Total Net Assets 100.0%		$688,369

(a) The Fund had an unfunded commitment at June 30, 2017. See Unfunded Commitments in the Notes to Financial Statements.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) All or portion of the security was on loan.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ashton Woods USA LLC, 6.88%, 02/15/21	02/28/17	$1,503	$1,527	0.2%
Block Communications Inc., 6.88%, 02/15/25	02/10/17	1,508	1,583	0.2
CCM Merger Inc., 6.00%, 03/15/22	03/09/17	400	411	0.1
Clearwater Seafoods Inc., 6.88%, 05/01/25	04/24/17	630	657	0.1
Consolidated Container Co. LLC, 10.13%, 07/15/20	08/29/16	1,266	1,285	0.2
Dole Food Co. Inc., 7.25%, 06/15/25	03/24/17	675	702	0.1
Horizon Pharma Inc., 8.75%, 11/01/24	03/21/17	262	254	—
Intrepid Aviation Group Holdings LLC, 6.88%, 02/15/19	07/21/16	1,883	1,943	0.3
Midas Intermediate Holdco II LLC, 7.88%, 10/01/22	08/12/16	1,061	1,081	0.2
Sonic Automotive Inc., 6.13%, 03/15/27	03/08/17	175	173	—
Syniverse Foreign Holdings Corp., 9.13%, 01/15/22	05/15/17	3,501	3,497	0.5
Townsquare Media Inc., 6.50%, 04/01/23	03/23/17	2,474	2,470	0.4
Viking Cruises Ltd., 6.25%, 05/15/25	09/14/16	939	1,009	0.1
		$16,277	$16,592	2.4%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/DFA U.S. Core Equity Fund *
COMMON STOCKS 99.7%
Consumer Discretionary 16.3%
Amazon.com Inc. (a)	18	$17,138
Comcast Corp. - Class A	240	9,356
Home Depot Inc.	52	7,908
McDonald's Corp.	30	4,628
Starbucks Corp.	61	3,568
Walt Disney Co.	55	5,869
Other Securities		128,625
		177,092
Consumer Staples 7.9%
Altria Group Inc.	84	6,251
Coca-Cola Co.	151	6,755
CVS Health Corp.	41	3,279
PepsiCo Inc.	62	7,133
Philip Morris International Inc.	45	5,263
Procter & Gamble Co.	76	6,589
Wal-Mart Stores Inc.	79	5,964
Other Securities		45,162
		86,396
Energy 4.0%
Chevron Corp.	40	4,180
Exxon Mobil Corp.	83	6,693
Other Securities		32,293
		43,166
Financials 14.9%
Bank of America Corp.	207	5,025
Berkshire Hathaway Inc. - Class B (a)	56	9,554
Citigroup Inc.	57	3,807
JPMorgan Chase & Co.	114	10,377
Synchrony Financial	36	1,080
Wells Fargo & Co.	151	8,388
Other Securities		123,970
		162,201
Health Care 12.3%
AbbVie Inc.	68	4,910
Amgen Inc.	21	3,670
Celgene Corp. (a)	33	4,344
Gilead Sciences Inc.	46	3,276
Johnson & Johnson	80	10,535
Merck & Co. Inc.	80	5,121
Pfizer Inc.	239	8,030
UnitedHealth Group Inc.	36	6,637
Other Securities		87,827
		134,350
Industrials 13.6%
3M Co.	26	5,352
Boeing Co.	25	4,955
General Electric Co.	168	4,548

	Shares/Par†	Value
Honeywell International Inc.	26	3,430
Union Pacific Corp.	31	3,335
United Technologies Corp.	32	3,878
Other Securities		122,940
		148,438
Information Technology 20.6%
Accenture Plc - Class A	27	3,301
Alphabet Inc. - Class A (a)	7	6,168
Alphabet Inc. - Class C (a)	7	6,308
Apple Inc.	231	33,254
Cisco Systems Inc.	156	4,878
Facebook Inc. - Class A (a)	69	10,412
Intel Corp.	201	6,784
International Business Machines Corp.	39	6,039
MasterCard Inc. - Class A	41	5,012
Microsoft Corp.	268	18,483
Oracle Corp.	91	4,542
Texas Instruments Inc.	43	3,289
Visa Inc. - Class A	66	6,215
Other Securities		109,622
		224,307
Materials 4.5%
Other Securities		48,541
Real Estate 0.3%
Other Securities		3,319
Telecommunication Services 2.3%
AT&T Inc.	320	12,087
Verizon Communications Inc.	179	7,975
Other Securities		5,576
		25,638
Utilities 3.0%
Other Securities		32,463
Total Common Stocks (cost $859,619)		1,085,911
RIGHTS 0.0%
Other Securities		21
Total Rights (cost $18)		21
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	3,470	3,470
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (c)	11,564	11,564
Total Short Term Investments (cost $15,034)		15,034
Total Investments 101.1% (cost $874,671)		1,100,966
Other Assets and Liabilities, Net (1.1)%		(11,937)
Total Net Assets 100.0%		$1,089,029

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ambac Financial Group Inc.	06/10/14	$86	$71	—%
Ferroglobe Rep and Warranty Insurance Trust	11/21/12	—	—	—
		$86	$71	—%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 64.4%
Argentina 0.4%
Aeropuertos Argentina 2000 SA
6.88%, 02/01/27 (a)	300	$311
Banco Macro SA
6.75%, 11/04/26 (b) (c)	500	520
Pampa Energia SA
7.50%, 01/24/27 (a)	1,050	1,099
		1,930
Brazil 3.9%
Cosan Overseas Ltd.
8.25%, (callable at 100 beginning 08/05/17) (d)	2,500	2,488
Globo Comunicacao e Participacoes SA
5.13%, 03/31/27 (a)	8,000	7,926
Marb BondCo Plc
7.00%, 03/15/24 (c)	3,200	3,087
Marfrig Holdings Europe BV
8.00%, 06/08/23 (a)	700	711
7.00%, 03/15/24 (a)	800	773
Petrobras Global Finance BV
7.38%, 01/17/27	2,000	2,119
		17,104
Chile 5.6%
AES Gener SA
5.00%, 07/14/25 (c)	700	721
Cencosud SA
5.15%, 02/12/25 (c)	1,600	1,710
Colbun SA
6.00%, 01/21/20	1,000	1,084
E.CL SA
5.63%, 01/15/21	500	547
Empresa Electrica Guacolda SA
4.56%, 04/30/25	1,100	1,062
Empresa Nacional de Electricidad SA
4.25%, 04/15/24	1,125	1,172
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24 (c)	3,115	3,247
4.75%, 08/01/26	2,100	2,171
Engie Energia Chile SA
4.50%, 01/29/25 (c)	500	521
Guanay Finance Ltd.
6.00%, 12/15/20	1,455	1,497
Inversiones CMPC SA
4.38%, 04/04/27 (a)	10,700	10,887
		24,619
China 6.8%
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	200	210
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	10,500	10,482
CNPC General Capital Ltd.
3.40%, 04/16/23	5,000	5,092
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	3,600	3,833
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26	3,500	3,273
Sinopec Group Overseas Development 2017 Ltd.
3.63%, 04/12/27 (a)	7,000	7,001
		29,891
Colombia 6.6%
Avianca Holdings SA
8.38%, 05/10/20	800	800
Banco de Bogota SA
6.25%, 05/12/26	7,000	7,453
Banco GNB Sudameris SA
6.50%, 04/03/27 (a)	6,000	6,188
SURA Asset Management SA
4.38%, 04/11/27 (a)	10,500	10,631
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	4,000	4,100
		29,172
	Shares/Par†	Value
Costa Rica 0.4%
Banco Nacional de Costa Rica
5.88%, 04/25/21 (a)	1,700	1,774
Dominican Republic 0.4%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	1,794	1,860
Guatemala 0.6%
Energuate Trust
5.88%, 05/03/27 (a)	800	824
Industrial Senior Trust
5.50%, 11/01/22	1,600	1,624
		2,448
Hong Kong 2.6%
CK Hutchison International 17 Ltd.
3.50%, 04/05/27 (a)	10,000	10,065
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22	1,200	1,227
		11,292
India 8.7%
Bharti Airtel Ltd.
4.38%, 06/10/25	8,000	8,000
BPRL International Singapore Pte Ltd.
4.38%, 01/18/27 (c)	8,500	8,792
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,500	1,654
5.75%, 08/01/23	1,800	2,025
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/26	10,000	9,900
Reliance Industries Ltd.
4.13%, 01/28/25 (c)	7,900	8,177
		38,548
Israel 0.9%
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (a)	500	518
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)	3,100	3,349
		3,867
Jamaica 1.0%
Digicel Group Ltd.
7.13%, 04/01/22 (c)	5,000	4,363
Malaysia 5.0%
Axiata Group Bhd
3.47%, 11/19/20	2,500	2,560
Gohl Capital Ltd.
4.25%, 01/24/27	10,500	10,885
Petronas Capital Ltd.
3.50%, 03/18/25 (c)	8,500	8,802
		22,247
Mexico 9.8%
Banco Inbursa SA
4.38%, 04/11/27 (a)	8,500	8,475
Banco Mercantil del Norte SA
5.75%, 10/04/31 (b) (c)	7,700	7,707
5.75%, 10/04/31 (a)	800	799
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (b)	1,000	1,001
Comision Federal de Electricidad
4.75%, 02/23/27 (c)	2,700	2,784
6.13%, 06/16/45 (c)	3,000	3,205
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/23 (a)	800	839
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26 (c)	8,500	8,393
Grupo Idesa SA de CV
7.88%, 12/18/20 (c)	1,400	1,267
Grupo Posadas SAB de CV
7.88%, 06/30/22	2,000	2,075
Grupo Televisa SAB
4.63%, 01/30/26 (c)	4,000	4,211
Sigma Alimentos SA de CV
4.13%, 05/02/26 (c)	800	810

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Sixsigma Networks Mexico SA de CV
8.25%, 11/07/21 (c)	1,500	1,494
		43,060
Netherlands 2.1%
AES Andres BV
7.95%, 05/11/26 (a)	1,500	1,627
Petrobras Global Finance BV
7.25%, 03/17/44	8,000	7,868
		9,495
Panama 2.3%
Autoridad del Canal de Panama
4.95%, 07/29/35	200	218
ENA Norte Trust
4.95%, 04/25/23	621	635
Global Bank Corp.
4.50%, 10/20/21	8,800	8,972
4.50%, 10/20/21 (a)	200	204
		10,029
Peru 2.4%
Corp. Financiera de Desarrollo SA
4.75%, 07/15/25	900	962
Fondo Mivivienda SA
3.50%, 01/31/23	250	253
3.50%, 01/31/23 (a)	450	455
Transportadora de Gas del Peru SA
4.25%, 04/30/28	8,500	8,842
		10,512
Qatar 1.9%
Ooredoo International Finance Ltd.
3.88%, 01/31/28	8,500	8,404
Singapore 2.3%
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (d)	8,000	7,970
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	300	308
Temasek Financial I Ltd.
2.38%, 01/23/23	500	496
United Overseas Bank Ltd.
3.50%, 09/16/26	1,500	1,527
		10,301
United States of America 0.7%
Reliance Holding USA Inc.
4.50%, 10/19/20	500	527
5.40%, 02/14/22	2,200	2,414
		2,941
Total Corporate Bonds And Notes (cost $280,407)		283,857
GOVERNMENT AND AGENCY OBLIGATIONS 33.7%
Argentina 4.6%
Argentina Republic Government International Bond
6.88%, 01/26/27	11,000	11,377
Provincia de Buenos Aires
7.88%, 06/15/27 (a)	5,400	5,576
7.88%, 06/15/27	3,000	3,098
		20,051
Brazil 1.7%
Brazil Government International Bond
5.63%, 01/07/41	8,000	7,700
Chile 3.2%
Chile Government International Bond
3.13%, 03/27/25 - 01/21/26 (c)	12,400	12,650
3.86%, 06/21/47	1,600	1,605
		14,255
Costa Rica 0.5%
Costa Rica Government International Bond
10.00%, 08/01/20	1,930	2,253
Dominican Republic 2.8%
Dominican Republic International Bond
5.50%, 01/27/25	800	825
5.95%, 01/25/27	5,400	5,636
5.95%, 01/25/27 (a)	3,100	3,240
	Shares/Par†	Value
6.85%, 01/27/45	2,300	2,457
		12,158
Guatemala 2.3%
Guatemala Government Bond
4.50%, 05/03/26 (c)	4,900	4,949
4.88%, 02/13/28	4,900	5,047
		9,996
India 0.7%
Export-Import Bank of India
4.00%, 01/14/23	3,100	3,223
Indonesia 3.8%
Indonesia Government International Bond
4.35%, 01/08/27 (a)	1,500	1,568
Pertamina Persero PT
5.63%, 05/20/43	3,500	3,624
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	1,000	1,015
4.15%, 03/29/27 (a)	10,500	10,671
		16,878
Israel 1.0%
Israel Government International Bond
3.15%, 06/30/23	1,500	1,542
2.88%, 03/16/26	2,700	2,689
		4,231
Malaysia 0.6%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25	2,500	2,495
Mexico 3.7%
Mexico Government International Bond
4.15%, 03/28/27	8,000	8,291
4.75%, 03/08/44	3,700	3,704
United Mexican States
4.13%, 01/21/26	4,000	4,156
		16,151
Panama 3.5%
Panama Government International Bond
3.88%, 03/17/28 (c)	8,500	8,728
4.50%, 05/15/47	1,000	1,015
4.30%, 04/29/53 (c)	6,000	5,895
		15,638
Philippines 2.9%
Philippine Government International Bond
4.20%, 01/21/24	5,300	5,797
3.70%, 02/02/42	7,000	7,054
		12,851
Poland 0.5%
Poland Government International Bond
5.13%, 04/21/21	2,000	2,203
Qatar 0.4%
Qatar Government International Bond
2.38%, 06/02/21	2,000	1,949
South Korea 1.5%
Korea Development Bank
3.00%, 01/13/26 (c)	3,000	2,973
Korea International Bond
2.75%, 01/19/27	3,500	3,431
		6,404
Total Government And Agency Obligations (cost $148,039)		148,436
SHORT TERM INVESTMENTS 9.6%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	175	175
Securities Lending Collateral 9.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (f)	42,443	42,443
Total Short Term Investments (cost $42,618)		42,618
Total Investments 107.7% (cost $471,064)		474,911
Other Assets and Liabilities, Net (7.7)%		(34,048)
Total Net Assets 100.0%		$440,863

(a) The Sub-Adviser has deemed this security which is exempt from registration under

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $95,511 and 21.7%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) All or portion of the security was on loan.

(d) Perpetual security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/DoubleLine Shiller Enhanced CAPE Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.5%
AIMCO CLO Corp.
Series 2014-AR-AA, 2.29%, 07/20/26 (a) (b)	5,000	5,000
ALM XIX LLC
Series 2016-A1-19A, 2.71%, 07/15/28 (a) (b)	5,000	5,042
Series 2016-A2-19A, 3.36%, 07/15/28 (a) (b)	5,000	5,053
Anchorage Capital CLO 5 Ltd.
Series 2014-AR-5A, 2.31%, 10/15/26 (a) (b)	1,000	1,000
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 3.26%, 01/13/27 (a) (b)	5,000	5,005
Apidos CLO XXIV
Series 2016-A2-24A, 3.03%, 07/20/27 (a) (b)	5,000	5,018
Babson CLO Ltd.
Series 2014-AR-3A, 2.48%, 01/15/26 (a) (b)	5,000	5,009
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	425	430
Series 2014-E-BXO, REMIC, 3.72%, 08/15/27 (a) (b)	2,669	2,658
Interest Only, Series 2017-XA-C1, REMIC, 1.70%, 02/15/50 (a)	22,859	2,486
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.77%, 07/25/36 (a)	7,843	7,093
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C3, REMIC, 1.24%, 12/12/25 (a)	5,092	372
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,332	2,350
Interest Only, Series 2017-XA-C8, 1.68%, 06/15/50 (a)	16,609	1,927
Interest Only, Series 2016-XA-C4, REMIC, 1.92%, 05/10/58 (a)	28,278	3,251
CFIP CLO Ltd.
Series 2014-AR-1A, 2.63%, 07/13/29 (a) (b)	7,500	7,500
CIM Trust
Series 2016-A1-3, REMIC, 3.49%, 02/25/56 (a) (b)	4,891	5,052
Citigroup Commercial Mortgage Trust
Series 2015-A5-GC27, REMIC, 3.14%, 12/10/24	461	462
Series 2015-C-GC27, REMIC, 4.58%, 01/10/25 (a)	828	787
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	310
Interest Only, Series 2014-XA-GC19, REMIC, 1.38%, 03/10/47 (a)	40,098	2,316
Interest Only, Series 2014-XA-GC21, REMIC, 1.42%, 05/10/47 (a)	36,892	2,391
Interest Only, Series 2015-XA-GC35, REMIC, 0.90%, 11/10/48 (a)	4,026	205
Interest Only, Series 2016-XA-GC36, REMIC, 1.50%, 02/10/49 (a)	4,319	365
Interest Only, Series 2016-XA-GC37, REMIC, 1.97%, 04/10/49 (a)	8,581	1,021
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (a)	7,691	827
Interest Only, Series 2016-XA-P5, REMIC, 1.70%, 10/10/49 (a)	11,431	1,147
Interest Only, Series 2017-XA-P7, REMIC, 1.14%, 04/14/50 (a)	35,015	2,975
COMM Mortgage Trust
Series 2012-C-CR4, REMIC, 4.44%, 11/15/22 (a) (b)	673	683
Series 2013-D-LC13, REMIC, 5.21%, 09/10/23 (a) (b)	1,483	1,451
Series 2015-D-DC1, REMIC, 4.50%, 02/10/25 (a) (b)	1,750	1,417
Interest Only, Series 2015-XA-CR27, REMIC, 1.31%, 09/10/25 (a)	12,565	802
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	450	445
Interest Only, Series 2015-XA-LC21, REMIC, 1.00%, 07/10/48 (a)	23,718	1,098
Interest Only, Series 2015-XA-CR25, REMIC, 1.11%, 08/10/48 (a)	23,494	1,366
Interest Only, Series 2015-XA-CR26, REMIC, 1.20%, 10/10/48 (a)	5,342	336
	Shares/Par†	Value
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.50%, 10/10/46 (a)	40,050	2,244
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (a)	306	315
Interest Only, Series 2014-XA-UBS3, REMIC, 1.48%, 06/10/47 (a)	39,569	2,309
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.49%, 04/10/27 (a)	18,468	1,755
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (b)	5,000	5,000
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.52%, 02/15/41 (a) (b)	120	121
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,440	1,433
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	102	102
Credit Suisse Mortgage Trust
Series 2017-A-1, 4.50%, 03/25/21 (b)	5,304	5,355
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (a) (b)	1,799	1,772
CSMC Trust
Series 2017-E-CHOP, REMIC, 4.40%, 07/15/32 (a) (b)	2,125	2,126
Cutwater Ltd.
Series 2014-A1AR-1A, 2.47%, 07/15/26 (a) (b)	6,000	6,000
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (a) (b)	6,890	7,015
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b) (c) (d)	8,000	8,000
GS Mortgage Securities Trust
Series 2013-D-GC13, REMIC, 4.20%, 07/10/23 (a) (b)	662	606
Interest Only, Series 2015-XA-GC34, REMIC, 1.52%, 10/10/25 (a)	3,464	290
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (a)	9,585	507
Interest Only, Series 2014-XA-GC24, REMIC, 0.98%, 09/10/47 (a)	10,462	453
Series 2014-D-GC26, REMIC, 4.64%, 11/10/47 (a) (b)	201	172
Interest Only, Series 2015-XA-GS1, REMIC, 0.98%, 11/10/48 (a)	5,693	316
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (a)	30,394	2,565
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.34%, 07/19/26 (a) (b)	5,400	5,400
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (b)	6,000	6,000
JPMBB Commercial Mortgage Securities Trust
Series 2013-D-C15, REMIC, 5.23%, 10/15/23 (a) (b)	920	886
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	420	404
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	371
Interest Only, Series 2014-XA-C21, REMIC, 1.24%, 08/15/47 (a)	13,369	762
Interest Only, Series 2014-XA-C22, REMIC, 1.09%, 09/15/47 (a)	48,214	2,424
Interest Only, Series 2016-XA-C2, REMIC, 1.86%, 06/15/49 (a)	34,846	3,382
JPMCC Trust
Series 2014-B702-FRR1, RE-REMIC, 4.23%, 03/27/18 (b)	2,085	2,068
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.97%, 12/15/49 (a)	29,166	1,796
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2008-A4-C2, REMIC, 6.07%, 01/12/18	328	331
Series 2016-E-WPT, REMIC, 6.16%, 10/15/18 (a) (b)	1,873	1,885
Series 2016-B-ASH, 3.14%, 10/15/22 (a) (b)	1,199	1,206
Series 2016-C-ASH, 3.74%, 10/15/22 (a) (b)	677	682

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	245	244
Series 2007-AM-LD12, REMIC, 6.26%, 02/15/51 (a)	314	317
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-C1, REMIC, 6.26%, 11/15/17 (a)	413	415
Interest Only, Series 2015-XA-C32, REMIC, 1.64%, 09/15/25 (a)	14,708	978
Series 2015-F-JP1, REMIC, 4.90%, 12/15/25 (a) (b)	1,123	809
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (a)	1,581	1,620
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,000	985
Series 2007-AM-CB18, REMIC, 5.47%, 06/12/47 (a)	138	138
Interest Only, Series 2015-XA-JP1, REMIC, 1.30%, 01/15/49 (a)	4,961	283
Interest Only, Series 2016-XA-JP4, REMIC, 0.96%, 12/15/49 (a)	19,355	941
Series 2007-AJ-CB20, REMIC, 6.43%, 02/12/51 (a)	400	404
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (b)	1,857	1,855
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (b)	5,000	5,114
KVK CLO Ltd.
Series 2015-AR-1A, 2.44%, 05/20/27 (a) (b)	7,500	7,500
Midocean Credit CLO VII
Series 2017-A1-7A, 2.64%, 07/15/29 (a) (b) (c)	7,000	7,000
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.31%, 02/15/24 (a)	16,829	849
Series 2014-C-C17, REMIC, 4.61%, 07/15/24 (a)	1,240	1,202
Series 2015-D-C20, REMIC, 3.07%, 01/15/25 (b)	1,000	776
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	420	433
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (b)	550	433
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (b)	297	217
Series 2015-C-C27, REMIC, 4.69%, 11/15/25 (a)	207	196
Interest Only, Series 2016-XA-C28, REMIC, 1.44%, 01/15/26 (a)	4,613	369
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	2,371	2,470
Morgan Stanley Capital I Trust
Series 2015-AFSC-XLF2, 4.16%, 11/15/17 (a) (b)	315	316
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (a) (b)	986	974
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (a) (b)	527	517
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (a) (b)	540	542
Interest Only, Series 2015-XA-UBS8, REMIC, 1.12%, 12/15/48 (a)	4,937	305
Interest Only, Series 2016-XA-UB12, 0.97%, 12/15/49 (a)	4,165	221
Interest Only, Series 2017-XA-H1, 1.46%, 06/15/50 (a)	26,748	2,694
MP CLO IV Ltd.
Series 2013-ARR-2A, 0.00%, 07/25/29 (a) (b) (c)	7,500	7,500
Nationstar HECM Loan Trust
Series 2017-M1-1A, 2.94%, 11/25/19 (b) (c)	7,000	7,007
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c) (d)	10,000	10,000
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	5,001
Sofi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (b)	1,457	1,468
Series 2017-A-3, 2.77%, 01/25/22 (b)	1,500	1,506
Series 2017-A-1, 3.28%, 01/26/26 (b)	1,259	1,274
Series 2017-A-2, 3.28%, 02/25/26 (b)	872	869
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	3,584	3,606
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (b)	4,000	4,035
Series 2016-A-AA, 2.90%, 03/15/20 (b)	5,000	5,024
TAL Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/21/42 (b)	7,885	8,281
	Shares/Par†	Value
TCI-Cent Clo Ltd.
Series 2016-A1-1A, 2.64%, 12/21/29 (a) (b)	3,000	3,028
Series 2016-A2-1A, 3.32%, 12/21/29 (a) (b)	3,000	3,032
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.81%, 07/15/28 (a) (b)	4,000	4,013
Series 2016-B-1A, 3.51%, 07/15/28 (a) (b)	5,000	5,041
US Residential Opportunity Fund III Trust
Series 2016-A-1III, REMIC, 3.47%, 08/27/19 (b) (d)	5,254	5,255
Venture CDO Ltd.
Series 2014-A-17A, 2.64%, 07/15/26 (a) (b)	2,500	2,501
Venture VIII CDO Ltd.
Series 2007-A2A-8A, 1.37%, 07/22/21 (a) (b)	62	62
Venture XVII CLO Ltd.
Series 2014-AR-17A, 2.38%, 07/15/26 (a) (b) (c)	2,500	2,500
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.61%, 10/15/26 (a) (b)	3,000	3,001
Venture XX CLO Ltd.
Series 2015-A-20A, 2.65%, 04/15/27 (a) (b)	2,000	2,010
VOLT LI LLC
Series 2016-A1-NP11, 3.50%, 10/25/46 (b) (d)	4,066	4,069
VOLT LIV LLC
Series 2017-A1-NPL1, 3.62%, 02/25/47 (b) (d)	7,960	7,974
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (d)	7,778	7,778
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (b) (d)	6,080	6,088
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, 10/14/26 (a) (b)	4,500	4,500
Series 2014-A1-4A, 2.66%, 10/14/26 (a) (b)	4,500	4,502
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2016-XA-C33, REMIC, 1.97%, 03/15/59 (a)	2,854	310
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	3,352	3,391
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	1,245	1,255
Series 2007-A1-AR4, REMIC, 3.28%, 08/25/37 (a)	1,512	1,494
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 1.05%, 12/15/46 (a)	62,197	2,251
Interest Only, Series 2014-XA-C19, REMIC, 1.37%, 03/15/47 (a)	48,693	2,584
Interest Only, Series 2014-XA-C21, REMIC, 1.30%, 08/15/47 (a)	3,284	184
Other Securities		178,341
Total Non-U.S. Government Agency Asset-Backed Securities (cost $508,733)		512,555
CORPORATE BONDS AND NOTES 15.1%
Consumer Discretionary 0.6%
Other Securities		6,867
Consumer Staples 1.1%
Other Securities		12,663
Energy 1.7%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,700	1,809
Indian Oil Corp. Ltd.
5.63%, 08/02/21	400	441
ONGC Videsh Ltd.
3.25%, 07/15/19	1,500	1,518
3.75%, 05/07/23	200	203
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	400	395
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,000	1,005
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21	200	194
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (b)	700	705
Other Securities		13,182
		19,452
Financials 6.8%
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (a)	2,000	2,002

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	800	832
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,500	1,506
CNPC General Capital Ltd.
3.95%, 04/19/22	1,700	1,782
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	300	319
Goldman Sachs Group Inc.
2.90%, 07/19/18	670	677
2.30%, 12/13/19	1,375	1,378
JPMorgan Chase & Co.
2.25%, 01/23/20	2,070	2,075
Morgan Stanley
2.45%, 02/01/19	2,030	2,045
Other Securities		63,940
		76,556
Health Care 1.6%
Other Securities		18,290
Industrials 0.6%
Other Securities		6,646
Information Technology 0.6%
Other Securities		6,313
Materials 0.5%
Other Securities		4,960
Real Estate 0.3%
Other Securities		2,878
Telecommunication Services 0.8%
Other Securities		9,218
Utilities 0.5%
Comision Federal de Electricidad
4.88%, 05/26/21	1,700	1,810
Other Securities		3,834
		5,644
Total Corporate Bonds And Notes (cost $168,932)		169,487
VARIABLE RATE SENIOR LOAN INTERESTS 7.4% (a)
Consumer Discretionary 1.9%
Other Securities		20,913
Consumer Staples 0.1%
Other Securities		1,292
Energy 0.3%
Other Securities		2,959
Financials 1.0%
Other Securities		10,867
Health Care 1.2%
Other Securities		13,930
Industrials 0.5%
Other Securities		6,174
Information Technology 1.2%
Other Securities		13,846
Materials 0.8%
Other Securities		8,548
Real Estate 0.0%
Other Securities		122
Telecommunication Services 0.4%
Other Securities		4,983
Total Variable Rate Senior Loan Interests (cost $84,046)		83,634
GOVERNMENT AND AGENCY OBLIGATIONS 23.1%
Collateralized Mortgage Obligations 3.4%
Federal Home Loan Mortgage Corp.
Series QA-4060, REMIC, 1.50%, 09/15/26	4,970	4,894
Series AN-4030, REMIC, 1.75%, 04/15/27	8,681	8,618
	Shares/Par†	Value
Series BA-4642, REMIC, 3.00%, 02/15/41	8,419	8,551
Series FA-4125, REMIC, 1.51%, 11/15/42 (a)	5,829	5,794
Series HA-4582, REMIC, 3.00%, 09/15/45	4,149	4,192
Federal National Mortgage Association
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,766	5,809
		37,858
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	13,038	788
Sovereign 2.5%
Banco del Estado de Chile
3.88%, 02/08/22	1,500	1,567
Chile Government International Bond
3.25%, 09/14/21	1,600	1,657
2.25%, 10/30/22	1,900	1,879
Export-Import Bank of India
3.13%, 07/20/21	1,500	1,511
Mexico Government International Bond
3.50%, 01/21/21	2,500	2,600
3.63%, 03/15/22	400	415
Nacional Financiera SNC
3.38%, 11/05/20	1,200	1,234
Other Securities		17,927
		28,790
U.S. Treasury Securities 17.1%
U.S. Treasury Note
0.88%, 11/30/17	31,150	31,116
1.00%, 03/15/18	29,150	29,104
0.88%, 03/31/18	35,050	34,951
0.88%, 05/31/18	31,250	31,138
0.75%, 10/31/18	11,750	11,660
1.63%, 06/30/20	27,200	27,247
1.38%, 09/30/20	27,350	27,141
		192,357
Total Government And Agency Obligations (cost $260,181)		259,793
SHORT TERM INVESTMENTS 13.0%
Investment Companies 10.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	121,677	121,677
Treasury Securities 2.2%
U.S. Treasury Bill
0.91%, 08/31/17	25,000	24,962
Total Short Term Investments (cost $146,639)		146,639
Total Investments 104.1% (cost $1,168,531)		1,172,108
Other Derivative Instruments 3.0%		34,345
Other Assets and Liabilities, Net (7.1)%		(80,306)
Total Net Assets 100.0%		$1,126,147

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $391,580 and 34.8%, respectively.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Summary of Investments by Country^	Total Long Term Investments
Australia	0.5%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Summary of Investments by Country^	Total Long Term Investments
Brazil	0.1
Canada	0.8
Cayman Islands	10.8
Chile	1.2
China	0.6
Colombia	0.4
Costa Rica	0.3
Dominican Republic	0.2
France	0.2
Guatemala	0.2
Hong Kong	0.2
India	0.6
Indonesia	0.2
Ireland	0.1
Israel	0.4
Jamaica	0.1
Luxembourg	0.2
Malaysia	0.5
Mexico	1.3
Netherlands	0.1
Panama	0.7
Paraguay	—
Peru	0.4
Philippines	0.1
Poland	0.1
Qatar	0.1
Singapore	0.6
South Korea	0.4
United Kingdom	0.6
United States of America	78.0
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

OTC Total Return Swap Agreements
Reference Entity*	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
INDEX
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	3,700	$(40)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	1,700	2
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	01/19/18	30,000	(376)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	1,600	(12)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	35,000	5,452
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	2,600	(34)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	2,000	(27)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	3,500	(34)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	2,000	(8)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	11/17/17	64,000	1,490
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	700	2
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	08/25/17	730	52
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	8,000	(108)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	01/19/18	70,000	(677)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	47,000	7,629
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	09/22/17	100,000	3,742
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	5,900	—
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	2,900	(35)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	1,200	(4)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	15,400	1,202
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	08/25/17	24,270	1,019
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	08/25/17	75,000	6,857
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/07/17	5,500	(37)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	10/20/17	100,000	2,809
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	11/17/17	35,000	(439)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	12/15/17	100,000	1,888
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	1,400	(11)
Shiller Barclays CAPE US Sector Index	BNP	Fixed Rate of 0.43%	07/13/17	50,000	1,894
Shiller Barclays CAPE US Sector Index	BNP	Fixed Rate of 0.43%	10/12/17	50,000	(627)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity*	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE US Sector Index	BNP	Fixed Rate of 0.43%	07/13/17	50,000	1,409
Shiller Barclays CAPE US Sector Index	BNP	Fixed Rate of 0.43%	08/17/17	100,000	2,333
Shiller Barclays CAPE US Sector Index	BOA	Fixed Rate of 0.43%	09/14/17	100,000	(966)
					$34,345

*Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. At June 30, 2017, the four sectors and their weightings were as follows: Consumer Staples 24.5%, Information Technology 24.5%, Health Care 26.1% and Consumer Discretionary 24.9%.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/FPA + DoubleLine Flexible Allocation Fund *
COMMON STOCKS 59.8%
Consumer Discretionary 6.3%
Liberty Media Group (a) (b)	232	$7,635
Naspers Ltd. - Class N	507	99,098
WPP Plc	1,622	34,159
Other Securities		1,135
		142,027
Consumer Staples 0.7%
Unilever NV - CVA	271	14,985
Energy 1.3%
Gazprom OAO - ADR	1,961	7,800
Lukoil PJSC - ADR	225	10,949
Rosneft OAO - GDR	882	4,825
Other Securities		5,740
		29,314
Financials 18.6%
Ally Financial Inc.	1,536	32,107
American Express Co.	406	34,230
American International Group Inc. (c)	1,211	75,737
Aon Plc - Class A (c)	577	76,719
Bank of America Corp.	2,905	70,474
Citigroup Inc. (c)	1,284	85,848
Groupe Bruxelles Lambert SA	440	42,477
		417,592
Health Care 3.0%
Mylan NV (a)	980	38,036
Thermo Fisher Scientific Inc.	175	30,592
		68,628
Industrials 8.9%
Arconic Inc.	2,353	53,292
General Electric Co. (c)	1,924	51,963
Jardine Strategic Holdings Ltd.	319	13,316
United Technologies Corp. (c)	671	81,904
		200,475
Information Technology 19.7%
Alphabet Inc. - Class A (a)	34	31,640
Alphabet Inc. - Class C (a)	34	31,012
Analog Devices Inc.	491	38,178
Baidu.com - Class A - ADR (a)	198	35,427
Cisco Systems Inc. (c)	1,710	53,538
Microsoft Corp.	885	60,995
Oracle Corp. (c)	2,366	118,617
QUALCOMM Inc.	362	19,966
TE Connectivity Ltd.	691	54,343
		443,716
Materials 1.3%
Alcoa Corp.	597	19,506
MMC Norilsk Nickel - ADR	676	9,334
		28,840
Total Common Stocks (cost $1,200,035)		1,345,577
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.9%
Agate Bay Mortgage Trust
Series 2015-A3-6, REMIC, 3.50%, 11/25/35 (d) (e)	5,964	6,084
ALM XIX LLC
Series 2016-A1-19A, 2.71%, 07/15/28 (d) (e)	5,000	5,042
Series 2016-A2-19A, 3.36%, 07/15/28 (d) (e)	5,000	5,053
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (e)	7,455	7,476
Banc of America Commercial Mortgage Trust
Interest Only, Series 2016-XA-UB10, REMIC, 2.17%, 06/15/49 (d)	9,615	1,103
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.77%, 07/25/36 (d)	9,867	8,923
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-AM-PW17, REMIC, 5.92%, 08/11/17 (d)	1,414	1,418
	Shares/Par†	Value
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 3.01%, 11/15/31 (d) (e)	561	560
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.49%, 08/25/37 (d)	3,156	2,904
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (d) (e)	11,483	11,691
GS Mortgage Securities Trust
Series 2013-A2-GC14, REMIC, 3.00%, 08/10/18	1,949	1,972
Interest Only, Series 2013-XA-GC10, REMIC, 1.73%, 02/10/46 (d)	14,081	944
Interest Only, Series 2016-XA-GS2, REMIC, 1.82%, 05/10/49 (d)	14,015	1,461
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (d)	10,804	932
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (d)	15,200	1,283
Jamestown CLO III Ltd.
Series 2013-A1AR-3A, 2.30%, 01/15/26 (d) (e)	2,000	2,001
Jamestown CLO Ltd.
Series 2014-A1A-4A, 2.66%, 07/15/26 (d) (e)	4,000	4,003
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.14%, 10/15/22 (d) (e)	596	599
Series 2016-C-ASH, 3.74%, 10/15/22 (d) (e)	337	340
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB20, REMIC, 6.24%, 09/12/17 (d)	1,235	1,244
Series 2014-A-FL6, REMIC, 2.56%, 11/15/31 (d) (e)	933	933
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,138	1,121
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (d)	623	623
Series 2007-AM-CB19, REMIC, 5.98%, 02/12/49 (d)	123	124
Series 2007-AM-LD11, REMIC, 6.10%, 06/15/49 (d)	728	739
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (e)	1,022	1,021
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (e)	7,000	7,159
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 6.02%, 07/12/17 (d)	1,022	1,020
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (e)	6,456	6,466
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (e)	3,823	3,846
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (e)	4,000	4,035
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.81%, 07/15/28 (d) (e)	4,000	4,013
Series 2016-B-1A, 3.51%, 07/15/28 (d) (e)	5,000	5,041
VOLT LI LLC
Series 2016-A1-NP11, 3.50%, 10/25/46 (e) (f)	8,131	8,138
VOLT LIV LLC
Series 2017-A1-NPL1, 3.62%, 02/25/47 (e) (f)	7,492	7,505
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (e) (f)	13,030	13,046
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, 10/14/26 (d) (e)	5,000	5,000
Series 2014-A1-4A, 2.66%, 10/14/26 (d) (e)	5,000	5,002
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (d) (e)	6,602	6,654
Other Securities		143,395
Total Non-U.S. Government Agency Asset-Backed Securities (cost $288,525)		289,914
CORPORATE BONDS AND NOTES 8.2%
Consumer Discretionary 1.0%
Liberty Media Corp.
2.00%, 07/23/19 (b) (g) (h) (i)	4,539	6,311

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Other Securities		16,631
		22,942
Consumer Staples 0.6%
Other Securities		13,635
Energy 0.8%
Other Securities		17,596
Financials 3.0%
American Express Credit Corp.
2.20%, 03/03/20	1,745	1,755
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (d)	1,600	1,601
Bank of America Corp.
2.00%, 01/11/18	1,835	1,838
2.63%, 10/19/20	360	363
Citigroup Inc.
2.05%, 12/07/18	1,360	1,361
2.12%, 04/25/22 (d)	1,070	1,075
Goldman Sachs Group Inc.
2.90%, 07/19/18	730	738
2.30%, 12/13/19	950	952
JPMorgan Chase & Co.
2.25%, 01/23/20	1,990	1,995
Other Securities		56,378
		68,056
Health Care 1.0%
Mylan NV
2.50%, 06/07/19	1,510	1,516
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	1,380	1,383
3.60%, 08/15/21	180	187
Other Securities		19,486
		22,572
Industrials 0.3%
Prime Security Services Borrower LLC
9.25%, 05/15/23 (e)	410	445
United Technologies Corp.
1.50%, 11/01/19	1,120	1,112
1.90%, 05/04/20	1,215	1,216
Other Securities		3,994
		6,767
Information Technology 0.3%
QUALCOMM Inc.
2.10%, 05/20/20	2,015	2,024
Other Securities		4,874
		6,898
Materials 0.2%
Other Securities		4,907
Real Estate 0.2%
Other Securities		4,307
Telecommunication Services 0.5%
Other Securities		12,126
Utilities 0.3%
Comision Federal de Electricidad
4.88%, 05/26/21	1,500	1,597
Other Securities		3,899
		5,496
Total Corporate Bonds And Notes (cost $183,558)		185,302
VARIABLE RATE SENIOR LOAN INTERESTS 2.2% (d)
Consumer Discretionary 0.6%
Other Securities		13,211
Consumer Staples 0.1%
Other Securities		934
Energy 0.0%
Other Securities		831
Financials 0.3%
Other Securities		6,239
Health Care 0.3%
Other Securities		7,469
	Shares/Par†	Value
Industrials 0.1%
Other Securities		2,592
Information Technology 0.4%
Other Securities		8,836
Materials 0.3%
Other Securities		5,816
Real Estate 0.0%
Other Securities		86
Telecommunication Services 0.1%
Other Securities		2,905
Total Variable Rate Senior Loan Interests (cost $49,123)		48,919
GOVERNMENT AND AGENCY OBLIGATIONS 17.3%
Collateralized Mortgage Obligations 3.0%
Federal Home Loan Mortgage Corp.
Series AN-4030, REMIC, 1.75%, 04/15/27	18,085	17,953
Series AC-3985, REMIC, 2.25%, 12/15/40	1,374	1,379
Series FA-4125, REMIC, 1.51%, 11/15/42 (d)	14,864	14,774
Federal National Mortgage Association
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,846	4,912
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	16,639	16,810
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	2,823	2,881
Government National Mortgage Association
Series 2004-FH-70, REMIC, 1.61%, 07/20/34 (d)	6,898	6,924
Series 2010-FL-167, REMIC, 1.56%, 12/20/40 (d)	2,214	2,218
		67,851
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (d)	10,492	634
Mortgage-Backed Securities 7.2%
Federal Home Loan Mortgage Corp.
3.50%, 11/01/44	7,937	8,207
3.50%, 03/01/46	16,633	17,094
Federal National Mortgage Association
3.42%, 01/01/24	1,580	1,616
3.50%, 12/01/29	4,188	4,371
3.00%, 05/01/31	8,119	8,342
3.00%, 01/01/37	22,392	22,740
3.00%, 10/01/41	4,724	4,743
3.00%, 10/25/42	14,766	14,966
3.50%, 02/01/46	11,857	12,040
3.50%, 02/01/46	9,289	9,432
3.50%, 03/01/46	14,040	14,486
3.50%, 04/01/46	9,302	9,597
3.50%, 04/01/46	14,467	14,689
3.50%, 06/01/46	15,858	16,102
3.50%, 12/01/46	4,277	4,395
		162,820
Sovereign 1.1%
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (e)	400	400
Mexico Government International Bond
3.50%, 01/21/21	2,500	2,600
Other Securities		20,808
		23,808
U.S. Treasury Securities 6.0%
U.S. Treasury Note
1.00%, 03/15/18	24,700	24,661
1.25%, 01/31/20	17,850	17,738
1.38%, 02/29/20	13,700	13,653
1.63%, 06/30/20	23,100	23,140
1.38%, 01/31/21	27,550	27,257
1.13%, 02/28/21	29,350	28,754
		135,203
Total Government And Agency Obligations (cost $392,543)		390,316
INVESTMENT COMPANIES 1.8%
Altaba Inc. (a)	749	40,801
Total Investment Companies (cost $30,128)		40,801

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (j) (k)	18,748	18,748
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (k)	9,941	9,941
Total Short Term Investments (cost $28,689)		28,689
Total Investments 103.5% (cost $2,172,601)		2,329,518
Total Securities Sold Short (8.4)% (proceeds $129,548)		(189,265)
Other Assets and Liabilities, Net 4.9%		111,062
Total Net Assets 100.0%		$2,251,315

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(e) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $267,189 and 11.9%, respectively.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(g) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (8.4%)
COMMON STOCKS (7.5%)
Information Technology (7.5%)
Alibaba Group Holding Ltd. - ADS	(220)	$(31,054)
Tencent Holdings Ltd.	(3,692)	(132,583)
	Shares/Par†	Value
Yahoo! Japan Corp.	(1,165)	(5,059)
Total Common Stocks (proceeds $109,517)		(168,696)
INVESTMENT COMPANIES (0.9%)
iShares Russell 2000 ETF	(146)	(20,569)
Total Investment Companies (proceeds $20,031)		(20,569)
Total Securities Sold Short (8.4%) (proceeds $129,548)		$(189,265)

Summary of Investments by Country^	Total Long Term Investments
Australia	0.2%
Belgium	1.8
Brazil	—
Canada	0.4
Cayman Islands	3.1
Chile	0.5
China	1.8
Colombia	—
Costa Rica	0.1
Dominican Republic	0.1
Finland	—
France	0.1
Guatemala	0.1
Hong Kong	0.1
India	0.3
Indonesia	0.1
Ireland	—
Israel	0.1
Jamaica	—
Luxembourg	—
Malaysia	0.1
Mexico	0.5
Netherlands	0.7
NotFound	0.1
Panama	0.1
Peru	0.2
Philippines	—
Poland	—
Qatar	0.1
Russian Federation	1.4
Singapore	0.3
South Africa	4.3
South Korea	0.2
Switzerland	2.4
United Kingdom	5.1
United States of America	75.7
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Liberty Media Corp., 2.00%, 07/23/19	02/06/17	$5,375	$6,311	0.3%
Media Group Holdings LLC	06/21/13	50,938	1,135	—
		$56,313	$7,446	0.3%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Global Fund *
COMMON STOCKS 93.9%
Canada 2.5%
Other Securities		25,262
China 3.6%
Baidu.com - Class A - ADR (a)	69	12,311
China Life Insurance Co. Ltd. - Class H	4,397	13,502
China Mobile Ltd.	442	4,703
China Telecom Corp. Ltd. - Class H - ADR	136	6,523
		37,039
France 5.1%
AXA SA	570	15,639
BNP Paribas SA	176	12,758
Credit Agricole SA	758	12,259
Sanofi SA	106	10,147
Other Securities		1,392
		52,195
Germany 4.7%
Innogy SE	279	11,021
Merck KGaA	87	10,486
Siemens AG	76	10,523
Other Securities		15,502
		47,532
Hong Kong 1.1%
Kunlun Energy Co. Ltd.	11,533	9,809
Other Securities		1,823
		11,632
India 1.1%
Hero Motocorp Ltd.	200	11,505
Ireland 3.0%
Allergan Plc	71	17,349
Other Securities		12,992
		30,341
Israel 2.1%
Teva Pharmaceutical Industries Ltd. - ADR	650	21,588
Italy 1.4%
ENI SpA	919	13,863
Japan 4.2%
Panasonic Corp.	944	12,873
SoftBank Group Corp.	178	14,476
Other Securities		15,960
		43,309
Luxembourg 0.5%
Other Securities		5,008
Netherlands 5.0%
Akzo Nobel NV	131	11,366
Royal Dutch Shell Plc - Class B	805	21,690
Other Securities		17,918
		50,974
Portugal 1.1%
Galp Energia SGPS SA	742	11,285
Russian Federation 0.7%
Other Securities		6,738
Singapore 2.6%
DBS Group Holdings Ltd.	666	10,052
Singapore Telecommunications Ltd.	5,670	16,047
		26,099
South Korea 5.4%
Hyundai Motor Co.	101	14,095
KB Financial Group Inc. - ADR	235	11,889
Samsung Electronics Co. Ltd. - GDR (b)	28	29,200
		55,184
	Shares/Par†	Value
Spain 0.9%
Other Securities		9,036
Sweden 1.9%
Telefonaktiebolaget LM Ericsson - Class B	1,405	10,130
Other Securities		8,857
		18,987
Switzerland 2.1%
Roche Holding AG	42	10,689
UBS Group AG	640	10,858
		21,547
Thailand 0.8%
Other Securities		8,411
Turkey 0.5%
Other Securities		4,913
United Kingdom 10.3%
BAE Systems Plc	1,790	14,791
BP Plc	2,586	14,970
HSBC Holdings Plc	1,802	16,783
Sky Plc	1,016	13,162
Standard Chartered Plc (a)	1,769	17,939
Other Securities		28,038
		105,683
United States of America 33.3%
Alphabet Inc. - Class A (a)	17	15,498
American International Group Inc.	226	14,132
AmerisourceBergen Corp.	116	10,928
Amgen Inc.	110	19,023
Apple Inc.	111	16,034
Capital One Financial Corp.	128	10,540
Cardinal Health Inc.	142	11,027
Cisco Systems Inc.	378	11,817
Citigroup Inc.	377	25,248
Comcast Corp. - Class A	411	15,994
ConocoPhillips Co.	254	11,153
Eli Lilly & Co.	132	10,833
Gilead Sciences Inc.	196	13,839
JPMorgan Chase & Co.	111	10,191
Microsoft Corp.	224	15,422
Navistar International Corp. (a)	452	11,844
Oracle Corp.	594	29,782
Perrigo Co. Plc	139	10,527
Other Securities		76,354
		340,186
Total Common Stocks (cost $849,001)		958,317
CORPORATE BONDS AND NOTES 0.6%
United States of America 0.6%
Other Securities		6,485
Total Corporate Bonds And Notes (cost $5,820)		6,485
SHORT TERM INVESTMENTS 6.6%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	57,975	57,975
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	9,674	9,674
Total Short Term Investments (cost $67,649)		67,649
Total Investments 101.1% (cost $922,470)		1,032,451
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (1.1)%		(11,375)
Total Net Assets 100.0%		$1,021,074

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
Initial	Cost	Ending Value	Percent of

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Acquisition			Net Assets
Samsung Electronics Co. Ltd.	11/05/13	$17,110	$29,200	2.9%
		$17,110	$29,200	2.9%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
JPY/USD	UBS	07/03/17	JPY	42,053	$374	$(1)
USD/GBP	UBS	07/05/17	GBP	(284)	(371)	(1)
					$3	$(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES 0.8%
Canada 0.7%
B2Gold Corp.
3.25%, 10/01/18 (a)	11,440	$12,107
South Africa 0.1%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (b) (c)	9,212	369
8.00%, 12/31/22, EUR (b) (c)	2,749	471
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (b) (c)	1,542	1,619
		2,459
Total Corporate Bonds And Notes (cost $16,337)		14,566
GOVERNMENT AND AGENCY OBLIGATIONS 67.2%
Argentina 4.5%
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	1,465	92
18.20%, 10/03/21, ARS	471,841	30,166
16.00%, 10/17/23, ARS	156,983	10,153
15.50%, 10/17/26, ARS	592,206	39,070
Republic of Argentina
21.20%, 09/19/18, ARS	24,693	1,544
		81,025
Brazil 12.3%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22 - 08/15/24, BRL (d)	8,069	7,476
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/27, BRL	727,843	215,989
		223,465
Colombia 4.0%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	4,757
4.38%, 03/21/23, COP	592,000	180
9.85%, 06/28/27, COP	942,000	397
Colombia TES
11.25%, 10/24/18, COP	8,392,000	2,975
7.00%, 09/11/19 - 06/30/32, COP	18,816,000	6,328
10.00%, 07/24/24, COP	23,517,000	9,371
7.50%, 08/26/26, COP	43,193,800	15,101
6.00%, 04/28/28, COP	24,457,200	7,643
7.75%, 09/18/30, COP	68,925,000	24,563
Titulos de Tesoreria
11.00%, 07/24/20, COP	4,536,000	1,711
		73,026
Ghana 4.4%
Ghana Government Bond
25.40%, 07/31/17, GHS	3,540	809
23.00%, 08/21/17, GHS	9,288	2,124
23.23%, 02/19/18, GHS	7,810	1,828
22.49%, 04/23/18, GHS	3,140	736
23.47%, 05/21/18, GHS	21,120	5,005
19.04%, 09/24/18, GHS	27,610	6,339
21.00%, 03/23/20, GHS	1,000	239
24.00%, 11/23/20, GHS	13,760	3,547
24.75%, 03/01/21 - 07/19/21, GHS	28,610	7,597
24.50%, 10/22/18 - 06/21/21, GHS	91,706	22,661
18.75%, 01/24/22, GHS	10,890	2,485
19.75%, 03/25/24 - 03/15/32, GHS	41,830	9,969
19.00%, 11/02/26, GHS	31,370	7,346
Ghana Treasury Note
24.25%, 10/09/17 - 06/11/18, GHS	5,960	1,414
23.95%, 11/07/17, GHS	4,160	963
23.30%, 12/11/17, GHS	4,060	943
22.50%, 12/10/18, GHS	12,300	2,938
21.00%, 01/07/19, GHS	9,550	2,240
19.95%, 05/06/19, GHS (e)	2,710	629
		79,812
India 9.3%
India Government Bond
7.28%, 06/03/19, INR	15,800	248
7.80%, 05/03/20 - 04/11/21, INR	1,485,800	23,848
	Shares/Par†	Value
8.27%, 06/09/20, INR	750,000	12,147
8.12%, 12/10/20, INR	285,000	4,622
8.79%, 11/08/21, INR	682,000	11,371
8.20%, 02/15/22, INR	347,000	5,678
8.35%, 05/14/22, INR	120,200	1,987
8.15%, 06/11/22, INR	1,623,000	26,591
8.08%, 08/02/22, INR	631,000	10,324
8.13%, 09/21/22, INR	48,000	787
7.16%, 05/20/23, INR	75,600	1,191
8.83%, 11/25/23, INR	2,176,400	37,171
7.68%, 12/15/23, INR	1,141,000	18,486
9.15%, 11/14/24, INR	812,000	14,142
		168,593
Indonesia 10.1%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	7,593
7.00%, 05/15/27, IDR	844,889,000	64,085
10.50%, 08/15/30, IDR	5,090,000	482
Indonesia Treasury Bond
8.38%, 03/15/24 - 09/15/26, IDR	1,258,724,000	103,173
9.00%, 03/15/29, IDR	22,569,000	1,927
8.75%, 05/15/31, IDR	62,734,000	5,296
		182,556
Kenya 0.6%
Kenya Government International Bond
6.88%, 06/24/24 (c)	10,411	10,632
Mexico 9.9%
Mexico Bonos
4.75%, 06/14/18, MXN	1,242,120	67,073
8.50%, 12/13/18, MXN	293,250	16,526
5.00%, 12/11/19, MXN	1,793,350	95,223
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19, MXN (f)	5,539	310
Mexico Inflation Indexed Udibonos
3.50%, 12/14/17, MXN (f)	7,943	440
2.50%, 12/10/20, MXN (f)	4,400	238
		179,810
Philippines 0.8%
Philippine Government Bond
5.88%, 01/31/18, PHP	250	5
2.13%, 05/23/18, PHP	224,299	4,413
5.00%, 08/18/18, PHP	29,430	595
3.88%, 11/22/19, PHP	452,100	8,967
3.38%, 08/20/20, PHP	2,060	40
		14,020
Serbia 3.2%
Republic of Serbia
4.88%, 02/25/20 (c)	3,260	3,396
7.25%, 09/28/21 (c)	13,690	15,812
Serbia Treasury Bond
10.00%, 03/02/18 - 09/11/21, RSD	3,664,320	37,968
8.00%, 10/22/20, RSD	5,850	60
		57,236
South Africa 2.0%
Republic of South Africa
10.50%, 12/21/26, ZAR	90,969	7,710
6.25%, 03/31/36, ZAR	51,766	2,798
South Africa Government Bond
8.00%, 01/31/30, ZAR	102,795	7,111
7.00%, 02/28/31, ZAR	62,505	3,910
8.25%, 03/31/32, ZAR	119,656	8,245
8.88%, 02/28/35, ZAR	60,355	4,284
8.50%, 01/31/37, ZAR	25,071	1,703
		35,761
South Korea 4.8%
Korea Treasury Bond
2.00%, 03/10/21, KRW	5,805,250	5,102
4.25%, 06/10/21, KRW	4,701,000	4,479
1.38%, 09/10/21, KRW	18,635,200	15,958
1.88%, 03/10/22, KRW	69,400,000	60,574
		86,113

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Ukraine 1.3%
Ukraine Government International Bond
7.75%, 09/01/24 - 09/01/27 (c)	17,759	17,287
0.00%, 05/31/40 (c) (e)	16,220	6,285
		23,572
Total Government And Agency Obligations (cost $1,171,508)		1,215,621
PREFERRED STOCKS 0.0%
United Kingdom 0.0%
CEVA Holdings LLC - Series A-2 (a) (g) (h) (i)	1	218
CEVA Holdings LLC - Series A-1 (a) (g) (h) (i)	—	6
Total Preferred Stocks (cost $1,030)		224
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (h) (i) (j)	14,399	11
Edcon Holdings Ltd. (g) (h) (i) (j)	124,903	95
		106
United Kingdom 0.0%
CEVA Holdings LLC (g) (h) (i) (j)	—	90
Total Common Stocks (cost $572)		196
WARRANTS 0.0%
South Africa 0.0%
Edcon Ltd. (g) (h) (i) (j)	6	—
Edcon Ltd. (g) (h) (i) (j)	9,235	—
Edcon Ltd. (g) (h) (i) (j)	114,036	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 22.4%
Investment Companies 15.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (k) (l)	270,894	270,894
Treasury Securities 7.4%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20, BRL	106,347	24,300
Colombia TES
0.00%, 09/12/17, COP	2,000,000	649
Mexico Cetes
0.38%, 09/14/17, MXN	7,478	4,063
	Shares/Par†	Value
0.38%, 09/28/17 - 04/26/18, MXN	111,050	59,312
0.31%, 11/09/17, MXN	48,174	25,894
0.39%, 12/07/17, MXN	8,423	4,499
0.37%, 01/04/18 - 02/01/18, MXN	4,027	2,141
Philippine Treasury Bill
0.03%, 08/09/17, PHP	660,000	13,049
0.03%, 09/27/17, PHP	16,630	321
		134,228
Total Short Term Investments (cost $402,989)		405,122
Total Investments 90.4% (cost $1,592,436)		1,635,729
Other Derivative Instruments (0.7)%		(12,625)
Other Assets and Liabilities, Net 10.3%		186,403
Total Net Assets 100.0%		$1,809,507

(a) Convertible security.

(b) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $55,871 and 3.1%, respectively.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(j) Non-income producing security.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
CEVA Holdings LLC	07/22/12	$466	$90	—%
CEVA Holdings LLC - Series A-2	07/22/12	1,008	218	—
CEVA Holdings LLC - Series A-1	07/22/12	22	6	—
Edcon Holdings Ltd.	02/28/17	95	95	—
Edcon Holdings Ltd.	02/27/17	11	11	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
		$1,602	$420	—%

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	2.79%	03/31/24	6,980	$17	$(304)
3-Month LIBOR	Receiving	2.73%	07/07/24	73,570	188	(3,025)
3-Month LIBOR	Receiving	1.91%	01/22/25	36,540	98	585
3-Month LIBOR	Receiving	1.97%	01/23/25	45,670	123	554
3-Month LIBOR	Receiving	1.97%	01/27/25	26,950	72	322
3-Month LIBOR	Receiving	1.94%	01/29/25	6,740	18	97
3-Month LIBOR	Receiving	1.94%	01/30/25	5,710	15	81
3-Month LIBOR	Receiving	1.82%	02/03/25	8,990	24	208
3-Month LIBOR	Receiving	1.98%	03/27/25	5,750	16	72
3-Month LIBOR	Receiving	1.99%	03/27/25	5,750	16	69
3-Month LIBOR	Receiving	2.45%	07/02/25	28,720	83	(603)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	3.85%	08/22/43	38,670	270	(687)
3-Month LIBOR	Receiving	3.49%	03/31/44	3,320	18	(624)
3-Month LIBOR	Receiving	2.38%	11/18/46	80,600	472	2,731
3-Month LIBOR	Receiving	2.79%	03/13/47	39,900	248	(2,263)
3-Month LIBOR	Receiving	2.54%	04/13/47	27,200	164	(14)
					$1,842	$(2,801)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
CLP/USD	DUB	07/18/17	CLP	571,473	$861	$(4)
CLP/USD	DUB	07/20/17	CLP	3,231,224	4,865	(33)
EUR/USD	DUB	07/05/17	EUR	65	75	—
EUR/USD	JPM	07/05/17	EUR	6,100	6,968	(2)
INR/EUR	JPM	07/13/17	EUR	(49,080)	(56,086)	(3,551)
INR/USD	JPM	07/24/17	INR	527,153	8,133	53
MXN/EUR	DUB	12/13/17	EUR	(64,746)	(74,618)	6,199
MXN/USD	CIT	12/19/17	MXN	957,969	51,399	33
PHP/USD	JPM	07/03/17	PHP	30,714	609	(38)
USD/AUD	JPM	11/15/17	AUD	(58,680)	(45,024)	(1,769)
USD/AUD	CIT	02/22/18	AUD	(7,784)	(5,966)	(216)
USD/AUD	CIT	03/09/18	AUD	(971)	(745)	(15)
USD/AUD	CIT	03/13/18	AUD	(30,772)	(23,579)	(726)
USD/AUD	JPM	03/13/18	AUD	(46,141)	(35,355)	(1,211)
USD/AUD	JPM	03/16/18	AUD	(1,630)	(1,249)	(34)
USD/AUD	JPM	03/20/18	AUD	(66,486)	(50,940)	(1,033)
USD/CLP	DUB	07/18/17	CLP	(146,874)	(221)	1
USD/CLP	DUB	07/20/17	CLP	(2,804,532)	(4,223)	24
USD/EUR	DUB	07/05/17	EUR	(65)	(75)	(5)
USD/EUR	JPM	07/05/17	EUR	(6,100)	(6,967)	(432)
USD/EUR	BOA	07/10/17	EUR	(3,783)	(4,323)	(273)
USD/EUR	HSB	07/10/17	EUR	(786)	(898)	(57)
USD/EUR	JPM	07/12/17	EUR	(19,003)	(21,714)	(1,480)
USD/EUR	JPM	07/13/17	EUR	(54,794)	(62,615)	(4,189)
USD/EUR	JPM	07/18/17	EUR	(45,382)	(51,874)	(3,547)
USD/EUR	UBS	07/18/17	EUR	(10,424)	(11,915)	(808)
USD/EUR	DUB	07/24/17	EUR	(10,433)	(11,929)	(669)
USD/EUR	GSC	07/27/17	EUR	(2,562)	(2,930)	(126)
USD/EUR	BOA	07/31/17	EUR	(22,828)	(26,112)	(1,156)
USD/EUR	CIT	07/31/17	EUR	(12,058)	(13,793)	(603)
USD/EUR	DUB	07/31/17	EUR	(6,810)	(7,790)	(340)
USD/EUR	HSB	08/02/17	EUR	(123)	(140)	(6)
USD/EUR	JPM	08/02/17	EUR	(786)	(899)	(41)
USD/EUR	CIT	08/03/17	EUR	(786)	(899)	(38)
USD/EUR	CIT	08/08/17	EUR	(2,250)	(2,575)	(101)
USD/EUR	BOA	08/15/17	EUR	(534)	(611)	(29)
USD/EUR	DUB	08/15/17	EUR	(1,646)	(1,884)	(88)
USD/EUR	DUB	08/16/17	EUR	(34,196)	(39,148)	(1,623)
USD/EUR	GSC	08/16/17	EUR	(96)	(110)	(5)
USD/EUR	JPM	08/16/17	EUR	(32,740)	(37,481)	(1,582)
USD/EUR	BOA	08/17/17	EUR	(9,767)	(11,182)	(420)
USD/EUR	HSB	08/22/17	EUR	(874)	(1,001)	(24)
USD/EUR	BOA	08/23/17	EUR	(807)	(924)	(17)
USD/EUR	DUB	08/23/17	EUR	(9,527)	(10,910)	(195)
USD/EUR	JPM	08/23/17	EUR	(17,230)	(19,732)	(355)
USD/EUR	GSC	08/28/17	EUR	(33,302)	(38,148)	(711)
USD/EUR	BCL	08/30/17	EUR	(14,481)	(16,590)	(303)
USD/EUR	DUB	08/31/17	EUR	(1,977)	(2,265)	(41)
USD/EUR	SCB	08/31/17	EUR	(786)	(900)	(17)
USD/EUR	UBS	09/06/17	EUR	(1,041)	(1,193)	(21)
USD/EUR	UBS	09/07/17	EUR	(1,041)	(1,194)	(17)
USD/EUR	BCL	09/08/17	EUR	(393)	(450)	(8)
USD/EUR	BOA	09/08/17	EUR	(3,783)	(4,336)	(56)
USD/EUR	CIT	09/13/17	EUR	(3,701)	(4,243)	(87)
USD/EUR	BOA	09/15/17	EUR	(4,198)	(4,813)	(81)
USD/EUR	JPM	09/15/17	EUR	(11,173)	(12,812)	(217)
USD/EUR	JPM	09/18/17	EUR	(14,142)	(16,218)	(229)
USD/EUR	UBS	09/20/17	EUR	(17,144)	(19,663)	(411)
USD/EUR	BCL	09/29/17	EUR	(14,746)	(16,921)	(74)
USD/EUR	JPM	10/03/17	EUR	(6,100)	(7,001)	1
USD/EUR	DUB	10/05/17	EUR	(65)	(75)	—
USD/JPY	BCL	07/11/17	JPY	(607,460)	(5,403)	(135)
USD/JPY	GSC	07/11/17	JPY	(234,818)	(2,088)	(55)
USD/JPY	JPM	07/11/17	JPY	(1,631,800)	(14,513)	(408)
USD/JPY	BCL	07/13/17	JPY	(869,480)	(7,734)	(159)
USD/JPY	BCL	07/13/17	JPY	(821,800)	(7,310)	181
USD/JPY	JPM	07/14/17	JPY	(565,220)	(5,028)	496
USD/JPY	DUB	07/24/17	JPY	(410,300)	(3,651)	(60)
USD/JPY	CIT	07/25/17	JPY	(465,783)	(4,145)	316
USD/JPY	JPM	07/25/17	JPY	(718,000)	(6,390)	—
USD/JPY	JPM	07/27/17	JPY	(249,900)	(2,224)	1
USD/JPY	SCB	08/08/17	JPY	(926,730)	(8,253)	53
USD/JPY	JPM	08/09/17	JPY	(928,860)	(8,272)	54
USD/JPY	CIT	08/14/17	JPY	(389,130)	(3,466)	(8)
USD/JPY	GSC	08/16/17	JPY	(391,640)	(3,489)	(6)
USD/JPY	JPM	08/16/17	JPY	(1,371,355)	(12,216)	(23)
USD/JPY	BCL	08/28/17	JPY	(195,560)	(1,743)	6
USD/JPY	BCL	08/31/17	JPY	(2,019,878)	(18,004)	137
USD/JPY	DUB	09/01/17	JPY	(130,803)	(1,166)	10
USD/JPY	BCL	09/11/17	JPY	(474,193)	(4,229)	(35)
USD/JPY	DUB	09/13/17	JPY	(214,200)	(1,910)	(27)
USD/JPY	BCL	09/21/17	JPY	(1,292,043)	(11,528)	20
USD/JPY	BCL	09/25/17	JPY	(414,600)	(3,700)	62
USD/JPY	JPM	10/10/17	JPY	(1,631,800)	(14,574)	883
USD/JPY	HSB	10/11/17	JPY	(1,623,100)	(14,496)	259
USD/JPY	JPM	10/20/17	JPY	(372,560)	(3,329)	122
USD/JPY	BCL	10/24/17	JPY	(312,130)	(2,790)	97
USD/JPY	CIT	11/14/17	JPY	(389,130)	(3,482)	(7)
USD/JPY	CIT	11/14/17	JPY	(1,455,357)	(13,021)	1,167
USD/JPY	JPM	11/14/17	JPY	(611,520)	(5,471)	501
USD/JPY	BCL	11/15/17	JPY	(1,983,808)	(17,750)	(189)
USD/JPY	GSC	11/15/17	JPY	(6,664,272)	(59,629)	(729)
USD/JPY	CIT	11/20/17	JPY	(32,949)	(295)	(2)
USD/JPY	JPM	12/05/17	JPY	(725,016)	(6,494)	72
USD/JPY	CIT	12/08/17	JPY	(379,500)	(3,400)	99
USD/JPY	HSB	12/11/17	JPY	(568,300)	(5,092)	146
USD/JPY	CIT	12/12/17	JPY	(819,710)	(7,345)	(25)
USD/JPY	HSB	12/13/17	JPY	(646,940)	(5,797)	123
USD/JPY	JPM	12/13/17	JPY	(599,390)	(5,371)	(58)
USD/JPY	JPM	12/18/17	JPY	(252,800)	(2,266)	53
USD/JPY	JPM	01/22/18	JPY	(372,560)	(3,345)	4
USD/JPY	CIT	02/08/18	JPY	(725,210)	(6,518)	64
USD/JPY	JPM	02/08/18	JPY	(926,500)	(8,327)	88
USD/JPY	BCL	02/09/18	JPY	(926,850)	(8,330)	67
USD/JPY	CIT	02/14/18	JPY	(392,530)	(3,529)	(4)
USD/JPY	HSB	02/16/18	JPY	(589,460)	(5,300)	(4)
USD/JPY	JPM	02/28/18	JPY	(861,218)	(7,748)	65
USD/JPY	HSB	03/12/18	JPY	(4,564,953)	(41,094)	967
USD/JPY	DUB	03/22/18	JPY	(405,843)	(3,655)	18
USD/JPY	JPM	03/22/18	JPY	(2,239,778)	(20,173)	94
USD/JPY	CIT	03/23/18	JPY	(816,260)	(7,352)	32
USD/JPY	HSB	03/23/18	JPY	(3,680,691)	(33,153)	132
USD/JPY	GSC	03/27/18	JPY	(3,676,462)	(33,122)	638
USD/JPY	JPM	04/05/18	JPY	(8,000,000)	(72,109)	1,064

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/JPY	DUB	04/13/18	JPY	(810,500)	(7,309)	157
USD/JPY	BOA	04/18/18	JPY	(455,770)	(4,111)	87
USD/JPY	BOA	05/18/18	JPY	(65,995)	(596)	(4)
USD/JPY	CIT	05/18/18	JPY	(32,948)	(298)	(2)
USD/JPY	BOA	05/21/18	JPY	(65,796)	(595)	5
USD/JPY	HSB	05/21/18	JPY	(66,028)	(597)	6
USD/JPY	BOA	05/22/18	JPY	(65,975)	(596)	8
USD/JPY	HSB	06/18/18	JPY	(810,570)	(7,337)	214
USD/JPY	DUB	06/19/18	JPY	(809,330)	(7,326)	137
USD/JPY	CIT	06/20/18	JPY	(601,130)	(5,441)	62
USD/JPY	DUB	06/22/18	JPY	(810,730)	(7,340)	53
USD/KRW	HSB	07/24/17	KRW	(25,486,000)	(22,282)	62
USD/KRW	HSB	08/02/17	KRW	(6,502,000)	(5,685)	87
USD/KRW	HSB	08/17/17	KRW	(30,916,000)	(27,038)	335
USD/KRW	CIT	08/21/17	KRW	(8,462,000)	(7,401)	15
USD/KRW	HSB	09/05/17	KRW	(9,617,000)	(8,413)	187
USD/KRW	GSC	09/07/17	KRW	(23,982,000)	(20,980)	205
USD/KRW	CIT	09/20/17	KRW	(11,697,000)	(10,235)	(22)
USD/KRW	HSB	09/27/17	KRW	(38,267,000)	(33,490)	702
USD/KRW	CIT	10/16/17	KRW	(8,775,000)	(7,682)	163
USD/KRW	HSB	10/31/17	KRW	(32,100,000)	(28,111)	(443)
USD/KRW	CIT	11/15/17	KRW	(11,730,000)	(10,275)	86
USD/KRW	CIT	11/16/17	KRW	(9,859,000)	(8,636)	79
					$(1,514,942)	$(14,467)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Income Fund *
EQUITY LINKED STRUCTURED NOTES 4.9%
Health Care 0.4%
JPMorgan Chase & Co. Equity Linked Note
(Merck & Co. Inc.) (a)	180	11,214
Industrials 1.1%
Morgan Stanley Equity Linked Note
(Deere & Co.) (a)	223	26,488
Information Technology 3.4%
Deutsche Bank AG Equity Linked Note
(Apple Inc.) (a)	165	24,196
Goldman Sachs International Equity Linked Note
(Intel Corp.) (a)	685	23,219
(Analog Devices Inc.) (a)	225	17,764
Royal Bank of Canada Equity Linked Note
(Texas Instruments Inc.) (a)	275	18,997
		84,176
Total Equity Linked Structured Notes (cost $120,104)		121,878
COMMON STOCKS 46.0%
Consumer Discretionary 3.5%
Ford Motor Co.	2,427	27,160
Target Corp.	580	30,328
Other Securities		30,886
		88,374
Consumer Staples 3.9%
Anheuser-Busch InBev NV - ADR	220	24,279
Coca-Cola Co.	595	26,686
PepsiCo Inc.	237	27,360
Philip Morris International Inc.	160	18,792
		97,117
Energy 7.4%
BP Plc - ADR	815	28,240
Chevron Corp.	350	36,515
Royal Dutch Shell Plc - Class A - ADR	1,100	58,509
Weatherford International Plc (b) (c)	1,000	3,870
Other Securities		57,626
		184,760
Financials 5.9%
Bank of America Corp.	890	21,591
JPMorgan Chase & Co.	375	34,275
MetLife Inc.	398	21,855
U.S. Bancorp	387	20,093
Wells Fargo & Co.	660	36,571
Other Securities		13,723
		148,108
Health Care 5.6%
AstraZeneca Plc	300	20,095
Pfizer Inc.	948	31,847
Sanofi SA - ADR	610	29,225
Other Securities		60,207
		141,374
Industrials 4.8%
General Electric Co.	1,250	33,762
Republic Services Inc.	294	18,762
United Technologies Corp.	262	31,993
Other Securities		37,176
		121,693
Information Technology 3.7%
Apple Inc.	161	23,206
Intel Corp.	824	27,802
Microsoft Corp.	400	27,572
Other Securities		13,801
		92,381
Materials 4.0%
BASF SE	300	27,865
Dow Chemical Co.	700	44,149
Rio Tinto Plc - ADR	660	27,925
		99,939
	Shares/Par†	Value
Telecommunication Services 1.1%
Other Securities		26,863
Utilities 6.1%
Dominion Energy Inc.	400	30,652
Duke Energy Corp.	226	18,925
PG&E Corp.	380	25,207
Southern Co.	396	18,983
Other Securities		58,919
		152,686
Total Common Stocks (cost $1,039,002)		1,153,295
PREFERRED STOCKS 2.1%
Financials 0.7%
Morgan Stanley, 6.38%, (callable at 25 beginning 10/15/24) (d)	70	2,009
Wells Fargo & Co. - Series L, 7.50% (d) (e)	10	13,111
Other Securities		837
		15,957
Health Care 0.9%
Other Securities		22,342
Industrials 0.0%
Other Securities		508
Utilities 0.5%
Dominion Energy Inc. - Series A, 6.38%, 07/01/17 (c) (e)	70	3,322
Other Securities		9,621
		12,943
Total Preferred Stocks (cost $55,292)		51,750
CORPORATE BONDS AND NOTES 37.1%
Consumer Discretionary 3.2%
iHeartCommunications Inc.
9.00%, 12/15/19	4,356	3,429
Other Securities		77,674
		81,103
Consumer Staples 0.5%
Other Securities		11,506
Energy 6.0%
Chesapeake Energy Corp.
4.41%, 04/15/19 (f)	2,500	2,441
6.13%, 02/15/21 (c)	15,000	14,685
8.00%, 12/15/22 (a) (c)	6,025	6,381
8.00%, 01/15/25 (a) (c)	10,000	9,957
5.50%, 09/15/26 (a) (e)	1,000	935
Weatherford International Ltd.
5.13%, 09/15/20 (c)	4,400	4,235
7.75%, 06/15/21 (c)	8,325	8,358
5.88%, 07/01/21 (e)	11,675	11,807
8.25%, 06/15/23 (c)	4,900	4,909
Weatherford International Plc
9.88%, 02/15/24 (a) (c)	7,500	7,829
Other Securities		79,048
		150,585
Financials 6.5%
Bank of America Corp.
5.20%, (callable at 100 beginning 06/01/23) (c) (d)	2,500	2,555
6.10%, (callable at 100 beginning 03/17/25) (d)	4,000	4,341
6.25%, (callable at 100 beginning 09/05/24) (d)	2,500	2,708
8.12%, (callable at 100 beginning 05/15/18) (d)	1,000	1,039
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (a)	15,000	20,879
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (c) (d)	10,000	10,481
5.90%, (callable at 100 beginning 02/15/23) (c) (d)	6,500	6,949
5.95%, (callable at 100 beginning 08/15/20) (d)	8,000	8,465
5.95%, (callable at 100 beginning 01/30/23) (d)	7,000	7,485
6.30%, (callable at 100 beginning 05/15/24) (d)	10,600	11,312
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (d)	12,000	12,256
5.15%, (callable at 100 beginning 05/01/23) (d)	2,000	2,059

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
6.10%, (callable at 100 beginning 10/01/24) (d)	10,000	10,844
7.90%, (callable at 100 beginning 04/30/18) (d)	5,800	6,029
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (d)	2,500	2,624
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (a)	5,000	5,249
7.25%, 12/15/21 (a)	5,000	5,267
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (d)	4,700	5,032
Other Securities		37,790
		163,364
Health Care 7.3%
Community Health Systems Inc.
8.00%, 11/15/19 (c)	27,500	27,714
7.13%, 07/15/20 (c)	5,000	4,867
6.88%, 02/01/22 (c)	17,000	14,851
Mallinckrodt International Finance SA
5.75%, 08/01/22 (a) (c)	17,000	15,983
5.63%, 10/15/23 (a) (c)	4,100	3,739
Tenet Healthcare Corp.
5.00%, 03/01/19	5,000	5,253
8.00%, 08/01/20 (c)	6,800	6,908
4.38%, 10/01/21	9,500	9,641
8.13%, 04/01/22	15,000	15,939
6.75%, 06/15/23 (c)	14,500	14,486
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (a)	3,750	3,650
6.50%, 03/15/22 (a)	2,200	2,307
5.88%, 05/15/23 (a)	6,200	5,318
7.00%, 03/15/24 (a)	3,400	3,586
6.13%, 04/15/25 (a)	4,700	3,985
VRX Escrow Corp.
5.38%, 03/15/20 (a)	6,000	5,792
Other Securities		38,530
		182,549
Industrials 1.7%
Other Securities		43,129
Information Technology 1.3%
Other Securities		32,263
Materials 2.9%
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	5,109
7.25%, 04/15/25 (a)	14,000	14,213
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	20,000	22,775
5.13%, 05/15/24 (a) (c)	4,400	4,402
Other Securities		25,024
		71,523
Real Estate 0.2%
Other Securities		5,346
Telecommunication Services 4.3%
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,340
Sprint Communications Inc.
9.00%, 11/15/18 (a)	7,300	7,929
Sprint Corp.
7.88%, 09/15/23	9,400	10,801
7.13%, 06/15/24	5,500	6,114
7.63%, 02/15/25 (c)	10,000	11,501
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,487

	Shares/Par†	Value
11.50%, 11/15/21	7,500	9,623
Other Securities		51,132
		107,927
Utilities 3.2%
Calpine Corp.
5.38%, 01/15/23 (c)	15,000	14,624
5.75%, 01/15/25	6,500	6,113
5.25%, 06/01/26 (a)	8,800	8,646
Dynegy Inc.
6.75%, 11/01/19	15,000	15,446
7.38%, 11/01/22 (c)	17,000	16,839
Other Securities		17,020
		78,688
Total Corporate Bonds And Notes (cost $892,010)		927,983
VARIABLE RATE SENIOR LOAN INTERESTS 2.9% (f)
Consumer Discretionary 1.1%
iHeartCommunications Inc.
Term Loan D, 7.98%, 01/30/19	20,000	16,283
Other Securities		11,124
		27,407
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.69%, 08/25/21	10,000	10,565
Financials 0.4%
Other Securities		9,074
Health Care 0.3%
Other Securities		8,868
Industrials 0.4%
Other Securities		10,899
Utilities 0.3%
Other Securities		6,461
Total Variable Rate Senior Loan Interests (cost $77,984)		73,274
OTHER EQUITY INTERESTS 0.0%
Other Securities		1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 13.0%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (g) (h)	154,711	154,711
Securities Lending Collateral 6.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (g) (h)	170,248	170,248
Total Short Term Investments (cost $324,959)		324,959
Total Investments 106.0% (cost $2,509,351)		2,653,140
Other Assets and Liabilities, Net (6.0)%		(149,543)
Total Net Assets 100.0%		$2,503,597

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $532,087 and 21.3%, respectively.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) Perpetual security.

(e) Convertible security.

(f) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
CEVA Holdings LLC	07/23/12	$3,602	$461	—%
CEVA Holdings LLC - Series A-2	07/23/12	2,444	489	—
CEVA Holdings LLC - Series A-1	05/02/13	72	19	—
General Motors Co. Escrow	04/25/10	—	1	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Initial Acquisition	Cost	Ending Value	Percent of Net Assets
	$6,118	$970	—%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS 92.8%
Belgium 0.6%
Barco NV (a)	25	$2,544
Ontex Group NV (a)	34	1,218
		3,762
Bermuda 2.3%
Arch Capital Group Ltd. (b)	139	13,011
Axis Capital Holdings Ltd.	29	1,869
		14,880
Brazil 0.6%
Grendene SA	192	1,476
M Dias Branco SA	141	2,115
		3,591
Canada 7.9%
Alamos Gold Inc. - Class A	180	1,290
Badger Daylighting Ltd. (a)	152	3,118
Canaccord Genuity Group Inc.	486	2,000
Canada Goose Holdings Inc. (b)	17	332
Canadian Western Bank	105	2,222
Enerflex Ltd.	85	1,234
Fairfax Financial Holdings Ltd.	26	11,268
Fairfax India Holdings Corp. (b)	1,287	20,578
Genworth MI Canada Inc. (a)	62	1,703
Gran Tierra Energy Inc. (b)	514	1,142
Laurentian Bank of Canada (a)	25	1,023
Major Drilling Group International Inc. (b)	184	1,207
Mullen Group Ltd	169	2,081
ShawCor Ltd.	72	1,464
		50,662
China 2.9%
58.Com Inc. - Class A - ADR (a) (b)	325	14,340
China ZhengTong Auto Services Holdings Ltd.	2,314	1,860
Shanghai Haohai Biological Technology Co. Ltd. - Class H	226	1,225
Vinda International Holdings Ltd.	548	1,110
		18,535
Denmark 3.0%
ISS A/S	185	7,284
Scandinavian Tobacco Group A/S (a)	734	11,962
		19,246
Finland 3.0%
Amer Sports Oyj - Class A	157	3,945
Huhtamaki Oyj - Class I	109	4,320
Uponor Oyj	619	11,307
		19,572
France 5.0%
Beneteau SA	701	12,144
Elis SA (a)	591	13,570
Euler Hermes SA	57	6,804
		32,518
Germany 2.4%
Gerresheimer AG	51	4,094
Jenoptik AG	136	3,572
Rational AG	8	4,127
Stabilus SA	45	3,467
		15,260
Greece 0.9%
Diana Shipping Inc. (b)	1,398	5,675
Hong Kong 3.3%
Goodbaby International Holdings Ltd.	3,351	1,391
Greatview Aseptic Packaging Co. Ltd.	2,615	1,632
Hang Lung Group Ltd.	1,014	4,209
Luk Fook Holdings International Ltd.	354	1,210
Stella International Holdings Ltd.	667	1,199
Techtronic Industries Co.	1,032	4,762
Value Partners Group Ltd. (a)	2,030	1,856
VTech Holdings Ltd. (a)	228	3,614
	Shares/Par†	Value
Xtep International Holdings Ltd.	2,864	1,105
		20,978
India 0.8%
Dewan Housing Finance Corp. Ltd.	653	4,444
Jain Irrigation Systems Ltd.	514	822
		5,266
Ireland 9.1%
C&C Group Plc	2,389	8,810
Dalata Hotel Group Plc (b)	1,834	10,139
Grafton Group Plc	1,794	16,474
Green REIT Plc	4,909	8,008
Irish Residential Properties REIT Plc	3,850	5,993
Total Produce Plc	3,559	8,838
		58,262
Italy 1.7%
Azimut Holding SpA	63	1,259
Interpump Group SpA	161	4,416
Technogym SpA	475	3,669
Tod's SpA (a)	22	1,345
		10,689
Japan 9.5%
Anicom Holdings Inc. (a)	76	1,656
Asahi Co. Ltd.	83	968
Asatsu-DK Inc.	208	5,206
Asics Corp.	171	3,191
Bandai Namco Holdings Inc.	245	8,357
Bunka Shutter Co. Ltd.	171	1,315
Capcom Co. Ltd.	99	2,346
Daibiru Corp.	232	2,421
Descente Ltd	123	1,671
Dowa Holdings Co. Ltd.	366	2,796
Fuji Oil Holdings Inc.	97	2,243
Gulliver International Co. Ltd.	321	2,220
Kobayashi Pharmaceutical Co. Ltd.	78	4,619
KYB Co. Ltd.	228	1,174
Meitec Corp.	95	4,042
Nachi-Fujikoshi Corp.	393	2,255
Nihon Parkerizing Co. Ltd.	177	2,647
Square Enix Holdings Co. Ltd.	41	1,345
Sumitomo Rubber Industries Inc.	163	2,766
TechnoPro Holdings Inc.	46	1,836
Tsumura & Co.	119	4,837
Ushio Inc.	106	1,330
		61,241
Luxembourg 0.4%
Grand City Properties SA	136	2,736
Netherlands 3.2%
Aalberts Industries NV	84	3,335
Accell Group	64	2,115
Arcadis NV (a)	174	3,162
Beter Bed Holding NV	72	1,310
Refresco Group NV (c)	176	3,591
Sligro Food Group NV	167	7,358
		20,871
Norway 0.4%
Ekornes ASA	73	1,012
Tomra Systems ASA	112	1,374
		2,386
Philippines 0.4%
Metropolitan Bank & Trust Co.	418	726
Vista Land & Lifescapes Inc	16,356	1,882
		2,608
Poland 0.2%
CCC SA	27	1,612
Singapore 0.7%
Straits Trading Co. Ltd.	2,687	4,798
South Korea 1.6%
BNK Financial Group Inc.	224	2,139
DGB Financial Group Inc.	338	3,491
Hyundai Mipo Dockyard Co. Ltd. (b)	13	1,223

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Korea Investment Holdings Co. Ltd.	55	3,346
		10,199
Spain 3.3%
Construcciones y Auxiliar de Ferrocarriles SA (a)	44	1,817
Lar Espana Real Estate Socimi SA (c) (d)	1,214	11,227
Zardoya Otis SA (a)	790	8,187
		21,231
Sweden 2.7%
Bulten AB	77	1,099
Cloetta Fazer AB - Class B	1,945	8,024
Duni AB	75	1,097
Dustin Group AB	216	1,795
Tethys Oil AB	169	1,172
Thule Group AB (c)	236	4,437
		17,624
Switzerland 4.2%
Basilea Pharmaceutical AG (a) (b)	12	1,025
Bucher Industries AG	14	4,426
Logitech International SA (a)	70	2,569
Panalpina Welttransport Holding AG (a)	100	14,055
Tecan Group AG	7	1,344
Vontobel Holding AG	53	3,466
		26,885
Taiwan 1.8%
Chicony Electronics Co. Ltd.	1,018	2,583
Giant Manufacturing Co. Ltd.	329	1,885
King Yuan Electronics Co. Ltd.	1,839	1,887
Merida Industry Co. Ltd.	278	1,493
Tripod Technology Corp.	1,085	3,465
		11,313
Thailand 0.2%
LPN Development PCL	1,322	463
Tisco Financial Group PCL	273	611
		1,074
Turkey 0.1%
Mavi Jeans (b) (c)	57	699
United Kingdom 17.8%
Amec Foster Wheeler Plc	1,849	11,302
Bellway Plc	26	1,023
Bovis Homes Group Plc	70	866
Carpetright Plc (b)	1,007	2,453
Clarkson Plc (a)	449	14,811
Countrywide Plc (a)	1,666	3,635
DFS Furniture Plc	443	1,189
Foxtons Group Plc	636	789
Greggs Plc	208	2,928
Headlam Group Plc	1,365	9,588

	Shares/Par†	Value
Kennedy Wilson Europe Real Estate Plc	1,041	15,067
Laird Plc	860	1,553
LivaNova Plc (a) (b)	39	2,417
Man Group Plc	1,425	2,876
Morgan Sindall Group Plc	356	5,777
Oxford Instruments Plc	153	2,093
PageGroup Plc	2,153	13,396
Serco Group Plc (b)	2,797	4,190
SIG Plc	1,207	2,337
Sthree Plc	1,048	4,220
Vectura Group Plc (b)	790	1,153
Vesuvius Plc	1,556	10,765
		114,428
United States of America 2.8%
Flextronics International Ltd. (b)	80	1,302
RenaissanceRe Holdings Ltd.	108	15,059
Russel Metals Inc.	91	1,826
		18,187
Total Common Stocks (cost $530,298)		596,788
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas SA	323	1,343
Total Preferred Stocks (cost $835)		1,343
INVESTMENT COMPANIES 0.8%
United States of America 0.8%
iShares MSCI EAFE ETF	29	1,897
iShares MSCI EAFE Small Cap Index Fund (a)	54	3,094
Total Investment Companies (cost $4,783)		4,991
SHORT TERM INVESTMENTS 12.8%
Investment Companies 6.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	39,145	39,145
Securities Lending Collateral 6.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (e) (f)	43,161	43,161
Total Short Term Investments (cost $82,306)		82,306
Total Investments 106.6% (cost $618,222)		685,428
Other Assets and Liabilities, Net (6.6)%		(42,324)
Total Net Assets 100.0%		$643,104

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Lar Espana Real Estate Socimi SA	09/17/14	$10,531	$11,227	1.7%
Mavi Jeans	06/13/17	699	699	0.1
Refresco Group NV	01/06/16	2,926	3,591	0.6
Thule Group AB	08/26/15	3,060	4,437	0.7
		$17,216	$19,954	3.1%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/GBP	BOA	07/05/17	GBP	(2)	$(2)	$—
USD/GBP	UBS	07/05/17	GBP	(72)	(94)	—
					$(96)	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Mutual Shares Fund *
COMMON STOCKS 88.7%
Consumer Discretionary 9.2%
Charter Communications Inc. - Class A (a)	72	$24,096
DISH Network Corp. - Class A (a)	236	14,789
General Motors Co.	462	16,132
Sky Plc	956	12,391
Time Warner Inc.	278	27,888
Other Securities		17,379
		112,675
Consumer Staples 10.4%
Altria Group Inc.	189	14,096
British American Tobacco Plc	343	23,420
CVS Health Corp.	254	20,404
Kroger Co.	684	15,955
PepsiCo Inc.	99	11,414
Reynolds American Inc.	253	16,454
Walgreens Boots Alliance Inc.	186	14,582
Other Securities		10,984
		127,309
Energy 9.0%
Baker Hughes Inc.	300	16,353
Kinder Morgan Inc.	969	18,561
Marathon Oil Corp.	899	10,654
Royal Dutch Shell Plc - Class A	501	13,335
Royal Dutch Shell Plc - Class A	328	8,724
Williams Cos. Inc.	506	15,333
Other Securities		27,575
		110,535
Financials 20.6%
Alleghany Corp. (a)	31	18,658
American International Group Inc.	426	26,659
Capital One Financial Corp.	136	11,233
Chubb Ltd.	97	14,050
CIT Group Inc. (b)	232	11,292
Citigroup Inc.	280	18,704
Citizens Financial Group Inc.	565	20,154
JPMorgan Chase & Co.	222	20,315
MetLife Inc.	296	16,280
PNC Financial Services Group Inc.	171	21,334
Wells Fargo & Co.	208	11,521
XL Group Ltd.	476	20,860
Other Securities		41,239
		252,299
Health Care 14.3%
Eli Lilly & Co.	385	31,670
Medtronic Plc	527	46,761
Merck & Co. Inc.	579	37,132
Novartis AG - ADR	301	25,107
Stryker Corp.	150	20,865
Teva Pharmaceutical Industries Ltd. - ADR	398	13,235
		174,770
Industrials 5.2%
Caterpillar Inc.	140	15,020
General Electric Co.	671	18,116
Sensata Technologies Holding NV (a)	328	14,011
Other Securities		16,553
		63,700
Information Technology 12.5%
CA Inc.	430	14,812
Cisco Systems Inc.	666	20,854
Cognizant Technology Solutions Corp. - Class A	242	16,068
Microsoft Corp.	393	27,123
Nokia Oyj - ADR	823	5,070
Nokia Oyj	1,026	6,301
Samsung Electronics Co. Ltd.	8	17,554
Symantec Corp.	979	27,653
Other Securities		17,845
		153,280
Materials 4.9%
International Paper Co.	301	17,013
	Shares/Par†	Value
Monsanto Co.	120	14,169
WestRock Co.	193	10,914
Other Securities		18,549
		60,645
Real Estate 1.1%
Other Securities		12,988
Telecommunication Services 1.1%
Other Securities		14,189
Utilities 0.4%
Other Securities		4,473
Total Common Stocks (cost $881,980)		1,086,863
RIGHTS 0.0%
Utilities 0.0%
Other Securities		266
Total Rights (cost $0)		266
CORPORATE BONDS AND NOTES 1.5%
Consumer Discretionary 0.5%
iHeartCommunications Inc.
9.00%, 12/15/19	7,449	5,865
Health Care 0.2%
Other Securities		3,142
Materials 0.0%
Other Securities		—
Real Estate 0.0%
Other Securities		—
Telecommunication Services 0.8%
Other Securities		9,306
Total Corporate Bonds And Notes (cost $28,387)		18,313
VARIABLE RATE SENIOR LOAN INTERESTS 2.4% (c)
Consumer Discretionary 1.8%
iHeartCommunications Inc.
Term Loan D, 7.79%, 01/30/19	4,339	3,533
Term Loan E, 8.54%, 07/30/19	1,395	1,135
Other Securities		16,798
		21,466
Telecommunication Services 0.6%
Other Securities		7,878
Total Variable Rate Senior Loan Interests (cost $30,454)		29,344
GOVERNMENT AND AGENCY OBLIGATIONS 0.2%
Municipal 0.2%
Other Securities		2,890
Total Government And Agency Obligations (cost $4,123)		2,890
OTHER EQUITY INTERESTS 0.1%
Other Securities		641
Total Other Equity Interests (cost $1,437)		641
SHORT TERM INVESTMENTS 6.6%
Investment Companies 6.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (d) (e)	76,609	76,609
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 0.88% (d) (e)	1,192	1,192
Treasury Securities 0.2%
U.S. Treasury Bill
0.68%, 08/24/17	3,000	2,996
Total Short Term Investments (cost $80,798)		80,797
Total Investments 99.5% (cost $1,027,179)		1,219,114
Other Derivative Instruments (0.1)%		(850)
Other Assets and Liabilities, Net 0.6%		6,749
Total Net Assets 100.0%		$1,225,013

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Texas Competitive Electric Holdings Co. LLC	12/30/16	$—	$40	—%
Tribune Co. Escrow Litigation Interests	02/22/13	—	—	—
Tropicana Entertainment LLC, 0.00%, 12/15/14	12/14/07	743	—	—
Warrior Met Coal Inc.	04/21/15	498	1,421	0.1
		$1,241	$1,461	0.1%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/USD	BOA	08/18/17	EUR	125	$143	$—
EUR/USD	HSB	08/18/17	EUR	125	143	—
EUR/USD	SSB	08/18/17	EUR	125	143	—
EUR/USD	UBS	08/18/17	EUR	187	214	—
GBP/USD	BOA	07/13/17	GBP	2,294	2,988	56
GBP/USD	HSB	07/13/17	GBP	284	370	8
GBP/USD	SSB	07/13/17	GBP	263	343	8
GBP/USD	UBS	07/13/17	GBP	1,006	1,312	19
KRW/USD	HSB	07/14/17	KRW	4,684,922	4,096	(73)
KRW/USD	HSB	07/14/17	KRW	16,548	14	—
KRW/USD	UBS	07/14/17	KRW	1,310,665	1,146	(15)
USD/EUR	BOA	08/18/17	EUR	(54)	(61)	(1)
USD/EUR	HSB	08/18/17	EUR	(21,550)	(24,673)	(561)
USD/EUR	SSB	08/18/17	EUR	(21,550)	(24,673)	(567)
USD/GBP	BOA	07/05/17	GBP	(30)	(39)	—
USD/GBP	BOA	07/13/17	GBP	(339)	(441)	(1)
USD/GBP	BOA	07/13/17	GBP	(383)	(500)	1
USD/GBP	HSB	07/13/17	GBP	(53)	(70)	(1)
USD/GBP	HSB	07/13/17	GBP	(881)	(1,148)	—
USD/GBP	SSB	07/13/17	GBP	(539)	(702)	(2)
USD/GBP	SSB	07/13/17	GBP	(50,824)	(66,217)	57
USD/GBP	UBS	07/13/17	GBP	(909)	(1,185)	2
USD/KRW	HSB	07/14/17	KRW	(15,229,117)	(13,313)	158
USD/KRW	UBS	07/14/17	KRW	(10,271,631)	(8,979)	62
					$(131,089)	$(850)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Goldman Sachs Core Plus Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.2%
Academic Loan Funding Trust
Series 2012-A2-1A, 2.32%, 12/27/44 (a) (b)	5,750	$5,729
ACIS CLO Ltd.
Series 2013-BR-2A, 2.21%, 10/14/22 (a) (b)	850	850
Series 2013-C1R-2A, 2.46%, 10/14/22 (a) (b)	1,400	1,400
Series 2014-A-4A, 2.59%, 05/01/26 (a) (b)	4,066	4,071
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	31	27
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 3.21%, 09/25/35 (a)	269	261
Bank of America Student Loan Trust
Series 2010-A-1A, 1.96%, 02/25/43 (a) (b)	1,343	1,350
BlueMountain CLO Ltd.
Series 2014-AR-2A, 2.24%, 07/20/26 (a) (b) (c)	5,650	5,650
Crown Point CLO III Ltd.
Series 2015-A1A-3A, 2.57%, 12/31/27 (a) (b)	7,898	7,906
ECMC Group Student Loan Trust
Series 2016-A-1A, 2.57%, 02/25/29 (a) (b)	5,295	5,323
EFS Volunteer No. 2 LLC
Series 2012-A2-1, 2.57%, 03/25/36 (a) (b)	5,500	5,587
EFS Volunteer No. 3 LLC
Series 2012-A3-1, 2.22%, 04/25/33 (a) (b)	3,450	3,461
Greywolf CLO V Ltd.
Series 2015-A1-1A, 2.76%, 04/25/27 (a) (b)	3,500	3,501
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1R-1A, 2.44%, 04/18/26 (a) (b) (c)	2,550	2,550
Series 2014-A1-1A, 2.69%, 04/18/26 (a) (b)	2,550	2,550
Series 2015-A-2A, REMIC, 2.55%, 07/25/27 (a) (b)	5,800	5,792
ICG US CLO Ltd.
Series 2014-A1-1A, 2.31%, 04/20/26 (a) (b)	4,197	4,186
Montana Higher Education Student Assistance Corp.
Series 2012-A3-1, REMIC, 2.26%, 04/20/29 (a)	3,100	3,042
Mortgage Repurchase Agreement Financing Trust
Series 2017-A1-1, 1.97%, 01/10/18 (a) (b)	3,050	3,051
Series 2016-A2-1, 2.07%, 04/10/19 (a) (b)	2,050	2,050
Mortgage Repurchase Financing Trust
Series 2016-A-2, 2.42%, 08/10/17 (a) (b)	5,575	5,576
Series 2016-A-1, 2.02%, 04/10/19 (a) (b)	3,550	3,550
Navient Student Loan Trust
Series 2016-A-7A, 2.37%, 12/25/28 (a) (b)	4,952	5,008
Series 2016-A-5A, 2.47%, 12/25/28 (a) (b)	11,117	11,292
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,949
Nelnet Student Loan Trust
Series 2006-A6-1, 1.64%, 08/23/36 (a) (b)	5,450	5,210
Northstar Education Finance Inc.
Series 2007-A1-1, 1.27%, 04/28/30 (a)	1,200	1,182
OCP CLO Ltd.
Series 2014-A1-5A, 2.17%, 04/26/26 (a) (b)	4,640	4,640
OFSI Fund VI Ltd.
Series 2014-A1-6A, 2.19%, 03/20/25 (a) (b)	4,673	4,636
OFSI Fund VII Ltd.
Series 2014-A-7A, 2.50%, 10/18/26 (a) (b)	1,300	1,301
SLM Student Loan Trust
Series 2007-A4-7, 1.49%, 01/25/22 (a)	2,256	2,222
Series 2007-A4-2, 1.22%, 07/25/22 (a)	4,800	4,648
Series 2008-A4-4, 2.81%, 07/25/22 (a)	2,112	2,164
Series 2008-A3-2, 1.91%, 04/25/23 (a)	879	874
Series 2008-A4-8, 2.66%, 04/25/23 (a)	1,800	1,841
Series 2008-A4-6, 2.26%, 07/25/23 (a)	2,950	2,966
Series 2008-A4-5, 2.86%, 07/25/23 (a)	6,897	7,066
Series 2005-A3-4, 1.28%, 01/25/27 (a)	4,397	4,373
Series 2003-A5A-1, 1.36%, 12/15/32 (b)	4,066	3,843
Series 2003-A5A-7A, 2.45%, 12/15/33 (a) (b)	4,389	4,433
Series 2004-A6-8A, 1.79%, 01/25/40 (a) (b)	4,050	3,998
Series 2005-A5-5, REMIC, 1.91%, 10/25/40 (a)	1,150	1,124
Station Place Securitization Trust
Series 2015-A-2, 2.19%, 05/15/18 (a) (b) (c)	2,950	2,950
THL Credit Wind River CLO Ltd.
Series 2013-A1-1A, 2.31%, 04/20/25 (a) (b)	4,800	4,800
	Shares/Par†	Value
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, 10/14/26 (a) (b)	8,300	8,300
Z Capital Credit Partners CLO Ltd.
Series 2015-A1-1A, 2.49%, 07/16/27 (a) (b)	5,127	5,111
Other Securities		20,067
Total Non-U.S. Government Agency Asset-Backed Securities (cost $191,075)		193,461
CORPORATE BONDS AND NOTES 29.2%
Consumer Discretionary 2.0%
21st Century Fox America Inc.
3.70%, 09/15/24	3,425	3,567
Other Securities		18,870
		22,437
Consumer Staples 2.0%
Reynolds American Inc.
4.45%, 06/12/25	3,950	4,240
Other Securities		18,008
		22,248
Energy 3.2%
Other Securities		36,466
Financials 9.8%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	6,984
3.65%, 02/01/26	1,925	1,979
4.90%, 02/01/46	700	791
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (d)	1,875	2,054
4.00%, 04/01/24	200	209
3.25%, 10/21/27	2,325	2,245
4.18%, 11/25/27	4,250	4,319
3.82%, 01/20/28 (a)	2,600	2,646
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,275	2,321
Intesa Sanpaolo SpA
3.88%, 01/16/18	3,075	3,103
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (d)	1,850	1,942
2.55%, 10/24/23 (a)	1,625	1,655
3.70%, 10/23/24	3,000	3,077
3.63% - 4.00%, 04/29/24 - 01/20/27	1,450	1,503
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,293
UniCredit SpA
3.75%, 04/12/22 (b)	3,975	4,073
4.63%, 04/12/27 (b)	1,650	1,744
5.86%, 06/19/32 (a) (b)	800	822
Wells Fargo & Co.
3.00%, 10/23/26	3,775	3,674
Other Securities		61,522
		110,956
Health Care 3.0%
EMD Finance LLC
2.95%, 03/19/22 (b)	2,950	2,994
Mylan NV
3.95%, 06/15/26	3,175	3,217
Other Securities		27,580
		33,791
Industrials 0.7%
Other Securities		8,202
Information Technology 2.5%
NXP BV
4.63%, 06/01/23 (b)	4,250	4,581
Other Securities		23,979
		28,560
Materials 0.9%
Other Securities		9,980
Real Estate 1.4%
Other Securities		15,357
Telecommunication Services 3.3%
AT&T Inc.
2.80% - 4.45%, 02/17/21 - 02/17/26	8,291	8,414

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
3.40%, 05/15/25	4,325	4,252
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,545
Verizon Communications Inc.
2.95%, 03/15/22 (b)	4,296	4,319
2.45%, 11/01/22 (e)	3,300	3,241
5.15%, 09/15/23	7,575	8,407
Other Securities		4,609
		36,787
Utilities 0.4%
Other Securities		4,774
Total Corporate Bonds And Notes (cost $322,640)		329,558
GOVERNMENT AND AGENCY OBLIGATIONS 60.6%
Collateralized Mortgage Obligations 1.5%
Federal Home Loan Mortgage Corp.
Series 2015-M3-DNA1, 4.52%, 10/25/27 (a)	620	687
Interest Only, Series C45-304, 3.00%, 12/15/27 (f) (g)	705	66
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (f) (g)	-	—
Interest Only, Series SD-4320, REMIC, 4.94%, 07/15/39 (a) (f) (g)	732	116
Interest Only, Series SW-3852, REMIC, 4.84%, 05/15/41 (a) (f) (g)	825	132
Interest Only, Series PS-4273, REMIC, 4.94%, 11/15/43 (a) (f) (g)	1,045	172
Interest Only, Series SE-4314, REMIC, 4.89%, 03/15/44 (a) (f) (g)	738	130
Interest Only, Series GS-4326, REMIC, 4.89%, 04/15/44 (a) (f) (g)	1,063	187
Interest Only, Series AS-4473, REMIC, 4.44%, 05/15/45 (a) (f) (g)	1,088	172
Interest Only, Series ST-4583, REMIC, 4.84%, 05/15/46 (a) (f) (g)	3,621	707
Federal National Mortgage Association
Series 2014-1M1-C03, 2.42%, 07/25/24 (a)	61	61
Interest Only, Series 2010-LS-126, REMIC, 3.95%, 11/25/40 (a) (f) (g)	3,529	555
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	1,052	1,154
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	1,006	1,104
Interest Only, Series 2012-SA-5, REMIC, 4.73%, 02/25/42 (a) (f) (g)	860	148
Interest Only, Series 2013-SY-96, REMIC, 4.93%, 07/25/42 (a) (f) (g)	667	110
Interest Only, Series 2012-SB-88, REMIC, 5.45%, 07/25/42 (a) (f) (g)	578	108
Series 2012-B-153, REMIC, 7.00%, 07/25/42	573	663
Series 2012-B-111, REMIC, 7.00%, 10/25/42	157	181
Interest Only, Series 2013-SW-96, REMIC, 4.88%, 09/25/43 (a) (f) (g)	720	116
Interest Only, Series 2013-SA-121, REMIC, 4.88%, 12/25/43 (a) (f) (g)	1,589	252
Interest Only, Series 2014-MS-87, REMIC, 5.03%, 01/25/45 (a) (f) (g)	782	126
Interest Only, Series 2015-SA-81, REMIC, 4.48%, 11/25/45 (a) (f) (g)	10,548	1,492
Interest Only, Series 2015-MS-82, REMIC, 4.48%, 11/25/45 (a) (f) (g)	1,596	234
Interest Only, Series 2015-BS-86, REMIC, 4.48%, 11/25/45 (a) (f) (g)	428	62
Interest Only, Series 2015-SA-79, REMIC, 5.03%, 11/25/45 (a) (f) (g)	676	112
Interest Only, Series 2016-IP-3, REMIC, 4.00%, 02/25/46 (f) (g)	2,113	432
Interest Only, Series 2016-SJ-1, REMIC, 4.93%, 02/25/46 (a) (f) (g)	1,619	322
Interest Only, Series 2013-SN-130, REMIC, 5.43%, 10/25/42 (a) (f) (g)	2,491	478
Interest Only, Series 2015-PS-28, REMIC, 4.38%, 08/25/44 (a) (f) (g)	3,652	545
Government National Mortgage Association
Interest Only, Series 2010-SA-31, REMIC, 4.54%, 03/20/40 (a) (f) (g)	1,075	161
Interest Only, Series 2010-S-101, REMIC, 4.79%, 08/20/40 (a) (f) (g)	1,495	241
Interest Only, Series 2013-SJ-152, REMIC, 4.94%, 05/20/41 (a) (f) (g)	1,019	170
	Shares/Par†	Value
Interest Only, Series 2012-MS-149, REMIC, 5.04%, 12/20/42 (a) (f) (g)	569	96
Interest Only, Series 2013-DS-103, REMIC, 4.94%, 07/20/43 (a) (f) (g)	363	60
Interest Only, Series 2013-SD-113, REMIC, 5.53%, 08/16/43 (a) (f) (g)	765	136
Interest Only, Series 2013-DS-134, REMIC, 4.89%, 09/20/43 (a) (f) (g)	392	64
Interest Only, Series 2014-SL-132, REMIC, 4.89%, 10/20/43 (a) (f) (g)	1,855	268
Interest Only, Series 2013-SG-167, REMIC, 4.94%, 11/20/43 (a) (f) (g)	340	56
Interest Only, Series 2014-SA-41, REMIC, 4.89%, 03/20/44 (a) (f) (g)	452	76
Interest Only, Series 2014-BS-133, REMIC, 4.39%, 09/20/44 (a) (f) (g)	471	67
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (f) (g)	1,985	419
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (f) (g)	1,177	183
Interest Only, Series 2015-SG-64, REMIC, 4.39%, 05/20/45 (a) (f) (g)	1,551	267
Interest Only, Series 2015-MS-110, REMIC, 4.50%, 08/20/45 (a) (f) (g)	2,434	370
Interest Only, Series 2015-SB-112, REMIC, 4.53%, 08/20/45 (a) (f) (g)	580	88
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (f) (g)	1,652	346
Interest Only, Series 2015-SE-123, REMIC, 4.51%, 09/20/45 (a) (f) (g)	600	89
Interest Only, Series 2015-HS-126, REMIC, 4.99%, 09/20/45 (a) (f) (g)	1,449	242
Interest Only, Series 2015-SP-123, REMIC, 5.04%, 09/20/45 (a) (f) (g)	2,003	339
Interest Only, Series 2015-QS-144, REMIC, 4.49%, 10/20/45 (a) (f) (g)	483	62
Interest Only, Series 2015-SD-168, REMIC, 4.99%, 11/20/45 (a) (f) (g)	497	82
Interest Only, Series 2016-SM-4, REMIC, 4.44%, 01/20/46 (a) (f) (g)	1,812	258
Interest Only, Series 2016-SB-6, REMIC, 4.44%, 01/20/46 (a) (f) (g)	1,412	205
Interest Only, Series 2016-S-6, REMIC, 4.44%, 01/20/46 (a) (f) (g)	657	97
Interest Only, Series 2015-AS-57, REMIC, 4.39%, 04/20/45 (a) (f) (g)	3,065	446
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (f) (g)	1,218	183
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (f) (g)	1,869	307
Interest Only, Series 2017-AI-38, REMIC, 4.00%, 03/20/46 (f) (g)	2,062	300
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (f) (g)	115	20
		16,322
Mortgage-Backed Securities 31.6%
Federal Home Loan Mortgage Corp.
5.00%, 03/01/26	37	41
3.76%, 01/01/37 (a)	369	386
3.00% - 7.00%, 04/01/28 - 06/01/46	11,705	12,471
3.50%, 04/01/43	11,438	11,816
3.50%, 06/01/45	1,940	2,003
Federal National Mortgage Association
4.50% - 6.50%, 03/01/18 - 05/01/19	145	148
5.00% - 6.00%, 09/01/23 - 05/01/25	869	911
3.00% - 8.00%, 04/01/30 - 06/01/46	13,905	14,678
2.61% - 3.10%, 11/01/35 - 09/01/36 (a)	632	662
4.50%, 04/01/45	6,407	6,987
4.50%, 05/01/45	757	826
TBA, 4.00%, 08/15/46 (h)	34,000	35,673
TBA, 3.50%, 07/15/47 (h)	59,000	60,569
TBA, 4.00%, 07/15/47 (h)	60,000	63,051
TBA, 5.00%, 07/15/47 (h)	1,000	1,092
Government National Mortgage Association
4.00% - 6.00%, 06/15/34 - 06/20/47	6,577	6,988
4.00%, 02/20/41 - 10/20/42	56	60
4.00%, 10/20/43	4,067	4,298
4.00%, 11/20/44	2,583	2,729

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
4.00%, 01/20/45	14,505	15,325
4.00%, 06/20/45	6,542	6,895
4.00%, 08/20/45	2,326	2,452
4.00%, 09/20/45	10,715	11,294
4.00%, 10/20/45	15,000	15,801
4.00%, 11/20/45	2,909	3,063
4.00%, 01/20/46	4,364	4,593
4.00%, 02/20/46	3,246	3,416
4.00%, 04/20/46	49,768	52,387
4.00%, 05/20/46	5,196	5,469
4.00%, 02/20/47	1,966	2,071
4.00%, 05/20/47	7,375	7,778
		355,933
Municipal 1.2%
Northstar Education Finance Inc.
insured by Guaranteed Student Loans, 1.33% - 1.41%, 04/01/42 (a)	1,350	1,252
insured by Guaranteed Student Loans, 1.51%, 04/01/42 (a)	2,300	2,127
State of California
7.95%, 03/01/36	1,290	1,472
7.63%, 03/01/40	2,390	3,651
Other Securities		5,216
		13,718
Sovereign 4.1%
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	3,990	4,246
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20 (e)	5,000	5,108
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,691
7.00%, 06/15/25	1,500	1,936
6.75%, 07/15/27	1,200	1,582
Israel Government AID Bond
5.50%, 09/18/23	3,700	4,378
5.50%, 12/04/23 - 04/26/24	1,800	2,146
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	9,600	9,574
Petroleos de Venezuela SA
6.00%, 10/28/22 (f) (g)	9,760	3,259
Other Securities		12,145
		46,065
Treasury Inflation Indexed Securities 3.4%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 (i) (j)	22,426	22,345
0.13%, 04/15/19 (j)	2,014	2,015
0.13%, 04/15/20 (j)	6,056	6,065
0.63%, 01/15/24 (j)	2,347	2,380
0.13% - 0.25%, 01/15/23 - 01/15/25 (j)	2,765	2,725
0.88% - 2.50%, 01/15/29 - 02/15/47 (j)	2,213	2,412
		37,942
U.S. Government Agency Obligations 2.1%
Federal Home Loan Bank
2.88%, 06/13/25 (k)	6,650	6,874
Federal National Mortgage Association
1.88%, 09/24/26 (k)	8,900	8,457
6.25%, 05/15/29 (k)	2,600	3,529
6.63%, 11/15/30 (k)	900	1,286
Tennessee Valley Authority
3.88%, 02/15/21	3,700	3,975
		24,121
U.S. Treasury Securities 16.7%
U.S. Treasury Bond
0.00%, 11/15/35 (l)	10,900	6,579
Interest Only, 0.00%, 11/15/37 (l)	7,800	4,398
3.63%, 02/15/44 (i)	12,820	14,789
3.13%, 08/15/44	6,470	6,845
3.00%, 11/15/44	10,400	10,748
2.88%, 08/15/45 (i)	3,500	3,525
3.00%, 11/15/45	13,840	14,279
2.88%, 11/15/46 (i)	32,170	32,401
3.00%, 05/15/47	2,350	2,429
	Shares/Par†	Value
U.S. Treasury Note
1.38% - 1.63%, 07/31/20 - 04/30/21 (i)	460	461
2.25%, 01/31/24	11,910	12,020
2.13%, 03/31/24	11,490	11,494
2.00%, 04/30/24	24,870	24,676
2.00%, 05/31/24	17,560	17,412
2.25%, 11/15/25	26,660	26,668
		188,724
Total Government And Agency Obligations (cost $680,784)		682,825
PREFERRED STOCKS 0.1%
Financials 0.1%
Other Securities		1,106
Total Preferred Stocks (cost $1,144)		1,106
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
CREDIT LINKED STRUCTURED NOTES 0.7%
HSBC Bank Plc Credit Linked Note
(Egypt Treasury Bill, 0.00%, 09/12/17, Moody's rating N/A), EGP (f) (g) (l)	7,525	400
HSBC Bank USA NA Credit Linked Note
(Nota do Tesouro Nacional, 6.00%, 08/15/40, Moody's rating Ba2), BRL (f) (g)	4,330	4,209
Other Securities		3,398
Total Credit Linked Structured Notes (cost $8,391)		8,007
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Other Securities		—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 6.0%
Investment Companies 5.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (m) (n)	62,532	62,532
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (n)	4,851	4,851
Total Short Term Investments (cost $67,383)		67,383
Total Investments 113.8% (cost $1,271,601)		1,282,340
Total Forward Sales Commitments (3.2)% (proceeds $36,477)		(36,361)
Other Derivative Instruments 0.1%		1,517
Other Assets and Liabilities, Net (10.7)%		(120,381)
Total Net Assets 100.0%		$1,127,115

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $211,417 and 18.8%, respectively.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Perpetual security.

(e) All or portion of the security was on loan.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $160,955.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

of June 30, 2017.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (3.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (3.2%)
Mortgage-Backed Securities (3.2%)
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 07/15/47 (a)	(12,000)	$(12,326)
Federal National Mortgage Association
TBA, 3.00%, 07/15/47 (a)	(3,000)	(2,996)
	Shares/Par†	Value
TBA, 4.50%, 07/15/47 (a)	(1,000)	(1,073)
Government National Mortgage Association
TBA, 4.00%, 08/15/46 (a)	(19,000)	(19,966)
Total Government And Agency Obligations (proceeds $36,477)		(36,361)
Total Forward Sales Commitments (3.2%) (proceeds $36,477)		$(36,361)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2017, the total proceeds for investments sold on a delayed delivery basis was $36,477.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Cenovus Energy Inc., 4.25%, 04/15/27	05/25/14	$649	$619	0.1%
Citigroup Global Markets Holdings Inc., 0.00%, 08/10/17	05/11/17	701	701	0.1
Citigroup Global Markets Holdings Inc. Credit Linked Note - Arab Republic of Egypt, Moody's rating B3	05/01/17	850	844	0.1
Citigroup Global Markets Holdings Inc. Credit Linked Note - Arab Republic of Egypt, Moody's rating B3	05/01/17	1,510	1,471	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/26	05/13/14	137	98	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	7	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/33	09/09/14	111	83	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/13/14	7	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/35	03/11/14	865	641	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	11	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	03/27/14	179	155	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	44	37	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	11	9	—
Credit Suisse European Mortgage Capital Ltd., Series 2015-A-1HWA, 2.42%, 04/20/20	05/28/15	2,373	2,506	0.2
Federal Home Loan Mortgage Corp., Series N-1103 REMIC - Interest Only, 1156.50%, 06/15/21	02/29/00	—	—	—
Federal Home Loan Mortgage Corp., Series C45-304 - Interest Only, 3.00%, 12/15/27	04/10/13	61	66	—
Federal Home Loan Mortgage Corp., Series SD-4320 REMIC - Interest Only, 4.94%, 07/15/39	12/22/15	126	116	—
Federal Home Loan Mortgage Corp., Series SW-3852 REMIC - Interest Only, 4.84%, 05/15/41	07/15/16	139	132	—
Federal Home Loan Mortgage Corp., Series PS-4273 REMIC - Interest Only, 4.94%, 11/15/43	11/27/13	122	172	—
Federal Home Loan Mortgage Corp., Series SE-4314 REMIC - Interest Only, 4.89%, 03/15/44	09/28/16	132	130	—
Federal Home Loan Mortgage Corp., Series GS-4326 REMIC - Interest Only, 4.89%, 04/15/44	05/09/16	198	187	—
Federal Home Loan Mortgage Corp., Series AS-4473 REMIC - Interest Only, 4.44%, 05/15/45	05/17/16	184	172	—
Federal Home Loan Mortgage Corp., Series ST-4583 REMIC - Interest Only, 4.84%, 05/15/46	09/15/16	725	707	0.1
Federal National Mortgage Association, Series 2010-LS-126 REMIC - Interest Only, 3.95%, 11/25/40	09/28/12	(12)	555	0.1
Federal National Mortgage Association, Series 2012-SA-5 REMIC - Interest Only, 4.73%, 02/25/42	07/14/16	156	148	—
Federal National Mortgage Association, Series 2013-SY-96 REMIC - Interest Only, 4.93%, 07/25/42	01/28/16	118	110	—
Federal National Mortgage Association, Series 2012-SB-88 REMIC - Interest Only, 5.45%, 07/25/42	06/06/16	118	108	—
Federal National Mortgage Association, Series 2013-SN-130 REMIC - Interest Only, 5.43%, 10/25/42	10/27/16	520	478	0.1
Federal National Mortgage Association, Series 2013-SW-96 REMIC - Interest Only, 4.88%, 09/25/43	09/24/15	127	116	—
Federal National Mortgage Association, Series 2013-SA-121 REMIC - Interest Only, 4.88%, 12/25/43	10/02/15	278	252	—
Federal National Mortgage Association, Series 2015-PS-28 REMIC - Interest Only, 4.38%, 08/25/44	05/11/17	550	545	0.1
Federal National Mortgage Association, Series 2014-MS-87 REMIC - Interest Only, 5.03%, 01/25/45	10/09/15	140	126	—
Federal National Mortgage Association, Series 2015-SA-81 REMIC - Interest Only, 4.48%, 11/25/45	10/29/15	1,566	1,492	0.1
Federal National Mortgage Association, Series 2015-MS-82 REMIC - Interest Only, 4.48%, 11/25/45	10/29/15	252	234	—
Federal National Mortgage Association, Series 2015-BS-86 REMIC - Interest Only, 4.48%, 11/25/45	10/29/15	65	62	—
Federal National Mortgage Association, Series 2015-SA-79 REMIC - Interest Only, 5.03%, 11/25/45	10/29/15	116	112	—
Federal National Mortgage Association, Series 2016-IP-3 REMIC - Interest Only, 4.00%, 02/25/46	07/11/16	318	432	0.1
Federal National Mortgage Association, Series 2016-SJ-1 REMIC - Interest Only, 4.93%, 02/25/46	05/24/16	323	322	—
Government National Mortgage Association, Series 2010-SA-31 REMIC - Interest Only, 4.54%, 03/20/40	09/30/15	185	161	—
Government National Mortgage Association, Series 2010-S-101 REMIC - Interest Only, 4.79%, 08/20/40	01/06/16	275	241	—
Government National Mortgage Association, Series 2013-SJ-152 REMIC - Interest Only, 4.94%, 05/20/41	01/15/16	190	170	—
Government National Mortgage Association, Series 2012-MS-149 REMIC - Interest Only, 5.04%, 12/20/42	12/11/15	108	96	—
Government National Mortgage Association, Series 2013-DS-103 REMIC - Interest Only, 4.94%, 07/20/43	10/19/15	68	60	—
Government National Mortgage Association, Series 2013-SD-113 REMIC - Interest Only, 5.53%, 08/16/43	11/14/13	115	136	—
Government National Mortgage Association, Series 2013-DS-134 REMIC - Interest Only, 4.89%, 09/20/43	10/15/15	71	64	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Government National Mortgage Association, Series 2014-SL-132 REMIC - Interest Only, 4.89%, 10/20/43	05/04/16	280	268	—
Government National Mortgage Association, Series 2013-SG-167 REMIC - Interest Only, 4.94%, 11/20/43	12/11/15	64	56	—
Government National Mortgage Association, Series 2014-SA-41 REMIC - Interest Only, 4.89%, 03/20/44	10/15/15	78	76	—
Government National Mortgage Association, Series 2014-BS-133 REMIC - Interest Only, 4.39%, 09/20/44	10/22/15	76	67	—
Government National Mortgage Association, Series 2015-IO-14 REMIC - Interest Only, 5.00%, 10/20/44	03/07/16	382	419	0.1
Government National Mortgage Association, Series 2014-IB-188 REMIC - Interest Only, 4.00%, 12/20/44	09/14/16	149	183	—
Government National Mortgage Association, Series 2015-AS-57 REMIC - Interest Only, 4.39%, 04/20/45	10/25/16	464	446	0.1
Government National Mortgage Association, Series 2015-SG-64 REMIC - Interest Only, 4.39%, 05/20/45	07/27/16	253	267	—
Government National Mortgage Association, Series 2016-IA-27 REMIC - Interest Only, 4.00%, 06/20/45	12/22/16	140	183	—
Government National Mortgage Association, Series 2015-IM-111 REMIC - Interest Only, 4.00%, 08/20/45	10/26/16	257	307	—
Government National Mortgage Association, Series 2015-MS-110 REMIC - Interest Only, 4.50%, 08/20/45	10/07/15	438	370	0.1
Government National Mortgage Association, Series 2015-SB-112 REMIC - Interest Only, 4.53%, 08/20/45	08/27/15	111	88	—
Government National Mortgage Association, Series 2015-KI-117 REMIC - Interest Only, 5.00%, 08/20/45	03/04/16	321	346	—
Government National Mortgage Association, Series 2015-SE-123 REMIC - Interest Only, 4.51%, 09/20/45	10/20/15	111	89	—
Government National Mortgage Association, Series 2015-HS-126 REMIC - Interest Only, 4.99%, 09/20/45	09/01/15	318	242	—
Government National Mortgage Association, Series 2015-SP-123 REMIC - Interest Only, 5.04%, 09/20/45	07/07/16	349	339	—
Government National Mortgage Association, Series 2015-QS-144 REMIC - Interest Only, 4.49%, 10/20/45	11/18/15	92	62	—
Government National Mortgage Association, Series 2015-SD-168 REMIC - Interest Only, 4.99%, 11/20/45	12/01/15	84	82	—
Government National Mortgage Association, Series 2016-SB-6 REMIC - Interest Only, 4.44%, 01/20/46	01/29/16	223	205	—
Government National Mortgage Association, Series 2016-SM-4 REMIC - Interest Only, 4.44%, 01/20/46	01/29/16	287	258	—
Government National Mortgage Association, Series 2016-S-6 REMIC - Interest Only, 4.44%, 01/20/46	01/29/16	108	97	—
Government National Mortgage Association, Series 2017-AI-38 REMIC - Interest Only, 4.00%, 03/20/46	02/22/17	311	300	—
Government National Mortgage Association, Series 2016-DI-138 REMIC - Interest Only, 4.00%, 10/20/46	10/28/16	16	20	—
HSBC Bank Plc Credit Linked Note - Egypt Treasury Bill, 0.00%, 09/12/17, Moody's rating N/A	03/16/17	413	400	0.1
HSBC Bank USA NA Credit Linked Note - Nota do Tesouro Nacional, 6.00%, 08/15/40, Moody's rating Ba2	09/22/10	4,521	4,209	0.4
JPMorgan Chase Bank NA Credit Linked Note - Egypt Treasury Bill, 0.00%, 02/13/18, Moody's rating N/A	05/16/17	769	763	0.1
JPMorgan Chase Bank NA Credit Linked Note - Egypt Treasury Bill, 0.00%, 05/15/18, Moody's rating N/A	05/17/17	328	320	—
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/14	368	377	0.1
Maquinaria Especializada MXO S.A.P.I. de C.V.	12/29/15	—	—	—
Maquinaria Especializada MXO S.A.P.I. de C.V., 0.00%, 04/13/21	12/29/15	244	—	—
Petroleos de Venezuela SA, 6.00%, 10/28/22	05/16/17	3,080	3,259	0.3
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	02/19/14	12	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/19/14	140	48	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	09/04/14	202	73	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/33	02/21/14	45	16	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/33	08/29/14	5	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/34	09/04/14	85	27	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	09/22/14	8	3	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	05/16/14	4	1	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	244	77	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	755	312	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	05/16/14	9	3	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	07/09/14	20	8	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	05/16/14	6	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	12	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	228	82	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	321	179	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/41	05/09/14	962	389	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	05/20/14	138	51	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	05/09/14	793	268	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/14/14	145	51	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/15/14	162	62	—
		$33,752	$30,671	2.7%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Sterling Interest Rate	605	March 2018	GBP	75,187	$(1)	$(1)
90-Day Eurodollar	(290)	December 2018		(71,122)	22	(73)
Australia Commonwealth Treasury Bond, 3-Year	428	September 2017	AUD	48,081	(61)	(225)
U.S. Treasury Long Bond	148	September 2017		22,824	(83)	(78)
U.S. Treasury Note, 10-Year	382	September 2017		48,264	(117)	(311)
U.S. Treasury Note, 2-Year	268	September 2017		57,985	(25)	(68)
U.S. Treasury Note, 5-Year	(527)	September 2017		(62,308)	79	208
Ultra 10-Year U.S. Treasury Note	(9)	September 2017		(1,215)	3	2
Ultra Long Term U.S. Treasury Bond	(83)	September 2017		(13,694)	57	(74)
					$(126)	$(620)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance	Paying	1.25%	09/20/19	CAD	343,840	$(120)	$(838)
3-Month Canada Bankers Acceptance	Paying	1.50%	09/20/22	CAD	18,270	(31)	(136)
3-Month LIBOR	Receiving	1.83%	05/11/19		52,380	15	(39)
3-Month LIBOR	Receiving	1.75%	09/20/19		44,020	22	59
3-Month LIBOR	Receiving	2.25%	02/11/21		55,940	41	(337)
3-Month LIBOR	Receiving	2.00%	09/20/22		114,420	222	604
3-Month LIBOR	Receiving	2.14%	07/03/23		5,020	6	3
3-Month LIBOR	Receiving	2.75%	12/21/27		6,250	6	19
3-Month LIBOR	Receiving	2.79%	12/20/28		14,390	48	(136)
3-Month LIBOR	Receiving	2.75%	06/16/37		3,590	6	4
3-Month LIBOR	Receiving	2.50%	06/17/47		4,160	4	23
3-Month LIBOR	Receiving	2.50%	09/20/47		2,200	13	61
3-Month LIBOR	Receiving	2.56%	07/03/48		7,840	44	41
3-Month LIBOR	Paying	2.25%	12/20/19		103,110	(37)	167
3-Month LIBOR	Paying	2.50%	09/20/27		10,470	(35)	(152)
3-Month LIBOR	Paying	2.38%	07/03/28		18,980	(62)	(60)
3-Month Stockholm Interbank Offered Rate	Paying	0.05%	06/15/18	SEK	172,120	(2)	(61)
3-Month Stockholm Interbank Offered Rate	Paying	-0.33%	09/15/18	SEK	230,450	(4)	13
3-Month Stockholm Interbank Offered Rate	Paying	-0.10%	06/29/19	SEK	156,840	(4)	(10)
3-Month Stockholm Interbank Offered Rate	Paying	0.25%	09/20/22	SEK	353,750	(80)	(470)
6-Month Australian Bank Bill Short Term Rate	Receiving	1.80%	09/20/19	AUD	56,500	12	110
6-Month Australian Bank Bill Short Term Rate	Receiving	2.25%	09/20/22	AUD	2,100	5	18
6-Month Australian Bank Bill Short Term Rate	Receiving	3.50%	12/21/27	AUD	4,630	12	28
6-Month British Bankers' Association Yen LIBOR	Receiving	0.75%	06/16/37	JPY	114,320	4	3
6-Month British Bankers' Association Yen LIBOR	Receiving	0.75%	09/20/37	JPY	274,820	13	16
6-Month Euribor	Paying	0.01%	03/14/19	EUR	68,910	(12)	80
6-Month Euribor	Paying	0.25%	02/11/21	EUR	87,140	(29)	(101)
6-Month Euribor	Paying	0.25%	09/20/22	EUR	65,820	(48)	(570)
6-Month Euribor	Paying	1.33%	01/12/27	EUR	34,370	(48)	26
6-Month Euribor	Paying	1.75%	06/15/27	EUR	16,720	(24)	(87)
6-Month Euribor	Paying	1.00%	09/20/27	EUR	40,740	(94)	(732)
6-Month Euribor	Paying	2.00%	06/16/37	EUR	2,630	(7)	(24)
6-Month Euribor	Paying	1.75%	06/17/47	EUR	1,840	(5)	(10)
6-Month GBP LIBOR	Receiving	1.00%	03/11/21	GBP	15,780	(1)	26
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	29,270	(17)	830
6-Month GBP LIBOR	Receiving	1.94%	01/11/32	GBP	23,470	(5)	(138)
6-Month GBP LIBOR	Receiving	1.50%	09/20/32	GBP	7,370	(15)	250
6-Month GBP LIBOR	Receiving	1.75%	03/17/37	GBP	23,160	(18)	382
6-Month GBP LIBOR	Receiving	1.50%	09/20/47	GBP	1,720	(4)	109
6-Month GBP LIBOR	Paying	1.60%	03/16/27	GBP	32,480	8	(230)
6-Month Norway Interbank Offered Rate	Paying	1.00%	09/20/19	NOK	87,140	(2)	(9)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
6-Month Swiss Franc LIBOR	Paying	-0.55%	03/29/19	CHF	75,190	(3)	(38)
						$(226)	$(1,306)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.EM.27	1.00%	06/20/22	19,300	$886	$(6)	$(94)
				$886	$(6)	$(94)
Credit default swap agreements - sell protection[2]
CDX.NA.IG.27	1.00%	12/20/21	(13,875)	$286	$7	$66
				$286	$7	$66

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	JPM	07/06/17	ARS	10,854	$652	$(21)
ARS/USD	CIT	07/13/17	ARS	9,415	564	(18)
ARS/USD	MSC	07/13/17	ARS	10,854	650	(5)
AUD/USD	BOA	07/27/17	AUD	2,610	2,005	52
AUD/USD	CIT	07/27/17	AUD	445	342	4
AUD/USD	BNP	09/20/17	AUD	391	300	5
AUD/USD	BOA	09/20/17	AUD	2,895	2,223	28
AUD/USD	CIT	09/20/17	AUD	2,617	2,009	21
AUD/USD	CSI	09/20/17	AUD	2,916	2,239	29
AUD/USD	DUB	09/20/17	AUD	1,946	1,494	20
AUD/USD	MSC	09/20/17	AUD	2,922	2,244	34
AUD/USD	SCB	09/20/17	AUD	990	760	3
AUD/USD	SSB	09/20/17	AUD	1,945	1,493	20
AUD/USD	WBC	09/20/17	AUD	3,305	2,537	36
AUD/NZD	MSC	09/20/17	NZD	(2,014)	(1,474)	1
BRL/USD	BOA	07/05/17	BRL	4,862	1,467	(8)
BRL/USD	CIT	07/05/17	BRL	14,676	4,429	(35)
BRL/USD	MSC	07/05/17	BRL	12,222	3,689	(16)
BRL/USD	MSC	07/05/17	BRL	20,086	6,062	20
BRL/USD	DUB	08/02/17	BRL	22,174	6,648	(46)
BRL/USD	MSC	08/02/17	BRL	978	293	(1)
CAD/USD	JPM	07/14/17	CAD	1,935	1,493	71
CAD/USD	CSI	09/20/17	CAD	963	743	7
CAD/USD	HSB	09/20/17	CAD	25,506	19,694	666
CAD/USD	JPM	09/20/17	CAD	1,372	1,059	27
CAD/USD	MSC	09/20/17	CAD	1,957	1,511	37
CAD/USD	SSB	09/20/17	CAD	3,098	2,392	34
CAD/USD	UBS	09/20/17	CAD	1,179	910	25
CHF/EUR	UBS	09/20/17	EUR	(6,394)	(7,333)	(65)
CLP/USD	DUB	07/17/17	CLP	194,676	293	(2)
CLP/USD	BNP	08/30/17	CLP	296,230	446	4
CLP/USD	CIT	08/30/17	CLP	989,475	1,488	(2)
CLP/USD	CSI	08/30/17	CLP	391,228	588	—
CNH/USD	HSB	09/20/17	CNH	20,218	2,963	16
CNH/USD	JPM	09/20/17	CNH	5,025	737	4
CNH/USD	SCB	09/20/17	CNH	5,071	743	5
CNH/USD	WBC	09/20/17	CNH	5,048	740	3
CNY/USD	MSC	09/28/17	CNY	4,775	700	7
COP/USD	MSC	08/11/17	COP	2,980,761	973	(43)
COP/USD	RBS	08/11/17	COP	884,398	289	(15)
COP/USD	UBS	08/11/17	COP	2,169,263	708	(24)
COP/USD	CSI	09/14/17	COP	2,274,334	739	(32)
CZK/EUR	BOA	07/03/17	EUR	(1,376)	(1,572)	41
CZK/EUR	CIT	07/10/17	EUR	(698)	(797)	23
CZK/EUR	BNP	09/20/17	EUR	(1,825)	(2,093)	12
CZK/EUR	BOA	09/20/17	EUR	(1,903)	(2,183)	26
CZK/EUR	JPM	09/20/17	EUR	(1,271)	(1,458)	10
CZK/EUR	SSB	09/20/17	EUR	(1,847)	(2,119)	52
CZK/EUR	JPM	09/21/17	EUR	(882)	(1,012)	25
CZK/EUR	MSC	09/21/17	EUR	(627)	(719)	17
CZK/EUR	BOA	10/03/17	EUR	(688)	(790)	25
CZK/EUR	JPM	10/03/17	EUR	(674)	(774)	24
CZK/EUR	JPM	11/09/17	EUR	(1,344)	(1,546)	38
CZK/EUR	CIT	11/21/17	EUR	(1,691)	(1,946)	52
CZK/EUR	MSC	11/21/17	EUR	(707)	(814)	22
CZK/EUR	MSC	11/22/17	EUR	(708)	(814)	22
CZK/EUR	JPM	01/03/18	EUR	(2,878)	(3,321)	83
EUR/AUD	CIT	09/20/17	AUD	(392)	(301)	2
EUR/CAD	SSB	09/20/17	CAD	(469)	(362)	—
EUR/CHF	CSI	09/20/17	CHF	(1,411)	(1,479)	1
EUR/CHF	SSB	09/20/17	CHF	(712)	(746)	6
EUR/CHF	UBS	09/20/17	CHF	(1,411)	(1,478)	2
EUR/CZK	BOA	07/03/17	CZK	(31,947)	(1,397)	(9)
EUR/CZK	JPM	07/03/17	CZK	(4,928)	(215)	(2)
EUR/CZK	JPM	09/20/17	CZK	(73,926)	(3,249)	(6)
EUR/USD	JPM	08/24/17	EUR	1,938	2,219	3
EUR/USD	WBC	08/24/17	EUR	10,913	12,498	152
EUR/USD	BOA	09/20/17	EUR	645	740	2
EUR/USD	CIT	09/20/17	EUR	645	740	—
EUR/USD	CSI	09/20/17	EUR	1,044	1,197	14
EUR/USD	DUB	09/20/17	EUR	2,237	2,566	48
EUR/USD	HSB	09/20/17	EUR	1,440	1,651	26
EUR/USD	JPM	09/20/17	EUR	3,152	3,616	30
EUR/USD	UBS	09/20/17	EUR	267	307	7
EUR/USD	WBC	09/20/17	EUR	3,105	3,561	78
EUR/GBP	RBS	09/20/17	GBP	(578)	(754)	1
EUR/HUF	BNP	09/20/17	HUF	(152,307)	(565)	—
EUR/JPY	WBC	09/20/17	JPY	(574,801)	(5,128)	211
EUR/NOK	RBS	09/20/17	NOK	(6,339)	(760)	—
EUR/NOK	UBS	09/20/17	NOK	(3,773)	(453)	1
EUR/PLN	BOA	09/20/17	PLN	(5,567)	(1,502)	5
EUR/PLN	DUB	09/20/17	PLN	(1,116)	(301)	1
EUR/PLN	UBS	09/20/17	PLN	(3,950)	(1,066)	1
EUR/SEK	BNP	09/20/17	SEK	(33,603)	(4,006)	(17)
EUR/SEK	HSB	09/20/17	SEK	(9,261)	(1,104)	—
EUR/SEK	MSC	09/20/17	SEK	(39,265)	(4,682)	(24)
GBP/CAD	CSI	09/20/17	CAD	(784)	(605)	2
GBP/EUR	HSB	09/20/17	EUR	(532)	(610)	6
GBP/USD	CIT	08/10/17	GBP	5,713	7,450	161
GBP/USD	CSI	09/20/17	GBP	467	610	18
GBP/USD	DUB	09/20/17	GBP	816	1,065	32
GBP/USD	HSB	09/20/17	GBP	1,750	2,285	71
GBP/USD	JPM	09/20/17	GBP	567	740	3
GBP/USD	MSC	09/20/17	GBP	585	764	23

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
GBP/USD	WBC	09/20/17	GBP	620	810	26
HUF/EUR	BOA	09/20/17	EUR	(660)	(757)	—
HUF/EUR	UBS	09/20/17	EUR	(307)	(352)	(1)
HUF/USD	MSC	09/20/17	HUF	570,950	2,118	24
IDR/USD	HSB	08/25/17	IDR	36,449,014	2,718	(8)
IDR/USD	JPM	08/25/17	IDR	27,027,157	2,015	(8)
INR/USD	BNP	07/14/17	INR	92,747	1,433	4
INR/USD	DUB	07/14/17	INR	47,308	731	(5)
INR/USD	DUB	07/14/17	INR	95,863	1,481	11
INR/USD	HSB	07/14/17	INR	72,242	1,116	(3)
INR/USD	HSB	07/14/17	INR	30,315	468	20
INR/USD	MSC	07/14/17	INR	95,204	1,471	(4)
INR/USD	SCB	07/14/17	INR	47,612	736	(1)
INR/USD	SCB	07/14/17	INR	229,704	3,548	49
INR/USD	DUB	07/20/17	INR	19,114	295	—
INR/USD	DUB	07/24/17	INR	176,255	2,719	1
INR/USD	HSB	07/24/17	INR	47,606	734	(3)
INR/USD	MSC	07/24/17	INR	47,570	734	(2)
INR/USD	HSB	07/31/17	INR	47,591	733	(3)
INR/USD	SCB	07/31/17	INR	95,287	1,469	(5)
JPY/EUR	JPM	09/20/17	EUR	(2,059)	(2,361)	(66)
JPY/EUR	SSB	09/20/17	EUR	(653)	(749)	(13)
JPY/EUR	WBC	09/20/17	EUR	(671)	(770)	(21)
JPY/USD	WBC	07/20/17	JPY	416,492	3,706	(52)
JPY/USD	BNP	09/20/17	JPY	39,716	354	(1)
JPY/USD	BOA	09/20/17	JPY	164,811	1,470	(3)
JPY/USD	CIT	09/20/17	JPY	120,776	1,077	(15)
JPY/USD	CSI	09/20/17	JPY	672,551	6,000	(42)
JPY/USD	DUB	09/20/17	JPY	81,535	727	(10)
JPY/USD	HSB	09/20/17	JPY	243,965	2,177	(32)
JPY/USD	HSB	09/20/17	JPY	162,388	1,449	2
JPY/USD	JPM	09/20/17	JPY	163,141	1,456	(17)
JPY/USD	MSC	09/20/17	JPY	164,806	1,470	(1)
JPY/USD	MSC	09/20/17	JPY	82,506	736	—
JPY/USD	SSB	09/20/17	JPY	719,468	6,420	(81)
JPY/USD	SSB	09/20/17	JPY	144,710	1,291	5
JPY/USD	UBS	09/20/17	JPY	365,263	3,259	(16)
KRW/USD	MSC	07/03/17	KRW	328,545	287	(2)
KRW/USD	MSC	07/12/17	KRW	1,691,572	1,479	(16)
KRW/USD	UBS	07/12/17	KRW	320,267	280	(5)
KRW/USD	BNP	07/13/17	KRW	942,009	823	(11)
KRW/USD	BNP	07/13/17	KRW	1,421,083	1,242	14
KRW/USD	CIT	07/13/17	KRW	504,714	441	(4)
KRW/USD	DUB	07/13/17	KRW	8,726,630	7,629	(66)
KRW/USD	MSC	07/13/17	KRW	1,210,932	1,059	(3)
KRW/USD	UBS	07/13/17	KRW	3,397,734	2,970	(82)
KRW/USD	CIT	07/20/17	KRW	834,874	730	(7)
KRW/USD	DUB	07/20/17	KRW	1,674,834	1,464	(9)
KRW/USD	HSB	07/20/17	KRW	1,683,256	1,472	(1)
KRW/USD	JPM	07/20/17	KRW	337,554	295	—
KRW/USD	MSC	07/20/17	KRW	337,310	295	(1)
KRW/USD	DUB	07/26/17	KRW	839,443	734	(3)
KRW/USD	HSB	07/26/17	KRW	837,704	732	(6)
KRW/USD	MSC	07/26/17	KRW	1,675,938	1,465	(9)
KRW/USD	MSC	07/31/17	KRW	506,311	443	1
KRW/USD	UBS	07/31/17	KRW	70,049	61	—
KRW/USD	DUB	09/27/17	KRW	3,693,269	3,232	(24)
MXN/USD	BOA	09/20/17	MXN	13,427	731	(5)
MXN/USD	BOA	09/20/17	MXN	129,001	7,020	28
MXN/USD	DUB	09/20/17	MXN	37,802	2,057	(11)
MXN/USD	JPM	09/20/17	MXN	13,373	728	(9)
MXN/USD	JPM	09/20/17	MXN	10,896	593	3
MXN/USD	RBS	09/20/17	MXN	11,041	601	1
MYR/USD	MSC	07/05/17	MYR	2,228	519	—
MYR/USD	UBS	07/27/17	MYR	3,544	825	3
NOK/CAD	SSB	09/20/17	CAD	(3,666)	(2,830)	(13)
NOK/CAD	SSB	09/20/17	CAD	(1,573)	(1,214)	3
NOK/CHF	JPM	09/20/17	CHF	(1,409)	(1,477)	6
NOK/EUR	CIT	09/20/17	EUR	(9,327)	(10,697)	(67)
NOK/EUR	CIT	09/20/17	EUR	(3,792)	(4,349)	24
NOK/EUR	CSI	09/20/17	EUR	(644)	(739)	1
NOK/EUR	JPM	09/20/17	EUR	(9,379)	(10,757)	(89)
NOK/USD	JPM	09/20/17	NOK	6,224	747	11
NOK/USD	SSB	09/20/17	NOK	6,220	746	9
NZD/CAD	MSC	09/20/17	CAD	(1,945)	(1,502)	(11)
NZD/USD	CIT	09/20/17	NZD	9,967	7,293	129
NZD/USD	HSB	09/20/17	NZD	448	328	2
NZD/USD	JPM	09/20/17	NZD	1,946	1,424	13
NZD/USD	RBS	09/20/17	NZD	1,025	750	13
NZD/USD	SSB	09/20/17	NZD	1,009	738	2
NZD/USD	WBC	09/20/17	NZD	403	295	1
PEN/USD	CIT	08/29/17	PEN	2,396	734	10
PHP/USD	BNP	07/31/17	PHP	74,657	1,478	7
PHP/USD	DUB	09/14/17	PHP	72,771	1,437	(24)
PLN/EUR	BNP	09/20/17	EUR	(9,643)	(11,060)	(98)
PLN/EUR	BOA	09/20/17	EUR	(426)	(488)	(1)
PLN/EUR	BOA	09/20/17	EUR	(1,325)	(1,520)	4
PLN/EUR	DUB	09/20/17	EUR	(11,174)	(12,816)	(113)
PLN/EUR	DUB	09/20/17	EUR	(213)	(244)	1
PLN/EUR	UBS	09/20/17	EUR	(1,311)	(1,504)	(7)
PLN/EUR	UBS	09/20/17	EUR	(46)	(52)	—
RUB/USD	CIT	07/20/17	RUB	285,789	4,829	(55)
RUB/USD	CIT	07/20/17	RUB	35,203	595	6
RUB/USD	MSC	07/20/17	RUB	143,878	2,431	(78)
RUB/USD	MSC	07/20/17	RUB	129,926	2,195	28
SEK/EUR	CIT	09/20/17	EUR	(6,475)	(7,426)	118
SEK/EUR	CSI	09/20/17	EUR	(10,085)	(11,567)	145
SEK/EUR	JPM	09/20/17	EUR	(11,407)	(13,083)	156
SEK/EUR	RBS	09/20/17	EUR	(923)	(1,059)	15
SEK/EUR	SSB	09/20/17	EUR	(654)	(750)	12
SEK/NOK	UBS	09/20/17	NOK	(8,359)	(1,003)	22
SEK/USD	CIT	07/12/17	SEK	2,621	311	12
SEK/USD	MSC	07/12/17	SEK	19,925	2,366	116
SEK/USD	HSB	09/20/17	SEK	2,849	340	12
SEK/USD	JPM	09/20/17	SEK	4,134	493	16
SGD/USD	HSB	09/20/17	SGD	2,046	1,488	14
TRY/USD	HSB	09/20/17	TRY	1,058	294	(1)
TRY/USD	HSB	09/20/17	TRY	2,676	744	6
TRY/USD	MSC	09/20/17	TRY	13,194	3,666	(17)
TRY/USD	MSC	09/20/17	TRY	8,845	2,458	13
TRY/USD	SCB	09/20/17	TRY	1,065	296	1
TWD/USD	DUB	07/11/17	TWD	22,258	732	(4)
TWD/USD	SCB	07/17/17	TWD	44,347	1,458	(15)
TWD/USD	DUB	07/20/17	TWD	31,084	1,023	3
TWD/USD	MSC	07/20/17	TWD	22,353	735	(2)
TWD/USD	MSC	07/20/17	TWD	22,461	739	1
TWD/USD	SCB	07/20/17	TWD	22,336	735	(2)
TWD/USD	BNP	08/17/17	TWD	26,514	873	4
TWD/USD	CIT	08/17/17	TWD	22,789	750	(3)
USD/ARS	MSC	07/06/17	ARS	(10,854)	(652)	5
USD/ARS	RBS	07/13/17	ARS	(9,534)	(571)	19
USD/AUD	DUB	09/20/17	AUD	(1,929)	(1,482)	(10)
USD/AUD	MSC	09/20/17	AUD	(1,936)	(1,486)	(14)
USD/AUD	RBS	09/20/17	AUD	(1,939)	(1,489)	(17)
USD/AUD	SSB	09/20/17	AUD	(11,408)	(8,760)	(166)
USD/AUD	UBS	09/20/17	AUD	(1,555)	(1,195)	(15)
USD/AUD	WBC	09/20/17	AUD	(4,021)	(3,088)	(58)
USD/BRL	DUB	07/05/17	BRL	(24,575)	(7,416)	54
USD/BRL	JPM	07/05/17	BRL	(17,082)	(5,155)	179
USD/BRL	MSC	07/05/17	BRL	(10,189)	(3,075)	16
USD/BRL	MSC	09/05/17	BRL	(1,850)	(551)	2
USD/BRL	CIT	10/03/17	BRL	(14,676)	(4,348)	36
USD/CAD	JPM	07/14/17	CAD	(2,008)	(1,549)	(74)
USD/CAD	BOA	09/20/17	CAD	(3,314)	(2,558)	(52)
USD/CAD	CIT	09/20/17	CAD	(2,334)	(1,802)	(35)
USD/CAD	CSI	09/20/17	CAD	(1,478)	(1,141)	(19)
USD/CAD	DUB	09/20/17	CAD	(974)	(752)	(15)
USD/CAD	HSB	09/20/17	CAD	(7,044)	(5,439)	(120)
USD/CAD	JPM	09/20/17	CAD	(7,060)	(5,452)	(112)
USD/CAD	JPM	09/20/17	CAD	(459)	(355)	—
USD/CAD	MSC	09/20/17	CAD	(2,755)	(2,127)	(48)
USD/CAD	SCB	09/20/17	CAD	(976)	(754)	(18)
USD/CAD	SSB	09/20/17	CAD	(3,899)	(3,010)	(63)
USD/CAD	UBS	09/20/17	CAD	(2,880)	(2,223)	(40)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/CHF	CIT	09/20/17	CHF	(2,814)	(2,950)	(4)
USD/CLP	DUB	07/03/17	CLP	(195,207)	(294)	1
USD/CLP	DUB	07/17/17	CLP	(391,772)	(590)	(1)
USD/CLP	RBS	07/17/17	CLP	(293,390)	(442)	—
USD/CLP	HSB	07/24/17	CLP	(192,360)	(290)	1
USD/CLP	RBS	07/24/17	CLP	(194,818)	(293)	2
USD/CLP	BOA	08/30/17	CLP	(195,600)	(294)	1
USD/CLP	DUB	08/30/17	CLP	(391,538)	(589)	1
USD/CNH	DUB	09/20/17	CNH	(4,578)	(671)	(2)
USD/CNH	DUB	09/20/17	CNH	(1,815)	(266)	1
USD/CNH	HSB	09/20/17	CNH	(20,204)	(2,963)	(18)
USD/CNH	HSB	09/20/17	CNH	(10,007)	(1,467)	1
USD/CNH	JPM	09/20/17	CNH	(10,073)	(1,477)	(8)
USD/CNH	MSC	09/20/17	CNH	(5,054)	(741)	(4)
USD/COP	DUB	08/11/17	COP	(1,906,139)	(622)	31
USD/EUR	WBC	08/24/17	EUR	(18,880)	(21,623)	(263)
USD/EUR	BNP	09/20/17	EUR	(4,219)	(4,839)	(111)
USD/EUR	CIT	09/20/17	EUR	(6,608)	(7,579)	(122)
USD/EUR	CSI	09/20/17	EUR	(1,941)	(2,226)	(8)
USD/EUR	CSI	09/20/17	EUR	(335)	(384)	—
USD/EUR	DUB	09/20/17	EUR	(1,975)	(2,265)	(33)
USD/EUR	DUB	09/20/17	EUR	(668)	(766)	—
USD/EUR	HSB	09/20/17	EUR	(659)	(756)	(15)
USD/EUR	JPM	09/20/17	EUR	(648)	(743)	(4)
USD/EUR	JPM	09/20/17	EUR	(549)	(630)	—
USD/EUR	MSC	09/20/17	EUR	(654)	(750)	(9)
USD/EUR	UBS	09/20/17	EUR	(905)	(1,038)	(21)
USD/GBP	CIT	08/10/17	GBP	(5,927)	(7,729)	(167)
USD/GBP	BNP	09/20/17	GBP	(800)	(1,045)	(10)
USD/GBP	BOA	09/20/17	GBP	(12,517)	(16,342)	(323)
USD/GBP	CIT	09/20/17	GBP	(1,736)	(2,267)	(51)
USD/GBP	CSI	09/20/17	GBP	(296)	(386)	(2)
USD/GBP	DUB	09/20/17	GBP	(578)	(755)	(14)
USD/GBP	HSB	09/20/17	GBP	(2,555)	(3,336)	(83)
USD/GBP	JPM	09/20/17	GBP	(345)	(450)	(7)
USD/GBP	MSC	09/20/17	GBP	(577)	(753)	(14)
USD/GBP	SCB	09/20/17	GBP	(4,969)	(6,488)	(166)
USD/GBP	SSB	09/20/17	GBP	(1,353)	(1,767)	(5)
USD/HKD	UBS	09/29/17	HKD	(10,225)	(1,313)	8
USD/HKD	CIT	10/03/17	HKD	(25,901)	(3,326)	17
USD/HKD	CIT	10/10/17	HKD	(20,638)	(2,650)	14
USD/HKD	CIT	03/27/18	HKD	(37,897)	(4,879)	21
USD/HKD	HSB	03/27/18	HKD	(18,983)	(2,443)	8
USD/HKD	SCB	03/27/18	HKD	(12,164)	(1,566)	7
USD/HKD	SCB	05/11/18	HKD	(22,603)	(2,911)	7
USD/IDR	JPM	07/21/17	IDR	(9,824,210)	(736)	1
USD/IDR	CIT	07/31/17	IDR	(10,249,036)	(767)	2
USD/IDR	DUB	08/25/17	IDR	(9,692,547)	(723)	1
USD/INR	BNP	07/14/17	INR	(100,540)	(1,553)	(18)
USD/INR	DUB	07/14/17	INR	(50,306)	(777)	(11)
USD/INR	SCB	07/14/17	INR	(44,604)	(689)	(33)
USD/INR	SCB	07/14/17	INR	(175,944)	(2,718)	8
USD/INR	SCB	07/20/17	INR	(19,061)	(294)	1
USD/INR	SCB	07/24/17	INR	(47,508)	(733)	—
USD/JPY	WBC	07/20/17	JPY	(387,235)	(3,445)	48
USD/JPY	BNP	09/20/17	JPY	(117,976)	(1,053)	4
USD/JPY	BOA	09/20/17	JPY	(163,430)	(1,458)	16
USD/JPY	CIT	09/20/17	JPY	(490,960)	(4,381)	33
USD/JPY	MSC	09/20/17	JPY	(82,013)	(732)	5
USD/JPY	RBS	09/20/17	JPY	(49,471)	(441)	—
USD/JPY	SSB	09/20/17	JPY	(3,040,866)	(27,130)	606
USD/JPY	UBS	09/20/17	JPY	(244,653)	(2,182)	26
USD/KRW	SCB	07/03/17	KRW	(328,545)	(287)	7
USD/KRW	DUB	07/12/17	KRW	(1,967,280)	(1,720)	23
USD/KRW	BNP	07/13/17	KRW	(5,300,372)	(4,634)	7
USD/KRW	HSB	07/13/17	KRW	(2,404,050)	(2,101)	39
USD/KRW	JPM	07/13/17	KRW	(2,494,761)	(2,181)	17
USD/KRW	MSC	07/13/17	KRW	(1,157,521)	(1,012)	24
USD/KRW	UBS	07/13/17	KRW	(6,354,994)	(5,555)	109
USD/KRW	JPM	07/17/17	KRW	(826,096)	(722)	15
USD/KRW	MSC	07/19/17	KRW	(1,296,019)	(1,133)	12
USD/KRW	SCB	07/20/17	KRW	(837,049)	(732)	4
USD/KRW	MSC	07/26/17	KRW	(334,176)	(292)	3
USD/KRW	SCB	07/31/17	KRW	(796,792)	(697)	(1)
USD/KRW	UBS	07/31/17	KRW	(335,846)	(294)	—
USD/KRW	DUB	08/24/17	KRW	(6,467,785)	(5,657)	95
USD/KRW	MSC	09/27/17	KRW	(328,545)	(288)	2
USD/MXN	BOA	09/20/17	MXN	(12,405)	(675)	—
USD/MXN	CIT	09/20/17	MXN	(39,625)	(2,156)	20
USD/MXN	DUB	09/20/17	MXN	(34,965)	(1,902)	15
USD/MXN	HSB	09/20/17	MXN	(5,366)	(292)	3
USD/MXN	JPM	09/20/17	MXN	(32,296)	(1,758)	9
USD/MXN	RBS	09/20/17	MXN	(5,435)	(296)	(1)
USD/MXN	RBS	09/20/17	MXN	(13,501)	(735)	1
USD/MYR	UBS	07/05/17	MYR	(2,228)	(519)	—
USD/MYR	CIT	08/17/17	MYR	(1,327)	(308)	(2)
USD/NOK	SSB	09/20/17	NOK	(2,509)	(301)	(5)
USD/NZD	BNP	09/20/17	NZD	(1,019)	(746)	(9)
USD/NZD	BOA	09/20/17	NZD	(2,038)	(1,491)	(24)
USD/NZD	CIT	09/20/17	NZD	(1,019)	(746)	(11)
USD/NZD	CSI	09/20/17	NZD	(1,018)	(745)	(9)
USD/NZD	DUB	09/20/17	NZD	(8,711)	(6,375)	(75)
USD/NZD	JPM	09/20/17	NZD	(543)	(397)	(2)
USD/NZD	MSC	09/20/17	NZD	(1,949)	(1,426)	(10)
USD/NZD	UBS	09/20/17	NZD	(773)	(566)	(4)
USD/NZD	WBC	09/20/17	NZD	(2,443)	(1,788)	(22)
USD/PLN	BNP	09/20/17	PLN	(2,661)	(718)	(13)
USD/RUB	BOA	07/20/17	RUB	(34,231)	(578)	10
USD/RUB	CSI	07/20/17	RUB	(155,938)	(2,635)	97
USD/RUB	MSC	07/20/17	RUB	(26,217)	(443)	(2)
USD/RUB	MSC	07/20/17	RUB	(263,467)	(4,453)	113
USD/SEK	MSC	07/12/17	SEK	(22,062)	(2,620)	(129)
USD/SEK	JPM	09/20/17	SEK	(2,764)	(330)	(3)
USD/SEK	MSC	09/20/17	SEK	(2,544)	(303)	(6)
USD/SGD	BOA	09/20/17	SGD	(922)	(670)	(5)
USD/SGD	HSB	09/20/17	SGD	(2,040)	(1,484)	(9)
USD/SGD	WBC	09/20/17	SGD	(1,540)	(1,120)	(7)
USD/TRY	MSC	09/20/17	TRY	(1,596)	(443)	(1)
USD/TRY	MSC	09/20/17	TRY	(2,530)	(703)	2
USD/TRY	SCB	09/20/17	TRY	(2,123)	(590)	(2)
USD/TWD	BNP	07/11/17	TWD	(8,706)	(286)	2
USD/TWD	JPM	07/11/17	TWD	(56,252)	(1,850)	18
USD/TWD	MSC	07/11/17	TWD	(20,799)	(684)	(1)
USD/TWD	UBS	07/11/17	TWD	(23,302)	(766)	(4)
USD/TWD	HSB	07/19/17	TWD	(22,318)	(734)	2
USD/TWD	HSB	07/20/17	TWD	(22,381)	(736)	—
USD/TWD	HSB	07/31/17	TWD	(53,868)	(1,772)	(5)
USD/TWD	SCB	07/31/17	TWD	(8,938)	(294)	—
USD/TWD	SCB	08/17/17	TWD	(174,481)	(5,744)	(26)
USD/TWD	JPM	08/30/17	TWD	(66,560)	(2,192)	20
USD/TWD	SSB	09/11/17	TWD	(170,073)	(5,605)	58
USD/TWD	DUB	09/29/17	TWD	(60,690)	(2,002)	11
USD/TWD	MSC	09/29/17	TWD	(22,009)	(726)	4
USD/TWD	UBS	10/20/17	TWD	(56,051)	(1,850)	8
USD/ZAR	WBC	08/17/17	ZAR	(37,547)	(2,847)	97
USD/ZAR	MSC	09/20/17	ZAR	(7,812)	(589)	1
USD/ZAR	SCB	09/20/17	ZAR	(19,003)	(1,433)	23
USD/ZAR	SSB	09/20/17	ZAR	(3,888)	(293)	2
USD/ZAR	UBS	09/20/17	ZAR	(3,902)	(294)	—
ZAR/USD	CIT	09/20/17	ZAR	3,858	291	(3)
ZAR/USD	MSC	09/20/17	ZAR	21,475	1,620	(30)
ZAR/USD	UBS	09/20/17	ZAR	3,880	293	(2)
					$(226,993)	$1,238

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Interbank Deposit Rate	Receiving	CGM	11.99%	01/04/21	BRL	3,490	$—	$(41)
Brazil Interbank Deposit Rate	Paying	JPM	11.98%	01/04/21	BRL	3,490	—	46
Brazil Interbank Deposit Rate	Paying	MSC	9.88%	01/04/21	BRL	3,310	—	(4)
Brazil Interbank Deposit Rate	Receiving	MSC	11.74%	01/04/21	BRL	17,930	—	(221)
Korean Won 3-Month Certificate of Deposit	Paying	DUB	2.25%	10/15/17	KRW	9,863,860	—	37
Korean Won 3-Month Certificate of Deposit	Paying	MSC	2.18%	10/29/17	KRW	4,841,110	—	17
							$—	$(166)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	$920	$(13)	$(6)	$(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	460	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	470	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	140	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	330	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	330	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	390	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	330	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	320	(4)	(2)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	70	(1)	—	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	630	(9)	(2)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	400	(6)	(1)	(5)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	460	(6)	(1)	(5)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	730	(9)	(2)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	760	(10)	(2)	(8)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	03/20/19	230	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	03/20/19	460	(7)	(2)	(5)
People's Republic of China, 4.25%, 10/28/14	BOA	N/A	1.00	06/20/19	70	(1)	—	(1)
People's Republic of China, 4.25%, 10/28/14	BOA	N/A	1.00	06/20/19	80	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	430	(7)	(3)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	190	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	400	(6)	(5)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	870	(13)	(6)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	420	(7)	(3)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	70	(1)	—	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	200	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	3,030	(45)	—	(45)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	280	(4)	(2)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	320	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	700	(11)	(4)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	330	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	410	(6)	(4)	(2)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	330	(5)	(5)	—
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	180	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	210	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	06/20/19	30	—	—	—
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	06/20/19	180	(2)	(1)	(1)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	12/20/20	1,600	(29)	9	(38)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	12/20/20	320	(6)	2	(8)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	12/20/20	3,500	(64)	29	(93)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	1,850	(33)	8	(41)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	100	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	2,230	(40)	20	(60)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	360	(6)	2	(8)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	200	(4)	1	(5)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	160	(3)	1	(4)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	90	(1)	1	(2)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	100	(2)	—	(2)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	06/20/21	270	(4)	3	(7)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	06/20/21	950	(17)	11	(28)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	06/20/21	720	(13)	7	(20)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	320	(6)	3	(9)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	1,500	(26)	8	(34)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	440	(8)	1	(9)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	680	(12)	7	(19)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	370	(6)	4	(10)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	160	(3)	—	(3)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	820	(15)	9	(24)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	340	(6)	1	(7)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	590	(11)	1	(12)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	1,070	(19)	—	(19)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	500	(9)	5	(14)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	770	(14)	9	(23)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	220	(4)	2	(6)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	190	(4)	—	(4)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	190	(3)	1	(4)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	540	(9)	3	(12)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	60	(1)	—	(1)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	12/20/21	500	(8)	(2)	(6)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/22	180	(3)	(3)	—
					$38,050	$(623)	$64	$(687)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity	Counterparty	Expiration	Notional†		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egypt Treasury Bill, 0.00%, 02/06/18	CGM	02/08/18	EGP	10,875	$527	$8
Egypt Treasury Bill, 0.00%, 03/06/18	CIT	03/08/18	EGP	5,025	243	-
Egypt Treasury Bill, 0.00%, 08/15/17	CGM	08/15/17	EGP	11,900	621	20
					$1,391	$28

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Goldman Sachs Emerging Markets Debt Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Mexico 0.0%
Pemex Finance Ltd.
Series 1999-A3-2, 10.61%, 08/15/17	44	45
Total Non-U.S. Government Agency Asset-Backed Securities (cost $45)		45
CORPORATE BONDS AND NOTES 24.2%
Argentina 1.8%
Arcor S.A.I.C.
6.00%, 07/06/23 (a)	1,070	1,140
Banco Macro SA
17.50%, 05/08/22, ARS (a)	16,330	970
Cablevision SA
6.50%, 06/15/21 (b)	1,780	1,882
6.50%, 06/15/21 (a) (b)	300	318
YPF SA
8.88%, 12/19/18 (b)	1,230	1,320
Other Securities		225
		5,855
Bangladesh 0.2%
Banglalink Digital Communications Ltd.
8.63%, 05/06/19 (a)	500	522
Brazil 1.5%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (c)	1,190	1,017
9.00%, (callable at 100 beginning 06/18/24) (c)	570	580
Petrobras Global Finance BV
6.13%, 01/17/22	630	652
7.38%, 01/17/27	590	625
Petrobras International Finance Co.
5.38%, 01/27/21	470	479
Other Securities		1,422
		4,775
Canada 0.3%
Other Securities		999
Chile 1.2%
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (a)	230	246
3.63%, 04/03/23	1,380	1,380
Other Securities		2,383
		4,009
China 0.3%
Other Securities		858
Colombia 0.7%
Banco de Bogota SA
6.25%, 05/12/26 (a)	1,470	1,565
Oleoducto Central SA
4.00%, 05/07/21 (b)	390	403
Other Securities		277
		2,245
Dominican Republic 0.5%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/29 (a)	1,490	1,623
Ecuador 0.1%
Other Securities		185
Guatemala 1.4%
Central American Bottling Corp.
5.75%, 01/31/27 (a)	1,140	1,208
Comcel Trust
6.88%, 02/06/24 (a)	740	790
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24 (b)	600	641
Energuate Trust
5.88%, 05/03/27 (a) (b)	1,210	1,246
Other Securities		786
		4,671
Hong Kong 0.5%
China Resources Cement Holdings Ltd.
2.13%, 10/05/17	960	960
	Shares/Par†	Value
Other Securities		694
		1,654
India 1.1%
Greenko Dutch BV
8.00%, 08/01/19	490	510
8.00%, 08/01/19 (a)	660	688
Other Securities		2,224
		3,422
Indonesia 0.2%
PT Saka Energi Indonesia
4.45%, 05/05/24 (a)	610	614
Other Securities		199
		813
Ireland 0.3%
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18	840	848
Israel 0.6%
Delek & Avner Tamar Bond Ltd.
3.84%, 12/30/18 (a)	1,850	1,879
Italy 0.5%
Wind Acquisition Finance SA
7.00%, 04/23/21, EUR	250	297
7.38%, 04/23/21	630	656
7.38%, 04/23/21 (a)	610	634
		1,587
Jamaica 0.6%
Digicel Group Ltd.
8.25%, 09/30/20	370	346
8.25%, 09/30/20 (a)	300	281
Digicel Ltd.
6.00%, 04/15/21	380	365
6.75%, 03/01/23 (a) (b)	910	856
		1,848
Japan 0.4%
Other Securities		1,148
Kazakhstan 0.2%
Other Securities		785
Kuwait 0.1%
Other Securities		401
Luxembourg 0.8%
Altice Financing SA
6.50%, 01/15/22 (a) (b)	340	355
6.63%, 02/15/23	200	211
7.50%, 05/15/26 (a)	620	688
Telefonica Celular del Paraguay SA
6.75%, 12/13/22	760	794
Other Securities		507
		2,555
Mexico 1.7%
Banco Mercantil del Norte SA
6.88%, (callable at 100 beginning 07/06/22) (a) (c)	330	338
7.63%, (callable at 100 beginning 01/10/28) (a) (c)	610	631
Gruma SAB de CV
4.88%, 12/01/24 (a)	910	979
Petroleos Mexicanos
5.38%, 03/13/22 (a)	120	126
3.75%, 02/21/24, EUR	720	850
6.50%, 03/13/27 (a)	20	21
2.75%, 04/21/27, EUR	100	103
Other Securities		2,291
		5,339
Mongolia 0.5%
Energy Resources LLC
2.84%, (callable at 100 beginning 10/01/17) (c) (d)	546	218
0.00%, 09/30/22 (e)	1,502	1,337
		1,555

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Netherlands 0.9%
Petrobras Global Finance BV
8.38%, 05/23/21	2,010	2,254
4.38%, 05/20/23 (b)	160	151
VimpelCom Holdings BV
4.95%, 06/16/24 (a)	410	411
Other Securities		202
		3,018
Nigeria 0.2%
Other Securities		698
Paraguay 0.5%
Banco Regional SAECA
8.13%, 01/24/19	150	159
8.13%, 01/24/19 (a)	1,410	1,499
		1,658
Peru 1.7%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	1,943	2,122
Corp. Lindley SA
6.75%, 11/23/21	1,756	1,962
Other Securities		1,340
		5,424
Qatar 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	456	473
5.84%, 09/30/27 (f) (g)	510	569
6.33%, 09/30/27	330	379
		1,421
Romania 0.1%
Other Securities		491
Russian Federation 1.2%
Gazprom Via Gaz Capital SA
9.25%, 04/23/19	820	911
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18 (a)	230	232
3.95%, 11/03/21 (a)	1,250	1,258
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24	830	846
Other Securities		521
		3,768
Singapore 0.3%
Other Securities		905
South Africa 0.9%
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,163
Other Securities		1,687
		2,850
Turkey 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,050	1,009
Finansbank A/S
4.88%, 05/19/22 (a)	650	643
Global Liman Isletmeleri
8.13%, 11/14/21	200	209
8.13%, 11/14/21 (a)	1,010	1,055
		2,916
Ukraine 0.4%
Other Securities		1,143
United Arab Emirates 0.3%
Dolphin Energy Ltd.
5.50%, 12/15/21	250	273
Ruwais Power Co. PJSC
6.00%, 08/31/36 (a)	640	739
		1,012
United Kingdom 0.1%
Other Securities		320
United States of America 0.6%
Citigroup Global Markets Holdings Inc.
0.00%, 08/10/17, EGP (f) (g) (h)	13,960	754
0.00%, 01/25/18, EGP (f) (g) (h)	8,475	420
	Shares/Par†	Value
Other Securities		681
		1,855
Vietnam 0.2%
Other Securities		604
Total Corporate Bonds And Notes (cost $76,180)		77,659
GOVERNMENT AND AGENCY OBLIGATIONS 60.0%
Argentina 2.4%
Argentina Bonar Bond
22.30%, 10/09/17, ARS (e)	1,635	86
22.05%, 03/01/18, ARS (e)	9,180	544
21.80%, 03/11/19, ARS (e)	16,020	949
21.30%, 04/03/22, ARS (e)	880	50
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,300	200
18.20%, 10/03/21, ARS	2,760	169
16.00%, 10/17/23, ARS	2,940	181
15.50%, 10/17/26, ARS	7,280	481
Argentina Government International Bond
7.13%, 06/28/17 (a)	1,050	953
Argentina POM Politica Monetaria
20.10%, 06/21/20, ARS (e)	25,880	1,615
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	750	798
City of Buenos Aires, Argentina
22.55%, 03/29/24, ARS (e)	19,130	1,121
Other Securities		649
		7,796
Brazil 5.0%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (i)	3,303	3,185
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19, BRL	4,752	1,456
10.00%, 01/01/23, BRL	20,458	6,108
10.00%, 01/01/25, BRL	12,279	3,620
10.00%, 01/01/27, BRL	5,726	1,679
		16,048
Burundi 0.1%
Other Securities		204
Chile 2.1%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (j)	453,307	751
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21, CLP	115,000	179
Bonos de la Tesoreria de la Republica en Pesos
4.50%, 03/01/26, CLP	705,000	1,104
5.00%, 03/01/35, CLP	470,000	753
Bonos Tesoreria Pesos
4.50%, 03/01/21, CLP	1,860,000	2,898
Chile Government International Bond
5.50%, 08/05/20, CLP	751,000	1,198
		6,883
Colombia 4.9%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	399
4.38%, 03/21/23, COP	1,858,000	564
Colombia TES
11.25%, 10/24/18, COP	242,300	86
5.00%, 11/21/18, COP	20,047,700	6,591
7.00%, 05/04/22, COP	9,848,300	3,377
10.00%, 07/24/24, COP	1,066,800	425
7.50%, 08/26/26, COP	32,900	12
6.00%, 04/28/28, COP	3,372,300	1,054
7.00%, 06/30/32, COP	2,960,100	969
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21, COP (j)	6,710,046	2,262
3.50%, 05/07/25, COP (j)	20,096	7
3.30%, 03/17/27, COP (j)	494,863	164
		15,910
Dominican Republic 0.5%
Dominican Republic Bond
11.38%, 07/06/29, DOP	3,000	64

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (a)	2,190	45
Dominican Republic International Bond
11.50%, 05/10/24, DOP	17,400	386
18.50%, 02/04/28, DOP (a)	4,900	144
6.85%, 01/27/45 (a)	950	1,015
		1,654
Ecuador 0.3%
Other Securities		837
Hungary 3.9%
Hungary Government Bond
3.00%, 06/26/24, HUF	1,467,500	5,622
5.50%, 06/24/25, HUF	1,103,750	4,884
2.75%, 12/22/26, HUF	344,710	1,234
3.00%, 10/27/27, HUF	164,710	602
6.75%, 10/22/28, HUF	6,970	34
3.25%, 10/22/31, HUF	4,170	15
		12,391
Indonesia 2.3%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,587
7.00%, 05/15/27, IDR	7,241,000	549
Indonesia Government International Bond
5.88%, 01/15/24	720	822
6.75%, 01/15/44	270	349
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,500
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,725
		7,532
Malaysia 4.5%
Malaysia Government Bond
4.01%, 09/15/17, MYR	19,640	4,583
3.58%, 09/28/18, MYR	9,480	2,216
4.38%, 11/29/19, MYR	9,280	2,207
3.89%, 07/31/20, MYR	1,050	247
4.05%, 09/30/21, MYR	1,630	384
4.50%, 04/15/30, MYR	7,410	1,737
4.23%, 06/30/31, MYR	4,800	1,098
4.25%, 05/31/35, MYR	2,010	455
4.74%, 03/15/46, MYR	1,810	421
Malaysia Government Investment Issue
3.74%, 08/26/21, MYR	2,840	660
4.25%, 09/30/30, MYR	2,390	544
		14,552
Mexico 3.3%
Mexico Bonos
6.50%, 06/09/22, MXN	132,443	7,255
8.00%, 12/07/23, MXN	13,295	783
10.00%, 12/05/24, MXN	7,718	507
7.50%, 06/03/27, MXN	2,110	122
7.75%, 05/29/31, MXN	21,202	1,251
7.75%, 11/23/34, MXN	4,683	277
7.75%, 11/13/42, MXN	4,230	246
8.00%, 11/07/47, MXN	95	6
		10,447
Nigeria 0.1%
Other Securities		297
Peru 2.8%
Peru Government International Bond
5.70%, 08/12/24, PEN	2,542	817
5.70%, 08/12/24, PEN (a)	7,930	2,548
8.20%, 08/12/26, PEN	553	205
6.35%, 08/12/28, PEN (a)	5,585	1,836
6.95%, 08/12/31, PEN	2,178	743
6.90%, 08/12/37, PEN	2,462	831
6.85%, 02/12/42, PEN	4,205	1,393
6.71%, 02/12/55, PEN	718	228
Republic of Peru
7.84%, 08/12/20, PEN	843	289
5.20%, 09/12/23, PEN	712	225
		9,115
	Shares/Par†	Value
Poland 6.6%
Poland Government Bond
5.75%, 10/25/21, PLN	37,620	11,495
5.75%, 09/23/22, PLN	25,190	7,769
2.50%, 07/25/27, PLN	7,260	1,813
		21,077
Puerto Rico 0.4%
Other Securities		1,274
Russian Federation 4.3%
Russia Federal Bond
7.40%, 12/07/22, RUB	57,640	961
7.10%, 10/16/24, RUB (e)	3,370	55
7.75%, 09/16/26, RUB	63,320	1,074
8.50%, 09/17/31, RUB	502,690	9,044
7.70%, 03/23/33, RUB	129,880	2,164
Russia Government Bond
7.05%, 01/19/28, RUB	25,140	406
		13,704
South Africa 6.2%
South Africa Government Bond
8.00%, 01/31/30, ZAR	6,505	450
8.25%, 03/31/32, ZAR	56,090	3,865
8.88%, 02/28/35, ZAR	60,340	4,283
8.50%, 01/31/37, ZAR	98,795	6,711
9.00%, 01/31/40, ZAR	43,500	3,061
8.75%, 01/31/44, ZAR	17,073	1,164
8.75%, 02/28/48, ZAR	6,623	452
		19,986
Suriname 0.1%
Other Securities		204
Thailand 3.8%
Thailand Government Bond
3.65%, 12/17/21, THB	81,800	2,591
1.88%, 06/17/22, THB	24,360	714
3.85%, 12/12/25, THB	26,500	866
3.58%, 12/17/27, THB	27,180	871
3.65%, 06/20/31, THB	28,310	896
3.78%, 06/25/32, THB	20,200	645
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (j)	203,863	5,636
		12,219
Turkey 4.7%
Turkey Government Bond
10.40%, 03/27/19, TRY	8,770	2,473
9.40%, 07/08/20, TRY	1,750	483
9.20%, 09/22/21, TRY	1,360	369
11.00%, 03/02/22, TRY	3,970	1,149
8.00%, 03/12/25, TRY	2,400	601
10.60%, 02/11/26, TRY	25,840	7,473
11.00%, 02/24/27, TRY	4,400	1,304
Turkey Government International Bond
7.00%, 03/11/19	750	800
7.50%, 11/07/19	420	460
		15,112
United States of America 0.0%
Other Securities		154
Venezuela 1.7%
Petroleos de Venezuela SA
6.00%, 10/28/22 (f) (g)	11,980	4,000
6.00%, 11/15/26	3,590	1,337
		5,337
Total Government And Agency Obligations (cost $199,407)		192,733
CREDIT LINKED STRUCTURED NOTES 8.5%
Colombia 2.9%
Citigroup Funding Inc. Credit Linked Note
(Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A), COP (f) (g)	4,514,000	1,697
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (f) (g)	1,642,000	650
(Republic of Colombia, 11.25%, 10/24/18, Moody's rating N/A), COP (a)	9,263,000	3,275

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
(Republic of Colombia, 11.25%, 10/24/18, Moody's rating N/A), COP (a)	10,289,000	3,637
		9,259
Egypt 0.9%
Citigroup Global Markets Holdings Inc. Credit Linked Note
(Arab Republic of Egypt, Moody's rating B3), EGP (f) (g)	19,120	990
JPMorgan Chase Bank NA Credit Linked Note
(Egypt Treasury Bill, 0.00%, 05/15/18, Moody's rating N/A), EGP (f) (g) (h)	10,250	478
(Egypt Treasury Bill, 0.00%, 02/13/18, Moody's rating N/A), EGP (f) (g) (h)	16,500	808
Other Securities		837
		3,113
Indonesia 4.7%
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 7.88%, 04/15/19, Moody's rating Baa3), IDR (a)	21,400,000	1,647
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR (a)	13,137,000	1,088
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	46,000,000	3,165
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	55,759,000	4,762
Standard Chartered Bank Credit Linked Note
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	18,684,000	1,287
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	8,431,000	720
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (a)	22,757,000	1,921
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	5,254,000	449
		15,039
Total Credit Linked Structured Notes (cost $35,502)		27,411
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corp. (k)	2,498	58
	Shares/Par†	Value
United States of America 0.0%
Other Securities		—
Total Common Stocks (cost $82)		58
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (l)	4,037	4,037
Treasury Securities 0.5%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20, BRL	7,696	1,759
Total Short Term Investments (cost $5,764)		5,796
Total Investments 94.5% (cost $316,980)		303,702
Other Derivative Instruments (0.2)%		(641)
Other Assets and Liabilities, Net 5.7%		18,386
Total Net Assets 100.0%		$321,447

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $65,864 and 20.5%, respectively.

(b) All or portion of the security was on loan.

(c) Perpetual security.

(d) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(e) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Treasury inflation indexed note, par amount is not adjusted for inflation.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Non-income producing security.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Citigroup Funding Inc. Credit Linked Note - Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A	08/12/11	$1,047	$650	0.2%
Citigroup Funding Inc. Credit Linked Note - Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A	07/26/11	2,861	1,697	0.5
Citigroup Global Markets Holdings Inc., 0.00%, 08/10/17	05/11/17	755	754	0.2
Citigroup Global Markets Holdings Inc., 0.00%, 01/25/18	02/07/17	419	420	0.1
Citigroup Global Markets Holdings Inc. Credit Linked Note - Arab Republic of Egypt, Moody's rating B3	05/01/17	998	990	0.3
Commonwealth of Puerto Rico, 0.00%, 07/01/27	05/13/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	19	15	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	34	26	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	15	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	15	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/37	05/08/14	48	47	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	42	32	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	10/22/14	214	175	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/39	05/05/14	12	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	30	23	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	31	26	—
HSBC Bank Plc Credit Linked Note - Egypt Treasury Bill, 0.00%, 09/12/17, Moody's rating N/A	03/16/17	865	837	0.3
JPMorgan Chase Bank NA Credit Linked Note - Egypt Treasury Bill, 0.00%, 02/13/18, Moody's rating N/A	05/16/17	815	808	0.3
JPMorgan Chase Bank NA Credit Linked Note - Egypt Treasury Bill, 0.00%, 05/15/18, Moody's rating N/A	05/17/17	489	478	0.2
Petroleos de Venezuela SA, 6.00%, 10/28/22	05/16/17	3,781	4,000	1.2
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	02/19/14	32	10	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/19/14	257	84	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/19/14	386	142	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Restricted Securities (continued)
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/33	02/21/14	120	44	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	12/30/16	2	1	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	05/16/14	7	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	229	81	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	05/16/14	16	5	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	07/09/14	49	19	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	05/16/14	12	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	46	14	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	33	13	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	45	14	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/41	05/09/14	61	33	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	05/08/14	431	148	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/02/14	127	66	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/14/14	43	15	—
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/15	576	569	0.2
Samarco Mineracao SA, 0.00%, 11/01/22	02/16/17	211	170	0.1
Universal Entertainment Corp., 8.50%, 08/24/20	10/19/16	509	520	0.2
		$15,698	$12,980	4.0%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	(72)	December 2018		(17,658)	$5	$(18)
Euro-Bobl	(3)	September 2017	EUR	(399)	—	4
Euro-Bund	(3)	September 2017	EUR	(493)	1	9
Euro-Schatz	(10)	September 2017	EUR	(1,121)	—	3
U.S. Treasury Long Bond	8	September 2017		1,219	(5)	11
U.S. Treasury Note, 10-Year	(60)	September 2017		(7,574)	10	42
U.S. Treasury Note, 2-Year	(51)	September 2017		(11,035)	5	13
U.S. Treasury Note, 5-Year	(16)	September 2017		(1,887)	1	1
Ultra 10-Year U.S. Treasury Note	8	September 2017		1,080	(3)	(1)
Ultra Long Term U.S. Treasury Bond	(1)	September 2017		(163)	1	(3)
					$15	$61

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Hong Kong Interbank Offered Rate	Receiving	2.25%	06/21/22	HKD	90,653	$31	$(188)
3-Month LIBOR	Receiving	1.50%	10/05/18		37,920	7	5
3-Month LIBOR	Receiving	2.00%	09/20/22		9,410	18	38
3-Month LIBOR	Paying	1.75%	09/20/19		7,300	(4)	(9)
6-Month Budapest Interbank Offered Rate	Receiving	1.38%	09/21/21	HUF	840,620	(2)	(60)
6-Month Czech Interbank Offered Rate	Receiving	0.37%	12/21/21	CZK	124,680	(3)	81
6-Month Czech Interbank Offered Rate	Receiving	0.55%	06/21/26	CZK	31,230	(1)	74
6-Month Euribor	Receiving	1.00%	09/20/27	EUR	360	1	7
Mexican Interbank Rate	Receiving	7.25%	06/20/18	MXN	165,700	1	(3)
Mexican Interbank Rate	Receiving	5.50%	03/09/22	MXN	12,960	1	1
Mexican Interbank Rate	Receiving	5.66%	01/24/25	MXN	27,480	3	120
Mexican Interbank Rate	Receiving	7.50%	03/03/27	MXN	1,490	—	(3)
Mexican Interbank Rate	Paying	7.45%	09/16/20	MXN	34,750	(1)	26
Mexican Interbank Rate	Paying	7.40%	09/14/22	MXN	277,680	(19)	221
Mexican Interbank Rate	Paying	7.35%	09/11/24	MXN	124,290	(13)	106
Mexican Interbank Rate	Paying	7.50%	06/09/27	MXN	89,520	(14)	164
Mexican Interbank Rate	Paying	8.01%	06/29/27	MXN	55,250	(6)	54
Mexican Interbank Rate	Paying	7.30%	09/08/27	MXN	26,390	(4)	17
						$(5)	$651

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	07/06/17	ARS	36,548	$2,196	$(31)
ARS/USD	CIT	07/25/17	ARS	5,328	317	(14)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
BRL/USD	BOA	07/05/17	BRL	5,598	1,689	(9)
BRL/USD	MSC	07/05/17	BRL	33,247	10,033	(51)
BRL/USD	MSC	07/05/17	BRL	23,100	6,971	23
BRL/USD	DUB	08/02/17	BRL	42,535	12,752	(89)
BRL/USD	MSC	08/02/17	BRL	1,929	578	(2)
CLP/USD	HSB	07/03/17	CLP	224,323	338	(2)
CLP/USD	DUB	07/17/17	CLP	223,713	337	(2)
CLP/USD	BNP	08/30/17	CLP	336,626	506	5
CLP/USD	CIT	08/30/17	CLP	653,605	983	(1)
CLP/USD	CSI	08/30/17	CLP	450,645	678	—
CNH/USD	HSB	09/20/17	CNH	23,025	3,376	20
CNH/USD	JPM	09/20/17	CNH	5,762	845	5
CNH/USD	SCB	09/20/17	CNH	5,737	841	6
CNH/USD	WBC	09/20/17	CNH	7,183	1,053	4
CNY/USD	MSC	09/28/17	CNY	7,095	1,041	11
COP/USD	MSC	08/11/17	COP	2,428,810	793	(35)
COP/USD	RBS	08/11/17	COP	976,709	319	(17)
COP/USD	UBS	08/11/17	COP	2,353,198	768	(26)
COP/USD	JPM	09/14/17	COP	967,598	314	—
CZK/USD	BOA	09/20/17	CZK	42,832	1,883	20
CZK/USD	DUB	09/20/17	CZK	221,240	9,724	207
CZK/USD	MSC	09/20/17	CZK	42,399	1,864	4
CZK/EUR	BOA	07/03/17	EUR	(1,562)	(1,784)	46
CZK/EUR	MSC	07/10/17	EUR	(1,002)	(1,145)	22
CZK/EUR	BNP	09/20/17	EUR	(2,082)	(2,388)	14
CZK/EUR	BOA	09/20/17	EUR	(831)	(954)	18
CZK/EUR	JPM	09/20/17	EUR	(2,163)	(2,481)	15
CZK/EUR	SSB	09/20/17	EUR	(2,013)	(2,309)	56
CZK/EUR	MSC	09/21/17	EUR	(676)	(775)	19
CZK/EUR	BOA	10/03/17	EUR	(781)	(896)	28
CZK/EUR	JPM	10/03/17	EUR	(769)	(883)	28
CZK/EUR	JPM	11/09/17	EUR	(1,534)	(1,764)	43
CZK/EUR	CIT	11/21/17	EUR	(1,898)	(2,185)	59
CZK/EUR	MSC	11/21/17	EUR	(716)	(824)	22
CZK/EUR	MSC	11/22/17	EUR	(716)	(825)	23
CZK/EUR	JPM	01/03/18	EUR	(3,071)	(3,543)	88
EGP/USD	CIT	11/29/17	EGP	4,613	245	4
EGP/USD	CIT	01/24/18	EGP	4,201	220	15
EUR/CZK	BOA	07/03/17	CZK	(1,296)	(57)	—
EUR/CZK	JPM	07/03/17	CZK	(40,563)	(1,774)	(18)
EUR/CZK	JPM	09/20/17	CZK	(86,089)	(3,784)	(8)
EUR/USD	DUB	09/20/17	EUR	72	83	2
EUR/HUF	BNP	09/20/17	HUF	(174,976)	(649)	—
EUR/PLN	BOA	09/20/17	PLN	(6,398)	(1,726)	6
EUR/PLN	DUB	09/20/17	PLN	(1,264)	(341)	1
EUR/PLN	UBS	09/20/17	PLN	(4,519)	(1,219)	3
HUF/EUR	BOA	09/20/17	EUR	(758)	(869)	—
HUF/EUR	UBS	09/20/17	EUR	(351)	(402)	(1)
HUF/USD	MSC	07/05/17	HUF	99,930	370	1
HUF/USD	JPM	09/20/17	HUF	31,220	116	—
HUF/USD	MSC	09/20/17	HUF	690,871	2,563	29
IDR/USD	MSC	07/05/17	IDR	6,470,223	485	—
IDR/USD	HSB	08/25/17	IDR	54,238,022	4,045	(12)
IDR/USD	JPM	08/25/17	IDR	20,394,893	1,521	(6)
IDR/USD	DUB	10/18/17	IDR	6,470,223	479	—
INR/USD	BNP	07/14/17	INR	105,388	1,628	4
INR/USD	DUB	07/14/17	INR	54,507	842	(6)
INR/USD	DUB	07/14/17	INR	108,050	1,669	13
INR/USD	HSB	07/14/17	INR	83,282	1,286	(4)
INR/USD	HSB	07/14/17	INR	34,297	530	22
INR/USD	MSC	07/14/17	INR	109,275	1,688	(5)
INR/USD	SCB	07/14/17	INR	54,783	846	(2)
INR/USD	SCB	07/14/17	INR	246,112	3,803	53
INR/USD	DUB	07/20/17	INR	21,835	337	—
INR/USD	DUB	07/24/17	INR	200,857	3,099	1
INR/USD	HSB	07/24/17	INR	54,582	842	(3)
INR/USD	MSC	07/24/17	INR	54,755	845	(2)
INR/USD	HSB	07/31/17	INR	54,703	843	(3)
INR/USD	SCB	07/31/17	INR	109,250	1,684	(6)
KRW/USD	MSC	07/03/17	KRW	377,715	330	(2)
KRW/USD	MSC	07/12/17	KRW	1,898,058	1,659	(18)
KRW/USD	UBS	07/12/17	KRW	368,036	322	(6)
KRW/USD	BNP	07/13/17	KRW	1,089,013	952	(13)
KRW/USD	BNP	07/13/17	KRW	1,557,483	1,361	15
KRW/USD	DUB	07/13/17	KRW	9,859,617	8,619	(74)
KRW/USD	UBS	07/13/17	KRW	3,760,784	3,287	(91)
KRW/USD	CIT	07/20/17	KRW	954,950	835	(8)
KRW/USD	DUB	07/20/17	KRW	1,920,447	1,679	(10)
KRW/USD	HSB	07/20/17	KRW	1,932,373	1,689	(2)
KRW/USD	JPM	07/20/17	KRW	382,180	334	—
KRW/USD	MSC	07/20/17	KRW	386,477	338	(1)
KRW/USD	DUB	07/26/17	KRW	952,204	833	(3)
KRW/USD	HSB	07/26/17	KRW	962,565	842	(6)
KRW/USD	MSC	07/26/17	KRW	1,901,064	1,662	(10)
KRW/USD	MSC	07/31/17	KRW	581,914	509	1
KRW/USD	UBS	07/31/17	KRW	81,109	71	—
KRW/USD	DUB	09/27/17	KRW	4,201,373	3,677	(27)
MXN/USD	BOA	09/20/17	MXN	66,334	3,610	(44)
MXN/USD	BOA	09/20/17	MXN	390,921	21,274	84
MXN/USD	CIT	09/20/17	MXN	94,913	5,165	(77)
MXN/USD	DUB	09/20/17	MXN	58,510	3,184	(17)
MXN/USD	HSB	09/20/17	MXN	12,468	679	4
MXN/USD	JPM	09/20/17	MXN	15,333	834	(11)
MXN/USD	JPM	09/20/17	MXN	12,336	671	3
MXN/USD	MSC	09/20/17	MXN	10,530	573	(1)
MXN/USD	RBS	09/20/17	MXN	12,591	686	1
MYR/USD	MSC	07/03/17	MYR	5,043	1,175	1
MYR/USD	CIT	08/17/17	MYR	27,478	6,389	39
PHP/USD	BNP	07/31/17	PHP	85,874	1,700	8
PHP/USD	DUB	09/14/17	PHP	132,403	2,614	(44)
PLN/EUR	BNP	09/20/17	EUR	(11,400)	(13,075)	(115)
PLN/EUR	BOA	09/20/17	EUR	(487)	(559)	(1)
PLN/EUR	BOA	09/20/17	EUR	(1,501)	(1,722)	4
PLN/EUR	DUB	09/20/17	EUR	(13,164)	(15,098)	(133)
PLN/EUR	DUB	09/20/17	EUR	(245)	(281)	1
PLN/EUR	UBS	09/20/17	EUR	(1,503)	(1,724)	(8)
PLN/EUR	UBS	09/20/17	EUR	(52)	(60)	—
PLN/USD	UBS	09/20/17	PLN	3,381	912	14
RON/USD	DUB	09/20/17	RON	26,931	6,762	181
RON/USD	MSC	09/20/17	RON	2,311	580	3
RUB/USD	CIT	07/20/17	RUB	405,525	6,852	(227)
RUB/USD	CIT	07/20/17	RUB	40,463	684	7
RUB/USD	MSC	07/20/17	RUB	165,836	2,803	(89)
RUB/USD	MSC	07/20/17	RUB	148,382	2,507	33
SGD/USD	HSB	09/20/17	SGD	2,320	1,687	15
THB/USD	DUB	08/30/17	THB	222,536	6,551	109
TRY/USD	HSB	09/20/17	TRY	1,213	337	(1)
TRY/USD	HSB	09/20/17	TRY	1,814	504	3
TRY/USD	MSC	09/20/17	TRY	15,151	4,210	(19)
TRY/USD	SCB	09/20/17	TRY	1,224	340	1
TWD/USD	DUB	07/11/17	TWD	25,675	844	(5)
TWD/USD	MSC	07/11/17	TWD	11,087	365	5
TWD/USD	SCB	07/17/17	TWD	51,061	1,679	(17)
TWD/USD	DUB	07/20/17	TWD	35,176	1,157	3
TWD/USD	MSC	07/20/17	TWD	25,568	841	(2)
TWD/USD	MSC	07/20/17	TWD	25,413	836	1
TWD/USD	SCB	07/20/17	TWD	25,336	833	(3)
TWD/USD	CIT	08/17/17	TWD	47,181	1,553	(7)
USD/ARS	BNP	07/06/17	ARS	(36,547)	(2,197)	54
USD/ARS	BNP	07/13/17	ARS	(30,784)	(1,844)	19
USD/ARS	JPM	07/13/17	ARS	(7,712)	(462)	13
USD/ARS	RBS	07/13/17	ARS	(10,923)	(654)	22
USD/ARS	BNP	07/27/17	ARS	(7,665)	(456)	11
USD/BRL	DUB	07/05/17	BRL	(45,295)	(13,669)	96
USD/BRL	JPM	07/05/17	BRL	(2,766)	(835)	10
USD/BRL	MSC	07/05/17	BRL	(13,809)	(4,166)	20
USD/CLP	DUB	07/03/17	CLP	(224,323)	(338)	1
USD/CLP	DUB	07/17/17	CLP	(450,970)	(679)	(1)
USD/CLP	RBS	07/17/17	CLP	(337,200)	(508)	—
USD/CLP	HSB	07/24/17	CLP	(220,398)	(332)	1
USD/CLP	RBS	07/24/17	CLP	(223,215)	(336)	2
USD/CLP	BOA	08/30/17	CLP	(224,774)	(338)	1
USD/CLP	DUB	08/30/17	CLP	(272,763)	(410)	(1)
USD/CLP	DUB	08/30/17	CLP	(449,937)	(677)	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/CLP	HSB	08/30/17	CLP	(224,323)	(337)	2
USD/CLP	UBS	08/30/17	CLP	(1,022,389)	(1,538)	2
USD/CNH	DUB	09/20/17	CNH	(5,262)	(772)	(2)
USD/CNH	DUB	09/20/17	CNH	(2,087)	(306)	1
USD/CNH	HSB	09/20/17	CNH	(23,236)	(3,407)	(19)
USD/CNH	HSB	09/20/17	CNH	(11,561)	(1,695)	1
USD/CNH	JPM	09/20/17	CNH	(11,549)	(1,693)	(8)
USD/CNH	MSC	09/20/17	CNH	(5,794)	(850)	(5)
USD/COP	DUB	08/11/17	COP	(2,125,383)	(693)	35
USD/COP	DUB	09/14/17	COP	(986,921)	(321)	12
USD/COP	SCB	09/14/17	COP	(23,343,870)	(7,586)	311
USD/CZK	UBS	01/03/18	CZK	(74,098)	(3,286)	(283)
USD/EUR	WBC	08/24/17	EUR	(2,066)	(2,367)	(29)
USD/EUR	JPM	09/20/17	EUR	(1,250)	(1,433)	(31)
USD/HKD	BOA	09/20/17	HKD	(1,856)	(238)	—
USD/HKD	UBS	09/29/17	HKD	(11,654)	(1,496)	9
USD/HKD	CIT	10/03/17	HKD	(29,396)	(3,775)	20
USD/HKD	CIT	10/10/17	HKD	(23,125)	(2,970)	15
USD/HKD	CIT	03/27/18	HKD	(43,192)	(5,560)	24
USD/HKD	HSB	03/27/18	HKD	(21,581)	(2,778)	10
USD/HKD	SCB	03/27/18	HKD	(13,913)	(1,791)	8
USD/HKD	SCB	05/11/18	HKD	(25,864)	(3,331)	8
USD/HUF	DUB	09/20/17	HUF	(165,566)	(615)	(9)
USD/HUF	MSC	09/20/17	HUF	(327,005)	(1,214)	(14)
USD/IDR	DUB	07/05/17	IDR	(6,470,223)	(485)	(1)
USD/IDR	JPM	07/21/17	IDR	(4,838,790)	(362)	1
USD/IDR	CIT	07/31/17	IDR	(11,780,821)	(881)	2
USD/INR	BNP	07/14/17	INR	(112,168)	(1,733)	(20)
USD/INR	DUB	07/14/17	INR	(55,648)	(860)	(12)
USD/INR	SCB	07/14/17	INR	(30,608)	(473)	(23)
USD/INR	SCB	07/14/17	INR	(203,956)	(3,151)	9
USD/INR	BOA	07/20/17	INR	(8,697)	(134)	—
USD/INR	SCB	07/20/17	INR	(21,904)	(338)	1
USD/INR	SCB	07/24/17	INR	(54,608)	(842)	—
USD/KRW	SCB	07/03/17	KRW	(377,715)	(330)	8
USD/KRW	DUB	07/12/17	KRW	(2,252,855)	(1,969)	26
USD/KRW	BNP	07/13/17	KRW	(6,104,340)	(5,336)	7
USD/KRW	DUB	07/13/17	KRW	(372,295)	(325)	3
USD/KRW	HSB	07/13/17	KRW	(2,025,926)	(1,771)	21
USD/KRW	JPM	07/13/17	KRW	(2,716,713)	(2,375)	19
USD/KRW	MSC	07/13/17	KRW	(1,320,617)	(1,154)	28
USD/KRW	UBS	07/13/17	KRW	(5,437,437)	(4,753)	93
USD/KRW	JPM	07/17/17	KRW	(949,310)	(830)	18
USD/KRW	MSC	07/19/17	KRW	(1,495,233)	(1,307)	14
USD/KRW	SCB	07/20/17	KRW	(962,152)	(841)	5
USD/KRW	MSC	07/26/17	KRW	(382,886)	(335)	3
USD/KRW	SCB	07/31/17	KRW	(916,960)	(802)	(1)
USD/KRW	UBS	07/31/17	KRW	(249,029)	(218)	—
USD/KRW	MSC	09/27/17	KRW	(377,715)	(331)	2
USD/MXN	JPM	08/25/17	MXN	(12,774)	(698)	10
USD/MXN	BOA	09/20/17	MXN	(152,629)	(8,306)	(2)
USD/MXN	BOA	09/20/17	MXN	(14,292)	(778)	—
USD/MXN	CIT	09/20/17	MXN	(45,455)	(2,473)	24
USD/MXN	DUB	09/20/17	MXN	(77,739)	(4,231)	28
USD/MXN	HSB	09/20/17	MXN	(6,166)	(336)	3
USD/MXN	JPM	09/20/17	MXN	(37,121)	(2,020)	11
USD/MXN	RBS	09/20/17	MXN	(6,153)	(335)	(1)
USD/MXN	RBS	09/20/17	MXN	(15,519)	(845)	1
USD/MYR	MSC	07/03/17	MYR	(5,043)	(1,175)	2
USD/MYR	CIT	08/17/17	MYR	(10,755)	(2,501)	(18)
USD/MYR	MSC	08/17/17	MYR	(5,043)	(1,173)	(6)
USD/PEN	CIT	08/29/17	PEN	(399)	(122)	(1)
USD/PEN	DUB	09/15/17	PEN	(5,978)	(1,828)	(20)
USD/PLN	BNP	09/20/17	PLN	(3,058)	(825)	(15)
USD/PLN	BOA	09/20/17	PLN	(4,333)	(1,169)	—
USD/RUB	BOA	07/20/17	RUB	(39,394)	(666)	11
USD/RUB	CSI	07/20/17	RUB	(176,920)	(2,989)	110
USD/RUB	MSC	07/20/17	RUB	(30,201)	(510)	(2)
USD/RUB	MSC	07/20/17	RUB	(313,314)	(5,293)	134
USD/SGD	SCB	07/28/17	SGD	(737)	(536)	(2)
USD/SGD	BOA	09/20/17	SGD	(1,060)	(771)	(6)
USD/SGD	HSB	09/20/17	SGD	(2,342)	(1,703)	(10)
USD/SGD	WBC	09/20/17	SGD	(1,607)	(1,169)	(7)
USD/THB	DUB	08/23/17	THB	(25,569)	(753)	(2)
USD/THB	DUB	08/23/17	THB	(6,390)	(188)	—
USD/TRY	HSB	09/20/17	TRY	(25,442)	(7,069)	(38)
USD/TRY	MSC	09/20/17	TRY	(2,791)	(776)	(3)
USD/TRY	MSC	09/20/17	TRY	(2,908)	(808)	2
USD/TRY	SCB	09/20/17	TRY	(2,441)	(678)	(2)
USD/TWD	BNP	07/11/17	TWD	(7,576)	(249)	2
USD/TWD	JPM	07/11/17	TWD	(60,768)	(1,998)	20
USD/TWD	MSC	07/11/17	TWD	(22,331)	(734)	(1)
USD/TWD	UBS	07/11/17	TWD	(25,213)	(829)	(5)
USD/TWD	HSB	07/19/17	TWD	(25,714)	(846)	2
USD/TWD	HSB	07/20/17	TWD	(25,726)	(846)	—
USD/TWD	HSB	07/31/17	TWD	(61,947)	(2,038)	(6)
USD/TWD	SCB	07/31/17	TWD	(10,276)	(338)	—
USD/TWD	SCB	08/17/17	TWD	(197,412)	(6,499)	(29)
USD/TWD	JPM	08/30/17	TWD	(75,813)	(2,497)	23
USD/TWD	DUB	09/29/17	TWD	(70,369)	(2,321)	13
USD/TWD	MSC	09/29/17	TWD	(25,175)	(830)	5
USD/TWD	UBS	10/20/17	TWD	(65,276)	(2,155)	9
USD/ZAR	JPM	09/20/17	ZAR	(36,243)	(2,733)	53
USD/ZAR	MSC	09/20/17	ZAR	(13,122)	(990)	1
USD/ZAR	SCB	09/20/17	ZAR	(21,868)	(1,649)	27
USD/ZAR	SSB	09/20/17	ZAR	(4,468)	(337)	2
USD/ZAR	UBS	09/20/17	ZAR	(4,485)	(338)	—
ZAR/USD	CIT	09/20/17	ZAR	12,840	969	(11)
ZAR/USD	MSC	09/20/17	ZAR	15,662	1,182	(20)
ZAR/USD	UBS	09/20/17	ZAR	4,446	335	(3)
					$(43,792)	$822

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month Tel Aviv Interbank Offered Rate	Receiving	BOA	0.65%	06/21/20	ILS	5,290	$—	$(12)
3-Month Tel Aviv Interbank Offered Rate	Receiving	BOA	0.65%	06/21/20	ILS	6,280	—	(14)
3-Month Tel Aviv Interbank Offered Rate	Receiving	CGM	0.65%	06/21/20	ILS	2,580	—	(6)
3-Month Tel Aviv Interbank Offered Rate	Receiving	CGM	0.65%	06/21/20	ILS	4,620	(1)	(10)
3-Month Tel Aviv Interbank Offered Rate	Receiving	CGM	0.65%	06/21/20	ILS	8,540	(4)	(15)
3-Month Tel Aviv Interbank Offered Rate	Receiving	CGM	0.65%	06/21/20	ILS	12,310	—	(28)
3-Month Tel Aviv Interbank Offered Rate	Receiving	JPM	0.65%	06/21/20	ILS	4,960	(1)	(11)
7-Day China Fixing Repo Rate	Paying	BCL	2.80%	12/21/21	CNY	9,290	(11)	(43)
7-Day China Fixing Repo Rate	Paying	BCL	2.80%	12/21/21	CNY	10,060	(2)	(56)
7-Day China Fixing Repo Rate	Paying	BOA	3.60%	03/15/22	CNY	4,750	(5)	1
7-Day China Fixing Repo Rate	Paying	BOA	4.00%	06/21/22	CNY	12,740	(7)	26
7-Day China Fixing Repo Rate	Paying	CGM	2.80%	12/21/21	CNY	2,120	(1)	(11)
7-Day China Fixing Repo Rate	Paying	CGM	2.80%	12/21/21	CNY	5,100	(3)	(27)
7-Day China Fixing Repo Rate	Paying	CGM	2.80%	12/21/21	CNY	8,850	(8)	(43)
7-Day China Fixing Repo Rate	Paying	CGM	3.60%	03/15/22	CNY	3,160	(8)	5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day China Fixing Repo Rate	Paying	CGM	3.60%	03/15/22	CNY	4,910	(8)	3
7-Day China Fixing Repo Rate	Paying	CGM	4.00%	06/21/22	CNY	1,670	(2)	4
7-Day China Fixing Repo Rate	Paying	CGM	4.00%	06/21/22	CNY	5,260	(4)	12
7-Day China Fixing Repo Rate	Paying	JPM	2.80%	12/21/21	CNY	8,600	(13)	(37)
7-Day China Fixing Repo Rate	Paying	JPM	3.60%	03/15/22	CNY	4,940	(8)	3
7-Day China Fixing Repo Rate	Paying	JPM	3.60%	03/15/22	CNY	6,610	(3)	(4)
7-Day China Fixing Repo Rate	Paying	JPM	3.60%	03/15/22	CNY	7,650	(3)	(5)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.52%	04/11/19	THB	76,850	—	(3)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.55%	06/15/19	THB	36,760	(1)	(1)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.55%	06/15/19	THB	78,640	(1)	(2)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.55%	06/15/19	THB	146,040	(9)	3
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.64%	09/21/19	THB	92,020	—	—
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.90%	02/04/21	THB	71,910	—	8
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.82%	02/15/21	THB	31,420	—	—
Bloomberg Thailand 6-Month Reference Rate	Paying	CSI	1.83%	02/16/21	THB	41,040	—	1
Bloomberg Thailand 6-Month Reference Rate	Paying	DUB	1.65%	06/15/19	THB	56,980	—	1
Bloomberg Thailand 6-Month Reference Rate	Paying	JPM	1.55%	04/19/19	THB	103,500	—	(3)
Bloomberg Thailand 6-Month Reference Rate	Paying	MSC	1.63%	02/08/19	THB	86,710	—	3
Bloomberg Thailand 6-Month Reference Rate	Paying	MSC	1.63%	11/08/19	THB	29,150	—	(1)
Brazil Interbank Deposit Rate	Receiving	BOA	11.72%	01/02/19	BRL	9,800	—	(91)
Brazil Interbank Deposit Rate	Paying	BOA	11.91%	01/04/21	BRL	570	—	8
Brazil Interbank Deposit Rate	Paying	BOA	11.66%	01/04/21	BRL	4,410	—	50
Brazil Interbank Deposit Rate	Paying	BOA	11.59%	01/04/21	BRL	5,880	—	63
Brazil Interbank Deposit Rate	Paying	BOA	9.96%	01/04/21	BRL	7,170	—	(6)
Brazil Interbank Deposit Rate	Paying	CGM	14.46%	01/02/18	BRL	5,870	—	68
Brazil Interbank Deposit Rate	Receiving	CGM	10.00%	01/02/18	BRL	13,720	—	(8)
Brazil Interbank Deposit Rate	Receiving	CGM	10.24%	01/02/18	BRL	11,640	—	(10)
Brazil Interbank Deposit Rate	Receiving	CGM	10.30%	01/02/18	BRL	17,440	—	(17)
Brazil Interbank Deposit Rate	Paying	CGM	12.52%	01/02/19	BRL	5,620	—	46
Brazil Interbank Deposit Rate	Paying	CGM	12.65%	01/02/19	BRL	8,770	—	107
Brazil Interbank Deposit Rate	Receiving	CGM	8.77%	01/02/19	BRL	18,910	—	19
Brazil Interbank Deposit Rate	Receiving	CGM	9.79%	01/02/19	BRL	4,450	—	(9)
Brazil Interbank Deposit Rate	Receiving	CGM	9.97%	01/02/19	BRL	8,260	—	(23)
Brazil Interbank Deposit Rate	Paying	CGM	9.85%	01/02/20	BRL	3,100	—	3
Brazil Interbank Deposit Rate	Paying	CGM	9.82%	01/02/20	BRL	3,930	—	4
Brazil Interbank Deposit Rate	Paying	CGM	9.69%	01/02/20	BRL	4,460	—	1
Brazil Interbank Deposit Rate	Paying	CGM	10.01%	01/02/20	BRL	5,780	—	12
Brazil Interbank Deposit Rate	Paying	CGM	9.84%	01/02/20	BRL	5,920	—	6
Brazil Interbank Deposit Rate	Paying	CGM	9.12%	01/02/20	BRL	13,100	—	(32)
Brazil Interbank Deposit Rate	Paying	CGM	9.83%	01/04/21	BRL	4,800	—	(8)
Brazil Interbank Deposit Rate	Paying	CSI	11.12%	01/02/18	BRL	6,120	—	(70)
Brazil Interbank Deposit Rate	Receiving	DUB	10.05%	01/02/18	BRL	17,290	—	(11)
Brazil Interbank Deposit Rate	Receiving	DUB	10.30%	01/02/18	BRL	11,590	—	(12)
Brazil Interbank Deposit Rate	Paying	DUB	11.35%	01/02/19	BRL	18,760	—	134
Brazil Interbank Deposit Rate	Receiving	DUB	10.03%	01/02/19	BRL	5,420	—	(16)
Brazil Interbank Deposit Rate	Receiving	DUB	10.14%	01/02/19	BRL	2,770	—	(10)
Brazil Interbank Deposit Rate	Paying	DUB	10.17%	01/02/20	BRL	1,940	—	6
Brazil Interbank Deposit Rate	Paying	DUB	10.05%	01/02/20	BRL	3,800	—	8
Brazil Interbank Deposit Rate	Paying	DUB	9.88%	01/02/20	BRL	3,990	—	5
Brazil Interbank Deposit Rate	Paying	DUB	9.77%	01/02/20	BRL	5,710	—	4
Brazil Interbank Deposit Rate	Paying	DUB	11.84%	01/02/20	BRL	7,500	—	25
Brazil Interbank Deposit Rate	Paying	DUB	10.56%	01/04/21	BRL	7,420	—	33
Brazil Interbank Deposit Rate	Receiving	DUB	10.95%	01/04/21	BRL	12,210	—	(89)
Brazil Interbank Deposit Rate	Receiving	DUB	13.93%	01/04/21	BRL	13,640	—	(387)
Brazil Interbank Deposit Rate	Paying	DUB	14.56%	01/02/23	BRL	900	—	35
Brazil Interbank Deposit Rate	Paying	DUB	12.27%	01/02/23	BRL	1,190	—	20
Brazil Interbank Deposit Rate	Paying	DUB	14.25%	01/02/23	BRL	1,800	—	65
Brazil Interbank Deposit Rate	Paying	DUB	10.07%	01/02/23	BRL	5,030	—	(16)
Brazil Interbank Deposit Rate	Paying	DUB	10.07%	01/02/23	BRL	5,150	—	(15)
Brazil Interbank Deposit Rate	Receiving	DUB	13.86%	01/02/23	BRL	4,380	—	(141)
Brazil Interbank Deposit Rate	Receiving	DUB	14.20%	01/02/23	BRL	4,430	—	(157)
Brazil Interbank Deposit Rate	Paying	DUB	14.34%	01/02/25	BRL	4,980	—	196
Brazil Interbank Deposit Rate	Receiving	DUB	12.34%	01/02/25	BRL	6,810	—	(110)
Brazil Interbank Deposit Rate	Receiving	JPM	9.79%	01/02/19	BRL	7,240	—	(15)
Brazil Interbank Deposit Rate	Receiving	JPM	9.80%	01/02/19	BRL	7,320	—	(16)
Brazil Interbank Deposit Rate	Paying	JPM	9.83%	01/02/20	BRL	5,060	—	5
Brazil Interbank Deposit Rate	Paying	JPM	9.87%	01/02/20	BRL	5,120	—	6
Brazil Interbank Deposit Rate	Paying	JPM	10.20%	01/02/20	BRL	9,570	—	38
Brazil Interbank Deposit Rate	Paying	JPM	11.87%	01/02/20	BRL	10,790	—	37
Brazil Interbank Deposit Rate	Receiving	MSC	10.02%	01/02/18	BRL	13,750	—	(8)
Brazil Interbank Deposit Rate	Receiving	MSC	10.06%	01/02/18	BRL	10,370	—	(7)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Interbank Deposit Rate	Receiving	MSC	10.27%	01/02/18	BRL	23,110	—	(21)
Brazil Interbank Deposit Rate	Receiving	MSC	13.38%	01/02/18	BRL	17,890	—	(116)
Brazil Interbank Deposit Rate	Paying	MSC	12.61%	01/02/19	BRL	1,070	—	13
Brazil Interbank Deposit Rate	Paying	MSC	14.08%	01/02/19	BRL	12,130	—	250
Brazil Interbank Deposit Rate	Receiving	MSC	10.03%	01/02/19	BRL	5,410	—	(16)
Brazil Interbank Deposit Rate	Receiving	MSC	10.04%	01/02/19	BRL	5,560	—	(17)
Brazil Interbank Deposit Rate	Paying	MSC	9.78%	01/02/20	BRL	3,410	—	3
Brazil Interbank Deposit Rate	Paying	MSC	10.06%	01/02/20	BRL	3,810	—	8
Brazil Interbank Deposit Rate	Paying	MSC	10.08%	01/02/20	BRL	3,880	—	9
Brazil Interbank Deposit Rate	Paying	MSC	9.68%	01/02/20	BRL	4,540	—	1
Brazil Interbank Deposit Rate	Paying	MSC	11.87%	01/04/21	BRL	2,640	—	34
Brazil Interbank Deposit Rate	Paying	MSC	9.88%	01/04/21	BRL	3,290	—	(4)
Brazil Interbank Deposit Rate	Paying	MSC	11.85%	01/04/21	BRL	3,960	—	51
Brazil Interbank Deposit Rate	Paying	MSC	16.15%	01/04/21	BRL	8,720	—	406
Brazil Interbank Deposit Rate	Receiving	MSC	11.41%	01/04/21	BRL	5,650	—	(7)
Brazil Interbank Deposit Rate	Receiving	MSC	11.74%	01/04/21	BRL	9,930	—	(122)
Colombian Interbank Rate	Receiving	CSI	5.11%	04/15/19	COP	6,436,410	—	(6)
Colombian Interbank Rate	Receiving	CSI	6.06%	05/02/24	COP	980,390	—	(9)
Colombian Interbank Rate	Receiving	JPM	5.19%	04/22/19	COP	3,198,610	—	(5)
Colombian Interbank Rate	Receiving	MSC	7.17%	07/08/17	COP	22,973,950	—	(19)
Colombian Interbank Rate	Receiving	MSC	7.21%	07/11/17	COP	7,220,890	—	(7)
Colombian Interbank Rate	Paying	MSC	7.34%	08/01/17	COP	15,408,080	—	24
Colombian Interbank Rate	Paying	MSC	6.06%	05/02/24	COP	980,390	(2)	10
Korean Won 3-Month Certificate of Deposit	Paying	BOA	1.65%	11/28/18	KRW	2,132,530	—	3
Korean Won 3-Month Certificate of Deposit	Paying	CGM	1.24%	08/30/18	KRW	3,939,490	—	(11)
Korean Won 3-Month Certificate of Deposit	Paying	CGM	1.28%	09/22/18	KRW	4,273,390	—	(11)
Korean Won 3-Month Certificate of Deposit	Paying	DUB	1.24%	09/09/18	KRW	4,245,110	—	(13)
Korean Won 3-Month Certificate of Deposit	Paying	MSC	1.23%	09/09/18	KRW	14,019,290	—	(42)
Korean Won 3-Month Certificate of Deposit	Paying	MSC	1.50%	11/12/18	KRW	6,622,110	(3)	1
Korean Won 3-Month Certificate of Deposit	Paying	MSC	1.46%	02/03/19	KRW	4,987,510	—	(6)
Mexican Interbank Rate	Paying	DUB	8.70%	06/11/27	MXN	75,500	—	136
Mexican Interbank Rate	Receiving	JPM	5.18%	10/02/17	MXN	40,000	—	15
Mexican Interbank Rate	Receiving	JPM	6.15%	05/28/24	MXN	15,700	—	39
Mumbai Interbank Offered Rate	Receiving	BOA	6.50%	09/20/22	INR	99,370	—	(20)
Mumbai Interbank Offered Rate	Receiving	JPM	6.50%	09/20/22	INR	77,050	—	(15)
Mumbai Interbank Offered Rate	Receiving	MSC	6.20%	09/20/22	INR	179,250	(6)	6
							$(114)	$-

OTC Cross-Currency Swap Agreements

Receive Rate[7]	Pay Rate[7]	Counterparty	Expiration	Notional† Received		Notional† Delivered	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	DUB	05/23/19	ZAR	11,407	(1,096)	$—	$(218)
3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	CGM	05/13/24	ZAR	7,150	(690)	—	(142)
3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	MSC	05/13/24	ZAR	14,790	(1,427)	—	(294)
Fixed rate of 8.93%	3-Month LIBOR	JPM	08/19/17	TRY	52,190	(17,794)	—	(1,893)
							$—	$(2,547)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
People's Republic of China, 4.25%, 10/28/14	BCL	N/A	1.00%	03/20/19	$540	$(7)	$(2)	$(5)
People's Republic of China, 4.25%, 10/28/14	BCL	N/A	1.00	03/20/19	270	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14	BCL	N/A	1.00	03/20/19	170	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	230	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	560	(7)	(5)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	750	(10)	(4)	(6)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	810	(11)	(5)	(6)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	560	(7)	(4)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	560	(7)	(4)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	420	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	660	(9)	(5)	(4)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	1,320	(17)	(3)	(14)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	850	(11)	(1)	(10)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	130	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	1,120	(15)	(3)	(12)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	350	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	03/20/19	800	(11)	(3)	(8)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	03/20/19	490	(7)	(2)	(5)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	03/20/19	510	(7)	(2)	(5)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	150	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	140	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	1,240	(19)	(7)	(12)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	520	(8)	(5)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	620	(9)	(8)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	750	(12)	(12)	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	1,130	(16)	(7)	(9)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	660	(10)	(3)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	1,040	(15)	(3)	(12)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	3,770	(56)	—	(56)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	220	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	920	(13)	(5)	(8)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	560	(9)	(4)	(5)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	340	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00	06/20/19	230	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00	06/20/19	410	(6)	(4)	(2)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/19	3,520	(59)	(32)	(27)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	12/20/20	2,170	(39)	24	(63)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	12/20/20	970	(18)	14	(32)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00	12/20/20	550	(10)	3	(13)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	630	(11)	3	(14)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	1,770	(32)	16	(48)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	90	(1)	1	(2)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	990	(18)	12	(30)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	740	(13)	9	(22)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	3,080	(55)	40	(95)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	540	(9)	4	(13)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00	12/20/20	950	(18)	10	(28)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	12/20/20	340	(6)	4	(10)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	760	(14)	4	(18)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	2,720	(49)	34	(83)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	1,130	(21)	15	(36)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	12/20/20	990	(18)	12	(30)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/21	330	(6)	3	(9)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	520	(9)	—	(9)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	220	(4)	2	(6)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/21	1,710	(31)	18	(49)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	300	(5)	—	(5)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00	06/20/21	1,520	(27)	16	(43)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/21	510	(9)	—	(9)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00	06/20/22	820	(11)	(12)	1
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/22	780	(11)	(13)	2
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00	06/20/22	120	(1)	(1)	—
					$52,660	$(843)	$72	$(915)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity	Counterparty	Expiration	Notional†		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egypt Treasury Bill, 0.00%, 02/06/18	CGM	02/08/18	EGP	14,250	$690	$10
Egypt Treasury Bill, 0.00%, 03/06/18	CGM	03/08/18	EGP	5,075	246	-
Egypt Treasury Bill, 0.00%, 08/01/17	CGM	08/03/17	EGP	5,350	284	6
Egypt Treasury Bill, 0.00%, 08/15/17	CGM	08/15/17	EGP	15,600	814	27
Republic of Columbia Treasury Bond, 7.50%, 08/26/26	DUB	07/13/17	COP	8,067,900	-	(46)
					$2,034	$(3)

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

7Payments delivered or received are based on the notional amount.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.4%
China 3.1%
Baidu.com - Class A - ADR (a)	50	$9,027
France 8.1%
BNP Paribas SA	205	14,848
Danone SA	84	6,296
Kering SA	8	2,601
		23,745
Germany 9.9%
Allianz SE	74	14,566
Daimler AG	197	14,284
		28,850
Italy 4.5%
CNH Industrial NV	1,151	13,060
Japan 6.5%
Daiwa Securities Group Inc.	940	5,599
Toyota Motor Corp.	254	13,401
		19,000
Mexico 3.1%
Grupo Televisa SAB - ADR	373	9,100
Netherlands 2.0%
Koninklijke Philips Electronics NV	162	5,759
South Korea 0.8%
Samsung Electronics Co. Ltd.	1	2,425
Sweden 0.1%
Atlas Copco AB - Class B	12	422
Switzerland 20.4%
Cie Financiere Richemont SA	78	6,399
Credit Suisse Group AG	1,038	15,045
Glencore Plc	3,954	14,853
Julius Baer Group Ltd.	184	9,688
Kuehne & Nagel International AG	35	5,935
LafargeHolcim Ltd.	135	7,743
		59,663
	Shares/Par†	Value
United Kingdom 8.0%
Aon Plc - Class A	27	3,596
Diageo Plc	258	7,641
Experian Plc	201	4,136
Willis Towers Watson Plc	56	8,115
		23,488
United States of America 30.9%
Alphabet Inc. - Class A (a)	10	8,860
American International Group Inc.	96	5,996
Baxter International Inc.	97	5,870
BlackRock Inc.	9	3,736
Caterpillar Inc.	34	3,679
Charter Communications Inc. - Class A (a)	20	6,590
Citigroup Inc.	118	7,919
General Electric Co.	260	7,020
General Motors Co.	239	8,353
HCA Healthcare Inc. (a)	97	8,432
JPMorgan Chase & Co.	31	2,877
Moody's Corp.	31	3,824
Oracle Corp.	130	6,513
Priceline Group Inc. (a)	1	1,562
Wells Fargo & Co.	167	9,276
		90,507
Total Common Stocks (cost $268,948)		285,046
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	8,129	8,129
Total Short Term Investments (cost $8,129)		8,129
Total Investments 100.2% (cost $277,077)		293,175
Other Derivative Instruments (0.1)%		(160)
Other Assets and Liabilities, Net (0.1)%		(535)
Total Net Assets 100.0%		$292,480

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
JPY/USD	BCL	07/03/17	JPY	25,967	$231	$(1)
USD/CHF	SSB	09/20/17	CHF	(4,294)	(4,501)	(159)
					$(4,270)	$(160)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Invesco China-India Fund
COMMON STOCKS 97.7%
China 42.1%
Alibaba Group Holding Ltd. - ADS (a)	307	$43,264
Asia Cement China Holdings Corp.	516	152
Autohome Inc. - Class A - ADR (a) (b)	187	8,482
Baidu.com - Class A - ADR (a)	89	15,829
Changyou.com Ltd. - Class A - ADS (a) (b)	196	7,597
China Merchants Holdings International Co. Ltd.	2,358	6,557
China Mobile Ltd.	2,284	24,274
Ctrip.com International Ltd. - ADR (a)	225	12,100
ENN Energy Holdings Ltd.	1,449	8,764
Hengan International Group Co. Ltd.	1,487	10,997
Huayu Automotive Systems Co. Ltd. - Class A	2,623	9,378
JD.com Inc. - Class A - ADR (a)	312	12,237
New Oriental Education & Technology Group - ADR (a)	106	7,491
Pou Sheng International Holdings Ltd. (b)	10,678	1,921
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	189	57
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	4,400	3,465
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	270	158
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	439	942
Sun Art Retail Group Ltd.	8,168	6,528
Tencent Holdings Ltd.	1,431	51,385
Tingyi Cayman Islands Holding Corp.	2,944	3,503
Zhuzhou CSR Times Electric Co. Ltd. - Class H	1,164	5,726
		240,807
Hong Kong 6.3%
Ajisen China Holdings Ltd.	6,388	2,584
CIMC Enric Holdings Ltd. (a)	1,972	1,239
FIH Mobile Ltd.	2,735	845
Goodbaby International Holdings Ltd.	3,046	1,265
Microport Scientific Corp.	1,562	1,232
Minth Group Ltd.	1,114	4,729
Sino Biopharmaceutical	8,996	7,984
SmarTone Telecommunications Holding Ltd.	2,390	3,134
Stella International Holdings Ltd.	2,736	4,919
Towngas China Co. Ltd.	5,584	3,657
Uni-President China Holdings Ltd.	5,296	4,291
		35,879
India 49.3%
Ajanta Pharma Ltd.	130	3,116
Amara Raja Batteries Ltd.	333	4,334
Avenue Supermarts Ltd. (a) (c)	4	54
Bajaj Finance Ltd.	970	20,740
Bharat Forge Ltd.	520	8,820
Bharat Petroleum Corp. Ltd.	1,250	12,398
Britannia Industries Ltd.	176	10,055
CCL Products India Ltd. (d)	545	2,478
Cholamandalam Investment and Finance Co. Ltd.	445	7,763
Eicher Motors Ltd.	40	16,887
Godrej Consumer Products Ltd.	310	4,644
HDFC Bank Ltd. (d)	753	19,414
Himatsingka Seide Ltd.	831	4,382
Housing Development Finance Corp.	300	7,515
Indian Oil Corp. Ltd.	1,080	6,456
IndusInd Bank Ltd.	820	18,815
Infosys Ltd.	290	4,209
Ipca Laboratories Ltd.	230	1,758
ITC Ltd.	1,600	8,034
Jubilant Life Sciences Ltd.	715	7,605
Kajaria Ceramics Ltd.	900	9,312
Kansai Nerolac Paints Ltd.	1,018	6,957
Kotak Mahindra Bank Ltd.	350	5,190
Lupin Ltd.	60	986
Manpasand Beverages Ltd.	480	5,847
Marico Ltd.	1,580	7,699
Maruti Suzuki India Ltd.	123	13,807
Max Financial Services Ltd.	535	5,231
PI Industries Ltd.	335	4,359
	Shares/Par†	Value
Pidilite Industries Ltd.	652	8,148
PNB Housing Finance Ltd. (c)	327	8,061
Ramco Cements Ltd.	560	6,035
SRF Ltd.	233	5,578
Supreme Industries Ltd.	551	10,504
Ultratech Cement Ltd.	69	4,254
Yes Bank Ltd.	455	10,342
Zee Entertainment Enterprises Ltd.	100	762
		282,549
Total Common Stocks (cost $446,813)		559,235
SHORT TERM INVESTMENTS 4.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	12,829	12,829
Securities Lending Collateral 2.0%
Securities Lending Cash Collateral Fund LLC, 0.88% (e) (f)	11,459	11,459
Total Short Term Investments (cost $24,288)		24,288
Total Investments 101.9% (cost $471,101)		583,523
Other Assets and Liabilities, Net (1.9)%		(10,863)
Total Net Assets 100.0%		$572,660

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $8,115 and 1.4%, respectively.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Invesco Global Real Estate Fund *
COMMON STOCKS 98.6%
Australia 5.6%
Goodman Group	3,672	$22,230
Scentre Group	8,746	27,229
Westfield Corp.	4,149	25,538
Other Securities		36,129
		111,126
Canada 2.6%
Other Securities		51,879
China 1.3%
Cheung Kong Property Holdings Ltd.	3,217	25,233
France 3.7%
Klepierre	530	21,767
Unibail-Rodamco SE	158	39,809
Other Securities		11,339
		72,915
Germany 2.8%
LEG Immobilien AG	223	21,066
Vonovia SE	748	29,790
Other Securities		4,498
		55,354
Hong Kong 6.8%
Hang Lung Properties Ltd.	6,969	17,457
Link REIT	3,053	23,234
New World Development Ltd.	12,549	15,964
Sun Hung Kai Properties Ltd.	2,287	33,713
Swire Properties Ltd.	4,945	16,338
Wharf Holdings Ltd.	1,838	15,259
Other Securities		12,257
		134,222
Ireland 0.4%
Other Securities		8,814
Japan 10.5%
Japan Real Estate Investment Corp.	3	15,345
Mitsubishi Estate Co. Ltd.	2,425	45,320
Mitsui Fudosan Co. Ltd.	1,957	46,866
Other Securities		100,723
		208,254
Luxembourg 1.0%
Grand City Properties SA	999	20,060
Malta 0.0%
Other Securities		90
Netherlands 0.5%
Other Securities		10,265
Singapore 2.2%
Other Securities		42,969
Spain 1.0%
Other Securities		20,105
Sweden 1.5%
Other Securities		29,296
	Shares/Par†	Value
Switzerland 1.0%
Swiss Prime Site AG	229	20,817
United Kingdom 4.8%
Land Securities Group Plc	1,430	18,911
Unite Group Plc	1,924	16,284
Other Securities		60,969
		96,164
United States of America 52.9%
American Homes For Rent - Class A	965	21,778
Apple Hospitality REIT Inc.	887	16,605
AvalonBay Communities Inc.	261	50,129
Boston Properties Inc.	419	51,572
Brixmor Property Group Inc.	901	16,102
Cousins Properties Inc.	2,246	19,742
Digital Realty Trust Inc.	149	16,845
Equity Residential Properties Inc.	904	59,501
Essex Property Trust Inc.	139	35,802
Extra Space Storage Inc.	201	15,680
Federal Realty Investment Trust	154	19,511
GGP Inc.	1,083	25,519
HCP Inc.	748	23,896
Healthcare Realty Trust Inc.	714	24,376
Host Hotels & Resorts Inc.	1,544	28,208
Hudson Pacific Properties Inc.	953	32,581
Liberty Property Trust	663	27,004
Macerich Co.	458	26,577
Mid-America Apartment Communities Inc.	156	16,427
ProLogis Inc.	898	52,687
Public Storage	258	53,727
QTS Realty Trust Inc. - Class A	297	15,552
Realty Income Corp.	303	16,711
Simon Property Group Inc.	472	76,276
Sun Communities Inc.	250	21,948
Ventas Inc.	258	17,925
Vornado Realty Trust	431	40,424
Welltower Inc.	516	38,610
Other Securities		189,572
		1,051,287
Total Common Stocks (cost $1,942,714)		1,958,850
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (a) (b)	21,329	21,329
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (b)	10,184	10,184
Total Short Term Investments (cost $31,513)		31,513
Total Investments 100.2% (cost $1,974,227)		1,990,363
Other Assets and Liabilities, Net (0.2)%		(4,159)
Total Net Assets 100.0%		$1,986,204

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
JPY/USD	BOA	07/03/17	JPY	40	$—	$—
JPY/USD	BOA	07/05/17	JPY	1,053	10	—
					$10	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Invesco International Growth Fund
COMMON STOCKS 91.6%
Australia 4.1%
Amcor Ltd.	2,578	$32,183
Brambles Ltd.	1,552	11,619
CSL Ltd.	129	13,736
		57,538
Brazil 4.7%
Banco Bradesco SA - ADR (a)	1,572	13,365
BM&F Bovespa SA	4,098	24,260
Cielo SA	3,104	23,141
Kroton Educacional SA	1,086	4,866
		65,632
Canada 8.2%
Canadian National Railway Co.	186	15,086
Cenovus Energy Inc.	1,222	9,009
CGI Group Inc. - Class A (b)	620	31,693
Fairfax Financial Holdings Ltd.	33	14,086
Great-West Lifeco Inc.	413	11,196
PrairieSky Royalty Ltd. (a)	625	14,236
Suncor Energy Inc.	650	18,997
		114,303
China 2.7%
Baidu.com - Class A - ADR (b)	66	11,830
Kweichow Moutai Co. Ltd. - Class A	374	26,035
		37,865
Denmark 2.1%
Carlsberg A/S - Class B	275	29,437
France 4.0%
Cie Generale d'Optique Essilor International SA	88	11,168
Pernod-Ricard SA (a)	61	8,115
Publicis Groupe SA (a)	189	14,101
Schneider Electric SE	296	22,840
		56,224
Germany 9.3%
Allianz SE	129	25,563
Deutsche Boerse AG	359	37,982
Deutsche Post AG	372	13,992
ProSiebenSat.1 Media SE	367	15,394
SAP SE	359	37,495
		130,426
Hong Kong 3.6%
CK Hutchison Holdings Ltd.	2,382	29,948
Galaxy Entertainment Group Ltd.	3,386	20,635
		50,583
Israel 1.7%
Teva Pharmaceutical Industries Ltd. - ADR	732	24,321
Italy 1.0%
Intesa Sanpaolo SpA	4,414	14,045
Japan 5.9%
Fanuc Ltd.	53	10,226
Japan Tobacco Inc.	704	24,738
Kao Corp.	203	12,046
Keyence Corp.	23	9,958
Komatsu Ltd.	276	7,036
Yahoo! Japan Corp. (a)	4,313	18,734
		82,738
Mexico 3.1%
Fomento Economico Mexicano SAB de CV - ADR	323	31,795
Grupo Televisa SAB - ADR	495	12,059
		43,854
	Shares/Par†	Value
Netherlands 3.4%
Royal Dutch Shell Plc - Class B	365	9,826
Unilever NV - CVA	409	22,578
Wolters Kluwer NV	352	14,943
		47,347
Singapore 3.5%
Broadcom Ltd.	137	31,845
United Overseas Bank Ltd.	1,034	17,365
		49,210
South Korea 2.3%
NHN Corp.	31	22,961
Samsung Electronics Co. Ltd.	4	8,779
		31,740
Spain 1.4%
Amadeus IT Group SA	334	20,032
Sweden 3.2%
Getinge AB - Class B	480	9,423
Investor AB - Class B	615	29,668
Telefonaktiebolaget LM Ericsson - Class B	813	5,865
		44,956
Switzerland 6.9%
Cie Financiere Richemont SA	196	16,183
Julius Baer Group Ltd.	424	22,358
Kuehne & Nagel International AG	46	7,633
Novartis AG	116	9,698
Roche Holding AG	67	16,988
UBS Group AG	1,354	22,977
		95,837
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,780	32,824
Thailand 1.6%
Kasikornbank PCL - NVDR	3,913	22,929
Turkey 1.0%
Akbank T.A.S.	5,098	14,237
United Kingdom 15.5%
Aberdeen Asset Management Plc	2,574	10,154
British American Tobacco Plc	438	29,914
Compass Group Plc	1,201	25,335
Informa Plc	1,889	16,497
Lloyds Banking Group Plc	22,932	19,794
Next Plc	294	14,780
Relx Plc	1,784	38,661
Sky Plc	2,396	31,048
Smith & Nephew Plc	830	14,343
WPP Plc	752	15,831
		216,357
Total Common Stocks (cost $1,155,053)		1,282,435
SHORT TERM INVESTMENTS 10.6%
Investment Companies 8.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	112,624	112,624
Securities Lending Collateral 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	36,168	36,168
Total Short Term Investments (cost $148,792)		148,792
Total Investments 102.2% (cost $1,303,845)		1,431,227
Other Assets and Liabilities, Net (2.2)%		(30,528)
Total Net Assets 100.0%		$1,400,699

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Invesco Mid Cap Value Fund
COMMON STOCKS 96.4%
Consumer Discretionary 9.8%
Advance Auto Parts Inc.	95	$11,076
Regal Entertainment Group - Class A (a)	529	10,834
Royal Caribbean Cruises Ltd.	213	23,287
Scripps Networks Interactive Inc. - Class A	232	15,856
		61,053
Consumer Staples 2.3%
ConAgra Brands Inc.	398	14,236
Energy 6.3%
Devon Energy Corp.	525	16,788
Marathon Oil Corp.	855	10,135
TechnipFMC Plc (b)	447	12,167
		39,090
Financials 25.3%
Arthur J Gallagher & Co.	292	16,737
Comerica Inc.	333	24,367
KeyCorp	1,268	23,762
Stifel Financial Corp. (b)	342	15,704
Voya Financial Inc.	446	16,442
Willis Towers Watson Plc	137	19,959
Wintrust Financial Corp.	255	19,460
Zions Bancorp	471	20,669
		157,100
Health Care 7.6%
AmerisourceBergen Corp.	161	15,243
HealthSouth Corp.	338	16,368
Mylan NV (b)	406	15,770
		47,381
Industrials 14.7%
Babcock & Wilcox Enterprises Inc. (b)	228	2,680
Clean Harbors Inc. (b)	92	5,142
Fluor Corp.	307	14,044
Ingersoll-Rand Plc	140	12,767
Johnson Controls International Plc	339	14,696
Kirby Corp. (b)	184	12,325
Ryder System Inc.	96	6,940
Textron Inc.	485	22,863
		91,457
Information Technology 14.5%
ARRIS International Plc (b)	310	8,673
Ciena Corp. (b)	810	20,267
Citrix Systems Inc. (b)	36	2,888
Diebold Nixdorf Inc. (a)	482	13,485
Keysight Technologies Inc. (b)	512	19,920
Teradata Corp. (b)	416	12,277
Zebra Technologies Corp. - Class A (b)	124	12,511
		90,021
Materials 5.3%
Eastman Chemical Co.	251	21,043
WR Grace & Co.	168	12,064
		33,107
Real Estate 6.5%
Forest City Realty Trust Inc. - Class A	633	15,293
Liberty Property Trust	310	12,622
Life Storage Inc.	173	12,796
		40,711
Utilities 4.1%
Edison International	158	12,390
FirstEnergy Corp.	440	12,820
		25,210
Total Common Stocks (cost $538,654)		599,366
SHORT TERM INVESTMENTS 3.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	17,797	17,797
	Shares/Par†	Value
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	6,561	6,561
Total Short Term Investments (cost $24,358)		24,358
Total Investments 100.3% (cost $563,012)		623,724
Other Assets and Liabilities, Net (0.3)%		(2,039)
Total Net Assets 100.0%		$621,685

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Invesco Small Cap Growth Fund *
COMMON STOCKS 95.5%
Consumer Discretionary 10.6%
Brunswick Corp.	228	$14,293
Penn National Gaming Inc. (a)	698	14,945
Pool Corp.	143	16,797
Texas Roadhouse Inc.	286	14,554
Other Securities		112,875
		173,464
Consumer Staples 1.6%
Other Securities		26,129
Energy 3.6%
Other Securities		57,687
Financials 8.7%
American Financial Group Inc.	142	14,090
Cathay General Bancorp	378	14,355
Cullen/Frost Bankers Inc.	160	15,030
MarketAxess Holdings Inc.	79	15,921
MB Financial Inc.	314	13,814
Other Securities		69,100
		142,310
Health Care 22.3%
Align Technology Inc. (a)	99	14,898
Bio-Techne Corp.	125	14,697
Exelixis Inc. (a)	752	18,527
Halozyme Therapeutics Inc. (a)	1,113	14,263
HealthEquity Inc. (a)	415	20,659
Integra LifeSciences Holdings Corp. (a)	262	14,304
NxStage Medical Inc. (a)	588	14,730
PerkinElmer Inc.	234	15,931
Other Securities		235,860
		363,869
Industrials 15.2%
Acuity Brands Inc.	75	15,248
AO Smith Corp.	276	15,576
Brink's Co.	232	15,541
BWX Technologies Inc.	283	13,790
Forward Air Corp.	269	14,321
John Bean Technologies Corp.	156	15,277
Knight Transportation Inc. (b)	540	19,992
Old Dominion Freight Line Inc.	153	14,592
Orbital ATK Inc.	137	13,517
Wabtec Corp. (b)	154	14,118
Other Securities		96,174
		248,146
Information Technology 27.6%
Aspen Technology Inc. (a)	308	17,033
Booz Allen Hamilton Holding Corp. - Class A	488	15,893
Cognex Corp.	184	15,601
CommVault Systems Inc. (a)	260	14,674
CoStar Group Inc. (a)	72	18,918
Euronet Worldwide Inc. (a)	186	16,240
Fair Isaac Corp.	133	18,613
Guidewire Software Inc. (a)	248	17,027
Littelfuse Inc.	89	14,647
MicroStrategy Inc. - Class A (a)	72	13,841
Monolithic Power Systems Inc.	162	15,646
Power Integrations Inc.	198	14,400
Q2 Holdings Inc. (a)	382	14,131
Silicon Laboratories Inc. (a)	230	15,740
Take-Two Interactive Software Inc. (a)	334	24,527
Trimble Inc. (a)	404	14,399
Ultimate Software Group Inc. (a)	84	17,576
Zebra Technologies Corp. - Class A (a)	165	16,552
Other Securities		154,624
		450,082
Materials 4.1%
Berry Global Group Inc. (a)	328	18,727
Martin Marietta Materials Inc.	91	20,227
PolyOne Corp.	373	14,443
	Shares/Par†	Value
Other Securities		12,646
		66,043
Real Estate 1.8%
Other Securities		29,598
Total Common Stocks (cost $1,285,575)		1,557,328
SHORT TERM INVESTMENTS 6.7%
Investment Companies 4.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	72,429	72,429
Securities Lending Collateral 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	37,218	37,218
Total Short Term Investments (cost $109,647)		109,647
Total Investments 102.2% (cost $1,395,222)		1,666,975
Other Assets and Liabilities, Net (2.2)%		(35,964)
Total Net Assets 100.0%		$1,631,011

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/JPMorgan MidCap Growth Fund *
COMMON STOCKS 96.0%
Consumer Discretionary 18.2%
ARAMARK Corp.	470	$19,277
Gildan Activewear Inc.	744	22,869
Hilton Grand Vacations Inc. (a)	384	13,833
Hilton Worldwide Holdings Inc.	494	30,581
LKQ Corp. (a)	621	20,478
Mohawk Industries Inc. (a)	211	50,900
Ross Stores Inc.	353	20,396
Ulta Beauty Inc. (a)	74	21,321
Other Securities		142,999
		342,654
Consumer Staples 1.1%
Other Securities		21,583
Energy 2.1%
Concho Resources Inc. (a)	254	30,917
Other Securities		9,034
		39,951
Financials 9.5%
East West Bancorp Inc.	375	21,944
NASDAQ Inc.	264	18,852
S&P Global Inc.	198	28,833
TD Ameritrade Holding Corp.	456	19,586
Other Securities		90,316
		179,531
Health Care 13.7%
Acadia HealthCare Co. Inc. (a) (b)	513	25,317
DENTSPLY SIRONA Inc.	275	17,816
Illumina Inc. (a)	166	28,752
Jazz Pharmaceuticals Plc (a)	122	18,971
Kite Pharma Inc. (a) (b)	179	18,505
Premier Inc. - Class A (a)	528	19,001
Other Securities		128,842
		257,204
Industrials 19.8%
Acuity Brands Inc.	102	20,796
Equifax Inc.	193	26,467
Fortive Corp.	377	23,896
Fortune Brands Home & Security Inc.	438	28,595
Lennox International Inc.	164	30,025
Middleby Corp. (a)	142	17,218
Old Dominion Freight Line Inc.	193	18,353
Southwest Airlines Co.	465	28,895
Stanley Black & Decker Inc.	183	25,782
WABCO Holdings Inc. (a)	187	23,883
Waste Connections Inc.	921	59,357
Other Securities		69,709
		372,976
Information Technology 27.8%
Amphenol Corp. - Class A	487	35,921
Applied Materials Inc.	463	19,143
Arista Networks Inc. (a)	130	19,413
Cavium Inc. (a) (b)	281	17,459
Corning Inc.	834	25,077
Electronic Arts Inc. (a)	285	30,088
Gartner Inc. (a)	261	32,211
Global Payments Inc.	362	32,732
GoDaddy Inc. - Class A (a)	576	24,425
Lam Research Corp.	176	24,835
Palo Alto Networks Inc. (a)	136	18,252
Red Hat Inc. (a)	218	20,893
ServiceNow Inc. (a)	233	24,709
Splunk Inc. (a)	359	20,452
Take-Two Interactive Software Inc. (a)	273	20,018
Vantiv Inc. - Class A (a)	424	26,850
Other Securities		130,696
		523,174
Materials 2.5%
Eagle Materials Inc.	262	24,260
	Shares/Par†	Value
Vulcan Materials Co.	183	23,182
		47,442
Real Estate 1.3%
CBRE Group Inc. - Class A (a)	673	24,497
Total Common Stocks (cost $1,551,927)		1,809,012
SHORT TERM INVESTMENTS 6.0%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	85,962	85,962
Securities Lending Collateral 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	28,434	28,434
Total Short Term Investments (cost $114,396)		114,396
Total Investments 102.0% (cost $1,666,323)		1,923,408
Other Assets and Liabilities, Net (2.0)%		(38,621)
Total Net Assets 100.0%		$1,884,787

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.5%
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (a)	4,774	$5,005
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (a)	3,468	3,381
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (a)	5,546	5,502
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2012-XA-CR2, REMIC, 1.84%, 08/15/45 (b)	15,002	1,045
Countrywide Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 1.42%, 07/20/46 (b)	445	297
Series 2006-1A1A-OA17, REMIC, 1.41%, 12/20/46 (b)	722	583
Countrywide Home Equity Loan Trust
Series 2004-A-I, 1.45%, 02/15/34 (b)	147	140
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	472	492
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,131
IndyMac Seconds Asset Backed Trust
Series 2006-A-A, REMIC, 1.48%, 06/25/36 (b) (c) (d)	722	123
Madison Avenue Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/10/25 (a) (b)	2,989	3,102
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.68%, 02/25/34 (b)	347	338
Morgan Stanley Capital I Trust
Series 2011-A3-C3, REMIC, 4.05%, 06/15/21	1,473	1,530
Morgan Stanley Mortgage Loan Trust
Series 2004-4A2-8AR, REMIC, 3.24%, 10/25/34 (b)	205	206
Nomura Asset Acceptance Corp.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (a)	2,394	2,226
Progress Residential Trust
Series 2015-A-SFR2, REMIC, 2.74%, 06/15/20 (a)	3,695	3,702
Series 2015-A-SFR3, REMIC, 3.07%, 11/12/20 (a)	6,545	6,617
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 3.57%, 10/25/35 (b)	108	109
SACO I Inc.
Series 2006-A-6, REMIC, 1.48%, 06/25/36 (b) (c) (d)	115	219
Structured Asset Mortgage Investments Inc.
Series 2006-A1A-AR7, REMIC, 1.43%, 08/25/36 (b)	824	709
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/17/21 (a)	5,998	5,927
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (a)	4,560	4,677
Vendee Mortgage Trust
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	1,241	1,443
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-3A1-3, REMIC, 5.50%, 04/25/22	167	170
Wells Fargo-RBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/15/21 (a)	4,750	5,042
Total Non-U.S. Government Agency Asset-Backed Securities (cost $61,935)		61,716
CORPORATE BONDS AND NOTES 5.5%
Consumer Discretionary 0.3%
Time Warner Inc.
3.60%, 07/15/25	4,000	4,015
Consumer Staples 0.4%
Kimberly-Clark Corp.
2.40%, 03/01/22 (e)	700	699
	Shares/Par†	Value
PepsiCo Inc.
3.00%, 08/25/21 (e)	782	808
Procter & Gamble Co.
1.90%, 11/01/19	1,280	1,287
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	2,469	2,560
		5,354
Energy 1.1%
Buckeye Partners LP
4.88%, 02/01/21	1,907	2,024
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,031
Magellan Midstream Partners LP
3.20%, 03/15/25	1,072	1,047
Occidental Petroleum Corp.
3.13%, 02/15/22	666	684
Phillips 66
4.30%, 04/01/22	912	977
Plains All American Pipeline LP
2.60%, 12/15/19	1,713	1,717
Shell International Finance BV
2.50%, 09/12/26	3,747	3,583
3.75%, 09/12/46	4,113	3,901
		14,964
Financials 2.2%
ACE INA Holdings Inc.
3.35%, 05/03/26	1,300	1,333
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,599	2,673
Bank of America Corp.
5.70%, 01/24/22	1,490	1,680
Bank of New York Mellon Corp.
3.55%, 09/23/21	3,850	4,020
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,696
Citigroup Inc.
4.50%, 01/14/22	3,028	3,253
3.40%, 05/01/26	4,200	4,154
Credit Suisse AG
3.00%, 10/29/21	894	911
Goldman Sachs Group Inc.
2.63%, 04/25/21	1,356	1,358
5.75%, 01/24/22	840	946
New York Life Global Funding
2.00%, 04/13/21 (a)	1,639	1,624
Toyota Motor Credit Corp.
3.40%, 09/15/21	5,500	5,738
U.S. Bancorp
3.00%, 03/15/22	1,715	1,757
		31,143
Health Care 0.4%
Abbott Laboratories
3.75%, 11/30/26	4,632	4,729
Actavis Funding SCS
3.45%, 03/15/22	991	1,021
		5,750
Industrials 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	571	583
Lockheed Martin Corp.
3.35%, 09/15/21	984	1,023
Penske Truck Leasing Co. LP
3.38%, 02/01/22 (a)	2,898	2,974
Union Pacific Corp.
1.80%, 02/01/20 (e)	869	867
		5,447
Information Technology 0.1%
Intel Corp.
3.30%, 10/01/21	1,279	1,335
Real Estate 0.3%
Boston Properties LP
2.75%, 10/01/26	2,580	2,430

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
HCP Inc.
3.40%, 02/01/25	1,515	1,489
		3,919
Telecommunication Services 0.0%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	1,067	1,067
Utilities 0.3%
Arizona Public Service Co.
2.20%, 01/15/20	665	665
Exelon Generation Co. LLC
2.95%, 01/15/20	1,140	1,158
Florida Power Corp.
3.10%, 08/15/21	1,203	1,241
Virginia Electric & Power Co.
2.95%, 01/15/22	870	889
		3,953
Total Corporate Bonds And Notes (cost $75,521)		76,947
GOVERNMENT AND AGENCY OBLIGATIONS 85.0%
Collateralized Mortgage Obligations 36.8%
Federal Home Loan Mortgage Corp.
Series 30-264, 3.00%, 07/15/42	24,273	24,331
Series PG-2562, REMIC, 5.00%, 01/15/18	85	86
Series BD-2561, REMIC, 5.00%, 02/15/18	293	296
Series KX-2631, REMIC, 4.50%, 06/15/18	31	31
Series MD-2835, REMIC, 4.50%, 08/15/19	214	218
Series BH-2870, REMIC, 4.50%, 10/15/19	1,575	1,607
Series QD-2931, REMIC, 4.50%, 02/15/20	443	454
Series BK-3037, REMIC, 4.50%, 09/15/20	1,357	1,390
Series PV-3860, REMIC, 5.00%, 05/15/22	5,634	6,034
Series VC-4050, REMIC, 4.00%, 07/15/23	6,588	6,919
Series ZA-2639, REMIC, 5.00%, 07/15/23	4,001	4,248
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,684
Series BY-3104, REMIC, 5.50%, 01/15/26	3,523	3,820
Series AK-3812, REMIC, 3.50%, 02/15/26	20,000	20,829
Series VN-4445, REMIC, 4.00%, 05/15/26	1,702	1,805
Series CY-3881, REMIC, 3.50%, 06/15/26	15,400	16,098
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,284
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,656
Series GT-3270, REMIC, 5.50%, 01/15/27	5,694	6,178
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,853
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,414
Series DG-3737, REMIC, 5.00%, 10/15/30	2,417	2,591
Series PA-3981, REMIC, 3.00%, 04/15/31	8,006	8,205
Series AM-2525, REMIC, 4.50%, 04/15/32	183	198
Series JE-4186, REMIC, 2.00%, 03/15/33	5,949	5,843
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,452
Series MJ-2638, REMIC, 5.00%, 07/15/33	1,493	1,638
Series L-2836, REMIC, 4.50%, 04/15/34	411	422
Series QD-2882, REMIC, 4.50%, 07/15/34	493	518
Series MU-2915, REMIC, 5.00%, 01/15/35	2,238	2,460
Series AZ-3036, REMIC, 5.00%, 02/15/35	1,856	2,163
Series OC-3047, REMIC, 5.50%, 07/15/35	2,071	2,165
Series CB-3688, REMIC, 4.00%, 06/15/36	2,380	2,527
Series PB-3283, REMIC, 5.50%, 07/15/36	1,834	2,035
Series B-3413, REMIC, 5.50%, 04/15/37	531	578
Series PE-3341, REMIC, 6.00%, 07/15/37	1,284	1,451
Series PL-3832, REMIC, 5.00%, 08/15/39	1,466	1,523
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,457	5,293
Series QH-3699, REMIC, 5.50%, 07/15/40	3,000	3,343
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,462
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,468
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,640
Series GN-4594, REMIC, 2.50%, 02/15/45	6,460	6,455
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,580
Federal National Mortgage Association
Series 2003-BC-35, REMIC, 5.00%, 05/25/18	287	290
Series 2003-DY-130, REMIC, 4.00%, 01/25/19	136	137
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	4,334	4,482
Series 2008-B-26, REMIC, 4.50%, 04/25/23	1,812	1,832
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	997	1,013
Series 2012-VA-63, REMIC, 4.00%, 08/25/23	11,935	12,573
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	1,859	1,955
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	9,402	9,923
	Shares/Par†	Value
Series 2010-BC-36, REMIC, 4.00%, 04/25/30	15,902	16,862
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,445
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,710
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	230	238
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,009
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	7,525	8,102
Series 2005-DX-62, REMIC, 5.00%, 05/25/34	392	398
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,137
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	313	327
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,893
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,271
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,891
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,602
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,960
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	561	615
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	14,720
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,321
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (f)	1,180	1,020
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,831
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	725	767
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	8,024	8,335
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	4,163	4,566
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	656	696
Series 2010-SL-4, REMIC, 8.85%, 02/25/40 (b)	25	31
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	3,000	3,180
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,578
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	3,723	4,395
Series 2014-PG-91, REMIC, 3.00%, 01/25/42	14,299	14,570
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	4,948	5,031
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	1,034	1,172
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,419
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	18,420	18,511
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	2,728	2,924
Series 2016-PA-30, REMIC, 3.00%, 04/25/45	10,968	11,210
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	7,358	7,535
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	13,345
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	700	792
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	2,062	2,155
Series 2001-ZA-27, REMIC, 6.50%, 06/16/31	838	949
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	1,223	1,367
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	1,152	1,288
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,534	1,741
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	2,110	2,350
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	205	212
Interest Only, Series 2008-SA-40, REMIC, 5.23%, 05/16/38 (b)	2,313	429
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,792
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	3,663	3,744
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	4,849	5,217
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	13,716	15,839
Interest Only, Series 2011-SH-97, REMIC, 4.92%, 07/20/41 (b)	6,677	1,033
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	12,583
Series 2013-FA-H16, REMIC, 1.53%, 07/20/63 (b)	15,172	15,170
		509,728
Commercial Mortgage-Backed Securities 3.7%
Federal Home Loan Mortgage Corp.
Series A2-K048, REMIC, 3.28%, 06/25/25 (b)	7,500	7,825
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,255
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,312
Federal National Mortgage Association
Series 2015-A2-M7, REMIC, 2.59%, 12/25/24	8,199	8,145
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (b)	5,151	5,156
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	13,928
		51,621
Mortgage-Backed Securities 12.8%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	—	—
6.00%, 11/01/28	66	74
7.00%, 04/01/29 - 08/01/32	60	71
5.00%, 08/01/33 - 12/01/34	952	1,050

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
2.87%, 12/01/35 (b)	806	849
3.79%, 01/01/37 (b)	51	53
5.50%, 07/01/38	2,803	3,116
4.50%, 10/01/40	887	956
Federal National Mortgage Association
10.50%, 08/01/20	—	—
3.26%, 01/01/22	8,789	9,141
3.18%, 09/01/25	5,286	5,420
3.03%, 12/01/25	20,350	20,675
2.94%, 01/01/26	23,305	23,531
3.10%, 01/01/26	7,500	7,643
7.00%, 05/01/26 - 01/01/30	14	15
3.33%, 03/01/27	2,564	2,656
2.97%, 06/01/27	6,550	6,651
8.00%, 11/01/29 - 03/01/31	40	49
7.50%, 02/01/31	3	4
6.50%, 03/01/26 - 03/01/36	216	250
5.50%, 02/01/35 - 10/01/36	3,432	3,878
6.00%, 02/01/31 - 12/01/36	5,590	6,439
5.00%, 02/01/19 - 11/01/40	16,023	17,694
4.00%, 02/01/25 - 09/01/45	33,348	35,429
3.50%, 09/01/45 - 01/01/46	20,399	21,098
3.00%, 03/01/43 - 03/01/46	4,793	4,814
REMIC, 2.90%, 06/25/27	5,268	5,237
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	954	1,102
		177,895
Sovereign 8.1%
Financing Corp. Fico
Principal Only, 0.00%, 11/30/17 - 04/05/19 (f) (g)	22,800	22,583
Israel Government AID Bond
0.00%, 09/15/19 (f)	20,000	19,194
Interest Only, 0.00%, 11/01/21 (f)	10,000	9,065
Province of Saskatchewan, Canada
9.38%, 12/15/20	1,500	1,844
Residual Funding Corp.
Principal Only, 0.00%, 10/15/19 - 01/15/30 (f) (g)	51,010	43,069
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (f) (g)	20,487	16,363
		112,118
Treasury Inflation Indexed Securities 2.8%
U.S. Treasury Inflation Indexed Note
1.38%, 02/15/44 (h)	34,886	37,944
U.S. Government Agency Obligations 3.1%
Federal Home Loan Bank
5.25%, 12/11/20 (g)	4,500	5,022
5.75%, 06/12/26 (g)	5,000	6,228
	Shares/Par†	Value
Federal National Mortgage Association
0.00%, 10/09/19 (f) (g)	30,000	28,742
Principal Only, 0.00%, 03/23/28 (f) (g)	4,000	2,904
		42,896
U.S. Treasury Securities 17.7%
U.S. Treasury Bond
0.00%, 08/15/21 (f)	25,000	23,184
5.38%, 02/15/31	33,000	44,375
3.00%, 05/15/45	27,500	28,385
2.88%, 08/15/45	10,000	10,072
U.S. Treasury Note
4.75%, 08/15/17	17,000	17,076
0.75%, 04/30/18	50,000	49,789
3.38%, 11/15/19	25,000	26,117
2.63%, 08/15/20 - 11/15/20	45,000	46,422
		245,420
Total Government And Agency Obligations (cost $1,156,223)		1,177,622
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (i) (j)	65,244	65,244
Securities Lending Collateral 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (j)	204	204
Total Short Term Investments (cost $65,448)		65,448
Total Investments 99.7% (cost $1,359,127)		1,381,733
Other Assets and Liabilities, Net 0.3%		4,131
Total Net Assets 100.0%		$1,385,864

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $49,779 and 3.6%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The security is a direct debt of the agency and not collateralized by mortgages.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
IndyMac Seconds Asset Backed Trust, Series 2006-A-A REMIC, 1.48%, 06/25/36	05/22/06	$722	$123	—%
SACO I Inc., Series 2006-A-6 REMIC, 1.48%, 06/25/36	05/30/06	115	219	—
		$837	$342	—%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 96.7%
Argentina 1.7%
YPF SA - Class D - ADR	733	$16,055
Brazil 11.1%
AMBEV SA - ADR	2,418	13,273
Banco do Brasil SA	3,123	25,282
BB Seguridade Participacoes SA	1,821	15,734
CCR SA	3,079	15,687
Cielo SA	2,654	19,791
Localiza Rent a Car SA	632	8,637
Natura Cosmeticos SA	468	3,616
		102,020
China 15.8%
AAC Technologies Holdings Inc.	685	8,591
Baidu.com - Class A - ADR (a)	137	24,562
China Construction Bank Corp. - Class H	43,995	34,236
China Mobile Ltd. - ADR	425	22,573
China Shenhua Energy Co. Ltd. - Class H	3,539	7,916
CNOOC Ltd.	4,805	5,290
ENN Energy Holdings Ltd.	897	5,425
Hengan International Group Co. Ltd.	53	392
NetEase.com Inc. - ADR	86	25,938
Weichai Power Co. Ltd. - Class H	11,603	10,219
		145,142
Egypt 0.9%
Commercial International Bank Egypt SAE - GDR	1,841	8,302
Hungary 2.1%
OTP Bank Plc	578	19,390
India 10.1%
Axis Bank Ltd.	2,086	16,759
Bajaj Auto Ltd.	189	8,173
Bharat Heavy Electricals Ltd.	1,515	3,182
HCL Technologies Ltd.	889	11,729
Hero Motocorp Ltd.	274	15,711
Punjab National Bank (a)	4,022	8,588
Tata Consultancy Services Ltd.	775	28,387
		92,529
Indonesia 5.7%
Astra International Tbk PT	18,721	12,559
Bank Mandiri Persero Tbk PT	16,514	15,807
Semen Gresik Persero Tbk PT	7,596	5,698
Telekomunikasi Indonesia Persero Tbk PT - ADR	545	18,342
		52,406
Malaysia 0.7%
British American Tobacco Malaysia Bhd	662	6,696
Mexico 3.4%
America Movil SAB de CV - Class L - ADR	1,163	18,511
Grupo Mexico SAB de CV - Class B	2,059	5,794
Kimberly-Clark de Mexico SAB de CV - Class A	3,474	7,350
		31,655
Pakistan 1.8%
Habib Bank Ltd.	2,229	5,729
Oil & Gas Development Co. Ltd.	3,172	4,262
Pakistan Petroleum Ltd.	4,450	6,293
		16,284
Philippines 0.9%
PLDT Inc. - ADR	243	8,574
Russian Federation 7.0%
Gazprom OAO - ADR	1,645	6,544
	Shares/Par†	Value
Lukoil PJSC - ADR	332	16,152
Magnit PJSC - GDR	184	6,247
Mobile Telesystems PJSC - ADR	1,490	12,484
Sberbank of Russia - ADR (b)	2,176	22,583
		64,010
South Africa 8.4%
Bidvest Group Ltd.	623	7,503
Imperial Holdings Ltd.	677	8,338
Life Healthcare Group Holdings Ltd. (b)	3,221	6,323
Nedbank Group Ltd.	414	6,610
PPC Ltd. (a)	5,427	2,203
Sanlam Ltd.	1,443	7,155
Shoprite Holdings Ltd.	996	15,201
Standard Bank Group Ltd.	691	7,630
Vodacom Group Ltd.	810	10,169
Woolworths Holdings Ltd.	1,327	6,265
		77,397
South Korea 15.1%
Coway Co. Ltd.	145	13,191
Hyundai Mobis	62	13,532
KB Financial Group Inc.	250	12,641
Korea Life Insurance Co. Ltd.	1,216	7,408
KT&G Corp.	57	5,842
Samsung Electronics Co. Ltd.	22	45,570
Shinhan Financial Group Co. Ltd.	482	20,818
SK Hynix Inc.	332	19,640
		138,642
Taiwan 5.5%
Hon Hai Precision Industry Co. Ltd. - GDR	1,314	10,166
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,150	40,206
		50,372
Thailand 1.0%
Kasikornbank PCL	540	3,177
Siam Cement PCL	428	6,335
		9,512
Turkey 5.5%
Akbank T.A.S.	3,455	9,649
KOC Holding A/S	1,783	8,195
Tupras Turkiye Petrol Rafinerileri A/S	318	9,147
Turk Telekomunikasyon A/S (a)	3,691	6,551
Turkcell Iletisim Hizmet A/S	2,221	7,316
Turkiye Is Bankasi - Class C	4,488	9,526
		50,384
Total Common Stocks (cost $820,207)		889,370
SHORT TERM INVESTMENTS 3.6%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	24,380	24,380
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	8,607	8,607
Total Short Term Investments (cost $32,987)		32,987
Total Investments 100.3% (cost $853,194)		922,357
Other Assets and Liabilities, Net (0.3)%		(2,686)
Total Net Assets 100.0%		$919,671

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/BRL	SSB	07/05/17	BRL	(1,859)	$(561)	$—
					$(561)	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Emerging Markets Index Fund *
COMMON STOCKS 94.9%
Brazil 3.9%
AMBEV SA	1,451	$8,055
Banco Bradesco SA	269	2,251
Banco do Brasil SA	264	2,138
BB Seguridade Participacoes SA	220	1,904
Centrais Eletricas Brasileiras SA (a)	71	269
Odontoprev SA	102	359
Petroleo Brasileiro SA (a)	904	3,621
Vale SA	388	3,397
Other Securities		34,744
		56,738
Chile 1.0%
Other Securities		15,225
China 22.9%
Air China Ltd. - Class H	604	624
Alibaba Group Holding Ltd. - ADS (a)	349	49,155
Alibaba Health Information Technology Ltd. (a) (b)	802	384
Alibaba Pictures Group Ltd. (a) (b)	3,400	569
Baidu.com - Class A - ADR (a)	84	15,088
Bank of China Ltd. - Class H	24,288	11,960
Beijing Capital International Airport Co. Ltd. - Class H	448	632
China CITIC Bank Corp. Ltd. - Class H	2,683	1,646
China Coal Energy Co. - Class H	706	343
China Communications Constructions Co. Ltd. - Class H	1,428	1,844
China Construction Bank Corp. - Class H	25,695	19,995
China Huarong Asset Management Co. Ltd. - Class H (b)	2,223	865
China Life Insurance Co. Ltd. - Class H	2,322	7,131
China Longyuan Power Group Corp. - Class H	1,055	770
China Merchants Holdings International Co. Ltd. (b)	394	1,096
China Mobile Ltd.	1,884	20,020
China Petroleum & Chemical Corp. - Class H	7,792	6,094
China Railway Construction Corp. Ltd. - Class H	529	691
China Railway Group Ltd. - Class H	1,195	944
China Shenhua Energy Co. Ltd. - Class H	1,029	2,302
China Southern Airlines Co. Ltd. - Class H	638	542
China Telecom Corp. Ltd. - Class H	4,444	2,118
CNOOC Ltd.	5,430	5,978
CRRC Corp. Ltd. - Class H	1,283	1,156
Ctrip.com International Ltd. - ADR (a)	114	6,136
Huaneng Renewables Corp. Ltd. - Class H	1,630	505
Industrial & Commercial Bank of China Ltd. - Class H	22,511	15,221
JD.com Inc. - Class A - ADR (a)	204	8,007
NetEase.com Inc. - ADR	25	7,448
PetroChina Co. Ltd. - Class H	6,679	4,101
Ping An Insurance Group Co. of China Ltd. - Class H	1,605	10,617
Sinopec Engineering Group Co Ltd - Class H	388	351
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	1,186	636
Sinopharm Group Co. Ltd. - Class H	364	1,648
Tencent Holdings Ltd.	1,753	62,957
Yum China Holdings Inc. (a)	116	4,562
Zhuzhou CSR Times Electric Co. Ltd. - Class H	153	750
Other Securities		59,324
		334,210
Colombia 0.3%
Other Securities		3,952
Czech Republic 0.2%
Other Securities		2,511
Egypt 0.1%
Other Securities		1,826
Greece 0.4%
Other Securities		5,683
Hong Kong 4.8%
Agricultural Bank of China Ltd. - Class H	8,073	3,818
AviChina Industry & Technology Co. Ltd. - Class H (b)	701	412
CGN Power Co. Ltd.	3,368	944
China Cinda Asset Management Co. Ltd. - Class H	2,689	1,005
China Galaxy Securities Co. Ltd. - Class H	906	814
	Shares/Par†	Value
China Jinmao Holdings Group Ltd.	882	365
China Oilfield Services Ltd. - Class H	616	497
China Overseas Land & Investment Ltd.	1,180	3,468
China Power International Development Ltd.	987	351
China Resources Enterprise Ltd.	480	1,214
China Resources Gas Group Ltd.	276	945
China Resources Land Ltd.	819	2,393
China Resources Power Holdings Co. Ltd.	645	1,271
China State Construction International Holdings Ltd.	616	1,057
China Taiping Insurance Holdings Co. Ltd.	475	1,207
China Unicom Hong Kong Ltd. (a)	1,943	2,895
CITIC Pacific Ltd.	1,747	2,634
Kunlun Energy Co. Ltd.	956	813
People's Insurance Co. Group of China Ltd. - Class H	1,886	794
PICC Property & Casualty Co. Ltd. - Class H	1,381	2,313
Other Securities		40,655
		69,865
Hungary 0.3%
Other Securities		4,676
India 8.8%
Axis Bank Ltd.	534	4,291
Bharat Heavy Electricals Ltd.	196	411
Bharat Petroleum Corp. Ltd.	151	1,497
Coal India Ltd.	215	814
Container Corp. of India Ltd.	11	203
GAIL India Ltd.	155	867
Hindustan Petroleum Corp. Ltd.	136	1,077
Housing Development Finance Corp.	462	11,575
Indian Oil Corp. Ltd.	171	1,020
Infosys Ltd.	565	8,200
ITC Ltd.	1,051	5,280
NTPC Ltd.	512	1,262
Oil & Natural Gas Corp. Ltd.	424	1,035
Power Finance Corp. Ltd.	226	431
Reliance Industries Ltd.	399	8,538
Rural Electrification Corp. Ltd.	214	571
State Bank of India	498	2,116
Tata Consultancy Services Ltd.	145	5,294
Other Securities		73,363
		127,845
Indonesia 2.4%
Astra International Tbk PT	6,159	4,132
Bank Mandiri Persero Tbk PT	2,755	2,637
Bank Negara Indonesia Persero Tbk PT	2,212	1,095
Bank Rakyat Indonesia Persero Tbk PT	3,332	3,815
Jasa Marga Persero Tbk PT	678	272
Perusahaan Gas Negara PT	3,221	544
Semen Gresik Persero Tbk PT	926	694
Telekomunikasi Indonesia Persero Tbk PT - Class B	15,119	5,118
United Tractors Tbk PT	543	1,118
Waskita Karya Persero Tbk PT	1,536	268
Other Securities		15,470
		35,163
Malaysia 2.4%
Public Bank Bhd	907	4,298
Other Securities		29,922
		34,220
Mexico 3.4%
America Movil SAB de CV - Class L	10,148	8,164
Fomento Economico Mexicano SAB de CV	600	5,905
Grupo Financiero Banorte SAB de CV - Class O	765	4,864
Other Securities		31,210
		50,143
Netherlands 0.3%
Steinhoff International Holdings NV	905	4,652
Pakistan 0.1%
Other Securities		2,049
Peru 0.3%
Other Securities		4,383
Philippines 1.2%
Other Securities		17,004

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Poland 1.3%
Other Securities		18,687
Qatar 0.7%
Other Securities		9,632
Romania 0.1%
Other Securities		955
Russian Federation 3.0%
Gazprom OAO	3,279	6,594
Lukoil OAO	130	6,327
Rosneft PJSC	383	2,103
RusHydro JSC	39,761	538
Sberbank of Russia	3,374	8,361
VTB Bank OJSC	1,641,485	1,785
Other Securities		18,644
		44,352
South Africa 6.1%
Liberty Holdings Ltd.	28	246
MTN Group Ltd. (b)	519	4,525
Naspers Ltd. - Class N	135	26,447
Sasol Ltd.	170	4,776
Standard Bank Group Ltd.	403	4,451
Other Securities		48,523
		88,968
South Korea 14.6%
Daewoo Engineering & Construction Co. Ltd. (a)	45	298
Hyundai Mobis	20	4,476
Hyundai Motor Co.	47	6,482
Industrial Bank of Korea	85	1,064
KB Financial Group Inc.	119	6,031
KEPCO Plant Service & Engineering Co. Ltd.	8	294
Korea Electric Power Corp.	83	2,967
NHN Corp.	9	6,339
POSCO	23	5,689
Posco Daewoo Corp.	10	195
Samsung Electronics Co. Ltd.	30	62,701
Shinhan Financial Group Co. Ltd.	129	5,580
SK Hynix Inc.	178	10,531
Other Securities		100,667
		213,314
Taiwan 12.3%
Hon Hai Precision Industry Co. Ltd.	4,832	18,644
Largan Precision Co. Ltd.	31	4,973
Taiwan Semiconductor Manufacturing Co. Ltd.	7,575	52,009
Other Securities		104,326
		179,952
Thailand 2.1%
Airports of Thailand PCL - NVDR	1,418	1,974
Krung Thai Bank PCL	61	34
Krung Thai Bank PCL	244	135
Krung Thai Bank PCL - NVDR	931	516
PTT Exploration & Production PCL - NVDR	360	918
PTT Exploration & Production PCL	83	212
PTT PCL - NVDR	284	3,100
PTT PCL	44	477
Other Securities		23,784
		31,150
	Shares/Par†	Value
Turkey 1.2%
Other Securities		17,053
United Arab Emirates 0.7%
Other Securities		10,534
Total Common Stocks (cost $1,283,371)		1,384,742
PREFERRED STOCKS 4.1%
Brazil 2.7%
Banco Bradesco SA (c)	940	7,989
Centrais Eletricas Brasileiras SA - Series B (a)	67	329
Itau Unibanco Holding SA (c)	1,005	11,143
Petroleo Brasileiro SA (a) (c)	1,215	4,557
Vale SA - Class A	601	4,887
Other Securities		9,928
		38,833
Chile 0.1%
Other Securities		1,305
Colombia 0.2%
Other Securities		2,582
India 0.0%
Other Securities		88
Mexico 0.2%
Other Securities		3,606
Russian Federation 0.1%
AK Transneft OAO	-	398
Other Securities		1,067
		1,465
South Korea 0.8%
Hyundai Motor Co.	8	744
Hyundai Motor Co.	13	1,276
Samsung Electronics Co. Ltd.	5	8,879
Other Securities		1,221
		12,120
Total Preferred Stocks (cost $62,241)		59,999
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (d) (e)	8,740	8,740
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (d) (e)	11,924	11,924
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (f)	820	816
Total Short Term Investments (cost $21,480)		21,480
Total Investments 100.5% (cost $1,367,092)		1,466,221
Other Derivative Instruments 0.0%		108
Other Assets and Liabilities, Net (0.5)%		(7,416)
Total Net Assets 100.0%		$1,458,913

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(f) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index	361	September 2017	18,167	$108	$33

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital European 30 Fund
COMMON STOCKS 95.9%
Belgium 3.5%
Belgacom SA	428	$15,018
France 17.6%
Carrefour SA	506	12,820
Compagnie Generale des Etablissements Michelin	115	15,235
Eiffage SA	179	16,262
Eutelsat Communications Group SA	638	16,331
Sanofi SA	152	14,574
		75,222
Germany 16.3%
Bayer AG	117	15,136
Continental AG	63	13,728
Daimler AG	165	11,998
Hugo Boss AG	208	14,615
Siemens AG	103	14,190
		69,667
Ireland 2.9%
Paddy Power Betfair Plc	115	12,287
Italy 3.5%
Terna Rete Elettrica Nazionale SpA	2,759	14,909
Netherlands 6.2%
Koninklijke Ahold NV	600	11,497
Koninklijke Philips Electronics NV	415	14,803
		26,300
Norway 5.4%
Marine Harvest ASA	694	11,908
Statoil ASA	671	11,167
		23,075
Spain 6.7%
Enagas SA (a)	500	14,057
Red Electrica Corp. SA (a)	693	14,502
		28,559
Sweden 3.3%
Nordea Bank AB	1,094	13,955
Switzerland 6.5%
Novartis AG	171	14,264
Swisscom AG	28	13,395
		27,659
United Kingdom 24.0%
Babcock International Group Plc	1,068	12,250
Barratt Developments Plc	2,097	15,426
easyJet Plc	1,001	17,735
Marks & Spencer Group Plc	3,131	13,623
Persimmon Plc	558	16,319
SSE Plc	658	12,470
Taylor Wimpey Plc	6,288	14,469
		102,292
Total Common Stocks (cost $383,945)		408,943
PREFERRED STOCKS 3.2%
Switzerland 3.2%
Lindt & Spruengli AG (b)	2	13,749
Total Preferred Stocks (cost $13,110)		13,749
SHORT TERM INVESTMENTS 6.1%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	1,204	1,204
Securities Lending Collateral 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	24,709	24,709
Total Short Term Investments (cost $25,913)		25,913
Total Investments 105.2% (cost $422,968)		448,605
Other Assets and Liabilities, Net (5.2)%		(22,023)
Total Net Assets 100.0%		$426,582

(a) All or portion of the security was on loan.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Pacific Rim 30 Fund
COMMON STOCKS 97.8%
Australia 23.4%
Amcor Ltd.	726	$9,060
LendLease Corp. Ltd.	765	9,813
National Australia Bank Ltd.	351	7,998
Qantas Airways Ltd.	3,279	14,425
Stockland	2,417	8,141
Telstra Corp. Ltd.	2,114	6,992
Woodside Petroleum Ltd.	350	8,036
		64,465
Hong Kong 13.4%
CK Hutchison Holdings Ltd.	686	8,626
CLP Holdings Ltd.	847	8,968
Techtronic Industries Co.	2,208	10,187
Yue Yuen Industrial Holdings Ltd.	2,158	8,978
		36,759
Japan 47.3%
ABC-Mart Inc.	139	8,216
Asahi Breweries Ltd.	251	9,458
Bandai Namco Holdings Inc.	290	9,915
Daicel Corp.	700	8,755
Daito Trust Construction Co. Ltd.	52	8,176
Hankyu Hanshin Holdings Inc.	243	8,761
Japan Tobacco Inc.	243	8,528
KDDI Corp.	312	8,264
Lawson Inc.	113	7,911
Nagoya Railroad Co. Ltd.	1,646	7,680
Nexon Co. Ltd.	546	10,857
Nippon Telegraph & Telephone Corp.	187	8,816
NTT DoCoMo Inc.	345	8,148
Sundrug Co. Ltd.	230	8,568
Toray Industries Inc.	966	8,097
		130,150
New Zealand 3.3%
Spark New Zealand Ltd.	3,277	9,089
Singapore 10.4%
Ascendas REIT	4,971	9,424
Jardine Cycle & Carriage Ltd.	283	9,140
Oversea-Chinese Banking Corp. Ltd.	1,262	9,912
		28,476
Total Common Stocks (cost $245,245)		268,939
INVESTMENT COMPANIES 1.9%
United States of America 1.9%
Vanguard MSCI Pacific ETF (a)	81	5,344
Total Investment Companies (cost $5,377)		5,344
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	235	235
Securities Lending Collateral 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (c)	3,785	3,785
Total Short Term Investments (cost $4,020)		4,020
Total Investments 101.2% (cost $254,642)		278,303
Other Assets and Liabilities, Net (1.2)%		(3,183)
Total Net Assets 100.0%		$275,120

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P 500 Index Fund *
COMMON STOCKS 97.5%
Consumer Discretionary 12.0%
Amazon.com Inc. (a)	131	$126,693
Comcast Corp. - Class A	1,561	60,770
Home Depot Inc.	395	60,528
McDonald's Corp.	269	41,269
Priceline Group Inc. (a)	16	30,254
Walt Disney Co.	479	50,866
Other Securities		470,926
		841,306
Consumer Staples 8.8%
Altria Group Inc.	638	47,525
Coca-Cola Co.	1,272	57,033
PepsiCo Inc.	471	54,428
Philip Morris International Inc.	512	60,181
Procter & Gamble Co.	844	73,537
Wal-Mart Stores Inc.	488	36,894
Other Securities		290,418
		620,016
Energy 5.9%
Chevron Corp.	625	65,210
Exxon Mobil Corp.	1,398	112,861
Schlumberger Ltd.	459	30,199
Other Securities		206,172
		414,442
Financials 14.4%
Bank of America Corp.	3,284	79,664
Bank of New York Mellon Corp. (b)	341	17,399
Berkshire Hathaway Inc. - Class B (a)	627	106,140
Citigroup Inc.	912	60,980
JPMorgan Chase & Co.	1,176	107,463
Synchrony Financial	253	7,539
Wells Fargo & Co.	1,482	82,123
Other Securities		549,353
		1,010,661
Health Care 14.1%
AbbVie Inc.	524	38,023
Amgen Inc.	242	41,733
Bristol-Myers Squibb Co.	544	30,293
Celgene Corp. (a)	258	33,453
Gilead Sciences Inc.	430	30,432
Johnson & Johnson	889	117,588
Medtronic Plc	450	39,971
Merck & Co. Inc.	904	57,908
Pfizer Inc.	1,969	66,132
UnitedHealth Group Inc.	318	58,949
Other Securities		478,243
		992,725
Industrials 10.0%
3M Co. (c)	197	41,044
Boeing Co.	185	36,632
General Electric Co.	2,872	77,565
Honeywell International Inc.	252	33,522
United Technologies Corp.	247	30,103
	Shares/Par†	Value
Other Securities		486,134
		705,000
Information Technology 21.7%
Alphabet Inc. - Class A (a)	98	91,285
Alphabet Inc. - Class C (a)	98	89,464
Apple Inc.	1,720	247,764
Broadcom Ltd.	132	30,744
Cisco Systems Inc.	1,648	51,583
Facebook Inc. - Class A (a)	780	117,745
Intel Corp.	1,556	52,497
International Business Machines Corp.	282	43,447
MasterCard Inc. - Class A	310	37,646
Microsoft Corp.	2,547	175,577
Oracle Corp.	991	49,685
Visa Inc. - Class A (c)	611	57,342
Other Securities		480,024
		1,524,803
Materials 2.8%
Other Securities		195,296
Real Estate 2.6%
Other Securities		187,166
Telecommunication Services 2.1%
AT&T Inc. (c)	2,028	76,527
Verizon Communications Inc.	1,346	60,105
Other Securities		9,914
		146,546
Utilities 3.1%
Other Securities		215,685
Total Common Stocks (cost $5,183,342)		6,853,646
SHORT TERM INVESTMENTS 4.9%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (d)	163,754	163,754
Securities Lending Collateral 2.5%
Repurchase Agreement with MLP, 1.71% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 06/19/17, due 09/18/17 at $115,497 (e)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 0.88% (b) (d)	56,023	56,023
		171,023
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (f)	6,660	6,629
Total Short Term Investments (cost $341,405)		341,406
Total Investments 102.4% (cost $5,524,747)		7,195,052
Other Derivative Instruments 0.0%		59
Other Assets and Liabilities, Net (2.4)%		(168,095)
Total Net Assets 100.0%		$7,027,016

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or portion of the security was on loan.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	1,461	September 2017	177,506	$59	$(659)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P 400 MidCap Index Fund *
COMMON STOCKS 98.1%
Consumer Discretionary 11.5%
Domino's Pizza Inc.	83	$17,576
NVR Inc. (a)	6	14,519
Other Securities		302,857
		334,952
Consumer Staples 3.7%
Edgewell Personal Care Co. (a)	99	7,542
Energizer Holdings Inc.	107	5,130
Ingredion Inc.	124	14,765
Other Securities		78,821
		106,258
Energy 2.9%
Other Securities		84,709
Financials 16.1%
Alleghany Corp. (a)	27	15,867
American Financial Group Inc.	127	12,638
East West Bancorp Inc.	250	14,624
MarketAxess Holdings Inc.	65	13,060
MSCI Inc.	156	16,112
Reinsurance Group of America Inc.	111	14,284
SEI Investments Co.	230	12,388
Signature Bank (a)	93	13,313
SVB Financial Group (a)	91	15,944
Other Securities		340,430
		468,660
Health Care 8.9%
ResMed Inc.	245	19,081
Teleflex Inc.	78	16,147
VCA Inc. (a)	140	12,962
WellCare Health Plans Inc. (a)	77	13,803
West Pharmaceutical Services Inc.	127	12,012
Other Securities		186,199
		260,204
Industrials 14.8%
AO Smith Corp.	254	14,334
Huntington Ingalls Industries Inc.	80	14,802
IDEX Corp.	132	14,900
JetBlue Airways Corp. (a)	578	13,203
Lennox International Inc.	66	12,193
Manpower Inc.	116	12,961
Toro Co.	186	12,867
Wabtec Corp. (b)	149	13,654
Other Securities		321,969
		430,883
Information Technology 17.4%
Arrow Electronics Inc. (a)	153	12,038
Broadridge Financial Solutions Inc.	203	15,331
Cadence Design Systems Inc. (a)	483	16,179
CDK Global Inc.	251	15,569
Cognex Corp.	150	12,710
	Shares/Par†	Value
Jack Henry & Associates Inc.	134	13,936
Keysight Technologies Inc. (a)	319	12,423
Leidos Holdings Inc.	248	12,814
Take-Two Interactive Software Inc. (a)	179	13,162
Trimble Inc. (a)	437	15,586
Other Securities		367,918
		507,666
Materials 7.5%
Ashland Global Holdings Inc.	108	7,087
Chemours Co.	319	12,085
Packaging Corp. of America	163	18,131
RPM International Inc.	231	12,591
Steel Dynamics Inc.	418	14,961
Valvoline Inc.	353	8,380
Other Securities		143,874
		217,109
Real Estate 9.7%
Camden Property Trust	151	12,949
Duke Realty Corp.	614	17,173
Kilroy Realty Corp.	170	12,761
Other Securities		238,349
		281,232
Telecommunication Services 0.2%
Other Securities		6,831
Utilities 5.4%
Atmos Energy Corp.	182	15,090
OGE Energy Corp.	345	12,004
UGI Corp.	299	14,481
Westar Energy Inc.	245	13,013
Other Securities		102,343
		156,931
Total Common Stocks (cost $2,409,751)		2,855,435
SHORT TERM INVESTMENTS 5.4%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	58,233	58,233
Securities Lending Collateral 3.3%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	95,820	95,820
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (e)	2,200	2,190
Total Short Term Investments (cost $156,243)		156,243
Total Investments 103.5% (cost $2,565,994)		3,011,678
Other Derivative Instruments 0.0%		38
Other Assets and Liabilities, Net (3.5)%		(102,336)
Total Net Assets 100.0%		$2,909,380

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	314	September 2017	55,113	$38	$(285)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Small Cap Index Fund *
COMMON STOCKS 99.2%
Consumer Discretionary 15.7%
Dave & Buster's Entertainment Inc. (a)	120	$8,000
Dorman Products Inc. (a)	98	8,086
Five Below Inc. (a)	179	8,857
ILG Inc.	345	9,486
LCI Industries	81	8,303
Marriott Vacations Worldwide Corp.	80	9,361
Wolverine World Wide Inc.	316	8,838
Other Securities		306,888
		367,819
Consumer Staples 3.0%
Darling Ingredients Inc. (a)	529	8,331
Other Securities		61,469
		69,800
Energy 2.8%
US Silica Holdings Inc.	235	8,325
Other Securities		57,451
		65,776
Financials 16.2%
Community Bank System Inc.	160	8,929
Evercore Partners Inc. - Class A	132	9,328
First Financial Bankshares Inc. (b)	215	9,513
FirstCash Inc.	157	9,164
Glacier Bancorp Inc.	249	9,130
Interactive Brokers Group Inc.	221	8,284
ProAssurance Corp.	174	10,559
Selective Insurance Group Inc.	190	9,486
Sterling Bancorp	441	10,255
Other Securities		294,978
		379,626
Health Care 12.6%
Cantel Medical Corp.	118	9,205
Chemed Corp.	52	10,593
ICU Medical Inc. (a)	49	8,375
Integra LifeSciences Holdings Corp. (a)	195	10,630
Medicines Co. (a)	234	8,897
Nektar Therapeutics (a)	503	9,832
Neogen Corp. (a)	124	8,577
Other Securities		229,168
		295,277
Industrials 18.8%
Barnes Group Inc.	161	9,416
Brink's Co.	147	9,849
Hawaiian Holdings Inc. (a)	175	8,200
Healthcare Services Group Inc.	235	11,011
John Bean Technologies Corp.	102	9,977
Knight Transportation Inc. (b)	217	8,054
On Assignment Inc. (a)	158	8,566
Tetra Tech Inc.	184	8,426
WageWorks Inc. (a)	128	8,619
	Shares/Par†	Value
Other Securities		358,918
		441,036
Information Technology 14.4%
Advanced Energy Industries Inc. (a)	129	8,376
CACI International Inc. - Class A (a)	79	9,846
Lumentum Holdings Inc. (a)	179	10,225
MKS Instruments Inc.	175	11,788
Sanmina Corp. (a)	244	9,281
Other Securities		286,240
		335,756
Materials 5.2%
Balchem Corp.	104	8,065
HB Fuller Co.	164	8,407
Other Securities		104,960
		121,432
Real Estate 6.8%
Coresite Realty Corp.	111	11,460
EastGroup Properties Inc.	109	9,160
PS Business Parks Inc.	64	8,437
Other Securities		130,242
		159,299
Telecommunication Services 1.0%
Other Securities		22,592
Utilities 2.7%
Allete Inc.	164	11,746
Avista Corp.	210	8,898
South Jersey Industries Inc.	256	8,732
Spire Inc.	157	10,945
Other Securities		23,459
		63,780
Total Common Stocks (cost $1,932,767)		2,322,193
SHORT TERM INVESTMENTS 6.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	18,204	18,204
Securities Lending Collateral 6.0%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	139,988	139,988
Treasury Securities 0.0%
U.S. Treasury Bill
1.08%, 12/07/17 (e)	1,050	1,045
Total Short Term Investments (cost $159,237)		159,237
Total Investments 106.0% (cost $2,092,004)		2,481,430
Other Derivative Instruments (0.0)%		(54)
Other Assets and Liabilities, Net (6.0)%		(139,952)
Total Net Assets 100.0%		$2,341,424

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	289	September 2017	20,485	$(54)	$(48)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital International Index Fund *
COMMON STOCKS 97.8%
Australia 6.9%
Australia & New Zealand Banking Group Ltd.	452	$9,981
BHP Billiton Ltd.	494	8,871
Commonwealth Bank of Australia (a)	265	16,892
National Australia Bank Ltd.	412	9,382
Westpac Banking Corp. (a)	516	12,130
Other Securities		90,612
		147,868
Austria 0.2%
Other Securities		4,983
Belgium 1.1%
Anheuser-Busch InBev NV	117	12,971
Other Securities		10,993
		23,964
China 0.1%
Other Securities		3,199
Denmark 1.8%
Novo Nordisk A/S - Class B	278	11,927
Other Securities		26,055
		37,982
Finland 1.0%
Other Securities		21,241
France 9.8%
AXA SA	298	8,191
BNP Paribas SA	173	12,489
L'Oreal SA	39	8,086
LVMH Moet Hennessy Louis Vuitton SE	43	10,724
Sanofi SA	179	17,111
Total SA (a)	358	17,767
Other Securities		135,137
		209,505
Germany 8.8%
Allianz SE	70	13,877
BASF SE	141	13,111
Bayer AG	127	16,472
Covestro AG	17	1,217
Daimler AG	148	10,738
Deutsche Telekom AG	504	9,062
SAP SE	151	15,793
Siemens AG	118	16,194
Other Securities		91,845
		188,309
Hong Kong 3.1%
AIA Group Ltd.	1,853	13,580
Hang Seng Bank Ltd.	118	2,481
Other Securities		50,467
		66,528
Ireland 0.5%
Other Securities		10,110
Israel 0.7%
Other Securities		13,934
Italy 2.1%
Other Securities		45,870
Japan 23.1%
Chugai Pharmaceutical Co. Ltd.	33	1,248
Hino Motors Ltd.	44	490
Mitsubishi UFJ Financial Group Inc.	1,851	12,543
Nippon Telegraph & Telephone Corp.	107	5,040
NTT Data Corp.	93	1,042
NTT DoCoMo Inc.	213	5,039
SoftBank Group Corp.	127	10,309
Sony Corp.	194	7,451
Sony Financial Holdings Inc.	26	443
Sumitomo Mitsui Financial Group Inc.	207	8,091
Toyota Motor Corp.	401	21,140
Other Securities		420,525
		493,361
	Shares/Par†	Value
Jersey 0.1%
Other Securities		1,321
Luxembourg 0.3%
Other Securities		5,378
Macau 0.1%
Other Securities		2,192
Malta 0.0%
Other Securities		8
Netherlands 5.3%
ING Groep NV	596	10,325
NN Group NV (a)	47	1,683
Royal Dutch Shell Plc - Class A	680	18,087
Royal Dutch Shell Plc - Class B	575	15,504
Unilever NV - CVA	250	13,822
Other Securities		53,845
		113,266
New Zealand 0.2%
Other Securities		3,598
Norway 0.6%
Other Securities		12,827
Portugal 0.1%
Other Securities		3,017
Singapore 1.3%
Other Securities		27,178
Spain 3.4%
Banco Bilbao Vizcaya Argentaria SA	1,029	8,572
Banco Santander SA	2,241	14,899
Other Securities		48,902
		72,373
Sweden 2.8%
Other Securities		60,793
Switzerland 8.6%
Nestle SA	478	41,619
Novartis AG	343	28,588
Roche Holding AG	108	27,540
UBS Group AG	563	9,552
Other Securities		77,663
		184,962
United Kingdom 15.6%
AstraZeneca Plc	194	13,024
BP Plc	3,004	17,391
British American Tobacco Plc	286	19,541
Diageo Plc	387	11,442
GlaxoSmithKline Plc	754	16,095
HSBC Holdings Plc	3,050	28,301
Lloyds Banking Group Plc	10,990	9,486
Prudential Plc (b)	397	9,120
Reckitt Benckiser Group Plc	102	10,379
Rio Tinto Plc	190	8,074
Unilever Plc	197	10,696
Vodafone Group Plc	4,091	11,634
Other Securities		169,250
		334,433
United States of America 0.2%
Other Securities		3,882
Total Common Stocks (cost $1,844,924)		2,092,082
PREFERRED STOCKS 0.6%
Germany 0.5%
Other Securities		10,997
Switzerland 0.1%
Other Securities		2,210
Total Preferred Stocks (cost $11,967)		13,207
RIGHTS 0.0%
Spain 0.0%
Other Securities		112
Total Rights (cost $117)		112

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	25,364	25,364
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (b) (c)	17,786	17,786
	Shares/Par†	Value
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (d)	1,870	1,861
Total Short Term Investments (cost $45,011)		45,011
Total Investments 100.5% (cost $1,902,019)		2,150,412
Other Derivative Instruments (0.0)%		(561)
Other Assets and Liabilities, Net (0.5)%		(9,827)
Total Net Assets 100.0%		$2,140,024

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(d) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	30	September 2017	AUD	4,266	$(74)	$(22)
Euro STOXX 50	307	September 2017	EUR	10,867	(105)	(383)
FTSE 100 Index	89	September 2017	GBP	6,611	(58)	(212)
Tokyo Price Index	58	September 2017	JPY	927,240	(63)	67
					$(300)	$(550)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CSI	09/20/17	AUD	2,389	$1,835	$14
AUD/USD	GSC	09/20/17	AUD	975	749	11
AUD/USD	RBC	09/20/17	AUD	141	108	2
AUD/USD	SCB	09/20/17	AUD	571	438	5
AUD/USD	WBC	09/20/17	AUD	4,556	3,498	26
EUR/USD	CIT	09/20/17	EUR	17,322	19,867	273
EUR/USD	GSC	09/20/17	EUR	2,336	2,679	54
EUR/USD	SCB	09/20/17	EUR	1,279	1,467	33
GBP/USD	BCL	09/20/17	GBP	9,925	12,958	236
GBP/USD	BNP	09/20/17	GBP	223	291	6
GBP/USD	CIT	09/20/17	GBP	519	677	15
GBP/USD	GSC	09/20/17	GBP	814	1,063	26
GBP/USD	SCB	09/20/17	GBP	222	290	6
GBP/USD	SGA	09/20/17	GBP	601	785	17
JPY/USD	BCL	09/20/17	JPY	32,080	286	(3)
JPY/USD	BOA	09/20/17	JPY	63,480	566	(6)
JPY/USD	GSC	09/20/17	JPY	1,622,696	14,478	(400)
USD/AUD	BMO	09/20/17	AUD	(141)	(109)	(1)
USD/AUD	CSI	09/20/17	AUD	(4,535)	(3,482)	(47)
USD/AUD	SCB	09/20/17	AUD	(425)	(326)	(3)
USD/EUR	CIT	09/20/17	EUR	(11,431)	(13,111)	(315)
USD/EUR	SCB	09/20/17	EUR	(459)	(526)	(5)
USD/GBP	BCL	09/20/17	GBP	(6,779)	(8,851)	(265)
USD/GBP	WBC	09/20/17	GBP	(295)	(385)	(6)
USD/JPY	GSC	09/20/17	JPY	(975,097)	(8,699)	65
USD/JPY	WBC	09/20/17	JPY	(32,270)	(288)	1
					$26,258	$(261)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital MSCI KLD 400 Social Index Fund *
COMMON STOCKS 97.8%
Consumer Discretionary 13.6%
Charter Communications Inc. - Class A (a)	-	$45
Lowe's Cos. Inc.	1	42
McDonald's Corp.	1	79
Netflix Inc. (a)	-	40
Nike Inc. - Class B	1	49
Priceline Group Inc. (a)	-	58
Starbucks Corp.	1	53
Time Warner Inc.	1	49
Walt Disney Co.	1	105
Other Securities		311
		831
Consumer Staples 8.9%
Coca-Cola Co.	3	115
Colgate-Palmolive Co.	1	39
Kraft Heinz Foods Co.	1	32
Mondelez International Inc. - Class A	1	42
Procter & Gamble Co.	2	140
Other Securities		177
		545
Energy 4.8%
ConocoPhillips Co.	1	34
EOG Resources Inc.	1	33
Schlumberger Ltd.	1	57
Other Securities		171
		295
Financials 10.7%
American Express Co.	1	40
Bank of New York Mellon Corp.	1	33
BlackRock Inc.	-	32
Charles Schwab Corp.	1	32
Chubb Ltd.	-	43
PNC Financial Services Group Inc.	1	38
Other Securities		435
		653
Health Care 12.3%
Amgen Inc.	1	79
Biogen Inc. (a)	-	37
Bristol-Myers Squibb Co.	1	58
Celgene Corp. (a)	1	63
Gilead Sciences Inc.	1	58
Merck & Co. Inc.	2	111
Other Securities		350
		756
Industrials 10.0%
3M Co.	1	77
Caterpillar Inc.	1	39
CSX Corp.	1	32
United Parcel Service Inc. - Class B	1	48
Other Securities		416
		612
Information Technology 26.5%
Accenture Plc - Class A	1	48
Adobe Systems Inc. (a)	1	44
Alphabet Inc. - Class A (a)	-	173
Alphabet Inc. - Class C (a)	-	177
Cisco Systems Inc.	3	98
Hewlett Packard Enterprise Co.	1	17
HP Inc.	1	18
Intel Corp.	3	100
International Business Machines Corp.	1	86
Microsoft Corp.	5	316
Nvidia Corp.	1	49
Oracle Corp.	2	97
Salesforce.com Inc. (a)	1	36
Texas Instruments Inc.	1	48
Other Securities		317
		1,624
	Shares/Par†	Value
Materials 2.8%
Other Securities		172
Real Estate 4.2%
American Tower Corp.	-	35
Simon Property Group Inc.	-	33
Other Securities		187
		255
Telecommunication Services 2.3%
Verizon Communications Inc.	3	114
Other Securities		24
		138
Utilities 1.7%
Other Securities		105
Total Common Stocks (cost $5,924)		5,986
INVESTMENT COMPANIES 0.8%
iShares MSCI KLD 400 Social ETF (b)	1	47
Total Investment Companies (cost $47)		47
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	61	61
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	46	46
Total Short Term Investments (cost $107)		107
Total Investments 100.3% (cost $6,078)		6,140
Other Assets and Liabilities, Net (0.3)%		(21)
Total Net Assets 100.0%		$6,119

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Bond Index Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
Ally Auto Receivables Trust
Series 2015-A4-2, 1.84%, 01/15/19	1,000	$1,003
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,200	1,189
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	309
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	520
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	722
COMM Mortgage Trust
Series 2014-A2-LC15, REMIC, 2.84%, 03/10/19	400	406
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	500
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	701
Commercial Mortgage Pass-Through Certificates
Series 2014-A2-CR14, REMIC, 3.15%, 01/10/19	145	147
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	518
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	523
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	416
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	506
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,012
Ford Credit Auto Owner Trust
Series 2016-A4-A, 1.60%, 06/15/21	1,000	996
GS Mortgage Securities Trust
Series 2012-A3-GC6, REMIC, 3.48%, 11/10/21	747	778
Honda Auto Receivables Owner Trust
Series 2016-A3-4, 1.21%, 12/18/19	1,255	1,245
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	984
Other Securities		5,625
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,045)		18,100
CORPORATE BONDS AND NOTES 25.4%
Consumer Discretionary 2.1%
21st Century Fox America Inc.
3.00% - 4.50%, 02/15/21 - 09/15/22	750	783
6.20%, 12/15/34	50	62
6.15%, 02/15/41	550	688
Charter Communications Operating LLC
3.58%, 07/23/20	500	516
4.91%, 07/23/25	640	691
6.48%, 10/23/45	210	253
Home Depot Inc.
2.00%, 06/15/19	300	302
2.00% - 3.00%, 04/01/21 - 04/01/26	810	812
5.88%, 12/16/36	600	780
3.50%, 09/15/56	200	182
Other Securities		19,786
		24,855
Consumer Staples 1.5%
Anheuser-Busch InBev Worldwide Inc.
2.50% - 4.38%, 02/15/21 - 07/15/22	500	514
4.44%, 10/06/48 (a)	662	705
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	779
PepsiCo Inc.
3.10%, 07/17/22	500	516
4.45%, 04/14/46	180	196
3.45%, 10/06/46	90	85
Other Securities		14,991
		17,786
Energy 2.8%
Devon Energy Corp.
4.00%, 07/15/21	750	773
5.85%, 12/15/25	57	65
National Oilwell Varco Inc.
2.60%, 12/01/22	750	725
Noble Energy Inc.
3.90%, 11/15/24	750	767
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	155
	Shares/Par†	Value
Petroleos Mexicanos
6.00%, 03/05/20 (b)	500	537
5.50%, 01/21/21	700	732
6.88%, 08/04/26	300	332
6.50%, 03/13/27 (a)	180	193
5.50% - 6.75%, 06/27/44 - 09/21/47	970	872
Total Capital Canada Ltd.
2.75%, 07/15/23	300	302
Total Capital International SA
2.10%, 06/19/19	750	756
Other Securities		26,310
		32,519
Financials 8.2%
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	781
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	565	567
2.65%, 02/01/21	450	456
3.65%, 02/01/26	975	1,003
4.70%, 02/01/36	482	533
4.90%, 02/01/46	590	667
Bank of America Corp.
2.60%, 01/15/19	900	909
2.25% - 5.49%, 03/15/19 - 04/21/20	320	330
2.63% - 5.00%, 04/19/21 - 01/22/25	1,230	1,280
4.20%, 08/26/24	750	778
4.25%, 10/22/26	750	773
4.24% - 6.11%, 01/29/37 - 04/24/38	620	737
4.44%, 01/20/48 (c)	120	127
Bank of America NA
6.00%, 10/15/36	250	316
Bank One Corp.
8.00%, 04/29/27	200	266
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	310	311
4.25%, 01/15/21	300	323
4.30%, 05/15/43	200	214
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	222
Capital One Bank USA NA
2.30%, 06/05/19	500	501
Capital One Financial Corp.
3.50%, 06/15/23	550	561
Citigroup Inc.
2.40%, 02/18/20	850	853
2.90%, 12/08/21	250	253
4.50%, 01/14/22	750	806
2.75% - 5.50%, 04/25/22 - 09/13/25	1,200	1,252
3.20%, 10/21/26	780	757
3.89%, 01/10/28 (c)	160	163
4.13% - 5.88%, 07/25/28 - 04/24/48	799	931
Credit Suisse AG
3.00% - 3.63%, 10/29/21 - 09/09/24	750	767
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	1,009
4.88%, 05/15/45	250	275
GE Capital International Funding Co.
2.34% - 3.37%, 11/15/20 - 11/15/25	1,000	1,021
4.42%, 11/15/35	350	380
General Electric Capital Corp.
5.50%, 01/08/20	700	763
2.20%, 01/09/20	250	252
3.45% - 4.38%, 09/16/20 - 05/15/24	900	958
6.88%, 01/10/39	600	871
Goldman Sachs Group Inc.
2.55% - 5.38%, 01/31/19 - 04/23/20	1,400	1,441
2.75% - 5.25%, 09/15/20 - 01/26/27	1,585	1,664
3.75%, 05/22/25	1,000	1,022
4.75% - 6.75%, 10/01/37 - 10/21/45	580	710
HSBC Finance Corp.
6.68%, 01/15/21	300	338
HSBC Holdings Plc
2.95% - 5.10%, 03/08/21 - 03/14/24	1,095	1,137
3.26%, 03/13/23 (c)	400	408

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
7.63%, 05/17/32	650	872
6.10%, 01/14/42	300	392
JPMorgan Chase & Co.
2.25% - 6.30%, 04/23/19 - 01/23/20	1,000	1,039
2.30% - 4.40%, 07/22/20 - 01/23/25	3,755	3,810
3.38%, 05/01/23	750	760
3.54% - 5.60%, 05/01/28 - 07/15/41	800	923
JPMorgan Chase Bank NA
1.65%, 09/23/19	300	298
Morgan Stanley
2.80%, 06/16/20	200	203
3.63% - 6.25%, 01/25/21 - 01/20/27	1,600	1,702
4.00%, 07/23/25	750	783
4.35%, 09/08/26	650	675
4.38% - 6.38%, 07/24/42 - 01/22/47	500	610
Synchrony Financial
4.25%, 08/15/24	250	256
Wells Fargo & Co.
2.55% - 4.60%, 12/07/20 - 06/03/26	2,560	2,618
3.00%, 10/23/26	500	487
3.58%, 05/22/28 (c)	250	253
5.61%, 01/15/44	750	896
4.90% - 5.38%, 02/07/35 - 11/17/45	500	572
4.75%, 12/07/46	200	214
Wells Fargo Bank NA
1.75%, 05/24/19	400	399
Other Securities		48,505
		95,953
Health Care 2.7%
Amgen Inc.
2.65% - 3.63%, 05/11/22 - 05/22/24	450	461
2.60%, 08/19/26	1,030	976
4.66%, 06/15/51	808	856
Biogen Inc.
2.90%, 09/15/20	660	673
4.05%, 09/15/25	140	148
Gilead Sciences Inc.
2.55% - 4.40%, 09/01/20 - 03/01/27	590	604
1.95%, 03/01/22 (b)	200	196
3.65%, 03/01/26	750	772
4.15% - 4.80%, 04/01/44 - 03/01/47	550	590
Other Securities		26,877
		32,153
Industrials 1.5%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	516
5.75% - 6.15%, 05/01/37 - 05/01/40	500	638
General Electric Co.
2.70%, 10/09/22	250	254
Other Securities		16,101
		17,509
Information Technology 2.3%
Apple Inc.
2.10%, 05/06/19	500	505
2.30% - 3.45%, 05/06/21 - 05/11/27	2,580	2,596
4.65%, 02/23/46	695	780
4.25%, 02/09/47	60	64
Microsoft Corp.
2.38% - 3.30%, 10/01/20 - 02/06/27	1,690	1,730
3.13%, 11/03/25	680	694
3.45% - 5.30%, 11/03/35 - 02/06/57	1,827	1,960
Other Securities		18,525
		26,854
Materials 0.8%
Other Securities		8,935
Real Estate 0.7%
Other Securities		8,420
Telecommunication Services 1.2%
AT&T Inc.
2.30%, 03/11/19	500	503
2.45% - 4.25%, 06/30/20 - 03/01/27	1,205	1,212
4.50%, 05/15/35	950	934
4.35% - 6.35%, 03/15/40 - 02/15/47	1,160	1,190
	Shares/Par†	Value
4.50%, 03/09/48	656	618
5.70%, 03/01/57 (b)	170	187
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	608
Telefonica Emisiones SAU
5.13%, 04/27/20	350	378
Telefonica Europe BV
8.25%, 09/15/30	500	702
Verizon Communications Inc.
1.75% - 5.15%, 09/15/20 - 03/16/27	2,785	2,839
5.01% - 5.25%, 03/16/37 - 08/21/54	495	507
4.86%, 08/21/46	1,250	1,251
4.67%, 03/15/55	800	753
Other Securities		2,973
		14,655
Utilities 1.6%
MidAmerican Energy Co.
3.50%, 10/15/24	200	209
6.75%, 12/30/31	50	68
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	500	671
PacifiCorp
2.95%, 06/01/23	300	305
6.25%, 10/15/37	200	265
Other Securities		17,071
		18,589
Total Corporate Bonds And Notes (cost $289,084)		298,228
GOVERNMENT AND AGENCY OBLIGATIONS 72.6%
Commercial Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corp.
Series A1-K006, REMIC, 3.40%, 07/25/19	275	280
Series A1-K714, REMIC, 2.08%, 12/25/19	150	151
Series A2-K012, REMIC, 4.19%, 12/25/20 (c)	600	642
Series A2-K014, REMIC, 3.87%, 04/25/21	1,000	1,063
Series A2-K017, REMIC, 2.87%, 12/25/21	360	371
Series A1-K032, REMIC, 3.02%, 02/25/23	215	220
Series A2-K032, REMIC, 3.31%, 05/25/23 (c)	550	577
Series A2-K033, REMIC, 3.06%, 07/25/23 (c)	500	517
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,048
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,039
Series A2-K047, REMIC, 3.33%, 05/25/25	500	523
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.60%, 04/25/23 (c)	586	589
Series 2014-AB2-M3, REMIC, 3.46%, 01/25/24 (c)	312	330
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (c)	1,367	1,384
		8,734
Mortgage-Backed Securities 28.3%
Federal Home Loan Mortgage Corp.
4.00% - 5.00%, 01/01/18 - 12/01/19	81	83
3.00% - 5.00%, 10/01/20 - 06/01/27	4,010	4,166
TBA, 2.00% - 4.50%, 07/15/32 - 07/15/47 (d)	5,575	5,763
2.50% - 4.00%, 12/01/31 - 01/01/47	4,164	4,205
2.00% - 6.50%, 08/01/27 - 04/01/47	66,187	68,519
TBA, 3.00%, 07/15/47 (d)	5,275	5,262
TBA, 3.50%, 07/15/47 (d)	3,350	3,440
Federal National Mortgage Association
4.00% - 6.00%, 07/01/17 - 03/01/20	206	207
3.50%, 03/01/26	174	182
2.50% - 6.00%, 07/01/20 - 04/01/27	4,720	4,908
2.00% - 7.50%, 07/01/27 - 06/01/47	100,421	104,057
2.00% - 5.00%, 02/01/31 - 12/01/46	5,700	5,876
TBA, 2.50% - 4.50%, 08/15/31 - 07/15/47 (d)	5,550	5,714
TBA, 3.00%, 07/15/47 (d)	7,775	7,762
TBA, 3.50%, 07/15/47 (d)	11,750	12,062
TBA, 4.00%, 07/15/47 (d)	3,100	3,258
Government National Mortgage Association
3.00% - 4.50%, 12/15/24 - 04/15/27	545	566
2.50% - 8.50%, 09/20/27 - 12/20/46	51,286	53,891
2.50% - 4.00%, 08/20/27 - 11/20/46	2,242	2,316
TBA, 3.00%, 07/15/47 (d)	15,800	15,958
TBA, 3.50%, 07/15/47 (d)	20,375	21,096

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
TBA, 2.50% - 4.50%, 08/15/46 - 07/15/47 (d)	3,550	3,723
		333,014
Municipal 0.8%
Other Securities		8,998
Sovereign 4.0%
Mexico Government International Bond
3.50%, 01/21/21 (b)	900	936
3.60%, 01/30/25	230	233
4.60% - 8.30%, 08/15/31 - 01/23/46	1,606	1,800
Other Securities		43,844
		46,813
U.S. Government Agency Obligations 1.9%
Federal Home Loan Bank
1.38%, 05/28/19 (e)	1,000	999
1.25% - 1.65%, 01/16/19 - 01/06/20 (e)	600	599
Federal Home Loan Mortgage Corp.
1.25% - 3.75%, 03/27/19 - 05/01/20 (e)	3,280	3,295
1.13% - 2.38%, 08/12/21 - 01/13/22 (e)	1,250	1,241
6.25% - 6.75%, 09/15/29 - 07/15/32 (e)	1,080	1,541
Federal National Mortgage Association
0.00%, 10/09/19 (e) (f)	680	651
0.88% - 1.75%, 04/30/18 - 06/22/20 (e)	5,200	5,192
1.25% - 2.63%, 08/17/21 - 09/06/24 (e)	1,000	1,002
6.63% - 7.25%, 05/15/30 - 11/15/30 (e)	1,171	1,701
Tennessee Valley Authority
5.25% - 5.38%, 09/15/39 - 04/01/56	500	672
Other Securities		5,838
		22,731
U.S. Treasury Securities 36.9%
U.S. Treasury Bond
8.13% - 8.50%, 08/15/19 - 02/15/20	2,500	2,890
6.00% - 7.25%, 08/15/22 - 02/15/26	2,260	2,899
3.75%, 11/15/43	2,780	3,272
3.63%, 02/15/44	2,865	3,305
2.25% - 6.38%, 08/15/27 - 05/15/47	49,843	54,619
3.13%, 08/15/44	2,975	3,147
3.00%, 11/15/44	3,100	3,204
2.88% - 4.75%, 02/15/37 - 11/15/46	2,395	2,523
U.S. Treasury Note
1.25%, 12/31/18	3,550	3,544
1.50%, 12/31/18	3,425	3,432
1.13%, 01/31/19	3,530	3,517
1.50%, 02/28/19	3,240	3,247
1.00%, 03/15/19	3,395	3,374
1.25%, 05/31/19 (b)	3,055	3,048
1.63%, 06/30/19	3,320	3,335
1.63%, 07/31/19	3,600	3,616
0.88%, 09/15/19	3,470	3,429
0.75% - 1.38%, 09/30/18 - 12/15/19	12,420	12,328
1.38%, 02/15/20 (b)	1,405	1,401
3.63%, 02/15/20	2,815	2,968
0.75% - 3.63%, 08/31/18 - 06/15/20	88,312	88,465
2.63%, 11/15/20	3,638	3,754
1.13%, 06/30/21	3,650	3,562
1.13% - 3.63%, 06/30/20 - 05/15/26	107,529	107,564
1.25% - 1.75%, 10/31/21 - 11/30/21	3,300	3,243

	Shares/Par†	Value
2.00%, 12/31/21	2,950	2,971
1.88%, 03/31/22	3,500	3,502
1.75%, 04/30/22	3,150	3,132
1.88%, 05/31/22	3,560	3,559
1.75%, 09/30/22	3,000	2,972
1.88%, 10/31/22	3,400	3,387
1.63%, 11/15/22	3,865	3,800
2.00%, 11/30/22	3,180	3,186
1.75%, 01/31/23	3,565	3,520
1.63%, 04/30/23	3,640	3,562
1.75%, 05/15/23	3,820	3,762
1.38%, 06/30/23	3,060	2,945
1.38%, 08/31/23	3,385	3,251
1.63%, 10/31/23	3,000	2,921
2.75%, 11/15/23	3,000	3,122
2.25%, 01/31/24	3,210	3,240
2.00%, 04/30/24	3,020	2,996
2.50%, 05/15/24	4,494	4,603
2.38%, 08/15/24	5,240	5,319
2.00%, 02/15/25	5,660	5,581
2.13%, 05/15/25	4,395	4,368
2.25%, 11/15/25	4,155	4,156
1.63%, 02/15/26	4,785	4,547
1.50%, 08/15/26	4,845	4,534
2.00%, 11/15/26	5,600	5,462
2.25%, 02/15/27	5,750	5,725
2.38%, 05/15/27	3,500	3,523
		433,332
Total Government And Agency Obligations (cost $851,373)		853,622
SHORT TERM INVESTMENTS 7.9%
Investment Companies 7.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (g) (h)	84,173	84,173
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (g) (h)	8,164	8,164
Total Short Term Investments (cost $92,337)		92,337
Total Investments 107.4% (cost $1,250,839)		1,262,287
Total Forward Sales Commitments (0.3)% (proceeds $3,041)		(3,031)
Other Assets and Liabilities, Net (7.1)%		(84,216)
Total Net Assets 100.0%		$1,175,040

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $4,084 and 0.3%, respectively.

(b) All or portion of the security was on loan.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $84,408.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage Corp.
TBA, 4.50%, 07/15/32 (a)	(120)	$(122)
TBA, 5.00%, 07/15/32 (a)	(100)	(102)
Federal National Mortgage Association
TBA, 4.50%, 07/15/32 (a)	(100)	(102)
TBA, 5.00%, 07/15/47 (a)	(550)	(601)
Government National Mortgage Association
TBA, 5.00%, 07/15/47 (a)	(200)	(215)
	Shares/Par†	Value
TBA, 5.50%, 07/15/47 (a)	(1,700)	(1,889)
Total Government And Agency Obligations (proceeds $3,041)		(3,031)
Total Forward Sales Commitments (0.3%) (proceeds $3,041)		$(3,031)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2017, the total proceeds for investments sold on a delayed delivery basis was $3,041.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Utilities Sector Fund *
COMMON STOCKS 99.8%
Utilities 99.8%
AES Corp.	66	$738
Allete Inc.	5	360
Alliant Energy Corp.	23	925
Ameren Corp.	24	1,339
American Electric Power Co. Inc.	50	3,439
American Water Works Co. Inc.	18	1,402
Aqua America Inc.	18	600
Atmos Energy Corp.	11	890
Black Hills Corp.	5	362
Calpine Corp. (a)	36	490
CenterPoint Energy Inc.	42	1,138
CMS Energy Corp.	28	1,307
Consolidated Edison Inc.	31	2,475
Dominion Energy Inc.	63	4,839
DTE Energy Co.	18	1,914
Duke Energy Corp.	70	5,881
Edison International	33	2,576
Entergy Corp.	18	1,390
Eversource Energy	32	1,940
Exelon Corp.	93	3,365
FirstEnergy Corp.	45	1,303
Great Plains Energy Inc.	22	630
Hawaiian Electric Industries Inc.	11	360
IDACORP Inc.	5	426
MDU Resources Group Inc.	19	492
National Fuel Gas Co. (b)	8	431
New Jersey Resources Corp.	9	344
NextEra Energy Inc.	47	6,590
NiSource Inc.	32	818
NorthWestern Corp.	5	303
NRG Energy Inc.	31	537
NRG Yield Inc. - Class A	3	55
NRG Yield Inc. - Class C	7	121
OGE Energy Corp.	20	696
ONE Gas Inc.	5	366
PG&E Corp.	51	3,393
Pinnacle West Capital Corp.	11	946
PNM Resources Inc.	8	309
Portland General Electric Co.	9	409
PPL Corp.	69	2,661
Public Service Enterprise Group Inc.	51	2,203
SCANA Corp.	14	926
Sempra Energy	24	2,689
Southern Co.	100	4,771
Southwest Gas Corp.	5	343
Spire Inc.	5	316
UGI Corp.	17	835
Vectren Corp.	8	490
WEC Energy Group Inc.	32	1,949
Westar Energy Inc.	14	759
WGL Holdings Inc.	5	428
Xcel Energy Inc.	51	2,354
Other Securities		2,975
Total Common Stocks (cost $72,591)		79,598
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	35	35
Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	262	262
Total Short Term Investments (cost $297)		297
Total Investments 100.2% (cost $72,888)		79,895
Other Assets and Liabilities, Net (0.2)%		(141)
Total Net Assets 100.0%		$79,754

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/MFS Mid Cap Value Fund *
COMMON STOCKS 98.6%
Consumer Discretionary 11.2%
ARAMARK Corp.	170	$6,981
Delphi Automotive Plc	89	7,824
LKQ Corp. (a)	209	6,889
Newell Brands Inc.	166	8,914
Whirlpool Corp.	41	7,843
Other Securities		56,754
		95,205
Consumer Staples 5.9%
Pinnacle Foods Inc.	163	9,660
Other Securities		40,078
		49,738
Energy 7.0%
Cabot Oil & Gas Corp.	267	6,695
Other Securities		52,276
		58,971
Financials 22.7%
Citizens Financial Group Inc.	243	8,663
Comerica Inc.	120	8,796
Discover Financial Services	132	8,235
Everest Re Group Ltd.	30	7,621
Fifth Third Bancorp	439	11,385
Hartford Financial Services Group Inc.	228	11,981
Huntington Bancshares Inc.	703	9,499
KeyCorp	492	9,227
Lincoln National Corp.	111	7,498
M&T Bank Corp.	44	7,137
NASDAQ Inc.	132	9,408
Northern Trust Corp.	79	7,682
Raymond James Financial Inc.	106	8,522
SunTrust Banks Inc.	126	7,168
Unum Group	187	8,700
XL Group Ltd.	222	9,705
Other Securities		51,030
		192,257
Health Care 7.2%
AmerisourceBergen Corp.	70	6,586
PerkinElmer Inc.	115	7,809
Quest Diagnostics Inc.	62	6,869
Steris Plc	84	6,818
Zimmer Biomet Holdings Inc.	78	9,986
Other Securities		22,506
		60,574
Industrials 15.0%
Clean Harbors Inc. (a)	127	7,085
Deere & Co.	54	6,624
Delta Air Lines Inc.	133	7,171
Eaton Corp. Plc	93	7,214
L3 Technologies Inc.	51	8,509
Owens Corning Inc.	110	7,352
Regal-Beloit Corp.	80	6,488
Rockwell Collins Inc.	64	6,733
Stanley Black & Decker Inc.	66	9,335
Other Securities		60,648
		127,159
Information Technology 9.6%
Amdocs Ltd.	104	6,673
Fidelity National Information Services Inc.	94	8,060
Other Securities		66,948
		81,681
Materials 6.3%
Axalta Coating Systems Ltd. (a)	211	6,770
Celanese Corp. - Class A	80	7,607
PPG Industries Inc.	60	6,571
Other Securities		32,437
		53,385
Real Estate 6.0%
Life Storage Inc.	97	7,159
Medical Properties Trust Inc.	595	7,655
	Shares/Par†	Value
Other Securities		36,366
		51,180
Utilities 7.7%
CMS Energy Corp.	166	7,681
DTE Energy Co.	77	8,146
Eversource Energy	122	7,424
Pinnacle West Capital Corp.	89	7,556
Public Service Enterprise Group Inc.	157	6,747
Other Securities		27,566
		65,120
Total Common Stocks (cost $791,286)		835,270
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	10,771	10,771
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (c)	2,679	2,679
Total Short Term Investments (cost $13,450)		13,450
Total Investments 100.2% (cost $804,736)		848,720
Other Assets and Liabilities, Net (0.2)%		(1,877)
Total Net Assets 100.0%		$846,843

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL Multi-Manager Alternative Fund *
COMMON STOCKS 42.5%
Consumer Discretionary 6.4%
Jarden Corp. (a) (b) (c) (d)	56	$3,293
Liberty Global Plc - Class C (a)	79	1,695
Naspers Ltd. - Class N	37	7,291
Time Warner Inc. (e)	122	12,208
Other Securities		34,900
		59,387
Consumer Staples 2.9%
Reynolds American Inc. (e)	189	12,286
Other Securities		15,068
		27,354
Energy 3.3%
Gazprom OAO - ADR	101	402
Rosneft OAO - GDR	46	249
VTTI Energy Partners LP	155	3,050
YPF SA - Class D - ADR	49	1,078
Other Securities		26,145
		30,924
Financials 8.3%
ABN AMRO Group NV - CVA	83	2,196
American International Group Inc.	62	3,907
Aon Plc - Class A (e)	29	3,866
Bank of America Corp.	186	4,505
CIT Group Inc.	72	3,529
Citigroup Inc. (e)	81	5,446
Fortress Investment Group LLC - Class A (e)	417	3,333
Leucadia National Corp.	128	3,356
Other Securities		47,399
		77,537
Health Care 4.6%
Alere Inc. (a)	73	3,665
CR Bard Inc. (e)	34	10,691
Other Securities		28,801
		43,157
Industrials 3.7%
Arconic Inc.	121	2,749
United Technologies Corp.	34	4,157
Other Securities		27,718
		34,624
Information Technology 6.7%
Alphabet Inc. - Class A (a)	2	1,633
Alphabet Inc. - Class C (a)	2	1,599
Microsoft Corp.	45	3,097
Mobileye NV (a)	69	4,318
NXP Semiconductors NV (a)	121	13,296
Oracle Corp. (e)	120	6,031
Other Securities		33,074
		63,048
Materials 3.0%
EI du Pont de Nemours & Co. (f)	45	3,652
Other Securities		24,150
		27,802
Real Estate 1.4%
Atrium European Real Estate Ltd.	319	1,425
Gazit-Globe Ltd.	184	1,775
Other Securities		9,962
		13,162
Telecommunication Services 1.4%
China Mobile Ltd. - ADR	33	1,776
China Unicom Hong Kong Ltd. - ADR (a)	30	444
Level 3 Communications Inc. (a) (e)	146	8,674
Other Securities		2,374
		13,268
Utilities 0.8%
Other Securities		7,328
Total Common Stocks (cost $372,716)		397,591
	Shares/Par†	Value
PREFERRED STOCKS 1.3%
Consumer Discretionary 0.1%
Other Securities		1,002
Energy 0.0%
Other Securities		640
Financials 0.3%
Sberbank of Russia	832	1,699
Other Securities		873
		2,572
Information Technology 0.6%
Samsung Electronics Co. Ltd.	3	5,593
Real Estate 0.2%
Other Securities		1,820
Utilities 0.1%
Other Securities		792
Total Preferred Stocks (cost $11,880)		12,419
RIGHTS 0.0%
Other Securities		248
Total Rights (cost $38)		248
WARRANTS 0.0%
Other Securities		2
Total Warrants (cost $69)		2
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 1.39%, 07/27/27 (g) (h)	1,104	762
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 2.72%, 02/25/23 (g) (h)	600	572
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 6.22%, 07/25/25 (g) (h)	180	199
Series 2016-1M2-C04, 5.47%, 01/25/29 (g) (h)	260	285
Series 2017-1M2-C01, 4.77%, 07/25/29 (g) (h)	530	559
Series 2017-1B1-C01, 6.97%, 07/25/29 (g) (h)	270	306
Other Securities		4,122
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,479)		6,805
CORPORATE BONDS AND NOTES 25.8%
Consumer Discretionary 3.9%
1011778 B.C. Unlimited Liability Co.
6.00%, 04/01/22 (h)	1,710	1,771
Altice SA
7.25%, 05/15/22, EUR	1,390	1,683
DISH DBS Corp.
4.25%, 04/01/18	965	977
7.88%, 09/01/19	50	55
6.75%, 06/01/21	50	55
DISH Network Corp.
2.38%, 03/15/24 (e) (i)	1,987	2,086
3.38%, 08/15/26 (e) (h) (i)	2,514	3,049
Myriad International Holdings BV
4.85%, 07/06/27 (h)	350	352
Numericable - SFR SA
7.38%, 05/01/26 (h)	764	829
Numericable Group SA
6.00%, 05/15/22 (h)	1,060	1,108
6.25%, 05/15/24 (h)	200	212
Unitymedia GmbH
3.75%, 01/15/27, EUR	130	151
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR	250	301
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (h)	925	992
Other Securities		22,600
		36,221
Consumer Staples 0.3%
Other Securities		2,596
Energy 2.1%
Green Plains Inc.
3.25%, 10/01/18 (e) (i)	2,110	2,512

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
4.13%, 09/01/22 (e) (h) (i)	1,721	1,731
Petroleos Mexicanos
6.38%, 01/23/45	390	380
YPF SA
8.75%, 04/04/24	500	569
Other Securities		14,911
		20,103
Financials 5.5%
ABN AMRO Bank NV
5.75%, (callable at 100 beginning 09/22/20), EUR (j)	600	725
Altice Financing SA
6.63%, 02/15/23 (h)	200	212
BAC Capital Trust XIV
4.00%, (callable at 100 beginning 07/27/17) (j)	1,540	1,342
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (j)	300	325
4.25%, 10/22/26	280	288
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (j)	2,030	2,172
4.60%, 03/09/26	210	220
4.45%, 09/29/27	200	208
8.13%, 07/15/39	51	78
5.30%, 05/06/44	170	193
Forest City Enterprises Inc.
4.25%, 08/15/18 (e) (i)	802	940
3.63%, 08/15/20 (e) (i)	1,758	1,981
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (e) (i)	1,969	1,879
PRA Group Inc.
3.50%, 06/01/23 (e) (h) (i)	1,381	1,454
Starwood Property Trust Inc.
3.75%, 10/15/17 (e) (i)	3,029	3,040
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 08/11/17) (j)	2,035	2,050
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (j)	101	112
3.55%, 09/29/25	120	122
4.30%, 07/22/27	290	304
4.65%, 11/04/44	120	126
4.40%, 06/14/46	180	182
Other Securities		33,855
		51,808
Health Care 4.7%
Alere Inc.
6.50%, 06/15/20	782	795
Valeant Pharmaceuticals International Inc.
7.00%, 10/01/20 (h)	90	89
6.38%, 10/15/20 (h)	340	331
7.50%, 07/15/21 (h)	150	145
6.50%, 03/15/22 (h)	30	31
5.50%, 03/01/23 (h)	150	128
5.88%, 05/15/23 (h)	890	763
7.00%, 03/15/24 (h)	647	682
6.13%, 04/15/25 (h)	1,630	1,382
VRX Escrow Corp.
5.38%, 03/15/20 (h)	60	58
Wright Medical Group Inc.
2.00%, 02/15/20 (e) (i)	1,449	1,619
Wright Medical Group NV
2.25%, 11/15/21 (e) (i)	1,204	1,701
Other Securities		36,227
		43,951
Industrials 1.7%
Navistar International Corp.
4.50%, 10/15/18 (e) (i)	291	291
4.75%, 04/15/19 (e) (i)	2,035	1,998
8.25%, 11/01/21	800	807
Other Securities		12,478
		15,574
Information Technology 3.9%
Microchip Technology Inc.
1.63%, 02/15/25 (e) (i)	428	643
	Shares/Par†	Value
1.63%, 02/15/27 (e) (h) (i)	1,556	1,636
2.25%, 02/15/37 (e) (h) (i)	863	902
Microsoft Corp.
3.30%, 02/06/27	190	195
3.70%, 08/08/46	90	89
Other Securities		33,341
		36,806
Materials 1.4%
RTI International Metals Inc.
1.63%, 10/15/19 (e) (i)	256	273
Other Securities		12,410
		12,683
Real Estate 1.0%
Colony Starwood Homes
3.50%, 01/15/22 (e) (h) (i)	1,704	1,826
Starwood Property Trust Inc.
4.38%, 04/01/23 (e) (i)	1,381	1,392
Starwood Waypoint Residential Trust
3.00%, 07/01/19 (e) (i)	1,697	2,002
Other Securities		4,597
		9,817
Telecommunication Services 1.1%
Neptune Finco Corp.
10.13%, 01/15/23 (h)	680	790
Sprint Capital Corp.
8.75%, 03/15/32	1,170	1,473
Sprint Corp.
7.88%, 09/15/23	540	621
Sprint Nextel Corp.
11.50%, 11/15/21	60	77
Virgin Media Finance Plc
6.00%, 10/15/24 (h)	200	212
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (h)	1,190	1,251
4.88%, 01/15/27, GBP	333	446
Other Securities		5,374
		10,244
Utilities 0.2%
Other Securities		1,887
Total Corporate Bonds And Notes (cost $233,333)		241,690
VARIABLE RATE SENIOR LOAN INTERESTS 4.5% (g)
Consumer Discretionary 1.5%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.40%, 02/16/24	2,383	2,377
Other Securities		11,346
		13,723
Consumer Staples 0.0%
Other Securities		535
Energy 0.3%
Other Securities		2,600
Financials 0.5%
Other Securities		4,286
Health Care 0.5%
Other Securities		5,162
Industrials 0.1%
Other Securities		845
Information Technology 0.7%
Other Securities		6,574
Materials 0.3%
Other Securities		2,825
Telecommunication Services 0.6%
Level 3 Financing Inc.
Term Loan B, 3.47%, 02/17/24	1,886	1,890
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	1,057	1,057
Other Securities		2,701
		5,648
Total Variable Rate Senior Loan Interests (cost $41,926)		42,198

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
GOVERNMENT AND AGENCY OBLIGATIONS 9.2%
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
Series 2013-M2-DN2, 5.47%, 11/25/23 (g)	440	490
Series 2017-B1-DNA2, REMIC, 6.37%, 10/25/29 (g)	680	744
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 4.47%, 02/25/28 (g)	390	407
		1,641
Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 08/15/46 (k)	100	103
Sovereign 3.9%
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,100	202
18.20%, 10/03/21, ARS	8,140	543
16.00%, 10/17/23, ARS	3,270	218
15.50%, 10/17/26, ARS	8,590	586
Argentina Government International Bond
7.13%, 06/28/17 (h)	1,060	962
Argentina POM Politica Monetaria
20.10%, 06/21/20, ARS (g)	6,430	401
Argentina Republic Government International Bond
6.88%, 04/22/21	270	288
5.63%, 01/26/22	390	400
7.50%, 04/22/26	220	236
8.28%, 12/31/33	308	341
7.63%, 04/22/46 (h)	150	154
Brazil Government International Bond
4.25%, 01/07/25	210	206
5.00%, 01/27/45	1,850	1,614
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21, BRL	2,499	755
10.00%, 01/01/23, BRL	1,943	580
China Government Bond
3.31%, 11/30/25, CNY	2,000	274
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	4,200	4,840
5.00%, 09/01/40, EUR	860	1,272
3.25%, 09/01/46, EUR (h)	1,140	1,297
Mexico Bonos
7.75%, 11/23/34, MXN	4,400	260
7.75%, 11/13/42, MXN	105,840	6,167
8.00%, 11/07/47, MXN	21,750	1,306
People's Republic of China
3.38%, 11/21/24, CNH	500	69
3.48%, 06/29/27, CNH	4,000	545
4.29%, 05/22/29, CNH	1,000	145
Russia Government Bond
8.15%, 02/03/27, RUB	219,907	3,881
Other Securities		8,981
		36,523
Treasury Inflation Indexed Securities 0.4%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/50, BRL (l)	1,001	973
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (m)	1,671	1,669
0.88%, 02/15/47 (m)	628	610
Other Securities		747
		3,999
	Shares/Par†	Value
U.S. Treasury Securities 4.7%
U.S. Treasury Bond
3.75%, 11/15/43	12,730	14,982
3.00%, 11/15/45	8,540	8,811
2.88%, 11/15/46	170	171
3.00%, 02/15/47	2,320	2,398
3.00%, 05/15/47	2,710	2,801
U.S. Treasury Note
0.75%, 02/28/18 (e)	5,000	4,984
1.75%, 06/30/22	6,390	6,348
2.00%, 05/31/24	2,950	2,925
2.38%, 05/15/27	170	171
		43,591
Total Government And Agency Obligations (cost $84,469)		85,857
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
INVESTMENT COMPANIES 1.7%
Altaba Inc. (a)	292	15,876
Total Investment Companies (cost $13,604)		15,876
SHORT TERM INVESTMENTS 16.5%
Investment Companies 16.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (n) (o)	154,008	154,008
Securities Lending Collateral 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (o)	353	353
Total Short Term Investments (cost $154,361)		154,361
Total Investments 102.2% (cost $918,875)		957,047
Total Securities Sold Short (12.2)% (proceeds $106,526)		(114,485)
Total Purchased Options 0.1% (cost $773)		890
Other Derivative Instruments (0.3)%		(2,413)
Other Assets and Liabilities, Net 10.2%		94,997
Total Net Assets 100.0%		$936,036

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Shares subject to merger appraisal rights.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) All or a portion of the security is subject to a written call option.

(g) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(h) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $107,963 and 11.5%, respectively.

(i) Convertible security.

(j) Perpetual security.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $103.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Treasury inflation indexed note, par amount is adjusted for inflation.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (12.2%)
COMMON STOCKS (10.8%)
Consumer Discretionary (1.0%)
Bayerische Motoren Werke AG	(5)	$(481)
Carriage Services Inc.	(24)	(645)
Charter Communications Inc. - Class A	(1)	(263)
Daily Mail & General Trust - Class A	(23)	(202)
	Shares/Par†	Value
DISH Network Corp. - Class A	(39)	(2,450)
Eutelsat Communications Group SA	(9)	(238)
Expedia Inc.	(5)	(747)
Horizon Global Corp.	(31)	(449)
LGI Homes Inc.	(9)	(380)
Liberty SiriusXM Group - Class A	(22)	(936)
SES SA - FDR	(10)	(234)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Shutterfly Inc.	(1)	(39)
Taylor Wimpey Plc	(108)	(250)
Tesla Inc.	(3)	(925)
Time Warner Inc.	(1)	(107)
World Wrestling Entertainment Inc. - Class A	(32)	(644)
WPP Plc	(22)	(463)
		(9,453)
Consumer Staples (0.3%)
British American Tobacco Plc - ADR	(23)	(1,572)
Herbalife Ltd.	(5)	(373)
Marine Harvest ASA	(14)	(242)
Molson Coors Brewing Co. - Class B	(2)	(160)
Snyders-Lance Inc.	(20)	(716)
		(3,063)
Energy (0.6%)
Aegean Marine Petroleum Network Inc.	(82)	(480)
Delek US Holdings Inc.	(8)	(214)
Ensco Plc - Class A	(38)	(196)
EQT Corp.	(18)	(1,067)
Golar LNG Ltd.	(12)	(270)
Green Plains Renewable Energy Inc.	(108)	(2,223)
Idemitsu Kosan Co. Ltd.	(4)	(127)
Nabors Industries Ltd.	(18)	(144)
Neste Oil Oyj	(8)	(335)
Oasis Petroleum Inc.	(22)	(179)
Pembina Pipeline Corp.	(4)	(139)
SBM Offshore NV	(16)	(252)
		(5,626)
Financials (0.5%)
AmTrust Financial Services Inc.	(15)	(223)
Australia & New Zealand Banking Group Ltd.	(4)	(96)
Banco Bilbao Vizcaya Argentaria SA	(61)	(507)
Bendigo and Adelaide Bank Ltd.	(11)	(90)
Cowen Inc. - Class A	(21)	(333)
Element Financial Corp.	(42)	(289)
Encore Capital Group Inc.	(32)	(1,266)
Ezcorp Inc. - Class A	(43)	(327)
HCI Group Inc.	(4)	(194)
Hercules Capital Inc.	(4)	(52)
LendingTree Inc.	(2)	(419)
PRA Group Inc.	(13)	(508)
Virtus Investment Partners Inc.	(6)	(613)
		(4,917)
Health Care (2.0%)
Allscripts-Misys Healthcare Solutions Inc.	(21)	(264)
AMAG Pharmaceuticals Inc.	(39)	(724)
Amicus Therapeutics Inc.	(189)	(1,906)
Becton Dickinson & Co.	(17)	(3,350)
BioMarin Pharmaceutical Inc.	(4)	(394)
Clovis Oncology Inc.	(15)	(1,364)
Dermira Inc.	(12)	(354)
DexCom Inc.	(8)	(574)
Elekta AB - Class B	(21)	(201)
Emergent BioSolutions Inc.	(30)	(1,026)
Flexion Therapeutics Inc.	(22)	(449)
Innoviva Inc.	(18)	(231)
Insulet Corp.	(12)	(605)
Intercept Pharmaceuticals Inc.	(3)	(391)
Invacare Corp.	(14)	(183)
Medicines Co.	(17)	(631)
Mediclinic International Plc	(19)	(188)
Neurocrine Biosciences Inc.	(15)	(668)
Nipro Corp.	(17)	(222)
Pacira Pharmaceuticals Inc.	(7)	(318)
PDL BioPharma Inc.	(207)	(511)
PTC Therapeutics Inc.	(10)	(177)
Quidel Corp.	(23)	(631)
Sucampo Pharmaceuticals Inc. - Class A	(50)	(530)
Teladoc Inc.	(20)	(706)
Wright Medical Group NV	(69)	(1,895)
		(18,493)
Industrials (0.8%)
Aerojet Rocketdyne Holdings Inc.	(45)	(934)
	Shares/Par†	Value
Airbus SE	(6)	(483)
Arconic Inc.	(3)	(72)
Atlas Air Worldwide Holdings Inc.	(14)	(710)
Boeing Co.	(3)	(534)
Eiffage SA	(5)	(477)
Galiform Plc	(45)	(241)
Greenbrier Cos. Inc.	(10)	(448)
Groupe Eurotunnel SE	(17)	(182)
Kaman Corp.	(5)	(269)
Keyw Holding Corp.	(32)	(296)
Kone Oyj - Class B	(9)	(484)
Mirait Holdings Corp.	(12)	(129)
Navistar International Corp.	(9)	(233)
Pitney Bowes Inc.	(3)	(48)
Vestas Wind Systems A/S	(8)	(781)
Vinci SA	(6)	(480)
Weir Group Plc	(22)	(507)
WW Grainger Inc.	(1)	(139)
		(7,447)
Information Technology (4.0%)
Alibaba Group Holding Ltd. - ADS	(98)	(13,907)
Blackhawk Network Holdings Inc.	(13)	(559)
Bottomline Technologies Inc.	(5)	(134)
BroadSoft Inc.	(21)	(887)
CalAmp Corp.	(8)	(162)
Carbonite Inc.	(28)	(615)
Citrix Systems Inc.	(8)	(655)
Cornerstone OnDemand Inc.	(1)	(46)
CSG Systems International Inc.	(4)	(180)
Cypress Semiconductor Corp.	(41)	(554)
HubSpot Inc.	(5)	(359)
Ingenico	(2)	(194)
Inphi Corp.	(8)	(274)
InterDigital Inc.	(8)	(625)
Knowles Corp.	(52)	(877)
Microchip Technology Inc.	(35)	(2,689)
Nuance Communications Inc.	(35)	(612)
ON Semiconductor Corp.	(36)	(511)
OSI Systems Inc.	(5)	(364)
RealPage Inc.	(15)	(551)
ServiceNow Inc.	(13)	(1,348)
Silicon Laboratories Inc.	(5)	(318)
Square Inc. - Class A	(13)	(310)
Synaptics Inc.	(6)	(316)
Tencent Holdings Ltd.	(205)	(7,329)
TiVo Corp.	(5)	(100)
Viavi Solutions Inc.	(47)	(498)
WebMD Health Corp.	(16)	(963)
Yahoo! Japan Corp.	(60)	(261)
Zillow Group Inc. - Class C	(24)	(1,152)
		(37,350)
Materials (0.3%)
AK Steel Holding Corp.	(153)	(1,006)
Cemex SAB de CV - ADR	(43)	(404)
Givaudan SA	—	(483)
Pretium Resources Inc.	(20)	(192)
Symrise AG	(5)	(343)
TerraVia Holdings Inc.	(140)	(33)
		(2,461)
Real Estate (0.8%)
American Homes For Rent - Class A	(58)	(1,317)
Care Capital Properties Inc.	—	(3)
Colony NorthStar Inc. - Class A	(14)	(191)
Colony Starwood Homes	(68)	(2,319)
Forest City Realty Trust Inc. - Class A	(57)	(1,382)
IMMOFINANZ AG	(74)	(170)
New York Mortgage Trust Inc.	(19)	(119)
Pennsylvania REIT	(5)	(54)
Redwood Trust Inc.	(19)	(323)
RLJ Lodging Trust	(52)	(1,036)
Starwood Property Trust Inc.	(6)	(129)
Unibail-Rodamco SE	(1)	(240)
Ventas Inc.	—	(34)
		(7,317)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Telecommunication Services (0.4%)
AT&T Inc.	(15)	(553)
CenturyLink Inc.	(120)	(2,868)
KDDI Corp.	(18)	(488)
		(3,909)
Utilities (0.1%)
CLP Holdings Ltd.	(46)	(487)
Drax Group Plc	(53)	(227)
Kyushu Electric Power Co. Inc.	(24)	(293)
	Shares/Par†	Value
National Grid Plc	(35)	(437)
		(1,444)
Total Common Stocks (proceeds $93,605)		(101,480)
INVESTMENT COMPANIES (1.4%)
iShares 7-10 Year Treasury Bond Fund ETF	(33)	(3,562)
iShares Dow Jones US Utilities Sector Index Fund	(18)	(2,387)
iShares MSCI Emerging Markets ETF	(62)	(2,558)
iShares Russell 2000 ETF	(7)	(1,040)
SPDR S&P 500 ETF Trust	(14)	(3,458)
Total Investment Companies (proceeds $12,921)		(13,005)
Total Securities Sold Short (12.2%) (proceeds $106,526)		$(114,485)

Summary of Investments by Country^	Total Long Term Investments
Argentina	1.1%
Australia	0.3
Austria	0.2
Belgium	0.3
Bermuda	0.1
Brazil	1.9
Canada	1.3
Chile	0.1
China	1.2
Colombia	0.3
Denmark	0.1
Ecuador	0.1
France	1.7
Germany	0.7
Greece	0.3
Hong Kong	0.1
Hungary	0.1
India	0.7
Indonesia	0.3
Ireland	0.6
Israel	0.9
Italy	1.6
Japan	0.4
Jersey	0.3
Kuwait	—
Luxembourg	1.2
Malaysia	0.2
Mexico	2.1
Netherlands	3.2
Norway	0.1
Panama	0.1
Poland	0.2
Russian Federation	1.2
Singapore	—
South Africa	1.9
South Korea	1.0
Spain	0.3
Sweden	0.1
Switzerland	0.4
Taiwan	0.2
Thailand	0.2
Turkey	0.8
United Arab Emirates	0.3
United Kingdom	3.1
United States of America	68.7
Uruguay	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Berry Petroleum Co.	02/27/17	$—	$—	—%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Berry Petroleum Co.	03/15/17	21	15	—
Berry Petroleum Co. Escrow	03/15/17	—	—	—
Berry Petroleum Corp. - Series A	02/27/17	16	19	—
Compiler Finance Sub Inc., 7.00%, 05/01/21	05/01/15	33	20	—
Esterline Technologies Corp.	07/09/15	1,234	1,456	0.2
Lenta Ltd.	10/22/15	469	377	—
Nexeo Solutions Inc.	12/07/16	838	793	0.1
WL Ross Holding Corp.	06/09/16	71	41	—
WLRS Fund I LLC	06/09/16	46	30	—
		$2,728	$2,751	0.3%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Interest Rate	(33)	December 2017	EUR	(8,274)	$—	$—
90-Day Eurodollar	(137)	September 2017		(33,788)	1	2
90-Day Eurodollar	(268)	December 2017		(66,040)	10	29
90-Day Eurodollar	(109)	December 2017		(26,830)	4	(18)
90-Day Eurodollar	57	March 2018		14,004	(3)	24
90-Day Eurodollar	(48)	June 2018		(11,810)	3	6
90-Day Eurodollar	(9)	September 2018		(2,209)	1	(2)
90-Day Eurodollar	99	December 2018		24,336	(7)	(32)
90-Day Eurodollar	(11)	December 2018		(2,696)	1	(5)
Australia Commonwealth Treasury Bond, 10-Year	(7)	September 2017	AUD	(918)	5	11
Australian Dollar	17	September 2017		1,282	1	23
British Pound	3	September 2017		238	—	7
Canadian Dollar	61	September 2017		4,569	16	142
Canadian Government Bond, 10-Year	6	September 2017	CAD	872	(4)	(22)
Euro FX Currency	8	September 2017		1,142	—	4
Euro-Bobl	(19)	September 2017	EUR	(2,527)	1	28
Euro-BTP	26	September 2017	EUR	3,504	(1)	9
Euro-Bund	(355)	September 2017	EUR	(58,336)	119	996
Euro-Buxl	(11)	September 2017	EUR	(1,842)	13	50
Euro-OAT	32	September 2017	EUR	4,803	(8)	(59)
Japanese Government Bond, 10-Year	(5)	September 2017	JPY	(753,796)	15	29
Japanese Yen Future	(10)	September 2017		(1,135)	5	21
Mexican Peso	13	September 2017		356	(2)	(2)
Russian Ruble	13	September 2017		537	6	6
U.K. Long Gilt	(39)	September 2017	GBP	(4,979)	6	107
U.S. Treasury Long Bond	213	September 2017		32,859	(120)	(124)
U.S. Treasury Note, 10-Year	(88)	September 2017		(11,091)	27	45
U.S. Treasury Note, 2-Year	(29)	September 2017		(6,276)	3	8
U.S. Treasury Note, 5-Year	1,106	September 2017		130,762	(200)	(436)
Ultra Long Term U.S. Treasury Bond	124	September 2017		20,326	(85)	243
					$(193)	$1,090

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance	Receiving	1.12%	01/25/19	CAD	16,550	$8	$51
3-Month Canada Bankers Acceptance	Receiving	1.13%	03/07/19	CAD	12,300	7	39
3-Month LIBOR	Receiving	1.90%	11/30/22		42,851	83	190
3-Month LIBOR	Receiving	1.50%	05/15/23		3,968	8	117
3-Month LIBOR	Receiving	1.27%	05/15/23		16,384	34	700
3-Month LIBOR	Receiving	1.74%	05/23/26		8,820	25	360
3-Month LIBOR	Receiving	1.74%	05/27/26		5,500	16	226
3-Month LIBOR	Receiving	1.58%	06/13/26		1,320	4	72
3-Month LIBOR	Receiving	1.74%	11/15/41		6,160	26	953
3-Month LIBOR	Receiving	1.93%	02/15/42		3,040	13	363
3-Month LIBOR	Receiving	2.73%	11/15/43		2,480	12	(86)
3-Month LIBOR	Receiving	2.63%	11/15/43		2,484	12	(38)
3-Month LIBOR	Receiving	2.55%	11/15/43		2,940	14	4
3-Month LIBOR	Receiving	2.47%	11/15/43		3,024	14	72
3-Month LIBOR	Receiving	2.59%	11/04/45		2,940	15	(17)
3-Month LIBOR	Paying	1.64%	03/09/19		2,120	(1)	3

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Paying	1.14%	10/17/19		6,520	(4)	(75)
3-Month LIBOR	Paying	1.67%	06/14/20		8,060	(7)	(13)
3-Month LIBOR	Paying	1.34%	06/01/21		11,010	(13)	(211)
3-Month LIBOR	Paying	1.19%	06/13/21		1,330	(2)	(34)
3-Month LIBOR	Paying	1.22%	06/27/21		5,710	(7)	(140)
3-Month LIBOR	Paying	2.05%	03/31/22		1,500	(2)	8
6-Month British Bankers' Association Yen LIBOR	Receiving	0.13%	06/20/24	JPY	645,100	7	14
6-Month British Bankers' Association Yen LIBOR	Receiving	0.79%	04/19/47	JPY	158,000	11	20
Mexican Interbank Rate	Paying	7.19%	04/13/20	MXN	22,500	—	15
Mexican Interbank Rate	Paying	7.11%	04/14/20	MXN	99,300	(2)	52
Mexican Interbank Rate	Paying	7.08%	04/15/20	MXN	58,900	(1)	29
Mexican Interbank Rate	Paying	7.09%	04/15/20	MXN	40,400	(1)	20
Mexican Interbank Rate	Paying	7.44%	05/28/20	MXN	85,700	(1)	88
Mexican Interbank Rate	Paying	7.40%	05/29/20	MXN	41,600	(1)	40
Mexican Interbank Rate	Paying	7.34%	06/01/20	MXN	84,400	(1)	75
						$266	$2,897

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.HY.28	5.00%	06/20/22	12,020	$(824)	$(23)	$44
				$(824)	$(23)	$44
Credit default swap agreements - sell protection[2]
CDX.NA.IG.27	1.00%	12/20/21	(1,450)	$30	$1	$13
CDX.NA.IG.28	1.00	06/20/22	(9,950)	185	5	8
iTraxx Europe Crossover Series 24	5.00	12/20/20	(652)	81	—	8
iTraxx Europe Crossover Series 25	5.00	06/20/21	(650)	85	—	22
				$381	$6	$51

Exchange Traded Futures Options
	Purchased (Written) Contracts†	Exercise Price		Expiration	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Interest Options
Euro-Bobl	19	EUR	134.25	07/21/17	$—	$—
Euro-Bund	9	EUR	165.00	07/21/17	3	27
Euro-Bund	(6)	EUR	165.00	08/25/17	—	4
Euro-Bund	6	EUR	164.50	07/21/17	2	14
Euro-Bund	(16)	EUR	163.50	07/21/17	(4)	(25)
Euro-Bund	(13)	EUR	164.00	08/25/17	(3)	(26)
Euro-Bund	(10)	EUR	163.50	08/25/17	(3)	(9)
Euro-Bund	(32)	EUR	164.00	08/25/17	3	10
Euro-Bund	(19)	EUR	162.00	08/25/17	(4)	(11)
Euro-Bund	34	EUR	170.50	07/21/17	—	—
Euro-Bund	(2)	EUR	162.50	07/21/17	—	—
Euro-Bund	(46)	EUR	165.00	07/21/17	1	22
Euro-Bund	375	EUR	170.00	07/21/17	—	(5)
Euro-Bund	(6)	EUR	162.50	07/21/17	(1)	(6)
Euro-Bund	(22)	EUR	162.00	07/21/17	(3)	(6)
Euro-Bund	(8)	EUR	164.00	07/21/17	—	3
Euro-Bund	(11)	EUR	164.00	07/21/17	(3)	(20)
					$(12)	$(28)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	127.00	07/21/17	13	$1
10-Year U.S. Treasury Note Future	Call	127.00	07/21/17	3	—
10-Year U.S. Treasury Note Future	Call	127.00	07/21/17	4	—
10-Year U.S. Treasury Note Future	Call	127.00	07/21/17	13	1
10-Year U.S. Treasury Note Future	Call	126.00	07/21/17	6	2
10-Year U.S. Treasury Note Future	Call	125.75	07/21/17	6	2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
10-Year U.S. Treasury Note Future	Call	127.00	07/21/17	12	1
10-Year U.S. Treasury Note Future	Call	126.00	07/21/17	7	2
10-Year U.S. Treasury Note Future	Call	127.00	07/21/17	13	1
10-Year U.S. Treasury Note Future	Call	127.50	07/21/17	4	—
10-Year U.S. Treasury Note Future	Call	127.50	07/21/17	6	—
10-Year U.S. Treasury Note Future	Call	125.75	07/21/17	16	7
10-Year U.S. Treasury Note Future	Call	126.00	07/21/17	10	3
10-Year U.S. Treasury Note Future	Call	126.50	07/21/17	5	1
10-Year U.S. Treasury Note Future	Call	127.00	07/21/17	9	1
10-Year U.S. Treasury Note Future	Call	131.50	07/21/17	238	—
10-Year U.S. Treasury Note Future	Call	126.50	07/21/17	16	3
10-Year U.S. Treasury Note Future	Call	127.50	07/21/17	4	—
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	1	1
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	3	2
10-Year U.S. Treasury Note Future	Put	126.50	07/21/17	12	14
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	11	8
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	6	5
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	6	5
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	10	8
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	3	2
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	20	15
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	6	5
2-Year U.S. Treasury Note Future	Call	108.75	07/21/17	29	—
5-Year U.S. Treasury Note Future	Call	118.50	07/21/17	6	—
5-Year U.S. Treasury Note Future	Call	118.50	07/21/17	6	—
5-Year U.S. Treasury Note Future	Call	118.50	07/21/17	13	1
5-Year U.S. Treasury Note Future	Call	118.00	07/21/17	32	—
5-Year U.S. Treasury Note Future	Call	118.75	08/25/17	6	1
5-Year U.S. Treasury Note Future	Call	118.50	08/25/17	13	3
5-Year U.S. Treasury Note Future	Call	118.75	08/25/17	20	3
5-Year U.S. Treasury Note Future	Put	115.00	07/21/17	347	5
5-Year U.S. Treasury Note Future	Put	115.25	07/21/17	26	—
5-Year U.S. Treasury Note Future	Put	114.75	07/21/17	588	9
Australian Dollar Future	Put	0.75	07/07/17	3	—
Australian Dollar Future	Put	0.75	07/07/17	5	—
Australian Dollar Future	Put	0.75	07/07/17	3	—
Australian Dollar Future	Put	0.75	07/07/17	6	—
Canadian Dollar Future	Call	0.75	07/07/17	2	5
Canadian Dollar Future	Call	0.75	07/07/17	1	3
Euro FX Currency Future	Call	1.13	07/07/17	3	8
Euro FX Currency Future	Call	1.13	07/07/17	3	6
Euro FX Currency Future	Call	1.13	07/07/17	1	3
Euro FX Currency Future	Call	1.13	07/07/17	3	8
Japanese Yen Future	Put	0.91	07/07/17	7	17
Japanese Yen Future	Put	0.91	07/07/17	7	17
Japanese Yen Future	Put	0.90	07/07/17	3	4
Japanese Yen Future	Put	0.90	07/07/17	6	8
Japanese Yen Future	Put	0.92	08/04/17	5	17
Japanese Yen Future	Put	0.92	08/04/17	5	17
Japanese Yen Future	Put	0.91	08/04/17	2	6
Japanese Yen Future	Put	0.91	08/04/17	1	3
Japanese Yen Future	Put	0.91	08/04/17	3	8
U.S. Treasury Long Bond Future	Call	155.50	07/21/17	2	1
U.S. Treasury Long Bond Future	Call	155.50	07/21/17	1	—
U.S. Treasury Long Bond Future	Call	154.00	07/21/17	6	6
U.S. Treasury Long Bond Future	Call	155.50	07/21/17	3	1
U.S. Treasury Long Bond Future	Call	155.00	07/21/17	6	4
U.S. Treasury Long Bond Future	Call	156.00	07/21/17	6	2
U.S. Treasury Long Bond Future	Call	156.00	07/21/17	3	1
U.S. Treasury Long Bond Future	Put	157.00	07/21/17	6	21
U.S. Treasury Long Bond Future	Put	156.50	07/21/17	13	40
U.S. Treasury Long Bond Future	Put	143.00	07/21/17	170	8
U.S. Treasury Long Bond Future	Put	144.00	07/21/17	113	7
Ultra Long Term U.S. Treasury Bond Future	Put	147.00	07/21/17	20	—
Ultra Long Term U.S. Treasury Bond Future	Put	146.00	07/21/17	12	—
Ultra Long Term U.S. Treasury Bond Future	Put	148.00	07/21/17	25	—
Ultra Long Term U.S. Treasury Bond Future	Put	147.00	07/21/17	21	—
					$333
Index Options
S&P 500 Index	Put	2,400.00	09/15/17	21	$76
					$76

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
AK Steel Holding Corp.	Call	7.00	07/21/17	215	$5
AK Steel Holding Corp.	Call	7.00	07/21/17	216	5
AK Steel Holding Corp.	Call	7.00	07/28/17	87	3
AK Steel Holding Corp.	Call	7.00	07/28/17	43	2
AK Steel Holding Corp.	Call	7.00	07/28/17	86	3
Ashland Global Holdings Inc. ‡	Put	100.00	07/21/17	23	—
Ashland Global Holdings Inc.	Put	55.00	10/20/17	68	4
AT&T Inc.	Put	37.00	10/20/17	23	3
AT&T Inc.	Put	37.00	10/20/17	40	6
AT&T Inc.	Put	37.00	10/20/17	40	6
AT&T Inc.	Put	37.00	10/20/17	31	4
AT&T Inc.	Put	37.00	10/20/17	24	3
AT&T Inc.	Put	37.00	10/20/17	36	5
AT&T Inc.	Put	37.00	10/20/17	23	3
AT&T Inc.	Put	37.00	10/20/17	59	8
AT&T Inc.	Put	37.00	10/20/17	124	17
AT&T Inc.	Put	37.00	10/20/17	9	1
AT&T Inc.	Put	37.00	10/20/17	64	9
AT&T Inc.	Put	37.00	10/20/17	12	2
AT&T Inc.	Put	37.00	10/20/17	181	25
AT&T Inc.	Put	37.00	10/20/17	49	7
AT&T Inc.	Put	37.00	10/20/17	70	10
AT&T Inc.	Put	37.00	10/20/17	35	5
AT&T Inc.	Put	37.00	10/20/17	15	2
AT&T Inc.	Put	37.00	10/20/17	119	16
AT&T Inc.	Put	37.00	10/20/17	29	4
AT&T Inc.	Put	37.00	10/20/17	24	3
AT&T Inc.	Put	37.00	10/20/17	10	1
AT&T Inc.	Put	37.00	10/20/17	12	2
Atlas Air Worldwide Holdings Inc.	Call	55.00	08/18/17	22	4
Blackhawk Network Holdings Inc.	Call	45.00	08/18/17	16	3
Blackhawk Network Holdings Inc.	Call	45.00	08/18/17	2	—
Cemex SAB de CV	Call	9.00	07/21/17	216	12
CSG Systems International Inc.	Call	45.00	07/21/17	42	—
Cypress Semiconductor Corp.	Call	14.00	07/21/17	216	8
Dow Chemical Co.	Put	57.50	09/15/17	4	—
EI du Pont de Nemours & Co.	Put	72.50	07/21/17	153	2
Emergent BioSolutions Inc.	Call	35.00	09/15/17	87	17
Energy Select Sector SPDR Fund	Call	66.00	07/21/17	148	8
Energy Select Sector SPDR Fund	Call	66.00	07/21/17	99	5
Energy Select Sector SPDR Fund	Call	66.00	07/21/17	99	5
Financial Select Sector SPDR Fund	Call	25.00	08/18/17	247	9
Financial Select Sector SPDR Fund	Call	26.00	08/18/17	247	3
Intercept Pharmaceuticals Inc.	Call	135.00	07/28/17	21	4
InterDigital Inc.	Call	85.00	07/21/17	26	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	3	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	2	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	4	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	1	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	5	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	14	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	2	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	8	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	7	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	2	—
Molson Coors Brewing Co.	Call	92.50	10/20/17	26	4
Nabors Industries Ltd.	Call	9.00	12/15/17	87	9
Pacira Pharmaceuticals Inc.	Call	50.00	08/18/17	25	7
ServiceNow Inc.	Call	113.00	07/21/17	28	2
ServiceNow Inc.	Call	113.00	07/21/17	15	1
SPDR S&P 500 ETF Trust	Put	230.00	12/15/17	108	50
Teck Resources Ltd.	Call	22.00	08/18/17	89	1
TiVo Corp.	Call	21.00	07/21/17	27	—
TiVo Corp.	Call	21.00	07/21/17	10	—
TiVo Corp.	Call	21.00	07/21/17	3	—
TiVo Corp.	Call	21.00	07/21/17	3	—
VanEck Vectors Semiconductor ETF	Put	86.00	08/18/17	1	1
VanEck Vectors Semiconductor ETF	Put	86.00	08/18/17	50	26
					$345

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

‡ The reference entity of this option was subject to a spin off transaction. The purchaser of this option has the right to jointly purchase 274 shares of Valvoline Inc. for every 100 shares of Ashland Global Holdings Inc. from the seller (writer) of the option.

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Chilean Peso versus USD	GSC	Call	CLP	693.00	08/30/17	600,000	$2
Chinese Offshore Yuan versus USD	BOA	Call	CNH	7.00	08/24/17	2,490,000	2
Colombian Peso versus USD	GSC	Call	COP	3,050.00	08/30/17	600,000	14
Canadian Dollar versus USD	JPM	Put	CAD	1.36	07/07/17	1,270,000	63
Euro versus USD	GSC	Put	EUR	1.15	08/17/17	2,500,000	19
Mexican Peso versus USD	GSC	Put	MXN	18.19	08/17/17	2,500,000	36
							$136

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	128.00	08/25/17	12	$(2)
10-Year U.S. Treasury Note Future	Call	127.00	08/25/17	6	(2)
10-Year U.S. Treasury Note Future	Call	127.00	08/25/17	6	(2)
10-Year U.S. Treasury Note Future	Call	127.00	08/25/17	7	(2)
10-Year U.S. Treasury Note Future	Call	126.50	08/25/17	19	(8)
10-Year U.S. Treasury Note Future	Call	127.00	08/25/17	6	(2)
10-Year U.S. Treasury Note Future	Put	125.50	07/21/17	6	(3)
10-Year U.S. Treasury Note Future	Put	125.50	07/21/17	3	(1)
10-Year U.S. Treasury Note Future	Put	125.50	07/21/17	3	(1)
10-Year U.S. Treasury Note Future	Put	125.50	07/21/17	3	(1)
10-Year U.S. Treasury Note Future	Put	124.00	07/21/17	12	(1)
10-Year U.S. Treasury Note Future	Put	124.00	07/21/17	25	(3)
5-Year U.S. Treasury Note Future	Call	118.75	07/21/17	19	(1)
5-Year U.S. Treasury Note Future	Call	118.75	07/21/17	7	—
5-Year U.S. Treasury Note Future	Call	118.25	07/21/17	6	—
5-Year U.S. Treasury Note Future	Call	119.75	08/25/17	6	—
5-Year U.S. Treasury Note Future	Put	118.00	07/21/17	6	(2)
5-Year U.S. Treasury Note Future	Put	118.00	07/21/17	7	(3)
5-Year U.S. Treasury Note Future	Put	118.00	07/21/17	7	(3)
5-Year U.S. Treasury Note Future	Put	118.00	07/21/17	6	(2)
5-Year U.S. Treasury Note Future	Put	118.00	07/21/17	6	(2)
British Pound Future	Call	1.28	07/07/17	3	(5)
British Pound Future	Call	1.28	07/07/17	3	(5)
British Pound Future	Call	1.28	07/07/17	3	(5)
Euro FX Currency Future	Call	1.13	08/04/17	3	(7)
Euro FX Currency Future	Call	1.13	08/04/17	3	(7)
Euro FX Currency Future	Call	1.17	09/08/17	3	(2)
Euro FX Currency Future	Call	1.17	09/08/17	3	(2)
Euro FX Currency Future	Put	1.11	08/04/17	1	—
Euro FX Currency Future	Put	1.11	08/04/17	2	—
Japanese Yen Future	Call	0.90	07/07/17	3	—
Japanese Yen Future	Call	0.90	07/07/17	3	—
Japanese Yen Future	Call	0.91	07/07/17	3	—
Japanese Yen Future	Call	0.91	07/07/17	3	—
Japanese Yen Future	Put	0.91	07/07/17	3	(6)
Japanese Yen Future	Put	0.89	07/07/17	1	—
Japanese Yen Future	Put	0.89	07/07/17	1	—
Japanese Yen Future	Put	0.91	07/07/17	3	(6)
Japanese Yen Future	Put	0.88	07/07/17	3	—
Japanese Yen Future	Put	0.87	07/07/17	3	—
Japanese Yen Future	Put	0.87	07/07/17	3	—
Japanese Yen Future	Put	0.88	07/07/17	3	—
U.S. Treasury Long Bond Future	Call	158.00	07/21/17	2	—
U.S. Treasury Long Bond Future	Call	158.00	07/21/17	2	—
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	6	(1)
U.S. Treasury Long Bond Future	Call	158.00	07/21/17	2	—
U.S. Treasury Long Bond Future	Call	158.00	07/21/17	3	—
U.S. Treasury Long Bond Future	Call	159.00	07/21/17	7	(1)
U.S. Treasury Long Bond Future	Call	159.00	07/21/17	6	(1)
U.S. Treasury Long Bond Future	Call	160.00	07/21/17	1	—
U.S. Treasury Long Bond Future	Call	160.00	07/21/17	4	—
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	7	(2)
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	3	(1)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	10	(2)
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	6	(1)
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	157.00	07/21/17	3	(1)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	2	(1)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	6	(4)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	2	(1)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	2	(1)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	2	(1)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	3	(2)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	1	(1)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	3	(2)
U.S. Treasury Long Bond Future	Call	158.00	08/25/17	3	(1)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	6	(4)
U.S. Treasury Long Bond Future	Call	158.00	08/25/17	11	(5)
U.S. Treasury Long Bond Future	Call	158.00	08/25/17	2	(1)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	10	(7)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	10	(7)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	3	(2)
U.S. Treasury Long Bond Future	Call	157.00	08/25/17	19	(13)
U.S. Treasury Long Bond Future	Put	152.00	07/21/17	8	(5)
U.S. Treasury Long Bond Future	Put	155.00	07/21/17	2	(4)
U.S. Treasury Long Bond Future	Put	155.00	07/21/17	3	(6)
U.S. Treasury Long Bond Future	Put	154.00	07/21/17	10	(14)
U.S. Treasury Long Bond Future	Put	152.00	07/21/17	3	(2)
U.S. Treasury Long Bond Future	Put	152.00	07/21/17	3	(2)
U.S. Treasury Long Bond Future	Put	155.00	07/21/17	3	(6)
U.S. Treasury Long Bond Future	Put	155.00	07/21/17	3	(6)
U.S. Treasury Long Bond Future	Put	155.50	07/21/17	3	(7)
U.S. Treasury Long Bond Future	Put	155.50	07/21/17	3	(7)
U.S. Treasury Long Bond Future	Put	155.00	07/21/17	3	(6)
U.S. Treasury Long Bond Future	Put	155.00	07/21/17	3	(6)
U.S. Treasury Long Bond Future	Put	155.00	07/21/17	3	(6)
U.S. Treasury Long Bond Future	Put	153.00	08/25/17	8	(13)
U.S. Treasury Long Bond Future	Put	153.00	08/25/17	2	(3)
U.S. Treasury Long Bond Future	Put	151.00	08/25/17	3	(3)
U.S. Treasury Long Bond Future	Put	151.00	08/25/17	3	(3)
U.S. Treasury Long Bond Future	Put	151.00	08/25/17	3	(3)
					$(256)
Index Options
S&P 500 Index	Put	2,250.00	09/15/17	21	$(26)
					$(26)
Options on Securities
AK Steel Holding Corp.	Put	5.50	07/28/17	43	$(1)
AK Steel Holding Corp.	Put	5.50	07/28/17	86	(1)
AK Steel Holding Corp.	Put	5.50	07/28/17	215	(3)
AK Steel Holding Corp.	Put	5.50	07/28/17	87	(1)
Ashland Global Holdings Inc. ‡	Call	130.00	07/21/17	23	(8)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	75	(29)
AT&T Inc.	Call	41.00	10/20/17	72	(1)
AT&T Inc.	Call	41.00	10/20/17	73	(1)
AT&T Inc.	Call	41.00	10/20/17	77	(1)
AT&T Inc.	Call	41.00	10/20/17	31	(1)
AT&T Inc.	Call	41.00	10/20/17	44	(1)
AT&T Inc.	Call	41.00	10/20/17	47	(1)
AT&T Inc.	Call	41.00	10/20/17	30	(1)
AT&T Inc.	Call	41.00	10/20/17	235	(4)
AT&T Inc.	Call	41.00	10/20/17	161	(3)
AT&T Inc.	Call	41.00	10/20/17	11	—
AT&T Inc.	Call	41.00	10/20/17	83	(1)
AT&T Inc.	Call	41.00	10/20/17	16	—
AT&T Inc.	Call	41.00	10/20/17	64	(1)
AT&T Inc.	Call	41.00	10/20/17	31	(1)
AT&T Inc.	Call	41.00	10/20/17	92	(2)
AT&T Inc.	Call	41.00	10/20/17	63	(1)
AT&T Inc.	Call	41.00	10/20/17	20	—
AT&T Inc.	Call	41.00	10/20/17	156	(3)
AT&T Inc.	Call	41.00	10/20/17	39	(1)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
AT&T Inc.	Call	41.00	10/20/17	31	(1)
AT&T Inc.	Call	41.00	10/20/17	16	—
AT&T Inc.	Call	41.00	10/20/17	14	—
Atlas Air Worldwide Holdings Inc.	Put	50.00	08/18/17	22	(4)
Blackhawk Network Holdings Inc.	Put	40.00	08/18/17	4	—
Blackhawk Network Holdings Inc.	Put	40.00	08/18/17	31	(3)
CenturyLink Inc.	Call	24.00	07/21/17	224	(12)
CenturyLink Inc.	Call	24.00	07/21/17	256	(14)
CenturyLink Inc.	Call	24.00	07/21/17	88	(5)
CenturyLink Inc.	Call	24.00	07/21/17	29	(2)
CenturyLink Inc.	Call	24.00	07/21/17	122	(7)
CenturyLink Inc.	Call	24.00	07/21/17	49	(3)
CenturyLink Inc.	Call	24.00	09/15/17	120	(13)
CSG Systems International Inc.	Put	40.00	07/21/17	14	(1)
Dow Chemical Co.	Call	65.00	09/15/17	9	(1)
EI du Pont de Nemours & Co.	Call	77.50	07/21/17	153	(60)
EI du Pont de Nemours & Co.	Call	82.50	09/15/17	27	(5)
EI du Pont de Nemours & Co.	Call	82.50	09/15/17	27	(5)
Emergent BioSolutions Inc.	Put	30.00	09/15/17	87	(7)
Energy Select Sector SPDR Fund	Put	63.00	07/21/17	99	(4)
Energy Select Sector SPDR Fund	Put	63.00	07/21/17	99	(4)
Energy Select Sector SPDR Fund	Put	63.00	07/21/17	148	(6)
Financial Select Sector SPDR Fund	Put	24.00	08/18/17	247	(6)
Financial Select Sector SPDR Fund	Put	24.00	08/18/17	247	(6)
Intercept Pharmaceuticals Inc.	Put	115.00	08/18/17	21	(11)
Intercept Pharmaceuticals Inc.	Put	100.00	09/15/17	5	(1)
InterDigital Inc.	Put	75.00	07/21/17	26	(3)
Microchip Technology Inc.	Put	75.00	08/18/17	43	(10)
Molson Coors Brewing Co.	Put	92.50	10/20/17	26	(20)
Nabors Industries Ltd.	Put	6.00	12/15/17	87	(4)
ServiceNow Inc.	Put	103.00	07/21/17	28	(5)
ServiceNow Inc.	Put	103.00	07/21/17	15	(3)
SPDR S&P 500 ETF Trust	Put	212.00	12/15/17	107	(22)
TiVo Corp.	Put	17.00	07/21/17	3	—
TiVo Corp.	Put	17.00	07/21/17	10	—
TiVo Corp.	Put	17.00	07/21/17	3	—
TiVo Corp.	Put	17.00	07/21/17	27	—
VanEck Vectors Semiconductor ETF	Put	78.00	08/18/17	1	—
VanEck Vectors Semiconductor ETF	Put	78.00	08/18/17	50	(8)
					$(323)

‡ The reference entity of this option was subject to a spin off transaction. The purchaser of this option has the right to jointly purchase 274 shares of Valvoline Inc. for every 100 shares of Ashland Global Holdings Inc. from the seller (writer) of the option.

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Canadian Dollar versus USD	JPM	Call	CAD	1.38	07/07/17	1,270,000	$—
Mexican Peso versus USD	JPM	Put	MXN	18.74	07/27/17	1,950,000	(65)
South African Rand versus USD	JPM	Put	ZAR	12.74	08/10/17	1,200,000	(7)
							$(72)

Summary of Written Options
	Number of Contracts†	Notional† USD	Premiums
Options outstanding at December 31, 2016	2,850	4,112,000	$1,161
Options written during the period	17,544	10,470,000	5,422
Options closed during the period	(6,832)	—	(1,506)
Options exercised during the period	(3,975)	(3,950,000)	(2,240)
Options expired during the period	(4,612)	(6,212,000)	(1,931)
Options outstanding at June 30, 2017	4,975	4,420,000	$906

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	CIT	08/15/17	ARS	15,518	$914	$(12)
ARS/USD	CIT	10/17/17	ARS	7,820	447	(25)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	JPM	03/23/18	ARS	18,004	958	(15)
BRL/USD	BCL	07/20/17	BRL	8,300	2,496	13
CAD/USD	BOA	07/04/17	CAD	137	105	—
CAD/USD	BCL	07/20/17	CAD	1,640	1,265	34
CHF/USD	SSB	08/24/17	CHF	685	717	13
CNH/USD	CIT	07/20/17	CNH	34,995	5,155	22
CNH/USD	BOA	08/28/17	CNH	3,273	481	9
CNY/USD	BCL	07/20/17	CNY	10,040	1,479	3
COP/USD	GSC	07/05/17	COP	1,791,000	588	(2)
COP/USD	GSC	07/05/17	COP	1,841,625	604	4
COP/USD	BCL	09/01/17	COP	516,314	168	—
DKK/USD	SSB	08/24/17	DKK	4,516	696	15
EUR/USD	BCL	07/20/17	EUR	3,245	3,711	108
EUR/USD	SSB	07/21/17	EUR	543	621	7
EUR/USD	SSB	08/24/17	EUR	21,846	25,020	439
GBP/USD	BCL	07/20/17	GBP	2,023	2,636	103
GBP/USD	SSB	08/24/17	GBP	2,529	3,300	(2)
GBP/USD	SSB	08/24/17	GBP	3,052	3,982	32
GBP/USD	JPM	12/20/17	GBP	202	265	1
IDR/USD	JPM	07/20/17	IDR	9,826,528	736	1
INR/USD	BCL	07/20/17	INR	59,600	920	(2)
INR/USD	BCL	07/20/17	INR	339,199	5,236	28
KRW/USD	JPM	07/20/17	KRW	1,848,796	1,616	(10)
MXN/USD	BCL	07/20/17	MXN	14,021	770	(7)
MXN/USD	JPM	07/20/17	MXN	24,140	1,327	55
MXN/USD	JPM	07/31/17	MXN	13,322	731	41
NOK/USD	SSB	08/24/17	NOK	9,370	1,123	15
RUB/USD	BCL	07/20/17	RUB	38,896	657	6
RUB/USD	CIT	07/20/17	RUB	123,276	2,083	(52)
RUB/USD	CIT	07/20/17	RUB	42,971	726	14
RUB/USD	BOA	09/20/17	RUB	38,896	649	7
SEK/USD	SSB	08/24/17	SEK	16,098	1,916	63
TRY/USD	BOA	07/20/17	TRY	4,230	1,196	48
USD/AUD	BCL	07/20/17	AUD	(3,472)	(2,669)	(61)
USD/BRL	BCL	07/20/17	BRL	(5,252)	(1,580)	71
USD/BRL	BOA	07/20/17	BRL	(3,246)	(976)	8
USD/CAD	MLP	07/04/17	CAD	(103)	(79)	—
USD/CAD	SSB	07/05/17	CAD	(76)	(59)	—
USD/CAD	BCL	07/20/17	CAD	(200)	(154)	(8)
USD/CAD	SSB	07/21/17	CAD	(3,000)	(2,314)	(108)
USD/CAD	JPM	08/24/17	CAD	(331)	(255)	(6)
USD/CAD	JPM	08/24/17	CAD	(109)	(83)	—
USD/CAD	CIT	09/13/17	CAD	(910)	(703)	(26)
USD/CNH	CIT	07/20/17	CNH	(34,995)	(5,155)	(124)
USD/CNH	BCL	08/28/17	CNH	(3,273)	(481)	(9)
USD/CNH	CIT	10/19/17	CNH	(34,995)	(5,121)	(22)
USD/CNY	BCL	07/20/17	CNY	(10,040)	(1,479)	(38)
USD/CNY	BCL	10/19/17	CNY	(10,040)	(1,471)	(6)
USD/COP	GSC	07/05/17	COP	(3,632,625)	(1,192)	14
USD/DKK	SSB	08/24/17	DKK	(3,254)	(501)	(9)
USD/EUR	SSB	07/05/17	EUR	(81)	(92)	—
USD/EUR	BCL	07/20/17	EUR	(12,565)	(14,364)	(832)
USD/EUR	BNP	07/20/17	EUR	(190)	(217)	(3)
USD/EUR	SSB	07/21/17	EUR	(1,462)	(1,671)	(40)
USD/EUR	JPM	07/27/17	EUR	(886)	(1,015)	(45)
USD/EUR	JPM	07/27/17	EUR	(2)	(3)	—
USD/EUR	GSC	08/21/17	EUR	(500)	(573)	(12)
USD/EUR	SSB	08/24/17	EUR	(37,568)	(43,026)	(837)
USD/EUR	CIT	09/13/17	EUR	(16,662)	(19,103)	(227)
USD/GBP	SSB	08/24/17	GBP	(6,350)	(8,283)	(74)
USD/GBP	CIT	09/13/17	GBP	(2,290)	(2,989)	(29)
USD/GBP	GSC	09/20/17	GBP	(2,375)	(3,101)	(87)
USD/GBP	JPM	12/20/17	GBP	(8,244)	(10,795)	(377)
USD/GBP	JPM	12/20/17	GBP	(319)	(417)	—
USD/GBP	JPM	12/27/17	GBP	(404)	(530)	(14)
USD/GBP	JPM	12/27/17	GBP	—	—	—
USD/HKD	SCB	07/05/17	HKD	(7,570)	(970)	—
USD/IDR	BCL	07/20/17	IDR	(1,669,700)	(125)	—
USD/IDR	JPM	07/20/17	IDR	(15,188,420)	(1,137)	—
USD/ILS	SSB	08/24/17	ILS	(2,964)	(851)	(28)
USD/INR	JPM	07/20/17	INR	(73,000)	(1,127)	1
USD/JPY	JPM	07/03/17	JPY	(56,743)	(504)	1
USD/JPY	BCL	07/20/17	JPY	(467,753)	(4,162)	122
USD/JPY	SSB	07/21/17	JPY	(128,542)	(1,144)	12
USD/JPY	SSB	08/24/17	JPY	(81,601)	(727)	8
USD/KRW	BOA	07/20/17	KRW	(1,848,796)	(1,616)	17
USD/KRW	JPM	07/20/17	KRW	(1,339,460)	(1,171)	14
USD/MXN	BCL	07/20/17	MXN	(46,472)	(2,553)	(41)
USD/MXN	BOA	07/20/17	MXN	(37,946)	(2,085)	(63)
USD/MXN	JPM	07/20/17	MXN	(30,858)	(1,695)	(44)
USD/MXN	GSC	08/21/17	MXN	(11,849)	(648)	(23)
USD/NOK	SSB	08/24/17	NOK	(3,388)	(406)	—
USD/PLN	BOA	07/20/17	PLN	(377)	(102)	(7)
USD/RUB	BCL	07/20/17	RUB	(96,159)	(1,625)	50
USD/RUB	BOA	09/20/17	RUB	(38,896)	(649)	(12)
USD/SEK	SSB	08/24/17	SEK	(23,300)	(2,774)	(89)
USD/TWD	BCL	07/20/17	TWD	(33,797)	(1,112)	(1)
USD/TWD	JPM	07/20/17	TWD	(35,960)	(1,182)	1
ZAR/USD	MSC	07/20/17	ZAR	7,260	553	30
ZAR/USD	JPM	08/14/17	ZAR	5,950	451	(4)
					$(82,518)	$(2,003)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Interbank Deposit Rate	Paying	BOA	12.49%	01/04/21	BRL	12,970	$—	$176
Brazil Interbank Deposit Rate	Paying	GSC	9.93%	01/02/19	BRL	32,500	—	118
							$—	$294

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Anglo American Capital Plc, 4.45%, 09/27/20	CSI	N/A	5.00%	12/20/20	$404	$(54)	$34	$(88)

OTC Contracts for Difference
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†	Unrealized Appreciation (Depreciation)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

58.Com Inc.	GSI	Federal Funds Effective Rate -0.89%	TBD	(17)		(732)	$(35)
OTC Contracts for Difference (continued)
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)
Advanced Info Service PCL	MBL	1-Month LIBOR -1.00%	TBD	(136)		(701)	(8)
AIA Group Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	143	HKD	8,165	(1)
Airports of Thailand PCL	GSI	Federal Funds Effective Rate -1.55%	TBD	(526)		(712)	(20)
Alibaba Group Holding Ltd.	GSI	Federal Funds Effective Rate +0.40%	TBD	38		5,208	93
Amorepacific Corp.	GSI	Federal Funds Effective Rate -0.55%	TBD	(1)		(272)	(1)
Antofagasta Plc	GSI	Sterling Overnight Index Average -0.55%	TBD	(30)	GBP	(228)	(17)
Aspen Pharmacare Holdings Ltd.	GSI	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(14)	ZAR	(3,731)	(12)
AU Optronics Corp.	GSI	Federal Funds Effective Rate -5.59%	TBD	(1,634)		(673)	(75)
Baidu Inc.	GSI	Federal Funds Effective Rate +0.40%	TBD	7		1,208	6
Bank of East Asia Ltd.	MBL	1-Month Hong Kong Interbank Offered Rate -1.00%	TBD	(148)	HKD	(5,001)	3
BGEO Group Plc	GSI	Sterling Overnight Index Average +0.40%	TBD	41	GBP	1,462	1
Biauto Holdings Ltd.	GSI	Federal Funds Effective Rate -1.19%	TBD	(15)		(412)	(11)
Cairn Energy Plc	GSI	Sterling Overnight Index Average +0.40%	TBD	251	GBP	445	(17)
Capital Environmet Holdings	GSI	1-Month Hong Kong Interbank Offered Rate -15.50%	TBD	(8,866)	HKD	(2,190)	—
Cathay Pacific Airways Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.35%	TBD	(478)	HKD	(5,841)	5
China Aircraft Leasing Group Holding Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -11.69%	TBD	(481)	HKD	(4,430)	6
China Life Insurance Co. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(174)	HKD	(4,185)	(1)
China Maple Leaf Educational Systems Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	700	HKD	4,767	(39)
China Pacific Insurance Group Co. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(100)	HKD	(2,985)	(35)
China Resource Beer Holdings Co.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(278)	HKD	(5,532)	7
China Resources Power Holdings Co. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(314)	HKD	(4,534)	(66)
China Taiping Insurance Holdings Co. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(167)	HKD	(3,260)	(8)
China Telecom Corp. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	2,360	HKD	8,897	10
China Unicom Hong Kong Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	538	HKD	6,155	11
China ZhengTong Auto Services Holdings Ltd.	GSI	Federal Funds Effective Rate +1.22%	TBD	339		1,036	61
Cie Financiere Richemont SA	GSI	South African Johannesburg Interbank Agreed Rate +6.80%	TBD	(32)	ZAR	(3,438)	—
CJ CGV	GSI	Federal Funds Effective Rate -5.94%	TBD	(13)		(796)	(11)
Commercial International Bank Egypt SAE - GDR	GSI	Federal Funds Effective Rate +0.80%	TBD	97		441	(13)
COSCO Shipping Ports Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -3.28%	TBD	(2,964)	HKD	(4,950)	(20)
COSCO Shipping Ports Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -3.28%	TBD	(1,478)	HKD	(5,068)	(50)
Country Garden Holdings Co. Ltd.	MBL	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(275)	HKD	(2,412)	(13)
DiGi.Com Bhd	GSI	Federal Funds Effective Rate -3.92%	TBD	(409)		(476)	(4)
Dongfang Electric Corp. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -1.50%	TBD	(824)	HKD	(5,620)	(20)
Eclat Textile Co. Ltd.	MBL	1-Month LIBOR -6.00%	TBD	(68)		(741)	(88)
Ecopetrol SA	GSI	Federal Funds Effective Rate -2.59%	TBD	(44)		(387)	(10)
Eugene Technology Co. Ltd.	GSI	Federal Funds Effective Rate +0.65%	TBD	45		708	8
Feng Tay Enterprise Co. Ltd.	MBL	1-Month LIBOR -4.00%	TBD	(179)		(707)	(84)
Fibria Celulose SA	GSI	Federal Funds Effective Rate -1.33%	TBD	(23)		(251)	15
Fresnillo Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(17)	GBP	(263)	8
Gazprom OAO - ADR	GSI	Federal Funds Effective Rate +0.85%	TBD	150		475	12
Gentera SAB de CV	GSI	Federal Funds Effective Rate +0.65%	TBD	511		810	(33)
Georgia Healthcare Group Plc	GSI	Sterling Overnight Index Average +0.40%	TBD	42	GBP	171	(26)
Grupo Sanborns SA de CV	GSI	Federal Funds Effective Rate +0.65%	TBD	2,281		1,616	40
Grupo Televisa SAB	GSI	Federal Funds Effective Rate -0.25%	TBD	(30)		(725)	(18)
Hangzhou Hikvision Digital	GSI	Federal Funds Effective Rate +0.90%	TBD	215		918	105
Hanjin Transportation Co.	GSI	Federal Funds Effective Rate -6.00%	TBD	(21)		(675)	5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Hanwha Corp.	GSI	Federal Funds Effective Rate +0.65%	TBD	19		781	22
OTC Contracts for Difference (continued)
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)
Henan Shuang Investment	GSI	Federal Funds Effective Rate +0.90%	TBD	195		637	46
Hite Jinro Co Ltd.	GSI	Federal Funds Effective Rate -1.50%	TBD	(30)		(626)	10
HK Electric Investments Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.75%	TBD	(431)	HKD	(3,091)	—
Hong Kong & China Gas Co. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(425)	HKD	(6,242)	(10)
Hong Kong Exchanges & Clearing Ltd.	MBL	1-Month Hong Kong Interbank Offered Rate -0.35%	TBD	(24)	HKD	(4,789)	(2)
Huadian Power International	MBL	1-Month Hong Kong Interbank Offered Rate -1.75%	TBD	(1,116)	HKD	(3,873)	(3)
Huaneng Power International Inc.	MBL	1-Month Hong Kong Interbank Offered Rate -0.35%	TBD	(784)	HKD	(4,500)	(1)
Hyundai Mobis	GSI	Federal Funds Effective Rate +0.65%	TBD	4		1,009	(35)
Iguatemi Empresa de Shopping Centers SA	GSI	Federal Funds Effective Rate +0.75%	TBD	24		231	4
Imperial Pacific International	GSI	1-Month Hong Kong Interbank Offered Rate -15.00%	TBD	(3,000)	HKD	(375)	1
Infosys Ltd.	GSI	Federal Funds Effective Rate -0.25%	TBD	(25)		(370)	(8)
Innolux Corp.	GSI	Federal Funds Effective Rate -2.25%	TBD	(1,484)		(704)	(72)
Jiangsu Yanghe Brewery	GSI	Federal Funds Effective Rate +0.90%	TBD	77		946	35
Kakao Corp.	GSI	Federal Funds Effective Rate -2.75%	TBD	(6)		(533)	4
Kangwon Land Inc.	GSI	Federal Funds Effective Rate -0.50%	TBD	(20)		(598)	—
Kasikornbank PCL - NVDR	GSI	Federal Funds Effective Rate -0.50%	TBD	(58)		(329)	(12)
Kuangchi Science Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -26.75%	TBD	(594)	HKD	(1,610)	(5)
Kweichow Moutai Co. Ltd.	GSI	Federal Funds Effective Rate +0.90%	TBD	17		1,136	21
LG Chem Ltd.	GSI	Federal Funds Effective Rate +0.65%	TBD	3		781	37
LG Display Co. Ltd.	GSI	Federal Funds Effective Rate -0.50%	TBD	(25)		(814)	2
Lotte Shopping Co. Ltd.	GSI	Federal Funds Effective Rate -3.00%	TBD	(3)		(777)	5
LPP SA	GSI	Federal Funds Effective Rate -6.00%	TBD	(0)		(691)	(18)
Maashan Iron & Steel Co.	GSI	1-Month Hong Kong Interbank Offered Rate -3.00%	TBD	(1,774)	HKD	(5,162)	(48)
Maxis Bhd	GSI	Federal Funds Effective Rate -4.13%	TBD	(330)		(433)	3
Metro Pacific Investments Corp.	GSI	Federal Funds Effective Rate +1.25%	TBD	3,726		458	14
MTN Group Ltd.	GSI	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(71)	ZAR	(7,848)	(17)
MTR Corp.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(149)	HKD	(6,512)	(59)
Natura Cosmeticos SA	GSI	Federal Funds Effective Rate -11.65%	TBD	(79)		(656)	47
New China Life Insurance Co. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(87)	HKD	(3,451)	2
Nongshim Co Ltd.	GSI	Federal Funds Effective Rate +0.65%	TBD	2		653	(27)
Paradise Co. Ltd.	GSI	Federal Funds Effective Rate -11.50%	TBD	(70)		(944)	60
Parkson Retail Group Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -1.75%	TBD	(4,693)	HKD	(5,960)	12
Petra Diamonds Ltd.	GSI	Sterling Overnight Index Average +0.40%	TBD	1,186	GBP	1,396	(132)
Prada SPA	MBL	1-Month Hong Kong Interbank Offered Rate -1.00%	TBD	(168)	HKD	(4,807)	(28)
PriceSmart Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(6)		(546)	(11)
Realord Group Holdings Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -19.25%	TBD	(50)	HKD	(206)	(2)
Rosneft OAO - GDR	GSI	Federal Funds Effective Rate +0.40%	TBD	116		604	40
Samsonite International SA	GSI	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	100	HKD	3,207	12
Samsung Electronics Co. Ltd.	GSI	Federal Funds Effective Rate +0.65%	TBD	1		3,163	(65)
Samsung Heavy Industries	GSI	Federal Funds Effective Rate -0.75%	TBD	(62)		(721)	41
Samsung SDI Co	GSI	Federal Funds Effective Rate +0.65%	TBD	10		1,367	124
Samsung SDS Co. Ltd.	GSI	Federal Funds Effective Rate -0.55%	TBD	(3)		(398)	(56)
Seah Besteel Corp.	MBL	Federal Funds Effective Rate -1.50%	TBD	(26)		(622)	(67)
SembCorp Marine Ltd.	GSI	Singapore Swap Offer Rate -5.28%	TBD	(419)	SGD	(679)	(8)
Shanghai Haohai Biological Technology Co. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	84	HKD	3,725	(17)
Shimao Property Holdings Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	249	HKD	3,371	(6)
Singapore Airlines Ltd.	GSI	Singapore Swap Offer Rate -0.50%	TBD	(91)	SGD	(911)	(10)
Sitronix Technology Corp.	GSI	Federal Funds Effective Rate -4.81%	TBD	(86)		(264)	(2)
Standard Chartered Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(43)	GBP	(322)	(13)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Subsea 7 S.A.	GSI	1-Month Norway Interbank Offered Rate -0.40%	TBD	(30)	NOK	(3,254)	(18)
OTC Contracts for Difference (continued)
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)
Sunny Optical Technology Group Co. Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	165	HKD	10,923	86
Suzuki Motor Corp.	GSI	Tokyo Overnight Average Rate +0.50%	TBD	7	JPY	39,551	(6)
Taiwan Semiconductor Manufacturing Co. Ltd.	GSI	Federal Funds Effective Rate +0.65%	TBD	609		4,342	(29)
TBC Bank Group Plc	GSI	Sterling Overnight Index Average +0.40%	TBD	38	GBP	633	(26)
Telesites SAB DE CV	GSI	Federal Funds Effective Rate -0.50%	TBD	(748)		(550)	1
Tencent Holdings Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	184	HKD	51,408	(20)
Thai Airways International	MBL	1-Month LIBOR -13.00%	TBD	(1,300)		(819)	77
Tian Ge Interactive	GSI	1-Month Hong Kong Interbank Offered Rate -15.25%	TBD	(848)	HKD	(5,012)	36
Tingyi Cayman Islands Holding Corp.	MBL	1-Month Hong Kong Interbank Offered Rate -0.35%	TBD	(654)	HKD	(5,978)	(10)
Towngas China Co. Ltd.	MBL	1-Month Hong Kong Interbank Offered Rate -1.00%	TBD	(1,066)	HKD	(5,223)	(42)
Tuniu Corp.	GSI	Federal Funds Effective Rate -4.18%	TBD	(65)		(540)	15
Unilever Indonesia	MBL	1-Month LIBOR -4.00%	TBD	(242)		(879)	(6)
United Microelectronics Corp.	GSI	Federal Funds Effective Rate -1.84%	TBD	(315)		(620)	(148)
Wipro Ltd.	GSI	Federal Funds Effective Rate -1.42%	TBD	(53)		(261)	(13)
Wuliangye Yibin Co Ltd.	GSI	Federal Funds Effective Rate +0.90%	TBD	266		2,033	149
Yashili International Holdings Ltd.	GSI	1-Month Hong Kong Interbank Offered Rate -11.00%	TBD	(1,443)	HKD	(2,165)	(3)
							$(489)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
COMMON STOCKS
Allied World Assurance Co. Holdings Ltd.	BOA	3-Month LIBOR +0.40%	10/20/17	5,849	$4
CDI Corp.	BOA	1-Month LIBOR +0.35%	05/14/18	1,422	56
Indosia Ltd.	BOA	1-Month LIBOR	06/14/18	—	44
Luxottica Group SpA	BOA	1-Month LIBOR +0.35%	05/10/18	7	—
Mobileye N.V.	BOA	1-Month LIBOR +0.40%	10/20/17	1,764	19
Sky Plc	BOA	3-Month LIBOR +0.45%	06/15/18	9,859	206
Veresen Inc.	BOA	1-Month LIBOR +0.40%	10/20/17	1,034	29
Reynolds American Inc.	MLP	3-Month LIBOR +0.40%	10/20/17	420	13
VCA Inc.	MLP	3-Month LIBOR +0.40%	10/20/17	482	4
BOK Financial Corp	UBS	1-Month LIBOR +0.45%	06/26/18	2,079	89
					$464
Total return swap agreements - paying return
COMMON STOCKS
Essilor International SA	BOA	1-Month LIBOR -0.35%	05/10/18	(7)	$—
Fairfax Financial Holdings Ltd.	BOA	1-Month LIBOR -0.40%	10/20/17	(2,820)	42
Hermes International SCA	BOA	1-Month LIBOR -1.00%	05/14/18	(476)	(14)
PPL Corp.	BOA	1-Month LIBOR -0.40%	10/20/17	(769)	(17)
British American Tobacco Plc	MLP	1-Month LIBOR -0.45%	04/20/18	(5,074)	(132)
British American Tobacco Plc	MLP	1-Month LIBOR -0.40%	10/20/17	(232)	(7)
Tesco Plc	UBS	1-Month LIBOR -0.45%	06/26/18	(1,637)	(56)
					$(184)

OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity	Counterparty	Rate Received by Fund	Expiration	Notional †	Net Value of Reference Entities	Unrealized Appreciation (Depreciation)
Equity Securities – Short	MSC	Federal Funds Effective Rate	05/02/19	115,934	$(115,619)	$192

	Shares	Value
Equity Securities - Short
Consumer Discretionary
Advance Auto Parts Inc.	(13)	$(1,527)
Amazon.com Inc.	—	(436)
Autoliv Inc.	(4)	(472)
AutoZone Inc.	(3)	(1,629)
	Shares	Value
Consumer Discretionary (continued)
CarMax Inc.	(27)	(1,696)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Dollar General Corp.	(10)	(714)
G-III Apparel Group Ltd.	(24)	(596)
Guess Inc.	(41)	(530)
IMAX Corp.	(32)	(693)
	Shares	Value
Consumer Discretionary (continued)
L Brands Inc.	(3)	(135)
Liberty Broadband Corp. - Class A	(4)	(309)
LKQ Corp.	(19)	(629)
Loral Space & Communications Inc.	(8)	(332)
Mattel Inc.	(76)	(1,628)
Monro Muffler Brake Inc.	(16)	(655)
Murphy USA Inc.	(18)	(1,364)
Nike Inc.	(15)	(856)
O'Reilly Automotive Inc.	(7)	(1,597)
Signet Jewelers Ltd.	(12)	(772)
Starbucks Corp.	(27)	(1,563)
Tesla Motors Inc.	(5)	(1,757)
Tractor Supply Co.	(31)	(1,697)
TripAdvisor Inc.	(13)	(504)
Under Armour Inc. - Class A	(27)	(585)
Under Armour Inc. - Class C	(62)	(1,254)
		(23,930)
Consumer Staples
Casey's General Stores Inc.	(10)	(1,103)
Coty Inc.	(90)	(1,694)
Estee Lauder Cos. Inc.	(10)	(931)
Monster Beverage Corp.	(34)	(1,684)
		(5,412)
Energy
Carbo Ceramics Inc.	(11)	(75)
Cheniere Energy Inc.	(17)	(823)
Diamondback Energy Inc.	(19)	(1,652)
Franks International NV	(112)	(926)
Gulfport Energy Corp.	(92)	(1,353)
Matador Resources Co.	(34)	(737)
Parsley Energy Inc.	(57)	(1,582)
Pembina Pipeline Corp.	(40)	(1,341)
RSP Permian Inc.	(45)	(1,462)
Schlumberger Ltd.	(21)	(1,389)
SM Energy Co.	(56)	(919)
US Silica Holdings Inc.	(10)	(344)
		(12,603)
Financials
Brookfield Asset Management Inc.	(41)	(1,619)
Erie Indemnity Co. - Class A	(3)	(363)
Fidelity National Financial Inc.	(43)	(675)
Financial Engines Inc.	(24)	(889)
First Financial Bankshares Inc.	(5)	(234)
Home BancShares Inc.	(12)	(309)
Intercontinental Exchange Inc.	(3)	(165)
Kemper Corp.	(16)	(610)
Markel Corp.	(2)	(1,713)
Mercury General Corp.	(19)	(1,042)
Morningstar Inc.	(3)	(204)
New York Community Bancorp Inc.	(113)	(1,481)
RLI Corp.	(7)	(404)
Signature Bank	(2)	(344)
TFS Financial Corp.	(33)	(515)
United Bankshares Inc.	(35)	(1,372)
Weyerhaeuser Co.	(11)	(365)
WisdomTree Investments Inc.	(66)	(674)
		(12,978)
Health Care
Abiomed Inc.	(8)	(1,189)
Acadia HealthCare Co. Inc.	(39)	(1,936)
Acadia Pharmaceuticals Inc.	(62)	(1,729)
Alnylam Pharmaceuticals Inc.	(24)	(1,914)
athenahealth Inc.	(6)	(885)
Cardinal Health Inc.	(13)	(1,044)
Dentsply Sirona Inc.	(13)	(836)
Dexcom Inc.	(24)	(1,756)
Diplomat Pharmacy Inc.	(31)	(463)
Inovalon Holdings Inc. - Class A	(73)	(955)
	Shares	Value
Health Care (continued)
Insulet Corp.	(12)	(600)
Intercept Pharmaceuticals Inc.	(12)	(1,489)
Intrexon Corp.	(9)	(217)
Juno Therapeutics Inc.	(53)	(1,590)
Neurocrine Biosciences	(5)	(235)
Nevro Corp.	(15)	(1,094)
Novavax Inc.	(126)	(144)
Penumbra Inc.	(6)	(518)
Tesaro Inc.	(12)	(1,608)
Ultragenyx Pharmaceutical Inc.	(19)	(1,199)
		(21,401)
Industrials
Acuity Brands Inc.	(10)	(2,023)
Air Lease Corp.	(4)	(142)
Allegiant Travel Co.	(4)	(536)
Fastenal Co.	(6)	(239)
General Electric Co.	(32)	(864)
Granite Construction Inc.	(7)	(314)
Healthcare Services Group Inc.	(4)	(169)
Hertz Global Holdings Inc.	(34)	(392)
KBR Inc.	(56)	(860)
Middleby Corp.	(5)	(608)
Spirit Airlines Inc.	(11)	(563)
TransDigm Group Inc.	(2)	(497)
Verisk Analytics Inc.	(7)	(607)
Wabtec Corp.	(21)	(1,912)
Watsco Inc.	(6)	(933)
		(10,659)
Information Technology
Advanced Micro Devices Inc.	(56)	(696)
Ellie Mae Inc.	(5)	(550)
FireEye Inc.	(66)	(1,011)
FitBit Inc. - Class A	(113)	(601)
Integrated Device Technology Inc.	(17)	(444)
IPG Photonics Corp.	(2)	(261)
MACOM Technology Solutions Holdings Inc.	(27)	(1,478)
Palo Alto Networks Inc.	(9)	(1,258)
Pandora Media Inc.	(127)	(1,130)
Paylocity Holding Corp.	(1)	(59)
Qorvo Inc.	(12)	(747)
SunPower Corp.	(51)	(481)
Tyler Technologies Inc.	—	(79)
Ubiquiti Networks Inc.	(7)	(338)
Ultimate Software Group Inc.	(1)	(200)
Universal Display Corp.	(14)	(1,508)
VeriFone Systems Inc.	(51)	(932)
ViaSat Inc.	(24)	(1,589)
Zendesk Inc.	(32)	(895)
		(14,257)
Materials
Compass Minerals International Inc.	(17)	(1,091)
Ecolab Inc.	(13)	(1,726)
Franco-Nevada Corp.	(3)	(180)
Martin Marietta Materials Inc.	(4)	(846)
RPM International Inc.	(4)	(229)
Silver Wheaton Corp.	(46)	(915)
Southern Copper Corp.	(15)	(519)
Vulcan Materials Co.	(11)	(1,343)
		(6,849)
Real Estate
Healthcare Realty Trust Inc.	(24)	(816)
Howard Hughes Corp.	(13)	(1,548)
Iron Mountain Inc.	(28)	(945)
Jones Lang LaSalle Inc.	(3)	(350)
Life Storage Inc.	(23)	(1,734)
Macerich Co.	(30)	(1,742)
Medical Properties Trust Inc.	(31)	(395)
		(7,530)
Total Equity Securities - Short		$(115,619)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL Multi-Manager Mid Cap Fund *
COMMON STOCKS 98.0%
Consumer Discretionary 9.7%
Advance Auto Parts Inc.	47	$5,480
John Wiley & Sons Inc. - Class A	107	5,644
Other Securities		76,536
		87,660
Consumer Staples 8.0%
Archer-Daniels-Midland Co.	169	6,996
Blue Buffalo Pet Products Inc. (a)	238	5,429
Flowers Foods Inc.	422	7,307
Hormel Foods Corp.	201	6,856
JM Smucker Co.	53	6,331
Snyders-Lance Inc.	191	6,619
TreeHouse Foods Inc. (a)	105	8,577
Whole Foods Market Inc.	197	8,296
Other Securities		15,713
		72,124
Energy 4.2%
Core Laboratories NV (b)	74	7,494
Parsley Energy Inc. - Class A (a)	294	8,167
Other Securities		22,352
		38,013
Financials 15.6%
Aflac Inc.	82	6,343
Alleghany Corp. (a)	10	5,755
Allied World Assurance Co. Holdings Ltd.	169	8,924
Allstate Corp.	72	6,359
Arthur J Gallagher & Co.	208	11,931
Citizens Financial Group Inc.	169	6,023
Cullen/Frost Bankers Inc.	63	5,963
Hartford Financial Services Group Inc.	107	5,625
Northern Trust Corp.	92	8,992
SunTrust Banks Inc.	113	6,387
Other Securities		69,016
		141,318
Health Care 15.6%
Align Technology Inc. (a)	54	8,031
Cooper Cos. Inc.	35	8,260
CR Bard Inc.	24	7,429
DENTSPLY SIRONA Inc.	192	12,482
Integra LifeSciences Holdings Corp. (a)	144	7,849
Laboratory Corp. of America Holdings (a)	56	8,632
MEDNAX Inc. (a)	134	8,090
NuVasive Inc. (a)	73	5,615
Steris Plc	96	7,865
Waters Corp. (a)	33	6,012
Other Securities		60,935
		141,200
Industrials 16.2%
AMETEK Inc.	183	11,115
Dover Corp.	92	7,356
IDEX Corp.	51	5,741
Quanta Services Inc. (a)	169	5,554
Rockwell Automation Inc.	94	15,062
Wabtec Corp. (b)	78	7,183
Other Securities		94,472
		146,483
Information Technology 17.4%
CDW Corp.	95	5,940
Palo Alto Networks Inc. (a)	75	10,035
Red Hat Inc. (a)	85	8,187
Splunk Inc. (a)	102	5,791
Synopsys Inc. (a)	87	6,323
Tableau Software Inc. - Class A (a)	99	6,096
WEX Inc. (a)	70	7,299
Workday Inc. - Class A (a)	62	6,062
Other Securities		101,922
		157,655
Materials 5.4%
AptarGroup Inc.	173	15,059
	Shares/Par†	Value
Crown Holdings Inc. (a)	169	10,072
Reliance Steel & Aluminum Co.	75	5,487
Other Securities		17,959
		48,577
Real Estate 3.3%
Other Securities		29,457
Utilities 2.6%
Other Securities		23,873
Total Common Stocks (cost $802,290)		886,360
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	26,332	26,332
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	3,625	3,625
Total Short Term Investments (cost $29,957)		29,957
Total Investments 101.3% (cost $832,247)		916,317
Other Assets and Liabilities, Net (1.3)%		(11,693)
Total Net Assets 100.0%		$904,624

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL Multi-Manager Small Cap Growth Fund *
COMMON STOCKS 97.4%
Consumer Discretionary 15.3%
Burlington Stores Inc. (a)	47	$4,302
Canada Goose Holdings Inc. (a)	84	1,665
Dave & Buster's Entertainment Inc. (a)	188	12,540
Five Below Inc. (a)	170	8,379
Grand Canyon Education Inc. (a)	179	13,985
IMAX Corp. (a)	383	8,420
NexStar Media Group Inc. - Class A	160	9,577
SodaStream International Ltd. (a)	142	7,581
Vail Resorts Inc.	57	11,590
Other Securities		144,046
		222,085
Consumer Staples 2.0%
Performance Food Group Co. (a)	21	569
Pinnacle Foods Inc.	120	7,125
Other Securities		20,816
		28,510
Energy 0.9%
Other Securities		13,184
Financials 6.2%
LendingTree Inc. (a) (b)	95	16,231
Western Alliance Bancorp (a)	247	12,135
Other Securities		62,026
		90,392
Health Care 22.2%
Alkermes Plc (a)	220	12,728
Catalent Inc. (a)	72	2,529
Eagle Pharmaceuticals Inc. (a) (b)	183	14,442
Exact Sciences Corp. (a)	255	9,007
HealthEquity Inc. (a)	160	7,995
Integra LifeSciences Holdings Corp. (a)	214	11,676
Ligand Pharmaceuticals Inc. (a) (b)	156	18,933
NuVasive Inc. (a)	198	15,233
Veeva Systems Inc. - Class A (a)	173	10,599
Other Securities		219,147
		322,289
Industrials 15.1%
Beacon Roofing Supply Inc. (a)	244	11,969
HEICO Corp. - Class A	193	11,945
Hexcel Corp.	210	11,105
MSC Industrial Direct Co. - Class A	110	9,419
WageWorks Inc. (a)	147	9,890
Other Securities		165,797
		220,125
Information Technology 30.6%
2U Inc. (a)	209	9,818
Black Knight Financial Services Inc. - Class A (a)	409	16,736
Cavium Inc. (a)	209	13,010
CoStar Group Inc. (a)	50	13,142
Cypress Semiconductor Corp.	648	8,850
Euronet Worldwide Inc. (a)	194	16,962
Fair Isaac Corp.	61	8,501
InterXion Holding NV (a)	297	13,618
Littelfuse Inc.	65	10,781
LivePerson Inc. (a)	882	9,702
LogMeIn Inc.	147	15,363
Lumentum Holdings Inc. (a)	139	7,963
MINDBODY Inc. - Class A (a)	287	7,793
Monolithic Power Systems Inc.	135	12,982
Paycom Software Inc. (a)	131	8,926
Proofpoint Inc. (a)	132	11,491
RingCentral Inc. - Class A (a)	384	14,030
Take-Two Interactive Software Inc. (a)	113	8,323
Tower Semiconductor Ltd. (a)	387	9,232
Ultimate Software Group Inc. (a)	74	15,537
WEX Inc. (a)	73	7,633
Wix.com Ltd. (a)	122	8,482
Other Securities		196,340
		445,215
	Shares/Par†	Value
Materials 3.9%
Ashland Global Holdings Inc.	141	9,310
Eagle Materials Inc.	104	9,655
Trinseo SA	42	2,905
Other Securities		34,270
		56,140
Real Estate 0.9%
Other Securities		13,412
Telecommunication Services 0.3%
Other Securities		4,828
Utilities 0.0%
Other Securities		758
Total Common Stocks (cost $1,201,955)		1,416,938
RIGHTS 0.0%
Other Securities		159
Total Rights (cost $159)		159
SHORT TERM INVESTMENTS 6.7%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	45,530	45,530
Securities Lending Collateral 3.5%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	51,207	51,207
Total Short Term Investments (cost $96,737)		96,737
Total Investments 104.1% (cost $1,298,851)		1,513,834
Other Assets and Liabilities, Net (4.1)%		(59,534)
Total Net Assets 100.0%		$1,454,300

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL Multi-Manager Small Cap Value Fund *
COMMON STOCKS 98.5%
Consumer Discretionary 14.0%
Brinker International Inc. (a)	183	$6,964
Fox Factory Holding Corp. (b)	216	7,670
Gildan Activewear Inc. (a)	471	14,462
Helen of Troy Ltd. (b)	90	8,450
Sally Beauty Holdings Inc. (b)	452	9,147
Tenneco Inc.	129	7,454
Winnebago Industries Inc.	527	18,420
Other Securities		80,163
		152,730
Consumer Staples 2.9%
United Natural Foods Inc. (b)	223	8,200
Other Securities		23,915
		32,115
Energy 3.9%
World Fuel Services Corp.	183	7,052
Other Securities		36,154
		43,206
Financials 26.8%
American Equity Investment Life Holding Co.	216	5,682
BancorpSouth Inc.	310	9,467
Cathay General Bancorp	167	6,365
Commerce Bancshares Inc.	116	6,599
Enterprise Financial Services Corp.	162	6,624
FirstCash Inc.	254	14,808
Hancock Holding Co.	123	6,017
MB Financial Inc.	173	7,619
National Western Life Group Inc. - Class A	31	9,908
PRA Group Inc. (b)	263	9,961
RenaissanceRe Holdings Ltd.	80	11,071
TCF Financial Corp.	678	10,804
UMB Financial Corp.	76	5,721
Umpqua Holdings Corp.	701	12,874
Valley National Bancorp	525	6,194
Wintrust Financial Corp.	161	12,229
Other Securities		151,772
		293,715
Health Care 7.8%
Allscripts-Misys Healthcare Solutions Inc. (b)	457	5,830
Hill-Rom Holdings Inc.	141	11,249
INC Research Holdings Inc. - Class A (b)	138	8,079
MEDNAX Inc. (b)	181	10,933
Other Securities		49,677
		85,768
Industrials 16.4%
Air Lease Corp. - Class A	266	9,953
Donaldson Co. Inc.	122	5,578
PGT Innovations Inc. (b)	1,265	16,191
Quanex Building Products Corp.	659	13,946
Rush Enterprises Inc. - Class A (b)	155	5,757
SPX Corp. (b)	271	6,822
Steelcase Inc. - Class A	730	10,221
Tetra Tech Inc.	141	6,451
Wabash National Corp.	261	5,747
Woodward Governor Co.	109	7,332
Other Securities		91,731
		179,729
Information Technology 8.9%
Tech Data Corp. (b)	89	8,913
Teradata Corp. (b)	185	5,445
Other Securities		82,567
		96,925
Materials 5.8%
Cliffs Natural Resources Inc. (b)	1,059	7,331
HB Fuller Co.	155	7,922
Owens-Illinois Inc. (b)	226	5,402
Reliance Steel & Aluminum Co.	111	8,060
Schweitzer-Mauduit International Inc.	291	10,841
	Shares/Par†	Value
Other Securities		23,836
		63,392
Real Estate 6.9%
Other Securities		75,776
Telecommunication Services 0.2%
Other Securities		1,754
Utilities 4.9%
Chesapeake Utilities Corp.	75	5,590
Ormat Technologies Inc.	159	9,353
Other Securities		38,737
		53,680
Total Common Stocks (cost $969,171)		1,078,790
SHORT TERM INVESTMENTS 4.9%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	13,908	13,908
Securities Lending Collateral 3.6%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	39,519	39,519
Total Short Term Investments (cost $53,427)		53,427
Total Investments 103.4% (cost $1,022,598)		1,132,217
Other Assets and Liabilities, Net (3.4)%		(37,539)
Total Net Assets 100.0%		$1,094,678

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Neuberger Berman Strategic Income Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 19.9%
Accredited Mortgage Loan Trust
Series 2005-A2D-4, REMIC, 1.54%, 12/25/35 (a)	83	81
Series 2006-A4-1, REMIC, 1.50%, 04/25/36 (a)	2,313	2,205
ACE Securities Corp. Home Equity Loan Trust
Series 2005-M3-HE3, REMIC, 1.92%, 05/25/35 (a)	4,600	4,449
Aegis Asset Backed Securities Trust
Series 2005-M2-3, REMIC, 1.70%, 08/25/35 (a)	3,090	2,985
American Airlines Pass-Through Trust
Series 2014-B-1, 4.38%, 10/01/22	2,353	2,388
Ameriquest Mortgage Securities Inc.
Series 2005-M3-R8, REMIC, 1.73%, 10/25/35 (a)	1,305	1,230
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-R7, REMIC, 1.72%, 09/25/35 (a)	1,480	1,440
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M1-W10, REMIC, 2.12%, 10/25/34 (a)	476	455
Series 2005-M1-W2, REMIC, 1.71%, 10/25/35 (a)	3,020	2,967
Asset-Backed Pass-Through Certificates
Series 2004-A1A-R2, REMIC, 1.91%, 04/25/34 (a)	181	184
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-AQ2, REMIC, 1.95%, 09/25/35 (a)	2,430	2,393
Bear Stearns Asset Backed Securities Trust
Series 2005-M1-TC1, REMIC, 1.88%, 05/25/35 (a)	304	303
Series 2006-1M3-HE1, REMIC, 1.68%, 12/25/35 (a)	1,600	1,455
Series 2006-2M1-HE1, REMIC, 1.63%, 02/25/36 (a)	344	344
Capital One Multi-Asset Execution Trust
Series 2015-A1-A1, 1.39%, 03/15/18	1,490	1,489
Series 2016-A1-A1, 1.61%, 04/15/19 (a)	970	976
Carrington Mortgage Loan Trust
Series 2005-M4-OPT2, REMIC, 2.19%, 05/25/35 (a)	2,605	2,545
Series 2005-M1-NC5, REMIC, 1.70%, 10/25/35 (a)	4,100	4,028
Series 2006-A4-NC1, REMIC, 1.53%, 01/25/36 (a)	3,300	3,129
Series 2006-A4-RFC1, REMIC, 1.46%, 03/25/36 (a)	2,400	2,234
Chase Issuance Trust
Series 2016-A7-A7, 1.06%, 09/15/17	14,553	14,544
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.35%, 01/10/23 (a) (b)	14,500	294
Interest Only, Series 2013-XB-CR6, REMIC, 0.77%, 02/10/23 (a)	2,500	73
Interest Only, Series 2014-XA-CR16, REMIC, 1.35%, 04/10/47 (a)	16,496	829
Interest Only, Series 2014-XA-LC15, REMIC, 1.51%, 04/10/47 (a)	23,680	1,297
Interest Only, Series 2014-XA-UBS3, REMIC, 1.48%, 06/10/47 (a)	15,500	904
Interest Only, Series 2014-XA-UBS6, REMIC, 1.18%, 12/10/47 (a)	13,079	667
Fannie Mae Connecticut Avenue Securities
Series 2017-2M2-C02, 4.87%, 09/25/29 (a)	5,574	5,906
Series 2017-1M2-C03, REMIC, 4.22%, 10/25/29 (a)	2,590	2,657
Series 2017-2M2-C04, 4.07%, 11/25/29 (a)	1,553	1,571
Fieldstone Mortgage Investment Trust
Series 2005-M5-1, REMIC, 2.34%, 03/25/35 (a)	3,376	3,242
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 1.03%, 05/10/50 (a)	20,649	976
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.29%, 01/10/24 (a)	21,743	1,111
	Shares/Par†	Value
Interest Only, Series 2014-XA-GC26, REMIC, 1.21%, 11/10/47 (a)	15,384	880
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.58%, 12/25/35 (a)	1,390	1,312
Series 2006-M2-OPT2, REMIC, 1.61%, 01/25/36 (a)	3,690	3,548
JPMorgan Mortgage Acquisition Trust
Series 2005-M2-OPT2, REMIC, 1.67%, 12/25/35 (a)	4,600	4,497
Series 2006-A5-ACC1, REMIC, 1.46%, 05/25/36 (a)	898	890
Series 2007-MV2-CH1, REMIC, 1.50%, 11/25/36 (a)	1,990	1,938
Morgan Stanley ABS Capital I Inc. Trust
Series 2005-M4-HE3, REMIC, 2.19%, 07/25/35 (a)	870	868
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 1.59%, 03/25/36 (a)	3,490	3,391
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M4-WHQ1, REMIC, 2.94%, 09/25/34 (a)	971	943
Series 2004-M4-WWF1, REMIC, 2.87%, 12/25/34 (a)	690	689
Series 2004-M3-WHQ2, REMIC, 2.25%, 02/25/35 (a)	1,375	1,378
RAAC Series Trust
Series 2004-MII1-SP3, REMIC, 2.19%, 09/25/34 (a)	2,409	2,118
RAMP Trust
Series 2005-M4-RZ2, REMIC, 2.06%, 05/25/35 (a)	2,880	2,868
Series 2005-M3-RZ4, REMIC, 1.74%, 11/25/35 (a)	3,190	3,050
Residential Asset Securitization Trust
Series 2003-AII-RS2, REMIC, 1.90%, 03/25/33 (a)	97	92
Soundview Home Loan Trust
Series 2005-M1-OPT3, REMIC, 1.69%, 11/25/35 (a)	4,500	4,327
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 2.00%, 02/25/35 (a)	3,524	3,470
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 1.86%, 05/25/35 (a)	139	139
Series 2005-M4-WF4, REMIC, 1.80%, 11/25/35 (a)	3,300	3,263
Toyota Auto Receivables Owner Trust
Series 2017-A2A-B, 1.46%, 01/15/20	2,570	2,569
Other Securities		17,115
Total Non-U.S. Government Agency Asset-Backed Securities (cost $121,119)		130,696
CORPORATE BONDS AND NOTES 19.5%
Consumer Discretionary 2.6%
Charter Communications Operating LLC
4.91%, 07/23/25	3,490	3,765
6.48%, 10/23/45	3,065	3,686
5.38%, 05/01/47 (b)	2,560	2,711
General Motors Co.
6.25%, 10/02/43	1,895	2,116
Viacom Inc.
4.38%, 03/15/43	3,385	3,007
5.87%, 02/28/57 (a)	1,895	1,970
		17,255
Consumer Staples 0.3%
Other Securities		1,781
Energy 3.1%
Canadian Natural Resources Ltd.
2.95%, 01/15/23	3,310	3,293
Hess Corp.
4.30%, 04/01/27	3,465	3,384
Kinder Morgan Inc.
5.55%, 06/01/45	2,245	2,391

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Noble Energy Inc.
5.25%, 11/15/43	2,695	2,798
Other Securities		8,550
		20,416
Financials 6.9%
Bank of America Corp.
3.95%, 04/21/25	2,500	2,533
Capital One NA
2.35%, 01/31/20	3,490	3,491
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	3,750	3,949
5.45%, 06/15/23 (b)	3,420	3,717
6.02%, 06/15/26 (b)	1,350	1,489
Discover Financial Services
4.10%, 02/09/27	2,480	2,484
ERAC USA Finance LLC
4.20%, 11/01/46 (b)	2,770	2,608
General Motors Financial Co. Inc.
3.20%, 07/06/21	1,810	1,831
4.00%, 10/06/26	2,550	2,536
Goldman Sachs Group Inc.
3.69%, 06/05/28 (a)	3,565	3,572
5.15%, 05/22/45	2,165	2,405
JPMorgan Chase & Co.
3.54%, 05/01/28	2,920	2,937
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (c)	1,405	1,454
SunTrust Banks Inc.
5.05%, (callable at 100 beginning 06/15/22) (c)	3,335	3,385
UBS Group Funding Switzerland AG
4.25%, 03/23/28 (b)	2,660	2,791
Other Securities		4,225
		45,407
Health Care 1.2%
Becton Dickinson & Co.
3.70%, 06/06/27	4,520	4,519
Other Securities		3,429
		7,948
Industrials 0.7%
Delta Air Lines Inc.
3.63%, 03/15/22	2,755	2,832
Other Securities		1,993
		4,825
Information Technology 1.6%
Apple Inc.
2.30%, 05/11/22	4,820	4,809
4.65%, 02/23/46	1,715	1,924
Other Securities		3,919
		10,652
Materials 0.5%
Vale Overseas Ltd.
6.25%, 08/10/26	2,610	2,820
6.88%, 11/21/36	90	97
Other Securities		551
		3,468
Real Estate 0.2%
Other Securities		1,291
Telecommunication Services 2.0%
AT&T Inc.
4.75%, 05/15/46	3,335	3,283
5.45%, 03/01/47	3,805	4,097
Telefonica Emisiones SAU
4.10%, 03/08/27	2,070	2,135
Verizon Communications Inc.
4.13%, 08/15/46	1,475	1,319
4.67%, 03/15/55	2,543	2,393
		13,227
Utilities 0.4%
Other Securities		2,311
Total Corporate Bonds And Notes (cost $125,680)		128,581
	Shares/Par†	Value
VARIABLE RATE SENIOR LOAN INTERESTS 17.3% (a)
Consumer Discretionary 4.2%
Charter Communications Operating LLC
Term Loan F, 3.05%, 01/03/21	434	435
Term Loan I, 3.48%, 01/15/24	843	846
Other Securities		26,347
		27,628
Consumer Staples 0.7%
Other Securities		4,515
Energy 0.6%
Other Securities		3,826
Financials 1.3%
Other Securities		8,408
Health Care 2.4%
Other Securities		15,648
Industrials 2.0%
American Airlines Inc.
Term Loan B, 3.22%, 06/27/20	617	616
Term Loan B, 3.54%, 04/28/23	89	89
Term Loan B, 3.66%, 12/07/23	365	365
Other Securities		12,228
		13,298
Information Technology 2.4%
First Data Corp.
Term Loan, 3.47%, 07/08/22	828	827
Term Loan, 3.72%, 04/20/24	1,390	1,389
Other Securities		13,795
		16,011
Materials 1.5%
Other Securities		9,646
Real Estate 0.2%
Other Securities		1,522
Telecommunication Services 1.4%
Other Securities		9,136
Utilities 0.6%
Other Securities		4,102
Total Variable Rate Senior Loan Interests (cost $114,186)		113,740
GOVERNMENT AND AGENCY OBLIGATIONS 48.5%
Collateralized Mortgage Obligations 0.7%
Federal Home Loan Mortgage Corp.
Series 2017-M2-DNA2, REMIC, 4.67%, 10/25/29 (a)	2,520	2,655
Series 2017-M2-HQA2, 3.81%, 12/25/29 (a)	2,020	2,023
		4,678
Mortgage-Backed Securities 23.3%
Federal Home Loan Mortgage Corp.
TBA, 3.00%, 07/15/32 (d)	8,970	9,208
TBA, 3.00%, 07/15/47 (d)	6,310	6,294
TBA, 3.50%, 07/15/47 (d)	21,110	21,677
TBA, 4.00%, 07/15/47 (d)	27,820	29,244
TBA, 4.50%, 07/15/47 (d)	2,870	3,074
Federal National Mortgage Association
TBA, 3.00%, 07/15/32 (d)	5,170	5,305
TBA, 3.00%, 07/15/47 (d)	6,475	6,464
TBA, 3.50%, 07/15/47 (d)	17,515	17,981
TBA, 4.00%, 07/15/47 (d)	36,595	38,456
TBA, 4.50%, 07/15/47 (d)	4,990	5,351
Government National Mortgage Association
TBA, 3.50%, 07/15/47 (d)	3,255	3,370
TBA, 4.00%, 07/15/47 (d)	6,165	6,485
		152,909
Sovereign 4.6%
Eskom Holdings SOC Ltd.
7.13%, 02/11/25 (b)	219	223
South Africa Government Bond
6.50%, 02/28/41, ZAR	181,050	9,656
South Africa Government International Bond
4.30%, 10/12/28	377	352

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Other Securities		19,809
		30,040
Treasury Inflation Indexed Securities 8.3%
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (e)	8,605	8,449
2.00%, 01/15/26 (e)	16,078	18,007
2.50%, 01/15/29 (e)	2,392	2,876
3.88%, 04/15/29 (e)	18,846	25,586
		54,918
U.S. Treasury Securities 11.6%
U.S. Treasury Bond
5.50%, 08/15/28	9,335	12,208
4.50%, 02/15/36	820	1,060
3.88%, 08/15/40	13,775	16,414
U.S. Treasury Note
2.63%, 04/30/18	4,000	4,044
1.50%, 08/31/18	10,400	10,421
1.38%, 04/30/20	1,385	1,379
2.13%, 12/31/21	4,865	4,927
2.75%, 02/15/24	18,640	19,389
1.63%, 02/15/26	6,460	6,139
		75,981
Total Government And Agency Obligations (cost $321,485)		318,526
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		126
Total Common Stocks (cost $203)		126
INVESTMENT COMPANIES 9.6%
iShares iBoxx $ High Yield Corporate Bond ETF (f)	269	23,763
iShares JPMorgan USD Emerging Markets Bond ETF	109	12,500
PowerShares Emerging Markets Sovereign Debt Portfolio (f)	120	3,521
	Shares/Par†	Value
SPDR Barclays High Yield Bond ETF (f)	628	23,371
Total Investment Companies (cost $61,251)		63,155
SHORT TERM INVESTMENTS 8.9%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (g) (h)	15,881	15,881
Securities Lending Collateral 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (h)	17,696	17,696
Treasury Securities 3.8%
U.S. Treasury Bill
1.21%, 05/24/18 (i)	25,000	24,733
Total Short Term Investments (cost $58,307)		58,310
Total Investments 123.7% (cost $802,231)		813,134
Other Derivative Instruments 0.0%		191
Other Assets and Liabilities, Net (23.7)%		(156,159)
Total Net Assets 100.0%		$657,166

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $25,369 and 3.9%, respectively.

(c) Perpetual security.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $153,586.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) All or portion of the security was on loan.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(i) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
10-Year USD Deliverable Interest Rate Swap	(34)	September 2017		(3,495)	$13	$43
British Pound	6	September 2017		476	1	13
Canadian Government Bond, 10-Year	72	September 2017	CAD	10,479	(52)	(274)
Euro FX Currency	(59)	September 2017		(8,308)	9	(149)
Euro-Bobl	(44)	September 2017	EUR	(5,833)	2	44
Euro-Bund	(160)	September 2017	EUR	(26,203)	55	349
Euro-Buxl	(81)	September 2017	EUR	(13,365)	76	144
Japanese Government Bond, 10-Year	(60)	September 2017		(6,860)	32	177
Mexican Peso	240	September 2017		6,542	(25)	(3)
New Zealand Dollar	(7)	September 2017		(510)	(2)	(2)
South African Rand	(176)	September 2017		(6,768)	48	146
U.K. Long Gilt	(154)	September 2017	GBP	(19,646)	28	402
U.S. Treasury Long Bond	134	September 2017		20,457	(75)	137
U.S. Treasury Note, 10-Year	(129)	September 2017		(16,307)	36	113
U.S. Treasury Note, 5-Year	(135)	September 2017		(15,946)	23	38
Ultra 10-Year U.S. Treasury Note	54	September 2017		7,329	(20)	(49)
Ultra Long Term U.S. Treasury Bond	(17)	September 2017		(2,778)	12	(42)
					$161	$1,087

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.28	5.00%	06/20/22	(15,000)	$1,034	$30	$(87)
				$1,034	$30	$(87)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

[3]Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

[4]The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Oppenheimer Emerging Markets Innovator Fund *
COMMON STOCKS 95.4%
Argentina 0.2%
Other Securities		797
Brazil 6.0%
BM&F Bovespa SA	562	3,328
Raia Drogasil SA	225	4,797
Smiles SA	227	4,098
Other Securities		10,296
		22,519
Cayman Islands 0.2%
Other Securities		928
China 17.6%
3SBio Inc. (a) (b) (c)	2,834	3,770
AAC Technologies Holdings Inc.	699	8,767
Bloomage BioTechnology Corp. Ltd. (b)	3,273	6,298
Brilliance China Automotive Holdings Ltd.	2,486	4,545
China Lodging Group Ltd. - ADR (a)	87	7,048
Fu Shou Yuan International Group Ltd. (d) (e)	5,401	3,263
New Oriental Education & Technology Group - ADR (a)	105	7,415
TAL Education Group - ADS	102	12,454
Vipshop Holdings Ltd. - ADR (a)	363	3,832
Other Securities		8,991
		66,383
Colombia 0.4%
Other Securities		1,688
Egypt 1.2%
Commercial International Bank Egypt SAE	1,023	4,521
Georgia 1.7%
Bank of Georgia Holdings Plc	140	6,366
Greece 1.0%
JUMBO SA	212	3,874
Hong Kong 4.1%
Sunny Optical Technology Group Co. Ltd.	821	7,411
Other Securities		8,055
		15,466
Hungary 1.0%
OTP Bank Plc	114	3,817
India 12.0%
Ajanta Pharma Ltd.	183	4,385
Arvind Ltd.	932	5,217
Biocon Ltd.	1,828	9,387
Kaveri Seed Co. Ltd. (a)	354	3,583
Shriram Transport Finance Co. Ltd.	304	4,717
Syngene International Ltd. (c)	703	5,140
Other Securities		13,008
		45,437
Indonesia 2.0%
Ace Hardware Indonesia Tbk PT	60,694	4,832
Other Securities		2,577
		7,409
Kenya 0.5%
Other Securities		1,692
Malaysia 4.0%
My EG Services Bhd	25,324	12,956
Other Securities		2,068
		15,024
Mexico 2.9%
Alsea SAB de CV	1,546	5,851
Other Securities		5,188
		11,039
Netherlands 0.4%
Other Securities		1,407
Pakistan 0.9%
Lucky Cement Ltd.	410	3,276
Peru 0.4%
Other Securities		1,333
	Shares/Par†	Value
Philippines 1.4%
Philippine Seven Corp.	254	908
Other Securities		4,413
		5,321
Poland 1.7%
KRUK SA	79	6,558
Portugal 1.5%
Jeronimo Martins SGPS SA	297	5,804
Russian Federation 0.9%
Moscow Exchange MICEX-RTS OAO	1,964	3,477
South Africa 3.5%
Capitec Bank Holdings Ltd.	83	5,307
Other Securities		7,921
		13,228
South Korea 10.5%
Amorepacific Corp.	12	3,319
Celltrion Inc. (a) (b)	53	5,351
Cosmax Inc. (b)	39	3,888
Medy-Tox Inc. (b)	21	10,317
NCSoft Corp.	16	5,332
Seegene Inc. (a)	134	4,435
Other Securities		7,027
		39,669
Sri Lanka 1.5%
John Keells Holdings Plc	3,103	3,618
Other Securities		1,945
		5,563
Taiwan 13.5%
AirTAC International Group	363	4,307
Catcher Technology Co. Ltd.	444	5,337
Cub Elecparts Inc.	380	4,983
eMemory Technology Inc.	499	6,530
Hota Industrial Manufacturing Co. Ltd.	1,508	7,479
Largan Precision Co. Ltd.	59	9,465
President Chain Store Corp.	373	3,359
Sporton International Inc.	673	3,409
Other Securities		6,270
		51,139
Thailand 1.7%
Other Securities		6,492
Turkey 0.8%
Other Securities		2,960
United Arab Emirates 0.6%
Other Securities		2,215
United States of America 1.0%
Globant SA (a) (b)	88	3,808
Vietnam 0.3%
Other Securities		1,130
Total Common Stocks (cost $294,334)		360,340
PREFERRED STOCKS 0.9%
Colombia 0.9%
Banco Davivienda SA	295	3,243
Total Preferred Stocks (cost $2,795)		3,243
SHORT TERM INVESTMENTS 9.3%
Investment Companies 4.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (f) (g)	16,462	16,462
Securities Lending Collateral 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (g)	18,621	18,621
Total Short Term Investments (cost $35,083)		35,083
Total Investments 105.6% (cost $332,212)		398,666
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (5.6)%		(21,081)
Total Net Assets 100.0%		$377,596

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $12,122 and 3.2%, respectively.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Fu Shou Yuan International Group Ltd.	09/28/15	$3,755	$3,263	0.9%
		$3,755	$3,263	0.9%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
GBP/USD	JPM	07/03/17	GBP	1,187	$1,546	$11
IDR/USD	SSB	07/03/17	IDR	874,181	66	—
					$1,612	$11

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 92.9%
China 2.2%
Baidu.com - Class A - ADR (a)	57	$10,197
JD.com Inc. - Class A - ADR (a)	969	38,001
		48,198
Denmark 0.4%
FLSmidth & Co. A/S (b)	157	9,924
France 6.1%
Kering SA	135	46,302
LVMH Moet Hennessy Louis Vuitton SE	242	60,530
Societe Generale SA	563	30,440
		137,272
Germany 7.2%
Allianz SE	202	39,947
Bayer AG	232	30,047
Linde AG	110	20,835
SAP SE	466	48,688
Siemens AG	159	21,951
		161,468
India 3.4%
DLF Ltd.	14,848	44,018
ICICI Bank Ltd. - ADR	2,157	19,345
Zee Entertainment Enterprises Ltd.	1,639	12,488
		75,851
Italy 0.6%
Brunello Cucinelli SpA (b)	291	7,664
Tod's SpA	99	6,159
		13,823
Japan 14.2%
Dai-Ichi Life Holdings Inc.	1,607	29,275
Fanuc Ltd.	89	17,146
KDDI Corp.	1,106	29,318
Keyence Corp.	105	46,133
Kyocera Corp.	451	26,197
Murata Manufacturing Co. Ltd.	357	54,486
NEC Electronics Corp. (a)	692	6,053
Nidec Corp.	440	45,109
Nintendo Co. Ltd.	64	21,393
Sumitomo Mitsui Financial Group Inc.	168	6,602
Suzuki Motor Corp.	433	20,686
TDK Corp.	252	16,650
		319,048
Netherlands 2.9%
Airbus SE	791	65,148
Spain 2.7%
Banco Bilbao Vizcaya Argentaria SA	1,690	14,073
Inditex SA	1,204	46,374
		60,447
Sweden 1.4%
Assa Abloy AB - Class B	1,421	31,332
Switzerland 2.9%
Credit Suisse Group AG	982	14,239
Roche Holding AG	51	13,055
UBS Group AG	2,162	36,695
		63,989
United Kingdom 4.9%
Circassia Pharmaceuticals Plc (a) (b)	3,352	3,989
Earthport Plc (a)	8,926	2,415
International Consolidated Airlines Group SA (b)	1,814	14,437

	Shares/Par†	Value
International Game Technology Plc	707	12,935
Shire Plc	207	11,487
TechnipFMC Plc (a)	744	20,191
Unilever Plc	813	44,101
		109,555
United States of America 44.0%
3M Co.	163	33,914
ACADIA Pharmaceuticals Inc. (a) (b)	510	14,217
Adobe Systems Inc. (a)	321	45,472
Aetna Inc.	366	55,594
Alphabet Inc. - Class A (a)	64	60,011
Alphabet Inc. - Class C (a)	67	60,839
Anthem Inc.	231	43,432
Biogen Inc. (a)	78	21,095
BioMarin Pharmaceutical Inc. (a)	115	10,439
Bluebird Bio Inc. (a) (b)	111	11,688
Blueprint Medicines Corp. (a)	175	8,887
Centene Corp. (a)	173	13,792
Citigroup Inc.	978	65,386
Colgate-Palmolive Co.	711	52,692
Emerson Electric Co.	172	10,251
Facebook Inc. - Class A (a)	333	50,231
Fidelity National Financial Inc.	490	21,979
Gilead Sciences Inc.	282	19,978
Goldman Sachs Group Inc.	157	34,769
Intuit Inc.	317	42,074
Ionis Pharmaceuticals Inc. (a) (b)	312	15,850
Loxo Oncology Inc. (a)	76	6,100
MacroGenics Inc. (a)	408	7,137
Maxim Integrated Products Inc.	911	40,924
PayPal Holdings Inc. (a)	427	22,899
S&P Global Inc.	352	51,454
Sage Therapeutics Inc. (a)	189	15,022
Tiffany & Co.	319	29,939
Twitter Inc. (a)	812	14,516
United Parcel Service Inc. - Class B	211	23,337
Walt Disney Co.	327	34,760
Whole Foods Market Inc.	433	18,237
Zimmer Biomet Holdings Inc.	233	29,930
		986,845
Total Common Stocks (cost $1,564,933)		2,082,900
PREFERRED STOCKS 1.8%
Germany 1.8%
Bayerische Motoren Werke AG	475	39,167
India 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22	2,806	420
Total Preferred Stocks (cost $35,877)		39,587
SHORT TERM INVESTMENTS 6.0%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	110,447	110,447
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	24,930	24,930
Total Short Term Investments (cost $135,377)		135,377
Total Investments 100.7% (cost $1,736,187)		2,257,864
Other Derivative Instruments 0.0%		21
Other Assets and Liabilities, Net (0.7)%		(16,717)
Total Net Assets 100.0%		$2,241,168

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/JPY	DUB	07/03/17	JPY	(630,445)	$(5,605)	$21
					$(5,605)	$21

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PIMCO Real Return Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.3%
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 3.78%, 06/25/35 (a)	98	$96
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,373	1,457
Series 2011-12A1-RR5, REMIC, 5.04%, 03/26/37 (a) (b)	925	946
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 2.57%, 08/25/24 (a) (b)	4,799	4,787
Citigroup Mortgage Loan Trust
Series 2005-M3-HE4, REMIC, 1.68%, 10/25/35 (a)	3,422	2,837
Series 2015-1A1-2, REMIC, 1.22%, 06/25/47 (a) (b)	5,697	5,493
Citigroup Mortgage Loan Trust Inc.
Series 2005-A1-6, REMIC, 2.69%, 08/25/35 (a)	31	32
Series 2005-A2-6, REMIC, 3.18%, 08/25/35 (a)	39	39
Series 2005-2A2B-3, REMIC, 3.18%, 08/25/35 (a)	215	157
Series 2007-A3A-AMC2, REMIC, 1.30%, 01/25/37 (a)	80	52
Series 2007-A3A-AHL3, REMIC, 1.28%, 05/25/37 (a)	165	121
Series 2007-22AA-10, REMIC, 3.67%, 09/25/37 (a)	1,049	962
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 3.31%, 04/25/34 (a)	108	109
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	804	379
CWABS Asset-Backed Certificates Trust
Series 2005-MV3-11, REMIC, 1.75%, 02/25/36 (a)	4,100	3,999
Flagship VII Ltd.
Series 2013-A1R-7A, 2.28%, 01/20/26 (a) (b)	4,400	4,400
Fortress Credit BSL II Ltd.
Series 2013-A1FR-2A, 2.31%, 10/19/25 (a) (b)	2,900	2,900
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (b)	4,300	4,567
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.50%, 01/25/35 (a)	120	121
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.34%, 07/19/26 (a) (b)	9,600	9,600
Jamestown CLO V Ltd.
Series 2014-AR-5A, 2.38%, 01/17/27 (a) (b)	5,500	5,500
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 3.08%, 02/25/33 (a)	144	145
Series 2004-2A2-A1, REMIC, 3.30%, 02/25/34 (a)	217	226
Series 2005-2A-2, REMIC, 2.71%, 10/25/35 (a)	245	250
Navient Student Loan Trust
Series 2016-A-7A, 2.37%, 12/25/28 (a) (b)	2,616	2,646
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 1.53%, 10/07/20 (a)	1,211	1,213
Series 2010-2A-R3, REMIC, 1.64%, 12/08/20 (a)	2,465	2,475
OAKC Mortgage Trust
Series 2013-A1R-9A, 2.17%, 10/20/25 (a) (b)	5,300	5,300
Palmer Square CLO Ltd.
Series 2013-A1AR-2A, 2.38%, 10/17/27 (a) (b)	3,800	3,801
SLM Student Loan Trust
Series 2008-A-9, 2.66%, 10/25/17 (a)	3,136	3,203
Series 2007-A3-3, REMIC, 1.20%, 04/25/19 (a)	3,000	2,994
Stanwich Mortgage Loan Co.
Series 2016-NOTE-NPA1, REMIC, 3.84%, 11/16/19 (a) (b)	3,068	3,075
Symphony CLO VIII LP
Series 2012-AR-8A, 2.26%, 01/09/23 (a) (b)	3,962	3,963
TICP CLO Ltd.
Series 2014-A1AR-2A, 2.32%, 07/20/26 (a) (b)	8,300	8,313
	Shares/Par†	Value
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (b)	4,600	4,870
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 2.73%, 03/25/33 (a)	70	71
Series 2003-A7-AR5, REMIC, 3.06%, 06/25/33 (a)	177	188
Series 2003-2A-AR9, REMIC, 2.85%, 09/25/33 (a)	187	189
Series 2005-3A1-AR10, REMIC, 3.31%, 08/25/35 (a)	60	56
Series 2005-2A1-AR14, REMIC, 3.06%, 12/25/35 (a)	162	156
Series 2006-1A-AR9, REMIC, 1.73%, 08/25/46 (a)	3,111	2,849
Series 2007-1A-OA4, REMIC, 1.50%, 05/25/47 (a)	414	394
Other Securities		37,597
Total Non-U.S. Government Agency Asset-Backed Securities (cost $130,820)		132,528
CORPORATE BONDS AND NOTES 5.2%
Consumer Discretionary 0.0%
Other Securities		323
Energy 0.6%
Enbridge Inc.
1.95%, 06/15/20 (a)	6,200	6,197
Spectra Energy Partners LP
1.92%, 06/05/20 (a)	5,800	5,823
Other Securities		426
		12,446
Financials 3.9%
Ally Financial Inc.
6.25%, 12/01/17	7,300	7,422
3.25%, 02/13/18	9,700	9,767
3.75%, 11/18/19	200	205
Bank of America NA
1.75%, 06/05/18	6,500	6,510
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	4,046
Deutsche Bank AG
4.25%, 10/14/21	7,000	7,330
Goldman Sachs Group Inc.
2.45%, 09/15/20 (a)	5,800	5,893
John Deere Capital Corp.
1.58%, 06/22/20 (a)	7,000	7,009
Mitsubishi UFJ Financial Group Inc.
3.08%, 03/01/21 (a)	2,700	2,810
Navient Corp.
5.88%, 03/25/21	100	106
Petrobras Global Finance BV
8.38%, 05/23/21	3,100	3,476
6.13%, 01/17/22	4,600	4,762
4.38% - 8.75%, 05/20/23 - 05/23/26	400	439
6.63%, 01/16/34, GBP	200	253
Petrobras International Finance Co.
5.38%, 01/27/21	100	102
Royal Bank of Scotland Group Plc
4.70%, 07/03/18	100	102
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	800	960
SLM Corp.
4.63%, 09/25/17	100	100
5.50%, 01/15/19	1,600	1,665
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	3,000	3,002
UBS AG
1.54%, 12/07/18 (a) (c) (d)	5,400	5,402
1.80%, 06/08/20 (a) (b)	5,400	5,410
Other Securities		6,180
		82,951
Health Care 0.0%
Other Securities		101

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Industrials 0.1%
Other Securities		2,606
Real Estate 0.2%
Unibail-Rodamco SE
1.93%, 04/16/19 (a)	3,500	3,486
Other Securities		326
		3,812
Telecommunication Services 0.4%
AT&T Inc.
1.81%, 01/15/20 (a)	1,900	1,909
2.02%, 07/15/21 (a) (e)	5,800	5,844
Other Securities		531
		8,284
Total Corporate Bonds And Notes (cost $109,265)		110,523
GOVERNMENT AND AGENCY OBLIGATIONS 112.4%
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 1.61%, 08/15/33 (a)	552	553
Series T-1A1-62, REMIC, 1.89%, 10/25/44 (a)	326	328
Series T-1A1-63, REMIC, 1.86%, 02/25/45 (a)	247	248
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 1.28%, 07/25/37 (a)	130	125
Government National Mortgage Association
Series 2017-FB-H10, 2.55%, 04/20/67 (a)	2,701	2,789
		4,043
Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corp.
2.74% - 3.03%, 07/01/36 - 10/01/36 (a)	511	533
1.61%, 09/15/42	6,511	6,546
Federal National Mortgage Association
2.77% - 3.76%, 11/01/35 - 06/01/36 (a)	83	86
TBA, 3.50%, 09/15/47 (f)	4,000	4,094
		11,259
Municipal 0.0%
Other Securities		288
Non-U.S. Government Agency Asset-Backed Securities 0.2%
SLM Student Loan Trust
Series 2003-A5-2, 0.00%, 12/15/23, EUR (a)	255	290
Series 2004-A5-2, 0.00%, 01/25/24, EUR (a)	1,712	1,945
Series 2003-A5-5, 0.00%, 06/17/24, EUR (a)	814	924
Other Securities		1,597
		4,756
Sovereign 5.2%
Argentina Republic Government International Bond
6.88%, 01/26/27	5,000	5,171
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (g)	77,600	22,449
0.00%, 07/01/18, BRL (g)	227,200	63,094
Mexico Bonos
4.75%, 06/14/18, MXN	41,790	2,257
7.75%, 05/29/31, MXN	3,891	230
Mexico Bonos de Proteccion al Ahorro
7.16%, 01/04/18, MXN (a) (c)	194,700	11,080
United Kingdom Gilt Treasury Bond
1.50%, 07/22/47, GBP	180	215
United Kingdom Treasury Bond
3.25%, 01/22/44, GBP	350	582
Other Securities		3,705
		108,783
Treasury Inflation Indexed Securities 104.4%
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (h)	5,645	5,912
Japan Government CPI Indexed Bond
0.10%, 03/10/24, JPY (h)	328,320	3,026
0.10%, 03/10/27, JPY (h)	1,493,129	13,909
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (i)	14,500	11,322
3.00%, 09/20/30, NZD (i)	2,500	2,139
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (f) (h)	50,474	50,230
	Shares/Par†	Value
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/18 (h) (j)	1,167	1,173
1.38%, 07/15/18 (f) (h) (j)	1,236	1,256
0.13%, 04/15/19 (f) (h) (j)	16,384	16,391
1.88%, 07/15/19 (f) (h) (j)	22,217	23,161
1.38%, 01/15/20 (f) (h) (j)	92,723	96,113
0.13%, 04/15/20 (f) (h)	33,017	33,063
1.25%, 07/15/20 (f) (h)	39,557	41,220
0.13%, 04/15/21 (f) (h)	232,766	232,403
0.63%, 07/15/21 (f) (h) (j)	48,116	49,297
0.13%, 01/15/22 (f) (h)	21,715	21,668
0.13%, 07/15/22 (f) (h)	128,002	127,842
0.13%, 01/15/23 (f) (h)	86,232	85,410
0.38%, 07/15/23 (f) (h)	161,161	162,143
0.63%, 01/15/24 (f) (h)	37,402	37,928
0.13%, 07/15/24 (f) (h)	65,120	63,950
0.25%, 01/15/25 (f) (h)	42,813	42,037
2.38%, 01/15/25 (f) (h)	227,884	259,468
0.38%, 07/15/25 (f) (h)	22,973	22,794
0.63%, 01/15/26 (f) (h)	154,549	155,515
2.00%, 01/15/26 (f) (h)	100,876	112,981
0.13%, 07/15/26 (f) (h) (j)	13,037	12,573
0.38%, 01/15/27 (f) (h)	14,374	14,118
2.38%, 01/15/27 (h) (j)	3,031	3,531
1.75%, 01/15/28 (f) (h)	14,053	15,654
3.63%, 04/15/28 (h)	86,552	113,032
2.50%, 01/15/29 (f) (h)	62,492	75,137
3.88%, 04/15/29 (f) (h)	10,195	13,841
2.13%, 02/15/40 (h)	44,925	55,861
2.13%, 02/15/41 (h)	6,365	7,953
0.75%, 02/15/42 (f) (h)	10,464	9,953
0.63%, 02/15/43 (f) (h) (j)	2,893	2,660
1.38%, 02/15/44 (f) (h)	73,569	80,018
0.75%, 02/15/45 (f) (h)	31,447	29,511
1.00%, 02/15/46 (f) (h)	53,622	53,605
0.88%, 02/15/47 (f) (h)	14,901	14,472
United Kingdom Inflation Indexed Bond
0.13%, 03/22/44, GBP (h)	6,769	13,627
0.13%, 03/22/46, GBP (h)	4,802	9,939
0.13%, 03/22/58, GBP (h)	233	588
0.13%, 11/22/65, GBP (h)	1,678	4,839
Other Securities		658
		2,203,921
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	418	446
U.S. Treasury Securities 1.9%
U.S. Treasury Bond
3.00%, 02/15/47 (f)	12,020	12,422
3.00%, 05/15/47 (f)	6,060	6,264
U.S. Treasury Note
1.88%, 04/30/22	300	300
2.75%, 02/15/24 (f)	19,900	20,699
		39,685
Total Government And Agency Obligations (cost $2,402,327)		2,373,181
PREFERRED STOCKS 0.0%
Financials 0.0%
Other Securities		656
Total Preferred Stocks (cost $500)		656
SHORT TERM INVESTMENTS 9.2%
Certificates of Deposit 3.0%
Barclays Bank Plc, 1.95%, 11/06/17 (a)	6,000	6,013
Barclays Bank Plc, 1.71%, 03/16/18 (a)	4,500	4,508
Credit Suisse AG, 2.03%, 09/12/17 (a)	8,900	8,913
Mitsubishi UFJ Trust & Banking Corp., 1.99%, 09/19/17 (a)	3,400	3,403
Natixis, 1.98%, 09/25/17 (a)	11,900	11,918
Norinchukin Bank, 1.87%, 10/11/17 (a)	12,500	12,518
Sumitomo Mitsui Banking Corp., 1.95%, 09/15/17 (a)	3,500	3,505
Sumitomo Mitsui Trust Bank Ltd., 1.86%, 10/06/17 (a)	3,600	3,604
Sumitomo Mitsui Trust Bank Ltd., 2.00%, 09/18/17 (a)	7,700	7,708
		62,090

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 0.88% (k) (l)	6,003	6,003
Treasury Securities 2.8%
Argentina Treasury Bill
0.00%, 07/14/17 - 12/15/17	7,300	7,251
Brazil Letras do Tesouro Nacional
0.00%, 10/01/17, BRL	19,600	5,782
0.00%, 04/01/18, BRL	21,300	6,040
Japan Treasury Bill
0.00%, 07/10/17, JPY	2,180,000	19,383
0.00%, 08/07/17, JPY	1,580,000	14,049
Mexico Cetes
0.36%, 08/17/17, MXN	5,358	2,925
U.S. Treasury Bill
0.91%, 08/31/17 (j)	3,687	3,681
		59,111
U.S. Government Agency Obligations 3.1%
Federal Home Loan Bank
1.01%, 08/25/17 (m)	65,800	65,696
Total Short Term Investments (cost $193,565)		192,900
Total Investments 133.1% (cost $2,836,477)		2,809,788
Total Purchased Options 0.1% (cost $2,880)		2,543
Other Derivative Instruments (0.2)%		(4,922)
Other Assets and Liabilities, Net (33.0)%		(696,476)
Total Net Assets 100.0%		$2,110,933

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $98,015 and 4.6%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) All or portion of the security was on loan.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $2,086,404.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Treasury inflation indexed note, par amount is not adjusted for inflation.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(m) The security is a direct debt of the agency and not collateralized by mortgages.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
UBS AG, 1.54%, 12/07/18	06/02/17	$5,400	$5,402	0.3%
		$5,400	$5,402	0.3%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bobl	14	September 2017	EUR	1,863	$(1)	$(21)
Euro-OAT	(22)	September 2017	EUR	(3,285)	6	22
Japanese Government Bond, 10-Year	(24)	September 2017	JPY	(3,608,872)	70	55
U.K. Long Gilt	(33)	September 2017	GBP	(4,207)	6	82
U.S. Treasury Long Bond	(269)	September 2017		(41,035)	151	(307)
U.S. Treasury Note, 10-Year	(284)	September 2017		(35,803)	80	152
U.S. Treasury Note, 5-Year	(585)	September 2017		(69,070)	101	136
					$413	$119

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.25%	06/21/19	15,100	$6	$15
3-Month LIBOR	Receiving	2.80%	10/28/25	5,380	10	(30)
3-Month LIBOR	Receiving	1.85%	07/27/26	8,000	13	260
3-Month LIBOR	Receiving	2.00%	07/27/26	62,100	99	432
3-Month LIBOR	Receiving	1.75%	12/21/26	43,890	140	3,198
3-Month LIBOR	Receiving	2.97%	10/25/48	3,000	15	(218)
3-Month LIBOR	Receiving	2.95%	11/19/48	2,000	10	(136)
3-Month LIBOR	Receiving	2.95%	12/12/48	2,000	10	(136)
3-Month LIBOR	Receiving	2.75%	12/19/48	670	3	(34)
3-Month LIBOR	Paying	1.25%	06/15/18	12,700	(1)	(81)
3-Month LIBOR	Paying	2.68%	10/25/23	18,600	(39)	392
3-Month LIBOR	Paying	2.67%	11/19/23	8,000	(17)	161
3-Month LIBOR	Paying	2.68%	12/12/23	8,000	(17)	161
3-Month LIBOR	Paying	2.50%	12/19/23	14,300	(30)	280
3-Month LIBOR	Paying	2.25%	12/21/46	14,300	(68)	528
3-Month LIBOR	Paying	1.75%	06/21/47	5,300	(23)	(13)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
6-Month British Bankers' Association Yen LIBOR	Receiving	1.50%	12/21/45	JPY	50,000	4	(6)
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	6,200	(4)	(3)
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	30,100	61	(191)
6-Month GBP LIBOR	Receiving	2.00%	09/16/45	GBP	15,660	73	(2,210)
6-Month GBP LIBOR	Receiving	1.75%	03/21/48	GBP	410	2	20
6-Month GBP LIBOR	Receiving	1.75%	03/21/48	GBP	13,630	(33)	433
France CPI Excluding Tobacco	Receiving	0.89%	11/15/18	EUR	1,600	—	(5)
France CPI Excluding Tobacco	Paying	1.44%	06/15/27	EUR	7,200	—	(14)
Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/17	EUR	6,500	1	31
Harmonised Index of Consumer Prices	Receiving	0.63%	09/15/18	EUR	5,900	—	41
Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/18	EUR	5,400	(1)	40
Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/21	EUR	7,150	—	107
Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/21	EUR	8,000	1	114
Harmonised Index of Consumer Prices	Receiving	1.36%	06/15/27	EUR	7,200	—	18
Harmonised Index of Consumer Prices	Paying	0.83%	05/15/18	EUR	10,500	(1)	(80)
Harmonised Index of Consumer Prices	Paying	1.18%	05/15/26	EUR	1,800	—	7
Harmonised Index of Consumer Prices	Paying	1.39%	12/15/26	EUR	12,600	1	43
Mexican Interbank Rate	Paying	5.61%	07/07/21	MXN	7,800	—	7
Mexican Interbank Rate	Paying	7.03%	11/10/21	MXN	30,000	(1)	24
Mexican Interbank Rate	Paying	7.35%	11/17/21	MXN	12,300	—	16
Mexican Interbank Rate	Paying	7.20%	06/05/24	MXN	94,700	(10)	68
Mexican Interbank Rate	Paying	8.04%	12/17/26	MXN	110,300	(17)	384
Mexican Interbank Rate	Paying	7.73%	02/25/27	MXN	92,300	(14)	74
U.K. Retail Price Index	Receiving	3.59%	10/15/46	GBP	1,850	38	33
U.K. Retail Price Index	Paying	3.19%	04/15/30	GBP	2,700	(18)	88
U.K. Retail Price Index	Paying	3.35%	05/15/30	GBP	9,400	(63)	(6)
U.K. Retail Price Index	Paying	3.40%	06/15/30	GBP	13,700	(92)	126
U.K. Retail Price Index	Paying	3.33%	08/15/30	GBP	11,800	(81)	32
U.K. Retail Price Index	Paying	3.28%	09/15/30	GBP	3,900	(27)	123
U.K. Retail Price Index	Paying	3.30%	12/15/30	GBP	3,600	(25)	111
U.K. Retail Price Index	Paying	3.14%	04/15/31	GBP	6,600	(48)	206
U.K. Retail Price Index	Paying	3.10%	06/15/31	GBP	7,200	(53)	155
U.K. Retail Price Index	Paying	3.53%	10/15/31	GBP	11,540	(63)	2
US CPURNSA	Receiving	1.01%	10/16/17		3,700	1	(9)
US CPURNSA	Receiving	1.71%	04/27/18		18,400	4	(84)
US CPURNSA	Receiving	1.79%	06/15/19		5,600	1	(2)
US CPURNSA	Receiving	2.03%	11/23/20		6,700	2	(40)
US CPURNSA	Receiving	2.02%	11/25/20		6,300	2	(37)
US CPURNSA	Receiving	1.55%	07/26/21		4,500	1	(76)
US CPURNSA	Receiving	1.60%	09/12/21		3,550	1	(62)
US CPURNSA	Receiving	2.50%	07/15/22		20,800	10	(274)
US CPURNSA	Paying	1.94%	04/27/19		18,400	(5)	131
US CPURNSA	Paying	1.73%	07/26/26		4,500	(1)	113
US CPURNSA	Paying	1.80%	09/12/26		3,550	(1)	92
US CPURNSA	Paying	1.78%	09/15/26		3,100	(1)	80
						$(245)	$4,399

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.HY.28	5.00%	06/20/22	23,370	$(1,611)	$(46)	$57
iTraxx Europe Series 26	1.00	12/20/21	10,800	(280)	1	(99)
iTraxx Europe Series 27	1.00	06/20/22	7,200	(178)	—	(53)
				$(2,069)	$(45)	$(95)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
90-Day Eurodollar Future	Put	98.25	03/19/18	243	$20
90-Day Eurodollar Future	Put	98.25	03/19/18	314	26
90-Day Eurodollar Future	Put	98.25	03/19/18	551	45
					$91

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Interest Rate Swaptions
3-Month LIBOR ‡	DUB	Call	2.15%	06/15/18	6,900,000	$168
3-Month LIBOR ‡	DUB	Call	2.15	06/15/18	2,800,000	68
3-Month LIBOR ‡	DUB	Put	2.15	06/15/18	2,800,000	337
3-Month LIBOR ‡	DUB	Put	2.15	06/15/18	6,900,000	831
3-Month LIBOR ‡	MSC	Put	2.72	07/16/18	31,100,000	476
3-Month LIBOR ‡	MSC	Put	2.77	07/16/18	40,700,000	572
						$2,452

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	127.50	07/21/17	236	$(11)
10-Year U.S. Treasury Note Future	Call	127.50	07/21/17	113	(5)
10-Year U.S. Treasury Note Future	Call	127.50	08/25/17	181	(37)
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	236	(181)
10-Year U.S. Treasury Note Future	Put	126.00	07/21/17	113	(86)
10-Year U.S. Treasury Note Future	Put	124.50	08/25/17	181	(82)
90-Day Eurodollar Future	Call	98.75	03/19/18	551	(21)
90-Day Eurodollar Future	Call	98.75	03/19/18	314	(12)
90-Day Eurodollar Future	Call	98.75	03/19/18	243	(9)
					$(444)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †		Value
Foreign Currency Options
British Pound versus USD	BNP	Put	1.27	07/05/17	GBP	3,900,000	$—
British Pound versus USD	MSC	Put	1.27	07/06/17	GBP	3,900,000	—
							$-
Inflation - Capped/Floor Options
Cap - CPURNSA Index	JPM	Call	4.00	04/22/24		19,400,000	$(7)
Cap - CPURNSA Index	JPM	Call	4.00	05/16/24		1,700,000	—
Floor - CPURNSA Index	BNP	Call	0.00	03/01/18		2,800,000	—
Floor - CPURNSA Index	CIT	Call	0.00	09/29/20		3,100,000	—
Floor - CPURNSA Index	DUB	Call	0.00	01/22/18		3,700,000	—
Floor - CPURNSA Index	JPM	Call	0.00	03/24/20		21,100,000	(72)
Floor - CPURNSA Index	JPM	Call	0.00	10/02/20		8,600,000	(39)
							$(118)

Summary of Written Options
	Number of Contracts†	Notional† EUR	Notional† GBP	Notional† USD	Premiums
Options outstanding at December 31, 2016	86	9,700,000	12,370,000	213,300,000	$3,716
Options written during the period	4,913	36,000,000	46,851,000	42,360,700	2,723
Options closed during the period	(1,081)	(7,200,000)	—	(163,400,000)	(3,722)
Options exercised during the period	(991)	(18,000,000)	(13,017,000)	—	(726)
Options expired during the period	(759)	(20,500,000)	(38,404,000)	(31,860,700)	(843)
Options outstanding at June 30, 2017	2,168	—	7,800,000	60,400,000	$1,150

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	CIT	09/15/17	ARS	20,110	$1,166	$(34)
ARS/USD	MSC	09/15/17	ARS	30,064	1,743	(53)
AUD/USD	ANZ	07/05/17	AUD	12,611	9,693	125
BRL/USD	BNP	07/05/17	BRL	10,114	3,052	(83)
BRL/USD	CIT	07/05/17	BRL	25,505	7,697	(60)
BRL/USD	CSI	07/05/17	BRL	16,674	5,032	(8)
BRL/USD	DUB	07/05/17	BRL	18,946	5,717	(9)
BRL/USD	DUB	08/02/17	BRL	18,946	5,680	6
BRL/USD	BNP	10/03/17	BRL	59,900	17,747	(120)
BRL/USD	DUB	10/03/17	BRL	83,900	24,858	(248)
CAD/USD	ANZ	08/15/17	CAD	2,113	1,631	64
EUR/USD	BNP	07/05/17	EUR	7,364	8,411	35
EUR/USD	CSI	07/05/17	EUR	3,724	4,254	59
GBP/USD	CIT	07/05/17	GBP	5,744	7,482	55
GBP/USD	JPM	07/05/17	GBP	3,227	4,203	36
GBP/USD	SCB	07/05/17	GBP	6,560	8,544	156
GBP/USD	UBS	07/05/17	GBP	31,105	40,514	650
GBP/USD	JPM	08/02/17	GBP	1,867	2,434	7

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
INR/USD	SCB	07/20/17	INR	303,357	4,683	60
INR/USD	CSI	12/04/17	INR	303,357	4,601	(27)
JPY/USD	BNP	07/05/17	JPY	2,129,707	18,936	(88)
JPY/USD	UBS	08/02/17	JPY	176,300	1,570	(7)
MXN/USD	CIT	08/08/17	MXN	3,203	175	(3)
MXN/USD	JPM	08/08/17	MXN	2,303	126	(1)
MXN/USD	BNP	03/01/18	MXN	123,300	6,547	332
NZD/USD	BOA	07/05/17	NZD	18,454	13,523	123
RUB/USD	CIT	09/21/17	RUB	312,573	5,212	(195)
USD/AUD	BOA	07/05/17	AUD	(12,611)	(9,693)	(303)
USD/AUD	ANZ	08/02/17	AUD	(12,611)	(9,689)	(124)
USD/BRL	BNP	07/05/17	BRL	(10,114)	(3,052)	5
USD/BRL	CIT	07/05/17	BRL	(25,505)	(7,697)	13
USD/BRL	CSI	07/05/17	BRL	(16,673)	(5,032)	16
USD/BRL	DUB	07/05/17	BRL	(18,946)	(5,717)	(9)
USD/BRL	BNP	10/03/17	BRL	(53,500)	(15,851)	(244)
USD/BRL	BNP	10/03/17	BRL	(61,000)	(18,073)	94
USD/BRL	JPM	10/03/17	BRL	(48,900)	(14,488)	(106)
USD/BRL	BNP	01/03/18	BRL	(5,060)	(1,477)	(75)
USD/BRL	DUB	01/03/18	BRL	(63,400)	(18,505)	(842)
USD/BRL	JPM	01/03/18	BRL	(9,140)	(2,668)	(141)
USD/BRL	CIT	04/03/18	BRL	(16,000)	(4,605)	225
USD/BRL	MSC	04/03/18	BRL	(5,300)	(1,525)	55
USD/BRL	BNP	07/03/18	BRL	(71,800)	(20,358)	127
USD/BRL	BOA	07/03/18	BRL	(4,400)	(1,248)	50
USD/BRL	CIT	07/03/18	BRL	(21,000)	(5,954)	293
USD/BRL	DUB	07/03/18	BRL	(66,400)	(18,827)	167
USD/BRL	JPM	07/03/18	BRL	(55,900)	(15,850)	666
USD/BRL	MSC	07/03/18	BRL	(7,700)	(2,183)	76
USD/CAD	CIT	08/15/17	CAD	(10,022)	(7,734)	(419)
USD/CNY	UBS	07/05/17	CNY	(898)	(132)	(3)
USD/EUR	BOA	07/05/17	EUR	(11,088)	(12,665)	(202)
USD/EUR	BNP	08/02/17	EUR	(7,364)	(8,425)	(36)
USD/GBP	CIT	07/05/17	GBP	(45,411)	(59,148)	(718)
USD/GBP	UBS	08/02/17	GBP	(31,105)	(40,553)	(653)
USD/INR	CSI	07/20/17	INR	(303,357)	(4,683)	12
USD/JPY	MSC	07/05/17	JPY	(2,129,707)	(18,936)	280
USD/JPY	CIT	07/10/17	JPY	(2,180,000)	(19,387)	423
USD/JPY	BNP	08/02/17	JPY	(2,129,707)	(18,960)	86
USD/JPY	BOA	08/07/17	JPY	(70,000)	(623)	6
USD/JPY	CIT	08/07/17	JPY	(1,000,000)	(8,905)	103
USD/JPY	UBS	08/07/17	JPY	(510,000)	(4,541)	52
USD/MXN	BNP	08/08/17	MXN	(150,691)	(8,254)	(440)
USD/MXN	CIT	08/08/17	MXN	(106,705)	(5,844)	(73)
USD/MXN	BNP	08/17/17	MXN	(32,240)	(1,763)	(150)
USD/MXN	CSI	08/17/17	MXN	(21,340)	(1,167)	(99)
USD/MXN	BNP	03/01/18	MXN	(123,300)	(6,547)	(651)
USD/NZD	SCB	07/05/17	NZD	(18,454)	(13,523)	(476)
USD/NZD	BOA	08/02/17	NZD	(18,454)	(13,516)	(123)
USD/RUB	CSI	10/20/17	RUB	(311,107)	(5,159)	172
					$(227,726)	$(2,194)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.K. Retail Price Index	Paying	BOA	3.43%	06/15/30	GBP	1,800	$1	$44
US CPURNSA	Receiving	DUB	2.32%	11/16/17		12,300	—	(685)
US CPURNSA	Receiving	DUB	2.50%	07/15/22		5,700	129	(708)
US CPURNSA	Receiving	DUB	2.56%	05/08/23		11,800	—	(1,225)
US CPURNSA	Paying	MSC	2.06%	05/12/25		23,000	—	336
US CPURNSA	Paying	MSC	1.81%	09/20/26		1,400	—	(31)
							$130	$(2,269)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]		Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CMBX.NA.AAA.8	DUB	N/A	%	0.50%	10/17/57	$(4,400)	$(27)	$(229)	$202
CMBX.NA.AAA.8	MLP	N/A		0.50	10/17/57	(1,000)	(7)	(70)	63
Federative Republic of Brazil, 4.25%, 01/07/25	CGM	2.38		1.00	06/20/22	(1,800)	(113)	(114)	1
Federative Republic of Brazil, 4.25%, 01/07/25	CGM	1.89		1.00	06/20/21	(400)	(14)	(35)	21
Federative Republic of Brazil, 4.25%, 01/07/25	CSI	1.89		1.00	06/20/21	(1,100)	(36)	(76)	40
Federative Republic of Brazil, 4.25%, 01/07/25	DUB	1.89		1.00	06/20/21	(800)	(26)	(69)	43
Federative Republic of Brazil, 4.25%, 01/07/25	JPM	1.89		1.00	06/20/21	(600)	(20)	(42)	22
Russian Federation, 7.50%, 03/31/30	JPM	1.33		1.00	06/20/21	(1,200)	(15)	(74)	59
United Mexican States, 5.95%, 03/19/19	BNP	0.83		1.00	06/20/21	(7,200)	48	(182)	230
United Mexican States, 5.95%, 03/19/19	BOA	0.83		1.00	06/20/21	(2,100)	14	(53)	67
United Mexican States, 5.95%, 03/19/19	CGM	0.83		1.00	06/20/21	(500)	4	(12)	16
United Mexican States, 5.95%, 03/19/19	CSI	0.83		1.00	06/20/21	(4,600)	30	(120)	150
United Mexican States, 5.95%, 03/19/19	DUB	0.83		1.00	06/20/21	(1,900)	12	(46)	58
						$(27,600)	$(150)	$(1,122)	$972

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust’s Board of Trustees.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PIMCO Total Return Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.0%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 1.82%, 02/25/36 (a)	15,650	$14,951
Ares Enhanced Loan Investment Strategy IR Ltd.
Series 2013-A1BR-IRAR, 2.55%, 07/23/25 (a) (b)	11,300	11,301
Atlas Senior Loan Fund Ltd.
Series 2012-AR-2A, 2.40%, 01/30/24 (a) (b)	11,092	11,092
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 3.51%, 02/20/35 (a)	1,042	1,050
Series 2005-A1-D, REMIC, 3.18%, 05/25/35 (a)	12,778	13,293
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	13	14
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (b)	10,957	11,271
BCAP LLC Trust
Series 2012-6A6-RR1, REMIC, 1.20%, 03/26/18 (a) (b)	15,670	14,693
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,727	1,833
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (b)	1,090	884
Series 2011-12A1-RR5, REMIC, 5.04%, 03/26/37 (a) (b)	289	296
Series 2010-5A3-RR11, REMIC, 3.40%, 03/27/37 (a) (b)	8,618	6,420
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (b)	5,616	4,344
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 3.47%, 05/25/35 (a)	300	299
Series 2005-26A1-7, REMIC, 3.34%, 09/25/35 (a)	14,443	11,107
Series 2005-22A1-7, REMIC, 3.36%, 09/25/35 (a)	193	171
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.42%, 01/26/36 (a)	634	575
Series 2007-2A1-R6, REMIC, 3.06%, 12/26/46 (a)	379	344
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 2.52%, 03/25/37 (a) (b)	2,947	2,878
Chase Issuance Trust
Series 2017-A-A1, 1.46%, 01/15/20 (a)	9,400	9,426
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 1.37%, 04/25/34 (a)	2,603	2,396
Series 2004-M1-3, REMIC, 1.97%, 06/25/34 (a)	159	157
Series 2007-1A-2, REMIC, 1.36%, 10/25/35 (a)	5,930	5,063
Series 2005-M3-BC5, REMIC, 1.72%, 12/25/35 (a)	5,000	4,691
Series 2007-1A-9, REMIC, 1.42%, 02/25/36 (a)	14,206	12,342
Series 2006-1A-26, REMIC, 1.36%, 06/25/37 (a)	7,980	6,941
Series 2007-1A-13, REMIC, 2.06%, 06/25/36 (a)	2,732	2,551
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 1.59%, 03/25/32 (a) (b)	34	32
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	2,340	2,341
Series 2010-4A4-18R, REMIC, 3.25%, 04/26/38 (a) (b)	3,114	3,210
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	2,393	1,911
CSMC Trust
Series 2014-A1-RPL2, REMIC, 3.50%, 03/25/54 (a) (b)	13,387	13,659
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 1.68%, 04/25/36 (a)	5,400	5,203
Series 2005-2AV-17, REMIC, 1.46%, 05/25/36 (a)	7,213	7,113
Series 2006-2A3-17, REMIC, 1.46%, 03/25/47 (a)	6,698	4,455
	Shares/Par†	Value
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates
Series 2005-1A3-WF1, REMIC, 3.37%, 06/26/35 (a) (b)	1,261	1,254
Dryden XXV Senior Loan Fund
Series 2012-AR-25A, 2.36%, 01/15/25 (a) (b)	11,330	11,347
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-AFL-FLRR, 2.61%, 07/15/17 (a) (b)	3,608	3,608
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-A-ATRM, REMIC, 2.96%, 10/05/20 (b)	11,100	11,207
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 1.46%, 05/25/36 (a)	7,618	7,390
Series 2007-MV6-CH1, REMIC, 1.77%, 11/25/36 (a)	2,414	2,151
Series 2007-MV1-CH2, REMIC, 1.50%, 01/25/37 (a)	4,800	4,275
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 3.15%, 05/25/33 (a)	262	271
Series 2005-2A3-A6, REMIC, 1.60%, 08/25/35 (a)	4,088	3,882
Series 2005-3A-2, REMIC, 2.05%, 10/25/35 (a)	58	56
Series 2005-1A-2, REMIC, 2.54%, 10/25/35 (a)	5,253	5,227
Series 2005-5A-3, REMIC, 1.47%, 11/25/35 (a)	94	90
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-A3-8, REMIC, 6.08%, 07/12/17 (a)	388	389
Morgan Stanley Capital I Trust
Series 2015-A-XLF1, REMIC, 2.31%, 08/14/19 (a) (b)	4,218	4,206
Series 2014-B-CPT, REMIC, 3.56%, 07/13/21 (a) (b)	490	506
RAMP Trust
Series 2005-M5-EFC1, REMIC, 2.19%, 05/25/35 (a)	12,706	12,337
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 2.19%, 03/25/35 (a)	400	401
Series 2006-A3-FR3, REMIC, 1.47%, 05/25/36 (a)	3,738	2,346
Series 2007-A2A-HE1, REMIC, 1.28%, 12/25/36 (a)	268	92
Uropa Securities Plc
Series 2007-A3A-1, 0.54%, 10/10/40, GBP (a)	9,300	11,385
Other Securities		424,698
Total Non-U.S. Government Agency Asset-Backed Securities (cost $666,766)		695,425
CORPORATE BONDS AND NOTES 26.5%
Consumer Discretionary 0.2%
Other Securities		8,446
Energy 0.6%
Other Securities		19,451
Financials 20.9%
Bank of America Corp.
2.63% - 4.13%, 04/19/21 - 01/22/24	8,500	8,730
2.15%, 04/24/23 (a)	10,600	10,636
Bank of America NA
6.00%, 10/15/36	3,200	4,041
Barclays Bank Plc
7.63%, 11/21/22	3,000	3,433
7.75%, 04/10/23 (a)	12,800	13,296
Barclays Plc
3.29%, 08/10/21 (a)	9,800	10,271
3.20% - 3.68%, 08/10/21 - 01/10/23	7,800	8,025
Blackstone CQP Holdco LP
6.50%, 03/20/21 (b)	12,300	12,775
Cantor Fitzgerald LP
6.50%, 06/17/22 (c) (d)	11,100	12,426
Capital One NA
2.33%, 08/17/18 (a)	22,500	22,692
Credit Suisse Group Funding Guernsey Ltd.
3.45% - 3.80%, 04/16/21 - 06/09/23	14,800	15,215

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
3.75%, 03/26/25	13,950	14,078
Deutsche Bank AG
3.09%, 05/10/19 (a)	21,100	21,518
ING Bank NV
2.63%, 12/05/22 (b)	11,800	11,908
JPMorgan Chase & Co.
2.75%, 06/23/20	3,000	3,048
2.68%, 03/01/21 (a)	6,500	6,695
2.55% - 4.50%, 10/29/20 - 05/13/24	28,160	28,721
3.90%, 07/15/25	10,700	11,142
JPMorgan Chase Bank NA
6.00%, 10/01/17	4,100	4,142
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (b) (e)	36,800	50,126
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23), GBP (e) (f)	400	575
Merrill Lynch & Co. Inc.
6.40% - 6.88%, 08/28/17 - 04/25/18	6,900	7,115
Morgan Stanley
2.45%, 02/01/19	4,700	4,736
2.34%, 01/20/22 (a)	11,300	11,437
National Australia Bank Ltd.
1.79%, 07/23/18 (a) (b)	11,200	11,252
2.25%, 03/16/21 (b)	10,800	10,804
Royal Bank of Canada
2.30%, 03/22/21	10,900	10,931
Sumitomo Mitsui Financial Group Inc.
2.90%, 03/09/21 (a)	3,700	3,811
2.93%, 03/09/21	4,100	4,163
Svenska Handelsbanken AB
2.40%, 10/01/20	22,700	22,824
Sveriges Sakerstallda Obligationer AB
4.00%, 09/18/19, SEK	183,000	23,717
Swedbank Hypotek AB
3.75%, 06/19/19, SEK	187,500	23,992
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	2,000	2,001
2.50%, 01/18/22 (b)	12,800	12,875
UBS AG
1.80%, 06/08/20 (a) (b)	5,200	5,209
UBS Group AG
3.00%, 04/15/21 (b)	19,700	19,997
UBS Group Funding Jersey Ltd.
2.65%, 02/01/22 (b)	4,800	4,766
Wells Fargo & Co.
7.98%, (callable at 100 beginning 03/15/18) (e)	15,300	15,962
1.61%, 04/22/19 (a)	100	100
2.55%, 12/07/20	4,200	4,237
Wells Fargo Bank NA
1.87%, 12/06/19 (a)	6,500	6,567
Other Securities		247,434
		727,423
Financials 0.1%
Other Securities		3,310
Health Care 0.6%
Other Securities		19,953
Industrials 0.6%
Other Securities		21,611
Information Technology 0.4%
Other Securities		12,448
Real Estate 0.7%
AvalonBay Communities Inc.
3.45%, 06/01/25	11,700	11,870
Other Securities		12,835
		24,705
Telecommunication Services 1.7%
Verizon Communications Inc.
1.72% - 2.99%, 09/14/18 - 05/22/20 (a)	10,900	10,941
2.95% - 3.00%, 11/01/21 - 03/15/22	8,241	8,318
3.50%, 11/01/24	15,500	15,662
	Shares/Par†	Value
Other Securities		23,150
		58,071
Utilities 0.7%
Dynegy Inc.
6.75%, 11/01/19	12,600	12,974
7.38%, 11/01/22 (g)	6,000	5,943
Other Securities		7,152
		26,069
Total Corporate Bonds And Notes (cost $914,661)		921,487
GOVERNMENT AND AGENCY OBLIGATIONS 78.0%
Collateralized Mortgage Obligations 3.3%
Federal Home Loan Mortgage Corp.
Series JZ-1507, REMIC, 7.00%, 05/15/23	49	54
Series F-2266, REMIC, 1.61%, 11/15/30 (a)	1	1
Series LZ-2764, REMIC, 4.50%, 03/15/34	4,554	4,903
Series T-A1-75, REMIC, 1.26%, 12/25/36 (a)	330	326
Series BF-4611, REMIC, 1.56%, 06/15/41 (a)	13,764	13,801
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,582	4,637
Series T-1A1-63, REMIC, 1.86%, 02/25/45 (a)	40	40
Federal National Mortgage Association
Series 2003-KP-25, REMIC, 5.00%, 04/25/33	104	113
Series 2006-3A2-5, REMIC, 3.13%, 05/25/35 (a)	38	40
Series 2007-A1-73, REMIC, 1.28%, 07/25/37 (a)	236	226
Series 2010-FD-135, REMIC, 1.72%, 06/25/39 (a)	4,605	4,619
Series 2003-1A1-W1, REMIC, 5.54%, 12/25/42 (a)	33	36
Series 2004-5AF-W2, REMIC, 1.57%, 03/25/44 (a)	133	132
Government National Mortgage Association
Series 2015-FB-H18, REMIC, 1.59%, 07/20/65 (a)	9,406	9,383
Series 2015-FB-H20, REMIC, 1.59%, 08/20/65 (a)	7,440	7,421
Series 2015-FK-H19, REMIC, 1.59%, 08/20/65 (a)	8,997	8,975
Series 2015-FC-H22, REMIC, 1.59%, 09/20/65 (a)	10,456	10,429
Series 2015-FA-H23, REMIC, 1.61%, 09/20/65 (a)	13,682	13,662
Series 2015-FM-H10, REMIC, 1.44%, 04/20/65 (a)	4,500	4,485
Series 2015-FA-H09, REMIC, 1.61%, 04/20/65 (a)	4,863	4,856
Series 2015-FT-H31, REMIC, 1.64%, 11/20/65 (a)	6,872	6,901
Series 2017-FB-H03, REMIC, 1.64%, 06/20/66 (a)	7,087	7,099
Series 2016-FG-H20, REMIC, 1.69%, 08/20/66 (a)	12,888	12,949
		115,088
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K023, REMIC, 1.41%, 08/25/22 (a)	29,748	1,616
Mortgage-Backed Securities 46.9%
Federal Home Loan Mortgage Corp.
5.50% - 6.00%, 05/01/26 - 08/01/26	362	406
3.06%, 07/01/27 (a)	-	—
5.50% - 6.00%, 07/01/27 - 08/15/40	7,293	8,186
TBA, 3.50%, 08/15/46 (h)	54,000	55,365
TBA, 4.00%, 08/15/46 (h)	25,000	26,240
TBA, 4.50%, 07/15/47 (h)	13,000	13,924
TBA, 6.00%, 07/15/47 (h)	1,000	1,125
Federal National Mortgage Association
4.00% - 6.00%, 07/01/17 - 05/01/20	3,007	3,061
3.16%, 05/01/22	12,374	12,819
2.31% - 6.00%, 08/01/20 - 06/01/27	48,870	51,315
TBA, 3.00%, 08/15/31 (h)	44,000	45,107
TBA, 3.50% - 6.00%, 08/15/31 - 07/15/47 (h)	12,000	12,799
2.87% - 6.50%, 09/01/27 - 01/01/46	59,211	64,678
1.89% - 3.02%, 01/01/35 - 06/01/43 (a)	7,751	8,147
5.50%, 09/01/40	8,761	9,754
TBA, 3.00%, 08/15/46 (h)	204,000	203,346
TBA, 3.50%, 08/15/46 (h)	259,000	265,452

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
TBA, 4.00%, 08/15/46 (h)	371,000	389,253
TBA, 4.50%, 08/15/46 (h)	140,000	149,944
TBA, 5.00%, 08/15/46 (h)	17,000	18,551
TBA, 3.00%, 07/15/47 (h)	51,000	50,916
TBA, 3.50%, 09/15/47 (h)	147,000	150,455
TBA, 4.00%, 09/15/47 (h)	11,000	11,524
Government National Mortgage Association
2.13% - 2.37%, 05/20/26 - 02/20/27 (a)	26	26
2.13% - 2.37%, 04/20/30 - 02/20/32 (a)	53	54
3.00% - 5.00%, 02/15/38 - 07/15/45	25,241	27,267
TBA, 4.00%, 08/15/46 (h)	28,500	29,945
TBA, 3.00% - 5.00%, 08/15/46 - 07/15/47 (h)	18,000	18,723
		1,628,382
Municipal 0.6%
Other Securities		18,805
Non-U.S. Government Agency Asset-Backed Securities 0.3%
Navient Student Loan Trust
Series 2017-A1-3X, 1.52%, 12/25/19 (a) (b)	9,900	9,900
Sovereign 4.8%
Banco Nacional de Desenvolvimento Economico e Social
4.13%, 09/15/17, EUR	1,000	1,150
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (i)	218,800	63,297
0.00%, 07/01/18, BRL (i)	123,300	34,241
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23, BRL	57,700	17,227
Japan Finance Organization for Municipalities
2.63%, 04/20/22 (b)	11,600	11,624
Kuwait International Government Bond
2.75%, 03/20/22 (b)	8,700	8,735
Province of Ontario, Canada
4.40%, 04/14/20	8,400	8,911
1.65% - 4.20%, 09/27/19 - 06/02/20, CAD	5,200	4,787
3.15% - 4.00%, 06/02/21 - 06/02/22, CAD	11,300	9,324
Other Securities		8,695
		167,991
Treasury Inflation Indexed Securities 8.4%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (j)	19,204	19,111
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (j) (k)	32,706	32,654
2.00%, 01/15/26 (j) (k)	22,053	24,699
0.38%, 01/15/27 (j)	34,923	34,301
2.38%, 01/15/27 (j) (k)	64,749	75,423
1.75%, 01/15/28 (j)	51,240	57,077
2.50%, 01/15/29 (j)	34,395	41,355
0.75% - 3.63%, 04/15/28 - 02/15/45 (j)	8,771	8,393
		293,013
U.S. Government Agency Obligations 0.5%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19 (k) (l)	18,500	18,403
Small Business Administration Participation Certificates
5.13% - 6.29%, 01/01/21 - 06/01/24	128	137
		18,540
U.S. Treasury Securities 13.1%
U.S. Treasury Bond
2.75% - 4.25%, 05/15/39 - 08/15/42	14,400	15,976
4.50%, 08/15/39	10,200	13,228
4.38%, 11/15/39	7,000	8,932
4.63%, 02/15/40	8,100	10,692
4.38%, 05/15/40	14,100	18,015
3.13%, 02/15/42	8,200	8,693
2.75%, 11/15/42	28,500	28,202
3.13%, 02/15/43 (h)	65,600	69,403
2.88%, 05/15/43	41,800	42,257
3.63%, 08/15/43	39,800	45,845
3.75%, 11/15/43	29,300	34,482
2.50%, 02/15/45 (h)	87,100	81,411
3.00%, 05/15/45	20,700	21,366
2.50% - 3.63%, 02/15/44 - 02/15/46 (k)	12,300	12,439
2.25%, 08/15/46	18,000	15,879
	Shares/Par†	Value
3.00%, 02/15/47	18,700	19,325
U.S. Treasury Note
0.63%, 09/30/17 (k)	1,065	1,064
1.75% - 2.00%, 08/31/21 - 09/30/22 (k)	8,200	8,133
2.00%, 11/15/26	1,000	975
		456,317
Total Government And Agency Obligations (cost $2,723,532)		2,709,652
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 19.5%
Certificates of Deposit 3.3%
Barclays Bank Plc, 1.95%, 11/06/17 (a)	12,300	12,328
Mitsubishi UFJ Trust & Banking Corp., 1.99%, 09/19/17 (a)	9,400	9,409
Mizuho Bank Ltd., 1.93%, 12/12/17 (a)	15,300	15,338
Natixis, 1.98%, 10/02/17 (a)	19,300	19,329
Natixis, 1.98%, 09/25/17 (a)	7,700	7,712
Norinchukin Bank, 1.87%, 10/10/17 (a)	20,000	20,040
Sumitomo Mitsui Banking Corp., 1.95%, 09/15/17 (a)	11,500	11,515
Sumitomo Mitsui Trust Bank Ltd., 2.00%, 09/18/17 (a)	18,500	18,520
		114,191
Commercial Paper 1.4%
Deutsche Telekom AG, 1.35%, 07/24/17 (b)	24,800	24,779
HP Enterprise Corp., 1.40%, 07/27/17 (b)	15,000	14,985
Standard Chartered Bank, 1.43%, 07/03/17 (b)	10,200	10,199
		49,963
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (m) (n)	28,272	28,272
Treasury Securities 9.6%
Argentina Treasury Bill
0.00%, 09/15/17 - 04/13/18	25,700	25,496
Brazil Letras do Tesouro Nacional
0.00%, 04/01/18, BRL	95,600	27,111
Japan Treasury Bill
0.00%, 08/07/17, JPY	2,170,000	19,295
0.00%, 08/21/17, JPY	15,240,000	135,515
0.00%, 08/28/17, JPY	13,980,000	124,310
		331,727
U.S. Government Agency Obligations 4.4%
Federal Home Loan Bank
0.96% - 1.03%, 07/17/17 - 08/25/17 (l)	33,650	33,622
0.93%, 07/19/17 (l)	41,800	41,778
1.00%, 07/20/17 (l)	53,100	53,071
1.03%, 08/28/17 (l)	25,800	25,759
		154,230
Total Short Term Investments (cost $682,746)		678,383
Total Investments 144.0% (cost $4,987,705)		5,004,947
Total Purchased Options 0.0% (cost $2,487)		941
Other Derivative Instruments (0.1)%		(3,861)
Other Assets and Liabilities, Net (43.9)%		(1,525,223)
Total Net Assets 100.0%		$3,476,804

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $556,564 and 16.0%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Perpetual security.

(f) Convertible security.

(g) All or portion of the security was on loan.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $1,541,398.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Asciano Finance Ltd., 5.00%, 04/07/18	04/01/11	$4,608	$4,682	0.1%
Cantor Fitzgerald LP, 6.50%, 06/17/22	06/15/15	11,100	12,426	0.4
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/15	3,000	3,062	0.1
VB-S1 Issuer LLC, Series 2016-D-1A, 4.46%, 06/15/21	06/08/16	2,000	1,991	—
		$20,708	$22,161	0.6%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	(638)	September 2017		(157,296)	$8	$(43)
90-Day Eurodollar	(1,160)	December 2017		(285,772)	43	50
90-Day Eurodollar	(1,006)	March 2018		(247,768)	50	191
90-Day Eurodollar	(613)	June 2018		(150,828)	38	84
90-Day Eurodollar	(553)	December 2018		(135,666)	41	(96)
90-Day Eurodollar	(558)	March 2019		(136,809)	49	(103)
Australia Commonwealth Treasury Bond, 10-Year	1	September 2017	AUD	131	(1)	(2)
Canadian Government Bond, 10-Year	(433)	September 2017	CAD	(62,503)	311	1,266
Euro-BTP	(58)	September 2017	EUR	(7,780)	2	(61)
Euro-Bund	797	September 2017	EUR	130,968	(273)	(2,235)
Euro-OAT	(2,043)	September 2017	EUR	(305,621)	537	2,636
U.K. Long Gilt	(298)	September 2017	GBP	(37,986)	54	737
U.S. Treasury Long Bond	(474)	September 2017		(72,260)	267	(588)
U.S. Treasury Note, 10-Year	5,587	September 2017		703,397	(1,571)	(2,054)
U.S. Treasury Note, 5-Year	12,947	September 2017		1,529,053	(2,225)	(3,432)
					$(2,670)	$(3,650)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance	Receiving	1.75%	12/16/46	CAD	3,000	$27	$382
3-Month LIBOR	Receiving	2.00%	12/16/19		328,800	208	9,357
3-Month LIBOR	Receiving	1.25%	06/21/20		47,200	39	(406)
3-Month LIBOR	Receiving	1.25%	06/21/21		218,000	266	(1,519)
3-Month LIBOR	Receiving	1.45%	06/28/21		140,800	116	1,763
3-Month LIBOR	Receiving	1.25%	06/21/22		115,500	194	(956)
3-Month LIBOR	Receiving	2.25%	12/16/22		227,600	469	9,997
3-Month LIBOR	Receiving	2.75%	12/16/45		52,200	262	5,185
3-Month LIBOR	Receiving	2.50%	06/15/46		17,100	84	1,557
6-Month British Bankers' Association Yen LIBOR	Receiving	0.30%	03/18/26	JPY	19,670,000	313	745
6-Month British Bankers' Association Yen LIBOR	Receiving	0.30%	09/20/27	JPY	3,180,000	48	107
6-Month GBP LIBOR	Receiving	1.00%	09/20/22	GBP	55,600	(17)	488
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	9,500	(5)	152
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	36,300	73	(59)
6-Month GBP LIBOR	Receiving	1.75%	03/21/48	GBP	18,200	(44)	16
						$2,033	$26,809

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.28	5.00%	06/20/22	(4,700)	$324	$9	$(7)
Citigroup Inc., 6.13%, 05/15/18	1.00	12/20/20	(9,400)	200	—	23
General Motors Co., 3.50%, 10/02/18	5.00	06/20/22	(7,000)	1,169	—	(25)
MetLife Inc., 4.75%, 02/08/21	1.00	12/20/21	(16,100)	344	—	336

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Morgan Stanley, 3.75%, 02/25/23	1.00	12/20/20	(9,000)	167	—	19
Simon Property Group Inc., 4.38%, 03/01/21	1.00	06/20/22	(8,500)	60	—	36
Sprint Communications, 7.00%, 08/15/20	5.00	12/20/19	(500)	48	—	21
Sprint Communications, 8.38%, 08/15/17	5.00	12/20/19	(200)	19	—	8
Tesco Plc, 6.00%, 12/14/29	1.00	06/20/22	(7,000)	(206)	(3)	150
Volkswagen International Finance, 5.38%, 05/22/18	1.00	12/20/17	(9,900)	48	—	(30)
Volkswagen International Finance, 5.38%, 05/22/18	1.00	12/20/21	(6,600)	155	(1)	200
				$2,328	$5	$731

Exchange Traded Futures Options
	Purchased (Written) Contracts†	Exercise Price		Expiration	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Interest Options
Euro-Bund	230	EUR	152.00	08/25/17	$3	$5
Euro-Bund	130	EUR	147.00	08/25/17	—	—
Euro-Bund	1,100	EUR	146.00	08/25/17	—	(1)
					$3	$4

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Put	109.50	08/25/17	791	$—
10-Year U.S. Treasury Note Future	Put	111.00	08/25/17	5,000	—
5-Year U.S. Treasury Note Future	Put	110.00	08/25/17	447	—
5-Year U.S. Treasury Note Future	Put	109.25	08/25/17	12,500	—
90-Day Eurodollar Future	Put	98.25	03/19/18	541	44
90-Day Eurodollar Future	Put	98.25	03/19/18	453	37
90-Day Eurodollar Future	Put	98.25	03/19/18	671	55
					$136

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Interest Rate Swaptions
3-Month LIBOR	MSC	Put	2.91%	08/20/18	6,800,000	$250
3-Month LIBOR ‡	MSC	Put	2.91	08/20/18	15,100,000	555
						$805
Options on Securities
Federal National Mortgage Association, 3.00%, 08/15/46, TBA	JPM	Put	70.00	08/07/17	70,000,000	$—
Federal National Mortgage Association, 3.50%, 08/15/46, TBA	JPM	Put	73.00	08/07/17	273,000,000	—
Federal National Mortgage Association, 4.00%, 08/15/46, TBA	JPM	Put	74.00	08/07/17	200,000,000	—
						$—

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
90-Day Eurodollar Future	Call	98.75	03/19/18	671	$(25)
90-Day Eurodollar Future	Call	98.75	03/19/18	453	(17)
90-Day Eurodollar Future	Call	98.75	03/19/18	541	(20)
					$(62)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Brazilian Real versus USD	CSI	Call	BRL	3.55	10/02/17	13,500,000	$(154)
Brazilian Real versus USD	CSI	Call	BRL	6.30	01/11/18	12,300,000	(4)
Brazilian Real versus USD	DUB	Call	BRL	4.25	11/17/17	7,200,000	(17)
Brazilian Real versus USD	JPM	Call	BRL	3.43	07/07/17	56,600,000	(37)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Brazilian Real versus USD	JPM	Call	BRL	3.51	09/27/17		21,400,000	(274)
British Pound versus USD	CIT	Put		1.26	07/03/17	GBP	28,900,000	—
British Pound versus USD	CIT	Put		1.26	07/03/17	GBP	8,100,000	—
								$(486)
Inflation - Capped/Floor Options
Floor - CPURNSA Index	CGM	Call		0.00	03/12/20		1,800,000	$—
Floor - CPURNSA Index	CGM	Call		0.00	09/29/20		6,400,000	—
Floor - CPURNSA Index	DUB	Call		0.00	03/10/20		1,900,000	—
								$-
Interest Rate Swaptions
3-Month LIBOR	MSC	Put		2.80%	08/20/18		30,100,000	$(139)
3-Month LIBOR	MSC	Put		2.80	08/20/18		66,400,000	(306)
								$(445)
Options on Securities
Federal National Mortgage Association, 3.00%, 07/15/47, TBA	JPM	Put		98.41	07/06/17		74,000,000	$—
Federal National Mortgage Association, 3.50%, 07/15/47, TBA	JPM	Put		101.95	07/06/17		33,000,000	—
								$-

Summary of Written Options
	Number of Contracts†	Notional† GBP	Notional† USD	Premiums
Options outstanding at December 31, 2016	—	—	503,700,000	$6,058
Options written during the period	2,107	37,000,000	616,200,000	4,154
Options closed during the period	—	—	(223,500,000)	(1,701)
Options exercised during the period	—	—	(87,700,000)	(518)
Options expired during the period	(442)	—	(474,100,000)	(3,197)
Options outstanding at June 30, 2017	1,665	37,000,000	324,600,000	$4,796

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
BRL/USD	BNP	07/05/17	BRL	5,608	$1,693	$(46)
BRL/USD	DUB	07/05/17	BRL	5,608	1,693	(3)
BRL/USD	MSC	07/05/17	BRL	66,000	19,917	(1,207)
BRL/USD	DUB	08/02/17	BRL	5,608	1,681	2
BRL/USD	CIT	10/03/17	BRL	123,200	36,502	(603)
BRL/USD	JPM	10/03/17	BRL	67,200	19,910	(316)
BRL/USD	JPM	01/03/18	BRL	652	190	1
CAD/USD	ANZ	07/05/17	CAD	1,656	1,277	6
CAD/USD	JPM	07/05/17	CAD	27,678	21,344	228
EUR/USD	BOA	07/05/17	EUR	43,349	49,514	1,009
EUR/USD	CIT	07/05/17	EUR	9,419	10,758	159
EUR/USD	UBS	07/05/17	EUR	10,960	12,519	8
EUR/USD	BCL	08/02/17	EUR	12,458	14,252	11
EUR/USD	BNP	08/02/17	EUR	19,822	22,677	96
EUR/USD	JPM	08/02/17	EUR	4,549	5,204	9
GBP/USD	BNP	07/05/17	GBP	34,433	44,848	959
GBP/USD	CIT	07/05/17	GBP	1,024	1,334	21
GBP/USD	SCB	07/05/17	GBP	23,762	30,950	719
GBP/USD	UBS	07/05/17	GBP	1,201	1,564	29
GBP/USD	JPM	08/02/17	GBP	1,445	1,884	6
GBP/USD	UBS	08/02/17	GBP	41,007	53,463	862
INR/USD	SCB	07/20/17	INR	118,862	1,835	24
INR/USD	CSI	12/04/17	INR	118,862	1,803	(10)
JPY/USD	ANZ	07/05/17	JPY	624,100	5,549	(144)
JPY/USD	BCL	07/05/17	JPY	4,575,800	40,684	(784)
JPY/USD	JPM	07/05/17	JPY	1,214,700	10,800	(155)
JPY/USD	SCB	07/05/17	JPY	3,065,500	27,256	(544)
JPY/USD	BNP	08/02/17	JPY	8,392,100	74,713	(338)
JPY/USD	UBS	08/02/17	JPY	873,600	7,778	(35)
MYR/USD	UBS	09/18/17	MYR	882	205	(2)
USD/BRL	BNP	07/05/17	BRL	(5,608)	(1,693)	3
USD/BRL	DUB	07/05/17	BRL	(5,608)	(1,693)	(3)
USD/BRL	MSC	07/05/17	BRL	(66,000)	(19,917)	(1,041)
USD/BRL	JPM	10/03/17	BRL	(122,300)	(36,235)	(1,646)
USD/BRL	SCB	10/03/17	BRL	(68,100)	(20,177)	(1,670)
USD/BRL	BNP	01/03/18	BRL	(652)	(190)	—
USD/BRL	DUB	01/03/18	BRL	(100)	(29)	(3)
USD/BRL	JPM	01/03/18	BRL	(57,200)	(16,696)	(1,007)
USD/BRL	JPM	01/03/18	BRL	(161,500)	(47,139)	1,485
USD/BRL	BNP	04/03/18	BRL	(64,700)	(18,620)	(1,483)
USD/BRL	MSC	04/03/18	BRL	(95,600)	(27,512)	999
USD/BRL	BOA	07/03/18	BRL	(61,800)	(17,523)	702
USD/BRL	MSC	07/03/18	BRL	(61,500)	(17,438)	683
USD/CAD	BNP	07/05/17	CAD	(27,678)	(21,344)	(777)
USD/CAD	JPM	08/02/17	CAD	(27,678)	(21,356)	(230)
USD/EUR	BCL	07/05/17	EUR	(12,458)	(14,230)	(9)
USD/EUR	BNP	07/05/17	EUR	(19,822)	(22,641)	(93)
USD/EUR	BOA	07/05/17	EUR	(29,832)	(34,075)	(543)
USD/EUR	UBS	07/05/17	EUR	(1,616)	(1,846)	(26)
USD/GBP	CIT	07/05/17	GBP	(16,358)	(21,306)	(259)
USD/GBP	UBS	07/05/17	GBP	(41,007)	(53,411)	(857)
USD/INR	CSI	07/20/17	INR	(118,862)	(1,835)	5
USD/JPY	BNP	07/05/17	JPY	(8,392,100)	(74,616)	346
USD/JPY	MSC	07/05/17	JPY	(214,400)	(1,906)	28
USD/JPY	UBS	07/05/17	JPY	(873,600)	(7,767)	35
USD/JPY	BOA	08/07/17	JPY	(90,000)	(801)	8
USD/JPY	CIT	08/07/17	JPY	(1,370,000)	(12,199)	141
USD/JPY	UBS	08/07/17	JPY	(710,000)	(6,322)	72
USD/JPY	JPM	08/21/17	JPY	(15,240,000)	(135,783)	2,074
USD/JPY	UBS	08/28/17	JPY	(13,980,000)	(124,591)	1,779
USD/KRW	CSI	09/18/17	KRW	(99,818,125)	(87,341)	1,441
USD/NZD	SCB	07/05/17	NZD	(1,320)	(967)	(34)
USD/RUB	CSI	10/20/17	RUB	(73,918)	(1,226)	41
USD/SEK	BOA	08/15/17	SEK	(415,130)	(49,397)	(1,650)
USD/SGD	SCB	09/18/17	SGD	(85,343)	(62,064)	(215)
USD/TWD	JPM	09/18/17	TWD	(3,544,378)	(116,841)	(57)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ZAR/USD	BNP	08/04/17	ZAR	2,170	165	7
					$(574,765)	$(1,792)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]		Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.NA.IG.9 30-100%	GSI	N/A	%	0.55%	12/20/17	$(1,447)	$4	$—	$4
CMBX.NA.AAA.9	DUB	N/A		0.50	09/17/58	(5,700)	(77)	(316)	239
CMBX.NA.AAA.9	MLP	N/A		0.50	09/17/58	(11,700)	(159)	(473)	314
CMBX.NA.AAA.9	UBS	N/A		0.50	09/17/58	(10,700)	(146)	(950)	804
Petrobras International Finance Co., 8.38%, 12/10/18	BCL	1.74		1.00	12/20/19	(4,200)	(74)	(524)	450
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	1.74		1.00	12/20/19	(5,200)	(92)	(564)	472
United Mexican States, 5.95%, 03/19/19	BCL	0.22		1.00	03/20/18	(14,000)	83	34	49
United Mexican States, 5.95%, 03/19/19	BNP	0.17		1.00	09/20/17	(400)	1	(9)	10
United Mexican States, 5.95%, 03/19/19	DUB	0.17		1.00	09/20/17	(3,200)	7	(43)	50
United Mexican States, 5.95%, 03/19/19	MSC	0.17		1.00	09/20/17	(2,600)	6	(36)	42
						$(59,147)	$(447)	$(2,881)	$2,434

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust’s Board of Trustees.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PPM America Floating Rate Income Fund * (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
American Express Credit Account Secured Note Trust
Series 2012-C-4, 1.96%, 10/16/17 (b) (c)	13,145	13,160
American Express Issuance Trust
Series 2013-C-1, 1.86%, 03/15/18 (b)	633	634
American Express Issuance Trust II
Series 2013-B-1, 1.61%, 03/15/18 (b)	515	516
Other Securities		17,183
Total Non-U.S. Government Agency Asset-Backed Securities (cost $31,481)		31,493
CORPORATE BONDS AND NOTES 4.1%
Consumer Discretionary 0.9%
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,616
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (c)	1,000	1,073
WideOpenWest Finance LLC
10.25%, 07/15/19	885	909
Other Securities		11,038
		14,636
Consumer Staples 0.3%
Other Securities		4,474
Energy 0.5%
Other Securities		7,824
Financials 0.3%
Altice Financing SA
6.63%, 02/15/23 (c)	500	531
Other Securities		4,264
		4,795
Health Care 0.5%
Capsugel SA
7.00%, 05/15/19 (c) (d)	460	460
Community Health Systems Inc.
6.25%, 03/31/23	1,000	1,034
Other Securities		6,142
		7,636
Industrials 0.6%
Other Securities		9,887
Information Technology 0.2%
Other Securities		2,304
Materials 0.5%
Hexion Inc.
10.38%, 02/01/22 (c)	1,288	1,270
Other Securities		6,002
		7,272
Real Estate 0.1%
Other Securities		1,393
Telecommunication Services 0.1%
Other Securities		2,078
Utilities 0.1%
Other Securities		851
Total Corporate Bonds And Notes (cost $61,114)		63,150
VARIABLE RATE SENIOR LOAN INTERESTS 92.2% (b)
Consumer Discretionary 23.3%
AMAYA Holdings BV
Term Loan B, 4.80%, 08/01/21	8,298	8,305
Bass Pro Group LLC
Term Loan, 4.37%, 06/05/20	5,060	5,044
Term Loan B, 6.30%, 11/15/23	1,197	1,161
Term Loan B, 6.30%, 04/01/24	1,603	1,556
Boyd Gaming Corp.
Term Loan B-3, 3.69%, 09/15/23	4,769	4,778
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (e) (f) (g)	3,522	4,403
Term Loan, 0.00%, 04/03/24 (h)	6,416	6,394
Caesars Entertainment Resort Properties LLC
Term Loan B, 4.54%, 10/11/20	6,144	6,174
	Shares/Par†	Value
Caesars Growth Properties Holdings LLC
Term Loan, 4.23%, 05/08/21	3,075	3,088
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	7,914	7,853
Delta 2 Lux SARL
Term Loan B-3, 4.50%, 07/30/21	8,137	8,138
2nd Lien Term Loan, 8.00%, 07/29/22	375	377
Hilton Worldwide Finance LLC
Term Loan B-2, 2.99%, 10/25/23	1,687	1,692
Term Loan B-2, 3.22%, 10/25/23	1,164	1,167
iHeartCommunications Inc.
Term Loan D, 7.98%, 01/30/19	9,000	7,328
La Quinta Intermediate Holdings LLC
Term Loan B, 3.91%, 04/14/21	6,920	6,943
LTI Holdings Inc.
1st Lien Term Loan, 5.92%, 05/17/24	2,840	2,812
Numericable Group SA
Term Loan B-11, 3.94%, 07/31/25	5,185	5,138
Numericable US LLC
Term Loan B-10, 4.42%, 01/14/25	6,666	6,653
Scientific Games International Inc.
Term Loan B-3, 5.08%, 10/01/21	5,807	5,861
Term Loan B-3, 5.23%, 10/01/21	1,574	1,588
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.56%, 10/21/23	6,100	6,090
1st Lien Term Loan, 4.68%, 10/21/23	1,681	1,678
ServiceMaster Co.
Term Loan B, 3.73%, 11/08/23	8,258	8,291
Univision Communications Inc.
Term Loan C-5, 3.98%, 03/15/24	9,437	9,244
WideOpenWest Finance LLC
Term Loan B, 4.70%, 08/17/23	8,129	8,115
Other Securities		229,079
		358,950
Consumer Staples 2.7%
Albertsons LLC
Term Loan B-4, 3.98%, 08/25/21	1,683	1,661
Term Loan B-5, 4.30%, 12/21/22	1,767	1,746
Term Loan B-6, 4.25%, 06/22/23	5,249	5,186
Pinnacle Foods Finance LLC
Term Loan B, 3.08%, 01/30/24	570	572
Other Securities		32,055
		41,220
Energy 3.0%
Other Securities		45,697
Financials 7.6%
Altice Financing SA
Term Loan B, 0.00%, 07/31/25 (h)	1,000	997
Term Loan B, 3.91%, 07/31/25	1,620	1,614
Asurion LLC
2nd Lien Term Loan, 8.73%, 03/03/21	920	923
Term Loan B-4, 4.48%, 08/04/22	6,572	6,599
Term Loan B-5, 4.23%, 11/03/23	5,390	5,417
DTZ US Borrower LLC
1st Lien Term Loan, 0.00%, 11/04/21 (h)	-	—
1st Lien Term Loan, 4.42%, 11/04/21	2,174	2,169
1st Lien Term Loan, 4.42%, 11/04/21	124	124
1st Lien Term Loan, 4.45%, 11/04/21	20	19
1st Lien Term Loan, 4.45%, 11/04/21	5,094	5,084
1st Lien Term Loan, 4.55%, 11/04/21	329	329
1st Lien Term Loan, 4.55%, 11/04/21	6	6
HUB International Ltd.
Term Loan B, 4.42%, 09/17/20	8,511	8,528
Telenet Financing LLC
Term Loan AI, 3.91%, 06/30/25	9,805	9,806
Other Securities		75,490
		117,105
Health Care 11.9%
Capsugel Holdings US Inc.
Term Loan B, 4.23%, 08/01/18	2,747	2,745
Catalent Pharma Solutions Inc.
Term Loan B, 3.98%, 05/08/21	2,665	2,682

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, 02/02/24	963	962
Term Loan B, 3.98%, 02/02/24	510	510
Term Loan B, 3.98%, 02/02/24	708	708
Term Loan B, 3.98%, 02/03/24	1,809	1,808
Community Health Systems Inc.
Term Loan G, 3.94%, 12/14/19	2,242	2,238
Term Loan G, 3.95%, 12/14/19	4,352	4,344
Term Loan H, 4.04%, 01/27/21	2,260	2,255
Term Loan H, 4.20%, 01/27/21	4,388	4,379
DJO Finance LLC
Term Loan, 4.48%, 06/24/20	1,846	1,824
Term Loan, 4.30%, 06/27/20	1,908	1,886
Envision Healthcare Corp.
Term Loan B, 0.00%, 11/17/23 (h)	1,009	1,013
Term Loan B, 4.30%, 11/17/23	8,947	8,983
MPH Acquisition Holdings LLC
Term Loan B, 4.30%, 06/07/23	8,368	8,361
Ortho-Clinical Diagnostics Inc.
Term Loan B, 5.05%, 06/30/21	711	707
Term Loan B, 5.05%, 06/30/21	472	469
Term Loan B, 5.05%, 06/30/21	751	746
Term Loan B, 5.05%, 06/30/21	4,063	4,037
Term Loan B, 5.05%, 06/30/21	2,696	2,678
Quorum Health Corp.
Term Loan B, 7.98%, 04/22/22	2,729	2,742
Team Health Holdings Inc.
1st Lien Term Loan, 3.98%, 01/12/24	8,578	8,501
Other Securities		119,185
		183,763
Industrials 12.2%
Air Medical Group Holdings Inc.
Term Loan B, 4.47%, 04/14/22	4,567	4,477
1st Lien Term Loan, 0.00%, 04/28/22 (h)	2,412	2,399
Term Loan B-1, 5.16%, 04/28/22	495	492
American Airlines Inc.
Term Loan B, 3.22%, 06/26/20	4,802	4,795
Term Loan B, 3.72%, 04/28/23	1,782	1,782
Term Loan B, 3.66%, 12/09/23	2,870	2,871
Capsugel Holdings US Inc.
Term Loan B, 4.23%, 08/01/18	701	700
Filtration Group Corp.
1st Lien Term Loan, 4.48%, 11/14/20	7,213	7,224
Gates Global LLC
Term Loan B, 4.55%, 04/01/24	6,587	6,581
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.97%, 05/02/22	8,802	8,797
Tempo Acquisition LLC
Term Loan, 4.06%, 04/20/24	10,437	10,455
USI Inc.
Term Loan B, 4.18%, 04/06/24	4,650	4,615
USIC Holdings Inc.
Term Loan B, 4.92%, 12/09/23	4,741	4,747
Other Securities		128,472
		188,407
Information Technology 11.7%
Almonde Inc.
1st Lien Term Loan, 4.74%, 04/06/24	1,212	1,212
1st Lien Term Loan, 4.74%, 04/06/24	1,103	1,103
1st Lien Term Loan, 4.74%, 04/06/24	6,368	6,366
2nd Lien Term Loan, 8.46%, 04/27/25	520	529
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.34%, 10/19/23	5,801	5,821
2nd Lien Term Loan, 9.46%, 10/14/24	2,349	2,398
Dell Inc.
Term Loan B, 3.73%, 09/07/23	9,854	9,887
First Data Corp.
Term Loan, 3.47%, 07/08/22	916	914
Term Loan, 3.72%, 04/20/24	12,254	12,250
Rackspace Hosting Inc.
1st Lien Term Loan, 4.67%, 10/26/23	7,363	7,356
1st Lien Term Loan, 4.75%, 10/26/23	19	18
Sabre GLBL Inc.
Term Loan B, 3.98%, 02/22/24	7,410	7,454
	Shares/Par†	Value
Unitymedia Hessen GmbH & Co. KG
Term Loan B, 0.00%, 09/30/25 (h)	2,880	2,866
Other Securities		121,648
		179,822
Materials 11.8%
BWAY Holding Co.
Term Loan B, 4.33%, 04/03/24	7,790	7,786
Huntsman International LLC
Term Loan B-2, 4.12%, 04/01/23	2,698	2,706
Term Loan B-2, 4.12%, 04/01/23	7,399	7,421
Quikrete Holdings Inc.
1st Lien Term Loan, 3.98%, 11/03/23	9,522	9,494
Rexnord LLC
Term Loan B, 0.00%, 08/21/23 (h)	-	—
Term Loan B, 3.90%, 08/21/23	4,604	4,603
Term Loan B, 3.98%, 08/21/23	911	910
Term Loan B, 4.04%, 08/21/23	4,297	4,296
Reynolds Group Holdings Inc.
Term Loan, 4.23%, 02/05/23	8,513	8,519
Term Loan, 4.23%, 02/05/23	1,918	1,920
Term Loan, 4.23%, 02/05/23	3,142	3,144
Univar Inc.
Term Loan B, 3.98%, 07/01/22	10,048	10,053
Wilsonart LLC
Term Loan, 4.80%, 12/14/23	7,860	7,878
Other Securities		113,360
		182,090
Real Estate 1.0%
Capital Automotive LP
1st Lien Term Loan, 4.22%, 03/21/24	4,920	4,954
2nd Lien Term Loan, 7.22%, 03/21/25	4,370	4,430
Other Securities		6,508
		15,892
Telecommunication Services 5.1%
Intelsat Jackson Holdings SA
Term Loan B-2, 4.00%, 06/30/19	9,628	9,539
Level 3 Financing Inc.
Term Loan B, 3.47%, 02/16/24	9,750	9,768
Virgin Media Bristol LLC
Term Loan I, 3.91%, 01/31/25	6,500	6,498
Windstream Services LLC
Term Loan B-6, 5.21%, 03/29/21	7,137	7,116
Term Loan B-7, 4.46%, 02/08/24	1,493	1,457
Other Securities		44,947
		79,325
Utilities 1.9%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 06/24/18 (h)	13,430	13,464
Other Securities		15,393
		28,857
Total Variable Rate Senior Loan Interests (cost $1,437,155)		1,421,128
PREFERRED STOCKS 0.1%
Energy 0.1%
Other Securities		966
Total Preferred Stocks (cost $303)		966
COMMON STOCKS 0.1%
Financials 0.1%
Samson Investment LLC (e) (g) (i)	68	1,539
Total Common Stocks (cost $1,053)		1,539
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (j) (k)	54,800	54,800
Total Short Term Investments (cost $54,800)		54,800
Total Investments 102.0% (cost $1,585,906)		1,573,076
Other Derivative Instruments 0.0%		41
Other Assets and Liabilities, Net (2.0)%		(31,162)
Total Net Assets 100.0%		$1,541,955

(a) The Fund had an unfunded commitment at June 30, 2017. See Unfunded Commitments in the Notes to Financial Statements.

(b) The security or securities in this category have a variable rate. Rate stated was in

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

effect as of June 30, 2017.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $58,010 and 3.8%, respectively.

(d) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(e) Non-income producing security.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(g) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(i) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AECOM, 5.13%, 03/15/27	06/27/17	$2,000	$2,007	0.1%
BlueLine Rental Finance Corp., 9.25%, 03/15/24	03/03/17	877	912	0.1
CyrusOne LP, 5.00%, 03/15/24	03/06/17	820	845	—
		$3,697	$3,764	0.2%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	(5)	September 2017	(763)	$3	$(5)
U.S. Treasury Note, 10-Year	(86)	September 2017	(10,837)	26	41
U.S. Treasury Note, 5-Year	(70)	September 2017	(8,271)	13	23
				$42	$59

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PPM America High Yield Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.6%
Other Securities		15,670
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,118)		15,670
CORPORATE BONDS AND NOTES 77.4%
Consumer Discretionary 18.1%
Altice SA
7.63%, 02/15/25 (a) (b)	10,000	10,987
CCO Holdings LLC
5.13%, 02/15/23 (b)	5,000	5,169
5.38%, 05/01/25 (b)	8,000	8,518
5.75%, 02/15/26 (b)	2,326	2,488
5.13%, 05/01/27 (b)	16,774	17,196
5.88%, 05/01/27	6,000	6,392
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,702
5.00%, 03/15/23	7,000	7,169
7.75%, 07/01/26	3,000	3,549
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (b)	7,203	7,293
Hilton Worldwide Finance LLC
4.88%, 04/01/27 (b)	6,286	6,556
Jo-Ann Stores Holdings Inc.
9.75%, 10/15/19 (a) (b) (c)	6,316	6,222
Numericable - SFR SA
7.38%, 05/01/26 (b)	9,589	10,399
Numericable Group SA
6.25%, 05/15/24 (b)	3,000	3,173
Sally Holdings LLC
5.50%, 11/01/23	6,085	6,198
5.63%, 12/01/25	3,000	3,064
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (a) (b)	8,000	8,382
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (b)	5,000	5,363
Other Securities		310,236
		433,056
Consumer Staples 2.0%
Other Securities		48,034
Energy 11.3%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	13,920	14,841
5.13%, 06/30/27 (b)	6,315	6,485
EP Energy LLC
6.38%, 06/15/23	3,114	1,830
8.00%, 11/29/24 (b)	6,000	5,981
8.00%, 02/15/25 (b)	6,835	5,091
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	10,000	11,199
Tesoro Logistics LP
5.50%, 10/15/19	1,231	1,297
6.13%, 10/15/21	596	619
6.25%, 10/15/22	9,000	9,577
Transocean Inc.
9.00%, 07/15/23 (a) (b)	5,000	5,188
7.50%, 04/15/31 (a)	5,000	4,058
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	11,400	11,625
Other Securities		191,032
		268,823
Financials 7.3%
Ally Financial Inc.
3.75%, 11/18/19	3,000	3,071
4.13%, 03/30/20	3,000	3,084
4.63%, 05/19/22	5,000	5,202
5.75%, 11/20/25 (a)	5,000	5,270
Altice Financing SA
6.63%, 02/15/23 (b)	10,000	10,615
CNH Industrial Capital LLC
3.88%, 07/16/18	5,679	5,766
3.88%, 10/15/21	6,000	6,168
	Shares/Par†	Value
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	10,000	10,458
JPMorgan Chase Bank NA
3.22%, 03/01/25	9,877	9,888
Navient Corp.
6.50%, 06/15/22	6,948	7,371
6.13%, 03/25/24	6,000	6,188
Wells Fargo & Co.
3.58%, 05/22/28 (e)	16,393	16,564
Other Securities		85,780
		175,425
Health Care 8.9%
Centene Corp.
4.75%, 05/15/22	6,524	6,829
6.13%, 02/15/24	1,938	2,093
4.75%, 01/15/25	3,146	3,243
Community Health Systems Inc.
8.00%, 11/15/19 (a)	5,000	5,039
6.88%, 02/01/22 (a)	6,000	5,242
6.25%, 03/31/23	4,946	5,115
HCA Inc.
3.75%, 03/15/19	3,115	3,181
4.25%, 10/15/19	2,142	2,220
6.50%, 02/15/20	1,858	2,025
7.50%, 02/15/22	3,000	3,455
4.75%, 05/01/23	9,739	10,292
5.38%, 02/01/25	16,000	16,854
5.25%, 06/15/26	2,273	2,451
4.50%, 02/15/27	8,000	8,212
5.50%, 06/15/47	3,871	4,007
Tenet Healthcare Corp.
4.50%, 04/01/21	4,800	4,893
6.75%, 06/15/23 (a)	15,000	14,986
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (b)	5,000	4,843
5.63%, 12/01/21 (b)	6,000	5,427
6.50%, 03/15/22 (b)	975	1,023
5.50%, 03/01/23 (b)	10,000	8,513
5.88%, 05/15/23 (b)	6,000	5,146
7.00%, 03/15/24 (b)	2,924	3,084
6.13%, 04/15/25 (b)	3,402	2,884
Other Securities		80,419
		211,476
Industrials 6.3%
Aircastle Ltd.
5.00%, 04/01/23	6,360	6,791
4.13%, 05/01/24	6,931	7,054
Bombardier Inc.
8.75%, 12/01/21 (b)	2,500	2,780
6.00%, 10/15/22 (b)	4,000	4,007
6.13%, 01/15/23 (b)	1,872	1,881
7.50%, 03/15/25 (b)	10,000	10,372
CNH Industrial NV
4.50%, 08/15/23	7,000	7,414
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	5,211	5,658
Other Securities		104,497
		150,454
Information Technology 2.8%
Other Securities		66,627
Materials 7.9%
Anglo American Capital Plc
4.13%, 09/27/22 (b)	4,601	4,702
4.88%, 05/14/25 (b)	1,399	1,450
4.75%, 04/10/27 (b)	6,000	6,167
ARD Finance SA
7.13%, 09/15/23 (c)	3,000	3,206
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (b)	8,000	8,403
BWAY Holding Co.
5.50%, 04/15/24 (b)	5,000	5,109
7.25%, 04/15/25 (b)	7,000	7,106

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Freeport-McMoRan Inc.
3.10%, 03/15/20	8,000	7,825
6.50%, 11/15/20	3,000	3,074
3.55%, 03/01/22	4,000	3,753
3.88%, 03/15/23 (a)	1,005	940
4.55%, 11/14/24 (a)	7,000	6,608
5.40%, 11/14/34	8,000	7,180
Hexion Inc.
10.38%, 02/01/22 (a) (b)	2,300	2,268
Hexion US Finance Corp.
6.63%, 04/15/20	5,000	4,565
Rain CII Carbon LLC
8.25%, 01/15/21 (b)	2,315	2,407
7.25%, 04/01/25 (b)	9,000	9,285
Other Securities		103,871
		187,919
Real Estate 1.5%
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,677	1,826
4.50%, 09/01/26	4,444	4,483
Other Securities		29,266
		35,575
Telecommunication Services 8.8%
CenturyLink Inc.
7.50%, 04/01/24 (a)	1,979	2,170
5.63%, 04/01/25 (a)	10,000	10,002
Frontier Communications Corp.
6.25%, 09/15/21 (a)	4,000	3,571
11.00%, 09/15/25	12,000	11,091
7.88%, 01/15/27	2,000	1,453
9.00%, 08/15/31	4,000	3,201
Intelsat Jackson Holdings Ltd.
7.25%, 04/01/19 (a)	7,500	7,511
Intelsat Jackson Holdings SA
7.50%, 04/01/21	3,000	2,771
5.50%, 08/01/23 (a)	6,000	4,959
9.75%, 07/15/25 (b)	6,956	6,943
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	5,193
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,110
5.38%, 05/01/25	5,000	5,261
5.25%, 03/15/26	8,000	8,295
Neptune Finco Corp.
10.88%, 10/15/25 (b)	6,000	7,210
Sprint Capital Corp.
6.90%, 05/01/19	3,112	3,324
6.88%, 11/15/28	6,000	6,667
Sprint Corp.
7.88%, 09/15/23	3,000	3,447
7.13%, 06/15/24	15,000	16,675
Sprint Nextel Corp.
7.00%, 03/01/20 (b)	888	974
6.00%, 11/15/22	5,000	5,298
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	5,818	5,869
T-Mobile USA Inc.
4.00%, 04/15/22 (a)	5,000	5,198
6.84%, 04/28/23	654	697
6.50%, 01/15/24	5,000	5,367
5.13%, 04/15/25	5,000	5,249
6.50%, 01/15/26	4,000	4,413
5.38%, 04/15/27 (a)	5,000	5,357
Windstream Corp.
6.38%, 08/01/23	5,000	4,124
Windstream Services LLC
7.50%, 06/01/22 (a)	5,000	4,464
Zayo Group LLC
6.00%, 04/01/23	14,111	14,855
Other Securities		35,075
		209,794
Utilities 2.5%
AES Corp.
4.20%, 06/01/19 (a) (e)	1,589	1,588
	Shares/Par†	Value
5.50%, 04/15/25	18,000	18,851
Dynegy Inc.
8.00%, 01/15/25 (a) (b)	12,863	12,470
GenOn Americas Generation LLC
0.00%, 10/01/21 (f) (g)	16,000	14,340
Other Securities		13,637
		60,886
Total Corporate Bonds And Notes (cost $1,802,888)		1,848,069
VARIABLE RATE SENIOR LOAN INTERESTS 8.5% (e)
Consumer Discretionary 3.0%
Bass Pro Group LLC
Term Loan B, 6.15%, 04/01/24	11,980	11,627
Cowlitz Tribal Gaming Authority
Term Loan, 11.54%, 12/01/21 (h)	11,490	12,754
Jo-Ann Stores Inc.
Term Loan, 0.00%, 10/21/23 (i)	6,742	6,705
Sally Holdings LLC
Term Loan B-1, 0.00%, 06/22/24 (h) (i)	1,300	1,300
Other Securities		39,146
		71,532
Consumer Staples 0.5%
Other Securities		11,910
Energy 1.3%
Other Securities		30,240
Health Care 0.6%
Other Securities		13,706
Industrials 0.3%
Other Securities		6,705
Information Technology 1.2%
Other Securities		28,087
Materials 0.3%
Other Securities		8,195
Telecommunication Services 0.6%
Frontier Communications Corp.
Term Loan B-1, 4.91%, 05/31/24	4,700	4,629
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	4,688	4,687
Windstream Services LLC
Term Loan B-6, 5.21%, 03/29/21	6,543	6,524
		15,840
Utilities 0.7%
Other Securities		17,531
Total Variable Rate Senior Loan Interests (cost $202,821)		203,746
GOVERNMENT AND AGENCY OBLIGATIONS 1.8%
U.S. Treasury Securities 1.8%
U.S. Treasury Bond
2.88%, 11/15/46	5,000	5,036
U.S. Treasury Note
1.25%, 05/31/19 (a)	10,000	9,977
1.50%, 08/15/26	30,000	28,073
Total Government And Agency Obligations (cost $44,041)		43,086
PREFERRED STOCKS 0.8%
Energy 0.5%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	388	9,913
Other Securities		2,428
		12,341
Financials 0.3%
Federal Home Loan Mortgage Corp. - Series Z, 0.00%, (callable at 25 beginning 12/31/17) (d) (f) (g)	50	273
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (d) (f) (g)	519	2,989
Other Securities		2,732
		5,994
Total Preferred Stocks (cost $20,227)		18,335
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
COMMON STOCKS 5.5%
Consumer Discretionary 1.3%
DISH Network Corp. - Class A (f)	80	5,021
MGM Resorts International	200	6,258
Sally Beauty Holdings Inc. (f)	180	3,645
Other Securities		16,638
		31,562
Consumer Staples 0.5%
Other Securities		12,287
Energy 1.6%
Chaparral Energy Inc. (f) (h) (j) (k)	4	97
Chaparral Energy Inc. - Class A (f) (h)	565	12,713
Chaparral Energy Inc. - Class B (f) (h)	119	2,647
NuStar Energy LP	80	3,730
Other Securities		19,071
		38,258
Financials 0.6%
JPMorgan Chase & Co.	90	8,226
Wells Fargo & Co.	100	5,541
		13,767
Health Care 0.3%
Valeant Pharmaceuticals International Inc. (a) (f)	75	1,297
Other Securities		5,181
		6,478
Industrials 0.2%
Other Securities		3,830
Information Technology 0.2%
Other Securities		4,250
Materials 0.7%
Freeport-McMoRan Inc. - Class B (f)	270	3,243
Other Securities		13,417
		16,660
Real Estate 0.1%
Other Securities		3,501
Total Common Stocks (cost $127,396)		130,593
INVESTMENT COMPANIES 1.5%
SPDR Barclays High Yield Bond ETF (a)	511	19,022
Other Securities		16,072
Total Investment Companies (cost $35,477)		35,094
	Shares/Par†	Value
SHORT TERM INVESTMENTS 11.6%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (l) (m)	96,455	96,455
Securities Lending Collateral 7.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (m)	180,224	180,224
Total Short Term Investments (cost $276,679)		276,679
Total Investments 107.7% (cost $2,524,647)		2,571,272
Other Derivative Instruments 0.0%		328
Other Assets and Liabilities, Net (7.7)%		(183,412)
Total Net Assets 100.0%		$2,388,188

(a) All or portion of the security was on loan.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $917,051 and 38.4%, respectively.

(c) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(d) Perpetual security.

(e) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(h) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(j) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(k) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Advanced Disposal Services Inc., 5.63%, 11/15/24	10/28/16	$5,020	$5,149	0.2%
AECOM, 5.13%, 03/15/27	06/27/17	6,204	6,227	0.3
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/14	4,850	2,150	0.1
Bill Barrett Corp., 8.75%, 06/15/25	04/26/17	8,006	6,854	0.3
BlueLine Rental Finance Corp., 9.25%, 03/15/24	03/03/17	2,740	2,850	0.1
Chaparral Energy Inc.	06/14/17	52	97	—
Credit Suisse Group AG, 4.28%, 01/09/28	01/05/17	5,158	5,338	0.2
CyrusOne LP, 5.00%, 03/15/24	03/06/17	1,025	1,056	0.1
Eagle Holding Co. II LLC, 7.63%, 05/15/22	04/28/17	2,103	2,161	0.1
Enquest Plc, 7.00%, 04/15/22	12/08/16	4,818	6,310	0.3
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/14	2,825	3,088	0.1
New Cotai LLC, 10.63%, 05/01/19	04/15/13	9,378	10,101	0.4
Prairie Provident Resources Inc.	08/20/12	1,039	94	—
Radiate Holdco LLC, 6.63%, 02/15/25	01/23/17	2,461	2,473	0.1
Reckitt Benckiser Treasury Services Plc, 3.00%, 06/26/27	06/22/17	10,535	10,413	0.4
Uniti Group Inc., 7.13%, 12/15/24	04/25/17	6,957	6,850	0.3
VistaJet Malta Finance Plc, 7.75%, 06/01/20	05/21/15	10,012	8,064	0.3
		$83,183	$79,275	3.3%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	(142)	September 2017	(21,749)	$79	$(75)
U.S. Treasury Note, 10-Year	(859)	September 2017	(108,342)	246	511
U.S. Treasury Note, 5-Year	(22)	September 2017	(2,600)	4	7
				$329	$443

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.4%
Consumer Discretionary 20.3%
American Axle & Manufacturing Holdings Inc. (a)	1,069	$16,681
Best Buy Co. Inc.	173	9,941
Foot Locker Inc.	249	12,256
Helen of Troy Ltd. (a)	150	14,096
Macy's Inc.	606	14,083
Meredith Corp.	245	14,571
Newell Brands Inc.	259	13,877
Penske Auto Group Inc.	162	7,100
Royal Caribbean Cruises Ltd.	161	17,608
Tupperware Brands Corp.	214	15,050
Viacom Inc. - Class B	164	5,512
		140,775
Consumer Staples 2.6%
Ingredion Inc.	151	17,941
Energy 10.4%
Apache Corp.	138	6,624
Diamond Offshore Drilling Inc. (a) (b)	918	9,937
Helix Energy Solutions Group Inc. (a)	2,136	12,046
Patterson-UTI Energy Inc.	576	11,623
PBF Energy Inc. - Class A (b)	683	15,206
Superior Energy Services Inc. (a)	1,557	16,236
		71,672
Financials 19.6%
Allstate Corp.	160	14,150
American Financial Group Inc.	174	17,261
Bank of the Ozarks Inc.	355	16,648
Hartford Financial Services Group Inc.	341	17,916
Huntington Bancshares Inc.	1,361	18,402
Janus Henderson Group Plc (a) (b)	541	17,916
Lincoln National Corp.	265	17,902
Reinsurance Group of America Inc.	121	15,587
		135,782
Health Care 10.1%
CIGNA Corp.	94	15,668
Hill-Rom Holdings Inc.	223	17,769
Lifepoint Health Inc. (a)	207	13,880
Magellan Health Services Inc. (a)	166	12,072
McKesson Corp.	64	10,531
		69,920
Industrials 12.9%
Delta Air Lines Inc.	132	7,104
Esterline Technologies Corp. (a)	108	10,248
Kennametal Inc.	334	12,510
Spirit Aerosystems Holdings Inc. - Class A	307	17,776
Steelcase Inc. - Class A	853	11,946
Terex Corp.	466	17,471
Textron Inc.	254	11,978
		89,033
Information Technology 11.1%
Avnet Inc.	453	17,609
Belden Inc.	226	17,040
CACI International Inc. - Class A (a)	55	6,853
Cognizant Technology Solutions Corp. - Class A	142	9,422
CSRA Inc.	244	7,741
Semtech Corp. (a)	347	12,398
Teradyne Inc.	199	5,961
		77,024
Materials 7.7%
Allegheny Technologies Inc. (b)	409	6,960
Nucor Corp.	123	7,141
Olin Corp.	431	13,063
Reliance Steel & Aluminum Co.	207	15,101
Steel Dynamics Inc.	307	10,994
		53,259
Utilities 4.7%
Edison International	204	15,935
	Shares/Par†	Value
PNM Resources Inc.	432	16,528
		32,463
Total Common Stocks (cost $622,809)		687,869
SHORT TERM INVESTMENTS 3.5%
Securities Lending Collateral 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (c)	24,308	24,308
Total Short Term Investments (cost $24,308)		24,308
Total Investments 102.9% (cost $647,117)		712,177
Other Assets and Liabilities, Net (2.9)%		(20,319)
Total Net Assets 100.0%		$691,858

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.5%
Consumer Discretionary 19.6%
American Axle & Manufacturing Holdings Inc. (a)	1,169	$18,241
Bob Evans Farms Inc.	158	11,328
Helen of Troy Ltd. (a)	203	19,055
Meredith Corp.	336	19,951
Penske Auto Group Inc.	277	12,159
Skechers U.S.A. Inc. - Class A (a)	544	16,060
Superior Industries International Inc.	957	19,660
Tower International Inc.	653	14,664
Tupperware Brands Corp.	264	18,527
		149,645
Consumer Staples 3.6%
Cott Corp.	1,357	19,592
Ingredion Inc.	65	7,761
		27,353
Energy 8.6%
Helix Energy Solutions Group Inc. (a)	2,764	15,588
Patterson-UTI Energy Inc.	635	12,825
PBF Energy Inc. - Class A (b)	860	19,144
Superior Energy Services Inc. (a)	1,741	18,159
		65,716
Financials 15.4%
American Financial Group Inc.	78	7,741
Astoria Financial Corp.	921	18,550
Banc of California Inc. (b)	686	14,740
BofI Holding Inc. (a) (b)	685	16,243
Independent Bank Corp.	292	19,442
Janus Henderson Group Plc (a)	584	19,336
Reinsurance Group of America Inc.	61	7,870
Renasant Corp.	299	13,100
		117,022
Health Care 11.8%
Alere Inc. (a)	160	8,010
Hill-Rom Holdings Inc.	146	11,623
Integer Holdings Corp. (a)	452	19,549
Lifepoint Health Inc. (a)	295	19,809
Magellan Health Services Inc. (a)	264	19,275
PharMerica Corp. (a)	449	11,781
		90,047
Industrials 18.8%
Aerojet Rocketdyne Holdings Inc. (a)	878	18,258
Apogee Enterprises Inc.	268	15,233
Esterline Technologies Corp. (a)	187	17,709
GATX Corp. (b)	250	16,100
Kennametal Inc.	369	13,808
SkyWest Inc.	530	18,617
Spirit Aerosystems Holdings Inc. - Class A	139	8,025
Steelcase Inc. - Class A	1,121	15,693
Terex Corp.	535	20,066
		143,509
Information Technology 13.3%
Belden Inc.	248	18,729
Benchmark Electronics Inc. (a)	280	9,054
CACI International Inc. - Class A (a)	151	18,883
CSG Systems International Inc.	192	7,791
ExlService Holdings Inc. (a)	147	8,187
Semtech Corp. (a)	462	16,520
SYNNEX Corp.	132	15,775
Teradyne Inc.	224	6,721
		101,660
Materials 4.9%
Allegheny Technologies Inc. (b)	431	7,335
Olin Corp.	498	15,076
Reliance Steel & Aluminum Co.	101	7,368
Steel Dynamics Inc.	221	7,907
		37,686
Real Estate 1.0%
Kite Realty Group Trust	393	7,449
	Shares/Par†	Value
Utilities 2.5%
PNM Resources Inc.	489	18,723
Total Common Stocks (cost $659,328)		758,810
SHORT TERM INVESTMENTS 7.2%
Securities Lending Collateral 7.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (c)	54,859	54,859
Total Short Term Investments (cost $54,859)		54,859
Total Investments 106.7% (cost $714,187)		813,669
Other Assets and Liabilities, Net (6.7)%		(51,429)
Total Net Assets 100.0%		$762,240

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PPM America Total Return Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.3%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	2,010	2,093
Series 2013-A-2, 4.95%, 01/15/23	1,278	1,366
Series 2016-AA-2, 3.20%, 06/15/28	3,006	2,987
American Express Credit Account Secured Note Trust
Series 2012-A-4, 1.40%, 10/16/17 (b)	7,900	7,905
Series 2012-C-4, 1.96%, 10/16/17 (a) (b)	2,227	2,230
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,649
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	2,384	2,382
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	5,060	5,310
BA Credit Card Trust
Series 2015-A-A1, 1.49%, 01/16/18 (b)	11,269	11,285
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-T28, REMIC, 5.74%, 09/11/17 (b)	71	71
Series 2007-A4-PW17, REMIC, 5.69%, 06/11/50 (b)	435	436
Capital One Multi-Asset Execution Trust
Series 2007-A5-A5, 1.20%, 09/15/17 (b)	4,000	4,000
Series 2016-A1-A1, 1.61%, 04/15/19 (b)	5,714	5,747
Chase Issuance Trust
Series 2015-A2-A2, 1.59%, 02/15/18	5,975	5,980
Citibank Credit Card Issuance Trust
Series 2013-A4-A4, 1.64%, 07/24/18 (b)	1,522	1,527
Series 2017-A6-A6, 1.83%, 05/14/27 (b)	6,568	6,611
Citigroup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	2,021	2,058
Dell Equipment Finance Trust
Series 2016-A2-1, 1.43%, 03/22/18 (a)	6,518	6,516
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	693
Series 2017-A2-1, 1.86%, 06/24/19 (a)	3,715	3,716
Series 2015-A3-1, 1.30%, 03/23/20 (a)	75	75
Series 2015-B-1, 1.81%, 03/23/20 (a)	967	967
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-4, 1.40%, 08/15/17	7,370	7,370
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	2,782	2,779
Series 2017-A3-1, 2.06%, 05/20/20	5,186	5,205
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,747	1,767
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	3,042	3,082
Series 2017-A3-2, REMIC, 3.50%, 05/25/47 (a) (b)	5,732	5,802
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,340	3,331
Series 2017-A-2A, 1.92%, 12/20/21 (a)	6,142	6,145
Other Securities		68,785
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,509)		184,870
CORPORATE BONDS AND NOTES 43.1%
Consumer Discretionary 3.6%
CCO Holdings LLC
5.13%, 05/01/27 (a)	3,282	3,364
Charter Communications Operating LLC
6.38%, 10/23/35	2,435	2,899
6.83%, 10/23/55	1,030	1,259
Comcast Corp.
3.00%, 02/01/24	2,500	2,536
3.40%, 07/15/46	2,498	2,273
General Motors Co.
3.50%, 10/02/18	4,600	4,679
5.20%, 04/01/45	1,145	1,129
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	3,294	3,335
	Shares/Par†	Value
Hilton Worldwide Finance LLC
4.88%, 04/01/27 (a)	2,892	3,016
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (c)	1,589	1,688
Other Securities		20,795
		46,973
Consumer Staples 2.6%
Kraft Heinz Foods Co.
3.95%, 07/15/25	3,056	3,152
5.00%, 07/15/35	1,605	1,734
5.20%, 07/15/45	1,136	1,232
4.38%, 06/01/46	3,885	3,788
Other Securities		23,165
		33,071
Energy 3.9%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	2,282	2,433
5.13%, 06/30/27 (a)	3,421	3,513
Petroleos Mexicanos
5.38%, 03/13/22 (a)	3,750	3,946
2.29%, 02/15/24	2,283	2,258
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,150	1,281
5.63%, 03/01/25	241	266
5.88%, 06/30/26	4,055	4,541
Other Securities		31,634
		49,872
Financials 16.2%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	773	821
4.50%, 05/15/21	1,432	1,517
American Express Credit Corp.
2.25%, 05/05/21	2,500	2,494
3.30%, 05/03/27	1,555	1,550
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	6,718	6,908
4.90%, 02/01/46	5,909	6,675
Athene Global Funding
2.75%, 04/20/20 (a) (d)	3,900	3,909
4.00%, 01/25/22 (a)	4,205	4,360
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (c)	1,683	1,823
3.30%, 01/11/23	3,428	3,493
4.00%, 01/22/25	2,057	2,091
3.25%, 10/21/27	1,380	1,333
3.82%, 01/20/28 (b)	3,240	3,298
3.71%, 04/24/28	4,490	4,519
4.24%, 04/24/38	1,250	1,301
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	6,500	6,483
Capital One Financial Corp.
3.75%, 03/09/27	3,033	3,025
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (c)	2,217	2,456
2.75%, 04/25/22	1,850	1,849
4.05%, 07/30/22	1,325	1,384
4.13%, 07/25/28	1,206	1,222
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,728
3.63%, 09/09/24	1,000	1,031
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (c)	660	700
7.50%, (callable at 100 beginning 12/11/23) (a) (c)	2,448	2,745
4.28%, 01/09/28 (e) (f)	2,471	2,557
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,650
Goldman Sachs Group Inc.
2.02%, 12/27/20 (b)	1,200	1,201
2.60%, 12/27/20	3,750	3,762
2.35%, 11/15/21	768	758
3.00%, 04/26/22	7,723	7,778

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
4.25%, 10/21/25	2,071	2,139
6.75%, 10/01/37	1,500	1,950
HSBC Holdings Plc
6.87%, (callable at 100 beginning 06/01/21) (c) (d) (g)	2,500	2,696
4.38%, 11/23/26	2,560	2,651
4.04%, 03/13/28 (b)	1,894	1,966
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (c)	1,325	1,386
2.95%, 10/01/26	2,720	2,627
3.78%, 02/01/28 (b)	3,114	3,187
3.54%, 05/01/28	1,000	1,006
JPMorgan Chase Bank NA
3.22%, 03/01/25 (d)	2,798	2,801
Morgan Stanley
2.34%, 01/20/22 (b)	8,800	8,907
4.88%, 11/01/22	4,381	4,755
4.10%, 05/22/23	3,360	3,526
3.88%, 04/29/24	5,121	5,320
2.37%, 05/08/24 (b)	2,675	2,685
3.13%, 07/27/26	3,411	3,310
3.63%, 01/20/27	2,532	2,548
Reckitt Benckiser Treasury Services Plc
2.75%, 06/26/24 (e) (f)	4,249	4,209
3.00%, 06/26/27 (a)	3,743	3,688
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (c)	2,149	2,383
2.10%, 07/26/21	1,560	1,537
4.48%, 01/16/24	355	380
3.58%, 05/22/28 (b)	6,425	6,492
Wells Fargo Bank NA
2.15%, 12/06/19	5,500	5,521
Other Securities		41,204
		210,295
Health Care 3.6%
Abbott Laboratories
2.90%, 11/30/21	3,750	3,785
3.40%, 11/30/23	4,400	4,495
3.75%, 11/30/26	1,601	1,634
4.75%, 11/30/36	1,324	1,446
Becton Dickinson & Co.
3.36%, 06/06/24	4,300	4,306
4.67%, 06/06/47	1,446	1,498
Other Securities		29,585
		46,749
Industrials 3.5%
Aircastle Ltd.
6.25%, 12/01/19	1,270	1,380
5.00%, 04/01/23	2,757	2,944
4.13%, 05/01/24	1,756	1,787
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c)	13,941	14,765
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,378
8.63%, 01/15/22	750	924
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21 (a)	2,946	2,877
2.35%, 10/15/26 (a)	5,500	5,169
Other Securities		12,771
		44,995
Information Technology 1.7%
Apple Inc.
2.85%, 05/11/24	4,246	4,264
3.20%, 05/11/27	3,419	3,451
Microsoft Corp.
3.45%, 08/08/36	3,500	3,505
3.70%, 08/08/46	1,955	1,935
3.95%, 08/08/56	2,355	2,355
Other Securities		6,973
		22,483
Materials 3.1%
Anglo American Capital Plc
2.63%, 09/27/17 (a)	2,750	2,752
	Shares/Par†	Value
4.75%, 04/10/27 (a)	2,539	2,610
Anglo American Plc
3.63%, 05/14/20 (a)	1,695	1,719
CF Industries Inc.
3.40%, 12/01/21 (a) (d)	3,910	3,954
4.50%, 12/01/26 (a)	1,560	1,610
EI du Pont de Nemours & Co.
1.70%, 05/01/20 (b)	4,296	4,317
2.20%, 05/01/20	4,950	4,968
Freeport-McMoRan Inc.
3.88%, 03/15/23 (d)	484	453
4.55%, 11/14/24 (d)	4,681	4,419
5.40%, 11/14/34 (d)	1,794	1,610
Other Securities		12,330
		40,742
Real Estate 0.5%
Other Securities		6,436
Telecommunication Services 1.5%
Verizon Communications Inc.
2.95%, 03/15/22 (a)	4,496	4,520
4.67%, 03/15/55	1,805	1,698
Other Securities		12,825
		19,043
Utilities 2.9%
FirstEnergy Corp.
4.25%, 03/15/23 (h)	883	931
3.90%, 07/15/27	4,473	4,481
4.85%, 07/15/47 (h)	1,518	1,538
FirstEnergy Transmission LLC
5.45%, 07/15/44 (a)	1,680	1,922
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250	2,375
4.10%, 06/01/22	1,679	1,791
2.95%, 04/01/25	4,550	4,531
Southern Co.
3.25%, 07/01/26	6,611	6,501
Other Securities		13,848
		37,918
Total Corporate Bonds And Notes (cost $541,773)		558,577
VARIABLE RATE SENIOR LOAN INTERESTS 3.0% (b)
Consumer Discretionary 1.0%
Charter Communications Operating LLC
Term Loan H, 3.05%, 01/15/22	951	953
Term Loan I, 3.48%, 01/15/24	571	573
Other Securities		11,328
		12,854
Consumer Staples 0.4%
Other Securities		5,185
Energy 0.4%
Other Securities		5,347
Financials 0.0%
Other Securities		503
Health Care 0.1%
Other Securities		1,646
Industrials 0.3%
Other Securities		3,170
Materials 0.2%
Other Securities		2,308
Telecommunication Services 0.4%
Other Securities		5,058
Utilities 0.2%
Other Securities		2,901
Total Variable Rate Senior Loan Interests (cost $39,152)		38,972
GOVERNMENT AND AGENCY OBLIGATIONS 36.2%
Commercial Mortgage-Backed Securities 0.4%
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 1.35%, 02/25/20 (b)	4,645	4,650

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Mortgage-Backed Securities 18.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/30	3,336	3,430
2.50%, 08/01/31	1,808	1,822
2.50%, 02/01/32	2,939	2,959
5.00%, 02/01/38	456	499
5.00%, 03/01/38	487	534
5.00%, 05/01/38	366	402
5.00%, 11/01/41	1,536	1,679
4.50%, 03/01/42	3,316	3,572
3.50%, 04/01/42	771	796
3.50%, 05/01/42	2,436	2,515
3.50%, 06/01/42	856	884
4.00%, 03/01/43	1,466	1,559
3.00%, 08/01/43	1,165	1,169
4.50%, 10/01/43	733	788
3.50%, 06/01/44	957	987
3.00%, 07/01/45	7,408	7,425
4.00%, 12/01/45	5,972	6,283
4.00%, 03/01/46	2,446	2,572
4.50%, 05/01/46	1,881	2,018
3.00%, 08/01/46	2,994	2,990
4.00%, 08/01/46	4,386	4,613
3.00%, 09/01/46	2,336	2,332
3.00%, 11/01/46	4,651	4,644
Federal National Mortgage Association
2.50%, 01/01/28	632	638
2.50%, 05/01/28	747	754
3.00%, 08/01/30	3,430	3,535
3.00%, 09/01/30	1,265	1,300
2.50%, 01/01/31	1,221	1,230
3.00%, 02/01/31	2,166	2,226
2.50%, 04/01/31	1,767	1,779
3.00%, 04/01/31	1,025	1,053
2.50%, 01/01/32	10,032	10,095
5.50%, 03/01/35	242	269
5.00%, 06/01/35	1,682	1,842
5.50%, 11/01/35	575	639
5.50%, 02/01/37	307	340
5.50%, 08/01/38	548	616
4.50%, 08/01/40	3,893	4,202
4.50%, 08/01/40	2,060	2,223
4.50%, 11/01/40	340	367
4.50%, 02/01/41	274	295
4.50%, 03/01/41	2,678	2,888
3.50%, 01/01/42	1,250	1,297
5.00%, 05/01/42	1,301	1,426
3.50%, 09/01/42	527	535
3.50%, 11/01/42	1,466	1,514
3.50%, 11/01/42	769	797
3.00%, 01/01/43	816	820
3.00%, 03/01/43	991	995
3.00%, 05/01/43	9,351	9,389
4.50%, 03/01/44	752	809
4.00%, 04/01/44	1,403	1,479
4.50%, 08/01/44	113	122
4.00%, 10/01/44	1,888	1,984
4.00%, 11/01/44	150	157
4.00%, 01/01/45	723	762
3.08%, 04/01/45 (b)	2,275	2,349
3.50%, 12/01/45	2,360	2,424
3.50%, 12/01/45	4,592	4,718
3.50%, 12/01/45	4,059	4,171
4.00%, 12/01/45	3,138	3,299
3.50%, 01/01/46	5,433	5,582
3.50%, 01/01/46	3,222	3,310
3.00%, 04/01/46	2,085	2,083
3.50%, 05/01/46	630	647
3.00%, 07/01/46	1,559	1,558
4.50%, 08/01/46	5,761	6,195
3.00%, 11/01/46	6,835	6,828
3.50%, 11/01/46	11,942	12,296
3.50%, 11/01/46	3,606	3,705
4.50%, 12/01/46	778	834
	Shares/Par†	Value
4.00%, 02/01/47	701	738
4.00%, 05/01/47 (i)	7,681	8,085
Government National Mortgage Association
5.00%, 08/20/41	823	906
3.50%, 08/20/42	6,464	6,721
5.00%, 01/20/43	367	402
2.50%, 05/20/43 (b)	880	902
3.00%, 05/20/43	1,104	1,122
3.50%, 06/20/43	1,395	1,450
4.00%, 05/20/44	2,977	3,155
3.00%, 07/15/45	803	812
3.00%, 07/20/45	6,488	6,565
3.50%, 08/20/46	5,195	5,383
3.50%, 09/20/46	7,635	7,911
3.50%, 11/20/46	1,816	1,882
3.00%, 12/20/46	10,761	10,879
4.00%, 02/20/47	2,550	2,686
4.00%, 04/20/47	10,465	11,030
		245,477
Municipal 0.3%
Other Securities		4,356
Sovereign 0.7%
Bank of England Euro Note
1.75%, 03/06/20 (a)	6,940	6,942
Other Securities		2,409
		9,351
U.S. Treasury Securities 15.9%
U.S. Treasury Bond
3.75%, 08/15/41	9,848	11,544
3.13%, 11/15/41	8,720	9,243
2.50%, 02/15/45	8,900	8,319
U.S. Treasury Note
1.63%, 04/30/19	8,650	8,688
1.50%, 05/31/19	6,468	6,483
1.63%, 06/30/19	5,822	5,848
1.38%, 02/29/20	2,110	2,103
1.38%, 04/30/20	14,600	14,534
1.50%, 05/31/20	8,100	8,089
2.00%, 11/15/21	1,031	1,040
2.00%, 02/15/22	20,661	20,816
1.75%, 05/15/22	14,835	14,752
1.63%, 05/31/23	18,000	17,598
2.75%, 02/15/24	21,579	22,446
2.50%, 05/15/24	14,400	14,749
2.25%, 11/15/25	33,370	33,380
1.50%, 08/15/26	6,375	5,966
		205,598
Total Government And Agency Obligations (cost $470,889)		469,432
PREFERRED STOCKS 0.1%
Energy 0.1%
Other Securities		1,226
Total Preferred Stocks (cost $1,219)		1,226
SHORT TERM INVESTMENTS 2.7%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (j) (k)	20,513	20,513
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (k)	14,793	14,793
Total Short Term Investments (cost $35,306)		35,306
Total Investments 99.4% (cost $1,272,848)		1,288,383
Other Derivative Instruments 0.0%		217
Other Assets and Liabilities, Net 0.6%		7,989
Total Net Assets 100.0%		$1,296,589

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $244,692 and 18.9%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) Perpetual security.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

(d) All or portion of the security was on loan.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $8,108.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AECOM, 5.13%, 03/15/27	06/27/17	$2,171	$2,179	0.2%
Ascentium Equipment Receivables Trust, Series 2017-A2-1A, 1.87%, 07/10/19	04/27/17	911	911	0.1
Ascentium Equipment Receivables Trust, Series 2017-A3-1A, 2.29%, 06/10/21	04/27/17	1,177	1,178	0.1
Chrysler Capital Auto Receivables Trust, Series 2016-A3-BA, 1.64%, 07/15/21	10/27/16	2,309	2,302	0.2
Credit Suisse Group AG, 4.28%, 01/09/28	01/05/17	2,471	2,557	0.2
CSMC Trust, Series 2017-A1-HL1 REMIC, 3.50%, 06/25/47	06/27/17	4,870	4,870	0.4
CyrusOne LP, 5.00%, 03/15/24	03/06/17	471	485	—
Deutsche Telekom International Finance BV, 2.23%, 01/17/20	01/10/17	3,748	3,760	0.3
Hilton Grand Vacations Trust, Series 2017-A-AA, 2.66%, 12/27/28	02/23/17	2,633	2,628	0.2
Reckitt Benckiser Treasury Services Plc, 2.75%, 06/26/24	06/22/17	4,244	4,209	0.3
Samarco Mineracao SA, 0.00%, 11/01/22	10/31/12	343	196	—
Sequoia Mortgage Trust, Series 2017-A4-3 REMIC, 3.50%, 04/25/47	03/14/17	1,336	1,338	0.1
		$26,684	$26,613	2.1%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	243	September 2017	37,159	$(137)	$187
U.S. Treasury Note, 10-Year	(1,484)	September 2017	(187,097)	417	809
U.S. Treasury Note, 2-Year	(250)	September 2017	(54,109)	23	81
U.S. Treasury Note, 5-Year	(161)	September 2017	(19,027)	28	56
Ultra 10-Year U.S. Treasury Note	108	September 2017	14,603	(40)	(44)
Ultra Long Term U.S. Treasury Bond	109	September 2017	17,902	(75)	179
				$216	$1,268

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PPM America Value Equity Fund
COMMON STOCKS 100.1%
Consumer Discretionary 14.7%
Best Buy Co. Inc.	58	$3,296
Comcast Corp. - Class A	115	4,476
Foot Locker Inc.	38	1,878
General Motors Co.	169	5,900
Macy's Inc.	174	4,055
Newell Brands Inc.	65	3,491
Royal Caribbean Cruises Ltd.	45	4,915
Viacom Inc. - Class B	151	5,072
		33,083
Consumer Staples 3.5%
Altria Group Inc.	33	2,428
Archer-Daniels-Midland Co.	130	5,400
		7,828
Energy 12.8%
Apache Corp.	106	5,095
Chevron Corp.	54	5,603
Diamond Offshore Drilling Inc. (a) (b)	255	2,761
Halliburton Co.	108	4,625
National Oilwell Varco Inc.	88	2,899
Occidental Petroleum Corp.	94	5,604
Patterson-UTI Energy Inc.	103	2,088
		28,675
Financials 24.6%
Allstate Corp.	64	5,696
Bank of America Corp.	212	5,148
Bank of the Ozarks Inc.	86	4,007
Goldman Sachs Group Inc.	22	4,971
Hartford Financial Services Group Inc.	111	5,814
Huntington Bancshares Inc.	176	2,378
JPMorgan Chase & Co.	58	5,319
Lincoln National Corp.	85	5,724
Morgan Stanley	112	4,973
PNC Financial Services Group Inc.	24	2,997
U.S. Bancorp	44	2,290
Wells Fargo & Co.	106	5,873
		55,190
Health Care 13.7%
AbbVie Inc.	78	5,678
CIGNA Corp.	34	5,708
Gilead Sciences Inc.	81	5,747
McKesson Corp.	24	3,916
Merck & Co. Inc.	63	4,038
Pfizer Inc.	168	5,650
		30,737
Industrials 10.1%
Caterpillar Inc.	54	5,781
Delta Air Lines Inc.	98	5,240
Lockheed Martin Corp.	8	2,276
Spirit Aerosystems Holdings Inc. - Class A	63	3,673
Terex Corp.	65	2,438
Textron Inc.	71	3,344
		22,752
Information Technology 14.9%
Apple Inc.	22	3,168
Applied Materials Inc.	50	2,057
Avnet Inc.	120	4,666
Cisco Systems Inc.	120	3,772
Cognizant Technology Solutions Corp. - Class A	35	2,291
CSRA Inc.	73	2,321
HP Inc.	118	2,070
Intel Corp.	113	3,819
International Business Machines Corp.	33	4,999
Microsoft Corp.	63	4,308
		33,471
Materials 1.7%
Nucor Corp.	67	3,889
Telecommunication Services 2.4%
AT&T Inc.	143	5,380
	Shares/Par†	Value
Utilities 1.7%
Edison International	48	3,737
Total Common Stocks (cost $201,548)		224,742
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (c)	1,603	1,603
Total Short Term Investments (cost $1,603)		1,603
Total Investments 100.8% (cost $203,151)		226,345
Other Assets and Liabilities, Net (0.8)%		(1,765)
Total Net Assets 100.0%		$224,580

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS 85.8%
COMMUNICATIONS 8.0%
Internet 7.0%
IAC/InterActiveCorp. (a)	221	22,795
Liberty Ventures - Class A (a)	237	12,408
		35,203
Media 1.0%
Liberty SiriusXM Group - Class A (a)	121	5,076
DIVERSIFIED 12.3%
Holding Companies - Diversified Operations 12.3%
Ackermans & van Haaren NV	102	17,046
Compass Diversified Holdings	125	2,186
Remgro Ltd.	321	5,241
Schouw & Co.	205	21,988
Wendel SA	103	15,248
		61,709
FINANCIALS 56.9%
Diversified Financial Services 15.8%
Blackstone Group LP	698	23,265
Brait SA	901	4,177
FNFV Group (a)	716	11,321
Intermediate Capital Group Plc	1,157	12,560
KKR & Co. LP	778	14,468
Partners Group Holding AG	22	13,563
		79,354
Insurance 1.7%
Alleghany Corp. (a)	14	8,300
Investment Companies 23.9%
3i Group Plc	1,960	23,060
Ares Capital Corp.	1,183	19,378
Aurelius Equity Opportunities SE and Co. KGaA (b)	485	26,124
Eurazeo SA	134	10,038
Hosken Consolidated Investments Ltd.	521	5,314
Investor AB - Class B	293	14,127
Onex Corp.	276	22,134
		120,175
Private Equity 11.2%
Carlyle Group LP	550	10,863
HarbourVest Global Private Equity Ltd. (a) (b)	1,419	23,179
Riverstone Energy Ltd. (a)	797	13,020
	Shares/Par†	Value
Standard Life Private Equity Trust	2,143	9,319
		56,381
Real Estate 4.3%
Brookfield Asset Management Inc. - Class A	551	21,622
INDUSTRIALS 6.1%
Commercial Services 2.1%
Macquarie Infrastructure Co. LLC	134	10,516
Miscellaneous Manufacturers 4.0%
Danaher Corp.	96	8,125
Indus Holding AG	165	11,725
		19,850
UTILITIES 2.5%
Electric 2.5%
Brookfield Infrastructure Partners LP	307	12,559
Total Common Stocks (cost $323,707)		430,745
INVESTMENT COMPANIES 9.6%
Closed-End Funds 8.0%
Apax Global Alpha Ltd.	4,248	8,445
HBM Healthcare Investments AG - Class A	119	14,082
HgCapital Trust Plc	797	17,547
		40,074
Private Equity 1.6%
NB Private Equity Partners Ltd. - Class A (b)	360	4,939
Pantheon International Plc (a)	130	3,068
		8,007
Total Investment Companies (cost $39,830)		48,081
SHORT TERM INVESTMENTS 8.9%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	16,889	16,889
Securities Lending Collateral 5.6%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	28,035	28,035
Total Short Term Investments (cost $44,924)		44,924
Total Investments 104.3% (cost $408,461)		523,750
Other Assets and Liabilities, Net (4.3)%		(21,589)
Total Net Assets 100.0%		$502,161

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.9%
Consumer Discretionary 35.5%
Darden Restaurants Inc.	1,333	$120,584
Delphi Automotive Plc	426	37,302
Foot Locker Inc.	1,311	64,602
Gap Inc. (a)	3,754	82,561
Lowe's Cos. Inc.	380	29,423
Michael Kors Holdings Ltd. (b)	2,151	77,973
Nordstrom Inc. (a)	1,259	60,230
O'Reilly Automotive Inc. (a) (b)	337	73,791
Ross Stores Inc.	1,406	81,155
Starbucks Corp.	1,629	95,006
TJX Cos. Inc.	1,190	85,896
Tractor Supply Co.	1,222	66,247
Ulta Beauty Inc. (b)	358	102,948
Urban Outfitters Inc. (a) (b)	997	18,475
		996,193
Consumer Staples 2.0%
Campbell Soup Co.	1,101	57,418
Financials 2.5%
CBOE Holdings Inc.	416	38,040
T. Rowe Price Group Inc. (a)	422	31,316
		69,356
Health Care 3.2%
Gilead Sciences Inc.	1,264	89,451
Industrials 24.9%
3M Co.	174	36,196
Alaska Air Group Inc.	431	38,728
C.H. Robinson Worldwide Inc. (a)	1,234	84,770
Delta Air Lines Inc.	2,092	112,429
Expeditors International of Washington Inc.	1,166	65,848
JB Hunt Transport Services Inc.	1,022	93,370
Robert Half International Inc.	2,134	102,288
Rockwell Automation Inc.	249	40,370
Southwest Airlines Co.	2,031	126,191
		700,190
Information Technology 24.3%
Accenture Plc - Class A	517	64,002
Automatic Data Processing Inc.	965	98,920
Citrix Systems Inc. (b)	363	28,882
F5 Networks Inc. (b)	686	87,123
LogMeIn Inc.	63	6,577
MasterCard Inc. - Class A	606	73,636
Paychex Inc.	1,540	87,686
Skyworks Solutions Inc.	797	76,518
Symantec Corp.	1,202	33,942
Teradata Corp. (b)	925	27,271
Texas Instruments Inc.	850	65,397
Western Union Co.	1,649	31,420
		681,374
Materials 7.5%
Avery Dennison Corp.	839	74,129
LyondellBasell Industries NV - Class A	705	59,472
Sherwin-Williams Co.	223	78,109
		211,710
Total Common Stocks (cost $2,787,542)		2,805,692
SHORT TERM INVESTMENTS 5.0%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	1,769	1,769
Securities Lending Collateral 4.9%
Repurchase Agreement with MLP, 1.71% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 06/19/17, due 09/18/17 at $45,195 (e)	45,000	45,000
	Shares/Par†	Value
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	93,317	93,317
		138,317
Total Short Term Investments (cost $140,086)		140,086
Total Investments 104.9% (cost $2,927,628)		2,945,778
Other Assets and Liabilities, Net (4.9)%		(138,156)
Total Net Assets 100.0%		$2,807,622

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.9%
Consumer Discretionary 9.0%
McDonald's Corp.	929	$142,244
Nordstrom Inc. (a)	2,303	110,143
Target Corp.	2,453	128,251
VF Corp.	2,074	119,469
		500,107
Consumer Staples 9.5%
Altria Group Inc.	2,439	181,663
Coca-Cola Co.	3,972	178,140
General Mills Inc.	934	51,734
Procter & Gamble Co.	1,281	111,666
		523,203
Energy 8.6%
Chevron Corp.	1,036	108,070
Exxon Mobil Corp.	634	51,168
Helmerich & Payne Inc. (a)	1,740	94,579
Oneok Inc.	2,025	105,605
Valero Energy Corp.	1,706	115,074
		474,496
Financials 9.7%
CME Group Inc.	1,456	182,385
People's United Financial Inc.	9,234	163,066
Principal Financial Group Inc.	2,979	190,883
		536,334
Health Care 10.0%
Abbott Laboratories	1,312	63,758
Amgen Inc.	694	119,471
Eli Lilly & Co.	1,515	124,654
Gilead Sciences Inc.	800	56,650
Johnson & Johnson	1,416	187,319
		551,852
Industrials 9.8%
Caterpillar Inc.	1,834	197,080
Emerson Electric Co.	2,958	176,355
General Electric Co.	1,924	51,960
PACCAR Inc.	1,798	118,746
		544,141
Information Technology 8.4%
Cisco Systems Inc.	5,229	163,655
International Business Machines Corp.	992	152,649
QUALCOMM Inc.	2,661	146,954
		463,258
Materials 9.4%
Air Products & Chemicals Inc.	1,133	162,093
International Flavors & Fragrances Inc.	1,299	175,357
Praxair Inc.	1,379	182,799
		520,249
Real Estate 8.0%
Kimco Realty Corp.	6,304	115,674
Public Storage	500	104,333
Realty Income Corp. (a)	1,822	100,544
Ventas Inc.	868	60,286
Welltower Inc.	802	60,024
		440,861
Telecommunication Services 8.3%
AT&T Inc. (a)	4,111	155,099
CenturyLink Inc. (a)	6,637	158,496
Verizon Communications Inc.	3,284	146,687
		460,282
Utilities 9.2%
American Electric Power Co. Inc.	907	63,045
Consolidated Edison Inc.	733	59,204
Entergy Corp.	1,498	115,038
Public Service Enterprise Group Inc.	2,536	109,082
Southern Co.	3,355	160,632
		507,001
Total Common Stocks (cost $5,286,272)		5,521,784
	Shares/Par†	Value
SHORT TERM INVESTMENTS 7.8%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	5,128	5,128
Securities Lending Collateral 7.7%
Repurchase Agreement with MLP, 1.71% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 06/19/17, due 09/18/17 at $90,389 (d)	90,000	90,000
Securities Lending Cash Collateral Fund LLC, 0.88% (b) (c)	337,474	337,474
		427,474
Total Short Term Investments (cost $432,602)		432,602
Total Investments 107.7% (cost $5,718,874)		5,954,386
Other Assets and Liabilities, Net (7.7)%		(427,069)
Total Net Assets 100.0%		$5,527,317

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/S&P International 5 Fund *
COMMON STOCKS 99.1%
Australia 8.0%
CIMIC Group Ltd.	6	$171
Other Securities		2,975
		3,146
Belgium 0.8%
AGEAS	8	303
Canada 8.1%
CGI Group Inc. - Class A (a)	7	337
Rogers Communications Inc. - Class B	7	340
Royal Bank of Canada	4	305
Sun Life Financial Inc.	8	300
Other Securities		1,913
		3,195
Denmark 2.3%
Danske Bank A/S	8	326
Vestas Wind Systems A/S	4	358
Other Securities		227
		911
Finland 2.9%
Neste Oil Oyj	8	310
Stora Enso Oyj - Class R	27	344
UPM-Kymmene Oyj	12	343
Other Securities		149
		1,146
France 7.8%
AXA SA	12	334
Capgemini SA	3	344
Klepierre	8	315
Publicis Groupe SA	4	310
Schneider Electric SE	4	323
Unibail-Rodamco SE (b)	1	315
Vinci SA	4	341
Other Securities		804
		3,086
Germany 4.2%
Allianz SE	2	325
Deutsche Telekom AG	16	296
Muenchener Rueckversicherungs AG	2	303
Siemens AG	2	303
Other Securities		455
		1,682
Hong Kong 2.2%
HKT Trust	134	176
PCCW Ltd.	271	154
Other Securities		553
		883
Israel 0.5%
Other Securities		187
Italy 4.1%
Assicurazioni Generali SpA	20	324
Atlantia SpA	12	342
Enel SpA	66	356
Other Securities		597
		1,619
Japan 22.7%
Nippon Telegraph & Telephone Corp.	6	269
NTT DoCoMo Inc.	10	238
Panasonic Corp.	22	304
Other Securities		8,150
		8,961
Netherlands 5.6%
ING Groep NV	21	360
	Shares/Par†	Value
Koninklijke Philips Electronics NV	10	339
Reed Elsevier NV	16	332
Unilever NV - CVA	6	332
Other Securities		850
		2,213
Norway 1.0%
Other Securities		409
Portugal 0.5%
Other Securities		203
Singapore 1.0%
Other Securities		386
South Korea 3.8%
Other Securities		1,515
Spain 5.2%
ACS Actividades de Construccion y Servicios SA	8	316
Aena SA	2	387
Banco Santander SA	53	353
CaixaBank SA	83	396
Gas Natural SDG SA	13	313
Repsol SA	19	300
		2,065
Sweden 5.1%
Alfa Laval AB	16	326
Electrolux AB - Class B	11	350
Nordea Bank AB	24	311
Skandinaviska Enskilda Banken AB - Class A	25	303
SKF AB - Class B	15	307
Other Securities		410
		2,007
Switzerland 1.5%
ABB Ltd.	13	314
Other Securities		288
		602
United Kingdom 11.8%
Aviva Plc	46	313
Carnival Plc	5	347
HSBC Holdings Plc	35	329
Mondi Plc	12	320
Relx Plc	15	330
Unilever Plc	6	324
Other Securities		2,695
		4,658
Total Common Stocks (cost $36,195)		39,177
RIGHTS 0.1%
Spain 0.1%
ACS Actividades de Construccion y Servicios SA (a)	8	6
Repsol SA (a)	19	9
Total Rights (cost $16)		15
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	91	91
Securities Lending Collateral 1.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	695	695
Total Short Term Investments (cost $786)		786
Total Investments 101.2% (cost $36,997)		39,978
Other Assets and Liabilities, Net (1.2)%		(455)
Total Net Assets 100.0%		$39,523

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 100.0%
Consumer Discretionary 29.5%
Bed Bath & Beyond Inc.	1,965	$59,719
Discovery Communications Inc. - Class A (a)	1,036	26,765
Gap Inc.	2,253	49,544
Harley-Davidson Inc.	529	28,560
Kohl's Corp.	1,849	71,513
Macy's Inc.	2,311	53,713
Nordstrom Inc. (b)	1,173	56,117
Omnicom Group Inc.	672	55,690
PVH Corp.	589	67,472
Ralph Lauren Corp. - Class A	376	27,779
Target Corp.	504	26,367
Twenty-First Century Fox Inc. - Class A	3,116	88,307
Viacom Inc. - Class B	1,440	48,349
Wyndham Worldwide Corp.	1,136	114,032
		773,927
Consumer Staples 8.9%
CVS Health Corp.	734	59,037
Tyson Foods Inc. - Class A	1,334	83,561
Wal-Mart Stores Inc.	1,196	90,525
		233,123
Energy 6.0%
National Oilwell Varco Inc.	832	27,389
Tesoro Corp.	378	35,398
Valero Energy Corp.	1,402	94,563
		157,350
Health Care 18.4%
AmerisourceBergen Corp.	319	30,193
Amgen Inc.	168	28,936
Cardinal Health Inc.	745	58,084
DaVita Inc. (a)	1,301	84,245
Express Scripts Holding Co. (a)	1,174	74,971
Gilead Sciences Inc.	1,158	81,994
McKesson Corp.	544	89,438
UnitedHealth Group Inc.	178	32,989
		480,850
Industrials 8.8%
Alaska Air Group Inc.	751	67,396
Boeing Co.	399	78,982
Delta Air Lines Inc.	590	31,707
Pitney Bowes Inc.	3,431	51,808
		229,893
Information Technology 18.4%
Apple Inc.	729	104,923
Conduent Inc. (a)	565	9,008
HP Inc.	5,438	95,049
International Business Machines Corp.	512	78,787
Juniper Networks Inc.	1,060	29,565
NetApp Inc.	770	30,856
Oracle Corp.	693	34,761
Western Union Co.	4,127	78,618
Xerox Corp.	699	20,080
		481,647
Materials 2.5%
Eastman Chemical Co.	782	65,635
Real Estate 1.2%
Host Hotels & Resorts Inc.	1,658	30,285
Telecommunication Services 2.0%
CenturyLink Inc. (b)	2,200	52,532
Utilities 4.3%
AES Corp.	2,589	28,761
NRG Energy Inc.	4,853	83,563
		112,324
Total Common Stocks (cost $2,652,612)		2,617,566
	Shares/Par†	Value
SHORT TERM INVESTMENTS 4.1%
Securities Lending Collateral 4.1%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	107,817	107,817
Total Short Term Investments (cost $107,817)		107,817
Total Investments 104.1% (cost $2,760,429)		2,725,383
Other Assets and Liabilities, Net (4.1)%		(106,919)
Total Net Assets 100.0%		$2,618,464

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.9%
Consumer Discretionary 34.0%
AMC Networks Inc. - Class A (a)	64	$3,445
American Eagle Outfitters Inc.	341	4,113
Big Lots Inc.	235	11,348
Brinker International Inc.	191	7,286
Brunswick Corp.	71	4,456
Buffalo Wild Wings Inc. (a)	27	3,461
Carter's Inc.	92	8,183
Cheesecake Factory Inc.	130	6,554
Chico's FAS Inc.	655	6,167
Cracker Barrel Old Country Store Inc. (b)	24	3,935
Dick's Sporting Goods Inc.	95	3,800
Dillard's Inc. - Class A (b)	71	4,108
Domino's Pizza Inc.	20	4,328
Meredith Corp. (b)	72	4,271
NVR Inc. (a)	2	4,122
Sally Beauty Holdings Inc. (a)	176	3,570
Service Corp. International	126	4,227
Sotheby's (a)	89	4,773
Texas Roadhouse Inc.	80	4,088
Williams-Sonoma Inc.	161	7,797
		104,032
Consumer Staples 5.2%
Boston Beer Co. Inc. - Class A (a)	27	3,623
Flowers Foods Inc.	202	3,489
Nu Skin Enterprises Inc. - Class A	142	8,956
		16,068
Energy 1.2%
HollyFrontier Corp.	133	3,641
Financials 11.1%
CNO Financial Group Inc.	229	4,787
Everest Re Group Ltd.	32	8,100
FactSet Research Systems Inc.	22	3,626
Federated Investors Inc. - Class B	102	2,871
Primerica Inc.	43	3,225
Reinsurance Group of America Inc.	31	3,985
RenaissanceRe Holdings Ltd.	27	3,761
SEI Investments Co.	67	3,611
		33,966
Health Care 9.4%
HealthSouth Corp.	86	4,150
MEDNAX Inc. (a)	72	4,321
Molina Healthcare Inc. (a)	121	8,380
PAREXEL International Corp. (a)	49	4,221
United Therapeutics Corp. (a)	59	7,631
		28,703
Industrials 15.3%
AECOM (a)	121	3,913
Copart Inc. (a)	107	3,404
Dun & Bradstreet Corp.	37	3,991
Hubbell Inc.	29	3,303
Huntington Ingalls Industries Inc.	20	3,709
Landstar System Inc.	20	1,730
Lincoln Electric Holdings Inc.	41	3,787
Manpower Inc.	38	4,235
MSA Safety Inc.	12	1,008
Old Dominion Freight Line Inc.	44	4,162
Pitney Bowes Inc.	547	8,256
Regal-Beloit Corp.	12	1,021
Wabtec Corp. (b)	48	4,434
		46,953
Information Technology 12.6%
Cadence Design Systems Inc. (a)	126	4,209
Cirrus Logic Inc. (a)	119	7,438
CommVault Systems Inc. (a)	18	993
Convergys Corp.	41	966
CoreLogic Inc. (a)	100	4,345
MAXIMUS Inc.	38	2,391
NCR Corp. (a)	101	4,120
	Shares/Par†	Value
Science Applications International Corp.	40	2,763
Synaptics Inc. (a) (b)	141	7,280
Tech Data Corp. (a)	40	4,089
		38,594
Materials 3.4%
Olin Corp.	132	3,988
Owens-Illinois Inc. (a)	103	2,455
Scotts Miracle-Gro Co. - Class A	43	3,832
		10,275
Real Estate 7.7%
Care Capital Properties Inc.	39	1,033
CoreCivic Inc.	135	3,729
Hospitality Properties Trust	34	980
LaSalle Hotel Properties	137	4,071
Omega Healthcare Investors Inc.	123	4,074
Senior Housing Properties Trust	353	7,220
Washington Prime Group Inc.	306	2,561
		23,668
Total Common Stocks (cost $300,815)		305,900
SHORT TERM INVESTMENTS 5.5%
Securities Lending Collateral 5.5%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	16,710	16,710
Total Short Term Investments (cost $16,710)		16,710
Total Investments 105.4% (cost $317,525)		322,610
Other Assets and Liabilities, Net (5.4)%		(16,569)
Total Net Assets 100.0%		$306,041

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/S&P Total Yield Fund
COMMON STOCKS 99.8%
Consumer Discretionary 29.8%
Bed Bath & Beyond Inc.	1,743	$52,987
Chipotle Mexican Grill Inc. (a) (b)	64	26,761
Darden Restaurants Inc.	1,090	98,563
Discovery Communications Inc. - Class A (a) (b)	908	23,459
Goodyear Tire & Rubber Co.	747	26,104
H&R Block Inc.	3,546	109,605
Harley-Davidson Inc.	421	22,767
Kohl's Corp.	1,642	63,505
Limited Brands Inc.	497	26,769
Macy's Inc.	2,056	47,787
Nordstrom Inc. (b)	935	44,706
Scripps Networks Interactive Inc. - Class A	322	22,019
Target Corp.	1,118	58,434
Twenty-First Century Fox Inc. - Class A	1,904	53,963
Urban Outfitters Inc. (a) (b)	1,004	18,616
		696,045
Consumer Staples 6.6%
CVS Health Corp.	655	52,686
Tyson Foods Inc. - Class A	1,187	74,370
Wal-Mart Stores Inc.	366	27,727
		154,783
Energy 3.3%
National Oilwell Varco Inc.	1,418	46,715
Valero Energy Corp.	448	30,204
		76,919
Financials 18.7%
Allstate Corp.	354	31,266
American Express Co.	354	29,857
Ameriprise Financial Inc.	468	59,567
Assurant Inc.	831	86,168
Franklin Resources Inc.	678	30,368
Leucadia National Corp.	2,452	64,143
State Street Corp.	324	29,030
Travelers Cos. Inc.	644	81,433
Weyerhaeuser Co.	776	25,998
		437,830
Health Care 4.2%
DaVita Inc. (a)	377	24,413
Express Scripts Holding Co. (a)	368	23,471
Gilead Sciences Inc.	715	50,637
		98,521
Industrials 12.5%
Boeing Co.	332	65,549
Delta Air Lines Inc.	523	28,113
Emerson Electric Co.	435	25,961
General Electric Co.	2,488	67,211
L3 Technologies Inc.	326	54,392
Pitney Bowes Inc.	1,290	19,480
Quanta Services Inc. (a)	943	31,041
		291,747
Information Technology 13.9%
Conduent Inc. (a)	1,043	16,627
Corning Inc.	3,076	92,434
HP Inc.	1,656	28,938
Motorola Solutions Inc.	648	56,206
Teradata Corp. (a)	771	22,728
Western Union Co.	3,683	70,165
Xerox Corp.	1,297	37,266
		324,364
Materials 1.3%
Albemarle Corp.	290	30,656
Real Estate 5.5%
Equity Residential Properties Inc.	1,216	80,021
Host Hotels & Resorts Inc.	1,444	26,389
Macerich Co.	376	21,841
		128,251
	Shares/Par†	Value
Telecommunication Services 4.0%
CenturyLink Inc. (b)	3,035	72,464
Verizon Communications Inc.	465	20,780
		93,244
Total Common Stocks (cost $2,310,414)		2,332,360
SHORT TERM INVESTMENTS 5.6%
Securities Lending Collateral 5.6%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	130,993	130,993
Total Short Term Investments (cost $130,993)		130,993
Total Investments 105.4% (cost $2,441,407)		2,463,353
Other Assets and Liabilities, Net (5.4)%		(126,057)
Total Net Assets 100.0%		$2,337,296

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Scout Unconstrained Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.8%
Bank of The West Auto Trust
Series 2014-A3-1, 1.09%, 10/15/17 (a)	1,845	$1,844
Series 2015-A3-1, 1.31%, 10/15/19 (a)	7,579	7,575
CarMax Auto Owner Trust
Series 2014-A3-4, 1.25%, 04/15/18	7,144	7,139
Chase Issuance Trust
Series 2016-A7-A7, 1.06%, 09/15/17	11,515	11,508
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	4,962	4,941
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	221	242
Countrywide Asset-Backed Certificates
Series 2007-A2-S3, REMIC, 1.47%, 05/25/37 (b)	187	186
GreenPoint Mortgage Funding Trust
Series 2005-M3-HE1, REMIC, 1.82%, 09/25/34 (b)	603	591
Hertz Vehicle Financing LLC
Series 2015-A-2A, 2.02%, 09/25/18 (a)	7,811	7,776
Home Equity Loan Trust
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (b)	1,980	1,172
Honda Auto Receivables Owner Trust
Series 2014-A3-3, 0.88%, 07/15/17	407	407
Huntington Auto Trust
Series 2015-A3-1, 1.24%, 09/16/19	3,658	3,655
Hyundai Auto Receivables Trust
Series 2016-A2-B, 1.12%, 10/15/19	12,827	12,804
Northwest Airlines Inc.
Series 2007-A-1, 7.03%, 11/01/19	3,011	3,312
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18	3,018	3,018
UBS-Barclays Commercial Mortgage Trust
Series 2013-A2-C6, REMIC, 2.07%, 04/10/18	12,837	12,868
US Airways Pass-Through Trust
Series 2010-A-1, 6.25%, 04/22/23	1,771	1,966
Series 2012-A-1, 5.90%, 10/01/24	5,048	5,603
Total Non-U.S. Government Agency Asset-Backed Securities (cost $87,029)		86,607
CORPORATE BONDS AND NOTES 20.8%
Consumer Staples 0.6%
Philip Morris International Inc.
2.00%, 02/21/20	6,450	6,464
Energy 0.4%
Energy Transfer Partners LP
4.05%, 03/15/25	5,010	5,020
Financials 17.0%
AIG Global Funding
1.78%, 07/02/20 (a) (b)	3,350	3,354
Ally Financial Inc.
3.25%, 11/05/18	7,550	7,633
American Express Credit Corp.
1.70%, 10/30/19	4,450	4,423
2.60%, 09/14/20	5,705	5,786
Bank of America Corp.
1.65%, 03/26/18	5,825	5,831
2.60%, 01/15/19	5,230	5,280
Bank of America NA
1.75%, 06/05/18	7,520	7,532
2.05%, 12/07/18	1,795	1,802
Capital One NA
1.65%, 02/05/18	3,775	3,773
2.35%, 08/17/18	5,380	5,401
Caterpillar Financial Services Corp.
1.40%, 12/06/18 (b)	12,600	12,596
Citigroup Inc.
1.80%, 02/05/18	8,774	8,778
Credit Suisse
1.75%, 01/29/18	1,780	1,781
1.70%, 04/27/18	6,925	6,925
Daimler Finance North America LLC
2.00%, 08/03/18 (a)	4,340	4,348
	Shares/Par†	Value
1.75%, 10/30/19 (a)	4,175	4,142
2.30%, 01/06/20 (a)	6,625	6,646
Ford Motor Credit Co. LLC
2.88%, 10/01/18	8,960	9,047
2.55%, 10/05/18	4,145	4,172
2.94%, 01/08/19	9,190	9,309
2.43%, 06/12/20	5,880	5,877
Goldman Sachs Group Inc.
2.75%, 09/15/20	1,795	1,816
JPMorgan Chase & Co.
2.75%, 06/23/20	4,525	4,597
1.77%, 03/09/21 (b)	17,925	17,890
Metropolitan Life Global Funding I
1.35%, 09/14/18 (a)	11,800	11,753
New York Life Global Funding
1.45%, 12/15/17 (a)	2,225	2,225
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (a)	3,295	3,302
UBS AG
1.80%, 03/26/18	7,925	7,938
Wells Fargo & Co.
2.55%, 12/07/20	4,317	4,355
2.40%, 10/31/23 (b)	10,750	10,944
		189,256
Health Care 1.5%
Abbott Laboratories
2.35%, 11/22/19	5,675	5,719
Becton Dickinson & Co.
2.13%, 06/06/19	3,220	3,224
2.40%, 06/05/20	4,440	4,448
UnitedHealth Group Inc.
1.90%, 07/16/18	3,800	3,812
		17,203
Materials 0.2%
Sherwin-Williams Co.
2.25%, 05/15/20	2,600	2,603
Telecommunication Services 0.6%
AT&T Inc.
3.20%, 03/01/22	6,075	6,144
Utilities 0.5%
Ipalco Enterprises Inc.
5.00%, 05/01/18	5,050	5,132
Total Corporate Bonds And Notes (cost $230,514)		231,822
GOVERNMENT AND AGENCY OBLIGATIONS 62.5%
Collateralized Mortgage Obligations 0.7%
Federal National Mortgage Association
Series 2003-CA-89, REMIC, 4.50%, 09/25/18	3,124	3,159
Series 2012-ASQ2-M9, REMIC, 1.51%, 12/25/17	4,625	4,622
		7,781
Commercial Mortgage-Backed Securities 7.5%
Federal Home Loan Mortgage Corp.
Series A-KF15, REMIC, 1.67%, 02/25/23 (b)	17,263	17,338
Series A-KF17, REMIC, 1.57%, 03/25/23 (b)	6,379	6,395
Series A2-KP03, REMIC, 1.78%, 07/25/19	8,453	8,450
Federal National Mortgage Association
Series 2014-FA-M6, REMIC, 1.33%, 12/25/17 (b)	113	113
Series 2013-ASQ2-M7, REMIC, 1.23%, 03/26/18	2,556	2,543
Series 2013-ASQ2-M9, REMIC, 1.82%, 06/25/18	8,275	8,263
Series 2015-ASQ1-M15, REMIC, 0.85%, 01/25/19	204	204
Series 2016-ASQ1-M1, REMIC, 1.37%, 07/25/19	1,576	1,562
Series 2015-ASQ2-M1, REMIC, 1.63%, 02/25/18	11,484	11,465
Series 2015-ASQ2-M7, REMIC, 1.55%, 04/25/18	2,497	2,493
Series 2015-FA-M3, REMIC, 1.25%, 06/25/18 (b)	6,641	6,637
Series 2015-FA-M12, REMIC, 1.38%, 04/25/20 (b)	18,509	18,516
		83,979
Mortgage-Backed Securities 5.9%
Federal National Mortgage Association
1.12%, 01/01/18	8,050	8,005
1.22%, 07/01/19 (b)	15,820	15,800
1.24%, 10/01/19 (b)	22,350	22,361

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
TBA, 3.00%, 08/15/46 (c)	19,670	19,607
		65,773
U.S. Government Agency Obligations 2.3%
Federal Home Loan Mortgage Corp.
0.75%, 07/14/17 (d)	25,510	25,508
U.S. Treasury Securities 46.1%
U.S. Treasury Note
0.50%, 07/31/17	23,000	22,992
0.63%, 08/31/17 - 09/30/17	122,975	122,868
0.75%, 12/31/17	2,900	2,894
0.88%, 03/31/18	31,805	31,716
1.25%, 10/31/21	167,545	163,644
2.00%, 12/31/21	44,300	44,618
1.88%, 02/28/22	23,305	23,334
2.38%, 05/15/27	100,480	101,139
		513,205
Total Government And Agency Obligations (cost $697,392)		696,246
	Shares/Par†	Value
SHORT TERM INVESTMENTS 10.4%
Investment Companies 10.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	115,799	115,799
Total Short Term Investments (cost $115,799)		115,799
Total Investments 101.5% (cost $1,130,734)		1,130,474
Other Derivative Instruments 0.0%		264
Other Assets and Liabilities, Net (1.5)%		(17,372)
Total Net Assets 100.0%		$1,113,366

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $52,965 and 4.8%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $19,734.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bund	(660)	September 2017	EUR	(108,868)	$226	$2,317

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.28	5.00%	06/20/22	(19,340)	$1,333	$38	$70
				$1,333	$38	$70

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

[3]Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

[4]The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

[6] If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Established Growth Fund *
COMMON STOCKS 94.4%
Consumer Discretionary 19.6%
Amazon.com Inc. (a)	486	$470,293
AutoZone Inc. (a)	130	74,356
Ferrari NV	714	61,426
Home Depot Inc.	422	64,750
O'Reilly Automotive Inc. (a)	314	68,641
Priceline Group Inc. (a)	145	271,068
Starbucks Corp.	1,653	96,369
Tesla Inc. (a) (b)	222	80,447
Yum! Brands Inc.	829	61,154
Other Securities		301,594
		1,550,098
Consumer Staples 2.9%
Philip Morris International Inc.	1,244	146,061
Other Securities		86,434
		232,495
Financials 5.9%
Intercontinental Exchange Inc.	1,316	86,777
JPMorgan Chase & Co.	801	73,257
Morgan Stanley	2,216	98,749
Other Securities		206,490
		465,273
Health Care 16.4%
Alexion Pharmaceuticals Inc. (a)	877	106,686
Becton Dickinson & Co.	465	90,640
Biogen Inc. (a)	330	89,651
CIGNA Corp.	426	71,306
Danaher Corp.	735	61,993
HCA Healthcare Inc. (a)	858	74,800
Humana Inc.	305	73,479
Intuitive Surgical Inc. (a)	131	122,066
Merck & Co. Inc.	960	61,501
Stryker Corp.	757	105,070
UnitedHealth Group Inc.	732	135,820
Vertex Pharmaceuticals Inc. (a)	746	96,156
Other Securities		211,014
		1,300,182
Industrials 8.6%
Acuity Brands Inc.	434	88,306
American Airlines Group Inc.	1,879	94,531
Boeing Co.	623	123,179
Honeywell International Inc.	608	80,974
Illinois Tool Works Inc.	415	59,463
Roper Industries Inc.	361	83,550
Other Securities		150,859
		680,862
Information Technology 36.6%
Alibaba Group Holding Ltd. - ADS (a) (b)	1,365	192,338
Alphabet Inc. - Class A (a)	263	244,413
Alphabet Inc. - Class C (a)	225	204,233
Apple Inc.	2,831	407,692
	Shares/Par†	Value
Electronic Arts Inc. (a)	640	67,703
Facebook Inc. - Class A (a)	1,900	286,936
Fiserv Inc. (a)	522	63,889
Intuit Inc.	610	80,988
MasterCard Inc. - Class A	1,070	130,012
Microsoft Corp.	3,560	245,405
PayPal Holdings Inc. (a)	4,082	219,065
Salesforce.com Inc. (a)	1,261	109,185
ServiceNow Inc. (a)	574	60,814
Tencent Holdings Ltd.	2,418	86,813
Visa Inc. - Class A	2,198	206,138
Xilinx Inc.	1,128	72,559
Other Securities		217,199
		2,895,382
Real Estate 2.8%
American Tower Corp.	893	118,190
Crown Castle International Corp.	625	62,582
Other Securities		37,956
		218,728
Telecommunication Services 0.7%
Other Securities		58,232
Utilities 0.9%
NextEra Energy Inc.	493	69,112
Total Common Stocks (cost $5,687,964)		7,470,364
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.2%
Other Securities		17,517
Financials 0.1%
Other Securities		7,872
Industrials 0.2%
Other Securities		12,541
Information Technology 0.2%
Other Securities		19,124
Total Preferred Stocks (cost $43,241)		57,054
SHORT TERM INVESTMENTS 5.4%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	3,367	3,367
T. Rowe Price Government Reserve Fund, 0.98% (c) (d)	382,290	382,290
		385,657
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	38,887	38,887
Total Short Term Investments (cost $424,544)		424,544
Total Investments 100.5% (cost $6,155,749)		7,951,962
Other Assets and Liabilities, Net (0.5)%		(37,929)
Total Net Assets 100.0%		$7,914,033

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Airbnb Inc.	07/14/15	$7,889	$8,898	0.1%
Airbnb Inc. - Series D	04/16/14	6,792	17,517	0.2
Beijing Xiaoju Kuaizhi Co. Ltd.	10/20/15	6,753	12,541	0.2
Dropbox Inc. - Series A	11/11/14	8,341	3,559	—
Flipkart Ltd. - Series E	03/20/15	1,278	988	—
Flipkart Ltd. - Series H	04/20/15	6,745	6,746	0.1
Flipkart Ltd. - Series G	12/17/14	6,117	6,117	0.1
Flipkart Ltd.	03/20/15	1,141	882	—
Flipkart Ltd. - Series C	03/20/15	688	531	—
Flipkart Ltd. - Series A	03/20/15	389	301	—
WeWork Co.	06/23/15	4,997	7,872	0.1
WeWork Co.	06/23/15	556	875	—
		$51,686	$66,827	0.8%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Mid-Cap Growth Fund *
COMMON STOCKS 92.8%
Consumer Discretionary 13.4%
AutoZone Inc. (a)	85	$48,489
Carmax Inc. (a) (b)	637	40,169
Coach Inc.	1,708	80,857
Dollar General Corp.	934	67,332
Marriott International Inc. - Class A	549	55,070
MGM Resorts International	1,236	38,674
Norwegian Cruise Line Holdings Ltd. (a)	1,448	78,612
Other Securities		235,045
		644,248
Consumer Staples 2.4%
TreeHouse Foods Inc. (a) (b)	479	39,166
Other Securities		78,320
		117,486
Energy 0.9%
Other Securities		44,141
Financials 9.4%
CBOE Holdings Inc.	747	68,276
Fidelity National Financial Inc.	1,873	83,967
Progressive Corp.	1,321	58,243
TD Ameritrade Holding Corp.	1,407	60,487
Willis Towers Watson Plc	668	97,167
Other Securities		84,288
		452,428
Health Care 20.2%
Agilent Technologies Inc.	1,192	70,698
Alkermes Plc (a)	938	54,376
Bruker Corp.	1,476	42,564
Cooper Cos. Inc.	316	75,657
DENTSPLY SIRONA Inc.	725	47,009
Envision Healthcare Corp. (a)	977	61,229
Henry Schein Inc. (a)	215	39,349
Hologic Inc. (a)	1,788	81,139
Intuitive Surgical Inc. (a)	51	47,704
MEDNAX Inc. (a)	896	54,092
Teleflex Inc.	469	97,439
Other Securities		301,324
		972,580
Industrials 19.6%
Allegion Plc	512	41,533
Equifax Inc.	511	70,222
Fortive Corp.	640	40,544
IDEX Corp.	715	80,802
IHS Markit Ltd. (a)	1,038	45,716
Rockwell Collins Inc.	426	44,764
Roper Industries Inc.	341	78,952
Sensata Technologies Holding NV (a)	1,602	68,437
Textron Inc.	2,018	95,048
Verisk Analytics Inc. (a)	529	44,632

	Shares/Par†	Value
Waste Connections Inc.	892	57,463
Other Securities		276,294
		944,407
Information Technology 21.1%
Fiserv Inc. (a)	681	83,314
FleetCor Technologies Inc. (a)	278	40,090
Global Payments Inc.	549	49,586
Harris Corp.	509	55,522
Keysight Technologies Inc. (a)	1,699	66,142
Microchip Technology Inc. (b)	1,022	78,878
Red Hat Inc. (a)	597	57,163
Vantiv Inc. - Class A (a)	852	53,966
VeriSign Inc. (a) (b)	470	43,691
Xilinx Inc.	682	43,866
Other Securities		442,779
		1,014,997
Materials 5.6%
Air Products & Chemicals Inc.	341	48,783
Ashland Global Holdings Inc.	272	17,928
Ball Corp.	1,534	64,750
Valvoline Inc.	1,809	42,909
Other Securities		93,826
		268,196
Real Estate 0.2%
Other Securities		9,308
Total Common Stocks (cost $3,376,098)		4,467,791
PREFERRED STOCKS 0.4%
Financials 0.3%
Other Securities		14,397
Information Technology 0.1%
Other Securities		2,778
Total Preferred Stocks (cost $7,965)		17,175
SHORT TERM INVESTMENTS 7.5%
Investment Companies 6.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	3,900	3,900
T. Rowe Price Government Reserve Fund, 0.98% (c) (d)	314,181	314,181
		318,081
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	45,260	45,260
Total Short Term Investments (cost $363,341)		363,341
Total Investments 100.7% (cost $3,747,404)		4,848,307
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.7)%		(35,289)
Total Net Assets 100.0%		$4,813,019

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Centennial Resource Development Inc.	06/09/17	$2,451	$2,540	0.1%
Dropbox Inc. - Series C	04/22/14	483	206	—
Dropbox Inc. - Series A-1	05/02/12	2,379	2,143	—
Dropbox Inc. - Series A	05/02/12	476	429	—
Dropbox Inc.	05/02/12	383	345	—
Flipkart Ltd.	04/22/14	245	940	—
SurveyMonkey Inc.	04/22/14	679	265	—
WeWork Co. - Series D-1	12/10/14	2,591	8,062	0.2
WeWork Co. - Series D-2	12/10/14	2,036	6,335	0.1
WeWork Co.	12/10/14	1,343	4,626	0.1
		$13,066	$25,891	0.5%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
CAD/USD	CIB	07/05/17	CAD	390	$301	$1
					$301	$1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Short-Term Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.2%
Ally Master Owner Trust
Series 2015-A-3, 1.63%, 05/15/18	8,755	$8,756
Series 2017-A1-3, 1.57%, 06/15/20 (a)	815	815
Series 2017-A-2, 1.55%, 06/15/21 (a)	1,085	1,085
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (b)	6,933	6,936
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (b)	924	922
Series 2017-A2-1A, 1.87%, 07/10/19 (b)	915	915
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	920	920
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (b)	279	279
Bank of America Corp.
Series 2007-AM-4, REMIC, 6.16%, 08/10/17 (a)	52	53
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	1,026	1,025
Series 2016-A3-A, 1.48%, 12/15/19	5,400	5,383
Series 2016-A3-C, 1.44%, 06/15/20	1,650	1,638
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	3,420	3,421
Enterprise Fleet Financing LLC
Series 2014-A2-2, 1.05%, 08/21/17 (b)	702	702
Series 2015-A2-1, 1.30%, 11/20/17 (b)	973	972
Series 2015-A2-2, 1.59%, 04/20/18 (b)	1,980	1,980
Series 2016-A2-1, 1.83%, 11/20/18 (b)	6,187	6,187
Fannie Mae Connecticut Avenue Securities
Series 2016-2M1-C01, 3.32%, 08/25/28 (a)	2,919	2,951
Series 2016-1M1-C02, 3.37%, 09/25/28 (a)	902	914
Series 2016-2M1-C07, 2.52%, 04/25/29 (a)	716	721
Series 2017-1M1-C01, 2.52%, 07/25/29 (a)	1,612	1,629
Series 2017-2M1-C02, 2.37%, 09/25/29 (a)	3,240	3,267
Series 2017-2M1-C04, 2.07%, 11/25/29 (a)	2,628	2,639
Series 2017-1M1-C03, REMIC, 2.17%, 10/25/29 (a)	3,979	3,999
Ford Credit Auto Lease Trust
Series 2015-A4-A, 1.31%, 08/15/18	1,314	1,314
Series 2017-A4-A, 2.02%, 07/15/19	915	916
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-4, 1.40%, 08/15/17	3,595	3,595
Series 2015-A1-1, 1.42%, 01/15/18	3,075	3,074
Series 2016-A1-3, 1.55%, 07/15/19	3,160	3,144
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,162
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2015-M2-DNA3, REMIC, 4.07%, 04/25/28 (a)	1,270	1,314
GE Dealer Floorplan Master Note Trust
Series 2014-A-1, 1.59%, 07/20/17 (a)	5,835	5,835
Series 2014-A-2, 1.66%, 10/20/17 (a)	3,615	3,618
GM Financial Automobile Leasing Trust
Series 2015-A3-3, 1.69%, 03/20/19	6,880	6,885
Series 2016-A3-1, 1.64%, 06/20/19	4,745	4,746
Series 2015-D-1, 3.01%, 03/20/20	815	819
Series 2017-A4-1, 2.26%, 08/20/20	440	441
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A3-1, 1.73%, 12/20/18 (b)	5,360	5,357
Series 2017-A2-1, 1.72%, 04/22/19 (b)	195	195
Series 2017-A3-1, 2.06%, 06/22/20 (b)	180	180
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 10/10/49	494	488
Series 2013-A1-GC13, REMIC, 1.21%, 04/10/18	103	103
Series 2014-A1-GC22, REMIC, 1.29%, 05/10/19	750	746
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	1,524	1,519
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	1,747	1,739
Series 2014-A1-GC24, REMIC, 1.51%, 09/10/47	1,370	1,369
John Deere Owner Trust
Series 2015-A3-A, 1.32%, 05/15/18	801	801
Series 2016-A3-B, 1.25%, 07/15/19	1,400	1,394
Series 2016-A3-A, 1.36%, 04/15/20	5,305	5,293
Mercedes-Benz Auto Lease Trust
Series 2016-A3-A, 1.52%, 04/16/18	4,340	4,341
Morgan Stanley Capital I Trust
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	1,936	1,934
	Shares/Par†	Value
SMART Trust
Series 2015-A3A-3US, 1.66%, 08/14/18	8,174	8,156
Series 2016-A2A-2US, 1.45%, 08/14/19	4,342	4,323
Synchrony Credit Card Master Note Trust
Series 2014-A-1, 1.61%, 11/15/17	5,310	5,313
Series 2013-B-1, 1.69%, 03/15/18	3,550	3,545
Other Securities		326,382
Total Non-U.S. Government Agency Asset-Backed Securities (cost $468,382)		468,150
CORPORATE BONDS AND NOTES 50.2%
Consumer Discretionary 3.6%
Interpublic Group of Cos. Inc.
2.25%, 11/15/17	6,160	6,169
Other Securities		52,370
		58,539
Consumer Staples 0.8%
Danone SA
1.69%, 10/30/19 (b)	6,780	6,710
Other Securities		6,280
		12,990
Energy 4.7%
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,480
3.13%, 01/20/20 (c)	5,900	5,951
Exxon Mobil Corp.
1.59%, 03/06/22 (a) (c)	8,240	8,249
Murphy Oil Corp.
3.50%, 12/01/17 (d)	10,030	10,055
Plains All American Pipeline LP
6.50%, 05/01/18	5,285	5,472
Other Securities		41,037
		75,244
Financials 22.3%
American Express Co.
1.76%, 05/22/18 (a)	7,075	7,103
American Express Credit Corp.
2.20%, 03/03/20	2,425	2,438
Bank of America Corp.
2.00% - 5.65%, 01/11/18 - 05/01/18	3,875	3,922
2.63% - 5.63%, 07/01/20 - 04/19/21	3,620	3,745
2.50%, 10/21/22	1,760	1,736
2.32%, 01/20/23 (a)	4,025	4,074
Bank of America NA
1.75%, 06/05/18	3,635	3,641
Citigroup Inc.
1.55%, 08/14/17	6,735	6,736
1.70% - 2.05%, 11/24/17 - 06/07/19	8,165	8,164
1.95%, 01/10/20 (a)	4,145	4,170
2.90%, 12/08/21	4,145	4,187
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,978
Daimler Finance North America LLC
2.03%, 08/01/18 (a) (b)	3,745	3,768
1.75%, 10/30/19 (b)	5,620	5,575
Ford Motor Credit Co. LLC
1.68%, 09/08/17	8,645	8,647
2.02% - 2.55%, 01/16/18 - 05/03/19	6,575	6,604
Goldman Sachs Group Inc.
6.15%, 04/01/18	9,175	9,467
2.30%, 12/13/19	2,225	2,229
2.75%, 09/15/20	1,090	1,103
2.28%, 04/26/22 (a)	3,030	3,055
Huntington National Bank
2.20%, 11/06/18	6,010	6,032
Imperial Tobacco Finance Plc
2.05%, 02/11/18 (b)	7,605	7,613
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	6,485	6,531
6.88%, 04/25/18	5,020	5,222
Morgan Stanley
6.63%, 04/01/18	960	994
2.44%, 04/25/18 (a)	5,755	5,805
2.00%, 01/24/19 (a)	10,550	10,635

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
National Bank of Canada
1.45%, 11/07/17	8,005	7,998
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	7,395	7,360
Sumitomo Mitsui Trust Bank Ltd.
1.80%, 03/28/18 (b)	6,520	6,518
Swedbank AB
1.75%, 03/12/18 (b)	9,235	9,244
Other Securities		186,657
		357,951
Health Care 4.1%
Abbott Laboratories
2.35%, 11/22/19	6,940	6,994
2.90%, 11/30/21	2,995	3,023
AbbVie Inc.
1.80%, 05/14/18	5,505	5,512
2.30%, 05/14/21	2,675	2,664
Other Securities		46,843
		65,036
Industrials 4.0%
Anstock II Ltd.
2.13%, 07/24/17	5,460	5,460
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (b)	9,175	9,171
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,806
Other Securities		40,923
		64,360
Information Technology 3.3%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,223
Keysight Technologies Inc.
3.30%, 10/30/19	7,555	7,688
Other Securities		38,251
		52,162
Materials 1.2%
Goldcorp Inc.
2.13%, 03/15/18	5,135	5,141
Sherwin-Williams Co.
2.25%, 05/15/20	8,035	8,045
Other Securities		6,556
		19,742
Real Estate 1.9%
ARC Properties Operating Partnership LP
3.00%, 02/06/19	6,931	6,997
Bestgain Real Estate Ltd.
2.63%, 03/13/18	6,510	6,510
Other Securities		16,791
		30,298
Telecommunication Services 0.9%
AT&T Inc.
2.30%, 03/11/19	2,060	2,072
2.45%, 06/30/20	2,340	2,349
Bellsouth Corp.
4.29%, 04/26/21 (b)	8,515	8,670
Other Securities		1,940
		15,031
Utilities 3.4%
State Grid Overseas Investment Ltd.
2.25%, 05/04/20 (b) (c)	5,995	5,978
Zhejiang Energy Group Hong Kong Ltd.
2.30%, 09/30/17	11,130	11,130
Other Securities		37,824
		54,932
Total Corporate Bonds And Notes (cost $803,309)		806,285
GOVERNMENT AND AGENCY OBLIGATIONS 18.2%
Collateralized Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corp.
Series 2014-M1-HQ2, 2.67%, 09/25/24 (a)	369	370
Series 2015-M1-HQ2, 2.32%, 05/27/25 (a)	220	220
Series 2015-M1-DNA1, 2.12%, 10/25/27 (a)	768	769
	Shares/Par†	Value
Series 2016-M1-HQA1, 2.97%, 09/25/28 (a)	315	317
Series 2017-M1-HQA2, 1.96%, 12/25/29 (a)	985	987
Series 2016-M1-DNA1, REMIC, 2.67%, 07/25/28 (a)	1,769	1,776
Series 2017-M1-DNA2, REMIC, 2.42%, 10/25/29 (a)	4,014	4,069
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	160	163
Series 2016-FA-85, REMIC, 1.72%, 11/25/46 (a)	3,277	3,299
Series 2016-FA-83, REMIC, 1.72%, 11/25/46 (a)	1,847	1,859
Series 2016-FG-85, REMIC, 1.72%, 11/25/46 (a)	3,408	3,431
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA1, REMIC, 2.42%, 03/25/21 (a)	1,368	1,385
Series 2017-M1-HQA1, REMIC, 2.42%, 08/25/29 (a)	2,320	2,341
		20,986
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corp.
Series A2-K502, REMIC, 1.43%, 08/25/17	548	548
Series A1-K712, REMIC, 1.37%, 05/25/19	140	140
Series A1-K715, REMIC, 2.06%, 03/25/20	3,786	3,800
		4,488
Mortgage-Backed Securities 6.5%
Federal Home Loan Mortgage Corp.
4.50% - 5.50%, 10/01/17 - 05/01/20	215	219
4.00% - 5.50%, 07/01/20 - 05/01/26	1,252	1,320
6.00%, 12/01/28 - 01/01/38	1,218	1,379
2.62% - 3.52%, 09/01/33 - 03/01/36 (a)	1,452	1,533
Federal National Mortgage Association
4.50% - 5.50%, 03/01/18 - 12/01/19	383	390
4.50%, 08/01/24	2,045	2,170
4.50%, 11/01/24	858	908
3.50% - 5.50%, 12/01/20 - 02/01/27	10,983	11,533
3.50%, 12/01/25	1,614	1,680
3.50%, 01/01/26	985	1,026
4.00%, 04/01/26	1,014	1,065
4.50%, 04/01/26	1,648	1,748
3.50%, 11/01/26	1,711	1,781
4.00%, 12/01/26	1,180	1,240
3.50%, 07/01/28	2,245	2,338
3.00%, 11/01/29	2,333	2,404
3.00%, 02/01/30	1,989	2,050
3.00%, 03/01/30	2,790	2,875
3.00%, 04/01/30	3,667	3,778
3.00%, 07/01/30	2,326	2,396
3.00%, 07/01/30	2,143	2,207
3.00%, 09/01/30	2,262	2,330
5.00%, 10/01/33	2,554	2,798
2.62% - 3.74%, 03/01/33 - 03/01/36 (a)	4,838	5,089
6.00%, 03/01/34	810	916
5.50%, 11/01/35	1,256	1,399
5.50%, 01/01/37	848	944
3.00% - 6.50%, 03/01/30 - 12/01/45	10,957	12,031
5.00%, 05/01/38	1,574	1,726
5.50%, 09/01/38	1,155	1,285
5.50%, 06/01/39	1,118	1,244
4.50%, 09/01/39	1,714	1,850
5.50%, 12/01/39	1,100	1,218
4.00%, 08/01/43	2,988	3,152
4.50%, 06/01/44	5,289	5,705
3.50%, 01/01/46	1,135	1,166
3.50%, 08/01/46	5,047	5,189
3.50%, 10/01/46	2,210	2,271
Government National Mortgage Association
7.00%, 12/15/17	1	1
5.50%, 07/15/20	30	31
5.00%, 12/20/34 - 02/20/40	559	611
6.00%, 07/15/36	1,380	1,601
4.50%, 09/20/40	936	1,005
3.50%, 03/20/43	3,071	3,188
3.50%, 04/20/43	1,026	1,067
		103,857

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Municipal 0.2%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,671
U.S. Government Agency Obligations 6.2%
Federal Home Loan Bank
1.38%, 05/28/19 (e)	15,000	14,987
Federal Home Loan Mortgage Corp.
1.25%, 08/01/19 (e)	16,250	16,176
Federal National Mortgage Association
1.00%, 08/28/19 (e)	54,750	54,249
1.50%, 02/28/20 (e)	15,000	14,966
		100,378
U.S. Treasury Securities 3.7%
U.S. Treasury Note
1.00%, 11/15/19 (f)	45,710	45,224
1.38%, 05/31/21	14,180	13,983
		59,207
Total Government And Agency Obligations (cost $292,346)		292,587
SHORT TERM INVESTMENTS 2.7%
Certificates of Deposit 0.3%
Credit Suisse AG, 2.03%, 09/12/17 (a)	4,045	4,051
Commercial Paper 2.0%
Anheuser-Busch InBev SA, 1.50%, 10/10/17 (b)	1,530	1,524
Anheuser-Busch InBev Worldwide Inc., 1.45%, 09/05/17 (b)	2,425	2,419
AXA Financial Inc., 1.55%, 07/24/17 (b)	7,920	7,912
Ford Motor Credit Co. LLC, 1.75%, 09/01/17 (b)	8,120	8,102
Manhattan Asset Funding Co. LLC, 1.52%, 09/06/17 (b)	8,050	8,032
	Shares/Par†	Value
VW Credit Inc., 1.75%, 09/18/17 (b)	4,210	4,196
		32,185
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (g) (h)	5,187	5,187
T. Rowe Price Government Reserve Fund, 0.98% (g) (h)	1	1
		5,188
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (h)	2,438	2,438
Total Short Term Investments (cost $43,842)		43,862
Total Investments 100.3% (cost $1,607,879)		1,610,884
Other Derivative Instruments (0.0)%		(83)
Other Assets and Liabilities, Net (0.3)%		(5,317)
Total Net Assets 100.0%		$1,605,484

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $404,184 and 25.2%, respectively.

(c) All or portion of the security was on loan.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 10-Year	(224)	September 2017	(28,201)	$63	$82
U.S. Treasury Note, 2-Year	1,559	September 2017	337,185	(146)	(271)
				$(83)	$(189)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Value Fund *
COMMON STOCKS 98.2%
Consumer Discretionary 4.8%
Twenty-First Century Fox Inc. - Class B	2,041	$56,874
Other Securities		167,004
		223,878
Consumer Staples 11.0%
Philip Morris International Inc.	1,398	164,172
Tyson Foods Inc. - Class A	2,676	167,629
Wal-Mart Stores Inc.	500	37,817
Other Securities		146,520
		516,138
Energy 6.4%
EOG Resources Inc.	770	69,670
Occidental Petroleum Corp.	640	38,299
Total SA - ADR	1,022	50,698
TransCanada Corp.	1,340	63,874
Other Securities		78,819
		301,360
Financials 25.9%
American International Group Inc.	687	42,971
Bank of New York Mellon Corp.	1,238	63,151
Chubb Ltd.	346	50,353
Citigroup Inc.	1,506	100,716
JPMorgan Chase & Co.	2,555	233,537
Marsh & McLennan Cos. Inc.	561	43,758
MetLife Inc.	1,070	58,809
Morgan Stanley	2,334	103,990
PNC Financial Services Group Inc.	354	44,164
State Street Corp.	663	59,536
U.S. Bancorp	1,056	54,807
Wells Fargo & Co.	1,864	103,276
XL Group Ltd.	1,509	66,109
Other Securities		191,819
		1,216,996
Health Care 17.5%
Abbott Laboratories	779	37,856
Aetna Inc.	581	88,177
Agilent Technologies Inc.	810	48,059
Anthem Inc.	321	60,320
Becton Dickinson & Co.	258	50,310
HCA Healthcare Inc. (a)	525	45,814
Hologic Inc. (a)	844	38,323
Johnson & Johnson	543	71,781
Medtronic Plc	1,040	92,267
Merck & Co. Inc.	1,651	105,838
Pfizer Inc.	1,614	54,201
Other Securities		129,050
		821,996
Industrials 9.3%
American Airlines Group Inc.	970	48,830
Boeing Co.	325	64,327
Honeywell International Inc.	388	51,690
Johnson Controls International Plc	1,638	71,004
Rockwell Collins Inc.	387	40,644
Roper Industries Inc.	165	38,242
Other Securities		120,847
		435,584
Information Technology 10.6%
Broadcom Ltd.	289	67,317
Cisco Systems Inc.	1,556	48,690
Microsoft Corp.	2,472	170,388
QUALCOMM Inc.	998	55,110
Other Securities		157,518
		499,023
Materials 3.7%
Ball Corp.	1,210	51,080
EI du Pont de Nemours & Co.	603	48,708
International Paper Co.	845	47,853
Other Securities		28,567
		176,208
	Shares/Par†	Value
Real Estate 0.5%
Other Securities		23,101
Utilities 8.5%
American Electric Power Co. Inc.	855	59,421
Exelon Corp.	1,751	63,178
NextEra Energy Inc.	317	44,432
PG&E Corp.	1,405	93,266
Other Securities		137,164
		397,461
Total Common Stocks (cost $4,069,828)		4,611,745
PREFERRED STOCKS 0.6%
Health Care 0.2%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (b)	188	10,313
Utilities 0.4%
NextEra Energy Inc., 6.12%, 09/01/19	345	18,621
Total Preferred Stocks (cost $26,493)		28,934
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	5,317	5,317
T. Rowe Price Government Reserve Fund, 0.98% (c) (d)	44,768	44,768
Total Short Term Investments (cost $50,085)		50,085
Total Investments 99.9% (cost $4,146,406)		4,690,764
Other Assets and Liabilities, Net 0.1%		5,943
Total Net Assets 100.0%		$4,696,707

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 64.2%
Consumer Discretionary 15.0%
CBS Corp. - Class B (a)	145	$9,216
DISH Network Corp. - Class A (a) (b)	138	8,686
General Motors Co. (a) (c)	151	5,285
ILG Inc. (a)	120	3,305
Jarden Corp. (b) (d) (e) (f)	186	11,032
Lennar Corp. - Class B	1	27
Liberty SiriusXM Group - Class A (b) (c)	108	4,530
News Corp. - Class A	90	1,237
Time Warner Inc.	71	7,162
		50,480
Consumer Staples 2.9%
Pinnacle Foods Inc. (a)	25	1,509
Reynolds American Inc.	16	1,041
Rite Aid Corp. (a) (b)	2,496	7,362
		9,912
Energy 7.5%
Alon USA Energy Inc.	50	663
Baker Hughes Inc. (a)	140	7,649
Columbia Pipeline Group Inc. (b) (d) (e) (f)	134	3,417
Marathon Petroleum Corp. (a) (c)	112	5,882
Rice Energy Inc. (b) (c)	136	3,622
Showa Shell Sekiyu KK	33	308
Veresen Inc.	36	514
VTTI Energy Partners LP	170	3,333
		25,388
Financials 5.9%
American International Group Inc. (a) (c)	160	9,972
Bison Capital Acquisition Corp. (b)	107	1,088
Forum Merger Corp. (b)	361	3,679
Harmony Merger Corp. (b)	250	2,583
Modern Media Acquisition Corp. (b)	241	2,471
		19,793
Health Care 0.0%
Mersana Therapeutics Inc. (b)	—	1
Industrials 8.8%
Chicago Bridge & Iron Co. NV (a)	490	9,672
CSX Corp. (a)	63	3,421
DigitalGlobe Inc. (b)	31	1,016
General Electric Co. (a) (c)	445	12,027
Hertz Global Holdings Inc. (b)	17	198
Johnson Controls International Plc	78	3,386
		29,720
Information Technology 5.7%
Hewlett Packard Enterprise Co. (c)	1,053	17,468
MoneyGram International Inc. (b)	105	1,815
		19,283
Materials 11.1%
Ashland Global Holdings Inc. (a)	172	11,323
Dow Chemical Co. (a)	—	27
EI du Pont de Nemours & Co. (a) (c)	175	14,101
Huntsman Corp. (a)	69	1,793
Monsanto Co. (a)	58	6,853
Valvoline Inc.	130	3,075
		37,172
Real Estate 2.4%
Care Capital Properties Inc.	1	27
Colony NorthStar Inc. - Class A (c)	377	5,318
FelCor Lodging Trust Inc.	293	2,115
Starwood Property Trust Inc.	20	448
		7,908
Telecommunication Services 4.9%
Level 3 Communications Inc. (b) (c)	277	16,452
Total Common Stocks (cost $214,511)		216,109
PREFERRED STOCKS 1.3%
Real Estate 1.3%
Colony NorthStar Inc. - Series E, 8.75%, (callable at 25 beginning 05/15/19) (g)	63	1,709
	Shares/Par†	Value
Colony NorthStar Inc. - Series B, 8.25%, (callable at 25 beginning 08/10/17) (g)	97	2,481
Total Preferred Stocks (cost $4,066)		4,190
RIGHTS 0.1%
Nexstar Broadcasting Inc. (b) (d)	134	261
Pacific Special Acquisition Corp. (b)	69	41
Total Rights (cost $56)		302
WARRANTS 0.0%
Pacific Special Acquisition Corp. (b)	69	36
Total Warrants (cost $6)		36
INVESTMENT COMPANIES 6.0%
Altaba Inc. (b) (c)	268	14,579
BlackRock Debt Strategies Fund Inc.	235	2,716
Western Asset High Income Opportunity Fund Inc. (c)	568	2,878
Total Investment Companies (cost $19,790)		20,173
CORPORATE BONDS AND NOTES 12.9%
Consumer Discretionary 5.0%
Caesars Entertainment Operating Co. Inc.
0.00%, 02/11/16 (b) (h)	2,944	4,122
Caesars Growth Properties Holdings LLC
9.38%, 05/01/22	8,518	9,263
Sinclair Television Group Inc.
6.13%, 10/01/22	2,996	3,118
Tribune Media Co.
5.88%, 07/15/22	243	255
		16,758
Consumer Staples 0.8%
Rite Aid Corp.
6.75%, 06/15/21	2,329	2,398
6.13%, 04/01/23 (i)	378	371
		2,769
Energy 1.0%
Rice Energy Inc.
6.25%, 05/01/22	3,170	3,313
Health Care 0.6%
Alere Inc.
6.50%, 06/15/20	1,956	1,990
Industrials 2.9%
West Corp.
5.38%, 07/15/22 (i)	9,748	9,839
Telecommunication Services 1.0%
Fairpoint Communications Inc.
8.75%, 08/15/19 (i)	3,221	3,310
Utilities 1.6%
Energy Future Intermediate Holding Co. LLC
0.00%, 10/01/21 (b) (h) (i)	213	291
TerraForm Global Operating LLC
9.75%, 08/15/22 (i) (j)	4,485	5,023
		5,314
Total Corporate Bonds And Notes (cost $41,385)		43,293
VARIABLE RATE SENIOR LOAN INTERESTS 1.1% (k)
Consumer Discretionary 1.1%
Bass Pro Group LLC
Term Loan B, 6.30%, 11/15/23 - 04/01/24	3,945	3,829
Total Variable Rate Senior Loan Interests (cost $3,921)		3,829
OTHER EQUITY INTERESTS 0.1%
Winthrop Realty Trust Escrow (b) (d) (f) (l) (m)	51	397
Total Other Equity Interests (cost $635)		397

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Shares/Par†	Value
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.88% (n) (o)	6,469	6,469
Total Short Term Investments (cost $6,469)	6,469
Total Investments 87.6% (cost $290,839)	294,798
Total Securities Sold Short (7.2)% (proceeds $21,728)	(24,339)
Total Purchased Options 0.7% (cost $3,146)	2,346
Other Derivative Instruments (3.0)%	(10,027)
Other Assets and Liabilities, Net 21.9%	73,670
Total Net Assets 100.0%	$336,448

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Shares subject to merger appraisal rights.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Perpetual security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.3% of the Fund’s net assets.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $18,834 and 5.6%, respectively.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(k) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (7.2%)
COMMON STOCKS (7.2%)
Consumer Discretionary (1.2%)
Lennar Corp. - Class A	—	$(25)
News Corp. - Class B	(90)	(1,277)
Sirius XM Holdings Inc.	(509)	(2,784)
		(4,086)
Consumer Staples (0.4%)
British American Tobacco Plc - ADR	(20)	(1,347)
Energy (2.5%)
Delek US Holdings Inc.	(25)	(662)
EQT Corp.	(50)	(2,949)
Idemitsu Kosan Co. Ltd.	(16)	(470)
Oneok Inc.	(74)	(3,859)
	Shares/Par†	Value
Pembina Pipeline Corp.	(11)	(382)
		(8,322)
Industrials (0.1%)
MacDonald Dettwiler & Associates Ltd.	(10)	(498)
Information Technology (1.7%)
Alibaba Group Holding Ltd. - ADS	(16)	(2,254)
VMware Inc. - Class A	(39)	(3,444)
		(5,698)
Real Estate (0.6%)
RLJ Lodging Trust	(106)	(2,110)
Sabra Healthcare REIT Inc.	(1)	(27)
		(2,137)
Telecommunication Services (0.7%)
AT&T Inc.	(60)	(2,251)
Total Common Stocks (proceeds $21,728)		(24,339)
Total Securities Sold Short (7.2%) (proceeds $21,728)		$(24,339)

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Winthrop Realty Trust Escrow	08/08/15	$635	$397	0.1%
		$635	$397	0.1%

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
American International Group Inc.	Put	57.50	08/18/17	274	$10
American International Group Inc.	Put	57.50	08/18/17	96	3
American International Group Inc.	Put	55.00	08/18/17	416	7
American International Group Inc.	Put	55.00	08/18/17	832	14
American International Group Inc.	Put	55.00	08/18/17	416	7
Ashland Global Holdings Inc. ‡	Put	100.00	07/21/17	76	—
Ashland Global Holdings Inc. ‡	Put	100.00	07/21/17	144	1
Ashland Global Holdings Inc. ‡	Put	105.00	07/21/17	100	1
Ashland Global Holdings Inc. ‡	Put	110.00	07/21/17	99	1
Ashland Global Holdings Inc. ‡	Put	105.00	07/21/17	41	—
Ashland Global Holdings Inc.	Put	55.00	10/20/17	236	14
Ashland Global Holdings Inc.	Put	55.00	10/20/17	564	32
Ashland Global Holdings Inc.	Put	55.00	10/20/17	48	3
Ashland Global Holdings Inc.	Put	55.00	10/20/17	92	5
Ashland Global Holdings Inc.	Put	55.00	10/20/17	183	11
AT&T Inc.	Put	37.00	10/20/17	137	19
AT&T Inc.	Put	37.00	10/20/17	136	19
AT&T Inc.	Put	37.00	10/20/17	48	7
AT&T Inc.	Put	37.00	10/20/17	36	5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
AT&T Inc.	Put	37.00	10/20/17	92	13
AT&T Inc.	Put	37.00	10/20/17	73	10
AT&T Inc.	Put	37.00	10/20/17	65	9
AT&T Inc.	Put	37.00	10/20/17	113	16
AT&T Inc.	Put	37.00	10/20/17	82	11
AT&T Inc.	Put	37.00	10/20/17	18	2
AT&T Inc.	Put	37.00	10/20/17	56	8
AT&T Inc.	Put	37.00	10/20/17	46	6
AT&T Inc.	Put	37.00	10/20/17	83	11
AT&T Inc.	Put	37.00	10/20/17	38	5
AT&T Inc.	Put	37.00	10/20/17	57	8
AT&T Inc.	Put	37.00	10/20/17	36	5
AT&T Inc.	Put	37.00	10/20/17	67	9
AT&T Inc.	Put	37.00	10/20/17	162	22
Baker Hughes Inc.	Put	52.50	07/21/17	1,048	51
Baker Hughes Inc.	Put	52.50	07/21/17	293	14
Baker Hughes Inc.	Put	45.00	08/18/17	31	—
Baker Hughes Inc.	Put	45.00	08/18/17	31	—
CBS Corp.	Put	55.00	08/18/17	270	7
CBS Corp.	Put	57.50	08/18/17	100	5
CBS Corp.	Put	57.50	08/18/17	480	24
Chicago Bridge & Iron Co. NV	Put	15.00	08/18/17	3,267	163
Chicago Bridge & Iron Co. NV	Put	15.00	08/18/17	1,635	82
CSX Corp.	Put	45.00	07/21/17	199	2
CSX Corp.	Put	50.00	07/21/17	627	21
Delphi Automotive Plc	Put	75.00	08/18/17	196	7
Delphi Automotive Plc	Put	75.00	08/18/17	198	7
Delphi Automotive Plc	Put	75.00	08/18/17	392	15
Delphi Automotive Plc	Put	75.00	08/18/17	392	15
Delphi Automotive Plc	Put	75.00	08/18/17	80	3
Delphi Automotive Plc	Put	75.00	08/18/17	97	4
DISH Network Corp.	Put	57.50	07/21/17	130	3
DISH Network Corp.	Put	57.50	07/21/17	398	10
DISH Network Corp.	Put	57.50	09/15/17	768	129
Dow Chemical Co.	Put	52.50	09/15/17	346	10
Dow Chemical Co.	Put	52.50	09/15/17	174	5
EI du Pont de Nemours & Co.	Put	72.50	07/21/17	121	1
EI du Pont de Nemours & Co.	Put	72.50	07/21/17	107	1
EI du Pont de Nemours & Co.	Put	72.50	07/21/17	128	1
EI du Pont de Nemours & Co.	Put	72.50	07/21/17	209	2
EI du Pont de Nemours & Co.	Put	72.50	07/21/17	59	1
General Electric Co.	Put	26.00	07/21/17	963	13
General Electric Co.	Put	26.00	07/21/17	74	1
General Electric Co.	Put	26.00	09/15/17	1,307	61
Hertz Global Holdings Inc.	Put	17.50	07/21/17	549	332
Hewlett Packard Enterprise Co.	Put	17.00	08/18/17	534	38
Hewlett Packard Enterprise Co.	Put	17.00	08/18/17	533	38
Hewlett Packard Enterprise Co.	Put	17.00	08/18/17	6,389	454
Hewlett Packard Enterprise Co.	Put	15.00	08/18/17	391	4
Hewlett Packard Enterprise Co.	Put	15.00	08/18/17	131	1
Hewlett Packard Enterprise Co.	Put	16.00	08/18/17	902	23
Huntsman Corp.	Put	17.00	08/18/17	694	2
Huntsman Corp.	Put	20.00	08/18/17	347	2
Huntsman Corp.	Put	18.00	08/18/17	1,184	4
Huntsman Corp.	Put	19.00	08/18/17	1,117	6
Huntsman Corp.	Put	19.00	08/18/17	641	3
Huntsman Corp.	Put	22.00	08/18/17	694	10
Huntsman Corp.	Put	20.00	08/18/17	634	3
Huntsman Corp.	Put	20.00	08/18/17	282	1
ILG Inc.	Put	24.00	08/18/17	1,081	30
Johnson Controls International Plc	Put	38.00	08/18/17	781	12
Magna International Inc.	Put	40.00	07/21/17	378	1
Magna International Inc.	Put	40.00	07/21/17	375	1
Magna International Inc.	Put	40.00	07/21/17	750	2
Marathon Petroleum Corp.	Put	47.50	07/21/17	161	2
Marathon Petroleum Corp.	Put	42.50	07/21/17	136	—
Marathon Petroleum Corp.	Put	47.50	07/21/17	997	10
Marathon Petroleum Corp.	Put	45.00	07/21/17	329	1
Marathon Petroleum Corp.	Put	45.00	07/21/17	332	1
Marathon Petroleum Corp.	Put	47.50	07/21/17	637	6
Marathon Petroleum Corp.	Put	47.50	07/21/17	640	6
Marathon Petroleum Corp.	Put	47.50	08/18/17	127	7

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	10	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	5	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	2	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	7	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	1	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	3	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	9	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	5	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	2	—
Mead Johnson Nutrition Co.	Call	90.00	07/21/17	19	—
MetLife Inc.	Put	45.00	07/21/17	332	1
MetLife Inc.	Put	50.00	08/18/17	62	3
MetLife Inc.	Put	47.50	09/15/17	2,438	90
MGM Resorts International	Put	27.00	07/21/17	264	4
MGM Resorts International	Put	27.00	07/21/17	274	4
Pinnacle Foods Inc.	Put	57.50	07/21/17	254	18
Sealed Air Corp.	Put	38.00	07/21/17	247	—
Sealed Air Corp.	Put	38.00	07/21/17	2,301	1
Sealed Air Corp.	Put	38.00	07/21/17	389	—
SPDR S&P 500 ETF Trust	Call	248.00	08/18/17	79	5
SPDR S&P 500 ETF Trust	Call	248.00	08/18/17	160	11
SPDR S&P 500 ETF Trust	Call	248.00	08/18/17	149	10
SPDR S&P 500 ETF Trust	Put	239.50	07/21/17	250	31
SPDR S&P 500 ETF Trust	Put	242.00	07/21/17	639	128
SPDR S&P 500 ETF Trust	Put	242.00	07/21/17	106	21
VanEck Vectors Semiconductor ETF	Put	86.00	08/18/17	117	60
VanEck Vectors Semiconductor ETF	Put	86.00	08/18/17	3	2
Wyndham Worldwide Corp.	Put	87.50	07/21/17	696	5
					$2,346

‡ The reference entity of this option was subject to a spin off transaction. The purchaser of this option has the right to jointly purchase 274 shares of Valvoline Inc. for every 100 shares of Ashland Global Holdings Inc. from the seller (writer) of the option.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
American International Group Inc.	Call	62.50	07/21/17	53	$(5)
American International Group Inc.	Call	62.50	07/21/17	162	(14)
American International Group Inc.	Call	62.50	08/18/17	463	(80)
American International Group Inc.	Call	65.00	08/18/17	266	(18)
American International Group Inc.	Call	65.00	08/18/17	107	(7)
American International Group Inc.	Call	62.50	08/18/17	924	(159)
American International Group Inc.	Call	62.50	08/18/17	462	(79)
American International Group Inc.	Put	65.00	07/21/17	274	(68)
Ashland Global Holdings Inc. ‡	Call	125.00	07/21/17	111	(73)
Ashland Global Holdings Inc. ‡	Call	125.00	07/21/17	99	(65)
Ashland Global Holdings Inc. ‡	Call	125.00	07/21/17	41	(27)
Ashland Global Holdings Inc. ‡	Call	130.00	07/21/17	76	(25)
Ashland Global Holdings Inc. ‡	Call	130.00	07/21/17	144	(48)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	262	(102)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	627	(245)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	53	(21)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	102	(40)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	203	(79)
AT&T Inc.	Call	41.00	10/20/17	248	(4)
AT&T Inc.	Call	41.00	10/20/17	238	(4)
AT&T Inc.	Call	41.00	10/20/17	96	(2)
AT&T Inc.	Call	41.00	10/20/17	249	(4)
AT&T Inc.	Call	41.00	10/20/17	295	(5)
AT&T Inc.	Call	41.00	10/20/17	190	(3)
AT&T Inc.	Call	41.00	10/20/17	169	(3)
AT&T Inc.	Call	41.00	10/20/17	95	(2)
AT&T Inc.	Call	41.00	10/20/17	152	(3)
AT&T Inc.	Call	41.00	10/20/17	93	(2)
AT&T Inc.	Call	41.00	10/20/17	49	(1)
AT&T Inc.	Call	41.00	10/20/17	121	(2)
AT&T Inc.	Call	41.00	10/20/17	140	(2)
AT&T Inc.	Call	41.00	10/20/17	97	(2)
AT&T Inc.	Call	41.00	10/20/17	148	(2)
AT&T Inc.	Call	41.00	10/20/17	94	(2)
AT&T Inc.	Call	41.00	10/20/17	121	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
AT&T Inc.	Call	41.00	10/20/17	292	(5)
Baker Hughes Inc.	Call	60.00	07/21/17	293	(4)
Baker Hughes Inc.	Call	60.00	07/21/17	1,048	(16)
Baker Hughes Inc.	Call	52.50	08/18/17	31	(10)
Baker Hughes Inc.	Call	52.50	08/18/17	31	(10)
CBS Corp.	Call	62.50	08/18/17	534	(164)
CBS Corp.	Call	65.00	08/18/17	177	(32)
CBS Corp.	Call	62.50	08/18/17	111	(34)
CBS Corp.	Call	60.00	08/18/17	270	(130)
CBS Corp.	Call	65.00	08/18/17	353	(64)
CenturyLink Inc.	Call	23.00	07/21/17	54	(7)
CenturyLink Inc.	Call	24.00	07/21/17	81	(4)
CenturyLink Inc.	Call	24.00	07/21/17	53	(3)
CenturyLink Inc.	Call	24.00	07/21/17	311	(17)
CenturyLink Inc.	Call	24.00	07/21/17	129	(7)
CenturyLink Inc.	Call	24.00	07/21/17	332	(18)
CenturyLink Inc.	Call	24.00	07/21/17	209	(11)
Chicago Bridge & Iron Co. NV	Call	17.50	08/18/17	3,267	(1,127)
Chicago Bridge & Iron Co. NV	Call	17.50	08/18/17	1,635	(564)
CSX Corp.	Call	52.50	07/21/17	627	(186)
CSX Corp.	Put	49.00	07/21/17	199	(5)
Delphi Automotive Plc	Put	85.00	08/18/17	392	(82)
Delphi Automotive Plc	Put	85.00	08/18/17	196	(41)
Delphi Automotive Plc	Put	82.50	08/18/17	198	(27)
Delphi Automotive Plc	Put	85.00	08/18/17	97	(20)
Delphi Automotive Plc	Put	82.50	08/18/17	80	(11)
Delphi Automotive Plc	Put	82.50	08/18/17	392	(54)
DISH Network Corp.	Call	62.50	07/21/17	442	(91)
DISH Network Corp.	Call	62.50	07/21/17	144	(30)
DISH Network Corp.	Call	62.50	09/15/17	768	(300)
Dow Chemical Co.	Call	60.00	09/15/17	346	(154)
Dow Chemical Co.	Call	62.50	09/15/17	174	(45)
EI du Pont de Nemours & Co.	Call	80.00	07/21/17	128	(22)
EI du Pont de Nemours & Co.	Call	80.00	07/21/17	209	(37)
EI du Pont de Nemours & Co.	Call	80.00	07/21/17	59	(10)
EI du Pont de Nemours & Co.	Call	80.00	07/21/17	135	(24)
EI du Pont de Nemours & Co.	Call	80.00	07/21/17	107	(19)
EI du Pont de Nemours & Co.	Call	82.50	09/15/17	65	(13)
EI du Pont de Nemours & Co.	Call	82.50	09/15/17	64	(12)
General Electric Co.	Call	30.00	09/15/17	498	(4)
General Electric Co.	Call	28.00	09/15/17	1,307	(60)
General Motors Co.	Call	35.00	08/18/17	757	(82)
Hertz Global Holdings Inc.	Put	20.00	07/21/17	377	(320)
Hewlett Packard Enterprise Co.	Put	18.00	08/18/17	391	(57)
Huntsman Corp.	Call	25.00	08/18/17	694	(109)
Huntsman Corp.	Put	23.00	08/18/17	347	(9)
Huntsman Corp.	Put	21.00	08/18/17	585	(4)
Huntsman Corp.	Put	24.00	08/18/17	641	(27)
Huntsman Corp.	Put	24.00	08/18/17	1,811	(77)
Huntsman Corp.	Put	24.00	08/18/17	665	(28)
Huntsman Corp.	Put	23.00	08/18/17	282	(7)
Huntsman Corp.	Put	23.00	08/18/17	704	(18)
ILG Inc.	Call	27.00	08/18/17	1,081	(189)
Johnson Controls International Plc	Call	43.00	08/18/17	781	(115)
Magna International Inc.	Put	45.00	07/21/17	375	(18)
Magna International Inc.	Put	45.00	07/21/17	750	(36)
Magna International Inc.	Put	45.00	07/21/17	378	(18)
Marathon Petroleum Corp.	Call	52.50	07/21/17	997	(105)
Marathon Petroleum Corp.	Call	52.50	08/18/17	101	(20)
Marathon Petroleum Corp.	Put	50.00	07/21/17	332	(13)
Marathon Petroleum Corp.	Put	50.00	07/21/17	329	(13)
Marathon Petroleum Corp.	Put	52.50	07/21/17	640	(77)
Marathon Petroleum Corp.	Put	52.50	07/21/17	637	(76)
Marathon Petroleum Corp.	Put	52.50	07/21/17	161	(19)
MetLife Inc.	Put	52.50	08/18/17	69	(7)
MetLife Inc.	Put	52.50	09/15/17	3,047	(401)
Monsanto Co.	Call	115.00	07/21/17	331	(122)
Monsanto Co.	Call	115.00	07/21/17	174	(64)
Monsanto Co.	Call	115.00	07/21/17	53	(20)
Monsanto Co.	Call	115.00	07/21/17	21	(8)
Pinnacle Foods Inc.	Call	70.00	07/21/17	127	(2)
Rite Aid Corp.	Call	3.00	08/18/17	668	(18)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Rite Aid Corp.	Call	3.00	08/18/17	10,014	(270)
Rite Aid Corp.	Call	3.00	08/18/17	10,109	(273)
Rite Aid Corp.	Call	3.00	08/18/17	1,476	(40)
Sealed Air Corp.	Put	43.00	07/21/17	389	(7)
Sealed Air Corp.	Put	45.00	07/21/17	2,301	(178)
SPDR S&P 500 ETF Trust	Call	242.00	08/18/17	160	(56)
SPDR S&P 500 ETF Trust	Call	242.00	08/18/17	79	(27)
SPDR S&P 500 ETF Trust	Call	242.00	08/18/17	149	(52)
SPDR S&P 500 ETF Trust	Put	234.00	07/21/17	426	(22)
SPDR S&P 500 ETF Trust	Put	234.00	07/21/17	106	(5)
VanEck Vectors Semiconductor ETF	Put	78.00	08/18/17	117	(18)
VanEck Vectors Semiconductor ETF	Put	78.00	08/18/17	3	—
Wyndham Worldwide Corp.	Put	95.00	07/21/17	696	(31)
					$(7,732)

‡ The reference entity of this option was subject to a spin off transaction. The purchaser of this option has the right to jointly purchase 274 shares of Valvoline Inc. for every 100 shares of Ashland Global Holdings Inc. from the seller (writer) of the option.

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2016	27,330	$6,526
Options written during the period	185,622	45,124
Options closed during the period	(109,508)	(30,239)
Options exercised during the period	(22,872)	(6,700)
Options expired during the period	(13,379)	(3,843)
Options outstanding at June 30, 2017	67,193	$10,868

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
CAD/USD	MLP	07/04/17	CAD	375	$289	$1
CAD/USD	JPM	08/15/17	CAD	3,338	2,575	51
GBP/USD	JPM	12/20/17	GBP	557	729	2
USD/CAD	MLP	07/04/17	CAD	(282)	(218)	(1)
USD/CAD	JPM	08/15/17	CAD	(4,796)	(3,700)	(119)
USD/CAD	JPM	08/24/17	CAD	(804)	(621)	(12)
USD/CAD	JPM	08/24/17	CAD	(102)	(79)	—
USD/EUR	JPM	07/27/17	EUR	(1,955)	(2,237)	(99)
USD/EUR	JPM	07/27/17	EUR	(7)	(8)	—
USD/GBP	JPM	12/13/17	GBP	(1,015)	(1,329)	(24)
USD/GBP	JPM	12/20/17	GBP	(20,589)	(26,953)	(900)
USD/GBP	JPM	12/20/17	GBP	(95)	(124)	—
USD/GBP	JPM	12/27/17	GBP	(670)	(878)	(24)
USD/GBP	JPM	12/27/17	GBP	—	—	—
					$(32,554)	$(1,125)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
COMMON STOCKS
Alere Inc.	BOA	1-Month LIBOR +0.40%	10/20/17 ††	9,486	$432
Allied World Assurance Co. Holdings Ltd.	BOA	3-Month LIBOR +0.40%	10/20/17 ††	4,224	(4)
Luxottica Group SpA	BOA	3-Month LIBOR +0.40%	05/14/18 ††	19	—
Mobileye NV	BOA	1-Month LIBOR +0.40%	10/20/17 ††	14,454	203
NXP Semiconductors NV	BOA	3-Month LIBOR +0.40%	10/20/17 ††	28,680	1,264
Reynolds American Inc.	BOA	3-Month LIBOR +0.40%	10/20/17 ††	30,442	906
Sky Plc	BOA	3-Month LIBOR +0.30%	06/19/18 ††	23,283	938
Veresen Inc.	BOA	1-Month LIBOR +0.40%	10/20/17 ††	2,005	55
American International Group Inc.	JPM	3-Month LIBOR +0.35%	08/21/17 ††	4,994	267
CDI Corp.	JPM	3-Month LIBOR +0.40%	05/18/18 ††	3,139	124
CR Bard Inc.	JPM	3-Month LIBOR	07/06/18 ††	18,792	3
Dell Technologies Inc.	JPM	3-Month LIBOR +0.30%	09/07/17 ††	1,169	1,487
Fortress Investment Group LLC	JPM	3-Month LIBOR +0.65%	04/17/18 ††	5,308	1
Idorsia Ltd.	JPM	3-Month LIBOR	06/18/18 ††	—	87
ILG Inc.	JPM	3-Month LIBOR +0.30%	06/15/18 ††	5,126	118
Kennedy Wilson Europe Real Estate Plc	JPM	3-Month LIBOR +0.30%	06/29/18 ††	2,544	55
Monsanto Co.	JPM	3-Month LIBOR +0.30%	04/10/18 ††	722	16
Oneok Partners LP	JPM	3-Month LIBOR +0.65%	05/01/18 ††	524	(25)
PAREXEL International Corp.	JPM	3-Month LIBOR +0.30%	06/05/18 ††	842	71
Starwood Property Trust Inc.	JPM	3-Month LIBOR +0.32%	05/09/18 ††	945	4
Winthrop Realty Trust ‡	JPM	3-Month LIBOR +0.30%	08/07/17 ††	380	(149)
Oneok Partners LP	MLP	3-Month LIBOR +0.75%	10/20/17 ††	4,191	(135)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Time Warner Inc.	MLP	3-Month LIBOR +0.40%	10/20/17 ††	20,722	77
VCA Inc.	MLP	3-Month LIBOR +0.40%	10/20/17 ††	4,462	35
BOK Financial Corp	UBS	3-Month LIBOR +0.30%	06/28/18 ††	3,449	148
INVESTMENT COMPANIES
Altaba Inc.	JPM	3-Month LIBOR +0.30%	06/22/18 ††	15,943	318
					$6,296
Total return swap agreements - paying return
COMMON STOCKS
British American Tobacco Plc	BOA	1-Month LIBOR -0.40%	10/20/17 ††	(1,259)	$(20)
British American Tobacco Plc	BOA	1-Month LIBOR -0.45%	04/20/18 ††	(4,327)	(113)
Essilor International SA	BOA	3-Month LIBOR -0.40%	05/14/18 ††	(20)	—
Fairfax Financial Holdings Ltd.	BOA	1-Month LIBOR -0.40%	10/20/17 ††	(2,045)	42
PPL Corp.	BOA	1-Month LIBOR -0.40%	10/20/17 ††	(1,492)	(32)
Alibaba Group Holding Ltd.	JPM	3-Month LIBOR -0.60%	06/18/18 ††	(19,114)	(6,287)
Becton Dickinson & Co.	JPM	3-Month LIBOR -0.60%	06/25/18 ††	(5,887)	(2)
CenturyLink Inc.	JPM	3-Month LIBOR -0.60%	06/25/18 ††	(6,892)	230
Hermes International SCA	JPM	3-Month LIBOR -0.40%	05/18/18 ††	(1,051)	(31)
Kennedy-Wilson Holdings Inc.	JPM	3-Month LIBOR	07/06/18 ††	(1,316)	(4)
Oneok Inc.	JPM	3-Month LIBOR -0.60%	05/01/18 ††	(526)	25
SIRI XM Holdings Inc.	JPM	3-Month LIBOR	07/06/18 ††	(2,731)	(4)
British American Tobacco Plc	MLP	3-Month LIBOR -0.35%	02/12/18 ††	(9,493)	(1,186)
Oneok Inc.	MLP	1-Month LIBOR +0.40%	10/20/17 ††	(230)	8
Tesco Plc	UBS	3-Month LIBOR -0.36%	06/28/18 ††	(2,714)	(92)
					$(7,466)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/WMC Balanced Fund *
COMMON STOCKS 64.8%
Consumer Discretionary 5.4%
Comcast Corp. - Class A	3,277	$127,527
Ford Motor Co.	4,460	49,903
Other Securities		206,536
		383,966
Consumer Staples 3.2%
PepsiCo Inc.	637	73,615
Philip Morris International Inc.	560	65,793
Other Securities		90,288
		229,696
Energy 5.8%
Chevron Corp.	1,009	105,314
Exxon Mobil Corp.	863	69,656
Hess Corp.	1,170	51,325
Suncor Energy Inc.	1,569	45,802
Total SA - ADR	1,179	58,449
Other Securities		84,762
		415,308
Financials 15.6%
Bank of America Corp.	5,555	134,772
Chubb Ltd.	771	112,141
Citigroup Inc.	850	56,853
Intercontinental Exchange Inc.	661	43,576
JPMorgan Chase & Co.	1,515	138,459
Marsh & McLennan Cos. Inc.	815	63,545
Northern Trust Corp.	566	54,981
PNC Financial Services Group Inc.	805	100,500
Principal Financial Group Inc.	976	62,513
Prudential Financial Inc.	912	98,584
Wells Fargo & Co.	1,754	97,198
Other Securities		153,070
		1,116,192
Health Care 10.2%
AstraZeneca Plc - ADR (a)	1,929	65,751
Bristol-Myers Squibb Co.	1,624	90,516
Cardinal Health Inc.	651	50,746
Eli Lilly & Co.	731	60,148
Johnson & Johnson	590	78,037
Medtronic Plc	778	69,042
Merck & Co. Inc.	1,687	108,101
Pfizer Inc.	1,921	64,533
UnitedHealth Group Inc.	259	47,979
Other Securities		97,423
		732,276
Industrials 6.3%
Caterpillar Inc.	456	49,012
Eaton Corp. Plc	608	47,284
Honeywell International Inc.	458	61,036
United Parcel Service Inc. - Class B	793	87,711
Other Securities		206,945
		451,988
Information Technology 10.2%
Accenture Plc - Class A	410	50,757
Alphabet Inc. - Class A (b)	115	107,293
Apple Inc.	618	89,006
Cisco Systems Inc.	1,554	48,650
Intel Corp.	3,195	107,793
Microsoft Corp.	2,283	157,380
Motorola Solutions Inc.	564	48,928
QUALCOMM Inc.	800	44,163
Other Securities		77,805
		731,775
Materials 2.2%
Dow Chemical Co.	839	52,903
International Paper Co.	802	45,376
Other Securities		56,818
		155,097
Real Estate 1.0%
American Tower Corp.	323	42,791
	Shares/Par†	Value
Other Securities		29,481
		72,272
Telecommunication Services 1.0%
BCE Inc. (a)	1,590	71,595
Utilities 3.9%
Dominion Energy Inc.	783	60,014
Edison International	733	57,284
Sempra Energy	575	64,807
Other Securities		94,343
		276,448
Total Common Stocks (cost $3,869,141)		4,636,613
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.7%
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,198
Citibank Credit Card Issuance Trust
Series 2007-A8-A8, 5.65%, 09/20/17	750	757
Ford Credit Floorplan Master Owner Trust
Series 2014-B-4, 1.65%, 08/15/17	5,000	4,998
Series 2015-A1-4, 1.77%, 08/15/18	2,450	2,453
Series 2014-B-2, 2.31%, 02/15/19	200	200
Series 2016-B-3, 1.75%, 07/15/19	2,210	2,195
Series 2013-A-2, 2.09%, 03/15/20 (c)	600	601
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (c)	1,145	1,132
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,494
Other Securities		323,660
Total Non-U.S. Government Agency Asset-Backed Securities (cost $340,113)		340,688
CORPORATE BONDS AND NOTES 12.0%
Consumer Discretionary 0.8%
Comcast Corp.
4.40% - 6.55%, 06/15/35 - 07/01/39	3,030	3,459
Ford Motor Co.
4.35%, 12/08/26	3,355	3,455
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (c)	830	831
Other Securities		49,239
		56,984
Consumer Staples 0.4%
Philip Morris International Inc.
4.88%, 11/15/43	430	482
Other Securities		29,759
		30,241
Energy 1.4%
Other Securities		98,929
Financials 4.5%
ACE Capital Trust II
9.70%, 04/01/30	525	795
Bank of America Corp.
2.00% - 2.60%, 01/11/18 - 01/15/19	1,976	1,985
2.63% - 5.63%, 07/01/20 - 08/26/24	12,065	12,562
5.00% - 5.88%, 02/07/42 - 01/21/44	800	947
Citigroup Inc.
2.50%, 09/26/18 - 07/29/19	2,155	2,170
4.50%, 01/14/22	605	650
4.13% - 8.13%, 07/25/28 - 05/06/44	3,049	3,262
Ford Motor Credit Co. LLC
3.10%, 05/04/23	7,425	7,330
JPMorgan Chase & Co.
6.30%, 04/23/19	475	511
3.25% - 4.50%, 01/24/22 - 05/01/23	2,885	2,994
5.40% - 6.40%, 05/15/38 - 01/06/42	965	1,228
Northern Trust Corp.
3.45%, 11/04/20	490	510
PNC Bank NA
3.30%, 10/30/24	835	854
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	868
Prudential Financial Inc.
2.30% - 6.00%, 12/01/17 - 08/15/18	1,972	1,984

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Wells Fargo & Co.
3.50% - 4.48%, 03/08/22 - 06/03/26	3,787	3,945
4.75%, 12/07/46	3,750	4,011
Other Securities		272,163
		318,769
Health Care 1.6%
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,353
3.08% - 3.50%, 06/15/24 - 11/15/24	3,280	3,308
4.50%, 11/15/44	1,405	1,454
Medtronic Inc.
2.50%, 03/15/20	755	766
3.15% - 3.63%, 03/15/22 - 03/15/25	3,145	3,269
4.38%, 03/15/35	267	291
Merck & Co. Inc.
2.80%, 05/18/23	940	958
4.15%, 05/18/43	630	672
UnitedHealth Group Inc.
2.88% - 3.88%, 10/15/20 - 07/15/25	3,580	3,763
4.63%, 11/15/41	1,040	1,159
Other Securities		94,947
		111,940
Industrials 0.4%
Other Securities		28,546
Information Technology 0.5%
Apple Inc.
2.45% - 3.00%, 05/06/21 - 08/04/26	3,721	3,787
3.25%, 02/23/26	1,106	1,125
Microsoft Corp.
2.40% - 2.88%, 02/06/24 - 08/08/26	7,890	7,842
3.70%, 08/08/46	2,390	2,365
QUALCOMM Inc.
2.10%, 05/20/20	6,080	6,108
Other Securities		13,205
		34,432
Materials 0.1%
Other Securities		10,040
Real Estate 0.2%
American Tower Corp.
3.45%, 09/15/21	4,000	4,114
5.00%, 02/15/24	1,135	1,249
Other Securities		12,244
		17,607
Telecommunication Services 0.5%
Other Securities		32,599
Utilities 1.6%
Dominion Energy Inc.
2.58%, 07/01/20 (d)	2,875	2,889
Dominion Resources Inc.
2.96%, 07/01/19 (d)	1,380	1,399
4.10%, 04/01/21 (d)	3,275	3,436
3.63%, 12/01/24	3,200	3,268
San Diego Gas & Electric Co.
5.35% - 6.00%, 06/01/39 - 05/15/40	900	1,103
Sempra Energy
3.25%, 06/15/27	3,630	3,576
Southern California Edison Co.
2.40%, 02/01/22	685	685
5.55%, 01/15/37	500	616
Other Securities		100,311
		117,283
Total Corporate Bonds And Notes (cost $837,229)		857,370
GOVERNMENT AND AGENCY OBLIGATIONS 15.4%
Collateralized Mortgage Obligations 0.0%
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	7	8
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (e)	8,250	8,312
	Shares/Par†	Value
Series 2017-FA-M5, REMIC, 1.48%, 04/25/24 (e)	1,564	1,567
		9,879
Mortgage-Backed Securities 8.4%
Federal Home Loan Mortgage Corp.
4.50% - 6.50%, 11/01/17 - 03/01/19	27	27
4.00%, 09/01/26	349	367
4.00% - 7.00%, 11/01/30 - 07/01/41	692	781
2.50%, 12/01/31 - 01/01/32	5,655	5,694
TBA, 3.00%, 07/15/32 (f)	14,665	15,053
3.00%, 09/01/46	33,245	33,197
3.00%, 11/01/46	25,797	25,812
3.00%, 12/01/46	6,689	6,692
3.00%, 12/01/46	32,249	32,202
3.00%, 12/01/46	35,556	35,504
3.50%, 12/01/46	39,793	40,898
3.00%, 01/01/47	23,474	23,440
3.50%, 07/01/47 (f)	36,150	37,162
TBA, 3.00%, 07/15/47 (f)	21,700	21,647
TBA, 5.50%, 07/15/47 (f)	2,400	2,647
Federal National Mortgage Association
2.47% - 4.50%, 09/01/23 - 06/01/27	10,355	10,610
2.68%, 05/01/25	5,190	5,169
2.81%, 07/01/25	6,000	6,017
2.49%, 12/01/26	6,322	6,162
2.89%, 12/01/26	5,678	5,686
2.00% - 2.50%, 05/01/30 - 01/01/32	8,670	8,674
TBA, 2.50%, 07/15/32 (f)	6,900	6,933
TBA, 2.50% - 3.00%, 07/15/32 - 07/15/47 (f)	3,400	3,429
TBA, 3.50%, 07/15/32 (f)	9,300	9,675
3.00% - 7.50%, 08/01/27 - 11/01/44	6,713	7,269
3.00%, 02/01/45	18,857	18,906
4.00%, 01/01/46	11,581	12,176
4.00%, 02/01/46	12,997	13,665
TBA, 3.50%, 08/15/46 (f)	42,700	43,764
TBA, 4.00%, 08/15/46 (f)	17,500	18,361
3.00%, 10/01/46	18,739	18,756
TBA, 3.50%, 07/15/47 (f)	42,700	43,835
TBA, 4.00%, 07/15/47 (f)	17,500	18,390
TBA, 5.00%, 07/15/47 (f)	20,600	22,500
TBA, 5.50%, 07/15/47 (f)	8,800	9,746
Government National Mortgage Association
6.00% - 6.50%, 02/15/24 - 04/15/26	11	12
4.00% - 7.00%, 11/15/32 - 12/20/44	11,480	12,756
TBA, 4.50%, 07/15/47 (f)	8,525	9,057
TBA, 4.50% - 5.50%, 08/15/46 - 07/15/47 (f)	5,600	6,092
		598,763
Municipal 1.2%
Chicago Transit Authority
6.90%, 12/01/40	330	420
6.90%, 12/01/40	3,900	4,961
Illinois State
5.67%, 03/01/18	6,415	6,520
New York State Urban Development Corp.
2.10%, 03/15/22	9,480	9,461
State of California
7.55% - 7.63%, 04/01/39 - 03/01/40	600	916
7.35%, 11/01/39	5,000	7,346
State of Illinois
5.16%, 02/01/18	210	212
insured by Assured Guaranty Municipal Corp., 5.20%, 03/01/18	1,430	1,455
5.10%, 06/01/33	13,500	12,638
Other Securities		40,229
		84,158
Sovereign 0.4%
Qatar Government International Bond
2.38%, 06/02/21 (c)	5,825	5,671
Other Securities		20,971
		26,642
Treasury Inflation Indexed Securities 1.3%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (g)	99,450	97,679

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
U.S. Treasury Securities 4.0%
U.S. Treasury Bond
2.88%, 05/15/43	20,224	20,445
3.38%, 05/15/44	15,335	16,964
3.13%, 08/15/44	8,230	8,707
2.50%, 02/15/45	18,570	17,357
2.88%, 08/15/45	11,600	11,683
2.50%, 05/15/46	34,630	32,282
3.00%, 02/15/47	12,120	12,525
3.00%, 11/15/44 - 05/15/47	4,950	5,117
U.S. Treasury Note
0.88%, 11/30/17	9,550	9,540
0.88%, 03/31/18	15,500	15,456
0.88% - 1.38%, 07/31/18 - 04/15/19	6,025	5,996
1.25%, 11/30/18	18,500	18,477
1.75%, 09/30/19	33,205	33,444
1.38%, 03/31/20	12,190	12,142
2.63%, 11/15/20	9,400	9,700
1.63%, 11/30/20	23,900	23,885
2.00%, 11/30/20	29,600	29,942
2.38%, 05/15/27	2,570	2,587
		286,249
Total Government And Agency Obligations (cost $1,095,044)		1,103,378
SHORT TERM INVESTMENTS 7.2%
Investment Companies 6.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (h) (i)	449,755	449,755
	Shares/Par†	Value
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (h) (i)	63,340	63,340
Total Short Term Investments (cost $513,095)		513,095
Total Investments 104.1% (cost $6,654,622)		7,451,144
Total Forward Sales Commitments (0.1)% (proceeds $5,820)		(5,792)
Other Derivative Instruments 0.0%		176
Other Assets and Liabilities, Net (4.0)%		(289,696)
Total Net Assets 100.0%		$7,155,832

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $458,121 and 6.4%, respectively.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(e) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $269,244.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 07/15/47 (a)	(5,400)	$(5,792)
Total Government And Agency Obligations (proceeds $5,820)		(5,792)
Total Forward Sales Commitments (0.1%) (proceeds $5,820)		$(5,792)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2017, the total proceeds for investments sold on a delayed delivery basis was $5,820.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 10-Year	(819)	September 2017	(103,177)	$230	$367
Ultra Long Term U.S. Treasury Bond	79	September 2017	12,928	(54)	176
				$176	$543

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 16.2%
U.S. Government Agency Obligations 2.0%
Federal Farm Credit Bank
1.10%, 06/27/19 (a) (b)	14,000	$14,000
Federal Home Loan Bank
1.17%, 08/25/17 (a) (b)	3,170	3,171
Federal Home Loan Mortgage Corp.
1.00%, 07/28/17 (b)	6,000	6,002
1.17%, 11/13/17 (a) (b)	3,180	3,181
		26,354
U.S. Treasury Securities 14.2%
U.S. Treasury Note
1.08%, 07/31/17 (a)	26,000	25,999
1.17%, 10/31/17 (a)	20,000	20,001
1.19%, 04/30/18 (a)	45,000	45,025
1.18%, 07/31/18 (a)	60,000	60,021
1.17%, 10/31/18 (a)	37,500	37,502
		188,548
Total Government And Agency Obligations (cost $214,902)		214,902
	Shares/Par†	Value
SHORT TERM INVESTMENTS 66.8%
Repurchase Agreements 49.4%
Repurchase Agreements (c)		656,100
U.S. Government Agency Obligations 17.4%
Federal Home Loan Bank
0.93%, 07/13/17 - 07/19/17 (b)	43,000	42,983
0.94%, 07/21/17 (b)	14,000	13,993
0.97%, 07/28/17 (b)	15,000	14,989
1.03%, 08/11/17 (b)	45,000	44,947
1.05%, 09/20/17 (b)	30,000	29,929
1.04%, 09/22/17 (b)	27,271	27,205
1.05%, 09/26/17 (b)	10,100	10,074
1.13%, 12/20/17 (b)	30,000	29,838
1.13%, 12/22/17 (b)	17,500	17,405
		231,363
Total Short Term Investments (cost $887,463)		887,463
Total Investments 83.0% (cost $1,102,365)		1,102,365
Other Assets and Liabilities, Net 17.0%		225,702
Total Net Assets 100.0%		$1,328,067

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at June 30, 2017, see Repurchase Agreements in these Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value†	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
BCL	U.S. Treasury Note, 0.75-4.63%, due 08/31/17-02/15/40	88,498	88,740	1.05	06/30/17	07/03/17	87,008	87,000	87,000
BNP	Federal Farm Credit Bank, 2.55%, due 07/15/31	4,390	4,152
	Government National Mortgage Association, 3.50%, due 06/20/46	211	220
	U.S. Treasury Note, 0.00-3.63%, due 07/20/17-11/15/26	41,426	41,528
		46,027	45,900	1.10	06/30/17	07/03/17	45,004	45,000	45,000
BOA	Government National Mortgage Association, 3.50%, due 04/20/46	179,132	186,558	1.09	06/30/17	07/03/17	182,917	182,900	182,900
DUB	U.S. Treasury Note, 0.88-2.63%, due 07/15/17-09/15/19	96,863	96,900	1.12	06/30/17	07/03/17	95,009	95,000	95,000
GSC	Government National Mortgage Association, 3.50-4.00%, due 09/15/41-04/20/47	29,219	30,600	1.07	06/30/17	07/07/17	30,006	30,000	30,000
	Federal National Mortgage Corp., 3.50-4.00%, due 10/01/26-09/01/46	63,577	56,572
	Federal National Mortgage Association, 4.00-5.00%, due 04/01/26-04/01/41	10,093	10,748
		73,670	67,320	1.07	06/30/17	07/03/17	66,006	66,000	66,000
GSC	Government National Mortgage Association, 3.50-4.50%, due 11/20/46-06/20/47	38,612	40,800	1.03	06/28/17	07/05/17	40,008	40,000	40,000
GSC	Government National Mortgage Association, 2.50-4.50%, due 02/20/47-06/20/47	38,615	40,800	1.04	06/26/17	07/03/17	40,008	40,000	40,000
RBC	Federal National Mortgage Corp., 2.34-4.00%, due 11/01/25-10/01/45	5,394	5,635
	Federal National Mortgage Association, 2.34-4.21%, due 11/01/26-06/01/47	33,814	34,876
	Government National Mortgage Association, 2.13-5.50%, due 04/20/32-06/20/47	29,895	31,093
		69,104	71,604	1.06	06/30/17	07/03/17	70,206	70,200	70,200
									$656,100

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/WMC Value Fund
COMMON STOCKS 98.5%
Consumer Discretionary 10.7%
CBS Corp. - Class B	257	$16,411
Comcast Corp. - Class A	486	18,909
Hilton Worldwide Holdings Inc.	328	20,316
Home Depot Inc.	107	16,379
Liberty Interactive Corp. QVC Group - Class A (a)	818	20,070
Limited Brands Inc.	213	11,500
Lowe's Cos. Inc.	113	8,745
Norwegian Cruise Line Holdings Ltd. (a)	343	18,619
Pulte Homes Inc.	789	19,350
Signet Jewelers Ltd. (b)	120	7,597
Thomson Reuters Corp.	347	16,064
Viacom Inc. - Class B	381	12,783
		186,743
Consumer Staples 5.6%
British American Tobacco Plc	345	23,550
Kraft Heinz Foods Co.	155	13,276
Mondelez International Inc. - Class A	390	16,829
Philip Morris International Inc.	257	30,156
Unilever NV - ADR	250	13,836
		97,647
Energy 9.4%
Anadarko Petroleum Corp.	158	7,151
Canadian Natural Resources Ltd.	378	10,890
Chevron Corp.	353	36,824
EOG Resources Inc.	256	23,213
Exxon Mobil Corp.	288	23,290
Halliburton Co.	477	20,390
Marathon Oil Corp.	1,214	14,383
Occidental Petroleum Corp.	152	9,129
Pioneer Natural Resources Co.	99	15,781
Southwestern Energy Co. (a)	697	4,241
		165,292
Financials 27.9%
American International Group Inc.	271	16,965
Bank of America Corp.	1,214	29,453
BlackRock Inc.	59	24,952
Chubb Ltd.	186	26,977
Citigroup Inc.	706	47,248
Goldman Sachs Group Inc.	92	20,417
Invesco Ltd.	634	22,306
JPMorgan Chase & Co.	879	80,352
M&T Bank Corp.	149	24,131
Marsh & McLennan Cos. Inc.	295	22,985
MetLife Inc.	384	21,080
NASDAQ Inc.	255	18,251
PNC Financial Services Group Inc.	359	44,818
Principal Financial Group Inc.	237	15,157
Unum Group	247	11,542
Wells Fargo & Co.	1,127	62,439
		489,073
Health Care 11.5%
Allergan Plc	86	20,847
Amgen Inc.	101	17,395
AstraZeneca Plc - ADR	553	18,859
Bristol-Myers Squibb Co.	405	22,567
Medtronic Plc	324	28,779

	Shares/Par†	Value
Merck & Co. Inc.	653	41,830
Roche Holding AG	91	23,359
UnitedHealth Group Inc.	146	27,081
		200,717
Industrials 12.4%
3M Co.	106	22,062
Caterpillar Inc.	153	16,450
Eaton Corp. Plc	377	29,341
Fortune Brands Home & Security Inc.	292	19,063
General Electric Co.	855	23,101
Ingersoll-Rand Plc	304	27,771
Nielsen Holdings Plc	319	12,324
Schneider National Inc. - Class B	440	9,847
Triumph Group Inc.	264	8,351
Union Pacific Corp.	200	21,782
United Technologies Corp.	220	26,914
		217,006
Information Technology 12.8%
Analog Devices Inc.	136	10,563
Apple Inc.	97	13,904
Cisco Systems Inc.	1,533	47,971
Cognizant Technology Solutions Corp. - Class A	326	21,624
eBay Inc. (a)	501	17,485
Intel Corp.	953	32,146
Maxim Integrated Products Inc.	492	22,072
Microsoft Corp.	287	19,769
Nokia Oyj - ADR	2,437	15,012
QUALCOMM Inc.	408	22,552
		223,098
Materials 2.6%
Dow Chemical Co.	378	23,815
International Paper Co.	377	21,332
		45,147
Real Estate 1.0%
Park Hotels & Resorts Inc.	641	17,285
Telecommunication Services 1.1%
Verizon Communications Inc.	433	19,332
Utilities 3.5%
Dominion Energy Inc.	142	10,855
Edison International	205	15,998
Eversource Energy	358	21,753
NextEra Energy Inc.	96	13,447
		62,053
Total Common Stocks (cost $1,300,712)		1,723,393
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	25,435	25,435
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	6,648	6,648
Total Short Term Investments (cost $32,083)		32,083
Total Investments 100.3% (cost $1,332,795)		1,755,476
Other Assets and Liabilities, Net (0.3)%		(5,582)
Total Net Assets 100.0%		$1,749,894

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Currency Abbreviations:

ARS - Argentine Peso	DOP - Dominican Peso	KRW - Korean Won	SEK - Swedish Krona
AUD - Australian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	SGD - Singapore Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	THB - Thai Baht
CAD - Canadian Dollar	GBP - British Pound	NOK - Norwegian Krone	TRY - New Turkish Lira
CHF - Swiss Franc	GHS - Ghanaian Cedi	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	PHP - Philippine Peso	UYU - Uruguayan Peso
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty	ZAR - South African Rand
COP - Colombian Peso	ILS - Israeli New Shekel	RON - Romanian New Leu
CZK - Czech Republic Korunas	INR - Indian Rupee	RSD - Serbian Dinar
DKK - Danish Krone	JPY - Japanese Yen	RUB - Russian Ruble

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	FDR - Fiduciary Depository Receipt
ABS - Asset Backed Security	FTSE - Financial Times and the London Stock Exchange
ADR - American Depositary Receipt	GDR - Global Depository Receipt
ASX - Australian Stock Exchange	IBEX - Iberia Index
CAC - Cotation Assistee en Continu	iTraxx - Group of international credit derivative indices monitored by the
CAPE - Cyclically Adjusted Price Earnings	International Index Company
CDI - Chess Depository Interest	KCBT - Kansas City Board of Trade
CDO - Collateralized Debt Obligation	KOSPI - Korea Composite Stock Price Index
CDX.EM - Credit Default Swap Index - Emerging Markets	LIBOR - London Interbank Offered Rate
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	LME - London Metal Exchange
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MCDX.NA - Municipal Credit Default Swap Index - North American
CMBX.NA - Commercial Mortgage-backed Securities Index - North	MIB - Milano Indice Borsa
American	MICEX - Moscow Interbank Currency Exchange Index
CLO - Collateralized Loan Obligation	MSCI - Morgan Stanley Capital International
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted CVA - Commanditaire Vennootschap op Aandelen	NASDAQ - National Association of Securities Dealers Automated Quotations
EAFE - Europe, Australia and Far East	NVDR - Non-Voting Depository Receipt OAT - Obligations Assimilables du Tresor
ETF - Exchange Traded Fund	PJSC - Private Joint Stock Co.
Euribor- Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REIT - Real Estate Investment Trust
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	SDR – Swedish Depository Receipt
with a term of 8.5 to 10.5 years	S&P - Standard & Poor's
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	SGX - Singapore Exchange
with a term of 24 to 35 years	SPDR - Standard & Poor's Depository Receipt
Euro-BTP - debt instrument issued by the Republic of Italy	SPI - Schedule Performance Index
with a term of 2 to 11 years	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
Euro-OAT - debt instrument issued by the Republic of France with a term of 8.5 to 10.5 years	UFJ - United Financial of Japan ULSD - Ultra-low sulfur diesel
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	WTI - West Texas Intermediate
with a term of 1.75 to 2.25 years

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	HSB - HSBC Securities Inc.
BBH - Brown Brothers Harriman & Co.	JPM - J.P. Morgan Securities Inc.
BCL - Barclays Capital Inc.	MBL - Macquarie Bank Limited
BMO - BMO Capital Markets Corp.	MLP - Merrill Lynch Professional Clearing Corp.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co. Inc.
BNY - BNY Capital Markets	NTS - Northern Trust Securities
BOA - Bancamerica Securities/Bank of America NA	RBC - Royal Bank of Canada
CGM - Citigroup Global Markets	RBS - Royal Bank of Scotland
CIB - Canadian Imperial Bank of Commerce	SCB - Standard Chartered Bank
CIT - Citibank, Inc.	SGA - SG Americas Securities, LLC
CSI - Credit Suisse Securities, LLC	SGB - Societe Generale Bannon LLC
DUB - Deutsche Bank Alex Brown Inc.	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International	WBC - Westpac Banking Corporation

† Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2017. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/AB Dynamic Asset Allocation Fund(i)		JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund(i)	JNL/BlackRock Global Allocation Fund(i)	JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund
Assets
Investments - unaffiliated, at value (a)(d)		$33,704	$488,796	$380,801	$3,822,924	$2,958,896	$776,916		$657,626
Investments - affiliated, at value (b)		2,517	10,240	157,424	47,932	21,994	32,431		9,285
Total investments, at value (c)		36,221	499,036	538,225	3,870,856	2,980,890	809,347		666,911
Cash		112	218	3,456	4,042	550	108		—
Cash collateral segregated for short sales		—	3,487	—	26,836	—	—		286,599
Foreign currency (e)		—	—	696	2,250	—	62		180
Receivable for:
Investment securities sold		—	35,716	—	29,472	10,735	—		7,702
Fund shares sold		40	113	238	1,570	956	717		97
Dividends and interest		37	473	178	12,675	332	911		1,726
Deposits with brokers and counterparties		—	206	50,421	3,994	—	—		320
Derivative instruments:
Variation margin on derivative instruments		7	7	1,799	278	—	—		—
Purchased options, at value (h)		—	—	—	15,495	—	—		—
Forward foreign currency contracts		94	—	10,020	717	—	—		1
OTC swap agreements		21	—	566	7,107	—	—		567
Other assets		—	1	2	22	7	8		2
Total assets		36,532	539,257	605,601	3,975,314	2,993,470	811,153		964,105
Liabilities
Cash overdraft		—	—	—	—	—	—		1,201
Payable for:
Advisory fees		22	247	465	2,271	1,403	418		657
Administrative fees		4	47	74	463	245	98		82
12b-1 fees (Class A)		1	12	20	124	94	27		22
Investment securities purchased		—	39,434	31	20,419	14,856	—		7,752
Fund shares redeemed		2	269	101	1,379	2,055	341		284
Dividends on securities sold short		—	2	—	—	—	—		234
Interest expense and brokerage charges		—	91	—	6	—	—		—
Trustee fees		1	9	23	68	85	54		7
Other expenses		—	2	2	27	10	3		2
Deposits from counterparties		—	—	280	19,607	—	—		—
Return of securities loaned		447	3,487	—	36,395	17,804	17,292		3,846
Derivative instruments:
Variation margin on derivative instruments		35	1	4,648	130	—	—		—
Written options, at value (g)		—	—	—	5,436	—	—		491
Forward foreign currency contracts		71	—	11,370	1,916	—	—		3
OTC swap agreements		—	—	1,632	47	—	—		1,116
Investment in securities sold short, at value (f)		—	113,684	—	30,561	—	—		286,250
Deferred foreign capital gains tax liability		—	—	—	326	—	—		—
Total liabilities		583	157,285	18,646	119,175	36,552	18,233		301,947
Net assets		$35,949	$381,972	$586,955	$3,856,139	$2,956,918	$792,920		$662,158
Net assets consist of:
Paid-in capital		$32,947	$340,154	$734,581	$3,560,714	$2,228,711	$956,588		$631,990
Undistributed (excess of distributions
over) net investment income (loss)		728	3,697	(77,246)	45,334	(2,220)	11,419		(1,931)
Accumulated net realized gain (loss)		(204)	8,851	(62,212)	19,251	140,786	(63,108)		(7,659)
Net unrealized appreciation (depreciation) on
investments and foreign currency		2,478	29,270	(8,168)	230,840	589,641	(111,979)		39,758
		$35,949	$381,972	$586,955	$3,856,139	$2,956,918	$792,920		$662,158
Net assets - Class A		$35,949	$381,814	$586,791	$3,855,850	$2,955,275	$792,311		$662,158
Shares outstanding - Class A		3,237	33,458	73,441	318,018	90,639	101,721		62,991
Net asset value per share - Class A		$11.11	$11.41	$7.99	$12.12	$32.60	$7.79		$10.51
Net assets - Class B	$	N/A	$158	$164	$289	$1,643	$609	$	N/A
Shares outstanding - Class B		N/A	14	20	24	49	78		N/A
Net asset value per share - Class B	$	N/A	$11.58	$8.03	$12.23	$33.75	$7.86	$	N/A
(a) Investments - unaffiliated, at cost		$31,240	$457,753	$380,868	$3,594,454	$2,369,255	$888,898		$594,095
(b) Investments - affiliated, at cost		2,517	10,240	157,424	49,732	21,994	32,431		9,285
(c) Total investments, at cost		$33,757	$467,993	$538,292	$3,644,186	$2,391,249	$921,329		$603,380
(d) Including value of securities on loan		$436	$3,366	$—	$37,916	$17,452	$17,228		$9,929
(e) Foreign currency cost		—	—	693	2,262	—	62		180
(f) Proceeds from securities sold short		—	111,929	—	27,622	—	—		263,039
(g) Premiums from written options		—	—	—	7,260	—	—		459
(h) Purchased options, at cost		—	—	—	16,047	—	—		—

(i)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Causeway International Value Select Fund	JNL/Crescent High Income Fund		JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund		JNL/DoubleLine Shiller Enhanced CAPE Fund		JNL/FPA + DoubleLine Flexible Allocation Fund
Assets
Investments - unaffiliated, at value (a)(d)	$1,030,032	$1,337,500		$707,450	$1,097,496		$474,736		$1,050,431	$2,310,770
Investments - affiliated, at value (b)	1,296	32,419		18,098	3,470		175		121,677	18,748
Total investments, at value (c)	1,031,328	1,369,919		725,548	1,100,966		474,911		1,172,108	2,329,518
Cash	—	40		3,331	304		1,375		13,558	17,835
Cash collateral segregated for short sales	—	—		—	—		—		—	123,270
Foreign currency (e)	—	1,011		—	—		—		—	—
Receivable for:
Investment securities sold	5,577	8,069		13,675	136		6,150		3,445	1,563
Fund shares sold	587	896		219	535		69		5,076	372
Dividends and interest	5,062	3,950		8,730	913		5,667		4,393	6,220
Deposits with brokers and counterparties	—	—		—	—		—		3,787	—
Receivable from adviser	—	—		—	61		—		—	44
Derivative instruments:
Forward foreign currency contracts	—	9		—	—		—		—	—
OTC swap agreements	—	—		—	—		—		37,780	—
Other assets	3	2		4	3		1		3	5
Total assets	1,042,557	1,383,896		751,507	1,102,918		488,173		1,240,150	2,478,827
Liabilities
Payable for:
Advisory fees	691	706		373	509		273		654	1,529
Administrative fees	130	170		86	90		54		136	280
12b-1 fees (Class A)	32	42		22	34		13		35	74
Investment securities purchased	—	6,075		22,621	869		4,473		76,335	23,730
Fund shares redeemed	714	678		366	800		53		142	2,536
Interest expense and brokerage charges	—	—		—	—		—		—	78
Trustee fees	18	34		4	19		1		5	69
Other expenses	3	2		2	4		—		3	10
Deposits from counterparties	—	—		—	—		—		33,258	—
Return of securities loaned	—	—		39,664	11,564		42,443		—	9,941
Derivative instruments:
Forward foreign currency contracts	4	1		—	—		—		—	—
OTC swap agreements	—	—		—	—		—		3,435	—
Investment in securities sold short, at value (f)	—	—		—	—		—		—	189,265
Total liabilities	1,592	7,708		63,138	13,889		47,310		114,003	227,512
Net assets	$1,040,965	$1,376,188		$688,369	$1,089,029		$440,863		$1,126,147	$2,251,315
Net assets consist of:
Paid-in capital	$1,044,390	$1,417,405		$639,510	$822,613		$423,981		$916,793	$2,098,915
Undistributed (excess of distributions
over) net investment income (loss)	35,941	32,708		30,841	15,147		7,698		9,249	35,632
Accumulated net realized gain (loss)	(103,963)	(169,936)		7,166	24,974		5,337		162,183	19,561
Net unrealized appreciation (depreciation) on
investments and foreign currency	64,597	96,011		10,852	226,295		3,847		37,922	97,207
	$1,040,965	$1,376,188		$688,369	$1,089,029		$440,863		$1,126,147	$2,251,315
Net assets - Class A	$1,040,593	$1,375,390		$688,369	$1,088,656		$440,863		$1,126,147	$2,250,673
Shares outstanding - Class A	74,208	89,083		63,246	86,284		39,910		78,242	183,299
Net asset value per share - Class A	$14.02	$15.44		$10.88	$12.62		$11.05		$14.39	$12.28
Net assets - Class B	$372	$798	$	N/A	$373	$	N/A	$	N/A	$642
Shares outstanding - Class B	26	50		N/A	28		N/A		N/A	52
Net asset value per share - Class B	$14.10	$15.84	$	N/A	$13.33	$	N/A	$	N/A	$12.33
(a) Investments - unaffiliated, at cost	$965,458	$1,241,549		$696,599	$871,201		$470,889		$1,046,854	$2,153,853
(b) Investments - affiliated, at cost	1,296	32,419		18,098	3,470		175		121,677	18,748
(c) Total investments, at cost	$966,754	$1,273,968		$714,697	$874,671		$471,064		$1,168,531	$2,172,601
(d) Including value of securities on loan	$—	$—		$38,907	$20,696		$41,577		$—	$9,741
(e) Foreign currency cost	—	1,005		—	—		—		—	—
(f) Proceeds from securities sold short	—	—		—	—		—		—	129,548

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Assets
Investments - unaffiliated, at value (a)(d)	$964,802	$1,364,835	$2,328,181	$603,122	$1,141,313	$1,219,808	$303,702
Investments - affiliated, at value (b)	67,649	270,894	324,959	82,306	77,801	62,532	—
Total investments, at value (c)	1,032,451	1,635,729	2,653,140	685,428	1,219,114	1,282,340	303,702
Cash	114	9,197	908	185	164	3,026	2,557
Foreign currency (e)	11	12,434	—	49	617	76	1,684
Receivable for:
Investment securities sold	2,186	100,997	2,989	412	6,563	109,843	936
Fund shares sold	370	470	685	450	221	462	96
Dividends and interest	2,125	19,591	18,704	1,446	2,001	6,217	6,257
Deposits with brokers and counterparties	—	53,648	—	—	—	13,610	14,775
Receivable from adviser	—	—	—	—	30	10	4
Derivative instruments:
Variation margin on derivative instruments	—	1,842	—	—	—	687	86
Forward foreign currency contracts	—	17,052	—	—	371	5,742	2,938
OTC swap agreements	—	—	—	—	—	128	2,129
OTC swap premiums paid	—	—	—	—	—	1,540	2,279
Other assets	3	1,505	9	1	3	3	1
Total assets	1,037,260	1,852,465	2,676,435	687,971	1,229,084	1,423,684	337,444
Liabilities
Payable for:
Advisory fees	548	1,006	1,285	482	727	527	193
Administrative fees	126	223	207	79	101	93	40
12b-1 fees (Class A)	32	57	80	20	39	37	10
Investment securities purchased	4,887	—	—	505	338	246,969	3,477
Fund shares redeemed	839	4,574	935	422	411	1,096	133
Trustee fees	34	36	74	14	38	50	24
Other expenses	15	43	9	12	4	5	10
Deposits from counterparties	—	4,820	—	—	—	—	—
Return of securities loaned	9,674	—	170,248	43,161	1,192	4,851	4,037
Derivative instruments:
Variation margin on derivative instruments	—	—	—	—	—	1,038	76
Forward foreign currency contracts	2	31,519	—	—	1,221	4,504	2,116
OTC swap agreements	—	—	—	—	—	953	5,594
OTC swap premiums received	—	—	—	—	—	85	287
Investment in forward sales commitments, at value (f)	—	—	—	—	—	36,361	—
Deferred foreign capital gains tax liability	29	680	—	172	—	—	—
Total liabilities	16,186	42,958	172,838	44,867	4,071	296,569	15,997
Net assets	$1,021,074	$1,809,507	$2,503,597	$643,104	$1,225,013	$1,127,115	$321,447
Net assets consist of:
Paid-in capital	$866,637	$1,898,646	$2,294,749	$553,055	$940,232	$1,093,011	$383,376
Undistributed (excess of distributions
over) net investment income (loss)	27,868	(48,429)	146,805	9,518	40,956	31,661	(1,528)
Accumulated net realized gain (loss)	16,610	(65,858)	(81,844)	13,482	52,719	(6,889)	(45,140)
Net unrealized appreciation (depreciation) on
investments and foreign currency	109,959	25,148	143,887	67,049	191,106	9,332	(15,261)
	$1,021,074	$1,809,507	$2,503,597	$643,104	$1,225,013	$1,127,115	$321,447
Net assets - Class A	$1,020,580	$1,809,267	$2,503,008	$642,743	$1,224,385	$1,126,668	$321,250
Shares outstanding - Class A	90,967	168,163	211,617	60,888	102,915	94,974	29,174
Net asset value per share - Class A	$11.22	$10.76	$11.83	$10.56	$11.90	$11.86	$11.01
Net assets - Class B	$494	$240	$589	$361	$628	$447	$197
Shares outstanding - Class B	44	22	52	34	52	37	18
Net asset value per share - Class B	$11.27	$10.81	$11.35	$10.67	$12.02	$12.08	$11.15
(a) Investments - unaffiliated, at cost	$854,821	$1,321,542	$2,184,392	$535,916	$949,378	$1,209,069	$316,980
(b) Investments - affiliated, at cost	67,649	270,894	324,959	82,306	77,801	62,532	—
(c) Total investments, at cost	$922,470	$1,592,436	$2,509,351	$618,222	$1,027,179	$1,271,601	$316,980
(d) Including value of securities on loan	$9,927	$—	$183,977	$49,833	$1,158	$4,750	$3,956
(e) Foreign currency cost	11	12,487	—	48	615	76	1,711
(f) Proceeds from forward sales commitments	—	—	—	—	—	36,477	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/Harris Oakmark Global Equity Fund		JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund
Assets
Investments - unaffiliated, at value (a)(d)		$285,046	$559,235	$1,969,034	$1,318,603	$605,927	$1,594,546	$1,837,446
Investments - affiliated, at value (b)		8,129	24,288	21,329	112,624	17,797	72,429	85,962
Total investments, at value (c)		293,175	583,523	1,990,363	1,431,227	623,724	1,666,975	1,923,408
Cash		—	—	1,401	158	96	395	327
Foreign currency (e)		—	1,034	1,453	3,600	—	—	—
Receivable for:
Investment securities sold		—	1,421	4,641	2,136	4,111	5,915	2,864
Fund shares sold		286	2,518	582	1,022	564	4,347	3,854
Dividends and interest		408	1,098	7,362	4,814	855	712	537
Receivable from adviser		—	20	2	2	2	12	—
Other assets		—	1	6	5	2	5	5
Total assets		293,869	589,615	2,005,810	1,442,964	629,354	1,678,361	1,930,995
Liabilities
Payable for:
Advisory fees		203	415	1,160	717	345	1,079	951
Administrative fees		36	70	248	173	51	133	154
12b-1 fees (Class A)		8	18	64	44	20	53	60
Investment securities purchased		628	2,171	7,129	4,437	344	7,964	15,893
Fund shares redeemed		353	829	764	678	329	873	674
Trustee fees		1	19	51	44	17	24	36
Other expenses		—	24	6	4	2	6	6
Return of securities loaned		—	11,459	10,184	36,168	6,561	37,218	28,434
Derivative instruments:
Forward foreign currency contracts		160	—	—	—	—	—	—
Deferred foreign capital gains tax liability		—	1,950	—	—	—	—	—
Total liabilities		1,389	16,955	19,606	42,265	7,669	47,350	46,208
Net assets		$292,480	$572,660	$1,986,204	$1,400,699	$621,685	$1,631,011	$1,884,787
Net assets consist of:
Paid-in capital		$274,441	$521,953	$1,857,728	$1,230,348	$549,205	$1,242,136	$1,533,447
Undistributed (excess of distributions
over) net investment income (loss)		3,704	2,404	76,087	30,558	7,392	(2,913)	(1,094)
Accumulated net realized gain (loss)		(1,610)	(61,967)	30,885	12,313	4,364	120,030	95,349
Net unrealized appreciation (depreciation) on
investments and foreign currency		15,945	110,270	21,504	127,480	60,724	271,758	257,085
		$292,480	$572,660	$1,986,204	$1,400,699	$621,685	$1,631,011	$1,884,787
Net assets - Class A		$292,480	$572,283	$1,985,312	$1,399,996	$621,470	$1,630,154	$1,884,471
Shares outstanding - Class A		26,492	64,518	198,958	105,193	38,151	72,057	60,233
Net asset value per share - Class A		$11.04	$8.87	$9.98	$13.31	$16.29	$22.62	$31.29
Net assets - Class B	$	N/A	$377	$892	$703	$215	$857	$316
Shares outstanding - Class B		N/A	42	88	50	13	37	10
Net asset value per share - Class B	$	N/A	$8.95	$10.13	$14.02	$16.50	$23.40	$31.98
(a) Investments - unaffiliated, at cost		$268,948	$446,813	$1,952,898	$1,191,221	$545,215	$1,322,793	$1,580,361
(b) Investments - affiliated, at cost		8,129	24,288	21,329	112,624	17,797	72,429	85,962
(c) Total investments, at cost		$277,077	$471,101	$1,974,227	$1,303,845	$563,012	$1,395,222	$1,666,323
(d) Including value of securities on loan		$—	$11,562	$9,753	$44,402	$12,037	$64,069	$71,728
(e) Foreign currency cost		—	1,035	1,448	3,548	—	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund
Assets
Investments - unaffiliated, at value (a)(d)	$1,316,489	$897,977	$1,445,557	$447,401	$278,068	$6,957,876	$2,857,625
Investments - affiliated, at value (b)	65,244	24,380	20,664	1,204	235	237,176	154,053
Total investments, at value (c)	1,381,733	922,357	1,466,221	448,605	278,303	7,195,052	3,011,678
Cash	—	—	437	—	—	195	—
Foreign currency (e)	—	65	2,761	464	206	—	—
Receivable for:
Investment securities sold	20	698	1	—	1	—	7
Fund shares sold	514	218	1,006	570	385	5,141	1,460
Dividends and interest	5,014	6,337	5,643	4,229	697	6,914	2,949
Receivable from adviser	—	8	29	—	—	58	—
Derivative instruments:
Variation margin on derivative instruments	—	—	108	—	—	59	38
Other assets	5	3	10	1	1	22	11
Total assets	1,387,286	929,686	1,476,216	453,869	279,593	7,207,441	3,016,143
Liabilities
Payable for:
Advisory fees	442	664	438	103	67	1,317	575
Administrative fees	115	114	179	53	34	544	239
12b-1 fees (Class A)	47	29	44	14	9	219	91
Investment securities purchased	—	—	—	1,896	402	2,272	8,511
Fund shares redeemed	552	366	4,054	506	171	4,208	1,201
Trustee fees	57	51	31	6	5	135	59
Other expenses	5	20	123	—	—	707	267
Return of securities loaned	204	8,607	11,924	24,709	3,785	171,023	95,820
Deferred foreign capital gains tax liability	—	164	510	—	—	—	—
Total liabilities	1,422	10,015	17,303	27,287	4,473	180,425	106,763
Net assets	$1,385,864	$919,671	$1,458,913	$426,582	$275,120	$7,027,016	$2,909,380
Net assets consist of:
Paid-in capital	$1,310,416	$1,009,558	$1,438,616	$447,299	$233,178	$4,757,536	$2,126,397
Undistributed (excess of distributions
over) net investment income (loss)	51,588	21,575	23,428	22,249	9,481	143,660	42,375
Accumulated net realized gain (loss)	1,253	(180,006)	(101,759)	(68,684)	8,795	455,334	293,120
Net unrealized appreciation (depreciation) on
investments and foreign currency	22,607	68,544	98,628	25,718	23,666	1,670,486	447,488
	$1,385,864	$919,671	$1,458,913	$426,582	$275,120	$7,027,016	$2,909,380
Net assets - Class A	$1,385,070	$919,169	$1,458,711	$426,553	$275,019	$7,021,627	$2,907,675
Shares outstanding - Class A	103,785	90,097	141,042	32,868	17,125	345,292	135,509
Net asset value per share - Class A	$13.35	$10.20	$10.34	$12.98	$16.06	$20.34	$21.46
Net assets - Class B	$794	$502	$202	$29	$101	$5,389	$1,705
Shares outstanding - Class B	57	49	19	2	6	259	78
Net asset value per share - Class B	$14.02	$10.25	$10.40	$13.10	$16.22	$20.80	$21.83
(a) Investments - unaffiliated, at cost	$1,293,883	$828,814	$1,346,428	$421,764	$254,407	$5,293,053	$2,411,941
(b) Investments - affiliated, at cost	65,244	24,380	20,664	1,204	235	231,694	154,053
(c) Total investments, at cost	$1,359,127	$853,194	$1,367,092	$422,968	$254,642	$5,524,747	$2,565,994
(d) Including value of securities on loan	$200	$13,932	$14,449	$23,316	$3,718	$167,237	$113,143
(e) Foreign currency cost	—	64	2,761	462	207	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital MSCI KLD 400 Social Index Fund		JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund		JNL/MFS Mid Cap Value Fund	JNL Multi-Manager Alternative Fund
Assets
Investments - unaffiliated, at value (a)(d)	$2,323,238	$2,098,142		$6,033	$1,169,950		$79,598	$837,949		$803,039
Investments - affiliated, at value (b)	158,192	52,270		107	92,337		297	10,771		154,008
Total investments, at value (c)	2,481,430	2,150,412		6,140	1,262,287		79,895	848,720		957,047
Cash	—	25		1	—		—	489		7,129
Cash collateral segregated for short sales	—	—		—	—		—	—		39,833
Foreign currency (e)	—	1,541		—	—		—	—		11,795
Receivable for:
Investment securities sold	16,204	—		—	22,630		1	—		20,405
Fund shares sold	1,357	1,531		88	735		19	373		114
Dividends and interest	2,340	7,870		6	6,753		143	1,052		3,868
Deposits with brokers and counterparties	—	—		—	—		—	—		40,343
Receivable from adviser	—	—		—	—		—	35		—
Derivative instruments:
Variation margin on derivative instruments	1	—		—	—		—	—		587
Purchased options, at value (i)	—	—		—	—		—	—		890
Forward foreign currency contracts	—	790		—	—		—	—		1,430
OTC swap agreements	—	—		—	—		—	—		2,294
OTC swap premiums paid	—	—		—	—		—	—		34
Other assets	8	7		—	4		—	3		2
Total assets	2,501,340	2,162,176		6,235	1,292,409		80,058	850,672		1,085,771
Liabilities
Cash overdraft	9	—		—	—		—	—		—
Payable for:
Advisory fees	467	449		2	259		22	492		1,000
Administrative fees	192	264		1	97		10	70		154
12b-1 fees (Class A)	75	68		—	38		3	28		30
Investment securities purchased	17,237	419		67	105,303		—	—		25,983
Fund shares redeemed	1,552	1,505		—	409		3	522		415
Dividends on securities sold short	—	—		—	—		—	—		164
Interest expense and brokerage charges	—	—		—	7		—	—		132
Trustee fees	74	77		—	57		1	36		7
Other expenses	267	233		—	4		3	2		62
Deposits from counterparties	—	—		—	—		—	—		192
Return of securities loaned	139,988	17,786		46	8,164		262	2,679		353
Derivative instruments:
Variation margin on derivative instruments	55	300		—	—		—	—		543
Written options, at value (h)	—	—		—	—		—	—		677
Forward foreign currency contracts	—	1,051		—	—		—	—		3,433
OTC swap agreements	—	—		—	—		—	—		2,105
Investment in securities sold short, at value (f)	—	—		—	—		—	—		114,485
Investment in forward sales commitments, at value (g)	—	—		—	3,031		—	—		—
Total liabilities	159,916	22,152		116	117,369		304	3,829		149,735
Net assets	$2,341,424	$2,140,024		$6,119	$1,175,040		$79,754	$846,843		$936,036
Net assets consist of:
Paid-in capital	$1,705,736	$1,775,836		$6,043	$1,130,610		$67,570	$734,893		$931,625
Undistributed (excess of distributions
over) net investment income (loss)	30,163	86,864		11	33,532		2,948	13,848		1,782
Accumulated net realized gain (loss)	214,832	29,556		3	(560)		2,229	54,101		(30,297)
Net unrealized appreciation (depreciation) on
investments and foreign currency	390,693	247,768		62	11,458		7,007	44,001		32,926
	$2,341,424	$2,140,024		$6,119	$1,175,040		$79,754	$846,843		$936,036
Net assets - Class A	$2,339,950	$2,138,420		$6,119	$1,173,677		$79,754	$835,039		$936,036
Shares outstanding - Class A	123,896	145,664		599	98,880		5,946	72,814		94,539
Net asset value per share - Class A	$18.89	$14.68		$10.22	$11.87		$13.41	$11.47		$9.90
Net assets - Class B	$1,474	$1,604	$	N/A	$1,363	$	N/A	$11,804	$	N/A
Shares outstanding - Class B	77	105		N/A	111		N/A	1,022		N/A
Net asset value per share - Class B	$19.21	$15.25	$	N/A	$12.29	$	N/A	$11.55	$	N/A
(a) Investments - unaffiliated, at cost	$1,933,812	$1,852,475		$5,971	$1,158,502		$72,591	$793,965		$764,867
(b) Investments - affiliated, at cost	158,192	49,544		107	92,337		297	10,771		154,008
(c) Total investments, at cost	$2,092,004	$1,902,019		$6,078	$1,250,839		$72,888	$804,736		$918,875
(d) Including value of securities on loan	$137,025	$21,384		$69	$8,050		$256	$4,203		$347
(e) Foreign currency cost	—	1,518		—	—		—	—		11,655
(f) Proceeds from securities sold short	—	—		—	—		—	—		106,526
(g) Proceeds from forward sales commitments	—	—		—	3,041		—	—		—
(h) Premiums from written options	—	—		—	—		—	—		906
(i) Purchased options, at cost	—	—		—	—		—	—		773

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL Multi-Manager Mid Cap Fund		JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund		JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Assets
Investments - unaffiliated, at value (a)(d)		$889,985	$1,417,097	$1,078,790	$797,253		$382,204	$2,147,417	$2,803,785
Investments - affiliated, at value (b)		26,332	96,737	53,427	15,881		16,462	110,447	6,003
Total investments, at value (c)		916,317	1,513,834	1,132,217	813,134		398,666	2,257,864	2,809,788
Cash		281	—	53	4,650		—	147	6,659
Foreign currency (e)		—	—	—	17		207	932	5,574
Receivable for:
Investment securities sold		4,020	17,772	19,301	21,688		—	5,605	81,654
Fund shares sold		348	751	510	1,721		53	2,508	565
Treasury roll transactions		—	—	—	—		—	—	1,297,480
Dividends and interest		720	460	1,486	3,436		536	2,481	9,528
Deposits with brokers and counterparties		—	—	—	708		—	—	2,858
Receivable from adviser		—	—	—	—		—	25	9
Derivative instruments:
Variation margin on derivative instruments		—	—	—	386		—	—	926
Purchased options, at value (g)		—	—	—	—		—	—	2,543
Forward foreign currency contracts		—	—	—	—		11	21	4,629
OTC swap agreements		—	—	—	—		—	—	1,352
OTC swap premiums paid		—	—	—	—		—	—	130
Other assets		3	8	6	2		5	5	6
Total assets		921,689	1,532,825	1,153,573	845,742		399,478	2,269,588	4,223,701
Liabilities
Payable for:
Advisory fees		549	801	692	315		341	1,131	851
Administrative fees		111	119	90	80		47	277	175
12b-1 fees (Class A)		22	49	39	21		11	71	62
Investment securities purchased		12,292	25,584	17,584	170,085		1,726	—	43,746
Fund shares redeemed		460	717	938	171		75	1,714	951
Treasury roll transactions		—	—	—	—		—	—	2,046,396
Interest expense and brokerage charges		—	—	—	—		—	—	27
Trustee fees		4	43	29	11		2	61	89
Other expenses		2	5	4	2		20	17	6
Deposits from counterparties		—	—	—	—		—	—	2,503
Return of securities loaned		3,625	51,207	39,519	17,696		18,621	24,930	6,003
Derivative instruments:
Variation margin on derivative instruments		—	—	—	195		—	—	803
Written options, at value (f)		—	—	—	—		—	—	562
Forward foreign currency contracts		—	—	—	—		—	—	6,823
OTC swap agreements		—	—	—	—		—	—	2,649
OTC swap premiums received		—	—	—	—		—	—	1,122
Deferred foreign capital gains tax liability		—	—	—	—		1,039	219	—
Total liabilities		17,065	78,525	58,895	188,576		21,882	28,420	2,112,768
Net assets		$904,624	$1,454,300	$1,094,678	$657,166		$377,596	$2,241,168	$2,110,933
Net assets consist of:
Paid-in capital		$797,973	$1,211,665	$826,845	$627,878		$327,993	$1,680,127	$2,353,785
Undistributed (excess of distributions
over) net investment income (loss)		1,678	(1,992)	9,370	28,452		55	27,694	17,090
Accumulated net realized gain (loss)		20,878	29,537	148,325	(11,071)		(15,857)	11,856	(234,689)
Net unrealized appreciation (depreciation) on
investments and foreign currency		84,095	215,090	110,138	11,907		65,405	521,491	(25,253)
		$904,624	$1,454,300	$1,094,678	$657,166		$377,596	$2,241,168	$2,110,933
Net assets - Class A		$904,624	$1,453,297	$1,094,237	$657,145		$377,596	$2,239,449	$2,110,174
Shares outstanding - Class A		78,846	62,794	73,182	58,843		37,020	136,175	216,303
Net asset value per share - Class A		$11.47	$23.14	$14.95	$11.17		$10.20	$16.45	$9.76
Net assets - Class B	$	N/A	$1,003	$441	$21	$	N/A	$1,719	$759
Shares outstanding - Class B		N/A	42	29	2		N/A	103	77
Net asset value per share - Class B	$	N/A	$24.17	$14.99	$11.24	$	N/A	$16.73	$9.86
(a) Investments - unaffiliated, at cost		$805,915	$1,202,114	$969,171	$786,350		$315,750	$1,625,740	$2,830,474
(b) Investments - affiliated, at cost		26,332	96,737	53,427	15,881		16,462	110,447	6,003
(c) Total investments, at cost		$832,247	$1,298,851	$1,022,598	$802,231		$332,212	$1,736,187	$2,836,477
(d) Including value of securities on loan		$13,453	$66,474	$38,543	$50,376		$21,999	$40,441	$5,861
(e) Foreign currency cost		—	—	—	13		207	932	5,557
(f) Premiums from written options		—	—	—	—		—	—	1,150
(g) Purchased options, at cost		—	—	—	—		—	—	2,880

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund		JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund		JNL/PPM America Value Equity Fund
Assets
Investments - unaffiliated, at value (a)(d)	$4,976,675		$1,518,276	$2,474,817	$712,177	$813,669		$1,267,870	$226,345
Investments - affiliated, at value (b)	28,272		54,800	96,455	—	—		20,513	—
Total investments, at value (c)	5,004,947		1,573,076	2,571,272	712,177	813,669		1,288,383	226,345
Cash	20,954		12,167	5,261	—	—		2,875	—
Foreign currency (e)	12,554		—	—	—	—		2	—
Receivable for:
Investment securities sold	1,914,520		29,401	8,287	3,128	4,062		21,473	892
Fund shares sold	882		788	775	805	993		330	107
Dividends and interest	15,433		3,569	31,806	1,273	727		7,633	444
Deposits with brokers and counterparties	3,845		180	1,596	—	—		983	—
Receivable from adviser	61		8	—	45	50		—	—
Derivative instruments:
Variation margin on derivative instruments	3,512		44	336	—	—		469	—
Purchased options, at value (g)	941		—	—	—	—		—	—
Forward foreign currency contracts	13,998		—	—	—	—		—	—
OTC swap agreements	2,434		—	—	—	—		—	—
OTC swap premiums paid	34		—	—	—	—		—	—
Other assets	11		20	8	3	3		3	1
Total assets	6,994,126		1,619,253	2,619,341	717,431	819,504		1,322,151	227,789
Liabilities
Cash overdraft	—		—	—	392	298		—	11
Payable for reverse repurchase agreements	475		—	—	—	—		—	—
Payable for:
Advisory fees	1,427		761	850	419	458		522	103
Administrative fees	282		191	196	57	62		107	19
12b-1 fees (Class A)	117		48	76	22	24		41	7
Investment securities purchased	3,361,054		74,898	46,429	—	1,113		9,532	—
Fund shares redeemed	2,234		1,256	3,289	361	439		290	1,457
Treasury roll transactions	92,885		—	—	—	—		—	—
Trustee fees	180		30	75	10	9		21	9
Other expenses	66		111	6	4	2		4	—
Deposits from counterparties	6,491		—	—	—	—		—	—
Return of securities loaned	28,272		—	180,224	24,308	54,859		14,793	1,603
Derivative instruments:
Variation margin on derivative instruments	4,141		3	8	—	—		252	—
Written options, at value (f)	993		—	—	—	—		—	—
Forward foreign currency contracts	15,790		—	—	—	—		—	—
OTC swap premiums received	2,915		—	—	—	—		—	—
Total liabilities	3,517,322		77,298	231,153	25,573	57,264		25,562	3,209
Net assets	$3,476,804		$1,541,955	$2,388,188	$691,858	$762,240		$1,296,589	$224,580
Net assets consist of:
Paid-in capital	$3,409,765		$1,529,676	$2,374,241	$577,549	$631,073		$1,250,337	$232,015
Undistributed (excess of distributions
over) net investment income (loss)	33,038		75,434	203,194	7,170	5,745		42,155	4,743
Accumulated net realized gain (loss)	(10,041)		(50,396)	(236,329)	42,079	25,940		(12,706)	(35,371)
Net unrealized appreciation (depreciation) on
investments and foreign currency	44,042		(12,759)	47,082	65,060	99,482		16,803	23,193
	$3,476,804		$1,541,955	$2,388,188	$691,858	$762,240		$1,296,589	$224,580
Net assets - Class A	$3,458,582		$1,541,955	$2,373,863	$691,788	$761,983		$1,296,589	$224,486
Shares outstanding - Class A	270,854		143,878	169,239	46,505	55,601		107,860	10,456
Net asset value per share - Class A	$12.77		$10.72	$14.03	$14.88	$13.70		$12.02	$21.47
Net assets - Class B	$18,222	$	N/A	$14,325	$70	$257	$	N/A	$94
Shares outstanding - Class B	1,325		N/A	886	5	18		N/A	4
Net asset value per share - Class B	$13.75	$	N/A	$16.16	$14.99	$14.07	$	N/A	$21.62
(a) Investments - unaffiliated, at cost	$4,959,433		$1,531,106	$2,428,192	$647,117	$714,187		$1,252,335	$203,151
(b) Investments - affiliated, at cost	28,272		54,800	96,455	—	—		20,513	—
(c) Total investments, at cost	$4,987,705		$1,585,906	$2,524,647	$647,117	$714,187		$1,272,848	$203,151
(d) Including value of securities on loan	$27,658		$—	$213,776	$33,954	$61,419		$15,779	$2,761
(e) Foreign currency cost	12,511		—	—	—	—		2	—
(f) Premiums from written options	4,796		—	—	—	—		—	—
(g) Purchased options, at cost	2,487		—	—	—	—		—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund		JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Assets
Investments - unaffiliated, at value (a)(d)	$478,826	$2,850,692	$5,611,784		$39,192	$2,617,566	$305,900	$2,332,360
Investments - affiliated, at value (b)	44,924	95,086	342,602		786	107,817	16,710	130,993
Total investments, at value (c)	523,750	2,945,778	5,954,386		39,978	2,725,383	322,610	2,463,353
Cash	920	—	12		—	—	—	—
Foreign currency (e)	—	—	—		86	—	—	—
Receivable for:
Investment securities sold	3,710	—	—		—	—	389	6,000
Fund shares sold	10	459	1,629		285	1,560	434	2,160
Dividends and interest	2,854	1,417	5,728		187	4,680	166	4,752
Other assets	1	10	21		—	9	1	8
Total assets	531,245	2,947,664	5,961,776		40,536	2,731,632	323,600	2,476,273
Liabilities
Cash overdraft	—	—	—		—	1,417	228	3,411
Payable for:
Advisory fees	337	834	1,632		14	775	126	694
Administrative fees	61	233	439		5	216	25	192
12b-1 fees (Class A)	16	89	178		1	84	9	75
Investment securities purchased	168	—	—		55	—	—	—
Fund shares redeemed	441	503	4,614		241	2,796	455	3,563
Trustee fees	24	55	101		2	52	5	41
Other expenses	2	11	21		—	11	1	8
Return of securities loaned	28,035	138,317	427,474		695	107,817	16,710	130,993
Total liabilities	29,084	140,042	434,459		1,013	113,168	17,559	138,977
Net assets	$502,161	$2,807,622	$5,527,317		$39,523	$2,618,464	$306,041	$2,337,296
Net assets consist of:
Paid-in capital	$355,631	$2,684,616	$4,656,708		$34,871	$2,636,569	$305,626	$2,172,599
Undistributed (excess of distributions
over) net investment income (loss)	9,413	52,764	232,693		5,257	91,595	7,384	72,648
Accumulated net realized gain (loss)	21,883	52,092	402,183		(3,592)	(74,655)	(12,142)	70,103
Net unrealized appreciation (depreciation) on
investments and foreign currency	115,234	18,150	235,733		2,987	(35,045)	5,173	21,946
	$502,161	$2,807,622	$5,527,317		$39,523	$2,618,464	$306,041	$2,337,296
Net assets - Class A	$501,649	$2,807,200	$5,525,694		$39,523	$2,618,016	$306,027	$2,337,003
Shares outstanding - Class A	47,454	191,253	347,271		3,438	196,519	25,489	170,419
Net asset value per share - Class A	$10.57	$14.68	$15.91		$11.50	$13.32	$12.01	$13.71
Net assets - Class B	$512	$422	$1,623	$	N/A	$448	$14	$293
Shares outstanding - Class B	48	29	101		N/A	33	1	21
Net asset value per share - Class B	$10.68	$14.79	$16.12	$	N/A	$13.58	$12.03	$13.86
(a) Investments - unaffiliated, at cost	$363,537	$2,832,542	$5,376,272		$36,211	$2,652,612	$300,815	$2,310,414
(b) Investments - affiliated, at cost	44,924	95,086	342,602		786	107,817	16,710	130,993
(c) Total investments, at cost	$408,461	$2,927,628	$5,718,874		$36,997	$2,760,429	$317,525	$2,441,407
(d) Including value of securities on loan	$26,676	$135,134	$418,223		$767	$106,159	$16,636	$127,909
(e) Foreign currency cost	—	—	—		86	—	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/Scout Unconstrained Bond Fund		JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Westchester Capital Event Driven Fund		JNL/WMC Balanced Fund
Assets
Investments - unaffiliated, at value (a)(d)		$1,014,675	$7,566,305	$4,530,226	$1,605,696	$4,640,679		$288,329	$6,938,049
Investments - affiliated, at value (b)		115,799	385,657	318,081	5,188	50,085		6,469	513,095
Total investments, at value (c)		1,130,474	7,951,962	4,848,307	1,610,884	4,690,764		294,798	7,451,144
Cash		968	1,636	1,100	—	1,101		—	231
Cash collateral segregated for short sales		—	—	—	—	—		24,656	—
Foreign currency (e)		—	—	246	—	—		1,204	98
Receivable for:
Investment securities sold		19,765	2,644	29,026	26	55,561		25,311	118,046
Fund shares sold		262	7,059	3,245	770	1,585		151	7,372
Dividends and interest		2,924	3,773	2,516	6,818	6,617		1,435	18,419
Deposits with brokers and counterparties		2,847	—	—	—	—		63,630	711
Receivable from adviser		—	—	—	—	53		—	—
Derivative instruments:
Variation margin on derivative instruments		264	—	—	63	—		—	230
Purchased options, at value (i)		—	—	—	—	—		2,346	—
Forward foreign currency contracts		—	—	1	—	—		54	—
OTC swap agreements		—	—	—	—	—		6,914	—
Other assets		4	21	14	5	14		1	23
Total assets		1,157,508	7,967,095	4,884,455	1,618,566	4,755,695		420,500	7,596,274
Liabilities
Cash overdraft		—	—	—	—	—		11,292	—
Payable for:
Advisory fees		591	3,618	2,765	540	2,334		306	2,512
Administrative fees		137	612	379	133	371		42	552
12b-1 fees (Class A)		36	247	140	52	147		11	224
Investment securities purchased		42,792	5,019	18,094	6,149	54,109		30,561	363,718
Fund shares redeemed		569	4,506	4,681	3,559	1,914		415	4,104
Dividends on securities sold short		—	—	—	—	—		47	—
Interest expense and brokerage charges		—	—	—	—	—		39	—
Trustee fees		13	149	102	59	98		3	123
Other expenses		4	24	15	6	15		2	23
Return of securities loaned		—	38,887	45,260	2,438	—		—	63,340
Derivative instruments:
Variation margin on derivative instruments		—	—	—	146	—		—	54
Written options, at value (h)		—	—	—	—	—		7,732	—
Forward foreign currency contracts		—	—	—	—	—		1,179	—
OTC swap agreements		—	—	—	—	—		8,084	—
Investment in securities sold short, at value (f)		—	—	—	—	—		24,339	—
Investment in forward sales commitments, at value (g)		—	—	—	—	—		—	5,792
Total liabilities		44,142	53,062	71,436	13,082	58,988		84,052	440,442
Net assets		$1,113,366	$7,914,033	$4,813,019	$1,605,484	$4,696,707		$336,448	$7,155,832
Net assets consist of:
Paid-in capital		$1,087,102	$5,040,534	$3,267,042	$1,618,260	$3,681,056		$320,611	$5,900,202
Undistributed (excess of distributions
over) net investment income (loss)		11,217	8,109	(3,608)	33,843	107,228		6,701	167,219
Accumulated net realized gain (loss)		12,920	1,069,176	448,683	(49,434)	364,062		7,734	291,303
Net unrealized appreciation (depreciation) on
investments and foreign currency		2,127	1,796,214	1,100,902	2,815	544,361		1,402	797,108
		$1,113,366	$7,914,033	$4,813,019	$1,605,484	$4,696,707		$336,448	$7,155,832
Net assets - Class A		$1,113,366	$7,826,802	$4,732,339	$1,605,191	$4,695,682		$336,448	$7,154,275
Shares outstanding - Class A		110,530	188,742	103,611	161,824	277,580		33,164	307,325
Net asset value per share - Class A		$10.07	$41.47	$45.67	$9.92	$16.92		$10.14	$23.28
Net assets - Class B	$	N/A	$87,231	$80,680	$293	$1,025	$	N/A	$1,557
Shares outstanding - Class B		N/A	2,046	1,700	29	58		N/A	65
Net asset value per share - Class B	$	N/A	$42.63	$47.47	$10.02	$17.60	$	N/A	$23.96
(a) Investments - unaffiliated, at cost		$1,014,935	$5,770,092	$3,429,323	$1,602,691	$4,096,321		$284,370	$6,141,527
(b) Investments - affiliated, at cost		115,799	385,657	318,081	5,188	50,085		6,469	513,095
(c) Total investments, at cost		$1,130,734	$6,155,749	$3,747,404	$1,607,879	$4,146,406		$290,839	$6,654,622
(d) Including value of securities on loan		$—	$209,191	$218,230	$2,391	$—		$—	$62,016
(e) Foreign currency cost		—	—	245	—	—		1,190	98
(f) Proceeds from securities sold short		—	—	—	—	—		21,728	—
(g) Proceeds from forward sales commitments		—	—	—	—	—		—	5,820
(h) Premiums from written options		—	—	—	—	—		10,868	—
(i) Purchased options, at cost		—	—	—	—	—		3,146	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a)(d)	$446,265	$1,723,393
Investments - affiliated, at value (b)	—	32,083
Repurchase agreements (a)	656,100	—
Total investments, at value (c)	1,102,365	1,755,476
Cash	226,630	126
Receivable for:
Investment securities sold	35	—
Fund shares sold	2,719	633
Dividends and interest	588	2,313
Other assets	5	6
Total assets	1,332,342	1,758,554
Liabilities
Payable for:
Advisory fees	291	680
Administrative fees	111	144
12b-1 fees (Class A)	45	56
Investment securities purchased	23	—
Fund shares redeemed	3,285	1,063
Trustee fees	64	64
Other expenses	456	5
Return of securities loaned	—	6,648
Total liabilities	4,275	8,660
Net assets	$1,328,067	$1,749,894
Net assets consist of:
Paid-in capital	$1,328,124	$1,129,965
Undistributed (excess of distributions
over) net investment income (loss)	(54)	47,903
Accumulated net realized gain (loss)	(3)	149,332
Net unrealized appreciation (depreciation) on
investments and foreign currency	—	422,694
	$1,328,067	$1,749,894
Net assets - Class A	$1,320,113	$1,713,913
Shares outstanding - Class A	1,320,169	70,600
Net asset value per share - Class A	$1.00	$24.28
Net assets - Class B	$7,954	$35,981
Shares outstanding - Class B	7,955	1,446
Net asset value per share - Class B	$1.00	$24.89
(a) Investments - unaffiliated, at cost	$1,102,365	$1,300,712
(b) Investments - affiliated, at cost	—	32,083
(c) Total investments, at cost	$1,102,365	$1,332,795
(d) Including value of securities on loan	$—	$6,503

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/AB Dynamic Asset Allocation Fund(b)	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund(b)	JNL/BlackRock Global Allocation Fund(b)	JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund
Investment Income
Dividends (a)	$333	$4,650	$467	$28,392	$9,738	$8,435	$7,643
Foreign taxes withheld	—	(2)	—	(1,093)	(7)	(227)	(328)
Interest	—	—	1,398	15,164	—	—	—
Securities lending (a)	2	1	—	467	165	91	120
Total investment income	335	4,649	1,865	42,930	9,896	8,299	7,435

Expenses
Advisory fees	131	1,441	3,019	13,441	7,917	2,833	4,119
Administrative fees	26	273	482	2,747	1,376	671	515
12b-1 fees (Class A)	34	352	622	3,638	2,652	865	663
Legal fees	—	1	2	10	7	3	2
Trustee fees	—	3	4	27	19	6	5
Chief compliance officer fees	—	—	1	4	3	1	1
Dividends on securities sold short	—	870	—	419	—	—	2,092
Short holdings borrowing fees	—	465	—	91	—	—	—
Other expenses	—	2	6	36	20	2	5
Total expenses	191	3,407	4,136	20,413	11,994	4,381	7,402
Net investment income (loss)	144	1,242	(2,271)	22,517	(2,098)	3,918	33

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	704	59,748	—	84,405	93,522	(4,623)	38,889
Affiliated investments	—	—	—	130	—	—	—
Foreign currency	14	—	13	472	(1)	(6)	(149)
OTC derivative instruments	201	—	(5,113)	23,256	—	—	(3,475)
Exchange traded and centrally
cleared derivative instruments	(136)	99	(18,466)	(6,738)	—	—	(263)
Investment securities sold short	—	(18,881)	—	(159)	—	—	(26,689)
Brokerage commissions recaptured	—	6	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	2,127	(22,868)	(49)	204,441	349,612	(139,364)	19,006
Foreign currency	—	—	(34)	182	—	5	51
OTC derivative instruments	(305)	—	(1,475)	(48,897)	—	—	(850)
Exchange traded and centrally
cleared derivative instruments	(1)	(20)	(9,235)	2,765	—	—	292
Investment securities sold short	—	13,420	—	(1,868)	—	—	(10,982)
Net realized and unrealized gain (loss)	2,604	31,504	(34,359)	257,989	443,133	(143,988)	15,830
Change in net assets from operations	$2,748	$32,746	$(36,630)	$280,506	$441,035	$(140,070)	$15,863
(a) Income from affiliated investments	$5	$22	$467	$503	$235	$135	$69

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Causeway International Value Select Fund	JNL/Crescent High Income Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund
Investment Income
Dividends (a)	$20,375	$21,445	$60	$9,171	$34	$248	$11,261
Foreign taxes withheld	(490)	(1,290)	—	(1)	—	—	(292)
Interest	—	—	19,593	—	5,746	12,511	11,340
Securities lending (a)	147	212	204	136	60	—	35
Total investment income	20,032	20,367	19,857	9,306	5,840	12,759	22,344

Expenses
Advisory fees	3,931	3,249	2,129	2,934	970	3,365	8,601
Administrative fees	738	772	491	515	194	695	1,570
12b-1 fees (Class A)	948	986	632	994	246	891	2,019
Legal fees	3	2	2	3	1	2	6
Trustee fees	7	6	4	7	1	6	14
Chief compliance officer fees	1	1	1	1	—	1	2
Dividends on securities sold short	—	—	—	—	—	—	398
Short holdings borrowing fees	—	—	—	—	—	—	451
Other expenses	9	5	3	6	—	5	43
Total expenses	5,637	5,021	3,262	4,460	1,412	4,965	13,104
Expense waiver	—	—	—	(357)	—	—	(250)
Net expenses	5,637	5,021	3,262	4,103	1,412	4,965	12,854
Net investment income (loss)	14,395	15,346	16,595	5,203	4,428	7,794	9,490

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	34,590	13,509	4,129	4,352	1,899	(843)	2,915
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	(100)	1,816	—	—	—	—	(71)
OTC derivative instruments	119	(1,682)	—	—	—	108,206	2
Investment securities sold short	—	—	—	—	—	—	(3,087)
Brokerage commissions recaptured	46	17	—	—	—	—	98
Net change in unrealized appreciation
(depreciation) on:
Investments	29,978	110,990	(575)	64,496	4,571	5,978	151,798
Foreign currency	44	110	—	—	—	—	34
OTC derivative instruments	(4)	5	—	—	—	(21,906)	—
Investment securities sold short	—	—	—	—	—	—	(52,218)
Net realized and unrealized gain (loss)	64,673	124,765	3,554	68,848	6,470	91,435	99,471
Change in net assets from operations	$79,068	$140,111	$20,149	$74,051	$10,898	$99,229	$108,961
(a) Income from affiliated investments	$197	$69	$60	$13	$34	$248	$133

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Investment Income
Dividends (a)	$16,152	$471	$29,075	$8,746	$13,543	$58	$3
Foreign taxes withheld	(848)	(1,562)	(952)	(645)	(216)	—	(102)
Interest	558	58,658	34,223	247	1,617	17,046	9,392
Securities lending (a)	192	—	1,247	233	149	8	7
Total investment income	16,054	57,567	63,593	8,581	15,093	17,112	9,300

Expenses
Advisory fees	3,242	5,957	7,732	2,584	4,379	3,187	1,141
Administrative fees	742	1,318	1,247	422	608	563	234
12b-1 fees (Class A)	955	1,695	2,408	541	1,173	1,087	301
Legal fees	3	5	7	1	14	3	1
Trustee fees	7	12	18	3	9	8	3
Chief compliance officer fees	1	2	2	1	1	1	—
Other expenses	8	33	17	7	13	9	5
Total expenses	4,958	9,022	11,431	3,559	6,197	4,858	1,685
Expense waiver	—	—	—	—	(182)	(62)	(25)
Net expenses	4,958	9,022	11,431	3,559	6,015	4,796	1,660
Net investment income (loss)	11,096	48,545	52,162	5,022	9,078	12,316	7,640

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	18,299	(46,131)	32,561	12,339	29,807	7,771	(9,492)
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	5	4,334	(8)	54	1,104	210	261
OTC derivative instruments	(6)	21,738	—	(70)	(6,253)	(3,519)	3,952
Exchange traded and centrally
cleared derivative instruments	—	(2,828)	—	—	—	5,659	(730)
Brokerage commissions recaptured	24	—	7	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	70,563	134,997	25,811	83,134	30,398	11,103	26,355
Foreign currency	35	256	103	34	36	9	56
OTC derivative instruments	(1)	(89,492)	—	—	(2,093)	(2,811)	220
Exchange traded and centrally
cleared derivative instruments	—	(4,997)	—	—	—	(2,640)	1,847
Net realized and unrealized gain (loss)	88,919	17,877	58,474	95,491	52,999	15,782	22,469
Change in net assets from operations	$100,015	$66,422	$110,636	$100,513	$62,077	$28,098	$30,109
(a) Income from affiliated investments	$342	$471	$1,672	$297	$371	$58	$4

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund
Investment Income
Dividends (a)	$3,688	$3,674	$36,724	$22,214	$4,024	$5,464	$6,518
Foreign taxes withheld	(253)	—	(1,312)	(1,426)	—	—	(48)
Securities lending (a)	13	18	113	145	6	137	379
Total investment income	3,448	3,692	35,525	20,933	4,030	5,601	6,849

Expenses
Advisory fees	647	2,120	6,594	4,134	2,111	6,263	5,338
Administrative fees	114	354	1,410	993	313	774	858
12b-1 fees (Class A)	144	454	1,812	1,277	605	1,492	1,654
Legal fees	—	1	5	3	2	4	4
Trustee fees	1	3	13	9	4	11	12
Chief compliance officer fees	—	—	2	1	1	2	1
Other expenses	—	28	17	17	5	9	16
Total expenses	906	2,960	9,853	6,434	3,041	8,555	7,883
Expense waiver	—	(114)	(12)	(12)	(12)	(74)	—
Net expenses	906	2,846	9,841	6,422	3,029	8,481	7,883
Net investment income (loss)	2,542	846	25,684	14,511	1,001	(2,880)	(1,034)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	5,101	5,674	2,800	18,817	20,396	74,230	70,736
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	109	(96)	72	(179)	13	—	—
OTC derivative instruments	30	(13)	(47)	(58)	(20)	—	—
Brokerage commissions recaptured	—	—	28	—	8	16	8
Net change in unrealized appreciation
(depreciation) on:
Investments	9,653	108,509	55,233	143,764	(9,835)	83,363	176,472
Foreign currency	15	(199)	107	151	1	—	—
OTC derivative instruments	(293)	—	—	6	—	—	—
Net realized and unrealized gain (loss)	14,615	113,875	58,193	162,501	10,563	157,609	247,216
Change in net assets from operations	$17,157	$114,721	$83,877	$177,012	$11,564	$154,729	$246,182
(a) Income from affiliated investments	$23	$35	$62	$270	$60	$130	$167

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund
Investment Income
Dividends (a)	$129	$16,120	$15,722	$11,483	$4,398	$69,427	$21,875
Foreign taxes withheld	—	(1,609)	(1,582)	(752)	(237)	—	—
Interest	20,260	—	3	—	—	19	6
Securities lending (a)	4	36	58	134	173	278	348
Total investment income	20,393	14,547	14,201	10,865	4,334	69,724	22,229

Expenses
Advisory fees	2,703	4,004	2,217	555	375	7,800	3,401
Administrative fees	705	687	897	281	185	3,223	1,409
12b-1 fees (Class A)	1,361	884	1,149	361	238	6,589	2,718
Licensing fees paid to third parties	—	—	100	—	—	683	258
Legal fees	4	3	3	1	1	19	8
Trustee fees	11	6	7	3	2	48	20
Chief compliance officer fees	1	1	1	—	—	7	3
Other expenses	10	24	12	8	3	41	14
Total expenses	4,795	5,609	4,386	1,209	804	18,410	7,831
Expense waiver	—	(50)	(113)	—	—	(342)	—
Net expenses	4,795	5,559	4,273	1,209	804	18,068	7,831
Net investment income (loss)	15,598	8,988	9,928	9,656	3,530	51,656	14,398

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	4,661	(1,079)	(1,030)	738	18,532	335,245	110,179
Affiliated investments	—	—	—	—	—	707	—
Foreign currency	—	(188)	(473)	61	(10)	—	—
OTC derivative instruments	—	116	(527)	—	34	—	—
Exchange traded and centrally
cleared derivative instruments	—	—	2,841	—	—	8,025	2,272
Brokerage commissions recaptured	—	2	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	4,875	104,541	182,225	41,345	11,579	184,684	26,801
Foreign currency	—	7	583	137	8	—	—
Exchange traded and centrally
cleared derivative instruments	—	—	186	—	—	186	110
Net realized and unrealized gain (loss)	9,536	103,399	183,805	42,281	30,143	528,847	139,362
Change in net assets from operations	$25,134	$112,387	$193,733	$51,937	$33,673	$580,503	$153,760
(a) Income from affiliated investments	$129	$51	$117	$3	$1	$751	$454

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital MSCI KLD 400 Social Index Fund(b)	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL Multi-Manager Alternative Fund
Investment Income
Dividends (a)	$17,099	$47,179	$17	$185	$1,295	$7,550	$4,345
Foreign taxes withheld	(4)	(2,972)	—	—	—	(22)	(196)
Interest	9	—	—	13,748	—	—	5,918
Securities lending (a)	722	520	—	34	1	16	36
Total investment income	17,826	44,727	17	13,967	1,296	7,544	10,103

Expenses
Advisory fees	2,842	2,878	3	1,527	126	3,042	6,646
Administrative fees	1,166	1,698	1	569	58	431	849
12b-1 fees (Class A)	2,250	2,188	2	1,098	74	822	818
Licensing fees paid to third parties	213	207	—	—	3	—	—
Legal fees	7	7	—	3	—	3	2
Trustee fees	17	17	—	8	—	6	6
Chief compliance officer fees	2	2	—	1	—	1	1
Dividends on securities sold short	—	—	—	—	—	—	1,032
Short holdings borrowing fees	—	—	—	—	—	—	750
Other expenses	14	28	—	8	1	6	39
Total expenses	6,511	7,025	6	3,214	262	4,311	10,143
Expense waiver	—	—	—	—	—	(108)	(1,019)
Net expenses	6,511	7,025	6	3,214	262	4,203	9,124
Net investment income (loss)	11,315	37,702	11	10,753	1,034	3,341	979

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	126,931	67,774	3	1,209	661	82,477	27,984
Affiliated investments	—	1,327	—	—	—	—	—
Foreign currency	—	(478)	—	—	—	46	622
OTC derivative instruments	—	1,243	—	—	—	(32)	(6,536)
Exchange traded and centrally
cleared derivative instruments	429	5,134	—	—	—	—	4,055
Investment securities sold short	—	—	—	—	—	—	(13,369)
Brokerage commissions recaptured	—	—	—	—	—	19	8
Net change in unrealized appreciation
(depreciation) on:
Investments	(79,801)	186,542	62	11,466	4,132	(37,997)	15,617
Foreign currency	—	296	—	—	—	—	64
OTC derivative instruments	—	502	—	—	—	—	(4,893)
Exchange traded and centrally
cleared derivative instruments	472	(1,467)	—	—	—	—	1,252
Investment securities sold short	—	—	—	—	—	—	(1,407)
Net realized and unrealized gain (loss)	48,031	260,873	65	12,675	4,793	44,513	23,397
Change in net assets from operations	$59,346	$298,575	$76	$23,428	$5,827	$47,854	$24,376
(a) Income from affiliated investments	$779	$803	$—	$219	$2	$49	$415

(b)	Period from commencement of operations April 24, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Investment Income
Dividends (a)	$5,528	$4,084	$8,320	$1,405	$2,906	$22,161	$19
Foreign taxes withheld	(21)	(1)	(7)	—	(125)	(1,549)	—
Interest	—	—	—	9,834	—	—	31,166
Securities lending (a)	15	565	355	114	333	223	2
Total investment income	5,522	4,648	8,668	11,353	3,114	20,835	31,187

Expenses
Advisory fees	3,167	4,579	4,368	1,818	1,859	6,179	4,924
Administrative fees	643	681	566	462	253	1,507	1,011
12b-1 fees (Class A)	810	1,315	1,095	594	325	1,935	1,948
Legal fees	2	4	3	2	1	5	5
Trustee fees	6	9	9	4	2	14	14
Chief compliance officer fees	1	1	1	1	—	2	2
Interest expense	—	—	—	—	—	—	2,897
Other expenses	2	9	7	6	16	13	23
Total expenses	4,631	6,598	6,049	2,887	2,456	9,655	10,824
Expense waiver	—	—	—	—	—	(149)	(54)
Net expenses	4,631	6,598	6,049	2,887	2,456	9,506	10,770
Net investment income (loss)	891	(1,950)	2,619	8,466	658	11,329	20,417

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	18,813	95,818	97,647	4,302	2,599	54,786	13,764
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	—	—	2	274	(130)	(196)	(665)
OTC derivative instruments	—	—	—	(85)	(9)	168	(6,699)
Exchange traded and centrally
cleared derivative instruments	—	—	—	(2,016)	—	—	(1,087)
Brokerage commissions recaptured	17	10	106	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	42,040	82,153	(69,420)	15,385	58,810	291,898	(8,461)
Foreign currency	—	—	(2)	13	(22)	98	87
OTC derivative instruments	—	—	—	—	8	27	(2,316)
Exchange traded and centrally
cleared derivative instruments	—	—	—	1,432	—	—	3,568
Net realized and unrealized gain (loss)	60,870	177,981	28,333	19,305	61,256	346,781	(1,809)
Change in net assets from operations	$61,761	$176,031	$30,952	$27,771	$61,914	$358,110	$18,608
(a) Income from affiliated investments	$66	$661	$406	$52	$45	$209	$2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund
Investment Income
Dividends (a)	$—	$133	$3,186	$6,481	$6,597	$151	$2,739
Foreign taxes withheld	—	—	—	—	(31)	—	—
Interest	62,554	33,330	68,161	—	—	18,708	—
Securities lending (a)	45	—	621	44	189	38	8
Total investment income	62,599	33,463	71,968	6,525	6,755	18,897	2,747

Expenses
Advisory fees	8,761	4,501	5,164	2,823	2,927	2,954	640
Administrative fees	1,731	1,126	1,192	386	400	601	116
12b-1 fees (Class A)	3,380	1,449	2,289	746	774	1,159	225
Legal fees	12	12	9	2	2	3	1
Trustee fees	25	11	17	6	6	8	1
Chief compliance officer fees	4	1	2	1	1	1	—
Interest expense	543	—	—	—	—	—	—
Other expenses	55	179	17	9	9	15	2
Total expenses	14,511	7,279	8,690	3,973	4,119	4,741	985
Expense waiver	(379)	(50)	—	(311)	(326)	—	—
Net expenses	14,132	7,229	8,690	3,662	3,793	4,741	985
Net investment income (loss)	48,467	26,234	63,278	2,863	2,962	14,156	1,762

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	36,898	(3,349)	30,320	39,502	42,943	2,836	7,721
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	(1,289)	—	—	—	—	(143)	—
OTC derivative instruments	(3,957)	—	—	—	—	—	—
Exchange traded and centrally
cleared derivative instruments	68,294	(458)	(1,959)	—	—	(2,225)	—
Brokerage commissions recaptured	—	—	—	18	23	—	5
Net change in unrealized appreciation
(depreciation) on:
Investments	60,017	(2,781)	7,365	(30,590)	(11,866)	14,866	(5,115)
Foreign currency	129	—	—	—	—	180	—
OTC derivative instruments	(25,205)	—	—	—	—	—	—
Exchange traded and centrally
cleared derivative instruments	(52,943)	32	287	—	—	1,210	—
Net realized and unrealized gain (loss)	81,944	(6,556)	36,013	8,930	31,100	16,724	2,611
Change in net assets from operations	$130,411	$19,678	$99,291	$11,793	$34,062	$30,880	$4,373
(a) Income from affiliated investments	$45	$133	$195	$9	$9	$81	$3

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Investment Income
Dividends (a)	$9,310	$24,237	$102,924	$1,834	$33,961	$2,976	$32,569
Foreign taxes withheld	(148)	—	—	(114)	—	—	—
Securities lending (a)	148	185	451	33	91	69	132
Total investment income	9,310	24,422	103,375	1,753	34,052	3,045	32,701

Expenses
Advisory fees	1,945	5,199	10,146	198	4,774	775	4,273
Administrative fees	355	1,450	2,726	66	1,329	155	1,185
12b-1 fees (Class A)	457	2,801	5,531	86	2,567	299	2,290
Legal fees	1	8	16	—	8	1	7
Trustee fees	3	21	42	1	19	3	18
Chief compliance officer fees	1	3	6	—	3	—	2
Other expenses	3	23	42	2	23	3	17
Total expenses	2,765	9,505	18,509	353	8,723	1,236	7,792
Net investment income (loss)	6,545	14,917	84,866	1,400	25,329	1,809	24,909

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	25,891	44,774	99,330	12,066	(30,288)	22,592	19,882
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	71	—	—	256	—	—	—
OTC derivative instruments	(14)	—	—	(19)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	54,213	(823)	(74,027)	(1,619)	142,555	(15,922)	29,008
Foreign currency	115	—	—	15	—	—	—
OTC derivative instruments	1	—	—	—	—	—	—
Net realized and unrealized gain (loss)	80,277	43,951	25,303	10,699	112,267	6,670	48,890
Change in net assets from operations	$86,822	$58,868	$110,169	$12,099	$137,596	$8,479	$73,799
(a) Income from affiliated investments	$178	$191	$464	$34	$93	$71	$140

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund
Investment Income
Dividends (a)	$411	$33,440	$17,201	$60	$50,414	$2,625	$58,224
Foreign taxes withheld	—	(191)	(121)	—	(631)	(48)	(439)
Interest	8,102	—	—	16,537	1,171	1,060	28,804
Securities lending (a)	96	867	861	13	139	—	257
Total investment income	8,609	34,116	17,941	16,610	51,093	3,637	86,846

Expenses
Advisory fees	3,707	19,983	15,193	3,267	13,594	1,926	14,543
Administrative fees	865	3,392	2,097	805	2,164	263	3,201
12b-1 fees (Class A)	1,114	6,870	4,101	1,554	4,320	338	6,541
Legal fees	3	19	11	4	12	1	18
Trustee fees	9	48	32	12	32	3	47
Chief compliance officer fees	1	7	4	2	4	—	6
Dividends on securities sold short	—	—	—	—	—	595	—
Short holdings borrowing fees	—	—	—	—	—	228	—
Other expenses	8	57	26	12	28	7	41
Total expenses	5,707	30,376	21,464	5,656	20,154	3,361	24,397
Expense waiver	—	—	—	—	(311)	—	—
Net expenses	5,707	30,376	21,464	5,656	19,843	3,361	24,397
Net investment income (loss)	2,902	3,740	(3,523)	10,954	31,250	276	62,449

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	5,156	656,236	207,661	303	178,868	22,676	138,928
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	(156)	(21)	(4)	—	(96)	(31)	15
OTC derivative instruments	1,536	3	3	—	87	10,434	(2)
Exchange traded and centrally
cleared derivative instruments	(1,544)	—	—	(217)	—	(2,030)	(1,860)
Investment securities sold short	—	—	—	—	—	(9,976)	—
Brokerage commissions recaptured	—	29	31	—	62	—	6
Net change in unrealized appreciation
(depreciation) on:
Investments	5,444	608,220	376,660	3,460	154,004	(10,446)	138,826
Foreign currency	—	19	(1)	—	3	18	15
OTC derivative instruments	(7)	—	1	—	—	(2,115)	—
Exchange traded and centrally
cleared derivative instruments	3,472	—	—	(90)	—	3,933	1,107
Investment securities sold short	—	—	—	—	—	2,988	—
Net realized and unrealized gain (loss)	13,901	1,264,486	584,351	3,456	332,928	15,451	277,035
Change in net assets from operations	$16,803	$1,268,226	$580,828	$14,410	$364,178	$15,727	$339,484
(a) Income from affiliated investments	$507	$464	$867	$60	$109	$20	$1,427

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment Income
Dividends (a)	$—	$22,492
Foreign taxes withheld	—	(111)
Interest	5,027	—
Securities lending (a)	—	83
Total investment income	5,027	22,464

Expenses
Advisory fees	1,875	4,078
Administrative fees	720	862
12b-1 fees (Class A)	1,385	1,631
Legal fees	5	5
Trustee fees	11	12
Chief compliance officer fees	1	2
Other expenses	11	12
Total expenses	4,008	6,602
Recovery of previously reimbursed expenses	1,019	—
Net expenses	5,027	6,602
Net investment income (loss)	—	15,862

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	56,837
Affiliated investments	—	—
Foreign currency	—	(1)
Net change in unrealized appreciation
(depreciation) on:
Investments	—	27,560
Foreign currency	—	47
Net realized and unrealized gain (loss)	—	84,443
Change in net assets from operations	$—	$100,305
(a) Income from affiliated investments	$—	$133

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Cash Flows (in thousands)

For the Six Months Ended June 30, 2017

	JNL/AQR Large Cap Relaxed Constraint Equity Fund		JNL/PIMCO Real Return Fund
Cash flows used in operating activities
Net increase in net assets from operations	$32,746		$18,608
Adjustments to reconcile net increase in net assets from operations to net cash flow used in operating activities:
Purchase of long-term investments	(485,478)		(2,135,778)
Proceeds from sales and maturities of long-term investments	491,476		1,568,790
Net purchases of short-term investments	(6,870)		(11,428)
Proceeds from securities sold short/forward sales commitments	137,530		197,659
Purchases to cover securities sold short/forward sales commitments	(140,823)		(197,886)
(Increase) decrease in receivable for investments sold	(35,687)		118,984
Increase (decrease) in payable for investments purchased	37,737		(183,730)
Increase in receivable for dividends and interest	(112)		(417)
Decrease in payable for dividends on securities sold short	(90)		-
Increase (decrease) in payable for interest expense and brokerage charges	14		(815)
Increase in payable for expenses	6		122
Increase in receivable for deposits with brokers and counterparties	(206)		(36)
Decrease in payable for deposits from counterparties	-		(5,440)
Net amortization	-		1,380
Net inflation compensation	-		(17,940)
Net decrease in OTC swap agreements	-		(1,245)
Net increase in exchange traded and centrally cleared derivatives	74		1,345
Loss from currency transactions	-		(6,504)
Change in unrealized (appreciation) depreciation on investments, foreign currency, OTC derivative instruments and exchange traded and centrally cleared derivative instruments	9,468		7,122
Net realized (gain) loss on investments, foreign currency, OTC derivative instruments and exchange traded and centrally cleared derivative instruments	(40,966)		(5,313)
Net cash flow used in operating activities	(1,181)		(652,522)
Cash flows provided by financing activities
Net subscriptions from capital share transactions	1,328		342,148
Decrease in payable for reverse repurchase agreements	-		(307,031)
Net borrowing from secured financing transactions	-		558
Net proceeds from secured borrowing transactions	-		(272)
Increase in receivable for treasury roll transactions	-		(303,573)
Increase in payable for treasury roll transactions	-		924,156
Net cash collateral proceeds from securities lending activity	3,487		-
Net cash flow provided by financing activities	4,815		655,986
Net increase in cash	3,634		3,464
Cash at beginning of period	71		8,769
Cash at end of period	$3,705	(a)	$12,233

Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$465		$-
Interest expense during the period	-		2,897

(a) Amount includes $3,487 of cash collateral segregated for short sales.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/AB Dynamic Asset Allocation Fund(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund
Operations
Net investment income (loss)	$144	$1,242	$(2,271)	$22,517	$(2,098)	$3,918	$33
Net realized gain (loss)	783	40,972	(23,566)	101,366	93,521	(4,629)	8,313
Net change in unrealized appreciation
(depreciation)	1,821	(9,468)	(10,793)	156,623	349,612	(139,359)	7,517
Change in net assets from operations	2,748	32,746	(36,630)	280,506	441,035	(140,070)	15,863
Share transactions[1]
Proceeds from the sale of shares
Class A	3,569	41,520	33,020	216,463	293,515	88,119	25,026
Class B	—	9	58	61	364	104	—
Cost of shares redeemed
Class A	(5,948)	(40,443)	(94,812)	(351,887)	(286,835)	(162,102)	(89,028)
Class B	—	(12)	(40)	(104)	(309)	(202)	—
Change in net assets from
share transactions	(2,379)	1,074	(61,774)	(135,467)	6,735	(74,081)	(64,002)
Change in net assets	369	33,820	(98,404)	145,039	447,770	(214,151)	(48,139)
Net assets beginning of period	35,580	348,152	685,359	3,711,100	2,509,148	1,007,071	710,297
Net assets end of period	$35,949	$381,972	$586,955	$3,856,139	$2,956,918	$792,920	$662,158
Undistributed (excess of distributions
over) net investment income (loss)	$728	$3,697	$(77,246)	$45,334	$(2,220)	$11,419	$(1,931)

[1]Share Transactions
Shares Sold
Class A	327	3,742	3,956	18,368	9,515	10,318	2,390
Class B	—	1	7	6	12	12	—
Shares redeemed
Class A	(555)	(3,660)	(11,339)	(29,945)	(9,316)	(18,914)	(8,523)
Class B	—	(1)	(5)	(9)	(10)	(22)	—
Change in shares
Class A	(228)	82	(7,383)	(11,577)	199	(8,596)	(6,133)
Class B	—	—	2	(3)	2	(10)	—
Purchases and sales of long term
investments
Purchase of securities	$9,486	$485,478	$—	$750,494	$769,718	$74,570	$353,832
Purchase of U.S. government securities	—	—	—	1,270,015	—	—	—
Total purchases	$9,486	$485,478	$—	$2,020,509	$769,718	$74,570	$353,832
Proceeds from sales of securities	$9,527	$491,476	$—	$985,557	$753,063	$113,198	$400,591
Proceeds from sales of U.S. government
securities	—	—	—	1,044,405	—	—	—
Total proceeds from sales	$9,527	$491,476	$—	$2,029,962	$753,063	$113,198	$400,591
Security sold short covers	$—	$140,823	$—	$24,280	$—	$—	$238,858
Securities sold short proceeds	$—	$137,530	$—	$26,232	$—	$—	$225,728

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Causeway International Value Select Fund	JNL/Crescent High Income Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund
Operations
Net investment income (loss)	$14,395	$15,346	$16,595	$5,203	$4,428	$7,794	$9,490
Net realized gain (loss)	34,655	13,660	4,129	4,352	1,899	107,363	(143)
Net change in unrealized appreciation
(depreciation)	30,018	111,105	(575)	64,496	4,571	(15,928)	99,614
Change in net assets from operations	79,068	140,111	20,149	74,051	10,898	99,229	108,961
Share transactions[1]
Proceeds from the sale of shares
Class A	204,124	568,766	134,878	171,759	316,253	315,215	368,255
Class B	123	243	—	99	—	—	113
Cost of shares redeemed
Class A	(142,903)	(118,503)	(91,542)	(105,036)	(22,734)	(98,710)	(234,745)
Class B	(22)	(268)	—	(83)	—	—	(161)
Change in net assets from
share transactions	61,322	450,238	43,336	66,739	293,519	216,505	133,462
Change in net assets	140,390	590,349	63,485	140,790	304,417	315,734	242,423
Net assets beginning of period	900,575	785,839	624,884	948,239	136,446	810,413	2,008,892
Net assets end of period	$1,040,965	$1,376,188	$688,369	$1,089,029	$440,863	$1,126,147	$2,251,315
Undistributed (excess of distributions
over) net investment income (loss)	$35,941	$32,708	$30,841	$15,147	$7,698	$9,249	$35,632

[1]Share Transactions
Shares Sold
Class A	14,940	38,880	12,546	14,021	28,996	22,298	30,490
Class B	9	15	—	8	—	—	9
Shares redeemed
Class A	(10,439)	(7,962)	(8,505)	(8,541)	(2,093)	(7,062)	(19,396)
Class B	(2)	(18)	—	(7)	—	—	(13)
Change in shares
Class A	4,501	30,918	4,041	5,480	26,903	15,236	11,094
Class B	7	(3)	—	1	—	—	(4)
Purchases and sales of long term
investments
Purchase of securities	$545,232	$679,754	$350,196	$95,215	$405,342	$469,799	$595,451
Purchase of U.S. government securities	—	—	—	—	—	293,553	127,643
Total purchases	$545,232	$679,754	$350,196	$95,215	$405,342	$763,352	$723,094
Proceeds from sales of securities	$464,745	$232,977	$302,156	$21,813	$108,411	$218,765	$540,444
Proceeds from sales of U.S. government
securities	—	—	—	—	—	246,208	46,095
Total proceeds from sales	$464,745	$232,977	$302,156	$21,813	$108,411	$464,973	$586,539
Security sold short covers	$—	$—	$—	$—	$—	$—	$24,853
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$42,879

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$11,096	$48,545	$52,162	$5,022	$9,078	$12,316	$7,640
Net realized gain (loss)	18,322	(22,887)	32,560	12,323	24,658	10,121	(6,009)
Net change in unrealized appreciation
(depreciation)	70,597	40,764	25,914	83,168	28,341	5,661	28,478
Change in net assets from operations	100,015	66,422	110,636	100,513	62,077	28,098	30,109
Share transactions[1]
Proceeds from the sale of shares
Class A	89,818	193,362	169,678	102,299	78,701	96,493	15,801
Class B	79	31	89	50	62	101	25
Cost of shares redeemed
Class A	(122,314)	(175,224)	(246,297)	(58,903)	(106,823)	(143,442)	(27,864)
Class B	(105)	(11)	(105)	(36)	(63)	(145)	(30)
Change in net assets from
share transactions	(32,522)	18,158	(76,635)	43,410	(28,123)	(46,993)	(12,068)
Change in net assets	67,493	84,580	34,001	143,923	33,954	(18,895)	18,041
Net assets beginning of period	953,581	1,724,927	2,469,596	499,181	1,191,059	1,146,010	303,406
Net assets end of period	$1,021,074	$1,809,507	$2,503,597	$643,104	$1,225,013	$1,127,115	$321,447
Undistributed (excess of distributions
over) net investment income (loss)	$27,868	$(48,429)	$146,805	$9,518	$40,956	$31,661	$(1,528)

[1]Share Transactions
Shares Sold
Class A	8,393	18,067	14,560	10,308	6,718	8,244	1,488
Class B	8	3	9	5	5	8	3
Shares redeemed
Class A	(11,366)	(16,414)	(21,095)	(6,046)	(9,094)	(12,263)	(2,634)
Class B	(10)	(1)	(10)	(3)	(5)	(12)	(3)
Change in shares
Class A	(2,973)	1,653	(6,535)	4,262	(2,376)	(4,019)	(1,146)
Class B	(2)	2	(1)	2	—	(4)	—
Purchases and sales of long term
investments
Purchase of securities	$147,172	$373,383	$304,115	$86,254	$105,807	$216,748	$133,942
Purchase of U.S. government securities	—	—	—	—	—	910,861 (a)	29,007
Total purchases	$147,172	$373,383	$304,115	$86,254	$105,807	$1,127,609	$162,949
Proceeds from sales of securities	$171,611	$432,427	$337,918	$62,443	$107,887	$172,215	$132,479
Proceeds from sales of U.S. government
securities	—	—	—	—	—	872,359 (a)	38,205
Total proceeds from sales	$171,611	$432,427	$337,918	$62,443	$107,887	$1,044,574	$170,684
Security sold short covers	$—	$—	$—	$—	$—	$214,732	$—
Securities sold short proceeds	$—	$—	$—	$—	$—	$223,525	$—

(a) Amounts exclude $615,715 and $618,038 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund
Operations
Net investment income (loss)	$2,542	$846	$25,684	$14,511	$1,001	$(2,880)	$(1,034)
Net realized gain (loss)	5,240	5,565	2,853	18,580	20,397	74,246	70,744
Net change in unrealized appreciation
(depreciation)	9,375	108,310	55,340	143,921	(9,834)	83,363	176,472
Change in net assets from operations	17,157	114,721	83,877	177,012	11,564	154,729	246,182
Share transactions[1]
Proceeds from the sale of shares
Class A	234,381	123,445	291,525	131,787	65,079	287,317	242,052
Class B	—	152	138	132	207	150	146
Cost of shares redeemed
Class A	(23,974)	(71,951)	(211,319)	(159,626)	(85,357)	(346,012)	(165,004)
Class B	—	(136)	(186)	(155)	(203)	(180)	(97)
Change in net assets from
share transactions	210,407	51,510	80,158	(27,862)	(20,274)	(58,725)	77,097
Change in net assets	227,564	166,231	164,035	149,150	(8,710)	96,004	323,279
Net assets beginning of period	64,916	406,429	1,822,169	1,251,549	630,395	1,535,007	1,561,508
Net assets end of period	$292,480	$572,660	$1,986,204	$1,400,699	$621,685	$1,631,011	$1,884,787
Undistributed (excess of distributions
over) net investment income (loss)	$3,704	$2,404	$76,087	$30,558	$7,392	$(2,913)	$(1,094)

[1]Share Transactions
Shares Sold
Class A	22,158	14,968	29,439	10,499	3,988	13,219	8,185
Class B	—	20	14	10	13	7	5
Shares redeemed
Class A	(2,241)	(9,260)	(21,520)	(12,722)	(5,233)	(16,070)	(5,609)
Class B	—	(18)	(19)	(12)	(13)	(8)	(3)
Change in shares
Class A	19,917	5,708	7,919	(2,223)	(1,245)	(2,851)	2,576
Class B	—	2	(5)	(2)	—	(1)	2
Purchases and sales of long term
investments
Purchase of securities	$231,067	$150,226	$545,515	$179,906	$161,993	$182,251	$524,690
Proceeds from sales of securities	$24,282	$112,903	$442,125	$229,949	$179,274	$273,418	$478,690

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund
Operations
Net investment income (loss)	$15,598	$8,988	$9,928	$9,656	$3,530	$51,656	$14,398
Net realized gain (loss)	4,661	(1,149)	811	799	18,556	343,977	112,451
Net change in unrealized appreciation
(depreciation)	4,875	104,548	182,994	41,482	11,587	184,870	26,911
Change in net assets from operations	25,134	112,387	193,733	51,937	33,673	580,503	153,760
Share transactions[1]
Proceeds from the sale of shares
Class A	106,602	64,297	467,138	78,853	51,257	1,167,609	476,511
Class B	40	53	152	4	73	876	174
Cost of shares redeemed
Class A	(242,695)	(134,311)	(160,668)	(54,330)	(34,900)	(1,131,036)	(347,988)
Class B	(51)	(102)	(26)	(2)	(61)	(1,139)	(290)
Change in net assets from
share transactions	(136,104)	(70,063)	306,596	24,525	16,369	36,310	128,407
Change in net assets	(110,970)	42,324	500,329	76,462	50,042	616,813	282,167
Net assets beginning of period	1,496,834	877,347	958,584	350,120	225,078	6,410,203	2,627,213
Net assets end of period	$1,385,864	$919,671	$1,458,913	$426,582	$275,120	$7,027,016	$2,909,380
Undistributed (excess of distributions
over) net investment income (loss)	$51,588	$21,575	$23,428	$22,249	$9,481	$143,660	$42,375

[1]Share Transactions
Shares Sold
Class A	8,044	6,478	47,777	6,291	3,387	59,269	22,727
Class B	3	5	16	—	5	44	9
Shares redeemed
Class A	(18,370)	(13,585)	(16,570)	(4,504)	(2,330)	(57,445)	(16,550)
Class B	(3)	(10)	(4)	—	(4)	(57)	(14)
Change in shares
Class A	(10,326)	(7,107)	31,207	1,787	1,057	1,824	6,177
Class B	—	(5)	12	—	1	(13)	(5)
Purchases and sales of long term
investments
Purchase of securities	$5,269	$21,011	$366,864	$279,288	$249,169	$675,133	$522,192
Purchase of U.S. government securities	59,864	—	—	—	—	—	—
Total purchases	$65,133	$21,011	$366,864	$279,288	$249,169	$675,133	$522,192
Proceeds from sales of securities	$4,012	$77,699	$31,248	$248,142	$228,862	$670,060	$389,775
Proceeds from sales of U.S. government
securities	214,605	—	—	—	—	—	—
Total proceeds from sales	$218,617	$77,699	$31,248	$248,142	$228,862	$670,060	$389,775

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital MSCI KLD 400 Social Index Fund(a)	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL Multi-Manager Alternative Fund
Operations
Net investment income (loss)	$11,315	$37,702	$11	$10,753	$1,034	$3,341	$979
Net realized gain (loss)	127,360	75,000	3	1,209	661	82,510	12,764
Net change in unrealized appreciation
(depreciation)	(79,329)	185,873	62	11,466	4,132	(37,997)	10,633
Change in net assets from operations	59,346	298,575	76	23,428	5,827	47,854	24,376
Share transactions[1]
Proceeds from the sale of shares
Class A	368,617	331,401	6,928	170,229	12,236	127,409	154,730
Class B	470	342	—	167	—	1,855	—
Cost of shares redeemed
Class A	(407,205)	(749,284)	(885)	(156,194)	(14,632)	(249,754)	(45,604)
Class B	(729)	(473)	—	(240)	—	(1,715)	—
Change in net assets from
share transactions	(38,847)	(418,014)	6,043	13,962	(2,396)	(122,205)	109,126
Change in net assets	20,499	(119,439)	6,119	37,390	3,431	(74,351)	133,502
Net assets beginning of period	2,320,925	2,259,463	—	1,137,650	76,323	921,194	802,534
Net assets end of period	$2,341,424	$2,140,024	$6,119	$1,175,040	$79,754	$846,843	$936,036
Undistributed (excess of distributions
over) net investment income (loss)	$30,163	$86,864	$11	$33,532	$2,948	$13,848	$1,782

[1]Share Transactions
Shares Sold
Class A	19,938	23,919	687	14,497	931	11,378	15,838
Class B	26	24	—	14	—	165	—
Shares redeemed
Class A	(22,064)	(54,446)	(88)	(13,320)	(1,135)	(22,317)	(4,662)
Class B	(39)	(33)	—	(20)	—	(153)	—
Change in shares
Class A	(2,126)	(30,527)	599	1,177	(204)	(10,939)	11,176
Class B	(13)	(9)	—	(6)	—	12	—
Purchases and sales of long term
investments
Purchase of securities	$339,467	$172,031	$6,711	$32,063	$4,889	$931,256	$762,470
Purchase of U.S. government securities	—	—	—	251,678 (b)	—	—	108,965	(c)
Total purchases	$339,467	$172,031	$6,711	$283,741	$4,889	$931,256	$871,435
Proceeds from sales of securities	$348,098	$539,060	$743	$41,142	$6,324	$1,055,039	$729,475
Proceeds from sales of U.S. government
securities	—	—	—	223,618 (b)	—	—	97,239	(c)
Total proceeds from sales	$348,098	$539,060	$743	$264,760	$6,324	$1,055,039	$826,714
Security sold short covers	$—	$—	$—	$—	$—	$—	$348,595
U.S. government securities sold short covers	—	—	—	2,753 (b)	—	—	—
Total securities sold short covers	$—	$—	$—	$2,753	$—	$—	$348,595
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$329,208
U.S. government securities sold short proceeds	—	—	—	2,100 (b)	—	—	—
Total securities sold short proceeds	$—	$—	$—	$2,100	$—	$—	$329,208

(a)	Period from commencement of operations April 24, 2017.

(b) Amounts exclude $373,224 and $368,164 of purchases and sales, respectively, and $17,934 and $17,907 of covers and proceeds, respectively, of dollar roll transaction securities.

(c) Amounts exclude $613 and $615 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund		JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$891	$(1,950)	$2,619	$8,466		$658	$11,329	$20,417
Net realized gain (loss)	18,830	95,828	97,755	2,475		2,460	54,758	5,313
Net change in unrealized appreciation
(depreciation)	42,040	82,153	(69,422)	16,830		58,796	292,023	(7,122)
Change in net assets from operations	61,761	176,031	30,952	27,771		61,914	358,110	18,608
Share transactions[1]
Proceeds from the sale of shares
Class A	123,008	153,166	139,009	140,198		51,569	259,091	534,513
Class B	—	190	99	—		—	377	69
Cost of shares redeemed
Class A	(87,618)	(168,830)	(307,134)	(100,865)		(28,668)	(186,632)	(193,168)
Class B	—	(174)	(194)	—		—	(396)	(64)
Change in net assets from
share transactions	35,390	(15,648)	(168,220)	39,333		22,901	72,440	341,350
Change in net assets	97,151	160,383	(137,268)	67,104		84,815	430,550	359,958
Net assets beginning of period	807,473	1,293,917	1,231,946	590,062		292,781	1,810,618	1,750,975
Net assets end of period	$904,624	$1,454,300	$1,094,678	$657,166		$377,596	$2,241,168	$2,110,933
Undistributed (excess of distributions
over) net investment income (loss)	$1,678	$(1,992)	$9,370	$28,452		$55	$27,694	$17,090

[1]Share Transactions
Shares Sold
Class A	11,006	6,960	9,444	12,824		5,382	16,753	54,763
Class B	—	8	7	—		—	25	7
Shares redeemed
Class A	(7,824)	(7,733)	(20,852)	(9,248)		(3,002)	(12,205)	(19,760)
Class B	—	(7)	(14)	—		—	(26)	(6)
Change in shares
Class A	3,182	(773)	(11,408)	3,576		2,380	4,548	35,003
Class B	—	1	(7)	—		—	(1)	1
Purchases and sales of long term
investments
Purchase of securities	$175,622	$661,325	$431,462	$220,277		$56,743	$177,739	$266,042
Purchase of U.S. government securities	—	—	—	284,180	(a)	—	—	1,869,736
Total purchases	$175,622	$661,325	$431,462	$504,457		$56,743	$177,739	$2,135,778
Proceeds from sales of securities	$133,112	$696,165	$588,897	$314,658		$32,593	$169,676	$156,668
Proceeds from sales of U.S. government
securities	—	—	—	204,363	(a)	—	—	1,412,122
Total proceeds from sales	$133,112	$696,165	$588,897	$519,021		$32,593	$169,676	$1,568,790
Security sold short covers	$—	$—	$—	$—		$—	$—	$197,886
Securities sold short proceeds	$—	$—	$—	$—		$—	$—	$197,659

(a) Amounts exclude $709,824 and $695,606 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund		JNL/PPM America Value Equity Fund
Operations
Net investment income (loss)	$48,467	$26,234	$63,278	$2,863	$2,962	$14,156		$1,762
Net realized gain (loss)	99,946	(3,807)	28,361	39,520	42,966	468		7,726
Net change in unrealized appreciation
(depreciation)	(18,002)	(2,749)	7,652	(30,590)	(11,866)	16,256		(5,115)
Change in net assets from operations	130,411	19,678	99,291	11,793	34,062	30,880		4,373
Share transactions[1]
Proceeds from the sale of shares
Class A	282,695	304,004	310,632	195,267	192,413	236,521		58,118
Class B	2,192	—	2,454	68	212	—		36
Cost of shares redeemed
Class A	(687,574)	(191,765)	(396,794)	(260,150)	(243,166)	(105,599)		(57,163)
Class B	(1,916)	—	(902)	(129)	(108)	—		(36)
Change in net assets from
share transactions	(404,603)	112,239	(84,610)	(64,944)	(50,649)	130,922		955
Change in net assets	(274,192)	131,917	14,681	(53,151)	(16,587)	161,802		5,328
Net assets beginning of period	3,750,996	1,410,038	2,373,507	745,009	778,827	1,134,787		219,252
Net assets end of period	$3,476,804	$1,541,955	$2,388,188	$691,858	$762,240	$1,296,589		$224,580
Undistributed (excess of distributions
over) net investment income (loss)	$33,038	$75,434	$203,194	$7,170	$5,745	$42,155		$4,743

[1]Share Transactions
Shares Sold
Class A	22,532	28,524	22,464	13,089	14,353	19,904		2,695
Class B	162	—	154	5	15	—		2
Shares redeemed
Class A	(54,978)	(17,964)	(28,686)	(17,503)	(18,194)	(8,891)		(2,659)
Class B	(142)	—	(57)	(9)	(8)	—		(2)
Change in shares
Class A	(32,446)	10,560	(6,222)	(4,414)	(3,841)	11,013		36
Class B	20	—	97	(4)	7	—		—
Purchases and sales of long term
investments
Purchase of securities	$410,444	$713,707	$975,618	$153,158	$204,145	$459,271		$42,085
Purchase of U.S. government securities	14,015,755	—	14,808	—	—	112,515	(a)	—
Total purchases	$14,426,199	$713,707	$990,426	$153,158	$204,145	$571,786		$42,085
Proceeds from sales of securities	$590,282	$975,838	$1,073,272	$213,452	$249,791	$374,641		$37,765
Proceeds from sales of U.S. government
securities	14,799,944	—	14,307	—	—	68,110	(a)	—
Total proceeds from sales	$15,390,226	$975,838	$1,087,579	$213,452	$249,791	$442,751		$37,765
Security sold short covers	$441,093	$—	$—	$—	$—	$—		$—
Securities sold short proceeds	$444,950	$—	$—	$—	$—	$—		$—

(a) Amounts exclude $8,139 and $9,087 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Operations
Net investment income (loss)	$6,545	$14,917	$84,866	$1,400	$25,329	$1,809	$24,909
Net realized gain (loss)	25,948	44,774	99,330	12,303	(30,288)	22,592	19,882
Net change in unrealized appreciation
(depreciation)	54,329	(823)	(74,027)	(1,604)	142,555	(15,922)	29,008
Change in net assets from operations	86,822	58,868	110,169	12,099	137,596	8,479	73,799
Share transactions[1]
Proceeds from the sale of shares
Class A	25,435	219,879	478,197	18,649	171,993	58,294	253,696
Class B	56	77	302	—	56	—	58
Cost of shares redeemed
Class A	(70,634)	(367,598)	(868,161)	(103,462)	(334,294)	(56,081)	(367,078)
Class B	(123)	(69)	(456)	—	(117)	—	(92)
Change in net assets from
share transactions	(45,266)	(147,711)	(390,118)	(84,813)	(162,362)	2,213	(113,416)
Change in net assets	41,556	(88,843)	(279,949)	(72,714)	(24,766)	10,692	(39,617)
Net assets beginning of period	460,605	2,896,465	5,807,266	112,237	2,643,230	295,349	2,376,913
Net assets end of period	$502,161	$2,807,622	$5,527,317	$39,523	$2,618,464	$306,041	$2,337,296
Undistributed (excess of distributions
over) net investment income (loss)	$9,413	$52,764	$232,693	$5,257	$91,595	$7,384	$72,648

[1]Share Transactions
Shares Sold
Class A	2,651	14,806	30,263	1,785	12,995	4,836	18,824
Class B	6	6	20	—	4	—	4
Shares redeemed
Class A	(7,404)	(24,722)	(54,945)	(10,093)	(25,314)	(4,650)	(27,147)
Class B	(13)	(5)	(29)	—	(9)	—	(7)
Change in shares
Class A	(4,753)	(9,916)	(24,682)	(8,308)	(12,319)	186	(8,323)
Class B	(7)	1	(9)	—	(5)	—	(3)
Purchases and sales of long term
investments
Purchase of securities	$54,815	$321,783	$669,110	$81,956	$423,313	$242,430	$442,184
Proceeds from sales of securities	$106,488	$449,941	$952,336	$165,177	$557,122	$237,893	$527,685

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$2,902	$3,740	$(3,523)	$10,954	$31,250	$276	$62,449
Net realized gain (loss)	4,992	656,247	207,691	86	178,921	21,073	137,087
Net change in unrealized appreciation
(depreciation)	8,909	608,239	376,660	3,370	154,007	(5,622)	139,948
Change in net assets from operations	16,803	1,268,226	580,828	14,410	364,178	15,727	339,484
Share transactions[1]
Proceeds from the sale of shares
Class A	71,347	1,026,176	507,378	174,385	466,165	13,715	946,281
Class B	—	11,454	12,420	83	397	—	230
Proceeds in connection with acquisition
Class A	—	—	201,629	—	—	—	—
Class B	—	—	67	—	—	—	—
Cost of shares redeemed
Class A	(172,686)	(867,987)	(377,868)	(232,174)	(366,788)	(52,180)	(502,067)
Class B	—	(6,330)	(10,049)	(75)	(442)	—	(262)
Change in net assets from
share transactions	(101,339)	163,313	333,577	(57,781)	99,332	(38,465)	444,182
Change in net assets	(84,536)	1,431,539	914,405	(43,371)	463,510	(22,738)	783,666
Net assets beginning of period	1,197,902	6,482,494	3,898,614	1,648,855	4,233,197	359,186	6,372,166
Net assets end of period	$1,113,366	$7,914,033	$4,813,019	$1,605,484	$4,696,707	$336,448	$7,155,832
Undistributed (excess of distributions
over) net investment income (loss)	$11,217	$8,109	$(3,608)	$33,843	$107,228	$6,701	$167,219

[1]Share Transactions
Shares Sold
Class A	7,134	26,262	11,711	17,651	28,738	1,382	41,530
Class B	—	288	280	9	24	—	10
Shares issued in connection with acquisition
Class A	—	—	4,666	—	—	—	—
Class B	—	—	2	—	—	—	—
Shares redeemed
Class A	(17,241)	(22,439)	(8,729)	(23,503)	(22,533)	(5,250)	(21,975)
Class B	—	(155)	(224)	(9)	(27)	—	(11)
Change in shares
Class A	(10,107)	3,823	7,648	(5,852)	6,205	(3,868)	19,555
Class B	—	133	58	—	(3)	—	(1)
Purchases and sales of long term
investments
Purchase of securities	$114,891	$1,959,785	$824,246	$329,542	$2,100,808	$484,697	$1,484,184
Purchase of U.S. government securities	1,619,218	—	—	120,328	—	—	410,890 (a)
Total purchases	$1,734,109	$1,959,785	$824,246	$449,870	$2,100,808	$484,697	$1,895,074
Proceeds from sales of securities	$121,187	$2,141,004	$683,390	$360,892	$1,964,728	$559,260	$917,968
Proceeds from sales of U.S. government
securities	1,675,995	—	—	87,824	—	—	433,435 (a)
Total proceeds from sales	$1,797,182	$2,141,004	$683,390	$448,716	$1,964,728	$559,260	$1,351,403
Security sold short covers	$—	$—	$—	$—	$—	$151,258	$50,918
Securities sold short proceeds	$—	$—	$—	$—	$—	$119,686	$49,074

(a) Amounts exclude $1,107,795 and $1,109,350 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$—	$15,862
Net realized gain (loss)	—	56,836
Net change in unrealized appreciation
(depreciation)	—	27,607
Change in net assets from operations	—	100,305
Share transactions[1]
Proceeds from the sale of shares
Class A	496,364	158,183
Class B	1,774	5,202
Cost of shares redeemed
Class A	(768,228)	(224,828)
Class B	(2,506)	(4,490)
Change in net assets from
share transactions	(272,596)	(65,933)
Change in net assets	(272,596)	34,372
Net assets beginning of period	1,600,663	1,715,522
Net assets end of period	$1,328,067	$1,749,894
Undistributed (excess of distributions
over) net investment income (loss)	$(54)	$47,903

[1]Share Transactions
Shares Sold
Class A	496,364	6,690
Class B	1,774	216
Shares redeemed
Class A	(768,228)	(9,504)
Class B	(2,506)	(184)
Change in shares
Class A	(271,864)	(2,814)
Class B	(732)	32
Purchases and sales of long term
investments
Purchase of securities	$14,000	$117,699
Purchase of U.S. government securities	54,077	—
Total purchases	$68,077	$117,699
Proceeds from sales of securities	$—	$176,062
Proceeds from sales of U.S. government
securities	248,203	—
Total proceeds from sales	$248,203	$176,062

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/AB Dynamic Asset Allocation Fund(a)	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Operations
Net investment income (loss)	$300	$(7,046)	$38,912	$(1,312)	$6,993	$5,387	$15,927
Net realized gain (loss)	4	(62,066)	(65,581)	53,042	(16,442)	(13,321)	(51,926)
Net change in unrealized appreciation
(depreciation)	1,047	5,557	173,009	(917)	207,945	23,670	128,036
Change in net assets from operations	1,351	(63,555)	146,340	50,813	198,496	15,736	92,037
Distributions to shareholders
From net investment income
Class A	—	(30,338)	(14,316)	—	(6,602)	—	(21,112)
Class B	—	(7)	(2)	—	(7)	—	(7)
From net realized gains
Class A	—	—	(100,114)	(55,392)	—	(25,288)	—
Class B	—	—	(8)	(30)	—	—	—
Total distributions to shareholders	—	(30,345)	(114,440)	(55,422)	(6,609)	(25,288)	(21,119)
Share transactions[1]
Proceeds from the sale of shares
Class A	9,886	235,458	573,488	294,651	317,357	182,587	289,281
Class B	—	40	73	573	374	—	138
Proceeds in connection with acquisition
Class A	—	—	—	936,835	—	—	—
Class B	—	—	—	845	—	—	—
Reinvestment of distributions
Class A	—	30,338	114,430	55,392	6,602	25,288	21,112
Class B	—	7	10	30	7	—	7
Cost of shares redeemed
Class A	(9,623)	(145,461)	(697,466)	(484,504)	(212,418)	(68,091)	(328,813)
Class B	—	(14)	(82)	(620)	(290)	—	(89)
Change in net assets from
share transactions	263	120,368	(9,547)	803,202	111,632	139,784	(18,364)
Change in net assets	1,614	26,468	22,353	798,593	303,519	130,232	52,554
Net assets beginning of year	33,966	658,891	3,688,747	1,710,555	703,552	580,065	848,021
Net assets end of year	$35,580	$685,359	$3,711,100	$2,509,148	$1,007,071	$710,297	$900,575
Undistributed (excess of distributions
over) net investment income (loss)	$584	$(74,975)	$22,817	$(122)	$7,501	$(1,964)	$21,546

[1]Share Transactions
Shares Sold
Class A	1,007	24,631	51,515	10,812	38,871	17,728	22,431
Class B	—	4	6	20	44	—	11
Shares issued in connection with acquisition
Class A	—	—	—	34,724	—	—	—
Class B	—	—	—	30	—	—	—
Reinvestment of distributions
Class A	—	3,374	10,235	1,967	770	2,482	1,595
Class B	—	1	1	1	1	—	—
Shares redeemed
Class A	(980)	(15,217)	(62,424)	(17,680)	(26,209)	(6,602)	(26,398)
Class B	—	(2)	(7)	(21)	(34)	—	(7)
Change in shares
Class A	27	12,788	(674)	29,823	13,432	13,608	(2,372)
Class B	—	3	—	30	11	—	4

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Causeway International Value Select Fund	JNL/Crescent High Income Fund(a)	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund
Operations
Net investment income (loss)	$17,254	$14,025	$9,822	$3,210	$9,106	$18,115
Net realized gain (loss)	(12,856)	3,077	20,809	3,438	52,860	24,263
Net change in unrealized appreciation
(depreciation)	(5,383)	11,427	77,551	(724)	49,128	20,830
Change in net assets from operations	(985)	28,529	108,182	5,924	111,094	63,208
Distributions to shareholders
From net investment income
Class A	(9,023)	—	(8,199)	—	(6,037)	(22,024)
Class B	(10)	—	(3)	—	—	(9)
From net realized gains
Class A	—	—	(21,007)	—	(6,045)	(36,589)
Class B	—	—	(7)	—	—	(12)
Total distributions to shareholders	(9,033)	—	(29,216)	—	(12,082)	(58,634)
Share transactions[1]
Proceeds from the sale of shares
Class A	167,579	769,680	290,292	167,679	659,771	188,281
Class B	287	—	228	—	—	304
Reinvestment of distributions
Class A	9,023	—	29,206	—	12,082	58,613
Class B	10	—	10	—	—	21
Cost of shares redeemed
Class A	(192,975)	(173,325)	(171,769)	(37,157)	(125,785)	(601,759)
Class B	(299)	—	(214)	—	—	(330)
Change in net assets from
share transactions	(16,375)	596,355	147,753	130,522	546,068	(354,870)
Change in net assets	(26,393)	624,884	226,719	136,446	645,080	(350,296)
Net assets beginning of year	812,232	—	721,520	—	165,333	2,359,188
Net assets end of year	$785,839	$624,884	$948,239	$136,446	$810,413	$2,008,892
Undistributed (excess of distributions
over) net investment income (loss)	$17,362	$14,246	$9,944	$3,270	$1,455	$26,142

[1]Share Transactions
Shares Sold
Class A	18,941	76,244	26,287	16,577	57,383	16,597
Class B	24	—	19	—	—	27
Reinvestment of distributions
Class A	677	—	2,662	—	988	5,252
Class B	1	—	1	—	—	2
Shares tendered in reverse share split
Class A (b)	(57,891)	—	—	—	—	—
Class B (b)	(50)	—	—	—	—	—
Shares redeemed
Class A	(22,410)	(17,039)	(15,832)	(3,570)	(10,411)	(53,149)
Class B	(28)	—	(18)	—	—	(29)
Change in shares
Class A	(60,683)	59,205	13,117	13,007	47,960	(31,300)
Class B	(53)	—	2	—	—	—

(a)	Period from commencement of operations April 25, 2016.
(b)

As of close of business on May 6, 2016, the Fund implemented a 2 for 1 reverse share split which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$16,772	$76,735	$95,938	$6,606	$18,941	$21,366	$19,484
Net realized gain (loss)	(1,016)	(227,466)	15,617	1,645	46,165	(11,885)	(48,394)
Net change in unrealized appreciation
(depreciation)	77,710	207,895	192,837	(16,871)	98,955	13,910	67,307
Change in net assets from operations	93,466	57,164	304,392	(8,620)	164,061	23,391	38,397
Distributions to shareholders
From net investment income
Class A	(18,765)	(413)	(107,795)	(7,678)	(27,551)	(29,284)	—
Class B	(10)	(1)	(28)	(5)	(14)	(13)	—
From net realized gains
Class A	(55,468)	(9,574)	—	(10,737)	(72,797)	—	—
Class B	(27)	(1)	—	(6)	(33)	—	—
Total distributions to shareholders	(74,270)	(9,989)	(107,823)	(18,426)	(100,395)	(29,297)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	107,319	289,579	347,916	111,817	149,573	367,525	66,883
Class B	67	29	185	180	161	262	118
Reinvestment of distributions
Class A	74,233	9,987	107,795	18,415	100,348	29,284	—
Class B	37	2	28	11	47	13	—
Cost of shares redeemed
Class A	(294,172)	(462,398)	(476,979)	(177,721)	(250,045)	(361,922)	(211,535)
Class B	(85)	(71)	(209)	(130)	(146)	(222)	(115)
Change in net assets from
share transactions	(112,601)	(162,872)	(21,264)	(47,428)	(62)	34,940	(144,649)
Change in net assets	(93,405)	(115,697)	175,305	(74,474)	63,604	29,034	(106,252)
Net assets beginning of year	1,046,986	1,840,624	2,294,291	573,655	1,127,455	1,116,976	409,658
Net assets end of year	$953,581	$1,724,927	$2,469,596	$499,181	$1,191,059	$1,146,010	$303,406
Undistributed (excess of distributions
over) net investment income (loss)	$16,772	$(96,974)	$94,643	$4,496	$31,878	$19,345	$(9,168)

[1]Share Transactions
Shares Sold
Class A	10,826	29,096	31,971	12,494	13,680	30,892	6,806
Class B	7	3	17	20	15	23	11
Reinvestment of distributions
Class A	7,653	995	9,826	2,085	9,467	2,465	—
Class B	4	—	3	1	4	1	—
Shares redeemed
Class A	(29,393)	(46,942)	(44,386)	(19,924)	(22,847)	(30,559)	(21,137)
Class B	(9)	(7)	(20)	(15)	(13)	(19)	(11)
Change in shares
Class A	(10,914)	(16,851)	(2,589)	(5,345)	300	2,798	(14,331)
Class B	2	(4)	—	6	6	5	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund(a)	JNL/Goldman Sachs U.S. Equity Flex Fund(b)	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund
Operations
Net investment income (loss)	$8,589	$1,655	$1,200	$2,572	$34,368	$18,847	$2,627
Net realized gain (loss)	(3,922)	(22,586)	(6,382)	(40,594)	67,562	2,714	(11,986)
Net change in unrealized appreciation
(depreciation)	120,464	45,390	11,980	23,468	(62,213)	(40,551)	92,803
Change in net assets from operations	125,131	24,459	6,798	(14,554)	39,717	(18,990)	83,444
Distributions to shareholders
From net investment income
Class A	—	(1,060)	(585)	(4,131)	(37,161)	(21,341)	(2,405)
Class B	—	(1)	—	(5)	(20)	(11)	(1)
From net realized gains
Class A	—	(36,339)	—	(12,392)	(54,537)	(26,210)	(15,949)
Class B	—	(14)	—	(12)	(26)	(12)	(5)
Total distributions to shareholders	—	(37,414)	(585)	(16,540)	(91,744)	(47,574)	(18,360)
Share transactions[1]
Proceeds from the sale of shares
Class A	296,822	71,797	41,505	87,094	420,254	370,732	130,299
Class B	2,141	29	—	218	519	349	164
Proceeds in connection with acquisition
Class A	—	—	—	111,139	—	—	—
Class B	—	—	—	114	—	—	—
Reinvestment of distributions
Class A	—	37,399	585	16,523	91,698	47,551	18,354
Class B	—	15	—	17	46	23	6
Cost of shares redeemed
Class A	(617,590)	(141,414)	(74,530)	(140,745)	(543,955)	(429,064)	(120,918)
Class B	(3,168)	(37)	—	(343)	(577)	(358)	(203)
Change in net assets from
share transactions	(321,795)	(32,211)	(32,440)	74,017	(32,015)	(10,767)	27,702
Change in net assets	(196,664)	(45,166)	(26,227)	42,923	(84,042)	(77,331)	92,786
Net assets beginning of year	1,117,858	393,318	91,143	363,506	1,906,211	1,328,880	537,609
Net assets end of year	$921,194	$348,152	$64,916	$406,429	$1,822,169	$1,251,549	$630,395
Undistributed (excess of distributions
over) net investment income (loss)	$10,507	$2,455	$1,162	$1,558	$50,403	$16,047	$6,391

[1]Share Transactions
Shares Sold
Class A	29,916	6,852	4,771	11,739	41,679	30,626	8,899
Class B	226	3	—	29	52	29	11
Shares issued in connection with acquisition
Class A	—	—	—	15,463	—	—	—
Class B	—	—	—	16	—	—	—
Reinvestment of distributions
Class A	—	3,751	63	2,152	9,473	4,016	1,260
Class B	—	2	—	2	5	2	—
Shares redeemed
Class A	(61,819)	(13,481)	(8,545)	(19,535)	(54,868)	(35,616)	(8,268)
Class B	(322)	(4)	—	(48)	(58)	(29)	(13)
Change in shares
Class A	(31,903)	(2,878)	(3,711)	9,819	(3,716)	(974)	1,891
Class B	(96)	1	—	(1)	(1)	2	(2)

(a) Effective April 24, 2017, the name of JNL/Goldman Sachs Mid Cap Value Fund was changed to JNL/MFS Mid Cap Value Fund.

(b) Effective April 24, 2017, the name of JNL/Goldman Sachs U.S. Equity Flex Fund was changed to JNL/AQR Large Cap Relaxed Constraint Equity Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Operations
Net investment income (loss)	$(2,762)	$(1,387)	$33,612	$12,005	$14,238	$13,213	$5,764
Net realized gain (loss)	46,683	27,634	4,283	(53,216)	(20,658)	(49,728)	(5,582)
Net change in unrealized appreciation
(depreciation)	107,569	(23,115)	(15,420)	194,377	76,991	25,659	17,711
Change in net assets from operations	151,490	3,132	22,475	153,166	70,571	(10,856)	17,893
Distributions to shareholders
From net investment income
Class A	—	—	(29,968)	(19,052)	(15,900)	(11,810)	(4,201)
Class B	—	—	(23)	(12)	(2)	(1)	(2)
From net realized gains
Class A	(37,517)	(130,509)	—	—	—	—	(8,584)
Class B	(19)	(20)	—	—	—	—	(3)
Total distributions to shareholders	(37,536)	(130,529)	(29,991)	(19,064)	(15,902)	(11,811)	(12,790)
Share transactions[1]
Proceeds from the sale of shares
Class A	528,128	402,833	781,009	127,471	454,487	97,460	70,775
Class B	515	182	557	143	117	22	29
Proceeds in connection with acquisition
Class A	—	—	—	—	15,860	—	—
Reinvestment of distributions
Class A	37,517	130,509	29,968	19,052	15,900	11,810	12,785
Class B	19	20	23	12	2	1	5
Cost of shares redeemed
Class A	(464,126)	(564,496)	(733,537)	(236,159)	(295,025)	(201,613)	(100,570)
Class B	(551)	(263)	(784)	(156)	(93)	(19)	(27)
Change in net assets from
share transactions	101,502	(31,215)	77,236	(89,637)	191,248	(92,339)	(17,003)
Change in net assets	215,456	(158,612)	69,720	44,465	245,917	(115,006)	(11,900)
Net assets beginning of year	1,319,551	1,720,120	1,427,114	832,882	712,667	465,126	236,978
Net assets end of year	$1,535,007	$1,561,508	$1,496,834	$877,347	$958,584	$350,120	$225,078
Undistributed (excess of distributions
over) net investment income (loss)	$(33)	$(60)	$35,990	$12,587	$13,500	$12,593	$5,951

[1]Share Transactions
Shares Sold
Class A	27,839	14,499	57,880	15,082	52,509	8,546	5,210
Class B	25	6	39	16	13	2	2
Shares issued in connection with acquisition
Class A	—	—	—	—	1,840	—	—
Reinvestment of distributions
Class A	1,930	4,906	2,221	2,033	1,724	1,055	948
Class B	1	1	2	1	—	—	—
Shares redeemed
Class A	(24,786)	(20,193)	(54,373)	(27,758)	(34,679)	(17,763)	(7,523)
Class B	(27)	(9)	(56)	(17)	(10)	(2)	(2)
Change in shares
Class A	4,983	(788)	5,728	(10,643)	21,394	(8,162)	(1,365)
Class B	(1)	(2)	(15)	—	3	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund
Operations
Net investment income (loss)	$94,897	$28,019	$18,897	$59,621	$20,600	$1,914
Net realized gain (loss)	116,717	189,876	94,467	(4,324)	1,923	1,868
Net change in unrealized appreciation
(depreciation)	416,068	201,823	341,347	(37,197)	(3,024)	4,482
Change in net assets from operations	627,682	419,718	454,711	18,100	19,499	8,264
Distributions to shareholders
From net investment income
Class A	(7,130)	(3,677)	(9,199)	(5,590)	(9,290)	(1,355)
Class B	(6)	(3)	(8)	(4)	(12)	—
From net realized gains
Class A	(8,430)	(10,960)	(1,771)	—	—	(1,150)
Class B	(7)	(8)	(1)	—	—	—
Total distributions to shareholders	(15,573)	(14,648)	(10,979)	(5,594)	(9,302)	(2,505)
Share transactions[1]
Proceeds from the sale of shares
Class A	1,814,676	901,945	673,912	443,131	545,203	54,997
Class B	3,359	1,132	890	664	663	—
Reinvestment of distributions
Class A	15,560	14,637	10,970	5,590	9,290	2,505
Class B	13	11	9	4	12	—
Cost of shares redeemed
Class A	(1,420,983)	(818,674)	(543,003)	(525,543)	(478,557)	(30,400)
Class B	(3,393)	(1,098)	(816)	(711)	(653)	—
Change in net assets from
share transactions	409,232	97,953	141,962	(76,865)	75,958	27,102
Change in net assets	1,021,341	503,023	585,694	(64,359)	86,155	32,861
Net assets beginning of year	5,388,862	2,124,190	1,735,231	2,323,822	1,051,495	43,462
Net assets end of year	$6,410,203	$2,627,213	$2,320,925	$2,259,463	$1,137,650	$76,323
Undistributed (excess of distributions
over) net investment income (loss)	$92,004	$27,977	$18,848	$49,162	$22,779	$1,914

[1]Share Transactions
Shares Sold
Class A	104,582	48,887	41,746	35,588	46,061	4,444
Class B	183	55	52	51	54	—
Reinvestment of distributions
Class A	876	786	679	437	777	206
Class B	1	1	—	—	1	—
Shares redeemed
Class A	(82,685)	(45,102)	(34,343)	(41,921)	(40,432)	(2,455)
Class B	(185)	(55)	(48)	(54)	(53)	—
Change in shares
Class A	22,773	4,571	8,082	(5,896)	6,406	2,195
Class B	(1)	1	4	(3)	2	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Mid Cap Fund(a)	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund
Operations
Net investment income (loss)	$916	$456	$(2,117)	$6,822	$19,213	$605	$14,728
Net realized gain (loss)	(39,541)	2,048	(59,395)	51,331	(12,334)	(10,954)	(34,257)
Net change in unrealized appreciation
(depreciation)	51,585	42,055	129,919	180,447	29,860	12,111	29,282
Change in net assets from operations	12,960	44,559	68,407	238,600	36,739	1,762	9,753
Distributions to shareholders
From net investment income
Class A	(2,551)	—	—	(6,942)	(19,976)	—	(10,794)
Class B	—	—	—	(3)	(1)	—	(11)
From net realized gains
Class A	(4,880)	—	(169,767)	(84,763)	(2,509)	—	(54,597)
Class B	—	—	(112)	(36)	—	—	(43)
Total distributions to shareholders	(7,431)	—	(169,879)	(91,744)	(22,486)	—	(65,445)
Share transactions[1]
Proceeds from the sale of shares
Class A	145,294	834,904	334,623	197,503	321,002	224,669	238,881
Class B	—	—	236	203	8	—	697
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	471,151
Class B	—	—	—	—	—	—	475
Reinvestment of distributions
Class A	7,431	—	169,767	91,705	22,485	—	65,391
Class B	—	—	112	39	1	—	54
Cost of shares redeemed
Class A	(63,154)	(71,990)	(370,765)	(225,151)	(529,203)	(62,744)	(442,769)
Class B	—	—	(312)	(201)	(27)	—	(751)
Change in net assets from
share transactions	89,571	762,914	133,661	64,098	(185,734)	161,925	333,129
Change in net assets	95,100	807,473	32,189	210,954	(171,481)	163,687	277,437
Net assets beginning of year	707,434	—	1,261,728	1,020,992	761,543	129,094	1,533,181
Net assets end of year	$802,534	$807,473	$1,293,917	$1,231,946	$590,062	$292,781	$1,810,618
Undistributed (excess of distributions
over) net investment income (loss)	$803	$787	$(42)	$6,751	$19,986	$(603)	$16,365

[1]Share Transactions
Shares Sold
Class A	15,279	82,705	15,942	14,918	29,655	26,727	17,882
Class B	—	—	11	15	1	—	50
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	34,023
Class B	—	—	—	—	—	—	34
Reinvestment of distributions
Class A	784	—	8,801	7,198	2,065	—	4,812
Class B	—	—	6	3	—	—	4
Shares redeemed
Class A	(6,658)	(7,040)	(17,810)	(16,915)	(49,338)	(7,298)	(32,779)
Class B	—	—	(15)	(14)	(2)	—	(54)
Change in shares
Class A	9,405	75,665	6,933	5,201	(17,618)	19,429	23,938
Class B	—	—	2	4	(1)	—	34

(a)	Period from commencement of operations September 19, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund		JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund(a)
Operations
Net investment income (loss)	$27,443		$109,148	$49,812	$137,456	$4,314	$2,787	$27,123
Net realized gain (loss)	28,251		(157,622)	(34,028)	(163,319)	13,052	(1,222)	(6,059)
Net change in unrealized appreciation
(depreciation)	25,557		169,694	102,436	398,279	107,490	133,865	33,067
Change in net assets from operations	81,251		121,220	118,220	372,416	124,856	135,430	54,131
Distributions to shareholders
From net investment income/return of capital
Class A	(94,765	)(c)	(15,365)	(55,800)	(3,816)	(3,036)	(276)	(33,782)
Class B	(45	)(c)	(72)	—	(17)	(1)	—	—
From net realized gains
Class A	—		(3,478)	—	—	(37,924)	(4,737)	—
Class B	—		(15)	—	—	(5)	(1)	—
Total distributions to shareholders	(94,810)		(18,930)	(55,800)	(3,833)	(40,966)	(5,014)	(33,782)
Share transactions[1]
Proceeds from the sale of shares
Class A	454,247		826,746	467,150	978,835	431,656	464,295	353,574
Class B	205		3,418	—	3,458	88	190	—
Reinvestment of distributions
Class A	94,765		18,843	55,800	3,816	40,960	5,013	33,782
Class B	45		87	—	17	6	1	—
Cost of shares redeemed
Class A	(356,390)		(1,529,824)	(687,885)	(1,349,032)	(155,424)	(202,863)	(317,225)
Class B	(191)		(4,494)	—	(3,351)	(45)	(99)	—
Change in net assets from
share transactions	192,681		(685,224)	(164,935)	(366,257)	317,241	266,537	70,131
Change in net assets	179,122		(582,934)	(102,515)	2,326	401,131	396,953	90,480
Net assets beginning of year	1,571,853		4,333,930	1,512,553	2,371,181	343,878	381,874	1,044,307
Net assets end of year	$1,750,975		$3,750,996	$1,410,038	$2,373,507	$745,009	$778,827	$1,134,787
Undistributed (excess of distributions
over) net investment income (loss)	$(3,327)		$(15,429)	$49,200	$139,916	$4,307	$2,783	$27,999

[1]Share Transactions
Shares Sold
Class A	45,830		66,947	44,583	112,677	31,697	40,433	29,636
Class B	20		259	—	369	7	16	—
Reinvestment of distributions
Class A	9,621		1,499	5,355	288	3,163	439	2,829
Class B	4		6	—	1	—	—	—
Shares tendered in reverse share split
Class A (b)	—		—	—	(188,274)	—	—	—
Class B (b)	—		—	—	(796)	—	—	—
Shares redeemed
Class A	(35,518)		(123,722)	(66,199)	(159,466)	(11,671)	(19,162)	(27,009)
Class B	(19)		(336)	—	(340)	(3)	(8)	—
Change in shares
Class A	19,933		(55,276)	(16,261)	(234,775)	23,189	21,710	5,456
Class B	5		(71)	—	(766)	4	8	—

(a)

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016.

(b)

As of close of business on May 6, 2016, the Fund implemented a 2 for 1 reverse share split which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split.

(c)	Amount includes $76,675 and $36 of distributions from return of capital for Class A and Class B shares, respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund
Operations
Net investment income (loss)	$2,970	$8,386	$37,883	$147,891	$3,793	$66,299	$4,831
Net realized gain (loss)	3,588	32,087	21,064	308,592	(11,925)	55,746	(21,861)
Net change in unrealized appreciation
(depreciation)	26,684	(7,983)	93,744	291,750	17,579	11,666	68,701
Change in net assets from operations	33,242	32,490	152,691	748,233	9,447	133,711	51,671
Distributions to shareholders
From net investment income
Class A	(3,231)	(20,246)	(28,264)	(120,607)	(4,294)	(68,202)	(3,826)
Class B	(2)	(22)	(5)	(36)	—	(12)	—
From net realized gains
Class A	—	(52,572)	(285,500)	(197,477)	—	—	—
Class B	—	(53)	(38)	(56)	—	—	—
Total distributions to shareholders	(3,233)	(72,893)	(313,807)	(318,176)	(4,294)	(68,214)	(3,826)
Share transactions[1]
Proceeds from the sale of shares
Class A	70,488	64,252	780,509	2,249,712	23,696	703,855	127,039
Class B	33	163	140	724	—	174	1
Reinvestment of distributions
Class A	3,231	72,818	313,764	318,084	4,294	68,202	3,826
Class B	2	75	43	92	—	12	—
Cost of shares redeemed
Class A	(47,038)	(278,268)	(734,234)	(1,150,834)	(43,825)	(742,186)	(306,197)
Class B	(27)	(148)	(186)	(370)	—	(252)	(1)
Change in net assets from
share transactions	26,689	(141,108)	360,036	1,417,408	(15,835)	29,805	(175,332)
Change in net assets	56,698	(181,511)	198,920	1,847,465	(10,682)	95,302	(127,487)
Net assets beginning of year	162,554	642,116	2,697,545	3,959,801	122,919	2,547,928	422,836
Net assets end of year	$219,252	$460,605	$2,896,465	$5,807,266	$112,237	$2,643,230	$295,349
Undistributed (excess of distributions
over) net investment income (loss)	$2,981	$2,868	$37,847	$147,827	$3,857	$66,266	$5,575

[1]Share Transactions
Shares Sold
Class A	3,602	6,883	51,362	145,964	2,553	56,752	12,096
Class B	1	17	9	46	—	14	—
Reinvestment of distributions
Class A	171	8,628	23,088	21,163	461	5,531	369
Class B	—	9	3	6	—	1	—
Shares redeemed
Class A	(2,567)	(29,866)	(49,036)	(76,146)	(4,643)	(59,859)	(29,229)
Class B	(1)	(16)	(12)	(23)	—	(20)	—
Change in shares
Class A	1,206	(14,355)	25,414	90,981	(1,629)	2,424	(16,764)
Class B	—	10	—	29	—	(5)	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Westchester Capital Event Driven Fund
Operations
Net investment income (loss)	$47,764	$6,553	$4,167	$(6,277)	$18,769	$71,013	$(1,690)
Net realized gain (loss)	146,590	21,506	418,358	249,688	(2,686)	167,829	(4,862)
Net change in unrealized appreciation
(depreciation)	64,083	16,527	(341,965)	(23,919)	10,911	186,110	14,845
Change in net assets from operations	258,437	44,586	80,560	219,492	26,994	424,952	8,293
Distributions to shareholders
From net investment income
Class A	(41,594)	(9,145)	—	—	(20,369)	(75,581)	(365)
Class B	(6)	—	—	—	(4)	(18)	—
From net realized gains
Class A	—	—	(33,595)	(23,375)	—	(293,783)	(1,122)
Class B	—	—	(344)	(408)	—	(63)	—
Total distributions to shareholders	(41,600)	(9,145)	(33,939)	(23,783)	(20,373)	(369,445)	(1,487)
Share transactions[1]
Proceeds from the sale of shares
Class A	544,283	363,141	1,107,951	768,015	668,148	631,462	184,655
Class B	256	—	11,414	11,774	228	655	—
Reinvestment of distributions
Class A	41,594	9,145	33,595	23,375	20,369	369,364	1,487
Class B	6	—	344	408	4	81	—
Cost of shares redeemed
Class A	(520,829)	(156,599)	(1,557,189)	(788,426)	(876,976)	(785,887)	(26,836)
Class B	(272)	—	(19,016)	(20,050)	(247)	(655)	—
Change in net assets from
share transactions	65,038	215,687	(422,901)	(4,904)	(188,474)	215,020	159,306
Change in net assets	281,875	251,128	(376,280)	190,805	(181,853)	270,527	166,112
Net assets beginning of year	2,095,038	946,774	6,858,774	3,707,809	1,830,708	3,962,670	193,074
Net assets end of year	$2,376,913	$1,197,902	$6,482,494	$3,898,614	$1,648,855	$4,233,197	$359,186
Undistributed (excess of distributions
over) net investment income (loss)	$47,739	$8,315	$4,369	$(85)	$22,889	$75,978	$6,425

[1]Share Transactions
Shares Sold
Class A	42,743	36,657	33,873	20,126	67,540	40,850	19,359
Class B	19	—	343	307	23	41	—
Reinvestment of distributions
Class A	3,301	915	978	603	2,062	24,991	156
Class B	1	—	10	10	1	5	—
Shares redeemed
Class A	(41,373)	(15,877)	(47,251)	(20,781)	(88,550)	(50,573)	(2,816)
Class B	(20)	—	(562)	(508)	(25)	(41)	—
Change in shares
Class A	4,671	21,695	(12,400)	(52)	(18,948)	15,268	16,699
Class B	—	—	(209)	(191)	(1)	5	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$100,254	$—	$27,532
Net realized gain (loss)	160,458	(5)	100,408
Net change in unrealized appreciation
(depreciation)	311,257	—	79,496
Change in net assets from operations	571,969	(5)	207,436
Distributions to shareholders
From net investment income
Class A	(75,468)	—	(16,931)
Class B	(21)	—	(365)
From net realized gains
Class A	(166,111)	(33)	(10,414)
Class B	(40)	—	(198)
Total distributions to shareholders	(241,640)	(33)	(27,908)
Share transactions[1]
Proceeds from the sale of shares
Class A	1,734,731	2,245,260	327,002
Class B	1,054	7,560	4,606
Reinvestment of distributions
Class A	241,579	33	27,345
Class B	61	—	564
Cost of shares redeemed
Class A	(761,098)	(2,215,909)	(471,009)
Class B	(1,082)	(5,527)	(6,490)
Change in net assets from
share transactions	1,215,245	31,417	(117,982)
Change in net assets	1,545,574	31,379	61,546
Net assets beginning of year	4,826,592	1,569,284	1,653,976
Net assets end of year	$6,372,166	$1,600,663	$1,715,522
Undistributed (excess of distributions
over) net investment income (loss)	$104,770	$(54)	$32,041

[1]Share Transactions
Shares Sold
Class A	80,307	2,245,261	15,450
Class B	46	7,560	219
Reinvestment of distributions
Class A	11,347	33	1,276
Class B	3	—	26
Shares redeemed
Class A	(35,547)	(2,215,909)	(22,258)
Class B	(48)	(5,527)	(301)
Change in shares
Class A	56,107	29,385	(5,532)
Class B	1	2,033	(56)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/AB Dynamic Asset Allocation Fund(e)
Class A
06/30/17		10.27	0.04	0.80	0.84	—	—	11.11	8.18	35,949	32	1.10		1.10		0.82
12/31/16		9.88	0.09	0.30	0.39	—	—	10.27	3.95	35,580	83	1.10		1.10		0.86
12/31/15		10.17	0.01	(0.18)	(0.17)	—	(0.12)	9.88	(1.69)	33,966	151	1.10		1.10		0.09
12/31/14	*	10.00	0.04	0.24	0.28	(0.05)	(0.06)	10.17	2.77	20,271	109	1.12		1.12		0.65

JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A
06/30/17		10.43	0.04	0.94	0.98	—	—	11.41	9.40	381,814	109	1.87	(f)	1.87	(f)	0.68
12/31/16		10.85	0.05	0.74	0.79	(0.03)	(1.18)	10.43	7.83	348,005	119	2.26	(f)	2.26	(f)	0.47
12/31/15		12.05	0.04	(0.23)	(0.19)	—	(1.01)	10.85	(1.63)	393,174	78	2.06	(f)	2.06	(f)	0.36
12/31/14		11.48	(0.01)	1.62	1.61	(0.01)	(1.03)	12.05	13.93	347,215	108	2.20	(f)	2.20	(f)	(0.05)
12/31/13		8.71	0.01	2.96	2.97	(0.02)	(0.18)	11.48	34.20	197,907	113	1.96	(f)	1.96	(f)	0.08
12/31/12		7.31	0.02	1.41	1.43	(0.03)	—	8.71	19.59	129,675	106	2.13	(f)	2.13	(f)	0.24

Class B
06/30/17		10.57	0.05	0.96	1.01	—	—	11.58	9.56	158	109	1.68	(f)	1.68	(f)	0.88
12/31/16		10.98	0.07	0.76	0.83	(0.06)	(1.18)	10.57	8.07	147	119	2.06	(f)	2.06	(f)	0.66
12/31/15		12.16	0.07	(0.24)	(0.17)	—	(1.01)	10.98	(1.45)	144	78	1.86	(f)	1.86	(f)	0.55
12/31/14		11.56	0.02	1.63	1.65	(0.02)	(1.03)	12.16	14.20	244	108	2.00	(f)	2.00	(f)	0.13
12/31/13		8.77	0.03	2.97	3.00	(0.03)	(0.18)	11.56	34.36	203	113	1.76	(f)	1.76	(f)	0.26
12/31/12		7.36	0.04	1.42	1.46	(0.05)	—	8.77	19.80	249	106	1.93	(f)	1.93	(f)	0.44

JNL/AQR Managed Futures Strategy Fund(g)
Class A
06/30/17		8.48	(0.03)	(0.46)	(0.49)	—	—	7.99	(5.78)	586,791	0	1.29		1.29		(0.71)
12/31/16		9.68	(0.09)	(0.72)	(0.81)	(0.39)	—	8.48	(8.56)	685,203	0	1.29		1.29		(0.98)
12/31/15		10.29	(0.14)	0.36	0.22	(0.83)	—	9.68	2.19	658,749	0	1.33		1.33		(1.28)
12/31/14		10.30	(0.13)	1.04	0.91	(0.26)	(0.66)	10.29	9.09	516,349	0	1.36		1.36		(1.33)
12/31/13		9.99	(0.14)	0.83	0.69	(0.37)	(0.01)	10.30	7.08	482,706	0	1.35		1.35		(1.32)
12/31/12		9.46	(0.12)	0.65	0.53	—	—	9.99	5.60	541,596	0	1.35		1.35		(1.31)

Class B
06/30/17		8.51	(0.02)	(0.46)	(0.48)	—	—	8.03	(5.64)	164	0	1.09		1.09		(0.51)
12/31/16		9.71	(0.07)	(0.72)	(0.79)	(0.41)	—	8.51	(8.38)	156	0	1.09		1.09		(0.78)
12/31/15		10.32	(0.11)	0.34	0.23	(0.84)	—	9.71	2.32	142	0	1.13		1.13		(1.08)
12/31/14		10.32	(0.11)	1.05	0.94	(0.28)	(0.66)	10.32	9.40	118	0	1.16		1.16		(1.13)
12/31/13		10.02	(0.12)	0.82	0.70	(0.39)	(0.01)	10.32	7.19	107	0	1.15		1.15		(1.12)
12/31/12		9.47	(0.12)	0.67	0.55	—	—	10.02	5.81	100	0	1.15		1.15		(1.26)

JNL/BlackRock Global Allocation Fund(e)
Class A
06/30/17		11.26	0.07	0.79	0.86	—	—	12.12	7.64	3,855,850	60	1.08	(f)	1.08	(f)	1.19
12/31/16		11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97	3,710,790	133	1.07	(f)	1.07	(f)	1.05
12/31/15		12.23	0.10	(0.26)	(0.16)	(0.25)	(0.65)	11.17	(1.34)	3,688,441	90	1.07	(f)	1.07	(f)	0.84
12/31/14		12.35	0.14	0.10	0.24	(0.09)	(0.27)	12.23	1.85	3,425,119	75	1.07	(f)	1.07	(f)	1.12
12/31/13		10.86	0.09	1.46	1.55	(0.06)	—	12.35	14.31	2,747,805	54	1.08	(f)	1.08	(f)	0.77
12/31/12		9.91	0.11	0.84	0.95	—	—	10.86	9.59	1,592,841	49	1.10		1.10		1.03

Class B
06/30/17		11.34	0.08	0.81	0.89	—	—	12.23	7.85	289	60	0.89	(f)	0.89	(f)	1.37
12/31/16		11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14	310	133	0.87	(f)	0.87	(f)	1.25
12/31/15		12.31	0.13	(0.27)	(0.14)	(0.27)	(0.65)	11.25	(1.16)	306	90	0.87	(f)	0.87	(f)	1.03
12/31/14		12.41	0.17	0.10	0.27	(0.10)	(0.27)	12.31	2.13	227	75	0.87	(f)	0.87	(f)	1.33
12/31/13		10.91	0.12	1.45	1.57	(0.07)	—	12.41	14.43	247	54	0.88	(f)	0.88	(f)	1.01
12/31/12		9.94	0.13	0.84	0.97	—	—	10.91	9.76	217	49	0.90		0.90		1.24

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/BlackRock Large Cap Select Growth Fund
Class A
06/30/17		27.73	(0.02)	4.89	4.87	—		—	32.60	17.56		2,955,275	27	0.87		0.87		(0.15)
12/31/16		28.21	(0.02)	0.16	0.14	—		(0.62)	27.73	0.45		2,507,803	92	0.89		0.89		(0.06)
12/31/15		28.12	(0.08)	1.84	1.76	—		(1.67)	28.21	6.23		1,710,057	70	0.90		0.90		(0.26)
12/31/14		27.72	(0.05)	2.51	2.46	—		(2.06)	28.12	8.89		1,242,278	101	0.92		0.92		(0.19)
12/31/13		21.52	(0.06)	8.34	8.28	(0.01)		(2.07)	27.72	38.99	(h)	1,013,437	125	0.95		0.95		(0.23)
12/31/12		21.28	0.01	2.22	2.23	(0.04)		(1.95)	21.52	10.61		471,670	143	0.97		0.97		0.04

Class B
06/30/17		28.67	0.01	5.07	5.08	—		—	33.75	17.72		1,643	27	0.68		0.68		0.04
12/31/16		29.09	0.05	0.15	0.20	—		(0.62)	28.67	0.64		1,345	92	0.69		0.69		0.17
12/31/15		28.89	(0.02)	1.89	1.87	—		(1.67)	29.09	6.45		498	70	0.70		0.70		(0.06)
12/31/14		28.37	0.00	2.58	2.58	—		(2.06)	28.89	9.11		421	101	0.72		0.72		0.01
12/31/13		21.96	(0.01)	8.52	8.51	(0.03)		(2.07)	28.37	39.30	(h)	352	125	0.75		0.75		(0.04)
12/31/12		21.69	0.06	2.25	2.31	(0.09)		(1.95)	21.96	10.81		269	143	0.77		0.77		0.25

JNL/BlackRock Natural Resources Fund
Class A
06/30/17		9.12	0.04	(1.37)	(1.33)	—		—	7.79	(14.58)		792,311	9	0.98		0.98		0.88
12/31/16		7.26	0.07	1.85	1.92	(0.06)		—	9.12	26.52	(h)	1,006,258	4	0.99		0.99		0.83
12/31/15	(e)	9.57	0.06	(2.33)	(2.27)	(0.04)		—	7.26	(23.75)		702,991	40	0.99		0.99		0.66
12/31/14	(e)	11.16	0.03	(1.62)	(1.59)	—		—	9.57	(14.25)		1,118,643	22	0.97		0.97		0.22
12/31/13	(e)	10.23	0.01	0.96	0.97	(0.04)		—	11.16	9.51		1,454,041	23	0.97		0.97		0.13
12/31/12		10.15	0.03	0.05	0.08	—		—	10.23	0.79		1,458,953	11	0.98		0.98		0.26

Class B
06/30/17		9.20	0.05	(1.39)	(1.34)	—		—	7.86	(14.57)		609	9	0.79		0.79		1.07
12/31/16		7.32	0.08	1.88	1.96	(0.08)		—	9.20	26.82	(h)	813	4	0.79		0.79		1.04
12/31/15	(e)	9.66	0.08	(2.35)	(2.27)	(0.07)		—	7.32	(23.55)		561	40	0.79		0.79		0.88
12/31/14	(e)	11.25	0.05	(1.64)	(1.59)	—		—	9.66	(14.13)		757	22	0.77		0.77		0.43
12/31/13	(e)	10.30	0.04	0.97	1.01	(0.06)		—	11.25	9.83		910	23	0.77		0.77		0.34
12/31/12		10.20	0.04	0.06	0.10	—		—	10.30	0.98		817	11	0.78		0.78		0.43

JNL/Boston Partners Global Long Short Equity Fund
Class A
06/30/17		10.28	0.00	0.23	0.23	—		—	10.51	2.24		662,158	63	2.16	(f)	2.16	(f)	0.01
12/31/16		10.45	0.08	0.12	0.20	—		(0.37)	10.28	1.96		710,297	157	2.34	(f)	2.34	(f)	0.79
12/31/15		9.86	(0.03)	0.62	0.59	—		—	10.45	5.98		580,065	177	2.25	(f)	2.25	(f)	(0.34)
12/31/14	*	10.00	(0.02)	(0.12)	(0.14)	—		—	9.86	(1.40)		383,174	80	2.26	(f)	2.26	(f)	(0.65)

JNL/Brookfield Global Infrastructure and MLP Fund
Class A
06/30/17		12.92	0.20	0.90	1.10	—		—	14.02	8.51		1,040,593	48	1.15		1.15		2.93
12/31/16		11.76	0.24	1.25	1.49	(0.33)		—	12.92	12.58		900,328	100	1.15		1.15		1.90
12/31/15		15.35	0.20	(3.04)	(2.84)	(0.25)		(0.50)	11.76	(18.55)		847,849	74	1.15		1.15		1.43
12/31/14		14.79	0.21	0.89	1.10	(0.09)		(0.45)	15.35	7.35		1,309,204	64	1.15		1.15		1.33
12/31/13		12.29	0.24	2.62	2.86	(0.08)		(0.28)	14.79	23.43		674,917	68	1.15		1.15		1.72
12/31/12		10.36	0.33	1.60	1.93	(0.00)	(i)	—	12.29	18.67		298,842	79	1.15		1.15		2.90

Class B
06/30/17		12.97	0.23	0.90	1.13	—		—	14.10	8.71		372	48	0.95		0.95		3.36
12/31/16		11.82	0.28	1.23	1.51	(0.36)		—	12.97	12.72		247	100	0.95		0.95		2.15
12/31/15		15.42	0.24	(3.06)	(2.82)	(0.28)		(0.50)	11.82	(18.34)		172	74	0.95		0.95		1.65
12/31/14		14.84	0.24	0.89	1.13	(0.10)		(0.45)	15.42	7.53		243	64	0.95		0.95		1.52
12/31/13		12.32	0.25	2.64	2.89	(0.09)		(0.28)	14.84	23.62		151	68	0.95		0.95		1.85
12/31/12		10.36	0.35	1.61	1.96	(0.00)	(i)	—	12.32	18.96		171	79	0.95		0.95		3.05

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Causeway International Value Select Fund
Class A
06/30/17		13.50		0.22		1.72		1.94		—		—	15.44		14.37		1,375,390	23	0.98		0.98		2.98
12/31/16		13.66	(j)	0.30	(j)	(0.30)	(j)	0.00	(j)	(0.16)		—	13.50		0.01		785,113	33	1.00		1.00		2.26
12/31/15		14.67	(j)	0.24	(j)	(0.76)	(j)	(0.52)	(j)	(0.49)	(j)	—	13.66	(j)	(3.55)		811,493	128	1.00		1.00		1.59
12/31/14		16.71	(j)	0.60	(j)	(2.33)	(j)	(1.73)	(j)	(0.31)	(j)	—	14.67	(j)	(10.54)		646,006	69	1.00		1.00		3.73
12/31/13		14.22	(j)	0.31	(j)	2.71	(j)	3.02	(j)	(0.53)	(j)	—	16.71	(j)	21.47	(h)	673,512	53	1.01		1.01		2.01
12/31/12		12.70	(j)	0.40	(j)	1.75	(j)	2.15	(j)	(0.63)	(j)	—	14.22	(j)	17.16		506,613	63	1.01		1.01		2.95

Class B
06/30/17		13.83		0.22		1.79		2.01		—		—	15.84		14.53		798	23	0.79		0.79		2.98
12/31/16		13.99	(j)	0.33	(j)	(0.31)	(j)	0.02	(j)	(0.18)		—	13.83		0.12		726	33	0.80		0.80		2.45
12/31/15		15.01	(j)	0.28	(j)	(0.79)	(j)	(0.51)	(j)	(0.51)	(j)	—	13.99	(j)	(3.31)		739	128	0.80		0.80		1.82
12/31/14		17.09	(j)	0.65	(j)	(2.39)	(j)	(1.74)	(j)	(0.34)	(j)	—	15.10	(j)	(10.28)		781	69	0.80		0.80		3.95
12/31/13		14.53	(j)	0.35	(j)	2.77	(j)	3.12	(j)	(0.56)	(j)	—	17.09	(j)	21.66	(h)	808	53	0.81		0.81		2.20
12/31/12		12.97	(j)	0.43	(j)	1.80	(j)	2.23	(j)	(0.67)	(j)	—	14.53	(j)	17.42		607	63	0.81		0.81		3.11

JNL/Crescent High Income Fund
Class A
06/30/17		10.55		0.27		0.06		0.33		—		—	10.88		3.13		688,369	48	1.00		1.00		5.07
12/31/16	*	10.00		0.28		0.27		0.55		—		—	10.55		5.50		624,884	82	1.00		1.00		4.04

JNL/DFA U.S. Core Equity Fund
Class A
06/30/17		11.73		0.06		0.83		0.89		—		—	12.62		7.59		1,088,656	2	0.80		0.87		1.01
12/31/16		10.66		0.14		1.33		1.47		(0.11)		(0.29)	11.73		14.02		947,909	16	0.80		0.88		1.24
12/31/15		11.39		0.13		(0.36)		(0.23)		(0.10)		(0.40)	10.66		(2.10)		721,244	11	0.80		0.88		1.10
12/31/14		10.54		0.11		0.93		1.04		(0.06)		(0.13)	11.39		9.82		693,371	15	0.80		0.89		1.03
12/31/13		8.15		0.10		2.75		2.85		(0.08)		(0.38)	10.54		35.17		500,412	9	0.80		0.91		1.03
12/31/12		7.23		0.11		0.88		0.99		(0.07)		—	8.15		13.70		230,034	113	0.84		0.92		1.34

Class B
06/30/17		12.38		0.08		0.87		0.95		—		—	13.33		7.67		373	2	0.60		0.67		1.21
12/31/16		11.22		0.17		1.41		1.58		(0.13)		(0.29)	12.38		14.31		330	16	0.60		0.68		1.45
12/31/15		11.96		0.16		(0.38)		(0.22)		(0.12)		(0.40)	11.22		(1.92)		276	11	0.60		0.68		1.30
12/31/14		11.05		0.14		0.97		1.11		(0.07)		(0.13)	11.96		10.02		350	15	0.60		0.69		1.22
12/31/13		8.52		0.12		2.88		3.00		(0.09)		(0.38)	11.05		35.43		342	9	0.60		0.71		1.24
12/31/12		7.56		0.13		0.92		1.05		(0.09)		—	8.52		13.85		233	113	0.64		0.72		1.61

JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A
06/30/17		10.49		0.19		0.37		0.56		—		—	11.05		5.34		440,863	42	1.09		1.09		3.42
12/31/16	*	10.00		0.26		0.23		0.49		—		—	10.49		4.90		136,446	68	1.10		1.10		3.59

JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A
06/30/17		12.86		0.12		1.41		1.53		—		—	14.39		11.90		1,126,147	58	1.07		1.07		1.68
12/31/16		10.99		0.19		1.88		2.07		(0.10)		(0.10)	12.86		18.90		810,413	106	1.09		1.09		1.54
12/31/15	*	10.00		0.03		0.96		0.99		—		—	10.99		9.90		165,333	7	1.10		1.10		1.15

JNL/FPA + DoubleLine Flexible Allocation Fund
Class A
06/30/17		11.66		0.05		0.57		0.62		—		—	12.28		5.32		2,250,673	28	1.23	(f)	1.25	(f)	0.91
12/31/16		11.59		0.10		0.31		0.41		(0.13)		(0.21)	11.66		3.67		2,008,235	230	1.22	(f)	1.23	(f)	0.87
12/31/15	(e)	13.64		0.08		(1.32)		(1.24)		(0.10)		(0.71)	11.59		(9.15)		2,358,531	74	1.19		1.19		0.59
12/31/14	(e)	15.11		0.11		(0.70)		(0.59)		(0.16)		(0.72)	13.64		(4.04)		3,054,663	79	1.20		1.20		0.77
12/31/13	(e)	12.37		0.08		2.84		2.92		(0.18)		—	15.11		23.65		3,049,751	82	1.20		1.20		0.60
12/31/12		10.56		0.23		1.59		1.82		(0.01)		—	12.37		17.26		2,044,238	57	1.21		1.21		1.98

Class B
06/30/17		11.70		0.07		0.56		0.63		—		—	12.33		5.38		642	28	1.04	(f)	1.06	(f)	1.09
12/31/16		11.64		0.12		0.31		0.43		(0.16)		(0.21)	11.70		3.86		657	230	1.02	(f)	1.03	(f)	1.08
12/31/15	(e)	13.70		0.11		(1.33)		(1.22)		(0.13)		(0.71)	11.64		(8.95)		657	74	0.99		0.99		0.80
12/31/14	(e)	15.16		0.15		(0.71)		(0.56)		(0.18)		(0.72)	13.70		(3.80)		717	79	1.00		1.00		1.01
12/31/13	(e)	12.41		0.10		2.85		2.95		(0.20)		—	15.16		23.82		915	82	1.00		1.00		0.77
12/31/12		10.60		0.25		1.59		1.84		(0.03)		—	12.41		17.36		501	57	1.01		1.01		2.16

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from						Supplemental data			Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Franklin Templeton Global Fund
Class A
06/30/17	10.15	0.12	0.95	1.07	—		—		11.22	10.54	1,020,580	16	1.00	1.00	2.24
12/31/16	9.98	0.18	0.84	1.02	(0.21)		(0.63)		10.15	10.58	953,110	23	1.01	1.01	1.79
12/31/15	11.23	0.19	(0.90)	(0.71)	(0.26)		(0.28)		9.98	(6.43)	1,046,543	21	1.00	1.00	1.66
12/31/14	11.67	0.26	(0.53)	(0.27)	(0.09)		(0.08)		11.23	(2.36)	1,225,062	18	1.00	1.00	2.21
12/31/13	9.05	0.13	2.61	2.74	(0.12)		—		11.67	30.35	988,313	17	1.02	1.02	1.26
12/31/12	7.52	0.15	1.51	1.66	(0.13)		—		9.05	22.06	657,764	15	1.05	1.05	1.77

Class B
06/30/17	10.18	0.13	0.96	1.09	—		—		11.27	10.71	494	16	0.81	0.81	2.42
12/31/16	10.02	0.20	0.83	1.03	(0.24)		(0.63)		10.18	10.72	471	23	0.81	0.81	1.99
12/31/15	11.27	0.21	(0.90)	(0.69)	(0.28)		(0.28)		10.02	(6.20)	443	21	0.80	0.80	1.84
12/31/14	11.71	0.30	(0.55)	(0.25)	(0.11)		(0.08)		11.27	(2.23)	550	18	0.80	0.80	2.50
12/31/13	9.07	0.15	2.63	2.78	(0.14)		—		11.71	30.66	478	17	0.82	0.82	1.49
12/31/12	7.53	0.16	1.52	1.68	(0.14)		—		9.07	22.35	374	15	0.85	0.85	1.99

JNL/Franklin Templeton Global Multisector Bond Fund
Class A
06/30/17	10.36	0.29	0.11	0.40	—		—		10.76	3.86	1,809,267	29	1.03	1.03	5.52
12/31/16	10.04	0.45	(0.07)	0.38	(0.00)	(i)	(0.06)		10.36	3.82	1,724,715	65	1.05	1.07	4.62
12/31/15	11.51	0.43	(0.91)	(0.48)	(0.96)		(0.03)		10.04	(4.15)	1,840,377	37	1.05	1.08	3.77
12/31/14	11.99	0.45	(0.49)	(0.04)	(0.43)		(0.01)		11.51	(0.45)	2,064,144	28	1.07	1.08	3.73
12/31/13	11.84	0.40	0.01	0.41	(0.26)		(0.00)	(i)	11.99	3.53	1,752,613	26	1.08	1.09	3.34
12/31/12	10.07	0.39	1.40	1.79	(0.02)		(0.00)	(i)	11.84	17.78	977,534	11	1.10	1.10	3.48

Class B
06/30/17	10.40	0.31	0.10	0.41	—		—		10.81	3.94	240	29	0.83	0.83	5.76
12/31/16	10.08	0.47	(0.06)	0.41	(0.03)		(0.06)		10.40	4.05	212	65	0.85	0.87	4.81
12/31/15	11.56	0.45	(0.92)	(0.47)	(0.98)		(0.03)		10.08	(4.02)	247	37	0.85	0.88	3.97
12/31/14	12.03	0.47	(0.49)	(0.02)	(0.44)		(0.01)		11.56	(0.24)	312	28	0.87	0.88	3.93
12/31/13	11.86	0.42	0.02	0.44	(0.27)		(0.00)	(i)	12.03	3.75	295	26	0.88	0.89	3.51
12/31/12	10.07	0.31	1.50	1.81	(0.02)		(0.00)	(i)	11.86	17.98	204	11	0.90	0.90	2.82

JNL/Franklin Templeton Income Fund
Class A
06/30/17	11.32	0.24	0.27	0.51	—		—		11.83	4.51	2,503,008	13	0.92	0.92	4.18
12/31/16	10.39	0.45	1.00	1.45	(0.52)		—		11.32	14.12	2,469,017	43	0.93	0.93	4.15
12/31/15	11.73	0.50	(1.36)	(0.86)	(0.48)		—		10.39	(7.36)	2,293,763	29	0.92	0.92	4.35
12/31/14	11.73	0.50	(0.12)	0.38	(0.38)		—		11.73	3.19	2,704,647	24	0.92	0.92	4.07
12/31/13	10.67	0.51	0.98	1.49	(0.43)		—		11.73	14.08	2,192,366	20	0.93	0.93	4.49
12/31/12	9.94	0.58	0.63	1.21	(0.48)		—		10.67	12.20	1,622,308	24	0.94	0.94	5.47

Class B
06/30/17	10.85	0.24	0.26	0.50	—		—		11.35	4.61	589	13	0.72	0.72	4.37
12/31/16	9.99	0.45	0.95	1.40	(0.54)		—		10.85	14.23	579	43	0.73	0.73	4.36
12/31/15	11.29	0.50	(1.29)	(0.79)	(0.51)		—		9.99	(7.08)	528	29	0.72	0.72	4.54
12/31/14	11.30	0.51	(0.12)	0.39	(0.40)		—		11.29	3.37	746	24	0.72	0.72	4.28
12/31/13	10.29	0.52	0.94	1.46	(0.45)		—		11.30	14.27	661	20	0.73	0.73	4.69
12/31/12	9.59	0.58	0.61	1.19	(0.49)		—		10.29	12.51	548	24	0.74	0.74	5.66

JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/17	8.81	0.09	1.66	1.75	—		—		10.56	19.86	642,743	12	1.27	1.27	1.78
12/31/16	9.25	0.11	(0.22)	(0.11)	(0.14)		(0.19)		8.81	(1.17)	498,894	18	1.30	1.30	1.26
12/31/15	9.55	0.11	0.27	0.38	(0.09)		(0.59)		9.25	3.81	573,414	22	1.30	1.30	1.07
12/31/14	11.18	0.12	(1.17)	(1.05)	(0.09)		(0.49)		9.55	(9.42)	449,495	29	1.31	1.31	1.07
12/31/13	8.65	0.11	2.68	2.79	(0.10)		(0.16)		11.18	32.41	440,868	26	1.30	1.30	1.12
12/31/12	6.89	0.11	1.76	1.87	(0.11)		—		8.65	27.26	258,118	32	1.30	1.30	1.46

Class B
06/30/17	8.90	0.10	1.67	1.77	—		—		10.67	19.89	361	12	1.07	1.07	1.96
12/31/16	9.34	0.13	(0.22)	(0.09)	(0.16)		(0.19)		8.90	(0.96)	287	18	1.10	1.10	1.43
12/31/15	9.63	0.14	0.26	0.40	(0.10)		(0.59)		9.34	4.05	241	22	1.10	1.10	1.33
12/31/14	11.26	0.14	(1.18)	(1.04)	(0.10)		(0.49)		9.63	(9.22)	273	29	1.11	1.11	1.26
12/31/13	8.70	0.14	2.69	2.83	(0.11)		(0.16)		11.26	32.73	287	26	1.10	1.10	1.36
12/31/12	6.94	0.12	1.77	1.89	(0.13)		—		8.70	27.30	251	32	1.10	1.10	1.59

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/17		11.31	0.09	0.50	0.59	—	—	11.90	5.22	1,224,385	9		0.99	1.02	1.49
12/31/16		10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20		1.02	1.03	1.69
12/31/15		12.24	0.20	(0.76)	(0.56)	(0.41)	(0.54)	10.73	(4.67)	1,126,952	25		1.02	1.02	1.64
12/31/14		11.72	0.30	0.55	0.85	(0.09)	(0.24)	12.24	7.30	1,228,576	26		1.03	1.03	2.47
12/31/13		9.21	0.17	2.43	2.60	(0.09)	—	11.72	28.29	1,119,740	28		1.03	1.03	1.55
12/31/12		8.22	0.16	0.96	1.12	(0.13)	—	9.21	13.66	829,053	34		1.04	1.04	1.77

Class B
06/30/17		11.41	0.10	0.51	0.61	—	—	12.02	5.35	628	9		0.80	0.83	1.69
12/31/16		10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20		0.82	0.83	1.87
12/31/15		12.34	0.23	(0.76)	(0.53)	(0.44)	(0.54)	10.83	(4.43)	503	25		0.82	0.82	1.83
12/31/14		11.81	0.33	0.55	0.88	(0.11)	(0.24)	12.34	7.49	529	26		0.83	0.83	2.70
12/31/13		9.28	0.19	2.45	2.64	(0.11)	—	11.81	28.47	536	28		0.83	0.83	1.75
12/31/12		8.27	0.18	0.98	1.16	(0.15)	—	9.28	14.01	445	34		0.84	0.84	1.98

JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/17		11.57	0.13	0.16	0.29	—	—	11.86	2.51	1,126,668	113	(k)	0.85	0.86	2.19
12/31/16		11.61	0.22	0.03	0.25	(0.29)	—	11.57	2.10	1,145,530	443	(k)	0.86	0.87	1.81
12/31/15		11.81	0.23	(0.18)	0.05	(0.25)	—	11.61	0.39	1,116,546	370	(k)	0.87	0.87	1.94
12/31/14		11.44	0.21	0.41	0.62	(0.25)	—	11.81	5.40	973,327	283	(k)	0.88	0.88	1.74
12/31/13		12.44	0.19	(0.32)	(0.13)	(0.37)	(0.50)	11.44	(1.05)	778,592	571	(k)	0.88	0.88	1.58
12/31/12		12.22	0.20	0.74	0.94	(0.28)	(0.44)	12.44	7.76	908,757	843	(k)	0.88	0.88	1.58

Class B
06/30/17		11.77	0.14	0.17	0.31	—	—	12.08	2.63	447	113	(k)	0.66	0.67	2.38
12/31/16		11.80	0.24	0.04	0.28	(0.31)	—	11.77	2.33	480	443	(k)	0.66	0.67	2.01
12/31/15		11.99	0.26	(0.19)	0.07	(0.26)	—	11.80	0.62	430	370	(k)	0.67	0.67	2.14
12/31/14		11.61	0.23	0.42	0.65	(0.27)	—	11.99	5.59	426	283	(k)	0.68	0.68	1.93
12/31/13		12.63	0.22	(0.34)	(0.12)	(0.40)	(0.50)	11.61	(0.93)	378	571	(k)	0.68	0.68	1.77
12/31/12		12.40	0.23	0.75	0.98	(0.31)	(0.44)	12.63	7.97	344	843	(k)	0.68	0.68	1.82

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/17		10.00	0.26	0.75	1.01	—	—	11.01	10.10	321,250	54		1.06	1.08	4.90
12/31/16		9.17	0.55	0.28	0.83	—	—	10.00	9.05	303,222	99		1.08	1.08	5.51
12/31/15		10.46	0.51	(1.80)	(1.29)	—	—	9.17	(12.33)	409,493	109		1.07	1.07	5.09
12/31/14		11.46	0.55	(1.11)	(0.56)	(0.20)	(0.24)	10.46	(4.94)	639,536	130		1.06	1.07	4.76
12/31/13		14.11	0.57	(1.67)	(1.10)	(1.09)	(0.46)	11.46	(7.77)	795,092	160		1.06	1.07	4.19
12/31/12		12.03	0.67	1.73	2.40	—	(0.32)	14.11	19.96	952,660	138		1.07	1.07	5.05

Class B
06/30/17		10.12	0.27	0.76	1.03	—	—	11.15	10.18	197	54		0.87	0.89	5.09
12/31/16		9.26	0.59	0.27	0.86	—	—	10.12	9.29	184	99		0.88	0.88	5.81
12/31/15		10.54	0.54	(1.82)	(1.28)	—	—	9.26	(12.14)	165	109		0.87	0.87	5.37
12/31/14		11.55	0.58	(1.11)	(0.53)	(0.24)	(0.24)	10.54	(4.73)	170	130		0.86	0.87	5.00
12/31/13		14.22	0.60	(1.69)	(1.09)	(1.12)	(0.46)	11.55	(7.66)	169	160		0.86	0.87	4.38
12/31/12		12.09	0.71	1.74	2.45	—	(0.32)	14.22	20.28	261	138		0.87	0.87	5.34

JNL/Harris Oakmark Global Equity Fund
Class A
06/30/17		9.87	0.18	0.99	1.17	—	—	11.04	11.85	292,480	15		1.19	1.19	3.34
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45	64,916	42		1.21	1.21	1.57
12/31/15	*	10.00	0.05	(1.19)	(1.14)	—	—	8.86	(11.40)	91,143	23		1.21	1.21	0.85

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Invesco China-India Fund
Class A
06/30/17	6.91	0.01	1.95	1.96	—	—	8.87	28.36		572,283	24	1.21	1.25	0.36
12/31/16	7.41	0.05	(0.27)	(0.22)	(0.07)	(0.21)	6.91	(3.40)		406,147	118	1.23	1.27	0.64
12/31/15	7.89	0.09	(0.48)	(0.39)	(0.08)	(0.01)	7.41	(5.03)		363,197	62	1.30	1.30	1.08
12/31/14	7.14	0.10	0.72	0.82	(0.07)	—	7.89	11.40		381,803	34	1.31	1.31	1.37
12/31/13	7.38	0.07	(0.24)	(0.17)	(0.07)	—	7.14	(2.35)		354,740	29	1.31	1.31	1.07
12/31/12	6.02	0.07	1.34	1.41	(0.05)	—	7.38	23.48		373,612	24	1.31	1.31	0.99

Class B
06/30/17	6.96	0.02	1.97	1.99	—	—	8.95	28.59		377	24	1.02	1.06	0.52
12/31/16	7.47	0.06	(0.28)	(0.22)	(0.08)	(0.21)	6.96	(3.34)		282	118	1.03	1.07	0.79
12/31/15	7.95	0.10	(0.48)	(0.38)	(0.09)	(0.01)	7.47	(4.81)		309	62	1.09	1.09	1.19
12/31/14	7.19	0.12	0.72	0.84	(0.08)	—	7.95	11.67		312	34	1.11	1.11	1.55
12/31/13	7.43	0.10	(0.26)	(0.16)	(0.08)	—	7.19	(2.14)		271	29	1.11	1.11	1.40
12/31/12	6.07	0.08	1.34	1.42	(0.06)	—	7.43	23.52		387	24	1.11	1.11	1.23

JNL/Invesco Global Real Estate Fund
Class A
06/30/17	9.53	0.13	0.32	0.45	—	—	9.98	4.72		1,985,312	24	1.05	1.05	2.73
12/31/16	9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42		1,821,270	65	1.05	1.06	1.82
12/31/15	10.85	0.20	(0.31)	(0.11)	(0.31)	(0.65)	9.78	(0.96)		1,905,281	78	1.05	1.05	1.86
12/31/14	9.83	0.17	1.31	1.48	(0.13)	(0.33)	10.85	15.03		2,036,180	26	1.05	1.05	1.63
12/31/13	9.88	0.16	0.11	0.27	(0.32)	—	9.83	2.76		1,544,958	54	1.05	1.05	1.52
12/31/12	7.75	0.18	2.01	2.19	(0.06)	—	9.88	28.31		1,362,397	57	1.05	1.05	2.03

Class B
06/30/17	9.67	0.14	0.32	0.46	—	—	10.13	4.76		892	24	0.86	0.86	2.89
12/31/16	9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61		899	65	0.85	0.86	2.02
12/31/15	10.99	0.23	(0.32)	(0.09)	(0.33)	(0.65)	9.92	(0.76)		930	78	0.85	0.85	2.07
12/31/14	9.94	0.19	1.33	1.52	(0.14)	(0.33)	10.99	15.34		997	26	0.85	0.85	1.80
12/31/13	9.98	0.18	0.11	0.29	(0.33)	—	9.94	2.97		876	54	0.85	0.85	1.69
12/31/12	7.82	0.20	2.03	2.23	(0.07)	—	9.98	28.58		911	57	0.85	0.85	2.23

JNL/Invesco International Growth Fund
Class A
06/30/17	11.65	0.14	1.52	1.66	—	—	13.31	14.25		1,399,996	15	0.97	0.97	2.19
12/31/16	12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)		1,250,916	21	0.98	0.98	1.49
12/31/15	12.73	0.19	(0.44)	(0.25)	(0.23)	—	12.25	(2.03)		1,328,232	33	0.97	0.97	1.45
12/31/14	12.83	0.20	(0.17)	0.03	(0.13)	—	12.73	0.24		1,543,925	18	0.98	0.98	1.57
12/31/13	10.89	0.16	1.90	2.06	(0.12)	—	12.83	18.98		1,229,170	21	0.99	0.99	1.36
12/31/12	9.56	0.14	1.36	1.50	(0.17)	—	10.89	15.76		729,434	35	1.00	1.00	1.33

Class B
06/30/17	12.26	0.16	1.60	1.76	—	—	14.02	14.36		703	15	0.78	0.78	2.38
12/31/16	12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)		633	21	0.78	0.78	1.70
12/31/15	13.37	0.21	(0.45)	(0.24)	(0.25)	—	12.88	(1.81)		648	33	0.77	0.77	1.58
12/31/14	13.45	0.25	(0.18)	0.07	(0.15)	—	13.37	0.49		727	18	0.78	0.78	1.82
12/31/13	11.41	0.20	1.98	2.18	(0.14)	—	13.45	19.13		746	21	0.79	0.79	1.60
12/31/12	10.01	0.16	1.43	1.59	(0.19)	—	11.41	15.95		566	35	0.80	0.80	1.52

JNL/Invesco Mid Cap Value Fund
Class A
06/30/17	16.00	0.03	0.26	0.29	—	—	16.29	1.81		621,470	27	0.97	0.97	0.32
12/31/16	14.33	0.07	2.08	2.15	(0.06)	(0.42)	16.00	15.37		630,189	45	0.98	0.98	0.47
12/31/15	16.29	0.06	(1.53)	(1.47)	(0.05)	(0.44)	14.33	(9.08)		537,393	28	0.98	0.98	0.37
12/31/14	15.25	0.05	1.36	1.41	(0.03)	(0.34)	16.29	9.25		588,730	36	0.99	0.99	0.32
12/31/13	11.67	0.06	3.55	3.61	(0.03)	—	15.25	30.90	(h)	380,623	159	1.01	1.01	0.43
12/31/12	10.86	0.03	0.81	0.84	(0.03)	—	11.67	7.74		220,777	113	1.01	1.01	0.26

Class B
06/30/17	16.19	0.04	0.27	0.31	—	—	16.50	1.91		215	27	0.78	0.78	0.52
12/31/16	14.49	0.10	2.12	2.22	(0.09)	(0.42)	16.19	15.64		206	45	0.78	0.78	0.67
12/31/15	16.46	0.09	(1.54)	(1.45)	(0.08)	(0.44)	14.49	(8.90)		216	28	0.78	0.78	0.57
12/31/14	15.39	0.08	1.38	1.46	(0.05)	(0.34)	16.46	9.47		279	36	0.79	0.79	0.51
12/31/13	11.77	0.09	3.57	3.66	(0.04)	—	15.39	31.14	(h)	250	159	0.81	0.81	0.66
12/31/12	10.96	0.05	0.81	0.86	(0.05)	—	11.77	7.89		184	113	0.81	0.81	0.46

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Invesco Small Cap Growth Fund
Class A
06/30/17	20.48	(0.04)	2.18	2.14	—	—	22.62	10.45		1,630,154	12	1.10	1.11	(0.37)
12/31/16	18.86	(0.04)	2.18	2.14	—	(0.52)	20.48	11.51		1,534,205	33	1.10	1.11	(0.20)
12/31/15	20.40	(0.07)	(0.27)	(0.34)	—	(1.20)	18.86	(1.79)		1,318,791	28	1.10	1.12	(0.31)
12/31/14	19.59	(0.03)	1.59	1.56	—	(0.75)	20.40	7.99		917,464	37	1.11	1.12	(0.13)
12/31/13	14.30	(0.05)	5.71	5.66	(0.02)	(0.35)	19.59	39.69		731,601	30	1.12	1.13	(0.30)
12/31/12	12.55	0.04	2.17	2.21	—	(0.46)	14.30	17.68		394,626	39	1.15	1.15	0.26

Class B
06/30/17	21.16	(0.02)	2.26	2.24	—	—	23.40	10.59		857	12	0.90	0.91	(0.18)
12/31/16	19.43	0.00	2.25	2.25	—	(0.52)	21.16	11.74		802	33	0.90	0.91	(0.01)
12/31/15	20.94	(0.03)	(0.28)	(0.31)	—	(1.20)	19.43	(1.60)		760	28	0.90	0.92	(0.13)
12/31/14	20.05	0.02	1.62	1.64	—	(0.75)	20.94	8.21		713	37	0.91	0.92	0.08
12/31/13	14.62	(0.02)	5.83	5.81	(0.03)	(0.35)	20.05	39.88		634	30	0.92	0.93	(0.10)
12/31/12	12.79	0.05	2.24	2.29	—	(0.46)	14.62	17.97		463	39	0.95	0.95	0.35

JNL/JPMorgan MidCap Growth Fund
Class A
06/30/17	27.08	(0.02)	4.23	4.21	—	—	31.29	15.55		1,884,471	29	0.92	0.92	(0.12)
12/31/16	29.43	(0.02)	0.13	0.11	—	(2.46)	27.08	0.52		1,561,280	44	0.93	0.93	(0.09)
12/31/15	31.95	(0.08)	1.06	0.98	—	(3.50)	29.43	3.01		1,719,810	60	0.93	0.93	(0.23)
12/31/14	31.06	(0.12)	3.60	3.48	—	(2.59)	31.95	11.19		1,357,985	67	0.94	0.94	(0.36)
12/31/13	21.90	0.01	9.19	9.20	(0.04)	—	31.06	42.03		1,288,083	71	0.96	0.96	0.03
12/31/12	18.84	0.07	2.99	3.06	—	—	21.90	16.24		555,997	89	0.97	0.97	0.31

Class B
06/30/17	27.65	0.01	4.32	4.33	—	—	31.98	15.66		316	29	0.73	0.73	0.07
12/31/16	29.94	0.03	0.14	0.17	—	(2.46)	27.65	0.71		228	44	0.73	0.73	0.11
12/31/15	32.38	(0.01)	1.07	1.06	—	(3.50)	29.94	3.22		310	60	0.73	0.73	(0.04)
12/31/14	31.39	(0.05)	3.63	3.58	—	(2.59)	32.38	11.40		248	67	0.74	0.74	(0.16)
12/31/13	22.11	0.06	9.29	9.35	(0.07)	—	31.39	42.31		305	71	0.76	0.76	0.22
12/31/12	18.98	0.11	3.02	3.13	—	—	22.11	16.49		227	89	0.77	0.77	0.53

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/17	13.11	0.15	0.09	0.24	—	—	13.35	1.83		1,385,070	1	0.68	0.68	2.21
12/31/16	13.16	0.28	(0.08)	0.20	(0.25)	—	13.11	1.45		1,496,044	18	0.68	0.68	2.04
12/31/15	13.39	0.27	(0.21)	0.06	(0.29)	—	13.16	0.46		1,426,114	9	0.69	0.69	1.97
12/31/14	13.11	0.31	0.40	0.71	(0.43)	—	13.39	5.40		1,252,524	15	0.69	0.69	2.32
12/31/13	14.09	0.34	(0.83)	(0.49)	(0.49)	—	13.11	(3.51)	(h)	1,168,654	1	0.69	0.69	2.44
12/31/12	13.90	0.37	0.14	0.51	(0.32)	—	14.09	3.64		1,661,614	9	0.68	0.68	2.63

Class B
06/30/17	13.76	0.17	0.09	0.26	—	—	14.02	1.89		794	1	0.49	0.49	2.41
12/31/16	13.80	0.32	(0.09)	0.23	(0.27)	—	13.76	1.62		790	18	0.48	0.48	2.24
12/31/15	14.02	0.31	(0.22)	0.09	(0.31)	—	13.80	0.67		1,000	9	0.49	0.49	2.16
12/31/14	13.71	0.35	0.42	0.77	(0.46)	—	14.02	5.61		621	15	0.49	0.49	2.49
12/31/13	14.72	0.38	(0.87)	(0.49)	(0.52)	—	13.71	(3.33)	(h)	604	1	0.49	0.49	2.65
12/31/12	14.50	0.42	0.14	0.56	(0.34)	—	14.72	3.83		1,005	9	0.48	0.48	2.84

JNL/Lazard Emerging Markets Fund
Class A
06/30/17	9.02	0.10	1.08	1.18	—	—	10.20	13.08		919,169	2	1.21	1.22	1.96
12/31/16	7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28	(h)	876,859	32	1.22	1.24	1.39
12/31/15	9.97	0.16	(2.02)	(1.86)	(0.29)	(0.10)	7.72	(18.69)		832,464	16	1.22	1.23	1.68
12/31/14	10.97	0.22	(0.78)	(0.56)	(0.19)	(0.25)	9.97	(5.26)		1,333,382	17	1.21	1.22	1.94
12/31/13	11.47	0.18	(0.31)	(0.13)	(0.17)	(0.20)	10.97	(1.10)		1,522,796	26	1.22	1.23	1.65
12/31/12	9.83	0.19	1.96	2.15	(0.23)	(0.28)	11.47	22.21		1,409,847	31	1.22	1.22	1.76

Class B
06/30/17	9.05	0.11	1.09	1.20	—	—	10.25	13.26		502	2	1.02	1.03	2.13
12/31/16	7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50	(h)	488	32	1.02	1.04	1.59
12/31/15	10.03	0.17	(2.03)	(1.86)	(0.32)	(0.10)	7.75	(18.59)		418	16	1.02	1.03	1.83
12/31/14	11.03	0.24	(0.78)	(0.54)	(0.21)	(0.25)	10.03	(5.02)		541	17	1.01	1.02	2.12
12/31/13	11.52	0.21	(0.31)	(0.10)	(0.19)	(0.20)	11.03	(0.83)		602	26	1.02	1.03	1.84
12/31/12	9.87	0.22	1.97	2.19	(0.26)	(0.28)	11.52	22.46		759	31	1.02	1.02	2.01

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Mellon Capital Emerging Markets Index Fund
Class A
06/30/17	8.73	0.08	1.53	1.61	—		—	10.34	18.44	1,458,711	3	0.71	0.73	1.66
12/31/16	8.06	0.15	0.67	0.82	(0.15)		—	8.73	10.09	958,527	11	0.75	0.76	1.70
12/31/15	9.68	0.18	(1.66)	(1.48)	(0.14)		—	8.06	(15.29)	712,637	28	0.75	0.75	1.87
12/31/14	10.16	0.19	(0.56)	(0.37)	(0.11)		—	9.68	(3.69)	805,897	24	0.76	0.76	1.86
12/31/13	10.67	0.16	(0.60)	(0.44)	(0.07)		—	10.16	(4.16)	720,551	69	0.79	0.79	1.58
12/31/12	9.08	0.17	1.42	1.59	(0.00)	(i)	—	10.67	17.56	402,390	102	0.79	0.79	1.75

Class B
06/30/17	8.76	0.11	1.53	1.64	—		—	10.40	18.72	202	3	0.52	0.54	2.18
12/31/16	8.09	0.16	0.68	0.84	(0.17)		—	8.76	10.25	57	11	0.55	0.56	1.78
12/31/15	9.72	0.20	(1.67)	(1.47)	(0.16)		—	8.09	(15.18)	30	28	0.55	0.55	2.03
12/31/14	10.20	0.20	(0.56)	(0.36)	(0.12)		—	9.72	(3.54)	84	24	0.56	0.56	1.98
12/31/13	10.69	0.17	(0.59)	(0.42)	(0.07)		—	10.20	(3.89)	151	69	0.59	0.59	1.69
12/31/12	9.08	0.19	1.43	1.62	(0.01)		—	10.69	17.80	142	102	0.59	0.59	1.95

JNL/Mellon Capital European 30 Fund
Class A
06/30/17	11.26	0.31	1.41	1.72	—		—	12.98	15.28	426,553	66	0.64	0.64	5.15
12/31/16	11.85	0.37	(0.59)	(0.22)	(0.37)		—	11.26	(1.84)	350,097	81	0.65	0.65	3.26
12/31/15	12.57	0.34	(0.57)	(0.23)	(0.21)		(0.28)	11.85	(1.95)	465,106	51	0.68	0.68	2.65
12/31/14	13.16	0.42	(0.86)	(0.44)	(0.15)		—	12.57	(3.40)	259,340	61	0.71	0.71	3.09
12/31/13	10.16	0.34	2.76	3.10	(0.10)		—	13.16	30.61	139,057	55	0.75	0.75	2.90
12/31/12	9.84	0.39	0.45	0.84	(0.36)		(0.16)	10.16	8.64	30,128	72	0.77	0.77	3.93

Class B
06/30/17	11.36	0.33	1.41	1.74	—		—	13.10	15.32	29	66	0.45	0.45	5.39
12/31/16	11.95	0.38	(0.57)	(0.19)	(0.40)		—	11.36	(1.60)	23	81	0.45	0.45	3.26
12/31/15	12.67	0.39	(0.61)	(0.22)	(0.22)		(0.28)	11.95	(1.82)	20	51	0.48	0.48	3.03
12/31/14	13.25	0.47	(0.90)	(0.43)	(0.15)		—	12.67	(3.26)	178	61	0.51	0.51	3.46
12/31/13	10.21	0.43	2.72	3.15	(0.11)		—	13.25	30.91	182	55	0.55	0.55	3.71
12/31/12	9.88	0.44	0.42	0.86	(0.37)		(0.16)	10.21	8.89	136	72	0.57	0.57	4.35

JNL/Mellon Capital Pacific Rim 30 Fund
Class A
06/30/17	14.00	0.21	1.85	2.06	—		—	16.06	14.71	275,019	92	0.65	0.65	2.86
12/31/16	13.59	0.36	0.91	1.27	(0.28)		(0.58)	14.00	9.60	225,001	96	0.66	0.66	2.67
12/31/15	13.67	0.28	0.40	0.68	(0.29)		(0.47)	13.59	4.97	236,909	145	0.70	0.70	1.94
12/31/14	13.90	0.41	0.05	0.46	(0.35)		(0.34)	13.67	3.21	172,925	99	0.72	0.72	2.79
12/31/13	12.78	0.38	1.23	1.61	(0.49)		—	13.90	12.66	153,713	100	0.73	0.73	2.71
12/31/12	11.88	0.45	0.97	1.42	(0.23)		(0.29)	12.78	12.02	100,248	118	0.75	0.75	3.61

Class B
06/30/17	14.13	0.24	1.85	2.09	—		—	16.22	14.79	101	92	0.46	0.46	3.18
12/31/16	13.71	0.40	0.91	1.31	(0.31)		(0.58)	14.13	9.82	77	96	0.46	0.46	2.89
12/31/15	13.78	0.33	0.38	0.71	(0.31)		(0.47)	13.71	5.16	69	145	0.50	0.50	2.27
12/31/14	14.00	0.44	0.05	0.49	(0.37)		(0.34)	13.78	3.42	250	99	0.52	0.52	2.97
12/31/13	12.85	0.42	1.24	1.66	(0.51)		—	14.00	12.87	235	100	0.53	0.53	2.98
12/31/12	11.93	0.48	0.98	1.46	(0.25)		(0.29)	12.85	12.34	247	118	0.55	0.55	3.82

JNL/Mellon Capital S&P 500 Index Fund
Class A
06/30/17	18.65	0.15	1.54	1.69	—		—	20.34	9.06	7,021,627	10	0.53	0.54	1.51
12/31/16	16.79	0.29	1.62	1.91	(0.02)		(0.03)	18.65	11.37	6,405,019	5	0.54	0.55	1.67
12/31/15	17.11	0.27	(0.12)	0.15	(0.24)		(0.23)	16.79	0.87	5,384,191	5	0.55	0.56	1.57
12/31/14	15.32	0.24	1.77	2.01	(0.20)		(0.02)	17.11	13.07	4,131,640	2	0.55	0.56	1.47
12/31/13	11.82	0.21	3.53	3.74	(0.17)		(0.07)	15.32	31.64	3,067,267	2	0.56	0.57	1.51
12/31/12	10.48	0.20	1.41	1.61	(0.18)		(0.09)	11.82	15.37	1,586,913	5	0.58	0.58	1.74

Class B
06/30/17	19.05	0.17	1.58	1.75	—		—	20.80	9.19	5,389	10	0.34	0.35	1.71
12/31/16	17.12	0.33	1.65	1.98	(0.02)		(0.03)	19.05	11.56	5,184	5	0.34	0.35	1.86
12/31/15	17.47	0.30	(0.15)	0.15	(0.27)		(0.23)	17.12	0.86	4,671	5	0.36	0.37	1.72
12/31/14	15.63	0.27	1.81	2.08	(0.22)		(0.02)	17.47	13.30	39,667	2	0.35	0.36	1.67
12/31/13	12.05	0.24	3.60	3.84	(0.19)		(0.07)	15.63	31.89	27,825	2	0.36	0.37	1.71
12/31/12	10.68	0.23	1.43	1.66	(0.20)		(0.09)	12.05	15.56	17,633	5	0.38	0.38	1.92

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A
06/30/17		20.30	0.11	1.05	1.16	—		—	21.46	5.71		2,907,675	14		0.56	0.56	1.02
12/31/16		17.01	0.22	3.19	3.41	(0.03)		(0.09)	20.30	20.12		2,625,491	33		0.57	0.57	1.23
12/31/15		19.00	0.21	(0.72)	(0.51)	(0.17)		(1.31)	17.01	(2.69)		2,122,780	23		0.57	0.57	1.08
12/31/14		18.56	0.18	1.55	1.73	(0.18)		(1.11)	19.00	9.23		1,878,431	16		0.57	0.57	0.91
12/31/13		14.46	0.16	4.60	4.76	(0.13)		(0.53)	18.56	32.99	(h)	1,638,827	11		0.58	0.58	0.93
12/31/12		12.80	0.16	2.05	2.21	(0.15)		(0.40)	14.46	17.24		977,712	8		0.59	0.59	1.11

Class B
06/30/17		20.64	0.13	1.06	1.19	—		—	21.83	5.77		1,705	14		0.36	0.36	1.21
12/31/16		17.27	0.26	3.24	3.50	(0.04)		(0.09)	20.64	20.34		1,722	33		0.37	0.37	1.43
12/31/15		19.32	0.23	(0.77)	(0.54)	(0.20)		(1.31)	17.27	(2.77)		1,410	23		0.38	0.38	1.16
12/31/14		18.84	0.22	1.58	1.80	(0.21)		(1.11)	19.32	9.50		16,813	16		0.37	0.37	1.12
12/31/13		14.67	0.19	4.67	4.86	(0.16)		(0.53)	18.84	33.19	(h)	13,326	11		0.38	0.38	1.12
12/31/12		12.98	0.18	2.09	2.27	(0.18)		(0.40)	14.67	17.50		7,800	8		0.39	0.39	1.27

JNL/Mellon Capital Small Cap Index Fund
Class A
06/30/17		18.40	0.09	0.40	0.49	—		—	18.89	2.66		2,339,950	15		0.56	0.56	0.97
12/31/16		14.70	0.16	3.63	3.79	(0.08)		(0.01)	18.40	25.87		2,319,235	22		0.57	0.57	1.01
12/31/15		17.46	0.19	(0.98)	(0.79)	(0.11)		(1.86)	14.70	(4.56)		1,733,948	81		0.56	0.56	1.06
12/31/14		16.85	0.17	0.61	0.78	(0.17)		—	17.46	4.65		1,895,881	18		0.55	0.55	1.03
12/31/13		12.82	0.16	4.76	4.92	(0.15)	(l)	(0.74)	16.85	38.44	(h)	1,829,922	18		0.56	0.56	1.04
12/31/12		11.56	0.22	1.62	1.84	(0.21)		(0.37)	12.82	15.89		1,064,003	17		0.58	0.58	1.76

Class B
06/30/17		18.70	0.11	0.40	0.51	—		—	19.21	2.73		1,474	15		0.37	0.37	1.15
12/31/16		14.92	0.19	3.69	3.88	(0.09)		(0.01)	18.70	26.13		1,690	22		0.37	0.37	1.21
12/31/15		17.68	0.23	(1.00)	(0.77)	(0.13)		(1.86)	14.92	(4.39)		1,283	81		0.36	0.36	1.26
12/31/14		17.06	0.21	0.62	0.83	(0.21)		—	17.68	4.85		21,920	18		0.35	0.35	1.24
12/31/13		12.97	0.19	4.81	5.00	(0.17)	(l)	(0.74)	17.06	38.64	(h)	19,630	18		0.36	0.36	1.23
12/31/12		11.69	0.24	1.65	1.89	(0.24)		(0.37)	12.97	16.15		11,377	17		0.38	0.38	1.87

JNL/Mellon Capital International Index Fund
Class A
06/30/17		12.82	0.23	1.63	1.86	—		—	14.68	14.51		2,138,420	8		0.62	0.62	3.33
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)		—	12.82	0.80		2,257,948	7		0.63	0.63	2.69
12/31/15		13.19	0.34	(0.49)	(0.15)	(0.29)		—	12.75	(1.09)		2,322,277	6		0.62	0.62	2.46
12/31/14		14.51	0.46	(1.34)	(0.88)	(0.44)		—	13.19	(6.08)		2,190,126	6		0.62	0.62	3.15
12/31/13		12.22	0.33	2.28	2.61	(0.32)		—	14.51	21.43		2,303,582	1		0.63	0.63	2.48
12/31/12		10.62	0.33	1.58	1.91	(0.31)		—	12.22	18.02		1,734,284	2		0.65	0.65	2.93

Class B
06/30/17		13.30	0.26	1.69	1.95	—		—	15.25	14.66		1,604	8		0.43	0.43	3.63
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)		—	13.30	0.94		1,515	7		0.43	0.43	2.89
12/31/15		13.67	0.43	(0.57)	(0.14)	(0.32)		—	13.21	(1.00)		1,545	6		0.42	0.42	3.02
12/31/14		15.01	0.49	(1.36)	(0.87)	(0.47)		—	13.67	(5.82)		35,282	6		0.42	0.42	3.29
12/31/13		12.63	0.37	2.36	2.73	(0.35)		—	15.01	21.64		32,612	1		0.43	0.43	2.69
12/31/12		10.96	0.38	1.62	2.00	(0.33)		—	12.63	18.28		23,298	2		0.45	0.45	3.21

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Class A
06/30/17	*	10.00	0.02	0.22	0.22	—		—	10.22	2.20		6,119	22		0.71	0.71	1.24

JNL/Mellon Capital Bond Index Fund
Class A
06/30/17		11.63	0.11	0.13	0.24	—		—	11.87	2.06		1,173,677	25	(m)	0.56	0.56	1.89
12/31/16		11.50	0.21	0.01	0.22	(0.09)		—	11.63	1.92		1,136,243	77	(m)	0.57	0.57	1.78
12/31/15		11.78	0.22	(0.24)	(0.02)	(0.23)		(0.03)	11.50	(0.12)		1,050,126	80	(m)	0.58	0.58	1.85
12/31/14		11.62	0.24	0.41	0.65	(0.37)		(0.12)	11.78	5.61		892,848	78	(m)	0.57	0.57	1.97
12/31/13		12.22	0.20	(0.53)	(0.33)	(0.26)		(0.01)	11.62	(2.73)		1,543,416	69	(m)	0.56	0.56	1.66
12/31/12		12.11	0.24	0.19	0.43	(0.27)		(0.05)	12.22	3.61		1,826,770	63	(m)	0.56	0.56	1.98

Class B
06/30/17		12.03	0.13	0.13	0.26	—		—	12.29	2.16		1,363	25	(m)	0.37	0.37	2.08
12/31/16		11.88	0.24	0.01	0.25	(0.10)		—	12.03	2.10		1,407	77	(m)	0.37	0.37	1.98
12/31/15		12.15	0.25	(0.24)	0.01	(0.25)		(0.03)	11.88	0.15		1,369	80	(m)	0.38	0.38	2.06
12/31/14		11.99	0.27	0.42	0.69	(0.41)		(0.12)	12.15	5.75		5,477	78	(m)	0.37	0.37	2.18
12/31/13		12.61	0.23	(0.56)	(0.33)	(0.28)		(0.01)	11.99	(2.60)		4,558	69	(m)	0.36	0.36	1.87
12/31/12		12.48	0.28	0.20	0.48	(0.30)		(0.05)	12.61	3.85		4,559	63	(m)	0.36	0.36	2.18

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Mellon Capital Utilities Sector Fund
Class A
06/30/17		12.41	0.18	0.82	1.00	—		—		13.41	8.06		79,754	6	0.69		0.69		2.70
12/31/16		10.99	0.34	1.50	1.84	(0.23)		(0.19)		12.41	16.81		76,323	25	0.69		0.69		2.75
12/31/15		11.85	0.33	(0.98)	(0.65)	(0.15)		(0.06)		10.99	(5.41)		43,462	34	0.70		0.70		2.92
12/31/14		9.39	0.31	2.15	2.46	(0.00)	(i)	—		11.85	26.20		46,617	14	0.71		0.71		2.87
12/31/13	*	10.00	0.22	(0.62)	(0.40)	(0.21)		(0.00)	(i)	9.39	(3.98)		3,246	77	0.73		0.73		3.41

JNL/MFS Mid Cap Value Fund
Class A
06/30/17		10.87	0.04	0.56	0.60	—		—		11.47	5.52		835,039	109	0.98		1.00		0.77
12/31/16		9.57	0.08	1.22	1.30	—		—		10.87	13.58		910,162	135	1.00		1.01		0.82
12/31/15		11.65	0.07	(1.12)	(1.05)	(0.07)		(0.96)		9.57	(8.96)		1,107,234	96	0.99		1.01		0.62
12/31/14		12.05	0.08	1.52	1.60	(0.10)		(1.90)		11.65	13.13		1,259,794	102	0.99		1.01		0.65
12/31/13		11.06	0.07	3.52	3.59	(0.05)		(2.55)		12.05	32.73		1,141,673	121	1.00		1.01		0.57
12/31/12		9.56	0.11	1.61	1.72	(0.11)		(0.11)		11.06	18.01		967,000	80	1.01		1.01		1.08

Class B
06/30/17		10.93	0.06	0.56	0.62	—		—		11.55	5.67		11,804	109	0.79		0.81		0.98
12/31/16		9.61	0.10	1.22	1.32	—		—		10.93	13.74		11,032	135	0.80		0.81		1.02
12/31/15		11.69	0.09	(1.12)	(1.03)	(0.09)		(0.96)		9.61	(8.71)		10,624	96	0.79		0.81		0.79
12/31/14		12.09	0.11	1.52	1.63	(0.13)		(1.90)		11.69	13.33		24,471	102	0.79		0.81		0.86
12/31/13		11.09	0.10	3.52	3.62	(0.07)		(2.55)		12.09	32.90		19,136	121	0.80		0.81		0.80
12/31/12		9.57	0.14	1.62	1.76	(0.13)		(0.11)		11.09	18.43		10,577	80	0.81		0.81		1.35

JNL Multi-Manager Alternative Fund
Class A
06/30/17		9.63	0.01	0.26	0.27	—		—		9.90	2.80		936,036	133 (n)	2.15	(f)	2.39	(f)	0.23
12/31/16		9.57	0.01	0.14	0.15	(0.03)		(0.06)		9.63	1.60		802,534	278	2.07	(f)	2.49	(f)	0.12
12/31/15	*	10.00	0.00	(0.43)	(0.43)	—		—		9.57	(4.30)		707,434	178	2.10	(f)	2.51	(f)	0.07

JNL Multi-Manager Mid Cap Fund
Class A
06/30/17		10.67	0.01	0.79	0.80	—		—		11.47	7.50		904,624	16	1.09		1.09		0.23
12/31/16	*	10.00	0.01	0.66	0.67	—		—		10.67	6.70		807,473	13	1.09		1.09		0.23

JNL Multi-Manager Small Cap Growth Fund
Class A
06/30/17		20.34	(0.03)	2.83	2.80	—		—		23.14	13.77		1,453,297	49	0.97		0.97		(0.29)
12/31/16		22.26	(0.04)	1.15	1.11	—		(3.03)		20.34	5.75		1,293,050	119	0.98		0.98		(0.18)
12/31/15		27.27	(0.13)	(1.06)	(1.19)	—		(3.82)		22.26	(4.68)		1,260,834	137	0.98		0.98		(0.49)
12/31/14		29.09	(0.08)	0.85	0.77	—		(2.59)		27.27	2.80		1,361,883	46	0.97		0.97		(0.27)
12/31/13		22.77	(0.07)	6.99	6.92	(0.02)		(0.58)		29.09	30.47	(h)	1,637,979	71	0.97		0.97		(0.28)
12/31/12		20.16	0.02	2.76	2.78	—		(0.17)		22.77	13.83		1,272,126	51	0.98		0.98		0.07

Class B
06/30/17		21.23	(0.01)	2.95	2.94	—		—		24.17	13.85		1,003	49	0.78		0.78		(0.09)
12/31/16		23.06	0.00	1.20	1.20	—		(3.03)		21.23	5.95		867	119	0.78		0.78		0.02
12/31/15		28.05	(0.08)	(1.09)	(1.17)	—		(3.82)		23.06	(4.47)		894	137	0.78		0.78		(0.28)
12/31/14		29.78	(0.02)	0.88	0.86	—		(2.59)		28.05	3.04		1,188	46	0.77		0.77		(0.07)
12/31/13		23.29	(0.02)	7.15	7.13	(0.06)		(0.58)		29.78	30.69	(h)	1,159	71	0.77		0.77		(0.08)
12/31/12		20.57	0.05	2.84	2.89	—		(0.17)		23.29	14.09		912	51	0.78		0.78		0.23

JNL Multi-Manager Small Cap Value Fund
Class A
06/30/17		14.56	0.03	0.36	0.39	—		—		14.95	2.68		1,094,237	38	1.07		1.07		0.46
12/31/16		12.86	0.09	2.80	2.89	(0.09)		(1.10)		14.56	23.78		1,231,425	84	1.08		1.08		0.65
12/31/15		15.19	0.09	(1.49)	(1.40)	(0.05)		(0.88)		12.86	(9.44)		1,020,575	138	1.08		1.08		0.61
12/31/14		16.61	0.06	(0.04)	0.02	(0.06)		(1.38)		15.19	0.15		1,147,989	20	1.08		1.08		0.34
12/31/13		12.53	0.06	4.24	4.30	(0.12)		(0.10)		16.61	34.38		1,031,865	25	1.08		1.08		0.39
12/31/12		10.69	0.15	1.73	1.88	(0.03)		(0.01)		12.53	17.62		919,607	8	1.10		1.10		1.28

Class B
06/30/17		14.58	0.05	0.36	0.41	—		—		14.99	2.81		441	38	0.88		0.88		0.65
12/31/16		12.86	0.11	2.81	2.92	(0.10)		(1.10)		14.58	24.02		521	84	0.88		0.88		0.84
12/31/15		15.19	0.12	(1.49)	(1.37)	(0.08)		(0.88)		12.86	(9.26)		417	138	0.88		0.88		0.82
12/31/14		16.60	0.09	(0.03)	0.06	(0.09)		(1.38)		15.19	0.36		511	20	0.88		0.88		0.52
12/31/13		12.51	0.09	4.24	4.33	(0.14)		(0.10)		16.60	34.67		556	25	0.88		0.88		0.60
12/31/12		10.66	0.16	1.74	1.90	(0.04)		(0.01)		12.51	17.87		459	8	0.90		0.90		1.40

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/17		10.68	0.15	0.34	0.49	—		—		11.17	4.59	657,145	66	(o)	0.94		0.94		2.75
12/31/16		10.45	0.31	0.30	0.61	(0.34)		(0.04)		10.68	5.81	590,043	103	(o)	0.94		0.94		2.90
12/31/15		10.89	0.32	(0.44)	(0.12)	(0.15)		(0.17)		10.45	(1.14)	761,507	80	(o)	0.94		0.94		2.92
12/31/14		10.50	0.29	0.22	0.51	(0.08)		(0.04)		10.89	4.90	667,837	107	(o)	0.95		0.95		2.68
12/31/13		10.54	0.24	(0.25)	(0.01)	(0.02)		(0.01)		10.50	(0.10)	467,334	106	(o)	0.95		0.95		2.24
12/31/12	*	10.00	0.13	0.41	0.54	—		—		10.54	5.40	80,917	76	(o)	0.95		0.95		1.93

Class B
06/30/17		10.74	0.16	0.34	0.50	—		—		11.24	4.66	21	66	(o)	0.74		0.74		2.95
12/31/16		10.52	0.34	0.29	0.63	(0.37)		(0.04)		10.74	5.93	19	103	(o)	0.74		0.74		3.14
12/31/15		10.94	0.34	(0.42)	(0.08)	(0.17)		(0.17)		10.52	(0.81)	36	80	(o)	0.74		0.74		3.09
12/31/14		10.53	0.31	0.23	0.54	(0.09)		(0.04)		10.94	5.14	145	107	(o)	0.75		0.75		2.88
12/31/13		10.55	0.26	(0.25)	0.01	(0.02)		(0.01)		10.53	0.10	121	106	(o)	0.75		0.75		2.43
12/31/12	*	10.00	0.14	0.41	0.55	—		—		10.55	5.50	121	76	(o)	0.75		0.75		2.09

JNL/Oppenheimer Emerging Markets Innovator Fund
Class A
06/30/17		8.45	0.02	1.73	1.75	—		—		10.20	20.71	377,596	10		1.45		1.45		0.39
12/31/16		8.49	0.02	(0.06)	(0.04)	—		—		8.45	(0.47)	292,781	23		1.47		1.47		0.25
12/31/15	*	10.00	0.01	(1.52)	(1.51)	—		—		8.49	(15.10)	129,094	39		1.46		1.46		0.08

JNL/Oppenheimer Global Growth Fund
Class A
06/30/17		13.74	0.09	2.62	2.71	—		—		16.45	19.72	2,239,449	9		0.95		0.96		1.13
12/31/16		14.23	0.12	(0.11)	0.01	(0.08)		(0.42)		13.74	0.10	1,809,162	19		0.96		0.97		0.86
12/31/15		14.19	0.11	0.43	0.54	(0.12)		(0.38)		14.23	3.80	1,532,163	17		0.97		0.97		0.75
12/31/14		14.26	0.16	0.12	0.28	(0.08)		(0.27)		14.19	1.91	1,233,220	20		0.99		0.99		1.11
12/31/13		11.40	0.11	2.87	2.98	(0.12)		(0.00)	(i)	14.26	26.24	987,372	15		0.99		0.99		0.88
12/31/12		9.55	0.14	1.82	1.96	(0.11)		—		11.40	20.54	636,096	34		1.01		1.01		1.33

Class B
06/30/17		13.97	0.10	2.66	2.76	—		—		16.73	19.76	1,719	9		0.76		0.77		1.28
12/31/16		14.44	0.14	(0.09)	0.05	(0.10)		(0.42)		13.97	0.40	1,456	19		0.76		0.77		1.04
12/31/15		14.39	0.15	0.43	0.58	(0.15)		(0.38)		14.44	3.97	1,018	17		0.77		0.77		0.97
12/31/14		14.45	0.19	0.12	0.31	(0.10)		(0.27)		14.39	2.08	1,019	20		0.79		0.79		1.30
12/31/13		11.54	0.14	2.91	3.05	(0.14)		(0.00)	(i)	14.45	26.52	1,030	15		0.79		0.79		1.12
12/31/12		9.66	0.16	1.85	2.01	(0.13)		—		11.54	20.82	839	34		0.81		0.81		1.49

JNL/PIMCO Real Return Fund
Class A
06/30/17		9.65	0.10	0.01	0.11	—		—		9.76	1.14	2,110,174	73		1.07	(f)	1.07	(f)	2.02
12/31/16		9.74	0.17	0.35	0.52	(0.61)	(p)	—		9.65	5.17	1,750,231	118		1.05	(f)	1.05	(f)	1.70
12/31/15		10.46	0.05	(0.37)	(0.32)	(0.40)		—		9.74	(3.10)	1,571,160	29		0.94	(f)	0.94	(f)	0.47
12/31/14		10.20	0.15	0.19	0.34	(0.08)		—		10.46	3.29	1,950,838	34		0.86	(f)	0.86	(f)	1.37
12/31/13		12.89	0.07	(1.24)	(1.17)	(0.17)		(1.35)		10.20	(9.13)	1,820,680	86		0.86	(f)	0.86	(f)	0.61
12/31/12		12.83	0.13	0.96	1.09	(0.25)		(0.78)		12.89	8.43	3,083,176	85		0.85	(f)	0.85	(f)	0.98

Class B
06/30/17		9.75	0.11	0.00	0.11	—		—		9.86	1.13	759	73		0.88	(f)	0.88	(f)	2.19
12/31/16		9.82	0.20	0.36	0.56	(0.63)	(p)	—		9.75	5.56	744	118		0.85	(f)	0.85	(f)	1.92
12/31/15		10.56	0.08	(0.40)	(0.32)	(0.42)		—		9.82	(3.03)	693	29		0.74	(f)	0.74	(f)	0.80
12/31/14		10.30	0.17	0.19	0.36	(0.10)		—		10.56	3.52	757	34		0.66	(f)	0.66	(f)	1.61
12/31/13		13.01	0.10	(1.25)	(1.15)	(0.21)		(1.35)		10.30	(8.88)	768	86		0.66	(f)	0.66	(f)	0.84
12/31/12		12.93	0.16	0.97	1.13	(0.27)		(0.78)		13.01	8.67	952	85		0.65	(f)	0.65	(f)	1.20

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended	Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/PIMCO Total Return Bond Fund
Class A
06/30/17	12.31		0.17		0.29		0.46		—		—		12.77		3.74	3,458,582	329	0.81	(f)	0.83	(f)	2.76
12/31/16	12.04		0.33		0.00		0.33		(0.05)		(0.01)		12.31		2.72	3,733,713	475	0.82	(f)	0.84	(f)	2.63
12/31/15	12.61		0.30		(0.25)		0.05		(0.38)		(0.24)		12.04		0.41	4,316,143	439	0.79	(f)	0.80	(f)	2.35
12/31/14	12.61		0.16		0.34		0.50		(0.45)		(0.05)		12.61		3.98	4,541,679	265	0.80	(f)	0.80	(f)	1.27
12/31/13	13.06		0.14		(0.41)		(0.27)		(0.16)		(0.02)		12.61		(2.08)	5,138,711	421	0.80	(f)	0.80	(f)	1.05
12/31/12	12.57		0.24		0.76		1.00		(0.25)		(0.26)		13.06		8.00	5,788,043	448	0.80	(f)	0.80	(f)	1.79

Class B
06/30/17	13.25		0.20		0.30		0.50		—		—		13.75		3.77	18,222	329	0.62	(f)	0.64	(f)	3.01
12/31/16	12.93		0.38		0.00		0.38		(0.05)		(0.01)		13.25		2.96	17,283	475	0.62	(f)	0.64	(f)	2.86
12/31/15	13.50		0.35		(0.27)		0.08		(0.41)		(0.24)		12.93		0.56	17,787	439	0.59	(f)	0.60	(f)	2.55
12/31/14	13.46		0.20		0.37		0.57		(0.48)		(0.05)		13.50		4.27	18,000	265	0.60	(f)	0.60	(f)	1.47
12/31/13	13.93		0.17		(0.43)		(0.26)		(0.19)		(0.02)		13.46		(1.92)	19,989	421	0.60	(f)	0.60	(f)	1.26
12/31/12	13.37		0.28		0.81		1.09		(0.27)		(0.26)		13.93		8.21	24,851	448	0.60	(f)	0.60	(f)	2.00

JNL/PPM America Floating Rate Income Fund
Class A
06/30/17	10.58		0.18		(0.04)		0.14		—		—		10.72		1.32	1,541,955	46	0.96		0.97		3.49
12/31/16	10.11		0.39		0.55		0.94		(0.47)		—		10.58		9.42	1,410,038	50	0.99		0.99		3.73
12/31/15	10.65		0.39		(0.52)		(0.13)		(0.41)		—		10.11		(1.28)	1,512,553	37	0.98		0.98		3.60
12/31/14	10.91		0.38		(0.36)		0.02		(0.26)		(0.02)		10.65		0.12	1,611,668	97	0.98		0.98		3.44
12/31/13	10.60		0.40		0.07		0.47		(0.16)		—		10.91		4.41	1,543,108	62	0.98		0.98		3.71
12/31/12	10.07		0.44		0.35		0.79		(0.26)		—		10.60		7.82	659,373	55	1.00		1.00		4.17

JNL/PPM America High Yield Bond Fund
Class A
06/30/17	13.46		0.36		0.21		0.57		—		—		14.03		4.23	2,373,863	42	0.73		0.73		5.31
12/31/16	11.51	(j)	0.73	(j)	1.24	(j)	1.97	(j)	(0.02)	(j)	—		13.46		17.23	2,361,300	96	0.74		0.74		5.90
12/31/15	13.31	(j)	0.80	(j)	(1.74)	(j)	(0.94)	(j)	(0.83)	(j)	(0.03)	(j)	11.51	(j)	(7.05)	2,360,906	76	0.74		0.74		5.98
12/31/14	14.37	(j)	0.83	(j)	(0.81)	(j)	0.02	(j)	(0.86)	(j)	(0.22)	(j)	13.31	(j)	0.13	2,729,886	64	0.74		0.74		5.58
12/31/13	14.42	(j)	0.92	(j)	0.27	(j)	1.19	(j)	(0.91)	(j)	(0.33)	(j)	14.37	(j)	8.20	2,573,016	94	0.74		0.74		6.17
12/31/12	13.02	(j)	0.97	(j)	1.21	(j)	2.18	(j)	(0.78)	(j)	—		14.42	(j)	16.75	2,193,974	73	0.74		0.74		6.87

Class B
06/30/17	15.49		0.43		0.24		0.67		—		—		16.16		4.33	14,325	42	0.54		0.54		5.50
12/31/16	13.22	(j)	0.87	(j)	1.42	(j)	2.29	(j)	(0.02)	(j)	—		15.49		17.34	12,207	96	0.54		0.54		6.08
12/31/15	15.15	(j)	0.94	(j)	(1.98)	(j)	(1.04)	(j)	(0.86)	(j)	(0.03)	(j)	13.22	(j)	(6.92)	10,275	76	0.54		0.54		6.18
12/31/14	16.21	(j)	0.97	(j)	(0.92)	(j)	0.05	(j)	(0.89)	(j)	(0.22)	(j)	15.15	(j)	0.44	11,965	64	0.54		0.54		5.78
12/31/13	16.11	(j)	1.07	(j)	0.30	(j)	1.37	(j)	(0.94)	(j)	(0.33)	(j)	16.21	(j)	8.52	12,319	94	0.54		0.54		6.39
12/31/12	14.46	(j)	1.12	(j)	1.33	(j)	2.45	(j)	(0.80)	(j)	—		16.11	(j)	16.90	11,478	73	0.54		0.54		7.10

JNL/PPM America Mid Cap Value Fund
Class A
06/30/17	14.63		0.05		0.20		0.25		—		—		14.88		1.71	691,788	20	0.95		1.03		0.74
12/31/16	12.40		0.12		3.14		3.26		(0.08)		(0.96)		14.63		27.41	744,881	37	0.98		1.05		0.88
12/31/15	15.54		0.13		(1.28)		(1.15)		(0.11)		(1.88)		12.40		(8.06)	343,812	46	1.00		1.06		0.84
12/31/14	14.93		0.11		1.44		1.55		(0.08)		(0.86)		15.54		10.45	391,525	47	1.04		1.06		0.72
12/31/13	10.64		0.09		4.28		4.37		(0.08)		—		14.93		41.08	318,545	43	1.06		1.06		0.73
12/31/12	9.78		0.11		1.47		1.58		(0.05)		(0.67)		10.64		16.43	153,777	71	1.06		1.06		0.99

Class B
06/30/17	14.72		0.07		0.20		0.27		—		—		14.99		1.83	70	20	0.76		0.84		0.92
12/31/16	12.46		0.15		3.16		3.31		(0.09)		(0.96)		14.72		27.69	128	37	0.78		0.85		1.10
12/31/15	15.61		0.16		(1.29)		(1.13)		(0.14)		(1.88)		12.46		(7.92)	66	46	0.80		0.86		1.02
12/31/14	14.98		0.14		1.45		1.59		(0.10)		(0.86)		15.61		10.69	268	47	0.84		0.86		0.90
12/31/13	10.67		0.12		4.28		4.40		(0.09)		—		14.98		41.31	261	43	0.86		0.86		0.91
12/31/12	9.80		0.13		1.48		1.61		(0.07)		(0.67)		10.67		16.70	162	71	0.86		0.86		1.18

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from							Supplemental data					Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/PPM America Small Cap Value Fund
Class A
06/30/17	13.10	0.05	0.55	0.60	—		—		13.70	4.58		761,983	26		0.95		1.03	0.74
12/31/16	10.12	0.06	3.02	3.08	(0.01)		(0.09)		13.10	30.55		778,686	44		0.98		1.05	0.56
12/31/15	11.26	0.07	(0.46)	(0.39)	(0.06)		(0.69)		10.12	(3.49)		381,841	54		1.00		1.05	0.57
12/31/14	12.51	0.05	0.68	0.73	(0.03)		(1.95)		11.26	5.85		211,532	69		1.05		1.06	0.39
12/31/13	9.74	0.06	3.56	3.62	(0.04)		(0.81)		12.51	37.35		198,874	48		1.06		1.06	0.51
12/31/12	8.41	0.08	1.57	1.65	(0.09)		(0.23)		9.74	19.68		99,004	86		1.06		1.06	0.91

Class B
06/30/17	13.44	0.07	0.56	0.63	—		—		14.07	4.69		257	26		0.76		0.84	0.98
12/31/16	10.36	0.09	3.09	3.18	(0.01)		(0.09)		13.44	30.83		141	44		0.78		0.85	0.78
12/31/15	11.31	0.08	(0.26)	(0.18)	(0.08)		(0.69)		10.36	(1.48)		33	54		0.80		0.85	0.68
12/31/14	12.54	0.07	0.70	0.77	(0.05)		(1.95)		11.31	6.14		14,348	69		0.85		0.86	0.58
12/31/13	9.76	0.08	3.57	3.65	(0.06)		(0.81)		12.54	37.56		16,945	48		0.86		0.86	0.72
12/31/12	8.43	0.10	1.58	1.68	(0.12)		(0.23)		9.76	19.93		6,729	86		0.86		0.86	1.10

JNL/PPM America Total Return Fund†
Class A
06/30/17	11.72	0.14	0.16	0.30	—		—		12.02	2.56		1,296,589	36	(q)	0.79		0.79	2.35
12/31/16	11.43	0.30	0.36	0.66	(0.37)		—		11.72	5.68		1,134,787	100	(q)	0.80		0.80	2.56
12/31/15	11.85	0.34	(0.47)	(0.13)	(0.28)		(0.01)		11.43	(1.11)		1,044,307	88	(q)	0.79	(r)	0.79 (r)	2.84
12/31/14	11.36	0.34	0.35	0.69	(0.20)		(0.00)	(i)	11.85	6.06		1,094,721	94	(q)	0.81		0.81	2.86
12/31/13	11.83	0.33	(0.31)	0.02	(0.19)		(0.30)		11.36	0.20		595,841	102	(q)	0.80		0.80	2.84
12/31/12	10.72	0.25	0.86	1.11	(0.00)	(i)	(0.00)	(i)	11.83	10.44		487,664	229	(q)	0.80		0.80	2.15

JNL/PPM America Value Equity Fund
Class A
06/30/17	21.03	0.16	0.28	0.44	—		—		21.47	2.09		224,486	16		0.85		0.85	1.51
12/31/16	17.63	0.33	3.44	3.77	(0.37)		—		21.03	21.62		219,160	30		0.85		0.85	1.77
12/31/15	19.31	0.32	(2.00)	(1.68)	—		—		17.63	(8.70)		162,482	26		0.86		0.86	1.72
12/31/14	17.97	0.28	1.98	2.26	(0.92)		—		19.31	12.50		212,739	33		0.85		0.85	1.47
12/31/13	12.96	0.23	4.98	5.21	(0.20)		—		17.97	40.23	(h)	179,288	31		0.86		0.86	1.45
12/31/12	11.36	0.21	1.57	1.78	(0.18)		—		12.96	15.66		118,286	39		0.86		0.86	1.63

Class B
06/30/17	21.16	0.18	0.28	0.46	—		—		21.62	2.17		94	16		0.65		0.65	1.71
12/31/16	17.74	0.37	3.46	3.83	(0.41)		—		21.16	21.87		92	30		0.65		0.65	1.98
12/31/15	19.38	0.36	(2.00)	(1.64)	—		—		17.74	(8.46)		72	26		0.66		0.66	1.91
12/31/14	18.05	0.32	1.99	2.31	(0.98)		—		19.38	12.74		991	33		0.65		0.65	1.69
12/31/13	13.01	0.26	5.01	5.27	(0.23)		—		18.05	40.50	(h)	550	31		0.66		0.66	1.63
12/31/12	11.40	0.23	1.59	1.82	(0.21)		—		13.01	15.92		369	39		0.66		0.66	1.83

JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/17	8.81	0.13	1.63	1.76	—		—		10.57	19.98		501,649	12		1.17		1.17	2.76
12/31/16	9.64	0.15	0.57	0.72	(0.43)		(1.12)		8.81	8.22		460,117	22		1.17		1.17	1.64
12/31/15	10.91	0.23	(0.25)	(0.02)	(0.67)		(0.58)		9.64	(0.41)		641,681	27		1.17		1.17	2.06
12/31/14	12.17	0.21	(0.14)	0.07	(0.85)		(0.48)		10.91	0.62		847,960	34		1.17		1.17	1.71
12/31/13	9.33	0.20	3.64	3.84	(1.00)		—		12.17	41.66		826,147	40		1.17		1.17	1.80
12/31/12	7.25	0.15	2.04	2.19	—		(0.11)		9.33	30.26		684,236	31		1.17		1.17	1.79

Class B
06/30/17	8.90	0.14	1.64	1.78	—		—		10.68	20.00		512	12		0.97		0.97	2.91
12/31/16	9.73	0.18	0.58	0.76	(0.46)		(1.12)		8.90	8.50		488	22		0.97		0.97	1.88
12/31/15	11.01	0.26	(0.26)	0.00	(0.70)		(0.58)		9.73	(0.23)		435	27		0.97		0.97	2.25
12/31/14	12.26	0.24	(0.14)	0.10	(0.87)		(0.48)		11.01	0.86		515	34		0.97		0.97	1.92
12/31/13	9.40	0.22	3.66	3.88	(1.02)		—		12.26	41.79		550	40		0.97		0.97	1.96
12/31/12	7.28	0.17	2.06	2.23	—		(0.11)		9.40	30.69		430	31		0.97		0.97	2.00

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/S&P Competitive Advantage Fund
Class A
06/30/17		14.40	0.08	0.20	0.28	—	—	14.68	1.94	2,807,200	11	0.66	0.66	1.03
12/31/16		15.35	0.20	0.57	0.77	(0.16)	(1.57)	14.40	5.70	2,896,060	57	0.66	0.66	1.36
12/31/15		16.89	0.17	0.09	0.26	(0.13)	(1.67)	15.35	1.19	2,697,114	81	0.66	0.66	0.98
12/31/14		16.82	0.15	1.54	1.69	(0.05)	(1.57)	16.89	10.06	2,800,241	54	0.66	0.66	0.90
12/31/13		12.54	0.09	5.27	5.36	(0.09)	(0.99)	16.82	42.94	1,720,778	68	0.67	0.67	0.59
12/31/12		10.95	0.14	1.68	1.82	(0.07)	(0.16)	12.54	16.63	824,193	58	0.69	0.69	1.17

Class B
06/30/17		14.49	0.09	0.21	0.30	—	—	14.79	2.07	422	11	0.46	0.46	1.23
12/31/16		15.44	0.24	0.56	0.80	(0.19)	(1.57)	14.49	5.88	405	57	0.46	0.46	1.56
12/31/15		16.97	0.21	0.08	0.29	(0.15)	(1.67)	15.44	1.40	431	81	0.46	0.46	1.18
12/31/14		16.87	0.19	1.54	1.73	(0.06)	(1.57)	16.97	10.30	542	54	0.46	0.46	1.11
12/31/13		12.56	0.12	5.28	5.40	(0.10)	(0.99)	16.87	43.23	473	68	0.47	0.47	0.79
12/31/12		10.95	0.21	1.64	1.85	(0.08)	(0.16)	12.56	16.91	531	58	0.49	0.49	1.70

JNL/S&P Dividend Income & Growth Fund
Class A
06/30/17		15.61	0.23	0.07	0.30	—	—	15.91	1.92	5,525,694	12	0.65	0.65	2.96
12/31/16		14.09	0.47	1.99	2.46	(0.36)	(0.58)	15.61	17.73	5,805,527	51	0.65	0.65	3.02
12/31/15		15.27	0.43	(0.33)	0.10	(0.38)	(0.90)	14.09	0.69	3,958,646	69	0.66	0.66	2.84
12/31/14		14.24	0.42	1.53	1.95	(0.20)	(0.72)	15.27	13.70	4,277,523	36	0.66	0.66	2.76
12/31/13		11.39	0.36	3.13	3.49	(0.19)	(0.45)	14.24	30.78	2,928,292	57	0.67	0.67	2.66
12/31/12		10.70	0.38	0.99	1.37	(0.18)	(0.50)	11.39	12.81	1,267,104	55	0.67	0.67	3.30

Class B
06/30/17		15.80	0.25	0.07	0.32	—	—	16.12	2.03	1,623	12	0.45	0.45	3.16
12/31/16		14.25	0.50	2.02	2.52	(0.38)	(0.58)	15.80	17.93	1,739	51	0.45	0.45	3.22
12/31/15		15.42	0.46	(0.32)	0.14	(0.41)	(0.90)	14.25	0.93	1,155	69	0.46	0.46	3.03
12/31/14		14.36	0.45	1.54	1.99	(0.21)	(0.72)	15.42	13.89	1,183	36	0.46	0.46	2.96
12/31/13		11.46	0.39	3.16	3.55	(0.20)	(0.45)	14.36	31.14	1,082	57	0.47	0.47	2.85
12/31/12		10.76	0.41	0.98	1.39	(0.19)	(0.50)	11.46	12.93	447	55	0.47	0.47	3.50

JNL/S&P International 5 Fund
Class A
06/30/17		9.56	0.16	1.78	1.94	—	—	11.50	20.29	39,523	99	0.80	0.80	3.18
12/31/16		9.19	0.29	0.46	0.75	(0.38)	—	9.56	8.28	112,237	73	0.80	0.80	3.13
12/31/15		9.46	0.27	(0.47)	(0.20)	(0.07)	—	9.19	(2.15)	122,919	79	0.80	0.80	2.79
12/31/14	*	10.00	0.08	(0.62)	(0.54)	—	—	9.46	(5.40)	123,501	0	0.80	0.80	2.77

JNL/S&P Intrinsic Value Fund
Class A
06/30/17		12.65	0.12	0.55	0.67	—	—	13.32	5.30	2,618,016	16	0.66	0.66	1.91
12/31/16		12.34	0.32	0.32	0.64	(0.33)	—	12.65	5.27	2,642,746	53	0.66	0.66	2.55
12/31/15		16.55	0.40	(2.63)	(2.23)	(0.17)	(1.81)	12.34	(13.84)	2,547,388	85	0.66	0.66	2.51
12/31/14		15.59	0.24	2.57	2.81	(0.12)	(1.73)	16.55	18.04	2,636,223	71	0.67	0.67	1.48
12/31/13		10.93	0.21	5.22	5.43	(0.13)	(0.64)	15.59	49.95	1,616,263	105	0.68	0.68	1.51
12/31/12		9.90	0.20	1.20	1.40	(0.11)	(0.26)	10.93	14.11	698,722	75	0.69	0.69	1.90

Class B
06/30/17		12.89	0.14	0.55	0.69	—	—	13.58	5.35	448	16	0.46	0.46	2.08
12/31/16		12.57	0.35	0.33	0.68	(0.36)	—	12.89	5.47	484	53	0.46	0.46	2.75
12/31/15		16.80	0.41	(2.64)	(2.23)	(0.19)	(1.81)	12.57	(13.62)	540	85	0.46	0.46	2.54
12/31/14		15.79	0.28	2.60	2.88	(0.14)	(1.73)	16.80	18.23	778	71	0.47	0.47	1.67
12/31/13		11.05	0.24	5.28	5.52	(0.14)	(0.64)	15.79	50.26	731	105	0.48	0.48	1.69
12/31/12		10.00	0.25	1.18	1.43	(0.12)	(0.26)	11.05	14.31	421	75	0.49	0.49	2.28

JNL/S&P Mid 3 Fund
Class A
06/30/17		11.67	0.07	0.27	0.34	—	—	12.01	2.91	306,027	77	0.80	0.80	1.17
12/31/16		10.05	0.14	1.64	1.78	(0.16)	—	11.67	17.90	295,336	159	0.80	0.80	1.37
12/31/15		11.41	0.09	(1.30)	(1.21)	(0.01)	(0.14)	10.05	(10.61)	422,825	181	0.80	0.80	0.84
12/31/14	*	10.00	0.07	1.34	1.41	—	—	11.41	14.10	164,875	100	0.80	0.80	0.90

Class B
06/30/17		11.69	0.08	0.26	0.34	—	—	12.03	2.91	14	77	0.60	0.60	1.36
12/31/16		10.08	0.17	1.64	1.81	(0.20)	—	11.69	18.17	13	159	0.60	0.60	1.59
12/31/15		11.43	0.11	(1.30)	(1.19)	(0.02)	(0.14)	10.08	(10.48)	11	181	0.60	0.60	0.95
12/31/14	*	10.00	0.07	1.36	1.43	—	—	11.43	14.30	116	100	0.60	0.60	1.03

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/S&P Total Yield Fund
Class A
06/30/17		13.30	0.14	0.27	0.41	—	—	13.71	3.08		2,337,003	19	0.66	0.66	2.10
12/31/16		12.03	0.27	1.24	1.51	(0.24)	—	13.30	12.62		2,376,595	65	0.67	0.67	2.14
12/31/15		15.07	0.30	(1.46)	(1.16)	(0.20)	(1.68)	12.03	(7.72)		2,094,742	86	0.67	0.67	2.04
12/31/14		14.98	0.33	2.04	2.37	(0.13)	(2.15)	15.07	15.89		1,917,060	117	0.67	0.67	2.05
12/31/13		10.36	0.23	5.10	5.33	(0.13)	(0.58)	14.98	51.68		1,167,108	121	0.68	0.68	1.74
12/31/12		8.66	0.20	1.69	1.89	(0.09)	(0.10)	10.36	21.83		518,667	74	0.70	0.70	2.03

Class B
06/30/17		13.42	0.15	0.29	0.44	—	—	13.86	3.28		293	19	0.46	0.46	2.28
12/31/16		12.14	0.30	1.24	1.54	(0.26)	—	13.42	12.79		318	65	0.47	0.47	2.35
12/31/15		15.17	0.30	(1.43)	(1.13)	(0.22)	(1.68)	12.14	(7.48)		296	86	0.47	0.47	2.04
12/31/14		15.06	0.35	2.06	2.41	(0.15)	(2.15)	15.17	16.03		521	117	0.47	0.47	2.21
12/31/13		10.40	0.27	5.11	5.38	(0.14)	(0.58)	15.06	52.00		547	121	0.48	0.48	2.00
12/31/12		8.68	0.21	1.71	1.92	(0.10)	(0.10)	10.40	22.16		128	74	0.50	0.50	2.18

JNL/Scout Unconstrained Bond Fund
Class A
06/30/17		9.93	0.02	0.12	0.14	—	—	10.07	1.41		1,113,366	153	0.99	0.99	0.50
12/31/16		9.57	0.06	0.37	0.43	(0.07)	—	9.93	4.53		1,197,902	669	1.00	1.00	0.58
12/31/15		9.62	0.06	(0.11)	(0.05)	—	—	9.57	(0.52)		946,774	444	1.00	1.00	0.58
12/31/14	*	10.00	(0.02)	(0.36)	(0.38)	—	—	9.62	(3.80)		696,028	36	1.00	1.00	(0.32)

JNL/T. Rowe Price Established Growth Fund
Class A
06/30/17		34.69	0.02	6.76	6.78	—	—	41.47	19.54		7,826,802	28	0.84	0.84	0.10
12/31/16		34.38	0.02	0.47	0.49	—	(0.18)	34.69	1.43		6,414,359	42	0.85	0.85	0.06
12/31/15		33.19	(0.06)	3.60	3.54	—	(2.35)	34.38	10.70		6,783,994	35	0.86	0.86	(0.16)
12/31/14		33.33	(0.04)	2.95	2.91	—	(3.05)	33.19	8.71		4,884,766	36	0.86	0.86	(0.12)
12/31/13		24.92	(0.05)	9.68	9.63	(0.02)	(1.20)	33.33	38.67		4,323,901	33	0.86	0.86	(0.16)
12/31/12		20.97	0.03	3.92	3.95	—	—	24.92	18.84		2,497,336	29	0.87	0.87	0.11

Class B
06/30/17		35.63	0.06	6.94	7.00	—	—	42.63	19.65		87,231	28	0.65	0.65	0.30
12/31/16		35.24	0.09	0.48	0.57	—	(0.18)	35.63	1.62		68,135	42	0.65	0.65	0.26
12/31/15		33.90	0.01	3.68	3.69	—	(2.35)	35.24	10.92		74,780	35	0.66	0.66	0.04
12/31/14		33.91	0.03	3.01	3.04	—	(3.05)	33.90	8.95		63,192	36	0.66	0.66	0.08
12/31/13		25.31	0.01	9.85	9.86	(0.06)	(1.20)	33.91	38.97		58,140	33	0.66	0.66	0.04
12/31/12		21.26	0.07	3.98	4.05	—	—	25.31	19.05		42,448	29	0.67	0.67	0.29

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/17		39.92	(0.04)	5.79	5.75	—	—	45.67	14.40		4,732,339	17	1.00	1.00	(0.17)
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08		3,830,555	30	1.00	1.00	(0.17)
12/31/15		38.87	(0.10)	2.58	2.48	—	(3.48)	37.87	6.47		3,635,887	31	1.00	1.00	(0.25)
12/31/14		37.47	(0.14)	4.98	4.84	(0.06)	(3.38)	38.87	12.83		2,992,442	30	1.01	1.01	(0.36)
12/31/13		29.14	(0.13)	10.74	10.61	—	(2.28)	37.47	36.50	(h)	2,508,258	33	1.01	1.01	(0.39)
12/31/12		26.86	(0.04)	3.69	3.65	(0.06)	(1.31)	29.14	13.59		1,729,982	33	1.01	1.01	(0.12)

Class B
06/30/17		41.45	0.01	6.01	6.02	—	—	47.47	14.52		80,680	17	0.80	0.80	0.02
12/31/16		39.23	0.01	2.45	2.46	—	(0.24)	41.45	6.30		68,059	30	0.80	0.80	0.03
12/31/15		40.07	(0.02)	2.66	2.64	—	(3.48)	39.23	6.67		71,922	31	0.80	0.80	(0.06)
12/31/14		38.45	(0.06)	5.12	5.06	(0.06)	(3.38)	40.07	13.07		64,631	30	0.81	0.81	(0.16)
12/31/13		29.81	(0.07)	10.99	10.92	—	(2.28)	38.45	36.72	(h)	57,214	33	0.81	0.81	(0.19)
12/31/12		27.44	0.02	3.78	3.80	(0.12)	(1.31)	29.81	13.83		41,608	33	0.81	0.81	0.06

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/17		9.83	0.07	0.02	0.09	—	—	9.92	0.92	1,605,191	28		0.70		0.70		1.36
12/31/16		9.81	0.11	0.03	0.14	(0.12)	—	9.83	1.43	1,648,572	60		0.71		0.71		1.07
12/31/15		9.87	0.08	(0.05)	0.03	(0.09)	—	9.81	0.32	1,830,411	47		0.71		0.71		0.81
12/31/14		9.94	0.09	(0.05)	0.04	(0.11)	—	9.87	0.43	1,780,915	41		0.71		0.71		0.90
12/31/13		10.06	0.07	(0.06)	0.01	(0.13)	—	9.94	0.10	1,657,217	59		0.70		0.70		0.72
12/31/12		9.91	0.11	0.13	0.24	(0.09)	—	10.06	2.44	2,018,886	45		0.71		0.71		1.08

Class B
06/30/17		9.93	0.08	0.01	0.09	—	—	10.02	0.91	293	28		0.51		0.51		1.55
12/31/16		9.90	0.13	0.04	0.17	(0.14)	—	9.93	1.73	283	60		0.51		0.51		1.27
12/31/15		9.97	0.10	(0.06)	0.04	(0.11)	—	9.90	0.41	297	47		0.51		0.51		0.96
12/31/14		10.03	0.11	(0.04)	0.07	(0.13)	—	9.97	0.73	1,225	41		0.51		0.51		1.11
12/31/13		10.15	0.09	(0.06)	0.03	(0.15)	—	10.03	0.28	294	59		0.50		0.50		0.91
12/31/12		9.99	0.14	0.12	0.26	(0.10)	—	10.15	2.64	206	45		0.51		0.51		1.36

JNL/T. Rowe Price Value Fund
Class A
06/30/17		15.60	0.11	1.21	1.32	—	—	16.92	8.46	4,695,682	44		0.89		0.90		1.40
12/31/16		15.47	0.27	1.33	1.60	(0.30)	(1.17)	15.60	10.84	4,232,209	105		0.90		0.91		1.76
12/31/15		17.24	0.20	(0.52)	(0.32)	(0.14)	(1.31)	15.47	(1.84)	3,961,778	70		0.91		0.91		1.18
12/31/14		16.13	0.19	1.94	2.13	(0.13)	(0.89)	17.24	13.24	3,565,349	49		0.91		0.91		1.13
12/31/13		12.34	0.18	4.38	4.56	(0.18)	(0.59)	16.13	37.14	2,428,256	39		0.91		0.92		1.25
12/31/12		10.47	0.20	1.82	2.02	(0.15)	—	12.34	19.33	1,565,619	62		0.92		0.93		1.76

Class B
06/30/17		16.21	0.13	1.26	1.39	—	—	17.60	8.57	1,025	44		0.70		0.71		1.58
12/31/16		16.02	0.32	1.37	1.69	(0.33)	(1.17)	16.21	11.04	988	105		0.70		0.71		1.97
12/31/15		17.79	0.24	(0.54)	(0.30)	(0.16)	(1.31)	16.02	(1.65)	892	70		0.71		0.71		1.35
12/31/14		16.61	0.23	1.99	2.22	(0.15)	(0.89)	17.79	13.41	1,330	49		0.71		0.71		1.33
12/31/13		12.68	0.22	4.50	4.72	(0.20)	(0.59)	16.61	37.42	1,210	39		0.71		0.72		1.46
12/31/12		10.75	0.23	1.87	2.10	(0.17)	—	12.68	19.58	1,008	62		0.72		0.73		1.96

JNL/Westchester Capital Event Driven Fund
Class A
06/30/17		9.70	0.01	0.43	0.44	—	—	10.14	4.54	336,448	172		1.92	(f)	1.92	(f)	0.16
12/31/16		9.50	(0.05)	0.29	0.24	(0.01)	(0.03)	9.70	2.55	359,186	251		2.09	(f)	2.09	(f)	(0.55)
12/31/15	*	10.00	0.02	(0.52)	(0.50)	—	—	9.50	(5.00)	193,074	182		1.75	(f)	1.75	(f)	0.31

JNL/WMC Balanced Fund
Class A
06/30/17		22.14	0.21	0.93	1.14	—	—	23.28	5.15	7,154,275	21	(s)	0.72		0.72		1.84
12/31/16		20.83	0.40	1.82	2.22	(0.28)	(0.62)	22.14	10.82	6,370,657	58	(s)	0.73		0.73		1.84
12/31/15		22.19	0.36	(0.56)	(0.20)	(0.27)	(0.89)	20.83	(0.93)	4,825,207	112	(s)	0.73		0.73		1.61
12/31/14		21.07	0.33	1.75	2.08	(0.27)	(0.69)	22.19	9.86	4,245,398	125	(s)	0.74		0.74		1.51
12/31/13		18.15	0.31	3.18	3.49	(0.28)	(0.29)	21.07	19.33	3,345,428	205	(s)	0.74		0.74		1.53
12/31/12		16.81	0.32	1.37	1.69	(0.22)	(0.13)	18.15	10.10	2,398,046	100	(s)	0.74		0.74		1.79

Class B
06/30/17		22.77	0.24	0.95	1.19	—	—	23.96	5.23	1,557	21	(s)	0.53		0.53		2.03
12/31/16		21.39	0.45	1.87	2.32	(0.32)	(0.62)	22.77	11.03	1,509	58	(s)	0.53		0.53		2.05
12/31/15		22.75	0.41	(0.58)	(0.17)	(0.30)	(0.89)	21.39	(0.75)	1,385	112	(s)	0.53		0.53		1.81
12/31/14		21.56	0.39	1.79	2.18	(0.30)	(0.69)	22.75	10.11	1,511	125	(s)	0.54		0.54		1.71
12/31/13		18.54	0.35	3.27	3.62	(0.31)	(0.29)	21.56	19.62	1,404	205	(s)	0.54		0.54		1.73
12/31/12		17.16	0.36	1.39	1.75	(0.24)	(0.13)	18.54	10.26	1,181	100	(s)	0.54		0.54		1.99

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/WMC Government Money Market Fund
Class A
06/30/17	1.00	0.00	0.00	0.00	—		—		1.00	0.00	1,320,113	N/A	0.70	(u)	0.56	0.00	(t)
12/31/16	1.00	(0.00)	0.00	0.00	—		(0.00)	(i)	1.00	0.00	1,591,977	N/A	0.45		0.56	(0.00)	(t)
12/31/15	1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	1,562,631	N/A	0.25		0.56	(0.00)	(t)
12/31/14	1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	1,286,438	N/A	0.18		0.56	(0.00)	(t)
12/31/13	1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	1,328,987	N/A	0.19		0.57	(0.00)	(t)
12/31/12	1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	1,243,885	N/A	0.25		0.57	(0.00)	(t)

Class B
06/30/17	1.00	0.00	0.00	0.00	—		—		1.00	0.00	7,954	N/A	0.70	(u)	0.36	0.00	(t)
12/31/16	1.00	(0.00)	0.00	0.00	—		(0.00)	(i)	1.00	0.00	8,686	N/A	0.45	(u)	0.36	(0.00)	(t)
12/31/15	1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	6,653	N/A	0.25		0.36	(0.00)	(t)
12/31/14	1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	7,285	N/A	0.18		0.36	(0.00)	(t)
12/31/13	1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	7,755	N/A	0.19		0.37	(0.00)	(t)
12/31/12	1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	7,924	N/A	0.25		0.37	(0.00)	(t)

JNL/WMC Value Fund
Class A
06/30/17	22.92	0.22	1.14	1.36	—		—		24.28	5.93	1,713,913	7	0.77		0.77	1.84
12/31/16	20.56	0.36	2.37	2.73	(0.23)		(0.14)		22.92	13.42	1,682,334	15	0.78		0.78	1.68
12/31/15	24.25	0.38	(1.16)	(0.78)	(0.35)		(2.56)		20.56	(3.12)	1,623,060	19	0.78		0.78	1.57
12/31/14	23.01	0.36	2.26	2.62	(0.36)		(1.02)		24.25	11.33	1,804,121	14	0.78		0.78	1.49
12/31/13	18.54	0.35	5.39	5.74	(0.40)		(0.87)		23.01	31.05	1,717,996	23	0.78		0.78	1.63
12/31/12	16.83	0.37	2.39	2.76	(0.42)		(0.63)		18.54	16.35	1,262,528	31	0.78		0.78	2.00

Class B
06/30/17	23.47	0.24	1.18	1.42	—		—		24.89	6.05	35,981	7	0.58		0.58	2.02
12/31/16	21.03	0.41	2.43	2.84	(0.26)		(0.14)		23.47	13.66	33,188	15	0.58		0.58	1.88
12/31/15	24.74	0.44	(1.19)	(0.75)	(0.40)		(2.56)		21.03	(2.94)	30,916	19	0.58		0.58	1.77
12/31/14	23.44	0.41	2.32	2.73	(0.41)		(1.02)		24.74	11.58	32,446	14	0.58		0.58	1.69
12/31/13	18.87	0.41	5.48	5.89	(0.45)		(0.87)		23.44	31.27	27,300	23	0.58		0.58	1.84
12/31/12	17.12	0.42	2.43	2.85	(0.47)		(0.63)		18.87	16.59	19,665	31	0.58		0.58	2.20

*

Commencement of operations was as follows: JNL/AB Dynamic Asset Allocation Fund - April 28, 2014; JNL/Boston Partners Global Long Short Equity Fund - September 15, 2014; JNL/Crescent High Income Fund - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - April 25, 2016; JNL/DoubleLine Schiller Enhanced CAPE Fund - September 28, 2015; JNL/Harris Oakmark Global Equity Fund - April 27, 2015; JNL/Mellon Capital MSCI KLD 400 Social Index Fund - April 24, 2017; JNL/Mellon Capital Utilities Sector Fund - April 29, 2013; JNL Multi-Manager Alternative Fund - April 27, 2015; JNL Multi-Manager Mid Cap Fund - September 19, 2016; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/Oppenheimer Emerging Markets Innovator Fund - April 27, 2015; JNL/S&P International 5 Fund - September 15, 2014; JNL/S&P Mid 3 Fund - April 28, 2014; JNL/Scout Unconstrained Bond Fund - April 28, 2014; JNL/Westchester Capital Event Driven Fund - April 27, 2015.

†

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.

(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(d)

Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll transactions are excluded for purposes of calculating portfolio turnover.

(e)	Consolidated Financial Statements.
(f)	The net and total expense ratios to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following Funds were as follows:
	June 30, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.14%	1.15%	1.14%	1.15%	1.15%	1.16%
Class B	0.95	0.95	0.94	0.95	0.95	0.96
JNL/BlackRock Global Allocation Fund
Class A	1.06	1.06	1.07	1.07	1.08	N/A
Class B	0.87	0.86	0.87	0.87	0.88	N/A
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.55	1.56	1.55	1.55	N/A	N/A
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A – Net expenses / Total expenses [1]	1.15/1.17	1.18/1.19	N/A	N/A	N/A	N/A
Class B – Net expenses / Total expenses [1]	0.96/0.98	0.98/0.99	N/A	N/A	N/A	N/A
JNL Multi-Manager Alternative Fund
Class A – Net expenses / Total expenses [1]	1.73/1.97	1.74/2.16	1.74	N/A	N/A	N/A
JNL/PIMCO Real Return Fund
Class A – Net expenses / Total expenses [2]	0.78/0.78	0.80	0.79	0.79	0.79	0.79
Class B – Net expenses / Total expenses [2]	0.59/0.59	0.60	0.59	0.59	0.59	0.59

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

JNL/PIMCO Total Return Bond Fund
Class A – Net expenses / Total expenses [2]	0.78/0.80	0.78/0.80	0.78	0.80	0.80	0.80
Class B – Net expenses / Total expenses [2]	0.59/0.61	0.58/0.60	0.58	0.60	0.60	0.60
JNL/Westchester Capital Event Driven Fund
Class A	1.45	1.46	1.45	N/A	N/A	N/A

[1] Effective September 19, 2016, JNL/FPA + DoubleLine Flexible Allocation Fund and JNL Multi-Manager Alternative Fund voluntarily and contractually began waiving a portion of advisory fees.

[2] Effective January 1, 2017, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund voluntarily began waiving a portion of advisory fees.

(g)	Consolidated Financial Statements starting year ended December 31, 2013.
(h)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Large Cap Select Growth Fund - 38.94% and 39.26%; JNL/BlackRock Natural Resources Fund - 26.42% and 26.72%; JNL/Causeway International Value Select Fund - 21.33% and 21.52%; JNL/Invesco Mid Cap Value Fund - 30.82% and 31.05%; JNL/JPMorgan U.S. Government & Quality Bond Fund - (3.59)% and (3.40)%; JNL/Lazard Emerging Markets Fund - 19.16% and 19.38%; JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 32.92% and 33.12%; JNL/Mellon Capital Small Cap Index Fund - 38.35% and 38.56%; JNL Multi-Manager Small Cap Growth Fund - 30.43% and 30.65%; JNL/PPM America Value Equity Fund - 40.15% and 40.42%; JNL/T. Rowe Price Mid-Cap Growth Fund - 36.47% and 36.69%.

(i)	Amount represents less than $0.005.
(j)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.
(k)	Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 1,111%, 748%, 426%, 505%, 571% and 168% in 2012, 2013, 2014, 2015, 2016 and 2017, respectively.
(l)

Distribution amount for the JNL/Mellon Capital Small Cap Index Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2013.

(m)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 89%, 156%, 143%, 120%, 128% and 57% in 2012, 2013, 2014, 2015, 2016 and 2017, respectively.
(n)	Portfolio turnover including dollar roll transactions for JNL Multi-Manager Alternative Fund was 133% in 2017.
(o)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246%, 380%, 382%, 363%, 359% and 164% in 2012, 2013, 2014, 2015, 2016 and 2017, respectively.
(p)

Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class B shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.

(q)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 328%, 168%, 125%, 121%, 146% and 37% for 2012, 2013, 2014, 2015, 2016 and 2017, respectively.
(r)	The ratio of net and total expenses to average net assets for the JNL/PPM America Total Return Fund excluding a reimbursement of 24f-2 fees was 0.80%.
(s)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 223%, 283%, 223%, 198%, 102% and 38% in 2012, 2013, 2014, 2015, 2016 and 2017, respectively.
(t)

The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2012, 2013, 2014, 2015, 2016 and 2017 was (0.32)%, (0.38)%, (0.39)%, (0.32)%, (0.11)% and 0.14%, respectively for Class A and (0.12)%, (0.18)%, (0.19)%, (0.12)%, 0.09% and 0.34%, respectively for Class B shares.

(u)	Includes payments for recovery of contractual expense waivers.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 1. ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2017 consisted of one-hundred and two (102) separate funds. Information in these financial statements pertains to seventy-two (72) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts and other affiliated registered investment companies (“RIC”) to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to Jackson and to other affiliated funds. The Funds and each Fund’s Sub-Advisers are:

Fund: (Sub-Sub-Advisers and Co-Sub-Advisers are identified in parenthesis)	Sub-Adviser(s)/Sub-Sub-Adviser:
JNL/AB Dynamic Asset Allocation Fund	AllianceBernstein L.P.
JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/AQR Managed Futures Strategy Fund	AQR Capital Management, LLC
JNL/BlackRock Global Allocation Fund, JNL/BlackRock Large Cap Select Growth Fund and JNL/BlackRock Natural Resources Fund	BlackRock Investment Management, LLC
JNL/Boston Partners Global Long Short Equity Fund	Boston Partners Global Investors, Inc.
JNL/Brookfield Global Infrastructure and MLP Fund	Brookfield Investment Management Inc.
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/Crescent High Income Fund	Crescent Capital Group LP
JNL/DFA U.S. Core Equity Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Emerging Markets Fixed Income Fund and JNL/DoubleLine Shiller Enhanced CAPE Fund	DoubleLine Capital LP
JNL/FPA + DoubleLine Flexible Allocation Fund	First Pacific Advisors, LLC DoubleLine Capital LP Ivy Investment Management Company
JNL/Franklin Templeton Global Fund	Templeton Global Advisors Limited
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton International Small Cap Growth Fund	Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC
JNL/Franklin Templeton Mutual Shares Fund	Franklin Mutual Advisers, LLC
JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund	Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.
JNL/Invesco China-India Fund	Invesco Hong Kong Limited
JNL/Invesco Global Real Estate Fund (Invesco Asset Management Limited), JNL/Invesco International Growth Fund, JNL/Invesco Mid Cap Value Fund and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc. Invesco Asset Management Limited (Sub-Sub-Adviser)
JNL/JPMorgan MidCap Growth Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard Emerging Markets Fund	Lazard Asset Management LLC

JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Bond Index Fund and JNL/Mellon Capital Utilities Sector Fund

Mellon Capital Management Corporation
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Fund: (Sub-Sub-Advisers and Co-Sub-Advisers are identified in parenthesis)	Sub-Adviser(s)/Sub-Sub-Adviser:
JNL Multi-Manager Alternative Fund

BlueBay Asset Management LLP

BlueBay Asset Management USA LLC (Sub-Sub-Adviser)

Boston Partners Global Investors, Inc.

First Pacific Advisors, LLC

Invesco Advisors, Inc.

Lazard Asset Management, LLC

Westchester Capital Management, LLC

Western Asset Management Company

JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	Chicago Equity Partners, LLC Granahan Investment Management, Inc. LMCG Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Value Fund	Century Capital Management, LLC Chicago Equity Partners, LLC Cooke & Bieler L.P. Cortina Asset Management, LLC
JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Oppenheimer Global Growth Fund	OppenheimerFunds, Inc.
JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund	Pacific Investment Management Company LLC

JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund

PPM America, Inc.*
JNL/Red Rocks Listed Private Equity Fund	Red Rocks Capital LLC

JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)

Standard & Poor’s Investment Advisory Services LLC Mellon Capital Management Corporation (Co-Sub-Adviser)
JNL/Scout Unconstrained Bond Fund	Scout Investments, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund

T. Rowe Price Associates, Inc. Mellon Capital Management Corporation (Co-Sub-Adviser)
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Natural Resources Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco China-India Fund, JNL/Invesco Mid Cap Value Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Utilities Sector Fund, JNL Multi-Manager Alternative Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund and JNL/Westchester Capital Event Driven Fund.

Each Fund, except JNL/AB Dynamic Asset Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Crescent High Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Total Return Fund, JNL/S&P International 5 Fund, JNL/Scout Unconstrained Bond Fund and JNL/Westchester Capital Event Driven Fund offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of the smaller class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Mellon Capital MSCI KLD 400 Social Index Fund commenced operations on April 24, 2017.

Effective April 24, 2017, Boston Partners Global Investors, Inc. was added as an additional Sub-Adviser for JNL Multi-Manager Alternative Fund.

Effective April 24, 2017, the Sub-Adviser for JNL/Goldman Sachs Mid Cap Value Fund was changed from Goldman Sachs Asset Management, L.P. to Massachusetts Financial Services Company. At that time, the name of the Fund was changed to JNL/MFS Mid Cap Value Fund. Also effective April 24, 2017, the Sub-Adviser for JNL/Goldman Sachs U.S. Equity Flex Fund was changed from Goldman Sachs Asset Management, L.P. to AQR Capital Management, LLC. At that time, the name of the Fund was changed to JNL/AQR Large Cap Relaxed Constraint Equity Fund.

Effective April 24, 2017, JNL/Franklin Templeton Global Growth Fund’s name was changed to JNL/Franklin Templeton Global Fund and JNL/WMC Money Market Fund’s name was changed to JNL/WMC Government Money Market Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current year’s change in deferred foreign capital gains tax liability are recorded in net realized gain (loss) on unaffiliated investments and net change in unrealized appreciation (depreciation) on unaffiliated investments, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation. The accompanying financial statements and Schedules of Investments for the Funds in the summary below have each been consolidated to include the account of each respective Subsidiary indicated. Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral. Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund. Subsequent references to the Funds within the Notes to the Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

The summary below provides additional information (in thousands, where applicable) for each Subsidiary as of June 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

		At June 30, 2017			For the period ended June 30, 2017
	Date Subsidiary Established	Subsidiary Net Assets($)	Subsidiary Percentage of Fund Net Assets(%)	Subsidiary Net Unrealized Appreciation (Depreciation)($)	Subsidiary Net Investment Loss($)	Subsidiary Net Realized Gain (Loss)($)	Subsidiary Net Change in Unrealized Appreciation (Depreciation)($)	Subsidiary Net Change in Net Assets From Operations($)
JNL/AB Dynamic Asset Allocation Fund
JNL/AB Dynamic Asset Allocation Fund Ltd.	March 7, 2014	224	0.62	—	-—	—	—	-—
JNL/AQR Managed Futures Strategy Fund
JNL/AQR Managed Futures Strategy Fund Ltd.	June 10, 2011	131,225	22.36	(2,464)	(418)	(19,620)	(3,543)	(23,581)
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Allocation Fund Ltd.	June 10, 2011	153,427	3.98	(9,253)	(517)	(1,337)	7,353	5,499

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by RICs. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Compliance is based on reporting period end-date and is effective for these Funds for the September 30, 2017 reporting period. Management is currently evaluating the impact that the final rules will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2017 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/AB Dynamic Asset Allocation Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Investment Companies	29,910	—	—	—	29,910
Short Term Investments	2,964	3,347	—	—	6,311
	32,874	3,347	—	—	36,221
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	21	—	—	21
Open Forward Foreign Currency Contracts	—	94	—	—	94
Futures Contracts	36	—	—	—	36
	36	115	—	—	151
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(71)	—	—	(71)
Futures Contracts	(65)	—	—	—	(65)
	(65)	(71)	—	—	(136)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	488,796	—	—	—	488,796
Short Term Investments	10,240	—	—	—	10,240
	499,036	—	—	—	499,036
Liabilities - Securities
Common Stocks	(113,684)	—	—	—	(113,684)
	(113,684)	—	—	—	(113,684)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(20)	—	—	—	(20)
	(20)	—	—	—	(20)
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	255,521	282,704	—	—	538,225
	255,521	282,704	—	—	538,225
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	566	—	—	566
Open Forward Foreign Currency Contracts	—	10,020	—	—	10,020
Futures Contracts	3,992	—	—	—	3,992
	3,992	10,586	—	—	14,578
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(1,632)	—	—	(1,632)
Open Forward Foreign Currency Contracts	—	(11,370)	—	—	(11,370)
Futures Contracts	(9,648)	—	—	—	(9,648)
	(9,648)	(13,002)	—	—	(22,650)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks
Consumer Discretionary	199,912	126,149	267	—	326,328
Consumer Staples	41,941	65,423	—	—	107,364
Energy	114,517	47,443	—	—	161,960
Financials	170,309	90,815	—	—	261,124
Health Care	156,313	81,774	—	—	238,087
Industrials	67,492	186,876	—	—	254,368
Information Technology	195,214	68,594	13	—	263,821
Materials	61,773	59,814	—	—	121,587
Real Estate	6,894	45,444	—	—	52,338
Telecommunication Services	23,365	63,518	—	—	86,883
Utilities	34,233	48,463	—	—	82,696
Trust Preferred	7,433	—	—	—	7,433
Preferred Stocks	24,284	9,586	34,312	—	68,182
Warrants	—	1	—	—	1
Non-U.S. Government Agency Asset-Backed Securities	—	2,718	—	—	2,718
Corporate Bonds And Notes	—	248,260	543	—	248,803
Variable Rate Senior Loan Interests	—	15,431	—	—	15,431
Government And Agency Obligations	—	929,229	—	—	929,229
Investment Companies	141,666	—	—	—	141,666
Short Term Investments	2,695	461,747	—	36,395	500,837
	1,248,041	2,551,285	35,135	36,395	3,870,856
Liabilities - Securities
Common Stocks	(30,561)	—	—	—	(30,561)
	(30,561)	—	—	—	(30,561)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/BlackRock Global Allocation Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Investments in Other Financial Instruments[2]
OTC Cross-Currency Swap Agreements	—	2,230	—	—	2,230
OTC Purchased Options	—	15,472	—	—	15,472
OTC Total Return Swap Agreements	—	4,877	—	—	4,877
Open Forward Foreign Currency Contracts	—	717	—	—	717
Centrally Cleared Interest Rate Swap Agreements	—	1,461	—	—	1,461
Exchange Traded Purchased Options	23	—	—	—	23
Futures Contracts	73	—	—	—	73
	96	24,757	—	—	24,853
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(23)	—	—	(23)
OTC Cross-Currency Swap Agreements	—	(24)	—	—	(24)
OTC Written Options	—	(5,407)	—	—	(5,407)
OTC Written Barrier Options	—	(11)	—	—	(11)
Exchange Traded Written Options	(18)	—	—	—	(18)
Centrally Cleared Interest Rate Swap Agreements	—	(1,037)	—	—	(1,037)
Open Forward Foreign Currency Contracts	—	(1,916)	—	—	(1,916)
Futures Contracts	(267)	—	—	—	(267)
	(285)	(8,418)	—	—	(8,703)
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	2,847,511	101,403	—	—	2,948,914
Preferred Stocks	—	—	9,982	—	9,982
Short Term Investments	4,190	—	—	17,804	21,994
	2,851,701	101,403	9,982	17,804	2,980,890
JNL/BlackRock Natural Resources Fund
Assets - Securities
Common Stocks	763,363	13,553	—	—	776,916
Short Term Investments	15,139	—	—	17,292	32,431
	778,502	13,553	—	17,292	809,347
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Consumer Discretionary	39,965	22,510	—	—	62,475
Consumer Staples	14,561	31,297	—	—	45,858
Energy	39,750	—	—	—	39,750
Financials	72,226	41,372	—	—	113,598
Health Care	63,124	20,731	—	—	83,855
Industrials	41,617	57,760	—	—	99,377
Information Technology	102,210	19,696	—	—	121,906
Materials	30,888	22,910	—	—	53,798
Telecommunication Services	—	19,969	—	—	19,969
Preferred Stocks	13,194	—	—	—	13,194
Short Term Investments	13,131	—	—	—	13,131
	430,666	236,245	—	—	666,911
Liabilities - Securities
Common Stocks
Consumer Discretionary	(35,039)	(22,026)	—	—	(57,065)
Consumer Staples	(3,650)	(19,235)	—	—	(22,885)
Energy	(13,482)	(8,146)	—	—	(21,628)
Financials	(22,212)	(7,863)	—	—	(30,075)
Health Care	(16,283)	(10,274)	—	—	(26,557)
Industrials	(27,048)	(30,627)	—	—	(57,675)
Information Technology	(33,214)	(9,423)	—	—	(42,637)
Materials	(17,811)	(6,871)	—	—	(24,682)
Real Estate	(3,046)	—	—	—	(3,046)
	(171,785)	(114,465)	—	—	(286,250)
Assets - Investments in Other Financial Instruments[2]
OTC Contracts for Difference	—	567	—	—	567
Open Forward Foreign Currency Contracts	—	1	—	—	1
	—	568	—	—	568
Liabilities - Investments in Other Financial Instruments[2]
OTC Contracts for Difference	—	(1,116)	—	—	(1,116)
Open Forward Foreign Currency Contracts	—	(3)	—	—	(3)
Exchange Traded Written Options	(491)	—	—	—	(491)
	(491)	(1,119)	—	—	(1,610)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Brookfield Global Infrastructure and MLP Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	708,702	321,330	—	—	1,030,032
Short Term Investments	1,296	—	—	—	1,296
	709,998	321,330	—	—	1,031,328
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(4)	—	—	(4)
	—	(4)	—	—	(4)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	122,382	1,150,452	—	—	1,272,834
Preferred Stocks	64,666	—	—	—	64,666
Short Term Investments	32,419	—	—	—	32,419
	219,467	1,150,452	—	—	1,369,919
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	9	—	—	9
	—	9	—	—	9
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	582,516	—	—	582,516
Variable Rate Senior Loan Interests[3]	—	71,215	13,770	—	84,985
Preferred Stocks	—	210	—	—	210
Common Stocks	21	—	—	—	21
Warrants	—	55	—	—	55
Short Term Investments	57,762	—	—	—	57,762
	57,783	653,996	13,770	—	725,549
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,085,911	—	—	—	1,085,911
Rights	—	—	21	—	21
Short Term Investments	15,034	—	—	—	15,034
	1,100,945	—	21	—	1,100,966
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	283,857	—	—	283,857
Government And Agency Obligations	—	148,436	—	—	148,436
Short Term Investments	42,618	—	—	—	42,618
	42,618	432,293	—	—	474,911
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	471,151	41,404	—	512,555
Corporate Bonds And Notes	—	169,487	—	—	169,487
Variable Rate Senior Loan Interests	—	82,903	731	—	83,634
Government And Agency Obligations	—	259,793	—	—	259,793
Short Term Investments	121,677	24,962	—	—	146,639
	121,677	1,008,296	42,135	—	1,172,108
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	37,780	—	—	37,780
	—	37,780	—	—	37,780
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(3,435)	—	—	(3,435)
	—	(3,435)	—	—	(3,435)
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	1,219,245	125,197	1,135	—	1,345,577
Non-U.S. Government Agency Asset-Backed Securities	—	285,914	4,000	—	289,914
Corporate Bonds And Notes	—	185,302	—	—	185,302
Variable Rate Senior Loan Interests	—	48,493	426	—	48,919
Government And Agency Obligations	—	390,316	—	—	390,316
Investment Companies	40,801	—	—	—	40,801
Short Term Investments	28,689	—	—	—	28,689
	1,288,735	1,035,222	5,561	—	2,329,518
Liabilities - Securities
Common Stocks	(31,054)	(137,642)	—	—	(168,696)
Investment Companies	(20,569)	—	—	—	(20,569)
	(51,623)	(137,642)	—	—	(189,265)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Franklin Templeton Global Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Canada	25,262	—	—	—	25,262
China	18,834	18,205	—	—	37,039
France	—	52,195	—	—	52,195
Germany	—	47,532	—	—	47,532
Hong Kong	—	11,632	—	—	11,632
India	—	11,505	—	—	11,505
Ireland	25,446	4,895	—	—	30,341
Israel	21,588	—	—	—	21,588
Italy	—	13,863	—	—	13,863
Japan	—	43,309	—	—	43,309
Luxembourg	—	5,008	—	—	5,008
Netherlands	—	50,974	—	—	50,974
Portugal	—	11,285	—	—	11,285
Russian Federation	6,738	—	—	—	6,738
Singapore	—	26,099	—	—	26,099
South Korea	11,889	43,295	—	—	55,184
Spain	—	9,036	—	—	9,036
Sweden	—	18,987	—	—	18,987
Switzerland	—	21,547	—	—	21,547
Thailand	—	8,411	—	—	8,411
Turkey	4,913	—	—	—	4,913
United Kingdom	—	105,683	—	—	105,683
United States of America	335,240	4,946	—	—	340,186
Corporate Bonds And Notes	—	6,485	—	—	6,485
Short Term Investments	57,975	—	—	9,674	67,649
	507,885	514,892	—	9,674	1,032,451
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(2)	—	—	(2)
	—	(2)	—	—	(2)
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	14,566	—	—	14,566
Government And Agency Obligations	—	1,215,621	—	—	1,215,621
Preferred Stocks	—	—	224	—	224
Common Stocks	—	—	196	—	196
Warrants	—	—	—	—	—
Short Term Investments	270,894	134,228	—	—	405,122
	270,894	1,364,415	420	—	1,635,729
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	17,052	—	—	17,052
Centrally Cleared Interest Rate Swap Agreements	—	4,719	—	—	4,719
	—	21,771	—	—	21,771
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(31,519)	—	—	(31,519)
Centrally Cleared Interest Rate Swap Agreements	—	(7,520)	—	—	(7,520)
	—	(39,039)	—	—	(39,039)
JNL/Franklin Templeton Income Fund
Assets - Securities
Equity Linked Structured Notes	—	121,878	—	—	121,878
Common Stocks	1,064,966	87,868	461	—	1,153,295
Preferred Stocks	50,405	837	508	—	51,750
Corporate Bonds And Notes	—	927,983	—	—	927,983
Variable Rate Senior Loan Interests	—	72,155	1,119	—	73,274
Other Equity Interests	—	—	1	—	1
Short Term Investments	154,711	—	—	170,248	324,959
	1,270,082	1,210,721	2,089	170,248	2,653,140
JNL/Franklin Templeton International Small Cap Growth Fund
Assets - Securities
Common Stocks	113,631	483,157	—	—	596,788
Preferred Stocks	1,343	—	—	—	1,343
Investment Companies	4,991	—	—	—	4,991
Short Term Investments	39,145	—	—	43,161	82,306
	159,110	483,157	—	43,161	685,428
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Franklin Templeton Mutual Shares Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	939,048	147,815	—	—	1,086,863
Rights	266	—	—	—	266
Corporate Bonds And Notes	—	18,313	—	—	18,313
Variable Rate Senior Loan Interests	—	26,704	2,640	—	29,344
Government And Agency Obligations	—	2,890	—	—	2,890
Other Equity Interests	—	641	—	—	641
Short Term Investments	76,609	2,996	—	1,192	80,797
	1,015,923	199,359	2,640	1,192	1,219,114
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	371	—	—	371
	—	371	—	—	371
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1,221)	—	—	(1,221)
	—	(1,221)	—	—	(1,221)
JNL/Goldman Sachs Core Plus Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	185,455	8,006	—	193,461
Corporate Bonds And Notes	—	329,558	—	—	329,558
Government And Agency Obligations	—	682,825	—	—	682,825
Preferred Stocks	—	1,106	—	—	1,106
Other Equity Interests	—	—	—	—	—
Credit Linked Structured Notes	—	8,007	—	—	8,007
Common Stocks	—	—	—	—	—
Short Term Investments	67,383	—	—	—	67,383
	67,383	1,206,951	8,006	—	1,282,340
Liabilities - Securities
Government And Agency Obligations	—	(36,361)	—	—	(36,361)
	—	(36,361)	—	—	(36,361)
Assets - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	—	—	—	—
OTC Interest Rate Swap Agreements	—	100	—	—	100
OTC Non-Deliverable Bond Forward Contracts	—	28	—	—	28
Open Forward Foreign Currency Contracts	—	5,742	—	—	5,742
Centrally Cleared Credit Default Swap Agreements	—	66	—	—	66
Centrally Cleared Interest Rate Swap Agreements	—	2,872	—	—	2,872
Futures Contracts	210	—	—	—	210
	210	8,808	—	—	9,018
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(4,504)	—	—	(4,504)
OTC Credit Default Swap Agreements	—	(687)	—	—	(687)
OTC Interest Rate Swap Agreements	—	(266)	—	—	(266)
Centrally Cleared Credit Default Swap Agreements	—	(94)	—	—	(94)
Centrally Cleared Interest Rate Swap Agreements	—	(4,178)	—	—	(4,178)
Futures Contracts	(830)	—	—	—	(830)
	(830)	(9,729)	—	—	(10,559)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	45	—	—	45
Corporate Bonds And Notes	—	77,659	—	—	77,659
Government And Agency Obligations	—	192,733	—	—	192,733
Credit Linked Structured Notes	—	27,411	—	—	27,411
Common Stocks	—	58	—	—	58
Short Term Investments	4,037	1,759	—	—	5,796
	4,037	299,665	—	—	303,702
Assets - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	3	—	—	3
OTC Interest Rate Swap Agreements	—	2,083	—	—	2,083
OTC Non-Deliverable Bond Forward Contracts	—	43	—	—	43
Centrally Cleared Interest Rate Swap Agreements	—	914	—	—	914
Futures Contracts	83	—	—	—	83
Open Forward Foreign Currency Contracts	—	2,938	—	—	2,938
	83	5,981	—	—	6,064
Liabilities - Investments in Other Financial Instruments[2]
OTC Cross-Currency Swap Agreements	—	(2,547)	—	—	(2,547)
OTC Interest Rate Swap Agreements	—	(2,083)	—	—	(2,083)
OTC Non-Deliverable Bond Forward Contracts	—	(46)	—	—	(46)
OTC Credit Default Swap Agreements	—	(918)	—	—	(918)
Centrally Cleared Interest Rate Swap Agreements	—	(263)	—	—	(263)
Futures Contracts	(22)	—	—	—	(22)
Open Forward Foreign Currency Contracts	—	(2,116)	—	—	(2,116)
	(22)	(7,973)	—	—	(7,995)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Harris Oakmark Global Equity Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
China	9,027	—	—	—	9,027
France	—	23,745	—	—	23,745
Germany	—	28,850	—	—	28,850
Italy	—	13,060	—	—	13,060
Japan	13,401	5,599	—	—	19,000
Mexico	9,100	—	—	—	9,100
Netherlands	—	5,759	—	—	5,759
South Korea	—	2,425	—	—	2,425
Sweden	—	422	—	—	422
Switzerland	—	59,663	—	—	59,663
United Kingdom	11,711	11,777	—	—	23,488
United States of America	90,507	—	—	—	90,507
Short Term Investments	8,129	—	—	—	8,129
	141,875	151,300	—	—	293,175
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(160)	—	—	(160)
	—	(160)	—	—	(160)
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	120,962	438,273	—	—	559,235
Short Term Investments	12,829	—	—	11,459	24,288
	133,791	438,273	—	11,459	583,523
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
Australia	—	111,126	—	—	111,126
Canada	51,879	—	—	—	51,879
China	—	25,233	—	—	25,233
France	—	72,915	—	—	72,915
Germany	—	55,354	—	—	55,354
Hong Kong	—	134,222	—	—	134,222
Ireland	—	8,814	—	—	8,814
Japan	—	208,254	—	—	208,254
Luxembourg	—	20,060	—	—	20,060
Malta	—	—	90	—	90
Netherlands	—	10,265	—	—	10,265
Singapore	—	42,969	—	—	42,969
Spain	—	20,105	—	—	20,105
Sweden	—	29,296	—	—	29,296
Switzerland	—	20,817	—	—	20,817
United Kingdom	—	96,164	—	—	96,164
United States of America	1,051,287	—	—	—	1,051,287
Short Term Investments	31,513	—	—	—	31,513
	1,134,679	855,594	90	—	1,990,363
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	317,120	965,315	—	—	1,282,435
Short Term Investments	148,792	—	—	—	148,792
	465,912	965,315	—	—	1,431,227
JNL/Invesco Mid Cap Value Fund
Assets - Securities
Common Stocks	599,366	—	—	—	599,366
Short Term Investments	24,358	—	—	—	24,358
	623,724	—	—	—	623,724
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,557,328	—	—	—	1,557,328
Short Term Investments	109,647	—	—	—	109,647
	1,666,975	—	—	—	1,666,975
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	1,809,012	—	—	—	1,809,012
Short Term Investments	114,396	—	—	—	114,396
	1,923,408	—	—	—	1,923,408

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/JPMorgan U.S. Government & Quality Bond Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	61,716	—	—	61,716
Corporate Bonds And Notes	—	76,947	—	—	76,947
Government And Agency Obligations	—	1,177,622	—	—	1,177,622
Short Term Investments	65,448	—	—	—	65,448
	65,448	1,316,285	—	—	1,381,733
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks
Argentina	16,055	—	—	—	16,055
Brazil	102,020	—	—	—	102,020
China	73,073	72,069	—	—	145,142
Egypt	—	8,302	—	—	8,302
Hungary	—	19,390	—	—	19,390
India	—	92,529	—	—	92,529
Indonesia	18,342	34,064	—	—	52,406
Malaysia	—	6,696	—	—	6,696
Mexico	31,655	—	—	—	31,655
Pakistan	—	16,284	—	—	16,284
Philippines	8,574	—	—	—	8,574
Russian Federation	51,219	12,791	—	—	64,010
South Africa	—	77,397	—	—	77,397
South Korea	—	138,642	—	—	138,642
Taiwan	40,206	10,166	—	—	50,372
Thailand	—	9,512	—	—	9,512
Turkey	—	50,384	—	—	50,384
Short Term Investments	32,987	—	—	—	32,987
	374,131	548,226	—	—	922,357
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Capital Emerging Markets Index Fund
Assets - Securities
Common Stocks	261,830	1,121,163	1,749	—	1,384,742
Preferred Stocks	59,911	88	—	—	59,999
Short Term Investments	8,740	816	—	11,924	21,480
	330,481	1,122,067	1,749	11,924	1,466,221
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	33	—	—	—	33
	33	—	—	—	33
JNL/Mellon Capital European 30 Fund
Assets - Securities
Common Stocks	29,942	379,001	—	—	408,943
Preferred Stocks	—	13,749	—	—	13,749
Short Term Investments	25,913	—	—	—	25,913
	55,855	392,750	—	—	448,605
JNL/Mellon Capital Pacific Rim 30 Fund
Assets - Securities
Common Stocks	—	268,939	—	—	268,939
Investment Companies	5,344	—	—	—	5,344
Short Term Investments	4,020	—	—	—	4,020
	9,364	268,939	—	—	278,303
JNL/Mellon Capital S&P 500 Index Fund
Assets - Securities
Common Stocks	6,853,646	—	—	—	6,853,646
Short Term Investments	163,754	121,629	—	56,023	341,406
	7,017,400	121,629	—	56,023	7,195,052
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(659)	—	—	—	(659)
	(659)	—	—	—	(659)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	2,855,435	—	—	—	2,855,435
Short Term Investments	58,233	2,190	—	95,820	156,243
	2,913,668	2,190	—	95,820	3,011,678
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(285)	—	—	—	(285)
	(285)	—	—	—	(285)
JNL/Mellon Capital Small Cap Index Fund
Assets - Securities
Common Stocks	2,322,193	—	—	—	2,322,193
Short Term Investments	18,204	1,045	—	139,988	159,237
	2,340,397	1,045	—	139,988	2,481,430

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Mellon Capital Small Cap Index Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(48)	—	—	—	(48)
	(48)	—	—	—	(48)
JNL/Mellon Capital International Index Fund
Assets - Securities
Common Stocks	113,558	1,978,516	8	—	2,092,082
Preferred Stocks	10,997	2,210	—	—	13,207
Rights	112	—	—	—	112
Short Term Investments	25,364	1,861	—	17,786	45,011
	150,031	1,982,587	8	17,786	2,150,412
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	790	—	—	790
Futures Contracts	67	—	—	—	67
	67	790	—	—	857
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1,051)	—	—	(1,051)
Futures Contracts	(617)	—	—	—	(617)
	(617)	(1,051)	—	—	(1,668)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	5,986	—	—	—	5,986
Investment Companies	47	—	—	—	47
Short Term Investments	61	—	—	46	107
	6,094	—	—	46	6,140
JNL/Mellon Capital Bond Index Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	18,100	—	—	18,100
Corporate Bonds And Notes	—	298,228	—	—	298,228
Government And Agency Obligations	—	853,622	—	—	853,622
Short Term Investments	84,173	—	—	8,164	92,337
	84,173	1,169,950	—	8,164	1,262,287
Liabilities - Securities
Government And Agency Obligations	—	(3,031)	—	—	(3,031)
	—	(3,031)	—	—	(3,031)
JNL/Mellon Capital Utilities Sector Fund
Assets - Securities
Common Stocks	79,598	—	—	—	79,598
Short Term Investments	35	—	—	262	297
	79,633	—	—	262	79,895
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	831,934	3,336	—	—	835,270
Short Term Investments	13,450	—	—	—	13,450
	845,384	3,336	—	—	848,720
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	322,031	75,223	337	—	397,591
Preferred Stocks	9,358	3,061	—	—	12,419
Rights	—	—	248	—	248
Warrants	—	2	—	—	2
Non-U.S. Government Agency Asset-Backed Securities	—	6,805	—	—	6,805
Corporate Bonds And Notes	—	241,690	—	—	241,690
Variable Rate Senior Loan Interests	—	41,613	585	—	42,198
Government And Agency Obligations	—	85,857	—	—	85,857
Other Equity Interests	—	—	—	—	—
Investment Companies	15,876	—	—	—	15,876
Short Term Investments	154,361	—	—	—	154,361
	501,626	454,251	1,170	—	957,047
Liabilities - Securities
Common Stocks	(82,636)	(18,844)	—	—	(101,480)
Investment Companies	(13,005)	—	—	—	(13,005)
	(95,641)	(18,844)	—	—	(114,485)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL Multi-Manager Alternative Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Investments in Other Financial Instruments[2]
OTC Contracts for Difference	—	1,302	—	—	1,302
Open Forward Foreign Currency Contracts	—	1,430	—	—	1,430
OTC Interest Rate Swap Agreements	—	294	—	—	294
OTC Total Return Swap Agreements	—	698	—	—	698
OTC Purchased Options	—	136	—	—	136
Centrally Cleared Interest Rate Swap Agreements	—	3,511	—	—	3,511
Centrally Cleared Credit Default Swap Agreements	—	95	—	—	95
Exchange Traded Futures Options	80	—	—	—	80
Futures Contracts	1,790	—	—	—	1,790
Exchange Traded Purchased Options	754	—	—	—	754
	2,624	7,466	—	—	10,090
Liabilities - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	(88)	—	—	(88)
OTC Contracts for Difference	—	(1,791)	—	—	(1,791)
OTC Written Options	—	(72)	—	—	(72)
OTC Total Return Swap Agreements	—	(226)	—	—	(226)
Open Forward Foreign Currency Contracts	—	(3,433)	—	—	(3,433)
Exchange Traded Futures Options	(108)	—	—	—	(108)
Centrally Cleared Interest Rate Swap Agreements	—	(614)	—	—	(614)
Futures Contracts	(700)	—	—	—	(700)
Exchange Traded Written Options	(605)	—	—	—	(605)
	(1,413)	(6,224)	—	—	(7,637)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	886,360	—	—	—	886,360
Short Term Investments	29,957	—	—	—	29,957
	916,317	—	—	—	916,317
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	1,416,938	—	—	—	1,416,938
Rights	—	—	159	—	159
Short Term Investments	45,530	—	—	51,207	96,737
	1,462,468	—	159	51,207	1,513,834
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,078,790	—	—	—	1,078,790
Short Term Investments	13,908	—	—	39,519	53,427
	1,092,698	—	—	39,519	1,132,217
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	130,696	—	—	130,696
Corporate Bonds And Notes	—	128,581	—	—	128,581
Variable Rate Senior Loan Interests	—	112,885	855	—	113,740
Government And Agency Obligations	—	318,526	—	—	318,526
Common Stocks	118	8	—	—	126
Investment Companies	63,155	—	—	—	63,155
Short Term Investments	33,577	24,733	—	—	58,310
	96,850	715,429	855	—	813,134
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,606	—	—	—	1,606
	1,606	—	—	—	1,606
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(519)	—	—	—	(519)
Centrally Cleared Credit Default Swap Agreements	—	(87)	—	—	(87)
	(519)	(87)	—	—	(606)
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks	87,692	272,648	—	—	360,340
Preferred Stocks	3,243	—	—	—	3,243
Short Term Investments	35,083	—	—	—	35,083
	126,018	272,648	—	—	398,666
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	11	—	—	11
	—	11	—	—	11
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Oppenheimer Global Growth Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
China	48,198	—	—	—	48,198
Denmark	—	9,924	—	—	9,924
France	—	137,272	—	—	137,272
Germany	—	161,468	—	—	161,468
India	19,345	56,506	—	—	75,851
Italy	—	13,823	—	—	13,823
Japan	—	319,048	—	—	319,048
Netherlands	—	65,148	—	—	65,148
Spain	46,374	14,073	—	—	60,447
Sweden	—	31,332	—	—	31,332
Switzerland	—	63,989	—	—	63,989
United Kingdom	12,935	96,620	—	—	109,555
United States of America	986,845	—	—	—	986,845
Preferred Stocks	39,587	—	—	—	39,587
Short Term Investments	135,377	—	—	—	135,377
	1,288,661	969,203	—	—	2,257,864
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	21	—	—	21
	—	21	—	—	21
JNL/PIMCO Real Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	132,528	—	—	132,528
Corporate Bonds And Notes	—	110,523	—	—	110,523
Government And Agency Obligations	—	2,373,181	—	—	2,373,181
Preferred Stocks	656	—	—	—	656
Short Term Investments	—	186,897	—	6,003	192,900
	656	2,803,129	—	6,003	2,809,788
Assets - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	972	—	—	972
Open Forward Foreign Currency Contracts	—	4,629	—	—	4,629
OTC Purchased Options	—	2,452	—	—	2,452
OTC Interest Rate Swap Agreements	—	380	—	—	380
Centrally Cleared Interest Rate Swap Agreements	—	8,146	—	—	8,146
Centrally Cleared Credit Default Swap Agreements	—	57	—	—	57
Futures Contracts	447	—	—	—	447
Exchange Traded Purchased Options	91	—	—	—	91
	538	16,636	—	—	17,174
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(6,823)	—	—	(6,823)
OTC Interest Rate Swap Agreements	—	(2,649)	—	—	(2,649)
OTC Written Options	—	(118)	—	—	(118)
Futures Contracts	(328)	—	—	—	(328)
Centrally Cleared Credit Default Swap Agreements	—	(152)	—	—	(152)
Centrally Cleared Interest Rate Swap Agreements	—	(3,747)	—	—	(3,747)
Exchange Traded Written Options	(444)	—	—	—	(444)
	(772)	(13,489)	—	—	(14,261)
JNL/PIMCO Total Return Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	695,425	—	—	695,425
Corporate Bonds And Notes	—	921,487	—	—	921,487
Government And Agency Obligations	—	2,709,652	—	—	2,709,652
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	650,111	—	28,272	678,383
	—	4,976,675	—	28,272	5,004,947
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	13,998	—	—	13,998
Futures Contracts	4,964	—	—	—	4,964
OTC Purchased Options	—	805	—	—	805
OTC Credit Default Swap Agreements	—	2,434	—	—	2,434
Centrally Cleared Interest Rate Swap Agreements	—	29,749	—	—	29,749
Centrally Cleared Credit Default Swap Agreements	—	793	—	—	793
Exchange Traded Purchased Options	136	—	—	—	136
Exchange Traded Futures Options	5	—	—	—	5
	5,105	47,779	—	—	52,884

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/PIMCO Total Return Bond Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(8,614)	—	—	—	(8,614)
Open Forward Foreign Currency Contracts	—	(15,790)	—	—	(15,790)
OTC Written Options	—	(931)	—	—	(931)
Exchange Traded Written Options	(62)	—	—	—	(62)
Centrally Cleared Credit Default Swap Agreements	—	(62)	—	—	(62)
Centrally Cleared Interest Rate Swap Agreements	—	(2,940)	—	—	(2,940)
Exchange Traded Futures Options	(1)	—	—	—	(1)
	(8,677)	(19,723)	—	—	(28,400)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	31,493	—	—	31,493
Corporate Bonds And Notes	—	63,150	—	—	63,150
Variable Rate Senior Loan Interests[3]	—	1,399,815	21,328	—	1,421,143
Preferred Stocks	—	966	—	—	966
Common Stocks	—	—	1,539	—	1,539
Short Term Investments	54,800	—	—	—	54,800
	54,800	1,495,424	22,867	—	1,573,091
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	64	—	—	—	64
	64	—	—	—	64
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(5)	—	—	—	(5)
	(5)	—	—	—	(5)
JNL/PPM America High Yield Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	15,670	—	—	15,670
Corporate Bonds And Notes	—	1,848,069	—	—	1,848,069
Variable Rate Senior Loan Interests	—	178,376	25,370	—	203,746
Government And Agency Obligations	—	43,086	—	—	43,086
Preferred Stocks	15,907	2,428	—	—	18,335
Other Equity Interests	—	—	—	—	—
Common Stocks	115,135	2,744	12,714	—	130,593
Investment Companies	35,094	—	—	—	35,094
Short Term Investments	276,679	—	—	—	276,679
	442,815	2,090,373	38,084	—	2,571,272
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	518	—	—	—	518
	518	—	—	—	518
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(75)	—	—	—	(75)
	(75)	—	—	—	(75)
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	687,869	—	—	—	687,869
Short Term Investments	24,308	—	—	—	24,308
	712,177	—	—	—	712,177
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	758,810	—	—	—	758,810
Short Term Investments	54,859	—	—	—	54,859
	813,669	—	—	—	813,669
JNL/PPM America Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	184,870	—	—	184,870
Corporate Bonds And Notes	—	548,417	10,160	—	558,577
Variable Rate Senior Loan Interests	—	38,972	—	—	38,972
Government And Agency Obligations	—	469,432	—	—	469,432
Preferred Stocks	1,226	—	—	—	1,226
Short Term Investments	35,306	—	—	—	35,306
	36,532	1,241,691	10,160	—	1,288,383
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,312	—	—	—	1,312
	1,312	—	—	—	1,312
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(44)	—	—	—	(44)
	(44)	—	—	—	(44)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	224,742	—	—	—	224,742
Short Term Investments	1,603	—	—	—	1,603
	226,345	—	—	—	226,345

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Red Rocks Listed Private Equity Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Communications	40,279	—	—	—	40,279
Diversified	2,186	59,523	—	—	61,709
Financials	131,351	154,481	—	—	285,832
Industrials	18,641	11,725	—	—	30,366
Utilities	12,559	—	—	—	12,559
Investment Companies	—	48,081	—	—	48,081
Short Term Investments	16,889	—	—	28,035	44,924
	221,905	273,810	—	28,035	523,750
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,805,692	—	—	—	2,805,692
Short Term Investments	1,769	45,000	—	93,317	140,086
	2,807,461	45,000	—	93,317	2,945,778
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	5,521,784	—	—	—	5,521,784
Short Term Investments	5,128	90,000	—	337,474	432,602
	5,526,912	90,000	—	337,474	5,954,386
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	3,678	35,499	—	—	39,177
Rights	15	—	—	—	15
Short Term Investments	91	—	—	695	786
	3,784	35,499	—	695	39,978
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	2,617,566	—	—	—	2,617,566
Short Term Investments	—	—	—	107,817	107,817
	2,617,566	—	—	107,817	2,725,383
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	305,900	—	—	—	305,900
Short Term Investments	—	—	—	16,710	16,710
	305,900	—	—	16,710	322,610
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,332,360	—	—	—	2,332,360
Short Term Investments	—	—	—	130,993	130,993
	2,332,360	—	—	130,993	2,463,353
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	86,607	—	—	86,607
Corporate Bonds And Notes	—	231,822	—	—	231,822
Government And Agency Obligations	—	696,246	—	—	696,246
Short Term Investments	115,799	—	—	—	115,799
	115,799	1,014,675	—	—	1,130,474
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,317	—	—	—	2,317
Centrally Cleared Credit Default Swap Agreements	—	70	—	—	70
	2,317	70	—	—	2,387
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	7,373,778	86,813	9,773	—	7,470,364
Preferred Stocks	—	—	57,054	—	57,054
Short Term Investments	424,544	—	—	—	424,544
	7,798,322	86,813	66,827	—	7,951,962
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,459,075	2,540	6,176	—	4,467,791
Preferred Stocks	—	—	17,175	—	17,175
Short Term Investments	363,341	—	—	—	363,341
	4,822,416	2,540	23,351	—	4,848,307
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1	—	—	1
	—	1	—	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/T. Rowe Price Short-Term Bond Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	466,721	1,429	—	468,150
Corporate Bonds And Notes	—	806,285	—	—	806,285
Government And Agency Obligations	—	292,587	—	—	292,587
Short Term Investments	7,626	36,236	—	—	43,862
	7,626	1,601,829	1,429	—	1,610,884
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	82	—	—	—	82
	82	—	—	—	82
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(271)	—	—	—	(271)
	(271)	—	—	—	(271)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,583,719	28,026	—	—	4,611,745
Preferred Stocks	28,934	—	—	—	28,934
Short Term Investments	50,085	—	—	—	50,085
	4,662,738	28,026	—	—	4,690,764
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	201,352	14,757	—	—	216,109
Preferred Stocks	4,190	—	—	—	4,190
Rights	41	—	261	—	302
Warrants	36	—	—	—	36
Investment Companies	20,173	—	—	—	20,173
Corporate Bonds And Notes	—	43,293	—	—	43,293
Variable Rate Senior Loan Interests	—	3,829	—	—	3,829
Other Equity Interests	—	—	397	—	397
Short Term Investments	6,469	—	—	—	6,469
	232,261	61,879	658	—	294,798
Liabilities - Securities
Common Stocks	(23,869)	(470)	—	—	(24,339)
	(23,869)	(470)	—	—	(24,339)
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	6,914	—	—	6,914
Open Forward Foreign Currency Contracts	—	54	—	—	54
Exchange Traded Purchased Options	2,324	22	—	—	2,346
	2,324	6,990	—	—	9,314
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(7,935)	(149	—	(8,084)
Open Forward Foreign Currency Contracts	—	(1,179)	—	—	(1,179)
Exchange Traded Written Options	(7,730)	(2)	—	—	(7,732)
	(7,730)	(9,116)	(149	—	(16,995)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	4,636,613	—	—	—	4,636,613
Non-U.S. Government Agency Asset-Backed Securities	—	339,044	1,644	—	340,688
Corporate Bonds And Notes	—	857,370	—	—	857,370
Government And Agency Obligations	—	1,103,378	—	—	1,103,378
Short Term Investments	449,755	—	—	63,340	513,095
	5,086,368	2,299,792	1,644	63,340	7,451,144
Liabilities - Securities
Government And Agency Obligations	—	(5,792)	—	—	(5,792)
	—	(5,792)	—	—	(5,792)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	543	—	—	—	543
	543	—	—	—	543
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	214,902	—	—	214,902
Short Term Investments	—	887,463	—	—	887,463
	—	1,102,365	—	—	1,102,365
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,676,484	46,909	—	—	1,723,393
Short Term Investments	25,435	—	—	6,648	32,083
	1,701,919	46,909	—	6,648	1,755,476

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2  All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

value.

3 Unfunded commitments in JNL/Crescent High Income Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in these Notes to Financial Statements.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2017:

	Transfers out of Level 2 into Level 1 during the Period($)	Transfers out of Level 1 into Level 2 during the Period($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/BlackRock Global Allocation Fund
Common Stocks	—	52,120
JNL/Causeway International Value Select Fund
Preferred Stocks	32,911	—
JNL/FPA + DoubleLine Flexible Allocation Fund
Common Stocks	23,815	—
JNL/Franklin Templeton Global Fund
Common Stocks	11,129	—
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	—	113,174
JNL/Invesco China-India Fund
Common Stocks	—	14,345
JNL/Invesco Global Real Estate Fund
Common Stocks	20,415	19,908
JNL/Invesco International Growth Fund
Common Stocks	22,680	—
JNL/Lazard Emerging Markets Fund
Common Stocks	19,197	39,074
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	—	28,276
JNL/Mellon Capital International Index Fund
Common Stocks	—	24,667
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	4,055	32,104
JNL/Oppenheimer Global Growth Fund
Preferred Stocks	34,259	—
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	—	52,144
Investment Companies	—	23,349

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2017:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
Corporate Bonds and Notes	58,300	—	(58,300)[3]	—	—	—	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund
Government and Agency Obligations		—	(4,827)[4]	—	4,827[4]	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2017.

2  There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2017 except for those noted.

3  During the period, the valuation of the Delta Topco Ltd. (“Delta Topco”) corporate bond held in JNL/FPA + DoubleLine Flexible Allocation Fund was transferred from a Level 3 valuation to a Level 2 valuation. Previously the fair value of the corporate bond was stapled with an equity investment that had no value. The fair value measurement was determined based on acquisition terms agreed upon by Liberty Media Corporation (“Liberty”) and Delta Topco and was considered a Level 3 valuation. Liberty purchased Delta Topco in February 2016. At the end of the period, the fair value measurement was determined based on a valuation model and considered a Level 2 valuation.

4  During the period, the valuation of the Government and Agency Obligations held in JNL/Goldman Sachs Emerging Markets Debt Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the security was valued by an independent pricing service and was considered a Level 2 valuation. Previously it was valued using the purchase price and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Government Money Market Portfolio, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities. For JNL/AQR Large Cap Relaxed Constraint Equity Fund, the cash collateral is not reinvested.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as payable for reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2017, were as follows: JNL/PIMCO Real Return Fund, $307,031 and 0.90%, for 17 days outstanding; and JNL/PIMCO Total Return Bond Fund, $54,613 and 0.89%, for 181 days outstanding, respectively. The value of reverse repurchase agreements and collateral pledged at June 30, 2017 was as follows:

	Collateral	Counter- party	Interest Rate Expense (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL/PIMCO Total Return Bond Fund
	Altice Finco S.A.	BCL	(0.50)	Rolling	532	475

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2017, were as follows: JNL/PIMCO Real Return Fund, $850,057 and 0.67%, for 176 days outstanding; and JNL/PIMCO Total Return Bond Fund, $99,932 and 0.67%, for 164 days outstanding, respectively. At June 30, 2017, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund had $285 and $224, respectively, of deferred income (in thousands) included in payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details treasury roll transactions outstanding as of June 30, 2017:

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	BCY	1.38	07/05/2017	15,461
	U.S. Treasury Obligations	GSC	1.43	07/05/2017	458,345
	U.S. Treasury Obligations	GSC	1.37	07/06/2017	1,331,738
	U.S. Treasury Obligations	GSC	1.06	07/10/2017	12,402
	U.S. Treasury Obligations	MSC	1.17	07/11/2017	207,591
	U.S. Treasury Obligations	UBS	1.22	08/08/2017	20,859
					2,046,396

JNL/PIMCO Total Return Bond Fund
	U.S. Treasury Obligations	BCY	1.27	07/10/2017	92,885

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Credit Linked Notes. A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments (in thousands) at June 30, 2017:

	Unfunded Commitment ($)	Appreciation (Depreciation) ($)
JNL/Crescent High Income Fund
Acrisure LLC Term Loan B	60	1
SRP Cos. Inc. Delayed Draw Term Loan*	78	—
	138	1

JNL/PPM America Floating Rate Income Fund
Allied Universal Holdco LLC Delayed Draw Term Loan	896	5
ICSH Inc. Delayed Draw Term Loan	324	2
NVA Holdings Inc. Delayed Draw Term Loan B-2	355	2
TricorBraun Holdings Inc. 1st Lien Delayed Draw Term Loan	324	6
	1,899	15

* Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in these Notes to the Financial Statements.

Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and payable for deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts in most circumstances. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities includes variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2017, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreement obligate a Fund to pay the counterparty dividends paid on an individual security. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2017. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements. (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2017. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table. (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2017.

JNL/AB Dynamic Asset Allocation Fund Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates, to manage cash flows, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of short-term cash deployment and risk management and/or hedging. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as a part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements as a substitute for investment in physical securities and to express views on a country’s

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

interest rates. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy.

JNL/AB Dynamic Asset Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	7	—	—	7
Forward foreign currency contracts	—	—	—	94	—	94
OTC swap agreements	—	—	21	—	—	21
Total derivative instruments assets	—	—	28	94	—	122
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	15	—	20	35
Forward foreign currency contracts	—	—	—	71	—	71
Total derivative instruments liabilities	—	—	15	71	20	106
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	(256)	—	123	(133)
Swap agreements	—	—	—	—	(3)	(3)
Total exchange traded or centrally cleared derivative instruments	—	—	(256)	—	120	(136)
Forward foreign currency contracts	—	—	—	187	—	187
Swap agreements	—	—	14	—	—	14
Total OTC derivative instruments	—	—	14	187	—	201
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	(30)	—	13	(17)
Swap agreements	—	—	—	—	16	16
Total exchange traded or centrally cleared derivative instruments	—	—	(30)	—	29	(1)
Forward foreign currency contracts	—	—	—	(193)	—	(193)
Swap agreements	—	—	(112)	—	—	(112)
Total OTC derivative instruments	—	—	(112)	(193)	—	(305)

JNL/AB Dynamic Asset Allocation Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	14	—	—	14	—	—
CSI	31	(3)	—	28	—	—
DUB	21	—	—	21	—	—
SSB	49	(39)	—	10	—	—
Derivatives eligible for offset	115	(42)	—	73
Derivatives not eligible for offset	7				—	—
	122

Derivative Liabilities by Counterparty*
BCL	10	—	—	10	—	—
BOA	8	—	—	8	—	—
CSI	3	(3)	—	—	—	—
JPM	11	—	—	11	—	—
SSB	39	(39)	—	—	—	—
Derivatives eligible for offset	71	(42)	—	29
Derivatives not eligible for offset	35				—	849
	106

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/AB Dynamic Asset Allocation Fund– Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	13,374	10,537	409	—	—	2,843

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to manage cash flows, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities and commodities. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into total return swap agreements to obtain exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	430	—	275	358	736	1,799
Forward foreign currency contracts	—	—	—	10,020	—	10,020
OTC swap agreements	102	—	464	—	—	566
Total derivative instruments assets	532	—	739	10,378	736	12,385
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	2,862	—	1,170	166	450	4,648
Forward foreign currency contracts	—	—	—	11,370	—	11,370
OTC swap agreements	1,163	—	469	—	—	1,632
Total derivative instruments liabilities	4,025	—	1,639	11,536	450	17,650
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	(18,449)	—	24,524	(1,075)	(23,466)	(18,466)
Total exchange traded or centrally cleared derivative instruments	(18,449)	—	24,524	(1,075)	(23,466)	(18,466)
Forward foreign currency contracts	—	—	—	(11,055)	—	(11,055)
Swap agreements	(1,174)	—	7,116	—	—	5,942
Total OTC derivative instruments	(1,174)	—	7,116	(11,055)	—	(5,113)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	(2,463)	—	(4,988)	635	(2,419)	(9,235)
Total exchange traded or centrally cleared derivative instruments	(2,463)	—	(4,988)	635	(2,419)	(9,235)
Forward foreign currency contracts	—	—	—	(452)	—	(452)
Swap agreements	(662)	—	(361)	—	—	(1,023)
Total OTC derivative instruments	(662)	—	(361)	(452)	—	(1,475)

JNL/AQR Managed Futures Strategy Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	191	—	(191)	—	280	—
CGM	69	(69)	—	—	—	—
CIT	10,020	(10,020)	—	—	—	—
MLP	33	(33)	—	—	—	—
MSC	273	(202)	—	71	—	—
Derivatives eligible for offset	10,586	(10,324)	(191)	71
Derivatives not eligible for offset	1,799				—	—
	12,385

Derivative Liabilities by Counterparty*
CGM	293	(69)	—	224	—	—
CIT	11,370	(10,020)	(1,350)	—	10,812	—
MLP	1,137	(33)	(1,104)	—	4,703	—
MSC	202	(202)	—	—	6,327	—
Derivatives eligible for offset	13,002	(10,324)	(2,454)	224
Derivatives not eligible for offset	4,648				28,579	—
	17,650

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/AQR Managed Futures Strategy Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	2,942,054	1,999,396	—	—	—	102,821

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rate swap valuations, interest rates and securities prices and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investment will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into cross-currency swap agreements as a means of risk management and/or hedging, to minimize foreign currency exposure on investment securities denominated in foreign currencies and to secure debt at better value by borrowing at the best available rate regardless of the currency then crossing currency exposure for the desired currency. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to invest in swap positions on dividend futures to obtain exposure to dividend payments.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	104	—	174	278
Purchased options, at value	1,167	—	7,937	5,185	1,206	15,495
Forward foreign currency contracts	—	—	—	717	—	717
OTC swap agreements	—	—	4,877	2,230	—	7,107
Total derivative instruments assets	1,167	—	12,918	8,132	1,380	23,597
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	34	—	96	130
Written options, at value	120	—	3,236	677	1,403	5,436
Forward foreign currency contracts	—	—	—	1,916	—	1,916
OTC swap agreements	—	—	23	24	—	47
Total derivative instruments liabilities	120	—	3,293	2,617	1,499	7,529
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	(6,501)	—	—	(6,501)
Written option contracts	—	—	160	—	—	160
Swap agreements	—	899	—	—	(1,296)	(397)
Total exchange traded or centrally cleared derivative instruments	—	899	(6,341)	—	(1,296)	(6,738)
Purchased option contracts	(1,367)	—	10,959	(2,131)	712	8,173
Written option contracts	362	—	675	4,951	(1,519)	4,469
Forward foreign currency contracts	—	—	—	10,110	—	10,110
Swap agreements	—	—	434	70	—	504
Total OTC derivative instruments	(1,005)	—	12,068	13,000	(807)	23,256
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	(139)	—	—	(139)
Purchased option contracts	—	—	(3)	—	—	(3)
Written option contracts	—	—	(18)	—	—	(18)
Swap agreements	—	(652)	—	—	3,577	2,925
Total exchange traded or centrally cleared derivative instruments	—	(652)	(160)	—	3,577	2,765
Purchased option contracts	(1,393)	—	(23,075)	(739)	(3,254)	(28,461)
Written option contracts	659	—	(578)	1,100	3,323	4,504
Forward foreign currency contracts	—	—	—	(25,823)	—	(25,823)
Swap agreements	—	—	2,113	(1,230)	—	883
Total OTC derivative instruments	(734)	—	(21,540)	(26,692)	69	(48,897)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	996	—	(996)	—	1,040	—
BNP	5,961	(411)	(5,550)	—	5,780	—
BOA	2,627	(727)	(1,900)	—	2,090	—
CIT	167	(167)	—	—	340	—
DUB	492	(221)	(191)	80	191	—
GSC	5,922	(1,048)	(4,874)	—	6,436	—
JPM	1,146	(848)	(298)	—	960	—
MSC	823	(36)	(760)	27	760	—
SGB	350	(19)	(331)	—	400	—
UBS	4,812	(3,725)	(1,087)	—	1,610	—
Derivatives eligible for offset	23,296	(7,202)	(15,987)	107
Derivatives not eligible for offset	301				—	—
	23,597

Derivative Liabilities by Counterparty*
BNP	411	(411)	—	—	—	—
BOA	727	(727)	—	—	—	—
CIT	346	(167)	—	179	—	—
DUB	221	(221)	—	—	—	—
GSC	1,048	(1,048)	—	—	—	—
JPM	848	(848)	—	—	—	—
MSC	36	(36)	—	—	—	—
SGB	19	(19)	—	—	—	—
UBS	3,725	(3,725)	—	—	—	505
Derivatives eligible for offset	7,381	(7,202)	—	179
Derivatives not eligible for offset	148				3,994	—
	7,529

JNL/BlackRock Global Allocation Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	29,226	90,229	313,484	349,247	91,589	20,566	35,055

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Boston Partners Global Long Short Equity Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, as a directional investment and to generate income. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into contracts for difference as a substitute for investment in physical securities.

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1	—	1
OTC swap agreements	—	—	567	—	—	567
Total derivative instruments assets	—	—	567	1	—	568
Derivative instruments liabilities:
Written options, at value	—	—	491	—	—	491
Forward foreign currency contracts	—	—	—	3	—	3
OTC swap agreements	—	—	1,116	—	—	1,116
Total derivative instruments liabilities	—	—	1,607	3	—	1,610
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Purchased option contracts	—	—	(1,869)	—	—	(1,869)
Written option contracts	—	—	1,606	—	—	1,606
Total exchange traded or centrally cleared derivative instruments	—	—	(263)	—	—	(263)
Forward foreign currency contracts	—	—	—	(56)	—	(56)
Swap agreements	—	—	(3,420)	—	—	(3,420)
Total OTC derivative instruments	—	—	(3,420)	(56)	—	(3,476)
Net change in unrealized appreciation (depreciation) on:
Written option contracts	—	—	292	—	—	292
Total exchange traded or centrally cleared derivative instruments	—	—	292	—	—	292
Forward foreign currency contracts	—	—	—	(5)	—	(5)
Swap agreements	—	—	(845)	—	—	(845)
Total OTC derivative instruments	—	—	(845)	(5)	—	(850)

JNL/Boston Partners Global Long Short Equity Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BBH	1	(1)	—	—	—	—
GSC	567	(567)	—	—	—	—
Derivatives eligible for offset	568	(568)	—	—
Derivatives not eligible for offset	—				—	—
	568

Derivative Liabilities by Counterparty*
BBH	3	(1)	—	2	—	—
GSC	1,116	(567)	(549)	—	320	—
Derivatives eligible for offset	1,119	(568)	(549)	2
Derivatives not eligible for offset	491				—	—
	1,610

JNL/Boston Partners Global Long Short Equity Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements	Notional Amount of Contracts for Difference
Average monthly volume	1,280	—	2,960	—	—	—	—	52,126

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	—	—	1,842	1,842
Forward foreign currency contracts	—	—	—	17,052	—	17,052
Total derivative instruments assets	—	—	—	17,052	1,842	18,894
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	31,519	—	31,519
Total derivative instruments liabilities	—	—	—	31,519	—	31,519
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Swap agreements	—	—	—	—	(2,828)	(2,828)
Total exchange traded or centrally cleared derivative instruments	—	—	—	—	(2,828)	(2,828)
Forward foreign currency contracts	—	—	—	21,738	—	21,738
Total OTC derivative instruments	—	—	—	21,738	—	21,738
Net change in unrealized appreciation (depreciation) on:
Swap agreements	—	—	—	—	(4,997)	(4,997)
Total exchange traded or centrally cleared derivative instruments	—	—	—	—	(4,997)	(4,997)
Forward foreign currency contracts	—	—	—	(89,492)	—	(89,492)
Total OTC derivative instruments	—	—	—	(89,492)	—	(89,492)

JNL/Franklin Templeton Global Multisector Bond Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	570	(570)	—	—	—	—
BOA	100	(100)	—	—	—	—
CIT	2,116	(1,856)	(260)	—	880	—
DUB	6,599	(3,085)	(3,514)	—	3,940	—
GSC	843	(843)	—	—	—	—
HSB	3,220	(534)	—	2,686	—	—
JPM	3,551	(3,551)	—	—	—	—
SCB	53	(17)	—	36	—	—
Derivatives eligible for offset	17,052	(10,556)	(3,774)	2,722
Derivatives not eligible for offset	1,842				—	—
	18,894

Derivative Liabilities by Counterparty*
BCL	903	(570)	(333)	—	1,580	—
BOA	2,036	(100)	(1,936)	—	2,020	—
CIT	1,856	(1,856)	—	—	—	—
DUB	3,085	(3,085)	—	—	—	—
GSC	1,632	(843)	(789)	—	1,100	—
HSB	534	(534)	—	—	—	—
JPM	20,199	(3,551)	(15,210)	1,438	15,210	—
SCB	17	(17)	—	—	—	—
UBS	1,257	—	(1,257)	—	—	—
Derivatives eligible for offset	31,519	(10,556)	(19,525)	1,438
Derivatives not eligible for offset	—				33,738	—
	31,519

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Franklin Templeton Global Multisector Bond Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	—	1,901,695	408,417	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Goldman Sachs Core Plus Bond Fund Derivative Strategies –The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and as an efficient means of obtaining exposure to certain markets as part of its investment strategy. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage duration and to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall. The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers and to manage credit exposure. The Fund entered into non-deliverable bond forward contracts as a substitute for investment in physical securities and to obtain exposure to or hedge changes in securities prices.

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	6	—	—	681	687
Forward foreign currency contracts	—	—	—	5,742	—	5,742
OTC swap agreements	—	—	—	—	128	128
OTC swap premiums paid	—	149	—	—	1,391	1,540
Total derivative instruments assets	—	155	—	5,742	2,200	8,097
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	6	—	—	1,032	1,038
Forward foreign currency contracts	—	—	—	4,504	—	4,504
OTC swap agreements	—	687	—	—	266	953
OTC swap premiums received	—	85	—	—	—	85
Total derivative instruments liabilities	—	778	—	4,504	1,298	6,580
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	5,218	5,218
Swap agreements	—	(410)	—	—	851	441
Total exchange traded or centrally cleared derivative instruments	—	(410)	—	—	6,069	5,659
Forward foreign currency contracts	—	—	—	(3,381)	—	(3,381)
Swap agreements	—	(190)	—	—	52	(138)
Total OTC derivative instruments	—	(190)	—	(3,381)	52	(3,519)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	(3,016)	(3,016)
Swap agreements	—	26	—	—	350	376
Total exchange traded or centrally cleared derivative instruments	—	26	—	—	(2,666)	(2,640)
Forward foreign currency contracts	—	—	—	(2,271)	—	(2,271)
Swap agreements	—	(484)	—	—	(56)	(540)
Total OTC derivative instruments	—	(484)	—	(2,271)	(56)	(2,811)

JNL/Goldman Sachs Core Plus Bond Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	63	(63)	—	—	—	—
BOA	238	(238)	—	—	—	—
CGM	28	(28)	—	—	—	—
CIT	705	(705)	—	—	—	—
CSI	314	(112)	—	202	—	—
DUB	387	(387)	—	—	—	—
HSB	895	(307)	—	588	—	—
JPM	828	(575)	—	253	—	—
MSC	572	(572)	—	—	—	—
RBS	52	(33)	—	19	—	—
SCB	115	(115)	—	—	—	—
SSB	809	(346)	—	463	—	—
UBS	212	(212)	—	—	—	—
WBC	652	(423)	—	229	—	—
Derivatives eligible for offset	5,870	(4,116)	—	1,754
Derivatives not eligible for offset	2,227				—	—
	8,097

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Derivative Liabilities by Counterparty*
BCL	19	—	—	19	—	—
BNP	288	(63)	—	225	—	—
BOA	505	(238)	(50)	217	50	—
CGM	198	(28)	—	170	—	—
CIT	815	(705)	(110)	—	176	—
CSI	112	(112)	—	—	—	—
DUB	553	(387)	—	166	—	—
HSB	307	(307)	—	—	—	—
JPM	575	(575)	—	—	70	—
MSC	728	(572)	(156)	—	7,400	—
RBS	33	(33)	—	—	—	—
SCB	269	(115)	—	154	—	—
SSB	346	(346)	—	—	—	—
UBS	286	(212)	—	74	—	—
WBC	423	(423)	—	—	—	—
Derivatives eligible for offset	5,457	(4,116)	(316)	1,025
Derivatives not eligible for offset	1,123				5,914	1,147
	6,580

JNL/Goldman Sachs Core Plus Bond Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements	Notional Amount of Non-Deliverable Bond Forward Contracts
Average monthly volume	—	491,716	983,702	1,268,727	—	64,719	—	958

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Goldman Sachs Emerging Markets Debt Fund Derivative Strategies - The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into cross-currency swap agreements to obtain directional exposure to currencies. The Fund entered into credit default swap agreements to obtain credit exposure. The Fund entered into non-deliverable bond forward contracts as a substitute for investment in physical securities.

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	—	—	86	86
Forward foreign currency contracts	—	—	—	2,938	—	2,938
OTC swap agreements	—	3	—	—	2,126	2,129
OTC swap premiums paid	—	245	—	—	2,034	2,279
Total derivative instruments assets	—	248	—	2,938	4,246	7,432
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	—	—	76	76
Forward foreign currency contracts	—	—	—	2,116	—	2,116
OTC swap agreements	—	918	—	2,547	2,129	5,594
OTC swap premiums received	—	173	—	—	114	287
Total derivative instruments liabilities	—	1,091	—	4,663	2,319	8,073
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	(270)	(270)
Swap agreements	—	—	—	—	(460)	(460)
Total exchange traded or centrally cleared derivative instruments	—	—	—	—	(730)	(730)
Forward foreign currency contracts	—	—	—	4,040	—	4,040
Swap agreements	—	(455)	—	(30)	397	(88)
Total OTC derivative instruments	—	(455)	—	4,010	397	3,952
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	110	110
Swap agreements	—	—	—	—	1,737	1,737
Total exchange traded or centrally cleared derivative instruments	—	—	—	—	1,847	1,847
Forward foreign currency contracts	—	—	—	(269)	—	(269)
Swap agreements	—	(504)	—	868	125	489
Total OTC derivative instruments	—	(504)	—	599	125	220

JNL/Goldman Sachs Emerging Markets Debt Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	139	(139)	—	—	—	—
BOA	369	(313)	—	56	—	—
CGM	344	(344)	—	—	—	—
CIT	210	(210)	—	—	—	—
CSI	111	(85)	—	26	—	—
DUB	1,402	(1,402)	—	—	—	—
HSB	104	(104)	—	—	—	—
JPM	505	(505)	—	—	—	—
MSC	1,228	(975)	—	253	—	—
RBS	26	(18)	—	8	—	—
SCB	437	(85)	—	352	—	—
SSB	58	—	—	58	—	—
UBS	130	(130)	—	—	—	—
WBC	4	(4)	—	—	—	—
Derivatives eligible for offset	5,067	(4,314)	—	753
Derivatives not eligible for offset	2,365				—	—
	7,432

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Derivative Liabilities by Counterparty*
BCL	117	—	—	117	—	—
BNP	194	(139)	—	55	—	—
BOA	313	(313)	—	—	150	—
CGM	872	(344)	—	528	—	—
CIT	440	(210)	(150)	80	150	—
CSI	85	(85)	—	—	90	—
DUB	1,747	(1,402)	(345)	—	730	—
HSB	106	(104)	—	2	—	—
JPM	2,299	(505)	(1,794)	—	2,130	—
MSC	975	(975)	—	—	9,000	—
RBS	18	(18)	—	—	—	—
SCB	85	(85)	—	—	—	—
UBS	423	(130)	—	293	—	—
WBC	36	(4)	—	32	—	—
Derivatives eligible for offset	7,710	(4,314)	(2,289)	1,107
Derivatives not eligible for offset	363				2,525	—
	8,073

JNL/Goldman Sachs Emerging Markets Debt Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements	Notional Amount of Non-Deliverable Bond Forward Contracts
Average monthly volume	—	39,637	500,946	189,414	38,031	56,883	—	4,308

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Mellon Capital Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Mellon Capital Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(527)	—	(527)
Total OTC derivative instruments	—	—	—	(527)	—	(527)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	186	—	—	186
Total exchange traded or centrally cleared derivative instruments	—	—	186	—	—	186

JNL/Mellon Capital Emerging Markets Index Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	28,245	2,033	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Mellon Capital International Index Fund Derivative Strategies - The Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. The Fund entered into forward foreign currency contracts to create foreign currency exposure on U.S. dollar cash balances.

JNL/Mellon Capital International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	790	—	790
Total derivative instruments assets	—	—	—	790	—	790
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	300	—	—	300
Forward foreign currency contracts†	—	—	—	1,051	—	1,051
Total derivative instruments liabilities	—	—	300	1,051	—	1,351
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	5,134	—	—	5,134
Total exchange traded or centrally cleared derivative instruments	—	—	5,134	—	—	5,134
Forward foreign currency contracts	—	—	—	1,243	—	1,243
Total OTC derivative instruments	—	—	—	1,243	—	1,243
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	(1,467)	—	—	(1,467)
Total exchange traded or centrally cleared derivative instruments	—	—	(1,467)	—	—	(1,467)
Forward foreign currency contracts	—	—	—	502	—	502
Total OTC derivative instruments	—	—	—	502	—	502

† The JNL/Mellon Capital International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL/Mellon Capital International Index Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	48,582	90,797	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, interest rates, foreign currencies and credit default swap valuations, to generate income, as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, to take a position on expectations of volatility of a reference entity, as an efficient means of adjusting overall exposure to certain markets and as a part of its overall investment strategy. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates, securities prices and foreign currency rates, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales, to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements to manage duration, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage duration at the cross sector level, to hedge a portfolio of credit default to obtain credit exposure, as a substitute for investment in physical securities and to speculate on changes in credit quality. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	6	—	30	551	587
Purchased options, at value	—	—	421	266	203	890
Forward foreign currency contracts	—	—	—	1,430	—	1,430
OTC swap agreements	—	—	2,000	—	294	2,294
OTC swap premiums paid	—	34	—	—	—	34
Total derivative instruments assets	—	40	2,421	1,726	1,048	5,235
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	24	—	4	515	543
Written options, at value	—	—	349	117	211	677
Forward foreign currency contracts	—	—	—	3,433	—	3,433
OTC swap agreements	—	88	2,017	—	—	2,105
Total derivative instruments liabilities	—	112	2,366	3,554	726	6,758
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	—	26	3,114	3,140
Purchased option contracts	—	—	(553)	(182)	(1,060)	(1,795)
Written option contracts	—	—	258	438	2,165	2,861
Swap agreements	—	80	—	—	(231)	(151)
Total exchange traded or centrally cleared derivative instruments	—	80	(295)	282	3,988	4,055
Purchased option contracts	—	—	—	(78)	—	(78)
Written option contracts	—	—	—	101	—	101
Forward foreign currency contracts	—	—	—	200	—	200
Swap agreements	—	(10)	(6,749)	—	—	(6,759)
Total OTC derivative instruments	—	(10)	(6,749)	223	—	(6,536)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	139	938	1,077
Purchased option contracts	—	—	(6)	42	102	138
Written option contracts	—	—	300	(115)	(103)	82
Swap agreements	—	83	—	—	(128)	(45)
Total exchange traded or centrally cleared derivative instruments	—	83	294	66	809	1,252
Purchased option contracts	—	—	—	58	—	58
Written option contracts	—	—	—	(44)	—	(44)
Forward foreign currency contracts	—	—	—	(4,647)	—	(4,647)
Swap agreements	—	(7)	(474)	—	221	(260)
Total OTC derivative instruments	—	(7)	(474)	(4,633)	221	(4,893)

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	538	(538)	—	—	—	—
BOA	667	(113)	(191)	363	—	192
CIT	36	(36)	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

GSC	207	(124)	—	83	—	—
GSI	1,222	(1,222)	—	—	—	—
JPM	178	(178)	—	—	—	—
MBL	80	(80)	—	—	—	—
MLP	17	(17)	—	—	—	—
MSC	222	—	—	222	—	—
SSB	604	(604)	—	—	—	—
UBS	89	(56)	—	33	—	—
Derivatives eligible for offset	3,860	(2,968)	(191)	701
Derivatives not eligible for offset	1,375				—	—
	5,235

Derivative Liabilities by Counterparty*
BCL	1,005	(538)	—	467	—	—
BNP	3	—	—	3	—	—
BOA	113	(113)	—	—	—	—
CIT	517	(36)	(360)	121	360	—
CSI	88	—	(88)	—	135	—
GSC	124	(124)	—	—	15,040	—
GSI	1,439	(1,222)	—	217	—	—
JPM	587	(178)	—	409	—	—
MBL	352	(80)	(272)	—	1,530	—
MLP	139	(17)	(122)	—	10,130	—
MSC	—	—	—	—	3,410	37,968
SSB	1,187	(604)	—	583	—	—
UBS	56	(56)	—	—	—	—
Derivatives eligible for offset	5,610	(2,968)	(842)	1,800
Derivatives not eligible for offset	1,148				9,546	—
	6,758

JNL Multi-Manager Alternative Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements	Notional Amount of Contracts for Difference
Average monthly volume	1,592	454,886	197,160	193,858	—	13,978	142,988	82,517

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates. The Fund entered into credit default swap agreements to obtain credit exposure and as a substitute for investment in physical securities.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	30	—	110	246	386
Total derivative instruments assets	—	30	—	110	246	386
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	—	48	147	195
Total derivative instruments liabilities	—	—	—	48	147	195
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	—	(1,378)	(678)	(2,056)
Swap agreements	—	40	—	—	—	40
Total exchange traded or centrally cleared derivative instruments	—	40	—	(1,378)	(678)	(2,016)
Forward foreign currency contracts	—	—	—	(85)	—	(85)
Total OTC derivative instruments	—	—	—	(85)	—	(85)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	262	1,257	1,519
Swap agreements	—	(87)	—	—	—	(87)
Total exchange traded or centrally cleared derivative instruments	—	(87)	—	262	1,257	1,432

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	232,383	—	—	—	2,143	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts to take a position on expectations of volatility of a reference entity, to generate income, to obtain exposure to or hedge changes in interest rates, foreign currencies, interest rate swap valuations and inflation and as a substitute for investment in physical securities. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and as an efficient means of obtaining exposure to certain markets as part of its investment strategy. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	1	—	—	925	926
Purchased options, at value	—	—	—	—	2,543	2,543
Forward foreign currency contracts	—	—	—	4,629	—	4,629
OTC swap agreements	—	972	—	—	380	1,352
OTC swap premiums paid	—	—	—	—	130	130
Total derivative instruments assets	—	973	—	4,629	3,978	9,580
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	46	—	—	757	803
Written options, at value	—	—	—	—	562	562
Forward foreign currency contracts	—	—	—	6,823	—	6,823
OTC swap agreements	—	—	—	—	2,649	2,649
OTC swap premiums received	—	1,122	—	—	—	1,122
Total derivative instruments liabilities	—	1,168	—	6,823	3,968	11,959
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	(2,197)	(2,197)
Purchased option contracts	—	—	—	(29)	(183)	(212)
Written option contracts	—	—	—	8	1,510	1,518
Swap agreements	—	(433)	—	—	237	(196)
Total exchange traded or centrally cleared derivative instruments	—	(433)	—	(21)	(633)	(1,087)
Purchased option contracts	—	—	—	—	675	675
Written option contracts	—	65	—	708	(1,396)	(623)
Forward foreign currency contracts	—	—	—	(5,924)	—	(5,924)
Swap agreements	—	183	—	—	(1,010)	(827)
Total OTC derivative instruments	—	248	—	(5,216)	(1,731)	(6,699)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	(45)	(45)
Purchased option contracts	—	—	—	—	16	16
Written option contracts	—	—	—	—	(23)	(23)
Swap agreements	—	(14)	—	—	3,634	3,620
Total exchange traded or centrally cleared derivative instruments	—	(14)	—	—	3,582	3,568
Purchased option contracts	—	—	—	—	(2,772)	(2,772)
Written option contracts	—	(14)	—	(45)	1,233	1,174
Forward foreign currency contracts	—	—	—	(2,584)	—	(2,584)
Swap agreements	—	512	—	—	1,354	1,866
Total OTC derivative instruments	—	498	—	(2,629)	(185)	(2,316)

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
ANZ	189	(124)	—	65	—	—
BNP	909	(909)	—	—	—	—
BOA	290	(290)	—	—	—	—
CGM	38	—	—	38	—	—
CIT	1,112	(1,112)	—	—	—	—
CSI	449	(134)	—	315	—	—
DUB	1,880	(1,880)	—	—	—	—
JPM	790	(366)	—	424	—	—
MLP	63	—	—	63	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

MSC	1,795	(84)	(1,711)	—	1,880	—
SCB	216	(216)	—	—	—	—
UBS	702	(663)	—	39	—	—
Derivatives eligible for offset	8,433	(5,778)	(1,711)	944
Derivatives not eligible for offset	1,147				—	—
	9,580

Derivative Liabilities by Counterparty*
ANZ	124	(124)	—	—	—	—
BNP	1,887	(909)	(978)	—	—	1,404
BOA	628	(290)	(288)	50	—	288
CIT	1,502	(1,112)	(343)	47	—	343
CSI	134	(134)	—	—	—	—
DUB	3,726	(1,880)	(1,846)	—	—	2,382
JPM	366	(366)	—	—	—	—
MSC	84	(84)	—	—	—	—
SCB	476	(216)	(260)	—	—	358
UBS	663	(663)	—	—	—	—
Derivatives eligible for offset	9,590	(5,778)	(3,715)	97
Derivatives not eligible for offset	2,369				2,858	10,624
	11,959

	Gross Amount Presented in the Statements of Assets and Liabilities[8]($)	Financial Instruments[4]($)	Collateral [5]($)	Net Amount[8]($)

					Total Collateral [7]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	15,291	(15,291)	—	—	—	—
CSI	9,227	(9,227)	—	—	—	—
GSC	1,783,326	(1,783,326)	—	—	—	—
MLP	30,791	(30,739)	(52)	—	250	—
MSC	206,981	(206,981)	—	—	373	—
UBS	20,699	(20,699)	—	—	—	—
	2,066,315	(2,066,263)	(52)	—
Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	15,461	(15,291)	—	170	—	—
CSI	9,270	(9,227)	—	43	—	—
GSC	1,802,485	(1,783,326)	(1,978)	17,181	—	1,978
MLP	30,739	(30,739)	—	—	—	—
MSC	207,591	(206,981)	—	610	—	—
UBS	20,858	(20,699)	—	159	—	—
	2,086,404	(2,066,263)	(1,978)	18,163

JNL/PIMCO Real Return Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	6,332	218,071	537,649	742,026	—	46,382	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/PIMCO Total Return Bond Fund Derivative Strategies - The Fund entered into option contracts to take a position on expectations of volatility of a reference entity, to generate income, to obtain exposure to or hedge changes in interest rates, foreign currencies, interest rate swaps valuations and inflation and as a substitute for investment in physical securities. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and as an efficient means of obtaining exposure to certain markets as part of its investment strategy. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	10	—	—	3,502	3,512
Purchased options, at value	—	—	—	—	941	941
Forward foreign currency contracts	—	—	—	13,998	—	13,998
OTC swap agreements	—	2,434	—	—	—	2,434
OTC swap premiums paid	—	34	—	—	—	34
Total derivative instruments assets	—	2,478	—	13,998	4,443	20,919
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	4	—	—	4,137	4,141
Written options, at value	—	—	—	486	507	993
Forward foreign currency contracts	—	—	—	15,790	—	15,790
OTC swap premiums received	—	2,915	—	—	—	2,915
Total derivative instruments liabilities	—	2,919	—	16,276	4,644	23,839
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	18,447	18,447
Purchased option contracts	—	—	—	—	(547)	(547)
Written option contracts	—	—	—	—	584	584
Swap agreements	—	1,222	—	—	48,588	49,810
Total exchange traded or centrally cleared derivative instruments	—	1,222	—	—	67,072	68,294
Purchased option contracts	—	—	—	—	(534)	(534)
Written option contracts	—	—	—	1,847	3,200	5,047
Forward foreign currency contracts	—	—	—	(12,048)	—	(12,048)
Swap agreements	—	3,578	—	—	—	3,578
Total OTC derivative instruments	—	3,578	—	(10,201)	2,666	(3,957)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	3,924	3,924
Purchased option contracts	—	—	—	—	(118)	(118)
Written option contracts	—	—	—	—	114	114
Swap agreements	—	216	—	—	(57,079)	(56,863)
Total exchange traded or centrally cleared derivative instruments	—	216	—	—	(53,159)	(52,943)
Purchased option contracts	—	—	—	—	(631)	(631)
Written option contracts	—	—	—	362	288	650
Forward foreign currency contracts	—	—	—	(22,743)	—	(22,743)
Swap agreements	—	(2,481)	—	—	—	(2,481)
Total OTC derivative instruments	—	(2,481)	—	(22,381)	(343)	(25,205)

JNL/PIMCO Total Return Bond Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
ANZ	6	(6)	—	—	—	—
BCL	510	(510)	—	—	—	—
BNP	1,893	(1,893)	—	—	—	—
BOA	1,719	(1,719)	—	—	—	—
CIT	321	(321)	—	—	—	—
CSI	1,487	(168)	(1,222)	97	1,222	—
DUB	291	(26)	—	265	—	—
GSI	4	—	—	4	—	—
JPM	3,803	(3,722)	—	81	—	—
MLP	314	—	—	314	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

MSC	2,557	(2,557)	—	—	420	—
SCB	743	(743)	—	—	—	—
UBS	3,589	(920)	(1,252)	1,417	1,252	—
Derivatives eligible for offset	17,237	(12,585)	(2,474)	2,178
Derivatives not eligible for offset	3,682				—	—
	20,919

Derivative Liabilities by Counterparty*
ANZ	144	(6)	—	138	—	—
BCL	793	(510)	(283)	—	—	692
BNP	2,737	(1,893)	(844)	—	—	1,861
BOA	2,193	(1,719)	—	474	—	—
CIT	862	(321)	(370)	171	—	370
CSI	168	(168)	—	—	—	—
DUB	26	(26)	—	—	—	93
JPM	3,722	(3,722)	—	—	—	328
MLP	—	—	—	—	—	256
MSC	2,693	(2,557)	(136)	—	—	670
SCB	2,463	(743)	(1,593)	127	—	1,593
UBS	920	(920)	—	—	—	—
Derivatives eligible for offset	16,721	(12,585)	(3,226)	910
Derivatives not eligible for offset	7,118				3,163	51,733
	23,839

	Gross Amount Presented in the Statements of Assets and Liabilities[8]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[8]($)

					Total Collateral [7]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	140,803	(140,803)	—	—	1,489	—
CGM	63,191	(63,191)	—	—	40	682
CSI	320,551	(320,551)	—	—	30	—
GSC	149,813	(149,813)	—	—	10	—
JPM	114,458	(114,458)	—	—	18	—
MLP	622,402	(622,402)	—	—	930	—
MSC	1,009	(1,009)	—	—	268	—
WFI	122,717	(122,717)	—	—	130	—
	1,534,944	(1,534,944)	—	—

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	141,534	(140,803)	—	731	—	—
CGM	63,629	(63,191)	—	438	—	—
CSI	321,454	(320,551)	—	903	—	—
GSC	150,227	(149,813)	—	414	—	—
JPM	114,732	(114,458)	—	274	—	—
MLP	625,524	(622,402)	—	3,122	—	—
MSC	1,010	(1,009)	—	1	—	—
WFI	123,288	(122,717)	—	571	—	—
	1,541,398	(1,534,944)	—	6,454

JNL/PIMCO Total Return Bond Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	7,535	4,284,286	1,665,750	1,678,945	—	172,953	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Scout Unconstrained Bond Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy. The Fund entered into credit default swap agreements to obtain credit exposure and as a substitute for investment in physical securities.

JNL/Scout Unconstrained Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	38	—	—	226	264
Total derivative instruments assets	—	38	—	—	226	264
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	(1,874)	(1,874)
Swap agreements	—	330	—	—	—	330
Total exchange traded or centrally cleared derivative instruments	—	330	—	—	(1,874)	(1,544)
Forward foreign currency contracts	—	—	—	1,536	—	1,536
Total OTC derivative instruments	—	—	—	1,536	—	1,536
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	3,402	3,402
Swap agreements	—	70	—	—	—	70
Total exchange traded or centrally cleared derivative instruments	—	70	—	—	3,402	3,472
Forward foreign currency contracts	—	—	—	(7)	—	(7)
Total OTC derivative instruments	—	—	—	(7)	—	(7)

JNL/Scout Unconstrained Bond Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	121,688	33,718	—	—	10,007	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income, as a substitute for investment in physical securities, as a means of risk management and/or hedging and as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy. The Fund entered into forward foreign currency contracts as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Purchased options, at value	—	—	2,346	—	—	2,346
Forward foreign currency contracts	—	—	—	54	—	54
OTC swap agreements	—	—	6,914	—	—	6,914
Total derivative instruments assets	—	—	9,260	54	—	9,314
Derivative instruments liabilities:
Written options, at value	—	—	7,732	—	—	7,732
Forward foreign currency contracts	—	—	—	1,179	—	1,179
OTC swap agreements	—	—	8,084	—	—	8,084
Total derivative instruments liabilities	—	—	15,816	1,179	—	16,995
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Purchased option contracts	—	—	(5,800)	—	—	(5,800)
Written option contracts	—	—	3,770	—	—	3,770
Total exchange traded or centrally cleared derivative instruments	—	—	(2,030)	—	—	(2,030)
Purchased option contracts	—	—	2	—	—	2
Written option contracts	—	—	4	—	—	4
Forward foreign currency contracts	—	—	—	47	—	47
Swap agreements	—	—	10,381	—	—	10,381
Total OTC derivative instruments	—	—	10,387	47	—	10,434
Net change in unrealized appreciation (depreciation) on:
Purchased option contracts	—	—	(207)	—	—	(207)
Written option contracts	—	—	4,140	—	—	4,140
Total exchange traded or centrally cleared derivative instruments	—	—	3,933	—	—	3,933
Forward foreign currency contracts	—	—	—	(1,300)	—	(1,300)
Swap agreements	—	—	(815)	—	—	(815)
Total OTC derivative instruments	—	—	(815)	(1,300)	—	(2,115)

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	3,840	(1,242)	—	2,598	—	—
JPM	2,859	(2,859)	—	—	—	—
MLP	121	(121)	—	—	—	—
UBS	148	(92)	—	56	—	—
Derivatives eligible for offset	6,968	(4,314)	—	2,654
Derivatives not eligible for offset	2,346				—	—
	9,314

Derivative Liabilities by Counterparty*
BOA	1,242	(1,242)	—	—	—	—
JPM	7,680	(2,859)	(4,821)	—	33,370	—
MLP	249	(121)	(128)	—	30,260	—
UBS	92	(92)	—	—	—	—
Derivatives eligible for offset	9,263	(4,314)	(4,949)	—
Derivatives not eligible for offset	7,732				—	—
	16,995

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	13,978	—	24,884	—	—	—	212,283

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Franklin Templeton Mutual Shares Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	57	(2)	—	55	—	—
HSB	166	(166)	—	—	—	—
SSB	65	(65)	—	—	—	—
UBS	83	(15)	—	68	—	—
Derivatives eligible for offset	371	(248)	—	123

Derivative Liabilities by Counterparty*
BOA	2	(2)	—	—	—	—
HSB	635	(166)	—	469	—	—
SSB	569	(65)	—	504	—	—
UBS	15	(15)	—	—	—	—
Derivatives eligible for offset	1,221	(248)	—	973

1 The derivative instruments outstanding as of June 30, 2017, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2017, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2 Purchased options market value is reflected in Purchased options, at value. Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on exchange traded and centrally cleared derivative instruments and change in unrealized appreciation (depreciation) on exchange traded and centrally cleared derivative instruments, respectively, in the Statements of Operations.

3 Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

4 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

5 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

6 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

7 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

8 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

9 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 190 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: JNL/AQR Large Cap Relaxed Constraint Equity Fund entered into futures to manage cash flow. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements as a substitute for investment in physical securities. JNL/Franklin Templeton Mutual Shares Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management and/or hedging. JNL/Mellon Capital S&P 500 Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. JNL/Mellon Capital S&P 400 Mid Cap Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. JNL/Mellon Capital Small Cap Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. JNL/PPM America Floating Rate Income Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/PPM America High Yield Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/PPM America Total Return Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions. JNL/T. Rowe Price Short-Term Bond Fund entered into futures contracts as a means of short-term cash deployment. JNL/WMC Balanced Fund entered into futures contracts as a means of short-term cash deployment, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging. JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Causeway International Value Select Fund, JNL/Franklin Templeton Global Fund, JNL/Franklin Templeton Income

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Invesco China-India Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Mid Cap Value Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, JNL/RedRocks Listed Private Equity Fund, JNL/S&P International 5 Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price Value Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2017, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2017, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Total Return Swap Agreements
JNL/AQR Large Cap Relaxed Constraint Equity Fund	3,128	—	—
JNL/Brookfield Global Infrastructure and MLP Fund	—	1,636	—
JNL/Causeway International Value Select Fund	—	4,609	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	882,761
JNL/Franklin Templeton Global Fund	—	529	—
JNL/Franklin Templeton Income Fund	—	64	—
JNL/Franklin Templeton International Small Cap Growth Fund	—	718	—
JNL/Franklin Templeton Mutual Shares Fund	—	126,265	—
JNL/Harris Oakmark Global Equity Fund	—	4,542	—
JNL/Invesco China-India Fund	—	1,167	—
JNL/Invesco Global Real Estate Fund	—	1,445	—
JNL/Invesco International Growth Fund	—	3,067	—
JNL/Invesco Mid Cap Value Fund	—	44	—
JNL/Lazard Emerging Markets Fund	—	642	—
JNL/Mellon Capital European 30 Fund	—	82	—
JNL/Mellon Capital Pacific Rim 30 Fund	—	28	—
JNL/Mellon Capital S&P 500 Index Fund	145,307	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	40,619	—	—
JNL/Mellon Capital Small Cap Index Fund	30,038	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund	—	929	—
JNL/Oppenheimer Global Growth Fund	—	2,150	—
JNL/PPM America Floating Rate Income Fund	21,873	—	—
JNL/PPM America High Yield Bond Fund	97,439	—	—
JNL/PPM America Total Return Fund	294,597	—	—
JNL/Red Rocks Listed Private Equity Fund	—	270	—
JNL/T. Rowe Price Mid-Cap Growth Fund	—	43	—
JNL/T. Rowe Price Short-Term Bond Fund	374,678	—	—
JNL/WMC Balanced Fund	91,453	—	—

Pledged or Segregated Collateral. The following table summarizes cash and securities collateral pledged (in thousands) for Funds at June 30, 2017 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

			Futures Contracts		Securities Sold Short		Swap Agreements Pledged or Segregated Cash($)
	Lending Agent/ Prime Broker	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Securities Sold Short Segregated Securities($)	Securities Sold Short Pledged Cash($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund	SSB	JPM	206	—	141,258	3,487	—
JNL/BlackRock Global Allocation Fund	UBS	N/A	—	—	8,990	26,836	—
JNL/Boston Partners Global Long Short Equity Fund	GSI	N/A	—	—	174,595	286,599	—
JNL/FPA + DoubleLine Flexible Allocation Fund	JPM	N/A	—	—	363,876	123,270	—
JNL/Mellon Capital Emerging Markets Index Fund	N/A	GSC	—	816	—	—	—
JNL/Mellon Capital S&P 500 Index Fund	N/A	GSC	—	6,629	—	—	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	N/A	GSC	—	2,190	—	—	—
JNL/Mellon Capital SmallCap Index Fund	N/A	GSC	—	1,045	—	—	—
JNL/Mellon Capital International Index Fund	N/A	GSC	—	1,861	—	—	—
JNL/Multi-Manager Alternative Fund	JPM/SSB	N/A	—	—	190,447	39,833	—
JNL/Neuberger Berman Strategic Income Fund	N/A	GSC	—	5,144	—	—	708
JNL/PPM America Floating Rate Income Fund	N/A	RBS	180	—	—	—	—
JNL/PPM America High Yield Bond Fund	N/A	RBS	1,596	—	—	—	—
JNL/PPM America Total Return Fund	N/A	RBS	983	—	—	—	—
JNL/Scout Unconstrained Bond Fund	N/A	GSC/JPM	1,937	—	—	—	910
JNL/T. Rowe Price Short-Term Bond Fund	N/A	GSC	—	799	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

			Futures Contracts		Securities Sold Short		Swap Agreements Pledged or Segregated Cash($)
	Lending Agent/ Prime Broker	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Securities Sold Short Segregated Securities($)	Securities Sold Short Pledged Cash($)
JNL/Westchester Capital Event Driven Fund	GSI/JPM/SSB	N/A	—	—	88,826	24,656	—
JNL/WMC Balanced Fund	N/A	GSC	711	—	—	—	—

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that the Funds focus on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Private Equity Companies Risk. There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition, private equity companies are subject to minimal regulation. In addition to the risks associated with a Fund’s direct investments, the Fund is also subject to the underlying risks which affect the private equity companies in which the Fund invests. Private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk. The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net asset levels and the administrative fee each Fund is currently obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL/AB Dynamic Asset Allocation Fund	0.75	0.75	0.75 - 0.70	0.15	0.13
JNL/AQR Large Cap Relaxed Constraint Equity Fund	0.80	0.80 – 0.75	0.75	0.15	0.13
JNL/AQR Managed Futures Strategy Fund	0.95	0.95	0.90 - 0.85	0.15	0.13
JNL/BlackRock Global Allocation Fund	0.75	0.75	0.75 - 0.70	0.15	0.13
JNL/BlackRock Large Cap Select Growth Fund	0.70	0.70 - 0.65	0.60 - 0.55	0.10	0.09
JNL/BlackRock Natural Resources Fund	0.70	0.70 - 0.60	0.60	0.15	0.13
JNL/Boston Partners Global Long Short Equity Fund	1.20	1.20	1.20 - 1.15	0.15	0.13
JNL/Brookfield Global Infrastructure and MLP Fund	0.80	0.80	0.80 - 0.75	0.15	0.13
JNL/Causeway International Value Select Fund	0.70	0.70 - 0.65	0.60	0.15	0.13
JNL/Crescent High Income Fund	0.65	0.65	0.65 - 0.60	0.15	0.13
JNL/DFA U.S. Core Equity Fund	0.65	0.60 - 0.55	0.55	0.10	0.09
JNL/DoubleLine Emerging Markets Fixed Income Fund	0.75	0.75	0.70	0.15	0.13
JNL/DoubleLine Shiller Enhanced CAPE Fund	0.75	0.75	0.70	0.15	0.13
JNL/FPA + DoubleLine Flexible Allocation Fund	0.85	0.85	0.85 - 0.75	0.15	0.13
JNL/Franklin Templeton Global Fund	0.75	0.75 - 0.65	0.60	0.15	0.13
JNL/Franklin Templeton Global Multisector Bond Fund	0.70	0.70	0.70 - 0.60	0.15	0.13
JNL/Franklin Templeton Income Fund	0.80	0.75 - 0.65	0.60	0.10	0.09
JNL/Franklin Templeton International Small Cap Growth Fund	0.925	0.925	0.875	0.15	0.13
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.70	0.10	0.09
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.55 - 0.50	0.10	0.09
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75 - 0.70	0.70 - 0.675	0.15	0.13
JNL/Harris Oakmark Global Equity Fund	0.85	0.85	0.85 - 0.80	0.15	0.13
JNL/Invesco China-India Fund	0.90	0.90	0.85	0.15	0.13
JNL/Invesco Global Real Estate Fund	0.75 - 0.70	0.70	0.70	0.15	0.13
JNL/Invesco International Growth Fund	0.70	0.70 - 0.65	0.60	0.15	0.13
JNL/Invesco Mid Cap Value Fund	0.75 - 0.70	0.70 - 0.65	0.65	0.10	0.09
JNL/Invesco Small Cap Growth Fund	0.85	0.85 - 0.80	0.80	0.10	0.09
JNL/JPMorgan MidCap Growth Fund	0.70	0.70 - 0.65	0.65 - 0.55	0.10	0.09
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50 - 0.40	0.35	0.10	0.09
JNL/Lazard Emerging Markets Fund	1.00	0.90 - 0.85	0.85	0.15	0.13
JNL/Mellon Capital Emerging Markets Index Fund	0.40	0.40	0.35	0.15	0.13
JNL/Mellon Capital European 30 Fund	0.37 - 0.31	0.28	0.28	0.15	0.13
JNL/Mellon Capital Pacific Rim 30 Fund	0.37 - 0.31	0.28	0.28	0.15	0.13
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	0.35	0.35	0.35 – 0.30	0.15	0.13
JNL/Mellon Capital S&P 500 Index Fund	0.28	0.28	0.24 - 0.22	0.10	0.09
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.29	0.29	0.24 - 0.22	0.10	0.09
JNL/Mellon Capital Small Cap Index Fund	0.29	0.29	0.24 - 0.22	0.10	0.09
JNL/Mellon Capital International Index Fund	0.30	0.30	0.25 - 0.24	0.15	0.13
JNL/Mellon Capital Bond Index Fund	0.30	0.30	0.25 - 0.24	0.10	0.09
JNL/Mellon Capital Utilities Sector Fund	0.34 - 0.31	0.28	0.28 - 0.26	0.15	0.13
JNL/MFS Mid Cap Value Fund	0.75	0.70	0.70	0.10	0.09
JNL Multi-Manager Alternative Fund[1]	1.30	1.30	1.30 – 1.25	0.20	0.18
JNL Multi-Manager Mid Cap Fund	0.75	0.75	0.725 – 0.70	0.15	0.13
JNL/Multi-Manager Small Cap Growth Fund	0.75	0.70	0.65	0.10	0.09
JNL/Multi-Manager Small Cap Value Fund	0.85	0.85 - 0.77	0.75	0.10	0.09
JNL/Neuberger Berman Strategic Income Fund	0.60	0.60	0.55 - 0.50	0.15	0.13
JNL/Oppenheimer Emerging Markets Innovator Fund	1.10	1.10	1.10 - 1.05	0.15	0.13
JNL/Oppenheimer Global Growth Fund	0.70	0.70 - 0.60	0.60	0.15	0.13
JNL/PIMCO Real Return Fund	0.50	0.50	0.50 - 0.475	0.10	0.09
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50 - 0.49	0.10	0.09
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.60 – 0.55	0.15	0.13
JNL/PPM America High Yield Bond Fund	0.50	0.50 - 0.45	0.425	0.10	0.09
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.70	0.10	0.09
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.70	0.10	0.09
JNL/PPM America Total Return Fund	0.50	0.50	0.50 - 0.45	0.10	0.09
JNL/PPM America Value Equity Fund	0.55	0.55 - 0.50	0.50	0.10	0.09
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85 - 0.80	0.80	0.15	0.13
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.35	0.10	0.09
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.35	0.10	0.09
JNL/S&P International 5 Fund	0.45	0.45	0.45 - 0.40	0.15	0.13
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.35	0.10	0.09
JNL/S&P Mid 3 Fund	0.50	0.50	0.50 - 0.45	0.10	0.09
JNL/S&P Total Yield Fund	0.40	0.40	0.35	0.10	0.09
JNL/Scout Unconstrained Bond Fund	0.65	0.65	0.65 - 0.60	0.15	0.13
JNL/T. Rowe Price Established Growth Fund	0.65	0.65 - 0.60	0.55	0.10	0.09
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75 - 0.70	0.70	0.10	0.09
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45 - 0.40	0.40 - 0.375	0.10	0.09
JNL/T. Rowe Price Value Fund	0.70	0.70 - 0.65	0.60	0.10	0.09
JNL/Westchester Capital Event Driven Fund	1.10	1.10	1.10 - 0.95	0.15	0.13
JNL/WMC Balanced Fund	0.55 - 0.50	0.50 - 0.45	0.425	0.10	0.09
JNL/WMC Government Money Market Fund	0.28	0.28	0.25	0.10	0.09
JNL/WMC Value Fund	0.55	0.55 - 0.50	0.45	0.10	0.09

1 Prior to April 24, 2017, the range for $0 to $500 million was 1.75% and for over $500 million was 1.75% - 1.70%.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed for a period of three years from the end of the fiscal year in which fees were waived and a reimbursement took place. During the period ended June 30, 2017, JNAM recovered $1,019 of previously reimbursed expenses (in thousands). At June 30, 2017, the amount of potentially recoverable expenses (in thousands) was $4,316 that expires on December 31, 2017, $4,407 that expires on December 31, 2018, $1,982 that expires on December 31, 2019 and $1,019 that expires on December 31, 2020.

Pursuant to contractual and voluntary fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/DFA U.S. Core Equity Fund	Fees greater than 0.50%
JNL/Goldman Sachs Core Plus Bond Fund	0.025% for net assets between $0 - $500 million
JNL/Goldman Sachs Emerging Markets Debt Fund	0.025% for net assets between $400 million - $1 billion
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $250 million
JNL/Mellon Capital S&P 500 Index Fund	0.01%
JNL/MFS Mid Cap Value Fund	0.025% for net assets over $500 million
JNL Multi-Manager Alternative Fund[1]	0.00%
JNL/Oppenheimer Global Growth Fund	0.05% for net assets between $0 - $300 million
JNL/T. Rowe Price Value Fund	0.05% for net assets between $150 million and $500 million as long as the net assets for the Fund are above $1 billion
[1] Prior to April 24, 2017, the contractual fee waiver was 0.40% for all net assets.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/FPA + DoubleLine Flexible Allocation Fund JNL/Franklin Templeton Mutual Shares Fund JNL/Goldman Sachs Emerging Markets Debt Fund JNL/Invesco China-India Fund	0.05% for net assets between $0 - $1 billion 0.03% 0.025% for net assets between $0 - $200 million 0.05% for net assets between $0 - $500 million
JNL/Invesco Global Real Estate Fund	0.05% for net assets between $0 - $50 million
JNL/Invesco International Growth Fund	0.05% for net assets between $0 - $50 million and 0.02% for net assets over $2 billion
JNL/Invesco Mid Cap Value Fund	0.05% for net assets between $0 - $50 million
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $50 million
JNL/Lazard Emerging Markets Fund	0.10% for the first $100 million
JNL/Mellon Capital Emerging Markets Index Fund	0.05% for net assets over $750 million
JNL/MFS Mid Cap Value Fund[2]	0.05% for net assets between $0 - $500 million and 0.025% on net assets over $500 million
JNL Multi-Manager Alternative Fund[1]	0.00%
JNL/Oppenheimer Global Growth Fund JNL/PIMCO Real Return Fund	0.05% for net assets between $0 - $300 million 0.01% for net assets between $0 - $1 billion and 0.01% for net assets over $2 billion
JNL/PIMCO Total Return Bond Fund	0.03% for net assets over $1 billion
JNL/PPM America Floating Rate Income Fund JNL/PPM America Mid Cap Value Fund	0.05% for net assets between $300 - $500 million 0.10% for net assets over $150 million
JNL/PPM America Small Cap Value Fund	0.10% for net assets over $150 million
JNL/T. Rowe Price Value Fund	0.01%

1 Prior to April 24, 2017, the voluntary fee waiver was 0.05% for net assets sub-advised by BlueBay Asset Management LLP.

2 Effective April 24, 2017.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate up to 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates. During the period ended June 30, 2017, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund and iShares iBoxx $ High Yield Corporate Bond ETF, which are affiliates of the Sub-Adviser. JNL/Mellon Capital International Index Fund invested in Prudential plc. JNAM is a wholly-owned subsidiary of Jackson and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNL/Mellon Capital S&P 500 Index Fund invested in the Bank of New York Mellon Corporation, the parent company of the Fund's Sub-Adviser. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details cash management investments in affiliates held at June 30, 2017. There was no realized gain or loss relating to transactions in these investment during the period ended June 30, 2017.

JNL Government Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/AB Dynamic Asset Allocation Fund	3,379	2,517	5
JNL/AQR Large Cap Relaxed Constraint Equity Fund	3,370	10,240	22
JNL/AQR Managed Futures Strategy Fund	205,119	157,424	467
JNL/BlackRock Global Allocation Fund	—	2,695	3
JNL/BlackRock Large Cap Select Growth Fund	31,170	4,190	70
JNL/BlackRock Natural Resources Fund	64,692	15,139	44
JNL/Boston Partners Global Long Short Equity Fund	62,933	9,285	69
JNL/Brookfield Global Infrastructure and MLP Fund	10,761	1,296	50
JNL/Causeway International Value Select Fund	23,577	32,419	69
JNL/Crescent High Income Fund	17,302	18,098	60
JNL/DFA U.S. Core Equity Fund	6,662	3,470	13
JNL/DoubleLine Emerging Markets Fixed Income Fund	5,557	175	34
JNL/DoubleLine Shiller Enhanced CAPE Fund	33,715	121,677	248
JNL/FPA + DoubleLine Flexible Allocation Fund	35,578	18,748	133
JNL/Franklin Templeton Global Fund	54,821	57,975	150
JNL/Franklin Templeton Global Multisector Bond Fund	208,722	270,894	471
JNL/Franklin Templeton Income Fund	170,877	154,711	425
JNL/Franklin Templeton International Small Cap Growth Fund	17,085	39,145	64
JNL/Franklin Templeton Mutual Shares Fund	118,931	76,609	222
JNL/Goldman Sachs Core Plus Bond Fund	17,000	62,532	58
JNL/Goldman Sachs Emerging Markets Debt Fund	6,250	—	4
JNL/Harris Oakmark Global Equity Fund	2,576	8,129	23
JNL/Invesco China-India Fund	90	12,829	17
JNL/Invesco Global Real Estate Fund	18,081	21,329	62
JNL/Invesco International Growth Fund	79,445	112,624	270
JNL/Invesco Mid Cap Value Fund	25,901	17,797	60
JNL/Invesco Small Cap Growth Fund	67,872	72,429	130
JNL/JPMorgan MidCap Growth Fund	45,647	85,962	167
JNL/JPMorgan U.S. Government & Quality Bond Fund	31,261	65,244	129
JNL/Lazard Emerging Markets Fund	34,456	24,380	51
JNL/Mellon Capital Emerging Markets Index Fund	26,309	8,740	59
JNL/Mellon Capital European 30 Fund	—	1,204	3
JNL/Mellon Capital Pacific Rim 30 Fund	—	235	1
JNL/Mellon Capital S&P 500 Index Fund	69,051	163,754	343
JNL/Mellon Capital S&P 400 MidCap Index Fund	40,957	58,233	106
JNL/Mellon Capital Small Cap Index Fund	34,709	18,204	57
JNL/Mellon Capital International Index Fund	41,870	25,364	101
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	—	61	—
JNL/Mellon Capital Bond Index Fund	63,519	84,173	185
JNL/Mellon Capital Utilities Sector Fund	48	35	1
JNL/MFS Mid Cap Value Fund	17,915	10,771	49
JNL Multi-Manager Alternative Fund	153,800	154,008	415
JNL Multi-Manager Mid Cap Fund	117,358	26,332	66
JNL Multi-Manager Small Cap Growth Fund	20,822	45,530	96
JNL Multi-Manager Small Cap Value Fund	26,869	13,908	51
JNL/Neuberger Berman Strategic Income Fund	7,056	15,881	52
JNL/Oppenheimer Emerging Markets Innovator Fund	21,291	16,462	45
JNL/Oppenheimer Global Growth Fund	41,905	110,447	209

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL Government Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/PPM America Floating Rate Income Fund	57,951	54,800	133
JNL/PPM America High Yield Bond Fund	47,653	96,455	195
JNL/PPM America Mid Cap Value Fund	6,877	—	9
JNL/PPM America Small Cap Value Fund	12,948	—	9
JNL/PPM America Total Return Fund	34,969	20,513	81
JNL/PPM America Value Equity Fund	2,289	—	3
JNL/Red Rocks Listed Private Equity Fund	5,505	16,889	30
JNL/S&P Competitive Advantage Fund	5,845	1,769	6
JNL/S&P Dividend Income & Growth Fund	15,181	5,128	13
JNL/S&P International 5 Fund	551	91	1
JNL/S&P Intrinsic Value Fund	506	—	2
JNL/S&P Mid 3 Fund	1,915	—	2
JNL/S&P Total Yield Fund	5,014	—	8
JNL/Scout Unconstrained Bond Fund	149,171	115,799	411
JNL/T. Rowe Price Established Growth Fund	5,154	3,367	11
JNL/T. Rowe Price Mid-Cap Growth Fund	2,472	3,900	11
JNL/T. Rowe Price Short-Term Bond Fund	8,876	5,187	20
JNL/T. Rowe Price Value Fund	4,300	5,317	11
JNL/Westchester Capital Event Driven Fund	7,571	6,469	20
JNL/WMC Balanced Fund	404,425	449,755	1,170
JNL/WMC Value Fund	22,972	25,435	50

T. Rowe Price Government Reserve Fund
JNL/T. Rowe Price Established Growth Fund	30,549	382,290	453
JNL/T. Rowe Price Mid-Cap Growth Fund	141,786	314,181	856
JNL/T. Rowe Price Short-Term Bond Fund	16,266	1	40
JNL/T. Rowe Price Value Fund	6,415	44,768	98

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2017.

	Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Value End of Period($)
JNL/BlackRock Global Allocation Fund	iShares iBoxx $ High Yield Corporate Bond ETF	3,751	—	3,756	33	130	—
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	8,206	—	—	—	—	8,842
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	16,550	1,394	1,801	130	707	17,399
JNL/Mellon Capital International Index Fund	Prudential Plc	9,377	675	857	182	1,327	9,120

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are Funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. The following Funds had Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the period ended June 30, 2017.

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund	30,582	16,534
JNL/Invesco Small Cap Growth Fund	25,520	8,909
JNL/S&P Total Yield Fund	18,861	48,506

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 2, 2017, JNL Multi Manager Mid Cap Fund was added to the SCA. The Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. FUND ACQUISITIONS

Tax Free Exchange. The following tables include information (in thousands) relating to the acquisition completed on April 24, 2017. The acquisition was completed by a tax free exchange of Class A and B shares for the acquired and acquiring Fund indicated below pursuant to a plan of reorganization approved by the Board. The purpose of the acquisition was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The cost basis of the investments received from the acquired Fund was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to the shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date($)	Net Assets on Acquisition Date($)	Subsidiary Net Realized Gain (Loss)($)	Shares of Aquiring Fund Issued in Exchange
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	Class A	201,629	16,240	4,202,398	97,217	4,666
Class B	Class B	67	5	75,731	1,686	2

Immediately prior to the reorganization, the cost, market value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Fund were as follows:

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Morgan Stanley Mid Cap Growth Fund	166,370	169,890	3,520

Assuming the acquisition had been completed on January 1, 2017, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the period ended June 30, 2017, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/T. Rowe Price Mid-Cap Growth Fund	(3,851)	218,441	383,491	598,081

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the respective acquiring Fund’s Statement of Operations since April 24, 2017 for the respective acquisition.

NOTE 11. INCOME TAX MATTERS

Each Fund is a separate tax payer for federal income tax purposes. Each Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Internal Revenue Code of 1986 and each CFC's taxable income is calculated separately from the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

At December 31, 2016, the Funds’ last fiscal year end, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/AB Dynamic Asset Allocation Fund	—	—	227	414	641
JNL/AQR Large Cap Relaxed Constraint Equity Fund	—	—	15,169	13,087	28,256
JNL/AQR Managed Futures Strategy Fund	—	—	50,839	14,469	65,308
JNL/BlackRock Global Allocation Fund	—	—	—	64,131	64,131
JNL/BlackRock Natural Resources Fund	2017	13,799	5,308	37,366	56,473
JNL/Boston Partners Global Long Short Equity Fund	—	—	6,649	2,471	9,120
JNL/Brookfield Global Infrastructure and MLP Fund	—	—	62,839	49,215	112,054
JNL/Causeway International Value Select Fund	2017-2018	127,665	38,646	10,629	176,940
JNL/Franklin Templeton Global Fund	—	—	—	1,178	1,178
JNL/Franklin Templeton Global Multisector Bond Fund	—	—	23,578	14,376	37,954
JNL/Franklin Templeton Income Fund	2018	681	30,691	83,030	114,402
JNL/Goldman Sachs Core Plus Bond Fund	—	—	12,957	—	12,957
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	29,183	—	29,183
JNL/Harris Oakmark Global Equity Fund	—	—	1,230	3,351	4,581
JNL/Invesco China-India Fund	—	—	21,533	45,158	66,691
JNL/Invesco Mid Cap Value Fund	—	—	6,569	6,889	13,458
JNL/JPMorgan U.S. Government & Quality Bond Fund	2017	775	2,633	—	3,408
JNL/Lazard Emerging Markets Fund	—	—	8,404	146,776	155,180
JNL/Mellon Capital Emerging Markets Index Fund	—	—	13,379	58,484	71,863
JNL/Mellon Capital European 30 Fund	—	—	46,839	19,190	66,029
JNL/Mellon Capital Pacific Rim 30 Fund	—	—	—	6,312	6,312
JNL/Mellon Capital International Index Fund	2017-2018	6,331	—	3,274	9,605
JNL/Mellon Capital Bond Index Fund	—	—	746	287	1,033
JNL/MFS Mid Cap Value Fund	—	—	21,470	2,173	23,643
JNL Multi-Manager Alternative Fund	—	—	32,412	5,420	37,832
JNL Multi-Manager Small Cap Growth Fund	—	—	55,218	—	55,218
JNL/Neuberger Berman Strategic Income Fund	—	—	732	12,130	12,862
JNL/Oppenheimer Emerging Markets Innovator Fund	—	—	14,085	3,078	17,163
JNL/Oppenheimer Global Growth Fund	—	—	30,981	8,634	39,615
JNL/PIMCO Real Return Fund	—	—	131,493	26,494	157,987
JNL/PIMCO Total Return Bond Fund	—	—	79,045	—	79,045
JNL/PPM America Floating Rate Income Fund	—	—	3,705	42,859	46,564
JNL/PPM America High Yield Bond Fund	—	—	3,990	254,479	258,469
JNL/PPM America Total Return Fund	—	—	—	12,992	12,992
JNL/PPM America Value Equity Fund	2017	38,062	—	—	38,062
JNL/S&P International 5 Fund	—	—	7,651	6,987	14,638
JNL/S&P Intrinsic Value Fund	—	—	26,544	—	26,544
JNL/S&P Mid 3 Fund	—	—	10,533	16,728	27,261
JNL/T. Rowe Price Short-Term Bond Fund	2017-2018	21,370	10,585	17,663	49,618
JNL/Westchester Capital Event Driven Fund	—	—	7,365	1,817	9,182
JNL/WMC Government Money Market Fund	—	—	6	—	6

As of June 30, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/AB Dynamic Asset Allocation Fund	33,967	2,357	(103)	2,254
JNL/AQR Large Cap Relaxed Constraint Equity Fund	472,202	35,350	(8,516)	26,834
JNL/AQR Managed Futures Strategy Fund	538,292	2	(69)	(67)
JNL/BlackRock Global Allocation Fund	3,654,272	331,706	(115,122)	216,584
JNL/BlackRock Large Cap Select Growth Fund	2,392,892	615,538	(27,540)	587,998
JNL/BlackRock Natural Resources Fund	923,592	84,190	(198,435)	(114,245)
JNL/Boston Partners Global Long Short Equity Fund
Long Investments	612,297	64,369	(9,755)	54,614
Short Investments	263,042	6,228	(29,436)	(23,208)
JNL/Brookfield Global Infrastructure and MLP Fund	994,187	64,054	(26,913)	37,141
JNL/Causeway International Value Select Fund	1,280,643	122,231	(32,955)	89,276
JNL/Crescent High Income Fund	714,698	15,327	(4,477)	10,850
JNL/DFA U.S. Core Equity Fund	874,226	279,574	(52,834)	226,740
JNL/DoubleLine Emerging Markets Fixed Income Fund	471,064	5,481	(1,634)	3,847
JNL/DoubleLine Shiller Enhanced CAPE Fund	1,168,561	6,061	(2,514)	3,547
JNL/FPA + DoubleLine Flexible Allocation Fund	2,167,415	229,883	(67,780)	162,103
JNL/Franklin Templeton Global Fund	922,886	174,674	(65,109)	109,565
JNL/Franklin Templeton Global Multisector Bond Fund	1,592,471	80,503	(37,245)	43,258
JNL/Franklin Templeton Income Fund	2,509,445	236,356	(92,661)	143,695

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Franklin Templeton International Small Cap Growth Fund	621,237	114,562	(50,371)	64,191
JNL/Franklin Templeton Mutual Shares Fund	1,022,373	267,495	(70,754)	196,741
JNL/Goldman Sachs Core Plus Bond Fund	1,273,129	18,791	(9,580)	9,211
JNL/Goldman Sachs Emerging Markets Debt Fund	317,107	10,637	(24,042)	(13,405)
JNL/Harris Oakmark Global Equity Fund	279,346	17,832	(4,003)	13,829
JNL/Invesco China-India Fund	472,108	128,327	(16,912)	111,415
JNL/Invesco Global Real Estate Fund	1,998,588	95,200	(103,425)	(8,225)
JNL/Invesco International Growth Fund	1,319,667	184,959	(73,399)	111,560
JNL/Invesco Mid Cap Value Fund	566,905	82,155	(25,336)	56,819
JNL/Invesco Small Cap Growth Fund	1,395,622	333,677	(62,324)	271,353
JNL/JPMorgan MidCap Growth Fund	1,673,077	298,879	(48,548)	250,331
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,359,127	36,679	(14,073)	22,606
JNL/Lazard Emerging Markets Fund	876,884	142,697	(97,224)	45,473
JNL/Mellon Capital Emerging Markets Index Fund	1,398,189	197,702	(129,670)	68,032
JNL/Mellon Capital European 30 Fund	426,894	38,277	(16,566)	21,711
JNL/Mellon Capital Pacific Rim 30 Fund	261,274	19,409	(2,380)	17,029
JNL/Mellon Capital S&P 500 Index Fund	5,533,312	1,855,932	(194,192)	1,661,740
JNL/Mellon Capital S&P 400 MidCap Index Fund	2,583,611	576,317	(148,250)	428,067
JNL/Mellon Capital Small Cap Index Fund	2,100,048	536,874	(155,492)	381,382
JNL/Mellon Capital International Index Fund	1,944,577	373,159	(167,324)	205,835
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	6,078	172	(110)	62
JNL/Mellon Capital Bond Index Fund	1,251,573	19,484	(8,770)	10,714
JNL/Mellon Capital Utilities Sector Fund	73,399	7,923	(1,427)	6,496
JNL/MFS Mid Cap Value Fund	809,503	59,507	(20,290)	39,217
JNL Multi-Manager Alternative Fund	924,400	49,119	(16,472)	32,647
JNL Multi-Manager Mid Cap Fund	832,439	108,036	(24,158)	83,878
JNL Multi-Manager Small Cap Growth Fund	1,309,922	235,330	(31,418)	203,912
JNL Multi-Manager Small Cap Value Fund	1,023,732	147,992	(39,507)	108,485
JNL/Neuberger Berman Strategic Income Fund	803,207	16,786	(6,859)	9,927
JNL/Oppenheimer Emerging Markets Innovator Fund	333,961	81,770	(17,065)	64,705
JNL/Oppenheimer Global Growth Fund	1,740,724	567,894	(50,754)	517,140
JNL/PIMCO Real Return Fund	2,918,998	8,725	(117,935)	(109,210)
JNL/PIMCO Total Return Bond Fund	5,026,602	26,434	(48,089)	(21,655)
JNL/PPM America Floating Rate Income Fund	1,585,906	8,538	(21,368)	(12,830)
JNL/PPM America High Yield Bond Fund	2,525,940	119,474	(74,142)	45,332
JNL/PPM America Mid Cap Value Fund	667,545	85,890	(41,258)	44,632
JNL/PPM America Small Cap Value Fund	736,773	100,113	(23,217)	76,896
JNL/PPM America Total Return Fund	1,272,935	24,749	(9,301)	15,448
JNL/PPM America Value Equity Fund	208,161	31,304	(13,120)	18,184
JNL/Red Rocks Listed Private Equity Fund	430,171	96,397	(2,818)	93,579
JNL/S&P Competitive Advantage Fund	2,941,609	239,623	(235,454)	4,169
JNL/S&P Dividend Income & Growth Fund	5,728,462	450,094	(224,170)	225,924
JNL/S&P International 5 Fund	38,475	2,244	(741)	1,503
JNL/S&P Intrinsic Value Fund	2,778,251	212,616	(265,484)	(52,868)
JNL/S&P Mid 3 Fund	324,998	13,933	(16,321)	(2,388)
JNL/S&P Total Yield Fund	2,447,957	207,917	(192,521)	15,396
JNL/Scout Unconstrained Bond Fund	1,130,736	2,009	(2,271)	(262)
JNL/T. Rowe Price Established Growth Fund	6,169,247	1,862,782	(80,067)	1,782,715
JNL/T. Rowe Price Mid-Cap Growth Fund	3,748,441	1,175,380	(75,514)	1,099,866
JNL/T. Rowe Price Short-Term Bond Fund	1,607,878	5,709	(2,703)	3,006
JNL/T. Rowe Price Value Fund	4,162,135	585,875	(57,246)	528,629
JNL/Westchester Capital Event Driven Fund	292,934	8,186	(6,322)	1,864
JNL/WMC Balanced Fund	6,657,001	891,246	(97,103)	794,143
JNL/WMC Government Money Market Fund	1,102,365	—	—	—
JNL/WMC Value Fund	1,335,601	490,743	(70,868)	419,875

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2016 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund	16,069	21,345	—
JNL/AQR Managed Futures Strategy Fund	30,345	—	—
JNL/BlackRock Global Allocation Fund	27,083	87,357	—
JNL/BlackRock Large Cap Select Growth Fund	—	55,422	—
JNL/BlackRock Natural Resources Fund	6,609	—	—
JNL/Boston Partners Global Long Short Equity Fund	25,288	—	—
JNL/Brookfield Global Infrastructure and MLP Fund	21,119	—	—
JNL/Causeway International Value Select Fund	9,033	—	—
JNL/DFA U.S. Core Equity Fund	8,799	20,417	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	12,082	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund	22,033	36,601	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/Franklin Templeton Global Fund	19,052	55,218	—
JNL/Franklin Templeton Global Multisector Bond Fund	9,989	—	—
JNL/Franklin Templeton Income Fund	107,823	—	—
JNL/Franklin Templeton International Small Cap Growth Fund	7,683	10,743	—
JNL/Franklin Templeton Mutual Shares Fund	29,283	71,112	—
JNL/Goldman Sachs Core Plus Bond Fund	29,297	—	—
JNL/Harris Oakmark Global Equity Fund	585	—	—
JNL/Invesco China-India Fund	4,135	12,405	—
JNL/Invesco Global Real Estate Fund	37,181	54,563	—
JNL/Invesco International Growth Fund	21,352	26,222	—
JNL/Invesco Mid Cap Value Fund	2,406	15,954	—
JNL/Invesco Small Cap Growth Fund	—	37,536	—
JNL/JPMorgan MidCap Growth Fund	—	130,529	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	29,991	—	—
JNL/Lazard Emerging Markets Fund	19,064	—	—
JNL/Mellon Capital Emerging Markets Index Fund	15,902	—	—
JNL/Mellon Capital European 30 Fund	11,811	—	—
JNL/Mellon Capital Pacific Rim 30 Fund	9,134	3,656	—
JNL/Mellon Capital S&P 500 Index Fund	7,136	8,437	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	3,691	10,957	—
JNL/Mellon Capital Small Cap Index Fund	9,207	1,772	—
JNL/Mellon Capital International Index Fund	5,594	—	—
JNL/Mellon Capital Bond Index Fund	9,302	—	—
JNL/Mellon Capital Utilities Sector Fund	1,685	820	—
JNL Multi-Manager Alternative Fund	5,683	1,748	—
JNL Multi-Manager Small Cap Growth Fund	—	169,879	—
JNL Multi-Manager Small Cap Value Fund	6,945	84,799	—
JNL/Neuberger Berman Strategic Income Fund	22,486	—	—
JNL/Oppenheimer Global Growth Fund	13,999	51,446	—
JNL/PIMCO Real Return Fund	18,099	—	76,711
JNL/PIMCO Total Return Bond Fund	16,654	2,276	—
JNL/PPM America Floating Rate Income Fund	55,800	—	—
JNL/PPM America High Yield Bond Fund	3,833	—	—
JNL/PPM America Mid Cap Value Fund	5,434	35,532	—
JNL/PPM America Small Cap Value Fund	2,801	2,213	—
JNL/PPM America Total Return Fund	33,782	—	—
JNL/PPM America Value Equity Fund	3,233	—	—
JNL/Red Rocks Listed Private Equity Fund	21,414	51,479	—
JNL/S&P Competitive Advantage Fund	223,548	90,259	—
JNL/S&P Dividend Income & Growth Fund	137,318	180,858	—
JNL/S&P International 5 Fund	4,294	—	—
JNL/S&P Intrinsic Value Fund	68,214	—	—
JNL/S&P Mid 3 Fund	3,826	—	—
JNL/S&P Total Yield Fund	41,600	—	—
JNL/Scout Unconstrained Bond Fund	9,145	—	—
JNL/T. Rowe Price Established Growth Fund	—	33,939	—
JNL/T. Rowe Price Mid-Cap Growth Fund	—	23,783	—
JNL/T. Rowe Price Short-Term Bond Fund	20,373	—	—
JNL/T. Rowe Price Value Fund	75,599	293,846	—
JNL/Westchester Capital Event Driven Fund	1,485	2	—
JNL/WMC Balanced Fund	87,922	153,718	—
JNL/WMC Government Money Market Fund	33	—	—
JNL/WMC Value Fund	17,296	10,612	—
* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2013, 2014, 2015 and 2016, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2017.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

New Share Class. Effective September 25, 2017, Class B shares, for all Funds which offer Class B shares, will be renamed Class I shares. Class I shares will have the same expenses and rights as currently exist for Class B shares. For those Funds that do not currently offer Class B shares, JNL/AB Dynamic Asset Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Crescent High Income Fund, JNL/DoubleLine Emerging

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Utilities Sector Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Total Return Fund, JNL/S&P International 5 Fund, JNL/Scout Unconstrained Bond Fund and JNL/Westchester Capital Event Driven Fund, a new share class, Class I shares, will be offered effective September 25, 2017.

Advisory Fees. Effective July 1, 2017, the advisory fees for JNL/Harris Oakmark Global Equity changed to 0.85% for net assets between $0 and $250 million, 0.825% for net assets between $250 million and $1 billion and 0.80% for net assets over $1 billion.

Advisory Fees. Effective September 25, 2017, the Advisory Fees will change to the following ranges based on net assets indicated for the following Funds:

	Advisory Fee (m-millions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)
JNL/AB Dynamic Asset Allocation Fund	0.65	0.65	0.625 - 0.58
JNL/AQR Large Cap Relaxed Constraint Equity Fund	0.70	0.70 – 0.65	0.65 – 0.63
JNL/AQR Managed Futures Strategy Fund	0.85	0.85	0.80 – 0.73
JNL/BlackRock Global Allocation Fund	0.65	0.65	0.65 - 0.58
JNL/BlackRock Large Cap Select Growth Fund	0.60	0.60 - 0.55	0.50 - 0.43
JNL/BlackRock Natural Resources Fund	0.60	0.60 - 0.50	0.50 – 0.47
JNL/Boston Partners Global Long Short Equity Fund	1.10	1.10	1.10 - 1.03
JNL/Brookfield Global Infrastructure and MLP Fund	0.70	0.70	0.70 - 0.63
JNL/Causeway International Value Select Fund	0.60	0.60 - 0.55	0.50 – 0.48
JNL/Crescent High Income Fund	0.55	0.55	0.55 - 0.48
JNL/DFA U.S. Core Equity Fund	0.40	0.40	0.40 – 0.38
JNL/DoubleLine Emerging Markets Fixed Income Fund	0.65	0.65	0.60 – 0.58
JNL/DoubleLine Shiller Enhanced CAPE Fund	0.65	0.65	0.60 – 0.58
JNL/FPA + DoubleLine Flexible Allocation Fund	0.70	0.70	0.70 – 0.63
JNL/Franklin Templeton Global Fund	0.65	0.65 – 0.55	0.50 – 0.48
JNL/Franklin Templeton Global Multisector Bond Fund	0.60	0.60	0.60 – 0.455
JNL/Franklin Templeton Income Fund	0.70	0.65 – 0.55	0.50 – 0.48
JNL/Franklin Templeton International Small Cap Growth Fund	0.825	0.825	0.75 – 0.73
JNL/Franklin Templeton Mutual Shares Fund	0.62	0.62	0.57 – 0.54
JNL/Goldman Sachs Core Plus Bond Fund	0.475	0.475	0.45 – 0.37
JNL/Goldman Sachs Emerging Markets Debt Fund	0.625	0.625 – 0.575	0.575 – 0.555
JNL/Harris Oakmark Global Equity Fund	0.75	0.75 – 0.70	0.70 – 0.655
JNL/Invesco China-India Fund	0.75	0.75	0.75 – 0.705
JNL/Invesco Global Real Estate Fund	0.60	0.60	0.60 – 0.57
JNL/Invesco International Growth Fund	0.55	0.55	0.50 – 0.46
JNL/Invesco Mid Cap Value Fund	0.60	0.60 – 0.55	0.55 – 0.53
JNL/Invesco Small Cap Growth Fund	0.70	0.70	0.70 – 0.66
JNL/JPMorgan MidCap Growth Fund	0.60	0.60 – 0.55	0.55 – 0.43
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.40	0.40 – 0.30	0.25 – 0.23
JNL/Lazard Emerging Markets Fund	0.80	0.80 – 0.75	0.75 – 0.73
JNL/Mellon Capital Emerging Markets Index Fund	0.30	0.30	0.25 – 0.18
JNL/Mellon Capital European 30 Fund	0.27 – 0.21	0.18	0.18 – 0.16
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	0.25	0.25	0.25 – 0.18
JNL/Mellon Capital Pacific Rim 30 Fund	0.27 - 0.21	0.18	0.18 – 0.16
JNL/Mellon Capital S&P 500 Index Fund	0.17	0.17	0.13 – 0.10
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.19	0.19	0.14 – 0.11
JNL/Mellon Capital Small Cap Index Fund	0.19	0.19	0.14 – 0.11
JNL/Mellon Capital International Index Fund	0.20	0.20	0.15 - 0.12
JNL/Mellon Capital Bond Index Fund	0.20	0.20	0.15 – 0.12
JNL/Mellon Capital Utilities Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15
JNL/MFS Mid Cap Value Fund	0.60	0.55	0.55 – 0.53
JNL Multi-Manager Alternative Fund	1.20	1.20	1.20 – 1.08
JNL Multi-Manager Mid Cap Fund	0.65	0.65	0.625 – 0.58
JNL/Multi-Manager Small Cap Growth Fund	0.65	0.60	0.55 – 0.53
JNL/Multi-Manager Small Cap Value Fund	0.75	0.75 – 0.67	0.65 – 0.63
JNL/Neuberger Berman Strategic Income Fund	0.50	0.50	0.45 – 0.38
JNL/Oppenheimer Emerging Markets Innovator Fund	1.00	1.00	1.00 – 0.93
JNL/Oppenheimer Global Growth Fund	0.50	0.50	0.50 – 0.48
JNL/PIMCO Real Return Fund	0.39	0.39	0.39 – 0.345
JNL/PIMCO Total Return Bond Fund	0.39	0.39	0.39 – 0.34
JNL/PPM America Floating Rate Income Fund	0.50	0.50	0.45 – 0.405
JNL/PPM America High Yield Bond Fund	0.40	0.40 – 0.35	0.325 – 0.305
JNL/PPM America Mid Cap Value Fund	0.65	0.65 – 0.55	0.50 – 0.455
JNL/PPM America Small Cap Value Fund	0.65	0.65 – 0.55	0.50 – 0.455
JNL/PPM America Total Return Fund	0.40	0.40	0.40 – 0.33
JNL/PPM America Value Equity Fund	0.45	0.45 – 0.40	0.40 – 0.37
JNL/S&P Competitive Advantage Fund	0.30	0.30	0.25 – 0.23
JNL/S&P Dividend Income & Growth Fund	0.30	0.30	0.25 – 0.23
JNL/S&P International 5 Fund	0.35	0.35	0.35 – 0.28

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Advisory Fee (m-millions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)
JNL/S&P Intrinsic Value Fund	0.30	0.30	0.25 – 0.23
JNL/S&P Mid 3 Fund	0.35	0.35	0.35 – 0.28
JNL/S&P Total Yield Fund	0.30	0.30	0.25 – 0.23
JNL/Scout Unconstrained Bond Fund	0.55	0.55	0.55 – 0.48
JNL/T.Rowe Price Established Growth Fund	0.55	0.55 – 0.50	0.45 – 0.42
JNL/T.Rowe Price Mid-Cap Growth Fund	0.65	0.65 – 0.60	0.60 – 0.58
JNL/T.Rowe Price Short-Term Bond Fund	0.35	0.35 – 0.30	0.30 – 0.255
JNL/T.Rowe Price Value Fund	0.59	0.59 – 0.49	0.49 – 0.47
JNL/Westchester Capital Event Driven Fund	1.05	1.05	1.05 – 0.88
JNL/WMC Balanced Fund	0.45 – 0.40	0.40 – 0.35	0.325 – 0.305
JNL/WMC Government Money Market Fund	0.18	0.18	0.15 – 0.13
JNL/WMC Value Fund	0.45	0.45 – 0.40	0.35 – 0.33

Advisory Fee Waivers and Expense Reimbursements. Effective September 25, 2017, existing contractual and voluntary advisory fee waivers, for all Funds with the exception of JNL/WMC Government Money Market Fund, will be discontinued. The current waived portion of advisory fees for these Funds will be converted to permanent reductions in advisory fees effective September 25, 2017. Also, effective September 25, 2017, pursuant to a voluntary waiver agreement, JNAM will waive advisory fees of 0.01% of average daily net assets between $1 billion and $5 billion for JNL/T.Rowe Price Mid-Cap Growth Fund and JNL/T.Rowe Price Value Fund. None of the waived advisory fees can be recaptured by JNAM.

Administrative Fees. Effective September 25, 2017, the administrative fees will change to the amounts indicated for the following Fund:

	Administrative Fee (b-billions)
	$0 to $3b (%)	Over $3b (%)
JNL/Westchester Capital Event Driven Fund	0.10	0.08

Administrative Fee Waivers. Effective September 25, 2017, JNAM will waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/ S&P Mid 3 Fund and JNL/S&P International 5 Fund. This is a contractual waiver and none of the waived administrative fees can be recaptured by JNAM.

Distribution Fees. Effective July 1, 2017, the Rule 12b-1 Plan changed from a reimbursement plan to a compensation plan. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the existing shares of the Funds (to be renamed Class A shares effective September 25, 2017) will change from 0.20% to 0.30% of the average daily net assets of the existing shares of each Fund (to be renamed Class A shares effective September 25, 2017).

Mergers. The following merger will be effective after close of business on September 22, 2017 for the Fund indicated. The merger is subject to approval by the acquired Fund’s shareholders.

Acquired Fund	Acquiring Fund
JNL/Red Rocks Listed Private Equity Fund	JNL/Harris Oakmark Global Equity Fund

Sub-Adviser Changes. Effective September 25, 2017, PPM America, Inc. will be added as a Sub-Adviser to JNL Multi-Manager Small Cap Value Fund, subject to approval by the Fund’s shareholders. Also effective September 25, 2017, the Sub-Adviser for JNL/PIMCO Total Return Bond Fund will change from Pacific Investment Management Company LLC to DoubleLine Capital LP. At that time, the name of the Fund will change to JNL/DoubleLine Core Fixed Income Fund. Also effective September 25, 2017, the Sub-Adviser for JNL/BlackRock Natural Resources Fund will change from BlackRock Investment Management, LLC to BlackRock International Limited. At that time, the name of the Fund will change to JNL/BlackRock Global Natural Resources Fund.

Board of Trustees. Effective January 1, 2018, two new Independent Trustees will join the Board and one will retire. The Board will consist of 11 Trustees, which includes 10 Independent Trustees and one Interested Trustee.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to the financial statements.

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2017

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL/AB Dynamic Asset Allocation Fund
Class A	1.10	1,000.00	1,081.80	5.68	1,000.00	1,019.34	5.51
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.87	1,000.00	1,094.00	9.71	1,000.00	1,015.52	9.35
Class B	1.68	1,000.00	1,095.60	8.73	1,000.00	1,016.46	8.40
JNL/AQR Managed Futures Strategy Fund
Class A	1.29	1,000.00	942.20	6.21	1,000.00	1,018.40	6.46
Class B	1.09	1,000.00	943.60	5.25	1,000.00	1,019.39	5.46
JNL/BlackRock Global Allocation Fund
Class A	1.08	1,000.00	1,076.40	5.56	1,000.00	1,019.44	5.41
Class B	0.89	1,000.00	1,078.50	4.59	1,000.00	1,020.38	4.46
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.87	1,000.00	1,175.60	4.69	1,000.00	1,020.48	4.36
Class B	0.68	1,000.00	1,177.20	3.67	1,000.00	1,021.42	3.41
JNL/BlackRock Natural Resources Fund
Class A	0.98	1,000.00	854.20	4.51	1,000.00	1,019.93	4.91
Class B	0.79	1,000.00	854.30	3.63	1,000.00	1,020.88	3.96
JNL/Boston Partners Global Long Short Equity Fund
Class A	2.16	1,000.00	1,022.40	10.83	1,000.00	1,014.08	10.79
JNL/Brookfield Global Infrastructure and MLP Fund
Class A	1.15	1,000.00	1,085.10	5.95	1,000.00	1,019.09	5.76
Class B	0.95	1,000.00	1,087.10	4.92	1,000.00	1,020.08	4.76
JNL/Causeway International Value Select Fund
Class A	0.98	1,000.00	1,143.70	5.21	1,000.00	1,019.93	4.91
Class B	0.79	1,000.00	1,145.30	4.20	1,000.00	1,020.88	3.96
JNL/Crescent High Income Fund
Class A	1.00	1,000.00	1,031.30	5.04	1,000.00	1,019.84	5.01
JNL/DFA U.S. Core Equity Fund
Class A	0.80	1,000.00	1,075.90	4.12	1,000.00	1,020.83	4.01
Class B	0.60	1,000.00	1,076.70	3.09	1,000.00	1,021.82	3.01
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.09	1,000.00	1,053.40	5.55	1,000.00	1,019.39	5.46
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.07	1,000.00	1,119.00	5.62	1,000.00	1,019.49	5.36
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A	1.23	1,000.00	1,053.20	6.26	1,000.00	1,018.70	6.16
Class B	1.04	1,000.00	1,053.80	5.30	1,000.00	1,019.64	5.21
JNL/Franklin Templeton Global Fund
Class A	1.00	1,000.00	1,105.40	5.22	1,000.00	1,019.84	5.01
Class B	0.81	1,000.00	1,107.10	4.23	1,000.00	1,020.78	4.06

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2017

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1.03	1,000.00	1,038.60	5.21	1,000.00	1,019.69	5.16
Class B	0.83	1,000.00	1,039.40	4.20	1,000.00	1,020.68	4.16
JNL/Franklin Templeton Income Fund
Class A	0.92	1,000.00	1,045.10	4.67	1,000.00	1,020.23	4.61
Class B	0.72	1,000.00	1,046.10	3.65	1,000.00	1,021.22	3.61
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1.27	1,000.00	1,198.60	6.92	1,000.00	1,018.50	6.36
Class B	1.07	1,000.00	1,198.90	5.83	1,000.00	1,019.49	5.36
JNL/Franklin Templeton Mutual Shares Fund
Class A	0.99	1,000.00	1,052.20	5.04	1,000.00	1,019.89	4.96
Class B	0.80	1,000.00	1,053.50	4.07	1,000.00	1,020.83	4.01
JNL/Goldman Sachs Core Plus Bond Fund
Class A	0.85	1,000.00	1,025.10	4.27	1,000.00	1,020.58	4.26
Class B	0.66	1,000.00	1,026.30	3.32	1,000.00	1,021.52	3.31
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1.06	1,000.00	1,101.00	5.52	1,000.00	1,019.54	5.31
Class B	0.87	1,000.00	1,101.80	4.53	1,000.00	1,020.48	4.36
JNL/Harris Oakmark Global Equity Fund
Class A	1.19	1,000.00	1,118.50	6.25	1,000.00	1,018.89	5.96
JNL/Invesco China-India Fund
Class A	1.21	1,000.00	1,283.60	6.85	1,000.00	1,018.79	6.06
Class B	1.02	1,000.00	1,285.90	5.78	1,000.00	1,019.74	5.11
JNL/Invesco Global Real Estate Fund
Class A	1.05	1,000.00	1,047.20	5.33	1,000.00	1,019.59	5.26
Class B	0.86	1,000.00	1,047.60	4.37	1,000.00	1,020.53	4.31
JNL/Invesco International Growth Fund
Class A	0.97	1,000.00	1,142.50	5.15	1,000.00	1,019.98	4.86
Class B	0.78	1,000.00	1,143.60	4.15	1,000.00	1,020.93	3.91
JNL/Invesco Mid Cap Value Fund
Class A	0.97	1,000.00	1,018.10	4.85	1,000.00	1,019.98	4.86
Class B	0.78	1,000.00	1,019.10	3.90	1,000.00	1,020.93	3.91
JNL/Invesco Small Cap Growth Fund
Class A	1.10	1,000.00	1,104.50	5.74	1,000.00	1,019.34	5.51
Class B	0.90	1,000.00	1,105.90	4.70	1,000.00	1,020.33	4.51
JNL/JPMorgan MidCap Growth Fund
Class A	0.92	1,000.00	1,155.50	4.92	1,000.00	1,020.23	4.61
Class B	0.73	1,000.00	1,156.60	3.90	1,000.00	1,021.17	3.66
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.68	1,000.00	1,018.30	3.40	1,000.00	1,021.42	3.41
Class B	0.49	1,000.00	1,018.90	2.45	1,000.00	1,022.36	2.46
JNL/Lazard Emerging Markets Fund
Class A	1.21	1,000.00	1,130.80	6.39	1,000.00	1,018.79	6.06
Class B	1.02	1,000.00	1,132.60	5.39	1,000.00	1,019.74	5.11
JNL/Mellon Capital Emerging Markets Index Fund
Class A	0.71	1,000.00	1,184.40	3.85	1,000.00	1,021.27	3.56
Class B	0.52	1,000.00	1,187.20	2.82	1,000.00	1,022.22	2.61
JNL/Mellon Capital European 30 Fund
Class A	0.64	1,000.00	1,152.80	3.42	1,000.00	1,021.62	3.21
Class B	0.45	1,000.00	1,153.20	2.40	1,000.00	1,022.56	2.26

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2017

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL/Mellon Capital Pacific Rim 30 Fund
Class A	0.65	1,000.00	1,147.10	3.46	1,000.00	1,021.57	3.26
Class B	0.46	1,000.00	1,147.90	2.45	1,000.00	1,022.51	2.31
JNL/Mellon Capital S&P 500 Index Fund
Class A	0.53	1,000.00	1,090.60	2.75	1,000.00	1,022.17	2.66
Class B	0.34	1,000.00	1,091.90	1.76	1,000.00	1,023.11	1.71
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	1,057.10	2.86	1,000.00	1,022.02	2.81
Class B	0.36	1,000.00	1,057.70	1.84	1,000.00	1,023.01	1.81
JNL/Mellon Capital Small Cap Index Fund
Class A	0.56	1,000.00	1,026.60	2.81	1,000.00	1,022.02	2.81
Class B	0.37	1,000.00	1,027.30	1.86	1,000.00	1,022.96	1.86
JNL/Mellon Capital International Index Fund
Class A	0.62	1,000.00	1,145.10	3.30	1,000.00	1,021.72	3.11
Class B	0.43	1,000.00	1,146.60	2.29	1,000.00	1,022.66	2.16
JNL/Mellon Capital MSCI KLD 400 Social Index Fund*
Class A	0.71	1,000.00	1,022.00	1.34	1,000.00	1,007.99	3.53
JNL/Mellon Capital Bond Index Fund
Class A	0.56	1,000.00	1,020.60	2.81	1,000.00	1,022.02	2.81
Class B	0.37	1,000.00	1,021.60	1.85	1,000.00	1,022.96	1.86
JNL/Mellon Capital Utilities Sector Fund
Class A	0.69	1,000.00	1,080.60	3.56	1,000.00	1,021.37	3.46
JNL/MFS Mid Cap Value Fund
Class A	0.98	1,000.00	1,055.20	4.99	1,000.00	1,019.93	4.91
Class B	0.79	1,000.00	1,056.70	4.03	1,000.00	1,020.88	3.96
JNL Multi-Manager Alternative Fund
Class A	2.15	1,000.00	1,028.00	10.81	1,000.00	1,014.13	10.74
JNL Multi-Manager Mid Cap Fund
Class A	1.09	1,000.00	1,075.00	5.61	1,000.00	1,019.39	5.46
JNL Multi-Manager Small Cap Growth Fund
Class A	0.97	1,000.00	1,137.70	5.14	1,000.00	1,019.98	4.86
Class B	0.78	1,000.00	1,138.50	4.14	1,000.00	1,020.93	3.91
JNL Multi-Manager Small Cap Value Fund
Class A	1.07	1,000.00	1,026.80	5.38	1,000.00	1,019.49	5.36
Class B	0.88	1,000.00	1,028.10	4.43	1,000.00	1,020.43	4.41
JNL/Neuberger Berman Strategic Income Fund
Class A	0.94	1,000.00	1,045.90	4.77	1,000.00	1,020.13	4.71
Class B	0.74	1,000.00	1,046.60	3.76	1,000.00	1,021.12	3.71
JNL/Oppenheimer Emerging Markets Innovator Fund
Class A	1.45	1,000.00	1,207.10	7.93	1,000.00	1,017.60	7.25
JNL/Oppenheimer Global Growth Fund
Class A	0.95	1,000.00	1,197.20	5.18	1,000.00	1,020.08	4.76
Class B	0.76	1,000.00	1,197.60	4.14	1,000.00	1,021.03	3.81
JNL/PIMCO Real Return Fund
Class A	1.07	1,000.00	1,011.40	5.34	1,000.00	1,019.49	5.36
Class B	0.88	1,000.00	1,011.30	4.39	1,000.00	1,020.43	4.41
JNL/PIMCO Total Return Bond Fund
Class A	0.81	1,000.00	1,037.40	4.09	1,000.00	1,020.78	4.06
Class B	0.62	1,000.00	1,037.70	3.13	1,000.00	1,021.72	3.11
JNL/PPM America Floating Rate Income Fund
Class A	0.96	1,000.00	1,013.20	4.79	1,000.00	1,020.03	4.81
JNL/PPM America High Yield Bond Fund
Class A	0.73	1,000.00	1,042.30	3.70	1,000.00	1,021.17	3.66
Class B	0.54	1,000.00	1,043.30	2.74	1,000.00	1,022.12	2.71
JNL/PPM America Mid Cap Value Fund
Class A	0.95	1,000.00	1,017.10	4.75	1,000.00	1,020.08	4.76
Class B	0.76	1,000.00	1,018.30	3.80	1,000.00	1,021.03	3.81

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2017

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL/PPM America Small Cap Value Fund
Class A	0.95	1,000.00	1,045.80	4.82	1,000.00	1,020.08	4.76
Class B	0.76	1,000.00	1,046.90	3.86	1,000.00	1,021.03	3.81
JNL/PPM America Total Return Fund
Class A	0.79	1,000.00	1,025.60	3.97	1,000.00	1,020.88	3.96
JNL/PPM America Value Equity Fund
Class A	0.85	1,000.00	1,020.90	4.26	1,000.00	1,020.58	4.26
Class B	0.65	1,000.00	1,021.70	3.26	1,000.00	1,021.57	3.26
JNL/Red Rocks Listed Private Equity Fund
Class A	1.17	1,000.00	1,199.80	6.38	1,000.00	1,018.99	5.86
Class B	0.97	1,000.00	1,200.00	5.29	1,000.00	1,019.98	4.86
JNL/S&P Competitive Advantage Fund
Class A	0.66	1,000.00	1,019.40	3.30	1,000.00	1,021.52	3.31
Class B	0.46	1,000.00	1,020.70	2.30	1,000.00	1,022.51	2.31
JNL/S&P Dividend Income & Growth Fund
Class A	0.65	1,000.00	1,019.20	3.25	1,000.00	1,021.57	3.26
Class B	0.45	1,000.00	1,020.30	2.25	1,000.00	1,022.56	2.26
JNL/S&P International 5 Fund
Class A	0.80	1,000.00	1,202.90	4.37	1,000.00	1,020.83	4.01
JNL/S&P Intrinsic Value Fund
Class A	0.66	1,000.00	1,053.00	3.36	1,000.00	1,021.52	3.31
Class B	0.46	1,000.00	1,053.50	2.34	1,000.00	1,022.51	2.31
JNL/S&P Mid 3 Fund
Class A	0.80	1,000.00	1,029.10	4.02	1,000.00	1,020.83	4.01
Class B	0.60	1,000.00	1,029.10	3.02	1,000.00	1,021.82	3.01
JNL/S&P Total Yield Fund
Class A	0.66	1,000.00	1,030.80	3.32	1,000.00	1,021.52	3.31
Class B	0.46	1,000.00	1,032.80	2.32	1,000.00	1,022.51	2.31
JNL/Scout Unconstrained Bond Fund
Class A	0.99	1,000.00	1,014.10	4.94	1,000.00	1,019.89	4.96
JNL/T. Rowe Price Established Growth Fund
Class A	0.84	1,000.00	1,195.40	4.57	1,000.00	1,020.63	4.21
Class B	0.65	1,000.00	1,196.50	3.54	1,000.00	1,021.57	3.26
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1.00	1,000.00	1,144.00	5.32	1,000.00	1,019.84	5.01
Class B	0.80	1,000.00	1,145.20	4.26	1,000.00	1,020.83	4.01
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.70	1,000.00	1,009.20	3.49	1,000.00	1,021.32	3.51
Class B	0.51	1,000.00	1,009.10	2.54	1,000.00	1,022.27	2.56
JNL/T. Rowe Price Value Fund
Class A	0.89	1,000.00	1,084.60	4.60	1,000.00	1,020.38	4.46
Class B	0.70	1,000.00	1,085.70	3.62	1,000.00	1,021.32	3.51
JNL/Westchester Capital Event Driven Fund
Class A	1.92	1,000.00	1,045.40	9.74	1,000.00	1,015.27	9.59
JNL/WMC Balanced Fund
Class A	0.72	1,000.00	1,051.50	3.66	1,000.00	1,021.22	3.61
Class B	0.53	1,000.00	1,052.30	2.70	1,000.00	1,022.17	2.66
JNL/WMC Government Money Market Fund
Class A	0.70	1,000.00	1,000.00	3.47	1,000.00	1,021.32	3.51
Class B	0.70	1,000.00	1,000.00	3.47	1,000.00	1,021.32	3.51
JNL/WMC Value Fund
Class A	0.77	1,000.00	1,059.30	3.93	1,000.00	1,020.98	3.86
Class B	0.58	1,000.00	1,060.50	2.96	1,000.00	1,021.92	2.91

* Fund has less than 6-month’s operating history. For Funds with less than 6-month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

† For Funds with at least 6-month operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period). For Funds with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 68/365 (to reflect the period since the Fund’s inception).

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2017

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Trustees and Officers of JNL Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2017:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex [1]
Michael Bouchard	$137,886	$0	$0	$153,500
Ellen Carnahan	$139,233	$0	$0	$155,000[3]
William J. Crowley, Jr.[2]	$161,690	$0	$0	$180,000[4]
Michelle Engler	$132,495	$0	$0	$147,500
John Gillespie	$135,639	$0	$0	$151,000[5]
Richard McLellan	$128,903	$0	$0	$143,500
William R. Rybak	$143,725	$0	$0	$160,000
Edward Wood	$139,233	$0	$0	$155,000[6]
Patricia Woodworth	$128,903	$0	$0	$143,500[7]

1 The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust, JNL Investor Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the Independent Trustees is $1,389,000.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3  Amount includes $77,500 deferred by Ms. Carnahan.

4  Amount includes $99,000 deferred by Mr. Crowley.

5  Amount includes $75,500 deferred by Mr. Gillespie.

6 Amount includes $77,500 deferred by Mr. Wood.

7 Amount includes $143,500 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan, 48909-7814, and (3) by visiting www.jackson.com.

JNL Series Trust

Results of Special Meetings of Shareholders

On March 20, 2017, a special meeting (“Meeting”) of shareholders (“Shareholders”) of the JNL/Capital Guardian Global Balanced Fund of the JNL Series Trust (the Trust”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purposes (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve or disapprove a fundamental policy regarding diversification.	38,719,480.49	1,818,133.44	3,772,520.54	44,310,134.47
2. To approve or disapprove a fundamental policy regarding industry concentration.	38,696,129.05	1,799,080.08	3,814,925.34	44,310,134.47
3. To approve or disapprove a fundamental policy regarding investment in real estate and commodities.	38,599,976.06	1,984,429.37	3,725,729.04	44,310,134.47
4. To approve or disapprove a fundamental policy regarding lending.	38,254,667.18	2,126,487.66	3,928,979.62	44,310,134.47
5. To approve or disapprove a fundamental policy regarding underwriting.	38,584,024.41	1,830,052.86	3,896,057.19	44,310,134.47
6. To approve or disapprove a fundamental policy regarding senior securities and borrowings.	38,395,529.10	2,150,459.45	3,764,145.92	44,310,134.47
7. To approve or disapprove a new fundamental policy regarding investing for the purpose of exercising control of management.	38,868,805.65	1,778,077.08	3,663,251.75	44,310,134.47
8. To approve or disapprove the elimination of a fundamental policy regarding investment in illiquid securities.	38,203,311.74	2,059,978.15	4,046,844.58	44,310,134.47

Additionally, on June 22, 2017, a joint special meeting (“Meeting”) of shareholders of each of the Funds of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purposes (and with the following results):

1. All shareholders of the Trust: To vote on the election of the following eleven individuals as Trustees of the Trust:   Michael Bouchard, Ellen Carnahan, William J. Crowley, Jr., Michelle Engler, John Gillespie, Mark D. Nerud, William R. Rybak, Edward Wood, Patricia A. Woodworth, Eric O. Anyah, and Mark S. Wehrle.

TRUSTEES	FOR	WITHOLD	TOTAL
Michael Bouchard	12,511,738,558.777	223,137,819.455	12,734,876,378.232
Ellen Carnahan	12,525,031,387.531	209,844,990.701	12,734,876,378.232
William J. Crowley, Jr.	12,515,089,454.147	219,786,924.085	12,734,876,378.232
Michelle Engler	12,521,299,101.121	213,577,277.111	12,734,876,378.232
John Gillespie	12,522,957,659.567	211,918,718.665	12,734,876,378.232
Mark D. Nerud	12,521,635,321.657	213,241,056.575	12,734,876,378.232
William R. Rybak	12,517,827,932.822	217,048,445.410	12,734,876,378.232
Edward Wood	12,524,673,271.334	210,203,106.897	12,734,876,378.232
Patricia A. Woodworth	12,527,999,444.582	206,876,933.650	12,734,876,378.232
Eric O. Anyah	12,519,516,847.044	215,359,531.188	12,734,876,378.232
Mark S. Wehrle	12,520,828,580.062	214,047,798.170	12,734,876,378.232

2. Shareholders holding Class A Shares of each Fund of the Trust, voting separately: To approve an amended and restated Distribution Plan for the Class A shares of each Fund of the Trust.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL Multi-Manager Alternative Fund	95,174,627.753	16,794.304	0.000	95,191,422.057
JNL Multi-Manager Mid Cap Fund	78,166,116.816	14,959.747	40,665.658	78,221,742.222
JNL Multi-Manager Small Cap Growth Fund	60,694,513.720	743,467.284	748,847.884	62,186,828.888
JNL Multi-Manager Small Cap Value Fund	73,910,767.714	636,812.412	507,470.044	75,055,050.170

2. Shareholders holding Class A Shares of each Fund of the Trust, voting separately: To approve an amended and restated Distribution Plan for the Class A shares of each Fund of the Trust.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/AB Dynamic Asset Allocation Fund	2,997,287.273	43,261.761	153,745.132	3,194,294.166
JNL/AQR Large Cap Relaxed Constraint Equity Fund (formerly, JNL/Goldman Sachs U.S. Equity Flex Fund)	32,081,127.139	533,825.434	560,691.614	33,175,644.187
JNL/AQR Managed Futures Strategy Fund	73,342,628.492	268,815.403	388,199.598	73,999,643.494
JNL/BlackRock Global Allocation Fund	308,835,696.104	6,182,089.509	5,889,746.795	320,907,532.407
JNL/BlackRock Large Cap Select Growth Fund	89,410,106.286	777,866.032	672,775.416	90,860,747.734
JNL/BlackRock Natural Resources Fund	100,400,574.691	1,964,229.524	1,341,481.860	103,706,286.075
JNL/Brookfield Global Infrastructure and MLP Fund	71,330,806.614	1,205,184.136	728,688.560	73,264,679.310
JNL/Causeway International Value Select Fund	89,483,966.696	575,040.280	208,217.016	90,267,223.992
JNL/Crescent High Income Fund	62,077,697.377	72,402.518	135,033.932	62,285,133.827
JNL/Boston Partners Global Long Short Equity Fund	64,067,494.519	54,149.801	52,892.395	64,174,536.714
JNL/DFA U.S. Core Equity Fund	83,647,310.172	966,090.020	1,337,462.223	85,950,862.415
JNL/DoubleLine® Emerging Markets Fixed Income Fund	39,687,757.022	9,604.569	26,001.639	39,723,363.230
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	66,385,775.543	70,862.529	306,300.670	66,762,938.742
JNL/FPA + DoubleLine® Flexible Allocation Fund	181,200,964.456	3,096,942.204	2,359,806.532	186,657,713.192
JNL/Franklin Templeton Global Fund (formerly, JNL/Franklin Templeton Global Growth Fund)	92,085,155.503	663,103.132	403,453.969	93,151,712.605
JNL/Franklin Templeton Global Multisector Bond Fund	163,032,923.671	1,450,484.681	963,667.022	165,447,075.373
JNL/Franklin Templeton Income Fund	208,882,467.743	2,192,962.927	3,293,228.493	214,368,659.162
JNL/Franklin Templeton International Small Cap Growth Fund	55,674,449.641	1,640,082.464	1,110,649.301	58,425,181.406
JNL/Franklin Templeton Mutual Shares Fund	102,621,346.570	774,168.266	857,473.697	104,252,988.533
JNL/Goldman Sachs Core Plus Bond Fund	93,993,456.177	947,968.170	1,070,144.889	96,011,569.236
JNL/Goldman Sachs Emerging Markets Debt Fund	29,175,838.818	229,878.306	120,976.532	29,526,693.656
JNL/Harris Oakmark Global Equity Fund	26,498,642.726	4,621.771	17,560.020	26,520,824.518
JNL/Invesco China-India Fund	57,831,294.337	1,041,276.998	708,778.574	59,581,349.908
JNL/Invesco Global Real Estate Fund	198,717,216.285	2,162,842.704	1,625,681.089	202,505,740.078
JNL/Invesco International Growth Fund	102,717,623.504	2,140,419.631	882,621.299	105,740,664.434
JNL/Invesco Mid Cap Value Fund	38,163,767.094	334,170.934	289,625.338	38,787,563.366
JNL/Invesco Small Cap Growth Fund	69,256,750.556	848,600.261	669,247.496	70,774,598.313
JNL/JPMorgan MidCap Growth Fund	58,154,584.909	619,950.126	388,337.666	59,162,872.700
JNL/JPMorgan U.S. Government & Quality Bond Fund	101,761,686.489	1,544,268.098	1,514,460.852	104,820,415.440
JNL/Lazard Emerging Markets Fund	90,094,572.824	710,589.326	645,101.306	91,450,263.456
JNL/Mellon Capital Emerging Markets Index Fund	134,471,265.671	1,585,257.058	816,265.005	136,872,787.734
JNL/Mellon Capital European 30 Fund	29,810,296.004	484,035.974	288,935.633	30,583,267.612
JNL/Mellon Capital Pacific Rim 30 Fund	16,062,738.333	249,219.456	94,951.604	16,406,909.393
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	308,123.828	0.000	0.000	308,123.828
JNL/Mellon Capital S&P 500 Index Fund	327,810,262.558	6,108,224.881	4,950,451.693	338,868,939.132
JNL/Mellon Capital S&P 400 MidCap Index Fund	130,274,639.711	2,523,562.892	1,542,128.000	134,340,330.603
JNL/Mellon Capital Small Cap Index Fund	120,303,795.348	1,908,203.404	1,579,756.737	123,791,755.489
JNL/Mellon Capital International Index Fund	140,272,525.233	1,968,365.975	1,129,909.524	143,370,800.732
JNL/Mellon Capital Bond Index Fund	95,183,510.246	1,441,443.116	803,294.316	97,428,247.678
JNL/Mellon Capital Utilities Sector Fund	5,610,195.175	195,480.593	86,358.102	5,892,033.871
JNL/MFS Mid Cap Value Fund (formerly, JNL/Goldman Sachs Mid Cap Value Fund)	72,790,449.467	1,227,962.970	988,405.815	75,006,818.252
JNL/Neuberger Berman Strategic Income Fund	55,004,977.676	931,731.697	738,045.948	56,674,755.321
JNL/Oppenheimer Emerging Markets Innovator Fund	36,847,555.785	11,745.605	2,273.493	36,861,574.883
JNL/Oppenheimer Global Growth Fund	131,953,243.169	1,491,911.848	997,918.763	134,443,073.780
JNL/PIMCO Real Return Fund	211,738,901.840	2,480,181.011	2,245,905.339	216,464,988.190
JNL/PIMCO Total Return Bond Fund	265,359,650.880	4,196,143.399	3,634,744.602	273,190,538.881
JNL/PPM America Floating Rate Income Fund	139,904,229.874	2,899,477.423	2,026,781.450	144,830,488.746
JNL/PPM America High Yield Bond Fund	167,112,148.611	1,739,703.227	1,590,303.255	170,442,155.094
JNL/PPM America Mid Cap Value Fund	47,610,184.648	721,279.817	718,381.661	49,049,846.126
JNL/PPM America Small Cap Value Fund	56,589,719.659	888,339.224	758,534.796	58,236,593.679
JNL/PPM America Total Return Fund	106,732,982.793	491,477.772	329,766.439	107,554,227.005

JNL/PPM America Value Equity Fund	10,874,048.711	85,732.453	103,462.656	11,063,243.820
2. Shareholders holding Class A Shares of each Fund of the Trust, voting separately: To approve an amended and restated Distribution Plan for the Class A shares of each Fund of the Trust.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Red Rocks Listed Private Equity Fund	46,403,210.066	1,114,627.627	824,808.397	48,342,646.091
JNL/Scout Unconstrained Bond Fund	110,751,774.667	124,636.767	88,328.937	110,964,740.371
JNL/T. Rowe Price Established Growth Fund	184,260,387.352	1,611,066.492	1,465,885.044	187,337,338.888
JNL/T. Rowe Price Mid-Cap Growth Fund	99,334,384.611	1,934,415.106	998,799.565	102,267,599.283
JNL/T. Rowe Price Short-Term Bond Fund	160,833,447.927	1,500,501.870	1,781,978.369	164,115,928.167
JNL/T. Rowe Price Value Fund	275,479,850.878	1,497,210.170	1,104,204.850	278,081,265.899
JNL/Westchester Capital Event Driven Fund	34,119,410.277	0.000	0.000	34,119,410.277
JNL/WMC Balanced Fund	291,537,299.533	5,053,876.683	8,721,286.785	305,312,463.001
JNL/WMC Government Money Market Fund (formerly, JNL/WMC Money Market Fund)	1,317,164,176.711	56,186,301.527	21,622,998.513	1,394,973,476.750
JNL/WMC Value Fund	69,696,012.670	680,101.435	255,338.640	70,631,452.745
JNL/S&P Competitive Advantage Fund	193,998,502.190	1,368,505.344	988,019.759	196,355,027.293
JNL/S&P Dividend Income & Growth Fund	356,349,101.479	5,139,638.005	3,485,931.032	364,974,670.516
JNL/S&P Intrinsic Value Fund	199,329,043.133	1,567,567.726	718,537.819	201,615,148.679
JNL/S&P Total Yield Fund	174,729,254.070	584,304.984	381,251.037	175,694,810.091
JNL/S&P Mid 3 Fund	25,324,495.982	494,838.785	241,365.958	26,060,700.725
JNL/S&P International 5 Fund	3,072,766.621	4,321.122	20,766.910	3,097,854.653

3. All Shareholders of the Series of the Trust: To approve an amended and restated Declaration of Trust
FOR	AGAINST	ABSTAIN	TOTAL
12,320,949,310.224	196,816,032.256	217,111,035.752	12,734,876,378.232

4. Shareholders of the JNL/Crescent High Income Fund and JNL/DoubleLine® Emerging Markets Fixed Income Fund, voting separately: To approve revisions to a fundamental policy regarding industry concentration.

FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Crescent High Income Fund	62,090,056.520	60,043.374	135,033.932	62,285,133.827
JNL/DoubleLine® Emerging Markets Fixed Income Fund	39,697,361.591	0.000	26,001.639	39,723,363.230

5. Shareholders of the JNL Multi-Manager Small Cap Value Fund: To approve revisions to a fundamental policy regarding oil and gas investments.
FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL Multi-Manager Small Cap Value Fund	73,949,710.811	509,957.940	626,727.940	75,086,396.691

6. Shareholders of the JNL/FPA + DoubleLine® Flexible Allocation Fund: To approve revisions to a fundamental policy regarding the purchases or sales of physical commodities.
FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL/FPA + DoubleLine® Flexible Allocation Fund	181,755,457.724	2,262,358.532	2,692,914.362	186,710,730.618

7. Each Fund’s Shareholders of the Trust except for the JNL/Lazard Emerging Markets Fund, voting separately: To approve revisions to a fundamental policy regarding borrowing restrictions.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL Multi-Manager Alternative Fund	95,174,627.753	16,047.216	747.088	95,191,422.057
JNL Multi-Manager Mid Cap Fund	78,149,887.116	14,959.747	56,895.359	78,221,742.222

JNL Multi-Manager Small Cap Growth Fund	60,632,376.945	898,299.006	699,196.326	62,229,872.278
JNL Multi-Manager Small Cap Value Fund	73,815,322.936	540,745.720	730,328.035	75,086,396.691
7. Each Fund’s Shareholders of the Trust except for the JNL/Lazard Emerging Markets Fund, voting separately: To approve revisions to a fundamental policy regarding borrowing restrictions.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/AB Dynamic Asset Allocation Fund	3,022,347.070	51,429.948	120,517.148	3,194,294.166
JNL/AQR Large Cap Relaxed Constraint Equity Fund (formerly, JNL/Goldman Sachs U.S. Equity Flex Fund)	31,989,577.276	591,162.114	608,728.138	33,189,467.528
JNL/AQR Managed Futures Strategy Fund	73,264,242.687	238,104.895	515,570.682	74,017,918.264
JNL/BlackRock Global Allocation Fund	308,372,027.232	6,135,236.291	6,424,281.675	320,931,545.199
JNL/BlackRock Large Cap Select Growth Fund	89,391,959.384	781,391.773	737,176.846	90,910,528.003
JNL/BlackRock Natural Resources Fund	100,579,755.937	1,795,628.987	1,409,265.065	103,784,649.989
JNL/Boston Partners Global Long Short Equity Fund	64,066,362.576	39,215.826	68,958.312	64,174,536.714
JNL/Brookfield Global Infrastructure and MLP Fund	71,266,596.185	1,138,760.593	882,997.693	73,288,354.471
JNL/Causeway International Value Select Fund	89,537,184.198	434,612.423	340,342.560	90,312,139.181
JNL/Crescent High Income Fund	62,090,056.520	60,043.374	135,033.932	62,285,133.827
JNL/DFA U.S. Core Equity Fund	83,799,920.297	948,877.932	1,230,091.665	85,978,889.895
JNL/DoubleLine® Emerging Markets Fixed Income Fund	39,697,361.591	0.000	26,001.639	39,723,363.230
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	66,385,005.241	49,754.681	328,178.821	66,762,938.742
JNL/FPA + DoubleLine® Flexible Allocation Fund	181,622,508.494	2,659,310.387	2,428,911.736	186,710,730.618
JNL/Franklin Templeton Global Fund (formerly, JNL/Franklin Templeton Global Growth Fund)	92,106,044.850	679,815.208	411,951.752	93,197,811.810
JNL/Franklin Templeton Global Multisector Bond Fund	163,553,790.058	906,501.515	1,009,319.058	165,469,610.631
JNL/Franklin Templeton Income Fund	208,599,452.618	2,343,085.367	3,478,067.806	214,420,605.791
JNL/Franklin Templeton International Small Cap Growth Fund	56,008,202.932	1,436,668.337	1,014,814.510	58,459,685.779
JNL/Franklin Templeton Mutual Shares Fund	102,746,219.750	790,578.574	768,759.125	104,305,557.449
JNL/Goldman Sachs Core Plus Bond Fund	94,033,295.535	971,485.970	1,044,713.517	96,049,495.023
JNL/Goldman Sachs Emerging Markets Debt Fund	29,158,224.465	199,357.433	187,149.500	29,544,731.399
JNL/Harris Oakmark Global Equity Fund	26,473,215.680	28,708.172	18,900.666	26,520,824.518
JNL/Invesco China-India Fund	58,084,351.986	883,639.846	654,787.951	59,622,779.783
JNL/Invesco Global Real Estate Fund	198,964,951.524	1,982,069.374	1,649,286.285	202,596,307.183
JNL/Invesco International Growth Fund	103,485,914.364	1,354,546.348	952,494.018	105,792,954.730
JNL/Invesco Mid Cap Value Fund	38,196,211.794	327,865.965	276,276.964	38,800,354.723
JNL/Invesco Small Cap Growth Fund	69,233,555.904	841,594.649	736,854.662	70,812,005.216
JNL/JPMorgan MidCap Growth Fund	58,155,669.320	651,918.392	365,225.880	59,172,813.592
JNL/JPMorgan U.S. Government & Quality Bond Fund	101,843,749.914	1,484,160.998	1,549,782.598	104,877,693.510
JNL/Mellon Capital Emerging Markets Index Fund	134,648,497.551	1,381,007.509	860,719.791	136,890,224.851
JNL/Mellon Capital European 30 Fund	29,821,706.274	468,533.927	295,201.497	30,585,441.698
JNL/Mellon Capital Pacific Rim 30 Fund	16,110,862.321	213,852.798	88,433.333	16,413,148.453
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	308,123.828	0.000	0.000	308,123.828
JNL/Mellon Capital S&P 500 Index Fund	328,210,212.760	5,914,788.790	5,014,109.896	339,139,111.446
JNL/Mellon Capital S&P 400 MidCap Index Fund	130,695,342.046	2,148,090.232	1,576,143.825	134,419,576.102
JNL/Mellon Capital Small Cap Index Fund	120,495,449.863	1,844,676.653	1,531,924.353	123,872,050.869
JNL/Mellon Capital International Index Fund	140,700,530.353	1,582,492.159	1,200,272.359	143,483,294.871
JNL/Mellon Capital Bond Index Fund	95,543,941.368	1,136,085.911	866,130.052	97,546,157.331
JNL/Mellon Capital Utilities Sector Fund	5,636,582.011	158,713.797	96,738.063	5,892,033.871
JNL/MFS Mid Cap Value Fund (formerly, JNL/Goldman Sachs Mid Cap Value Fund)	73,612,923.896	1,486,973.955	932,936.576	76,032,834.427
JNL/Neuberger Berman Strategic Income Fund	55,005,919.846	889,413.950	781,247.729	56,676,581.525
JNL/Oppenheimer Emerging Markets Innovator Fund	36,859,301.390	1,325.960	947.533	36,861,574.883
JNL/Oppenheimer Global Growth Fund	131,848,743.122	1,556,189.152	1,136,692.304	134,541,624.578
JNL/PIMCO Real Return Fund	212,122,033.334	2,355,808.853	2,064,639.495	216,542,481.682
JNL/PIMCO Total Return Bond Fund	267,204,018.761	3,556,871.691	3,752,972.943	274,513,863.396
JNL/PPM America Floating Rate Income Fund	140,251,761.087	2,358,204.212	2,220,523.448	144,830,488.746
JNL/PPM America High Yield Bond Fund	167,751,018.394	1,902,857.432	1,682,040.808	171,335,916.634
JNL/PPM America Mid Cap Value Fund	47,354,264.665	909,251.076	791,044.800	49,054,560.541
JNL/PPM America Small Cap Value Fund	56,596,922.309	857,043.925	798,872.028	58,252,838.262

JNL/PPM America Total Return Fund	106,455,464.630	738,497.056	360,265.319	107,554,227.005
JNL/PPM America Value Equity Fund	11,002,867.197	82,335.340	95,759.463	11,180,962.000
JNL/Red Rocks Listed Private Equity Fund	46,432,829.148	1,099,832.154	859,421.228	48,392,082.530
7. Each Fund’s Shareholders of the Trust except for the JNL/Lazard Emerging Markets Fund, voting separately: To approve revisions to a fundamental policy regarding borrowing restrictions.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Scout Unconstrained Bond Fund	110,727,232.694	149,178.740	88,328.937	110,964,740.371
JNL/T. Rowe Price Established Growth Fund	186,095,789.779	1,620,217.343	1,632,237.106	189,348,244.228
JNL/T. Rowe Price Mid-Cap Growth Fund	101,173,494.138	1,671,061.331	1,129,714.653	103,974,270.123
JNL/T. Rowe Price Short-Term Bond Fund	160,127,171.293	1,458,242.181	2,559,365.986	164,144,779.460
JNL/T. Rowe Price Value Fund	275,414,286.329	1,530,640.226	1,194,722.871	278,139,649.426
JNL/Westchester Capital Event Driven Fund	34,119,410.277	0.000	0.000	34,119,410.277
JNL/WMC Balanced Fund	290,244,678.266	6,040,583.179	9,093,428.304	305,378,689.749
JNL/WMC Government Money Market Fund (formerly, JNL/WMC Money Market Fund)	1,304,808,846.660	58,472,003.880	39,313,170.570	1,402,594,021.110
JNL/WMC Value Fund	71,171,745.463	671,966.599	265,447.703	72,109,159.766
JNL/S&P Competitive Advantage Fund	194,230,747.525	1,265,007.705	888,557.676	196,384,312.906
JNL/S&P Dividend Income & Growth Fund	356,137,265.649	5,459,645.910	3,481,924.632	365,078,836.191
JNL/S&P Intrinsic Value Fund	199,109,174.720	1,690,255.516	851,451.824	201,650,882.060
JNL/S&P Total Yield Fund	174,832,497.656	508,971.691	375,174.816	175,716,644.163
JNL/S&P Mid 3 Fund	25,211,150.352	588,738.090	261,943.552	26,061,831.994
JNL/S&P International 5 Fund	3,041,420.237	35,667.506	20,766.910	3,097,854.653

8. Shareholders of the JNL/PPM America Total Return Fund of the Trust: To approve the elimination of a fundamental policy regarding borrowing restrictions.
FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL/PPM America Total Return Fund	106,455,464.630	738,497.056	360,265.319	107,554,227.005

JNL Series Trust

(the “Trust”)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on June 1–2, 2017, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the following eleven new Funds to the Advisory Agreement (each a “New Fund” and collectively, the “New Funds”):

Actively Managed Sub-Advised Funds (collectively, the “New Sub-Advised Funds”)

1. JNL/ClearBridge Large Cap Growth Fund;

2. JNL/GQG Emerging Markets Equity Fund;

3. JNL/Invesco Diversified Dividend Fund;

4. JNL/PIMCO Income Fund;

Mellon Capital Index Funds (collectively, the “Mellon Index Funds”)

5. JNL/Mellon Capital S&P 1500 Growth Index Fund;

6. JNL/Mellon Capital S&P 1500 Value Index Fund;

7. JNL S&P 500 Index Fund;

Mellon Capital Sector Funds (collectively, the “Mellon Sector Funds”)

8. JNL/Mellon Capital Consumer Staples Sector Fund;

9. JNL/Mellon Capital Materials Sector Fund;

10. JNL/Mellon Capital Industrials Sector Fund; and

11. JNL/Mellon Capital Real Estate Sector Fund.

The Board, including the Independent Trustees, also considered a new Sub-Advisory Agreement with GQG Partners, LLC (“GQG”) to sub-advise the JNL/GQG Emerging Markets Equity Fund and amendments to the respective existing Sub-Advisory Agreements with each of the following Sub-Advisers: ClearBridge Investments, LLC to sub-advise the JNL/ClearBridge Large Cap Growth Fund; Invesco Advisers, Inc. to sub-advise the JNL/Invesco Diversified Dividend Fund; Pacific Investment Management Company LLC (“PIMCO”) to sub-advise the JNL/PIMCO Income Fund; and Mellon Capital Management Corporation (“Mellon”) to sub-advise the Mellon Index Funds and Mellon Sector Funds.

The Board, including the Independent Trustees, also considered information relating to the appointment of PPM America, Inc. (“PPM”) to manage a new small cap value sleeve of the JNL Multi-Manager Small Cap Value Fund (the “Multi-Manager Fund”), an existing series of the Trust and an amendment to the existing Sub-Advisory Agreement with PPM relating thereto. Additionally, the Board, including the Independent Trustees, considered information relating to the continuation of the current Sub-Advisory Agreement between JNAM and Century Capital Management, LLC (“Century”), whereby Century would continue to serve as one of the Sub-Advisers of the Multi-Manager Fund (the “Current Century Agreement”), and approval of a new Sub-Advisory Agreement with Congress Asset Management Company, LLP (“Congress”) due to Congress’s planned acquisition of Century expected to occur in Fall 2017 with Congress continuing as a Sub-Adviser of the Multi-Manager Fund following this acquisition.  The Board previously approved the continuation of the Current Century Agreement for an additional one-year period at a Board meeting held on August 29–31, 2016.  JNAM recommended approving the continuation of the Current Century Agreement until the anticipated “change of control” at Century that will result in the automatic termination of the Current Century Agreement and a new Sub-Advisory Agreement with Congress, which is substantially similar to the Current Century Agreement, to be effective upon the termination of the Current Century Agreement.

The Board, including all of the Independent Trustees, further considered information relating to an amendment to the existing Sub-Advisory Agreement with DoubleLine Capital LP (“DoubleLine”), whereby DoubleLine would replace PIMCO as sub-adviser to the JNL/PIMCO Total Return Bond Fund and the Fund would be renamed the JNL/DoubleLine Core Fixed Income Fund, and a new Sub-Advisory Agreement with BlackRock International Ltd. (“BlackRock International”), whereby BlackRock International would replace BlackRock Investment Management, LLC (“BIM”) as sub-adviser to the JNL/BlackRock Natural Resources Fund and the Fund would be renamed the JNL/BlackRock Global Natural Resources Fund.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  With respect to its approval of each Sub-Advisory Agreement other than the proposed Sub-Advisory Agreements with GQG, BlackRock International, and Congress, the Board noted that the approval of the Sub-Advisory Agreements (or amendments thereto) were with Sub-Advisers that already provide services to an existing Fund in the Trust. Thus, the Board also considered relevant information provided at previous Board meetings for these Sub-Advisers. The Board also noted that BlackRock International was an affiliate of BIM, and, thus, the Board also considered relevant information provided at previous Board meetings in relation to BIM. With respect to Congress, the Board noted that Congress would acquire control of Century who already provides services to an existing Fund, and, thus, the Board also considered relevant information provided at previous Board meetings in relation to Century. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of each Fund; (3) cost of services of each Fund; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows; and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and each Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and by the proposed Sub-Advisers.

For each New Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of each Sub-Adviser pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, in connection with its approval of the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Adviser’s or Sub-Advisers’ portfolio managers, as applicable, who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund, as applicable, that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

New Funds:

New Sub-Advised Funds

 JNL/ClearBridge Large Cap Growth Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund and JNL/PIMCO Income Fund.  The Board took into account that the Funds had not commenced operations and that there was no Fund performance data to review. For the JNL/ClearBridge Large Cap Growth Fund, JNL/Invesco Diversified Dividend Fund and JNL/PIMCO Income Fund, the Board reviewed the performance of the each proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to the relevant Fund’s benchmark index (“benchmark”) and peer group average. For the JNL/GQG Emerging Markets Equity Fund, the Board reviewed the composite performance of the proposed Sub-Adviser’s investment mandate with similar investment strategies as compared to the Fund’s benchmark and peer group average. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

Mellon Index Funds

JNL/Mellon Capital S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund and JNL S&P 500 Index Fund. The Board took into account that the Funds had not commenced operations and that there was no Fund performance data to review. For the JNL/Mellon Capital S&P 1500 Growth Index Fund and JNL/Mellon Capital S&P 1500 Value Index Fund, the Board reviewed the performance of each Fund’s benchmark as compared to the Fund’s peer group average. With respect to the JNL S&P 500 Index Fund, the Board reviewed the performance of another similar investment mandate managed by Mellon and the Fund’s benchmark. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

Mellon Sector Funds

JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital Materials Sector Fund, JNL/Mellon Capital Industrials Sector Fund and JNL/Mellon Capital Real Estate Sector Fund. The Board took into account that the Funds had not commenced operations and that there was no Fund performance data to review. Because each Fund is a passively managed fund that seeks to track its underlying sector index of the MSCI USA IMI Index, the Board reviewed the performance of each Fund’s benchmark. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

Replacement of Sub-Advisers for Existing Funds:

JNL/PIMCO Total Return Bond Fund (name changed to JNL/DoubleLine Core Fixed Income Fund) and JNL/BlackRock Natural Resources Fund (name changed to JNL/BlackRock Global Natural Resources Fund). The Board reviewed the performance of each Fund’s proposed Sub-Adviser’s investment mandate with a similar investment strategy compared to the Fund and the Fund’s benchmark (and, in the case of the JNL/BlackRock Natural Resources Fund, the proposed benchmark) and peer group. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreement.

Sub-Advisory Changes to the JNL Multi-Manager Small Cap Value Fund:

JNL Multi-Manager Small Cap Value Fund. With respect to the addition of PPM as a new Sub-Adviser to the Fund, the Board considered PPM’s performance in managing another similar small cap mandate as compared to its benchmark and peer group. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreement.

With respect to the continuation of the Current Century Agreement and new Sub-Advisory Agreement with Congress, the Board considered the performance of the Century-managed sleeve of the Fund. The Board observed that Century has only served as a sub-adviser for the Multi-Manager Small Cap Value Fund since September 28, 2015 and that, therefore, the investment performance of the Fund prior to this date does not include the performance related to Century. The Board further considered that the Century-managed sleeve outperformed its benchmark and peer group average for the three-month period, though underperformed each for the one-year period ended March 31, 2017. The Board noted that there would be no changes to the portfolio manager or investment process under the Sub-Advisory Agreement with Congress. The Board further noted JNAM’s assertion that the deeper and more stable analyst pool and investment team at Congress will benefit the portfolio manager in managing the sleeve. The Board also considered JNAM’s assertion that given the short track record of Century with the Fund, and the improving near-term performance, JNAM has conviction in the continued retention of Century. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the continuation of the Current Century Agreement and approve the Sub-Advisory Agreement with Congress.

Costs of Services

  The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s) when applicable.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each New Fund’s net advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee(s) and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee(s) would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

 The Board also considered that JNAM has proposed contractual advisory fee waivers for the JNL S&P 500 Index Fund. The Board further considered that JNAM has proposed contractual administrative fee waivers for Class I shares of the Mellon Sector Funds, JNL/Mellon Capital S&P 1500 Growth Index Fund and JNL/Mellon Capital S&P 1500 Value Index Fund.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

New Funds:

JNL/ClearBridge Large Cap Growth Fund.  The Board considered that the Fund’s advisory fee and total expense ratio are lower than the respective peer group averages, though the sub-advisory fee is two basis points higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the above.

JNL/GQG Emerging Markets Equity Fund.  The Board considered that the Fund’s total expense ratio is lower than the peer group average, though the advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s advisory fee was only one basis point higher than the peer group average. The Board also noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the above.

JNL/Invesco Diversified Dividend Fund.  The Board considered that the Fund’s advisory fee is lower than the peer group average, though the sub-advisory and total expense ratio are higher than the respective peer group averages. The Board noted that the total expense ratio was within five basis points of the peer group average. The Board also noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the above.

JNL/PIMCO Income Fund.  The Board considered that the Fund’s total expense ratio is equal to the peer group average, though the advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the above.

 JNL/Mellon Capital S&P 1500 Growth Index Fund and JNL/Mellon Capital S&P 1500 Value Index Fund. The Board considered that each Fund’s advisory fee is lower than the peer group average and sub-advisory fee is equal to the peer group average, though the total expense ratio is above the peer group average. The Board noted that each Fund’s total expense ratio is only three basis points above the peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the above.

JNL S&P 500 Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are below the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the above.

JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital Materials Sector Fund and JNL/Mellon Capital Real Estate Sector Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are below the respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the above.

Sub-Adviser Replacement for Existing Funds:

JNL/PIMCO Total Return Bond Fund (name changed to JNL/DoubleLine Core Fixed Income Fund). The Board considered that Fund’s proposed sub-advisory fee is lower than its current sub-advisory fee, though the current and proposed sub-advisory fees are higher than the peer group average. The Board also considered that in conjunction with the proposed Sub-Adviser change, JNAM will implement a contractual advisory fee reduction of one basis point on all assets to be effective September 25, 2017. The Board further noted that the sub-advisory fees would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio, which, following the proposed change, would only be three basis points above the peer group average. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/BlackRock Natural Resources Fund (name changed to JNL/BlackRock Global Natural Resources Fund). The Board considered that the Fund’s current sub-advisory fee is lower than the peer group average and that the sub-advisory fee schedule would remain the same following the Sub-Adviser change.  The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Sub-Advisory Changes to the JNL Multi-Manager Small Cap Value Fund:

JNL Multi-Manager Small Cap Value Fund. With respect to the addition of PPM as a new Sub-Adviser to the Fund, the Board observed that PPM would manage a new sleeve of the Fund. The Board considered that PPM’s proposed sub-advisory fee is lower than the peer group average, though the Fund’s total sub-advisory fees are higher than the peer group average. The Board concluded that PPM’s fees are in the best interests of the Fund and its shareholders in light of the quality of services to be provided.

With respect to the continuation of Current Century Agreement and new Sub-Advisory Agreement with Congress, the Board considered that the sub-advisory fee for Century is higher than the peer group average. The Board also considered that the sub-advisory fee schedule would remain the same in the new Sub-Advisory Agreement with Congress. The Board noted that the sub-advisory fees would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio, which is only one basis point above the peer group average. The Board concluded that each of Century’s and Congress’s sub-advisory fees are in the best interests of the Fund and its shareholders in light of the quality of services to be provided.

 Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.

The Board considered that each Sub-Adviser has agreed to breakpoints in the sub-advisory fee rate, with the exception Mellon, with respect to the JNL S&P 500 Index Fund, and PIMCO, with respect to the JNL/PIMCO Income Fund. With respect to the JNL S&P 500 Index Fund, the Board noted that the sub-advisory fee is one basis point on all assets and is paid by JNAM (not the Fund). With respect to the JNL/PIMCO Income Fund, the Board observed that the existing sub-advisory fee relationship discount agreement between JNAM and PIMCO would decrease the fee rates as Fund assets increase in the future. The Board also considered JNAM’s assertion that each proposed sub-advisory fee is competitive.

The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  In addition, certain affiliates of the Sub-Advisers may participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Funds, the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

Supplement Dated May 17, 2017

To The Prospectus Dated April 24, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective April 24, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/DFA U.S. Core Equity Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Joseph H. Chi, CFA	2012	Senior Portfolio Manager and Vice President, Dimensional Fund Advisors LP
Jed S. Fogdall	2012	Senior Portfolio Manager and Vice President, Dimensional Fund Advisors LP
Lukas J. Smart	April 2017	Senior Portfolio Manager and Vice President, Dimensional Fund Advisors LP

Effective May 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/Franklin Templeton Income Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Edward D. Perks, CFA	2006	Chief Investment Officer, Multi-Asset Solutions – Franklin Advisers, Inc.
Matt Quinlan	2009	Vice President – Franklin Advisers, Inc.

This Supplement is dated May 17, 2017.

(To be used with JMV9476 04/17, JMV8798 04/17, VC4224 04/17, JMV9476ML 04/17, JMV5763ML 04/17, JMV9476WF 04/17, JMV5763WF 04/17, JMV16966 04/17, JMV7698 04/17, VC5869 04/17, JMV7697 04/17, VC5890 04/17, VC5890ML 04/17, VC5995 04/17, JMV5765 04/17, JMV2731 04/17, JMV17183 04/17, JMV17183NY 01/17, JMV8037 04/17, JMV8037BE 04/17, JMV8037NY 04/17, JMV8037BENY 04/17, JMV17955 01/17, JMV17955NY 01/17, FVC4224FT 04/17, VC5526 04/17, VC3656 04/17, VC3657 04/17, VC3723 04/17, NV5825GW 04/17, VC5825GW 04/17, VC5885GW 04/17, VC5884GW 04/17, JMV7698NY 04/17, NV5869 04/17, JMV7697NY 04/17, NV5890 04/17, JMV9476NY 04/17, NV4224 04/17, JMV9476WFNY 04/17, NV4224WF 04/17, JMV16966NY 04/17, NMV2731 04/17, NV5526 04/17, NV3174GW 04/17, NV3174CEGW 04/17, and NV3784 04/17.)

CMX18851 05/17

Supplement Dated June 12, 2017

To The Prospectus Dated April 24, 2017

JNL Series Trust

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL Institutional Alt 35 Fund

On June 1-2, 2017, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the proposed reorganization of the JNL Institutional Alt 35 Fund (the “Alt 35 Fund” or the “Acquired Fund”) into the JNL Institutional Alt 20 Fund (the “Alt 20 Fund” or the “Acquiring Fund”) (the “Reorganization”), each a series of the Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Alt 35 Fund, shareholders are not being asked to vote on the Reorganization. It is expected that the Reorganization will be effective as of the close of business on or about September 22, 2017 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Alt 35 Fund’s assets and liabilities will be transferred to the Alt 20 Fund in return for shares of the Alt 20 Fund having an aggregate net asset value equal to the Alt 35 Fund’s net assets as of the valuation date. These Alt 20 Fund shares will be distributed pro rata to shareholders of the Alt 35 Fund in exchange for their fund shares. Current Alt 35 Fund shareholders will thus become shareholders of the Alt 20 Fund and receive shares of Alt 20 Fund with a total net asset value equal to that of their shares of the Alt 35 Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The investment objectives of the Alt 35 Fund and the Alt 20 Fund are identical. The Funds employ similar principal investment strategies in seeking to achieve those objectives. The Funds also have similar risk profiles. A full description of the Alt 20 Fund and the terms of the proposed Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Alt 35 Fund on or about September 13, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Alt 20 Fund, nor is it a solicitation of any proxy. For more information regarding Alt 20 Fund or to receive a free copy of a information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL Alt 65 Fund

On June 1-2, 2017, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the proposed reorganization of the JNL Alt 65 Fund (the “Alt 65 Fund” or the “Acquired Fund”) into the JNL Institutional Alt 50 Fund (the “Alt 50 Fund” or the “Acquiring Fund”) (the “Reorganization”), each a series of the Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Alt 65 Fund, shareholders are not being asked to vote on the Reorganization. It is expected that the Reorganization will be effective as of the close of business on or about September 22, 2017 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Alt 65 Fund’s assets and liabilities will be transferred to the Alt 50 Fund in return for shares of the Alt 50 Fund having an aggregate net asset value equal to the Alt 65 Fund’s net assets as of the valuation date. These Alt 50 Fund shares will be distributed pro rata to shareholders of the Alt 65 Fund in exchange for their fund shares. Current Alt 65 Fund shareholders will thus become shareholders of the Alt 50 Fund and receive shares of Alt 50 Fund with a total net asset value equal to that of their shares of the Alt 65 Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The investment objectives of the Alt 65 Fund and the Alt 50 Fund are identical. The Funds employ similar principal investment strategies in seeking to achieve those objectives. The Funds also have similar risk profiles. A full description of the Alt 50 Fund and the terms of the proposed Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Alt 65 Fund on or about September 13, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Alt 50 Fund, nor is it a solicitation of any proxy. For more information regarding Alt 50 Fund or to receive a free copy of a information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Red Rocks Listed Private Equity Fund

On June 1-2, 2017, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the proposed reorganization of the JNL/Red Rocks Listed Private Equity Fund (the “Red Rocks Fund” or the “Acquired Fund”) into the JNL/Harris Oakmark Global Equity Fund (the “Harris Fund” or the “Acquiring Fund”) (the “Reorganization”), each a series of the Trust.

The Reorganization is subject to approval by the shareholders of the Red Rocks Fund at a shareholders’ meeting expected to be held on August 23, 2017. If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Agreement and Plan of Reorganization, the Red Rocks Fund’s assets and liabilities would be transferred to the Harris Fund in return for shares of the Harris Fund having an aggregate net asset value equal to the Red Rocks Fund’s net assets as of the valuation date. These Harris Fund shares would be distributed pro rata to shareholders of the Red Rocks Fund in exchange for their fund shares. Current Red Rocks Fund shareholders would thus become shareholders of the Harris Fund and receive shares of Harris Fund with a total net asset value equal to that of their shares of the Red Rocks Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The Acquired Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Acquired Fund shareholders. In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gains or losses on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gains or losses on the exchange of their shares for Acquiring Fund shares.

The investment objectives and principal investment strategies of the Red Rocks Fund about the Harris Fund are different. The Funds have some overlap in their risk profiles. A full description of the Harris Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Red Rocks Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Harris Fund, nor is it a solicitation of any proxy. For more information regarding Harris Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser Addition for the JNL Multi-Manager Small Cap Value Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved an amendment to the Investment Sub-Advisory Agreement (the “Amendment”) between Jackson National Asset Management, LLC, the investment adviser to the Trust, and PPM America, Inc. (“PPM”), appointing PPM as a sub-adviser for a new strategy, or “sleeve,” (the “PPM Strategy”) of the JNL Multi-Manager Small Cap Value Fund (the “Fund”). The Amendment appointing PPM as sub-adviser for the PPM Strategy is subject to approval by the shareholders of the Fund at a shareholders’ meeting expected to be held on August 23, 2017. If approved, the Amendment will be effective and PPM will begin providing the day-to-day management for the PPM Strategy on or about September 25, 2017. No assurance can be given that the Amendment appointing PPM as sub-adviser for the PPM Strategy will be approved. There will be no changes to the other sub-advisers who manage additional strategies of the Fund as a result of the Amendment appointing PPM as a sub-adviser for the PPM Strategy of the Fund. Contract owners will be sent a proxy statement containing additional information regarding the Amendment appointing PPM as a sub-adviser for the PPM Strategy of the Fund on or about July 24, 2017.

Sub-Adviser and Name Change for JNL/BlackRock Natural Resources Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved a change of sub-adviser for JNL/BlackRock Natural Resources Fund (the “Fund”) and a change in the Fund’s name. Contract owners will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund. Effective September 25, 2017, the Fund will be sub-advised by BlackRock International Ltd. and the name of the Fund will change to JNL/BlackRock Global Natural Resources Fund. The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser and Name Change for JNL/PIMCO Total Return Bond Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved a change of sub-adviser for JNL/PIMCO Total Return Bond Fund (the “Fund”) and a change in the Fund’s name. Contract owners will be sent an Information Statement containing additional information regarding the change of sub-

adviser for the Fund. Effective September 25, 2017, the Fund will be sub-advised by DoubleLine Capital LP and the name of the Fund will change to the JNL/DoubleLine® Core Fixed Income Fund. The changes in sub-adviser and Fund name are not subject to shareholder approval.

Investment Strategy and Name Change for JNL Institutional Alt 20 Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved a change in investment strategy for the JNL Institutional Alt 20 Fund (the “Fund”) and a change in the Fund’s name. The name of the Fund will change to JNL Institutional Alt 25 Fund. The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

Fund Name Changes Effective September 25, 2017

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust (the “Trust”) approved name changes for the following Funds of the Trust (the “Name Changes”):

Current Fund Names	New Fund Names Effective September 25, 2017
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund

The Name Changes are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

This Supplement is dated June 12, 2017.

(To be used with JMV9476 04/17, JMV8798 04/17, VC4224 04/17, JMV9476ML 04/17, JMV5763ML 04/17, JMV9476WF 04/17, JMV5763WF 04/17, JMV16966 04/17, JMV7698 04/17, VC5869 04/17, JMV7697 04/17, VC5890 04/17, VC5890ML 04/17, VC5995 04/17, JMV5765 04/17, JMV2731 04/17, JMV17183 04/17, JMV17183NY 04/17, JMV8037 04/17, JMV8037BE 04/17, JMV8037NY 04/17, JMV8037BENY 04/17, JMV17955 04/17, JMV17955NY 04/17, FVC4224FT 04/17, VC5526 04/17, VC3656 04/17, VC3657 04/17, VC3723 04/17, NV6016GW 04/17, NV5825GW 04/17, VC6016GW 04/17, VC5825GW 04/17, VC5885GW 04/17, VC5884GW 04/17, JMV7698NY 04/17, NV5869 04/17, JMV7697NY 04/17, NV5890 04/17, JMV9476NY 04/17, NV4224 04/17, JMV9476WFNY 04/17, NV4224WF 04/17, JMV16966NY 04/17, NMV2731 04/17, NV5526 04/17, NV3174GW 04/17, NV3174CEGW 04/17, and NV3784 04/17.)

CMX18971 06/17

Supplement Dated June 30, 2017

To The Prospectus Dated April 24, 2017

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective June 30, 2017, for the JNL/Red Rocks Listed Private Equity Fund, all references to Adam Goldman and Mark Sunderhuse are deleted.

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/American Funds Balanced Allocation Fund, the “Annual Fund Operating Expenses” table and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.42%
Total Annual Fund Operating Expenses	1.07%

1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/American Funds Growth Allocation Fund, the “Annual Fund Operating Expenses” table and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.44%
Total Annual Fund Operating Expenses	1.09%

1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/BlackRock Natural Resources Fund under “Portfolio Management,” the Portfolio Managers table is deleted in its entirety and replaced with the following:

Name:	Joined Fund Management Team In:	Title:
Robert M. Shearer, CFA	2010	Managing Director of BlackRock, Inc.
Antonio (Tony) DeSpirito	July 2017	Managing Director of BlackRock, Inc.

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/DFA Growth Allocation Fund, the “Annual Fund Operating Expenses” table and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.29%
Total Annual Fund Operating Expenses	0.94%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.89%

1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$91	$295

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/DFA Moderate Allocation Fund the “Annual Fund Operating Expenses” table and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.26%
Total Annual Fund Operating Expenses	0.91%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.86%

1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

3 JNAM has contractually agreed to waive 0.05% of the management fees of the Fund for all assets. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$88	$285

Effective July 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL/WMC Government Money Market Fund, the “Annual Fund Operating Expenses” tables and the following paragraph and “Expense Example” section are deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.56%
Plus Recapture[2]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.76%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.36%

1 “Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

2 Represents amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$78	$200	$333	$721

Class B
1 year	3 years	5 years	10 years
$37	$116	$202	$456
This Supplement is dated June 30, 2017.

Supplement Dated July 19, 2017

To The Prospectus Dated April 24, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective July 19, 2017, in the section entitled, “Principal Risks of Investing in the Fund” for the JNL/Red Rocks Listed Private Equity Fund, please add the following risk:

• Concentration risk –To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

This Supplement is dated July 19, 2017.

Supplement Dated August 2, 2017

To The Prospectus Dated April 24, 2017

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Sub-Adviser Change of Control for the JNL Multi-Manager Small Cap Value Fund

On June 1-2, 2017, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved a new investment sub-advisory agreement pursuant to a change of control, defined under the Investment Company Act of 1940, as amended, for one of the sub-advisers of the JNL Multi-Manager Small Cap Value Fund (the “Fund”). The Fund is managed by several unaffiliated sub-advisers; Century Capital Management, LLC (“Century”) is one of those sub-advisers. Century provides the day-to-day management for one of the strategies of the Fund (the “Century Strategy”). Century has entered into an agreement to sell its mutual fund asset management business to Congress Asset Management Company, LLP (the “Transaction”). The Transaction is not expected to result in any changes to the personnel responsible for managing the Century Strategy (to be known as the Congress Strategy) of the Fund. Contract owners will be sent an Information Statement containing additional information regarding the change of control of Century. Although the shareholders of the Fund do not need to approve the Transaction, it is subject to approval by shareholders of Century’s proprietary Funds and to other customary closing conditions. The Transaction is expected to take place on or about September 15, 2017.

This Supplement is dated August 2, 2017.

(To be used with JMV9476 04/17, JMV8798 04/17, VC4224 04/17, JMV9476ML 04/17, JMV5763ML 04/17, JMV9476WF 04/17, JMV5763WF 04/17, JMV16966 04/17, JMV7698 04/17, VC5869 04/17, JMV7697 04/17, VC5890 04/17, VC5890ML 04/17, VC5995 04/17, JMV5765 04/17, JMV2731 04/17, JMV17183 04/17, JMV17183NY 04/17, JMV8037 04/17, JMV8037BE 04/17, JMV8037NY 04/17, JMV8037BENY 04/17, JMV17955 04/17, JMV17955NY 04/17, FVC4224FT 04/17, VC5526 04/17, VC3656 04/17, VC3657 04/17, VC3723 04/17, NV5825GW 04/17, VC5825GW 04/17, VC5885GW 04/17, VC5884GW 04/17, JMV7698NY 04/17, NV5869 04/17, JMV7697NY 04/17, NV5890 04/17, JMV9476NY 04/17, NV4224 04/17, JMV9476WFNY 04/17, NV4224WF 04/17, JMV16966NY 04/17, NMV2731 04/17, NV5526 04/17, NV3174GW 04/17, NV3174CEGW 04/17, and NV3784 04/17.)

 CMX19226 07/17

Supplement Dated August 2, 2017

To The Prospectus Dated April 24, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective August 1, 2017, for the JNL/BlackRock Global Allocation Fund, please delete all references to Dennis W. Stattman, CFA.

This Supplement is dated August 2, 2017.

(To be used with JMV9476 04/17, JMV8798 04/17, VC4224 04/17, JMV9476ML 04/17, JMV5763ML 04/17, JMV9476WF 04/17, JMV5763WF 04/17, JMV16966 04/17, JMV7698 04/17, VC5869 04/17, JMV7697 04/17, VC5890 04/17, VC5890ML 04/17, VC5995 04/17, JMV5765 04/17, JMV2731 04/17, JMV17183 04/17, JMV17183NY 04/17, JMV8037 04/17, JMV8037BE 04/17, JMV8037NY 04/17, JMV8037BENY 04/17, JMV17955 04/17, JMV17955NY 04/17, FVC4224FT 04/17, VC5526 04/17, VC3656 04/17, VC3657 04/17, VC3723 04/17, VC5825GW 04/17, VC5884GW 04/17, VC5885GW 04/17, JMV7698NY 04/17, NV5869 04/17, JMV7697NY 04/17, NV5890 04/17, JMV9476NY 04/17, NV4224 04/17, JMV9476WFNY 04/17, NV4224WF 04/17, JMV16966NY 04/17, NMV2731 04/17, NV5526 04/17, NV3174GW 04/17, NV3174CEGW 04/17, and NV3784 04/17.)

CMX19225 08/17

JNL Series Trust	PRSRT STD
JNL Variable Fund LLC	U.S. POSTAGE
PAID
One Corporate Way	JACKSON NATIONAL
Lansing, MI 48951	ASSET MANAGEMENT
L.L.C.

VADV6413 06/17

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/BlackRock Global Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Crescent High Income Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Global Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Mid Cap Growth Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/MFS Mid Cap Value Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/S&P International 5 Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, and JNL/WMC Balanced Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2017, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 127.9%
Consumer Discretionary 13.9%
Adtalem Global Education Inc.	7	$266
Amazon.com Inc. (a) (b)	4	4,061
AMC Networks Inc. - Class A (a)	20	1,052
American Eagle Outfitters Inc.	37	445
Bed Bath & Beyond Inc.	32	976
Best Buy Co. Inc.	32	1,863
Brinker International Inc.	10	389
Brunswick Corp.	29	1,825
Burlington Stores Inc. (a)	2	147
Carnival Plc	1	79
Chico's FAS Inc.	97	912
Comcast Corp. - Class A	45	1,740
D.R. Horton Inc.	100	3,443
Dana Holding Corp.	7	165
Dick's Sporting Goods Inc.	3	131
Dillard's Inc. - Class A (c)	5	260
Extended Stay America Inc. - Class B	20	389
Foot Locker Inc.	16	807
Ford Motor Co.	116	1,296
GameStop Corp. - Class A	19	404
General Motors Co.	78	2,727
Goodyear Tire & Rubber Co.	11	369
H&R Block Inc.	13	389
Home Depot Inc.	4	568
Hyatt Hotels Corp. - Class A (a)	5	292
International Game Technology Plc	37	674
Kate Spade & Co. (a)	2	38
KB Home	4	106
Kohl's Corp.	13	518
Las Vegas Sands Corp.	51	3,266
Lear Corp. (b)	29	4,120
Liberty Global Plc - Class C (a)	12	362
Liberty Interactive Corp. QVC Group - Class A (a)	53	1,294
Lowe's Cos. Inc.	5	372
Macy's Inc.	9	200
Michael Kors Holdings Ltd. (a)	33	1,203
Michaels Cos. Inc. (a)	22	417
NVR Inc. (a)	1	3,249
Pulte Homes Inc.	39	949
PVH Corp.	2	214
Ralph Lauren Corp. - Class A	1	103
Ross Stores Inc.	1	63
Scripps Networks Interactive Inc. - Class A	14	956
Skechers U.S.A. Inc. - Class A (a)	4	109
Staples Inc.	41	416
Starbucks Corp.	7	431
Target Corp.	4	186
Tegna Inc.	17	240
Thor Industries Inc.	10	1,082
Time Warner Inc.	12	1,215
TJX Cos. Inc.	4	267
Toll Brothers Inc.	28	1,106
Tupperware Brands Corp.	20	1,412
Twenty-First Century Fox Inc. - Class A	12	327
Walt Disney Co.	17	1,842
Whirlpool Corp.	8	1,514
		53,246
Consumer Staples 5.7%
Altria Group Inc.	30	2,242
Archer-Daniels-Midland Co.	54	2,243
Avon Products Inc. (a)	57	215
Boston Beer Co. Inc. - Class A (a)	2	198
Bunge Ltd.	2	167
CVS Health Corp.	10	789
Flowers Foods Inc.	44	769
Ingredion Inc.	2	191
Kroger Co.	55	1,273
Nu Skin Enterprises Inc. - Class A	7	465
Philip Morris International Inc.	24	2,807
Pilgrim's Pride Corp. (a)	39	850
	Shares/Par†	Value
Procter & Gamble Co.	40	3,478
Reynolds American Inc.	13	826
Tyson Foods Inc. - Class A	18	1,109
Walgreens Boots Alliance Inc.	7	582
Wal-Mart Stores Inc. (b)	49	3,746
		21,950
Energy 5.0%
Anadarko Petroleum Corp.	29	1,306
Baker Hughes Inc.	7	371
Chevron Corp.	21	2,243
ConocoPhillips Co.	36	1,571
Devon Energy Corp.	37	1,197
Diamond Offshore Drilling Inc. (a) (c)	6	65
Ensco Plc - Class A	81	416
Exxon Mobil Corp. (b)	51	4,093
Halliburton Co.	24	1,046
Marathon Petroleum Corp.	10	547
Murphy Oil Corp.	3	64
Nabors Industries Ltd.	12	94
Oceaneering International Inc.	48	1,097
Oil States International Inc. (a)	24	648
Pioneer Natural Resources Co.	3	399
QEP Resources Inc. (a)	47	474
Rice Energy Inc. (a)	3	71
Southwestern Energy Co. (a)	33	203
Tesoro Corp.	1	59
Valero Energy Corp.	14	965
Williams Cos. Inc.	20	615
World Fuel Services Corp.	40	1,550
		19,094
Financials 19.3%
Aflac Inc. (b)	52	4,032
Allstate Corp.	23	2,025
American International Group Inc.	14	863
Ameriprise Financial Inc.	5	641
Assurant Inc.	8	819
Assured Guaranty Ltd.	65	2,721
Bank of America Corp. (b)	196	4,767
Bank of New York Mellon Corp.	51	2,579
BB&T Corp.	21	972
Berkshire Hathaway Inc. - Class B (a) (b)	29	4,963
BlackRock Inc.	2	841
Capital One Financial Corp.	24	1,991
Citigroup Inc.	43	2,876
CNO Financial Group Inc.	5	100
Comerica Inc.	17	1,267
Commerce Bancshares Inc.	4	222
Cullen/Frost Bankers Inc.	2	226
Discover Financial Services	12	752
Fifth Third Bancorp	16	406
First American Financial Corp.	29	1,314
Franklin Resources Inc.	33	1,497
Fulton Financial Corp.	7	135
Goldman Sachs Group Inc.	9	2,000
Hancock Holding Co.	2	107
Hanover Insurance Group Inc.	5	399
Hartford Financial Services Group Inc.	6	291
Invesco Ltd.	31	1,075
JPMorgan Chase & Co. (b)	65	5,902
KeyCorp	29	547
Legg Mason Inc.	10	390
Morgan Stanley	29	1,274
PNC Financial Services Group Inc. (b)	40	4,982
Popular Inc.	41	1,700
Prudential Financial Inc.	10	1,092
Regions Financial Corp.	123	1,805
Reinsurance Group of America Inc.	17	2,131
S&P Global Inc.	4	599
SunTrust Banks Inc.	52	2,966
Synovus Financial Corp.	21	951
Travelers Cos. Inc.	15	1,949
U.S. Bancorp	16	810
Umpqua Holdings Corp.	46	854
Unum Group	21	1,003

See accompanying Notes to Financial Statements.

1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Wells Fargo & Co. (b)	80	4,449
Weyerhaeuser Co.	12	397
		73,682
Health Care 18.3%
Aetna Inc. (b)	16	2,448
Agilent Technologies Inc.	11	623
Akorn Inc. (a)	1	45
Alexion Pharmaceuticals Inc. (a)	15	1,849
Amgen Inc.	13	2,301
Anthem Inc. (b)	20	3,838
Baxter International Inc. (b)	78	4,695
Biogen Inc. (a)	5	1,384
Bioverativ Inc. (a)	29	1,773
Bruker Corp.	15	426
Centene Corp. (a)	16	1,312
Cerner Corp. (a)	9	602
Cooper Cos. Inc.	1	311
Edwards Lifesciences Corp. (a)	1	83
Exelixis Inc. (a)	39	972
Express Scripts Holding Co. (a)	34	2,196
Gilead Sciences Inc. (b)	83	5,843
Globus Medical Inc. - Class A (a)	25	835
HCA Healthcare Inc. (a)	3	227
Hill-Rom Holdings Inc.	16	1,298
Humana Inc.	3	678
Johnson & Johnson (b)	42	5,530
Mallinckrodt Plc (a)	14	643
Masimo Corp. (a)	9	801
McKesson Corp.	15	2,443
Medtronic Plc	11	1,012
Merck & Co. Inc. (b)	62	3,980
Molina Healthcare Inc. (a)	23	1,580
Patheon NV (a)	1	18
PerkinElmer Inc.	3	207
Pfizer Inc. (b)	122	4,098
Qiagen NV (a)	9	310
Thermo Fisher Scientific Inc.	1	157
United Therapeutics Corp. (a)	18	2,378
UnitedHealth Group Inc. (b)	29	5,462
Varex Imaging Corp. (a)	10	326
Vertex Pharmaceuticals Inc. (a)	9	1,174
Waters Corp. (a)	15	2,702
WellCare Health Plans Inc. (a)	16	2,906
Zimmer Biomet Holdings Inc.	2	301
		69,767
Industrials 17.5%
AGCO Corp.	13	872
Boeing Co. (b)	32	6,348
BWX Technologies Inc.	13	658
Colfax Corp. (a)	7	281
Crane Co.	20	1,605
Cummins Inc.	21	3,358
Curtiss-Wright Corp.	14	1,248
Delta Air Lines Inc. (b)	78	4,203
Dover Corp.	5	428
Emerson Electric Co.	4	244
EnerSys Inc.	14	1,014
Esterline Technologies Corp. (a)	7	616
Expeditors International of Washington Inc.	5	306
FedEx Corp.	9	1,999
FTI Consulting Inc. (a)	5	160
General Electric Co.	68	1,828
Herman Miller Inc.	9	272
HNI Corp.	7	295
Hubbell Inc.	6	690
Huntington Ingalls Industries Inc.	13	2,513
Ingersoll-Rand Plc (b)	47	4,286
ITT Inc.	26	1,033
Jacobs Engineering Group Inc.	10	549
JetBlue Airways Corp. (a)	46	1,046
Kansas City Southern	4	442
L3 Technologies Inc.	7	1,181
Landstar System Inc.	5	419
Manpower Inc.	8	882
	Shares/Par†	Value
MSC Industrial Direct Co. - Class A	11	939
Norfolk Southern Corp.	14	1,673
Northrop Grumman Systems Corp.	5	1,386
Oshkosh Corp.	32	2,203
Owens Corning Inc.	25	1,683
Parker Hannifin Corp.	4	573
Quanta Services Inc. (a)	5	163
Raytheon Co.	8	1,324
Regal-Beloit Corp.	14	1,142
Rockwell Automation Inc.	3	421
Southwest Airlines Co.	18	1,107
Spirit Aerosystems Holdings Inc. - Class A	58	3,378
Textron Inc.	8	386
Timken Co.	49	2,289
Trinity Industries Inc.	11	314
Union Pacific Corp.	26	2,810
United Continental Holdings Inc. (a)	29	2,191
United Rentals Inc. (a)	8	899
Waste Management Inc.	10	726
WESCO International Inc. (a)	16	911
Woodward Governor Co.	7	480
WW Grainger Inc.	6	993
		66,767
Information Technology 30.2%
Accenture Plc - Class A	5	557
Activision Blizzard Inc.	21	1,204
Adobe Systems Inc. (a)	1	127
Akamai Technologies Inc. (a)	45	2,218
Alphabet Inc. - Class A (a) (b)	5	4,234
Alphabet Inc. - Class C (a) (b)	5	4,180
Apple Inc. (b)	78	11,231
Applied Materials Inc.	78	3,214
Arrow Electronics Inc. (a)	14	1,082
Avnet Inc.	26	1,017
Booz Allen Hamilton Holding Corp. - Class A	10	319
Cadence Design Systems Inc. (a)	27	911
Cars.com Inc. (a)	8	225
CDK Global Inc.	9	534
CDW Corp.	13	844
Cirrus Logic Inc. (a)	23	1,474
Cisco Systems Inc. (b)	127	3,978
Citrix Systems Inc. (a)	23	1,822
CommScope Holding Co. Inc. (a)	15	574
Convergys Corp.	69	1,639
CoreLogic Inc. (a)	29	1,254
Corning Inc.	71	2,128
Dolby Laboratories Inc.	6	269
DXC Technology Co.	14	1,077
eBay Inc. (a) (b)	175	6,100
Electronic Arts Inc. (a)	4	455
Euronet Worldwide Inc. (a)	4	315
F5 Networks Inc. (a)	2	235
Facebook Inc. - Class A (a)	22	3,253
First Solar Inc. (a)	16	653
Flextronics International Ltd. (a)	40	657
FLIR Systems Inc.	16	548
Fortinet Inc. (a)	15	554
Hewlett Packard Enterprise Co.	168	2,795
HP Inc.	177	3,099
IAC/InterActiveCorp. (a)	8	868
Intel Corp.	99	3,344
International Business Machines Corp.	22	3,460
Intuit Inc.	5	677
Jabil Inc.	45	1,322
Juniper Networks Inc.	106	2,945
KLA-Tencor Corp.	6	503
Lam Research Corp.	2	283
Manhattan Associates Inc. (a)	27	1,301
Marvell Technology Group Ltd.	48	800
Maxim Integrated Products Inc.	35	1,571
Micron Technology Inc. (a)	64	1,912
Microsoft Corp. (b)	126	8,710
NeuStar Inc. - Class A (a)	55	1,834
Nvidia Corp.	8	1,143

See accompanying Notes to Financial Statements.

2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
ON Semiconductor Corp. (a)	48	668
Oracle Corp.	62	3,093
QUALCOMM Inc.	47	2,606
Science Applications International Corp.	3	205
Seagate Technology (c)	47	1,837
Skyworks Solutions Inc.	1	89
Synaptics Inc. (a) (c)	10	508
SYNNEX Corp.	4	468
Synopsys Inc. (a)	5	350
TE Connectivity Ltd.	14	1,078
Tech Data Corp. (a)	17	1,723
Teradata Corp. (a)	3	83
Teradyne Inc.	43	1,285
Texas Instruments Inc.	22	1,677
Versum Materials Inc.	6	186
Western Digital Corp.	3	231
Western Union Co.	4	69
Xerox Corp.	74	2,129
Zynga Inc. - Class A (a)	427	1,554
		115,288
Materials 6.0%
AdvanSix Inc. (a)	9	284
Alcoa Corp.	14	452
Avery Dennison Corp.	13	1,122
Cabot Corp.	20	1,061
Celanese Corp. - Class A	26	2,469
Chemours Co.	29	1,103
Dow Chemical Co.	7	454
Eastman Chemical Co.	27	2,243
EI du Pont de Nemours & Co.	14	1,098
Freeport-McMoRan Inc. - Class B (a)	85	1,027
Graphic Packaging Holding Co.	88	1,210
Huntsman Corp.	3	83
LyondellBasell Industries NV - Class A	34	2,869
Monsanto Co.	7	793
Owens-Illinois Inc. (a)	7	163
PolyOne Corp.	1	44
Reliance Steel & Aluminum Co.	30	2,170
Royal Gold Inc.	6	503
Silgan Holdings Inc.	23	724
Steel Dynamics Inc.	40	1,424
Worthington Industries Inc.	33	1,642
		22,938
Real Estate 3.2%
American Tower Corp.	3	410
Annaly Capital Management Inc.	43	515
AvalonBay Communities Inc.	2	442
Boston Properties Inc.	3	418
Crown Castle International Corp.	2	200
Digital Realty Trust Inc.	4	474
Equinix Inc.	—	129
Equity Residential Properties Inc.	12	770
GGP Inc.	30	709
HCP Inc.	22	706
Host Hotels & Resorts Inc.	10	190
Mid-America Apartment Communities Inc.	3	316
ProLogis Inc.	21	1,208
Public Storage	4	730
Realty Income Corp.	24	1,347
Simon Property Group Inc.	6	906
Ventas Inc.	20	1,369
Vornado Realty Trust	3	235
Welltower Inc.	15	1,138
		12,212
Telecommunication Services 1.2%
AT&T Inc.	89	3,377
Verizon Communications Inc.	31	1,407
		4,784
Utilities 7.6%
Ameren Corp.	13	719
American Electric Power Co. Inc. (b)	81	5,620
CenterPoint Energy Inc.	18	482
CMS Energy Corp.	4	162
	Shares/Par†	Value
Consolidated Edison Inc.	23	1,859
DTE Energy Co.	24	2,592
Edison International	34	2,643
Eversource Energy	10	577
Exelon Corp.	59	2,133
Hawaiian Electric Industries Inc.	20	643
IDACORP Inc.	2	188
MDU Resources Group Inc.	51	1,328
NorthWestern Corp.	10	586
ONE Gas Inc.	4	251
PG&E Corp.	17	1,148
Public Service Enterprise Group Inc.	50	2,166
SCANA Corp.	21	1,427
Southwest Gas Corp.	12	880
UGI Corp.	38	1,830
Vectren Corp.	18	1,064
Vistra Energy Corp.	46	770
		29,068
Total Common Stocks (cost $457,753)		488,796
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (d) (e)	10,240	10,240
Total Short Term Investments (cost $10,240)		10,240
Total Investments 130.6% (cost $467,993)		499,036
Total Securities Sold Short (29.8)% (proceeds $111,929)		(113,684)
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.8)%		(3,386)
Total Net Assets 100.0%		$381,972

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (29.8%)
COMMON STOCKS (29.8%)
Consumer Discretionary (1.3%)
Advance Auto Parts Inc.	(1)	$(58)
Carmax Inc.	(15)	(939)
Limited Brands Inc.	(15)	(803)
Newell Brands Inc.	(16)	(881)
Signet Jewelers Ltd.	(26)	(1,652)
TRI Pointe Homes Inc.	(50)	(665)
		(4,998)
Consumer Staples (1.1%)
Blue Buffalo Pet Products Inc.	(3)	(75)
Coty Inc. - Class A	(61)	(1,139)
Post Holdings Inc.	(5)	(381)
Snyders-Lance Inc.	(45)	(1,552)
TreeHouse Foods Inc.	(15)	(1,195)
		(4,342)
Energy (4.4%)
Antero Resources Corp.	(4)	(78)
Centennial Resource Development Inc. - Class A	(31)	(483)
Cheniere Energy Inc.	(47)	(2,272)
Chesapeake Energy Corp.	(81)	(405)
Concho Resources Inc.	(1)	(142)
Core Laboratories NV	(9)	(881)
Denbury Resources Inc.	(19)	(29)
Frank's International NV	(24)	(200)
Helmerich & Payne Inc.	(5)	(262)
Hess Corp.	(33)	(1,455)
Kosmos Energy Ltd.	(285)	(1,829)
Matador Resources Co.	(38)	(804)
Newfield Exploration Co.	(22)	(630)
Oneok Inc.	(8)	(423)
Parsley Energy Inc. - Class A	(2)	(61)
PBF Energy Inc. - Class A	(58)	(1,300)
Range Resources Corp.	(39)	(896)

See accompanying Notes to Financial Statements.

3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Weatherford International Plc	(1,007)	(3,896)
Whiting Petroleum Corp.	(109)	(603)
		(16,649)
Financials (2.1%)
Bank of the Ozarks Inc.	(42)	(1,948)
Charles Schwab Corp.	(16)	(666)
Chemical Financial Corp.	(22)	(1,066)
FNB Corp.	(78)	(1,109)
Stifel Financial Corp.	(29)	(1,338)
Webster Financial Corp.	(2)	(110)
WisdomTree Investments Inc.	(181)	(1,841)
		(8,078)
Health Care (8.2%)
Acadia HealthCare Co. Inc.	(91)	(4,494)
Agios Pharmaceuticals Inc.	(42)	(2,173)
Alkermes Plc	(44)	(2,560)
Allergan Plc	(4)	(955)
Alnylam Pharmaceuticals Inc.	(1)	(104)
BioMarin Pharmaceutical Inc.	(9)	(781)
Bio-Techne Corp.	(11)	(1,316)
DexCom Inc.	(62)	(4,534)
Envision Healthcare Corp.	(56)	(3,491)
Illumina Inc.	(3)	(486)
Incyte Corp.	(6)	(751)
Intrexon Corp.	(18)	(436)
Ionis Pharmaceuticals Inc.	(8)	(390)
Medidata Solutions Inc.	(2)	(128)
Neurocrine Biosciences Inc.	(40)	(1,829)
NuVasive Inc.	(10)	(769)
Opko Health Inc.	(195)	(1,284)
Perrigo Co. Plc	(30)	(2,237)
Premier Inc. - Class A	(10)	(364)
Prestige Brands Holdings Inc.	(4)	(223)
Quintiles IMS Holdings Inc.	(22)	(1,962)
		(31,267)
Industrials (3.3%)
Acuity Brands Inc.	(6)	(1,263)
Fastenal Co.	(10)	(448)
IHS Markit Ltd.	(14)	(611)
KLX Inc.	(7)	(335)
RR Donnelley & Sons Co.	(144)	(1,808)
Sensata Technologies Holding NV	(25)	(1,059)
TransDigm Group Inc.	(16)	(4,383)
Wabtec Corp.	(10)	(893)
Welbilt Inc.	(90)	(1,700)
		(12,500)
Information Technology (5.3%)
ACI Worldwide Inc.	(22)	(481)
Arista Networks Inc.	(2)	(225)
Atlassian Corp. Plc - Class A	(14)	(507)
Cavium Inc.	(20)	(1,234)
Coherent Inc.	(2)	(370)
Cypress Semiconductor Corp.	(91)	(1,244)
Diebold Nixdorf Inc.	(40)	(1,118)
FireEye Inc.	(6)	(88)
First Data Corp. - Class A	(87)	(1,581)
GoDaddy Inc. - Class A	(2)	(85)
Guidewire Software Inc.	(21)	(1,470)
NetScout Systems Inc.	(19)	(645)
Palo Alto Networks Inc.	(2)	(319)
Pandora Media Inc.	(321)	(2,865)
Sabre Corp.	(25)	(551)
ServiceNow Inc.	(4)	(413)
Splunk Inc.	(7)	(378)
Square Inc. - Class A	(18)	(412)
Ultimate Software Group Inc.	(6)	(1,197)
Universal Display Corp.	(7)	(757)
ViaSat Inc.	(24)	(1,602)
Workday Inc. - Class A	(13)	(1,287)
Zillow Group Inc. - Class C	(29)	(1,415)
		(20,244)
Materials (3.1%)
Allegheny Technologies Inc.	(154)	(2,616)
	Shares/Par†	Value
Ball Corp.	(111)	(4,677)
CF Industries Holdings Inc.	(104)	(2,906)
Compass Minerals International Inc.	(10)	(643)
Platform Specialty Products Corp.	(84)	(1,071)
		(11,913)
Telecommunication Services (0.1%)
Zayo Group Holdings Inc.	(11)	(337)
Utilities (0.9%)
Black Hills Corp.	(28)	(1,865)
Dominion Energy Inc.	(19)	(1,491)
		(3,356)
Total Common Stocks (proceeds $111,929)		(113,684)
Total Securities Sold Short (29.8%) (proceeds $111,929)		$(113,684)

JNL/BlackRock Global Allocation Fund (a)
COMMON STOCKS 50.7%
Consumer Discretionary 8.5%
Accor SA	122	$5,747
Advance Auto Parts Inc.	52	6,028
Aisin Seiki Co. Ltd.	91	4,690
Alpine Electronics Inc.	29	441
Amazon.com Inc. (b) (c)	35	33,886
Bed Bath & Beyond Inc.	62	1,893
Berkeley Group Holdings Plc	107	4,493
Bridgestone Corp.	196	8,477
Brilliance China Automotive Holdings Ltd.	1,374	2,512
Canon Marketing Japan Inc.	34	767
Charter Communications Inc. - Class A (b)	32	10,641
Cheng Shin Rubber Industry Co. Ltd.	1,036	2,206
Comcast Corp. - Class A	708	27,557
Compagnie Generale des Etablissements Michelin	41	5,497
Coway Co. Ltd.	13	1,138
Denso Corp.	219	9,286
DISH Network Corp. - Class A (b)	84	5,268
Exedy Corp.	24	670
Expedia Inc.	40	6,032
Ford Motor Co.	422	4,724
Futaba Industrial Co. Ltd.	74	672
Goodyear Tire & Rubber Co.	10	335
H&R Block Inc.	24	747
Hero Motocorp Ltd.	24	1,405
Home Depot Inc.	54	8,275
Hyundai Motor Co.	38	5,314
Jawbone Health Hub Inc. (b) (d) (e) (f)	98	267
Koito Manufacturing Co. Ltd.	49	2,554
Lear Corp.	3	432
Liberty Broadband Corp. - Class A (b)	26	2,204
Liberty Broadband Corp. - Class C (b)	63	5,442
Liberty Global Plc - Class A (b)	60	1,935
Liberty Media Group (b) (d) (e) (f)	14	472
Liberty SiriusXM Group - Class A (b)	93	3,901
Liberty SiriusXM Group - Class C (b)	153	6,364
Lowe's Cos. Inc.	250	19,344
Luxottica Group SpA (g)	103	5,919
Maruti Suzuki India Ltd.	33	3,648
McDonald's Corp.	5	741
Michael Kors Holdings Ltd. (b)	233	8,460
Mohawk Industries Inc. (b)	30	7,216
Nippon Telegraph & Telephone Corp.	69	1,169
NOS SGPS	340	2,066
Omnicom Group Inc.	3	260
O'Reilly Automotive Inc. (b)	24	5,319
PVH Corp.	2	264
RAI Way SpA (g)	620	3,093
Ralph Lauren Corp. - Class A	61	4,508
Rinnai Corp.	26	2,405
Royal Caribbean Cruises Ltd.	2	259
Scripps Networks Interactive Inc. - Class A	5	374
Shimamura Co. Ltd.	7	870
SKY Perfect JSAT Holdings Inc.	83	359
Sodexo SA	41	5,357
Stanley Electric Co. Ltd.	33	998
Starbucks Corp.	88	5,133

See accompanying Notes to Financial Statements.

4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Subaru Corp. NPV	180	6,099
Sumitomo Electric Industries Ltd.	299	4,618
Suzuki Motor Corp.	367	17,506
Target Corp.	191	9,987
Toho Co. Ltd.	31	940
Toyota Industries Corp.	233	12,330
TripAdvisor Inc. (b)	95	3,626
TV Asahi Holdings Corp.	47	849
Urban Outfitters Inc. (b) (g)	137	2,535
Williams-Sonoma Inc.	115	5,581
Wyndham Worldwide Corp.	6	641
Yamada Denki Co. Ltd.	120	594
Yamaha Corp.	29	988
		326,328
Consumer Staples 2.8%
Ajinomoto Co. Inc.	352	7,611
Altria Group Inc. (c)	13	979
Anheuser-Busch InBev NV	139	15,346
Asahi Breweries Ltd.	134	5,038
Colgate-Palmolive Co.	16	1,215
Constellation Brands Inc. - Class A	3	671
CVS Health Corp.	67	5,407
Danone SA	337	25,373
Edgewell Personal Care Co. (b)	199	15,136
Japan Tobacco Inc.	29	1,022
Jeronimo Martins SGPS SA	24	463
KT&G Corp.	40	4,065
Mondelez International Inc. - Class A	34	1,485
Nestle SA	211	18,343
PepsiCo Inc.	12	1,388
Seven & I Holdings Co. Ltd.	13	520
Tyson Foods Inc. - Class A	5	314
Unilever NV - CVA	16	868
Uni-President Enterprises Corp.	706	1,419
Want Want China Holdings Ltd. (g)	1,037	701
		107,364
Energy 4.2%
Anadarko Petroleum Corp.	343	15,566
BP Plc - ADR	340	11,778
BP Plc	521	3,016
Chevron Corp.	2	216
Coal India Ltd.	1,078	4,084
EnCana Corp.	1,205	10,600
EQT Corp.	107	6,259
Formosa Petrochemical Corp.	190	657
Helmerich & Payne Inc.	6	312
INPEX Corp.	721	6,989
Marathon Oil Corp.	654	7,754
Marathon Petroleum Corp.	392	20,507
Oil & Natural Gas Corp. Ltd.	310	757
Phillips 66	6	468
Reliance Industries Ltd.	617	13,210
Royal Dutch Shell Plc - Class A	375	9,983
Royal Dutch Shell Plc - Class A - ADR	348	18,501
Schlumberger Ltd.	89	5,879
Thai Oil PCL	240	559
Thai Oil PCL	28	66
Total SA	164	8,122
Total SA - ADR	6	311
Valero Energy Corp.	12	795
Williams Cos. Inc.	514	15,571
		161,960
Financials 6.8%
ABN AMRO Group NV - CVA	223	5,932
Allstate Corp. (c)	103	9,128
American International Group Inc.	4	280
Ameriprise Financial Inc.	3	350
AXA SA	231	6,350
Axis Capital Holdings Ltd.	8	497
Bank of America Corp.	1,294	31,396
Bank of New York Mellon Corp.	6	283
Berkshire Hathaway Inc. - Class A (b)	—	1,528
Berkshire Hathaway Inc. - Class B (b)	80	13,623
Capital One Financial Corp.	5	447
Cathay Financial Holding Co. Ltd.	627	1,035
Charles Schwab Corp.	177	7,608
Chubb Ltd.	68	9,930
Citigroup Inc.	265	17,745
Discover Financial Services	93	5,786
Fifth Third Bancorp	10	251
Fubon Financial Holding Co. Ltd.	620	991
Goldman Sachs Group Inc.	45	10,019
Hartford Financial Services Group Inc.	21	1,129
HSBC Holdings Plc	2,084	19,339
ING Groep NV	728	12,601
JPMorgan Chase & Co.	171	15,643
Kotak Mahindra Bank Ltd.	316	4,682
Marsh & McLennan Cos. Inc.	104	8,073
MetLife Inc.	172	9,452
Morgan Stanley	333	14,845
Prudential Financial Inc.	5	566
Reinsurance Group of America Inc.	4	572
State Bank of India	420	1,788
Sumitomo Mitsui Financial Group Inc.	359	14,062
SunTrust Banks Inc.	101	5,743
Svenska Handelsbanken AB - Class A	447	6,416
Tokio Marine Holdings Inc.	191	7,976
Travelers Cos. Inc.	11	1,379
UBS Group AG	440	7,467
Unum Group	87	4,036
Yes Bank Ltd.	96	2,176
		261,124
Health Care 6.2%
AbbVie Inc.	8	545
Acadia HealthCare Co. Inc. (b) (g)	111	5,475
Aetna Inc. (c)	128	19,361
Alfresa Holdings Corp.	40	769
Amgen Inc.	4	753
Anthem Inc.	54	10,227
Astellas Pharma Inc.	50	616
Baxter International Inc.	26	1,574
Bayer AG	129	16,780
Biogen Inc. (b)	21	5,630
Bristol-Myers Squibb Co.	15	824
Brookdale Senior Living Inc. (b)	405	5,960
Cardinal Health Inc.	8	590
Catalent Inc. (b)	143	5,010
Cooper Cos. Inc.	1	144
Gilead Sciences Inc.	282	19,930
GlaxoSmithKline Plc	848	18,097
GW Pharmaceuticals Plc - ADS (b) (g)	8	805
HCA Healthcare Inc. (b)	126	10,954
Hoya Corp.	217	11,311
Invitae Corp. (b)	84	802
Johnson & Johnson	12	1,591
McKesson Corp.	2	395
Medipal Holdings Corp.	46	845
Medtronic Plc	18	1,571
NMC Health Plc	345	9,836
Novartis AG	14	1,168
Otsuka Holdings Co. Ltd.	28	1,199
Perrigo Co. Plc	153	11,554
Pfizer Inc.	734	24,668
Sanofi SA	94	8,990
Sawai Pharmaceutical Co. Ltd.	14	770
Shire Plc	59	3,290
Siloam International Hospitals Tbk PT (b)	4,206	3,566
Spire Healthcare Group Plc	913	3,866
Stryker Corp.	2	282
Suzuken Co. Ltd.	20	671
Tenet Healthcare Corp. (b) (g)	393	7,598
TESARO Inc. (b)	17	2,393
Thermo Fisher Scientific Inc.	7	1,194
UnitedHealth Group Inc.	10	1,768
Zimmer Biomet Holdings Inc.	115	14,715
		238,087
Industrials 6.6%
3M Co.	2	467
Azul SA - ADR (b) (g)	152	3,213
BAE Systems Plc	624	5,154

See accompanying Notes to Financial Statements.

5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Boeing Co.	3	550
Chiyoda Corp. (g)	105	619
Cie de Saint-Gobain	99	5,301
ComfortDelgro Corp. Ltd.	702	1,176
COMSYS Holdings Corp.	41	834
Cummins Inc.	2	331
Daikin Industries Ltd.	46	4,764
Dassault Aviation SA	4	6,116
Delta Air Lines Inc.	195	10,463
Doosan Bobcat Inc.	198	6,186
East Japan Railway Co.	169	16,212
Fortune Brands Home & Security Inc.	112	7,333
GEA Group AG	101	4,150
General Dynamics Corp.	4	711
General Electric Co.	62	1,666
GS Yuasa Corp.	372	1,622
Hino Motors Ltd.	70	783
Illinois Tool Works Inc.	3	434
Japan Airlines Co. Ltd.	401	12,423
Jardine Matheson Holdings Ltd.	17	1,093
Kamigumi Co. Ltd.	78	819
Kansas City Southern	137	14,340
Kinden Corp.	124	1,996
Komatsu Ltd.	276	7,039
Koninklijke Philips Electronics NV	541	19,284
Kubota Corp.	289	4,888
Kurita Water Industries Ltd.	29	779
Kyushu Railway Co.	91	2,939
Mabuchi Motor Co. Ltd.	21	1,049
Maeda Road Construction Co. Ltd.	49	979
Makita Corp.	24	904
Manpower Inc.	3	312
Masco Corp.	199	7,604
Meggitt Plc	652	4,055
Mitsubishi Electric Corp.	916	13,212
Nippo Corp.	48	965
Northrop Grumman Systems Corp.	3	653
Okumura Corp.	332	2,237
Randstad Holding NV	82	4,789
Raytheon Co.	3	468
Rockwell Automation Inc.	3	429
Safran SA	152	13,983
Secom Co. Ltd.	15	1,139
Seino Holdings Corp.	55	733
SHO-BOND Holdings Co. Ltd.	10	485
Siemens AG	37	5,033
SKF AB - Class B	772	15,665
Smiths Group Plc	252	5,259
Toda Corp.	349	2,174
United Continental Holdings Inc. (b)	234	17,637
United Rentals Inc. (b)	4	470
Vinci SA	63	5,398
WABCO Holdings Inc. (b)	3	411
West Japan Railway Co.	66	4,640
		254,368
Information Technology 6.8%
Accenture Plc - Class A	5	617
Adobe Systems Inc. (b)	5	636
Alibaba Group Holding Ltd. - ADS (b)	109	15,423
Alliance Data Systems Corp.	1	375
Alphabet Inc. - Class C (b)	20	18,367
Amdocs Ltd.	10	665
Analog Devices Inc.	3	263
Apple Inc.	261	37,639
Cisco Systems Inc.	12	360
CommScope Holding Co. Inc. (b)	285	10,832
Ei Towers SpA	120	6,968
Electronic Arts Inc. (b)	55	5,820
Facebook Inc. - Class A (b)	146	22,112
FUJIFILM Holdings Corp.	26	940
Global Payments Inc.	57	5,162
Hirose Electric Co. Ltd.	7	987
Hon Hai Precision Industry Co. Ltd.	368	1,418
Infosys Ltd.	570	8,268
Intel Corp.	13	451
Intuit Inc.	19	2,464
Keyence Corp.	3	1,454
KLA-Tencor Corp.	5	489
Kyocera Corp.	20	1,156
Lookout Inc. (b) (d) (e) (f)	21	13
MasterCard Inc. - Class A	56	6,837
Microsoft Corp.	110	7,606
Murata Manufacturing Co. Ltd.	65	9,870
NEC Electronics Corp. (b)	279	2,438
Nintendo Co. Ltd.	21	6,985
Nokia Oyj	2,101	12,901
Nuance Communications Inc. (b)	74	1,284
Pure Storage Inc. - Class A (b) (g)	446	5,716
QUALCOMM Inc.	445	24,576
Rohm Co. Ltd.	112	8,654
Sabre Corp.	266	5,801
Snap Inc. - Class A (b) (g)	244	4,333
Trend Micro Inc.	28	1,462
Ubisoft Entertainment SA (b)	90	5,093
VeriFone Systems Inc. (b)	263	4,766
VeriSign Inc. (b)	7	664
Visa Inc. - Class A	70	6,528
VMware Inc. - Class A (b) (g)	58	5,104
Western Digital Corp.	4	324
		263,821
Materials 3.1%
Air Products & Chemicals Inc.	129	18,402
Asahi Kasei Corp.	514	5,551
Axalta Coating Systems Ltd. (b)	375	12,024
Crown Holdings Inc. (b)	7	446
EI du Pont de Nemours & Co.	280	22,611
Evonik Industries AG	123	3,942
Formosa Chemicals & Fibre Corp.	266	835
Formosa Plastics Corp.	283	864
Hitachi Chemical Co. Ltd.	152	4,554
International Paper Co.	10	587
Kuraray Co. Ltd.	51	928
LG Chem Ltd.	6	1,460
Nan Ya Plastics Corp.	356	884
Nitto Denko Corp.	79	6,547
Packaging Corp. of America	6	723
Platinum Group Metals Ltd. (b) (g)	147	124
Platinum Group Metals Ltd. (b) (g)	709	592
POSCO	4	1,118
PTT Global Chemical PCL	527	1,067
PTT Global Chemical PCL	62	125
Shin-Etsu Chemical Co. Ltd.	178	16,197
Siam Cement PCL - NVDR	88	1,306
Tokyo Steel Manufacturing Co. Ltd.	94	795
Toray Industries Inc.	554	4,644
Ube Industries Ltd.	1,408	3,642
Umicore	69	4,780
WestRock Co.	111	6,264
Yamato Kogyo Co. Ltd.	22	575
		121,587
Real Estate 1.4%
American Tower Corp.	6	794
CapitaLand Ltd.	2,958	7,538
Hang Lung Properties Ltd.	253	634
Link REIT	156	1,184
Mitsubishi Estate Co. Ltd.	320	5,982
Simon Property Group Inc.	3	447
Sino Land Co.	464	762
St. Joe Co. (b) (g)	301	5,653
Sun Hung Kai Properties Ltd.	1,027	15,133
Swire Pacific Ltd. - Class A	100	979
Unibail-Rodamco SE	25	6,222
Vonovia SE	143	5,698
Wharf Holdings Ltd.	158	1,312
		52,338
Telecommunication Services 2.2%
Advanced Info Service PCL	189	987
Advanced Info Service PCL	89	467
Cellnex Telecom SAU	499	10,346
China Mobile Ltd. - ADR	22	1,148
Chunghwa Telecom Co. Ltd.	376	1,336

See accompanying Notes to Financial Statements.

6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Deutsche Telekom AG	501	9,025
Far EasTone Telecommunications Co. Ltd.	403	1,027
HKT Trust	752	987
Intouch Holdings PCL - NVDR	825	1,387
KDDI Corp.	130	3,445
Nippon Telegraph & Telephone Corp.	32	1,493
NTT DoCoMo Inc.	91	2,141
Singapore Telecommunications Ltd.	599	1,696
SK Telecom Co. Ltd.	5	1,202
Taiwan Mobile Co. Ltd.	423	1,592
Telecom Italia SpA	162	120
Telecom Italia SpA (b)	10,040	9,289
Verizon Communications Inc.	371	16,555
Vodafone Group Plc	5,969	16,978
Vodafone Group Plc - ADR	197	5,662
		86,883
Utilities 2.1%
CenterPoint Energy Inc.	8	214
CEZ A/S	61	1,071
Chubu Electric Power Co. Inc.	122	1,628
CK Infrastructure Holdings Ltd.	122	1,025
CLP Holdings Ltd.	127	1,345
Enel SpA	1,652	8,883
Gas Natural SDG SA	125	2,928
Innogy SE	501	19,807
National Grid Plc	37	465
NextEra Energy Inc.	130	18,182
NextEra Energy Partners LP	136	5,049
Power Assets Holdings Ltd.	109	963
Sempra Energy	68	7,666
Snam Rete Gas SpA	128	559
Tokyo Gas Co. Ltd.	2,075	10,814
Vistra Energy Corp.	125	2,097
		82,696
Total Common Stocks (cost $1,709,998)		1,956,556
TRUST PREFERRED 0.2%
Financials 0.2%
Citigroup Capital XIII, 7.54%, (callable at 25 beginning 08/10/17)	136	3,544
GMAC Capital Trust I, 6.69%, (callable at 25 beginning 08/10/17)	148	3,889
Total Trust Preferreds (cost $7,502)		7,433
PREFERRED STOCKS 1.8%
Financials 0.4%
Mandatory Exchangeable Trust, 5.75%, 06/03/19 (h) (i)	58	9,586
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (j)	65	1,937
Wells Fargo & Co. - Series L, 7.50% (h) (j)	1	1,594
		13,117
Health Care 0.3%
Anthem Inc., 5.25%, 05/01/18 (h)	151	7,955
Grand Rounds Inc. - Series C (b) (d) (e) (f)	639	1,942
		9,897
Industrials 0.0%
Stericycle Inc., 5.25%, 09/15/18 (g) (h)	19	1,262
Information Technology 0.8%
Domo Inc. - Series E (b) (d) (e) (f)	654	5,781
Dropbox Inc. - Series C (b) (d) (e) (f)	408	3,326
Lookout Inc. - Series F (b) (d) (e) (f)	284	2,826
Palantir Technologies Inc. (b) (d) (e) (f)	512	4,105
Uber Technologies Inc. (b) (d) (e) (f)	303	16,332
		32,370
Real Estate 0.1%
Welltower Inc., 6.50% (h) (j)	58	3,815
Utilities 0.2%
Dominion Energy Inc. - Series A, 6.38%, 07/01/17 (g) (h)	33	1,556
Dominion Resources Inc. - Series A, 6.75%, 08/15/19 (g)	123	6,165
		7,721
Total Preferred Stocks (cost $54,789)		68,182
WARRANTS 0.0%
Quintis Ltd. (b) (d)	370	1
TFS Corp. Ltd. (b) (d) (e)	105	—
Total Warrants (cost $0)		1
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Logistics UK 2015 Plc
Series 2015-F-1A, 3.90%, 08/20/18, GBP (e) (f) (k)	2,100	2,718
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,211)		2,718
CORPORATE BONDS AND NOTES 6.4%
Consumer Discretionary 0.2%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (i)	983	977
Cablevision Systems Corp.
5.88%, 09/15/22	1,032	1,079
CCO Holdings LLC
5.13%, 05/01/27 (i)	2,410	2,471
Delta Topco Ltd.
2.00%, 07/23/19 (d) (e) (f) (l)	165	229
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (i)	2,150	2,216
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (i) (j)	2,238	2,378
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (i)	720	749
		10,099
Consumer Staples 0.2%
Celestial Nutrifoods Ltd.
0.00%, 06/12/11, SGD (b) (d) (e) (h) (m)	400	—
China Milk Products Group Ltd.
0.00%, 01/05/12 (b) (d) (e) (h) (m)	100	1
Danone SA
2.59%, 11/02/23 (i)	3,120	3,048
Edgewell Personal Care Co.
4.70%, 05/19/21 - 05/24/22	3,178	3,394
REI Agro Ltd.
0.00%, 11/13/14 (b) (e) (f) (h) (m)	813	3
		6,446
Energy 0.2%
Cobalt International Energy Inc.
2.63%, 12/01/19 (h)	4,392	1,084
3.13%, 05/15/24 (h)	5,391	1,078
Petroleos Mexicanos
4.88%, 03/11/22 (i) (k)	3,093	3,337
4.63%, 09/21/23	3,370	3,406
		8,905
Financials 2.9%
Ally Financial Inc.
3.50%, 01/27/19	1,906	1,934
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (j)	1,960	1,994
American Express Credit Corp.
2.70%, 03/03/22	5,825	5,869
Bank of America Corp.
2.60%, 01/15/19	1,532	1,547
3.30%, 01/11/23	3,194	3,255
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (i)	6,100	8,491
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,090	2,123
BNP Paribas SA
2.40%, 12/12/18	4,516	4,555
CapitaLand Ltd.
1.95%, 10/17/23, SGD (h) (i)	3,000	2,229
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (j)	3,527	3,697
2.70%, 03/30/21	2,983	3,003
2.90%, 12/08/21	1,369	1,383
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	873	912
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (h) (i)	4,947	3,809

See accompanying Notes to Financial Statements.

7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,362	2,423
2.55%, 10/05/18	863	869
2.26%, 03/28/19	1,195	1,196
GE Capital International Funding Co.
2.34%, 11/15/20	1,171	1,181
General Electric Capital Corp.
5.55%, 05/04/20	371	408
6.37%, 11/15/67 (k)	1,790	1,808
General Motors Financial Co. Inc.
3.45%, 04/10/22	1,202	1,220
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (j)	3,081	3,228
5.70%, (callable at 100 beginning 05/10/19) (j)	2,937	3,059
2.60%, 12/27/20	9,521	9,553
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (h) (j)	5,500	5,789
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (h) (j)	1,440	1,472
Intesa Sanpaolo SpA
3.88%, 01/15/19	3,709	3,799
JPMorgan Chase & Co.
2.30%, 08/15/21	4,127	4,103
4.35%, 08/15/21	1,287	1,376
2.16%, 01/15/23 (k)	3,318	3,338
Lloyds Bank Plc
13.00%, (callable at 100 beginning 01/22/29), GBP (j)	2,746	6,716
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (j)	2,152	2,226
Petrobras Global Finance BV
6.13%, 01/17/22	5,815	6,020
Prudential Financial Inc.
5.87%, 09/15/42 (k)	1,670	1,854
5.63%, 06/15/43 (k)	1,106	1,212
Synchrony Financial
3.75%, 08/15/21	793	814
UBS Group AG
4.13%, 09/24/25 (i)	1,805	1,888
USB Capital IX
3.50%, (callable at 100 beginning 08/11/17) (j)	759	674
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (f)	1,313	1,321
		112,348
Health Care 0.6%
AbbVie Inc.
2.50%, 05/14/20	3,200	3,237
2.30%, 05/14/21	2,591	2,580
Actavis Funding SCS
3.45%, 03/15/22	2,759	2,844
Becton Dickinson & Co.
2.68%, 12/15/19	1,241	1,256
3.13%, 11/08/21	2,808	2,851
2.89%, 06/06/22	2,295	2,298
Bio City Development Co. BV
0.00%, 07/06/18 (b) (d) (e) (f) (h) (m)	600	192
Forest Laboratories Inc.
5.00%, 12/15/21 (i)	1,445	1,583
Medtronic Inc.
3.15%, 03/15/22	3,384	3,498
Mylan Inc.
2.55%, 03/28/19	2,137	2,153
		22,492
Industrials 0.1%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (j)	3,035	3,214
Inversiones Alsacia SA
0.00%, 12/31/18 (b) (e) (f) (m)	2,335	82
Odebrecht Finance Ltd.
4.38%, 04/25/25 (i)	1,845	710
Suzlon Energy Ltd.
5.75%, 07/16/19 (h) (i) (n)	521	576
		4,582
Information Technology 0.6%
Activision Blizzard Inc.
2.30%, 09/15/21	775	762
AliphCom Inc.
0.00%, 04/01/20 (d) (e) (f) (h) (o)	13,943	350
Apple Inc.
3.35%, 02/09/27	5,015	5,127
3.20%, 05/11/27	4,840	4,885
eBay Inc.
3.80%, 03/09/22	1,524	1,595
Oracle Corp.
1.90%, 09/15/21	4,626	4,581
QUALCOMM Inc.
3.00%, 05/20/22	3,547	3,635
2.60%, 01/30/23	2,990	2,979
		23,914
Materials 0.4%
Constellium NV
7.00%, 01/15/23, EUR (i)	272	319
EI du Pont de Nemours & Co.
2.20%, 05/01/20	3,245	3,257
Sherwin-Williams Co.
2.25%, 05/15/20	1,850	1,852
2.75%, 06/01/22	1,070	1,069
TFS Corp. Ltd.
8.75%, 08/01/23 (e) (f) (g)	9,935	8,855
		15,352
Real Estate 0.2%
American Tower Corp.
3.40%, 02/15/19	1,265	1,290
Global Logistic Properties Ltd.
3.88%, 06/04/25 (g) (i)	4,100	3,967
Trust F/1401
5.25%, 12/15/24 (i)	1,209	1,263
		6,520
Telecommunication Services 1.0%
AT&T Inc.
3.00%, 06/30/22	5,976	5,987
Hughes Satellite Systems Corp.
7.63%, 06/15/21	449	509
Intelsat Jackson Holdings SA
7.50%, 04/01/21	2,485	2,296
8.00%, 02/15/24 (i)	817	881
Telecom Italia SpA
5.30%, 05/30/24 (i)	2,743	2,956
Telefonica Participaciones SAU
4.90%, 09/25/17, EUR (f) (h)	700	743
4.90%, 09/25/17, EUR (h)	3,800	4,032
Telefonica SA
6.00%, 07/24/17, EUR (f) (h)	1,300	1,404
T-Mobile USA Inc.
4.00%, 04/15/22	483	502
6.00%, 04/15/24	1,901	2,040
Verizon Communications Inc.
3.13%, 03/16/22	14,584	14,773
2.45%, 11/01/22	734	721
2.63%, 08/15/26	1,412	1,301
		38,145
Total Corporate Bonds And Notes (cost $270,740)		248,803
VARIABLE RATE SENIOR LOAN INTERESTS 0.4% (k)
Consumer Discretionary 0.1%
Hilton Worldwide Finance LLC
Term Loan B-2, 3.22%, 10/25/23	4,876	4,889
Neiman Marcus Group Inc.
Term Loan, 4.34%, 10/25/20	1,421	1,062
		5,951
Energy 0.2%
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (b) (m)	1,552	995
Fieldwood Energy LLC
1st Lien Term Loan, 8.04%, 08/31/20	486	453
1st Lien Term Loan, 8.38%, 09/24/20	656	517
2nd Lien Term Loan, 8.38%, 09/24/20	1,104	610

See accompanying Notes to Financial Statements.

8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Seadrill Partners Finco LLC
Term Loan B, 4.15%, 02/12/21	5,648	3,592
		6,167
Financials 0.1%
Sheridan Investment Partners II LP
Term Loan A, 4.55%, 12/02/20	455	387
Term Loan B, 4.55%, 12/02/20	3,273	2,782
Term Loan M, 4.55%, 12/02/20	170	144
		3,313
Total Variable Rate Senior Loan Interests (cost $19,014)		15,431
GOVERNMENT AND AGENCY OBLIGATIONS 24.1%
Sovereign 10.5%
Argentina Republic Government International Bond
3.88%, 01/15/22, EUR (f)	1,919	2,182
5.63%, 01/26/22 (g)	3,270	3,350
7.50%, 04/22/26	7,218	7,752
6.88%, 04/22/21 - 01/26/27	7,649	8,005
Australia Government Bond
5.75%, 05/15/21 - 07/15/22, AUD (f)	51,008	45,361
5.50%, 04/21/23, AUD (f)	5,518	4,979
3.00%, 03/21/47, AUD (f)	12,306	8,577
Brazil Government International Bond
4.88%, 01/22/21 (g)	1,845	1,935
Brazil Letras do Tesouro Nacional
10.00%, 01/01/18, BRL	22,378	6,790
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23, BRL	58,811	17,559
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (f) (o)	16,385	18,047
Canada Government Bond
0.50%, 08/01/18, CAD	39,155	30,042
0.75%, 03/01/21, CAD	9,617	7,276
City of Buenos Aires, Argentina
8.95%, 02/19/21 (i)	357	397
Export-Import Bank of Korea
2.88%, 09/17/18	1,297	1,310
2.63%, 12/30/20	2,372	2,378
Federative Republic of Brazil
2.63%, 01/05/23	2,834	2,629
Hungary Government International Bond
6.25%, 01/29/20	2,925	3,203
6.38%, 03/29/21	8,252	9,284
Indonesia Government International Bond
6.88%, 01/17/18 (i)	2,136	2,192
4.88%, 05/05/21 (f)	953	1,024
3.70%, 01/08/22 (i)	1,335	1,372
2.63%, 06/14/23, EUR (i)	4,491	5,381
Japan Government Bond
0.10%, 03/15/18, JPY	2,056,950	18,319
0.10%, 10/15/18, JPY	2,693,300	24,013
Mexico Bonos
8.50%, 12/13/18, MXN	276,070	15,558
6.50%, 06/10/21, MXN	552,987	30,351
New Zealand Government Bond
6.00%, 05/15/21, NZD	21,870	18,146
Poland Government Bond
3.25%, 07/25/25, PLN	35,936	9,780
2.50%, 07/25/26 - 07/25/27, PLN	155,752	39,086
Poland Government International Bond
5.00%, 03/23/22	1,324	1,471
Saudi Government International Bond
2.38%, 10/26/21 (i)	4,215	4,140
Turkey Government Bond
11.00%, 03/02/22, TRY	36,839	10,664
United Kingdom Gilt Treasury Bond
2.75%, 09/07/24, GBP (f)	19,611	28,784
2.00%, 09/07/25, GBP	508	710
United Kingdom Treasury Bond
0.50%, 07/22/22, GBP	9,270	11,962
		404,009
Treasury Inflation Indexed Securities 1.2%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22, BRL (p)	11,242	10,560
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (q)	35,876	35,237
		45,797
U.S. Treasury Securities 12.4%
U.S. Treasury Note
0.75%, 12/31/17 (r)	11,000	10,976
1.13%, 07/31/21	8,239	8,030
1.88%, 04/30/22	131,066	131,025
1.75%, 05/31/22 - 06/30/22	255,131	253,540
2.25%, 02/15/27	76,185	75,852
		479,423
Total Government And Agency Obligations (cost $928,575)		929,229
INVESTMENT COMPANIES 3.7%
ETFS Gold Trust (b) (r) (s)	16	1,885
ETFS Physical Palladium Trust (b) (r)	26	2,064
ETFS Platinum Trust (b) (r)	22	1,908
iShares Gold Trust Fund (b) (r) (t)	741	8,842
SPDR Gold Trust ETF (b) (r) (s)	1,076	126,967
Total Investment Companies (cost $149,508)		141,666
SHORT TERM INVESTMENTS 13.0%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (t) (u)	2,695	2,695
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (t) (u)	36,395	36,395
Treasury Securities 12.0%
U.S. Treasury Bill
0.63%, 07/06/17	91,000	90,988
0.60%, 07/13/17	17,000	16,995
0.61%, 07/20/17 - 07/27/17	255,015	254,880
0.90%, 08/10/17	25,000	24,975
0.89%, 08/17/17	64,000	63,927
0.96%, 09/07/17	10,000	9,982
		461,747
Total Short Term Investments (cost $500,849)		500,837
Total Investments 100.4% (cost $3,644,186)		3,870,856
Total Securities Sold Short (0.8)% (proceeds $27,622)		(30,561)
Total Purchased Options 0.4% (cost $16,047)		15,495
Other Derivative Instruments 0.0%		573
Other Assets and Liabilities, Net (0.0)%		(224)
Total Net Assets 100.0%		$3,856,139

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) All or portion of the security was on loan.

(h) Convertible security.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $66,916 and 1.7%, respectively.

(j) Perpetual security.

(k) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(l) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(m) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

See accompanying Notes to Financial Statements.

9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

(p) Treasury inflation indexed note, par amount is not adjusted for inflation.

(q) Treasury inflation indexed note, par amount is adjusted for inflation.

(r) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

(s) All or a portion of the security is subject to a written call option.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

SECURITIES SOLD SHORT (0.8%)
COMMON STOCKS (0.8%)
Consumer Staples (0.1%)
Procter & Gamble Co.	(64)	$(5,580)
Financials (0.3%)
Bank of Montreal	(66)	(4,836)
Royal Bank of Canada	(82)	(5,983)
		(10,819)
Industrials (0.2%)
Caterpillar Inc.	(54)	(5,773)
Real Estate (0.2%)
ProLogis Inc.	(143)	(8,389)
Total Common Stocks (proceeds $27,622)		(30,561)
Total Securities Sold Short (0.8%) (proceeds $27,622)		$(30,561)

JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 96.7%
Consumer Discretionary 9.4%
Brunswick Corp. (a)	110	$6,886
Comcast Corp. - Class A (a)	283	11,004
Fujitsu General Ltd.	211	4,881
Haseko Corp.	250	3,037
International Speedway Corp. - Class A (a)	59	2,204
Persimmon Plc	118	3,444
Pulte Homes Inc. (a)	165	4,039
Suzuki Motor Corp.	184	8,803
TJX Cos. Inc.	61	4,366
Twenty-First Century Fox Inc. - Class A	111	3,138
Videocon d2h Ltd. - ADR (a) (b)	501	4,884
WH Smith Plc	120	2,681
WPP Plc	148	3,108
		62,475
Consumer Staples 6.9%
Coca-Cola Bottlers Japan Inc.	234	6,771
Coca-Cola European Partners Plc	93	3,792
CVS Health Corp.	54	4,328
Matsumotokiyoshi Holdings Co. Ltd.	77	4,385
Nomad Holdings Ltd. (a) (b)	456	6,441
Seven & I Holdings Co. Ltd.	126	5,214
Tesco Plc (b)	1,241	2,733
WH Group Ltd.	12,041	12,194
		45,858
Energy 6.0%
Boardwalk Pipeline Partners LP (a)	161	2,906
Diamondback Energy Inc. (b)	76	6,765
EQT Corp. (a)	107	6,294
Jagged Peak Energy Inc. (b) (c)	154	2,051
Parsley Energy Inc. - Class A (a) (b)	195	5,411
Pioneer Natural Resources Co. (a)	42	6,765
Tesoro Corp.	67	6,250
Viper Energy Partners LP	10	149
YPF SA - Class D - ADR	144	3,159
		39,750
Financials 17.2%
Admiral Group Plc	96	2,495
Aldermore Group Plc (b)	1,153	3,276
Allianz SE	17	3,381
Allstate Corp.	57	5,007
American Express Co.	62	5,242
Aurelius Equity Opportunities SE and Co. KGaA (c)	44	2,352
Bank of America Corp. (a)	203	4,917
Bank Rakyat Indonesia Persero Tbk PT	2,641	3,024
Berkshire Hathaway Inc. - Class B (a) (b)	42	7,085
Chubb Ltd. (a)	101	14,650
Citigroup Inc.	142	9,521
Direct Line Insurance Group Plc	626	2,899
East West Bancorp Inc.	65	3,807
ICICI Bank Ltd. - ADR	493	4,425
Lloyds Banking Group Plc	7,986	6,893
Loews Corp. (a)	58	2,731
Muenchener Rueckversicherungs AG	17	3,407
SunTrust Banks Inc. (a)	55	3,143
Swiss Re AG	41	3,731
Tokio Marine Holdings Inc.	147	6,145
Unum Group	75	3,508
Wells Fargo & Co.	148	8,190
Zenkoku Hosho Co. Ltd.	92	3,769
		113,598
Health Care 12.7%
Allscripts-Misys Healthcare Solutions Inc. (b)	284	3,630
Anthem Inc. (a)	67	12,639
Bayer AG	28	3,577
CIGNA Corp.	25	4,163
ConvaTec Group Plc (b)	915	3,805
DaVita Inc. (b)	72	4,664
HCA Healthcare Inc. (b)	50	4,379
Laboratory Corp. of America Holdings (a) (b)	66	10,245
Merck & Co. Inc. (a) (d)	210	13,443
Pfizer Inc. (a)	142	4,785
Quest Diagnostics Inc. (a)	47	5,176
Roche Holding AG	29	7,280
Shire Plc	110	6,069
		83,855
Industrials 15.0%
Air Lease Corp. - Class A (a)	81	3,033
Babcock International Group Plc	280	3,208
Bollore SA	804	3,665
Eaton Corp. Plc	100	7,786
Fuji Electric Holdings Co. Ltd.	928	4,894
General Electric Co.	344	9,288
Georg Fischer AG	4	3,661
Honeywell International Inc.	24	3,178
KION Group AG	48	3,685
Koninklijke Philips Electronics NV	170	6,070
Melrose Industries Plc	1,289	4,079
Northrop Grumman Systems Corp. (a)	16	4,188
NSK Ltd.	276	3,508
Randstad Holding NV	59	3,437
Raytheon Co. (a)	62	9,992
Siemens AG	60	8,300
Teleperformance	58	7,469
United Technologies Corp. (a)	34	4,152
Vinci SA	68	5,784
		99,377
Information Technology 18.4%
Alphabet Inc. - Class C (a) (b)	13	11,774
Alps Electric Co. Ltd. (c)	157	4,552
Apple Inc.	23	3,361
Capgemini SA	70	7,253
Cisco Systems Inc. (a)	141	4,426
CommScope Holding Co. Inc. (a) (b)	93	3,538
DXC Technology Co.	100	7,700
eBay Inc. (a) (b)	234	8,168
Flextronics International Ltd. (a) (b)	705	11,495
HP Inc.	227	3,965
Jabil Inc. (a)	114	3,315
Leidos Holdings Inc.	134	6,951
Microsoft Corp.	236	16,279
NetEase.com Inc. - ADR	11	3,287
Oracle Corp. (a)	220	11,026
PayPal Holdings Inc. (a) (b)	66	3,544
RIB Software SE (c)	197	3,331
Samsung Electronics Co. Ltd.	2	4,560
TE Connectivity Ltd.	43	3,381
		121,906
Materials 8.1%
Berry Global Group Inc. (b)	10	545

See accompanying Notes to Financial Statements.

10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Cemex SAB de CV - ADR (b)	400	3,773
CRH Plc	285	10,181
Dow Chemical Co. (a)	86	5,428
LafargeHolcim Ltd.	90	5,193
PPG Industries Inc.	35	3,860
RPC Group Plc	528	5,185
Steel Dynamics Inc.	130	4,657
Ternium SA - ADR	148	4,152
Valvoline Inc.	136	3,227
WestRock Co. (a)	93	5,246
Yara International ASA	63	2,351
		53,798
Telecommunication Services 3.0%
LG Uplus Corp.	145	1,976
Nippon Telegraph & Telephone Corp.	204	9,657
Telecom Italia SpA (b)	3,426	3,170
Vodafone Group Plc	1,816	5,166
		19,969
Total Common Stocks (cost $579,766)		640,586
PREFERRED STOCKS 2.0%
Consumer Discretionary 0.7%
Volkswagen AG	32	4,941
Information Technology 1.3%
Samsung Electronics Co. Ltd.	5	8,253
Total Preferred Stocks (cost $10,483)		13,194
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	9,285	9,285
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (f)	3,846	3,846
Total Short Term Investments (cost $13,131)		13,131
Total Investments 100.7% (cost $603,380)		666,911
Total Securities Sold Short (43.2)% (proceeds $263,039)		(286,250)
Other Derivative Instruments (0.2)%		(1,042)
Other Assets and Liabilities, Net 42.7%		282,539
Total Net Assets 100.0%		$662,158

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) All or a portion of the security is subject to a written call option.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

SECURITIES SOLD SHORT (43.2%)
COMMON STOCKS (43.2%)
Consumer Discretionary (8.6%)
Asics Corp.	(122)	$(2,278)
Benesse Holdings Inc.	(55)	(2,082)
Buffalo Wild Wings Inc.	(9)	(1,138)
Carmax Inc.	(47)	(2,974)
Cie Financiere Richemont SA	(26)	(2,125)
Cineplex Inc.	(78)	(3,183)
Columbia Sportswear Co.	(29)	(1,709)
Cracker Barrel Old Country Store Inc.	(19)	(3,176)
CyberAgent Inc.	(59)	(1,847)
Domino's Pizza Enterprises Ltd.	(40)	(1,585)
Dorman Products Inc.	(14)	(1,193)
Ferrari NV	(23)	(1,957)
Fox Factory Holding Corp.	(44)	(1,578)
Gildan Activewear Inc.	(51)	(1,553)
Harley-Davidson Inc.	(45)	(2,425)
Kingfisher Plc	(751)	(2,942)
Kohl's Corp.	(55)	(2,111)
Manchester United Plc - Class A	(100)	(1,625)
Netflix Inc.	(17)	(2,536)
Ocado Group Plc	(649)	(2,448)
Shenzhou International Group Holdings Ltd.	(306)	(2,019)
Shimano Inc.	(11)	(1,760)
Singapore Press Holdings Ltd.	(1,252)	(2,940)
Tesla Inc.	(10)	(3,574)
Thor Industries Inc.	(19)	(1,970)
Wayfair Inc. - Class A	(30)	(2,337)
		(57,065)
Consumer Staples (3.5%)
AEON Co. Ltd.	(87)	(1,323)
Carrefour SA	(77)	(1,949)
Casey's General Stores Inc.	(19)	(2,002)
Coca-Cola Amatil Ltd.	(343)	(2,431)
Colruyt SA	(43)	(2,280)
FamilyMart UNY Holdings Co. Ltd.	(35)	(2,001)
Lindt & Spruengli AG	—	(2,093)
Nissin Foods Holdings Co. Ltd.	(30)	(1,876)
Salmar ASA	(64)	(1,590)
Tootsie Roll Industries Inc.	(47)	(1,648)
Wesfarmers Ltd.	(120)	(3,692)
		(22,885)
Energy (3.3%)
Amec Foster Wheeler Plc	(314)	(1,919)
Apache Corp.	(55)	(2,652)
Fugro NV - CVA	(90)	(1,336)
Hess Corp.	(58)	(2,531)
Kinder Morgan Inc.	(87)	(1,673)
Laredo Petroleum Holdings Inc.	(213)	(2,238)
National Oilwell Varco Inc.	(75)	(2,461)
Neste Oil Oyj	(56)	(2,228)
Schlumberger Ltd.	(29)	(1,927)
Statoil ASA	(160)	(2,663)
		(21,628)
Financials (4.5%)
Bank of East Asia Ltd.	(502)	(2,162)
Bankinter SA	(167)	(1,540)
Cincinnati Financial Corp.	(54)	(3,878)
Community Bank System Inc.	(53)	(2,936)
Cullen/Frost Bankers Inc.	(26)	(2,482)
FactSet Research Systems Inc.	(11)	(1,794)
Hargreaves Lansdown Plc	(145)	(2,453)
Mercury General Corp.	(50)	(2,677)
National Australia Bank Ltd.	(75)	(1,708)
RLI Corp.	(61)	(3,319)
UMB Financial Corp.	(36)	(2,687)
Westamerica Bancorp	(44)	(2,439)
		(30,075)
Health Care (4.0%)
Elekta AB - Class B	(255)	(2,419)
Eli Lilly & Co.	(40)	(3,281)
GW Pharmaceuticals Plc - ADS	(14)	(1,437)
Haemonetics Corp.	(44)	(1,719)
Healthscope Ltd.	(1,462)	(2,491)
Hisamitsu Pharmaceutical Co. Inc.	(52)	(2,517)
Idexx Laboratories Inc.	(18)	(2,871)
Juno Therapeutics Inc.	(55)	(1,637)
Kite Pharma Inc.	(19)	(1,991)
Mediclinic International Plc	(128)	(1,232)
Taisho Pharmaceutical Holdings Co. Ltd.	(21)	(1,615)
TESARO Inc.	(9)	(1,315)
Vertex Pharmaceuticals Inc.	(16)	(2,032)
		(26,557)
Industrials (8.7%)
Airbus SE	(23)	(1,878)
Brambles Ltd.	(181)	(1,358)
Flowserve Corp.	(33)	(1,531)
GEA Group AG	(107)	(4,410)
Geberit AG	(3)	(1,571)
Grafton Group Plc	(210)	(1,928)
Heartland Express Inc.	(84)	(1,744)
Japan Airport Terminal Co. Ltd.	(17)	(635)
Middleby Corp.	(15)	(1,830)
MTU Aero Engines Holding AG	(14)	(1,988)
Multi-Color Corp.	(35)	(2,819)
Ritchie Bros. Auctioneers Inc.	(89)	(2,552)
Rockwell Automation Inc.	(19)	(3,107)
Rollins Inc.	(64)	(2,601)
SembCorp Marine Ltd.	(1,056)	(1,266)
SGS SA	(1)	(2,711)

See accompanying Notes to Financial Statements.

11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Singapore Airlines Ltd.	(306)	(2,251)
Singapore Airport Terminal Services Ltd.	(734)	(2,725)
Sohgo Security Services Co. Ltd.	(35)	(1,597)
TransDigm Group Inc.	(8)	(2,106)
Travis Perkins Plc	(132)	(2,504)
Trex Co. Inc.	(36)	(2,448)
Verisk Analytics Inc.	(44)	(3,743)
Wabtec Corp.	(28)	(2,567)
Wartsila Oyj	(26)	(1,541)
Weir Group Plc	(100)	(2,264)
		(57,675)
Information Technology (6.4%)
Arista Networks Inc.	(21)	(3,133)
Blackbaud Inc.	(33)	(2,846)
Cognex Corp.	(28)	(2,360)
Cornerstone OnDemand Inc.	(55)	(1,968)
CoStar Group Inc.	(10)	(2,651)
F5 Networks Inc.	(13)	(1,605)
Gemalto NV	(35)	(2,080)
Hexagon AB - Class B	(59)	(2,808)
Infineon Technologies AG	(71)	(1,507)
Infosys Technologies Ltd. - ADR	(136)	(2,046)
Murata Manufacturing Co. Ltd.	(9)	(1,360)
National Instruments Corp.	(57)	(2,289)
Palo Alto Networks Inc.	(17)	(2,286)
Proofpoint Inc.	(21)	(1,857)
Ricoh Co. Ltd.	(188)	(1,668)
Snap Inc. - Class A	(50)	(888)
Ultimate Software Group Inc.	(15)	(3,079)
Wipro Ltd. - ADR	(555)	(2,884)
Workday Inc. - Class A	(34)	(3,322)
		(42,637)
Materials (3.7%)
Antofagasta Plc	(172)	(1,797)
AptarGroup Inc.	(35)	(3,013)
Balchem Corp.	(16)	(1,277)
Ball Corp.	(85)	(3,606)
Chr Hansen Holding A/S	(34)	(2,446)
Hecla Mining Co.	(275)	(1,404)
James Hardie Industries SE - CDI	(166)	(2,628)
NewMarket Corp.	(4)	(2,039)
Sonoco Products Co.	(65)	(3,342)
Vulcan Materials Co.	(25)	(3,130)
		(24,682)
Real Estate (0.5%)
Equinix Inc.	(7)	(3,046)
Total Common Stocks (proceeds $263,039)		(286,250)
Total Securities Sold Short (43.2%) (proceeds $263,039)		$(286,250)

JNL/Crescent High Income Fund (a)
CORPORATE BONDS AND NOTES 84.6%
Consumer Discretionary 21.8%
Altice SA
7.75%, 05/15/22	2,500	$2,653
AMC Networks Inc.
5.00%, 04/01/24	4,000	4,098
Asbury Automotive Group Inc.
6.00%, 12/15/24	3,500	3,562
Ashton Woods USA LLC
6.88%, 02/15/21 (b) (c)	1,500	1,527
AV Homes Inc.
6.63%, 05/15/22	4,000	4,114
Beazer Homes USA Inc.
7.25%, 02/01/23 (b)	2,500	2,609
6.75%, 03/15/25	450	469
Block Communications Inc.
6.88%, 02/15/25 (b) (c)	1,475	1,583
Cablevision Systems Corp.
5.88%, 09/15/22	4,500	4,706
CalAtlantic Group Inc.
5.00%, 06/15/27	1,400	1,402
CCM Merger Inc.
6.00%, 03/15/22 (b) (c)	400	411
CCO Holdings LLC
5.50%, 05/01/26	5,000	5,298
CEC Entertainment Inc.
8.00%, 02/15/22 (b)	1,000	1,042
Century Communities Inc.
5.88%, 07/15/25	3,375	3,360
Cequel Communications Holdings I LLC
5.13%, 12/15/21	4,000	4,078
CSC Holdings LLC
5.25%, 06/01/24	2,400	2,449
DISH DBS Corp.
5.13%, 05/01/20	5,250	5,489
6.75%, 06/01/21	1,500	1,664
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24	725	807
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (d)	2,000	2,039
GLP Capital LP
5.38%, 04/15/26	3,500	3,813
Guitar Center Inc.
6.50%, 04/15/19 (d)	1,000	871
Hanesbrands Inc.
4.88%, 05/15/26	3,500	3,552
iHeartCommunications Inc.
9.00%, 12/15/19	1,500	1,181
International Game Technology Plc
6.50%, 02/15/25	3,000	3,286
Intrepid Aviation Group Holdings LLC
6.88%, 02/15/19 (b) (c)	2,000	1,943
KB Home
4.75%, 05/15/19	1,800	1,855
KFC Holding Co.
5.25%, 06/01/26	4,500	4,731
4.75%, 06/01/27	550	561
Lamar Media Corp.
5.00%, 05/01/23	1,500	1,560
LIN Television Corp.
5.88%, 11/15/22	2,000	2,104
MDC Holdings Inc.
5.50%, 01/15/24	2,500	2,659
Melco Resorts Finance Ltd.
4.88%, 06/06/25	2,250	2,258
Meritage Homes Corp.
5.13%, 06/06/27	2,500	2,504
MGM Resorts International
7.75%, 03/15/22	900	1,054
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 (b) (c)	1,050	1,081
Nexteer Automotive Group Ltd.
5.88%, 11/15/21	2,600	2,727
Numericable Group SA
6.00%, 05/15/22	4,750	4,964
Penn National Gaming Inc.
5.63%, 01/15/27	3,500	3,559
PNK Entertainment Inc.
5.63%, 05/01/24	4,000	4,166
Sabre GLBL Inc.
5.25%, 11/15/23	3,750	3,901
Salem Media Group Inc.
6.75%, 06/01/24	850	872
Scientific Games International Inc.
10.00%, 12/01/22	3,750	4,111
Silversea Cruise Finance Ltd.
7.25%, 02/01/25	1,000	1,066
Sinclair Television Group Inc.
5.63%, 08/01/24	2,350	2,411
Sirius XM Radio Inc.
5.75%, 08/01/21	1,250	1,290
5.00%, 08/01/27	5,500	5,542
Sonic Automotive Inc.
6.13%, 03/15/27 (b) (c)	175	173
Suburban Propane Partners LP
5.50%, 06/01/24	1,600	1,594
Tempur Sealy International Inc.
5.63%, 10/15/23	2,750	2,853

See accompanying Notes to Financial Statements.

12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Townsquare Media Inc.
6.50%, 04/01/23 (b) (c) (d)	2,450	2,470
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25	4,250	4,264
Viking Cruises Ltd.
8.50%, 10/15/22	1,000	1,052
6.25%, 05/15/25 (b) (c)	1,000	1,009
VTR Finance BV
6.88%, 01/15/24	3,750	3,973
WideOpenWest Finance LLC
10.25%, 07/15/19	2,212	2,273
Wynn Las Vegas LLC
5.50%, 03/01/25	2,000	2,106
5.25%, 05/15/27	5,325	5,459
		150,208
Consumer Staples 4.3%
BI-LO LLC
8.63%, 09/15/18 (e)	1,575	709
Clearwater Seafoods Inc.
6.88%, 05/01/25 (b) (c)	625	657
Cott Beverages Inc.
5.38%, 07/01/22	2,575	2,667
Cott Holdings Inc.
5.50%, 04/01/25	1,650	1,684
Dean Foods Co.
6.50%, 03/15/23	4,500	4,744
Dole Food Co. Inc.
7.25%, 06/15/25 (b) (c)	675	702
Energizer SpinCo Inc.
5.50%, 06/15/25	3,000	3,142
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23	1,825	1,820
NBTY Inc.
7.63%, 05/15/21	3,000	3,181
Pinnacle Foods Finance LLC
5.88%, 01/15/24	500	534
Post Holdings Inc.
6.00%, 12/15/22	4,000	4,236
Vector Group Ltd.
6.13%, 02/01/25	5,200	5,393
		29,469
Energy 9.4%
Antero Resources Corp.
5.13%, 12/01/22	4,000	4,002
Calfrac Holdings LP
7.50%, 12/01/20	1,500	1,288
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	2,000	2,010
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	650	668
Chesapeake Energy Corp.
8.00%, 12/15/22	547	579
Concho Resources Inc.
5.50%, 04/01/23	3,450	3,554
Continental Resources Inc.
5.00%, 09/15/22	2,300	2,257
3.80%, 06/01/24	1,050	962
Crestwood Midstream Partners LP
6.25%, 04/01/23 (f)	2,250	2,303
CSI Compressco LP
7.25%, 08/15/22 (b)	2,525	2,321
Denbury Resources Inc.
9.00%, 05/15/21	1,250	1,189
5.50%, 05/01/22	1,500	846
Exterran Partners LP
6.00%, 04/01/21	2,001	1,961
FTS International Inc.
8.75%, 06/15/20 (g)	4,000	3,974
Genesis Energy LP
5.63%, 06/15/24	3,500	3,329
Hilcorp Energy I LP
5.00%, 12/01/24	1,025	943
Jones Energy Holdings LLC
6.75%, 04/01/22 (d)	3,000	2,077
Laredo Petroleum Inc.
5.63%, 01/15/22	2,000	1,949
Lonestar Resources America Inc.
8.75%, 04/15/19	750	718
Murphy Oil USA Inc.
6.00%, 08/15/23	2,575	2,714
5.63%, 05/01/27	1,775	1,850
Nabors Industries Inc.
5.50%, 01/15/23 (d)	1,125	1,066
Oasis Petroleum Inc.
6.88%, 03/15/22 (d)	1,000	974
Parker Drilling Co.
6.75%, 07/15/22	1,000	764
Pioneer Energy Services Corp.
6.13%, 03/15/22	850	666
RSP Permian Inc.
6.63%, 10/01/22	3,500	3,646
SM Energy Co.
6.75%, 09/15/26 (d)	1,000	954
Southwestern Energy Co.
5.80%, 01/23/20 (d) (f)	2,300	2,358
Summit Midstream Holdings LLC
5.50%, 08/15/22	750	751
Sunoco LP
6.38%, 04/01/23	3,600	3,803
Teine Energy Ltd.
6.88%, 09/30/22	1,425	1,439
Tesoro Corp.
5.13%, 12/15/26	1,425	1,549
Transocean Inc.
6.50%, 11/15/20 (d)	1,000	1,038
8.13%, 12/15/21 (d) (h)	1,000	1,047
Weatherford International Ltd.
7.75%, 06/15/21	1,500	1,506
4.50%, 04/15/22 (d)	1,625	1,432
		64,487
Financials 8.6%
Ally Financial Inc.
5.13%, 09/30/24 (d)	1,500	1,580
5.75%, 11/20/25 (d)	1,500	1,581
Altice Financing SA
6.50%, 01/15/22 (d)	3,500	3,659
6.63%, 02/15/23	1,250	1,327
Commerzbank AG
8.13%, 09/19/23	1,975	2,377
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,080
7.38%, 03/15/23	1,544	1,607
Dana Financing Luxembourg SARL
5.75%, 04/15/25	875	906
Diamond 1 Finance Corp.
7.13%, 06/15/24 (d)	4,500	4,947
Eagle Holding Co. II LLC
7.63%, 05/15/22 (e)	2,350	2,415
Grinding Media Inc.
7.38%, 12/15/23	2,500	2,706
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22	1,800	1,901
Horizon Pharma Financing Inc.
6.63%, 05/01/23 (d)	1,000	943
Icahn Enterprises LP
6.00%, 08/01/20	1,825	1,878
5.88%, 02/01/22	1,700	1,738
6.25%, 02/01/22	1,175	1,228
Intesa Sanpaolo SpA
5.02%, 06/26/24	2,000	2,031
Nexstar Escrow Corp.
5.63%, 08/01/24	2,925	2,957
Nielsen Finance LLC
5.00%, 04/15/22	1,250	1,297
Orchestra Borrower LLC
6.75%, 06/15/22	775	798
Peabody Securities Finance Corp.
6.00%, 03/31/22	700	698
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,159

See accompanying Notes to Financial Statements.

13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

5.13%, 05/28/24	2,050	2,153
SLM Corp.
5.50%, 01/15/19 - 01/25/23	5,500	5,682
Solera LLC
10.50%, 03/01/24	2,000	2,296
Springleaf Finance Corp.
5.25%, 12/15/19	3,000	3,114
Ziggo Bond Finance BV
6.00%, 01/15/27	2,050	2,080
Ziggo Secured Finance BV
5.50%, 01/15/27	1,250	1,285
		59,423
Health Care 6.1%
Community Health Systems Inc.
8.00%, 11/15/19 (d)	3,750	3,779
6.25%, 03/31/23	1,500	1,551
Endo Finance LLC
6.00%, 07/15/23	1,550	1,303
5.88%, 10/15/24	1,000	1,032
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23	1,200	1,002
HCA Inc.
6.50%, 02/15/20	2,500	2,725
5.00%, 03/15/24	1,050	1,113
5.38%, 02/01/25	3,300	3,476
Horizon Pharma Inc.
8.75%, 11/01/24 (b) (c)	250	254
Kindred Healthcare Inc.
6.38%, 04/15/22	3,000	2,952
Lifepoint Health Inc.
5.50%, 12/01/21	2,000	2,070
5.88%, 12/01/23	1,500	1,583
Mallinckrodt International Finance SA
5.75%, 08/01/22	2,000	1,880
5.63%, 10/15/23 (d)	1,000	912
MEDNAX Inc.
5.25%, 12/01/23	1,500	1,549
Tenet Healthcare Corp.
4.75%, 06/01/20	3,000	3,112
8.00%, 08/01/20 (d)	1,000	1,016
4.38%, 10/01/21	750	761
Universal Health Services Inc.
5.00%, 06/01/26	2,500	2,580
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,581
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24	2,500	2,637
		41,868
Industrials 5.1%
ADT Corp.
4.13%, 06/15/23	3,500	3,469
Ahern Rentals Inc.
7.38%, 05/15/23	500	408
Ashtead Capital Inc.
6.50%, 07/15/22	750	777
5.63%, 10/01/24	1,570	1,685
Bombardier Inc.
8.75%, 12/01/21	1,000	1,112
6.00%, 10/15/22	1,250	1,252
Fly Leasing Ltd.
6.38%, 10/15/21 (b) (d)	3,045	3,193
Gibraltar Industries Inc.
6.25%, 02/01/21 (f)	3,850	3,983
KAR Auction Services Inc.
5.13%, 06/01/25	1,225	1,249
Mobile Mini Inc.
5.88%, 07/01/24	1,925	1,998
Monitronics International Inc.
9.13%, 04/01/20 (d)	3,600	3,420
Park Aerospace Holdings Ltd.
5.50%, 02/15/24	2,500	2,613
TransDigm Inc.
6.00%, 07/15/22	2,000	2,058
6.38%, 06/15/26	500	508
Tutor Perini Corp.
6.88%, 05/01/25 (d)	975	1,025
United Rentals North America Inc.
5.75%, 11/15/24	2,500	2,624
5.50%, 07/15/25	1,500	1,574
XPO Logistics Inc.
6.50%, 06/15/22	2,150	2,260
		35,208
Information Technology 6.1%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (d)	2,000	2,112
BMC Software Finance Inc.
8.13%, 07/15/21	3,000	3,106
Booz Allen Hamilton Inc.
5.13%, 05/01/25	1,285	1,263
First Data Corp.
7.00%, 12/01/23	5,000	5,337
Infor Software Parent LLC
7.13%, 05/01/21 (e)	1,500	1,548
Ingram Micro Inc.
5.00%, 08/10/22	450	459
5.45%, 12/15/24 (f)	3,000	3,084
j2 Cloud Services LLC
6.00%, 07/15/25	5,825	5,996
Match Group Inc.
6.38%, 06/01/24	2,500	2,727
Micron Technology Inc.
5.50%, 02/01/25	525	554
NCR Corp.
5.00%, 07/15/22	2,500	2,560
Open Text Corp.
5.88%, 06/01/26	3,000	3,217
Plantronics Inc.
5.50%, 05/31/23	1,000	1,049
Seagate HDD Cayman
4.88%, 06/01/27	2,750	2,750
Sensata Technologies BV
5.00%, 10/01/25	1,275	1,333
VeriSign Inc.
4.75%, 07/15/27	1,850	1,870
Western Digital Corp.
7.38%, 04/01/23	3,000	3,294
		42,259
Materials 10.5%
AK Steel Corp.
8.38%, 04/01/22 (d)	4,500	4,693
Alcoa Nederland Holding BV
6.75%, 09/30/24	250	272
7.00%, 09/30/26	1,400	1,538
ARD Finance SA
7.13%, 09/15/23 (e)	3,200	3,420
Building Materials Corp. of America
5.38%, 11/15/24	3,500	3,675
Cemex SAB de CV
7.75%, 04/16/26	3,000	3,434
CF Industries Holding Inc.
7.13%, 05/01/20	3,250	3,587
Chemours Co.
6.63%, 05/15/23	1,000	1,059
7.00%, 05/15/25	3,000	3,265
Clearwater Paper Corp.
4.50%, 02/01/23 (b)	2,000	1,970
Consolidated Container Co. LLC
10.13%, 07/15/20 (b) (c) (d)	1,250	1,285
Constellium NV
7.88%, 04/01/21	1,450	1,553
5.75%, 05/15/24	700	646
Coveris Holdings SA
7.88%, 11/01/19	3,000	2,966
Freeport-McMoRan Inc.
4.00%, 11/14/21 (d)	2,000	1,959
3.55%, 03/01/22	300	282
Hexion US Finance Corp.
6.63%, 04/15/20	2,500	2,282

See accompanying Notes to Financial Statements.

14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

HudBay Minerals Inc.
7.25%, 01/15/23	1,700	1,756
Huntsman International LLC
5.13%, 11/15/22	1,500	1,608
INEOS Group Holdings SA
5.63%, 08/01/24 (d)	3,325	3,435
New Gold Inc.
6.25%, 11/15/22	3,500	3,605
NOVA Chemicals Corp.
4.88%, 06/01/24	1,300	1,293
5.25%, 06/01/27	2,350	2,340
Olin Corp.
5.13%, 09/15/27	3,000	3,099
Perstorp Holding AB
8.50%, 06/30/21	1,325	1,417
Platform Specialty Products Corp.
10.38%, 05/01/21	2,750	3,042
PQ Corp.
6.75%, 11/15/22	2,980	3,208
Reynolds Group Issuer Inc.
5.75%, 10/15/20	2,750	2,813
Teck Resources Ltd.
2.50%, 02/01/18	1,000	998
3.75%, 02/01/23	250	243
Tronox Finance LLC
6.38%, 08/15/20	2,100	2,093
United States Steel Corp.
8.38%, 07/01/21	2,250	2,475
Venator Finance SARL
5.75%, 07/15/25	1,325	1,341
		72,652
Real Estate 2.8%
Communications Sales & Leasing Inc.
6.00%, 04/15/23	1,500	1,560
8.25%, 10/15/23	2,000	2,062
CyrusOne LP
5.00%, 03/15/24	650	670
5.38%, 03/15/27	2,375	2,473
Equinix Inc.
5.75%, 01/01/25	1,050	1,131
5.88%, 01/15/26	2,500	2,723
Felcor Lodging LP
5.63%, 03/01/23	3,600	3,738
Iron Mountain Inc.
5.75%, 08/15/24	725	743
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,864
		18,964
Telecommunication Services 8.5%
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,624
5.80%, 03/15/22	2,750	2,872
Frontier Communications Corp.
11.00%, 09/15/25	3,000	2,773
Hughes Satellite Systems Corp.
7.63%, 06/15/21	2,000	2,269
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20	1,750	1,654
Intelsat Jackson Holdings SA
8.00%, 02/15/24	1,000	1,078
Level 3 Financing Inc.
5.38%, 08/15/22 - 01/15/24	4,810	5,008
5.25%, 03/15/26	1,000	1,037
Sprint Corp.
7.25%, 09/15/21	8,000	8,881
7.13%, 06/15/24	4,100	4,558
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (b) (c)	3,500	3,497
Telecom Italia SpA
5.30%, 05/30/24	2,000	2,155
T-Mobile USA Inc.
6.00%, 03/01/23 - 04/15/24	7,100	7,538
5.13%, 04/15/25	75	79
Virgin Media Finance Plc
6.38%, 04/15/23	1,500	1,575
Virgin Media Secured Finance Plc
5.50%, 08/15/26	2,500	2,628
Wind Acquisition Finance SA
4.75%, 07/15/20	5,200	5,255
Windstream Corp.
7.75%, 10/15/20	2,500	2,519
Zayo Group LLC
5.75%, 01/15/27	1,325	1,388
		58,388
Utilities 1.4%
AES Corp.
6.00%, 05/15/26	3,000	3,214
Calpine Corp.
5.38%, 01/15/23 (d)	1,000	975
Dynegy Inc.
6.75%, 11/01/19	3,000	3,089
NRG Energy Inc.
6.25%, 07/15/22	500	514
6.63%, 03/15/23	1,750	1,798
		9,590
Total Corporate Bonds And Notes (cost $571,536)		582,516
VARIABLE RATE SENIOR LOAN INTERESTS 12.4% (g)
Consumer Discretionary 2.9%
Academy Ltd.
Term Loan B, 0.00%, 07/05/22 (i)	91	70
Term Loan B, 5.22%, 07/05/22	28	21
Term Loan B, 5.23%, 07/05/22	11	9
Term Loan B, 5.17%, 07/16/22	39	30
Acosta Holdco Inc.
Term Loan, 4.48%, 09/26/21	190	169
Allied Universal Holdco LLC
Term Loan, 0.00%, 07/28/22 (i)	34	34
Term Loan, 5.05%, 07/28/22	444	445
American Bath Group LLC
Term Loan B, 6.55%, 09/30/23	1,439	1,453
American Tire Distributors Holdings Inc.
Term Loan, 5.48%, 10/01/21	441	443
Bass Pro Group LLC
Term Loan B, 6.30%, 11/15/23 - 04/01/24	365	355
Caesars Entertainment Resort Properties LLC
Term Loan B, 4.54%, 10/11/20	425	427
California Pizza Kitchen Inc.
Term Loan, 7.30%, 12/31/22	1,985	1,981
Casablanca US Holdings Inc.
1st Lien Term Loan, 5.98%, 02/16/24 (b)	314	313
Dynacast International LLC
Term Loan B, 4.55%, 01/28/22	840	843
Fort Dearborn Co.
1st Lien Term Loan, 7.00%, 09/29/23	8	8
1st Lien Term Loan, 5.15%, 10/06/23	158	159
1st Lien Term Loan, 5.15%, 10/06/23 (b)	335	337
1st Lien Term Loan, 7.25%, 10/19/23	—	—
Getty Images Inc.
Term Loan B, 4.75%, 10/03/19	286	263
Term Loan B, 0.00%, 10/18/19 (i)	—	—
Helix Gen Funding LLC
Term Loan B, 4.96%, 03/02/24	55	56
Hudson's Bay Co.
Term Loan B, 4.55%, 09/30/20	219	206
iHeartCommunications Inc.
Term Loan D, 7.98%, 01/30/19	444	362
J.C. Penney Corp. Inc.
Term Loan B, 5.45%, 06/09/23	270	266
Jo-Ann Stores Inc.
Term Loan, 6.39%, 09/29/23	106	105
Term Loan, 0.00%, 10/20/23 (i)	55	55
Learning Care Group (US) No. 2 Inc.
Term Loan, 5.06%, 05/05/21 (j)	480	480
Term Loan, 5.23%, 05/05/21 (j)	10	10
Mister Car Wash Holdings Inc.
Term Loan B, 0.00%, 08/20/21 (i)	47	47
Term Loan B, 5.00%, 08/20/21	407	408
Neiman Marcus Group Inc.
Term Loan, 4.34%, 10/25/20	143	107

See accompanying Notes to Financial Statements.

15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Packers Holdings LLC
Term Loan B, 4.55%, 12/02/21 (b)	1,115	1,117
Petco Animal Supplies Inc.
Term Loan B, 4.17%, 01/12/23	252	227
PetSmart Inc.
Term Loan B-2, 4.22%, 03/11/22	207	192
PlayPower Inc.
1st Lien Term Loan, 6.05%, 06/23/21 (b) (j)	1,731	1,740
Redbox Automated Retail LLC
Term Loan B, 8.75%, 09/26/21	56	56
Term Loan B, 8.80%, 09/26/21	1,059	1,062
Scientific Games International Inc.
Term Loan B-3, 5.08%, 10/01/21	573	578
Term Loan B-3, 5.23%, 10/01/21	155	157
SHO Holding I Corp.
Term Loan, 6.19%, 10/27/22 (b) (j)	1,489	1,489
Spin Holdco Inc.
Term Loan B, 4.97%, 11/14/22	150	149
Strategic Partners Inc.
Term Loan, 5.73%, 06/09/23 (b)	726	734
Travelport Finance (Luxembourg) SARL
Term Loan B, 4.43%, 09/02/21	988	989
Tribune Media Co.
Term Loan, 4.23%, 12/27/20	15	15
Term Loan C, 4.23%, 01/20/24	183	183
VIP Cinema Holdings Inc.
Term Loan B, 7.30%, 03/01/23	494	497
Vivid Seats Ltd.
1st Lien Term Loan, 0.00%, 06/21/24 (i)	450	450
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.48%, 03/19/21	505	506
1st Lien Term Loan, 4.29%, 05/06/21	1	1
2nd Lien Term Loan, 8.48%, 05/06/22	417	421
		20,025
Consumer Staples 0.7%
Amplify Snack Brands Inc.
Term Loan, 6.57%, 08/24/23	1,489	1,489
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.97%, 01/26/24	311	301
PFS Holding Corp.
1st Lien Term Loan, 4.73%, 01/31/21	987	921
2nd Lien Term Loan, 8.48%, 01/31/22	751	678
Shearer's Foods Inc.
1st Lien Term Loan, 5.23%, 06/30/21	243	242
Vistage Worldwide Inc.
Term Loan B, 6.73%, 08/13/21 (b)	1,437	1,441
		5,072
Energy 0.4%
California Resources Corp.
Term Loan, 0.00%, 08/05/23 (i)	84	89
Chesapeake Energy Corp.
Term Loan, 8.69%, 08/16/21	207	218
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.93%, 05/12/21	324	312
Emerald Performance Materials LLC
2nd Lien Term Loan, 8.98%, 07/23/22	304	303
Magnolia Energy LP
Term Loan, 6.48%, 04/23/24	533	539
MEG Energy Corp.
Term Loan B, 0.00%, 12/31/23 (i)	193	188
Peabody Energy Corp.
Term Loan, 5.73%, 02/08/22	231	230
Term Loan, 0.00%, 03/31/22 (i)	247	247
TPF II Power LLC
Term Loan B, 5.23%, 10/02/23	512	510
		2,636
Financials 1.8%
Acrisure LLC
Term Loan B, 6.15%, 11/02/23	60	61
Term Loan B, 6.30%, 11/03/23	390	393
Ascensus Inc.
Term Loan, 5.30%, 12/05/22	680	686
ASP MCS Acquisition Corp.
Term Loan B, 5.96%, 05/09/24 (j)	555	562
AssuredPartners Inc.
Term Loan, 4.73%, 10/22/22	788	788
Asurion LLC
2nd Lien Term Loan, 8.73%, 03/03/21	641	644
Term Loan B-4, 4.48%, 08/04/22	409	411
Cision US Inc.
Term Loan B, 7.23%, 05/31/23	594	597
DTZ US Borrower LLC
1st Lien Term Loan, 4.42%, 11/04/21	259	259
1st Lien Term Loan, 4.45%, 11/04/21	576	575
1st Lien Term Loan, 4.55%, 11/04/21	38	38
Edelman Financial Group
Term Loan B, 6.66%, 12/19/22	986	986
Edgewood Partners Insurance Center
1st Lien Term Loan B, 6.23%, 03/21/23 (j)	389	392
Focus Financial Partners LLC
1st Lien Term Loan, 0.00%, 05/20/24 (i)	455	457
GK Holdings Inc.
1st Lien Term Loan, 7.30%, 01/29/21 (b) (j)	1,489	1,429
Higginbotham & Associates LLC
1st Lien Term Loan, 6.04%, 11/30/21 (b) (j)	1,485	1,489
IG Investment Holdings LLC
Term Loan, 5.30%, 10/31/21	588	592
iStar Inc.
Term Loan B, 4.84%, 06/30/20	463	466
Term Loan B, 4.96%, 06/30/20	470	473
Kingpin Intermediate Holdings LLC
1st Lien Term Loan B, 0.00%, 06/28/24 (i) (j)	278	279
Resolute Investment Managers Inc.
1st Lien Term Loan, 5.55%, 04/30/22 (j)	98	99
VFH Parent LLC
Escrow Term Loan, 0.00%, 12/02/21 (i)	225	226
Zest Holdings LLC
Term Loan, 5.48%, 08/13/23	173	174
		12,076
Health Care 1.7%
ADMI Corp.
Term Loan B, 4.92%, 04/29/22 (b)	315	318
Term Loan B, 4.95%, 04/29/22 (b)	151	152
Term Loan B, 5.05%, 04/29/22 (b)	64	65
Affordable Care Holding Corp.
1st Lien Term Loan, 5.98%, 10/24/22 (b) (j)	447	447
Air Methods Corp.
Term Loan B, 4.80%, 04/12/24	615	608
Amneal Pharmaceuticals LLC
Term Loan, 4.80%, 11/01/19	440	443
ATI Holdings Acquisition Inc.
Term Loan, 5.65%, 05/10/23	840	847
BioClinica Inc.
1st Lien Term Loan, 5.38%, 10/06/23	972	951
Curo Health Services Holdings Inc.
1st Lien Term Loan, 5.83%, 02/03/22	3	3
1st Lien Term Loan, 5.93%, 02/07/22	987	997
DJO Finance LLC
Term Loan, 0.00%, 06/07/20 (i)	—	—
Term Loan, 4.48%, 06/07/20	225	223
Term Loan, 4.30%, 06/27/20	233	230
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.50%, 04/12/24	150	151
Term Loan B, 0.00%, 04/29/24 (i)	222	224
INC Research LLC
Term Loan B, 0.00%, 06/24/24 (i)	399	399
InVentiv Health Inc.
Term Loan B, 4.95%, 09/29/23	687	688
MPH Acquisition Holdings LLC
Term Loan B, 4.30%, 06/07/23	628	628
NMSC Holdings Inc.
1st Lien Term Loan, 6.30%, 04/11/23 (b)	346	345
Press Ganey Holdings Inc.
1st Lien Term Loan, 4.48%, 09/29/23	447	448
Professional Physical Therapy
Term Loan, 7.30%, 12/16/22 (b) (j)	1,492	1,489
Prospect Medical Holdings Inc.
Term Loan, 7.25%, 06/01/20 (b)	643	648
Surgery Center Holdings Inc.
1st Lien Term Loan, 0.00%, 11/03/20 (i)	103	103

See accompanying Notes to Financial Statements.

16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Term Loan B, 0.00%, 06/18/24 (i)	310	311
Tecomet Inc.
Term Loan B, 4.92%, 04/18/24	425	425
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.83%, 03/13/22	594	602
		11,745
Industrials 1.1%
Brand Energy & Infrastructure Services Inc.
Term Loan, 0.00%, 06/16/24 (i)	461	460
Brickman Group Ltd. LLC
2nd Lien Term Loan, 7.71%, 12/15/21	293	292
Cortes NP Acquisition Corp.
Term Loan B, 5.23%, 11/30/23	804	807
Emerald Expositions Holding Inc.
Term Loan B, 4.30%, 05/22/24	650	653
Engility Corp.
Term Loan B-2, 0.00%, 08/12/23 (i)	—	—
Term Loan B-2, 7.00%, 08/12/23	833	842
Mueller Water Products Inc.
Term Loan B, 3.73%, 11/25/21	342	343
Term Loan B, 3.80%, 11/25/21	152	152
Prime Security Services Borrower LLC
1st Lien Term Loan, 0.00%, 05/02/22 (i)	670	670
Road Infrastructure Investment LLC
1st Lien Term Loan, 4.71%, 06/13/23	964	968
1st Lien Term Loan, 6.75%, 06/13/23	2	2
SRP Cos. Inc.
Delayed Draw Term Loan, 7.61%, 09/13/23 (b) (j)	64	64
Delayed Draw Term Loan, 7.68%, 09/13/23 (j)	23	23
Delayed Draw Term Loan, 7.79%, 09/13/23 (j)	115	113
Term Loan, 7.61%, 09/22/23 (b) (j)	1,312	1,299
USIC Holdings Inc.
Term Loan B, 4.92%, 12/09/23 (b)	516	516
		7,204
Information Technology 1.7%
Aerial Merger Sub Inc.
Term Loan B-2, 0.00%, 03/01/24 (i)	361	363
Almonde Inc.
1st Lien Term Loan, 4.74%, 04/06/24 - 04/26/24	465	465
2nd Lien Term Loan, 0.00%, 04/28/25 (i)	328	333
Ascend Learning LLC
Term Loan B, 0.00%, 07/29/24 (i) (j)	454	454
Avast Software BV
Term Loan B, 4.55%, 09/30/23	821	828
Birch Communications Inc.
Term Loan, 8.55%, 07/17/20	477	339
Compuware Corp.
Term Loan B-3, 5.55%, 12/15/21	886	891
Epicor Software Corp.
1st Lien Term Loan, 4.98%, 06/01/22	590	590
Mediaocean LLC
1st Lien Term Loan, 5.48%, 08/04/22	228	229
Netsmart Technologies Inc.
Term Loan C-1, 5.80%, 04/19/23	595	598
Omnitracs Inc.
1st Lien Term Loan, 5.05%, 11/25/20	553	554
Openlink International Intermediate Inc.
Term Loan, 7.75%, 07/29/19	287	288
Rentpath Inc.
1st Lien Term Loan, 6.48%, 12/17/21	1,482	1,474
Riverbed Technology Inc.
Term Loan, 4.48%, 04/22/22	496	488
RSC Acquisition Inc.
Term Loan, 6.40%, 11/30/22 (b) (j)	990	975
Skillsoft Corp.
1st Lien Term Loan, 5.98%, 04/28/21	207	195
SMS Systems Maintenance Services Inc.
1st Lien Term Loan, 6.23%, 11/01/23	582	579
Sophia LP
Term Loan B, 4.55%, 09/30/22	642	640
Vencore Inc.
1st Lien Term Loan, 6.05%, 11/23/19	586	589
2nd Lien Term Loan, 10.05%, 05/23/20	350	352
WEX Inc.
Term Loan B, 4.73%, 06/16/23	614	617
Term Loan B, 4.25%, 06/30/23	16	16
		11,857
Materials 1.5%
Anchor Glass Container Corp.
1st Lien Term Loan, 4.34%, 11/22/23	453	455
1st Lien Term Loan, 4.48%, 11/22/23	198	199
2nd Lien Term Loan, 8.81%, 11/22/24	214	217
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.23%, 11/03/23	400	401
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.23%, 11/03/23	307	308
Avantor Performance Materials Holdings LLC
1st Lien Term Loan, 5.23%, 03/09/24	425	426
1st Lien Term Loan, 0.00%, 03/11/24 (i)	185	186
Berlin Packaging LLC
Term Loan B, 4.30%, 11/22/21	55	55
Term Loan B, 4.55%, 11/22/21	304	304
2nd Lien Term Loan, 7.81%, 09/30/22	150	151
Berry Plastics Group Inc.
Term Loan J, 3.62%, 10/05/22	70	70
BWAY Holding Co.
Term Loan B, 0.00%, 04/03/24 (i)	76	76
Term Loan B, 4.33%, 04/03/24	270	270
CPG International Inc.
Term Loan, 5.05%, 05/03/24	339	341
Emerald Performance Materials LLC
1st Lien Term Loan, 4.73%, 07/23/21 (b)	494	497
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.40%, 12/15/23	459	460
1st Lien Term Loan, 0.00%, 12/29/23 (i)	128	128
Global Brass & Copper Inc.
Term Loan B, 5.50%, 06/29/23 (j)	488	488
Term Loan B, 0.00%, 07/18/23 (i) (j)	125	125
GYP Holdings III Corp.
Term Loan B, 4.14%, 04/01/23	270	271
IBC Capital Ltd.
1st Lien Term Loan, 4.98%, 08/04/21	741	728
KMG Chemicals Inc.
Term Loan B, 0.00%, 04/23/24 (i)	113	115
MacDermid Inc.
Term Loan B-5, 4.73%, 06/07/20	292	293
PLZ Aeroscience Corp.
Term Loan, 4.55%, 07/31/22 (b)	27	27
Term Loan, 4.63%, 07/31/22 (b)	104	105
Term Loan, 4.65%, 07/31/22 (b)	208	208
PQ Corp.
Term Loan, 5.48%, 11/04/22	893	902
Pro Mach Group Inc.
1st Lien Term Loan B, 4.79%, 10/22/21	865	869
Royal Holdings Inc.
Term Loan B, 4.55%, 06/20/22	462	466
Solenis International LP
1st Lien Term Loan, 4.45%, 07/02/21 - 07/31/21	421	422
2nd Lien Term Loan, 7.95%, 07/02/22	590	590
Tank Holding Corp.
Term Loan, 5.48%, 07/06/19	5	5
Term Loan, 5.55%, 07/06/19	230	231
		10,389
Real Estate 0.2%
Americold Realty Operating Partnership LP
Term Loan B, 4.98%, 12/01/22	869	881
Capital Automotive LP
2nd Lien Term Loan, 7.22%, 03/21/25	325	329
		1,210
Sovereign 0.0%
Seminole Tribe of Florida
Term Loan B, 0.00%, 06/21/24 (i)	152	152
Telecommunication Services 0.2%
CenturyLink Inc.
Term Loan B, 0.00%, 01/15/25 (i)	240	237
Triple Point Technology Inc.
1st Lien Term Loan, 5.55%, 07/10/20	1,111	1,039

See accompanying Notes to Financial Statements.

17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Vestcom Parent Holdings Inc.
1st Lien Term Loan, 0.00%, 12/19/23 (i) (j)	323	324
		1,600
Utilities 0.2%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 06/24/18 - 06/26/18 (i)	307	307
Helix Gen Funding LLC
Term Loan B, 0.00%, 05/31/24 (i)	173	174
Nautilus Power LLC
Term Loan B, 5.73%, 04/28/24	194	191
Talen Energy Supply LLC
Term Loan B-2, 5.23%, 04/07/24	374	346
		1,018
Total Variable Rate Senior Loan Interests (cost $84,907)		84,984
PREFERRED STOCKS 0.0%
Energy 0.0%
Peabody Energy Corp. - Series A (j) (k)	6	210
Total Preferred Stocks (cost $398)		210
COMMON STOCKS 0.0%
Energy 0.0%
Peabody Energy Corp. (k)	1	21
Total Common Stocks (cost $26)		21
WARRANTS 0.0%
Peabody Energy Corp. (j) (k)	2	55
Total Warrants (cost $68)		55
SHORT TERM INVESTMENTS 8.4%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (l) (m)	18,098	18,098
Securities Lending Collateral 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (m)	39,664	39,664
Total Short Term Investments (cost $57,762)		57,762
Total Investments 105.4% (cost $714,697)		725,548
Other Assets and Liabilities, Net (5.4)%		(37,179)
Total Net Assets 100.0%		$688,369

(a) The Fund had an unfunded commitment at June 30, 2017. See Unfunded Commitments in the Notes to Financial Statements.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) All or portion of the security was on loan.

(e) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(g) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(j) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Non-income producing security.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Consumer Discretionary 16.3%
1-800-Flowers.com Inc. - Class A (a)	4	$35
Aaron's Inc.	8	292
Abercrombie & Fitch Co. - Class A	5	68
Adient Plc	4	276
Adtalem Global Education Inc.	7	260
Advance Auto Parts Inc.	5	540
AH Belo Corp. - Class A	3	15
Amazon.com Inc. (a)	18	17,138
AMC Entertainment Holdings Inc. - Class A	6	144
AMC Networks Inc. - Class A (a)	5	274
American Axle & Manufacturing Holdings Inc. (a)	10	163
American Eagle Outfitters Inc.	23	275
American Outdoor Brands Corp. (a)	6	141
American Public Education Inc. (a)	2	45
America's Car-Mart Inc. (a) (b)	1	38
ARAMARK Corp.	19	790
Asbury Automotive Group Inc. (a)	3	175
Ascena Retail Group Inc. (a) (b)	17	36
Ascent Capital Group Inc. - Class A (a)	1	22
Autoliv Inc. (b)	7	817
AutoNation Inc. (a)	13	530
AutoZone Inc. (a)	1	456
Barnes & Noble Education Inc. (a)	6	67
Barnes & Noble Inc.	6	46
Bassett Furniture Industries Inc.	—	19
Bed Bath & Beyond Inc.	17	530
Belmond Ltd. - Class A (a)	11	142
Best Buy Co. Inc.	39	2,251
Big 5 Sporting Goods Corp.	2	31
Big Lots Inc.	6	311
Biglari Holdings Inc. (a)	—	45
BJ's Restaurants Inc. (a)	3	96
Bloomin' Brands Inc.	14	295
Bob Evans Farms Inc.	2	167
Bojangles' Inc. (a)	3	51
BorgWarner Inc.	17	716
Bravo Brio Restaurant Group Inc. (a)	1	5
Bridgepoint Education Inc. (a)	4	65
Bright Horizons Family Solutions Inc. (a)	7	560
Brinker International Inc.	5	191
Brunswick Corp.	9	572
Buckle Inc. (b)	1	24
Buffalo Wild Wings Inc. (a)	3	363
Build-A-Bear Workshop Inc. (a)	2	22
Burlington Stores Inc. (a)	4	404
Cabela's Inc. (a)	7	431
Cable One Inc.	1	478
CalAtlantic Group Inc.	12	414
Caleres Inc.	5	134
Callaway Golf Co.	8	96
Cambium Learning Group Inc. (a)	3	16
Capella Education Co.	1	116
Career Education Corp. (a)	9	87
Carmax Inc. (a)	15	962
Carnival Plc	10	650
Carriage Services Inc.	2	56
Carrol's Restaurant Group Inc. (a)	5	62
Carter's Inc.	7	595
Cato Corp. - Class A	2	40
Cavco Industries Inc. (a)	1	91
CBS Corp. - Class A	—	13
CBS Corp. - Class B	17	1,063
Century Communities Inc. (a)	2	45
Charles & Colvard Ltd. (a)	2	2
Charter Communications Inc. - Class A (a)	8	2,852
Cheesecake Factory Inc.	6	280
Cherokee Inc. (a)	1	5
Chico's FAS Inc.	23	215
Childrens Place Retail Stores Inc.	2	224
Chipotle Mexican Grill Inc. (a)	1	333
Choice Hotels International Inc.	6	356
Christopher & Banks Corp. (a)	6	8
Churchill Downs Inc.	—	55
Chuy's Holdings Inc. (a)	2	43
Cinemark Holdings Inc.	14	548
Citi Trends Inc.	2	39
Clear Channel Outdoor Holdings Inc. - Class A	5	25
ClubCorp Holdings Inc.	8	110
Coach Inc.	15	692

See accompanying Notes to Financial Statements.

18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Collectors Universe Inc.	—	7
Columbia Sportswear Co.	6	375
Comcast Corp. - Class A	240	9,356
Conn's Inc. (a) (b)	2	46
Container Store Group Inc. (a) (b)	3	17
Cooper Tire & Rubber Co.	6	220
Cooper-Standard Holding Inc. (a)	3	305
Core-Mark Holding Co. Inc.	4	124
Cracker Barrel Old Country Store Inc. (b)	4	661
Crocs Inc. (a)	4	29
CSS Industries Inc.	—	10
Culp Inc.	2	49
D.R. Horton Inc.	22	772
Dana Holding Corp.	21	472
Darden Restaurants Inc.	7	639
Dave & Buster's Entertainment Inc. (a)	7	443
Deckers Outdoor Corp. (a)	3	202
Del Frisco's Restaurant Group Inc. (a)	3	46
Del Taco Restaurants Inc. (a)	3	40
Delphi Automotive Plc	11	944
Denny's Corp. (a)	8	91
Destination Maternity Corp. (a)	1	3
Destination XL Group Inc. (a)	3	7
Dick's Sporting Goods Inc.	10	380
Dillard's Inc. - Class A (b)	4	215
DineEquity Inc.	2	94
Discovery Communications Inc. - Class A (a)	16	412
Discovery Communications Inc. - Class C (a)	24	617
DISH Network Corp. - Class A (a)	9	589
Dixie Group Inc. - Class A (a)	—	1
Dollar General Corp.	18	1,270
Dollar Tree Inc. (a)	19	1,343
Domino's Pizza Inc.	2	465
Dorman Products Inc. (a)	3	274
DSW Inc. - Class A	8	148
Dunkin' Brands Group Inc.	9	501
El Pollo Loco Holdings Inc. (a)	2	24
Eldorado Resorts Inc. (a)	4	73
Entercom Communications Corp. - Class A (b)	4	38
Entravision Communications Corp. - Class A	6	36
Escalade Inc.	1	12
Ethan Allen Interiors Inc.	2	77
EW Scripps Co. - Class A (a)	8	138
Expedia Inc.	4	666
Express Inc. (a)	8	53
Famous Dave's Of America Inc. (a) (b)	1	2
Fiesta Restaurant Group Inc. (a)	3	59
Finish Line Inc. - Class A	4	58
Five Below Inc. (a) (b)	6	295
Flexsteel Industries Inc.	1	40
Foot Locker Inc.	8	404
Ford Motor Co.	196	2,195
Fossil Group Inc. (a) (b)	5	54
Fox Factory Holding Corp. (a)	4	135
Francesca's Holdings Corp. (a)	6	67
Fred's Inc. - Class A (b)	4	35
FTD Cos. Inc. (a)	3	59
GameStop Corp. - Class A	12	259
Gannett Co. Inc.	10	88
Gap Inc.	40	888
Garmin Ltd.	11	547
General Motors Co.	69	2,394
Genesco Inc. (a)	2	64
Gentex Corp.	32	611
Gentherm Inc. (a)	4	145
Genuine Parts Co.	9	845
G-III Apparel Group Ltd. (a)	4	102
Global Eagle Entertainment Inc. (a)	6	21
Goodyear Tire & Rubber Co.	27	946
GoPro Inc. - Class A (a) (b)	8	64
Graham Holdings Co.	1	311
Grand Canyon Education Inc. (a)	6	438
Gray Television Inc. (a)	6	80
Green Brick Partners Inc. (a)	1	7
Group 1 Automotive Inc.	2	140
Guess Inc.	7	92
H&R Block Inc.	20	624
Habit Restaurants Inc. - Class A (a)	1	20
HanesBrands Inc.	15	337
Harley-Davidson Inc.	13	701
Harte-Hanks Inc. (a)	4	4
Hasbro Inc.	6	618
Haverty Furniture Cos. Inc.	2	39
Helen of Troy Ltd. (a)	3	264
Hibbett Sports Inc. (a)	2	39
Hilton Grand Vacations Inc. (a)	8	282
Hilton Worldwide Holdings Inc.	13	807
Home Depot Inc.	52	7,908
Hooker Furniture Corp.	1	55
Horizon Global Corp. (a)	2	25
Houghton Mifflin Harcourt Co. (a)	8	96
Hovnanian Enterprises Inc. - Class A (a) (b)	7	19
HSN Inc.	4	118
Hyatt Hotels Corp. - Class A (a)	2	127
Iconix Brand Group Inc. (a)	6	40
ILG Inc.	11	289
IMAX Corp. (a)	2	49
Installed Building Products Inc. (a)	3	144
International Game Technology Plc	17	309
Interpublic Group of Cos. Inc.	23	568
Intrawest Resorts Holdings Inc. (a)	5	111
iRobot Corp. (a)	2	157
J Alexander's Holdings Inc. (a)	—	2
J.C. Penney Co. Inc. (a) (b)	39	181
Jack in the Box Inc.	3	291
Jamba Inc. (a) (b)	1	5
John Wiley & Sons Inc. - Class A	6	291
John Wiley & Sons Inc. - Class B	—	5
Johnson Outdoors Inc. - Class A	1	46
K12 Inc. (a)	5	82
Kate Spade & Co. (a)	9	167
KB Home (b)	3	84
Kirkland's Inc. (a)	1	15
Kohl's Corp.	18	714
Kona Grill Inc. (a) (b)	1	3
La Quinta Holdings Inc. (a)	11	167
Lakeland Industries Inc. (a)	—	2
Lands' End Inc. (a) (b)	1	22
Las Vegas Sands Corp.	19	1,201
La-Z-Boy Inc.	5	163
LCI Industries	3	296
Lear Corp.	9	1,210
Leggett & Platt Inc.	8	433
Lennar Corp. - Class A	12	630
Lennar Corp. - Class B	1	27
LGI Homes Inc. (a) (b)	—	5
Libbey Inc.	2	19
Liberty Braves Group - Class A (a)	—	9
Liberty Braves Group - Class C (a)	1	16
Liberty Broadband Corp. - Class A (a)	1	104
Liberty Broadband Corp. - Class C (a)	6	552
Liberty Expedia Holdings Inc. - Class A (a)	3	182
Liberty Interactive Corp. QVC Group - Class A (a)	26	648
Liberty Media Group - Class A (a) (b)	1	32
Liberty Media Group - Class C (a)	2	62
Liberty SiriusXM Group - Class A (a)	4	151
Liberty SiriusXM Group - Class C (a)	7	283
Liberty Tax Inc. - Class A	1	12
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	84
Liberty Ventures - Class A (a)	7	374
Lifetime Brands Inc.	1	20
Limited Brands Inc.	6	310
Lindblad Expeditions Holdings Inc. (a)	3	30
Lions Gate Entertainment Corp. - Class A	7	184
Lions Gate Entertainment Corp. - Class B (a)	11	280
Lithia Motors Inc. - Class A	3	274
Live Nation Inc. (a)	18	635
LKQ Corp. (a)	24	804
Lowe's Cos. Inc.	36	2,796
Luby's Inc. (a)	1	4
Lululemon Athletica Inc. (a)	6	330
Lumber Liquidators Holdings Inc. (a) (b)	1	25

See accompanying Notes to Financial Statements.

19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

M/I Homes Inc. (a)	2	63
Macy's Inc.	37	871
Madison Square Garden Co. - Class A (a)	2	324
Malibu Boats Inc. - Class A (a)	2	42
Marcus Corp.	2	67
Marine Products Corp.	2	27
MarineMax Inc. (a)	3	55
Marriott International Inc. - Class A	10	956
Marriott Vacations Worldwide Corp.	3	343
Mattel Inc.	13	278
McClatchy Co. - Class A (a)	1	6
McDonald's Corp.	30	4,628
MDC Holdings Inc.	5	182
Meredith Corp.	5	274
Meritage Homes Corp. (a)	4	189
MGM Resorts International	45	1,394
Michael Kors Holdings Ltd. (a)	11	389
Michaels Cos. Inc. (a)	17	315
Modine Manufacturing Co. (a)	4	74
Mohawk Industries Inc. (a)	6	1,529
Monarch Casino & Resort Inc. (a)	1	21
Monro Muffler Brake Inc.	3	117
Motorcar Parts of America Inc. (a)	2	55
Movado Group Inc.	1	28
MSG Networks Inc. - Class A (a)	6	129
Murphy USA Inc. (a)	5	363
NACCO Industries Inc. - Class A	—	35
Nathan's Famous Inc. (a)	1	38
National CineMedia Inc.	5	41
Nautilus Inc. (a)	3	65
Netflix Inc. (a)	9	1,299
New Home Co. Inc. (a)	1	10
New Media Investment Group Inc.	2	24
New York & Co. Inc. (a)	5	7
New York Times Co. - Class A	14	254
Newell Brands Inc.	8	416
News Corp. - Class A	16	219
News Corp. - Class B	7	105
NexStar Media Group Inc. - Class A	6	355
Nike Inc. - Class B	48	2,840
Nordstrom Inc. (b)	10	500
Norwegian Cruise Line Holdings Ltd. (a)	19	1,018
NutriSystem Inc.	3	134
NVR Inc. (a)	—	386
Office Depot Inc.	48	272
Ollie's Bargain Outlet Holdings Inc. (a)	6	244
Omnicom Group Inc.	12	971
O'Reilly Automotive Inc. (a)	4	914
Overstock.com Inc. (a)	2	29
Oxford Industries Inc.	2	124
Panera Bread Co. - Class A (a)	2	531
Papa John's International Inc.	4	255
Party City Holdco Inc. (a) (b)	9	147
Penn National Gaming Inc. (a)	4	83
Penske Auto Group Inc.	10	448
Perry Ellis International Inc. (a)	1	23
PetMed Express Inc.	2	94
Pico Holdings Inc. (a)	3	58
Pier 1 Imports Inc.	9	47
Pinnacle Entertainment Inc. (a)	3	62
Planet Fitness Inc. - Class A	5	120
Polaris Industries Inc. (b)	9	794
Pool Corp.	4	413
Potbelly Corp. (a)	2	24
Priceline Group Inc. (a)	2	2,948
Pulte Homes Inc.	20	498
PVH Corp.	5	567
Ralph Lauren Corp. - Class A	3	243
RCI Hospitality Holdings Inc.	1	19
Reading International Inc. - Class A (a)	2	29
Red Lion Hotels Corp. (a)	2	15
Red Robin Gourmet Burgers Inc. (a)	1	96
Red Rock Resorts Inc. - Class A	9	212
Regal Entertainment Group - Class A (b)	13	264
Regis Corp. (a)	4	41
Rent-A-Center Inc. (b)	6	65
RH (a) (b)	3	184
Rocky Brands Inc.	1	8
Ross Stores Inc.	17	998
Royal Caribbean Cruises Ltd.	17	1,848
Ruby Tuesday Inc. (a)	5	10
Ruth's Hospitality Group Inc.	5	104
Sally Beauty Holdings Inc. (a)	12	253
Scholastic Corp.	3	152
Scientific Games Corp. - Class A (a)	8	211
Scripps Networks Interactive Inc. - Class A	7	453
Sears Hometown and Outlet Stores Inc. (a)	—	1
SeaWorld Entertainment Inc. (b)	10	168
Select Comfort Corp. (a)	5	186
Sequential Brands Group Inc. (a)	3	11
Service Corp. International	20	653
ServiceMaster Global Holdings Inc. (a)	17	662
Shake Shack Inc. - Class A (a) (b)	—	14
Shiloh Industries Inc. (a)	1	9
Shoe Carnival Inc.	2	36
Shutterfly Inc. (a)	3	153
Signet Jewelers Ltd. (b)	7	455
Sinclair Broadcast Group Inc. - Class A	11	356
Sirius XM Holdings Inc. (b)	62	340
Six Flags Entertainment Corp.	9	528
Skechers U.S.A. Inc. - Class A (a)	16	463
Sonic Automotive Inc. - Class A	4	85
Sonic Corp.	4	115
Sotheby's (a)	5	279
Spartan Motors Inc.	4	36
Speedway Motorsports Inc.	3	57
Sportsman's Warehouse Holdings Inc. (a)	3	17
Stage Stores Inc. (b)	3	6
Standard Motor Products Inc.	2	125
Staples Inc.	54	541
Starbucks Corp.	61	3,568
Stein Mart Inc. (b)	6	10
Steven Madden Ltd. (a)	7	261
Stoneridge Inc. (a)	3	48
Strattec Security Corp.	—	8
Strayer Education Inc.	1	111
Sturm Ruger & Co. Inc. (b)	2	127
Superior Industries International Inc.	2	38
Superior Uniform Group Inc.	1	22
Target Corp.	22	1,170
Taylor Morrison Home Corp. - Class A (a)	3	67
Tegna Inc.	27	393
Tempur Sealy International Inc. (a) (b)	6	300
Tenneco Inc.	8	448
Tesla Inc. (a) (b)	2	686
Texas Roadhouse Inc.	8	408
Thor Industries Inc.	6	662
Tiffany & Co.	10	925
Tile Shop Holdings Inc.	6	125
Tilly's Inc. - Class A	1	11
Time Inc.	10	141
Time Warner Inc.	29	2,946
TJX Cos. Inc.	28	1,992
Toll Brothers Inc.	14	562
TopBuild Corp. (a)	4	219
Tower International Inc.	3	58
Townsquare Media Inc. - Class A (a)	2	16
Tractor Supply Co.	8	424
TRI Pointe Homes Inc. (a)	16	209
TripAdvisor Inc. (a)	3	126
Tronc Inc. (a)	5	64
Tuesday Morning Corp. (a)	4	8
Tupperware Brands Corp.	4	272
Twenty-First Century Fox Inc. - Class A	37	1,049
Twenty-First Century Fox Inc. - Class B	15	427
Ulta Beauty Inc. (a)	4	1,017
Under Armour Inc. - Class A (a) (b)	6	140
Under Armour Inc. - Class C (a) (b)	6	131
Unifi Inc. (a)	2	65
Universal Electronics Inc. (a)	1	56
Universal Technical Institute Inc. (a)	2	6
Urban Outfitters Inc. (a)	14	259

See accompanying Notes to Financial Statements.

20

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Vail Resorts Inc.	2	390
Vera Bradley Inc. (a)	3	31
VF Corp.	11	615
Viacom Inc. - Class A	1	51
Viacom Inc. - Class B	39	1,307
Vista Outdoor Inc. (a)	6	137
Visteon Corp. (a)	4	410
Vitamin Shoppe Inc. (a)	2	25
VOXX International Corp. - Class A (a)	2	16
Walt Disney Co.	55	5,869
Weight Watchers International Inc. (a) (b)	1	33
Wendy's Co.	36	554
West Marine Inc.	4	47
Weyco Group Inc.	1	26
Whirlpool Corp.	8	1,570
William Lyon Homes - Class A (a) (b)	2	53
Williams-Sonoma Inc.	13	608
Wingstop Inc. (b)	2	60
Winmark Corp.	—	32
Winnebago Industries Inc.	3	102
Wolverine World Wide Inc.	9	247
World Wrestling Entertainment Inc. - Class A (b)	3	54
Wyndham Worldwide Corp.	7	657
Wynn Resorts Ltd.	5	692
Yum! Brands Inc.	11	846
Zagg Inc. (a)	4	32
Zumiez Inc. (a)	3	41
		177,092
Consumer Staples 7.9%
Alico Inc.	1	26
Alliance One International Inc. (a)	1	13
Altria Group Inc.	84	6,251
Andersons Inc.	3	87
Archer-Daniels-Midland Co.	11	471
Avon Products Inc. (a)	42	160
B&G Foods Inc. (b)	7	261
Blue Buffalo Pet Products Inc. (a)	15	353
Boston Beer Co. Inc. - Class A (a) (b)	1	132
Brown-Forman Corp. - Class A	3	155
Brown-Forman Corp. - Class B	13	631
Bunge Ltd.	11	822
Calavo Growers Inc. (b)	2	115
Cal-Maine Foods Inc. (a) (b)	5	184
Campbell Soup Co.	18	948
Casey's General Stores Inc.	5	485
Central Garden & Pet Co. (a)	1	36
Central Garden & Pet Co. - Class A (a)	5	157
Chefs' Warehouse Inc. (a)	3	33
Church & Dwight Co. Inc.	12	625
Clorox Co.	8	1,026
Coca-Cola Bottling Co.	1	233
Coca-Cola Co.	151	6,755
Colgate-Palmolive Co.	25	1,844
ConAgra Brands Inc.	19	679
Constellation Brands Inc. - Class A	5	971
Constellation Brands Inc. - Class B	—	2
Costco Wholesale Corp.	18	2,954
Coty Inc. - Class A	33	623
Craft Brewers Alliance Inc. (a)	1	25
CVS Health Corp.	41	3,279
Darling Ingredients Inc. (a)	17	265
Dean Foods Co.	13	222
Dr. Pepper Snapple Group Inc.	11	985
Edgewell Personal Care Co. (a)	6	447
Energizer Holdings Inc.	5	262
Estee Lauder Cos. Inc. - Class A	7	720
Farmer Bros. Co. (a)	2	48
Flowers Foods Inc.	25	437
Fresh Del Monte Produce Inc.	7	364
General Mills Inc.	23	1,297
Hain Celestial Group Inc. (a)	9	345
Herbalife Ltd. (a) (b)	5	331
Hershey Co.	6	625
Hormel Foods Corp.	24	823
Hostess Brands Inc. - Class A (a)	1	17
HRG Group Inc. (a)	27	481
Ingles Markets Inc. - Class A	2	61
Ingredion Inc.	6	712
Inter Parfums Inc.	3	97
Inventure Foods Inc. (a)	1	5
J&J Snack Foods Corp.	2	223
JM Smucker Co.	9	1,023
John B. Sanfilippo & Son Inc.	1	55
Kellogg Co.	10	700
Kimberly-Clark Corp.	14	1,822
Kraft Heinz Foods Co.	12	1,032
Kroger Co.	37	870
Lamb Weston Holdings Inc.	6	268
Lancaster Colony Corp.	3	391
Landec Corp. (a)	3	40
Limoneira Co.	1	25
Mannatech Inc.	—	5
McCormick & Co. Inc.	5	519
Medifast Inc.	1	50
MGP Ingredients Inc. (b)	2	96
Molson Coors Brewing Co. - Class B	15	1,313
Mondelez International Inc. - Class A	27	1,178
Monster Beverage Corp. (a)	11	524
National Beverage Corp.	2	205
Natural Grocers by Vitamin Cottage Inc. (a)	—	3
Natural Health Trends Corp.	—	4
Nature's Sunshine Products Inc.	1	10
Nu Skin Enterprises Inc. - Class A	6	391
Nutraceutical International Corp.	1	45
Oil-Dri Corp. of America	—	17
Omega Protein Corp.	2	44
Orchids Paper Products Co. (b)	1	11
PepsiCo Inc.	62	7,133
Performance Food Group Co. (a)	8	218
Philip Morris International Inc.	45	5,263
Pilgrim's Pride Corp. (a)	18	385
Pinnacle Foods Inc.	7	388
Post Holdings Inc. (a)	8	636
PriceSmart Inc.	3	246
Primo Water Corp. (a)	2	30
Procter & Gamble Co.	76	6,589
Revlon Inc. - Class A (a)	3	79
Reynolds American Inc.	13	836
Rite Aid Corp. (a)	36	106
Sanderson Farms Inc.	2	287
Seneca Foods Corp. - Class A (a)	1	21
Snyders-Lance Inc.	8	280
SpartanNash Co.	3	83
Spectrum Brands Holdings Inc. (b)	2	298
Sprouts Farmers Market Inc. (a)	15	348
Supervalu Inc. (a)	31	101
Sysco Corp.	22	1,095
Tootsie Roll Industries Inc. (b)	3	102
TreeHouse Foods Inc. (a)	6	457
Tyson Foods Inc. - Class A	14	871
United Natural Foods Inc. (a)	6	212
Universal Corp.	2	144
USANA Health Sciences Inc. (a)	3	205
Vector Group Ltd.	13	269
Village Super Market Inc. - Class A	1	25
Walgreens Boots Alliance Inc.	31	2,410
Wal-Mart Stores Inc.	79	5,964
WD-40 Co.	1	117
Weis Markets Inc.	3	129
Whole Foods Market Inc.	31	1,325
		86,396
Energy 4.0%
Adams Resources & Energy Inc.	—	10
Alon USA Energy Inc.	7	94
Anadarko Petroleum Corp.	11	484
Antero Resources Corp. (a)	9	193
Apache Corp.	8	367
Approach Resources Inc. (a) (b)	6	20
Archrock Inc.	6	66
Atwood Oceanics Inc. (a)	6	46
Baker Hughes Inc.	4	245
Bill Barrett Corp. (a)	8	24

See accompanying Notes to Financial Statements.

21

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Bristow Group Inc. (b)	1	11
Cabot Oil & Gas Corp.	10	246
Callon Petroleum Co. (a)	6	68
CARBO Ceramics Inc. (a) (b)	2	14
Cheniere Energy Inc. (a)	9	455
Cheniere Energy Partners LP Holdings LLC	3	88
Chesapeake Energy Corp. (a) (b)	86	426
Chevron Corp.	40	4,180
Cimarex Energy Co.	2	180
Clean Energy Fuels Corp. (a)	11	27
Cloud Peak Energy Inc. (a)	5	18
Cobalt International Energy Inc. (a) (b)	2	4
Concho Resources Inc. (a)	6	698
ConocoPhillips Co.	24	1,063
CONSOL Energy Inc. (a)	23	345
Contango Oil & Gas Co. (a)	2	16
Continental Resources Inc. (a)	8	243
Core Laboratories NV	4	407
CVR Energy Inc. (b)	4	83
Dawson Geophysical Co. (a)	2	9
Delek US Holdings Inc.	6	164
Denbury Resources Inc. (a)	38	58
Devon Energy Corp.	8	251
DHT Holdings Inc.	7	28
Diamond Offshore Drilling Inc. (a) (b)	10	111
Diamondback Energy Inc. (a)	4	335
Dorian LPG Ltd. (a)	5	41
Dril-Quip Inc. (a)	4	199
Eclipse Resources Corp. (a)	19	54
Energen Corp. (a)	10	470
EnLink Midstream LLC	10	182
Ensco Plc - Class A	38	196
EOG Resources Inc.	13	1,136
EP Energy Corp. - Class A (a) (b)	13	49
EQT Corp.	6	376
Era Group Inc. (a)	2	15
Evolution Petroleum Corp.	3	22
Exterran Corp. (a)	4	97
Exxon Mobil Corp.	83	6,693
Forum Energy Technologies Inc. (a)	11	170
Frank's International NV	5	38
GasLog Ltd. (b)	5	70
Gastar Exploration Inc. (a) (b)	6	6
Geospace Technologies Corp. (a)	1	10
Green Plains Renewable Energy Inc.	4	82
Gulf Island Fabrication Inc.	1	10
Gulfport Energy Corp. (a)	8	120
Hallador Energy Co.	—	2
Halliburton Co.	12	505
Helix Energy Solutions Group Inc. (a)	15	86
Helmerich & Payne Inc. (b)	4	228
Hess Corp.	13	586
HollyFrontier Corp.	15	420
Hornbeck Offshore Services Inc. (a) (b)	2	6
ION Geophysical Corp. (a) (b)	1	4
Jones Energy Inc. - Class A (a) (b)	1	2
Kinder Morgan Inc.	48	921
Kosmos Energy Ltd. (a)	29	183
Laredo Petroleum Holdings Inc. (a)	21	220
Marathon Oil Corp.	34	407
Marathon Petroleum Corp.	23	1,207
Matrix Service Co. (a)	3	30
McDermott International Inc. (a)	20	144
Mitcham Industries Inc. (a)	1	2
Murphy Oil Corp.	15	384
Nabors Industries Ltd.	25	204
National Oilwell Varco Inc.	15	506
Natural Gas Services Group Inc. (a)	2	41
Newfield Exploration Co. (a)	4	110
Newpark Resources Inc. (a)	10	76
Noble Corp. Plc	27	98
Noble Energy Inc.	20	575
Northern Oil and Gas Inc. (a) (b)	4	6
Oasis Petroleum Inc. (a)	20	165
Occidental Petroleum Corp.	12	723
Oceaneering International Inc.	10	223
Oil States International Inc. (a)	5	146
Oneok Inc.	12	625
Pacific Drilling SA (a) (b)	—	—
Pacific Ethanol Inc. (a)	2	13
Panhandle Oil and Gas Inc. - Class A	2	36
Par Pacific Holdings Inc. (a) (b)	4	73
Parker Drilling Co. (a)	10	14
Parsley Energy Inc. - Class A (a)	7	202
Patterson-UTI Energy Inc.	14	291
PBF Energy Inc. - Class A (b)	12	267
PDC Energy Inc. (a)	5	229
PHI Inc. (a)	1	11
PHI Inc. (a)	—	1
Phillips 66	10	848
Pioneer Energy Services Corp. (a)	9	18
Pioneer Natural Resources Co.	3	533
QEP Resources Inc. (a)	21	208
Range Resources Corp.	10	222
Renewable Energy Group Inc. (a)	5	63
REX Stores Corp. (a)	—	16
Rice Energy Inc. (a)	17	442
RigNet Inc. (a)	2	26
Ring Energy Inc. (a) (b)	4	46
Rowan Cos. Plc - Class A (a)	10	105
RPC Inc. (b)	7	146
RSP Permian Inc. (a)	10	325
Schlumberger Ltd.	27	1,802
Scorpio Tankers Inc.	19	77
SEACOR Holdings Inc. (a)	2	64
SEACOR Marine Holdings Inc. (a)	2	38
SemGroup Corp. - Class A	9	237
Ship Finance International Ltd. (b)	5	68
SM Energy Co.	8	134
SRC Energy Inc. (a)	19	125
Superior Energy Services Inc. (a)	14	149
Targa Resources Corp.	12	537
TechnipFMC Plc (a)	15	410
Teekay Corp. (b)	7	49
Teekay Tankers Ltd. - Class A	4	7
Tesco Corp. (a)	5	21
Tesoro Corp.	19	1,777
Tetra Technologies Inc. (a)	8	22
Transocean Ltd. (a)	34	282
Unit Corp. (a)	6	107
US Silica Holdings Inc.	6	216
Valero Energy Corp.	17	1,158
Weatherford International Plc (a) (b)	82	317
Whiting Petroleum Corp. (a)	35	193
Willbros Group Inc. (a)	7	18
Williams Cos. Inc.	23	684
World Fuel Services Corp.	7	259
WPX Energy Inc. (a)	34	332
		43,166
Financials 14.9%
1st Source Corp.	2	103
Access National Corp.	—	10
Affiliated Managers Group Inc.	4	733
Aflac Inc.	12	920
Alleghany Corp. (a)	1	487
Allied World Assurance Co. Holdings Ltd.	7	373
Allstate Corp.	11	951
Ally Financial Inc.	44	930
A-Mark Precious Metals Inc.	—	6
Ambac Financial Group Inc. (a) (c) (d)	4	71
American Equity Investment Life Holding Co.	10	263
American Express Co.	37	3,122
American Financial Group Inc.	5	525
American International Group Inc.	20	1,264
American National Bankshares Inc.	1	23
American National Insurance Co.	2	183
Ameriprise Financial Inc.	15	1,870
Ameris Bancorp	3	168
Amerisafe Inc.	2	119
AmTrust Financial Services Inc. (b)	19	295
Aon Plc - Class A	9	1,215
Arch Capital Group Ltd. (a)	7	628

See accompanying Notes to Financial Statements.

22

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Argo Group International Holdings Ltd.	3	167
Arrow Financial Corp.	2	55
Arthur J Gallagher & Co.	11	623
Artisan Partners Asset Management Inc. - Class A	4	121
Aspen Insurance Holdings Ltd.	6	298
Associated Bancorp	13	338
Assurant Inc.	7	696
Assured Guaranty Ltd.	13	548
Astoria Financial Corp.	11	223
Atlantic Capital Bancshares Inc. (a)	1	22
Atlantic Coast Financial Corp. (a)	1	7
Atlanticus Holdings Corp. (a)	1	2
Atlas Financial Holdings Inc. (a)	1	14
Axis Capital Holdings Ltd.	7	446
Baldwin & Lyons Inc. - Class B	1	24
Banc of California Inc. (b)	5	109
BancFirst Corp.	2	166
Bancorp Inc. (a)	8	60
BancorpSouth Inc.	9	285
Bank Mutual Corp.	7	60
Bank of America Corp.	207	5,025
Bank of Hawaii Corp.	5	406
Bank of Marin Bancorp	1	53
Bank of New York Mellon Corp.	31	1,595
Bank of the Ozarks Inc.	13	593
BankFinancial Corp.	2	32
BankUnited Inc.	11	357
Banner Corp.	3	195
Bar Harbor Bankshares	1	41
BB&T Corp.	21	936
Beneficial Bancorp Inc.	9	129
Berkshire Hathaway Inc. - Class B (a)	56	9,554
Berkshire Hills Bancorp Inc.	3	122
BGC Partners Inc. - Class A	34	435
BlackRock Inc.	4	1,514
Blue Hills Bancorp Inc.	1	26
BofI Holding Inc. (a) (b)	5	116
BOK Financial Corp.	4	326
Boston Private Financial Holdings Inc.	10	146
Bridge Bancorp Inc.	2	62
Brookline Bancorp Inc.	8	121
Brown & Brown Inc.	12	529
Bryn Mawr Bank Corp.	2	102
BSB BanCorp Inc. (a)	1	23
C&F Financial Corp.	—	2
Camden National Corp.	2	81
Canadian Imperial Bank of Commerce	3	225
Capital Bank Financial Corp. - Class A	5	210
Capital City Bank Group Inc.	1	20
Capital One Financial Corp.	14	1,191
Capitol Federal Financial Inc.	16	223
Carolina Financial Corp.	1	47
Cathay General Bancorp	8	308
CBOE Holdings Inc.	6	540
Centerstate Banks of Florida Inc.	6	141
Central Pacific Financial Corp.	4	117
Central Valley Community Bancorp	—	5
Charles Schwab Corp.	25	1,066
Charter Financial Corp.	1	22
Chemical Financial Corp.	6	296
Chubb Ltd.	9	1,320
Cincinnati Financial Corp.	7	478
CIT Group Inc. (b)	12	592
Citigroup Inc.	57	3,807
Citizens & Northern Corp.	1	17
Citizens Financial Group Inc.	20	721
Citizens Inc. - Class A (a) (b)	4	27
City Holdings Co.	2	102
Clifton Bancorp Inc.	2	28
CME Group Inc.	7	821
CNA Financial Corp.	1	73
CNB Financial Corp.	1	32
CNO Financial Group Inc.	11	240
CoBiz Financial Inc.	5	86
Codorus Valley Bancorp Inc.	—	8
Cohen & Steers Inc.	5	206
Columbia Banking System Inc.	6	255
Comerica Inc.	7	503
Commerce Bancshares Inc.	12	672
Community Bank System Inc.	5	273
Community Trust Bancorp Inc.	2	90
ConnectOne Bancorp Inc.	3	69
Consumer Portfolio Services Inc. (a)	2	10
Cowen Inc. - Class A (a) (b)	2	36
Crawford & Co. - Class B	1	13
Credit Acceptance Corp. (a) (b)	2	518
CU Bancorp (a)	1	46
Cullen/Frost Bankers Inc.	5	506
Customers Bancorp Inc. (a)	3	93
CVB Financial Corp.	11	252
Diamond Hill Investment Group Inc.	—	96
Dime Community Bancshares Inc.	4	77
Discover Financial Services	19	1,201
Donegal Group Inc. - Class A	2	25
Donnelley Financial Solutions Inc. (a)	3	74
E*TRADE Financial Corp. (a)	17	641
Eagle Bancorp Inc. (a)	3	172
East West Bancorp Inc.	9	528
Eaton Vance Corp.	16	761
eHealth Inc. (a)	2	42
EMC Insurance Group Inc.	2	46
Employer Holdings Inc.	4	154
Encore Capital Group Inc. (a)	2	94
Enova International Inc. (a)	5	81
Enstar Group Ltd. (a)	2	353
Enterprise Financial Services Corp.	2	95
Erie Indemnity Co. - Class A	2	235
ESSA Bancorp Inc.	1	14
Essent Group Ltd. (a)	10	383
Evercore Partners Inc. - Class A	6	394
Everest Re Group Ltd.	2	627
Ezcorp Inc. - Class A (a)	7	56
FactSet Research Systems Inc.	2	411
Farmers Capital Bank Corp.	1	23
Farmers National Banc Corp.	1	12
FBL Financial Group Inc. - Class A	1	86
FCB Financial Holdings Inc. - Class A (a)	4	204
Federal Agricultural Mortgage Corp. - Class C	1	58
Federated Investors Inc. - Class B	11	320
Federated National Holding Co.	2	26
Fidelity & Guaranty Life (b)	1	35
Fidelity National Financial Inc.	19	830
Fidelity Southern Corp.	4	81
Fifth Third Bancorp	45	1,178
Financial Engines Inc.	4	158
Financial Institutions Inc.	2	57
First American Financial Corp.	11	488
First Bancorp Inc.	2	58
First Bancorp Inc. (a)	22	127
First Bancorp Inc.	1	31
First Busey Corp.	4	126
First Business Financial Services Inc.	1	22
First Citizens BancShares Inc. - Class A	1	417
First Commonwealth Financial Corp.	9	117
First Community Bancshares Inc.	2	48
First Connecticut Bancorp Inc.	1	31
First Defiance Financial Corp.	1	39
First Financial Bancorp	7	181
First Financial Bankshares Inc. (b)	6	250
First Financial Corp.	1	45
First Financial Northwest Inc.	1	16
First Foundation Inc. (a)	4	67
First Horizon National Corp.	23	404
First Interstate BancSystem Inc. - Class A	3	113
First Merchants Corp.	4	163
First Midwest Bancorp Inc.	14	323
First of Long Island Corp.	2	67
First Republic Bank	9	892
FirstCash Inc.	5	280
Flagstar Bancorp Inc. (a)	6	180
Flushing Financial Corp.	3	99
FNB Corp.	26	372

See accompanying Notes to Financial Statements.

23

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

FNFV Group (a)	2	39
Franklin Resources Inc.	14	605
Fulton Financial Corp.	15	288
Gain Capital Holdings Inc.	5	33
GAMCO Investors Inc. - Class A	1	36
Genworth Financial Inc. - Class A (a)	49	184
German American Bancorp Inc.	2	56
Glacier Bancorp Inc.	8	289
Global Indemnity Ltd. - Class A (a)	1	39
Goldman Sachs Group Inc.	11	2,390
Great Southern Bancorp Inc.	2	98
Great Western Bancorp Inc.	6	245
Green Dot Corp. - Class A (a)	6	214
Greenhill & Co. Inc.	2	50
Greenlight Capital Re Ltd. - Class A (a)	3	67
Guaranty Bancorp	3	75
Hallmark Financial Services Inc. (a)	2	24
Hancock Holding Co.	7	358
Hanmi Financial Corp.	3	99
Hanover Insurance Group Inc.	4	318
Hartford Financial Services Group Inc.	23	1,193
HCI Group Inc.	2	71
Heartland Financial USA Inc.	3	127
Hennessy Advisors Inc.	—	6
Heritage Commerce Corp.	5	63
Heritage Financial Corp.	3	73
Heritage Insurance Holdings Inc.	3	35
Hilltop Holdings Inc.	10	272
Home Bancshares Inc.	16	394
HomeStreet Inc. (a)	3	79
HomeTrust Bancshares Inc. (a)	1	35
Hope Bancorp Inc.	14	257
Horace Mann Educators Corp.	5	188
Horizon Bancorp	3	80
Houlihan Lokey Inc. - Class A	1	22
Huntington Bancshares Inc.	68	925
IberiaBank Corp.	4	314
Impac Mortgage Holdings Inc. (a)	2	27
Independent Bank Corp.	3	193
Independent Bank Group Inc.	2	112
Interactive Brokers Group Inc.	10	360
Intercontinental Exchange Inc.	17	1,152
International Bancshares Corp.	7	242
INTL FCStone Inc. (a)	2	70
Invesco Ltd.	25	882
Investment Technology Group Inc.	3	66
Investors Bancorp Inc.	26	354
James River Group Holdings Ltd.	3	120
Janus Henderson Group Plc (a)	8	254
JPMorgan Chase & Co.	114	10,377
KCG Holdings Inc. - Class A (a)	8	163
Kearny Financial Corp.	9	134
Kemper Corp.	6	221
KeyCorp	36	675
Ladenburg Thalmann Financial Services Inc. (a)	10	25
Lakeland Bancorp Inc.	5	91
Lakeland Financial Corp.	2	99
LegacyTexas Financial Group Inc.	5	188
Legg Mason Inc.	8	318
LendingClub Corp. (a)	25	138
LendingTree Inc. (a)	1	209
Leucadia National Corp.	14	377
Lincoln National Corp.	9	635
Loews Corp.	14	639
LPL Financial Holdings Inc.	13	535
M&T Bank Corp.	4	641
Macatawa Bank Corp.	1	6
Maiden Holdings Ltd.	9	103
MainSource Financial Group Inc.	3	89
Manning & Napier Inc. - Class A	1	5
Markel Corp. (a)	—	491
MarketAxess Holdings Inc.	2	442
Marlin Business Services Inc.	2	50
Marsh & McLennan Cos. Inc.	18	1,410
MB Financial Inc.	7	310
MBIA Inc. (a)	14	132
MBT Financial Corp.	1	9
Mercantile Bank Corp.	2	64
Mercury General Corp.	5	258
Meridian Bancorp Inc.	5	93
Meta Financial Group Inc.	1	95
MetLife Inc.	18	997
MGIC Investment Corp. (a)	10	112
Midsouth Bancorp Inc.	1	7
MidWestOne Financial Group Inc.	1	26
Moelis & Co. - Class A	2	96
Moody's Corp.	5	606
Morgan Stanley	42	1,855
Morningstar Inc.	5	358
MSCI Inc.	5	479
NASDAQ Inc.	10	727
National Bank Holdings Corp. - Class A	3	96
National Bankshares Inc. (b)	—	3
National General Holdings Corp.	11	227
National Western Life Group Inc. - Class A	—	110
Nationstar Mortgage Holdings Inc. (a) (b)	2	44
Navient Corp.	39	646
Navigators Group Inc.	3	174
NBT Bancorp Inc.	5	177
Nelnet Inc. - Class A	3	152
New York Community Bancorp Inc.	20	269
NewStar Financial Inc.	4	43
Nicholas Financial Inc. (a)	1	6
Nicolet Bankshares Inc. (a)	—	15
NMI Holdings Inc. - Class A (a)	7	81
Northern Trust Corp.	8	749
Northfield Bancorp Inc.	5	90
Northrim BanCorp Inc.	—	12
Northwest Bancshares Inc.	11	179
OceanFirst Financial Corp.	3	85
Ocwen Financial Corp. (a) (b)	4	10
OFG Bancorp	6	62
Old National Bancorp	15	253
Old Republic International Corp.	26	502
Old Second Bancorp Inc.	1	8
OM Asset Management Plc	9	134
OneBeacon Insurance Group Ltd. - Class A	3	50
OneMain Holdings Inc. (a)	12	306
Oppenheimer Holdings Inc. - Class A	1	18
Opus Bank	3	75
Oritani Financial Corp.	5	87
Pacific Continental Corp.	3	78
Pacific Premier Bancorp Inc. (a)	3	99
PacWest Bancorp	9	433
Park National Corp.	1	144
Park Sterling Corp.	8	91
Peapack Gladstone Financial Corp.	2	71
Penns Woods Bancorp Inc. (b)	—	9
PennyMac Financial Services Inc. - Class A (a)	4	66
Peoples Bancorp Inc.	2	67
Peoples Financial Services Corp. (b)	—	9
People's United Financial Inc.	26	463
People's Utah Bancorp	1	18
PHH Corp. (a)	6	79
Pinnacle Financial Partners Inc.	7	428
Piper Jaffray Cos.	1	54
PNC Financial Services Group Inc.	12	1,470
Popular Inc.	9	368
PRA Group Inc. (a)	5	177
Preferred Bank	2	85
Primerica Inc.	6	449
Principal Financial Group Inc.	18	1,154
ProAssurance Corp.	4	259
Progressive Corp.	16	723
Prosperity Bancshares Inc.	6	385
Provident Financial Holdings Inc.	—	8
Provident Financial Services Inc.	7	177
Prudential Bancorp Inc.	—	5
Prudential Financial Inc.	8	909
Pzena Investment Management Inc. - Class A	2	19
QCR Holdings Inc.	1	46
Radian Group Inc.	6	95

See accompanying Notes to Financial Statements.

24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Raymond James Financial Inc.	9	697
Regional Management Corp. (a)	2	42
Regions Financial Corp.	67	979
Reinsurance Group of America Inc.	3	438
RenaissanceRe Holdings Ltd.	4	523
Renasant Corp.	5	204
Republic Bancorp Inc. - Class A	2	54
Republic First Bancorp Inc. (a) (b)	2	21
RLI Corp.	4	221
S&P Global Inc.	11	1,586
S&T Bancorp Inc.	4	138
Safeguard Scientifics Inc. (a)	2	22
Safety Insurance Group Inc.	2	112
Sandy Spring Bancorp Inc.	3	105
Santander Consumer USA Holdings Inc. (a)	36	454
Seacoast Banking Corp. of Florida (a)	4	91
SEI Investments Co.	7	392
Selective Insurance Group Inc.	6	311
ServisFirst Bancshares Inc.	5	171
Sierra Bancorp	1	36
Signature Bank (a)	3	477
Simmons First National Corp. - Class A	3	179
SLM Corp. (a)	49	564
South State Corp.	3	247
Southside Bancshares Inc.	3	108
Southwest Bancorp Inc.	3	66
State Auto Financial Corp.	4	95
State Bank Financial Corp.	3	93
State National Cos. Inc.	3	47
State Street Corp.	8	746
Sterling Bancorp	12	269
Stewart Information Services Corp.	3	114
Stifel Financial Corp. (a)	6	262
Stock Yards Bancorp Inc.	2	75
Stonegate Bank	2	72
Sun Bancorp Inc.	2	53
SunTrust Banks Inc.	14	808
SVB Financial Group (a)	3	551
Synchrony Financial	36	1,080
Synovus Financial Corp.	12	546
T. Rowe Price Group Inc.	25	1,839
TCF Financial Corp.	19	309
TD Ameritrade Holding Corp.	10	452
Territorial Bancorp Inc.	1	34
Texas Capital Bancshares Inc. (a)	5	381
TFS Financial Corp.	11	164
Third Point Reinsurance Ltd. (a)	2	27
Tiptree Inc. - Class A	3	21
Tompkins Financial Corp.	2	123
Torchmark Corp.	8	617
Towne Bank	7	209
Travelers Cos. Inc.	14	1,771
Trico Bancshares	3	101
Tristate Capital Holdings Inc. (a)	4	94
TrustCo Bank Corp.	11	87
Trustmark Corp.	7	235
U.S. Bancorp	51	2,636
UMB Financial Corp.	4	314
Umpqua Holdings Corp.	19	347
Union Bankshares Corp.	5	160
United Bankshares Inc.	9	355
United Community Banks Inc.	8	210
United Community Financial Corp.	5	44
United Financial Bancorp Inc.	5	85
United Fire Group Inc.	3	121
United Insurance Holdings Corp.	2	38
Universal Insurance Holdings Inc.	4	93
Univest Corp. of Pennsylvania	3	91
Unum Group	14	659
Validus Holdings Ltd.	8	414
Valley National Bancorp	23	269
Virtu Financial Inc. - Class A (b)	1	11
Virtus Investment Partners Inc.	1	89
Voya Financial Inc.	8	286
Waddell & Reed Financial Inc. - Class A	8	160
Walker & Dunlop Inc. (a)	3	163
Washington Federal Inc.	7	232
Washington Trust Bancorp Inc.	2	106
WashingtonFirst Bankshares Inc.	—	16
Waterstone Financial Inc.	3	62
Webster Financial Corp.	9	477
Wells Fargo & Co.	151	8,388
WesBanco Inc.	4	177
West Bancorp Inc.	2	43
Westamerica Bancorp	2	89
Western Alliance Bancorp (a)	10	512
Westwood Holdings Group Inc.	1	45
White Mountains Insurance Group Ltd.	—	426
Willis Towers Watson Plc	5	735
Wintrust Financial Corp.	5	401
WisdomTree Investments Inc. (b)	7	75
WMIH Corp. (a)	20	25
World Acceptance Corp. (a)	—	37
WR Berkley Corp.	8	521
WSFS Financial Corp.	3	132
XL Group Ltd.	11	477
Zions Bancorp	9	375
		162,201
Health Care 12.3%
Abaxis Inc.	2	97
Abbott Laboratories	53	2,582
AbbVie Inc.	68	4,910
Abiomed Inc. (a)	2	239
Acadia HealthCare Co. Inc. (a) (b)	8	378
Accuray Inc. (a)	6	27
Aceto Corp.	3	47
Achillion Pharmaceuticals Inc. (a)	—	—
Acorda Therapeutics Inc. (a)	6	120
Adamas Pharmaceuticals Inc. (a) (b)	2	40
Addus HomeCare Corp. (a)	1	41
Aetna Inc.	12	1,782
Agilent Technologies Inc.	13	771
Akebia Therapeutics Inc. (a)	—	3
Akorn Inc. (a)	15	492
Albany Molecular Research Inc. (a) (b)	2	41
Alere Inc. (a)	6	314
Alexion Pharmaceuticals Inc. (a)	4	511
Align Technology Inc. (a)	5	702
Alkermes Plc (a)	3	167
Allergan Plc	6	1,529
Alliance HealthCare Services Inc. (a)	1	10
Allscripts-Misys Healthcare Solutions Inc. (a)	19	249
Almost Family Inc. (a)	1	83
Alnylam Pharmaceuticals Inc. (a)	4	313
Altimmune Inc. (a)	—	1
Amedisys Inc. (a)	2	139
AmerisourceBergen Corp.	12	1,104
Amgen Inc.	21	3,670
AMN Healthcare Services Inc. (a)	5	210
Amphastar Pharmaceuticals Inc. (a)	4	75
Analogic Corp.	1	88
AngioDynamics Inc. (a)	4	72
ANI Pharmaceuticals Inc. (a)	1	37
Anika Therapeutics Inc. (a)	1	73
Anthem Inc.	8	1,471
Aptevo Therapeutics Inc. (a)	2	4
Aralez Pharmaceuticals Inc. (a) (b)	2	2
Aratana Therapeutics Inc. (a)	2	16
Ardelyx Inc. (a)	1	4
Assembly Biosciences Inc. (a) (b)	—	4
athenahealth Inc. (a) (b)	4	509
Atrion Corp.	—	105
Baxter International Inc.	12	739
Becton Dickinson & Co.	6	1,150
Biogen Inc. (a)	8	2,092
BioMarin Pharmaceutical Inc. (a)	3	283
Bio-Rad Laboratories Inc. - Class A (a)	2	501
BioScrip Inc. (a)	5	15
Biospecifics Technologies Corp. (a)	1	36
Bio-Techne Corp.	3	299
BioTelemetry Inc. (a)	3	95
Bioverativ Inc. (a)	7	411

See accompanying Notes to Financial Statements.

25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Bluebird Bio Inc. (a)	2	186
Boston Scientific Corp. (a)	29	802
Bristol-Myers Squibb Co.	59	3,271
Brookdale Senior Living Inc. (a)	12	177
Bruker Corp.	18	509
Cambrex Corp. (a)	4	255
Cantel Medical Corp.	4	313
Capital Senior Living Corp. (a)	3	47
Cara Therapeutics Inc. (a) (b)	—	6
Cardinal Health Inc.	11	880
Catalent Inc. (a)	17	612
Celgene Corp. (a)	33	4,344
Centene Corp. (a)	13	1,043
Cerner Corp. (a)	8	514
Charles River Laboratories International Inc. (a)	6	567
Chemed Corp.	2	389
Chimerix Inc. (a)	5	28
CIGNA Corp.	9	1,465
Civitas Solutions Inc. (a)	4	62
Clovis Oncology Inc. (a)	1	98
Community Health Systems Inc. (a)	12	117
Computer Programs & Systems Inc. (b)	1	24
Concert Pharmaceuticals Inc. (a)	—	6
Conmed Corp.	2	119
Cooper Cos. Inc.	2	452
Corcept Therapeutics Inc. (a)	5	57
Corvel Corp. (a)	2	95
CR Bard Inc.	4	1,356
Cross Country Healthcare Inc. (a)	2	31
CryoLife Inc. (a)	3	56
Cumberland Pharmaceuticals Inc. (a)	1	6
Danaher Corp.	18	1,552
DaVita Inc. (a)	23	1,504
DENTSPLY SIRONA Inc.	9	602
DepoMed Inc. (a)	3	34
DexCom Inc. (a)	1	102
Diplomat Pharmacy Inc. (a) (b)	3	41
Eagle Pharmaceuticals Inc. (a) (b)	1	105
Edwards Lifesciences Corp. (a)	6	709
Eli Lilly & Co.	29	2,352
Emergent BioSolutions Inc. (a)	4	138
Enanta Pharmaceuticals Inc. (a)	—	13
Endo International Plc (a)	23	261
Ensign Group Inc.	5	118
Envision Healthcare Corp. (a)	10	631
Enzo Biochem Inc. (a)	7	74
Evolent Health Inc. - Class A (a)	2	56
Exact Sciences Corp. (a)	2	77
Exactech Inc. (a)	2	46
Exelixis Inc. (a)	21	513
Express Scripts Holding Co. (a)	30	1,931
Five Prime Therapeutics Inc. (a)	4	120
Five Star Senior Living Inc. (a)	1	1
Fluidigm Corp. (a)	1	4
Gilead Sciences Inc.	46	3,276
Globus Medical Inc. - Class A (a)	7	231
Haemonetics Corp. (a)	3	138
Halyard Health Inc. (a)	5	202
Hanger Orthopedic Group Inc. (a)	3	33
Harvard Bioscience Inc. (a)	2	4
HCA Healthcare Inc. (a)	9	766
HealthEquity Inc. (a)	3	141
HealthSouth Corp.	13	618
HealthStream Inc. (a)	2	56
Henry Schein Inc. (a)	3	631
Heska Corp. (a)	—	16
Hill-Rom Holdings Inc.	8	607
HMS Holdings Corp. (a)	8	140
Hologic Inc. (a)	21	955
Horizon Pharma Plc (a)	15	180
Humana Inc.	5	1,214
ICU Medical Inc. (a)	1	190
Idexx Laboratories Inc. (a)	5	815
Illumina Inc. (a)	4	628
Impax Laboratories Inc. (a)	4	67
INC Research Holdings Inc. - Class A (a)	5	319
Incyte Corp. (a)	8	959
Innoviva Inc. (a)	4	53
Inogen Inc. (a)	1	115
Insys Therapeutics Inc. (a)	3	34
Integer Holdings Corp. (a)	2	95
Integra LifeSciences Holdings Corp. (a)	5	280
Intuitive Surgical Inc. (a)	1	784
Invacare Corp.	4	50
Ionis Pharmaceuticals Inc. (a) (b)	3	162
Jazz Pharmaceuticals Plc (a)	3	464
Johnson & Johnson	80	10,535
K2M Group Holdings Inc. (a)	1	23
Karyopharm Therapeutics Inc. (a)	4	32
Kindred Healthcare Inc.	8	92
Kite Pharma Inc. (a) (b)	2	249
Laboratory Corp. of America Holdings (a)	8	1,261
Landauer Inc.	1	39
Lannett Co. Inc. (a) (b)	3	63
LeMaitre Vascular Inc.	2	50
LHC Group Inc. (a)	2	125
Lifepoint Health Inc. (a)	5	358
Ligand Pharmaceuticals Inc. (a)	—	42
Lipocine Inc. (a)	1	4
LivaNova Plc (a)	2	135
Luminex Corp.	3	70
Magellan Health Services Inc. (a)	2	178
Mallinckrodt Plc (a)	7	302
Masimo Corp. (a)	4	398
McKesson Corp.	7	1,216
Medicines Co. (a) (b)	5	204
Medidata Solutions Inc. (a)	1	58
MEDNAX Inc. (a)	7	411
Medtronic Plc	27	2,431
Merck & Co. Inc.	80	5,121
Meridian Bioscience Inc.	4	68
Merit Medical Systems Inc. (a)	4	151
Mettler-Toledo International Inc. (a)	1	872
Mirati Therapeutics Inc. (a)	2	7
Molina Healthcare Inc. (a)	8	527
Momenta Pharmaceuticals Inc. (a)	4	71
Mylan NV (a)	13	489
Myriad Genetics Inc. (a)	6	147
National Healthcare Corp.	1	84
National Research Corp. - Class A	1	16
National Research Corp. - Class B	—	5
Natus Medical Inc. (a)	3	110
Neogen Corp. (a)	3	173
NeoGenomics Inc. (a)	3	28
Neurocrine Biosciences Inc. (a)	1	62
NewLink Genetics Corp. (a) (b)	2	12
NuVasive Inc. (a)	5	361
Nuvectra Corp. (a)	1	8
Omnicell Inc. (a)	3	136
Opko Health Inc. (a) (b)	15	96
OraSure Technologies Inc. (a)	4	72
Orthofix International NV (a)	1	70
Otonomy Inc. (a)	2	39
Owens & Minor Inc.	7	220
PAREXEL International Corp. (a)	7	615
Patterson Cos. Inc.	13	595
PDL BioPharma Inc. (a)	6	14
PerkinElmer Inc.	7	452
Perrigo Co. Plc	2	152
Pfizer Inc.	239	8,030
PharMerica Corp. (a)	3	83
Phibro Animal Health Corp. - Class A	2	59
PRA Health Sciences Inc. (a)	6	428
Premier Inc. - Class A (a)	5	172
Prestige Brands Holdings Inc. (a)	5	266
Providence Services Corp. (a)	2	79
Psychemedics Corp.	1	13
PTC Therapeutics Inc. (a)	1	22
Quality Systems Inc. (a)	4	75
Quest Diagnostics Inc.	13	1,492
Quidel Corp. (a)	2	42
Quintiles IMS Holdings Inc. (a)	8	729

See accompanying Notes to Financial Statements.

26

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Quorum Health Corp. (a)	3	14
RadNet Inc. (a)	4	29
Regeneron Pharmaceuticals Inc. (a)	2	1,081
ResMed Inc.	5	400
Retrophin Inc. (a)	4	69
RTI Surgical Inc. (a)	4	21
Sangamo Therapeutics Inc. (a)	1	9
Sciclone Pharmaceuticals Inc. (a)	6	63
SeaSpine Holdings Corp. (a)	1	7
Seattle Genetics Inc. (a)	2	129
Select Medical Holdings Corp. (a)	13	198
Seres Therapeutics Inc. (a) (b)	2	23
Simulations Plus Inc.	1	7
Spectrum Pharmaceuticals Inc. (a)	8	56
Steris Plc	7	542
Stryker Corp.	9	1,301
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	5	52
Supernus Pharmaceuticals Inc. (a)	2	103
SurModics Inc. (a)	1	40
Taro Pharmaceutical Industries Ltd. (a) (b)	2	250
Teleflex Inc.	2	344
Tenet Healthcare Corp. (a)	12	228
TESARO Inc. (a) (b)	1	146
Tetraphase Pharmaceuticals Inc. (a)	3	18
Thermo Fisher Scientific Inc.	12	2,121
Titan Pharmaceuticals Inc. (a) (b)	2	3
Tivity Health Inc. (a)	4	165
Triple-S Management Corp. - Class B (a)	2	35
United Therapeutics Corp. (a)	7	859
UnitedHealth Group Inc.	36	6,637
Universal Health Services Inc. - Class B	9	1,120
US Physical Therapy Inc.	1	68
Utah Medical Products Inc.	—	14
Varex Imaging Corp. (a)	2	74
Varian Medical Systems Inc. (a)	5	467
VCA Inc. (a)	7	669
Veeva Systems Inc. - Class A (a)	4	226
Vertex Pharmaceuticals Inc. (a)	4	497
VWR Corp. (a)	14	460
Waters Corp. (a)	3	545
WellCare Health Plans Inc. (a)	4	653
West Pharmaceutical Services Inc.	3	275
Xencor Inc. (a)	3	56
Zafgen Inc. (a)	—	1
Zimmer Biomet Holdings Inc.	6	735
Zoetis Inc. - Class A	20	1,229
Zogenix Inc. (a)	2	25
		134,350
Industrials 13.6%
3M Co.	26	5,352
AAON Inc.	4	145
AAR Corp.	3	108
ABM Industries Inc.	5	191
Acacia Research Corp. (a)	2	7
ACCO Brands Corp. (a)	11	134
Actuant Corp. - Class A	9	214
Acuity Brands Inc.	2	378
Advanced Drainage Systems Inc.	6	112
Advisory Board Co. (a)	2	120
AECOM (a)	18	575
Aegion Corp. (a)	3	73
Aerojet Rocketdyne Holdings Inc. (a)	7	152
Aerovironment Inc. (a)	2	90
AGCO Corp.	8	562
Air Lease Corp. - Class A	12	455
Air Transport Services Group Inc. (a)	8	174
Alamo Group Inc.	1	111
Alaska Air Group Inc.	12	1,047
Albany International Corp. - Class A	3	169
Allegiant Travel Co.	2	315
Allegion Plc	5	412
Allied Motion Technologies Inc.	1	34
Allison Transmission Holdings Inc.	19	728
Altra Holdings Inc.	3	119
Amerco Inc.	1	522
Ameresco Inc. - Class A (a)	1	9
American Airlines Group Inc.	21	1,049
American Railcar Industries Inc. (b)	1	36
American Woodmark Corp. (a)	2	169
AMETEK Inc.	12	709
AO Smith Corp.	7	379
Apogee Enterprises Inc.	3	165
Applied Industrial Technologies Inc.	4	209
ARC Document Solutions Inc. (a)	4	18
ArcBest Corp.	2	49
Arconic Inc.	40	913
Argan Inc.	2	99
Armstrong Flooring Inc. (a)	3	51
Armstrong World Industries Inc. (a)	6	261
Astec Industries Inc.	4	196
Astronics Corp. (a)	2	67
Astronics Corp. - Class B (a)	1	31
Atlas Air Worldwide Holdings Inc. (a)	3	147
Avis Budget Group Inc. (a) (b)	12	328
Axon Enterprise Inc. (a) (b)	4	98
AZZ Inc.	3	145
Babcock & Wilcox Enterprises Inc. (a)	5	60
Barnes Group Inc.	6	326
Barrett Business Services Inc.	1	67
Beacon Roofing Supply Inc. (a)	7	354
BMC Stock Holdings Inc. (a)	7	155
Boeing Co.	25	4,955
Brady Corp. - Class A	5	177
Briggs & Stratton Corp.	3	83
Brink's Co.	7	469
Builders FirstSource Inc. (a)	15	237
BWX Technologies Inc.	10	500
C.H. Robinson Worldwide Inc.	8	546
CAI International Inc. (a)	1	22
Carlisle Cos. Inc.	5	502
Casella Waste Systems Inc. - Class A (a)	5	81
Caterpillar Inc.	17	1,855
CBIZ Inc. (a)	7	99
CDI Corp. (a)	1	9
Ceco Environmental Corp.	3	29
Celadon Group Inc.	3	10
Chart Industries Inc. (a)	3	118
Chicago Bridge & Iron Co. NV	8	165
Cintas Corp.	5	594
CIRCOR International Inc.	2	95
Civeo Corp. (a)	8	17
Clean Harbors Inc. (a)	7	368
Colfax Corp. (a)	11	429
Columbus Mckinnon Corp.	2	61
Comfort Systems USA Inc.	4	141
Commercial Vehicle Group Inc. (a)	5	38
Continental Building Products Inc. (a)	5	111
Copa Holdings SA - Class A	3	381
Copart Inc. (a)	19	611
Covanta Holding Corp. (b)	16	208
Covenant Transportation Group Inc. - Class A (a)	2	39
CRA International Inc.	1	39
Crane Co.	6	504
CSW Industrials Inc. (a)	1	32
CSX Corp.	35	1,918
Cubic Corp.	3	137
Cummins Inc.	5	807
Curtiss-Wright Corp.	5	482
Deere & Co.	11	1,405
Delta Air Lines Inc.	41	2,187
Deluxe Corp.	7	475
DigitalGlobe Inc. (a)	7	223
DMC Global Inc.	2	29
Donaldson Co. Inc.	11	502
Douglas Dynamics Inc.	3	93
Dover Corp.	13	1,021
Ducommun Inc. (a)	1	41
Dun & Bradstreet Corp.	4	393
DXP Enterprises Inc. (a)	2	62
Dycom Industries Inc. (a)	5	448
Eagle Bulk Shipping Inc. (a)	2	11
Eaton Corp. Plc	12	914

See accompanying Notes to Financial Statements.

27

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Echo Global Logistics Inc. (a)	3	65
EMCOR Group Inc.	7	472
Emerson Electric Co.	23	1,355
Encore Wire Corp.	2	95
EnerSys Inc.	4	321
Engility Holdings Inc. (a)	4	115
Ennis Inc.	3	62
EnPro Industries Inc.	1	101
Equifax Inc.	5	680
ESCO Technologies Inc.	2	146
Essendant Inc.	3	50
Esterline Technologies Corp. (a)	3	296
ExOne Co. (a) (b)	1	15
Expeditors International of Washington Inc.	7	417
Exponent Inc.	3	147
Fastenal Co.	14	588
Federal Signal Corp.	6	102
FedEx Corp.	12	2,528
Flowserve Corp.	6	287
Fluor Corp.	11	494
Fortive Corp.	10	662
Fortune Brands Home & Security Inc.	7	473
Forward Air Corp.	3	155
Franklin Covey Co. (a)	1	21
Franklin Electric Co. Inc.	4	176
FreightCar America Inc.	1	18
FTI Consulting Inc. (a)	5	170
Fuel Tech Inc. (a)	1	1
GATX Corp. (b)	3	182
Gencor Industries Inc. (a)	1	9
Generac Holdings Inc. (a)	7	265
General Cable Corp.	4	67
General Dynamics Corp.	9	1,809
General Electric Co.	168	4,548
Genesee & Wyoming Inc. - Class A (a)	6	431
Gibraltar Industries Inc. (a)	3	107
Global Brass & Copper Holdings Inc.	3	78
Global Power Equipment Group Inc. (a)	—	1
Golden Ocean Group Ltd. (a)	1	4
Goldfield Corp. (a)	3	17
Gorman-Rupp Co.	2	62
GP Strategies Corp. (a)	2	52
Graco Inc.	6	684
Graham Corp.	—	8
Granite Construction Inc.	4	177
Great Lakes Dredge & Dock Corp. (a)	7	32
Greenbrier Cos. Inc.	3	141
Griffon Corp.	5	104
H&E Equipment Services Inc.	5	101
Hardinge Inc.	1	18
Harsco Corp. (a)	11	174
Hawaiian Holdings Inc. (a)	7	348
HC2 Holdings Inc. (a)	1	4
HD Supply Holdings Inc. (a)	11	344
Healthcare Services Group Inc.	5	235
Heartland Express Inc. (b)	9	183
HEICO Corp.	3	225
HEICO Corp. - Class A	5	303
Heidrick & Struggles International Inc.	2	47
Herc Holdings Inc. (a)	3	107
Heritage-Crystal Clean Inc. (a)	1	16
Herman Miller Inc.	6	182
Hertz Global Holdings Inc. (a)	8	94
Hexcel Corp.	11	556
Hill International Inc. (a)	4	20
Hillenbrand Inc.	7	236
HNI Corp.	5	204
Honeywell International Inc.	26	3,430
Houston Wire & Cable Co.	1	5
HUB Group Inc. - Class A (a)	3	125
Hubbell Inc.	4	435
Hudson Global Inc. (a)	1	1
Hudson Technologies Inc. (a) (b)	3	25
Huntington Ingalls Industries Inc.	3	488
Hurco Cos. Inc.	—	11
Huron Consulting Group Inc. (a)	2	97
Hyster-Yale Materials Handling Inc. - Class A	1	79
ICF International Inc. (a)	2	97
IDEX Corp.	4	434
IES Holdings Inc. (a)	2	38
Illinois Tool Works Inc.	13	1,903
Ingersoll-Rand Plc	12	1,112
InnerWorkings Inc. (a)	5	57
Insperity Inc.	2	168
Insteel Industries Inc.	2	69
Interface Inc.	7	134
Intersections Inc. (a) (b)	1	3
ITT Inc.	10	408
Jacobs Engineering Group Inc.	5	273
JB Hunt Transport Services Inc.	6	575
JetBlue Airways Corp. (a)	39	902
John Bean Technologies Corp.	3	340
Johnson Controls International Plc	20	876
Kadant Inc.	1	79
Kaman Corp.	3	141
Kansas City Southern	9	911
KAR Auction Services Inc.	14	583
KBR Inc.	15	224
Kelly Services Inc. - Class A	4	80
Kennametal Inc.	8	301
Keyw Holding Corp. (a)	1	10
Kforce Inc.	4	74
Kimball International Inc. - Class B	4	72
Kirby Corp. (a)	5	366
KLX Inc. (a)	5	258
Knight Transportation Inc.	9	328
Knoll Inc.	5	108
Korn/Ferry International	5	180
Kratos Defense & Security Solutions Inc. (a)	6	68
L3 Technologies Inc.	4	696
Landstar System Inc.	5	427
Lawson Products Inc. (a)	—	10
Layne Christensen Co. (a)	1	13
LB Foster Co.	1	21
Lennox International Inc.	3	482
Lincoln Electric Holdings Inc.	7	630
Lindsay Corp.	—	36
Lockheed Martin Corp.	11	3,105
LSC Communications Inc.	3	69
LSI Industries Inc.	1	11
Lydall Inc. (a)	2	94
Macquarie Infrastructure Co. LLC	5	389
Manitowoc Co. Inc. (a)	14	87
Manpower Inc.	5	614
Marten Transport Ltd.	3	75
Masco Corp.	14	519
Masonite International Corp. (a)	3	193
MasTec Inc. (a)	11	492
Matson Inc.	5	147
Matthews International Corp. - Class A	3	185
McGrath RentCorp	3	98
Mercury Systems Inc. (a)	3	128
Meritor Inc. (a)	9	142
Middleby Corp. (a)	2	265
Milacron Holdings Corp. (a)	4	70
Miller Industries Inc.	1	32
Mistras Group Inc. (a)	3	56
Mobile Mini Inc.	4	132
Moog Inc. - Class A (a)	4	257
MRC Global Inc. (a)	10	157
MSA Safety Inc.	3	275
MSC Industrial Direct Co. - Class A	5	470
Mueller Industries Inc.	5	159
Mueller Water Products Inc. - Class A	19	217
Multi-Color Corp.	1	122
MYR Group Inc. (a)	2	72
National Presto Industries Inc.	1	59
Navigant Consulting Inc. (a)	5	91
Navistar International Corp. (a)	6	168
NCI Building Systems Inc. (a)	7	120
Neff Corp. - Class A (a)	1	19
Nielsen Holdings Plc	22	852

See accompanying Notes to Financial Statements.

28

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

NL Industries Inc. (a)	1	6
NN Inc.	3	80
Nordson Corp.	4	528
Norfolk Southern Corp.	11	1,360
Northrop Grumman Systems Corp.	7	1,786
Northwest Pipe Co. (a)	1	16
NOW Inc. (a)	12	190
NV5 Holdings Inc. (a)	1	30
Old Dominion Freight Line Inc.	7	632
On Assignment Inc. (a)	6	326
Orbital ATK Inc.	6	579
Orion Group Holdings Inc. (a)	2	12
Oshkosh Corp.	8	522
Owens Corning Inc.	9	627
PACCAR Inc.	15	980
PAM Transportation Services Inc. (a)	—	6
Parker Hannifin Corp.	5	824
Park-Ohio Holdings Corp.	1	49
Patrick Industries Inc. (a)	2	156
Pentair Plc	11	705
Performant Financial Corp. (a)	4	7
PGT Innovations Inc. (a)	6	80
Pitney Bowes Inc.	16	234
Ply Gem Holdings Inc. (a)	6	103
Powell Industries Inc.	1	34
Preformed Line Products Co.	—	9
Primoris Services Corp.	5	122
Proto Labs Inc. (a) (b)	2	157
Quad/Graphics Inc. - Class A	4	102
Quanex Building Products Corp.	4	76
Quanta Services Inc. (a)	15	498
Radiant Logistics Inc. (a)	3	18
Raven Industries Inc.	2	81
Raytheon Co.	8	1,327
RBC Bearings Inc. (a)	2	206
Regal-Beloit Corp.	4	359
Republic Services Inc.	13	804
Resources Connection Inc.	4	60
Rexnord Corp. (a)	11	247
Roadrunner Transportation Systems Inc. (a)	4	30
Robert Half International Inc.	17	797
Rockwell Automation Inc.	7	1,159
Rockwell Collins Inc.	12	1,304
Rollins Inc.	9	367
Roper Industries Inc.	3	632
RPX Corp. (a)	4	60
Rush Enterprises Inc. - Class A (a)	3	96
Ryder System Inc.	8	561
Saia Inc. (a)	3	137
Sensata Technologies Holding NV (a)	14	587
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	4	188
SkyWest Inc.	6	200
Snap-On Inc.	4	654
Southwest Airlines Co.	27	1,707
SP Plus Corp. (a)	2	64
Sparton Corp. (a)	1	21
Spirit Aerosystems Holdings Inc. - Class A	12	685
Spirit Airlines Inc. (a)	9	471
SPX Corp. (a)	3	73
SPX Flow Technology USA Inc. (a)	4	166
Standex International Corp.	1	99
Stanley Black & Decker Inc.	8	1,104
Steelcase Inc. - Class A	9	130
Stericycle Inc. (a)	7	498
Sterling Construction Co. Inc. (a)	3	36
Sun Hydraulics Corp.	2	80
Supreme Industries Inc. - Class A	2	28
Swift Transporation Co. - Class A (a) (b)	12	313
Team Inc. (a) (b)	3	68
Teledyne Technologies Inc. (a)	4	466
Tennant Co.	2	129
Terex Corp.	9	350
Tetra Tech Inc.	6	252
Textainer Group Holdings Ltd. (b)	3	38
Textron Inc.	22	1,043
Thermon Group Holdings Inc. (a)	3	51
Timken Co.	9	422
Titan International Inc.	6	73
Titan Machinery Inc. (a)	1	23
Toro Co.	7	480
TransDigm Group Inc.	2	538
TransUnion LLC (a)	8	330
Trex Co. Inc. (a)	2	162
TriMas Corp. (a)	4	88
TriNet Group Inc. (a)	5	173
Trinity Industries Inc.	18	503
Triton International Ltd. - Class A	4	148
Triumph Group Inc.	5	150
TrueBlue Inc. (a)	4	111
Tutor Perini Corp. (a)	5	151
Twin Disc Inc. (a)	1	19
Ultralife Corp. (a)	—	2
UniFirst Corp.	2	229
Union Pacific Corp.	31	3,335
United Continental Holdings Inc. (a)	28	2,076
United Parcel Service Inc. - Class B	30	3,264
United Rentals Inc. (a)	9	1,058
United Technologies Corp.	32	3,878
Univar Inc. (a)	10	306
Universal Forest Products Inc.	2	176
Universal Logistics Holdings Inc.	2	34
US Ecology Inc.	2	97
USA Truck Inc. (a)	1	9
USG Corp. (a)	16	472
Valmont Industries Inc.	2	369
Vectrus Inc. (a)	1	41
Verisk Analytics Inc. (a)	9	788
Veritiv Corp. (a)	2	75
Viad Corp.	2	102
Vicor Corp. (a)	1	25
VSE Corp.	1	54
Wabash National Corp.	7	162
WABCO Holdings Inc. (a)	3	404
Wabtec Corp. (b)	5	503
Waste Management Inc.	19	1,364
Watsco Inc.	3	536
Watts Water Technologies Inc. - Class A	3	168
Welbilt Inc. (a)	13	251
Werner Enterprises Inc.	8	243
Wesco Aircraft Holdings Inc. (a)	9	98
WESCO International Inc. (a)	5	283
West Corp.	8	190
Willdan Group Inc. (a)	1	30
Woodward Governor Co.	6	435
WW Grainger Inc.	3	632
Xerium Technologies Inc. (a)	1	9
XPO Logistics Inc. (a)	13	851
Xylem Inc.	9	521
YRC Worldwide Inc. (a)	4	41
		148,438
Information Technology 20.6%
3D Systems Corp. (a) (b)	3	51
Accenture Plc - Class A	27	3,301
ACI Worldwide Inc. (a)	17	373
Activision Blizzard Inc.	16	928
Actua Corp. (a)	5	66
Acxiom Corp. (a)	6	152
Adobe Systems Inc. (a)	14	1,951
ADTRAN Inc.	6	114
Advanced Energy Industries Inc. (a)	4	258
Advanced Micro Devices Inc. (a)	30	375
Agilysys Inc. (a)	1	8
Akamai Technologies Inc. (a)	11	530
Alliance Data Systems Corp.	3	848
Alpha & Omega Semiconductor Ltd. (a)	3	55
Alphabet Inc. - Class A (a)	7	6,168
Alphabet Inc. - Class C (a)	7	6,308
Ambarella Inc. (a)	1	49
Amdocs Ltd.	9	573
American Software Inc. - Class A	2	18
Amkor Technology Inc. (a)	29	288

See accompanying Notes to Financial Statements.

29

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Amphenol Corp. - Class A	11	838
Amtech Systems Inc. (a)	1	8
Analog Devices Inc.	8	660
Angie's List Inc. (a) (b)	3	37
Anixter International Inc. (a)	3	263
Ansys Inc. (a)	3	408
Apple Inc.	231	33,254
Applied Materials Inc.	39	1,600
Applied Optoelectronics Inc. (a) (b)	1	63
Arista Networks Inc. (a)	2	294
ARRIS International Plc (a)	19	539
Arrow Electronics Inc. (a)	7	557
Aspen Technology Inc. (a)	8	416
Autodesk Inc. (a)	4	436
Automatic Data Processing Inc.	19	1,938
Avid Technology Inc. (a)	3	17
Avnet Inc.	11	428
AVX Corp.	7	118
Axcelis Technologies Inc. (a)	3	63
AXT Inc. (a)	1	6
Badger Meter Inc.	3	105
Bankrate Inc. (a)	9	117
Barracuda Networks Inc. (a)	5	110
Bazaarvoice Inc. (a)	5	26
Bel Fuse Inc. - Class B	1	33
Belden Inc.	5	369
Benchmark Electronics Inc. (a)	4	116
Black Box Corp.	2	17
Black Knight Financial Services Inc. - Class A (a)	2	76
Blackbaud Inc.	3	250
Blackhawk Network Holdings Inc. (a)	5	234
Blucora Inc. (a)	4	91
Booz Allen Hamilton Holding Corp. - Class A	12	400
Broadcom Ltd.	9	2,061
Broadridge Financial Solutions Inc.	7	499
Brocade Communications Systems Inc.	38	478
Brooks Automation Inc.	7	151
CA Inc.	36	1,230
Cabot Microelectronics Corp.	2	176
CACI International Inc. - Class A (a)	2	311
Cadence Design Systems Inc. (a)	14	466
CalAmp Corp. (a)	3	54
Calix Inc. (a)	6	39
Carbonite Inc. (a)	2	50
Cardtronics Plc - Class A (a)	6	207
Cars.com Inc. (a) (b)	9	242
Cass Information Systems Inc.	1	62
Cavium Inc. (a) (b)	3	205
CDK Global Inc.	9	531
CDW Corp.	11	665
CEVA Inc. (a)	1	36
Ciena Corp. (a)	13	329
Cimpress NV (a) (b)	2	197
Cirrus Logic Inc. (a)	8	508
Cisco Systems Inc.	156	4,878
Citrix Systems Inc. (a)	8	597
Clearfield Inc. (a)	1	8
Cognex Corp.	6	496
Cognizant Technology Solutions Corp. - Class A	17	1,102
Coherent Inc. (a)	2	475
Cohu Inc.	4	55
CommerceHub Inc. - Class A (a)	1	18
CommerceHub Inc. - Class C (a)	2	37
CommScope Holding Co. Inc. (a)	9	353
Communications Systems Inc.	1	6
Computer Task Group Inc.	3	15
comScore Inc. (a) (b)	1	30
Comtech Telecommunications Corp.	1	23
Conduent Inc. (a)	15	234
Control4 Corp. (a)	1	11
Convergys Corp.	10	234
CoreLogic Inc. (a)	10	453
Corning Inc.	28	847
CoStar Group Inc. (a)	1	198
Covisint Corp. (a)	1	3
CPI Card Group Inc. (b)	2	5
Cray Inc. (a)	3	50
Cree Inc. (a)	8	197
CSG Systems International Inc.	4	169
CSRA Inc.	13	397
CTS Corp.	3	73
Cyberoptics Corp. (a)	1	12
Cypress Semiconductor Corp.	27	370
Daktronics Inc.	5	47
Dell Technologies Inc. - Class V (a)	6	382
DHI Group Inc. (a)	—	1
Diebold Nixdorf Inc.	8	215
Digi International Inc. (a)	4	37
Diodes Inc. (a)	5	116
Dolby Laboratories Inc.	6	281
DSP Group Inc. (a)	1	12
DST Systems Inc.	7	424
DXC Technology Co.	19	1,431
Eastman Kodak Co. (a)	4	37
eBay Inc. (a)	37	1,282
EchoStar Corp. - Class A (a)	5	295
Electro Scientific Industries Inc. (a)	3	21
Electronic Arts Inc. (a)	9	928
Electronics for Imaging Inc. (a)	4	177
Ellie Mae Inc. (a)	2	190
Emcore Corp.	3	36
EnerNOC Inc. (a)	2	16
Entegris Inc. (a)	14	313
Envestnet Inc. (a)	1	27
EPAM Systems Inc. (a)	3	287
ePlus Inc. (a)	2	125
Euronet Worldwide Inc. (a)	5	394
Everi Holdings Inc. (a)	5	38
ExlService Holdings Inc. (a)	3	158
Extreme Networks (a)	6	53
F5 Networks Inc. (a)	3	401
Fabrinet (a)	3	141
Facebook Inc. - Class A (a)	69	10,412
Fair Isaac Corp.	2	349
FARO Technologies Inc. (a)	2	67
Fidelity National Information Services Inc.	10	860
Finisar Corp. (a)	11	297
FireEye Inc. (a) (b)	3	40
First Data Corp. - Class A (a)	20	356
First Solar Inc. (a)	9	345
Fiserv Inc. (a)	9	1,099
FitBit Inc. - Class A (a) (b)	12	65
FleetCor Technologies Inc. (a)	4	609
Flextronics International Ltd. (a)	53	866
FLIR Systems Inc.	14	473
FormFactor Inc. (a)	8	97
Forrester Research Inc.	2	66
Fortinet Inc. (a)	3	109
Frequency Electronics Inc. (a)	1	10
Gartner Inc. (a)	4	480
Genpact Ltd.	17	481
Global Payments Inc.	6	529
Globalscape Inc. (b)	—	3
Globant SA (a) (b)	3	110
Glu Mobile Inc. (a)	—	—
GoDaddy Inc. - Class A (a)	3	137
GrubHub Inc. (a)	5	205
GSI Technology Inc. (a)	1	7
GTT Communications Inc. (a)	4	128
Guidewire Software Inc. (a)	3	207
Hackett Group Inc.	3	50
Harmonic Inc. (a) (b)	10	55
Harris Corp.	7	763
Hewlett Packard Enterprise Co.	77	1,280
HP Inc.	51	891
IAC/InterActiveCorp. (a)	6	580
II-VI Inc. (a)	6	198
Infinera Corp. (a)	6	68
Inseego Corp. (a) (b)	3	3
Insight Enterprises Inc. (a)	4	152
Integrated Device Technology Inc. (a)	10	254
Intel Corp.	201	6,784

See accompanying Notes to Financial Statements.

30

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

InterDigital Inc.	5	405
Internap Corp. (a) (b)	5	17
International Business Machines Corp.	39	6,039
Intevac Inc. (a)	1	11
Intuit Inc.	10	1,354
IPG Photonics Corp. (a)	5	662
Itron Inc. (a)	3	196
IXYS Corp.	3	49
j2 Global Inc.	6	470
Jabil Inc.	24	699
Jack Henry & Associates Inc.	4	405
Juniper Networks Inc.	29	813
Kemet Corp. (a)	3	42
Key Tronic Corp. (a)	—	3
Keysight Technologies Inc. (a)	11	416
Kimball Electronics Inc. (a)	3	47
KLA-Tencor Corp.	9	818
Knowles Corp. (a)	9	156
Kopin Corp. (a)	3	13
Kulicke & Soffa Industries Inc. (a)	7	135
KVH Industries Inc. (a)	2	14
Lam Research Corp.	9	1,323
Lattice Semiconductor Corp. (a)	7	49
Leaf Group Ltd. (a)	1	7
Leidos Holdings Inc.	14	717
Limelight Networks Inc. (a)	7	21
Liquidity Services Inc. (a)	4	26
Littelfuse Inc.	2	272
LogMeIn Inc.	5	490
Lumentum Holdings Inc. (a)	4	220
Luxoft Holding Inc. - Class A (a)	2	101
M/A-COM Technology Solutions Holdings Inc. (a)	2	132
Magnachip Semiconductor Corp. (a) (b)	4	40
Manhattan Associates Inc. (a)	5	254
Mantech International Corp. - Class A	3	110
Marchex Inc. - Class B (a)	3	8
Marvell Technology Group Ltd.	21	341
MasterCard Inc. - Class A	41	5,012
Match Group Inc. (a) (b)	2	41
Maxim Integrated Products Inc.	14	607
MAXIMUS Inc.	7	468
MaxLinear Inc. - Class A (a)	5	126
Maxwell Technologies Inc. (a)	3	19
Meet Group Inc. (a)	6	32
Mesa Laboratories Inc.	—	57
Methode Electronics Inc.	4	164
Microchip Technology Inc. (b)	7	504
Micron Technology Inc. (a)	78	2,336
Microsemi Corp. (a)	12	567
Microsoft Corp.	268	18,483
MicroStrategy Inc. - Class A (a)	1	167
MKS Instruments Inc.	5	347
ModusLink Global Solutions Inc. (a) (b)	6	9
MoneyGram International Inc. (a)	6	96
Monolithic Power Systems Inc.	1	128
Monotype Imaging Holdings Inc.	4	66
Motorola Solutions Inc.	7	576
MTS Systems Corp.	2	78
Nanometrics Inc. (a)	2	43
National Instruments Corp.	8	334
NCI Inc. - Class A (a)	1	14
NCR Corp. (a)	16	653
NeoPhotonics Corp. (a) (b)	3	24
NetApp Inc.	17	675
NetGear Inc. (a)	3	136
NetScout Systems Inc. (a)	9	321
NeuStar Inc. - Class A (a)	4	135
NIC Inc.	5	95
Novanta Inc. (a)	3	115
Nuance Communications Inc. (a)	25	438
NVE Corp.	—	36
Nvidia Corp.	21	3,014
Oclaro Inc. (a) (b)	9	83
ON Semiconductor Corp. (a)	45	635
Oracle Corp.	91	4,542
OSI Systems Inc. (a)	2	129
Palo Alto Networks Inc. (a)	2	211
Park Electrochemical Corp.	2	39
Paychex Inc.	15	844
Paycom Software Inc. (a)	3	220
PayPal Holdings Inc. (a)	22	1,197
PC Connection Inc.	3	83
PCM Inc. (a)	1	20
PDF Solutions Inc. (a)	2	39
Pegasystems Inc.	6	340
Perceptron Inc. (a)	1	8
Perficient Inc. (a)	3	62
PFSweb Inc. (a)	2	19
Photronics Inc. (a)	7	66
Planet Payment Inc. (a)	4	14
Plantronics Inc.	3	160
Plexus Corp. (a)	3	179
Power Integrations Inc.	2	130
PRGX Global Inc. (a)	1	6
Progress Software Corp.	4	127
PTC Inc. (a)	5	261
QAD Inc. - Class A	1	20
Qorvo Inc. (a)	5	322
QUALCOMM Inc.	54	2,980
Qualys Inc. (a)	2	94
QuinStreet Inc. (a)	2	10
Radisys Corp. (a)	4	17
Rambus Inc. (a)	10	112
RealNetworks Inc. (a)	2	9
RealPage Inc. (a)	5	186
Red Hat Inc. (a)	7	647
Reis Inc.	1	13
Richardson Electronics Ltd.	1	4
Rightside Group Ltd. (a) (b)	1	9
Rogers Corp. (a)	2	193
Rosetta Stone Inc. (a)	2	17
Rubicon Project Inc. (a)	3	16
Rudolph Technologies Inc. (a)	3	76
Sabre Corp.	19	403
Salesforce.com Inc. (a)	10	823
Sanmina Corp. (a)	8	288
ScanSource Inc. (a)	3	102
Science Applications International Corp.	5	375
SeaChange International Inc. (a)	2	6
Seagate Technology	17	658
Semtech Corp. (a)	6	203
ServiceNow Inc. (a)	3	321
ServiceSource International Inc. (a)	1	2
ShoreTel Inc. (a)	3	20
Shutterstock Inc. (a)	2	107
Sigma Designs Inc. (a)	4	22
Silicon Laboratories Inc. (a)	3	186
Silver Spring Networks Inc. (a)	4	50
Skyworks Solutions Inc.	12	1,159
Sonus Networks Inc. (a)	5	34
Splunk Inc. (a)	2	137
SS&C Technologies Holdings Inc.	12	446
Stamps.com Inc. (a)	1	224
Stratasys Ltd. (a)	5	121
SunPower Corp. (a) (b)	8	79
Super Micro Computer Inc. (a)	4	108
Sykes Enterprises Inc. (a)	5	156
Symantec Corp.	23	657
Synaptics Inc. (a)	4	184
Synchronoss Technologies Inc. (a)	4	72
SYNNEX Corp.	5	561
Synopsys Inc. (a)	9	651
Syntel Inc.	6	95
Systemax Inc.	2	32
Tableau Software Inc. - Class A (a)	2	116
Take-Two Interactive Software Inc. (a)	7	523
TE Connectivity Ltd.	19	1,457
Tech Data Corp. (a)	5	469
TechTarget Inc. (a)	2	22
TeleNav Inc. (a)	3	28
TeleTech Holdings Inc.	4	174
Teradata Corp. (a)	14	409

See accompanying Notes to Financial Statements.

31

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Teradyne Inc.	17	497
Tessco Technologies Inc.	1	8
Texas Instruments Inc.	43	3,289
TiVo Corp.	13	234
Total System Services Inc.	10	577
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd.	12	171
Travelzoo Inc. (a) (b)	1	11
Tremor Video Inc. (a)	1	3
Trimble Inc. (a)	13	481
TTM Technologies Inc. (a)	10	172
Twitter Inc. (a)	25	438
Tyler Technologies Inc. (a)	2	314
Ubiquiti Networks Inc. (a) (b)	7	346
Ultimate Software Group Inc. (a)	1	151
Ultra Clean Holdings Inc. (a)	3	56
Unisys Corp. (a) (b)	4	50
Universal Display Corp.	3	320
Vantiv Inc. - Class A (a)	10	619
VASCO Data Security International Inc. (a)	3	48
Veeco Instruments Inc. (a)	5	145
VeriFone Systems Inc. (a)	12	219
Verint Systems Inc. (a)	5	205
VeriSign Inc. (a)	4	369
Versum Materials Inc.	8	251
ViaSat Inc. (a) (b)	6	369
Viavi Solutions Inc. (a)	23	241
Virtusa Corp. (a)	2	63
Visa Inc. - Class A	66	6,215
Vishay Intertechnology Inc. (b)	13	221
Vishay Precision Group Inc. (a)	1	12
VMware Inc. - Class A (a) (b)	1	131
Web.com Group Inc. (a)	5	133
WebMD Health Corp. (a)	5	272
Western Digital Corp.	17	1,527
Western Union Co.	27	522
WEX Inc. (a)	5	489
Workday Inc. - Class A (a)	1	144
Xcerra Corp. (a)	6	54
Xerox Corp.	20	581
Xilinx Inc.	11	723
XO Group Inc. (a)	2	32
Xperi Corp.	5	139
Yelp Inc. - Class A (a)	1	28
Zebra Technologies Corp. - Class A (a)	8	795
Zedge Inc. - Class B (a)	1	2
Zillow Group Inc. - Class A (a)	4	180
Zillow Group Inc. - Class C (a) (b)	5	253
Zix Corp. (a)	3	19
Zynga Inc. - Class A (a)	78	283
		224,307
Materials 4.5%
A. Schulman Inc.	3	87
AdvanSix Inc. (a)	2	53
Air Products & Chemicals Inc.	7	1,026
AK Steel Holding Corp. (a)	31	204
Albemarle Corp.	9	938
Alcoa Corp.	6	189
Allegheny Technologies Inc. (b)	7	126
American Vanguard Corp.	4	61
Ampco-Pittsburgh Corp.	1	13
AptarGroup Inc.	8	719
Ashland Global Holdings Inc.	5	300
Avery Dennison Corp.	6	494
Axalta Coating Systems Ltd. (a)	12	375
Balchem Corp.	3	233
Ball Corp.	15	652
Bemis Co. Inc.	13	606
Berry Global Group Inc. (a)	9	515
Boise Cascade Co. (a)	4	129
Cabot Corp.	8	433
Calgon Carbon Corp.	5	72
Carpenter Technology Corp.	5	191
Celanese Corp. - Class A	8	794
Century Aluminum Co. (a)	8	132
CF Industries Holdings Inc.	17	483
Chase Corp.	1	137
Chemours Co.	12	456
Clearwater Paper Corp. (a)	2	93
Cliffs Natural Resources Inc. (a)	27	187
Coeur d'Alene Mines Corp. (a)	12	100
Commercial Metals Co.	11	219
Compass Minerals International Inc. (b)	4	255
Core Molding Technologies Inc. (a)	1	17
Crown Holdings Inc. (a)	10	573
Deltic Timber Corp.	1	65
Domtar Corp.	6	241
Dow Chemical Co.	34	2,151
Eagle Materials Inc.	4	410
Eastman Chemical Co.	15	1,239
Ecolab Inc.	9	1,251
EI du Pont de Nemours & Co.	19	1,547
Ferro Corp. (a)	9	159
Ferroglobe Plc	10	125
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	10	—
Flotek Industries Inc. (a)	1	13
FMC Corp.	5	366
Freeport-McMoRan Inc. - Class B (a)	121	1,458
FutureFuel Corp.	4	54
GCP Applied Technologies Inc. (a)	7	205
Gold Resource Corp.	4	18
Graphic Packaging Holding Co.	44	603
Greif Inc. - Class A	3	182
Greif Inc. - Class B	1	63
Handy & Harman Ltd. (a)	—	16
Hawkins Inc.	1	45
Haynes International Inc.	2	56
HB Fuller Co.	5	268
Hecla Mining Co.	40	205
Huntsman Corp.	30	785
Ingevity Corp. (a)	3	200
Innophos Holdings Inc.	2	84
Innospec Inc.	2	148
International Flavors & Fragrances Inc.	3	441
International Paper Co.	16	883
Intrepid Potash Inc. (a) (b)	2	4
Kaiser Aluminum Corp.	1	97
KapStone Paper and Packaging Corp.	11	233
KMG Chemicals Inc.	1	55
Koppers Holdings Inc. (a)	2	84
Kraton Corp. (a)	3	96
Kronos Worldwide Inc.	3	62
Louisiana-Pacific Corp. (a)	19	447
LSB Industries Inc. (a)	3	28
LyondellBasell Industries NV - Class A	14	1,200
Martin Marietta Materials Inc.	3	777
Materion Corp.	2	76
Mercer International Inc.	7	82
Minerals Technologies Inc.	3	256
Monsanto Co.	14	1,640
Mosaic Co.	14	316
Myers Industries Inc.	3	62
Neenah Paper Inc.	2	139
NewMarket Corp.	1	478
Newmont Mining Corp.	18	570
Nucor Corp.	25	1,443
Olin Corp.	17	504
Olympic Steel Inc.	1	21
Omnova Solutions Inc. (a)	4	40
Owens-Illinois Inc. (a)	22	521
P.H. Glatfelter Co.	4	88
Packaging Corp. of America	8	877
Platform Specialty Products Corp. (a)	30	384
PolyOne Corp.	10	368
PPG Industries Inc.	9	1,043
Praxair Inc.	11	1,510
Quaker Chemical Corp.	1	170
Rayonier Advanced Materials Inc.	6	90
Real Industry Inc. (a)	2	6
Reliance Steel & Aluminum Co.	7	532
Resolute Forest Products Inc. (a)	8	37

See accompanying Notes to Financial Statements.

32

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Royal Gold Inc.	5	418
RPM International Inc.	8	419
Ryerson Holding Corp. (a)	3	26
Schnitzer Steel Industries Inc. - Class A	3	67
Schweitzer-Mauduit International Inc.	3	113
Scotts Miracle-Gro Co. - Class A	8	709
Sealed Air Corp.	11	484
Sensient Technologies Corp.	4	322
Sherwin-Williams Co.	3	1,035
Silgan Holdings Inc.	14	442
Sonoco Products Co.	11	590
Southern Copper Corp.	3	102
Steel Dynamics Inc.	24	858
Stepan Co.	2	215
Summit Materials Inc. - Class A (a)	12	334
SunCoke Energy Inc. (a)	8	86
TimkenSteel Corp. (a)	4	69
Trecora Resources (a)	2	21
Tredegar Corp.	3	43
Trinseo SA	6	423
Tronox Ltd. - Class A	4	64
UFP Technologies Inc. (a)	—	8
United States Lime & Minerals Inc.	—	39
United States Steel Corp. (b)	14	300
Universal Stainless & Alloy Products Inc. (a)	1	14
US Concrete Inc. (a) (b)	2	172
Valvoline Inc.	18	420
Vulcan Materials Co.	5	623
Westlake Chemical Corp.	5	302
WestRock Co.	12	659
Worthington Industries Inc.	6	289
WR Grace & Co.	5	396
		48,541
Real Estate 0.3%
Alexander & Baldwin Inc.	5	222
Altisource Portfolio Solutions SA (a) (b)	1	30
AV Homes Inc. (a) (b)	1	19
CBRE Group Inc. - Class A (a)	19	678
Consolidated-Tomoka Land Co.	—	25
Forestar Group Inc. (a)	4	62
FRP Holdings Inc. (a)	—	9
HFF Inc. - Class A	5	179
Howard Hughes Corp. (a)	3	384
Jones Lang LaSalle Inc.	5	598
Kennedy-Wilson Holdings Inc.	8	144
Marcus & Millichap Inc. (a)	4	110
RE/MAX Holdings Inc. - Class A	2	97
Realogy Holdings Corp.	16	516
RMR Group Inc. - Class A	2	92
St. Joe Co. (a)	5	88
Stratus Properties Inc. (b)	—	13
Tejon Ranch Co. (a)	3	53
		3,319
Telecommunication Services 2.3%
Alaska Communications Systems Group Inc. (a)	3	7
AT&T Inc.	320	12,087
ATN International Inc.	1	90
Boingo Wireless Inc. (a)	4	57
CenturyLink Inc. (b)	52	1,244
Cincinnati Bell Inc. (a)	4	75
Cogent Communications Group Inc.	5	186
Consolidated Communications Holdings Inc. (b)	7	151
Fairpoint Communications Inc. (a)	2	28
Frontier Communications Corp. (b)	36	42
General Communication Inc. - Class A (a)	3	126
Hawaiian Telcom Holdco Inc. (a)	1	25
IDT Corp. - Class B	3	40
Level 3 Communications Inc. (a)	8	479
Lumos Networks Corp. (a)	2	43
ORBCOMM Inc. (a)	6	63
Shenandoah Telecommunications Co.	6	180
Spok Holdings Inc.	2	37
Sprint Corp. (a) (b)	66	543
Telephone & Data Systems Inc.	10	291
T-Mobile US Inc. (a)	21	1,255
US Cellular Corp. (a)	2	91
Verizon Communications Inc.	179	7,975
Vonage Holdings Corp. (a)	18	115
Windstream Holdings Inc. (b)	18	68
Zayo Group Holdings Inc. (a)	11	340
		25,638
Utilities 3.0%
AES Corp.	27	299
Allete Inc.	5	345
Alliant Energy Corp.	9	361
Ameren Corp.	10	528
American Electric Power Co. Inc.	13	925
American States Water Co.	4	181
American Water Works Co. Inc.	7	524
Aqua America Inc.	14	463
Artesian Resources Corp. - Class A	1	35
Atlantica Yield Plc	9	183
Atmos Energy Corp.	4	372
Avangrid Inc.	3	128
Avista Corp.	7	283
Black Hills Corp.	6	398
California Water Service Group	5	180
Calpine Corp. (a)	43	584
CenterPoint Energy Inc.	17	477
Chesapeake Utilities Corp.	2	118
CMS Energy Corp.	11	486
Connecticut Water Services Inc.	1	70
Consolidated Edison Inc.	9	706
Consolidated Water Co. Ltd.	2	23
Delta Natural Gas Co. Inc. (b)	—	3
Dominion Energy Inc.	18	1,351
DTE Energy Co.	7	756
Duke Energy Corp.	20	1,685
Dynegy Inc. (a)	11	91
Edison International	9	691
El Paso Electric Co.	4	200
Entergy Corp.	7	547
Eversource Energy	12	731
Exelon Corp.	25	918
FirstEnergy Corp.	17	500
Genie Energy Ltd. - Class B	2	15
Great Plains Energy Inc.	9	265
Hawaiian Electric Industries Inc.	11	343
IDACORP Inc.	5	411
MDU Resources Group Inc.	19	494
MGE Energy Inc.	3	214
Middlesex Water Co.	2	61
National Fuel Gas Co.	8	465
New Jersey Resources Corp.	8	331
NextEra Energy Inc.	13	1,871
NiSource Inc.	14	354
Northwest Natural Gas Co.	2	148
NorthWestern Corp.	5	277
NRG Energy Inc.	40	680
NRG Yield Inc. - Class A	4	62
NRG Yield Inc. - Class C	6	110
OGE Energy Corp.	8	296
ONE Gas Inc.	5	353
Ormat Technologies Inc.	5	309
Otter Tail Corp.	4	144
Pattern Energy Group Inc. - Class A	5	125
PG&E Corp.	14	928
Pinnacle West Capital Corp.	4	380
PNM Resources Inc.	7	279
Portland General Electric Co.	9	392
PPL Corp.	18	699
Public Service Enterprise Group Inc.	14	586
SCANA Corp.	6	381
Sempra Energy	6	729
SJW Corp.	2	95
South Jersey Industries Inc.	8	268
Southern Co.	28	1,346
Southwest Gas Corp.	5	331
Spark Energy Inc. - Class A	1	26
Spire Inc.	4	302
UGI Corp.	10	499

See accompanying Notes to Financial Statements.

33

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Unitil Corp.	1	67
Vectren Corp.	8	475
WEC Energy Group Inc.	11	666
Westar Energy Inc.	9	461
WGL Holdings Inc.	5	393
Xcel Energy Inc.	14	639
York Water Co.	1	51
		32,463
Total Common Stocks (cost $859,619)		1,085,911
RIGHTS 0.0%
Casa Lay (a) (c) (e)	14	14
Dyax Corp. (a) (c) (e)	3	3
Nexstar Broadcasting Inc. (a) (c) (e)	2	4
Property Development Center (a) (e)	14	—
Total Rights (cost $18)		21
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (f) (g)	3,470	3,470
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (g)	11,564	11,564
Total Short Term Investments (cost $15,034)		15,034
Total Investments 101.1% (cost $874,671)		1,100,966
Other Assets and Liabilities, Net (1.1)%		(11,937)
Total Net Assets 100.0%		$1,089,029

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.5%
AIMCO CLO Corp.
Series 2014-AR-AA, 2.29%, 07/20/26 (a) (b)	5,000	$5,000
Ajax Mortgage Loan Trust
Series 2016-A-1, 4.25%, 07/25/47 (b) (c)	4,199	4,261
ALM XIX LLC
Series 2016-A1-19A, 2.71%, 07/15/28 (a) (b)	5,000	5,042
Series 2016-A2-19A, 3.36%, 07/15/28 (a) (b)	5,000	5,053
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,837	1,662
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,569	1,335
American Capital CLO Ltd.
Series 2014-AR-1A, 2.41%, 07/18/26 (a) (b)	1,000	1,000
Americold LLC Trust
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (b)	410	459
Anchorage Capital CLO 5 Ltd.
Series 2014-AR-5A, 2.31%, 10/15/26 (a) (b)	1,000	1,000
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 3.26%, 01/13/27 (a) (b)	5,000	5,005
Apidos CLO XXIV
Series 2016-A2-24A, 3.03%, 07/20/27 (a) (b)	5,000	5,018
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (b)	3,728	3,738
Avant Loans Funding Trust
Series 2016-A-B, 3.92%, 08/15/17 (b)	24	24
Series 2016-A-C, 2.96%, 09/16/19 (b)	74	75
Series 2017-A-A, 2.41%, 03/15/21 (b)	2,273	2,274
Babson CLO Ltd.
Series 2014-AR-3A, 2.48%, 01/15/26 (a) (b)	5,000	5,009
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	1,430	1,434
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	1,106	1,061
Banc of America Commercial Mortgage Trust
Series 2007-AM-5, REMIC, 5.77%, 10/10/17 (a)	160	162
BANK 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.62%, 05/15/50 (a)	16,277	1,656
Battalion CLO Ltd.
Series 2007-C-1A, 1.96%, 07/14/22 (a) (b)	1,000	1,000
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	425	430
Series 2014-E-BXO, REMIC, 3.72%, 08/15/27 (a) (b)	2,669	2,658
Interest Only, Series 2017-XA-C1, REMIC, 1.70%, 02/15/50 (a)	22,859	2,486
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/05/20 (a) (b)	3,283	3,065
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.77%, 07/25/36 (a)	7,843	7,093
Bear Stearns Asset Backed Securities Trust
Series 2006-M1-2, REMIC, 1.64%, 07/25/36 (a)	2,848	2,843
BlueMountain CLO Ltd.
Series 2014-A-2A, 2.61%, 07/20/26 (a) (b)	1,500	1,500
Series 2015-B-4A, 3.41%, 01/20/27 (a) (b)	500	502
Series 2015-C-4A, 4.36%, 01/20/27 (a) (b)	500	502
Series 2015-D-2A, 4.71%, 07/18/27 (a) (b)	500	502
Series 2015-A1-3A, 2.64%, 10/20/27 (a) (b)	500	501
Series 2013-A1R-1A, 2.56%, 01/20/29 (a) (b)	1,000	1,010
BSPRT Issuer Ltd.
Series 2017-B-FL1, 3.48%, 02/15/22 (a) (b)	1,390	1,391
CAM Mortgage Trust
Series 2016-A-1, REMIC, 4.00%, 01/15/56 (a) (b)	2,219	2,219
Carlyle Global Market Strategies CLO Ltd.
Series 2013-B-2A, 2.91%, 04/18/25 (a) (b)	1,000	1,000
Cent CDO 12 Ltd.
Series 2006-D-12A, 2.58%, 11/18/20 (a) (b)	2,000	1,974
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 2.38%, 07/27/26 (a) (b)	500	500
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.68%, 06/15/50 (a)	16,609	1,927
Interest Only, Series 2016-XA-C3, REMIC, 1.24%, 12/12/25 (a)	5,092	372
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,332	2,350
Interest Only, Series 2016-XA-C4, REMIC, 1.92%, 05/10/58 (a)	28,278	3,251
CFIP CLO Ltd.
Series 2014-AR-1A, 2.63%, 07/13/29 (a) (b)	7,500	7,500
CIM Trust
Series 2016-A1-3, REMIC, 3.49%, 02/25/56 (a) (b)	4,891	5,052
Citigroup Commercial Mortgage Trust
Series 2015-A5-GC27, REMIC, 3.14%, 12/10/24	461	462
Series 2015-C-GC27, REMIC, 4.58%, 01/10/25 (a)	828	787
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	310
Interest Only, Series 2014-XA-GC19, REMIC, 1.38%, 03/10/47 (a)	40,098	2,316
Interest Only, Series 2014-XA-GC21, REMIC, 1.42%, 05/10/47 (a)	36,892	2,391
Interest Only, Series 2015-XA-GC35, REMIC, 0.90%, 11/10/48 (a)	4,026	205
Interest Only, Series 2016-XA-GC36, REMIC, 1.50%, 02/10/49 (a)	4,319	365
Interest Only, Series 2016-XA-GC37, REMIC, 1.97%, 04/10/49 (a)	8,581	1,021
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (a)	7,691	827
Interest Only, Series 2016-XA-P5, REMIC, 1.70%, 10/10/49 (a)	11,431	1,147
Interest Only, Series 2017-XA-P7, REMIC, 1.14%, 04/14/50 (a)	35,015	2,975

See accompanying Notes to Financial Statements.

34

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Citigroup Mortgage Loan Trust
Series 2014-A2-J2, REMIC, 3.50%, 10/25/33 (a) (b)	1,870	1,904
CitiMortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,713	1,631
CLNS Trust
Series 2017-D-IKPR, 3.05%, 06/11/22 (a) (b)	973	974
Series 2017-E-IKPR, 4.50%, 06/11/22 (a) (b)	973	974
Series 2017-F-IKPR, 5.50%, 06/11/22 (a) (b)	973	974
CLUB Credit Trust
Series 2017-B-NP1, 3.17%, 11/15/18 (b)	1,000	999
COBALT CMBS Commercial Mortgage Trust
Series 2007-AM-C3, REMIC, 6.06%, 07/15/17 (a)	233	234
Series 2007-AJFX-C2, REMIC, 5.57%, 04/15/47 (a)	1,643	1,661
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 3.51%, 12/17/18 (a) (b)	1,000	1,019
COMM Mortgage Trust
Series 2015-D-DC1, REMIC, 4.50%, 02/10/25 (a) (b)	1,750	1,417
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	450	445
Interest Only, Series 2015-XA-CR26, REMIC, 1.20%, 10/10/48 (a)	5,342	336
Series 2012-C-CR4, REMIC, 4.44%, 11/15/22 (a) (b)	673	683
Series 2013-D-LC13, REMIC, 5.21%, 09/10/23 (a) (b)	1,483	1,451
Interest Only, Series 2015-XA-CR27, REMIC, 1.31%, 09/10/25 (a)	12,565	802
Interest Only, Series 2015-XA-LC21, REMIC, 1.00%, 07/10/48 (a)	23,718	1,098
Interest Only, Series 2015-XA-CR25, REMIC, 1.11%, 08/10/48 (a)	23,494	1,366
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.50%, 10/10/46 (a)	40,050	2,244
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (a)	306	315
Interest Only, Series 2014-XA-UBS3, REMIC, 1.48%, 06/10/47 (a)	39,569	2,309
Commercial Mortgage Trust
Series 2007-AM-GG11, REMIC, 5.87%, 08/10/17 (a)	362	363
Interest Only, Series 2017-XA-CD4, REMIC, 1.49%, 04/10/27 (a)	18,468	1,755
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (b)	3,161	3,154
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (b)	5,000	5,000
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.52%, 02/15/41 (a) (b)	120	121
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,440	1,433
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	102	102
Credit Suisse Mortgage Trust
Series 2017-A-1, 4.50%, 03/25/21 (b)	5,304	5,355
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (a) (b)	1,799	1,772
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.74%, 11/18/25 (a)	309	310
CSMC Trust
Series 2017-E-CHOP, REMIC, 4.40%, 07/15/32 (a) (b)	2,125	2,126
Cutwater Ltd.
Series 2014-A1AR-1A, 2.47%, 07/15/26 (a) (b)	6,000	6,000
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.65%, 05/10/49 (a)	13,701	1,329
Series 2016-C-C1, REMIC, 3.50%, 05/10/49 (a)	801	756
Deephaven Residential Mortgage Trust
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (a) (b)	1,979	1,979
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.52%, 09/25/47 (a)	2,345	2,002
Dorchester Park CLO Ltd.
Series 2015-C-1A, 4.36%, 01/20/27 (a) (b)	1,000	1,000
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 07/25/25 (b)	3,000	2,987
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (a) (b)	6,890	7,015
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (b)	2,000	1,980
Series 2016-B-3, 2.43%, 06/15/21 (b)	1,000	995
Franklin CLO VI Ltd.
Series A-6A, 1.41%, 08/09/19 (a) (b)	23	23
Galaxy XV CLO Ltd.
Series 2013-A-15A, 2.41%, 04/15/25 (a) (b)	1,400	1,401
Series 2013-B-15A, 3.01%, 04/15/25 (a) (b)	1,000	1,000
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b) (c) (d)	8,000	8,000
GE Commercial Mortgage Corp Series Trust
Series 2007-AM-C1, REMIC, 5.61%, 12/10/49 (a)	500	501
GMAC Commercial Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (a)	1,057	1,066
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (a) (b)	800	792
Greenwich Capital Commercial Funding Corp.
Series 2007-AJ-GG11, REMIC, 6.30%, 09/10/17 (a)	1,684	1,696
GS Mortgage Securities Trust
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (a)	30,394	2,565
Interest Only, Series 2015-XA-GC34, REMIC, 1.52%, 10/10/25 (a)	3,464	290
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (a)	9,585	507
Interest Only, Series 2014-XA-GC24, REMIC, 0.98%, 09/10/47 (a)	10,462	453
Series 2014-D-GC26, REMIC, 4.64%, 11/10/47 (a) (b)	201	172
Interest Only, Series 2015-XA-GS1, REMIC, 0.98%, 11/10/48 (a)	5,693	316
Series 2013-D-GC13, REMIC, 4.20%, 07/10/23 (a) (b)	662	606
GSCCRE Commercial Mortgage Trust
Series 2015-C-HULA, 3.91%, 08/15/17 (a) (b)	1,518	1,522
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.34%, 07/19/26 (a) (b)	5,400	5,400
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 1.38%, 04/25/37 (a)	3,000	2,899
IMT Trust
Series 2017-EFL-APTS, 3.15%, 06/15/19 (a) (b)	721	721
Series 2017-FFL-APTS, 3.85%, 06/15/19 (a) (b)	721	721
Jamestown CLO III Ltd.
Series 2013-A1AR-3A, 2.30%, 01/15/26 (a) (b)	3,000	3,001
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (b)	6,000	6,000
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	420	404
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	371
Interest Only, Series 2014-XA-C21, REMIC, 1.24%, 08/15/47 (a)	13,369	762
Interest Only, Series 2014-XA-C22, REMIC, 1.09%, 09/15/47 (a)	48,214	2,424
Interest Only, Series 2016-XA-C2, REMIC, 1.86%, 06/15/49 (a)	34,846	3,382
Series 2013-D-C15, REMIC, 5.23%, 10/15/23 (a) (b)	920	886
JPMCC Trust
Series 2014-B702-FRR1, RE-REMIC, 4.23%, 03/27/18 (b)	2,085	2,068
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.97%, 12/15/49 (a)	29,166	1,796
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.14%, 10/15/22 (a) (b)	1,199	1,206
Series 2016-C-ASH, 3.74%, 10/15/22 (a) (b)	677	682

See accompanying Notes to Financial Statements.

35

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Series 2008-A4-C2, REMIC, 6.07%, 01/12/18	328	331
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	245	244
Series 2007-AM-LD12, REMIC, 6.26%, 02/15/51 (a)	314	317
Series 2016-E-WPT, REMIC, 6.16%, 10/15/18 (a) (b)	1,873	1,885
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-C1, REMIC, 6.26%, 11/15/17 (a)	413	415
Series 2007-AM-CB18, REMIC, 5.47%, 06/12/47 (a)	138	138
Interest Only, Series 2015-XA-JP1, REMIC, 1.30%, 01/15/49 (a)	4,961	283
Series 2007-AJ-CB20, REMIC, 6.43%, 02/12/51 (a)	400	404
Interest Only, Series 2015-XA-C32, REMIC, 1.64%, 09/15/25 (a)	14,708	978
Series 2015-F-JP1, REMIC, 4.90%, 12/15/25 (a) (b)	1,123	809
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (a)	1,581	1,620
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,000	985
Interest Only, Series 2016-XA-JP4, REMIC, 0.96%, 12/15/49 (a)	19,355	941
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (b)	1,857	1,855
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (b)	5,000	5,114
KVK CLO Ltd.
Series 2015-AR-1A, 2.44%, 05/20/27 (a) (b)	7,500	7,500
LB-UBS Commercial Mortgage Trust
Series 2007-AJ-C7, REMIC, 6.50%, 09/15/45 (a)	2,332	2,360
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 07/12/50 (b)	2,900	2,899
LCM XVI LP
Series AR-16A, 2.32%, 07/15/26 (a) (b)	1,750	1,750
Legacy Mortgage Asset Trust
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (b) (c) (d)	4,961	4,936
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (b)	5,000	4,999
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 2.11%, 06/10/25 (a) (b)	17,496	1,521
Madison Park Funding IV Ltd.
Series 2007-A1B-4A, 1.59%, 03/22/21 (a) (b)	500	495
MarketPlace Loan Trust
Series 2015-A-AV2, 4.00%, 10/15/21 (b)	210	206
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 6.02%, 07/12/17 (a)	1,854	1,851
Series 2006-AJ-C1, REMIC, 5.75%, 05/12/39 (a)	58	58
Midocean Credit CLO VII
Series 2017-A1-7A, 2.64%, 07/15/29 (a) (b) (d)	7,000	7,000
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.31%, 02/15/24 (a)	16,829	849
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	420	433
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (b)	550	433
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (b)	297	217
Series 2015-C-C27, REMIC, 4.69%, 11/15/25 (a)	207	196
Interest Only, Series 2016-XA-C28, REMIC, 1.44%, 01/15/26 (a)	4,613	369
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	2,371	2,470
Series 2014-C-C17, REMIC, 4.61%, 07/15/24 (a)	1,240	1,202
Series 2015-D-C20, REMIC, 3.07%, 01/15/25 (b)	1,000	776
Morgan Stanley Capital I Trust
Series 2015-AFSC-XLF2, 4.16%, 11/15/17 (a) (b)	315	316
Interest Only, Series 2016-XA-UB12, 0.97%, 12/15/49 (a)	4,165	221
Interest Only, Series 2017-XA-H1, 1.46%, 06/15/50 (a)	26,748	2,694
Interest Only, Series 2015-XA-UBS8, REMIC, 1.12%, 12/15/48 (a)	4,937	305
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (a) (b)	2,053	2,033
MP CLO IV Ltd.
Series 2013-ARR-2A, 0.00%, 07/25/29 (a) (b) (d)	7,500	7,500
Nationstar HECM Loan Trust
Series 2016-A-2A, 2.24%, 06/25/18 (b) (d)	2,778	2,810
Series 2017-M1-1A, 2.94%, 11/25/19 (b) (d)	7,000	7,007
OneMain Financial Issuance Trust
Series 2014-A-2A, 2.47%, 12/18/17 (b)	266	266
Series 2015-A-2A, 2.57%, 10/18/18 (b)	3,071	3,076
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (b)	3,000	2,979
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (b)	1,721	1,729
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c) (d)	10,000	10,000
Series 2017-A1-NPL1, REMIC, 3.50%, 04/29/31 (a) (b)	3,842	3,850
Progress Residential Trust
Series 2016-C-SFR1, REMIC, 3.66%, 09/17/18 (a) (b)	2,000	2,051
RAIT Trust
Series 2017-B-FL7, 2.75%, 06/15/37 (a) (b)	2,096	2,099
RALI Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,868	1,685
Residential Asset Securitization Trust
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	1,193	1,166
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,613	1,228
Resource Capital Corp. Ltd.
Series 2017-B-CRE5, 3.09%, 04/15/20 (a) (b) (d)	1,651	1,651
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	1,595	1,492
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	5,001
Sierra Receivables Funding Co. LLC
Series 2016-A-3A, 2.43%, 05/20/24 (b)	4,711	4,632
Sofi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (b)	1,457	1,468
Series 2016-A-1, 3.26%, 07/25/21 (b)	2,778	2,814
Series 2017-A-3, 2.77%, 01/25/22 (b)	1,500	1,506
Series 2017-A-1, 3.28%, 01/26/26 (b)	1,259	1,274
Series 2017-A-2, 3.28%, 02/25/26 (b)	872	869
Sofi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (b)	2,000	1,980
Sound Harbor Loan Fund Ltd.
Series 2014-A1R-1A, 2.37%, 10/30/26 (a) (b)	2,000	2,000
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	3,584	3,606
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (b)	4,000	4,035
Series 2016-A-AA, 2.90%, 03/15/20 (b)	5,000	5,024
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (b)	2,037	2,012
Steele Creek CLO Ltd.
Series 2015-AR-1A, 2.43%, 05/21/29 (a) (b)	4,000	4,000
Stewart Park CLO Ltd.
Series 2015-B-1A, 3.16%, 04/15/26 (a) (b)	3,200	3,204
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.52%, 12/25/35 (a)	4,296	4,036
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,234	3,988
Sutherland Commercial Mortgage Loans LLC
Series 2015-A-SBC4, 4.00%, 06/25/39 (b)	443	440
Symphony CLO VIII LP
Series 2012-AR-8A, 2.26%, 01/09/23 (a) (b)	433	433
TAL Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/21/42 (b)	7,885	8,281
TCI-Cent Clo Ltd.
Series 2016-A1-1A, 2.64%, 12/21/29 (a) (b)	3,000	3,028
Series 2016-A2-1A, 3.32%, 12/21/29 (a) (b)	3,000	3,032
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.81%, 07/15/28 (a) (b)	4,000	4,013
Series 2016-B-1A, 3.51%, 07/15/28 (a) (b)	5,000	5,041
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XB-C1, REMIC, 0.90%, 06/15/50 (a)	25,883	2,044

See accompanying Notes to Financial Statements.

36

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

UBS-Barclays Commercial Mortgage Trust
Series 2013-D-C6, REMIC, 4.49%, 04/10/23 (a) (b)	1,185	1,072
UBS-Citigroup Commercial Mortgage Trust
Series 2011-D-C1, REMIC, 6.25%, 12/10/21 (a) (b)	1,461	1,563
US Residential Opportunity Fund III Trust
Series 2016-A-1III, REMIC, 3.47%, 08/27/19 (b) (c)	5,254	5,255
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 04/25/46 (a) (b)	2,808	2,830
Venture CDO Ltd.
Series 2014-A-17A, 2.64%, 07/15/26 (a) (b)	2,500	2,501
Venture VIII CDO Ltd.
Series 2007-A2A-8A, 1.37%, 07/22/21 (a) (b)	62	62
Venture XVII CLO Ltd.
Series 2014-AR-17A, 2.38%, 07/15/26 (a) (b) (d)	2,500	2,500
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.61%, 10/15/26 (a) (b)	3,000	3,001
Venture XX CLO Ltd.
Series 2015-A-20A, 2.65%, 04/15/27 (a) (b)	2,000	2,010
VOLT LI LLC
Series 2016-A1-NP11, 3.50%, 10/25/46 (b) (c)	4,066	4,069
VOLT LIV LLC
Series 2017-A1-NPL1, 3.62%, 02/25/47 (b) (c)	7,960	7,974
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	7,778	7,778
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (b) (c)	6,080	6,088
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, 10/14/26 (a) (b)	4,500	4,500
Series 2014-A1-4A, 2.66%, 10/14/26 (a) (b)	4,500	4,502
Wachovia Bank Commercial Mortgage Trust
Series 2007-AM-C34, REMIC, 5.82%, 09/15/17 (a)	65	65
Series 2007-AJ-C33, REMIC, 6.17%, 02/15/51 (a)	2,227	2,242
Series 2007-AM-C33, REMIC, 6.17%, 02/15/51 (a)	500	500
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.17%, 12/15/48 (a)	5,088	309
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,453	1,386
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.24%, 07/15/50 (a)	26,548	2,158
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (b)	325	258
Interest Only, Series 2015-XA-C31, REMIC, 1.26%, 07/15/25 (a)	4,443	302
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	400	411
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	375	333
Series 2015-C-NXS4, REMIC, 4.75%, 11/18/25 (a)	310	316
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	381
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (a)	302	302
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (a)	311	297
Interest Only, Series 2016-XA-C33, REMIC, 1.97%, 03/15/59 (a)	2,854	310
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	3,352	3,391
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	1,245	1,255
Series 2007-A1-AR4, REMIC, 3.28%, 08/25/37 (a)	1,512	1,494
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 1.05%, 12/15/46 (a)	62,197	2,251
Interest Only, Series 2014-XA-C19, REMIC, 1.37%, 03/15/47 (a)	48,693	2,584
Interest Only, Series 2014-XA-C21, REMIC, 1.30%, 08/15/47 (a)	3,284	184
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (a) (b)	4,621	4,658
Total Non-U.S. Government Agency Asset-Backed Securities (cost $508,733)		512,555
CORPORATE BONDS AND NOTES 15.1%
Consumer Discretionary 0.6%
Amazon.com Inc.
2.60%, 12/05/19	1,535	1,565
Comcast Corp.
5.88%, 02/15/18	740	760
5.15%, 03/01/20	840	910
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22	300	311
Kia Motors Corp.
2.63%, 04/21/21 (b)	1,500	1,488
Newell Rubbermaid Inc.
2.60%, 03/29/19 (e)	217	219
3.15%, 04/01/21 (e)	1,285	1,315
TV Azteca SAB de CV
7.50%, 05/25/18	300	299
		6,867
Consumer Staples 1.1%
CK Hutchison International 17 Ltd.
2.88%, 04/05/22 (b)	2,100	2,108
CVS Health Corp.
1.90%, 07/20/18	1,610	1,614
General Mills Inc.
2.20%, 10/21/19	1,813	1,825
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,270	1,273
2.80%, 07/02/20	505	512
Kroger Co.
6.15%, 01/15/20	1,335	1,459
Minerva Luxembourg SA
8.75%, (callable at 100 beginning 04/03/19) (f)	300	311
Molson Coors Brewing Co.
1.45%, 07/15/19	730	721
Philip Morris International Inc.
5.65%, 05/16/18	1,192	1,235
2.00%, 02/21/20	175	175
Reynolds American Inc.
3.25%, 06/12/20	905	932
Want Want China Finance Ltd.
1.88%, 05/14/18 (b)	500	498
		12,663
Energy 1.7%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,700	1,809
BP Capital Markets Plc
1.68%, 05/03/19	1,650	1,644
Chevron Corp.
1.56%, 05/16/19	380	379
1.99%, 03/03/20	915	917
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (b)	1,800	1,842
Indian Oil Corp. Ltd.
5.63%, 08/02/21	400	441
Kinder Morgan Inc.
3.05%, 12/01/19	1,905	1,936
ONGC Videsh Ltd.
3.25%, 07/15/19	1,500	1,518
3.75%, 05/07/23	200	203
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	400	395
Petronas Capital Ltd.
3.13%, 03/18/22	400	408
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	1,500	1,518
Reliance Holding USA Inc.
4.50%, 10/19/20	500	527
5.40%, 02/14/22	1,600	1,756
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,000	1,005

See accompanying Notes to Financial Statements.

37

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21	200	194
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (b)	700	705
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	2,200	2,255
		19,452
Financials 6.8%
Agromercantil Senior Trust
6.25%, 04/10/19	625	646
American Express Credit Corp.
2.20%, 03/03/20	1,964	1,975
American Honda Finance Corp.
1.70%, 02/22/19	1,085	1,084
1.20%, 07/12/19	1,185	1,172
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,140	1,143
Banco de Costa Rica
5.25%, 08/12/18	1,100	1,121
Banco de Credito del Peru
4.25%, 04/01/23	1,500	1,587
Banco GNB Sudameris SA
3.88%, 05/02/18	800	802
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (a)	2,000	2,002
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	510
Banco Regional SAECA
8.13%, 01/24/19	200	213
Banco Santander Chile
3.88%, 09/20/22	450	468
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22	200	207
5.95%, 01/30/24	1,900	1,981
Bancolombia SA
6.13%, 07/26/20	300	323
Bank of America Corp.
2.00%, 01/11/18	2,025	2,029
Bank of Montreal
1.50%, 07/18/19	1,040	1,031
2.10%, 12/12/19	1,240	1,242
BB&T Corp.
2.25%, 02/01/19	805	810
BBVA Bancomer SA
6.50%, 03/10/21	1,750	1,935
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	960	962
1.30%, 08/15/19	1,200	1,190
Caterpillar Financial Services Corp.
1.70%, 06/16/18	525	526
2.10%, 01/10/20	770	772
Citigroup Inc.
2.05%, 12/07/18	1,445	1,446
2.12%, 04/25/22 (a)	1,385	1,391
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	800	832
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,500	1,506
CNPC General Capital Ltd.
3.95%, 04/19/22	1,700	1,782
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	300	319
Commonwealth Bank of Australia
2.25%, 03/10/20 (b)	1,970	1,974
Corp. Financiera de Desarrollo SA
3.25%, 07/15/19	1,500	1,526
Corpbanca SA
3.88%, 09/22/19	250	258
Daimler Finance North America LLC
2.25%, 03/02/20 (b)	1,690	1,693
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (f)	2,000	1,992
ENA Norte Trust
4.95%, 04/25/23	388	397
Fondo Mivivienda SA
3.38%, 04/02/19	500	510
General Motors Financial Co. Inc.
2.65%, 04/13/20	1,350	1,356
Global Bank Corp.
5.13%, 10/30/19	500	522
4.50%, 10/20/21 (b)	1,000	1,019
4.50%, 10/20/21	500	510
Goldman Sachs Group Inc.
2.90%, 07/19/18	670	677
2.30%, 12/13/19	1,375	1,378
Guanay Finance Ltd.
6.00%, 12/15/20	1,215	1,250
Industrial Senior Trust
5.50%, 11/01/22	500	507
IOI Investment L Bhd
4.38%, 06/27/22	600	625
John Deere Capital Corp.
1.60%, 07/13/18	349	349
1.95%, 01/08/19 - 06/22/20	1,300	1,306
JPMorgan Chase & Co.
2.25%, 01/23/20	2,070	2,075
Malayan Banking Bhd
3.25%, 09/20/22 (a)	1,000	1,001
Morgan Stanley
2.45%, 02/01/19	2,030	2,045
MUFG Americas Holdings Corp.
1.63%, 02/09/18	386	386
2.25%, 02/10/20	630	630
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19	1,055	1,061
New York Life Global Funding
2.00%, 04/09/20 (b)	405	405
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	1,875	1,925
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (g)	1,129	962
Petrobras Global Finance BV
6.13%, 01/17/22	300	311
PNC Funding Corp.
4.38%, 08/11/20	810	862
Prudential Financial Inc.
7.38%, 06/15/19	885	976
Royal Bank of Canada
2.00%, 12/10/18	1,405	1,410
1.50%, 07/29/19	315	312
Shell International Finance BV
1.38%, 05/10/19	1,015	1,008
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	1,045	1,040
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (b)	720	731
Toronto-Dominion Bank
1.75%, 07/23/18	1,290	1,293
2.25%, 11/05/19	315	317
Toyota Motor Credit Corp.
1.95%, 04/17/20	1,140	1,140
United Overseas Bank Ltd.
3.75%, 09/19/24	1,000	1,021
3.50%, 09/16/26	700	713
2.88%, 03/08/27	500	495
Wells Fargo & Co.
1.50%, 01/16/18	1,295	1,295
2.15%, 01/30/20	785	787
Westpac Banking Corp.
1.95%, 11/23/18	650	651
1.60%, 08/19/19	855	848
		76,556
Health Care 1.6%
AbbVie Inc.
1.80%, 05/14/18	1,000	1,001
Amgen Inc.
2.20%, 05/11/20	2,070	2,080
AstraZeneca Plc
2.38%, 11/16/20	1,550	1,561

See accompanying Notes to Financial Statements.

38

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Cardinal Health Inc.
1.95%, 06/15/18 - 06/14/19	1,905	1,908
Celgene Corp.
2.13%, 08/15/18	1,180	1,185
2.88%, 08/15/20	535	545
Express Scripts Holding Co.
2.25%, 06/15/19	1,595	1,601
Laboratory Corp. of America Holdings
2.50%, 11/01/18	1,065	1,071
McKesson Corp.
2.28%, 03/15/19	1,340	1,348
Medtronic Global Holdings SCA
1.70%, 03/28/19	1,735	1,736
Mylan NV
2.50%, 06/07/19	1,440	1,446
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	1,420	1,424
3.60%, 08/15/21	75	78
WellPoint Inc.
1.88%, 01/15/18	225	225
2.30%, 07/15/18	1,075	1,081
		18,290
Industrials 0.6%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	700	707
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	1,394	1,512
Cintas Corp. No. 2
2.90%, 04/01/22	2,325	2,361
United Technologies Corp.
1.50%, 11/01/19	1,350	1,341
1.90%, 05/04/20	725	725
		6,646
Information Technology 0.6%
Broadcom Corp.
2.38%, 01/15/20 (b)	760	761
Cisco Systems Inc.
1.40%, 09/20/19	1,275	1,266
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,357	1,372
QUALCOMM Inc.
2.10%, 05/20/20	1,890	1,899
Tencent Holdings Ltd.
2.88%, 02/11/20	1,000	1,015
		6,313
Materials 0.5%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	2,000	2,092
Inversiones CMPC SA
4.75%, 01/19/18	1,100	1,110
4.50%, 04/25/22	800	837
Sherwin-Williams Co.
2.25%, 05/15/20	920	921
		4,960
Real Estate 0.3%
Boston Properties LP
5.88%, 10/15/19	1,115	1,196
Simon Property Group LP
2.20%, 02/01/19	1,670	1,682
		2,878
Telecommunication Services 0.8%
America Movil SAB de CV
3.13%, 07/16/22	500	509
Axiata Group Bhd
3.47%, 11/19/20	1,500	1,536
British Telecommunications Plc
5.95%, 01/15/18	1,230	1,257
Digicel Group Ltd.
8.25%, 09/30/20	800	749
7.13%, 04/01/22	200	174
Orange SA
2.75%, 02/06/19	1,991	2,015
Telefonica Celular del Paraguay SA
6.75%, 12/13/22	200	209
Telefonica Chile SA
3.88%, 10/12/22	1,000	1,038
Verizon Communications Inc.
2.95%, 03/15/22 (b)	1,722	1,731
		9,218
Utilities 0.5%
Colbun SA
6.00%, 01/21/20	200	217
Comision Federal de Electricidad
4.88%, 05/26/21	1,700	1,810
Consolidated Edison Inc.
2.00%, 03/15/20	2,085	2,083
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	300	334
Southern Co.
2.45%, 09/01/18	1,014	1,021
1.85%, 07/01/19	180	179
		5,644
Total Corporate Bonds And Notes (cost $168,932)		169,487
VARIABLE RATE SENIOR LOAN INTERESTS 7.4% (a)
Consumer Discretionary 1.9%
American Axle and Manufacturing Inc.
Term Loan B, 3.47%, 03/08/24	124	123
American Tire Distributors Holdings Inc.
Term Loan, 0.00%, 09/01/21 (h)	1,039	1,044
CityCenter Holdings LLC
Term Loan B, 3.72%, 04/07/24	700	701
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	1,182	1,173
Eldorado Resorts LLC
Term Loan B, 3.38%, 03/16/24	623	618
Equinox Holdings Inc.
Term Loan B, 4.29%, 03/03/24	1,332	1,336
Federal-Mogul Holdings Corp.
Term Loan C, 4.75%, 04/15/21	1,049	1,051
Garda World Security Corp.
Term Loan, 5.04%, 04/25/24	277	279
Intrawest Resorts Holdings Inc
Term Loan B-1, 0.00%, 06/28/24 (d) (h)	730	731
Jeld-Wen Inc.
Term Loan B, 4.15%, 07/01/22	1,330	1,340
Leslie's Poolmart Inc.
Term Loan, 4.87%, 08/09/23	1,282	1,285
LTF Merger Sub Inc.
Term Loan B, 4.04%, 06/10/22	1,289	1,289
Mission Broadcasting Inc.
Term Loan B-2, 4.24%, 09/26/23	126	126
Nexstar Broadcasting Inc.
Term Loan B, 4.24%, 09/22/23	1,276	1,278
NVA Holdings Inc.
Delayed Draw Term Loan B-2, 0.00%, 08/14/21 (h)	25	25
Party City Holdings Inc.
Term Loan, 4.18%, 08/19/22	1,179	1,180
Revlon Consumer Products Corp.
Term Loan B, 4.54%, 07/14/23	178	165
Scientific Games International Inc.
Term Loan B-3, 5.01%, 10/01/21	1,162	1,173
Sophia LP
Term Loan B, 4.40%, 09/30/22	1,291	1,287
Tribune Media Co.
Term Loan, 4.04%, 12/27/20	42	42
Term Loan C, 4.04%, 01/27/24	1,272	1,275
UFC Holdings LLC
1st Lien Term Loan, 4.47%, 07/22/23	1,332	1,334
WideOpenWest Finance LLC
Term Loan B, 0.00%, 08/06/23 (h)	880	879
WMG Acquisition Corp.
Term Loan D, 3.72%, 11/01/23	1,180	1,179
		20,913
Consumer Staples 0.1%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, 01/27/24	1,335	1,292

See accompanying Notes to Financial Statements.

39

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Energy 0.3%
Energy Transfer Equity LP
Term Loan B, 3.83%, 01/30/24	1,560	1,551
Peabody Energy Corp.
Term Loan, 5.58%, 02/08/22	1,411	1,408
		2,959
Financials 1.0%
Acrisure LLC
Term Loan B, 6.15%, 11/22/23	708	714
AlixPartners LLP
Term Loan B, 4.15%, 04/29/24	1,297	1,302
Asurion LLC
Term Loan B-5, 0.00%, 11/03/23 (h)	1,360	1,367
Avolon (Luxembourg) SARL
Term Loan B-2, 3.96%, 01/20/22	1,170	1,177
Cision US Inc.
Term Loan B, 7.15%, 06/16/23	1,169	1,175
Lightstone Generation LLC
Term Loan B, 5.54%, 12/15/23	1,310	1,274
Term Loan C, 5.54%, 12/15/23	87	84
SolarWinds Holdings Inc.
Term Loan, 4.54%, 02/05/23	1,314	1,316
Solera LLC
Term Loan B, 4.48%, 02/28/23	1,177	1,180
TKC Holdings Inc.
1st Lien Term Loan, 4.88%, 01/13/23	1,282	1,278
		10,867
Health Care 1.2%
Air Methods Corp.
Term Loan B, 4.57%, 04/13/24	826	817
Change Healthcare Holdings Inc.
Term Loan B, 3.79%, 02/02/24	1,287	1,286
CHG Healthcare Services Inc.
Term Loan B, 4.42%, 06/07/23	635	641
Community Health Systems Inc.
Term Loan G, 3.79%, 12/31/19	1,223	1,220
DJO Finance LLC
Term Loan, 4.30%, 06/08/20	1,440	1,423
Envision Healthcare Corp.
Term Loan B, 4.30%, 11/15/23	1,259	1,264
HCA Inc.
Term Loan B-9, 3.04%, 03/18/23	1,177	1,179
Term Loan B-8, 3.29%, 02/15/24	1,287	1,293
Mallinckrodt International Finance SA
Term Loan B, 3.90%, 09/24/24	90	89
Nature's Bounty Co.
Term Loan B, 4.65%, 05/05/23	1,171	1,172
Seattle Spinco Inc.
Term Loan B-3, 4.03%, 04/19/24	205	205
Select Medical Corp.
Term Loan B, 4.65%, 02/13/24	1,543	1,554
Surgery Center Holdings Inc.
Term Loan B, 0.00%, 06/19/24 (h)	450	451
Team Health Holdings Inc.
1st Lien Term Loan, 3.79%, 01/12/24	1,187	1,176
US Anesthesia Partners Inc.
Term Loan, 4.47%, 06/08/24	160	160
		13,930
Industrials 0.5%
Brand Energy & Infrastructure Services Inc.
Term Loan, 0.00%, 06/16/24 (h)	1,120	1,118
Clark Equipment Co.
Term Loan B, 3.93%, 05/11/24	60	60
Gates Global LLC
Term Loan B, 4.41%, 03/29/24	785	784
Manitowoc Foodservice Inc.
Term Loan B, 4.03%, 01/26/23	1,309	1,320
Milacron LLC
Term Loan B, 4.04%, 09/24/23	1,551	1,553
TransDigm Inc.
Term Loan F, 4.23%, 06/09/23	1,342	1,339
		6,174
Information Technology 1.2%
Almonde Inc.
1st Lien Term Loan, 4.74%, 05/03/24	1,240	1,240
Bright Bidco BV
Term Loan B, 4.50%, 03/17/24	800	811
Colorado Buyer Inc.
Term Loan B, 4.17%, 03/15/24	1,335	1,337
Compuware Corp.
Term Loan B-3, 0.00%, 12/15/21 (h)	1,335	1,343
First Data Corp.
Term Loan, 3.72%, 04/20/24	600	599
Kronos Inc.
Term Loan B, 4.68%, 11/01/23	1,164	1,171
MA FinanceCo. LLC
Term Loan B-3, 3.96%, 04/19/24	30	30
Optiv Security Inc.
1st Lien Term Loan, 4.44%, 01/20/24	776	761
Project Alpha Intermediate Holding Inc.
Term Loan B, 4.67%, 04/26/24	1,405	1,394
Quest Software US Holdings Inc.
Term Loan B, 7.05%, 09/08/20	1,160	1,177
Radiate Holdco LLC
1st Lien Term Loan, 4.04%, 12/09/23	1,332	1,312
Sabre GLBL Inc.
Term Loan B, 3.79%, 02/16/24	1,327	1,334
Tempo Acquisition LLC
Term Loan, 4.06%, 04/20/24	1,335	1,337
		13,846
Materials 0.8%
Avantor Performance Materials Holdings LLC
1st Lien Term Loan, 5.05%, 03/09/24	1,282	1,284
BWAY Holding Co.
Term Loan B, 4.33%, 03/22/24	175	175
Fairmount Santrol Inc.
Term Loan B-2, 4.50%, 09/05/19	313	295
KIK Custom Products Inc.
Term Loan B, 5.79%, 08/26/22	1,370	1,382
Klockner-Pentaplast of America Inc.
Term Loan B-2, 0.00%, 06/29/22 (h)	1,595	1,577
Kraton Polymers LLC
Term Loan B, 5.04%, 01/06/22	1,215	1,225
Reynolds Group Holdings Inc.
Term Loan, 4.04%, 01/14/23	1,319	1,320
Univar Inc.
Term Loan B, 3.79%, 07/01/22	1,289	1,290
		8,548
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 7.22%, 03/21/25	120	122
Telecommunication Services 0.4%
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	1,115	1,102
Digicel International Finance Ltd.
Term Loan B, 4.94%, 05/10/24	60	60
Level 3 Financing Inc.
Term Loan B, 3.47%, 02/17/24	1,180	1,182
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, 06/20/24 (h)	1,475	1,471
Telesat Canada
Term Loan B-4, 4.15%, 11/17/23	1,163	1,168
		4,983
Total Variable Rate Senior Loan Interests (cost $84,046)		83,634
GOVERNMENT AND AGENCY OBLIGATIONS 23.1%
Collateralized Mortgage Obligations 3.4%
Federal Home Loan Mortgage Corp.
Series HA-4582, REMIC, 3.00%, 09/15/45	4,149	4,192
Series QA-4060, REMIC, 1.50%, 09/15/26	4,970	4,894
Series AN-4030, REMIC, 1.75%, 04/15/27	8,681	8,618
Series BA-4642, REMIC, 3.00%, 02/15/41	8,419	8,551
Series FA-4125, REMIC, 1.51%, 11/15/42 (a)	5,829	5,794
Federal National Mortgage Association
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,766	5,809
		37,858

See accompanying Notes to Financial Statements.

40

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	13,038	788
Sovereign 2.5%
Banco del Estado de Chile
3.88%, 02/08/22	1,500	1,567
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	1,500	1,536
Chile Government International Bond
3.25%, 09/14/21	1,600	1,657
2.25%, 10/30/22	1,900	1,879
Costa Rica Government International Bond
10.00%, 08/01/20	400	467
Dominican Republic International Bond
7.50%, 05/06/21	1,400	1,541
Export-Import Bank of India
3.13%, 07/20/21	1,500	1,511
Export-Import Bank of Korea
2.13%, 02/11/21	500	491
Guatemala Government Bond
5.75%, 06/06/22	800	876
Indonesia Government International Bond
4.88%, 05/05/21	500	537
3.70%, 01/08/22	1,200	1,233
3.70%, 01/08/22 (b)	200	205
Instituto Costarricense de Electricidad
6.95%, 11/10/21	900	965
Israel Electric Corp. Ltd.
5.63%, 06/21/18	1,000	1,032
Israel Government International Bond
4.00%, 06/30/22	1,000	1,070
Korea Development Bank
2.50%, 01/13/21	300	298
2.63%, 02/27/22	1,900	1,894
Mexico Government International Bond
3.50%, 01/21/21	2,500	2,600
3.63%, 03/15/22	400	415
Nacional Financiera SNC
3.38%, 11/05/20	1,200	1,234
Panama Government International Bond
5.20%, 01/30/20	1,100	1,188
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	200	213
Poland Government International Bond
5.13%, 04/21/21	1,000	1,101
Qatar Government International Bond
2.38%, 06/02/21	1,500	1,462
Republic of Philippines
4.00%, 01/15/21	1,200	1,279
Wakala Global Sukuk Bhd
4.65%, 07/06/21	500	539
		28,790
U.S. Treasury Securities 17.1%
U.S. Treasury Note
1.00%, 03/15/18	29,150	29,104
0.88%, 11/30/17 - 05/31/18	97,450	97,205
0.75%, 10/31/18	11,750	11,660
1.63%, 06/30/20	27,200	27,247
1.38%, 09/30/20	27,350	27,141
		192,357
Total Government And Agency Obligations (cost $260,181)		259,793
SHORT TERM INVESTMENTS 13.0%
Investment Companies 10.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (i) (j)	121,677	121,677
Treasury Securities 2.2%
U.S. Treasury Bill
0.91%, 08/31/17	25,000	24,962
Total Short Term Investments (cost $146,639)		146,639
Total Investments 104.1% (cost $1,168,531)		1,172,108
Other Derivative Instruments 3.0%		34,345
Other Assets and Liabilities, Net (7.1)%		(80,306)
Total Net Assets 100.0%		$1,126,147

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $391,580 and 34.8%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Perpetual security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 59.8%
Consumer Discretionary 6.3%
Liberty Media Group (a) (b)	232	$7,635
Media Group Holdings LLC (a) (b) (c) (d) (e)	33,207	1,135
Naspers Ltd. - Class N	507	99,098
WPP Plc	1,622	34,159
		142,027
Consumer Staples 0.7%
Unilever NV - CVA	271	14,985
Energy 1.3%
Gazprom OAO - ADR	1,961	7,800
Lukoil PJSC - ADR	225	10,949
Occidental Petroleum Corp.	96	5,740
Rosneft OAO - GDR	882	4,825
		29,314
Financials 18.6%
Ally Financial Inc.	1,536	32,107
American Express Co.	406	34,230
American International Group Inc. (f)	1,211	75,737
Aon Plc - Class A (f)	577	76,719
Bank of America Corp.	2,905	70,474
Citigroup Inc. (f)	1,284	85,848
Groupe Bruxelles Lambert SA	440	42,477
		417,592
Health Care 3.0%
Mylan NV (a)	980	38,036
Thermo Fisher Scientific Inc.	175	30,592
		68,628
Industrials 8.9%
Arconic Inc.	2,353	53,292
General Electric Co. (f)	1,924	51,963
Jardine Strategic Holdings Ltd.	319	13,316
United Technologies Corp. (f)	671	81,904
		200,475
Information Technology 19.7%
Alphabet Inc. - Class A (a)	34	31,640
Alphabet Inc. - Class C (a)	34	31,012
Analog Devices Inc.	491	38,178
Baidu.com - Class A - ADR (a)	198	35,427
Cisco Systems Inc. (f)	1,710	53,538
Microsoft Corp.	885	60,995
Oracle Corp. (f)	2,366	118,617
QUALCOMM Inc.	362	19,966
TE Connectivity Ltd.	691	54,343
		443,716

See accompanying Notes to Financial Statements.

41

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Materials 1.3%
Alcoa Corp.	597	19,506
MMC Norilsk Nickel - ADR	676	9,334
		28,840
Total Common Stocks (cost $1,200,035)		1,345,577
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.9%
A10 Securitization LLC
Series 2016-A1-1, 2.42%, 03/15/35 (g)	826	824
Agate Bay Mortgage Trust
Series 2015-A3-6, REMIC, 3.50%, 11/25/35 (g) (h)	5,964	6,084
AIMCO CLO Corp.
Series 2014-AR-AA, 2.29%, 07/20/26 (g) (h)	3,000	3,000
ALM XIX LLC
Series 2016-A1-19A, 2.71%, 07/15/28 (g) (h)	5,000	5,042
Series 2016-A2-19A, 3.36%, 07/15/28 (g) (h)	5,000	5,053
American Capital CLO Ltd.
Series 2014-AR-1A, 2.41%, 07/18/26 (g) (h)	1,500	1,500
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 3.26%, 01/13/27 (g) (h)	5,000	5,005
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (g)	7,455	7,476
Avant Loans Funding Trust
Series 2017-A-A, 2.41%, 03/15/21 (g)	2,273	2,274
Babson CLO Ltd.
Series 2014-AR-3A, 2.48%, 01/15/26 (g) (h)	2,000	2,004
Banc of America Commercial Mortgage Trust
Interest Only, Series 2016-XA-UB10, REMIC, 2.17%, 06/15/49 (h)	9,615	1,103
Bayview Opportunity Master Fund IIIB Trust
Series 2016-A1-RPL4, 3.47%, 07/28/18 (g) (i)	4,733	4,733
BBCMS Trust
Series 2014-E-BXO, REMIC, 3.72%, 08/15/27 (g) (h)	1,094	1,089
Interest Only, Series 2017-XA-C1, REMIC, 1.70%, 02/15/50 (h)	10,051	1,093
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.77%, 07/25/36 (h)	9,867	8,923
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-AM-PW17, REMIC, 5.92%, 08/11/17 (h)	1,414	1,418
BlueMountain CLO Ltd.
Series 2014-A-2A, 2.61%, 07/20/26 (g) (h)	3,000	3,000
Catamaran CLO Ltd.
Series 2014-A1-1A, 2.71%, 04/20/26 (g) (h)	900	900
CD Commercial Mortgage Trust
Series 2007-AJ-CD5, REMIC, 6.51%, 10/15/17 (h)	800	805
Cent CDO 12 Ltd.
Series 2006-D-12A, 2.58%, 11/18/20 (g) (h)	2,050	2,024
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XB-C8, 0.96%, 06/15/50 (h)	4,001	324
Interest Only, Series 2017-XA-C8, 1.68%, 06/15/50 (h)	11,130	1,291
Interest Only, Series 2016-XA-C4, REMIC, 1.92%, 05/10/58 (h)	10,006	1,150
CFIP CLO Ltd.
Series 2014-AR-1A, 2.63%, 07/13/29 (g) (h)	1,000	1,000
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 3.01%, 11/15/31 (g) (h)	561	560
CGCMT Trust
Series 2010-JA4B-RR2, REMIC, 6.07%, 01/19/18 (g)	1,022	1,029
Chicago Skyscraper Trust
Series 2017-B-SKY, 2.26%, 02/15/19 (g) (h)	364	365
Series 2017-C-SKY, 2.41%, 02/15/19 (g) (h)	202	202
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.50%, 02/10/49 (h)	3,242	274
Series 2008-AMA-C7, REMIC, 6.39%, 12/10/49 (h)	1,248	1,263
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.49%, 08/25/37 (h)	3,156	2,904
CLNS Trust
Series 2017-D-IKPR, 3.05%, 06/11/22 (g) (h)	654	655
Series 2017-E-IKPR, 4.50%, 06/11/22 (g) (h)	654	655
COBALT CMBS Commercial Mortgage Trust
Series 2007-AM-C3, REMIC, 6.06%, 07/15/17 (h)	125	125
Cold Storage Trust
Series 2017-A-ICE3, 2.16%, 04/15/24 (g) (h)	542	543
Series 2017-C-ICE3, 2.51%, 04/15/24 (g) (h)	661	662
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 3.51%, 12/17/18 (g) (h)	1,000	1,019
COLT Mortgage Loan Trust
Series 2017-A3-1, 3.07%, 05/27/47 (g) (h)	4,191	4,255
COMM Mortgage Trust
Interest Only, Series 2013-XA-LC6, REMIC, 1.80%, 01/10/23 (h)	19,246	947
Interest Only, Series 2013-XA-CR9, REMIC, 0.26%, 07/10/45 (h)	71,064	461
Commercial Mortgage Loan Trust
Series 2008-A4B-LS1, REMIC, 6.33%, 09/10/17 (h)	894	895
Interest Only, Series 2013-XA-CR12, REMIC, 1.50%, 10/10/46 (h)	6,966	390
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.49%, 04/10/27 (h)	5,303	504
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (g)	3,472	3,414
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.52%, 02/15/41 (g) (h)	1,066	1,079
Credit Suisse Mortgage Trust
Series 2017-B-HD, 2.51%, 02/15/20 (g) (h)	341	342
Series 2017-C-HD, 2.86%, 02/15/20 (g) (h)	164	165
Series 2017-D-HD, 3.66%, 02/15/20 (g) (h)	353	355
Series 2017-C-LSTK, REMIC, 3.23%, 04/05/21 (g)	310	313
Series 2017-D-LSTK, REMIC, 3.44%, 04/05/21 (g) (h)	369	367
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (g) (h)	340	335
Interest Only, Series 2017-XB-LSTK, REMIC, 0.32%, 04/05/33 (g) (h)	1,967	14
Interest Only, Series 2017-XA-LSTK, REMIC, 0.68%, 04/05/33 (g) (h)	5,407	91
CSAIL Commercial Mortgage Trust
Interest Only, Series 2016-XA-C6, REMIC, 1.98%, 01/15/49 (h)	13,341	1,495
Interest Only, Series 2017-XA-C8, REMIC, 1.26%, 06/15/50 (h)	11,545	726
CSMC Trust
Series 2017-D-CHOP, REMIC, 3.00%, 07/15/32 (g) (h)	986	986
Cutwater Ltd.
Series 2014-A1AR-1A, 2.47%, 07/15/26 (g) (h)	3,000	3,000
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (g)	5,606	5,644
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (g) (h)	11,483	11,691
Franklin CLO VI Ltd.
Series A-6A, 1.41%, 08/09/19 (g) (h)	23	23
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 6.03%, 07/25/23 (g) (h)	1,082	1,132
GMAC Commercial Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (g) (h)	1,087	1,076
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (h)	10,804	932
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (h)	15,200	1,283
Interest Only, Series 2013-XA-GC10, REMIC, 1.73%, 02/10/46 (h)	14,081	944
Interest Only, Series 2016-XA-GS2, REMIC, 1.82%, 05/10/49 (h)	14,015	1,461
Series 2013-A2-GC14, REMIC, 3.00%, 08/10/18	1,949	1,972

See accompanying Notes to Financial Statements.

42

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Invitation Homes Trust
Series 2015-A-SFR3, REMIC, 2.46%, 08/17/17 (g) (h)	1,434	1,439
Jamestown CLO III Ltd.
Series 2013-A1AR-3A, 2.30%, 01/15/26 (g) (h)	2,000	2,001
Jamestown CLO Ltd.
Series 2014-A1A-4A, 2.66%, 07/15/26 (g) (h)	4,000	4,003
JPMBB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.86%, 06/15/49 (h)	18,641	1,809
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.14%, 10/15/22 (g) (h)	596	599
Series 2016-C-ASH, 3.74%, 10/15/22 (g) (h)	337	340
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB20, REMIC, 6.24%, 09/12/17 (h)	1,235	1,244
Series 2007-AM-CB19, REMIC, 5.98%, 02/12/49 (h)	123	124
Series 2007-AM-LD11, REMIC, 6.10%, 06/15/49 (h)	728	739
Series 2014-A-FL6, REMIC, 2.56%, 11/15/31 (g) (h)	933	933
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,138	1,121
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (h)	623	623
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (g)	1,022	1,021
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (g)	7,000	7,159
KVK CLO Ltd.
Series 2015-AR-1A, 2.44%, 05/20/27 (g) (h)	5,000	5,000
LB-UBS Commercial Mortgage Trust
Series 2007-AJ-C7, REMIC, 6.50%, 09/15/45 (h)	1,248	1,263
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (g)	4,000	3,999
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.39%, 03/10/50 (g) (h)	7,666	428
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 6.02%, 07/12/17 (h)	1,022	1,020
Midocean Credit CLO VII
Series 2017-A1-7A, 2.64%, 07/15/29 (b) (g) (h)	4,000	4,000
Mill City Mortgage Loan Trust
Series 2017-A1-1, REMIC, 2.75%, 11/25/58 (g) (h)	4,728	4,770
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.29%, 12/15/47 (h)	24,900	1,307
Interest Only, Series 2014-LNCX-C19, REMIC, 0.76%, 12/15/46 (g)	25,266	997
Interest Only, Series 2016-XA-C32, REMIC, 0.92%, 12/15/49 (h)	3,068	162
Morgan Stanley Capital I Trust
Series 2007-AM-IQ16, REMIC, 6.33%, 11/12/17 (h)	756	765
Series 2017-A-PRME, REMIC, 2.06%, 02/15/19 (g) (h)	1,087	1,086
Octagon Investment Partners XXVII Ltd.
Series 2016-D-1A, 5.91%, 07/15/27 (g) (h)	1,000	1,012
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (g)	6,456	6,466
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (g)	2,000	1,986
Pretium Mortgage Credit Partners I LLC
Series 2017-A1-NPL1, REMIC, 3.50%, 04/29/31 (g) (h)	3,842	3,850
Rait Trust
Series 2016-A-FL6, 2.44%, 02/13/19 (g) (h)	790	790
RAIT Trust
Series 2017-A-FL7, 2.10%, 06/15/37 (g) (h)	766	766
Series 2017-AS-FL7, 2.45%, 06/15/37 (g) (h)	214	214
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 2.11%, 06/15/33 (g) (h)	493	493
Series 2017-B-ROSS, 2.41%, 06/15/33 (g) (h)	493	493
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23 (g)	1,752	1,769
Sequoia Mortgage Trust
Series 2013-A2-6, REMIC, 3.00%, 05/25/43 (h)	2,468	2,447
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.19%, 10/10/48 (h)	7,690	977
SLM Private Credit Student Loan Trust
Series 2006-A5-A, 1.54%, 06/15/39 (h)	500	474
Sofi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (g)	1,457	1,468
Series 2017-A-3, 2.77%, 01/25/22 (g)	1,940	1,948
Series 2017-A-1, 3.28%, 01/26/26 (g)	2,517	2,548
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (g)	3,823	3,846
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (g)	4,000	4,035
Steele Creek CLO Ltd.
Series 2015-AR-1A, 2.43%, 05/21/29 (g) (h)	2,387	2,387
Sutherland Commercial Mortgage Loans LLC
Series 2015-A-SBC4, 4.00%, 06/25/39 (g)	435	433
TCI-Cent Clo Ltd.
Series 2016-A2-1A, 3.32%, 12/21/29 (g) (h)	1,500	1,516
TCI-Flatiron CLO Ltd.
Series 2016-B-1A, 3.36%, 07/17/28 (g) (h)	2,500	2,528
Series 2016-C-1A, 4.21%, 07/17/28 (g) (h)	2,500	2,528
Textainer Marine Containers V Ltd.
Series 2017-A-1A, 3.72%, 01/20/26 (g)	2,455	2,478
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.81%, 07/15/28 (g) (h)	4,000	4,013
Series 2016-B-1A, 3.51%, 07/15/28 (g) (h)	5,000	5,041
TRU Trust
Series 2016-A-TOYS, REMIC, 3.41%, 11/15/19 (g) (h)	1,135	1,138
UBS Commercial Mortgage Trust
Interest Only, Series 2012-XA-C1, REMIC, 2.27%, 05/10/45 (g) (h)	8,057	635
Interest Only, Series 2017-XA-C1, REMIC, 1.62%, 06/15/50 (h)	8,272	964
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.61%, 10/15/26 (g) (h)	3,000	3,001
VOLT LI LLC
Series 2016-A1-NP11, 3.50%, 10/25/46 (g) (i)	8,131	8,138
VOLT LIV LLC
Series 2017-A1-NPL1, 3.62%, 02/25/47 (g) (i)	7,492	7,505
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (g) (i)	13,030	13,046
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, 10/14/26 (g) (h)	5,000	5,000
Series 2014-A1-4A, 2.66%, 10/14/26 (g) (h)	5,000	5,002
Wachovia Bank Commercial Mortgage Trust
Series 2007-A3-C34, REMIC, 5.68%, 07/15/17	176	176
Series 2007-AJ-C30, REMIC, 5.41%, 12/15/43 (h)	335	341
Series 2006-AJ-C28, REMIC, 5.63%, 10/15/48 (h)	675	681
Series 2007-AJ-C33, REMIC, 6.17%, 02/15/51 (h)	919	925
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C34, REMIC, 5.20%, 05/15/49 (h)	1,245	1,294
Interest Only, Series 2016-XA-LC24, REMIC, 1.89%, 10/15/49 (h)	8,318	946
Interest Only, Series 2017-XA-RB1, REMIC, 1.45%, 03/15/50 (h)	4,189	410
Interest Only, Series 2015-XA-LC22, REMIC, 1.06%, 09/15/58 (h)	17,533	955
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (g)	5,000	4,982
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (g) (h)	6,602	6,654
Total Non-U.S. Government Agency Asset-Backed Securities (cost $288,525)		289,914
CORPORATE BONDS AND NOTES 8.2%
Consumer Discretionary 1.0%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (g)	445	442

See accompanying Notes to Financial Statements.

43

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Amazon.com Inc.
2.60%, 12/05/19	1,550	1,580
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (j)	465	479
ARAMARK Services Inc.
5.00%, 04/01/25 (g)	265	280
CCO Holdings LLC
5.25%, 09/30/22	530	547
5.13%, 05/01/23 (g)	125	131
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (g)	403	412
Comcast Corp.
5.88%, 02/15/18	1,020	1,047
5.15%, 03/01/20	410	444
CSC Holdings LLC
6.75%, 11/15/21	105	116
Dollar Tree Inc.
5.75%, 03/01/23	370	390
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22	200	207
Goodyear Tire & Rubber Co.
5.13%, 11/15/23 (j)	440	461
Gray Television Inc.
5.13%, 10/15/24 (g)	610	616
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (g)	605	613
Kia Motors Corp.
2.63%, 04/21/21 (g)	1,400	1,389
Levi Strauss & Co.
5.00%, 05/01/25	440	460
Liberty Media Corp.
2.00%, 07/23/19 (b) (d) (e) (k)	4,539	6,311
Live Nation Entertainment Inc.
4.88%, 11/01/24 (g)	295	299
NCL Corp. Ltd.
4.75%, 12/15/21 (g)	600	621
Newell Rubbermaid Inc.
2.60%, 03/29/19 (l)	299	302
3.15%, 04/01/21 (l)	1,165	1,193
Outfront Media Capital LLC
5.25%, 02/15/22	260	269
Sabre GLBL Inc.
5.25%, 11/15/23 (g)	450	468
Sally Holdings LLC
5.75%, 06/01/22	570	586
Scientific Games International Inc.
7.00%, 01/01/22 (g)	445	474
ServiceMaster Co. LLC
5.13%, 11/15/24 (g)	565	585
Sirius XM Radio Inc.
3.88%, 08/01/22 (g)	175	176
5.38%, 07/15/26 (g)	450	467
Six Flags Entertainment Corp.
4.88%, 07/31/24 (g)	765	769
Station Casinos LLC
7.50%, 03/01/21	245	255
Tempur Sealy International Inc.
5.63%, 10/15/23 (j)	315	327
Tribune Media Co.
5.88%, 07/15/22	215	226
		22,942
Consumer Staples 0.6%
B&G Foods Inc.
5.25%, 04/01/25	270	275
CK Hutchison International 17 Ltd.
2.88%, 04/05/22 (g)	1,800	1,807
CVS Health Corp.
1.90%, 07/20/18	1,378	1,381
2.80%, 07/20/20	430	438
General Mills Inc.
2.20%, 10/21/19	1,605	1,616
JBS USA LLC
7.25%, 06/01/21 (g) (j)	380	379
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,430	1,433
Kroger Co.
6.15%, 01/15/20 (j)	1,363	1,489
Molson Coors Brewing Co.
1.45%, 07/15/19	914	903
Philip Morris International Inc.
5.65%, 05/16/18	1,535	1,590
Pilgrim's Pride Corp.
5.75%, 03/15/25 (g)	280	281
Reynolds American Inc.
3.25%, 06/12/20	1,063	1,094
Rite Aid Corp.
6.13%, 04/01/23 (g)	435	428
Spectrum Brands Inc.
6.63%, 11/15/22	375	393
TreeHouse Foods Inc.
6.00%, 02/15/24 (g)	120	128
		13,635
Energy 0.8%
Access Midstream Partners LP
4.88%, 03/15/24	365	383
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,500	1,596
BP Capital Markets Plc
1.68%, 05/03/19	1,643	1,637
Chevron Corp.
1.56%, 05/16/19	340	339
1.99%, 03/03/20 (j)	605	606
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (g) (j)	1,400	1,432
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (g)	500	517
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,300	1,434
Kinder Morgan Inc.
3.05%, 12/01/19	1,452	1,476
NGL Energy Partners LP
6.13%, 03/01/25 (g)	400	368
ONGC Videsh Ltd.
3.25%, 07/15/19	800	810
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22 (j)	600	593
Petronas Capital Ltd.
3.13%, 03/18/22	1,400	1,427
Reliance Holding USA Inc.
4.50%, 10/19/20	1,200	1,264
5.40%, 02/14/22	650	713
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,300	1,306
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (g)	600	604
Transocean Proteus Ltd.
6.25%, 12/01/24 (g)	266	271
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	800	820
		17,596
Financials 3.0%
Agromercantil Senior Trust
6.25%, 04/10/19	525	543
American Express Credit Corp.
2.20%, 03/03/20	1,745	1,755
American Honda Finance Corp.
1.70%, 02/22/19	1,145	1,144
1.20%, 07/12/19	645	638
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,290	1,294
Banco de Credito del Peru
4.25%, 04/01/23	300	317
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (h)	1,600	1,601
Banco Santander Chile
3.88%, 09/20/22	490	510
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22	400	415
5.95%, 01/30/24 (j)	1,500	1,564

See accompanying Notes to Financial Statements.

44

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Bank of America Corp.
2.00%, 01/11/18	1,835	1,838
2.63%, 10/19/20	360	363
Bank of Montreal
1.50%, 07/18/19	1,045	1,036
2.10%, 12/12/19	1,365	1,367
BB&T Corp.
2.25%, 02/01/19 (j)	1,105	1,112
BBVA Bancomer SA
6.50%, 03/10/21	200	221
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	945	947
1.30%, 08/15/19	1,130	1,121
Caterpillar Financial Services Corp.
1.70%, 06/16/18	760	761
2.10%, 01/10/20	990	993
Citigroup Inc.
2.05%, 12/07/18	1,360	1,361
2.12%, 04/25/22 (h)	1,070	1,075
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	600	624
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,300	1,305
CNPC General Capital Ltd.
3.95%, 04/19/22	1,200	1,258
Commonwealth Bank of Australia
2.25%, 03/10/20 (g)	1,490	1,493
Daimler Finance North America LLC
2.25%, 03/02/20 (g)	1,465	1,467
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (m)	1,900	1,893
Fondo Mivivienda SA
3.50%, 01/31/23 (g)	1,400	1,417
General Motors Financial Co. Inc.
2.65%, 04/13/20	1,460	1,466
Global Bank Corp.
4.50%, 10/20/21 (g) (j)	950	968
4.50%, 10/20/21	1,050	1,071
Goldman Sachs Group Inc.
2.90%, 07/19/18	730	738
2.30%, 12/13/19	950	952
Guanay Finance Ltd.
6.00%, 12/15/20	951	978
Icahn Enterprises LP
6.25%, 02/01/22	385	402
John Deere Capital Corp.
1.60%, 07/13/18	630	631
1.95%, 01/08/19	790	794
1.95%, 06/22/20 (j)	235	236
JPMorgan Chase & Co.
2.25%, 01/23/20	1,990	1,995
Morgan Stanley
2.45%, 02/01/19	2,005	2,020
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (j)	1,305	1,306
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19	1,205	1,212
Nationstar Mortgage LLC
6.50%, 07/01/21	470	481
Navient Corp.
6.50%, 06/15/22	310	329
New York Life Global Funding
2.00%, 04/09/20 (g)	700	700
Nexstar Escrow Corp.
5.63%, 08/01/24 (g)	270	273
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (j)	2,000	2,053
Peabody Securities Finance Corp.
6.00%, 03/31/22 (g) (j)	275	274
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (n)	2,500	2,087
Petrobras Global Finance BV
6.13%, 01/17/22	300	311
PNC Funding Corp.
4.38%, 08/11/20	970	1,032
Prudential Financial Inc.
7.38%, 06/15/19	1,005	1,108
Royal Bank of Canada
2.00%, 12/10/18	1,525	1,531
1.50%, 07/29/19	475	471
Shell International Finance BV
1.38%, 05/10/19	1,355	1,346
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	1,040	1,035
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (g)	900	914
Toronto-Dominion Bank
1.75%, 07/23/18	1,365	1,368
Toyota Motor Credit Corp.
1.95%, 04/17/20	1,305	1,306
United Overseas Bank Ltd.
3.50%, 09/16/26	1,700	1,731
2.88%, 03/08/27	200	198
Wells Fargo & Co.
1.50%, 01/16/18	1,650	1,650
2.15%, 01/30/20 (j)	350	351
Westpac Banking Corp.
1.95%, 11/23/18	635	636
1.60%, 08/19/19	675	669
		68,056
Health Care 1.0%
Acadia HealthCare Co. Inc.
5.63%, 02/15/23	295	306
Amgen Inc.
2.20%, 05/11/20	2,005	2,015
AstraZeneca Plc
2.38%, 11/16/20	1,495	1,506
Cardinal Health Inc.
1.95%, 06/15/18 - 06/14/19	2,015	2,019
Celgene Corp.
2.13%, 08/15/18	1,515	1,521
Centene Corp.
4.75%, 05/15/22	160	167
4.75%, 01/15/25	455	469
Community Health Systems Inc.
6.25%, 03/31/23	460	476
Express Scripts Holding Co.
2.25%, 06/15/19	1,715	1,721
HCA Inc.
4.25%, 10/15/19	705	731
Laboratory Corp. of America Holdings
2.50%, 11/01/18	500	503
LifePoint Health Inc.
5.38%, 05/01/24 (j)	455	472
McKesson Corp.
2.28%, 03/15/19	1,360	1,368
Medtronic Global Holdings SCA
1.70%, 03/28/19	2,360	2,361
Mylan NV
2.50%, 06/07/19	1,510	1,516
New Amethyst Corp.
6.25%, 12/01/24 (g)	385	410
Quintiles Transnational Corp.
4.88%, 05/15/23 (g)	573	590
Select Medical Corp.
6.38%, 06/01/21	430	443
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	1,380	1,383
3.60%, 08/15/21	180	187
Universal Health Services Inc.
4.75%, 08/01/22 (g)	395	407
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (g)	405	425
WellCare Health Plans Inc.
5.25%, 04/01/25	400	420
WellPoint Inc.
2.30%, 07/15/18	1,150	1,156
		22,572

See accompanying Notes to Financial Statements.

45

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Industrials 0.3%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,300	1,313
AECOM
5.13%, 03/15/27	475	477
Aircastle Ltd.
5.00%, 04/01/23	200	214
Cintas Corp. No. 2
2.90%, 04/01/22	1,960	1,990
Prime Security Services Borrower LLC
9.25%, 05/15/23 (g)	410	445
United Technologies Corp.
1.50%, 11/01/19	1,120	1,112
1.90%, 05/04/20	1,215	1,216
		6,767
Information Technology 0.3%
Broadcom Corp.
2.38%, 01/15/20 (g)	735	736
First Data Corp.
5.75%, 01/15/24 (g)	445	463
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	754	762
3.60%, 10/15/20	265	273
Micron Technology Inc.
5.25%, 08/01/23 (g)	450	468
Nokia OYJ
3.38%, 06/12/22	565	569
Open Text Corp.
5.88%, 06/01/26 (g)	265	284
QUALCOMM Inc.
2.10%, 05/20/20	2,015	2,024
Tencent Holdings Ltd.
2.88%, 02/11/20	1,300	1,319
		6,898
Materials 0.2%
Berry Plastics Corp.
5.50%, 05/15/22	572	596
BWAY Holding Co.
5.50%, 04/15/24 (g)	280	286
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	950	1,039
5.00%, 01/21/21	300	318
Inversiones CMPC SA
4.50%, 04/25/22 (j)	1,050	1,099
Novelis Corp.
5.88%, 09/30/26 (g)	260	268
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (g)	405	420
Sherwin-Williams Co.
2.25%, 05/15/20	880	881
		4,907
Real Estate 0.2%
Boston Properties LP
5.88%, 10/15/19	1,150	1,233
CyrusOne LP
5.00%, 03/15/24 (g)	150	155
Equinix Inc.
5.38%, 04/01/23	670	698
ESH Hospitality Inc.
5.25%, 05/01/25 (g)	670	693
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	85	93
Simon Property Group LP
2.20%, 02/01/19	1,425	1,435
		4,307
Telecommunication Services 0.5%
America Movil SAB de CV
3.13%, 07/16/22	2,000	2,036
Axiata Group Bhd
3.47%, 11/19/20	1,300	1,331
British Telecommunications Plc
5.95%, 01/15/18	1,380	1,411
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	335	351
CommScope Inc.
5.00%, 06/15/21 (g)	445	457
Digicel Group Ltd.
8.25%, 09/30/20	872	816
Frontier Communications Corp.
8.50%, 04/15/20 (j)	150	158
Level 3 Communications Inc.
5.75%, 12/01/22	440	457
Orange SA
2.75%, 02/06/19	1,530	1,549
Telefonica Chile SA
3.88%, 10/12/22	1,500	1,556
Verizon Communications Inc.
2.95%, 03/15/22 (g)	1,993	2,004
		12,126
Utilities 0.3%
Calpine Corp.
5.75%, 01/15/25 (j)	315	296
Colbun SA
6.00%, 01/21/20	200	217
Comision Federal de Electricidad
4.88%, 05/26/21	1,500	1,597
Consolidated Edison Inc.
2.00%, 03/15/20	1,005	1,004
E.CL SA
5.63%, 01/15/21 (j)	500	547
NRG Energy Inc.
6.25%, 07/15/22	300	308
Southern Co.
2.45%, 09/01/18	1,125	1,133
1.85%, 07/01/19	395	394
		5,496
Total Corporate Bonds And Notes (cost $183,558)		185,302
VARIABLE RATE SENIOR LOAN INTERESTS 2.2% (h)
Consumer Discretionary 0.6%
American Axle and Manufacturing Inc.
Term Loan B, 3.47%, 03/08/24	213	211
CityCenter Holdings LLC
Term Loan B, 3.72%, 04/07/24	453	453
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	1,101	1,092
Eldorado Resorts LLC
Term Loan B, 3.38%, 03/16/24	444	440
Equinox Holdings Inc.
Term Loan B, 4.29%, 03/03/24	953	956
Federal-Mogul Holdings Corp.
Term Loan C, 4.75%, 04/15/21	754	756
Intrawest Resorts Holdings Inc
Term Loan B-1, 0.00%, 06/28/24 (b) (o)	425	426
Jeld-Wen Inc.
Term Loan B, 4.15%, 07/01/22	950	957
Leslie's Poolmart Inc.
Term Loan, 4.87%, 08/09/23	832	835
LTF Merger Sub Inc.
Term Loan B, 4.04%, 06/10/22	836	836
Mission Broadcasting Inc.
Term Loan B-2, 4.24%, 09/26/23	81	81
Nexstar Broadcasting Inc.
Term Loan B, 4.24%, 09/22/23	819	821
NVA Holdings Inc.
Delayed Draw Term Loan B-2, 0.00%, 08/14/21 (o)	18	18
Party City Holdings Inc.
Term Loan, 4.18%, 08/19/22	841	841
Revlon Consumer Products Corp.
Term Loan B, 4.54%, 07/14/23	114	106
Scientific Games International Inc.
Term Loan B-3, 5.01%, 10/01/21	375	379
Sophia LP
Term Loan B, 4.40%, 09/30/22	841	838
Tribune Media Co.
Term Loan, 4.04%, 12/27/20	64	64
Term Loan C, 4.04%, 01/27/24	802	804
UFC Holdings LLC
1st Lien Term Loan, 4.47%, 07/22/23	953	954

See accompanying Notes to Financial Statements.

46

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

WideOpenWest Finance LLC
Term Loan B, 0.00%, 08/06/23 (o)	510	509
WMG Acquisition Corp.
Term Loan D, 3.72%, 11/01/23	835	834
		13,211
Consumer Staples 0.1%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, 01/27/24	965	934
Energy 0.0%
Peabody Energy Corp.
Term Loan, 5.58%, 02/08/22	833	831
Financials 0.3%
Acrisure LLC
Term Loan, 6.15%, 11/22/23	125	126
AlixPartners LLP
Term Loan B, 4.15%, 04/29/24	833	836
Avolon (Luxembourg) SARL
Term Loan B-2, 3.96%, 01/20/22	835	840
Cision US Inc.
Term Loan B, 7.15%, 06/16/23	836	840
Lightstone Generation LLC
Term Loan B, 5.54%, 12/15/23	928	903
Term Loan C, 5.54%, 12/15/23	68	66
SolarWinds Holdings Inc.
Term Loan, 4.54%, 02/05/23	950	952
Solera LLC
Term Loan B, 4.48%, 02/28/23	838	840
TKC Holdings Inc.
1st Lien Term Loan, 4.88%, 01/13/23	838	836
		6,239
Health Care 0.3%
Air Methods Corp.
Term Loan B, 4.57%, 04/13/24	536	530
Change Healthcare Holdings Inc.
Term Loan B, 3.79%, 02/02/24	838	838
Community Health Systems Inc.
Term Loan G, 3.79%, 12/31/19	799	798
Envision Healthcare Corp.
Term Loan B, 4.30%, 11/15/23	722	725
HCA Inc.
Term Loan B-9, 3.04%, 03/18/23	843	845
Term Loan B-8, 3.29%, 02/15/24	833	837
Nature's Bounty Co.
Term Loan B, 4.65%, 05/05/23	1,025	1,025
Seattle Spinco Inc.
Term Loan B-3, 4.03%, 04/19/24	144	144
Select Medical Corp.
Term Loan B, 4.65%, 02/13/24	527	531
Surgery Center Holdings Inc.
Term Loan B, 0.00%, 06/19/24 (o)	260	261
Team Health Holdings Inc.
1st Lien Term Loan, 3.79%, 01/12/24	853	845
US Anesthesia Partners Inc.
Term Loan, 4.47%, 06/08/24	90	90
		7,469
Industrials 0.1%
Brand Energy & Infrastructure Services Inc.
Term Loan, 0.00%, 06/16/24 (o)	650	649
Clark Equipment Co.
Term Loan B, 3.93%, 05/11/24	40	40
Manitowoc Foodservice Inc.
Term Loan B, 4.03%, 01/26/23	938	947
TransDigm Inc.
Term Loan F, 4.23%, 06/09/23	958	956
		2,592
Information Technology 0.4%
Almonde Inc.
1st Lien Term Loan, 4.74%, 05/03/24	805	805
Bright Bidco BV
Term Loan B, 4.50%, 03/17/24	575	583
Colorado Buyer Inc.
Term Loan B, 4.17%, 03/15/24	955	956
Compuware Corp.
Term Loan B-3, 0.00%, 12/15/21 (o)	955	961
Kronos Inc.
Term Loan B, 4.68%, 11/01/23	836	841
MA FinanceCo. LLC
Term Loan B-3, 3.96%, 04/19/24	21	21
Optiv Security Inc.
1st Lien Term Loan, 4.44%, 01/20/24	72	71
Project Alpha Intermediate Holding Inc.
Term Loan B, 4.67%, 04/26/24	920	913
Quest Software US Holdings Inc.
Term Loan B, 7.05%, 09/08/20	820	832
Radiate Holdco LLC
1st Lien Term Loan, 4.04%, 12/09/23	953	938
Sabre GLBL Inc.
Term Loan B, 3.79%, 02/16/24	947	953
Tempo Acquisition LLC
Term Loan, 4.06%, 04/20/24	960	962
		8,836
Materials 0.3%
Avantor Performance Materials Holdings LLC
1st Lien Term Loan, 5.05%, 03/09/24	848	849
BWAY Holding Co.
Term Loan B, 4.33%, 03/22/24	125	125
Fairmount Santrol Inc.
Term Loan B-2, 4.50%, 09/05/19	533	502
KIK Custom Products Inc.
Term Loan B, 5.79%, 08/26/22	950	958
Klockner-Pentaplast of America Inc.
Term Loan B-2, 0.00%, 06/29/22 (o)	930	920
Kraton Polymers LLC
Term Loan B, 5.04%, 01/06/22	399	402
Reynolds Group Holdings Inc.
Term Loan, 4.04%, 01/14/23	953	953
Univar Inc.
Term Loan B, 3.79%, 07/01/22	1,107	1,107
		5,816
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 7.22%, 03/21/25	85	86
Telecommunication Services 0.1%
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	785	776
Digicel International Finance Ltd.
Term Loan B, 4.94%, 05/10/24	40	40
Level 3 Financing Inc.
Term Loan B, 3.47%, 02/17/24	845	847
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, 06/20/24 (o)	505	504
Telesat Canada
Term Loan B-4, 4.15%, 11/17/23	734	738
		2,905
Total Variable Rate Senior Loan Interests (cost $49,123)		48,919
GOVERNMENT AND AGENCY OBLIGATIONS 17.3%
Collateralized Mortgage Obligations 3.0%
Federal Home Loan Mortgage Corp.
Series AN-4030, REMIC, 1.75%, 04/15/27	18,085	17,953
Series AC-3985, REMIC, 2.25%, 12/15/40	1,374	1,379
Series FA-4125, REMIC, 1.51%, 11/15/42 (h)	14,864	14,774
Federal National Mortgage Association
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	16,639	16,810
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	2,823	2,881
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,846	4,912
Government National Mortgage Association
Series 2004-FH-70, REMIC, 1.61%, 07/20/34 (h)	6,898	6,924
Series 2010-FL-167, REMIC, 1.56%, 12/20/40 (h)	2,214	2,218
		67,851
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (h)	10,492	634
Mortgage-Backed Securities 7.2%
Federal Home Loan Mortgage Corp.
3.50%, 11/01/44 - 03/01/46	24,570	25,301

See accompanying Notes to Financial Statements.

47

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Federal National Mortgage Association
3.42%, 01/01/24	1,580	1,616
3.50%, 12/01/29	4,188	4,371
3.00%, 05/01/31	8,119	8,342
3.00%, 01/01/37 - 10/25/42	41,882	42,449
3.50%, 02/01/46 - 12/01/46	79,090	80,741
		162,820
Sovereign 1.1%
Banco del Estado de Chile
3.88%, 02/08/22 (j)	1,500	1,567
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (g)	400	400
Chile Government International Bond
3.25%, 09/14/21	1,100	1,139
2.25%, 10/30/22	1,600	1,583
Costa Rica Government International Bond
10.00%, 08/01/20	310	362
Dominican Republic International Bond
7.50%, 05/06/21	3,000	3,303
Export-Import Bank of India
3.13%, 07/20/21	1,200	1,209
Export-Import Bank of Korea
2.13%, 02/11/21	1,200	1,179
Guatemala Government Bond
5.75%, 06/06/22	1,100	1,204
Indonesia Government International Bond
4.88%, 05/05/21	600	645
3.70%, 01/08/22	200	205
Instituto Costarricense de Electricidad
6.95%, 11/10/21	1,000	1,072
Israel Electric Corp. Ltd.
5.63%, 06/21/18	800	826
Israel Government International Bond
4.00%, 06/30/22	200	214
Korea Development Bank
2.63%, 02/27/22	1,700	1,695
Mexico Government International Bond
3.50%, 01/21/21	2,500	2,600
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	1,100	1,171
Poland Government International Bond
5.13%, 04/21/21	1,000	1,101
Qatar Government International Bond
2.38%, 06/02/21	1,300	1,267
Republic of Philippines
4.00%, 01/15/21	1,000	1,066
		23,808
U.S. Treasury Securities 6.0%
U.S. Treasury Note
1.00%, 03/15/18	24,700	24,661
1.25%, 01/31/20	17,850	17,738
1.63%, 06/30/20	23,100	23,140
1.38%, 02/29/20 - 01/31/21	41,250	40,910
1.13%, 02/28/21	29,350	28,754
		135,203
Total Government And Agency Obligations (cost $392,543)		390,316
INVESTMENT COMPANIES 1.8%
Altaba Inc. (a)	749	40,801
Total Investment Companies (cost $30,128)		40,801
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (p) (q)	18,748	18,748
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (q)	9,941	9,941
Total Short Term Investments (cost $28,689)		28,689
Total Investments 103.5% (cost $2,172,601)		2,329,518
Total Securities Sold Short (8.4)% (proceeds $129,548)		(189,265)
Other Assets and Liabilities, Net 4.9%		111,062
Total Net Assets 100.0%		$2,251,315

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $267,189 and 11.9%, respectively.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(j) All or portion of the security was on loan.

(k) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Perpetual security.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

SECURITIES SOLD SHORT (8.4%)
COMMON STOCKS (7.5%)
Information Technology (7.5%)
Alibaba Group Holding Ltd. - ADS	(220)	$(31,054)
Tencent Holdings Ltd.	(3,692)	(132,583)
Yahoo! Japan Corp.	(1,165)	(5,059)
Total Common Stocks (proceeds $109,517)		(168,696)
INVESTMENT COMPANIES (0.9%)
iShares Russell 2000 ETF	(146)	(20,569)
Total Investment Companies (proceeds $20,031)		(20,569)
Total Securities Sold Short (8.4%) (proceeds $129,548)		$(189,265)

JNL/Franklin Templeton Global Fund
COMMON STOCKS 93.9%
Canada 2.5%
Barrick Gold Corp.	622	$9,891
Cenovus Energy Inc. (a)	77	569
Husky Energy Inc. (b)	445	5,049
Wheaton Precious Metals Corp.	491	9,753
		25,262
China 3.6%
Baidu.com - Class A - ADR (b)	69	12,311
China Life Insurance Co. Ltd. - Class H	4,397	13,502
China Mobile Ltd.	442	4,703
China Telecom Corp. Ltd. - Class H - ADR	136	6,523
		37,039
France 5.1%
AXA SA	570	15,639
BNP Paribas SA	176	12,758
Credit Agricole SA	758	12,259
Sanofi SA	106	10,147
Veolia Environnement	66	1,392
		52,195
Germany 4.7%
Deutsche Lufthansa AG	322	7,355

See accompanying Notes to Financial Statements.

48

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Innogy SE	279	11,021
Merck KGaA	87	10,486
Metro AG	241	8,147
Siemens AG	76	10,523
		47,532
Hong Kong 1.1%
Kunlun Energy Co. Ltd.	11,533	9,809
Value Partners Group Ltd. (a)	1,994	1,823
		11,632
India 1.1%
Hero Motocorp Ltd.	200	11,505
Ireland 3.0%
Allergan Plc	71	17,349
CRH Plc	138	4,895
Medtronic Plc	91	8,097
		30,341
Israel 2.1%
Teva Pharmaceutical Industries Ltd. - ADR	650	21,588
Italy 1.4%
ENI SpA	919	13,863
Japan 4.2%
Nissan Motor Co. Ltd.	991	9,918
Panasonic Corp.	944	12,873
Ryohin Keikaku Co. Ltd.	13	3,375
SoftBank Group Corp.	178	14,476
Sumitomo Metal Mining Co. Ltd.	199	2,667
		43,309
Luxembourg 0.5%
SES SA - FDR	213	5,008
Netherlands 5.0%
Aegon NV	1,730	8,848
Akzo Nobel NV	131	11,366
ING Groep NV	524	9,070
Royal Dutch Shell Plc - Class B	805	21,690
		50,974
Portugal 1.1%
Galp Energia SGPS SA	742	11,285
Russian Federation 0.7%
MMC Norilsk Nickel - ADR	488	6,738
Singapore 2.6%
DBS Group Holdings Ltd.	666	10,052
Singapore Telecommunications Ltd.	5,670	16,047
		26,099
South Korea 5.4%
Hyundai Motor Co.	101	14,095
KB Financial Group Inc. - ADR	235	11,889
Samsung Electronics Co. Ltd. - GDR (c)	28	29,200
		55,184
Spain 0.9%
Telefonica SA	872	9,036
Sweden 1.9%
Getinge AB - Class B	452	8,857
Telefonaktiebolaget LM Ericsson - Class B	1,405	10,130
		18,987
Switzerland 2.1%
Roche Holding AG	42	10,689
UBS Group AG	640	10,858
		21,547
Thailand 0.8%
Bangkok Bank PCL - NVDR	555	3,027
Bangkok Bank PCL	929	5,384
		8,411
Turkey 0.5%
Turkcell Iletisim Hizmet A/S - ADR (a)	599	4,913
United Kingdom 10.3%
BAE Systems Plc	1,790	14,791
Barclays Plc	2,880	7,618
BP Plc	2,586	14,970
HSBC Holdings Plc	1,802	16,783
Kingfisher Plc	1,938	7,593
Man Group Plc	1,693	3,417
Sky Plc	1,016	13,162
Standard Chartered Plc (b)	1,769	17,939
Tesco Plc (b)	1,520	3,347
Vodafone Group Plc	2,132	6,063
		105,683
United States of America 33.3%
Ally Financial Inc.	114	2,384
Alphabet Inc. - Class A (b)	17	15,498
American International Group Inc.	226	14,132
AmerisourceBergen Corp.	116	10,928
Amgen Inc.	110	19,023
Apache Corp.	154	7,371
Apple Inc.	111	16,034
Capital One Financial Corp.	128	10,540
Cardinal Health Inc.	142	11,027
Celgene Corp. (b)	43	5,649
Cisco Systems Inc.	378	11,817
Citigroup Inc.	377	25,248
Comcast Corp. - Class A	411	15,994
ConocoPhillips Co.	254	11,153
Coty Inc. - Class A	170	3,197
DXC Technology Co.	67	5,129
Eli Lilly & Co.	132	10,833
First Solar Inc. (b)	46	1,825
Gilead Sciences Inc.	196	13,839
Halliburton Co.	151	6,431
Helmerich & Payne Inc.	14	761
Hewlett Packard Enterprise Co.	49	813
JPMorgan Chase & Co.	111	10,191
Microsoft Corp.	224	15,422
Navistar International Corp. (b)	452	11,844
NetScout Systems Inc. (b)	58	2,002
Oracle Corp.	594	29,782
Perrigo Co. Plc	139	10,527
Qiagen NV (b)	148	4,946
SunTrust Banks Inc.	159	9,009
Twenty-First Century Fox Inc. - Class A	323	9,143
United Parcel Service Inc. - Class B	71	7,905
Walgreens Boots Alliance Inc.	125	9,789
		340,186
Total Common Stocks (cost $849,001)		958,317
CORPORATE BONDS AND NOTES 0.6%
United States of America 0.6%
Chesapeake Energy Corp.
8.00%, 12/15/22 (a) (d)	6,123	6,485
Total Corporate Bonds And Notes (cost $5,820)		6,485
SHORT TERM INVESTMENTS 6.6%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	57,975	57,975
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (e) (f)	9,674	9,674
Total Short Term Investments (cost $67,649)		67,649
Total Investments 101.1% (cost $922,470)		1,032,451
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (1.1)%		(11,375)
Total Net Assets 100.0%		$1,021,074

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $6,485 and 0.6%, respectively.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

49

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

JNL/Franklin Templeton Income Fund
EQUITY LINKED STRUCTURED NOTES 4.9%
Health Care 0.4%
JPMorgan Chase & Co. Equity Linked Note
(Merck & Co. Inc.) (a)	180	$11,214
Industrials 1.1%
Morgan Stanley Equity Linked Note
(Deere & Co.) (a)	223	26,488
Information Technology 3.4%
Deutsche Bank AG Equity Linked Note
(Apple Inc.) (a)	165	24,196
Goldman Sachs International Equity Linked Note
(Intel Corp.) (a)	685	23,219
(Analog Devices Inc.) (a)	225	17,764
Royal Bank of Canada Equity Linked Note
(Texas Instruments Inc.) (a)	275	18,997
		84,176
Total Equity Linked Structured Notes (cost $120,104)		121,878
COMMON STOCKS 46.0%
Consumer Discretionary 3.5%
Daimler AG	185	13,421
Ford Motor Co.	2,427	27,160
General Motors Co.	500	17,465
Target Corp.	580	30,328
		88,374
Consumer Staples 3.9%
Anheuser-Busch InBev NV - ADR	220	24,279
Coca-Cola Co.	595	26,686
PepsiCo Inc.	237	27,360
Philip Morris International Inc.	160	18,792
		97,117
Energy 7.4%
Anadarko Petroleum Corp.	200	9,068
Baker Hughes Inc.	315	17,171
BP Plc - ADR	815	28,240
Chevron Corp.	350	36,515
Exxon Mobil Corp.	70	5,651
Occidental Petroleum Corp.	273	16,344
Royal Dutch Shell Plc - Class A - ADR	1,100	58,509
Schlumberger Ltd.	80	5,267
Stone Energy Corp. (b) (c)	213	3,909
W&T Offshore Inc. (b) (c)	110	216
Weatherford International Plc (b) (c)	1,000	3,870
		184,760
Financials 5.9%
AXA SA	500	13,723
Bank of America Corp.	890	21,591
JPMorgan Chase & Co.	375	34,275
MetLife Inc.	398	21,855
U.S. Bancorp	387	20,093
Wells Fargo & Co.	660	36,571
		148,108
Health Care 5.6%
AstraZeneca Plc	300	20,095
Eli Lilly & Co.	200	16,460
Medtronic Plc	165	14,644
Merck & Co. Inc.	100	6,409
Mylan NV (b)	256	9,930
Pfizer Inc.	948	31,847
Roche Holding AG	50	12,764
Sanofi SA - ADR	610	29,225
		141,374
Industrials 4.8%
CEVA Holdings LLC (b) (d) (e) (f)	2	461
Cummins Inc.	35	5,678
Deere & Co.	100	12,359
General Electric Co.	1,250	33,762
Republic Services Inc.	294	18,762
Union Pacific Corp.	172	18,678
United Technologies Corp.	262	31,993
		121,693
Information Technology 3.7%
Apple Inc.	161	23,206
Intel Corp.	824	27,802
Microsoft Corp.	400	27,572
Oracle Corp.	275	13,801
		92,381
Materials 4.0%
BASF SE	300	27,865
Dow Chemical Co.	700	44,149
Rio Tinto Plc - ADR	660	27,925
		99,939
Telecommunication Services 1.1%
BCE Inc.	180	8,106
Verizon Communications Inc.	420	18,757
		26,863
Utilities 6.1%
Dominion Energy Inc.	400	30,652
Duke Energy Corp.	226	18,925
Great Plains Energy Inc.	400	11,712
NextEra Energy Inc.	50	7,006
PG&E Corp.	380	25,207
PPL Corp.	180	6,959
Public Service Enterprise Group Inc.	145	6,236
Sempra Energy	150	16,912
Southern Co.	396	18,983
Xcel Energy Inc.	220	10,094
		152,686
Total Common Stocks (cost $1,039,002)		1,153,295
PREFERRED STOCKS 2.1%
Financials 0.7%
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 08/14/17) (b) (g) (h) (i)	—	837
Morgan Stanley, 6.38%, (callable at 25 beginning 10/15/24) (h)	70	2,009
Wells Fargo & Co. - Series L, 7.50% (h) (i)	10	13,111
		15,957
Health Care 0.9%
Allergan Plc, 5.50%, 03/01/18 (i)	8	6,945
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (c) (i)	140	7,669
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (i)	13	7,728
		22,342
Industrials 0.0%
CEVA Holdings LLC - Series A-2 (d) (e) (f) (i)	2	489
CEVA Holdings LLC - Series A-1 (d) (e) (f) (i)	—	19
		508
Utilities 0.5%
Dominion Energy Inc. - Series A, 6.38%, 07/01/17 (c) (i)	70	3,322
NextEra Energy Inc., 6.37%, 09/01/18 (c) (i)	150	9,621
		12,943
Total Preferred Stocks (cost $55,292)		51,750
CORPORATE BONDS AND NOTES 37.1%
Consumer Discretionary 3.2%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (c)	6,100	5,672
Argos Merger Sub Inc.
7.13%, 03/15/23 (a)	2,000	1,781
CCO Holdings LLC
5.13%, 02/15/23	3,500	3,618
DISH DBS Corp.
5.00%, 03/15/23	11,000	11,266
5.88%, 07/15/22 - 11/15/24	6,800	7,256
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (c)	6,800	6,934
iHeartCommunications Inc.
9.00%, 12/15/19	4,356	3,429
International Game Technology Plc
6.25%, 02/15/22 (a)	4,300	4,701

See accompanying Notes to Financial Statements.

50

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

KB Home
7.00%, 12/15/21	5,300	5,948
7.50%, 09/15/22	2,000	2,265
Regal Entertainment Group
5.75%, 03/15/22	6,000	6,269
Shea Homes LP
5.88%, 04/01/23 (a)	3,000	3,086
6.13%, 04/01/25 (a)	3,000	3,094
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	2,400	2,552
Univision Communications Inc.
5.13%, 05/15/23 (a)	10,000	10,074
Wynn Las Vegas LLC
5.50%, 03/01/25 (a)	3,000	3,158
		81,103
Consumer Staples 0.5%
JBS USA LLC
7.25%, 06/01/21 (a)	3,500	3,489
5.88%, 07/15/24 (a)	8,500	8,017
		11,506
Energy 6.0%
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (a)	10,000	10,014
Bill Barrett Corp.
7.00%, 10/15/22 (c)	8,000	6,785
8.75%, 06/15/25 (a) (c)	7,500	6,425
Calumet Specialty Products Partners LP
6.50%, 04/15/21	1,870	1,626
Chesapeake Energy Corp.
4.41%, 04/15/19 (j)	2,500	2,441
6.13%, 02/15/21 (c)	15,000	14,685
8.00%, 12/15/22 (a) (c)	6,025	6,381
8.00%, 01/15/25 (a) (c)	10,000	9,957
5.50%, 09/15/26 (a) (i)	1,000	935
Denbury Resources Inc.
9.00%, 05/15/21 (a)	2,280	2,170
Energy Transfer Equity LP
5.50%, 06/01/27	5,000	5,178
Halcon Resources Corp.
6.75%, 02/15/25 (a) (c)	2,000	1,803
Kinder Morgan Inc.
5.63%, 11/15/23 (a)	3,300	3,647
7.75%, 01/15/32	1,000	1,269
McDermott International Inc.
8.00%, 05/01/21 (a)	5,000	5,053
NGPL PipeCo LLC
7.12%, 12/15/17 (a)	1,000	1,019
PetroQuest Energy Inc.
10.00%, 02/15/21	3,491	2,518
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,100	2,340
5.88%, 06/30/26	10,000	11,199
Sanchez Energy Corp.
7.75%, 06/15/21 (c)	7,500	6,838
6.13%, 01/15/23 (c)	2,100	1,676
Stone Energy Corp.
7.50%, 05/31/22	2,518	2,382
W&T Offshore Inc.
9.00%, 05/15/20 (a) (k)	2,066	1,680
8.50%, 06/15/21 (a) (k)	1,849	1,286
Weatherford International Ltd.
5.13%, 09/15/20 (c)	4,400	4,235
7.75%, 06/15/21 (c)	8,325	8,358
5.88%, 07/01/21 (i)	11,675	11,807
8.25%, 06/15/23 (c)	4,900	4,909
Weatherford International Plc
9.88%, 02/15/24 (a) (c)	7,500	7,829
Williams Cos. Inc.
3.70%, 01/15/23	4,200	4,140
		150,585
Financials 6.5%
Bank of America Corp.
5.20%, (callable at 100 beginning 06/01/23) (c) (h)	2,500	2,555
6.10%, (callable at 100 beginning 03/17/25) (h)	4,000	4,341
6.25%, (callable at 100 beginning 09/05/24) (h)	2,500	2,708
8.12%, (callable at 100 beginning 05/15/18) (h)	1,000	1,039
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (a)	15,000	20,879
Cemex Finance LLC
6.00%, 04/01/24 (a) (c)	3,000	3,186
CIT Group Inc.
5.00%, 08/01/23	2,000	2,154
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (c) (h)	10,000	10,481
5.90%, (callable at 100 beginning 02/15/23) (c) (h)	6,500	6,949
5.95%, (callable at 100 beginning 08/15/20) (h)	15,000	15,950
6.30%, (callable at 100 beginning 05/15/24) (h)	10,600	11,312
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	4,100	4,318
5.45%, 06/15/23 (a)	7,000	7,608
7.13%, 06/15/24 (a) (c)	2,200	2,419
6.02%, 06/15/26 (a)	5,400	5,957
Horizon Pharma Financing Inc.
6.63%, 05/01/23 (c)	3,740	3,525
iStar Financial Inc.
5.00%, 07/01/19	6,000	6,053
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (h)	12,000	12,256
5.15%, (callable at 100 beginning 05/01/23) (h)	2,000	2,059
6.10%, (callable at 100 beginning 10/01/24) (h)	10,000	10,844
7.90%, (callable at 100 beginning 04/30/18) (h)	5,800	6,029
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (h)	2,500	2,624
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (a)	5,000	5,249
7.25%, 12/15/21 (a)	5,000	5,267
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (h)	4,700	5,032
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	2,500	2,570
		163,364
Health Care 7.3%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (a)	4,500	4,337
Community Health Systems Inc.
8.00%, 11/15/19 (c)	27,500	27,714
7.13%, 07/15/20 (c)	5,000	4,867
6.88%, 02/01/22 (c)	17,000	14,851
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	3,600	3,656
5.00%, 05/01/25	2,000	2,002
Endo Finance Co.
5.75%, 01/15/22 (a)	9,900	8,923
Endo Finance LLC
6.00%, 07/15/23 (a) (c)	7,000	5,887
HCA Inc.
7.50%, 02/15/22	4,100	4,721
5.88%, 05/01/23	7,500	8,151
Impax Laboratories Inc.
2.00%, 06/15/22 (i)	1,000	853
Mallinckrodt International Finance SA
5.75%, 08/01/22 (a) (c)	17,000	15,983
5.63%, 10/15/23 (a) (c)	4,100	3,739
Tenet Healthcare Corp.
5.00%, 03/01/19	5,000	5,253
8.00%, 08/01/20 (c)	6,800	6,908
4.38%, 10/01/21	9,500	9,641
8.13%, 04/01/22	15,000	15,939
6.75%, 06/15/23 (c)	14,500	14,486
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (a)	3,750	3,650
6.50%, 03/15/22 (a)	2,200	2,307
5.88%, 05/15/23 (a)	6,200	5,318
7.00%, 03/15/24 (a)	3,400	3,586
6.13%, 04/15/25 (a)	4,700	3,985
VRX Escrow Corp.
5.38%, 03/15/20 (a)	6,000	5,792
		182,549

See accompanying Notes to Financial Statements.

51

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Industrials 1.7%
Bombardier Inc.
6.00%, 10/15/22 (a)	5,000	5,009
6.13%, 01/15/23 (a)	3,100	3,114
7.50%, 03/15/25 (a)	4,700	4,875
Cloud Crane LLC
10.13%, 08/01/24 (a)	3,000	3,304
TransDigm Inc.
6.00%, 07/15/22	2,700	2,778
6.50%, 07/15/24	5,000	5,150
United Rentals North America Inc.
6.13%, 06/15/23	2,500	2,615
5.75%, 11/15/24	5,500	5,772
XPO Logistics Inc.
6.50%, 06/15/22 (a)	10,000	10,512
		43,129
Information Technology 1.3%
Belden Inc.
5.50%, 09/01/22 (a)	5,000	5,165
BMC Software Finance Inc.
8.13%, 07/15/21 (a)	6,000	6,211
First Data Corp.
7.00%, 12/01/23 (a)	8,900	9,500
Western Digital Corp.
7.38%, 04/01/23 (a)	5,000	5,490
10.50%, 04/01/24	5,000	5,897
		32,263
Materials 2.9%
Ardagh Packaging Finance Plc
4.63%, 05/15/23 (a)	7,500	7,684
7.25%, 05/15/24 (a)	5,100	5,583
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	5,109
7.25%, 04/15/25 (a)	14,000	14,213
Cemex SAB de CV
7.25%, 01/15/21 (a)	6,000	6,375
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	20,000	22,775
5.13%, 05/15/24 (a) (c)	4,400	4,402
Platform Specialty Products Corp.
6.50%, 02/01/22 (a) (c)	3,000	3,100
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	2,200	2,282
		71,523
Real Estate 0.2%
Equinix Inc.
5.38%, 05/15/27	5,000	5,346
Telecommunication Services 4.3%
CommScope Inc.
5.50%, 06/15/24 (a)	6,000	6,242
CommScope Technologies LLC
5.00%, 03/15/27 (a)	10,000	9,982
Frontier Communications Corp.
9.25%, 07/01/21	3,000	2,944
7.13%, 01/15/23	1,900	1,586
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,340
Sprint Communications Inc.
9.00%, 11/15/18 (a)	7,300	7,929
Sprint Corp.
7.88%, 09/15/23	9,400	10,801
7.13%, 06/15/24	5,500	6,114
7.63%, 02/15/25 (c)	10,000	11,501
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,487
11.50%, 11/15/21	7,500	9,623
T-Mobile USA Inc.
6.00%, 03/01/23	10,000	10,586
Virgin Media Secured Finance Plc
5.50%, 01/15/25 (a)	9,000	9,331
Wind Acquisition Finance SA
7.38%, 04/23/21 (a)	5,000	5,197
Zayo Group LLC
6.00%, 04/01/23	5,000	5,264
		107,927
Utilities 3.2%
AES Corp.
4.88%, 05/15/23	1,000	1,017
5.50%, 03/15/24	2,500	2,607
Calpine Corp.
5.38%, 01/15/23 (c)	15,000	14,624
5.75%, 01/15/25	6,500	6,113
5.25%, 06/01/26 (a)	8,800	8,646
Dynegy Inc.
6.75%, 11/01/19	15,000	15,446
7.38%, 11/01/22 (c)	17,000	16,839
Ferrellgas Partners LP
8.63%, 06/15/20 (a) (c)	4,000	3,775
InterGen NV
7.00%, 06/30/23 (a)	10,000	9,621
		78,688
Total Corporate Bonds And Notes (cost $892,010)		927,983
VARIABLE RATE SENIOR LOAN INTERESTS 2.9% (j)
Consumer Discretionary 1.1%
Academy Ltd.
Term Loan B, 5.17%, 06/09/22	3,552	2,746
Belk Inc.
Term Loan, 5.91%, 11/18/22	9,874	8,378
iHeartCommunications Inc.
Term Loan D, 7.98%, 01/30/19	20,000	16,283
		27,407
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.69%, 08/25/21	10,000	10,565
Financials 0.4%
First Eagle Investment Management
Term Loan, 5.15%, 11/30/22	9,000	9,074
Health Care 0.3%
Vizient Inc.
Term Loan B, 4.54%, 02/13/23	8,799	8,868
Industrials 0.4%
CEVA Group Plc
Term Loan, 6.67%, 03/12/21	1,712	1,588
CEVA Intercompany BV
Term Loan, 6.67%, 03/18/21	1,241	1,151
CEVA Logistics BV
1st Lien Term Loan, 6.50%, 03/12/21 (d)	1,216	1,119
CEVA Logistics Canada ULC
Term Loan, 6.67%, 03/18/21	214	199
Cortes NP Acquisition Corp.
Term Loan B, 5.06%, 11/30/23	4,355	4,369
Navistar Inc.
Term Loan B, 5.09%, 08/15/17	2,450	2,473
		10,899
Utilities 0.3%
Talen Energy Supply LLC
Term Loan B-1, 5.05%, 07/15/23	2,993	2,770
Term Loan B-2, 5.05%, 04/06/24	3,988	3,691
		6,461
Total Variable Rate Senior Loan Interests (cost $77,984)		73,274
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (b) (d) (e) (f) (l)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 13.0%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (m) (n)	154,711	154,711

See accompanying Notes to Financial Statements.

52

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Securities Lending Collateral 6.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (m) (n)	170,248	170,248
Total Short Term Investments (cost $324,959)		324,959
Total Investments 106.0% (cost $2,509,351)		2,653,140
Other Assets and Liabilities, Net (6.0)%		(149,543)
Total Net Assets 100.0%		$2,503,597

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $532,087 and 21.3%, respectively.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(h) Perpetual security.

(i) Convertible security.

(j) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(k) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 88.7%
Consumer Discretionary 9.2%
Charter Communications Inc. - Class A (a)	72	$24,096
DISH Network Corp. - Class A (a)	236	14,789
General Motors Co.	462	16,132
Goodyear Tire & Rubber Co.	199	6,949
Relx Plc	481	10,430
Sky Plc	956	12,391
Time Warner Inc.	278	27,888
		112,675
Consumer Staples 10.4%
Altria Group Inc.	189	14,096
British American Tobacco Plc	343	23,420
CVS Health Corp.	254	20,404
Energizer Holdings Inc.	53	2,536
Imperial Brands Plc	140	6,277
Kroger Co.	684	15,955
PepsiCo Inc.	99	11,414
Reynolds American Inc.	253	16,454
Rite Aid Corp. (a)	736	2,171
Walgreens Boots Alliance Inc.	186	14,582
		127,309
Energy 9.0%
Anadarko Petroleum Corp.	144	6,519
Apache Corp.	184	8,841
Baker Hughes Inc.	300	16,353
BP Plc	1,156	6,691
CONSOL Energy Inc. (a)	370	5,524
Kinder Morgan Inc.	969	18,561
Marathon Oil Corp.	899	10,654
Royal Dutch Shell Plc - Class A	501	13,335
Royal Dutch Shell Plc - Class A	328	8,724
Williams Cos. Inc.	506	15,333
		110,535
Financials 20.6%
Alleghany Corp. (a)	31	18,658
Ally Financial Inc.	257	5,371
American International Group Inc.	426	26,659
Barclays Plc	2,860	7,563
Capital One Financial Corp.	136	11,233
Chubb Ltd.	97	14,050
CIT Group Inc. (b)	232	11,292
Citigroup Inc.	280	18,704
Citizens Financial Group Inc.	565	20,154
FCB Financial Holdings Inc. - Class A (a)	41	1,941
Guaranty Bancorp (b)	10	264
Hartford Financial Services Group Inc.	121	6,346
JPMorgan Chase & Co.	222	20,315
MetLife Inc.	296	16,280
PNC Financial Services Group Inc.	171	21,334
Voya Financial Inc.	278	10,274
Wells Fargo & Co.	208	11,521
White Mountains Insurance Group Ltd.	11	9,480
XL Group Ltd.	476	20,860
		252,299
Health Care 14.3%
Eli Lilly & Co.	385	31,670
Medtronic Plc	527	46,761
Merck & Co. Inc.	579	37,132
Novartis AG - ADR	301	25,107
Stryker Corp.	150	20,865
Teva Pharmaceutical Industries Ltd. - ADR	398	13,235
		174,770
Industrials 5.2%
Caterpillar Inc.	140	15,020
CNH Industrial NV	764	8,668
Federal Signal Corp.	83	1,441
General Electric Co.	671	18,116
KLX Inc. (a)	56	2,798
Rockwell Collins Inc.	35	3,646
Sensata Technologies Holding NV (a)	328	14,011
		63,700
Information Technology 12.5%
CA Inc.	430	14,812
Cisco Systems Inc.	666	20,854
Cognizant Technology Solutions Corp. - Class A	242	16,068
Dell Technologies Inc. - Class V (a)	60	3,688
DXC Technology Co.	52	4,025
Hewlett Packard Enterprise Co.	611	10,132
Microsoft Corp.	393	27,123
Nokia Oyj - ADR	823	5,070
Nokia Oyj	1,026	6,301
Samsung Electronics Co. Ltd.	8	17,554
Symantec Corp.	979	27,653
		153,280
Materials 4.9%
International Paper Co.	301	17,013
LafargeHolcim Ltd.	148	8,527
Monsanto Co.	120	14,169
ThyssenKrupp AG	302	8,601
Warrior Met Coal Inc. (c) (d) (e)	87	1,421
WestRock Co.	193	10,914
		60,645
Real Estate 1.1%
Alexander's Inc.	8	3,371
Vornado Realty Trust	102	9,617
		12,988
Telecommunication Services 1.1%
Koninklijke KPN NV	2,455	7,874
Vodafone Group Plc	2,220	6,315
		14,189
Utilities 0.4%
Vistra Energy Corp. (b)	266	4,473
Total Common Stocks (cost $881,980)		1,086,863

See accompanying Notes to Financial Statements.

53

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

RIGHTS 0.0%
Utilities 0.0%
Vistra Energy Corp. (a)	266	266
Total Rights (cost $0)		266
CORPORATE BONDS AND NOTES 1.5%
Consumer Discretionary 0.5%
iHeartCommunications Inc.
9.00%, 12/15/19	7,449	5,865
Health Care 0.2%
Community Health Systems Inc.
6.88%, 02/01/22	2,091	1,827
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (f)	354	343
6.75%, 08/15/21 (f)	618	586
7.25%, 07/15/22 (f)	409	386
		3,142
Materials 0.0%
Walter Energy Inc.
0.00%, 04/01/20 (a) (g)	1,315	—
Real Estate 0.0%
Tropicana Entertainment LLC
0.00%, 12/15/14 (a) (c) (d) (e) (g)	1,130	—
Telecommunication Services 0.8%
Avaya Inc.
0.00%, 04/01/19 - 03/01/21 (a) (f) (g)	10,732	1,882
Frontier Communications Corp.
10.50%, 09/15/22	793	756
11.00%, 09/15/25	7,214	6,668
		9,306
Total Corporate Bonds And Notes (cost $28,387)		18,313
VARIABLE RATE SENIOR LOAN INTERESTS 2.4% (h)
Consumer Discretionary 1.8%
Belk Inc.
Term Loan, 5.91%, 11/18/22	1,578	1,339
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (a) (c) (g)	2,112	2,640
Term Loan B-5, 0.00%, 01/28/18 (a) (g)	584	677
Term Loan B-6, 0.00%, 01/28/18 (a) (g)	2,782	3,303
Cumulus Media Holdings Inc.
Term Loan, 4.48%, 12/31/20	4,610	3,716
iHeartCommunications Inc.
Term Loan D, 7.79%, 01/30/19	4,339	3,533
Term Loan E, 8.54%, 07/30/19	1,395	1,135
Toys R Us Inc.
Term Loan B-4, 8.42%, 10/15/19	616	618
Term Loan B-4, 9.95%, 03/15/20	5,827	4,505
		21,466
Telecommunication Services 0.6%
Avaya Inc.
Term Loan B-3, 0.00%, 10/26/17 (a) (g)	3,139	2,495
Term Loan, 8.72%, 01/19/18	1,586	1,634
Term Loan B-7, 0.00%, 03/31/18 - 04/30/20 (a) (g)	4,700	3,749
		7,878
Total Variable Rate Senior Loan Interests (cost $30,454)		29,344
GOVERNMENT AND AGENCY OBLIGATIONS 0.2%
Municipal 0.2%
Commonwealth of Puerto Rico
0.00%, 07/01/35 (a) (g)	4,758	2,890
Total Government And Agency Obligations (cost $4,123)		2,890
OTHER EQUITY INTERESTS 0.1%
Lehman Brothers Holdings Inc. Bankruptcy Claims (a) (i)	27,190	601
Texas Competitive Electric Holdings Co. LLC (a) (d) (e) (i)	15,864	40
Tribune Co. Escrow Litigation Interests (a) (c) (d) (e) (i)	67	—
Total Other Equity Interests (cost $1,437)		641
SHORT TERM INVESTMENTS 6.6%
Investment Companies 6.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (j) (k)	76,609	76,609
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 0.88% (j) (k)	1,192	1,192
Treasury Securities 0.2%
U.S. Treasury Bill
0.68%, 08/24/17	3,000	2,996
Total Short Term Investments (cost $80,798)		80,797
Total Investments 99.5% (cost $1,027,179)		1,219,114
Other Derivative Instruments (0.1)%		(850)
Other Assets and Liabilities, Net 0.6%		6,749
Total Net Assets 100.0%		$1,225,013

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $3,197 and 0.3%, respectively.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.4% of the Fund’s net assets.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.2%
Academic Loan Funding Trust
Series 2012-A2-1A, 2.32%, 12/27/44 (a) (b)	5,750	$5,729
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-ASP4, REMIC, 1.38%, 08/25/36 (a)	1,456	1,419
ACIS CLO Ltd.
Series 2013-BR-2A, 2.21%, 10/14/22 (a) (b)	850	850
Series 2013-C1R-2A, 2.46%, 10/14/22 (a) (b)	1,400	1,400
Series 2014-A-4A, 2.59%, 05/01/26 (a) (b)	4,066	4,071
Adjustable Rate Mortgage Trust
Series 2004-2A1-5, REMIC, 3.48%, 04/25/35 (a)	116	117
Amortizing Residential Collateral Trust
Series 2002-M2-BC6, REMIC, 3.02%, 08/25/32 (a)	17	16
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-M2-HE2, REMIC, 4.01%, 04/15/33 (a)	3	3
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	31	27
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 3.21%, 09/25/35 (a)	269	261
Bank of America Student Loan Trust
Series 2010-A-1A, 1.96%, 02/25/43 (a) (b)	1,343	1,350
BlueMountain CLO Ltd.
Series 2014-AR-2A, 2.24%, 07/20/26 (a) (b) (c)	5,650	5,650
Brazos Higher Education Authority Inc.
Series 2005-A11-2, 1.44%, 09/27/21 (a)	931	929

See accompanying Notes to Financial Statements.

54

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Citigroup Mortgage Loan Trust Inc.
Series 2005-1A1A-10, REMIC, 3.59%, 12/25/35 (a)	594	506
Countrywide Alternative Loan Trust
Series 2005-A1-38, REMIC, 2.23%, 09/25/35 (a)	112	109
Countrywide Asset-Backed Certificates
Series 2004-M4-5, REMIC, 3.09%, 06/25/34 (a)	70	69
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-A1-52, REMIC, 3.33%, 02/19/34 (a)	145	148
Credit Suisse European Mortgage Capital Ltd.
Series 2015-A-1HWA, 2.42%, 04/20/20, EUR (a) (c) (d) (e)	2,233	2,506
Crown Point CLO III Ltd.
Series 2015-A1A-3A, 2.57%, 12/31/27 (a) (b)	7,898	7,906
ECMC Group Student Loan Trust
Series 2016-A-1A, 2.57%, 02/25/29 (a) (b)	5,295	5,323
Edsouth Indenture No. 1 LLC
Series 2010-A1-1, 2.01%, 07/25/23 (a) (b)	223	223
EFS Volunteer No. 2 LLC
Series 2012-A2-1, 2.57%, 03/25/36 (a) (b)	5,500	5,587
EFS Volunteer No. 3 LLC
Series 2012-A3-1, 2.22%, 04/25/33 (a) (b)	3,450	3,461
GCO Education Loan Funding Trust
Series 2006-A8L-1, 1.32%, 05/25/25 (a)	1,284	1,273
GMAC Mortgage Corp. Loan Trust
Series 2007-1A1-HE3, REMIC, 7.00%, 09/25/37 (a)	55	56
Series 2007-2A1-HE3, REMIC, 7.00%, 09/25/37	144	148
Greywolf CLO V Ltd.
Series 2015-A1-1A, 2.76%, 04/25/27 (a) (b)	3,500	3,501
GSAA Home Equity Trust
Series 2007-2A2A-5, REMIC, 1.45%, 05/25/37 (a)	2,975	2,127
GSMPS Mortgage Loan Trust
Series 2005-A1-LT1, 1.68%, 02/25/35 (a) (b)	13	13
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1R-1A, 2.44%, 04/18/26 (a) (b) (c)	2,550	2,550
Series 2014-A1-1A, 2.69%, 04/18/26 (a) (b)	2,550	2,550
Series 2015-A-2A, REMIC, 2.55%, 07/25/27 (a) (b)	5,800	5,792
ICG US CLO Ltd.
Series 2014-A1-1A, 2.31%, 04/20/26 (a) (b)	4,197	4,186
Impac CMB Trust
Series 2004-2A-10, REMIC, 1.86%, 03/25/35 (a)	61	55
Luminent Mortgage Trust
Series 2006-1A1-7, REMIC, 1.40%, 12/25/36 (a)	1,968	1,791
MASTR Adjustable Rate Mortgages Trust
Series 2004-5A1-12, REMIC, 3.29%, 10/25/34 (a)	121	123
Series 2004-1A1-15, REMIC, 3.86%, 12/25/34 (a)	45	46
Series 2006-4A1B-OA2, REMIC, 1.93%, 12/25/46 (a)	1,512	1,513
MASTR Seasoned Securities Trust
Series 2005-4A1-2, REMIC, 3.57%, 10/25/32 (a)	100	102
Montana Higher Education Student Assistance Corp.
Series 2012-A3-1, REMIC, 2.26%, 04/20/29 (a)	3,100	3,042
Morgan Stanley Mortgage Loan Trust
Series 2004-2A1-6AR, REMIC, 3.60%, 08/25/34 (a)	48	49
Series 2006-2A3-3AR, REMIC, 3.47%, 03/25/36 (a)	805	691
Mortgage Repurchase Agreement Financing Trust
Series 2017-A1-1, 1.97%, 01/10/18 (a) (b)	3,050	3,051
Series 2016-A2-1, 2.07%, 04/10/19 (a) (b)	2,050	2,050
Mortgage Repurchase Financing Trust
Series 2016-A-2, 2.42%, 08/10/17 (a) (b)	5,575	5,576
Series 2016-A-1, 2.02%, 04/10/19 (a) (b)	3,550	3,550
Navient Student Loan Trust
Series 2016-A-7A, 2.37%, 12/25/28 (a) (b)	4,952	5,008
Series 2016-A-5A, 2.47%, 12/25/28 (a) (b)	11,117	11,292
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,949
Nelnet Student Loan Trust
Series 2006-A6-1, 1.64%, 08/23/36 (a) (b)	5,450	5,210
Northstar Education Finance Inc.
Series 2007-A1-1, 1.27%, 04/28/30 (a)	1,200	1,182
OCP CLO Ltd.
Series 2014-A1-5A, 2.17%, 04/26/26 (a) (b)	4,640	4,640
OFSI Fund VI Ltd.
Series 2014-A1-6A, 2.19%, 03/20/25 (a) (b)	4,673	4,636
OFSI Fund VII Ltd.
Series 2014-A-7A, 2.50%, 10/18/26 (a) (b)	1,300	1,301
Panhandle-Plains Higher Education Authority Inc.
Series 2010-A1-2, REMIC, 2.28%, 01/01/24 (a)	1,034	1,049
Residential Accredit Loans Inc. Trust
Series 2005-A1-QO5, REMIC, 1.73%, 01/25/46 (a)	639	534
Sail Net Interest Margin Notes
Series 2003-A-3, 7.75%, 04/27/33 (b)	6	11
Series 2004-A-2A, 5.50%, 03/27/34 (b)	45	15
Scholar Funding Trust
Series 2010-A-A, 1.92%, 04/28/35 (a) (b)	1,724	1,700
SLM Student Loan Trust
Series 2007-A4-7, 1.49%, 01/25/22 (a)	2,256	2,222
Series 2007-A4-2, 1.22%, 07/25/22 (a)	4,800	4,648
Series 2008-A4-4, 2.81%, 07/25/22 (a)	2,112	2,164
Series 2008-A3-2, 1.91%, 04/25/23 (a)	879	874
Series 2008-A4-8, 2.66%, 04/25/23 (a)	1,800	1,841
Series 2008-A4-6, 2.26%, 07/25/23 (a)	2,950	2,966
Series 2008-A4-5, 2.86%, 07/25/23 (a)	6,897	7,066
Series 2005-A3-4, 1.28%, 01/25/27 (a)	4,397	4,373
Series 2003-A5A-1, 1.36%, 12/15/32 (b)	4,066	3,843
Series 2003-A5A-7A, 2.45%, 12/15/33 (a) (b)	4,389	4,433
Series 2004-A6-8A, 1.79%, 01/25/40 (a) (b)	4,050	3,998
Series 2005-A5-5, REMIC, 1.91%, 10/25/40 (a)	1,150	1,124
Station Place Securitization Trust
Series 2015-A-2, 2.19%, 05/15/18 (a) (b) (c)	2,950	2,950
Structured Asset Mortgage Investments II Trust
Series 2005-2A1-AR3, REMIC, 3.23%, 08/25/35 (a)	46	46
THL Credit Wind River CLO Ltd.
Series 2013-A1-1A, 2.31%, 04/20/25 (a) (b)	4,800	4,800
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, 10/14/26 (a) (b)	8,300	8,300
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2004-A2-AR3, REMIC, 3.13%, 06/25/34 (a)	216	224
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2A3-AR8, REMIC, 3.19%, 04/25/36 (a)	52	53
WhiteHorse VIII Ltd.
Series 2014-A-1A, 2.67%, 05/01/26 (a) (b)	2,400	2,403
Z Capital Credit Partners CLO Ltd.
Series 2015-A1-1A, 2.49%, 07/16/27 (a) (b)	5,127	5,111
Total Non-U.S. Government Agency Asset-Backed Securities (cost $191,075)		193,461
CORPORATE BONDS AND NOTES 29.2%
Consumer Discretionary 2.0%
21st Century Fox America Inc.
3.70%, 09/15/24	3,425	3,567
Amazon.com Inc.
3.30%, 12/05/21	2,500	2,602
Charter Communications Operating LLC
4.46%, 07/23/22	525	559
4.91%, 07/23/25	2,200	2,374
Comcast Corp.
3.38%, 08/15/25	2,275	2,335
Dollar Tree Inc.
5.25%, 03/01/20	100	103
5.75%, 03/01/23	400	422
General Motors Co.
3.50%, 10/02/18	2,055	2,090
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	277
Maquinaria Especializada MXO S.A.P.I. de C.V.
0.00%, 04/13/21 (c) (d) (e) (f) (g)	97	—
MGM Resorts International
6.63%, 12/15/21	1,400	1,570

See accompanying Notes to Financial Statements.

55

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

NBCUniversal Media LLC
4.38%, 04/01/21	1,600	1,724
Rensselaer Polytechnic Institute
5.60%, 09/01/20	2,300	2,501
Sally Holdings LLC
5.63%, 12/01/25	1,350	1,379
Time Warner Cable Inc.
5.00%, 02/01/20	175	187
5.88%, 11/15/40	425	475
5.50%, 09/01/41	253	272
		22,437
Consumer Staples 2.0%
Constellation Brands Inc.
4.25%, 05/01/23	2,325	2,480
CVS Caremark Corp.
4.13%, 05/15/21	999	1,060
CVS Health Corp.
3.50%, 07/20/22	2,775	2,876
2.88%, 06/01/26	2,925	2,833
Kraft Heinz Foods Co.
2.80%, 07/02/20	1,325	1,344
3.95%, 07/15/25	675	696
4.38%, 06/01/46	1,400	1,365
Molson Coors Brewing Co.
2.10%, 07/15/21	625	614
3.00%, 07/15/26	875	844
Reynolds American Inc.
4.45%, 06/12/25	3,950	4,240
Suntory Holdings Ltd.
2.55%, 09/29/19 (b)	2,050	2,066
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	525	533
3.45%, 06/01/26	1,300	1,297
		22,248
Energy 3.2%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,025	1,130
3.45%, 07/15/24	670	656
6.45%, 09/15/36	850	1,003
Antero Resources Corp.
5.63%, 06/01/23	2,100	2,132
Apache Corp.
3.25%, 04/15/22	300	304
2.63%, 01/15/23	525	511
4.25%, 01/15/44	1,550	1,455
Cenovus Energy Inc.
4.25%, 04/15/27 (d) (e) (h)	650	619
ConocoPhillips Co.
3.35%, 11/15/24	335	342
4.95%, 03/15/26	1,025	1,143
4.15%, 11/15/34	825	831
Devon Energy Corp.
4.75%, 05/15/42	925	905
Energy Transfer Partners LP
4.65%, 06/01/21	725	765
3.60%, 02/01/23	210	211
4.75%, 01/15/26	350	364
Enterprise Products Operating LLC
4.88%, 08/01/66 (a)	2,475	2,475
Halliburton Co.
3.80%, 11/15/25	700	717
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	2,125	2,142
Kinder Morgan Inc.
3.05%, 12/01/19	2,675	2,719
Laredo Petroleum Inc.
6.25%, 03/15/23 (h)	300	296
Pemex Project Funding Master Trust
6.63%, 06/15/35	10	10
Petroleos Mexicanos
5.50%, 02/04/19 - 06/27/44	493	511
6.38%, 02/04/21 - 01/23/45	352	377
5.63%, 01/23/46	10	9
Pioneer Natural Resources Co.
3.45%, 01/15/21	1,550	1,593
3.95%, 07/15/22	480	504
Plains All American Pipeline LP
3.65%, 06/01/22	1,275	1,298
4.50%, 12/15/26	1,450	1,469
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,675	1,904
5.63%, 03/01/25	2,050	2,263
Shell International Finance BV
4.55%, 08/12/43	825	885
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	500	512
Western Gas Partners LP
3.95%, 06/01/25	1,300	1,294
Williams Partners LP
3.60%, 03/15/22	1,245	1,270
3.90%, 01/15/25	1,825	1,847
		36,466
Financials 9.8%
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	2,175	2,328
American International Group Inc.
3.75%, 07/10/25	750	765
4.50%, 07/16/44	200	205
4.80%, 07/10/45	1,225	1,310
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	6,984
3.65%, 02/01/26	1,925	1,979
4.90%, 02/01/46	700	791
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (i)	1,125	1,218
6.50%, (callable at 100 beginning 10/23/24) (i)	750	836
4.00%, 04/01/24	200	209
3.25%, 10/21/27	2,325	2,245
4.18%, 11/25/27	4,250	4,319
3.82%, 01/20/28 (a)	2,600	2,646
Barclays Plc
4.95%, 01/10/47	450	483
Brighthouse Financial Inc.
3.70%, 06/22/27 (b)	575	567
Chubb Corp.
3.41%, 03/29/67 (a)	1,300	1,294
Citigroup Global Markets Holdings Inc.
0.00%, 08/10/17, EGP (d) (e) (j)	12,970	701
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (i)	775	858
Compass Bank
1.85%, 09/29/17	850	850
2.75%, 09/29/19	925	932
5.50%, 04/01/20	1,200	1,273
Credit Agricole SA
4.13%, 01/10/27 (b) (h)	1,325	1,378
Credit Suisse AG
6.50%, 08/08/23 (b)	400	450
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (b) (i)	250	280
4.28%, 01/09/28 (b)	1,050	1,087
Dai-Ichi Life Holdings Inc.
4.00%, (callable at 100 beginning 07/24/26) (b) (i)	1,700	1,691
Deutsche Bank AG
2.50%, 02/13/19	475	476
Discover Bank
8.70%, 11/18/19	551	626
Discover Financial Services
3.85%, 11/21/22	1,499	1,542
Enel Finance International NV
2.88%, 05/25/22 (b)	2,875	2,873
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,231
5.88%, 08/02/21	750	834
4.13%, 08/04/25	2,025	2,059
GE Capital International Funding Co.
4.42%, 11/15/35	1,346	1,463
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	277

See accompanying Notes to Financial Statements.

56

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

6.15%, 08/07/37	158	210
5.88%, 01/14/38	258	333
General Motors Financial Co. Inc.
3.50%, 07/10/19	1,025	1,048
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,275	2,321
ING Bank NV
4.12%, 11/21/23 (a)	2,875	2,934
ING Groep NV
3.15%, 03/29/22	800	815
Intesa Sanpaolo SpA
3.88%, 01/16/18	3,075	3,103
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	2,575	2,693
2.97%, 01/15/23	2,275	2,297
4.26%, 02/22/48 (a)	100	105
Macquarie Bank Ltd.
6.63%, 04/07/21 (d) (e)	335	377
MetLife Inc.
4.05%, 03/01/45	300	302
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	1,050	1,066
3.85%, 03/01/26	1,200	1,253
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (i)	1,850	1,942
2.55%, 10/24/23 (a)	1,625	1,655
3.88%, 04/29/24	1,150	1,195
3.70%, 10/23/24	3,000	3,077
4.00%, 07/23/25	150	157
3.63%, 01/20/27	150	151
Petrobras Global Finance BV
8.38%, 05/23/21	420	471
8.75%, 05/23/26	40	46
7.38%, 01/17/27	1,340	1,419
6.85%, 06/05/15	330	292
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (b)	2,125	2,130
Santander Bank NA
8.75%, 05/30/18	700	742
Santander UK Plc
5.00%, 11/07/23 (b)	1,410	1,512
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,293
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (b)	2,200	2,331
SunTrust Banks Inc.
2.35%, 11/01/18	2,775	2,789
Synchrony Financial
2.60%, 01/15/19	2,200	2,211
3.00%, 08/15/19	1,525	1,544
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	640	717
UBS Group AG
3.00%, 04/15/21 (b)	2,300	2,335
UniCredit SpA
3.75%, 04/12/22 (b)	3,975	4,073
4.63%, 04/12/27 (b)	1,650	1,744
5.86%, 06/19/32 (a) (b)	800	822
Wells Fargo & Co.
3.00%, 10/23/26	3,775	3,674
Westpac Banking Corp.
4.32%, 11/23/31 (a)	1,675	1,717
		110,956
Health Care 3.0%
AbbVie Inc.
2.50%, 05/14/20	1,100	1,113
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,205
4.85%, 06/15/44	76	83
Aetna Inc.
2.80%, 06/15/23	900	901
Bayer US Finance LLC
3.00%, 10/08/21 (b)	2,900	2,949
Becton Dickinson & Co.
2.68%, 12/15/19	1,612	1,631
2.89%, 06/06/22	2,925	2,929
3.36%, 06/06/24	2,775	2,779
4.69%, 12/15/44	925	963
Community Health Systems Inc.
8.00%, 11/15/19	350	353
EMD Finance LLC
2.95%, 03/19/22 (b)	2,950	2,994
Forest Laboratories Inc.
4.38%, 02/01/19 (b)	1,079	1,118
5.00%, 12/15/21 (b)	1,700	1,862
HCA Inc.
4.75%, 05/01/23	2,150	2,272
Medtronic Inc.
2.50%, 03/15/20	675	685
3.15%, 03/15/22	1,200	1,240
Mylan NV
3.95%, 06/15/26	3,175	3,217
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26 (h)	725	689
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	1,800	1,818
UnitedHealth Group Inc.
4.63%, 07/15/35	1,050	1,189
6.88%, 02/15/38	600	852
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (b)	900	949
		33,791
Industrials 0.7%
International Lease Finance Corp.
7.13%, 09/01/18 (b)	1,200	1,267
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (b)	800	837
5.50%, 02/15/24 (b)	400	418
Penske Truck Leasing Co. LP
3.05%, 01/09/20 (b)	2,400	2,449
Roper Technologies Inc.
3.00%, 12/15/20	1,350	1,382
3.80%, 12/15/26	1,800	1,849
		8,202
Information Technology 2.5%
Broadcom Corp.
3.00%, 01/15/22 (b)	2,500	2,526
3.63%, 01/15/24 (b)	1,250	1,279
3.88%, 01/15/27 (b)	975	1,000
Cisco Systems Inc.
2.20%, 02/28/21	1,675	1,684
Fidelity National Information Services Inc.
3.63%, 10/15/20	2,750	2,880
Fiserv Inc.
2.70%, 06/01/20	1,700	1,720
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,125	1,179
Microsoft Corp.
3.13%, 11/03/25	2,300	2,347
Nokia OYJ
4.38%, 06/12/27	1,129	1,149
NXP BV
4.63%, 06/01/23 (b)	4,250	4,581
Oracle Corp.
2.50%, 05/15/22	1,925	1,943
QUALCOMM Inc.
2.60%, 01/30/23	1,500	1,494
2.90%, 05/20/24	1,575	1,570
3.25%, 05/20/27	1,375	1,377
Symantec Corp.
5.00%, 04/15/25 (b)	1,750	1,831
		28,560
Materials 0.9%
Ecolab Inc.
5.50%, 12/08/41	775	948
LyondellBasell Industries NV
5.00%, 04/15/19	256	269
Reynolds Group Issuer Inc.
5.75%, 10/15/20	2,275	2,327
5.13%, 07/15/23 (b)	1,250	1,297

See accompanying Notes to Financial Statements.

57

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Sherwin-Williams Co.
2.25%, 05/15/20	1,425	1,427
2.75%, 06/01/22	450	450
3.13%, 06/01/24	375	376
3.45%, 06/01/27	2,150	2,165
Westlake Chemical Corp.
3.60%, 08/15/26	725	721
		9,980
Real Estate 1.4%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	2,000	2,065
American Tower Corp.
3.40%, 02/15/19	825	842
3.30%, 02/15/21	850	871
ARC Properties Operating Partnership LP
3.00%, 02/06/19	2,310	2,332
Crown Castle International Corp.
2.25%, 09/01/21	675	664
5.25%, 01/15/23	1,575	1,748
Education Realty Operating Partnership LP
4.60%, 12/01/24	1,775	1,810
ERP Operating LP
4.63%, 12/15/21	1,538	1,660
National Retail Properties Inc.
3.60%, 12/15/26	1,250	1,233
Select Income REIT
2.85%, 02/01/18	325	326
VEREIT Operating Partnership LP
4.13%, 06/01/21	1,125	1,172
4.88%, 06/01/26	600	634
		15,357
Telecommunication Services 3.3%
America Movil SAB de CV
6.00%, 06/09/19, MXN	9,650	512
AT&T Inc.
2.80%, 02/17/21	425	428
3.20%, 03/01/22	2,175	2,200
3.00%, 06/30/22	2,400	2,404
3.60%, 02/17/23	1,741	1,776
4.45%, 04/01/24	800	842
3.95%, 01/15/25	625	636
3.40%, 05/15/25	4,325	4,252
4.13%, 02/17/26	125	128
Digicel Ltd.
6.75%, 03/01/23 (b)	1,550	1,458
Softbank Corp.
4.50%, 04/15/20 (b)	1,700	1,766
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,545
T-Mobile USA Inc.
4.00%, 04/15/22 (h)	840	873
Verizon Communications Inc.
2.95%, 03/15/22 (b)	4,296	4,319
2.45%, 11/01/22 (h)	3,300	3,241
5.15%, 09/15/23	7,575	8,407
		36,787
Utilities 0.4%
Consumers Energy Co.
3.95%, 05/15/43	925	955
Puget Sound Energy Inc.
6.97%, 06/01/67 (a)	1,575	1,510
Southern Co.
2.35%, 07/01/21	2,325	2,309
		4,774
Total Corporate Bonds And Notes (cost $322,640)		329,558
GOVERNMENT AND AGENCY OBLIGATIONS 60.6%
Collateralized Mortgage Obligations 1.5%
Federal Home Loan Mortgage Corp.
Series 2015-M3-DNA1, 4.52%, 10/25/27 (a)	620	687
Interest Only, Series C45-304, 3.00%, 12/15/27 (d) (e)	705	66
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (d) (e)	—	—
Interest Only, Series SD-4320, REMIC, 4.94%, 07/15/39 (a) (d) (e)	732	116
Interest Only, Series SW-3852, REMIC, 4.84%, 05/15/41 (a) (d) (e)	825	132
Interest Only, Series PS-4273, REMIC, 4.94%, 11/15/43 (a) (d) (e)	1,045	172
Interest Only, Series SE-4314, REMIC, 4.89%, 03/15/44 (a) (d) (e)	738	130
Interest Only, Series GS-4326, REMIC, 4.89%, 04/15/44 (a) (d) (e)	1,063	187
Interest Only, Series AS-4473, REMIC, 4.44%, 05/15/45 (a) (d) (e)	1,088	172
Interest Only, Series ST-4583, REMIC, 4.84%, 05/15/46 (a) (d) (e)	3,621	707
Federal National Mortgage Association
Series 2014-1M1-C03, 2.42%, 07/25/24 (a)	61	61
Interest Only, Series 2010-LS-126, REMIC, 3.95%, 11/25/40 (a) (d) (e)	3,529	555
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	1,052	1,154
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	1,006	1,104
Interest Only, Series 2012-SA-5, REMIC, 4.73%, 02/25/42 (a) (d) (e)	860	148
Interest Only, Series 2013-SY-96, REMIC, 4.93%, 07/25/42 (a) (d) (e)	667	110
Interest Only, Series 2012-SB-88, REMIC, 5.45%, 07/25/42 (a) (d) (e)	578	108
Series 2012-B-153, REMIC, 7.00%, 07/25/42	573	663
Series 2012-B-111, REMIC, 7.00%, 10/25/42	157	181
Interest Only, Series 2013-SW-96, REMIC, 4.88%, 09/25/43 (a) (d) (e)	720	116
Interest Only, Series 2013-SA-121, REMIC, 4.88%, 12/25/43 (a) (d) (e)	1,589	252
Interest Only, Series 2014-MS-87, REMIC, 5.03%, 01/25/45 (a) (d) (e)	782	126
Interest Only, Series 2015-BS-86, REMIC, 4.48%, 11/25/45 (a) (d) (e)	428	62
Interest Only, Series 2015-MS-82, REMIC, 4.48%, 11/25/45 (a) (d) (e)	1,596	234
Interest Only, Series 2015-SA-81, REMIC, 4.48%, 11/25/45 (a) (d) (e)	10,548	1,492
Interest Only, Series 2015-SA-79, REMIC, 5.03%, 11/25/45 (a) (d) (e)	676	112
Interest Only, Series 2016-IP-3, REMIC, 4.00%, 02/25/46 (d) (e)	2,113	432
Interest Only, Series 2016-SJ-1, REMIC, 4.93%, 02/25/46 (a) (d) (e)	1,619	322
Interest Only, Series 2013-SN-130, REMIC, 5.43%, 10/25/42 (a) (d) (e)	2,491	478
Interest Only, Series 2015-PS-28, REMIC, 4.38%, 08/25/44 (a) (d) (e)	3,652	545
Government National Mortgage Association
Interest Only, Series 2010-SA-31, REMIC, 4.54%, 03/20/40 (a) (d) (e)	1,075	161
Interest Only, Series 2010-S-101, REMIC, 4.79%, 08/20/40 (a) (d) (e)	1,495	241
Interest Only, Series 2013-SJ-152, REMIC, 4.94%, 05/20/41 (a) (d) (e)	1,019	170
Interest Only, Series 2012-MS-149, REMIC, 5.04%, 12/20/42 (a) (d) (e)	569	96
Interest Only, Series 2013-DS-103, REMIC, 4.94%, 07/20/43 (a) (d) (e)	363	60
Interest Only, Series 2013-SD-113, REMIC, 5.53%, 08/16/43 (a) (d) (e)	765	136
Interest Only, Series 2013-DS-134, REMIC, 4.89%, 09/20/43 (a) (d) (e)	392	64
Interest Only, Series 2014-SL-132, REMIC, 4.89%, 10/20/43 (a) (d) (e)	1,855	268
Interest Only, Series 2013-SG-167, REMIC, 4.94%, 11/20/43 (a) (d) (e)	340	56
Interest Only, Series 2014-SA-41, REMIC, 4.89%, 03/20/44 (a) (d) (e)	452	76
Interest Only, Series 2014-BS-133, REMIC, 4.39%, 09/20/44 (a) (d) (e)	471	67
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (d) (e)	1,985	419
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (d) (e)	1,177	183
Interest Only, Series 2015-SG-64, REMIC, 4.39%, 05/20/45 (a) (d) (e)	1,551	267

See accompanying Notes to Financial Statements.

58

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Interest Only, Series 2015-MS-110, REMIC, 4.50%, 08/20/45 (a) (d) (e)	2,434	370
Interest Only, Series 2015-SB-112, REMIC, 4.53%, 08/20/45 (a) (d) (e)	580	88
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (d) (e)	1,652	346
Interest Only, Series 2015-SE-123, REMIC, 4.51%, 09/20/45 (a) (d) (e)	600	89
Interest Only, Series 2015-HS-126, REMIC, 4.99%, 09/20/45 (a) (d) (e)	1,449	242
Interest Only, Series 2015-SP-123, REMIC, 5.04%, 09/20/45 (a) (d) (e)	2,003	339
Interest Only, Series 2015-QS-144, REMIC, 4.49%, 10/20/45 (a) (d) (e)	483	62
Interest Only, Series 2015-SD-168, REMIC, 4.99%, 11/20/45 (a) (d) (e)	497	82
Interest Only, Series 2016-S-6, REMIC, 4.44%, 01/20/46 (a) (d) (e)	657	97
Interest Only, Series 2016-SB-6, REMIC, 4.44%, 01/20/46 (a) (d) (e)	1,412	205
Interest Only, Series 2016-SM-4, REMIC, 4.44%, 01/20/46 (a) (d) (e)	1,812	258
Interest Only, Series 2015-AS-57, REMIC, 4.39%, 04/20/45 (a) (d) (e)	3,065	446
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (d) (e)	1,218	183
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (d) (e)	1,869	307
Interest Only, Series 2017-AI-38, REMIC, 4.00%, 03/20/46 (d) (e)	2,062	300
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (d) (e)	115	20
		16,322
Mortgage-Backed Securities 31.6%
Federal Home Loan Mortgage Corp.
3.76%, 01/01/37 (a)	369	386
6.00%, 08/01/37 - 05/01/40	774	880
5.50%, 04/01/28 - 08/01/38	842	938
6.50%, 01/01/38 - 12/01/38	815	957
7.00%, 02/01/39	551	637
5.00%, 03/01/26 - 06/01/41	1,764	1,932
4.50%, 11/01/40	4	4
4.00%, 06/01/40 - 07/01/45	616	652
3.00%, 03/01/32 - 03/01/43	2,998	3,014
3.50%, 04/01/43 - 06/01/46	16,756	17,317
Federal National Mortgage Association
6.50%, 02/01/19	—	—
8.00%, 04/01/30 - 01/01/31	16	19
7.00%, 07/01/32 - 03/01/39	306	354
5.00%, 03/01/18 - 12/01/44	2,092	2,275
2.61%, 11/01/35 (a)	21	22
5.50%, 09/01/23 - 11/01/39	737	779
2.88%, 05/01/36 (a)	169	177
3.05%, 05/01/36 (a)	169	177
3.10%, 08/01/36 (a)	151	158
2.98%, 09/01/36 (a)	122	128
6.00%, 01/01/24 - 08/01/39	1,166	1,330
4.00%, 08/01/39 - 09/01/39	21	23
4.50%, 08/01/18 - 08/01/41	2,460	2,657
3.00%, 11/01/42 - 07/01/43	3,718	3,748
4.50%, 04/01/45 - 05/01/45	7,164	7,813
3.50%, 11/01/41 - 06/01/46	4,403	4,552
TBA, 3.50%, 07/15/47 (k)	59,000	60,569
TBA, 4.00%, 08/15/46 - 07/15/47 (k)	94,000	98,724
TBA, 5.00%, 07/15/47 (k)	1,000	1,092
Government National Mortgage Association
6.00%, 06/15/34 - 11/15/38	64	74
5.00%, 06/15/40 - 05/15/41	879	969
4.00%, 02/20/41 - 11/20/44	2,639	2,789
4.00%, 11/20/40 - 06/20/47	133,613	140,787
		355,933
Municipal 1.2%
American Municipal Power Inc.
6.27%, 02/15/50	875	1,087
Commonwealth of Puerto Rico
0.00%, 07/01/26 - 07/01/41 (d) (e) (f) (g)	1,775	1,068
Northstar Education Finance Inc.
insured by Guaranteed Student Loans, 1.33%, 04/01/42 (a)	650	604
insured by Guaranteed Student Loans, 1.41%, 04/01/42 (a)	700	648
insured by Guaranteed Student Loans, 1.51%, 04/01/42 (a)	2,300	2,127
Port Authority of New York & New Jersey
4.81%, 10/15/65	900	1,043
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	158
5.00%, 07/01/33	105	82
5.75%, 07/01/37	30	24
6.00%, 07/01/38 - 07/01/47	115	92
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/32 - 08/01/33 (d) (e) (f) (g) (l)	360	89
0.00%, 08/01/27 - 08/01/43 (d) (e) (f) (g)	6,440	1,573
State of California
7.95%, 03/01/36	1,290	1,472
7.63%, 03/01/40	2,390	3,651
		13,718
Sovereign 4.1%
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	3,990	4,246
Brazil Notas do Tesouro Nacional
10.00%, 01/01/27, BRL	3,109	912
Chile Government International Bond
3.63%, 10/30/42	150	149
3.86%, 06/21/47	662	664
Colombia Government International Bond
4.50%, 01/28/26 (h)	220	234
5.63%, 02/26/44	840	918
5.00%, 06/15/45	340	343
Dominican Republic Bond
11.38%, 07/06/29, DOP	300	6
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	8
14.50%, 02/10/23, DOP	600	14
6.88%, 01/29/26 (b)	1,000	1,113
8.63%, 04/20/27	396	469
7.45%, 04/30/44 (b)	180	205
Ecuador Government International Bond
9.65%, 12/13/26	760	758
9.63%, 06/02/27 (b)	410	410
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20 (h)	5,000	5,108
Indonesia Government International Bond
3.75%, 06/14/28, EUR	1,130	1,415
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,691
7.00%, 06/15/25	1,500	1,936
6.75%, 07/15/27	1,200	1,582
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,500	6,524
Kazakhstan Government International Bond
5.13%, 07/21/25	200	217
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	9,600	9,574
Mexico Bonos
8.00%, 11/07/47, MXN	94	6
Mexico Government International Bond
4.75%, 03/08/44	770	771
Petroleos de Venezuela SA
6.00%, 10/28/22 (d) (e)	9,760	3,259
Petroleos Mexicanos
5.13%, 03/15/23, EUR	230	295
Republic of Honduras
8.75%, 12/16/20 (b)	370	420
South Africa Government Bond
7.75%, 02/28/23, ZAR	16,650	1,248
8.50%, 01/31/37, ZAR	9,400	639
8.75%, 01/31/44, ZAR	13,660	931
		46,065

See accompanying Notes to Financial Statements.

59

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Treasury Inflation Indexed Securities 3.4%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 (m) (n)	22,426	22,345
0.13%, 04/15/19 - 01/15/23 (n)	9,235	9,234
0.63%, 01/15/24 (n)	2,347	2,380
0.25%, 01/15/25 (n)	1,600	1,571
2.50%, 01/15/29 (n)	1,139	1,369
0.88%, 02/15/47 (n)	1,074	1,043
		37,942
U.S. Government Agency Obligations 2.1%
Federal Home Loan Bank
2.88%, 06/13/25 (o)	6,650	6,874
Federal National Mortgage Association
1.88%, 09/24/26 (o)	8,900	8,457
6.25%, 05/15/29 (o)	2,600	3,529
6.63%, 11/15/30 (o)	900	1,286
Tennessee Valley Authority
3.88%, 02/15/21	3,700	3,975
		24,121
U.S. Treasury Securities 16.7%
U.S. Treasury Bond
0.00%, 11/15/35 (j)	10,900	6,579
Interest Only, 0.00%, 11/15/37 (j)	7,800	4,398
3.63%, 02/15/44 (m)	12,820	14,789
3.13%, 08/15/44	6,470	6,845
2.88%, 08/15/45 (m)	3,500	3,525
2.88%, 11/15/46 (m)	32,170	32,401
3.00%, 11/15/44 - 05/15/47	26,590	27,456
U.S. Treasury Note
1.63%, 07/31/20 (m)	430	431
1.38%, 04/30/21 (m)	30	30
2.13%, 03/31/24	11,490	11,494
2.00%, 04/30/24 - 05/31/24	42,430	42,088
2.25%, 01/31/24 - 11/15/25	38,570	38,688
		188,724
Total Government And Agency Obligations (cost $680,784)		682,825
PREFERRED STOCKS 0.1%
Financials 0.1%
Delphi Financial Group Inc., 4.37%, 05/15/37	51	1,106
Total Preferred Stocks (cost $1,144)		1,106
OTHER EQUITY INTERESTS 0.0%
Maquinaria Especializada MXO S.A.P.I. de C.V. (c) (d) (e) (f) (p)	290	—
Total Other Equity Interests (cost $0)		—
CREDIT LINKED STRUCTURED NOTES 0.7%
Citigroup Global Markets Holdings Inc. Credit Linked Note
(Arab Republic of Egypt, Moody's rating B3), EGP (d) (e)	47,620	2,315
HSBC Bank Plc Credit Linked Note
(Egypt Treasury Bill, 0.00%, 09/12/17, Moody's rating N/A), EGP (d) (e) (j)	7,525	400
HSBC Bank USA NA Credit Linked Note
(Nota do Tesouro Nacional, 6.00%, 08/15/40, Moody's rating Ba2), BRL (d) (e)	4,330	4,209
JPMorgan Chase Bank NA Credit Linked Note
(Egypt Treasury Bill, 0.00%, 05/15/18, Moody's rating N/A), EGP (d) (e) (j)	6,875	320
(Egypt Treasury Bill, 0.00%, 02/13/18, Moody's rating N/A), EGP (d) (e) (j)	15,575	763
Total Credit Linked Structured Notes (cost $8,391)		8,007
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Home Interior Gift Inc. (c) (f)	491	—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 6.0%
Investment Companies 5.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (q) (r)	62,532	62,532
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (r)	4,851	4,851
Total Short Term Investments (cost $67,383)		67,383
Total Investments 113.8% (cost $1,271,601)		1,282,340
Total Forward Sales Commitments (3.2)% (proceeds $36,477)		(36,361)
Other Derivative Instruments 0.1%		1,517
Other Assets and Liabilities, Net (10.7)%		(120,381)
Total Net Assets 100.0%		$1,127,115

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $211,417 and 18.8%, respectively.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(h) All or portion of the security was on loan.

(i) Perpetual security.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $160,955.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) The security is a direct debt of the agency and not collateralized by mortgages.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

FORWARD SALES COMMITMENTS (3.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (3.2%)
Mortgage-Backed Securities (3.2%)
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 07/15/47 (a)	(12,000)	$(12,326)
Federal National Mortgage Association
TBA, 3.00%, 07/15/47 (a)	(3,000)	(2,996)
TBA, 4.50%, 07/15/47 (a)	(1,000)	(1,073)
Government National Mortgage Association
TBA, 4.00%, 08/15/46 (a)	(19,000)	(19,966)
Total Government And Agency Obligations (proceeds $36,477)		(36,361)
Total Forward Sales Commitments (3.2%) (proceeds $36,477)		$(36,361)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2017, the total proceeds for investments sold on a delayed delivery basis was $36,477.

JNL/Goldman Sachs Emerging Markets Debt Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Mexico 0.0%
Pemex Finance Ltd.
Series 1999-A3-2, 10.61%, 08/15/17	44	$45
Total Non-U.S. Government Agency Asset-Backed Securities (cost $45)		45

See accompanying Notes to Financial Statements.

60

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

CORPORATE BONDS AND NOTES 24.2%
Argentina 1.8%
Arcor S.A.I.C.
6.00%, 07/06/23 (a)	1,070	1,140
Banco Macro SA
17.50%, 05/08/22, ARS (a)	16,330	970
Cablevision SA
6.50%, 06/15/21 (b)	1,780	1,882
6.50%, 06/15/21 (a) (b)	300	318
IRSA Propiedades Comerciales SA
8.75%, 03/23/23 (a) (b)	200	225
YPF SA
8.88%, 12/19/18 (b)	1,230	1,320
		5,855
Bangladesh 0.2%
Banglalink Digital Communications Ltd.
8.63%, 05/06/19 (a)	500	522
Brazil 1.5%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (c)	1,190	1,017
9.00%, (callable at 100 beginning 06/18/24) (c)	570	580
BRF GmbH
4.35%, 09/29/26	530	494
Petrobras Global Finance BV
6.13%, 01/17/22	630	652
7.38%, 01/17/27	590	625
Petrobras International Finance Co.
5.38%, 01/27/21	470	479
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e) (f) (g)	300	170
Tupy Overseas SA
6.63%, 07/17/24	210	215
Tupy SA
6.63%, 07/17/24 (a) (b)	530	543
		4,775
Canada 0.3%
First Quantum Minerals Ltd.
7.25%, 04/01/23 (a)	550	539
Harvest Operations Corp.
6.88%, 10/01/17	460	460
		999
Chile 1.2%
Cencosud SA
6.63%, 02/12/45 (b)	218	237
Corpbanca SA
3.88%, 09/22/19 (a)	815	840
Embotelladora Andina SA
5.00%, 10/01/23 (a)	550	599
GNL Quintero SA
4.63%, 07/31/29 (a)	680	707
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (a)	230	246
3.63%, 04/03/23	1,380	1,380
		4,009
China 0.3%
China Evergrande Group
8.25%, 03/23/22	380	389
Kaisa Group Holdings Ltd.
7.56%, 06/30/20 (h)	30	30
7.56%, 06/30/21 - 12/31/21 (h)	440	439
		858
Colombia 0.7%
Banco de Bogota SA
6.25%, 05/12/26 (a)	1,470	1,565
Oleoducto Central SA
4.00%, 05/07/21 (b)	390	403
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	270	277
		2,245
Dominican Republic 0.5%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/29 (a)	1,490	1,623
Ecuador 0.1%
Petroamazonas EP
4.63%, 02/16/20 (a)	200	185
Guatemala 1.4%
Agromercantil Senior Trust
6.25%, 04/10/19	100	103
6.25%, 04/10/19 (a)	660	683
Central American Bottling Corp.
5.75%, 01/31/27 (a)	1,140	1,208
Comcel Trust
6.88%, 02/06/24 (a)	740	790
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24 (b)	600	641
Energuate Trust
5.88%, 05/03/27 (a) (b)	1,210	1,246
		4,671
Hong Kong 0.5%
China Resources Cement Holdings Ltd.
2.13%, 10/05/17	960	960
New Cotai LLC
10.63%, 05/01/19 (a) (h)	721	618
Noble Group Ltd.
8.75%, 03/09/22	200	76
		1,654
India 1.1%
Glenmark Pharmaceuticals Ltd.
2.00%, 06/28/22 (i)	500	539
Greenko Dutch BV
8.00%, 08/01/19	490	510
8.00%, 08/01/19 (a)	660	688
Greenko Investment Co.
4.88%, 08/16/23	600	588
4.88%, 08/16/23 (a)	200	195
HPCL-Mittal Energy Ltd.
5.25%, 04/28/27	280	289
Neerg Energy Ltd.
6.00%, 02/13/22	200	204
6.00%, 02/13/22 (a)	400	409
		3,422
Indonesia 0.2%
Delta Investment Horizon International Ltd.
3.00%, 05/26/20 (i)	200	199
PT Saka Energi Indonesia
4.45%, 05/05/24 (a)	610	614
		813
Ireland 0.3%
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18	840	848
Israel 0.6%
Delek & Avner Tamar Bond Ltd.
3.84%, 12/30/18 (a)	1,850	1,879
Italy 0.5%
Wind Acquisition Finance SA
7.00%, 04/23/21, EUR	250	297
7.38%, 04/23/21	630	656
7.38%, 04/23/21 (a)	610	634
		1,587
Jamaica 0.6%
Digicel Group Ltd.
8.25%, 09/30/20	370	346
8.25%, 09/30/20 (a)	300	281
Digicel Ltd.
6.00%, 04/15/21	380	365
6.75%, 03/01/23 (a) (b)	910	856
		1,848
Japan 0.4%
Toyota Finance Australia Ltd.
3.76%, 07/20/17, MXN	11,420	628
Universal Entertainment Corp.
8.50%, 08/24/20 (f) (g)	506	520
		1,148

See accompanying Notes to Financial Statements.

61

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Kazakhstan 0.2%
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	740	785
Kuwait 0.1%
Equate Petrochemical BV
3.00%, 03/03/22	200	198
4.25%, 11/03/26	200	203
		401
Luxembourg 0.8%
Altice Financing SA
6.50%, 01/15/22 (a) (b)	340	355
6.63%, 02/15/23	200	211
7.50%, 05/15/26 (a)	620	688
Steel Capital SA
6.70%, 10/25/17	500	507
Telefonica Celular del Paraguay SA
6.75%, 12/13/22	760	794
		2,555
Mexico 1.7%
America Movil SAB de CV
6.00%, 06/09/19, MXN	8,890	472
Banco Mercantil del Norte SA
6.88%, (callable at 100 beginning 07/06/22) (a) (c)	330	338
7.63%, (callable at 100 beginning 01/10/28) (a) (c)	610	631
Cemex Finance LLC
4.63%, 06/15/24, EUR	220	272
Cemex SAB de CV
4.75%, 01/11/22, EUR (a)	340	405
Gruma SAB de CV
4.88%, 12/01/24 (a)	910	979
Grupo Cementos de Chihuahua SAB de CV
5.25%, 06/23/24 (a)	720	731
JB y Compania SA de CV
3.75%, 05/13/25 (a)	410	411
Petroleos Mexicanos
5.38%, 03/13/22 (a)	120	126
3.75%, 02/21/24, EUR	720	850
6.50%, 03/13/27 (a)	20	21
2.75%, 04/21/27, EUR	100	103
		5,339
Mongolia 0.5%
Energy Resources LLC
2.84%, (callable at 100 beginning 10/01/17) (c) (h)	546	218
0.00%, 09/30/22 (j)	1,502	1,337
		1,555
Netherlands 0.9%
Listrindo Capital BV
4.95%, 09/14/26 (a) (b)	200	202
Petrobras Global Finance BV
8.38%, 05/23/21	2,010	2,254
4.38%, 05/20/23 (b)	160	151
VimpelCom Holdings BV
4.95%, 06/16/24 (a)	410	411
		3,018
Nigeria 0.2%
Ihs Netherlands Holdco BV
9.50%, 10/27/21 (a)	680	698
Paraguay 0.5%
Banco Regional SAECA
8.13%, 01/24/19	150	159
8.13%, 01/24/19 (a)	1,410	1,499
		1,658
Peru 1.7%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	1,943	2,122
Corp. Lindley SA
6.75%, 11/23/21	1,756	1,962
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (k)	1,117	949
SAN Miguel Industrias Pet SA
7.75%, 11/06/20 (a)	370	391
		5,424
Qatar 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	456	473
5.84%, 09/30/27 (f) (g)	510	569
6.33%, 09/30/27	330	379
		1,421
Romania 0.1%
Cable Communications Systems NV
5.00%, 10/15/23, EUR (a)	410	491
Russian Federation 1.2%
Gazprom Via Gaz Capital SA
9.25%, 04/23/19	820	911
Lukoil International Finance BV
4.56%, 04/24/23	510	521
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18 (a)	230	232
3.95%, 11/03/21 (a)	1,250	1,258
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24	830	846
		3,768
Singapore 0.3%
CapitaLand Ltd.
1.85%, 06/19/20, SGD (i)	250	180
2.80%, 06/08/25, SGD (i)	500	363
Royal Capital BV
5.50%, (callable at 100 beginning 05/05/21) (c)	350	362
		905
South Africa 0.9%
MTN Mauritius Investment Ltd.
6.50%, 10/13/26	200	210
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (a)	570	598
Myriad International Holdings BV
6.38%, 07/28/17	550	551
Petra Diamonds U.S. Treasury Plc
7.25%, 05/01/22 (a)	320	328
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,163
		2,850
Turkey 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,050	1,009
Finansbank A/S
4.88%, 05/19/22 (a)	650	643
Global Liman Isletmeleri
8.13%, 11/14/21	200	209
8.13%, 11/14/21 (a)	1,010	1,055
		2,916
Ukraine 0.4%
Metinvest BV
9.37%, 12/31/21 (h)	653	591
MHP SA
8.25%, 04/02/20	330	349
7.75%, 05/10/24 (a)	200	203
		1,143
United Arab Emirates 0.3%
Dolphin Energy Ltd.
5.50%, 12/15/21	250	273
Ruwais Power Co. PJSC
6.00%, 08/31/36 (a)	640	739
		1,012
United Kingdom 0.1%
Tullow Oil Plc
6.25%, 04/15/22 (a)	350	320
United States of America 0.6%
Citigroup Global Markets Holdings Inc.
0.00%, 08/10/17 - 01/25/18, EGP (f) (g) (k)	22,435	1,174
Kosmos Energy Ltd.
7.88%, 08/01/21	470	478

See accompanying Notes to Financial Statements.

62

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

7.88%, 08/01/21 (a)	200	203
		1,855
Vietnam 0.2%
Debt and Asset Trading Corp.
1.00%, 10/10/25	980	604
Total Corporate Bonds And Notes (cost $76,180)		77,659
GOVERNMENT AND AGENCY OBLIGATIONS 60.0%
Argentina 2.4%
Argentina Bonar Bond
22.30%, 10/09/17, ARS (j)	1,635	86
22.05%, 03/01/18, ARS (j)	9,180	544
21.80%, 03/11/19, ARS (j)	16,020	949
21.30%, 04/03/22, ARS (j)	880	50
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,300	200
18.20%, 10/03/21, ARS	2,760	169
16.00%, 10/17/23, ARS	2,940	181
15.50%, 10/17/26, ARS	7,280	481
Argentina Government International Bond
7.13%, 06/28/17 (a)	1,050	953
Argentina POM Politica Monetaria
20.10%, 06/21/20, ARS (j)	25,880	1,615
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	750	798
City of Buenos Aires, Argentina
22.55%, 03/29/24, ARS (j)	19,130	1,121
Province of Santa Fe
7.00%, 03/23/23	180	189
Provincia de Buenos Aires
23.13%, 05/31/22, ARS (a) (j)	7,680	460
		7,796
Brazil 5.0%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (l)	3,303	3,185
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/27, BRL	43,215	12,863
		16,048
Burundi 0.1%
Eastern and Southern African Trade and Development Bank
5.38%, 03/14/22	200	204
Chile 2.1%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (m)	453,307	751
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21, CLP	115,000	179
Bonos de la Tesoreria de la Republica en Pesos
4.50%, 03/01/26, CLP	705,000	1,104
5.00%, 03/01/35, CLP	470,000	753
Bonos Tesoreria Pesos
4.50%, 03/01/21, CLP	1,860,000	2,898
Chile Government International Bond
5.50%, 08/05/20, CLP	751,000	1,198
		6,883
Colombia 4.9%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	399
4.38%, 03/21/23, COP	1,858,000	564
Colombia TES
11.25%, 10/24/18, COP	242,300	86
5.00%, 11/21/18, COP	20,047,700	6,591
7.00%, 05/04/22 - 06/30/32, COP	12,808,400	4,346
10.00%, 07/24/24, COP	1,066,800	425
7.50%, 08/26/26, COP	32,900	12
6.00%, 04/28/28, COP	3,372,300	1,054
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21 - 05/07/25, COP (m)	6,730,142	2,269
3.30%, 03/17/27, COP (m)	494,863	164
		15,910
Dominican Republic 0.5%
Dominican Republic Bond
11.38%, 07/06/29, DOP	3,000	64
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (a)	2,190	45
Dominican Republic International Bond
11.50%, 05/10/24, DOP	17,400	386
18.50%, 02/04/28, DOP (a)	4,900	144
6.85%, 01/27/45 (a)	950	1,015
		1,654
Ecuador 0.3%
Ecuador Government International Bond
10.75%, 03/28/22	260	276
7.95%, 06/20/24	380	351
9.63%, 06/02/27 (a)	210	210
		837
Hungary 3.9%
Hungary Government Bond
3.00%, 06/26/24, HUF	1,467,500	5,622
5.50%, 06/24/25, HUF	1,103,750	4,884
2.75%, 12/22/26, HUF	344,710	1,234
3.00%, 10/27/27, HUF	164,710	602
6.75%, 10/22/28, HUF	6,970	34
3.25%, 10/22/31, HUF	4,170	15
		12,391
Indonesia 2.3%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,587
7.00%, 05/15/27, IDR	7,241,000	549
Indonesia Government International Bond
5.88%, 01/15/24	720	822
6.75%, 01/15/44	270	349
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,500
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,725
		7,532
Malaysia 4.5%
Malaysia Government Bond
4.01%, 09/15/17, MYR	19,640	4,583
3.58%, 09/28/18, MYR	9,480	2,216
4.38%, 11/29/19, MYR	9,280	2,207
3.89%, 07/31/20, MYR	1,050	247
4.05%, 09/30/21, MYR	1,630	384
4.50%, 04/15/30, MYR	7,410	1,737
4.23%, 06/30/31, MYR	4,800	1,098
4.25%, 05/31/35, MYR	2,010	455
4.74%, 03/15/46, MYR	1,810	421
Malaysia Government Investment Issue
3.74%, 08/26/21, MYR	2,840	660
4.25%, 09/30/30, MYR	2,390	544
		14,552
Mexico 3.3%
Mexico Bonos
6.50%, 06/09/22, MXN	132,443	7,255
8.00%, 12/07/23 - 11/07/47, MXN	13,390	789
10.00%, 12/05/24, MXN	7,718	507
7.50%, 06/03/27, MXN	2,110	122
7.75%, 05/29/31, MXN	21,202	1,251
7.75%, 11/23/34 - 11/13/42, MXN	8,913	523
		10,447
Nigeria 0.1%
Africa Finance Corp.
3.88%, 04/13/24 (a)	300	297
Peru 2.8%
Peru Government International Bond
5.70%, 08/12/24, PEN	2,542	817
5.70%, 08/12/24, PEN (a)	7,930	2,548
8.20%, 08/12/26, PEN	553	205
6.35%, 08/12/28, PEN (a)	5,585	1,836
6.95%, 08/12/31, PEN	2,178	743
6.90%, 08/12/37, PEN	2,462	831
6.85%, 02/12/42, PEN	4,205	1,393
6.71%, 02/12/55, PEN	718	228
Republic of Peru
7.84%, 08/12/20, PEN	843	289

See accompanying Notes to Financial Statements.

63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

5.20%, 09/12/23, PEN	712	225
		9,115
Poland 6.6%
Poland Government Bond
5.75%, 10/25/21 - 09/23/22, PLN	62,810	19,264
2.50%, 07/25/27, PLN	7,260	1,813
		21,077
Puerto Rico 0.4%
Commonwealth of Puerto Rico
0.00%, 07/01/27 - 07/01/41 (d) (e) (f) (g)	665	392
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	20
5.00%, 07/01/33	40	31
5.75%, 07/01/37	125	100
6.00%, 07/01/38 - 07/01/44	45	36
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/32 - 08/01/33 (d) (e) (f) (g) (n)	750	186
0.00%, 08/01/27 - 08/01/43 (d) (e) (f) (g)	2,105	509
		1,274
Russian Federation 4.3%
Russia Federal Bond
7.40%, 12/07/22, RUB	57,640	961
7.10%, 10/16/24, RUB (j)	3,370	55
7.75%, 09/16/26, RUB	63,320	1,074
8.50%, 09/17/31, RUB	502,690	9,044
7.70%, 03/23/33, RUB	129,880	2,164
Russia Government Bond
7.05%, 01/19/28, RUB	25,140	406
		13,704
South Africa 6.2%
South Africa Government Bond
8.00%, 01/31/30, ZAR	6,505	450
8.25%, 03/31/32, ZAR	56,090	3,865
8.88%, 02/28/35, ZAR	60,340	4,283
8.50%, 01/31/37, ZAR	98,795	6,711
9.00%, 01/31/40, ZAR	43,500	3,061
8.75%, 01/31/44 - 02/28/48, ZAR	23,696	1,616
		19,986
Suriname 0.1%
Republic of Suriname
9.25%, 10/26/26 (a)	200	204
Thailand 3.8%
Thailand Government Bond
1.88%, 06/17/22, THB	24,360	714
3.85%, 12/12/25, THB	26,500	866
3.58%, 12/17/27, THB	27,180	871
3.65%, 12/17/21 - 06/20/31, THB	110,110	3,487
3.78%, 06/25/32, THB	20,200	645
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (m)	203,863	5,636
		12,219
Turkey 4.7%
Turkey Government Bond
10.40%, 03/27/19, TRY	8,770	2,473
9.40%, 07/08/20, TRY	1,750	483
9.20%, 09/22/21, TRY	1,360	369
8.00%, 03/12/25, TRY	2,400	601
10.60%, 02/11/26, TRY	25,840	7,473
11.00%, 03/02/22 - 02/24/27, TRY	8,370	2,453
Turkey Government International Bond
7.00%, 03/11/19	750	800
7.50%, 11/07/19	420	460
		15,112
United States of America 0.0%
U.S. Treasury Bond
2.75%, 11/15/42	60	59
3.13%, 02/15/43 - 08/15/44	90	95
		154
Venezuela 1.7%
Petroleos de Venezuela SA
6.00%, 10/28/22 (f) (g)	11,980	4,000
6.00%, 11/15/26	3,590	1,337
		5,337
Total Government And Agency Obligations (cost $199,407)		192,733
CREDIT LINKED STRUCTURED NOTES 8.5%
Colombia 2.9%
Citigroup Funding Inc. Credit Linked Note
(Republic of Colombia, 11.25%, 10/24/18, Moody's rating N/A), COP (a)	19,552,000	6,912
(Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A), COP (f) (g)	4,514,000	1,697
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (f) (g)	1,642,000	650
		9,259
Egypt 0.9%
Citigroup Global Markets Holdings Inc. Credit Linked Note
(Arab Republic of Egypt, Moody's rating B3), EGP (f) (g)	19,120	990
HSBC Bank Plc Credit Linked Note
(Egypt Treasury Bill, 0.00%, 09/12/17, Moody's rating N/A), EGP (f) (g) (k)	15,750	837
JPMorgan Chase Bank NA Credit Linked Note
(Egypt Treasury Bill, 0.00%, 05/15/18, Moody's rating N/A), EGP (f) (g) (k)	10,250	478
(Egypt Treasury Bill, 0.00%, 02/13/18, Moody's rating N/A), EGP (f) (g) (k)	16,500	808
		3,113
Indonesia 4.7%
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR (a)	13,137,000	1,088
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	55,759,000	4,762
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	46,000,000	3,165
(Indonesia Government, 7.88%, 04/15/19, Moody's rating Baa3), IDR (a)	21,400,000	1,647
Standard Chartered Bank Credit Linked Note
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	13,685,000	1,169
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (a)	22,757,000	1,921
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	18,684,000	1,287
		15,039
Total Credit Linked Structured Notes (cost $35,502)		27,411
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corp. (d)	2,498	58
United States of America 0.0%
New Cotai LLC (d) (o)	—	—
Total Common Stocks (cost $82)		58
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (p)	4,037	4,037
Treasury Securities 0.5%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20, BRL	7,696	1,759
Total Short Term Investments (cost $5,764)		5,796
Total Investments 94.5% (cost $316,980)		303,702
Other Derivative Instruments (0.2)%		(641)
Other Assets and Liabilities, Net 5.7%		18,386
Total Net Assets 100.0%		$321,447

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $65,864 and 20.5%, respectively.

(b) All or portion of the security was on loan.

(c) Perpetual security.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

See accompanying Notes to Financial Statements.

64

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(i) Convertible security.

(j) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Treasury inflation indexed note, par amount is adjusted for inflation.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(o) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.6%
Australia 5.6%
Dexus	1,726	$12,582
Goodman Group	3,672	22,230
GPT Group	3,505	12,920
Mirvac Group	6,480	10,627
Scentre Group	8,746	27,229
Westfield Corp.	4,149	25,538
		111,126
Canada 2.6%
Allied Properties REIT	342	10,255
Canadian Apartment Properties REIT	344	8,910
Chartwell Retirement Residences	421	5,031
First Capital Realty Inc. (a)	355	5,409
H&R REIT	664	11,278
RioCan REIT	284	5,279
Smart REIT	231	5,717
		51,879
China 1.3%
Cheung Kong Property Holdings Ltd.	3,217	25,233
France 3.7%
Icade SA	135	11,339
Klepierre	530	21,767
Unibail-Rodamco SE	158	39,809
		72,915
Germany 2.8%
Deutsche EuroShop AG	114	4,498
LEG Immobilien AG	223	21,066
Vonovia SE	748	29,790
		55,354
Hong Kong 6.8%
Hang Lung Properties Ltd.	6,969	17,457
Hongkong Land Holdings Ltd.	1,664	12,257
Link REIT	3,053	23,234
New World Development Ltd.	12,549	15,964
Sun Hung Kai Properties Ltd.	2,287	33,713
Swire Properties Ltd.	4,945	16,338
Wharf Holdings Ltd.	1,838	15,259
		134,222
Ireland 0.4%
Green REIT Plc	5,403	8,814
Japan 10.5%
Activia Properties Inc.	1	4,963
Advance Residence Investment Corp.	3	6,532
AEON REIT Investment Corp.	5	5,016
Daiwa House REIT Investment Co.	4	9,621
Daiwa Office Investment Corp.	1	5,009
GLP J-REIT	7	7,446
Hulic REIT Inc.	5	7,735
Japan Excellent Inc.	2	2,485
Japan Hotel REIT Investment Corp.	5	3,840
Japan Logistics Fund Inc.	2	3,844
Japan Real Estate Investment Corp.	3	15,345
Japan Retail Fund Investment Corp.	6	11,902
Kenedix Realty Investment Corp.	—	2,010
Mitsubishi Estate Co. Ltd.	2,425	45,320
Mitsui Fudosan Co. Ltd.	1,957	46,866
Nippon Prologis REIT Inc.	3	6,009
Nomura Real Estate Master Fund Inc.	6	7,812
Tokyo Tatemono Co. Ltd.	733	9,631
United Urban Investment Corp.	5	6,868
		208,254
Luxembourg 1.0%
Grand City Properties SA	999	20,060
Malta 0.0%
BGP Holdings Plc (b) (c)	5,552	90
Netherlands 0.5%
Wereldhave NV	209	10,265
Singapore 2.2%
CapitaLand Ltd.	2,068	5,270
CapitaMall Trust	4,985	7,164
Captialand Commerical Trust	6,513	7,856
City Developments Ltd.	1,731	13,500
Mapletree Industrial Trust	6,794	9,179
		42,969
Spain 1.0%
Inmobiliaria Colonial SA	1,183	10,350
Merlin Properties Socimi SA	770	9,755
		20,105
Sweden 1.5%
Castellum AB	1,015	14,944
Wihlborgs Fastigheter AB	678	14,352
		29,296
Switzerland 1.0%
Swiss Prime Site AG	229	20,817
United Kingdom 4.8%
Big Yellow Group Plc	869	8,979
Derwent London Plc	295	10,207
Great Portland Estates Plc	1,461	11,382
Hansteen Holdings Plc (a)	5,088	8,260
Land Securities Group Plc	1,430	18,911
Segro Plc	2,378	15,179
Tritax Big Box REIT Plc	3,656	6,962
Unite Group Plc	1,924	16,284
		96,164
United States of America 52.9%
Acadia Realty Trust	299	8,311
American Campus Communities Inc.	322	15,216
American Homes For Rent - Class A	965	21,778
American Tower Corp.	23	3,009
Apple Hospitality REIT Inc.	887	16,605
AvalonBay Communities Inc.	261	50,129
Boston Properties Inc.	419	51,572
Brandywine Realty Trust	713	12,504
Brixmor Property Group Inc.	901	16,102
Brookdale Senior Living Inc. (d)	390	5,739
Cousins Properties Inc.	2,246	19,742
Crown Castle International Corp.	20	2,016
CyrusOne Inc.	149	8,318
DiamondRock Hospitality Co.	89	971
Digital Realty Trust Inc.	149	16,845
EastGroup Properties Inc.	91	7,627
Equity Residential Properties Inc.	904	59,501
Essex Property Trust Inc.	139	35,802
Extra Space Storage Inc.	201	15,680
Federal Realty Investment Trust	154	19,511
GGP Inc.	1,083	25,519
HCP Inc.	748	23,896
Healthcare Realty Trust Inc.	714	24,376

See accompanying Notes to Financial Statements.

65

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Host Hotels & Resorts Inc.	1,544	28,208
Hudson Pacific Properties Inc.	953	32,581
InfraREIT Inc.	81	1,552
Invitation Homes Inc.	330	7,131
Kimco Realty Corp.	770	14,122
Liberty Property Trust	663	27,004
Macerich Co.	458	26,577
Mid-America Apartment Communities Inc.	156	16,427
National Health Investors Inc.	127	10,074
National Retail Properties Inc.	160	6,265
Paramount Group Inc.	644	10,311
Pebblebrook Hotel Trust	473	15,237
Physicians Realty Trust	282	5,681
ProLogis Inc.	898	52,687
Public Storage	258	53,727
QTS Realty Trust Inc. - Class A	297	15,552
Realty Income Corp.	303	16,711
Regency Centers Corp.	128	8,009
Retail Opportunity Investments Corp.	371	7,126
RLJ Lodging Trust	227	4,508
SBA Communications Corp. (d)	38	5,099
Simon Property Group Inc.	472	76,276
SL Green Realty Corp.	29	3,074
Sun Communities Inc.	250	21,948
Terreno Realty Corp	203	6,835
Ventas Inc.	258	17,925
Vornado Realty Trust	431	40,424
Washington REIT	473	15,096
Weingarten Realty Investors	191	5,741
Welltower Inc.	516	38,610
		1,051,287
Total Common Stocks (cost $1,942,714)		1,958,850
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	21,329	21,329
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (f)	10,184	10,184
Total Short Term Investments (cost $31,513)		31,513
Total Investments 100.2% (cost $1,974,227)		1,990,363
Other Assets and Liabilities, Net (0.2)%		(4,159)
Total Net Assets 100.0%		$1,986,204

(a) All or portion of the security was on loan.

(b) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Non-income producing security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 95.5%
Consumer Discretionary 10.6%
Brunswick Corp.	228	$14,293
CalAtlantic Group Inc.	272	9,626
Carter's Inc.	118	10,525
Dunkin' Brands Group Inc.	236	12,986
Five Below Inc. (a) (b)	250	12,347
G-III Apparel Group Ltd. (a)	311	7,757
IMAX Corp. (a)	315	6,928
Jack in the Box Inc.	112	11,069
Penn National Gaming Inc. (a)	698	14,945
Pool Corp.	143	16,797
Steven Madden Ltd. (a)	292	11,648
Texas Roadhouse Inc.	286	14,554
Urban Outfitters Inc. (a)	307	5,693
Visteon Corp. (a)	113	11,577
Wendy's Co.	820	12,719
		173,464
Consumer Staples 1.6%
B&G Foods Inc. (b)	210	7,474
Boston Beer Co. Inc. - Class A (a) (b)	49	6,527
Lancaster Colony Corp.	99	12,128
		26,129
Energy 3.6%
Centennial Resource Development Inc. - Class A (a) (b)	760	12,027
Energen Corp. (a)	267	13,189
Laredo Petroleum Holdings Inc. (a)	803	8,448
Parsley Energy Inc. - Class A (a)	459	12,740
Patterson-UTI Energy Inc.	559	11,283
		57,687
Financials 8.7%
American Equity Investment Life Holding Co.	486	12,767
American Financial Group Inc.	142	14,090
BankUnited Inc.	306	10,314
Cathay General Bancorp	378	14,355
Cullen/Frost Bankers Inc.	160	15,030
Evercore Partners Inc. - Class A	157	11,100
Financial Engines Inc.	286	10,463
MarketAxess Holdings Inc.	79	15,921
MB Financial Inc.	314	13,814
RLI Corp.	158	8,630
Sterling Bancorp	398	9,262
WisdomTree Investments Inc. (b)	645	6,564
		142,310
Health Care 22.3%
ACADIA Pharmaceuticals Inc. (a) (b)	422	11,762
Agios Pharmaceuticals Inc. (a) (b)	241	12,385
Align Technology Inc. (a)	99	14,898
Bio-Techne Corp.	125	14,697
Cantel Medical Corp.	155	12,061
Catalent Inc. (a)	328	11,523
Chemed Corp.	63	12,803
DexCom Inc. (a)	160	11,673
Evolent Health Inc. - Class A (a) (b)	478	12,128
Exelixis Inc. (a)	752	18,527
Halozyme Therapeutics Inc. (a)	1,113	14,263
Halyard Health Inc. (a)	317	12,456
HealthEquity Inc. (a)	415	20,659
HealthSouth Corp.	269	13,034
Hill-Rom Holdings Inc.	170	13,507
ICU Medical Inc. (a)	67	11,599
Integra LifeSciences Holdings Corp. (a)	262	14,304
Momenta Pharmaceuticals Inc. (a)	720	12,171
Nektar Therapeutics (a)	684	13,378
Neurocrine Biosciences Inc. (a)	259	11,896
Nevro Corp. (a)	135	10,029
NuVasive Inc. (a)	173	13,300
NxStage Medical Inc. (a)	588	14,730
Pacific Biosciences of California Inc. (a) (b)	1,250	4,450
PerkinElmer Inc.	234	15,931
Prestige Brands Holdings Inc. (a)	208	10,975
Repligen Corp. (a)	300	12,428
Select Medical Holdings Corp. (a)	801	12,302
		363,869
Industrials 15.2%
Acuity Brands Inc.	75	15,248
AO Smith Corp.	276	15,576
Brink's Co.	232	15,541
BWX Technologies Inc.	283	13,790
Forward Air Corp.	269	14,321
ITT Inc.	311	12,487
John Bean Technologies Corp.	156	15,277
Knight Transportation Inc. (b)	540	19,992
Lincoln Electric Holdings Inc.	143	13,167
Masonite International Corp. (a)	178	13,405
Old Dominion Freight Line Inc.	153	14,592
Orbital ATK Inc.	137	13,517
Pitney Bowes Inc.	578	8,723
Steelcase Inc. - Class A	671	9,387

See accompanying Notes to Financial Statements.

66

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Timken Co.	31	1,426
TransDigm Group Inc.	50	13,443
WABCO Holdings Inc. (a)	98	12,447
Wabtec Corp. (b)	154	14,118
Watsco Inc.	76	11,689
		248,146
Information Technology 27.6%
Aspen Technology Inc. (a)	308	17,033
Booz Allen Hamilton Holding Corp. - Class A	488	15,893
Cavium Inc. (a) (b)	188	11,665
Cognex Corp.	184	15,601
CommVault Systems Inc. (a)	260	14,674
CoStar Group Inc. (a)	72	18,918
Cray Inc. (a)	253	4,662
EPAM Systems Inc. (a)	155	12,996
Euronet Worldwide Inc. (a)	186	16,240
ExlService Holdings Inc. (a)	219	12,181
Fair Isaac Corp.	133	18,613
Guidewire Software Inc. (a)	248	17,027
Integrated Device Technology Inc. (a)	479	12,347
Littelfuse Inc.	89	14,647
LogMeIn Inc.	8	821
Manhattan Associates Inc. (a)	255	12,272
MicroStrategy Inc. - Class A (a)	72	13,841
MKS Instruments Inc.	175	11,780
Monolithic Power Systems Inc.	162	15,646
National Instruments Corp.	288	11,581
Pandora Media Inc. (a) (b)	539	4,812
Pegasystems Inc.	28	1,611
Power Integrations Inc.	198	14,400
Proofpoint Inc. (a) (b)	147	12,781
Q2 Holdings Inc. (a)	382	14,131
Qualys Inc. (a)	316	12,908
RealPage Inc. (a)	375	13,467
Silicon Laboratories Inc. (a)	230	15,740
SYNNEX Corp.	90	10,848
Take-Two Interactive Software Inc. (a)	334	24,527
Trimble Inc. (a)	404	14,399
Ultimate Software Group Inc. (a)	84	17,576
Verint Systems Inc. (a)	194	7,892
Zebra Technologies Corp. - Class A (a)	165	16,552
		450,082
Materials 4.1%
Berry Global Group Inc. (a)	328	18,727
Ingevity Corp. (a)	220	12,646
Martin Marietta Materials Inc.	91	20,227
PolyOne Corp.	373	14,443
		66,043
Real Estate 1.8%
CubeSmart	371	8,925
Highwoods Properties Inc.	197	10,002
Physicians Realty Trust	530	10,671
		29,598
Total Common Stocks (cost $1,285,575)		1,557,328
SHORT TERM INVESTMENTS 6.7%
Investment Companies 4.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	72,429	72,429
Securities Lending Collateral 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	37,218	37,218
Total Short Term Investments (cost $109,647)		109,647
Total Investments 102.2% (cost $1,395,222)		1,666,975
Other Assets and Liabilities, Net (2.2)%		(35,964)
Total Net Assets 100.0%		$1,631,011

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 96.0%
Consumer Discretionary 18.2%
ARAMARK Corp.	470	$19,277
Bright Horizons Family Solutions Inc. (a)	128	9,844
Coach Inc.	216	10,207
Gildan Activewear Inc.	744	22,869
Hilton Grand Vacations Inc. (a)	384	13,833
Hilton Worldwide Holdings Inc.	494	30,581
LKQ Corp. (a)	621	20,478
Mohawk Industries Inc. (a)	211	50,900
Nordstrom Inc. (b)	267	12,751
Norwegian Cruise Line Holdings Ltd. (a)	315	17,112
O'Reilly Automotive Inc. (a)	71	15,487
Red Rock Resorts Inc. - Class A	593	13,960
Ross Stores Inc.	353	20,396
Scripps Networks Interactive Inc. - Class A	178	12,180
Tesla Inc. (a) (b)	20	7,051
Thor Industries Inc.	152	15,929
Ulta Beauty Inc. (a)	74	21,321
Vail Resorts Inc.	74	15,070
Wayfair Inc. - Class A (a)	174	13,408
		342,654
Consumer Staples 1.1%
Casey's General Stores Inc.	108	11,568
Monster Beverage Corp. (a)	202	10,015
		21,583
Energy 2.1%
Concho Resources Inc. (a)	254	30,917
Range Resources Corp.	390	9,034
		39,951
Financials 9.5%
Affiliated Managers Group Inc.	82	13,601
Comerica Inc.	177	12,949
East West Bancorp Inc.	375	21,944
First Republic Bank	171	17,137
Lazard Ltd. - Class A	309	14,309
NASDAQ Inc.	264	18,852
Oaktree Capital Group LLC - Class A	364	16,948
S&P Global Inc.	198	28,833
Signature Bank (a)	107	15,372
TD Ameritrade Holding Corp.	456	19,586
		179,531
Health Care 13.7%
Acadia HealthCare Co. Inc. (a) (b)	513	25,317
ACADIA Pharmaceuticals Inc. (a) (b)	253	7,070
BioMarin Pharmaceutical Inc. (a)	129	11,698
Centene Corp. (a)	185	14,786
DENTSPLY SIRONA Inc.	275	17,816
Edwards Lifesciences Corp. (a)	100	11,836
Humana Inc.	71	17,060
Illumina Inc. (a)	166	28,752
Incyte Corp. (a)	102	12,881
Intercept Pharmaceuticals Inc. (a) (b)	88	10,630
Intuitive Surgical Inc. (a)	12	11,131
Jazz Pharmaceuticals Plc (a)	122	18,971
Kite Pharma Inc. (a) (b)	179	18,505
Premier Inc. - Class A (a)	528	19,001
Veeva Systems Inc. - Class A (a)	265	16,247
Vertex Pharmaceuticals Inc. (a)	120	15,503
		257,204
Industrials 19.8%
Acuity Brands Inc.	102	20,796
Carlisle Cos. Inc.	106	10,084
Copart Inc. (a)	434	13,800
Equifax Inc.	193	26,467
Fortive Corp.	377	23,896
Fortune Brands Home & Security Inc.	438	28,595
HEICO Corp. - Class A	200	12,408
Lennox International Inc.	164	30,025
Middleby Corp. (a)	142	17,218
Old Dominion Freight Line Inc.	193	18,353
Oshkosh Corp.	218	15,036

See accompanying Notes to Financial Statements.

67

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Southwest Airlines Co.	465	28,895
Stanley Black & Decker Inc.	183	25,782
United Rentals Inc. (a)	56	6,312
WABCO Holdings Inc. (a)	187	23,883
Wabtec Corp. (b)	132	12,069
Waste Connections Inc.	921	59,357
		372,976
Information Technology 27.8%
Advanced Micro Devices Inc. (a) (b)	1,089	13,594
Amphenol Corp. - Class A	487	35,921
Applied Materials Inc.	463	19,143
Arista Networks Inc. (a)	130	19,413
Atlassian Corp. Plc - Class A (a)	322	11,334
Broadcom Ltd.	52	12,002
Cavium Inc. (a) (b)	281	17,459
Corning Inc.	834	25,077
Electronic Arts Inc. (a)	285	30,088
Gartner Inc. (a)	261	32,211
Global Payments Inc.	362	32,732
GoDaddy Inc. - Class A (a)	576	24,425
Guidewire Software Inc. (a)	226	15,545
Harris Corp.	101	11,017
IPG Photonics Corp. (a)	83	12,029
Lam Research Corp.	176	24,835
Nvidia Corp.	83	12,013
Palo Alto Networks Inc. (a)	136	18,252
Red Hat Inc. (a)	218	20,893
ServiceNow Inc. (a)	233	24,709
Splunk Inc. (a)	359	20,452
Take-Two Interactive Software Inc. (a)	273	20,018
Teradyne Inc.	509	15,300
Tyler Technologies Inc. (a)	70	12,332
Vantiv Inc. - Class A (a)	424	26,850
Workday Inc. - Class A (a)	160	15,530
		523,174
Materials 2.5%
Eagle Materials Inc.	262	24,260
Vulcan Materials Co.	183	23,182
		47,442
Real Estate 1.3%
CBRE Group Inc. - Class A (a)	673	24,497
Total Common Stocks (cost $1,551,927)		1,809,012
SHORT TERM INVESTMENTS 6.0%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	85,962	85,962
Securities Lending Collateral 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	28,434	28,434
Total Short Term Investments (cost $114,396)		114,396
Total Investments 102.0% (cost $1,666,323)		1,923,408
Other Assets and Liabilities, Net (2.0)%		(38,621)
Total Net Assets 100.0%		$1,884,787

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Emerging Markets Index Fund
COMMON STOCKS 94.9%
Brazil 3.9%
AMBEV SA	1,451	$8,055
Banco Bradesco SA	269	2,251
Banco do Brasil SA	264	2,138
Banco Santander Brasil SA	122	925
BB Seguridade Participacoes SA	220	1,904
BM&F Bovespa SA	653	3,866
BR Malls Participacoes SA	285	1,028
BRF SA	138	1,629
CCR SA	397	2,025
Centrais Eletricas Brasileiras SA (a)	71	269
Cia de Saneamento Basico do Estado de Sao Paulo	116	1,100
Cia Siderurgica Nacional SA (a)	178	387
Cielo SA	378	2,815
Cosan SA Industria e Comercio	55	574
CPFL Energia SA	66	531
Duratex SA	123	302
Embraer SA	204	931
Energias do Brasil SA	94	400
Engie Brasil Energia SA	41	420
Equatorial Energia SA	65	1,064
Fibria Celulose SA	67	690
Hypermarcas SA	95	795
JBS SA	233	463
Klabin SA	159	782
Kroton Educacional SA	408	1,827
Localiza Rent a Car SA	56	763
Lojas Americanas SA	36	132
Lojas Renner SA	216	1,795
M Dias Branco SA	34	501
Multiplan Empreendimentos Imobiliarios SA	30	594
Natura Cosmeticos SA	52	401
Odontoprev SA	102	359
Petroleo Brasileiro SA (a)	904	3,621
Porto Seguro SA	35	321
Qualicorp SA	68	588
Raia Drogasil SA	65	1,377
Rumo SA (a)	235	611
Sul America SA	72	385
Tim Participacoes SA	240	712
Transmissora Alianca de Energia Eletrica SA	69	465
Ultrapar Participacoes SA	110	2,603
Vale SA	388	3,397
WEG SA	176	942
		56,738
Chile 1.0%
	5,095	560
AES Gener SA	928	327
Aguas Andinas SA - Class A	649	381
Banco de Chile	6,982	910
Banco de Credito e Inversiones	13	726
Banco Santander Chile	20,087	1,281
Cencosud SA	487	1,296
Cia Cervecerias Unidas SA	41	542
Colbun SA	2,639	569
Empresa Nacional de Electricidad SA	1,032	780
Empresas CMPC SA	388	930
Empresas COPEC SA	138	1,514
Enel Americas SA	9,456	1,795
ENTEL Chile SA	54	590
Itau CorpBanca	52,683	470
Lan Airlines SA	91	1,015
S.A.C.I. Falabella	188	1,539
		15,225
China 22.9%
3SBio Inc. (a) (b)	318	422
58.Com Inc. - Class A - ADR (a)	27	1,210
AAC Technologies Holdings Inc.	231	2,897
Air China Ltd. - Class H	604	624
Alibaba Group Holding Ltd. - ADS (a)	349	49,155
Alibaba Health Information Technology Ltd. (a) (b)	802	384
Alibaba Pictures Group Ltd. (a) (b)	3,400	569
Aluminum Corp. of China Ltd. - Class H (a) (b)	1,486	764
Anhui Conch Cement Co. Ltd. - Class H	392	1,365
Autohome Inc. - Class A - ADR (a) (b)	18	820
Baidu.com - Class A - ADR (a)	84	15,088
Bank of China Ltd. - Class H	24,288	11,960
Bank of Communications Co. Ltd. - Class H	2,635	1,863
Beijing Capital International Airport Co. Ltd. - Class H	448	632
Beijing Enterprises Holdings Ltd.	166	801
Brilliance China Automotive Holdings Ltd.	928	1,696
BYD Co. Ltd. - Class H (b)	196	1,207
China CITIC Bank Corp. Ltd. - Class H	2,683	1,646
China Coal Energy Co. - Class H	706	343
China Communications Constructions Co. Ltd. - Class H	1,428	1,844
China Conch Venture Holdings Ltd.	463	849

See accompanying Notes to Financial Statements.

68

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

China Construction Bank Corp. - Class H	25,695	19,995
China Huarong Asset Management Co. Ltd. - Class H (b)	2,223	865
China Huishan Dairy Holdings Co. Ltd. (c)	946	51
China Life Insurance Co. Ltd. - Class H	2,322	7,131
China Longyuan Power Group Corp. - Class H	1,055	770
China Merchants Holdings International Co. Ltd. (b)	394	1,096
China Minsheng Banking Corp. Ltd. - Class H	1,696	1,698
China Mobile Ltd.	1,884	20,020
China National Building Material Co. Ltd. - Class H	1,036	618
China Pacific Insurance Group Co. Ltd. - Class H	791	3,245
China Petroleum & Chemical Corp. - Class H	7,792	6,094
China Railway Construction Corp. Ltd. - Class H	529	691
China Railway Group Ltd. - Class H	1,195	944
China Shenhua Energy Co. Ltd. - Class H	1,029	2,302
China Southern Airlines Co. Ltd. - Class H	638	542
China Telecom Corp. Ltd. - Class H	4,444	2,118
Chongqing Changan Automobile Co. Ltd. - Class B	306	404
Chongqing Rural Commercial Bank - Class H	611	414
CITIC Securities Co. Ltd. - Class H	718	1,488
CNOOC Ltd.	5,430	5,978
Country Garden Holdings Co. Ltd.	1,748	2,031
CRRC Corp. Ltd. - Class H	1,283	1,156
Ctrip.com International Ltd. - ADR (a)	114	6,136
Dongfeng Motor Group Co. Ltd. - Class H	836	989
ENN Energy Holdings Ltd.	244	1,478
Far East Horizon Ltd.	485	424
Fosun International Ltd.	780	1,223
Fullshare Holdings Ltd. (b)	2,117	846
Fuyao Glass Industry Group Co. Ltd. - Class H	175	676
GF Securities Co. Ltd. - Class H	387	779
Great Wall Motor Co. Ltd. - Class H (b)	1,016	1,260
Guangzhou Automobile Group Co. Ltd. - Class H	678	1,192
Guangzhou R&F Properties Co. Ltd. - Class H	306	478
Haitian International Holdings Ltd.	187	526
Hengan International Group Co. Ltd.	219	1,623
Huaneng Power International Inc. - Class H	1,376	958
Huaneng Renewables Corp. Ltd. - Class H	1,630	505
Huatai Securities Co. Ltd. - Class H	496	955
Industrial & Commercial Bank of China Ltd. - Class H	22,511	15,221
JD.com Inc. - Class A - ADR (a)	204	8,007
Jiangsu Expressway Co. Ltd. - Class H	389	551
Jiangxi Copper Co. Ltd. - Class H	399	660
Momo Inc. - ADR (a) (b)	29	1,070
NetEase.com Inc. - ADR	25	7,448
New Oriental Education & Technology Group - ADR (a)	42	2,980
PetroChina Co. Ltd. - Class H	6,679	4,101
Ping An Insurance Group Co. of China Ltd. - Class H	1,605	10,617
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	566	446
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	273	438
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	216	643
Shenzhou International Group Holdings Ltd.	179	1,181
Sihuan Pharmaceutical Holdings Group Ltd.	1,356	569
Sina Corp. (a)	17	1,409
Sinopec Engineering Group Co Ltd - Class H	388	351
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	1,186	636
Sinopharm Group Co. Ltd. - Class H	364	1,648
Soho China Ltd.	470	232
Sun Art Retail Group Ltd.	725	579
Sunac China Holdings Ltd. (b)	634	1,330
TAL Education Group - ADS	14	1,738
Tencent Holdings Ltd.	1,753	62,957
Tingyi Cayman Islands Holding Corp.	593	705
Travelsky Technology Ltd. - Class H	289	854
Tsingtao Brewery Co. Ltd. - Class H	126	559
Vipshop Holdings Ltd. - ADR (a)	121	1,280
Want Want China Holdings Ltd. (b)	1,646	1,113
Weibo Corp. - ADR (a) (b)	9	609
Weichai Power Co. Ltd. - Class H	604	532
Yanzhou Coal Mining Co. Ltd. - Class H	548	495
Yum China Holdings Inc. (a)	116	4,562
YY Inc. - Class A - ADS (a)	10	552
Zhejiang Expressway Co. Ltd. - Class H	458	599
Zhuzhou CSR Times Electric Co. Ltd. - Class H	153	750
Zijin Mining Group Co. Ltd. - Class H	1,372	454
ZTE Corp. - Class H	207	496
		334,210
Colombia 0.3%
Bancolombia SA	59	616
Cementos Argos SA	142	552
Ecopetrol SA	1,617	735
Grupo Argos SA	92	634
Grupo de Inversiones Suramericana SA	67	871
Interconexion Electrica SA	124	544
		3,952
Czech Republic 0.2%
CEZ A/S	49	853
Komercni Banka A/S	23	909
Moneta Money Bank A/S	179	600
Telefonica O2 Czech Republic AS	13	149
		2,511
Egypt 0.1%
Commercial International Bank Egypt SAE	316	1,397
EFG Hermes Holdings SAE	125	169
Global Telecom Holding (a)	674	260
		1,826
Greece 0.4%
Alpha Bank AE (a)	443	1,094
Eurobank Ergasias SA (a)	618	693
Folli Follie SA (a)	9	220
Hellenic Telecommunications Organization SA	71	856
JUMBO SA	33	599
National Bank of Greece SA (a)	1,796	683
OPAP SA	63	716
Piraeus Bank SA (a)	1,630	402
Titan Cement Co. SA	15	420
		5,683
Hong Kong 4.8%
Agricultural Bank of China Ltd. - Class H	8,073	3,818
ANTA Sports Products Ltd.	328	1,088
AviChina Industry & Technology Co. Ltd. - Class H (b)	701	412
Beijing Enterprises Water Group Ltd.	1,346	1,048
Belle International Holdings Ltd.	1,919	1,519
CGN Power Co. Ltd.	3,368	944
China Cinda Asset Management Co. Ltd. - Class H	2,689	1,005
China Communication Services Corp. Ltd. - Class H	786	454
China Everbright Bank Co. Ltd. - Class H	1,002	470
China Everbright International Ltd.	843	1,056
China Everbright Ltd.	292	638
China Evergrande Group (a) (b)	1,245	2,244
China Galaxy Securities Co. Ltd. - Class H	906	814
China Gas Holdings Ltd.	591	1,195
China Jinmao Holdings Group Ltd.	882	365
China Medical System Holdings Ltd.	389	675
China Mengniu Dairy Co. Ltd.	867	1,702
China Merchants Bank Co. Ltd. - Class H	1,222	3,695
China Oilfield Services Ltd. - Class H	616	497
China Overseas Land & Investment Ltd.	1,180	3,468
China Power International Development Ltd.	987	351
China Resources Enterprise Ltd.	480	1,214
China Resources Gas Group Ltd.	276	945
China Resources Land Ltd.	819	2,393
China Resources Power Holdings Co. Ltd.	645	1,271
China State Construction International Holdings Ltd.	616	1,057
China Taiping Insurance Holdings Co. Ltd.	475	1,207
China Unicom Hong Kong Ltd. (a)	1,943	2,895
China Vanke Co. Ltd. - Class H	360	1,021
CITIC Pacific Ltd.	1,747	2,634
COSCO Shipping Ports Ltd.	476	560
CSPC Pharmaceutical Group Ltd.	1,208	1,771
GCL New Energy Holdings (a) (b)	4,169	455
Geely Automobile Holdings Ltd.	1,540	3,336
GOME Electrical Appliances Holdings Ltd. (b)	3,632	448
Guangdong Investment Ltd.	884	1,219
Haier Electronics Group Co. Ltd.	401	1,045
Haitong Securities Co. Ltd. - Class H	979	1,588

See accompanying Notes to Financial Statements.

69

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Hanergy Thin Film Power Group Ltd. (a) (c)	3,098	844
Kingsoft Corp Ltd.	260	682
Kunlun Energy Co. Ltd.	956	813
Lenovo Group Ltd.	2,114	1,338
Longfor Properties Co. Ltd.	424	914
Minth Group Ltd.	220	934
New China Life Insurance Co. Ltd. - Class H	232	1,185
Nine Dragons Paper Holdings Ltd.	522	697
People's Insurance Co. Group of China Ltd. - Class H	1,886	794
PICC Property & Casualty Co. Ltd. - Class H	1,381	2,313
Semiconductor Manufacturing International Corp. (a)	880	1,025
Shanghai Electric Group Co. Ltd. - Class H (a) (b)	1,216	586
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	142	549
Shanghai Industrial Holdings Ltd.	147	436
Shimao Property Holdings Ltd.	372	640
Sino Biopharmaceutical	1,327	1,178
Sino-Ocean Group Holding Ltd.	921	452
Sunny Optical Technology Group Co. Ltd.	218	1,968
		69,865
Hungary 0.3%
MOL Hungarian Oil & Gas Plc	13	1,058
OTP Bank Plc	75	2,520
Richter Gedeon Nyrt	42	1,098
		4,676
India 8.8%
ACC Ltd.	17	418
Adani Ports & Special Economic Zone Ltd.	234	1,322
Ambuja Cements Ltd.	197	753
Apollo Hospitals Enterprise Ltd.	31	605
Ashok Leyland Ltd.	378	552
Asian Paints Ltd.	87	1,492
Aurobindo Pharma Ltd.	83	888
Axis Bank Ltd.	534	4,291
Bajaj Auto Ltd.	23	1,002
Bajaj Finance Ltd.	48	1,021
Bajaj Finserv Ltd.	12	763
Bharat Forge Ltd.	31	534
Bharat Heavy Electricals Ltd.	196	411
Bharat Petroleum Corp. Ltd.	151	1,497
Bharti Airtel Ltd.	383	2,252
Bharti Infratel Ltd.	177	1,028
Bosch Ltd.	2	890
Cadila Healthcare Ltd.	77	623
Cipla Ltd.	107	923
Coal India Ltd.	215	814
Container Corp. of India Ltd.	11	203
Dabur India Ltd.	159	720
Dr. Reddy's Laboratories Ltd.	38	1,568
Eicher Motors Ltd.	4	1,685
GAIL India Ltd.	155	867
Glenmark Pharmaceuticals Ltd.	46	453
Godrej Consumer Products Ltd.	72	1,076
Grasim Industries Ltd.	92	1,772
Havells India Ltd.	87	620
HCL Technologies Ltd.	178	2,353
Hero Motocorp Ltd.	17	985
Hindalco Industries Ltd.	343	1,018
Hindustan Petroleum Corp. Ltd.	136	1,077
Hindustan Unilever Ltd.	199	3,329
Housing Development Finance Corp.	462	11,575
ICICI Bank Ltd.	762	3,440
Idea Cellular Ltd.	463	612
IDFC Bank Ltd.	448	381
Indiabulls Housing Finance Ltd.	103	1,721
Indian Oil Corp. Ltd.	171	1,020
Infosys Ltd.	565	8,200
ITC Ltd.	1,051	5,280
JSW Steel Ltd.	236	744
Larsen & Toubro Ltd.	96	2,524
LIC Housing Finances Ltd.	92	1,060
Lupin Ltd.	73	1,203
Mahindra & Mahindra Financial Services Ltd.	89	479
Mahindra & Mahindra Ltd.	109	2,287
Marico Ltd.	133	649
Maruti Suzuki India Ltd.	33	3,672
Motherson Sumi Systems Ltd.	140	1,005
Nestle India Ltd.	7	706
NTPC Ltd.	512	1,262
Oil & Natural Gas Corp. Ltd.	424	1,035
Piramal Healthcare Ltd.	26	1,111
Power Finance Corp. Ltd.	226	431
Reliance Industries Ltd.	399	8,538
Rural Electrification Corp. Ltd.	214	571
Sesa Sterlite Ltd.	443	1,716
Shree Cement Ltd.	3	711
Shriram Transport Finance Co. Ltd.	43	664
Siemens Ltd.	17	362
State Bank of India	498	2,116
Sun Pharmaceutical Industries Ltd.	290	2,501
Tata Consultancy Services Ltd.	145	5,294
Tata Motors Ltd.	469	3,131
Tata Motors Ltd. - Class A	144	587
Tata Power Co. Ltd.	313	391
Tata Steel Ltd.	82	699
Tech Mahindra Ltd.	128	756
Titan Industries Ltd.	102	826
Ultratech Cement Ltd.	26	1,626
United Phosphorus Ltd.	109	1,425
United Spirits Ltd. (a)	21	783
Wipro Ltd.	344	1,378
Yes Bank Ltd.	104	2,356
Zee Entertainment Enterprises Ltd.	159	1,212
		127,845
Indonesia 2.4%
Adaro Energy Tbk PT	4,418	526
AKR Corporindo Tbk PT	642	314
Astra International Tbk PT	6,159	4,132
Bank Central Asia Tbk PT	3,047	4,159
Bank Danamon Indonesia Tbk PT - Class A	1,222	470
Bank Mandiri Persero Tbk PT	2,755	2,637
Bank Negara Indonesia Persero Tbk PT	2,212	1,095
Bank Rakyat Indonesia Persero Tbk PT	3,332	3,815
Bumi Serpong Damai PT	3,055	419
Charoen Pokphand Indonesia Tbk PT	2,150	513
Gudang Garam Tbk PT	137	804
Hanjaya Mandala Sampoerna Tbk PT	2,981	859
Indofood CBP Sukses Makmur Tbk PT	793	523
Indofood Sukses Makmur Tbk	1,279	827
Jasa Marga Persero Tbk PT	678	272
Kalbe Farma Tbk PT	5,653	690
Lippo Karawaci Tbk PT	4,014	199
Matahari Department Store Tbk PT	720	766
Media Nusantara Citra Tbk PT	2,315	319
Pakuwon Jati Tbk PT	7,465	345
Perusahaan Gas Negara PT	3,221	544
PT Indocement Tunggal Prakarsa Tbk	609	840
Semen Gresik Persero Tbk PT	926	694
Summarecon Agung Tbk PT	2,328	225
Surya Citra Media Tbk PT	2,029	394
Telekomunikasi Indonesia Persero Tbk PT - Class B	15,119	5,118
Tower Bersama Infrastructure Tbk PT	568	290
Unilever Indonesia Tbk PT	478	1,747
United Tractors Tbk PT	543	1,118
Waskita Karya Persero Tbk PT	1,536	268
XL Axiata Tbk PT (a)	943	241
		35,163
Malaysia 2.4%
AirAsia BHD	500	379
Alliance Financial Group Bhd	398	357
AMMB Holdings Bhd	527	600
Astro Malaysia Holdings Bhd	384	226
Axiata Group Bhd	790	888
British American Tobacco Malaysia Bhd	48	488
CIMB Group Holdings Bhd	1,137	1,746
Dialog Group BHD	791	354
DiGi.Com Bhd	973	1,132
Felda Global Ventures Holdings Bhd	506	202
Gamuda Bhd	557	713
Genting Bhd	676	1,481

See accompanying Notes to Financial Statements.

70

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Genting Malaysia Bhd	960	1,230
Genting Plantations Bhd	46	119
HAP Seng Consolidated Bhd	212	457
Hartalega Holdings Bhd	175	300
Hong Leong Bank Bhd	233	852
Hong Leong Financial Group Bhd	93	364
IHH Healthcare Bhd	702	940
IJM Corp. Bhd	796	641
IOI Corp.	570	592
IOI Properties Group Sdn Bhd	494	253
Kuala Lumpur Kepong Bhd	145	840
Malayan Banking Bhd	1,133	2,544
Malaysia Airports Holdings Bhd	307	612
Maxis Bhd	541	699
MISC Bhd	333	579
Petronas Chemicals Group Bhd	801	1,328
Petronas Dagangan Bhd	53	296
Petronas Gas BHD	202	875
PPB Group Bhd	125	500
Public Bank Bhd	907	4,298
RHB Bank Bhd	269	317
RHB Bank Bhd (c)	124	—
Sapura Energy Bhd	1,170	435
Sime Darby Bhd	735	1,626
Telekom Malaysia Bhd	371	575
Tenaga Nasional Bhd	1,000	3,294
UMW Holdings Bhd (a)	120	167
Westports Holdings Bhd	357	303
YTL Corp. Bhd	994	338
YTL Power International Bhd	828	280
		34,220
Mexico 3.4%
Alfa SAB de CV - Class A	954	1,353
America Movil SAB de CV - Class L	10,148	8,164
Arca Continental SAB de CV	134	1,006
Cemex SAB de CV - Series A (a) (d)	4,477	4,206
Coca-Cola Femsa SAB de CV - Class L	161	1,366
El Puerto de Liverpool SAB de CV - Class C-1	60	476
Fibra Uno Administracion SA de CV	826	1,567
Fomento Economico Mexicano SAB de CV	600	5,905
Gentera SAB de CV	372	558
Gruma SAB de CV - Class B	69	902
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	120	1,354
Grupo Aeroportuario del Sureste SAB de CV - Class B	66	1,388
Grupo Bimbo SAB de CV - Class A	449	1,127
Grupo Carso SAB de CV - Class A-1	146	613
Grupo Financiero Banorte SAB de CV - Class O	765	4,864
Grupo Financiero Inbursa SAB de CV - Class O	669	1,142
Grupo Financiero Santander Mexico SAB de CV - Class B	548	1,060
Grupo Lala SAB de CV - Class B	214	392
Grupo Mexico SAB de CV - Class B	1,155	3,249
Industrias Penoles SAB de CV	43	968
Infraestructura Energetica Nova SAB de CV - Class I	176	938
Kimberly-Clark de Mexico SAB de CV - Class A	449	949
Mexichem SAB de CV	308	827
OHL Mexico SAB de CV	188	271
Promotora y Operadora de Infraestructura SAB de CV	73	876
Southern Copper Corp.	26	911
Wal-Mart de Mexico SAB de CV	1,599	3,711
		50,143
Netherlands 0.3%
Steinhoff International Holdings NV	905	4,652
Pakistan 0.1%
Engro Corp. Ltd.	77	239
Habib Bank Ltd.	177	455
Lucky Cement Ltd.	34	274
MCB Bank Ltd.	119	238
Oil & Gas Development Co. Ltd.	280	376
United Bank Ltd.	208	467
		2,049
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	55	634
Credicorp Ltd.	21	3,749
		4,383
Philippines 1.2%
Aboitiz Equity Ventures Inc.	540	815
Aboitiz Power Corp.	378	291
Alliance Global Group Inc.	1,549	440
Ayala Corp.	69	1,172
Ayala Land Inc.	2,256	1,778
Bank of the Philippine Islands	262	540
BDO Unibank Inc.	583	1,433
DMCI Holdings Inc.	1,638	458
Energy Development Corp.	3,263	392
Globe Telecom Inc.	10	418
GT Capital Holdings Inc.	30	710
International Container Terminal Services Inc.	124	241
JG Summit Holdings Inc.	845	1,357
Jollibee Foods Corp.	129	520
Megaworld Corp.	4,177	358
Metro Pacific Investments Corp.	4,659	591
Metropolitan Bank & Trust Co.	237	412
PLDT Inc.	28	992
Robinsons Land Corp.	618	298
Security Bank Corp.	58	248
SM Investments Corp.	64	1,022
SM Prime Holdings Inc.	2,561	1,676
Universal Robina Corp.	260	842
		17,004
Poland 1.3%
Alior Bank SA (a)	27	453
Bank Handlowy w Warszawie SA	7	134
Bank Millennium SA (a)	129	260
Bank Pekao SA	48	1,616
Bank Zachodni WBK SA	10	965
CCC SA	10	581
Cyfrowy Polsat SA	64	428
Eurocash SA	18	153
Grupa Azoty SA	10	178
Grupa Lotos SA	30	418
Jastrzebska Spolka Weglowa SA (a)	19	390
KGHM Polska Miedz SA	41	1,243
LPP SA	—	699
mBank (a)	5	593
PGE SA	278	908
Polski Koncern Naftowy Orlen S.A.	94	2,829
Polskie Gornictwo Naftowe i Gazownictwo SA	510	872
Powszechna Kasa Oszczednosci Bank Polski SA	291	2,711
Powszechny Zaklad Ubezpieczen SA	192	2,316
Synthos SA	234	306
Tauron Polska Energia SA (a)	420	407
Telekomunikacja Polska SA	164	227
		18,687
Qatar 0.7%
Barwa Real Estate Co.	47	412
Commercial Bank of Qatar QSC (a)	69	574
Doha Bank QSC	42	349
Ezdan Holding Group QSC	246	845
Industries Qatar QSC	49	1,287
Masraf Al Rayan	104	1,122
Ooredoo QSC	24	591
Qatar Electricity & Water Co.	9	444
Qatar Gas Transport Co. Ltd.	82	382
Qatar Insurance Co.	39	712
Qatar Islamic Bank SAQ	16	393
Qatar National Bank	73	2,521
		9,632
Romania 0.1%
New Europe Property Investments Plc	76	955
Russian Federation 3.0%
Alrosa AO	751	1,103
Gazprom OAO	3,279	6,594
Inter RAO UES PJSC	8,873	577
Lukoil OAO	130	6,327

See accompanying Notes to Financial Statements.

71

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Magnit PJSC - GDR	93	3,176
MMC Norilsk Nickel OJSC	18	2,409
Mobile Telesystems PJSC - ADR	149	1,249
Moscow Exchange MICEX-RTS OAO	463	822
NovaTek PJSC - GDR	28	3,151
Novolipetsk Steel PJSC	391	766
Phosagro OAO - GDR	29	387
Rosneft PJSC	383	2,103
Rostelecom PJSC	251	304
RusHydro JSC	39,761	538
Sberbank of Russia	3,374	8,361
Severstal PAO	57	753
Sistema JSFC - GDR	45	188
Surgutneftegas OAO	1,865	812
Tatneft OAO	462	2,947
VTB Bank OJSC	1,641,485	1,785
		44,352
South Africa 6.1%
Anglo American Platinum Ltd. (a) (b)	17	395
AngloGold Ashanti Ltd.	137	1,334
Aspen Pharmacare Holdings Ltd.	115	2,521
Barclays Africa Group Ltd.	215	2,364
Bid Corp. Ltd.	99	2,272
Bidvest Group Ltd.	109	1,308
Brait SA	118	546
Capitec Bank Holdings Ltd.	11	670
Coronation Fund Managers Ltd.	80	399
Discover Ltd.	106	1,039
Exxaro Resources Ltd.	61	432
FirstRand Ltd.	1,023	3,691
Fortress Income Fund Ltd. - Class A	357	467
Fortress Income Fund Ltd. - Class B	267	710
Foschini Group Ltd.	69	725
Gold Fields Ltd.	267	918
Growthpoint Properties Ltd.	644	1,207
Hyprop Investments Ltd.	72	639
Impala Platinum Holdings Ltd. (a)	180	510
Imperial Holdings Ltd.	44	539
Investec Ltd.	83	614
Liberty Holdings Ltd.	28	246
Life Healthcare Group Holdings Ltd.	371	728
Massmart Holdings Ltd.	28	225
MMI Holdings Ltd.	324	501
Mondi Ltd.	38	997
Mr Price Group Ltd. (b)	74	882
MTN Group Ltd. (b)	519	4,525
Naspers Ltd. - Class N	135	26,447
Nedbank Group Ltd.	66	1,050
Netcare Ltd.	298	586
Pick n Pay Stores Ltd.	114	516
Pioneer Foods Ltd.	39	404
PSG Group Ltd.	33	598
Rand Merchant Investment Holdings Ltd.	204	609
Redefine Properties Ltd.	1,528	1,229
Remgro Ltd.	157	2,570
Resilient REIT Ltd.	86	800
RMB Holdings Ltd.	192	864
Sanlam Ltd.	412	2,042
Sappi Ltd.	163	1,091
Sasol Ltd.	170	4,776
Shoprite Holdings Ltd.	138	2,105
Sibanye Gold Ltd. (b)	545	626
Spar Group Ltd.	56	660
Standard Bank Group Ltd.	403	4,451
Telkom SA Ltd.	84	398
Tiger Brands Ltd.	55	1,553
Truworths International Ltd. (b)	136	745
Vodacom Group Ltd. (b)	161	2,026
Woolworths Holdings Ltd.	300	1,418
		88,968
South Korea 14.6%
Amorepacific Corp.	10	2,726
AMOREPACIFIC Group	8	946
BGF retail Co. Ltd.	7	607
BNK Financial Group Inc.	77	735
Celltrion Inc. (a)	25	2,518
Cheil Worldwide Inc.	23	377
CJ CheilJedang Corp.	2	706
CJ Corp.	4	718
CJ E&M Corp.	5	351
CJ Korea Express Co. Ltd. (a)	2	381
Coway Co. Ltd.	16	1,498
Daelim Industrial Co. Ltd.	8	618
Daewoo Engineering & Construction Co. Ltd. (a)	45	298
Daum Communications Corp.	11	954
DGB Financial Group Inc.	53	545
Dongbu Insurance Co. Ltd.	16	961
Dongsuh Cos. Inc.	12	314
Doosan Bobcat Inc.	9	268
Doosan Heavy Industries and Construction Co. Ltd.	14	250
E-Mart Co. Ltd.	7	1,393
GS Engineering & Construction Corp. (a)	17	449
GS Holdings Corp.	15	893
GSretail Co. Ltd.	9	415
Hana Financial Group Inc.	95	3,767
Hankook Tire Co. Ltd.	24	1,337
Hanmi Pharm Co. Ltd.	2	698
Hanmi Science Co. Ltd. (a)	5	396
Hanon Systems	54	491
Hanssem Co. Ltd.	3	477
Hanwha Chem Corp.	30	797
Hanwha Corp.	11	450
Hanwha Techwin Co. Ltd.	11	437
Honam Petrochemical Corp.	4	1,315
Hotel Shilla Co. Ltd.	11	553
Hyosung Corp.	7	1,029
Hyundai Department Store Co. Ltd.	5	519
Hyundai Development Co.	19	775
Hyundai Engineering & Construction Co. Ltd.	21	832
Hyundai Glovis Co. Ltd.	6	841
Hyundai Heavy Industries Co. Ltd. (a)	10	1,513
Hyundai Marine & Fire Insurance Co. Ltd.	19	671
Hyundai Mobis	20	4,476
Hyundai Motor Co.	47	6,482
Hyundai Robotics Co. Ltd. (a)	2	707
Hyundai Steel Co.	24	1,320
Hyundai Wia Corp.	5	313
Industrial Bank of Korea	85	1,064
Kangwon Land Inc.	37	1,112
KB Financial Group Inc.	119	6,031
KCC Corp.	2	717
KEPCO Plant Service & Engineering Co. Ltd.	8	294
Kia Motors Corp.	77	2,584
Korea Aerospace Industries Ltd.	23	1,128
Korea Electric Power Corp.	83	2,967
Korea Gas Corp.	11	494
Korea Investment Holdings Co. Ltd.	12	733
Korea Life Insurance Co. Ltd.	85	515
Korea Zinc Co. Ltd.	3	1,036
Korean Air Lines Co. Ltd. (a)	16	538
KT Corp. - ADR	17	276
KT&G Corp.	36	3,656
Kumho Petro chemical Co. Ltd.	4	279
LG Chem Ltd.	14	3,611
LG Corp.	30	2,009
LG Display Co. Ltd.	71	2,309
LG Electronics Inc.	32	2,278
LG Household & Health Care Ltd.	3	2,475
LG Innotek Co. Ltd.	5	702
LG Uplus Corp.	36	497
Lotte Chilsung Beverage Co. Ltd.	—	301
Lotte Confectionery Co. Ltd.	2	345
Lotte Shopping Co. Ltd.	4	1,036
Medy-Tox Inc.	1	563
Mirae Asset Daewoo Co. Ltd.	108	1,049
NCSoft Corp.	5	1,810
Netmarble Games Corp. (a)	6	790
NHN Corp.	9	6,339
OCI Co. Ltd.	5	413
Orion Corp. (c)	1	854
Ottogi Corp.	—	270

See accompanying Notes to Financial Statements.

72

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

POSCO	23	5,689
Posco Daewoo Corp.	10	195
S1 Corp.	6	504
Samsung Biologics Co. Ltd. (a)	5	1,168
Samsung C&T Corp	24	3,049
Samsung Card Co. Ltd.	12	412
Samsung Electro-Mechanics Co. Ltd.	17	1,526
Samsung Electronics Co. Ltd.	30	62,701
Samsung Fire & Marine Insurance Co. Ltd.	10	2,366
Samsung Heavy Industries Co. Ltd. (a)	80	868
Samsung Life Insurance Co. Ltd.	22	2,282
Samsung SDI Co Ltd.	17	2,550
Samsung SDS Co. Ltd.	10	1,631
Samsung Securities Co. Ltd.	19	688
Shinhan Financial Group Co. Ltd.	129	5,580
Shinsegae Co. Ltd.	2	480
SK C&C Co. Ltd.	10	2,412
SK Hynix Inc.	178	10,531
SK Innovation Co. Ltd.	19	2,643
SK Networks Co. Ltd.	39	214
SK Telecom Co. Ltd.	7	1,520
S-Oil Corp.	13	1,122
Stx Pan Ocean Co. Ltd. (a)	54	249
Woori Bank	97	1,574
Woori Investment & Securities Co. Ltd.	45	588
Yuhan Corp.	3	580
		213,314
Taiwan 12.3%
Acer Inc. (b)	918	483
Advanced Semiconductor Engineering Inc.	2,004	2,578
Advantech Co. Ltd. (b)	105	743
Asia Cement Corp.	782	672
Asia Pacific Telecom Co. Ltd. (a)	741	267
Asustek Computer Inc.	220	2,083
AU Optronics Corp. (b)	2,792	1,283
Catcher Technology Co. Ltd. (b)	197	2,362
Cathay Financial Holding Co. Ltd.	2,421	3,997
Chailease Holding Co. Ltd.	341	954
Chang Hwa Commercial Bank	1,400	803
Cheng Shin Rubber Industry Co. Ltd.	623	1,327
Chicony Electronics Co. Ltd.	175	443
Chimei Innolux Corp. (b)	2,747	1,444
China Airlines Ltd.	783	238
China Development Financial Holding Corp.	4,139	1,204
China Life Insurance Co. Ltd.	1,140	1,137
China Steel Corp.	3,882	3,161
Chinatrust Financial Holding Co. Ltd.	5,381	3,538
Chunghwa Telecom Co. Ltd.	1,159	4,118
Compal Electronics Inc.	1,118	755
Delta Electronics Inc.	593	3,249
E. Sun Financial Holding Co. Ltd.	2,546	1,567
Eclat Textile Co. Ltd.	54	661
Eva Airways Corp.	430	213
Evergreen Marine Corp Taiwan Ltd. (a)	613	313
Far Eastern New Century Corp.	902	735
Far EasTone Telecommunications Co. Ltd.	502	1,279
Feng Tay Enterprise Co. Ltd.	111	493
First Financial Holding Co. Ltd.	2,666	1,785
Formosa Chemicals & Fibre Corp.	909	2,853
Formosa Petrochemical Corp.	429	1,484
Formosa Plastics Corp.	1,294	3,947
Formosa Taffeta Co. Ltd.	148	149
Foxconn Technology Co. Ltd. (b)	315	953
Fubon Financial Holding Co. Ltd.	2,084	3,330
Giant Manufacturing Co. Ltd.	91	521
Globalwafers Co. Ltd.	38	268
Highwealth Construction Corp.	256	425
Hiwin Technologies Corp.	65	440
Hon Hai Precision Industry Co. Ltd.	4,832	18,644
Hotai Motor Co. Ltd.	81	1,017
HTC Corp. (a)	209	501
Hua Nan Financial Holdings Co. Ltd.	2,059	1,196
Inventec Co. Ltd.	823	673
Largan Precision Co. Ltd.	31	4,973
Lite-On Technology Corp.	658	1,082
MediaTek Inc.	463	3,976
Mega Financial Holdings Co. Ltd.	3,288	2,737
Merida Industry Co. Ltd.	76	407
Micro-Star International Co. Ltd.	191	445
Nan Ya Plastics Corp.	1,460	3,626
Nanya Technology Corp.	220	399
Nien Made Enterprise Co. Ltd.	57	635
Novatek Microelectronics Corp.	208	843
OBI Pharma Inc. (a)	40	319
Pegatron Corp.	592	1,860
Phison Electronics Corp.	53	658
Pou Chen Corp.	607	842
Powertech Technology Inc.	250	776
President Chain Store Corp.	169	1,522
Quanta Computer Inc.	823	1,953
Realtek Semiconductor Corp.	137	495
Ruentex Development Co. Ltd. (a)	192	217
Ruentex Industries Ltd.	151	226
Shin Kong Financial Holding Co. Ltd.	2,177	582
Siliconware Precision Industries Co.	678	1,096
SinoPac Financial Holdings Co. Ltd.	3,123	955
Standard Foods Corp.	200	538
Synnex Technology International Corp.	476	534
TaiMed Biologics Inc. (a)	55	335
Taishin Financial Holding Co. Ltd.	2,597	1,184
Taiwan Business Bank	1,044	292
Taiwan Cement Corp.	1,065	1,234
Taiwan Cooperative Financial Holding	2,110	1,121
Taiwan Fertilizer Co. Ltd.	219	291
Taiwan High Speed Rail Corp.	610	511
Taiwan Mobile Co. Ltd.	489	1,840
Taiwan Semiconductor Manufacturing Co. Ltd.	7,575	52,009
Teco Electric and Machinery Co. Ltd.	592	570
Transcend Information Inc.	54	181
Uni-President Enterprises Corp.	1,490	2,994
United Microelectronics Corp.	3,425	1,665
Vanguard International Semiconductor Corp.	333	657
Wistron Corp.	707	722
WPG Holdings Co. Ltd.	421	562
Yuanta Financial Holding Co. Ltd.	2,871	1,266
Yulon Motor Co. Ltd.	266	239
Zhen Ding Technology Holding Ltd.	125	297
		179,952
Thailand 2.1%
Advanced Info Service PCL - NVDR	314	1,641
Advanced Info Service PCL	19	101
Airports of Thailand PCL - NVDR	1,418	1,974
Bangkok Bank PCL - NVDR	26	142
Bangkok Bank PCL	32	185
Bangkok Dusit Medical Services PCL - NVDR	1,242	703
Bangkok Expressway & Metro PCL - NVDR	1,682	370
Banpu PCL	128	63
Banpu PCL - NVDR	599	294
BEC World PCL - NVDR	378	234
BEC World PCL	73	45
Berli Jucker PCL - NVDR	358	505
BTS Group Holdings PCL - NVDR	1,366	342
Bumrungrad Hospital PCL - NVDR	114	573
Central Pattana PCL - NVDR	334	682
Charoen Pokphand Foods PCL	129	94
Charoen Pokphand Foods PCL - NVDR	886	648
CP ALL PCL - NVDR	1,362	2,518
CP ALL PCL	196	363
Delta Electronics Thailand PCL - NVDR	179	456
Electricity Generating PCL - NVDR	27	171
Energy Absolute PCL - NVDR	410	417
Glow Energy PCL - NVDR	102	237
Glow Energy PCL	12	27
Home Product Center PCL - NVDR	1,289	365
Indorama Ventures PCL - NVDR	414	464
IRPC PCL	198	31
IRPC PCL - NVDR	2,019	319
Kasikornbank PCL	25	149
Kasikornbank PCL - NVDR	501	2,937
KCE Electronics PCL - NVDR	61	197
Krung Thai Bank PCL	61	34
Krung Thai Bank PCL	244	135

See accompanying Notes to Financial Statements.

73

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Krung Thai Bank PCL - NVDR	931	516
Minor International PCL - NVDR	708	840
PTT Exploration & Production PCL - NVDR	360	918
PTT Exploration & Production PCL	83	212
PTT Global Chemical PCL - NVDR	684	1,385
PTT Global Chemical PCL	44	90
PTT PCL - NVDR	284	3,100
PTT PCL	44	477
Robinson Public Co. - NVDR	104	179
Siam Cement PCL - NVDR	115	1,712
Siam Commercial Bank PCL	39	178
Siam Commercial Bank PCL - NVDR	486	2,228
Thai Oil PCL - NVDR	179	418
Thai Oil PCL	35	81
Thai Union Frozen Products PCL - NVDR	602	374
TMB Bank PCL - NVDR	5,376	365
True Corp PCL - NVDR (a)	3,615	661
		31,150
Turkey 1.2%
Akbank T.A.S.	705	1,969
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	308
Arcelik A/S	81	602
Aselsan Elektronik Sanayi Ve Ticaret A/S - Class B	80	499
BIM Birlesik Magazalar A/S	64	1,190
Coca-Cola Icecek A/S	20	226
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	606	508
Eregli Demir ve Celik Fabrikalari TAS	374	752
Ford Otomotiv Sanayi A/S	30	369
Haci Omer Sabanci Holding A/S	262	815
KOC Holding A/S	255	1,173
Petkim Petrokimya Holding AS	264	456
TAV Havalimanlari Holding A/S	63	341
Tofas Turk Otomobil Fabrikasi A/S	45	367
Tupras Turkiye Petrol Rafinerileri A/S	39	1,109
Turk Hava Yollari (a)	107	244
Turk Telekomunikasyon A/S (a)	112	198
Turkcell Iletisim Hizmet A/S	246	810
Turkiye Garanti Bankasi A/S	721	2,011
Turkiye Halk Bankasi A/S	193	724
Turkiye Is Bankasi - Class C	502	1,066
Turkiye Sise ve Cam Fabrikalari A/S	203	266
Turkiye Vakiflar Bankasi Tao	232	428
Ulker Biskuvi Sanayi A/S	35	221
Yapi ve Kredi Bankasi A/S (a)	314	401
		17,053
United Arab Emirates 0.7%
Abu Dhabi Commercial Bank PJSC	631	1,203
Aldar Properties PJSC	993	621
DAMAC Properties Dubai Co. PJSC	449	385
DP World Ltd.	54	1,137
Dubai Islamic Bank PJSC	323	500
DXB Entertainments PJSC (a)	992	204
Emaar Malls Group PJSC	605	416
Emaar Properties PJSC	1,066	2,255
Emirates Telecommunications Group Co. PJSC	540	2,539
First Abu Dhabi Bank PJSC	446	1,274
		10,534
Total Common Stocks (cost $1,283,371)		1,384,742
PREFERRED STOCKS 4.1%
Brazil 2.7%
Banco Bradesco SA (d)	940	7,989
Braskem SA - Series A	47	488
Centrais Eletricas Brasileiras SA - Series B (a)	67	329
Cia Brasileira de Distribuicao Grupo Pao de Acucar	48	935
Cia Energetica de Minas Gerais	258	627
Cia Paranaense de Energia - Series B	37	277
Gerdau SA	296	921
Itau Unibanco Holding SA (d)	1,005	11,143
Itausa - Investimentos Itau SA	1,264	3,441
Lojas Americanas SA (d)	243	1,020
Petroleo Brasileiro SA (a) (d)	1,215	4,557
Suzano Papel e Celulose SA - Series A	116	498
Telefonica Brasil SA	127	1,721
Vale SA - Class A	601	4,887
		38,833
Chile 0.1%
Embotelladora Andina SA - Series B	61	257
Sociedad Quimica y Minera de Chile SA - Series B	32	1,048
		1,305
Colombia 0.2%
Bancolombia SA	144	1,600
Grupo Aval Acciones y Valores	1,078	444
Grupo de Inversiones Suramericana SA	42	538
		2,582
India 0.0%
Vedanta Ltd., 7.50%, 10/26/18 (c)	569	88
Mexico 0.2%
Grupo Televisa SAB (d)	740	3,606
Russian Federation 0.1%
AK Transneft OAO	—	398
Surgutneftegas OAO	2,210	1,067
		1,465
South Korea 0.8%
Amorepacific Corp.	2	363
Hyundai Motor Co.	8	744
Hyundai Motor Co.	13	1,276
LG Chem Ltd.	2	431
LG Household & Health Care Ltd.	1	427
Samsung Electronics Co. Ltd.	5	8,879
		12,120
Total Preferred Stocks (cost $62,241)		59,999
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	8,740	8,740
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (e) (f)	11,924	11,924
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (g)	820	816
Total Short Term Investments (cost $21,480)		21,480
Total Investments 100.5% (cost $1,367,092)		1,466,221
Other Derivative Instruments 0.0%		108
Other Assets and Liabilities, Net (0.5)%		(7,416)
Total Net Assets 100.0%		$1,458,913

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(g) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital S&P 500 Index Fund
COMMON STOCKS 97.5%
Consumer Discretionary 12.0%
Advance Auto Parts Inc.	26	$3,007
Amazon.com Inc. (a)	131	126,693
AutoNation Inc. (a) (b)	24	1,003
AutoZone Inc. (a)	9	5,327
Bed Bath & Beyond Inc.	47	1,413
Best Buy Co. Inc.	88	5,036
BorgWarner Inc.	63	2,663
Carmax Inc. (a) (b)	60	3,756
Carnival Plc	137	8,994
CBS Corp. - Class B	122	7,786
Charter Communications Inc. - Class A (a)	71	23,831

See accompanying Notes to Financial Statements.

74

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Chipotle Mexican Grill Inc. (a) (b)	9	3,885
Coach Inc.	93	4,388
Comcast Corp. - Class A	1,561	60,770
D.R. Horton Inc.	118	4,068
Darden Restaurants Inc.	39	3,570
Delphi Automotive Plc	88	7,749
Discovery Communications Inc. - Class A (a) (b)	54	1,391
Discovery Communications Inc. - Class C (a)	67	1,687
DISH Network Corp. - Class A (a)	74	4,620
Dollar General Corp.	83	6,006
Dollar Tree Inc. (a)	77	5,411
Expedia Inc.	40	5,883
Foot Locker Inc.	42	2,068
Ford Motor Co.	1,283	14,355
Gap Inc. (b)	81	1,784
Garmin Ltd. (b)	41	2,106
General Motors Co.	453	15,823
Genuine Parts Co.	48	4,466
Goodyear Tire & Rubber Co.	79	2,779
H&R Block Inc.	68	2,110
HanesBrands Inc. (b)	119	2,763
Harley-Davidson Inc. (b)	56	3,024
Hasbro Inc. (b)	36	4,031
Hilton Worldwide Holdings Inc.	68	4,181
Home Depot Inc.	395	60,528
Interpublic Group of Cos. Inc.	125	3,066
Kohl's Corp.	55	2,131
Leggett & Platt Inc.	47	2,495
Lennar Corp. - Class A	65	3,448
Limited Brands Inc.	78	4,190
LKQ Corp. (a)	108	3,565
Lowe's Cos. Inc.	285	22,081
Macy's Inc.	96	2,233
Marriott International Inc. - Class A	103	10,359
Mattel Inc.	108	2,327
McDonald's Corp.	269	41,269
Michael Kors Holdings Ltd. (a)	50	1,824
Mohawk Industries Inc. (a)	22	5,307
Netflix Inc. (a)	142	21,145
Newell Brands Inc.	158	8,486
News Corp. - Class A	135	1,845
News Corp. - Class B	37	517
Nike Inc. - Class B (b)	436	25,716
Nordstrom Inc. (b)	35	1,673
Omnicom Group Inc.	77	6,376
O'Reilly Automotive Inc. (a)	30	6,578
Priceline Group Inc. (a)	16	30,254
Pulte Homes Inc.	89	2,191
PVH Corp.	25	2,853
Ralph Lauren Corp. - Class A (b)	21	1,537
Ross Stores Inc.	129	7,468
Royal Caribbean Cruises Ltd.	55	6,052
Scripps Networks Interactive Inc. - Class A (b)	33	2,259
Signet Jewelers Ltd. (b)	25	1,581
Staples Inc.	235	2,371
Starbucks Corp.	479	27,954
Target Corp.	183	9,550
Tiffany & Co.	35	3,241
Time Warner Inc.	255	25,573
TJX Cos. Inc.	214	15,466
Tractor Supply Co.	41	2,234
TripAdvisor Inc. (a) (b)	41	1,581
Twenty-First Century Fox Inc. - Class A	346	9,795
Twenty-First Century Fox Inc. - Class B	172	4,788
Ulta Beauty Inc. (a)	19	5,508
Under Armour Inc. - Class A (a) (b)	63	1,375
Under Armour Inc. - Class C (a) (b)	64	1,282
VF Corp.	109	6,255
Viacom Inc. - Class B	113	3,791
Walt Disney Co.	479	50,866
Whirlpool Corp.	24	4,626
Wyndham Worldwide Corp.	33	3,338
Wynn Resorts Ltd.	28	3,797
Yum! Brands Inc.	110	8,134
		841,306
Consumer Staples 8.8%
Altria Group Inc.	638	47,525
Archer-Daniels-Midland Co.	187	7,756
Brown-Forman Corp. - Class B	56	2,707
Campbell Soup Co.	69	3,583
Church & Dwight Co. Inc.	83	4,283
Clorox Co.	42	5,601
Coca-Cola Co.	1,272	57,033
Colgate-Palmolive Co.	290	21,522
ConAgra Brands Inc.	135	4,845
Constellation Brands Inc. - Class A	57	10,987
Costco Wholesale Corp.	144	23,088
Coty Inc. - Class A	168	3,145
CVS Health Corp.	337	27,145
Dr. Pepper Snapple Group Inc.	60	5,468
Estee Lauder Cos. Inc. - Class A	73	6,995
General Mills Inc.	191	10,555
Hershey Co.	46	4,911
Hormel Foods Corp. (b)	95	3,245
JM Smucker Co.	38	4,475
Kellogg Co.	83	5,757
Kimberly-Clark Corp.	117	15,097
Kraft Heinz Foods Co.	196	16,792
Kroger Co.	303	7,074
McCormick & Co. Inc.	37	3,586
Molson Coors Brewing Co. - Class B	64	5,543
Mondelez International Inc. - Class A	502	21,683
Monster Beverage Corp. (a)	132	6,552
PepsiCo Inc.	471	54,428
Philip Morris International Inc.	512	60,181
Procter & Gamble Co.	844	73,537
Reynolds American Inc.	272	17,684
Sysco Corp.	163	8,210
Tyson Foods Inc. - Class A	94	5,892
Walgreens Boots Alliance Inc.	280	21,962
Wal-Mart Stores Inc.	488	36,894
Whole Foods Market Inc.	102	4,275
		620,016
Energy 5.9%
Anadarko Petroleum Corp.	184	8,324
Apache Corp.	124	5,966
Baker Hughes Inc.	140	7,609
Cabot Oil & Gas Corp.	164	4,125
Chesapeake Energy Corp. (a) (b)	263	1,309
Chevron Corp.	625	65,210
Cimarex Energy Co.	30	2,850
Concho Resources Inc. (a)	49	5,903
ConocoPhillips Co.	406	17,863
Devon Energy Corp.	172	5,501
EOG Resources Inc.	190	17,166
EQT Corp.	61	3,571
Exxon Mobil Corp.	1,398	112,861
Halliburton Co.	285	12,167
Helmerich & Payne Inc. (b)	38	2,047
Hess Corp.	93	4,097
Kinder Morgan Inc.	631	12,088
Marathon Oil Corp.	296	3,508
Marathon Petroleum Corp.	173	9,065
Murphy Oil Corp. (b)	52	1,334
National Oilwell Varco Inc.	123	4,048
Newfield Exploration Co. (a)	69	1,972
Noble Energy Inc.	151	4,268
Occidental Petroleum Corp.	251	15,040
Oneok Inc.	112	5,829
Phillips 66	145	11,982
Pioneer Natural Resources Co.	56	8,897
Range Resources Corp.	66	1,537
Schlumberger Ltd.	459	30,199
TechnipFMC Plc (a)	152	4,123
Tesoro Corp.	50	4,656
Transocean Ltd. (a) (b)	137	1,130
Valero Energy Corp.	148	9,990
Williams Cos. Inc.	271	8,207
		414,442

See accompanying Notes to Financial Statements.

75

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Financials 14.4%
Affiliated Managers Group Inc.	19	3,199
Aflac Inc.	132	10,239
Allstate Corp.	120	10,603
American Express Co.	249	20,969
American International Group Inc.	290	18,105
Ameriprise Financial Inc.	51	6,430
Aon Plc - Class A	86	11,466
Arthur J Gallagher & Co.	63	3,581
Assurant Inc.	17	1,770
Bank of America Corp.	3,284	79,664
Bank of New York Mellon Corp. (c)	341	17,399
BB&T Corp.	266	12,059
Berkshire Hathaway Inc. - Class B (a)	627	106,140
BlackRock Inc.	40	16,895
Capital One Financial Corp.	158	13,048
CBOE Holdings Inc.	33	2,999
Charles Schwab Corp.	399	17,154
Chubb Ltd.	153	22,267
Cincinnati Financial Corp. (b)	48	3,508
Citigroup Inc.	912	60,980
Citizens Financial Group Inc.	167	5,954
CME Group Inc.	112	13,977
Comerica Inc.	62	4,522
Discover Financial Services	127	7,869
E*TRADE Financial Corp. (a)	87	3,307
Essex Property Trust Inc.	21	5,481
Everest Re Group Ltd.	14	3,450
Fifth Third Bancorp	246	6,387
Franklin Resources Inc.	113	5,057
Goldman Sachs Group Inc.	122	27,041
Hartford Financial Services Group Inc.	123	6,443
Huntington Bancshares Inc.	352	4,764
Intercontinental Exchange Inc.	196	12,900
Invesco Ltd.	131	4,602
JPMorgan Chase & Co.	1,176	107,463
KeyCorp	361	6,774
Leucadia National Corp.	102	2,669
Lincoln National Corp.	73	4,942
Loews Corp.	95	4,456
M&T Bank Corp.	51	8,193
Marsh & McLennan Cos. Inc.	169	13,191
MetLife Inc.	357	19,639
Moody's Corp.	54	6,622
Morgan Stanley	472	21,054
NASDAQ Inc.	41	2,903
Navient Corp.	88	1,466
Northern Trust Corp.	71	6,854
People's United Financial Inc.	110	1,936
PNC Financial Services Group Inc.	160	19,959
Principal Financial Group Inc.	88	5,613
Progressive Corp.	191	8,402
Prudential Financial Inc.	141	15,283
Raymond James Financial Inc.	41	3,249
Regions Financial Corp.	395	5,781
S&P Global Inc.	85	12,391
State Street Corp.	118	10,577
SunTrust Banks Inc.	161	9,150
Synchrony Financial	253	7,539
T. Rowe Price Group Inc.	80	5,921
Torchmark Corp.	38	2,944
Travelers Cos. Inc.	92	11,624
U.S. Bancorp	524	27,194
Unum Group	73	3,398
Wells Fargo & Co.	1,482	82,123
Weyerhaeuser Co.	246	8,236
Willis Towers Watson Plc	42	6,072
XL Group Ltd.	84	3,694
Zions Bancorp	71	3,120
		1,010,661
Health Care 14.1%
Abbott Laboratories	572	27,827
AbbVie Inc.	524	38,023
Aetna Inc.	109	16,583
Agilent Technologies Inc.	106	6,260
Alexion Pharmaceuticals Inc. (a)	74	8,972
Align Technology Inc. (a)	25	3,740
Allergan Plc	110	26,803
AmerisourceBergen Corp.	54	5,109
Amgen Inc.	242	41,733
Anthem Inc.	87	16,346
Baxter International Inc.	160	9,659
Becton Dickinson & Co.	75	14,633
Biogen Inc. (a)	71	19,264
Boston Scientific Corp. (a)	448	12,415
Bristol-Myers Squibb Co.	544	30,293
Cardinal Health Inc.	104	8,065
Celgene Corp. (a)	258	33,453
Centene Corp. (a)	60	4,800
Cerner Corp. (a)	96	6,393
CIGNA Corp.	84	14,138
Cooper Cos. Inc.	17	4,144
CR Bard Inc.	24	7,465
Danaher Corp.	201	16,926
DaVita Inc. (a)	50	3,257
DENTSPLY SIRONA Inc.	75	4,836
Edwards Lifesciences Corp. (a)	70	8,241
Eli Lilly & Co.	319	26,283
Envision Healthcare Corp. (a)	42	2,608
Express Scripts Holding Co. (a)	199	12,707
Gilead Sciences Inc.	430	30,432
HCA Healthcare Inc. (a)	95	8,262
Henry Schein Inc. (a)	26	4,701
Hologic Inc. (a)	98	4,445
Humana Inc.	48	11,464
Idexx Laboratories Inc. (a)	29	4,610
Illumina Inc. (a)	48	8,333
Incyte Corp. (a)	55	6,987
Intuitive Surgical Inc. (a)	12	11,281
Johnson & Johnson	889	117,588
Laboratory Corp. of America Holdings (a)	35	5,467
Mallinckrodt Plc (a)	32	1,428
McKesson Corp.	70	11,456
Medtronic Plc	450	39,971
Merck & Co. Inc.	904	57,908
Mettler-Toledo International Inc. (a)	8	4,949
Mylan NV (a)	151	5,859
Patterson Cos. Inc. (b)	29	1,375
PerkinElmer Inc.	39	2,648
Perrigo Co. Plc	45	3,432
Pfizer Inc.	1,969	66,132
Quest Diagnostics Inc.	45	4,958
Regeneron Pharmaceuticals Inc. (a)	25	12,262
Stryker Corp.	102	14,114
Thermo Fisher Scientific Inc.	128	22,396
UnitedHealth Group Inc.	318	58,949
Universal Health Services Inc. - Class B	28	3,471
Varian Medical Systems Inc. (a)	29	3,039
Vertex Pharmaceuticals Inc. (a)	82	10,512
Waters Corp. (a)	26	4,772
Zimmer Biomet Holdings Inc.	66	8,474
Zoetis Inc. - Class A	161	10,074
		992,725
Industrials 10.0%
3M Co. (b)	197	41,044
Acuity Brands Inc.	15	3,145
Alaska Air Group Inc.	40	3,590
Allegion Plc	30	2,426
American Airlines Group Inc. (b)	165	8,323
AMETEK Inc.	74	4,503
Arconic Inc.	154	3,485
Boeing Co.	185	36,632
C.H. Robinson Worldwide Inc. (b)	50	3,424
Caterpillar Inc. (b)	194	20,885
Cintas Corp.	28	3,507
CSX Corp.	304	16,612
Cummins Inc.	51	8,233
Deere & Co.	96	11,896
Delta Air Lines Inc.	243	13,048
Dover Corp.	55	4,407
Eaton Corp. Plc	148	11,496

See accompanying Notes to Financial Statements.

76

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Emerson Electric Co.	212	12,636
Equifax Inc.	40	5,457
Expeditors International of Washington Inc.	57	3,231
Fastenal Co.	102	4,427
FedEx Corp.	81	17,513
Flowserve Corp. (b)	46	2,150
Fluor Corp.	47	2,137
Fortive Corp.	99	6,251
Fortune Brands Home & Security Inc.	54	3,545
General Dynamics Corp.	94	18,534
General Electric Co.	2,872	77,565
Honeywell International Inc.	252	33,522
IHS Markit Ltd. (a)	104	4,597
Illinois Tool Works Inc.	102	14,682
Ingersoll-Rand Plc	85	7,773
Jacobs Engineering Group Inc.	40	2,165
JB Hunt Transport Services Inc.	27	2,492
Johnson Controls International Plc	308	13,374
Kansas City Southern	34	3,537
L3 Technologies Inc.	25	4,214
Lockheed Martin Corp.	82	22,793
Masco Corp.	102	3,897
Nielsen Holdings Plc	109	4,218
Norfolk Southern Corp.	95	11,614
Northrop Grumman Systems Corp.	57	14,730
PACCAR Inc.	115	7,603
Parker Hannifin Corp.	44	6,987
Pentair Plc	53	3,538
Quanta Services Inc. (a)	56	1,849
Raytheon Co.	96	15,544
Republic Services Inc.	76	4,812
Robert Half International Inc.	39	1,892
Rockwell Automation Inc.	42	6,829
Rockwell Collins Inc.	53	5,545
Roper Industries Inc.	33	7,737
Snap-On Inc.	18	2,903
Southwest Airlines Co.	202	12,558
Stanley Black & Decker Inc.	50	7,042
Stericycle Inc. (a)	30	2,285
Textron Inc.	88	4,122
TransDigm Group Inc.	16	4,324
Union Pacific Corp.	268	29,155
United Continental Holdings Inc. (a)	94	7,065
United Parcel Service Inc. - Class B	227	25,068
United Rentals Inc. (a)	30	3,331
United Technologies Corp.	247	30,103
Verisk Analytics Inc. (a)	54	4,594
Waste Management Inc.	133	9,743
WW Grainger Inc. (b)	17	3,157
Xylem Inc.	63	3,504
		705,000
Information Technology 21.7%
Accenture Plc - Class A	205	25,326
Activision Blizzard Inc.	227	13,080
Adobe Systems Inc. (a)	163	23,054
Advanced Micro Devices Inc. (a) (b)	276	3,444
Akamai Technologies Inc. (a)	55	2,743
Alliance Data Systems Corp.	18	4,657
Alphabet Inc. - Class A (a)	98	91,285
Alphabet Inc. - Class C (a)	98	89,464
Amphenol Corp. - Class A	101	7,450
Analog Devices Inc.	119	9,297
Ansys Inc. (a)	28	3,432
Apple Inc.	1,720	247,764
Applied Materials Inc.	355	14,659
Autodesk Inc. (a)	64	6,471
Automatic Data Processing Inc.	148	15,117
Broadcom Ltd.	132	30,744
CA Inc.	109	3,758
Cisco Systems Inc.	1,648	51,583
Citrix Systems Inc. (a)	51	4,034
Cognizant Technology Solutions Corp. - Class A	194	12,911
Corning Inc.	305	9,153
CSRA Inc.	51	1,615
DXC Technology Co.	93	7,144
eBay Inc. (a)	332	11,596
Electronic Arts Inc. (a)	101	10,699
F5 Networks Inc. (a)	20	2,601
Facebook Inc. - Class A (a)	780	117,745
Fidelity National Information Services Inc.	108	9,217
Fiserv Inc. (a)	70	8,615
FLIR Systems Inc.	48	1,673
Gartner Inc. (a)	30	3,682
Global Payments Inc.	49	4,453
Harris Corp.	40	4,405
Hewlett Packard Enterprise Co.	547	9,070
HP Inc.	556	9,721
Intel Corp.	1,556	52,497
International Business Machines Corp.	282	43,447
Intuit Inc.	80	10,596
Juniper Networks Inc.	130	3,625
KLA-Tencor Corp.	51	4,661
Lam Research Corp.	53	7,556
MasterCard Inc. - Class A	310	37,646
Microchip Technology Inc. (b)	76	5,829
Micron Technology Inc. (a)	340	10,162
Microsoft Corp.	2,547	175,577
Motorola Solutions Inc.	53	4,637
NetApp Inc.	86	3,455
Nvidia Corp.	196	28,372
Oracle Corp.	991	49,685
Paychex Inc.	105	5,962
PayPal Holdings Inc. (a)	369	19,813
Qorvo Inc. (a)	40	2,530
QUALCOMM Inc.	486	26,826
Red Hat Inc. (a)	58	5,549
Salesforce.com Inc. (a)	221	19,097
Seagate Technology (b)	96	3,714
Skyworks Solutions Inc.	61	5,817
Symantec Corp.	203	5,732
Synopsys Inc. (a)	48	3,495
TE Connectivity Ltd.	117	9,171
Texas Instruments Inc.	329	25,294
Total System Services Inc.	59	3,428
VeriSign Inc. (a) (b)	32	2,965
Visa Inc. - Class A (b)	611	57,342
Western Digital Corp.	95	8,375
Western Union Co. (b)	152	2,903
Xerox Corp.	76	2,185
Xilinx Inc.	81	5,198
		1,524,803
Materials 2.8%
Air Products & Chemicals Inc.	71	10,221
Albemarle Corp.	37	3,863
Avery Dennison Corp.	32	2,827
Ball Corp.	120	5,063
CF Industries Holdings Inc. (b)	83	2,311
Dow Chemical Co.	371	23,384
Eastman Chemical Co.	47	3,981
Ecolab Inc.	86	11,448
EI du Pont de Nemours & Co.	286	23,085
FMC Corp.	42	3,099
Freeport-McMoRan Inc. - Class B (a)	436	5,233
International Flavors & Fragrances Inc.	25	3,396
International Paper Co.	135	7,637
LyondellBasell Industries NV - Class A	108	9,145
Martin Marietta Materials Inc.	22	4,901
Monsanto Co.	144	17,061
Mosaic Co.	119	2,710
Newmont Mining Corp.	174	5,643
Nucor Corp.	105	6,049
PPG Industries Inc.	84	9,281
Praxair Inc.	94	12,412
Sealed Air Corp.	69	3,101
Sherwin-Williams Co.	27	9,351
Vulcan Materials Co.	43	5,492
WestRock Co.	81	4,602
		195,296
Real Estate 2.6%
Alexandria Real Estate Equities Inc.	30	3,616
American Tower Corp.	140	18,583

See accompanying Notes to Financial Statements.

77

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Apartment Investment & Management Co. - Class A	55	2,367
AvalonBay Communities Inc.	45	8,663
Boston Properties Inc.	50	6,207
CBRE Group Inc. - Class A (a)	96	3,477
Crown Castle International Corp.	121	12,097
Digital Realty Trust Inc.	52	5,897
Equinix Inc.	26	10,952
Equity Residential Properties Inc.	120	7,930
Extra Space Storage Inc.	44	3,408
Federal Realty Investment Trust	25	3,111
GGP Inc.	192	4,534
HCP Inc.	163	5,199
Host Hotels & Resorts Inc.	240	4,384
Iron Mountain Inc.	85	2,930
Kimco Realty Corp.	135	2,477
Macerich Co.	38	2,208
Mid-America Apartment Communities Inc.	40	4,249
ProLogis Inc.	174	10,192
Public Storage	49	10,229
Realty Income Corp.	89	4,902
Regency Centers Corp.	52	3,262
Simon Property Group Inc.	103	16,669
SL Green Realty Corp.	35	3,718
UDR Inc.	93	3,613
Ventas Inc.	116	8,085
Vornado Realty Trust	56	5,298
Welltower Inc.	119	8,909
		187,166
Telecommunication Services 2.1%
AT&T Inc. (b)	2,028	76,527
CenturyLink Inc. (b)	177	4,236
Level 3 Communications Inc. (a)	96	5,678
Verizon Communications Inc.	1,346	60,105
		146,546
Utilities 3.1%
AES Corp.	233	2,593
Alliant Energy Corp.	80	3,233
Ameren Corp.	79	4,303
American Electric Power Co. Inc.	162	11,220
American Water Works Co. Inc.	58	4,510
CenterPoint Energy Inc.	139	3,819
CMS Energy Corp.	91	4,196
Consolidated Edison Inc.	100	8,091
Dominion Energy Inc.	206	15,822
DTE Energy Co.	59	6,223
Duke Energy Corp.	230	19,228
Edison International	107	8,362
Entergy Corp.	58	4,469
Eversource Energy	104	6,308
Exelon Corp.	304	10,978
FirstEnergy Corp.	144	4,187
NextEra Energy Inc.	154	21,545
NiSource Inc.	112	2,831
NRG Energy Inc.	101	1,748
PG&E Corp.	167	11,051
Pinnacle West Capital Corp.	39	3,307
PPL Corp.	223	8,625
Public Service Enterprise Group Inc.	166	7,143
SCANA Corp.	45	3,035
Sempra Energy	82	9,274
Southern Co.	326	15,598
WEC Energy Group Inc.	103	6,351
Xcel Energy Inc.	166	7,635
		215,685
Total Common Stocks (cost $5,183,342)		6,853,646
SHORT TERM INVESTMENTS 4.9%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	163,754	163,754
Securities Lending Collateral 2.5%
Repurchase Agreement with MLP, 1.71% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 06/19/17, due 09/18/17 at $115,497 (e)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	56,023	56,023
		171,023
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (f)	6,660	6,629
Total Short Term Investments (cost $341,405)		341,406
Total Investments 102.4% (cost $5,524,747)		7,195,052
Other Derivative Instruments 0.0%		59
Other Assets and Liabilities, Net (2.4)%		(168,095)
Total Net Assets 100.0%		$7,027,016

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital S&P 400 MidCap Index Fund
COMMON STOCKS 98.1%
Consumer Discretionary 11.5%
Aaron's Inc.	110	$4,260
Adtalem Global Education Inc.	99	3,755
AMC Networks Inc. - Class A (a)	96	5,149
American Eagle Outfitters Inc.	289	3,486
Big Lots Inc. (b)	77	3,713
Brinker International Inc. (b)	85	3,235
Brunswick Corp.	154	9,651
Buffalo Wild Wings Inc. (a)	28	3,501
Cabela's Inc. (a)	89	5,306
Cable One Inc.	8	5,760
CalAtlantic Group Inc.	133	4,699
Carter's Inc.	83	7,421
Cheesecake Factory Inc.	77	3,876
Chico's FAS Inc.	223	2,103
Churchill Downs Inc.	21	3,936
Cinemark Holdings Inc.	183	7,111
Cooper Tire & Rubber Co. (b)	91	3,298
Cracker Barrel Old Country Store Inc. (b)	42	6,947
Dana Holding Corp.	250	5,577
Deckers Outdoor Corp. (a)	55	3,772
Dick's Sporting Goods Inc.	152	6,040
Dillard's Inc. - Class A (b)	44	2,560
Domino's Pizza Inc.	83	17,576
Dunkin' Brands Group Inc.	159	8,777
GameStop Corp. - Class A (b)	175	3,788
Gentex Corp.	496	9,416
Graham Holdings Co.	8	4,819
Helen of Troy Ltd. (a)	47	4,398
HSN Inc.	55	1,767
International Speedway Corp. - Class A	43	1,601
Jack in the Box Inc.	51	5,006
John Wiley & Sons Inc. - Class A	78	4,089
Kate Spade & Co. (a)	222	4,112
KB Home	144	3,441
Live Nation Inc. (a)	231	8,042
Meredith Corp. (b)	63	3,767
Michaels Cos. Inc. (a)	184	3,399
Murphy USA Inc. (a)	59	4,395
New York Times Co. - Class A	211	3,735
NVR Inc. (a)	6	14,519
Office Depot Inc.	893	5,034
Panera Bread Co. - Class A (a)	37	11,599
Papa John's International Inc.	46	3,289
Polaris Industries Inc. (b)	101	9,336
Pool Corp.	71	8,400
Sally Beauty Holdings Inc. (a)	248	5,031
Service Corp. International	325	10,865
Skechers U.S.A. Inc. - Class A (a)	231	6,819
Sotheby's (a) (b)	79	4,249
Tegna Inc.	371	5,346
Tempur Sealy International Inc. (a) (b)	80	4,291

See accompanying Notes to Financial Statements.

78

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Texas Roadhouse Inc.	112	5,681
Thor Industries Inc.	83	8,642
Toll Brothers Inc.	256	10,101
TRI Pointe Homes Inc. (a)	275	3,631
Tupperware Brands Corp.	88	6,155
Urban Outfitters Inc. (a)	153	2,841
Wendy's Co.	329	5,109
Williams-Sonoma Inc.	139	6,730
		334,952
Consumer Staples 3.7%
Avon Products Inc. (a)	760	2,887
Boston Beer Co. Inc. - Class A (a)	16	2,124
Casey's General Stores Inc. (b)	68	7,250
Dean Foods Co.	157	2,670
Edgewell Personal Care Co. (a)	99	7,542
Energizer Holdings Inc.	107	5,130
Flowers Foods Inc.	318	5,506
Hain Celestial Group Inc. (a)	179	6,938
Ingredion Inc.	124	14,765
Lamb Weston Holdings Inc.	240	10,559
Lancaster Colony Corp.	34	4,128
Nu Skin Enterprises Inc. - Class A	86	5,393
Post Holdings Inc. (a)	114	8,888
Snyders-Lance Inc.	149	5,144
Sprouts Farmers Market Inc. (a)	223	5,062
Tootsie Roll Industries Inc. (b)	30	1,037
TreeHouse Foods Inc. (a)	98	8,037
United Natural Foods Inc. (a)	87	3,198
		106,258
Energy 2.9%
CONSOL Energy Inc. (a)	306	4,572
Diamond Offshore Drilling Inc. (a) (b)	111	1,200
Dril-Quip Inc. (a)	66	3,198
Energen Corp. (a)	168	8,280
Ensco Plc - Class A (b)	524	2,706
Gulfport Energy Corp. (a)	275	4,052
HollyFrontier Corp.	306	8,418
Matador Resources Co. (a) (b)	161	3,440
Nabors Industries Ltd.	494	4,020
Oceaneering International Inc.	169	3,860
Oil States International Inc. (a)	89	2,415
Patterson-UTI Energy Inc.	286	5,768
PBF Energy Inc. - Class A (b)	189	4,218
QEP Resources Inc. (a)	415	4,196
Rowan Cos. Plc - Class A (a)	218	2,231
SM Energy Co.	169	2,800
Southwestern Energy Co. (a)	874	5,313
Superior Energy Services Inc. (a)	264	2,757
World Fuel Services Corp.	120	4,629
WPX Energy Inc. (a)	687	6,636
		84,709
Financials 16.1%
Alleghany Corp. (a)	27	15,867
American Financial Group Inc.	127	12,638
Aspen Insurance Holdings Ltd.	104	5,167
Associated Bancorp	263	6,631
BancorpSouth Inc.	148	4,506
Bank of Hawaii Corp.	74	6,122
Bank of the Ozarks Inc.	210	9,833
Brown & Brown Inc.	199	8,559
Cathay General Bancorp	130	4,920
Chemical Financial Corp.	123	5,949
CNO Financial Group Inc.	298	6,222
Commerce Bancshares Inc.	151	8,581
Cullen/Frost Bankers Inc.	98	9,235
East West Bancorp Inc.	250	14,624
Eaton Vance Corp.	199	9,401
FactSet Research Systems Inc.	68	11,330
Federated Investors Inc. - Class B	160	4,528
First American Financial Corp.	191	8,514
First Horizon National Corp. (b)	404	7,037
FNB Corp.	558	7,904
Fulton Financial Corp.	302	5,738
Genworth Financial Inc. - Class A (a)	862	3,250
Hancock Holding Co.	146	7,155
Hanover Insurance Group Inc.	74	6,534
Home Bancshares Inc.	218	5,429
International Bancshares Corp.	100	3,508
Janus Henderson Group Plc (a) (b)	312	10,317
Kemper Corp.	84	3,250
Legg Mason Inc.	149	5,669
MarketAxess Holdings Inc.	65	13,060
MB Financial Inc.	123	5,422
Mercury General Corp.	63	3,405
MSCI Inc.	156	16,112
New York Community Bancorp Inc.	845	11,095
Old Republic International Corp.	424	8,272
PacWest Bancorp	207	9,672
Pinnacle Financial Partners Inc.	125	7,862
Primerica Inc.	79	5,955
Prosperity Bancshares Inc.	120	7,712
Reinsurance Group of America Inc.	111	14,284
RenaissanceRe Holdings Ltd.	70	9,775
SEI Investments Co.	230	12,388
Signature Bank (a)	93	13,313
SLM Corp. (a)	745	8,564
Stifel Financial Corp. (a)	118	5,437
SVB Financial Group (a)	91	15,944
Synovus Financial Corp.	211	9,349
TCF Financial Corp.	294	4,692
Texas Capital Bancshares Inc. (a)	86	6,628
Trustmark Corp.	117	3,763
UMB Financial Corp.	76	5,674
Umpqua Holdings Corp.	381	6,991
United Bankshares Inc. (b)	181	7,101
Valley National Bancorp	456	5,384
Washington Federal Inc.	155	5,130
Webster Financial Corp.	159	8,318
Wintrust Financial Corp.	96	7,349
WR Berkley Corp.	168	11,591
		468,660
Health Care 8.9%
Abiomed Inc. (a)	70	10,090
Acadia HealthCare Co. Inc. (a) (b)	132	6,518
Akorn Inc. (a)	151	5,052
Allscripts-Misys Healthcare Solutions Inc. (a)	313	4,000
Bio-Rad Laboratories Inc. - Class A (a)	36	8,139
Bio-Techne Corp.	64	7,578
Bioverativ Inc. (a)	187	11,245
Catalent Inc. (a)	216	7,577
Charles River Laboratories International Inc. (a)	82	8,325
Endo International Plc (a)	343	3,832
Globus Medical Inc. - Class A (a)	125	4,129
Halyard Health Inc. (a)	81	3,174
HealthSouth Corp.	155	7,490
Hill-Rom Holdings Inc.	103	8,231
INC Research Holdings Inc. - Class A (a)	93	5,468
Lifepoint Health Inc. (a)	69	4,647
LivaNova Plc (a) (b)	75	4,562
Masimo Corp. (a)	79	7,169
Medidata Solutions Inc. (a)	88	6,887
MEDNAX Inc. (a)	161	9,719
Molina Healthcare Inc. (a)	74	5,110
NuVasive Inc. (a)	88	6,733
Owens & Minor Inc.	105	3,387
PAREXEL International Corp. (a)	87	7,587
Prestige Brands Holdings Inc. (a)	91	4,818
ResMed Inc.	245	19,081
Steris Plc	147	11,960
Teleflex Inc.	78	16,147
Tenet Healthcare Corp. (a) (b)	138	2,672
United Therapeutics Corp. (a)	78	10,100
VCA Inc. (a)	140	12,962
WellCare Health Plans Inc. (a)	77	13,803
West Pharmaceutical Services Inc.	127	12,012
		260,204
Industrials 14.8%
AECOM (a)	269	8,699
AGCO Corp.	115	7,771
AO Smith Corp.	254	14,334

See accompanying Notes to Financial Statements.

79

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Avis Budget Group Inc. (a) (b)	147	4,007
Carlisle Cos. Inc.	112	10,648
Clean Harbors Inc. (a)	90	5,031
Copart Inc. (a)	354	11,260
Crane Co.	87	6,937
Curtiss-Wright Corp.	76	7,013
Deluxe Corp.	84	5,800
Donaldson Co. Inc.	228	10,395
Dun & Bradstreet Corp.	64	6,894
Dycom Industries Inc. (a)	54	4,858
EMCOR Group Inc.	102	6,691
EnerSys Inc.	75	5,447
Esterline Technologies Corp. (a)	51	4,877
FTI Consulting Inc. (a)	71	2,496
GATX Corp. (b)	67	4,327
Genesee & Wyoming Inc. - Class A (a)	106	7,269
Graco Inc.	96	10,511
Granite Construction Inc.	69	3,319
Herman Miller Inc.	102	3,103
HNI Corp.	76	3,037
Hubbell Inc.	89	10,017
Huntington Ingalls Industries Inc.	80	14,802
IDEX Corp.	132	14,900
ITT Inc.	153	6,154
JetBlue Airways Corp. (a)	578	13,203
KBR Inc.	246	3,746
Kennametal Inc.	139	5,208
Kirby Corp. (a)	93	6,237
KLX Inc. (a)	90	4,486
Landstar System Inc.	72	6,201
Lennox International Inc.	66	12,193
Lincoln Electric Holdings Inc.	107	9,841
Manpower Inc.	116	12,961
MSA Safety Inc.	54	4,417
MSC Industrial Direct Co. - Class A	78	6,696
Nordson Corp.	93	11,236
NOW Inc. (a)	186	2,991
Old Dominion Freight Line Inc.	120	11,396
Orbital ATK Inc.	100	9,808
Oshkosh Corp.	129	8,902
Pitney Bowes Inc.	322	4,865
Regal-Beloit Corp.	77	6,313
Rollins Inc.	166	6,747
Ryder System Inc.	92	6,619
Teledyne Technologies Inc. (a)	61	7,782
Terex Corp.	169	6,324
Timken Co.	121	5,609
Toro Co.	186	12,867
Trinity Industries Inc.	263	7,369
Valmont Industries Inc.	39	5,838
Wabtec Corp. (b)	149	13,654
Watsco Inc.	53	8,099
Werner Enterprises Inc. (b)	77	2,268
Woodward Governor Co.	95	6,410
		430,883
Information Technology 17.4%
3D Systems Corp. (a) (b)	187	3,495
ACI Worldwide Inc. (a)	204	4,562
Acxiom Corp. (a)	135	3,512
ARRIS International Plc (a)	327	9,156
Arrow Electronics Inc. (a)	153	12,038
Avnet Inc.	221	8,605
Belden Inc.	73	5,508
Blackbaud Inc.	76	6,547
Broadridge Financial Solutions Inc.	203	15,331
Brocade Communications Systems Inc.	708	8,934
Cadence Design Systems Inc. (a)	483	16,179
Cars.com Inc. (a) (b)	122	3,256
CDK Global Inc.	251	15,569
Ciena Corp. (a)	245	6,128
Cirrus Logic Inc. (a)	111	6,979
Cognex Corp.	150	12,710
Coherent Inc. (a)	43	9,573
CommVault Systems Inc. (a)	72	4,039
Convergys Corp.	162	3,850
CoreLogic Inc. (a)	146	6,344
Cree Inc. (a)	168	4,143
Cypress Semiconductor Corp. (b)	569	7,769
Diebold Nixdorf Inc. (b)	130	3,651
DST Systems Inc.	108	6,678
Fair Isaac Corp.	53	7,430
First Solar Inc. (a)	135	5,399
Fortinet Inc. (a)	258	9,664
Integrated Device Technology Inc. (a)	229	5,894
InterDigital Inc.	60	4,632
IPG Photonics Corp. (a)	65	9,421
j2 Global Inc.	83	7,085
Jabil Inc.	315	9,194
Jack Henry & Associates Inc.	134	13,936
Keysight Technologies Inc. (a)	319	12,423
Knowles Corp. (a) (b)	154	2,608
Leidos Holdings Inc.	248	12,814
Littelfuse Inc.	39	6,469
LogMeIn Inc.	91	9,512
Manhattan Associates Inc. (a)	119	5,739
MAXIMUS Inc.	112	7,014
Microsemi Corp. (a)	200	9,338
Monolithic Power Systems Inc.	66	6,323
National Instruments Corp.	184	7,384
NCR Corp. (a)	214	8,738
NetScout Systems Inc. (a)	158	5,451
NeuStar Inc. - Class A (a)	96	3,214
Plantronics Inc.	58	3,013
PTC Inc. (a)	200	11,002
Sabre Corp.	356	7,740
Science Applications International Corp.	75	5,220
Silicon Laboratories Inc. (a)	73	5,000
Synaptics Inc. (a) (b)	61	3,170
SYNNEX Corp.	50	6,039
Take-Two Interactive Software Inc. (a)	179	13,162
Tech Data Corp. (a)	60	6,053
Teradata Corp. (a)	225	6,636
Teradyne Inc.	344	10,325
Trimble Inc. (a)	437	15,586
Tyler Technologies Inc. (a)	58	10,242
Ultimate Software Group Inc. (a) (b)	51	10,785
VeriFone Systems Inc. (a)	194	3,517
Versum Materials Inc.	188	6,102
ViaSat Inc. (a)	92	6,059
Vishay Intertechnology Inc. (b)	232	3,844
WebMD Health Corp. (a)	66	3,847
WEX Inc. (a)	67	6,954
Zebra Technologies Corp. - Class A (a)	91	9,132
		507,666
Materials 7.5%
Allegheny Technologies Inc. (b)	188	3,198
AptarGroup Inc.	108	9,369
Ashland Global Holdings Inc.	108	7,087
Bemis Co. Inc.	159	7,342
Cabot Corp.	108	5,767
Carpenter Technology Corp.	82	3,051
Chemours Co.	319	12,085
Commercial Metals Co.	200	3,888
Compass Minerals International Inc. (b)	58	3,816
Domtar Corp.	108	4,154
Eagle Materials Inc.	84	7,750
Greif Inc. - Class A	45	2,497
Louisiana-Pacific Corp. (a)	250	6,029
Minerals Technologies Inc.	61	4,437
NewMarket Corp.	16	7,355
Olin Corp.	287	8,680
Owens-Illinois Inc. (a)	281	6,724
Packaging Corp. of America	163	18,131
PolyOne Corp.	141	5,448
Reliance Steel & Aluminum Co.	126	9,169
Royal Gold Inc.	113	8,824
RPM International Inc.	231	12,591
Scotts Miracle-Gro Co. - Class A	76	6,799
Sensient Technologies Corp.	76	6,125
Silgan Holdings Inc.	130	4,121
Sonoco Products Co.	172	8,830
Steel Dynamics Inc.	418	14,961

See accompanying Notes to Financial Statements.

80

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

United States Steel Corp. (b)	302	6,681
Valvoline Inc.	353	8,380
Worthington Industries Inc.	76	3,820
		217,109
Real Estate 9.7%
Alexander & Baldwin Inc.	80	3,303
American Campus Communities Inc.	232	10,957
Camden Property Trust	151	12,949
Care Capital Properties Inc.	145	3,877
CoreCivic Inc.	204	5,629
Corporate Office Properties Trust	172	6,017
Cousins Properties Inc.	724	6,361
CyrusOne Inc.	135	7,519
DCT Industrial Trust Inc.	159	8,487
Douglas Emmett Inc.	254	9,695
Duke Realty Corp.	614	17,173
Education Realty Trust Inc.	126	4,900
EPR Properties	111	7,955
First Industrial Realty Trust Inc.	203	5,799
Geo Group Inc.	215	6,356
Healthcare Realty Trust Inc.	201	6,870
Highwoods Properties Inc.	176	8,939
Hospitality Properties Trust	284	8,273
Jones Lang LaSalle Inc.	78	9,781
Kilroy Realty Corp.	170	12,761
Lamar Advertising Co. - Class A	144	10,612
LaSalle Hotel Properties	196	5,829
Liberty Property Trust	254	10,355
Life Storage Inc.	80	5,952
Mack-Cali Realty Corp.	155	4,213
Medical Properties Trust Inc.	629	8,091
National Retail Properties Inc.	258	10,074
Omega Healthcare Investors Inc. (b)	340	11,229
Potlatch Corp.	70	3,211
Quality Care Properties Inc. (a)	162	2,967
Rayonier Inc.	222	6,400
Senior Housing Properties Trust	410	8,389
Tanger Factory Outlet Centers Inc.	167	4,329
Taubman Centers Inc.	105	6,244
Uniti Group Inc.	273	6,856
Urban Edge Properties	171	4,053
Washington Prime Group Inc.	321	2,685
Weingarten Realty Investors	204	6,142
		281,232
Telecommunication Services 0.2%
Frontier Communications Corp. (b)	2,035	2,361
Telephone & Data Systems Inc.	161	4,470
		6,831
Utilities 5.4%
Aqua America Inc.	307	10,219
Atmos Energy Corp.	182	15,090
Black Hills Corp.	92	6,232
Great Plains Energy Inc.	373	10,908
Hawaiian Electric Industries Inc.	188	6,084
IDACORP Inc.	87	7,430
MDU Resources Group Inc.	337	8,841
National Fuel Gas Co.	148	8,241
New Jersey Resources Corp.	149	5,929
NorthWestern Corp.	84	5,107
OGE Energy Corp.	345	12,004
ONE Gas Inc.	91	6,326
PNM Resources Inc.	138	5,264
Southwest Gas Corp.	82	6,003
UGI Corp.	299	14,481
Vectren Corp.	143	8,376
Westar Energy Inc.	245	13,013
WGL Holdings Inc.	88	7,383
		156,931
Total Common Stocks (cost $2,409,751)		2,855,435
SHORT TERM INVESTMENTS 5.4%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	58,233	58,233
Securities Lending Collateral 3.3%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	95,820	95,820
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (e)	2,200	2,190
Total Short Term Investments (cost $156,243)		156,243
Total Investments 103.5% (cost $2,565,994)		3,011,678
Other Derivative Instruments 0.0%		38
Other Assets and Liabilities, Net (3.5)%		(102,336)
Total Net Assets 100.0%		$2,909,380

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital Small Cap Index Fund
COMMON STOCKS 99.2%
Consumer Discretionary 15.7%
Abercrombie & Fitch Co. - Class A (a)	216	$2,684
American Axle & Manufacturing Holdings Inc. (b)	270	4,214
American Public Education Inc. (b)	54	1,276
Asbury Automotive Group Inc. (b)	60	3,405
Ascena Retail Group Inc. (a) (b)	539	1,159
Barnes & Noble Education Inc. (b)	128	1,364
Barnes & Noble Inc.	184	1,398
Belmond Ltd. - Class A (b)	274	3,651
Big 5 Sporting Goods Corp.	59	764
Biglari Holdings Inc. (b)	3	1,329
BJ's Restaurants Inc. (b)	59	2,196
Bob Evans Farms Inc.	64	4,620
Boyd Gaming Corp.	270	6,686
Buckle Inc. (a)	94	1,670
Caleres Inc.	140	3,878
Callaway Golf Co.	307	3,928
Capella Education Co.	37	3,159
Career Education Corp. (b)	215	2,065
Cato Corp. - Class A	80	1,400
Cavco Industries Inc. (b)	27	3,559
Childrens Place Retail Stores Inc.	57	5,786
Chuy's Holdings Inc. (b)	56	1,311
Cooper-Standard Holding Inc. (b)	58	5,880
Core-Mark Holding Co. Inc.	151	4,992
Crocs Inc. (b)	241	1,857
Dave & Buster's Entertainment Inc. (b)	120	8,000
DineEquity Inc. (a)	54	2,360
Dorman Products Inc. (b)	98	8,086
DSW Inc. - Class A	219	3,874
El Pollo Loco Holdings Inc. (b)	73	1,011
Ethan Allen Interiors Inc.	81	2,623
EW Scripps Co. - Class A (b)	182	3,247
Express Inc. (b)	259	1,747
Fiesta Restaurant Group Inc. (b)	86	1,767
Finish Line Inc. - Class A	129	1,826
Five Below Inc. (b)	179	8,857
Fossil Group Inc. (a) (b)	139	1,433
Fox Factory Holding Corp. (b)	112	4,000
Francesca's Holdings Corp. (b)	120	1,312
Fred's Inc. - Class A (a)	117	1,081
FTD Cos. Inc. (b)	57	1,148
Gannett Co. Inc.	368	3,207
Genesco Inc. (b)	65	2,188
Gentherm Inc. (b)	120	4,660
G-III Apparel Group Ltd. (b)	142	3,549
Group 1 Automotive Inc.	65	4,099
Guess Inc.	198	2,536
Haverty Furniture Cos. Inc.	62	1,552
Hibbett Sports Inc. (b)	65	1,347
Iconix Brand Group Inc. (b)	185	1,275
ILG Inc.	345	9,486
Installed Building Products Inc. (b)	65	3,443
iRobot Corp. (b)	89	7,482

See accompanying Notes to Financial Statements.

81

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

J.C. Penney Co. Inc. (a) (b)	1,013	4,709
Kirkland's Inc. (b)	48	495
La-Z-Boy Inc.	159	5,165
LCI Industries	81	8,303
LGI Homes Inc. (a) (b)	57	2,275
Lithia Motors Inc. - Class A	77	7,236
Lumber Liquidators Holdings Inc. (a) (b)	90	2,251
M/I Homes Inc. (b)	79	2,247
Marcus Corp.	60	1,817
MarineMax Inc. (b)	78	1,518
Marriott Vacations Worldwide Corp.	80	9,361
MDC Holdings Inc.	134	4,746
Meritage Homes Corp. (b)	124	5,225
Monarch Casino & Resort Inc. (b)	35	1,049
Monro Muffler Brake Inc.	104	4,362
Motorcar Parts of America Inc. (b)	59	1,674
Movado Group Inc.	48	1,222
Nautilus Inc. (b)	98	1,881
New Media Investment Group Inc.	170	2,297
NutriSystem Inc.	96	4,988
Ollie's Bargain Outlet Holdings Inc. (b)	157	6,705
Oxford Industries Inc.	48	3,015
Penn National Gaming Inc. (b)	269	5,756
Perry Ellis International Inc. (b)	38	732
PetMed Express Inc. (a)	67	2,715
Red Robin Gourmet Burgers Inc. (b)	41	2,673
Regis Corp. (b)	117	1,203
Rent-A-Center Inc. (a)	169	1,979
RH (a) (b)	100	6,439
Ruby Tuesday Inc. (b)	202	405
Ruth's Hospitality Group Inc.	97	2,118
Scholastic Corp.	88	3,816
Scientific Games Corp. - Class A (b)	166	4,338
Select Comfort Corp. (b)	133	4,733
Shake Shack Inc. - Class A (a) (b)	61	2,111
Shoe Carnival Inc.	42	872
Shutterfly Inc. (b)	108	5,128
Sonic Automotive Inc. - Class A	88	1,703
Sonic Corp.	136	3,590
Standard Motor Products Inc.	64	3,353
Stein Mart Inc. (a)	91	154
Steven Madden Ltd. (b)	173	6,913
Strayer Education Inc.	34	3,213
Sturm Ruger & Co. Inc. (a)	56	3,511
Superior Industries International Inc.	71	1,462
Tailored Brands Inc. (a)	155	1,728
Tile Shop Holdings Inc.	105	2,167
Time Inc.	325	4,669
TopBuild Corp. (b)	119	6,314
Unifi Inc. (b)	51	1,562
Universal Electronics Inc. (b)	46	3,092
Vera Bradley Inc. (b)	59	577
Vista Outdoor Inc. (b)	185	4,174
Vitamin Shoppe Inc. (b)	79	924
William Lyon Homes - Class A (b)	77	1,869
Wingstop Inc. (a)	92	2,844
Winnebago Industries Inc.	84	2,956
Wolverine World Wide Inc.	316	8,838
World Wrestling Entertainment Inc. - Class A (a)	123	2,501
Zumiez Inc. (b)	58	719
		367,819
Consumer Staples 3.0%
Andersons Inc.	84	2,862
B&G Foods Inc. (a)	214	7,608
Calavo Growers Inc. (a)	49	3,386
Cal-Maine Foods Inc. (a) (b)	97	3,828
Central Garden & Pet Co. (b)	34	1,078
Central Garden & Pet Co. - Class A (b)	110	3,303
Coca-Cola Bottling Co.	15	3,394
Darling Ingredients Inc. (b)	529	8,331
Inter Parfums Inc.	54	1,992
J&J Snack Foods Corp. (a)	48	6,346
John B. Sanfilippo & Son Inc.	28	1,739
Medifast Inc.	37	1,538
Sanderson Farms Inc.	64	7,434
Seneca Foods Corp. - Class A (b)	22	670
SpartanNash Co.	122	3,170
Supervalu Inc. (b)	856	2,815
Universal Corp.	81	5,248
WD-40 Co.	46	5,058
		69,800
Energy 2.8%
Archrock Inc.	228	2,604
Atwood Oceanics Inc. (b)	238	1,937
Bill Barrett Corp. (b)	252	774
Bristow Group Inc. (a)	106	814
CARBO Ceramics Inc. (a) (b)	71	488
Carrizo Oil & Gas Inc. (b)	244	4,254
Cloud Peak Energy Inc. (b)	250	881
Contango Oil & Gas Co. (b)	72	479
Denbury Resources Inc. (b)	1,293	1,979
Era Group Inc. (b)	62	587
Exterran Corp. (b)	101	2,688
Geospace Technologies Corp. (b)	45	618
Green Plains Renewable Energy Inc.	121	2,489
Gulf Island Fabrication Inc.	44	512
Helix Energy Solutions Group Inc. (b)	446	2,517
Matrix Service Co. (b)	89	828
McDermott International Inc. (b)	926	6,638
Newpark Resources Inc. (b)	290	2,132
Noble Corp. Plc (a)	786	2,844
Northern Oil and Gas Inc. (a) (b)	152	213
PDC Energy Inc. (b)	180	7,750
Pioneer Energy Services Corp. (b)	252	518
REX Stores Corp. (b)	19	1,815
SEACOR Holdings Inc. (b)	52	1,795
SRC Energy Inc. (b)	657	4,424
Tesco Corp. (b)	155	691
Tetra Technologies Inc. (b)	371	1,034
Unit Corp. (b)	168	3,148
US Silica Holdings Inc.	235	8,325
		65,776
Financials 16.2%
American Equity Investment Life Holding Co.	289	7,600
Ameris Bancorp	121	5,827
Amerisafe Inc.	63	3,561
Astoria Financial Corp.	299	6,020
Banc of California Inc. (a)	161	3,463
Bank Mutual Corp.	139	1,267
Banner Corp.	86	4,835
BofI Holding Inc. (a) (b)	188	4,454
Boston Private Financial Holdings Inc.	273	4,191
Brookline Bancorp Inc.	247	3,605
Central Pacific Financial Corp.	100	3,136
Chatham Lodging Trust	123	2,472
City Holdings Co.	50	3,280
Columbia Banking System Inc.	190	7,575
Community Bank System Inc.	160	8,929
Customers Bancorp Inc. (b)	95	2,684
CVB Financial Corp.	331	7,416
Dime Community Bancshares Inc.	99	1,937
Donnelley Financial Solutions Inc. (b)	104	2,396
eHealth Inc. (b)	56	1,044
Employer Holdings Inc.	105	4,423
Encore Capital Group Inc. (a) (b)	77	3,090
Enova International Inc. (b)	78	1,160
Evercore Partners Inc. - Class A	132	9,328
Ezcorp Inc. - Class A (b)	162	1,250
Fidelity Southern Corp.	69	1,587
Financial Engines Inc.	188	6,877
First Bancorp Inc. (b)	499	2,891
First Commonwealth Financial Corp.	280	3,556
First Financial Bancorp	199	5,510
First Financial Bankshares Inc. (a)	215	9,513
First Midwest Bancorp Inc.	260	6,065
FirstCash Inc.	157	9,164
Glacier Bancorp Inc.	249	9,130
Great Western Bancorp Inc.	189	7,697
Green Dot Corp. - Class A (b)	141	5,416
Greenhill & Co. Inc.	88	1,762
Hanmi Financial Corp.	103	2,937

See accompanying Notes to Financial Statements.

82

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

HCI Group Inc. (a)	26	1,199
Hersha Hospitality Trust	133	2,464
HomeStreet Inc. (b)	88	2,447
Hope Bancorp Inc.	408	7,618
Horace Mann Educators Corp.	132	5,008
Independent Bank Corp.	89	5,923
Infinity Property & Casualty Corp.	36	3,405
Interactive Brokers Group Inc.	221	8,284
INTL FCStone Inc. (b)	48	1,806
Investment Technology Group Inc.	100	2,132
LegacyTexas Financial Group Inc.	134	5,093
LendingTree Inc. (a) (b)	24	4,107
Maiden Holdings Ltd.	238	2,644
National Bank Holdings Corp. - Class A	85	2,811
Navigators Group Inc.	72	3,956
NBT Bancorp Inc.	142	5,232
Northfield Bancorp Inc.	144	2,468
Northwest Bancshares Inc.	327	5,099
OFG Bancorp	140	1,403
Old National Bancorp	441	7,609
Opus Bank	60	1,464
Oritani Financial Corp.	123	2,089
Piper Jaffray Cos.	45	2,726
PRA Group Inc. (b)	151	5,720
ProAssurance Corp.	174	10,559
Provident Financial Services Inc.	196	4,983
Ramco-Gershenson Properties Trust	255	3,293
RLI Corp.	123	6,709
S&T Bancorp Inc.	114	4,072
Safety Insurance Group Inc.	46	3,109
Selective Insurance Group Inc.	190	9,486
ServisFirst Bancshares Inc.	145	5,334
Simmons First National Corp. - Class A	95	5,051
Southside Bancshares Inc.	87	3,033
Sterling Bancorp	441	10,255
Stewart Information Services Corp.	78	3,520
Tompkins Financial Corp.	39	3,088
TrustCo Bank Corp.	305	2,367
United Community Banks Inc.	228	6,332
United Fire Group Inc.	69	3,045
United Insurance Holdings Corp. (a)	60	951
Universal Insurance Holdings Inc.	107	2,684
Virtus Investment Partners Inc. (a)	22	2,432
Waddell & Reed Financial Inc. - Class A (a)	271	5,111
Walker & Dunlop Inc. (b)	90	4,404
Westamerica Bancorp (a)	85	4,770
WisdomTree Investments Inc. (a)	373	3,792
World Acceptance Corp. (b)	20	1,491
		379,626
Health Care 12.6%
Abaxis Inc.	73	3,884
Aceto Corp.	96	1,483
Acorda Therapeutics Inc. (b)	148	2,912
Albany Molecular Research Inc. (a) (b)	74	1,611
Almost Family Inc. (b)	38	2,332
AMAG Pharmaceuticals Inc. (a) (b)	111	2,037
Amedisys Inc. (b)	90	5,683
AMN Healthcare Services Inc. (b)	156	6,104
Amphastar Pharmaceuticals Inc. (b)	115	2,063
Analogic Corp.	40	2,930
AngioDynamics Inc. (b)	114	1,844
ANI Pharmaceuticals Inc. (b)	27	1,245
Anika Therapeutics Inc. (b)	48	2,389
BioTelemetry Inc. (b)	94	3,153
Cambrex Corp. (b)	106	6,347
Cantel Medical Corp.	118	9,205
Chemed Corp.	52	10,593
Community Health Systems Inc. (b)	376	3,747
Computer Programs & Systems Inc. (a)	34	1,101
Conmed Corp.	81	4,102
Corvel Corp. (b)	31	1,470
Cross Country Healthcare Inc. (b)	106	1,373
CryoLife Inc. (b)	90	1,788
Cytokinetics Inc. (b)	150	1,820
DepoMed Inc. (b)	198	2,123
Diplomat Pharmacy Inc. (b)	138	2,043
Eagle Pharmaceuticals Inc. (a) (b)	26	2,036
Emergent BioSolutions Inc. (b)	114	3,869
Enanta Pharmaceuticals Inc. (b)	46	1,665
Ensign Group Inc.	153	3,325
Haemonetics Corp. (b)	171	6,734
HealthEquity Inc. (b)	144	7,174
HealthStream Inc. (b)	84	2,213
Heska Corp. (b)	21	2,166
HMS Holdings Corp. (b)	274	5,070
ICU Medical Inc. (b)	49	8,375
Impax Laboratories Inc. (b)	239	3,845
Innoviva Inc. (b)	252	3,225
Inogen Inc. (b)	53	5,021
Integer Holdings Corp. (b)	90	3,879
Integra LifeSciences Holdings Corp. (b)	195	10,630
Invacare Corp.	106	1,393
Kindred Healthcare Inc.	282	3,280
Landauer Inc.	32	1,674
Lannett Co. Inc. (a) (b)	94	1,908
Lantheus Holdings Inc. (b)	93	1,633
LeMaitre Vascular Inc.	40	1,253
LHC Group Inc. (b)	49	3,343
Ligand Pharmaceuticals Inc. (a) (b)	62	7,530
Luminex Corp.	130	2,748
Magellan Health Services Inc. (b)	77	5,644
Medicines Co. (b)	234	8,897
Meridian Bioscience Inc.	134	2,110
Merit Medical Systems Inc. (b)	161	6,156
MiMedx Group Inc. (a) (b)	333	4,991
Momenta Pharmaceuticals Inc. (b)	217	3,663
Myriad Genetics Inc. (b)	222	5,729
Natus Medical Inc. (b)	107	3,989
Nektar Therapeutics (b)	503	9,832
Neogen Corp. (b)	124	8,577
Omnicell Inc. (b)	120	5,181
OraSure Technologies Inc. (b)	188	3,242
Orthofix International NV (b)	59	2,763
PharMerica Corp. (b)	99	2,602
Phibro Animal Health Corp. - Class A	61	2,269
Progenics Pharmaceuticals Inc. (b)	222	1,508
Providence Services Corp. (b)	37	1,874
Quality Systems Inc. (b)	147	2,528
Quorum Health Corp. (b)	98	407
Repligen Corp. (b)	120	4,955
Sciclone Pharmaceuticals Inc. (b)	171	1,886
Select Medical Holdings Corp. (b)	350	5,376
Spectrum Pharmaceuticals Inc. (b)	226	1,681
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	81	847
Supernus Pharmaceuticals Inc. (b)	162	7,001
SurModics Inc. (b)	44	1,251
Tivity Health Inc. (b)	110	4,396
US Physical Therapy Inc.	40	2,439
Varex Imaging Corp. (b)	122	4,112
		295,277
Industrials 18.8%
AAON Inc.	129	4,743
AAR Corp.	104	3,606
ABM Industries Inc.	181	7,531
Actuant Corp. - Class A	195	4,802
Aegion Corp. (b)	108	2,355
Aerojet Rocketdyne Holdings Inc. (b)	240	4,991
Aerovironment Inc. (b)	65	2,496
Alamo Group Inc.	30	2,729
Albany International Corp. - Class A	94	5,023
Allegiant Travel Co.	42	5,723
American Woodmark Corp. (b)	45	4,340
Apogee Enterprises Inc.	93	5,290
Applied Industrial Technologies Inc.	125	7,397
ArcBest Corp.	76	1,559
Astec Industries Inc.	62	3,453
Atlas Air Worldwide Holdings Inc. (b)	82	4,266
Axon Enterprise Inc. (a) (b)	173	4,337
AZZ Inc.	84	4,703
Barnes Group Inc.	161	9,416
Brady Corp. - Class A	153	5,180
Briggs & Stratton Corp.	140	3,371

See accompanying Notes to Financial Statements.

83

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Brink's Co.	147	9,849
CDI Corp. (b)	46	269
Chart Industries Inc. (b)	100	3,464
CIRCOR International Inc.	52	3,107
Comfort Systems USA Inc.	121	4,493
Cubic Corp.	81	3,756
DXP Enterprises Inc. (b)	50	1,741
Echo Global Logistics Inc. (b)	87	1,725
Encore Wire Corp.	68	2,893
Engility Holdings Inc. (b)	57	1,612
EnPro Industries Inc.	70	4,971
ESCO Technologies Inc.	84	4,985
Essendant Inc.	119	1,763
Exponent Inc.	84	4,880
Federal Signal Corp.	193	3,345
Forward Air Corp.	98	5,246
Franklin Electric Co. Inc.	123	5,112
General Cable Corp.	158	2,586
Gibraltar Industries Inc. (b)	103	3,663
Greenbrier Cos. Inc. (a)	92	4,272
Griffon Corp.	99	2,181
Harsco Corp. (b)	260	4,193
Hawaiian Holdings Inc. (b)	175	8,200
Healthcare Services Group Inc.	235	11,011
Heartland Express Inc.	138	2,878
Heidrick & Struggles International Inc.	62	1,346
Hillenbrand Inc.	205	7,386
HUB Group Inc. - Class A (b)	109	4,183
Insperity Inc.	61	4,344
Insteel Industries Inc.	55	1,829
Interface Inc.	201	3,946
John Bean Technologies Corp.	102	9,977
Kaman Corp.	88	4,396
Kelly Services Inc. - Class A	93	2,086
Knight Transportation Inc. (a)	217	8,054
Korn/Ferry International	184	6,363
Lindsay Corp. (a)	34	3,072
LSC Communications Inc.	112	2,397
Lydall Inc. (b)	55	2,843
Marten Transport Ltd.	73	2,014
Matson Inc.	138	4,150
Matthews International Corp. - Class A	104	6,345
Mercury Systems Inc. (b)	154	6,477
Mobile Mini Inc.	144	4,302
Moog Inc. - Class A (b)	105	7,544
Mueller Industries Inc.	185	5,631
Multi-Color Corp.	42	3,446
MYR Group Inc. (b)	52	1,602
National Presto Industries Inc.	16	1,742
Navigant Consulting Inc. (b)	152	3,012
On Assignment Inc. (b)	158	8,566
Orion Group Holdings Inc. (b)	94	699
Patrick Industries Inc. (b)	52	3,772
PGT Innovations Inc. (b)	162	2,068
Powell Industries Inc.	28	912
Proto Labs Inc. (b)	78	5,254
Quanex Building Products Corp.	109	2,315
Raven Industries Inc.	117	3,903
Resources Connection Inc.	95	1,307
Roadrunner Transportation Systems Inc. (b)	98	715
RR Donnelley & Sons Co.	225	2,827
Saia Inc. (b)	83	4,243
Simpson Manufacturing Co. Inc.	130	5,679
SkyWest Inc.	166	5,839
SPX Corp. (b)	135	3,395
SPX Flow Technology USA Inc. (b)	138	5,086
Standex International Corp.	41	3,761
Team Inc. (b)	94	2,205
Tennant Co.	58	4,249
Tetra Tech Inc.	184	8,426
Titan International Inc.	154	1,853
Trex Co. Inc. (b)	94	6,384
Triumph Group Inc.	161	5,097
TrueBlue Inc. (b)	137	3,634
UniFirst Corp.	50	7,091
Universal Forest Products Inc.	67	5,848
US Ecology Inc.	70	3,518
Veritiv Corp. (b)	37	1,645
Viad Corp.	66	3,134
Vicor Corp. (b)	54	959
Wabash National Corp.	195	4,288
WageWorks Inc. (b)	128	8,619
Watts Water Technologies Inc. - Class A	91	5,752
		441,036
Information Technology 14.4%
8x8 Inc. (b)	300	4,362
ADTRAN Inc.	155	3,201
Advanced Energy Industries Inc. (b)	129	8,376
Agilysys Inc. (b)	47	479
Anixter International Inc. (b)	93	7,283
Applied Optoelectronics Inc. (a) (b)	58	3,584
Badger Meter Inc.	95	3,770
Bel Fuse Inc. - Class B	28	698
Benchmark Electronics Inc. (b)	162	5,234
Black Box Corp.	50	428
Blucora Inc. (b)	130	2,758
Bottomline Technologies Inc. (b)	115	2,958
Brooks Automation Inc.	227	4,918
Cabot Microelectronics Corp.	82	6,084
CACI International Inc. - Class A (b)	79	9,846
CalAmp Corp. (b)	114	2,308
Cardtronics Plc - Class A (b)	146	4,808
CEVA Inc. (b)	71	3,207
Cohu Inc.	83	1,309
Comtech Telecommunications Corp.	74	1,405
Cray Inc. (b)	131	2,417
CSG Systems International Inc.	110	4,476
CTS Corp.	105	2,264
Daktronics Inc.	134	1,291
DHI Group Inc. (b)	163	464
Digi International Inc. (b)	86	871
Diodes Inc. (b)	122	2,927
DSP Group Inc. (b)	72	835
Ebix Inc. (a)	70	3,752
Electro Scientific Industries Inc. (b)	112	922
Electronics for Imaging Inc. (b)	151	7,175
ePlus Inc. (b)	42	3,115
ExlService Holdings Inc. (b)	109	6,050
Fabrinet (a) (b)	120	5,135
FARO Technologies Inc. (b)	53	2,021
Forrester Research Inc.	30	1,189
Gigamon Inc. (b)	101	3,983
Harmonic Inc. (b)	252	1,323
II-VI Inc. (b)	179	6,128
Insight Enterprises Inc. (b)	116	4,626
Itron Inc. (b)	109	7,397
Kopin Corp. (b)	204	756
Kulicke & Soffa Industries Inc. (b)	227	4,326
Liquidity Services Inc. (b)	79	502
LivePerson Inc. (b)	176	1,935
Lumentum Holdings Inc. (b)	179	10,225
Mantech International Corp. - Class A	82	3,376
MaxLinear Inc. - Class A (b)	169	4,701
Methode Electronics Inc.	118	4,861
MicroStrategy Inc. - Class A (b)	30	5,781
MKS Instruments Inc.	175	11,788
Monotype Imaging Holdings Inc.	133	2,438
MTS Systems Corp.	53	2,753
Nanometrics Inc. (b)	80	2,027
NetGear Inc. (b)	106	4,553
NIC Inc.	202	3,825
Oclaro Inc. (a) (b)	412	3,848
OSI Systems Inc. (b)	57	4,267
Park Electrochemical Corp.	63	1,167
Perficient Inc. (b)	113	2,098
Plexus Corp. (b)	108	5,683
Power Integrations Inc.	96	7,029
Progress Software Corp.	158	4,875
Qualys Inc. (b)	96	3,906
QuinStreet Inc. (b)	128	535
Rambus Inc. (b)	362	4,139
Rogers Corp. (b)	59	6,361

See accompanying Notes to Financial Statements.

84

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Rudolph Technologies Inc. (b)	99	2,274
Sanmina Corp. (b)	244	9,281
ScanSource Inc. (b)	82	3,297
Semtech Corp. (b)	214	7,657
Shutterstock Inc. (b)	62	2,712
SPS Commerce Inc. (b)	55	3,500
Stamps.com Inc. (a) (b)	51	7,947
Super Micro Computer Inc. (b)	125	3,079
Sykes Enterprises Inc. (b)	125	4,197
Synchronoss Technologies Inc. (b)	137	2,250
TeleTech Holdings Inc.	51	2,096
TiVo Corp.	395	7,362
TTM Technologies Inc. (b)	276	4,800
VASCO Data Security International Inc. (b)	96	1,372
Veeco Instruments Inc. (b)	157	4,372
Viavi Solutions Inc. (b)	730	7,687
Virtusa Corp. (b)	88	2,584
XO Group Inc. (b)	76	1,341
Xperi Corp.	162	4,816
		335,756
Materials 5.2%
A. Schulman Inc.	94	3,006
AdvanSix Inc. (b)	97	3,030
AK Steel Holding Corp. (b)	1,011	6,642
American Vanguard Corp.	86	1,484
Balchem Corp.	104	8,065
Boise Cascade Co. (b)	125	3,790
Calgon Carbon Corp.	161	2,434
Century Aluminum Co. (b)	164	2,556
Clearwater Paper Corp. (b)	53	2,493
Deltic Timber Corp.	34	2,552
Flotek Industries Inc. (a) (b)	179	1,599
FutureFuel Corp.	76	1,142
Hawkins Inc.	32	1,474
Haynes International Inc.	41	1,484
HB Fuller Co.	164	8,407
Ingevity Corp. (b)	135	7,767
Innophos Holdings Inc.	63	2,762
Innospec Inc.	77	5,058
Kaiser Aluminum Corp.	55	4,857
KapStone Paper and Packaging Corp.	283	5,828
Koppers Holdings Inc. (b)	67	2,418
Kraton Corp. (b)	100	3,457
LSB Industries Inc. (a) (b)	68	703
Materion Corp.	66	2,467
Myers Industries Inc.	73	1,305
Neenah Paper Inc.	55	4,389
Olympic Steel Inc. (a)	30	590
P.H. Glatfelter Co.	141	2,756
Quaker Chemical Corp.	43	6,190
Rayonier Advanced Materials Inc. (a)	139	2,179
Schweitzer-Mauduit International Inc.	100	3,721
Stepan Co.	63	5,507
SunCoke Energy Inc. (b)	204	2,224
TimkenSteel Corp. (b)	129	1,981
Tredegar Corp.	85	1,289
US Concrete Inc. (a) (b)	49	3,826
		121,432
Real Estate 6.8%
Acadia Realty Trust	272	7,569
Agree Realty Corp.	92	4,233
American Assets Trust Inc.	135	5,319
Apollo Commercial Real Estate Finance Inc.	303	5,616
Armada Hoffler Properties Inc.	147	1,900
Capstead Mortgage Corp.	312	3,252
CareTrust REIT Inc.	235	4,361
CBL & Associates Properties Inc. (a)	548	4,619
Cedar Realty Trust Inc.	253	1,228
Chesapeake Lodging Trust	193	4,720
Coresite Realty Corp.	111	11,460
DiamondRock Hospitality Co.	643	7,041
EastGroup Properties Inc.	109	9,160
Forestar Group Inc. (b)	110	1,879
Four Corners Property Trust Inc.	195	4,896
Franklin Street Properties Corp.	349	3,867
Getty Realty Corp.	86	2,155
Government Properties Income Trust	311	5,695
HFF Inc. - Class A	114	3,969
Independence Realty Trust Inc. (a)	190	1,879
Kite Realty Group Trust	268	5,075
Lexington Realty Trust	695	6,887
LTC Properties Inc.	127	6,530
National Storage Affiliates Trust	142	3,291
Parkway Inc.	139	3,171
Pennsylvania REIT	222	2,515
PS Business Parks Inc.	64	8,437
RE/MAX Holdings Inc. - Class A	56	3,164
Retail Opportunity Investments Corp.	358	6,864
Sabra Healthcare REIT Inc. (a)	210	5,050
Saul Centers Inc.	38	2,174
Summit Hotel Properties Inc.	337	6,280
Universal Health Realty Income Trust	40	3,173
Urstadt Biddle Properties Inc. - Class A	94	1,870
		159,299
Telecommunication Services 1.0%
ATN International Inc.	34	2,361
Cincinnati Bell Inc. (b)	134	2,625
Cogent Communications Group Inc.	131	5,268
Consolidated Communications Holdings Inc. (a)	165	3,534
General Communication Inc. - Class A (b)	88	3,217
Iridium Communications Inc. (a) (b)	269	2,974
Lumos Networks Corp. (b)	78	1,403
Spok Holdings Inc.	68	1,210
		22,592
Utilities 2.7%
Allete Inc.	164	11,746
American States Water Co.	117	5,564
Avista Corp.	210	8,898
California Water Service Group	154	5,665
El Paso Electric Co.	130	6,733
Northwest Natural Gas Co.	92	5,497
South Jersey Industries Inc.	256	8,732
Spire Inc.	157	10,945
		63,780
Total Common Stocks (cost $1,932,767)		2,322,193
SHORT TERM INVESTMENTS 6.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	18,204	18,204
Securities Lending Collateral 6.0%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	139,988	139,988
Treasury Securities 0.0%
U.S. Treasury Bill
1.08%, 12/07/17 (e)	1,050	1,045
Total Short Term Investments (cost $159,237)		159,237
Total Investments 106.0% (cost $2,092,004)		2,481,430
Other Derivative Instruments (0.0)%		(54)
Other Assets and Liabilities, Net (6.0)%		(139,952)
Total Net Assets 100.0%		$2,341,424

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital International Index Fund
COMMON STOCKS 97.8%
Australia 6.9%
AGL Energy Ltd.	103	$2,019
Alumina Ltd. (a)	360	532
Amcor Ltd.	177	2,214
AMP Ltd. (a)	454	1,813
APA Group	177	1,245
Aristocrat Leisure Ltd.	85	1,488
ASX Ltd.	29	1,186
Aurizon Holdings Ltd.	325	1,340

See accompanying Notes to Financial Statements.

85

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

AusNet Services	261	347
Australia & New Zealand Banking Group Ltd.	452	9,981
Bank of Queensland Ltd.	57	502
Bendigo and Adelaide Bank Ltd.	70	594
BHP Billiton Ltd.	494	8,871
BlueScope Steel Ltd.	93	941
Boral Ltd.	173	927
Brambles Ltd.	244	1,825
Caltex Australia Ltd.	39	942
Challenger Financial Services Group Ltd.	85	872
CIMIC Group Ltd.	14	430
Coca-Cola Amatil Ltd.	85	603
Cochlear Ltd.	9	1,020
Commonwealth Bank of Australia (a)	265	16,892
Computershare Ltd.	69	748
Crown Resorts Ltd.	66	623
CSL Ltd.	70	7,430
Dexus	154	1,120
Domino's Pizza Enterprises Ltd. (a)	11	430
Flight Centre Ltd. (a)	10	308
Fortescue Metals Group Ltd.	231	930
Goodman Group	280	1,694
GPT Group	287	1,059
Harvey Norman Holdings Ltd. (a)	81	239
Healthscope Ltd.	255	434
Incitec Pivot Ltd.	249	652
Insurance Australia Group Ltd.	364	1,898
LendLease Corp. Ltd.	82	1,054
Macquarie Group Ltd.	50	3,422
Medibank Private Ltd.	409	879
Mirvac Group	550	902
National Australia Bank Ltd.	412	9,382
Newcrest Mining Ltd.	118	1,827
Oil Search Ltd.	203	1,071
Orica Ltd.	61	964
Origin Energy Ltd. (b)	277	1,464
Qantas Airways Ltd.	68	299
QBE Insurance Group Ltd.	210	1,912
Ramsay Health Care Ltd.	21	1,192
REA Group Ltd.	9	439
Rio Tinto Ltd.	65	3,162
Santos Ltd. (b)	307	719
Scentre Group	811	2,526
Seek Ltd.	49	633
Sonic Health Care Ltd.	63	1,177
South32 Ltd.	835	1,725
Stockland	382	1,288
Suncorp Group Ltd.	197	2,251
Sydney Airport	164	891
Tabcorp Holdings Ltd.	142	476
Tatts Group Ltd.	217	697
Telstra Corp. Ltd.	645	2,135
TPG Telecom Ltd. (a)	63	278
Transurban Group	311	2,839
Treasury Wine Estates Ltd.	118	1,191
Vicinity Centres	500	988
Wesfarmers Ltd.	174	5,380
Westfield Corp.	302	1,862
Westpac Banking Corp. (a)	516	12,130
Woodside Petroleum Ltd.	115	2,644
Woolworths Ltd.	200	3,920
		147,868
Austria 0.2%
Andritz AG	11	650
Erste Group Bank AG	47	1,802
OMV AG	22	1,131
Raiffeisen International Bank Holding AG (b)	24	614
Voestalpine AG (a)	17	786
		4,983
Belgium 1.1%
AGEAS	30	1,224
Anheuser-Busch InBev NV	117	12,971
Belgacom SA	23	791
Colruyt SA	10	528
Groupe Bruxelles Lambert SA	12	1,155
KBC Groep NV	39	2,957
Solvay SA	12	1,565
Telenet Group Holding NV (b)	8	493
UCB SA	19	1,295
Umicore	14	985
		23,964
China 0.1%
Cheung Kong Property Holdings Ltd.	408	3,199
Denmark 1.8%
A P Moller - Maersk A/S - Class A	1	1,070
A P Moller - Maersk A/S - Class B	1	2,067
Carlsberg A/S - Class B	17	1,791
Chr Hansen Holding A/S	15	1,069
Coloplast A/S - Class B	19	1,554
Danske Bank A/S	114	4,376
DONG Energy A/S	22	988
DSV A/S	29	1,801
Genmab A/S (b)	9	1,880
H Lundbeck A/S	11	633
ISS A/S	25	976
Novo Nordisk A/S - Class B	278	11,927
Novozymes A/S - Class B	36	1,585
Pandora A/S	17	1,600
TDC A/S	120	697
Tryg A/S	18	399
Vestas Wind Systems A/S	34	3,110
William Demant Holding A/S (b)	18	459
		37,982
Finland 1.0%
Elisa Oyj	21	819
Fortum Oyj	66	1,036
Kone Oyj - Class B	53	2,682
Metso Oyj	17	575
Neste Oil Oyj	19	750
Nokia Oyj	899	5,518
Nokian Renkaat Oyj	17	711
Orion Oyj - Class B	15	974
Sampo Oyj - Class A	68	3,481
Stora Enso Oyj - Class R	82	1,060
UPM-Kymmene Oyj	82	2,336
Wartsila Oyj	22	1,299
		21,241
France 9.8%
Accor SA	28	1,302
Aeroports de Paris	4	710
Air Liquide	60	7,412
Alstom SA	23	797
Arkema SA	10	1,078
AtoS SE	15	2,073
AXA SA	298	8,191
BNP Paribas SA	173	12,489
Bollore SA (a)	130	595
Bouygues SA	33	1,413
Bureau Veritas SA	39	873
Capgemini SA	25	2,572
Carrefour SA (a)	89	2,242
Casino Guichard Perrachon SA	8	487
Christian Dior SE (b)	8	2,410
Cie de Saint-Gobain	77	4,142
Cie Generale d'Optique Essilor International SA	32	4,088
CNP Assurances SA	25	572
Compagnie Generale des Etablissements Michelin	26	3,458
Credit Agricole SA	176	2,852
Danone SA	91	6,844
Dassault Aviation SA	—	565
Dassault Systemes SA	20	1,814
Edenred	36	936
Eiffage SA	12	1,068
Electricite de France SA	87	940
Engie SA	263	3,986
Eurazeo SA	7	551
Eurofins Scientific SE	2	917
Eutelsat Communications Group SA	26	659
Fonciere Des Regions	6	528
Gecina SA	6	962

See accompanying Notes to Financial Statements.

86

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Groupe Eurotunnel SE	69	741
Hermes International SCA	3	1,613
Icade SA	5	461
Iliad SA	4	929
Imerys SA	5	461
Ingenico (a)	9	859
Ipsen SA	6	828
JC Decaux SA	11	362
Kering SA	11	3,925
Klepierre	35	1,422
Lagardere SCA	17	549
Legrand SA	41	2,856
L'Oreal SA	39	8,086
LVMH Moet Hennessy Louis Vuitton SE	43	10,724
Natixis	140	941
Orange SA (a)	308	4,900
Pernod-Ricard SA	33	4,391
Peugeot SA	72	1,444
Publicis Groupe SA	32	2,361
Remy Cointreau SA	3	382
Renault SA	27	2,450
Rexel SA	45	734
Safran SA	47	4,349
Sanofi SA	179	17,111
Schneider Electric SE	87	6,686
SCOR SE	26	1,029
SEB SA	3	602
Societe BIC SA	4	507
Societe Generale SA	118	6,386
Sodexo SA	14	1,870
Suez Environnement Co.	55	1,017
Thales SA	17	1,790
Total SA (a)	358	17,767
Unibail-Rodamco SE (a)	15	3,894
Valeo SA	36	2,465
Veolia Environnement	74	1,565
Vinci SA	77	6,605
Vivendi SA	156	3,478
Wendel SA	4	620
Zodiac Aerospace	30	819
		209,505
Germany 8.8%
Adidas AG	29	5,574
Allianz SE	70	13,877
Axel Springer SE	8	492
BASF SE	141	13,111
Bayer AG	127	16,472
Bayerische Motoren Werke AG	51	4,755
Beiersdorf AG	16	1,657
Brenntag AG	24	1,390
Commerzbank AG (b)	164	1,958
Continental AG	17	3,615
Covestro AG	17	1,217
Daimler AG	148	10,738
Deutsche Bank AG	319	5,659
Deutsche Boerse AG	29	3,098
Deutsche Lufthansa AG	35	793
Deutsche Post AG	153	5,749
Deutsche Telekom AG	504	9,062
Deutsche Wohnen AG	54	2,084
E.ON SE	336	3,175
Evonik Industries AG	24	776
Fraport AG Frankfurt Airport Services Worldwide	6	545
Fresenius Medical Care AG & Co. KGaA	33	3,142
Fresenius SE & Co. KGaA	64	5,490
GEA Group AG	27	1,117
Hannover Rueck SE	9	1,076
HeidelbergCement AG	23	2,205
Henkel AG & Co. KGaA	16	1,960
Hochtief AG	3	525
Hugo Boss AG	11	745
Infineon Technologies AG	176	3,726
Innogy SE	21	814
K+S AG (a)	30	781
Lanxess AG	14	1,030
Linde AG	29	5,413
MAN SE	5	560
Merck KGaA	20	2,389
Metro AG	26	896
Muenchener Rueckversicherungs AG	25	5,020
Osram Licht AG	13	1,053
ProSiebenSat.1 Media SE	36	1,513
RTL Group SA	7	493
RWE AG (b)	81	1,621
SAP SE	151	15,793
Siemens AG	118	16,194
Symrise AG	19	1,358
Telefonica Deutschland Holding AG	110	552
ThyssenKrupp AG	58	1,647
United Internet AG	18	1,006
Volkswagen AG (a)	5	749
Vonovia SE	71	2,828
Zalando SE (b)	18	816
		188,309
Hong Kong 3.1%
AIA Group Ltd.	1,853	13,580
ASM Pacific Technology Ltd.	44	593
Bank of East Asia Ltd.	180	777
BOC Hong Kong Holdings Ltd.	574	2,751
CK Hutchison Holdings Ltd.	416	5,230
CK Infrastructure Holdings Ltd.	98	823
CLP Holdings Ltd.	255	2,699
First Pacific Co. Ltd.	409	303
Galaxy Entertainment Group Ltd.	367	2,237
Hang Lung Group Ltd.	131	544
Hang Lung Properties Ltd.	308	772
Hang Seng Bank Ltd.	118	2,481
Henderson Land Development Co. Ltd.	179	998
HK Electric Investments Ltd.	442	407
HKT Trust	562	738
Hong Kong & China Gas Co. Ltd.	1,280	2,410
Hong Kong Exchanges & Clearing Ltd.	179	4,653
Hongkong Land Holdings Ltd.	175	1,287
Hysan Development Co. Ltd.	92	440
Jardine Matheson Holdings Ltd.	33	2,108
Kerry Properties Ltd.	108	369
Li & Fung Ltd.	1,012	367
Link REIT	340	2,588
Melco Resorts & Entertainment Ltd. - ADR	39	868
MGM China Holdings Ltd. (a)	140	313
MTR Corp.	219	1,235
New World Development Ltd.	919	1,169
NWS Holdings Ltd. (a)	227	449
PCCW Ltd.	622	354
Power Assets Holdings Ltd.	217	1,916
Shangri-La Asia Ltd.	182	310
Sino Land Co.	457	751
SJM Holdings Ltd.	328	347
Sun Hung Kai Properties Ltd.	220	3,243
Swire Pacific Ltd. - Class A	80	788
Swire Properties Ltd.	173	573
Techtronic Industries Co.	204	941
WH Group Ltd.	1,196	1,212
Wharf Holdings Ltd.	184	1,531
Wheelock & Co. Ltd.	121	915
Yue Yuen Industrial Holdings Ltd.	110	458
		66,528
Ireland 0.5%
CRH Plc	129	4,560
Irish Bank Resolution Corp. Ltd. (b) (c)	34	—
James Hardie Industries SE - CDI (a)	65	1,035
Kerry Group Plc - Class A	24	2,082
Paddy Power Betfair Plc	12	1,321
Ryanair Holdings Plc (b)	2	37
The Governor & Co. of the Bank of Ireland (b)	4,084	1,075
		10,110
Israel 0.7%
Azrieli Group	6	349
Bank Hapoalim BM	158	1,067
Bank Leumi Le-Israel BM	215	1,045
Bezeq Israeli Telecommunication Corp. Ltd.	305	507

See accompanying Notes to Financial Statements.

87

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Check Point Software Technologies Ltd. (b)	20	2,185
Elbit Systems Ltd.	3	425
Frutarom Industries Ltd.	6	393
Israel Chemicals Ltd.	75	352
Mizrahi Tefahot Bank Ltd. (a)	20	370
Mobileye NV (b)	30	1,854
Nice Ltd.	9	706
Teva Pharmaceutical Industries Ltd. - ADR	141	4,681
		13,934
Italy 2.1%
Assicurazioni Generali SpA	194	3,198
Atlantia SpA	71	2,003
CNH Industrial NV	157	1,781
Enel SpA	1,252	6,733
ENI SpA	392	5,908
EXOR NV	16	872
Ferrari NV	19	1,646
Intesa Sanpaolo SpA (a)	160	477
Intesa Sanpaolo SpA	1,955	6,220
Leonardo SpA	60	1,000
Luxottica Group SpA	25	1,453
Mediobanca SpA	84	832
Poste Italiane SpA	77	531
Prysmian SpA	33	974
Recordati SpA	17	690
Saipem SpA (b)	89	330
Snam Rete Gas SpA	345	1,504
Telecom Italia SpA	959	708
Telecom Italia SpA (b)	1,752	1,621
Terna Rete Elettrica Nazionale SpA	224	1,210
Unicredit SpA (b)	308	5,770
UnipolSai SpA	187	409
		45,870
Japan 23.1%
ABC-Mart Inc.	5	283
Acom Co. Ltd. (a) (b)	59	270
AEON Co. Ltd.	92	1,405
AEON Financial Service Co. Ltd.	19	408
AEON Mall Co. Ltd.	20	398
Air Water Inc.	22	403
Aisin Seiki Co. Ltd.	27	1,380
Ajinomoto Co. Inc.	84	1,811
Alfresa Holdings Corp.	28	533
All Nippon Airways Co. Ltd.	172	598
Alps Electric Co. Ltd.	30	867
Amada Co. Ltd.	50	584
Aozora Bank Ltd.	175	666
Asahi Breweries Ltd.	60	2,270
Asahi Glass Co. Ltd.	30	1,265
Asahi Kasei Corp.	197	2,127
Ashikaga Holdings Co. Ltd.	165	618
Asics Corp.	24	437
Astellas Pharma Inc.	333	4,078
Bandai Namco Holdings Inc.	30	1,014
Bank of Kyoto Ltd.	44	418
Benesse Holdings Inc.	12	461
Bridgestone Corp.	100	4,342
Brother Industries Ltd.	35	812
Calbee Inc.	14	536
Canon Inc.	164	5,605
Casio Computer Co. Ltd.	32	500
Central Japan Railway Co.	22	3,558
China Bank Ltd.	104	756
Chubu Electric Power Co. Inc.	96	1,273
Chugai Pharmaceutical Co. Ltd.	33	1,248
Chugoku Bank Ltd.	25	373
Chugoku Electric Power Co. Inc.	41	452
Coca-Cola Bottlers Japan Inc.	18	530
Concordia Financial Group Ltd.	198	1,006
Credit Saison Co. Ltd.	26	517
CYBERDYNE Inc. (a) (b)	18	238
Dai Nippon Printing Co. Ltd.	79	879
Daicel Corp.	41	514
Dai-Ichi Life Holdings Inc.	164	2,984
Daiichi Sankyo Co. Ltd.	86	2,028
Daikin Industries Ltd.	39	3,953
Dainippon Sumitomo Pharma Co. Ltd.	28	378
Daito Trust Construction Co. Ltd.	11	1,682
Daiwa House Industry Co. Ltd.	86	2,951
Daiwa House REIT Investment Co.	—	498
Daiwa Securities Group Inc.	261	1,555
Dena Co. Ltd.	15	345
Denso Corp.	72	3,063
Dentsu Inc.	33	1,585
Disco Corp.	5	752
Don Quijote Holdings Co. Ltd.	18	669
East Japan Railway Co.	51	4,882
Eisai Co. Ltd.	42	2,294
Electric Power Development Co. Ltd.	22	533
FamilyMart UNY Holdings Co. Ltd.	12	697
Fanuc Ltd.	30	5,780
Fast Retailing Co. Ltd.	8	2,739
Fuji Electric Holdings Co. Ltd.	82	432
FUJIFILM Holdings Corp.	62	2,244
Fujitsu Ltd.	307	2,270
Fukuoka Financial Group Inc.	114	544
Hachijuni Bank Ltd.	71	455
Hakuhodo DY Holdings Inc.	39	521
Hamamatsu Photonics KK	21	647
Hankyu Hanshin Holdings Inc.	38	1,374
Hikari Tsushin Inc.	3	327
Hino Motors Ltd.	44	490
Hirose Electric Co. Ltd.	5	680
Hiroshima Bank Ltd.	73	325
Hisamitsu Pharmaceutical Co. Inc.	9	436
Hitachi Chemical Co. Ltd.	15	462
Hitachi Construction Machinery Co. Ltd. (a)	16	397
Hitachi High-Technologies Corp.	10	393
Hitachi Ltd.	746	4,606
Hitachi Metals Ltd.	32	444
Honda Motor Co. Ltd.	265	7,262
Hoshizaki Corp.	9	796
Hoya Corp.	59	3,089
Hulic Co. Ltd.	44	452
Idemitsu Kosan Co. Ltd.	13	370
IHI Corp.	233	802
Iida Group Holdings Co. Ltd.	22	360
INPEX Corp.	141	1,368
Isetan Mitsukoshi Holdings Ltd.	49	496
Isuzu Motors Ltd.	88	1,095
ITOCHU Corp.	227	3,400
J. Front Retailing Co. Ltd.	36	546
Japan Airlines Co. Ltd.	18	548
Japan Airport Terminal Co. Ltd.	7	283
Japan Exchange Group Inc.	82	1,489
Japan Post Bank Co. Ltd.	60	770
Japan Post Holdings Co. Ltd.	67	830
Japan Prime Realty Investment Corp.	—	422
Japan Real Estate Investment Corp.	—	968
Japan Retail Fund Investment Corp.	—	695
Japan Tobacco Inc.	169	5,950
JFE Holdings Inc.	81	1,421
JGC Corp.	31	497
JS Group Corp.	40	989
JSR Corp.	35	598
JTEKT Corp.	33	483
JXTG Holdings Inc.	471	2,068
Kajima Corp.	143	1,208
Kakaku.com Inc.	23	327
Kamigumi Co. Ltd.	38	399
Kaneka Corp.	41	313
Kansai Electric Power Co. Inc.	110	1,524
Kansai Paint Co. Ltd.	32	747
Kao Corp.	76	4,527
Kawasaki Heavy Industries Ltd.	246	733
KDDI Corp.	282	7,480
Keihan Holdings Co. Ltd.	75	477
Keikyu Corp.	70	844
Keio Corp.	92	770
Keisei Electric Railway Co. Ltd.	20	543
Keyence Corp.	15	6,613

See accompanying Notes to Financial Statements.

88

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Kikkoman Corp.	22	697
Kintetsu Corp.	269	1,038
Kirin Holdings Co. Ltd.	135	2,744
Kobe Steel Ltd. (b)	45	468
Koito Manufacturing Co. Ltd.	17	864
Komatsu Ltd.	140	3,586
Konami Corp.	14	768
Konica Minolta Holdings Inc.	79	657
Kose Corp.	5	493
Kubota Corp.	161	2,734
Kuraray Co. Ltd.	53	959
Kurita Water Industries Ltd.	15	405
Kyocera Corp.	49	2,836
kyowa Hakko Kirin Co. Ltd.	39	717
Kyushu Electric Power Co. Inc.	68	826
Kyushu Financial Group Inc.	51	322
Kyushu Railway Co.	26	837
Lawson Inc.	7	518
LINE Corp. (a) (b)	8	267
Lion Corp.	36	736
M3 Inc.	32	869
Mabuchi Motor Co. Ltd.	7	359
Makita Corp.	33	1,234
Marubeni Corp.	254	1,659
Marui Group Co. Ltd.	31	453
Maruichi Steel Tube Ltd.	11	311
Mazda Motor Corp.	89	1,247
McDonald's Holdings Co. Japan Ltd. (a)	10	372
Medipal Holdings Corp.	25	465
MEIJI Holdings Co. Ltd.	18	1,478
Minebea Mitsumi Inc.	62	997
Miraca Holdings Inc.	8	378
MISUMI Group Inc.	43	993
Mitsubishi Chemical Holdings Corp.	224	1,864
Mitsubishi Corp.	233	4,927
Mitsubishi Electric Corp.	298	4,303
Mitsubishi Estate Co. Ltd.	190	3,554
Mitsubishi Gas Chemical Co. Inc.	27	567
Mitsubishi Heavy Industries Ltd.	491	2,026
Mitsubishi Materials Corp.	16	499
Mitsubishi Motors Corp.	99	659
Mitsubishi Tanabe Pharma Corp.	33	770
Mitsubishi UFJ Financial Group Inc.	1,851	12,543
Mitsubishi UFJ Lease & Finance Co. Ltd.	66	359
Mitsui & Co. Ltd.	259	3,729
Mitsui Chemicals Inc.	136	724
Mitsui Fudosan Co. Ltd.	136	3,250
Mitsui OSK Lines Ltd.	169	501
Mixi Inc.	7	368
Mizuho Financial Group Inc.	3,715	6,817
MS&AD Insurance Group Holdings	72	2,422
Murata Manufacturing Co. Ltd.	29	4,431
Nabtesco Corp.	17	482
Nagoya Railroad Co. Ltd.	136	634
NEC Corp.	387	1,028
Nexon Co. Ltd.	29	581
NGK Insulators Ltd.	39	779
NGK Spark Plug Co. Ltd.	26	563
Nidec Corp.	36	3,699
Nikon Corp.	51	809
Nintendo Co. Ltd.	18	5,877
Nippon Building Fund Inc.	—	1,071
Nippon Electric Glass Co. Ltd.	12	454
Nippon Express Co. Ltd.	123	771
Nippon Meat Packers Inc.	26	791
Nippon Paint Co. Ltd. (a)	24	913
Nippon Prologis REIT Inc.	—	570
Nippon Steel Corp.	115	2,634
Nippon Telegraph & Telephone Corp.	107	5,040
Nippon Yusen KK	237	444
Nissan Chemical Industries Ltd.	18	599
Nissan Motor Co. Ltd.	351	3,507
Nisshin Seifun Group Inc.	29	477
Nissin Foods Holdings Co. Ltd.	9	544
Nitori Co. Ltd.	13	1,675
Nitto Denko Corp.	25	2,089
NOK Corp.	16	331
Nomura Holdings Inc.	552	3,332
Nomura Real Estate Holdings Inc.	21	420
Nomura Real Estate Master Fund Inc.	1	806
Nomura Research Institute Ltd.	20	771
NSK Ltd.	65	830
NTT Data Corp.	93	1,042
NTT DoCoMo Inc.	213	5,039
Obayashi Corp.	96	1,135
Obic Co. Ltd.	10	585
Odakyu Electric Railway Co. Ltd.	44	885
OJI Holdings Corp.	141	729
Olympus Corp.	46	1,672
Omron Corp.	31	1,326
Ono Pharmaceutical Co. Ltd.	61	1,337
Oracle Corp. Japan	6	403
Oriental Land Co. Ltd.	34	2,311
ORIX Corp.	201	3,101
Osaka Gas Co. Ltd.	298	1,221
Otsuka Corp.	8	479
Otsuka Holdings Co. Ltd.	59	2,538
Panasonic Corp.	341	4,647
Park24 Co. Ltd.	19	473
Pola Orbis Holdings Inc.	16	433
Rakuten Inc.	145	1,712
Recruit Holdings Co. Ltd.	167	2,873
Resona Holdings Inc.	340	1,876
Ricoh Co. Ltd.	114	1,005
Rinnai Corp.	5	466
Rohm Co. Ltd.	14	1,094
Ryohin Keikaku Co. Ltd.	4	950
Sankyo Co. Ltd.	7	221
Santen Pharmaceutical Co. Ltd.	55	751
SBI Holdings Inc.	31	426
Secom Co. Ltd.	32	2,438
Sega Sammy Holdings Inc.	33	441
Seibu Holdings Inc.	31	578
Seiko Epson Corp.	42	928
Sekisui Chemical Co. Ltd.	61	1,087
Sekisui House Ltd.	93	1,647
Seven & I Holdings Co. Ltd.	116	4,792
Seven Bank Ltd.	87	312
Sharp Corp. (a) (b)	222	832
Shimadzu Corp.	41	780
Shimamura Co. Ltd.	3	404
Shimano Inc.	11	1,808
Shimizu Corp.	82	871
Shin-Etsu Chemical Co. Ltd.	60	5,441
Shinsei Bank Ltd.	263	461
Shionogi & Co. Ltd.	46	2,567
Shiseido Co. Ltd.	58	2,079
Shizuoka Bank Ltd.	79	717
Showa Shell Sekiyu KK	27	255
SMC Corp.	9	2,663
SoftBank Group Corp.	127	10,309
Sohgo Security Services Co. Ltd.	11	474
Sompo Holdings Inc.	54	2,088
Sony Corp.	194	7,451
Sony Financial Holdings Inc.	26	443
Stanley Electric Co. Ltd.	22	670
Start Today Co. Ltd.	29	712
Subaru Corp. NPV	94	3,177
Sumitomo Chemical Co. Ltd.	249	1,471
Sumitomo Corp.	181	2,370
Sumitomo Electric Industries Ltd.	116	1,790
Sumitomo Heavy Industries Ltd.	96	639
Sumitomo Metal Mining Co. Ltd.	78	1,045
Sumitomo Mitsui Financial Group Inc.	207	8,091
Sumitomo Mitsui Trust Holdings Inc.	51	1,831
Sumitomo Realty & Development Co. Ltd.	53	1,658
Sumitomo Rubber Industries Inc.	31	524
Sundrug Co. Ltd.	11	403
Suntory Beverage & Food Ltd.	21	959
Suruga Bank Ltd.	26	623
Suzuken Co. Ltd.	11	377
Suzuki Motor Corp.	54	2,559

See accompanying Notes to Financial Statements.

89

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Sysmex Corp.	25	1,472
T&D Holdings Inc.	86	1,324
Taiheiyo Cement Corp.	178	652
Taisei Corp.	160	1,462
Taisho Pharmaceutical Holdings Co. Ltd.	5	404
Taiyo Nippon Sanso Corp.	24	271
Takashimaya Co. Ltd.	44	420
Takeda Pharmaceutical Co. Ltd.	110	5,573
TDK Corp.	19	1,283
Teijin Ltd.	28	530
Terumo Corp.	49	1,933
THK Co. Ltd.	18	508
Tobu Railway Co. Ltd.	144	786
Toho Co. Ltd.	17	518
Toho Gas Co. Ltd.	56	408
Tohoku Electric Power Co. Inc.	67	932
Tokio Marine Holdings Inc.	105	4,387
Tokyo Electric Power Co. Holdings Inc. (b)	215	886
Tokyo Electron Ltd.	24	3,316
Tokyo Gas Co. Ltd.	307	1,600
Tokyo Tatemono Co. Ltd.	30	397
Tokyu Corp.	158	1,206
Tokyu Fudosan Holdings Corp	75	446
Toppan Printing Co. Ltd.	78	857
Toray Industries Inc.	225	1,889
Toshiba Corp. (a) (b)	630	1,524
Tosoh Corp.	94	971
TOTO Ltd.	21	805
Toyo Seikan Group Holdings Ltd.	24	404
Toyo Suisan Kaisha Ltd.	13	499
Toyoda Gosei Co. Ltd.	9	225
Toyota Industries Corp.	24	1,282
Toyota Motor Corp.	401	21,140
Toyota Tsusho Corp.	32	949
Trend Micro Inc.	19	992
Tsuruha Holdings Inc.	5	575
Unicharm Corp.	63	1,585
United Urban Investment Corp.	—	712
USS Co. Ltd.	33	648
West Japan Railway Co.	26	1,825
Yahoo! Japan Corp. (a)	211	918
Yakult Honsha Co. Ltd.	13	886
Yamada Denki Co. Ltd. (a)	92	459
Yamaguchi Financial Group Inc.	29	351
Yamaha Corp.	25	863
Yamaha Motor Co. Ltd.	42	1,079
Yamato Holdings Co. Ltd.	52	1,055
Yamazaki Baking Co. Ltd.	19	387
Yaskawa Electric Corp.	37	798
Yokogawa Electric Corp.	34	539
Yokohama Rubber Co. Ltd.	21	414
		493,361
Jersey 0.1%
Randgold Resources Ltd.	15	1,321
Luxembourg 0.3%
ArcelorMittal (b)	104	2,373
Millicom International Cellular SA - SDR	10	579
SES SA - FDR	57	1,332
Tenaris SA (a)	70	1,094
		5,378
Macau 0.1%
Sands China Ltd.	360	1,651
Wynn Macau Ltd.	231	541
		2,192
Malta 0.0%
BGP Holdings Plc (c)	479	8
Netherlands 5.3%
ABN AMRO Group NV - CVA	58	1,534
Aegon NV (a)	269	1,378
Airbus SE	89	7,349
Akzo Nobel NV	39	3,405
Altice NV (a) (b)	58	1,347
Altice NV (b)	16	374
ASML Holding NV	57	7,498
Gemalto NV	12	722
Heineken Holding NV	15	1,376
Heineken NV	35	3,399
ING Groep NV	596	10,325
Koninklijke Ahold NV	199	3,807
Koninklijke Boskalis Westminster NV	14	450
Koninklijke KPN NV	525	1,685
Koninklijke Philips Electronics NV	144	5,134
Koninklijke Philips NV	28	2,060
Koninklijke Vopak NV	10	484
NN Group NV (a)	47	1,683
NXP Semiconductors NV (b)	53	5,832
Randstad Holding NV	18	1,035
Reed Elsevier NV	146	3,013
Royal Dutch Shell Plc - Class A	680	18,087
Royal Dutch Shell Plc - Class B	575	15,504
Unilever NV - CVA	250	13,822
Wolters Kluwer NV	46	1,963
		113,266
New Zealand 0.2%
Auckland International Airport Ltd.	141	739
Contact Energy Ltd.	105	401
Fletcher Building Ltd.	102	599
Mercury NZ Ltd.	119	288
Meridian Energy Ltd.	213	453
Ryman Healthcare Ltd.	61	369
Spark New Zealand Ltd.	270	749
		3,598
Norway 0.6%
DNB Bank ASA	152	2,586
Gjensidige Forsikring ASA	30	506
Marine Harvest ASA	57	975
Norsk Hydro ASA	200	1,109
Orkla ASA	121	1,232
Schibsted ASA - Class A	13	305
Schibsted ASA - Class B	14	314
Statoil ASA	171	2,852
Telenor ASA	118	1,956
Yara International ASA	26	992
		12,827
Portugal 0.1%
Banco Espirito Santo SA (b) (c)	413	—
Energias de Portugal SA	353	1,155
Galp Energia SGPS SA	74	1,132
Jeronimo Martins SGPS SA	37	730
		3,017
Singapore 1.3%
Ascendas REIT	405	767
CapitaLand Ltd.	381	970
CapitaMall Trust	365	524
Captialand Commerical Trust	304	366
City Developments Ltd.	69	537
ComfortDelgro Corp. Ltd.	318	532
DBS Group Holdings Ltd.	270	4,079
Genting Singapore Plc	897	709
Global Logistic Properties Ltd.	395	823
Golden Agri-Resources Ltd.	1,187	324
Hutchison Port Holdings Trust	763	329
Jardine Cycle & Carriage Ltd.	15	473
Keppel Corp. Ltd.	216	988
Oversea-Chinese Banking Corp. Ltd.	476	3,740
SembCorp Industries Ltd.	144	322
Singapore Airlines Ltd.	80	589
Singapore Airport Terminal Services Ltd.	99	366
Singapore Exchange Ltd.	119	636
Singapore Press Holdings Ltd. (a)	236	553
Singapore Technologies Engineering Ltd.	231	620
Singapore Telecommunications Ltd.	1,239	3,508
StarHub Ltd.	90	179
Suntec REIT	405	550
United Overseas Bank Ltd.	200	3,352
UOL Group Ltd.	71	393
Wilmar International Ltd.	245	597

See accompanying Notes to Financial Statements.

90

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Yangzijiang Shipbuilding Holdings Ltd.	407	352
		27,178
Spain 3.4%
Abertis Infraestructuras SA - Class A	108	2,006
ACS Actividades de Construccion y Servicios SA	37	1,438
Aena SA	10	2,053
Amadeus IT Group SA	67	3,998
Banco Bilbao Vizcaya Argentaria SA	1,029	8,572
Banco de Sabadell SA	822	1,675
Banco Santander SA	2,241	14,899
Bankia SA	154	743
Bankinter SA	100	925
CaixaBank SA	557	2,670
Distribuidora Internacional de Alimentacion SA	92	572
Enagas SA	34	947
Endesa SA	49	1,143
Ferrovial SA	73	1,636
Gamesa Corp. Tecnologica SA	38	820
Gas Natural SDG SA	55	1,301
Grifols SA - Class A	44	1,236
Iberdrola SA	894	7,103
Inditex SA	168	6,471
Mapfre SA	160	559
Red Electrica Corp. SA	68	1,423
Repsol SA	192	2,953
Telefonica SA	698	7,230
		72,373
Sweden 2.8%
Alfa Laval AB	44	894
Assa Abloy AB - Class B	152	3,359
Atlas Copco AB - Class A	104	3,997
Atlas Copco AB - Class B	60	2,074
Boliden AB	44	1,199
Electrolux AB - Class B	36	1,175
Essity AB - Class B (b)	92	2,526
Getinge AB - Class B	29	578
Hennes & Mauritz AB - Class B	144	3,598
Hexagon AB - Class B	40	1,924
Husqvarna AB - Class B	61	610
ICA Gruppen AB	12	444
Industrivarden AB - Class C	24	580
Investor AB - Class B	69	3,334
Kinnevik AB - Class B	37	1,149
L E Lundbergforetagen AB - Series B	6	440
Lundin Petroleum AB (b)	28	536
Nordea Bank AB	468	5,962
Sandvik AB	176	2,771
Securitas AB - Class B	46	785
Skandinaviska Enskilda Banken AB - Class A	231	2,810
Skanska AB - Class B	54	1,286
SKF AB - Class B	59	1,200
Svenska Handelsbanken AB - Class A	231	3,319
Swedbank AB - Class A	137	3,348
Swedish Match AB	28	989
Tele2 AB - Class B	53	558
Telefonaktiebolaget LM Ericsson - Class B	466	3,359
Telia Co. AB	407	1,881
Volvo AB - Class B	240	4,108
		60,793
Switzerland 8.6%
ABB Ltd.	307	7,615
Adecco Group AG	25	1,901
Baloise Holding AG	8	1,209
Barry Callebaut AG	—	449
Cie Financiere Richemont SA	80	6,631
Credit Suisse Group AG	358	5,193
Dufry AG (b)	5	857
EMS-Chemie Holding AG	1	898
Geberit AG	6	2,640
Givaudan SA	1	2,821
Glencore Plc	1,882	7,068
Julius Baer Group Ltd.	34	1,814
Kuehne & Nagel International AG	9	1,423
LafargeHolcim Ltd.	69	3,960
Lindt & Spruengli AG	—	1,116
Lonza Group AG	11	2,468
Nestle SA	478	41,619
Novartis AG	343	28,588
Pargesa Holding SA	6	454
Partners Group Holding AG	3	1,686
Roche Holding AG	108	27,540
Schindler Holding AG	3	620
SGS SA	1	2,033
Sika AG	—	2,122
Sonova Holding AG	8	1,265
STMicroelectronics NV	100	1,445
Straumann Holding AG	2	873
Swatch Group AG	8	608
Swatch Group AG	5	1,751
Swiss Life Holding AG	5	1,672
Swiss Prime Site AG	11	965
Swiss Re AG	50	4,583
Swisscom AG	4	1,964
UBS Group AG	563	9,552
Vifor Pharma AG	7	790
Zurich Insurance Group AG	23	6,769
		184,962
United Kingdom 15.6%
3i Group Plc	152	1,790
Aberdeen Asset Management Plc	136	535
Admiral Group Plc	32	827
Anglo American Plc (b)	202	2,708
Antofagasta Plc	58	612
Ashtead Group Plc	78	1,622
Associated British Foods Plc	55	2,121
AstraZeneca Plc	194	13,024
Auto Trader Group Plc	145	720
Aviva Plc	627	4,305
Babcock International Group Plc	44	502
BAE Systems Plc	482	3,982
Barclays Plc	2,612	6,908
Barratt Developments Plc	149	1,100
Berkeley Group Holdings Plc	20	826
BHP Billiton Plc	326	5,025
BP Plc	3,004	17,391
British American Tobacco Plc	286	19,541
British Land Co. Plc	145	1,148
BT Group Plc	1,304	5,018
Bunzl Plc	53	1,569
Burberry Group Plc	68	1,476
Capita Group Plc	98	888
Capital Shopping Centres Group Plc (a)	140	491
Carnival Plc	29	1,934
Centrica Plc	839	2,190
Cobham Plc	444	751
Coca-Cola European Partners Plc	34	1,395
Coca-Cola HBC AG	27	792
Compass Group Plc	244	5,141
ConvaTec Group Plc (b)	189	787
Croda International Plc	19	987
DCC Plc	14	1,281
Diageo Plc	387	11,442
Direct Line Insurance Group Plc	204	946
Dixons Carphone Plc	144	535
easyJet Plc	28	494
Experian Plc	144	2,957
Fiat Chrysler Automobiles NV (b)	167	1,768
Fresnillo Plc	33	636
G4S Plc	230	981
GKN Plc	255	1,082
GlaxoSmithKline Plc	754	16,095
Hammerson Plc	118	882
Hargreaves Lansdown Plc	39	657
Hikma Pharmaceuticals Plc (a)	21	409
HSBC Holdings Plc	3,050	28,301
IMI Plc	40	624
Imperial Brands Plc	148	6,642
Inmarsat Plc	67	670
InterContinental Hotels Group Plc	28	1,567
International Consolidated Airlines Group SA	99	787
Intertek Group Plc	25	1,401

See accompanying Notes to Financial Statements.

91

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Investec Plc	97	724
ITV Plc	538	1,275
J Sainsbury Plc	243	799
Johnson Matthey Plc	29	1,076
Kingfisher Plc	354	1,386
Land Securities Group Plc	121	1,606
Legal & General Group Plc	903	3,042
Lloyds Banking Group Plc	10,990	9,486
London Stock Exchange Group Plc	49	2,329
Marks & Spencer Group Plc	241	1,050
Mediclinic International Plc (a)	55	528
Meggitt Plc	114	711
Merlin Entertainments Plc	105	660
Mondi Plc	57	1,490
National Grid Plc	529	6,569
Next Plc	22	1,109
Old Mutual Plc	755	1,905
Pearson Plc	122	1,102
Persimmon Plc	48	1,393
Petrofac Ltd. (a)	38	220
Provident Financial Plc	22	695
Prudential Plc (d)	397	9,120
Reckitt Benckiser Group Plc	102	10,379
Relx Plc	165	3,570
Rio Tinto Plc	190	8,074
Rolls-Royce Holdings Plc	252	2,933
Royal Bank of Scotland Group Plc (b)	527	1,704
Royal Mail Plc	134	733
RSA Insurance Group Plc	161	1,295
Sage Group Plc	167	1,499
Schroders Plc	20	814
Segro Plc	148	944
Severn Trent Plc	35	996
Shire Plc	139	7,701
Sky Plc	161	2,088
Smith & Nephew Plc	134	2,323
Smiths Group Plc	59	1,224
SSE Plc	154	2,917
St. James's Place Plc	83	1,286
Standard Chartered Plc (b)	506	5,135
Standard Life Plc	310	1,615
Tate & Lyle Plc	69	594
Taylor Wimpey Plc	485	1,116
Tesco Plc (b)	1,240	2,732
Travis Perkins Plc	37	700
TUI AG	67	984
Unilever Plc	197	10,696
United Utilities Group Plc	108	1,220
Vodafone Group Plc	4,091	11,634
Weir Group Plc	32	730
Whitbread Plc	28	1,464
WM Morrison Supermarkets Plc	329	1,036
Wolseley Plc	39	2,369
Worldpay Group Plc	298	1,224
WPP Plc	198	4,166
		334,433
United States of America 0.2%
AerCap Holdings NV (b)	23	1,065
Jardine Strategic Holdings Ltd.	33	1,372
Qiagen NV (b)	34	1,144
Taro Pharmaceutical Industries Ltd. (a) (b)	3	301
		3,882
Total Common Stocks (cost $1,844,924)		2,092,082
PREFERRED STOCKS 0.6%
Germany 0.5%
Bayerische Motoren Werke AG	8	666
Fuchs Petrolub SE	10	557
Henkel AG & Co. KGaA (e)	27	3,725
Porsche Automobil Holding SE (e)	24	1,334
Schaeffler AG	24	349
Volkswagen AG	29	4,366
		10,997
Switzerland 0.1%
Lindt & Spruengli AG (e)	—	871
Schindler Holding AG (e)	6	1,339
		2,210
Total Preferred Stocks (cost $11,967)		13,207
RIGHTS 0.0%
Spain 0.0%
ACS Actividades de Construccion y Servicios SA (b)	37	30
Repsol SA (a) (b)	179	82
Total Rights (cost $117)		112
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (d) (f)	25,364	25,364
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (d) (f)	17,786	17,786
Treasury Securities 0.1%
U.S. Treasury Bill
1.08%, 12/07/17 (g)	1,870	1,861
Total Short Term Investments (cost $45,011)		45,011
Total Investments 100.5% (cost $1,902,019)		2,150,412
Other Derivative Instruments (0.0)%		(561)
Other Assets and Liabilities, Net (0.5)%		(9,827)
Total Net Assets 100.0%		$2,140,024

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Convertible security.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(g) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
COMMON STOCKS 97.8%
Consumer Discretionary 13.6%
ARAMARK Corp.	—	$6
Autoliv Inc. (a)	—	6
AutoNation Inc. (b)	—	2
Best Buy Co. Inc.	—	10
BorgWarner Inc.	—	6
Buckle Inc. (a)	—	—
Caleres Inc.	—	1
Callaway Golf Co.	—	1
Carmax Inc. (b)	—	8
Charter Communications Inc. - Class A (b)	—	45
Choice Hotels International Inc.	—	1
Columbia Sportswear Co.	—	1
CSS Industries Inc.	—	—
Darden Restaurants Inc.	—	7
Deckers Outdoor Corp. (b)	—	2
Discovery Communications Inc. - Class A (b)	—	3
Discovery Communications Inc. - Class C (b)	—	3
Domino's Pizza Inc.	—	6
Ethan Allen Interiors Inc.	—	—
Foot Locker Inc.	—	4
GameStop Corp. - Class A	—	1
Gap Inc.	—	3
Garmin Ltd.	—	4
HanesBrands Inc.	—	5
Harley-Davidson Inc.	—	6
Hasbro Inc.	—	8
Hilton Worldwide Holdings Inc.	—	8
HSN Inc.	—	1
Jack in the Box Inc.	—	2
John Wiley & Sons Inc. - Class A	—	2
Kohl's Corp.	—	4
La-Z-Boy Inc.	—	1
Liberty Global Plc - Class A (b)	—	1

See accompanying Notes to Financial Statements.

92

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Liberty Global Plc - Class A (b)	—	5
Liberty Global Plc - Class C (b)	—	1
Liberty Global Plc - Class C (b)	1	11
LKQ Corp. (b)	—	7
Lowe's Cos. Inc.	1	42
Marriott International Inc. - Class A	—	21
Mattel Inc.	—	5
McDonald's Corp.	1	79
Meritage Homes Corp. (b)	—	1
Michael Kors Holdings Ltd. (b)	—	4
Mohawk Industries Inc. (b)	—	9
Netflix Inc. (b)	—	40
New York Times Co. - Class A	—	2
Newell Brands Inc.	1	16
Nike Inc. - Class B	1	49
Nordstrom Inc. (a)	—	4
NutriSystem Inc.	—	1
Office Depot Inc.	1	2
Pier 1 Imports Inc.	—	—
Pool Corp.	—	3
Priceline Group Inc. (b)	—	58
PVH Corp.	—	5
Royal Caribbean Cruises Ltd.	—	12
Scholastic Corp.	—	1
Scripps Networks Interactive Inc. - Class A	—	4
Shutterfly Inc. (b)	—	1
Signet Jewelers Ltd.	—	2
Staples Inc.	1	4
Starbucks Corp.	1	53
Tesla Inc. (a) (b)	—	29
Tiffany & Co.	—	7
Time Warner Inc.	1	49
Tractor Supply Co.	—	4
Tupperware Brands Corp.	—	2
Ulta Beauty Inc. (b)	—	11
Under Armour Inc. - Class A (a) (b)	—	2
Under Armour Inc. - Class C (b)	—	2
Vail Resorts Inc.	—	5
VF Corp.	—	13
Walt Disney Co.	1	105
Weyco Group Inc.	—	—
Wolverine World Wide Inc.	—	2
		831
Consumer Staples 8.9%
Archer-Daniels-Midland Co.	1	15
Avon Products Inc. (b)	—	1
Bunge Ltd.	—	6
Campbell Soup Co.	—	6
Clorox Co.	—	11
Coca-Cola Co.	3	115
Colgate-Palmolive Co.	1	39
Darling Ingredients Inc. (b)	—	2
Dr. Pepper Snapple Group Inc.	—	10
Estee Lauder Cos. Inc. - Class A	—	13
General Mills Inc.	1	20
Hain Celestial Group Inc. (b)	—	2
Hormel Foods Corp.	—	6
Ingredion Inc.	—	5
JM Smucker Co.	—	8
Kellogg Co.	—	11
Kimberly-Clark Corp.	—	29
Kraft Heinz Foods Co.	1	32
McCormick & Co. Inc.	—	7
Mondelez International Inc. - Class A	1	42
Procter & Gamble Co.	2	140
Sysco Corp.	1	16
United Natural Foods Inc. (b)	—	1
Whole Foods Market Inc.	—	8
		545
Energy 4.8%
Baker Hughes Inc.	—	14
Clean Energy Fuels Corp. (b)	—	—
ConocoPhillips Co.	1	34
Core Laboratories NV	—	3
Denbury Resources Inc. (b)	—	—
Devon Energy Corp.	1	10
Energen Corp. (b)	—	3
EOG Resources Inc.	1	33
EQT Corp.	—	6
Hess Corp.	—	8
Marathon Oil Corp.	1	6
Marathon Petroleum Corp.	1	17
National Oilwell Varco Inc.	—	8
Noble Energy Inc.	—	8
Occidental Petroleum Corp.	1	29
Oneok Inc.	—	7
Phillips 66	—	23
Pioneer Natural Resources Co.	—	17
QEP Resources Inc. (b)	—	2
Schlumberger Ltd.	1	57
Southwestern Energy Co. (b)	1	2
TechnipFMC Plc (b)	—	8
		295
Financials 10.7%
Aflac Inc.	—	19
Allstate Corp.	—	21
Ally Financial Inc.	—	6
American Express Co.	1	40
Ameriprise Financial Inc.	—	12
Bank of Hawaii Corp.	—	2
Bank of New York Mellon Corp.	1	33
BlackRock Inc.	—	32
Cathay General Bancorp	—	2
Charles Schwab Corp.	1	32
Chubb Ltd.	—	43
CIT Group Inc.	—	4
Citizens Financial Group Inc.	1	12
CME Group Inc.	—	27
Comerica Inc.	—	8
FactSet Research Systems Inc.	—	4
Franklin Resources Inc.	—	9
Hartford Financial Services Group Inc.	—	12
Heartland Financial USA Inc.	—	1
International Bancshares Corp.	—	1
Invesco Ltd.	—	9
KeyCorp	1	13
Legg Mason Inc.	—	2
Loews Corp.	—	8
M&T Bank Corp.	—	14
Marsh & McLennan Cos. Inc.	1	25
Moody's Corp.	—	13
New York Community Bancorp Inc.	1	4
Northern Trust Corp.	—	13
Old National Bancorp	—	1
People's United Financial Inc.	—	4
PNC Financial Services Group Inc.	1	38
Principal Financial Group Inc.	—	12
Progressive Corp.	1	16
Prudential Financial Inc.	—	29
S&P Global Inc.	—	24
Signature Bank (b)	—	5
State Street Corp.	—	22
SVB Financial Group (b)	—	6
T. Rowe Price Group Inc.	—	11
TD Ameritrade Holding Corp.	—	7
Travelers Cos. Inc.	—	22
Umpqua Holdings Corp.	—	3
Voya Financial Inc.	—	4
Weyerhaeuser Co.	1	16
Willis Towers Watson Plc	—	12
		653
Health Care 12.3%
Agilent Technologies Inc.	—	11
Align Technology Inc. (b)	—	7
AmerisourceBergen Corp.	—	9
Amgen Inc.	1	79
Becton Dickinson & Co.	—	27
Biogen Inc. (b)	—	37
BioMarin Pharmaceutical Inc. (b)	—	10
Bio-Techne Corp.	—	3

See accompanying Notes to Financial Statements.

93

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Bristol-Myers Squibb Co.	1	58
Cardinal Health Inc.	—	15
Celgene Corp. (b)	1	63
Centene Corp. (b)	—	9
Cerner Corp. (b)	—	13
CIGNA Corp.	—	26
Cooper Cos. Inc.	—	7
DENTSPLY SIRONA Inc.	—	9
Edwards Lifesciences Corp. (b)	—	15
Envision Healthcare Corp. (b)	—	4
Gilead Sciences Inc.	1	58
HCA Healthcare Inc. (b)	—	16
Henry Schein Inc. (b)	—	9
Hologic Inc. (b)	—	8
Humana Inc.	—	23
Idexx Laboratories Inc. (b)	—	9
Jazz Pharmaceuticals Plc (b)	—	6
Laboratory Corp. of America Holdings (b)	—	10
MEDNAX Inc. (b)	—	4
Merck & Co. Inc.	2	111
Mettler-Toledo International Inc. (b)	—	10
PAREXEL International Corp. (b)	—	3
Patterson Cos. Inc.	—	2
Quest Diagnostics Inc.	—	10
Quintiles IMS Holdings Inc. (b)	—	8
ResMed Inc.	—	7
Select Medical Holdings Corp. (b)	—	1
Varian Medical Systems Inc. (b)	—	6
VCA Inc. (b)	—	4
Vertex Pharmaceuticals Inc. (b)	—	20
Waters Corp. (b)	—	9
Zoetis Inc. - Class A	1	20
		756
Industrials 10.0%
3M Co.	1	77
ACCO Brands Corp. (b)	—	1
Acuity Brands Inc.	—	6
AGCO Corp.	—	2
Air Lease Corp. - Class A	—	2
Allegion Plc	—	5
AO Smith Corp.	—	5
Applied Industrial Technologies Inc.	—	1
ArcBest Corp.	—	—
Avis Budget Group Inc. (b)	—	1
Builders FirstSource Inc. (b)	—	1
C.H. Robinson Worldwide Inc.	—	6
Caterpillar Inc.	1	39
Copart Inc. (b)	—	4
CSX Corp.	1	32
Cummins Inc.	—	16
Deere & Co.	—	21
Delta Air Lines Inc.	—	6
Deluxe Corp.	—	2
Dover Corp.	—	8
Dun & Bradstreet Corp.	—	2
Eaton Corp. Plc	—	22
Echo Global Logistics Inc. (b)	—	—
EMCOR Group Inc.	—	2
Essendant Inc.	—	—
Expeditors International of Washington Inc.	—	6
Exponent Inc.	—	1
Fastenal Co.	—	8
Flowserve Corp.	—	4
Fortive Corp.	—	13
Fortune Brands Home & Security Inc.	—	6
Genesee & Wyoming Inc. - Class A (b)	—	3
Graco Inc.	—	4
Granite Construction Inc.	—	1
H&E Equipment Services Inc.	—	—
Heidrick & Struggles International Inc.	—	—
Hertz Global Holdings Inc. (b)	—	—
HNI Corp.	—	1
ICF International Inc. (b)	—	1
IHS Markit Ltd. (b)	—	10
Illinois Tool Works Inc.	—	28
Ingersoll-Rand Plc	—	14
Interface Inc.	—	1
Johnson Controls International Plc	1	26
Kansas City Southern	—	7
Kelly Services Inc. - Class A	—	—
Knoll Inc.	—	1
Lincoln Electric Holdings Inc.	—	4
Manpower Inc.	—	4
Masco Corp.	—	8
Meritor Inc. (b)	—	1
Middleby Corp. (b)	—	5
Navigant Consulting Inc. (b)	—	1
Norfolk Southern Corp.	—	22
On Assignment Inc. (b)	—	2
Owens Corning Inc.	—	5
Parker Hannifin Corp.	—	13
Quanta Services Inc. (b)	—	3
Resources Connection Inc.	—	—
Robert Half International Inc.	—	4
Rockwell Automation Inc.	—	13
Roper Industries Inc.	—	15
RPX Corp. (b)	—	—
RR Donnelley & Sons Co.	—	1
Ryder System Inc.	—	3
Sensata Technologies Holding NV (b)	—	4
Snap-On Inc.	—	6
Southwest Airlines Co.	—	6
Stanley Black & Decker Inc.	—	13
Steelcase Inc. - Class A	—	1
Team Inc. (b)	—	—
Tennant Co.	—	1
Tetra Tech Inc.	—	2
Timken Co.	—	2
TrueBlue Inc. (b)	—	1
United Parcel Service Inc. - Class B	1	48
United Rentals Inc. (b)	—	6
WABCO Holdings Inc. (b)	—	5
Wabtec Corp. (a)	—	5
Wesco Aircraft Holdings Inc. (b)	—	—
WW Grainger Inc.	—	6
Xylem Inc.	—	6
		612
Information Technology 26.5%
Accenture Plc - Class A	1	48
Adobe Systems Inc. (b)	1	44
Advanced Micro Devices Inc. (b)	1	7
Alphabet Inc. - Class A (b)	—	173
Alphabet Inc. - Class C (b)	—	177
Analog Devices Inc.	—	17
Ansys Inc. (b)	—	6
Applied Materials Inc.	1	28
Autodesk Inc. (b)	—	12
Automatic Data Processing Inc.	—	29
CA Inc.	—	7
Cadence Design Systems Inc. (b)	—	6
Calix Inc. (b)	—	—
Cisco Systems Inc.	3	98
Citrix Systems Inc. (b)	—	8
Cognizant Technology Solutions Corp. - Class A	1	25
Convergys Corp.	—	2
Corning Inc.	1	17
Dell Technologies Inc. - Class V (b)	—	8
F5 Networks Inc. (b)	—	5
FleetCor Technologies Inc. (b)	—	8
Flextronics International Ltd. (b)	1	6
Fortinet Inc. (b)	—	3
Hewlett Packard Enterprise Co.	1	17
HP Inc.	1	18
Intel Corp.	3	100
International Business Machines Corp.	1	86
Intuit Inc.	—	20
Itron Inc. (b)	—	2
Lam Research Corp.	—	14
Microchip Technology Inc. (a)	—	10
Microsoft Corp.	5	316
Motorola Solutions Inc.	—	9
Nvidia Corp.	1	49

See accompanying Notes to Financial Statements.

94

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Oracle Corp.	2	97
Plantronics Inc.	—	1
Salesforce.com Inc. (b)	1	36
Skyworks Solutions Inc.	—	11
SunPower Corp. (b)	—	—
Super Micro Computer Inc. (b)	—	1
Symantec Corp.	1	11
TE Connectivity Ltd.	—	17
Teradata Corp. (b)	—	3
Texas Instruments Inc.	1	48
Trimble Inc. (b)	—	6
Western Union Co.	1	6
Workday Inc. - Class A (b)	—	8
Xerox Corp.	—	4
		1,624
Materials 2.8%
Air Products & Chemicals Inc.	—	20
Albemarle Corp.	—	7
Avery Dennison Corp.	—	5
Axalta Coating Systems Ltd. (b)	—	4
Ball Corp.	—	9
Compass Minerals International Inc.	—	1
Domtar Corp.	—	2
Ecolab Inc.	—	22
HB Fuller Co.	—	2
International Flavors & Fragrances Inc.	—	6
Minerals Technologies Inc.	—	2
Mosaic Co.	—	4
Nucor Corp.	—	11
PPG Industries Inc.	—	17
Praxair Inc.	—	24
Schnitzer Steel Industries Inc. - Class A	—	—
Sealed Air Corp.	—	6
Sherwin-Williams Co.	—	18
Sonoco Products Co.	—	3
WestRock Co.	—	9
		172
Real Estate 4.2%
American Tower Corp.	—	35
AvalonBay Communities Inc.	—	16
Boston Properties Inc.	—	12
CBRE Group Inc. - Class A (b)	—	7
Corporate Office Properties Trust	—	2
Digital Realty Trust Inc.	—	12
Duke Realty Corp.	—	6
Equinix Inc.	—	21
Equity Residential Properties Inc.	—	15
Federal Realty Investment Trust	—	6
Forest City Realty Trust Inc. - Class A	—	3
HCP Inc.	—	9
Host Hotels & Resorts Inc.	1	8
Iron Mountain Inc.	—	6
Jones Lang LaSalle Inc.	—	3
Liberty Property Trust	—	4
Macerich Co.	—	4
Potlatch Corp.	—	2
ProLogis Inc.	1	20
Realogy Holdings Corp.	—	3
SBA Communications Corp. (b)	—	11
Simon Property Group Inc.	—	33
UDR Inc.	—	7
Vornado Realty Trust	—	10
		255
Telecommunication Services 2.3%
CenturyLink Inc. (a)	1	8
Cincinnati Bell Inc. (b)	—	—
Level 3 Communications Inc. (b)	—	12
Sprint Corp. (b)	1	4
Verizon Communications Inc.	3	114
		138
Utilities 1.7%
AES Corp.	1	5
Alliant Energy Corp.	—	6
American Water Works Co. Inc.	—	8
Avista Corp.	—	2
CenterPoint Energy Inc.	—	7
CMS Energy Corp.	—	8
Consolidated Edison Inc.	—	15
Eversource Energy	—	12
MDU Resources Group Inc.	—	3
New Jersey Resources Corp.	—	2
NiSource Inc.	—	5
Northwest Natural Gas Co.	—	1
Ormat Technologies Inc.	—	1
Sempra Energy	—	16
WEC Energy Group Inc.	—	12
WGL Holdings Inc.	—	2
		105
Total Common Stocks (cost $5,924)		5,986
INVESTMENT COMPANIES 0.8%
iShares MSCI KLD 400 Social ETF (a)	1	47
Total Investment Companies (cost $47)		47
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	61	61
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	46	46
Total Short Term Investments (cost $107)		107
Total Investments 100.3% (cost $6,078)		6,140
Other Assets and Liabilities, Net (0.3)%		(21)
Total Net Assets 100.0%		$6,119

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Mellon Capital Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
Ally Auto Receivables Trust
Series 2015-A4-2, 1.84%, 01/15/19	1,000	$1,003
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,200	1,189
CenterPoint Energy Transition Bond Co. II LLC
Series 2005-A4-A, 5.17%, 08/01/19	31	31
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	309
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	520
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	722
COMM Mortgage Trust
Series 2014-A2-LC15, REMIC, 2.84%, 03/10/19	400	406
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	500
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	701
Commercial Mortgage Pass-Through Certificates
Series 2014-A2-CR14, REMIC, 3.15%, 01/10/19	145	147
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	518
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	523
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	416
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	506
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,012
Delta Air Lines Inc. Pass-Through Trust
Series 2007-A-1, 6.82%, 08/10/22	251	289
Ford Credit Auto Owner Trust
Series 2016-A4-A, 1.60%, 06/15/21	1,000	996
GS Mortgage Securities Trust
Series 2012-A3-GC6, REMIC, 3.48%, 11/10/21	747	778
Honda Auto Receivables Owner Trust
Series 2016-A3-4, 1.21%, 12/18/19	1,255	1,245
JPMBB Commercial Mortgage Securities Trust
Series 2014-A2-C19, REMIC, 3.05%, 04/15/19	150	153
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	337	335
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	537
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A2-C11, REMIC, 3.09%, 08/15/18	403	408

See accompanying Notes to Financial Statements.

95

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Series 2012-A4-C6, REMIC, 2.86%, 09/15/22	250	254
Series 2014-A5-C17, REMIC, 3.74%, 07/15/24	500	524
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	984
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/10/22	350	358
Series 2012-A5-C4, REMIC, 2.85%, 12/10/22	500	504
United Airlines Inc. Pass-Through Trust
Series 2013-A-1, 4.30%, 08/15/25	219	233
Series 2014-A-2, 3.75%, 09/03/26	183	189
US Airways Pass-Through Trust
Series 2013-A-1, 3.95%, 11/15/25	201	209
Wells Fargo-RBS Commercial Mortgage Trust
Series 2013-A2-C17, REMIC, 2.92%, 11/15/18	500	507
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	360	365
Series 2014-A5-C21, REMIC, 3.68%, 07/15/24	500	521
WF-RBS Commercial Mortgage Trust
Series 2013-A2-C11, REMIC, 2.03%, 02/16/18	208	208
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,045)		18,100
CORPORATE BONDS AND NOTES 25.4%
Consumer Discretionary 2.1%
21st Century Fox America Inc.
4.50%, 02/15/21	400	428
3.00%, 09/15/22	350	355
6.20%, 12/15/34	50	62
6.15%, 02/15/41	550	688
Amazon.com Inc.
2.60%, 12/05/19	300	306
2.50%, 11/29/22	200	202
AutoZone Inc.
3.25%, 04/15/25	350	344
3.75%, 06/01/27	200	200
Board of Trustees of the Leland Stanford Junior University
3.65%, 05/01/48	20	21
BorgWarner Inc.
4.38%, 03/15/45	200	200
California Institute of Technology
4.32%, 08/01/45	40	44
Carnival Corp.
3.95%, 10/15/20	200	211
CBS Corp.
4.00%, 01/15/26	500	517
7.88%, 07/30/30	125	172
4.85%, 07/01/42	150	157
Charter Communications Operating LLC
3.58%, 07/23/20	500	516
4.91%, 07/23/25	640	691
6.48%, 10/23/45	210	253
Comcast Corp.
2.75%, 03/01/23	50	50
3.38%, 08/15/25	290	298
4.20%, 08/15/34	500	529
6.50%, 11/15/35	100	133
6.95%, 08/15/37	250	353
4.75%, 03/01/44	300	335
Discovery Communications LLC
5.63%, 08/15/19	62	66
6.35%, 06/01/40	100	110
Dollar General Corp.
3.25%, 04/15/23	250	255
Ford Motor Co.
4.35%, 12/08/26	200	206
7.45%, 07/16/31	300	378
4.75%, 01/15/43	300	289
5.29%, 12/08/46	200	205
General Motors Co.
5.00%, 04/01/35	440	442
Grupo Televisa SAB
6.63%, 03/18/25	100	118
Hasbro Inc.
6.35%, 03/15/40	300	364
Home Depot Inc.
2.00%, 06/15/19 - 04/01/21	610	611
3.00%, 04/01/26	500	503
5.88%, 12/16/36	600	780
3.50%, 09/15/56	200	182
Interpublic Group of Cos. Inc.
4.20%, 04/15/24	250	263
Johnson Controls International Plc
3.75%, 12/01/21	250	261
Kohl's Corp.
4.00%, 11/01/21 (a)	300	307
4.25%, 07/17/25 (a)	500	491
Lowe's Cos. Inc.
4.63%, 04/15/20	100	106
4.38%, 09/15/45	150	159
Macy's Retail Holdings Inc.
6.65%, 07/15/24	200	217
6.90%, 04/01/29	250	268
Marriott International Inc.
3.13%, 10/15/21 - 06/15/26	800	797
Mattel Inc.
2.35%, 05/06/19	200	200
McDonald's Corp.
2.75%, 12/09/20	230	234
3.70%, 01/30/26	175	181
6.30%, 03/01/38	200	258
4.88%, 12/09/45	165	184
NBCUniversal Media LLC
5.15%, 04/30/20	200	218
4.38%, 04/01/21	500	539
6.40%, 04/30/40	250	335
Newell Rubbermaid Inc.
5.50%, 04/01/46 (b)	200	241
Nike Inc.
2.25%, 05/01/23	200	197
Nordstrom Inc.
4.00%, 10/15/21	225	229
Scripps Networks Interactive Inc.
2.80%, 06/15/20	250	253
3.50%, 06/15/22	250	257
Staples Inc.
4.38%, 01/12/23 (a) (b)	100	101
Starbucks Corp.
2.70%, 06/15/22	225	229
Target Corp.
2.30%, 06/26/19	200	202
3.63%, 04/15/46	300	280
Thomson Reuters Corp.
6.50%, 07/15/18 (a)	200	210
3.95%, 09/30/21	200	209
Time Warner Cable Inc.
8.75%, 02/14/19	169	186
7.30%, 07/01/38	300	385
6.75%, 06/15/39	300	368
Time Warner Inc.
3.40%, 06/15/22	500	514
2.95%, 07/15/26	500	474
7.63%, 04/15/31	200	275
6.10%, 07/15/40	200	239
4.85%, 07/15/45	90	93
TJX Cos. Inc.
2.75%, 06/15/21	200	204
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	201
University of Notre Dame du Lac
3.44%, 02/15/45	250	250
University of Southern California
3.03%, 10/01/39	450	423
5.25%, 10/01/11	20	24
Viacom Inc.
5.63%, 09/15/19	500	535
3.88%, 04/01/24	250	254
4.38%, 03/15/43	300	266
Walt Disney Co.
2.75%, 08/16/21	300	306
7.00%, 03/01/32	50	70
4.38%, 08/16/41	250	273

See accompanying Notes to Financial Statements.

96

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Wyndham Worldwide Corp.
3.90%, 03/01/23	500	515
		24,855
Consumer Staples 1.5%
Altria Group Inc.
2.85%, 08/09/22	500	507
4.50%, 05/02/43	200	213
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	200	214
2.50%, 07/15/22	300	300
4.44%, 10/06/48 (c)	662	705
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	287
4.02%, 04/16/43	250	258
Campbell Soup Co.
4.25%, 04/15/21	300	320
Clorox Co.
3.80%, 11/15/21	250	264
Coca-Cola Co.
3.15%, 11/15/20	300	312
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	200	210
Costco Wholesale Corp.
3.00%, 05/18/27	80	80
CVS Caremark Corp.
4.13%, 05/15/21	400	424
CVS Health Corp.
2.80%, 07/20/20	280	285
3.50%, 07/20/22	500	518
2.88%, 06/01/26	500	484
5.13%, 07/20/45	200	229
Diageo Investment Corp.
8.00%, 09/15/22	100	125
General Mills Inc.
3.65%, 02/15/24	303	316
H.J. Heinz Finance Co.
6.75%, 03/15/32	500	626
JM Smucker Co.
3.50%, 03/15/25	300	307
Kellogg Co.
4.15%, 11/15/19	140	147
4.00%, 12/15/20	127	134
Kimberly-Clark Corp.
7.50%, 11/01/18	250	269
1.90%, 05/22/19	200	201
Kraft Foods Group Inc.
6.13%, 08/23/18	221	231
5.00%, 06/04/42	200	211
Kraft Heinz Foods Co.
2.80%, 07/02/20	210	213
5.20%, 07/15/45	80	87
4.38%, 06/01/46	205	200
Kroger Co.
6.15%, 01/15/20	200	219
7.50%, 04/01/31	150	199
Mead Johnson Nutrition Co.
4.60%, 06/01/44	200	222
Molson Coors Brewing Co.
3.00%, 07/15/26	500	483
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	779
PepsiCo Inc.
3.10%, 07/17/22	500	516
4.45%, 04/14/46	180	196
3.45%, 10/06/46	90	85
Philip Morris International Inc.
1.88%, 01/15/19	500	501
2.90%, 11/15/21	300	307
4.38%, 11/15/41	300	314
Procter & Gamble Co.
2.30%, 02/06/22	500	505
5.55%, 03/05/37	10	13
Reynolds American Inc.
8.13%, 06/23/19 (b)	250	279
4.85%, 09/15/23	150	166
5.70%, 08/15/35	100	119
5.85%, 08/15/45	210	258
Sysco Corp.
2.60%, 06/12/22	500	501
Tyson Foods Inc.
5.15%, 08/15/44	200	226
Unilever Capital Corp.
4.80%, 02/15/19	500	525
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	200	207
4.50%, 11/18/34	200	208
Wal-Mart Stores Inc.
4.13%, 02/01/19	300	312
4.25%, 04/15/21	400	431
5.25%, 09/01/35	500	610
6.20%, 04/15/38	300	409
4.88%, 07/08/40	300	354
4.30%, 04/22/44	150	165
		17,786
Energy 2.8%
Access Midstream Partners LP
4.88%, 05/15/23	250	258
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	295
4.50%, 07/15/44	200	189
Apache Corp.
3.63%, 02/01/21	400	413
4.75%, 04/15/43	200	201
Baker Hughes Inc.
3.20%, 08/15/21	75	77
Boardwalk Pipelines LP
3.38%, 02/01/23	200	198
BP Capital Markets Plc
2.32%, 02/13/20	250	252
3.06%, 03/17/22	200	204
3.81%, 02/10/24	500	519
Burlington Resources Finance Co.
7.20%, 08/15/31	100	130
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	166
6.25%, 03/15/38	300	354
Cenovus Energy Inc.
5.40%, 06/15/47 (c)	500	467
Chevron Corp.
1.79%, 11/16/18	415	416
2.10%, 05/16/21	145	144
3.19%, 06/24/23	500	515
2.95%, 05/16/26	110	109
Columbia Pipeline Group Inc.
5.80%, 06/01/45	100	119
Conoco Funding Co.
7.25%, 10/15/31	75	99
ConocoPhillips Co.
4.15%, 11/15/34	200	202
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	257
Devon Energy Corp.
4.00%, 07/15/21	750	773
5.85%, 12/15/25	57	65
Ecopetrol SA
4.25%, 09/18/18	500	512
4.13%, 01/16/25	250	245
Enable Midstream Partners LP
3.90%, 05/15/24	200	198
Enbridge Energy Partners LP
7.50%, 04/15/38	200	253
Energy Transfer Partners LP
9.70%, 03/15/19	222	248
4.75%, 01/15/26	350	364
7.50%, 07/01/38	200	239
6.50%, 02/01/42	150	167
Enterprise Products Operating LLC
5.25%, 01/31/20	300	322
3.70%, 02/15/26	350	356
6.88%, 03/01/33	25	32
6.45%, 09/01/40	100	126
4.45%, 02/15/43	150	150

See accompanying Notes to Financial Statements.

97

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

4.95%, 10/15/54	300	312
EOG Resources Inc.
2.63%, 03/15/23	200	197
3.15%, 04/01/25	200	198
Exxon Mobil Corp.
1.71%, 03/01/19	415	416
2.22%, 03/01/21	410	413
3.04%, 03/01/26	315	317
4.11%, 03/01/46	205	216
Halliburton Co.
3.80%, 11/15/25	150	154
7.45%, 09/15/39	250	343
5.00%, 11/15/45	120	128
Hess Corp.
7.30%, 08/15/31	23	26
5.60%, 02/15/41	400	391
HollyFrontier Corp.
5.88%, 04/01/26	240	255
Kerr-McGee Corp.
6.95%, 07/01/24	230	271
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	552
3.50%, 09/01/23	300	302
5.00%, 03/01/43	300	293
5.40%, 09/01/44	250	255
Kinder Morgan Inc.
5.30%, 12/01/34	350	362
Magellan Midstream Partners LP
4.25%, 02/01/21	300	317
Marathon Petroleum Corp.
3.63%, 09/15/24	200	202
6.50%, 03/01/41	300	347
MPLX LP
4.88%, 12/01/24 - 06/01/25	550	586
5.20%, 03/01/47	60	62
National Oilwell Varco Inc.
2.60%, 12/01/22	750	725
Nexen Energy ULC
5.88%, 03/10/35	50	60
Noble Energy Inc.
3.90%, 11/15/24	750	767
Occidental Petroleum Corp.
3.40%, 04/15/26	500	504
4.63%, 06/15/45	100	106
4.10%, 02/15/47	150	149
ONEOK Partners LP
3.38%, 10/01/22	250	252
6.65%, 10/01/36	150	179
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	155
Petroleos Mexicanos
6.00%, 03/05/20 (a)	500	537
5.50%, 01/21/21 - 06/27/44	1,200	1,174
6.88%, 08/04/26	300	332
6.50%, 03/13/27 (c)	180	193
5.63%, 01/23/46	350	309
6.75%, 09/21/47	120	121
Phillips 66
4.30%, 04/01/22	500	535
4.65%, 11/15/34	250	263
Phillips 66 Partners LP
2.65%, 02/15/20	200	200
4.90%, 10/01/46	150	149
Pioneer Natural Resources Co.
3.95%, 07/15/22	200	210
Plains All American Pipeline LP
4.30%, 01/31/43	200	169
Regency Energy Partners LP
6.50%, 07/15/21	350	358
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	300	334
5.00%, 03/15/27	100	106
4.20%, 03/15/28 (c)	300	303
Shell International Finance BV
2.00%, 11/15/18	400	402
4.38%, 03/25/20	300	319
1.88%, 05/10/21	275	271
3.25%, 05/11/25	230	235
6.38%, 12/15/38	200	265
4.00%, 05/10/46	155	154
3.75%, 09/12/46	200	190
Spectra Energy Capital LLC
8.00%, 10/01/19	250	278
Statoil ASA
3.15%, 01/23/22	200	205
3.70%, 03/01/24	200	210
3.95%, 05/15/43	300	295
Suncor Energy Inc.
6.50%, 06/15/38	300	383
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	300
Total Capital Canada Ltd.
2.75%, 07/15/23	300	302
Total Capital International SA
2.10%, 06/19/19	750	756
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	210
4.88%, 01/15/26	350	391
TransCanada PipeLines Ltd.
3.80%, 10/01/20	400	418
6.20%, 10/15/37	100	127
5.00%, 10/16/43	150	171
Valero Energy Corp.
9.38%, 03/15/19	250	280
3.65%, 03/15/25	250	252
Valero Energy Partners LP
4.38%, 12/15/26	200	205
Western Gas Partners LP
2.60%, 08/15/18	250	251
Williams Partners LP
5.25%, 03/15/20	300	323
4.00%, 09/15/25	350	356
6.30%, 04/15/40	200	231
		32,519
Financials 8.2%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	501
4.35%, 11/03/45	500	550
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	781
Aflac Inc.
3.63%, 06/15/23	200	210
Agricultural Bank of China Ltd.
2.75%, 05/21/20	350	351
American Express Co.
2.65%, 12/02/22	500	500
American Express Credit Corp.
2.25%, 08/15/19	300	302
3.30%, 05/03/27	300	299
American International Group Inc.
4.88%, 06/01/22	200	219
4.13%, 02/15/24	150	158
3.90%, 04/01/26	350	359
4.50%, 07/16/44	150	153
4.80%, 07/10/45	290	310
4.38%, 01/15/55	250	241
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	565	567
2.65%, 02/01/21	450	456
3.65%, 02/01/26	975	1,003
4.70%, 02/01/36	482	533
4.90%, 02/01/46	590	667
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	168
Assurant Inc.
6.75%, 02/15/34	38	47
Australia & New Zealand Banking Group Ltd.
2.25%, 06/13/19	300	303
2.13%, 08/19/20	250	250
AXA SA
8.60%, 12/15/30	100	140

See accompanying Notes to Financial Statements.

98

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Bank of America Corp.
2.60%, 01/15/19	900	909
5.49%, 03/15/19	200	210
2.25%, 04/21/20	120	120
2.63%, 04/19/21	380	381
5.00%, 05/13/21	400	436
4.20%, 08/26/24	750	778
4.00%, 04/01/24 - 01/22/25	450	463
4.25%, 10/22/26	750	773
6.11%, 01/29/37	500	612
4.24%, 04/24/38	120	125
4.44%, 01/20/48 (d)	120	127
Bank of America NA
6.00%, 10/15/36	250	316
Bank of Montreal
2.38%, 01/25/19	300	302
1.90%, 08/27/21	300	294
Bank of Nova Scotia
1.70%, 06/11/18	500	501
1.95%, 01/15/19	500	501
1.65%, 06/14/19	500	497
Bank One Corp.
8.00%, 04/29/27	200	266
Barclays Plc
3.25%, 01/12/21	285	289
3.65%, 03/16/25	400	398
5.25%, 08/17/45	250	280
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	310	311
4.25%, 01/15/21	300	323
4.30%, 05/15/43	200	214
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	222
BlackRock Inc.
3.38%, 06/01/22	200	208
BNP Paribas SA
2.38%, 05/21/20	350	353
5.00%, 01/15/21	400	437
4.25%, 10/15/24	250	260
BPCE SA
4.00%, 04/15/24	200	211
Branch Banking & Trust Co.
3.63%, 09/16/25	500	517
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	256
Capital One Bank USA NA
2.30%, 06/05/19	500	501
Capital One Financial Corp.
3.50%, 06/15/23	550	561
Caterpillar Financial Services Corp.
7.15%, 02/15/19	200	217
Cincinnati Financial Corp.
6.13%, 11/01/34	100	123
Citigroup Inc.
2.40%, 02/18/20	850	853
2.90%, 12/08/21	250	253
4.50%, 01/14/22	750	806
2.75%, 04/25/22	500	500
4.05%, 07/30/22	400	418
5.50%, 09/13/25	300	334
3.20%, 10/21/26	780	757
3.89%, 01/10/28 (d)	160	163
4.13%, 07/25/28	250	253
5.88%, 01/30/42	489	616
4.28%, 04/24/48	60	62
Citizens Bank NA
2.45%, 12/04/19	500	503
2.20%, 05/26/20	250	249
CME Group Inc.
3.00%, 03/15/25	200	202
CNA Financial Corp.
5.75%, 08/15/21	200	223
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400	395
4.25%, 05/09/43	300	300
Comerica Inc.
2.13%, 05/23/19	150	150
Commonwealth Bank of Australia
1.75%, 11/02/18	500	500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	537
4.38%, 08/04/25	500	524
5.25%, 08/04/45	250	292
Cooperatieve Rabobank U.A.
1.38%, 08/09/19	500	494
Credit Suisse AG
3.00%, 10/29/21	500	509
3.63%, 09/09/24	250	258
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	1,009
4.88%, 05/15/45	250	275
Deutsche Bank AG
2.50%, 02/13/19	360	361
2.85%, 05/10/19	500	505
4.25%, 10/14/21	220	230
Diamond 1 Finance Corp.
3.48%, 06/01/19 (c)	195	200
4.42%, 06/15/21 (c)	530	558
6.02%, 06/15/26 (c)	425	469
8.10%, 07/15/36 (c)	145	182
8.35%, 07/15/46 (c)	120	155
Discover Bank
7.00%, 04/15/20	300	333
4.25%, 03/13/26	200	206
European Bank for Reconstruction & Development
1.75%, 06/14/19	500	502
Fifth Third Bancorp
8.25%, 03/01/38	300	447
Fifth Third Bank
2.25%, 06/14/21	500	498
First Republic Bank
2.38%, 06/17/19	300	302
Ford Motor Credit Co. LLC
2.94%, 01/08/19	500	506
4.39%, 01/08/26	500	515
FS Investment Corp.
4.00%, 07/15/19	250	254
GE Capital International Funding Co.
2.34%, 11/15/20	500	504
3.37%, 11/15/25	500	517
4.42%, 11/15/35	350	380
General Electric Capital Corp.
5.50%, 01/08/20	700	763
2.20%, 01/09/20	250	252
4.38%, 09/16/20	550	590
3.45%, 05/15/24	350	368
6.88%, 01/10/39	600	871
General Motors Financial Co. Inc.
3.20%, 07/06/21	500	506
4.38%, 09/25/21	380	401
4.00%, 01/15/25	200	201
Goldman Sachs Group Inc.
2.63%, 01/31/19	500	505
2.55%, 10/23/19	250	252
5.38%, 03/15/20	400	432
2.60%, 04/23/20	250	252
2.75%, 09/15/20	75	76
5.25%, 07/27/21	500	548
3.63%, 01/22/23	400	412
3.75%, 05/22/25	1,000	1,022
4.25%, 10/21/25	500	516
3.85%, 01/26/27	110	112
6.75%, 10/01/37	350	455
4.75%, 10/21/45	230	255
Hartford Financial Services Group Inc.
6.10%, 10/01/41	75	96
HSBC Finance Corp.
6.68%, 01/15/21	300	338
HSBC Holdings Plc
3.40%, 03/08/21	400	411

See accompanying Notes to Financial Statements.

99

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

5.10%, 04/05/21	250	272
2.95%, 05/25/21	295	299
3.26%, 03/13/23 (d)	400	408
4.25%, 03/14/24	150	155
7.63%, 05/17/32	650	872
6.10%, 01/14/42	300	392
Huntington National Bank
2.20%, 11/06/18	400	401
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	322
Intesa Sanpaolo SpA
3.88%, 01/15/19	300	307
Jefferies Group LLC
6.88%, 04/15/21	500	569
John Deere Capital Corp.
2.05%, 03/10/20	200	201
JPMorgan Chase & Co.
6.30%, 04/23/19	500	538
2.25%, 01/23/20	500	501
4.40%, 07/22/20	600	639
2.55%, 03/01/21	500	502
2.40%, 06/07/21	500	499
2.30%, 08/15/21	500	497
3.20%, 01/25/23	500	510
2.78%, 04/25/23	600	602
3.38%, 05/01/23	750	760
3.63%, 05/13/24	250	258
3.13%, 01/23/25	305	303
3.54%, 05/01/28	300	302
5.60%, 07/15/41	500	621
JPMorgan Chase Bank NA
1.65%, 09/23/19	300	298
KeyCorp
2.30%, 12/13/18	400	402
Lincoln National Corp.
4.00%, 09/01/23	500	527
Lloyds Bank Plc
6.38%, 01/21/21	200	226
Lloyds Banking Group Plc
4.65%, 03/24/26	500	521
Manufacturers & Traders Trust Co.
2.10%, 02/06/20	350	350
Marsh & McLennan Cos. Inc.
2.35%, 09/10/19	250	252
MetLife Inc.
7.72%, 02/15/19	500	546
3.60%, 04/10/24	250	263
5.70%, 06/15/35	100	123
6.40%, 12/15/36	100	115
5.88%, 02/06/41	300	381
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	492
Moody's Corp.
2.75%, 07/15/19	350	355
Morgan Stanley
2.80%, 06/16/20	200	203
5.75%, 01/25/21	400	443
3.75%, 02/25/23	300	312
3.70%, 10/23/24	100	103
4.00%, 07/23/25	750	783
6.25%, 08/09/26	200	240
4.35%, 09/08/26	650	675
3.63%, 01/20/27	600	604
6.38%, 07/24/42	300	401
4.38%, 01/22/47	200	209
National Australia Bank Ltd.
2.00%, 01/14/19	500	501
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	222
2.00%, 01/27/20	250	251
Nomura Holdings Inc
6.70%, 03/04/20	400	443
Northern Trust Corp.
3.95%, 10/30/25	250	265
PartnerRe Finance B LLC
5.50%, 06/01/20	90	98
PNC Bank NA
2.00%, 05/19/20	250	249
4.20%, 11/01/25	300	322
PNC Financial Services Group Inc.
2.60%, 07/21/20	650	659
PNC Funding Corp.
6.70%, 06/10/19	500	544
Progressive Corp.
4.35%, 04/25/44	200	215
4.13%, 04/15/47	50	52
Prudential Financial Inc.
3.50%, 05/15/24	500	520
5.75%, 07/15/33	150	181
5.40%, 06/13/35	100	117
5.20%, 03/15/44 (d)	250	264
4.60%, 05/15/44	150	164
Royal Bank of Canada
2.00%, 12/10/18	350	351
2.15%, 03/15/19	250	251
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (d)	200	201
3.88%, 09/12/23	300	306
S&P Global Inc.
4.40%, 02/15/26	90	96
6.55%, 11/15/37	250	319
Santander Holdings USA Inc.
4.50%, 07/17/25	500	514
Santander UK Plc
3.05%, 08/23/18	400	405
2.00%, 08/24/18	500	501
Shell International Finance BV
4.13%, 05/11/35	435	452
4.38%, 05/11/45	260	272
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	250	247
3.20%, 09/23/26	500	489
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	200	207
State Street Corp.
2.55%, 08/18/20	500	508
3.10%, 05/15/23	500	508
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	500	501
3.40%, 07/11/24	500	514
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	246
3.45%, 01/11/27	150	152
SunTrust Banks Inc.
2.35%, 11/01/18	500	503
Svenska Handelsbanken AB
2.25%, 06/17/19	300	302
Synchrony Financial
2.60%, 01/15/19	350	352
4.25%, 08/15/24	250	256
TD Ameritrade Holding Corp.
2.95%, 04/01/22	200	204
Toronto-Dominion Bank
2.63%, 09/10/18	300	303
2.25%, 11/05/19	300	302
2.50%, 12/14/20	350	354
Toyota Motor Credit Corp.
1.70%, 02/19/19	250	250
4.25%, 01/11/21	400	427
Travelers Property Casualty Corp.
6.38%, 03/15/33	200	261
U.S. Bancorp
4.13%, 05/24/21	400	427
2.95%, 07/15/22	400	407
UBS AG
2.35%, 03/26/20	500	503
US Bancorp
3.15%, 04/27/27	500	500
US Bank NA
2.80%, 01/27/25	500	495
Wells Fargo & Co.
2.55%, 12/07/20	500	504

See accompanying Notes to Financial Statements.

100

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

4.60%, 04/01/21	500	539
3.50%, 03/08/22	500	519
3.07%, 01/24/23	220	223
3.00%, 02/19/25 - 04/22/26	640	626
4.10%, 06/03/26	200	207
3.00%, 10/23/26	500	487
3.58%, 05/22/28 (d)	250	253
5.38%, 02/07/35	250	299
5.61%, 01/15/44	750	896
4.90%, 11/17/45	250	273
4.75%, 12/07/46	200	214
Wells Fargo Bank NA
1.75%, 05/24/19	400	399
Westpac Banking Corp.
1.60%, 08/19/19	350	347
4.88%, 11/19/19	400	425
2.00%, 08/19/21	350	345
2.85%, 05/13/26	90	87
2.70%, 08/19/26	250	239
Weyerhaeuser Co.
7.38%, 03/15/32	200	275
XLIT Ltd.
6.38%, 11/15/24	200	236
		95,953
Health Care 2.7%
Abbott Laboratories
2.95%, 03/15/25	250	243
6.00%, 04/01/39	270	330
4.75%, 04/15/43	200	214
4.90%, 11/30/46	200	221
AbbVie Inc.
2.00%, 11/06/18	400	401
2.90%, 11/06/22	400	403
3.60%, 05/14/25	140	143
3.20%, 05/14/26	200	198
4.50%, 05/14/35	180	190
4.30%, 05/14/36	115	119
4.70%, 05/14/45	260	278
4.45%, 05/14/46	140	145
Actavis Funding SCS
2.45%, 06/15/19	300	302
Aetna Inc.
3.50%, 11/15/24	200	207
6.63%, 06/15/36	150	203
4.13%, 11/15/42	200	206
Agilent Technologies Inc.
5.00%, 07/15/20	200	215
Amgen Inc.
2.65%, 05/11/22	200	200
3.63%, 05/22/24	250	261
2.60%, 08/19/26	1,030	976
4.66%, 06/15/51	808	856
Anthem Inc.
3.50%, 08/15/24	500	512
AstraZeneca Plc
2.38%, 11/16/20	145	146
3.38%, 11/16/25	115	118
6.45%, 09/15/37	250	337
4.38%, 11/16/45	85	91
Baxalta Inc.
4.00%, 06/23/25	250	261
5.25%, 06/23/45	60	70
Becton Dickinson & Co.
2.13%, 06/06/19	200	200
3.25%, 11/12/20	350	359
3.73%, 12/15/24	193	197
Biogen Inc.
2.90%, 09/15/20	660	673
4.05%, 09/15/25	140	148
Boston Scientific Corp.
2.85%, 05/15/20	350	355
3.85%, 05/15/25	200	207
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	294
3.25%, 08/01/42	300	273
Cardinal Health Inc.
1.95%, 06/14/19	200	200
2.62%, 06/15/22	200	200
3.75%, 09/15/25	100	104
3.41%, 06/15/27	200	199
Celgene Corp.
3.95%, 10/15/20	300	315
3.88%, 08/15/25	220	230
4.63%, 05/15/44	250	264
Cigna Corp.
4.00%, 02/15/22	500	528
5.38%, 02/15/42	300	361
Eli Lilly & Co.
5.55%, 03/15/37	100	124
Express Scripts Holding Co.
3.50%, 06/15/24	300	302
Gilead Sciences Inc.
2.55%, 09/01/20	240	243
4.40%, 12/01/21	200	215
1.95%, 03/01/22 (a)	200	196
3.65%, 03/01/26	750	772
2.95%, 03/01/27	150	146
4.80%, 04/01/44	400	439
4.15%, 03/01/47	150	151
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	508
Howard Hughes Medical Institute
3.50%, 09/01/23	250	264
Humana Inc.
4.95%, 10/01/44	200	225
Johnson & Johnson
1.65%, 03/01/21	350	346
2.45%, 03/01/26	350	341
3.63%, 03/03/37	100	104
5.95%, 08/15/37	250	337
4.50%, 12/05/43	100	115
Laboratory Corp. of America Holdings
3.20%, 02/01/22	500	508
McKesson Corp.
2.85%, 03/15/23	500	498
4.88%, 03/15/44	60	66
Medtronic Inc.
4.45%, 03/15/20	250	266
3.50%, 03/15/25	210	219
4.38%, 03/15/35	468	511
4.63%, 03/15/45	350	394
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	152
4.20%, 07/01/55	250	258
Merck & Co. Inc.
2.35%, 02/10/22	250	252
2.40%, 09/15/22	400	402
3.60%, 09/15/42	200	196
3.70%, 02/10/45	250	249
Mylan Inc.
4.20%, 11/29/23	400	420
Mylan NV
5.25%, 06/15/46	85	93
New York and Presbyterian Hospital
4.06%, 08/01/56	300	299
Northwell Healthcare Inc.
3.98%, 11/01/46	500	475
Novartis Capital Corp.
4.40%, 05/06/44	200	223
Novartis Securities Investment Ltd.
5.13%, 02/10/19	500	526
Pfizer Inc.
2.10%, 05/15/19	500	504
5.20%, 08/12/20	90	99
1.95%, 06/03/21	185	185
2.75%, 06/03/26	175	172
4.40%, 05/15/44	250	274
Pharmacia Corp.
6.60%, 12/01/28 (e)	50	66
Providence Health and Services
3.74%, 10/01/47	500	479

See accompanying Notes to Financial Statements.

101

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Quest Diagnostics Inc.
4.70%, 04/01/21	200	215
3.50%, 03/30/25	300	304
Stryker Corp.
3.50%, 03/15/26	250	256
4.10%, 04/01/43	200	201
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36 (a)	8	9
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26 (a)	310	294
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	200	200
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	243
5.30%, 02/01/44	200	235
Trinity Health Corp.
4.13%, 12/01/45	250	252
UnitedHealth Group Inc.
4.70%, 02/15/21	400	434
2.88%, 03/15/22	500	510
3.75%, 07/15/25	140	148
5.80%, 03/15/36	150	190
4.75%, 07/15/45	110	127
4.20%, 01/15/47	150	159
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	510
4.63%, 10/01/42	500	529
WellPoint Inc.
3.30%, 01/15/23	300	306
4.65%, 01/15/43	200	217
Wyeth LLC
5.95%, 04/01/37	250	324
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	200	202
Zimmer Holdings Inc.
3.15%, 04/01/22	200	203
Zoetis Inc.
3.45%, 11/13/20	500	518
		32,153
Industrials 1.5%
3M Co.
2.00%, 06/26/22	250	247
5.70%, 03/15/37	150	191
Air Lease Corp
3.38%, 01/15/19	400	407
Boeing Co.
4.88%, 02/15/20	500	538
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	516
6.15%, 05/01/37	100	132
5.75%, 05/01/40	400	506
Canadian National Railway Co.
5.55%, 03/01/19	200	212
Canadian Pacific Railway Co.
6.13%, 09/15/15	90	112
Caterpillar Inc.
3.90%, 05/27/21	300	318
3.40%, 05/15/24	500	520
4.30%, 05/15/44	300	323
CSX Corp.
3.70%, 11/01/23	200	211
5.50%, 04/15/41	205	248
3.95%, 05/01/50	300	293
Deere & Co.
2.60%, 06/08/22	400	405
3.90%, 06/09/42	200	209
Dover Corp.
5.38%, 03/01/41	150	184
Eaton Corp.
4.15%, 11/02/42	100	102
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	717
FedEx Corp.
3.20%, 02/01/25	350	354
3.25%, 04/01/26	300	302
3.88%, 08/01/42	200	190
4.55%, 04/01/46	300	316
General Electric Co.
2.70%, 10/09/22	250	254
Honeywell International Inc.
5.38%, 03/01/41	300	374
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	211
L-3 Communications Corp.
4.95%, 02/15/21	500	541
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	324	322
Lockheed Martin Corp.
2.50%, 11/23/20	225	228
3.55%, 01/15/26	200	207
4.50%, 05/15/36	105	115
4.07%, 12/15/42	243	249
4.70%, 05/15/46	95	107
Massachusetts Institute of Technology
4.68%, 07/01/14	250	273
Norfolk Southern Corp.
5.90%, 06/15/19	300	322
2.90%, 02/15/23	79	80
3.85%, 01/15/24	200	212
4.84%, 10/01/41	224	252
Northrop Grumman Corp.
5.05%, 08/01/19	210	223
4.75%, 06/01/43	155	175
3.85%, 04/15/45	250	248
Precision Castparts Corp.
2.50%, 01/15/23	300	299
Raytheon Co.
3.13%, 10/15/20	500	518
Republic Services Inc.
3.55%, 06/01/22	490	510
Ryder System Inc.
2.50%, 05/11/20	350	352
Snap-on Inc.
3.25%, 03/01/27	500	508
Stanley Black & Decker Inc.
3.40%, 12/01/21	150	156
Union Pacific Corp.
2.25%, 06/19/20	100	100
4.82%, 02/01/44	332	382
United Parcel Service Inc.
6.20%, 01/15/38	350	477
United Technologies Corp.
2.30%, 05/04/22	200	199
3.13%, 05/04/27	400	401
6.70%, 08/01/28	50	65
5.70%, 04/15/40	500	628
4.50%, 06/01/42	300	328
4.05%, 05/04/47	200	206
Waste Management Inc.
2.90%, 09/15/22	200	205
WW Grainger Inc.
4.60%, 06/15/45	200	218
Xylem Inc.
4.88%, 10/01/21	10	11
		17,509
Information Technology 2.3%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	214
4.50%, 11/28/34 (a)	300	330
Alphabet Inc.
2.00%, 08/15/26	300	281
Apple Inc.
2.10%, 05/06/19	500	505
2.85%, 05/06/21	300	308
2.50%, 02/09/22	200	202
2.30%, 05/11/22	160	160
2.40%, 05/03/23	650	644
3.45%, 05/06/24	400	416
2.45%, 08/04/26	320	306
3.35%, 02/09/27	400	409
3.20%, 05/11/27	150	151
4.65%, 02/23/46	695	780

See accompanying Notes to Financial Statements.

102

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

4.25%, 02/09/47	60	64
Applied Materials Inc.
3.90%, 10/01/25	350	373
Autodesk Inc.
4.38%, 06/15/25	500	528
Baidu Inc.
2.75%, 06/09/19	400	403
Broadcom Corp.
3.88%, 01/15/27 (c)	330	339
CA Inc.
3.60%, 08/15/22	500	509
Cisco Systems Inc.
4.45%, 01/15/20	300	319
2.90%, 03/04/21	500	514
1.85%, 09/20/21	400	395
3.00%, 06/15/22	100	103
3.50%, 06/15/25	100	104
2.50%, 09/20/26	400	384
Computer Sciences Corp.
4.45%, 09/15/22	300	318
Corning Inc.
5.75%, 08/15/40	95	112
Fidelity National Information Services Inc.
3.50%, 04/15/23	200	208
5.00%, 10/15/25	70	78
Harris Corp.
4.40%, 12/15/20	250	265
3.83%, 04/28/25	250	259
5.05%, 04/27/45	250	282
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	280	283
3.60%, 10/15/20	270	278
4.90%, 10/15/25	180	189
6.35%, 10/15/45	90	95
Hewlett-Packard Co.
4.30%, 06/01/21	200	212
4.05%, 09/15/22	300	316
Intel Corp.
2.70%, 12/15/22	200	202
2.88%, 05/11/24	100	100
3.70%, 07/29/25	500	525
3.15%, 05/11/27	150	151
4.25%, 12/15/42	400	423
4.10%, 05/11/47	150	156
International Business Machines Corp.
1.63%, 05/15/20	300	297
2.25%, 02/19/21	245	246
7.00%, 10/30/25	200	255
3.45%, 02/19/26	135	138
5.88%, 11/29/32	400	506
4.00%, 06/20/42	200	202
Jabil Circuit Inc.
4.70%, 09/15/22	300	319
Juniper Networks Inc.
4.35%, 06/15/25	200	209
Keysight Technologies Inc.
4.55%, 10/30/24	300	316
MasterCard Inc.
2.00%, 04/01/19	300	302
Microsoft Corp.
3.00%, 10/01/20	600	622
2.40%, 02/06/22	240	242
2.38%, 02/12/22	400	403
3.13%, 11/03/25	680	694
3.30%, 02/06/27	450	463
4.20%, 11/03/35	210	229
3.45%, 08/08/36	145	145
4.10%, 02/06/37	160	173
5.30%, 02/08/41	200	247
4.45%, 11/03/45	177	197
4.75%, 11/03/55	60	69
3.95%, 08/08/56	635	635
4.50%, 02/06/57	240	265
Motorola Solutions Inc.
3.50%, 09/01/21	300	309
Oracle Corp.
2.25%, 10/08/19	300	304
3.88%, 07/15/20	300	317
2.50%, 05/15/22	500	505
3.63%, 07/15/23	400	422
2.65%, 07/15/26	500	483
3.90%, 05/15/35	350	362
4.50%, 07/08/44	200	217
4.13%, 05/15/45	200	206
4.38%, 05/15/55	160	168
QUALCOMM Inc.
2.25%, 05/20/20	200	202
3.45%, 05/20/25	150	154
4.65%, 05/20/35	60	65
4.80%, 05/20/45	90	99
Seagate HDD Cayman
5.75%, 12/01/34	250	250
Texas Instruments Inc.
1.65%, 08/03/19	200	200
Total System Services Inc.
3.80%, 04/01/21	500	520
Visa Inc.
2.20%, 12/14/20	315	318
3.15%, 12/14/25	305	310
4.15%, 12/14/35	115	125
4.30%, 12/14/45	205	225
Western Union Co.
5.25%, 04/01/20	200	213
Xerox Corp.
4.07%, 03/17/22 (c)	500	513
		26,854
Materials 0.8%
Agrium Inc.
3.38%, 03/15/25	350	349
Albemarle Corp.
5.45%, 12/01/44	150	174
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	300	363
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250	257
Dow Chemical Co.
8.55%, 05/15/19 (b)	97	109
5.25%, 11/15/41	200	230
4.63%, 10/01/44	250	267
Eastman Chemical Co.
3.80%, 03/15/25	189	194
4.65%, 10/15/44	200	211
Ecolab Inc.
5.50%, 12/08/41	150	183
EI du Pont de Nemours & Co.
4.25%, 04/01/21	300	321
4.90%, 01/15/41	150	167
Goldcorp Inc.
3.63%, 06/09/21	300	311
International Paper Co.
3.80%, 01/15/26	350	360
3.00%, 02/15/27	250	241
4.40%, 08/15/47	150	151
LYB International Finance BV
5.25%, 07/15/43	400	447
LyondellBasell Industries NV
5.00%, 04/15/19	125	131
Methanex Corp.
3.25%, 12/15/19	200	201
Newmont Mining Corp.
5.88%, 04/01/35	50	58
Nucor Corp.
6.40%, 12/01/37	200	261
Packaging Corp. of America
4.50%, 11/01/23	200	215
Plum Creek Timberlands LP
4.70%, 03/15/21	200	214
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24	500	508
Praxair Inc.
2.20%, 08/15/22	300	296

See accompanying Notes to Financial Statements.

103

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

2.65%, 02/05/25	400	395
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	294
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	250	263
RPM International Inc.
6.13%, 10/15/19	200	217
Sherwin-Williams Co.
4.50%, 06/01/47	70	73
Southern Copper Corp.
7.50%, 07/27/35	150	186
5.88%, 04/23/45	300	322
Vale Overseas Ltd.
5.88%, 06/10/21	500	537
6.88%, 11/21/36	400	429
		8,935
Real Estate 0.7%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29	250	265
American Tower Corp.
2.80%, 06/01/20	350	355
3.50%, 01/31/23	500	511
AvalonBay Communities Inc.
3.63%, 10/01/20	200	207
Boston Properties LP
3.80%, 02/01/24	250	260
CBL & Associates LP
5.25%, 12/01/23	200	195
CBRE Services Inc.
5.00%, 03/15/23	100	105
Crown Castle International Corp.
3.70%, 06/15/26	140	141
DDR Corp.
4.63%, 07/15/22	300	314
Digital Realty Trust LP
3.40%, 10/01/20	350	358
Duke Realty LP
3.88%, 10/15/22	200	209
EPR Properties
4.50%, 04/01/25	200	202
ERP Operating LP
2.38%, 07/01/19	300	302
Essex Portfolio LP
3.88%, 05/01/24	200	206
Federal Realty Investment Trust
4.50%, 12/01/44	100	104
HCP Inc.
5.38%, 02/01/21	300	327
6.75%, 02/01/41	200	255
Health Care REIT Inc.
6.13%, 04/15/20	400	439
Kimco Realty Corp.
3.20%, 05/01/21	350	356
Liberty Property LP
3.75%, 04/01/25	200	203
Mid-America Apartments LP
4.30%, 10/15/23	200	212
Omega Healthcare Investors Inc.
4.95%, 04/01/24	250	262
ProLogis LP
3.75%, 11/01/25	500	520
Realty Income Corp.
4.13%, 10/15/26	250	259
Simon Property Group LP
3.38%, 03/15/22	400	414
3.30%, 01/15/26	500	500
6.75%, 02/01/40	100	133
4.25%, 11/30/46	200	199
Ventas Realty LP
4.00%, 04/30/19	250	257
3.50%, 02/01/25	250	248
Weingarten Realty Investors
3.38%, 10/15/22	100	102
		8,420
Telecommunication Services 1.2%
America Movil SAB de CV
6.38%, 03/01/35	200	248
4.38%, 07/16/42	200	201
AT&T Inc.
2.30%, 03/11/19	500	503
2.45%, 06/30/20	150	151
2.80%, 02/17/21	535	539
3.00%, 06/30/22	150	150
3.40%, 05/15/25	200	197
4.25%, 03/01/27	170	175
4.50%, 05/15/35	950	934
6.35%, 03/15/40	300	352
4.35%, 06/15/45	500	464
4.75%, 05/15/46	200	197
5.65%, 02/15/47	160	177
4.50%, 03/09/48	656	618
5.70%, 03/01/57 (a)	170	187
British Telecommunications Plc
8.63%, 12/15/30 (e)	250	380
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)	300	445
France Telecom SA
5.38%, 01/13/42	100	117
Orange SA
2.75%, 02/06/19	250	253
4.13%, 09/14/21	500	532
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	608
Rogers Communications Inc.
6.80%, 08/15/18	500	527
Telefonica Emisiones SAU
5.13%, 04/27/20	350	378
Telefonica Europe BV
8.25%, 09/15/30	500	702
Verizon Communications Inc.
4.50%, 09/15/20	100	107
3.45%, 03/15/21	500	517
1.75%, 08/15/21	500	484
3.50%, 11/01/21	500	517
3.13%, 03/16/22	135	137
2.45%, 11/01/22	500	491
5.15%, 09/15/23	250	277
4.13%, 03/16/27	300	309
5.25%, 03/16/37	195	210
4.86%, 08/21/46	1,250	1,251
5.01%, 08/21/54	300	297
4.67%, 03/15/55	800	753
Vodafone Group Plc
7.88%, 02/15/30	200	270
		14,655
Utilities 1.6%
Alabama Power Co.
6.00%, 03/01/39	250	320
4.30%, 01/02/46	250	266
Ameren Illinois Co.
3.25%, 03/01/25	250	256
Arizona Public Service Co.
4.50%, 04/01/42	100	109
Atmos Energy Corp.
4.13%, 10/15/44	300	316
Baltimore Gas & Electric Co.
3.50%, 08/15/46	160	151
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	45
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	250	300
Consolidated Edison Co.
5.70%, 06/15/40	100	125
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	367
Detroit Edison Co.
5.60%, 06/15/18	250	259
Dominion Gas Holdings LLC
3.55%, 11/01/23	200	205

See accompanying Notes to Financial Statements.

104

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Dominion Resources Inc.
2.50%, 12/01/19	200	201
4.45%, 03/15/21	200	214
2.85%, 08/15/26 (a)	350	334
7.00%, 06/15/38	200	267
DTE Electric Co.
3.38%, 03/01/25	200	206
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	107
5.30%, 02/15/40	300	367
Duke Energy Corp.
1.80%, 09/01/21	350	342
Duke Energy Florida LLC
3.40%, 10/01/46	60	56
Duke Energy Indiana Inc.
6.12%, 10/15/35	250	313
Duke Energy Progress LLC
4.20%, 08/15/45	250	266
Entergy Arkansas Inc.
3.75%, 02/15/21	400	420
Exelon Corp.
2.85%, 06/15/20	320	325
3.95%, 06/15/25	150	155
4.95%, 06/15/35	250	274
FirstEnergy Corp.
4.85%, 07/15/47 (b)	250	253
Georgia Power Co.
4.25%, 12/01/19	300	314
Great Plains Energy Inc.
4.85%, 06/01/21 - 04/01/47	310	331
Iberdrola International BV
6.75%, 07/15/36	150	195
Kentucky Utilities Co.
5.13%, 11/01/40	300	358
LG&E and KU Energy LLC
3.75%, 11/15/20	300	313
MidAmerican Energy Co.
3.50%, 10/15/24	200	209
6.75%, 12/30/31	50	68
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	500	671
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	106
2.40%, 09/15/19	300	302
NiSource Finance Corp.
3.49%, 05/15/27	200	202
5.95%, 06/15/41	250	310
4.38%, 05/15/47	200	207
Northern States Power Co.
2.15%, 08/15/22	200	198
4.13%, 05/15/44	500	531
NorthWestern Corp.
4.18%, 11/15/44	150	153
NSTAR Electric Co.
3.20%, 05/15/27	200	202
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	180
5.25%, 09/30/40	200	238
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	646
4.45%, 04/15/42	400	435
PacifiCorp
2.95%, 06/01/23	300	305
6.25%, 10/15/37	200	265
PECO Energy Co.
4.15%, 10/01/44	250	262
PPL Electric Utilities Corp.
3.95%, 06/01/47	200	206
Progress Energy Inc.
7.75%, 03/01/31	300	420
PSEG Power LLC
8.63%, 04/15/31	75	96
Public Service Electric & Gas Co.
3.00%, 05/15/27	200	200
5.50%, 03/01/40	200	253
Puget Sound Energy Inc.
5.76%, 10/01/39	200	251
Sempra Energy
9.80%, 02/15/19	300	336
South Carolina Electric & Gas Co.
4.50%, 06/01/64	100	100
Southern California Edison Co.
6.00%, 01/15/34	75	96
5.63%, 02/01/36	195	241
5.95%, 02/01/38	200	259
4.05%, 03/15/42	200	208
Southern Co.
4.25%, 07/01/36	500	510
4.40%, 07/01/46	400	409
Teco Finance Inc.
5.15%, 03/15/20	200	212
Union Electric Co.
3.65%, 04/15/45	350	344
Virginia Electric & Power Co.
6.00%, 05/15/37	200	255
4.45%, 02/15/44	100	109
Wisconsin Energy Corp.
2.45%, 06/15/20	200	202
3.55%, 06/15/25	60	62
		18,589
Total Corporate Bonds And Notes (cost $289,084)		298,228
GOVERNMENT AND AGENCY OBLIGATIONS 72.6%
Commercial Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corp.
Series A1-K006, REMIC, 3.40%, 07/25/19	275	280
Series A1-K714, REMIC, 2.08%, 12/25/19	150	151
Series A2-K012, REMIC, 4.19%, 12/25/20 (d)	600	642
Series A2-K014, REMIC, 3.87%, 04/25/21	1,000	1,063
Series A2-K017, REMIC, 2.87%, 12/25/21	360	371
Series A1-K032, REMIC, 3.02%, 02/25/23	215	220
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	577
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	517
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,048
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,039
Series A2-K047, REMIC, 3.33%, 05/25/25	500	523
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.60%, 04/25/23 (d)	586	589
Series 2014-AB2-M3, REMIC, 3.46%, 01/25/24 (d)	312	330
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,367	1,384
		8,734
Mortgage-Backed Securities 28.3%
Federal Home Loan Mortgage Corp.
4.50%, 01/01/18 - 10/01/44	5,026	5,421
2.50%, 08/01/27 - 06/01/45	6,231	6,277
2.00%, 01/01/29 - 05/01/30	609	605
2.50%, 12/01/31	763	768
TBA, 2.00%, 07/15/32 (f)	200	196
TBA, 2.50%, 07/15/32 - 07/15/47 (f)	1,100	1,095
TBA, 3.00%, 07/15/32 - 07/15/47 (f)	5,850	5,852
TBA, 3.50%, 07/15/32 - 07/15/47 (f)	4,125	4,238
5.50%, 11/01/28 - 02/01/40	1,593	1,771
6.00%, 02/01/29 - 05/01/40	857	970
6.50%, 07/01/28 - 03/01/39	253	291
5.00%, 05/01/18 - 07/01/41	2,789	3,052
3.00%, 02/01/24 - 02/01/47	20,856	21,043
4.00%, 04/01/19 - 02/01/46	11,772	12,419
3.50%, 10/01/20 - 04/01/47	20,292	20,919
4.00%, 12/01/45	107	112
3.50%, 11/01/45 - 07/01/46	946	973
TBA, 4.00%, 08/15/46 - 07/15/47 (f)	2,400	2,522
TBA, 4.50%, 08/15/46 - 07/15/47 (f)	525	562
3.00%, 02/01/35 - 01/01/47	2,348	2,352
Federal National Mortgage Association
4.50%, 02/01/18 - 01/01/45	8,418	9,066
4.00%, 07/01/18 - 01/01/46	19,175	20,230
2.00%, 09/01/28 - 02/01/32	984	973
3.00%, 11/01/26 - 06/01/47	33,100	33,385
2.00%, 11/01/31	240	236

See accompanying Notes to Financial Statements.

105

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

2.50%, 07/01/31 - 01/01/32	759	764
TBA, 2.50%, 07/15/32 (f)	1,750	1,758
5.00%, 10/01/17 - 05/01/44	4,221	4,623
3.00%, 02/01/31 - 12/01/46	1,381	1,395
6.50%, 07/01/32 - 12/01/38	497	575
7.50%, 11/01/37	4	5
6.00%, 07/01/17 - 09/01/39	1,483	1,679
7.00%, 02/01/31 - 02/01/38	57	69
5.50%, 11/01/17 - 02/01/42	2,721	3,021
5.00%, 06/01/40 - 11/01/43	342	376
3.50%, 08/01/21 - 12/01/46	25,884	26,716
2.50%, 12/01/21 - 02/01/47	8,803	8,830
3.50%, 03/01/26 - 04/01/46	1,442	1,487
4.00%, 06/01/44 - 07/01/46	1,710	1,800
TBA, 3.00%, 08/15/31 - 07/15/47 (f)	9,000	9,013
TBA, 3.50%, 07/15/32 - 07/15/47 (f)	12,425	12,755
TBA, 4.00%, 08/15/46 - 07/15/47 (f)	4,200	4,412
TBA, 4.50%, 07/15/47 (f)	800	858
Government National Mortgage Association
3.50%, 05/15/26 - 05/20/46	12,676	13,179
2.50%, 08/20/27 - 11/20/46	334	330
2.50%, 09/20/27 - 12/20/46	1,270	1,264
8.00%, 04/15/30	7	8
8.50%, 06/15/30 - 12/15/30	2	2
6.00%, 05/15/32 - 12/20/40	413	477
5.00%, 03/15/33 - 01/20/45	3,615	3,976
6.50%, 07/15/38	33	38
5.50%, 12/15/31 - 02/20/44	2,507	2,810
4.50%, 04/20/26 - 04/20/46	6,508	7,010
3.00%, 01/20/27 - 05/20/46	12,569	12,753
4.00%, 12/15/24 - 04/20/46	12,231	12,940
3.50%, 12/20/45 - 07/20/46	1,463	1,517
TBA, 4.00%, 08/15/46 - 07/15/47 (f)	2,950	3,103
4.00%, 09/20/46	445	469
TBA, 2.50%, 07/15/47 (f)	200	195
TBA, 3.00%, 07/15/47 (f)	15,800	15,958
TBA, 3.50%, 07/15/47 (f)	20,375	21,096
TBA, 4.50%, 07/15/47 (f)	400	425
		333,014
Municipal 0.8%
Bay Area Toll Authority
6.26%, 04/01/49	200	285
Chicago Transit Authority
6.90%, 12/01/40	200	254
Commonwealth of Massachusetts
4.91%, 05/01/29	300	350
County of Cook, Illinois
6.23%, 11/15/34	100	122
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	200	266
Dallas County Hospital District
5.62%, 08/15/44	300	371
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	343
Florida Hurricane Catastrophe Fund Finance Corp.
2.11%, 07/01/18	400	402
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	314
Los Angeles Unified School District
5.76%, 07/01/29	200	246
Municipal Electric Authority of Georgia
7.06%, 04/01/57	200	231
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	246
New Jersey State Turnpike Authority
7.10%, 01/01/41	250	367
New York City Transitional Finance Authority
5.77%, 08/01/36	260	322
New York City Water & Sewer System
6.01%, 06/15/42	235	319
Ohio State University
4.91%, 06/01/40	200	239
3.80%, 12/01/46	500	513
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	256
4.46%, 10/01/62	300	328
San Diego County Water Authority Financing Corp.
6.14%, 05/01/49	260	353
State of California
7.30%, 10/01/39	150	219
7.60%, 11/01/40	400	623
State of Connecticut
5.85%, 03/15/32	125	149
State of Illinois
5.10%, 06/01/33	300	281
7.35%, 07/01/35	400	428
State of Texas
5.52%, 04/01/39	200	262
State of Wisconsin
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	500	580
State Public School Building Authority
5.00%, 09/15/27	300	329
		8,998
Sovereign 4.0%
African Development Bank
1.63%, 10/02/18	750	751
1.00%, 11/02/18	500	497
Asian Development Bank
5.59%, 07/16/18	400	416
1.88%, 04/12/19	1,160	1,167
1.63%, 08/26/20	500	498
1.75%, 06/08/21	200	199
2.13%, 03/19/25	200	197
6.38%, 10/01/28	210	280
Canada Government International Bond
1.63%, 02/27/19 (a)	700	699
Chile Government International Bond
3.88%, 08/05/20	100	105
Colombia Government International Bond
8.13%, 05/21/24 (a)	400	510
7.38%, 09/18/37	400	516
5.63%, 02/26/44	200	219
Council Of Europe Development Bank
1.63%, 03/10/20	500	499
European Investment Bank
1.00%, 06/15/18	1,700	1,694
1.13%, 08/15/18 - 08/15/19	1,500	1,491
1.25%, 05/15/19	750	746
1.38%, 06/15/20	340	336
4.00%, 02/16/21	500	536
2.50%, 04/15/21	400	409
2.25%, 03/15/22	240	242
2.38%, 06/15/22	500	506
1.88%, 03/15/19 - 02/10/25	1,000	986
Export Development Canada
1.75%, 08/19/19	500	499
Export-Import Bank of Korea
2.38%, 08/12/19	200	201
2.25%, 01/21/20	850	847
FMS Wertmanagement AoeR
1.75%, 03/17/20	300	300
Hungary Government International Bond
4.00%, 03/25/19	250	258
5.38%, 03/25/24	250	282
7.63%, 03/29/41	250	372
Hydro Quebec
9.40%, 02/01/21	250	306
Inter-American Development Bank
1.13%, 08/28/18	500	498
3.88%, 02/14/20	700	739
1.63%, 05/12/20	800	798
2.13%, 01/15/25	500	492
4.38%, 01/24/44	100	120
International Bank for Reconstruction & Development
0.88%, 07/19/18	705	701
1.00%, 10/05/18	310	308
2.25%, 06/24/21	750	761
1.38%, 05/24/21 - 09/20/21	240	235

See accompanying Notes to Financial Statements.

106

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

1.63%, 02/10/22	350	344
1.88%, 10/07/19 - 10/07/22	1,670	1,673
7.63%, 01/19/23	300	384
2.50%, 07/29/25	340	342
International Finance Corp.
1.63%, 07/16/20	500	499
1.13%, 07/20/21	500	485
Israel Government AID Bond
5.50%, 04/26/24	142	169
Israel Government International Bond
4.00%, 06/30/22	500	535
Italy Government International Bond
6.88%, 09/27/23	450	531
5.38%, 06/15/33	200	226
Japan Bank for International Cooperation
1.88%, 04/20/21	200	196
2.13%, 02/10/25	250	241
2.25%, 11/04/26	400	382
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	316
Korea Development Bank
3.38%, 09/16/25	500	510
Korea Finance Corp.
2.88%, 08/22/18	250	253
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	750	748
1.50%, 02/06/19 - 06/15/21	1,415	1,404
1.75%, 10/15/19	650	652
1.88%, 06/30/20	620	622
2.75%, 09/08/20	500	514
1.63%, 03/15/21	220	218
2.63%, 01/25/22	700	718
2.13%, 03/07/22 - 06/15/22	530	532
2.50%, 11/20/24	300	304
2.00%, 05/02/25	680	663
0.00%, 06/29/37 (a) (g)	300	164
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	500	502
1.75%, 04/15/19	1,000	1,003
Mexico Government International Bond
3.50%, 01/21/21 (a)	900	936
3.60%, 01/30/25	230	233
8.30%, 08/15/31	300	441
4.75%, 03/08/44	556	557
5.55%, 01/21/45	500	558
4.60%, 01/23/46	250	244
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	250	247
Panama Government International Bond
5.20%, 01/30/20	200	216
6.70%, 01/26/36	400	515
Peru Government International Bond
4.13%, 08/25/27 (a)	500	543
6.55%, 03/14/37	250	328
Philippine Government International Bond
6.50%, 01/20/20	400	446
4.20%, 01/21/24	500	547
9.50%, 02/02/30	400	641
Poland Government International Bond
5.00%, 03/23/22	500	556
3.00%, 03/17/23 (a)	500	509
Province of British Columbia, Canada
6.50%, 01/15/26	70	88
Province of Manitoba, Canada
3.05%, 05/14/24	350	358
Province of Ontario, Canada
3.20%, 05/16/24	300	312
Province of Quebec, Canada
7.50%, 07/15/23	100	124
7.13%, 02/09/24	250	309
2.88%, 10/16/24	300	306
Republic of Korea
5.63%, 11/03/25	250	300
Svensk Exportkredit AB
1.88%, 06/17/19	250	251
Uruguay Government International Bond
4.38%, 10/27/27	190	203
4.13%, 11/20/45	200	186
5.10%, 06/18/50	500	513
		46,813
U.S. Government Agency Obligations 1.9%
Federal Home Loan Bank
2.00%, 09/14/18 (h)	655	660
0.88%, 10/01/18 (h)	1,500	1,491
1.25%, 01/16/19 (h)	400	399
1.38%, 05/28/19 (h)	1,000	999
1.63%, 06/14/19 (h)	250	251
1.65%, 01/06/20 (h)	200	200
4.13%, 03/13/20 (h)	450	480
1.38%, 02/18/21 (a) (h)	500	494
1.13%, 06/21/19 - 07/14/21 (h)	1,900	1,880
2.88%, 09/13/24 (h)	300	311
5.50%, 07/15/36 (h)	200	271
Federal Home Loan Mortgage Corp.
3.75%, 03/27/19 (h)	480	499
1.75%, 05/30/19 (h)	750	755
1.25%, 08/01/19 (h)	750	747
1.40%, 08/22/19 (h)	500	499
1.38%, 05/01/20 (h)	800	795
1.13%, 08/12/21 (h)	750	730
2.38%, 01/13/22 (h)	500	511
6.75%, 09/15/29 - 03/15/31 (h)	180	259
6.25%, 07/15/32 (h)	900	1,282
Federal National Mortgage Association
1.00%, 04/30/18 (h)	750	748
1.38%, 01/28/19 (h)	1,000	1,000
0.88%, 08/02/19 (h)	750	741
1.75%, 09/12/19 (h)	700	704
0.00%, 10/09/19 (g) (h)	680	651
1.70%, 01/27/20 (h)	1,500	1,500
1.50%, 06/22/20 (h)	500	499
1.25%, 08/17/21 (h)	500	489
2.63%, 09/06/24 (h)	500	513
7.25%, 05/15/30 (h)	540	800
6.63%, 11/15/30 (h)	631	901
Tennessee Valley Authority
5.25%, 09/15/39	200	263
5.38%, 04/01/56	300	409
		22,731
U.S. Treasury Securities 36.9%
U.S. Treasury Bond
8.13%, 08/15/19	1,500	1,710
8.50%, 02/15/20	1,000	1,180
7.25%, 08/15/22	810	1,020
6.00%, 02/15/26	1,450	1,879
6.38%, 08/15/27	800	1,094
6.13%, 11/15/27	1,820	2,458
5.38%, 02/15/31	1,560	2,098
4.50%, 02/15/36 - 08/15/39	2,289	2,962
4.75%, 02/15/37	340	453
3.50%, 02/15/39	2,035	2,302
4.38%, 11/15/39 - 05/15/41	3,033	3,876
3.88%, 08/15/40	2,025	2,413
4.25%, 11/15/40	854	1,074
4.75%, 02/15/41	1,335	1,800
2.75%, 08/15/42 - 11/15/42	2,618	2,591
3.63%, 08/15/43 - 02/15/44	5,395	6,219
3.75%, 11/15/43	2,780	3,272
3.38%, 05/15/44	2,330	2,578
3.13%, 11/15/41 - 08/15/44	5,934	6,282
3.00%, 05/15/42 - 05/15/47	13,700	14,156
2.88%, 05/15/43 - 08/15/45	3,775	3,810
2.50%, 02/15/45 - 05/15/46	7,390	6,895
2.25%, 08/15/46	1,890	1,667
2.88%, 11/15/46	2,055	2,070
U.S. Treasury Note
0.75%, 08/31/18 - 08/15/19	8,440	8,351
0.75%, 09/30/18 - 10/31/18	4,800	4,764
1.25%, 12/31/18 - 10/31/21	5,850	5,790
2.75%, 02/15/19 - 11/15/23	4,984	5,150

See accompanying Notes to Financial Statements.

107

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

1.00%, 03/15/19 - 11/30/19	8,005	7,938
1.50%, 08/31/18 - 08/15/26	33,764	33,364
3.13%, 05/15/19 - 05/15/21	3,410	3,555
1.25%, 05/31/19 (a)	3,055	3,048
0.88%, 04/15/19 - 09/15/19	4,480	4,430
1.00%, 11/30/18 - 11/15/19	6,185	6,132
3.38%, 11/15/19	670	700
1.38%, 12/15/19	1,435	1,432
1.38%, 02/15/20 (a)	1,405	1,401
1.25%, 10/31/18 - 03/31/21	16,548	16,456
3.50%, 05/15/20	2,550	2,690
1.38%, 11/30/18 - 08/31/23	33,491	33,054
2.63%, 08/15/20 - 11/15/20	4,376	4,515
1.63%, 03/31/19 - 05/15/26	36,960	36,595
1.75%, 10/31/18 - 05/15/23	29,415	29,259
2.38%, 12/31/20 - 05/15/27	11,040	11,198
3.63%, 08/15/19 - 02/15/21	7,075	7,463
2.25%, 03/31/21 - 02/15/27	18,946	19,065
1.13%, 01/15/19 - 09/30/21	22,980	22,656
2.00%, 07/31/20 - 08/15/25	28,990	28,911
1.75%, 11/30/21	1,000	997
2.00%, 12/31/21 - 11/15/26	8,550	8,433
2.13%, 08/15/21 - 05/15/25	19,540	19,653
1.88%, 06/30/20 - 10/31/22	22,945	22,949
1.63%, 10/31/23	3,000	2,921
2.50%, 05/15/24	4,494	4,603
		433,332
Total Government And Agency Obligations (cost $851,373)		853,622
SHORT TERM INVESTMENTS 7.9%
Investment Companies 7.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (i) (j)	84,173	84,173
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (i) (j)	8,164	8,164
Total Short Term Investments (cost $92,337)		92,337
Total Investments 107.4% (cost $1,250,839)		1,262,287
Total Forward Sales Commitments (0.3)% (proceeds $3,041)		(3,031)
Other Assets and Liabilities, Net (7.1)%		(84,216)
Total Net Assets 100.0%		$1,175,040

(a) All or portion of the security was on loan.

(b) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $4,084 and 0.3%, respectively.

(d) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $84,408.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage Corp.
TBA, 4.50%, 07/15/32 (a)	(120)	$(122)
TBA, 5.00%, 07/15/32 (a)	(100)	(102)
Federal National Mortgage Association
TBA, 4.50%, 07/15/32 (a)	(100)	(102)
TBA, 5.00%, 07/15/47 (a)	(550)	(601)
Government National Mortgage Association
TBA, 5.00%, 07/15/47 (a)	(200)	(215)
TBA, 5.50%, 07/15/47 (a)	(1,700)	(1,889)
Total Government And Agency Obligations (proceeds $3,041)		(3,031)
Total Forward Sales Commitments (0.3%) (proceeds $3,041)		$(3,031)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2017, the total proceeds for investments sold on a delayed delivery basis was $3,041.

JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS 99.8%
Utilities 99.8%
8Point3 Energy Partners LP - Class A (a)	2	$35
AES Corp.	66	738
Allete Inc.	5	360
Alliant Energy Corp.	23	925
Ameren Corp.	24	1,339
American Electric Power Co. Inc.	50	3,439
American States Water Co.	4	181
American Water Works Co. Inc.	18	1,402
Aqua America Inc.	18	600
AquaVenture Holdings Ltd. (b)	2	31
Atmos Energy Corp.	11	890
Avista Corp.	7	280
Black Hills Corp.	5	362
California Water Service Group	5	179
Calpine Corp. (b)	36	490
CenterPoint Energy Inc.	42	1,138
Chesapeake Utilities Corp.	2	120
CMS Energy Corp.	28	1,307
Connecticut Water Services Inc.	1	65
Consolidated Edison Inc.	31	2,475
Dominion Energy Inc.	63	4,839
DTE Energy Co.	18	1,914
Duke Energy Corp.	70	5,881
Dynegy Inc. (b)	13	111
Edison International	33	2,576
El Paso Electric Co.	4	216
Entergy Corp.	18	1,390
Eversource Energy	32	1,940
Exelon Corp.	93	3,365
FirstEnergy Corp.	45	1,303
Great Plains Energy Inc.	22	630
Hawaiian Electric Industries Inc.	11	360
IDACORP Inc.	5	426
MDU Resources Group Inc.	19	492
MGE Energy Inc.	3	222
Middlesex Water Co. (a)	2	63
National Fuel Gas Co. (a)	8	431
New Jersey Resources Corp.	9	344
NextEra Energy Inc.	47	6,590
NextEra Energy Partners LP	6	206
NiSource Inc.	32	818
Northwest Natural Gas Co.	3	177
NorthWestern Corp.	5	303
NRG Energy Inc.	31	537
NRG Yield Inc. - Class A	3	55
NRG Yield Inc. - Class C	7	121
OGE Energy Corp.	20	696
ONE Gas Inc.	5	366
Ormat Technologies Inc.	4	211
Otter Tail Corp.	4	145
Pattern Energy Group Inc. - Class A	7	162
PG&E Corp.	51	3,393
Pinnacle West Capital Corp.	11	946
PNM Resources Inc.	8	309
Portland General Electric Co.	9	409
PPL Corp.	69	2,661
Public Service Enterprise Group Inc.	51	2,203
SCANA Corp.	14	926
Sempra Energy	24	2,689
SJW Corp.	1	69
South Jersey Industries Inc.	8	266
Southern Co.	100	4,771
Southwest Gas Corp.	5	343
Spark Energy Inc. - Class A (a)	1	15
Spire Inc.	5	316

See accompanying Notes to Financial Statements.

108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

TerraForm Global Inc. - Class A (b)	9	46
TerraForm Power Inc. - Class A (b)	5	64
UGI Corp.	17	835
Unitil Corp.	1	72
Vectren Corp.	8	490
WEC Energy Group Inc.	32	1,949
Westar Energy Inc.	14	759
WGL Holdings Inc.	5	428
Xcel Energy Inc.	51	2,354
York Water Co.	1	39
Total Common Stocks (cost $72,591)		79,598
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	35	35
Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	262	262
Total Short Term Investments (cost $297)		297
Total Investments 100.2% (cost $72,888)		79,895
Other Assets and Liabilities, Net (0.2)%		(141)
Total Net Assets 100.0%		$79,754

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.6%
Consumer Discretionary 11.2%
Altice USA Inc. - Class A (a)	82	$2,636
ARAMARK Corp.	170	6,981
AutoZone Inc. (a)	4	2,537
Delphi Automotive Plc	89	7,824
Dollar Tree Inc. (a)	32	2,245
Express Inc. (a)	162	1,096
Goodyear Tire & Rubber Co.	149	5,204
HanesBrands Inc.	211	4,887
Harley-Davidson Inc.	80	4,349
Interpublic Group of Cos. Inc.	250	6,148
LKQ Corp. (a)	209	6,889
Madison Square Garden Co. - Class A (a)	12	2,463
Michaels Cos. Inc. (a)	166	3,079
Newell Brands Inc.	166	8,914
PVH Corp.	54	6,240
Royal Caribbean Cruises Ltd.	50	5,417
Sally Beauty Holdings Inc. (a)	165	3,347
Toll Brothers Inc.	112	4,411
Urban Outfitters Inc. (a)	145	2,695
Whirlpool Corp.	41	7,843
		95,205
Consumer Staples 5.9%
Bunge Ltd.	50	3,721
Cal-Maine Foods Inc. (a) (b)	50	1,994
Coca-Cola European Partners Plc	138	5,608
Coty Inc. - Class A	205	3,848
JM Smucker Co.	44	5,182
Kroger Co.	131	3,050
Molson Coors Brewing Co. - Class B	60	5,204
Pinnacle Foods Inc.	163	9,660
TreeHouse Foods Inc. (a)	65	5,335
Tyson Foods Inc. - Class A	98	6,136
		49,738
Energy 7.0%
Cabot Oil & Gas Corp.	267	6,695
Cimarex Energy Co.	32	2,971
Energen Corp. (a)	111	5,476
EQT Corp.	95	5,551
Forum Energy Technologies Inc. (a)	222	3,458
Frank's International NV (b)	449	3,723
Hess Corp.	130	5,689
HollyFrontier Corp.	136	3,732
Noble Energy Inc.	67	1,898
Oil States International Inc. (a)	131	3,557
Parsley Energy Inc. - Class A (a)	79	2,190
PDC Energy Inc. (a)	80	3,468
Pioneer Natural Resources Co.	39	6,217
Superior Energy Services Inc. (a)	199	2,072
US Silica Holdings Inc.	64	2,274
		58,971
Financials 22.7%
Affiliated Managers Group Inc.	21	3,453
Apollo Global Management LLC - Class A	170	4,502
Arthur J Gallagher & Co.	102	5,832
Citizens Financial Group Inc.	243	8,663
Comerica Inc.	120	8,796
Discover Financial Services	132	8,235
Element Financial Corp.	364	2,497
Everest Re Group Ltd.	30	7,621
Fifth Third Bancorp	439	11,385
Hanover Insurance Group Inc.	52	4,632
Hartford Financial Services Group Inc.	228	11,981
Huntington Bancshares Inc.	703	9,499
Invesco Ltd.	129	4,556
KeyCorp	492	9,227
Lincoln National Corp.	111	7,498
M&T Bank Corp.	44	7,137
NASDAQ Inc.	132	9,408
New York Community Bancorp Inc.	242	3,177
Northern Trust Corp.	79	7,682
Raymond James Financial Inc.	106	8,522
SunTrust Banks Inc.	126	7,168
TD Ameritrade Holding Corp.	132	5,667
Unum Group	187	8,700
Validus Holdings Ltd.	114	5,905
Weyerhaeuser Co.	142	4,745
Wintrust Financial Corp.	79	6,064
XL Group Ltd.	222	9,705
		192,257
Health Care 7.2%
AmerisourceBergen Corp.	70	6,586
DENTSPLY SIRONA Inc.	76	4,916
Lifepoint Health Inc. (a)	76	5,132
MEDNAX Inc. (a)	59	3,536
PerkinElmer Inc.	115	7,809
Quest Diagnostics Inc.	62	6,869
Steris Plc	84	6,818
Teleflex Inc.	23	4,814
Universal Health Services Inc. - Class B	34	4,108
Zimmer Biomet Holdings Inc.	78	9,986
		60,574
Industrials 15.0%
Alaska Air Group Inc.	44	3,928
Armstrong World Industries Inc. (a)	137	6,302
Brenntag AG	57	3,336
Clean Harbors Inc. (a)	127	7,085
Deere & Co.	54	6,624
Delta Air Lines Inc.	133	7,171
Eaton Corp. Plc	93	7,214
Gardner Denver Holdings Inc. (a)	127	2,754
HD Supply Holdings Inc. (a)	104	3,194
ITT Inc.	126	5,076
Kansas City Southern	60	6,272
KBR Inc.	301	4,582
Knight Transportation Inc.	125	4,617
L3 Technologies Inc.	51	8,509
Owens Corning Inc.	110	7,352
Pitney Bowes Inc.	219	3,302
Regal-Beloit Corp.	80	6,488
Rockwell Collins Inc.	64	6,733
Schneider National Inc. - Class B	148	3,319
Sensata Technologies Holding NV (a)	119	5,086
Stanley Black & Decker Inc.	66	9,335
Univar Inc. (a)	205	5,997
WESCO International Inc. (a)	50	2,883
		127,159

See accompanying Notes to Financial Statements.

109

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Information Technology 9.6%
Amdocs Ltd.	104	6,673
Analog Devices Inc.	76	5,908
Check Point Software Technologies Ltd. (a)	49	5,382
Fidelity National Information Services Inc.	94	8,060
First Data Corp. - Class A (a)	184	3,349
Global Payments Inc.	53	4,751
Keysight Technologies Inc. (a)	166	6,469
Leidos Holdings Inc.	93	4,825
Maxim Integrated Products Inc.	140	6,302
Motorola Solutions Inc.	50	4,320
NCR Corp. (a)	148	6,045
Nice Ltd. - ADR (b)	62	4,890
Sabre Corp.	165	3,597
Symantec Corp.	180	5,072
Verint Systems Inc. (a)	64	2,624
Xerox Corp.	119	3,414
		81,681
Materials 6.3%
Axalta Coating Systems Ltd. (a)	211	6,770
Berry Global Group Inc. (a)	110	6,274
Celanese Corp. - Class A	80	7,607
FMC Corp.	82	5,974
Graphic Packaging Holding Co.	399	5,498
PPG Industries Inc.	60	6,571
RPM International Inc.	113	6,157
Sealed Air Corp.	116	5,201
Sensient Technologies Corp.	41	3,333
		53,385
Real Estate 6.0%
Annaly Capital Management Inc.	280	3,368
EPR Properties	83	5,977
Gramercy Property Trust	167	4,963
Jones Lang LaSalle Inc.	47	5,924
Life Storage Inc.	97	7,159
Medical Properties Trust Inc.	595	7,655
Mid-America Apartment Communities Inc.	56	5,880
Realogy Holdings Corp.	118	3,835
Sun Communities Inc.	55	4,790
Washington Prime Group Inc.	195	1,629
		51,180
Utilities 7.7%
AES Corp.	364	4,049
Ameren Corp.	81	4,445
Calpine Corp. (a)	301	4,074
CMS Energy Corp.	166	7,681
DTE Energy Co.	77	8,146
Eversource Energy	122	7,424
NiSource Inc.	158	4,006
Pinnacle West Capital Corp.	89	7,556
Public Service Enterprise Group Inc.	157	6,747
Sempra Energy	48	5,426
WEC Energy Group Inc.	91	5,566
		65,120
Total Common Stocks (cost $791,286)		835,270
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	10,771	10,771
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	2,679	2,679
Total Short Term Investments (cost $13,450)		13,450
Total Investments 100.2% (cost $804,736)		848,720
Other Assets and Liabilities, Net (0.2)%		(1,877)
Total Net Assets 100.0%		$846,843

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL Multi-Manager Alternative Fund
COMMON STOCKS 42.5%
Consumer Discretionary 6.4%
Aaron's Inc.	40	$1,556
Adient Plc	3	203
Basso Industry Corp.	213	597
Best Buy Co. Inc. (a)	37	2,150
Big Lots Inc.	10	498
Chico's FAS Inc.	73	686
Clear Channel Outdoor Holdings Inc. - Class A	18	89
CyberAgent Inc.	19	577
Daimler AG	14	988
Dillard's Inc. - Class A	17	998
Discovery Communications Inc. - Class C (b)	11	272
Faurecia (a)	23	1,156
Gap Inc.	78	1,715
H&R Block Inc.	45	1,406
HSN Inc.	4	128
Imperial Holdings Ltd.	64	785
Italiaonline SpA	38	122
Jarden Corp. (b) (c) (d) (e)	56	3,293
KB Home	33	786
Kohl's Corp.	37	1,435
Lear Corp. (a)	3	398
Liberty Global Plc - Class C (b)	79	1,695
Macy's Inc. (a)	63	1,459
Maruti Suzuki India Ltd.	5	534
Naspers Ltd. - Class N	37	7,291
NVR Inc. (b)	—	313
Office Depot Inc.	259	1,460
Penn National Gaming Inc. (b)	31	670
Peugeot SA (a)	49	982
PVH Corp. (a)	12	1,340
Ralph Lauren Corp. - Class A	19	1,417
Rent-A-Center Inc.	38	443
Sotheby's (b)	10	558
Staples Inc.	190	1,909
Time Warner Inc. (a)	122	12,208
Tupperware Brands Corp.	2	155
Valeo SA (a)	4	290
Via Varejo SA	246	782
Videocon d2h Ltd. - ADR (b)	220	2,138
Vipshop Holdings Ltd. - ADR (b)	61	645
Visteon Corp. (b)	5	459
Wolverine World Wide Inc.	37	1,039
WPP Plc	84	1,762
		59,387
Consumer Staples 2.9%
Almacenes Exito SA	94	473
Astral Foods Ltd.	27	301
Becle SAB de CV (b)	1,084	1,848
Bunge Ltd.	18	1,373
Carrefour SA (a) (f)	49	1,233
Clover Industries Ltd.	588	744
Coca-Cola European Partners Plc	18	736
Gruma SAB de CV - Class B	50	656
HRG Group Inc. (b)	81	1,431
JBS SA	209	415
KT&G Corp.	10	991
Lenta Ltd. - ADR (b) (e) (g)	65	377
Nu Skin Enterprises Inc. - Class A (a)	30	1,866
RCL Foods Ltd.	177	205
Reynolds American Inc. (a)	189	12,286
Rite Aid Corp. (b)	64	189
Unilever NV - CVA	14	773
Wal-Mart Stores Inc. (a)	10	734
WH Group Ltd.	714	723
		27,354
Energy 3.3%
Africa Oil Corp. (b)	307	452
Alon USA Energy Inc.	16	214
Anadarko Petroleum Corp.	6	290
Berry Petroleum Co. (b) (e) (g)	2	15
Bumi Armada Bhd	8,749	1,551

See accompanying Notes to Financial Statements.

110

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Cabot Oil & Gas Corp.	11	278
Chesapeake Energy Corp. (b)	79	391
Columbia Pipeline Group Inc. (b) (c) (d) (e)	42	1,062
ConocoPhillips Co. (a)	33	1,451
CONSOL Energy Inc. (b)	12	182
Devon Energy Corp. (a)	51	1,627
Enerplus Corp.	166	1,345
ENI SpA	65	975
Ensco Plc - Class A	176	907
EP Energy Corp. - Class A (b)	143	524
Gazprom OAO - ADR	101	402
Geopark Ltd. (b)	116	878
Kosmos Energy Ltd. (b)	55	354
Lukoil PJSC - ADR	35	1,684
Murphy Oil Corp.	24	623
Noble Corp. Plc	132	479
Occidental Petroleum Corp.	5	296
Petronet LNG Ltd.	22	150
QGEP Participacoes SA	576	1,039
Rice Energy Inc. (b)	49	1,310
Rosneft OAO - GDR	46	249
Rowan Cos. Plc - Class A (b)	46	467
Sanchez Energy Corp. (b)	2	13
Schlumberger Ltd. (a)	23	1,486
Showa Shell Sekiyu KK	9	85
Tenaris SA	32	505
Total SA	20	988
Transocean Ltd. (b)	65	537
Unit Corp. (b)	29	553
Valero Energy Corp. (a)	5	317
Veresen Inc.	13	187
VTTI Energy Partners LP	155	3,050
Whiting Petroleum Corp. (b)	189	1,041
Williams Cos. Inc. (a)	62	1,889
YPF SA - Class D - ADR	49	1,078
		30,924
Financials 8.3%
ABN AMRO Group NV - CVA	83	2,196
Abu Dhabi Commercial Bank PJSC	276	526
Akbank T.A.S.	525	1,465
Allied Irish Banks Plc (a)	21	122
Ally Financial Inc.	79	1,656
American Express Co.	21	1,766
American International Group Inc.	62	3,907
Ameriprise Financial Inc.	4	522
Aon Plc - Class A (a)	29	3,866
Assured Guaranty Ltd.	29	1,227
Banco Macro SA - Class B - ADR	5	492
Bank of America Corp.	186	4,505
Bank Rakyat Indonesia Persero Tbk PT	411	471
Barclays Africa Group Ltd.	119	1,311
Bison Capital Acquisition Corp. (b)	58	590
BNP Paribas SA	14	1,008
Cerved Information Solutions SpA	68	728
CIT Group Inc.	72	3,529
Citigroup Inc. (a)	81	5,446
Citizens Financial Group Inc.	19	664
Credito Real SAB de CV SOFOM ER	1,307	2,035
Deutsche Bank AG	44	784
Donnelley Financial Solutions Inc. (b)	3	78
Erste Group Bank AG	27	1,038
Fortress Investment Group LLC - Class A (a)	417	3,333
Groupe Bruxelles Lambert SA	23	2,191
Grupo Financiero Galicia SA - Class B - ADR	6	276
Grupo Supervielle SA - ADR	16	283
Haci Omer Sabanci Holding A/S	346	1,076
Hancock Holding Co.	16	809
Harmony Merger Corp. (b)	250	2,583
Israel Discount Bank Ltd. - Class A (a) (b)	277	731
JSE Ltd.	157	1,474
Legg Mason Inc.	29	1,116
Leucadia National Corp.	128	3,356
Lincoln National Corp. (a)	22	1,460
LPL Financial Holdings Inc.	33	1,410
MFA Financial Inc.	49	410
Modern Media Acquisition Corp. (b)	166	1,703
Navient Corp. (a)	137	2,286
Nedbank Group Ltd.	52	827
Nelnet Inc. - Class A	23	1,091
Prudential Financial Inc. (a)	12	1,265
Qualitas Controladora SAB de CV - Class I	564	938
Remgro Ltd.	46	749
Santander Consumer USA Holdings Inc. (b)	62	796
Standard Bank Group Ltd.	49	538
Standard Chartered Plc (a) (b)	125	1,269
Sul America SA	146	784
The Governor & Co. of the Bank of Ireland (b)	1,889	497
Turkiye Garanti Bankasi A/S	474	1,323
Turkiye Sinai Kalkinma Bankasi A/S	3,135	1,268
Unicredit SpA (a) (b)	56	1,044
WL Ross Holding Corp. (b) (c) (e) (g)	13	41
WLRS Fund I LLC (b) (c) (e) (g)	—	30
Yes Bank Ltd.	28	648
		77,537
Health Care 4.6%
AbbVie Inc.	11	834
Alere Inc. (b)	73	3,665
Alexion Pharmaceuticals Inc. (b)	4	462
Alkermes Plc (b)	13	777
Amgen Inc.	11	1,869
Anthem Inc.	9	1,731
Baxter International Inc. (a)	29	1,756
Biogen Inc. (a) (b)	7	1,796
BioMarin Pharmaceutical Inc. (b)	5	487
Bioverativ Inc. (b)	3	184
CIGNA Corp.	3	418
CR Bard Inc. (a)	34	10,691
Halyard Health Inc. (b)	25	1,002
Humana Inc. (a)	8	1,913
Ionis Pharmaceuticals Inc. (b)	16	839
Mersana Therapeutics Inc. (b)	—	—
Mylan NV (b)	49	1,918
PDL BioPharma Inc. (b)	127	314
Qualicorp SA	7	60
Quest Diagnostics Inc.	16	1,756
Richter Gedeon Nyrt	21	552
Shire Plc (a)	9	472
Teva Pharmaceutical Industries Ltd. - ADR (a)	18	596
Thermo Fisher Scientific Inc.	9	1,579
United Therapeutics Corp. (a) (b)	14	1,777
Varex Imaging Corp. (b)	5	172
VCA Inc. (b)	12	1,133
Vertex Pharmaceuticals Inc. (a) (b)	16	2,088
WellCare Health Plans Inc. (a) (b)	13	2,316
		43,157
Industrials 3.7%
A P Moller - Maersk A/S - Class B	—	521
Air Lease Corp. - Class A	45	1,682
Allison Transmission Holdings Inc.	27	998
Arconic Inc.	121	2,749
Boeing Co.	8	1,523
Cie de Saint-Gobain	18	946
CNH Industrial NV	42	478
Copa Holdings SA - Class A	9	995
CSX Corp.	15	797
Deere & Co.	14	1,706
Embraer SA - ADR	65	1,189
Esterline Technologies Corp. (b) (g)	15	1,456
General Cable Corp.	19	312
General Electric Co.	93	2,500
Jardine Strategic Holdings Ltd.	16	665
Localiza Rent a Car SA	72	978
Manpower Inc.	16	1,842
MasTec Inc. (b)	20	926
Meggitt Plc	311	1,932
MSA Safety Inc.	5	373
Nexeo Solutions Inc. (b) (e) (g)	95	793
Oshkosh Corp.	4	255
Regal-Beloit Corp.	7	587
SPIE SA (a)	53	1,605
SPX Corp. (b)	25	624

See accompanying Notes to Financial Statements.

111

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Timken Co.	29	1,341
United Technologies Corp.	34	4,157
Waberer's International Zrt. (b) (c)	24	453
Wilson Sons Ltd. - BDR	21	241
		34,624
Information Technology 6.7%
Alphabet Inc. - Class A (b)	2	1,633
Alphabet Inc. - Class C (b)	2	1,599
Analog Devices Inc.	25	1,969
Applied Materials Inc. (a)	42	1,756
Baidu.com - Class A - ADR (b)	10	1,828
Broadcom Ltd.	1	268
Cadence Design Systems Inc. (b)	5	161
Cirrus Logic Inc. (a) (b)	10	615
Cisco Systems Inc.	87	2,711
Cognizant Technology Solutions Corp. - Class A	5	306
CommerceHub Inc. - Class C (b)	11	197
Conduent Inc. (b)	24	383
Delivery Hero AG (b)	3	95
F5 Networks Inc. (a) (b)	2	229
Hon Hai Precision Industry Co. Ltd.	292	1,127
HP Inc. (a)	102	1,779
IAC/InterActiveCorp. (b)	2	155
InterDigital Inc.	19	1,476
j2 Global Inc.	6	519
Juniper Networks Inc. (a)	57	1,598
Lam Research Corp.	5	651
Link Administration Holdings Ltd.	24	147
Marvell Technology Group Ltd.	56	935
Microsoft Corp.	45	3,097
Mobileye NV (b)	69	4,318
MoneyGram International Inc. (b)	64	1,103
NCR Corp. (a) (b)	42	1,728
NCSoft Corp.	1	357
NetApp Inc. (a)	4	140
NetEase.com Inc. - ADR	8	2,333
NXP Semiconductors NV (b)	121	13,296
Oracle Corp. (a)	120	6,031
QUALCOMM Inc.	19	1,030
Science Applications International Corp.	6	444
TE Connectivity Ltd.	36	2,803
Tech Mahindra Ltd.	52	305
Tencent Holdings Ltd. (a)	5	187
Teradata Corp. (a) (b)	48	1,410
Teradyne Inc.	4	129
VeriSign Inc. (a) (b)	7	604
Xerox Corp.	5	136
Yandex NV - Class A (b)	23	607
YY Inc. - Class A - ADS (b)	15	853
		63,048
Materials 3.0%
Akzo Nobel NV	11	991
Alcoa Corp.	31	1,006
ArcelorMittal (a) (b)	70	1,597
Ashland Global Holdings Inc. (h)	10	646
Barrick Gold Corp.	100	1,594
BHP Billiton Plc	49	749
Bloomage BioTechnology Corp. Ltd.	425	818
Buzzi Unicem SpA	24	589
Cemex SAB de CV - ADR (b)	68	642
Chemours Co. (a)	58	2,218
CRH Plc (a)	34	1,203
Dow Chemical Co. (h)	—	7
EI du Pont de Nemours & Co. (h)	45	3,652
FMC Corp.	6	474
Freeport-McMoRan Inc. - Class B (a) (b)	70	847
Greif Inc. - Class A	22	1,255
MMC Norilsk Nickel - ADR	35	481
Newmont Mining Corp.	4	113
Novolipetsk Steel PJSC - ADR	55	1,061
Owens-Illinois Inc. (b)	71	1,699
Randgold Resources Ltd.	11	986
Rio Tinto Plc	26	1,087
Sesa Sterlite Ltd.	232	899
Teck Resources Ltd. - Class B	95	1,655
Ternium SA - ADR	19	527
Valencia Bidco LLC (b) (c)	188	337
Valvoline Inc.	6	151
Vedanta Resources Plc	62	518
		27,802
Real Estate 1.4%
AGNC Investment Corp.	32	686
Atrium European Real Estate Ltd.	319	1,425
Beni Stabili SpA	1,086	770
BR Malls Participacoes SA	100	359
CoreCivic Inc. (a)	58	1,608
CYS Investments Inc.	49	409
Deutsche Wohnen AG	13	487
DiamondRock Hospitality Co.	62	683
EastGroup Properties Inc.	7	561
Emaar Malls Group PJSC	2,494	1,718
FelCor Lodging Trust Inc.	144	1,038
Gazit-Globe Ltd.	184	1,775
Potlatch Corp.	20	928
PS Business Parks Inc.	4	503
Quality Care Properties Inc. (b)	12	212
		13,162
Telecommunication Services 1.4%
China Mobile Ltd. - ADR	33	1,776
China Unicom Hong Kong Ltd. - ADR (b)	30	444
Jasmine Broadband Internet Infrastructure Fund (e)	1,721	568
KT Corp. - ADR	81	1,344
Level 3 Communications Inc. (a) (b)	146	8,674
Millicom International Cellular SA - SDR	8	462
		13,268
Utilities 0.8%
AES Tiete Energia SA	241	993
Alupar Investimento SA	66	354
Cia de Saneamento Basico do Estado de Sao Paulo	86	820
Electricite de France SA (a)	67	730
Equatorial Energia SA	49	811
Gujarat State Petronet Ltd.	105	289
Pampa Energia SA - ADR (b)	24	1,437
Power Grid Corp. of India Ltd.	254	831
SPCG PCL	1,745	1,063
		7,328
Total Common Stocks (cost $372,716)		397,591
PREFERRED STOCKS 1.3%
Consumer Discretionary 0.1%
Volkswagen AG	7	1,002
Energy 0.0%
Berry Petroleum Co. (b) (c) (e) (g)	—	—
Berry Petroleum Corp. - Series A (b) (e) (g)	2	19
Sanchez Energy Corp., 6.50% (i) (j)	5	167
Sanchez Energy Corp. - Series A, 4.88% (i) (j)	11	303
Surgutneftegas OAO	313	151
		640
Financials 0.3%
Sberbank of Russia	832	1,699
Virtus Investment Partners Inc. - Series D, 7.25%, 02/01/20 (a)	9	873
		2,572
Information Technology 0.6%
Samsung Electronics Co. Ltd.	3	5,593
Real Estate 0.2%
Colony NorthStar Inc. - Series E, 8.75%, (callable at 25 beginning 05/15/19) (i)	24	636
Colony NorthStar Inc. - Series B, 8.25%, (callable at 25 beginning 08/10/17) (i)	46	1,184
		1,820
Utilities 0.1%
Cia De Transmissao De ENE-PF	40	792
Total Preferred Stocks (cost $11,880)		12,419
RIGHTS 0.0%
Nexstar Broadcasting Inc. (b) (c)	127	248
Total Rights (cost $38)		248

See accompanying Notes to Financial Statements.

112

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

WARRANTS 0.0%
TORM A/S (b) (c)	4	2
Total Warrants (cost $69)		2
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
Aames Mortgage Investment Trust
Series 2005-M6-1, REMIC, 2.52%, 06/25/35 (k)	380	291
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (l)	149	155
Applebee's Funding LLC
Series 2014-A2-1, 4.28%, 09/05/21 (l)	550	541
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 1.39%, 07/27/27 (k) (l)	1,104	762
Chevy Chase Funding LLC Mortgage Backed-Certificates
Series 2004-B1-2A, REMIC, 1.47%, 05/25/35 (k) (l)	466	363
CHL Mortgage Pass-Through Trust
Series 2005-2A1-9, REMIC, 1.66%, 05/25/35 (k)	88	55
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 2.72%, 02/25/23 (k) (l)	600	572
Countrywide Asset-Backed Certificates
Series 2003-3A-2, REMIC, 1.72%, 08/26/33 (k)	201	190
Countrywide Home Equity Loan Trust
Series 2004-1A-B, 1.38%, 02/15/29 (k)	288	266
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 6.22%, 07/25/25 (k) (l)	180	199
Series 2016-1M2-C04, 5.47%, 01/25/29 (k) (l)	260	285
Series 2017-1M2-C01, 4.77%, 07/25/29 (k) (l)	530	559
Series 2017-1B1-C01, 6.97%, 07/25/29 (k) (l)	270	306
First Horizon Mortgage Pass-Through Trust
Series 2005-B1-AR1, REMIC, 3.15%, 04/25/35 (k)	580	439
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 1.50%, 11/25/45 (k)	654	463
Hertz Vehicle Financing LLC
Series 2016-C-1A, 4.75%, 03/25/19 (l)	350	350
IndyMac IMSC Mortgage Loan Trust
Series 2007-A22-HOA1, REMIC, 1.40%, 07/25/37 (k)	395	262
Miran Mid-Atlantic Pass-Through Trust
Series 2001-C, 10.06%, 12/30/28	136	128
Nelnet Student Loan Trust
Series 2008-A4-4, 2.64%, 04/25/24 (k)	157	158
RAMP Trust
Series 2006-M1-RZ3, REMIC, 1.57%, 08/25/36 (k)	350	330
SLM Student Loan Trust
Series 2008-A4-5, 2.86%, 07/25/23 (k)	128	131
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,479)		6,805
CORPORATE BONDS AND NOTES 25.8%
Consumer Discretionary 3.9%
1011778 B.C. Unlimited Liability Co.
6.00%, 04/01/22 (l)	1,710	1,771
Altice SA
7.25%, 05/15/22, EUR	1,390	1,683
Amazon.com Inc.
4.95%, 12/05/44	40	47
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (l)	780	814
American Axle & Manufacturing Inc.
6.63%, 10/15/22	80	82
Carriage Services Inc.
2.75%, 03/15/21 (a) (j)	685	888
CCO Holdings LLC
5.38%, 05/01/25 (l)	70	75
5.75%, 02/15/26 (l)	50	53
5.13%, 05/01/27 (l)	830	851
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (l)	398	407
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (l)	1,207	1,231
Charter Communications Operating LLC
6.83%, 10/23/55	380	465
DISH DBS Corp.
4.25%, 04/01/18	965	977
7.88%, 09/01/19	50	55
6.75%, 06/01/21	50	55
DISH Network Corp.
2.38%, 03/15/24 (a) (j)	1,987	2,086
3.38%, 08/15/26 (a) (j) (l)	2,514	3,049
Dollar Tree Inc.
5.75%, 03/01/23	100	106
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	30	31
5.00%, 05/31/26	170	176
Great Canadian Gaming Corp.
6.63%, 07/25/22, CAD (l)	870	694
Hanesbrands Inc.
4.63%, 05/15/24 (l)	80	81
Horizon Global Corp.
2.75%, 07/01/22 (a) (j)	1,420	1,347
KB Home
1.38%, 02/01/19 (a) (j)	283	303
Laureate Education Inc.
8.25%, 05/01/25 (l)	1,081	1,153
LGI Homes Inc.
4.25%, 11/15/19 (a) (j)	248	470
Liberty Expedia Holdings Inc.
1.00%, 06/30/47 (a) (j) (l)	2,160	2,297
Liberty Interactive LLC
4.00%, 11/15/29 (a)	1,413	940
1.75%, 09/30/46 (a) (j) (l)	444	510
Liberty Media Corp.
1.38%, 10/15/23 (a) (j)	1,542	1,817
2.25%, 09/30/46 (a) (j) (l)	444	483
Myriad International Holdings BV
4.85%, 07/06/27 (l)	350	352
NCL Corp. Ltd.
4.63%, 11/15/20 (l)	50	51
Netflix Inc.
5.50%, 02/15/22	30	33
5.88%, 02/15/25	80	89
3.63%, 05/15/27, EUR (l)	760	883
Numericable - SFR SA
7.38%, 05/01/26 (l)	764	829
Numericable Group SA
6.00%, 05/15/22 (l)	1,060	1,108
6.25%, 05/15/24 (l)	200	212
Schaeffler Verwaltung Zwei GmbH
4.75%, 09/15/26 (l) (m)	200	202
Scientific Games International Inc.
10.00%, 12/01/22	749	821
Shea Homes LP
6.13%, 04/01/25 (l)	110	113
Shutterfly Inc.
0.25%, 05/15/18 (a) (j)	290	289
Tesla Inc.
2.38%, 03/15/22 (a) (j)	1,071	1,348
Time Warner Cable Inc.
7.30%, 07/01/38	20	26
Tribune Media Co.
5.88%, 07/15/22	87	91
Unitymedia GmbH
3.75%, 01/15/27, EUR	130	151
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR	250	301
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (l)	925	992
Univision Communications Inc.
5.13%, 05/15/23 (l)	319	321
Whitbread Group Plc
3.38%, 10/16/25, GBP	290	399
WMG Acquisition Corp.
6.75%, 04/15/22 (l)	900	947
World Wrestling Entertainment Inc.
3.38%, 12/15/23 (a) (j) (l)	1,568	1,666
		36,221

See accompanying Notes to Financial Statements.

113

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Consumer Staples 0.3%
Constellation Brands Inc.
4.75%, 11/15/24	90	98
Cott Holdings Inc.
5.50%, 04/01/25 (l)	40	41
Herbalife Ltd.
2.00%, 08/15/19 (a) (j)	928	969
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP	280	403
5.20%, 07/15/45	60	65
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (l)	40	41
Post Holdings Inc.
5.50%, 03/01/25 (l)	405	418
5.75%, 03/01/27 (l)	405	417
Rite Aid Corp.
6.13%, 04/01/23 (l)	147	144
		2,596
Energy 2.1%
Aegean Marine Petroleum Network Inc.
4.00%, 11/01/18 (a) (j)	991	980
4.25%, 12/15/21 (a) (j) (l)	1,683	1,295
Alta Mesa Holdings LP
7.88%, 12/15/24 (l)	500	504
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	49
5.55%, 03/15/26	80	89
4.50%, 07/15/44	70	66
Apache Corp.
4.75%, 04/15/43	490	492
Blue Racer Midstream LLC
6.13%, 11/15/22 (l)	110	111
Chesapeake Energy Corp.
5.75%, 03/15/23	160	145
8.00%, 01/15/25 (l)	380	378
CONSOL Energy Inc.
5.88%, 04/15/22	900	885
8.00%, 04/01/23	500	523
DCP Midstream LLC
6.45%, 11/03/36 (l)	10	11
6.75%, 09/15/37 (l)	100	108
Devon Energy Corp.
5.85%, 12/15/25	190	217
5.00%, 06/15/45	50	51
Ecopetrol SA
5.88%, 09/18/23 - 05/28/45	470	477
4.13%, 01/16/25	370	362
5.38%, 06/26/26	320	332
Ensco Jersey Finance Ltd.
3.00%, 01/31/24 (a) (j) (l)	860	659
Ensco Plc
8.00%, 01/31/24	37	35
EP Energy LLC
6.38%, 06/15/23	180	106
8.00%, 02/15/25 (l)	50	37
Exxon Mobil Corp.
4.11%, 03/01/46	130	137
Genesis Energy LP
6.75%, 08/01/22	110	110
Golar LNG Ltd.
2.75%, 02/15/22 (a) (j) (l)	695	641
Green Plains Inc.
3.25%, 10/01/18 (a) (j)	2,110	2,512
4.13%, 09/01/22 (a) (j) (l)	1,721	1,731
Gulfport Energy Corp.
6.38%, 05/15/25 (l)	314	308
Halliburton Co.
3.80%, 11/15/25	110	113
4.85%, 11/15/35	150	160
Kerr-McGee Corp.
6.95%, 07/01/24	120	141
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	60
4.25%, 09/01/24	60	62
Kinder Morgan Inc.
5.30%, 12/01/34	40	41
Laredo Petroleum Inc.
7.38%, 05/01/22	30	30
MEG Energy Corp.
7.00%, 03/31/24 (l)	10	8
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	234
Nabors Industries Inc.
0.75%, 01/15/24 (a) (j) (l)	998	798
Northern Oil and Gas Inc.
8.00%, 06/01/20	319	222
Oasis Petroleum Inc.
6.88%, 03/15/22	70	68
2.63%, 09/15/23 (j)	429	420
Occidental Petroleum Corp.
4.63%, 06/15/45	60	64
4.40%, 04/15/46	20	21
4.10%, 02/15/47	90	90
Paramount Resources Ltd.
6.88%, 06/30/23 (l)	190	198
Petroleos Mexicanos
6.38%, 01/23/45	390	380
QEP Resources Inc.
5.25%, 05/01/23	30	29
Range Resources Corp.
5.88%, 07/01/22 (l)	50	51
4.88%, 05/15/25	100	95
Rice Energy Inc.
6.25%, 05/01/22	300	314
7.25%, 05/01/23	20	22
Rockies Express Pipeline LLC
5.63%, 04/15/20 (l)	100	106
6.88%, 04/15/40 (l)	110	120
RSP Permian Inc.
6.63%, 10/01/22	20	21
Sanchez Energy Corp.
7.75%, 06/15/21	200	182
6.13%, 01/15/23	320	255
Schlumberger Holdings Corp.
4.00%, 12/21/25 (l)	280	294
Shelf Drilling Holdings Ltd.
9.50%, 11/02/20 (l)	45	44
Summit Midstream Holdings LLC
5.50%, 08/15/22	30	30
Targa Resources Partners LP
4.25%, 11/15/23	170	166
6.75%, 03/15/24	100	108
Teine Energy Ltd.
6.88%, 09/30/22 (l)	60	61
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	170	219
Whiting Petroleum Corp.
5.00%, 03/15/19	384	381
6.25%, 04/01/23	230	212
Williams Cos. Inc.
8.75%, 03/15/32 (n)	140	179
WPX Energy Inc.
8.25%, 08/01/23	170	184
YPF SA
8.75%, 04/04/24	500	569
		20,103
Financials 5.5%
ABN AMRO Bank NV
5.75%, (callable at 100 beginning 09/22/20), EUR (i)	600	725
ACE INA Holdings Inc.
4.35%, 11/03/45	120	132
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	150	161
Ally Financial Inc.
8.00%, 11/01/31	20	24
Altice Financing SA
6.63%, 02/15/23 (l)	200	212
AmTrust Financial Services Inc.
2.75%, 12/15/44 (a) (j)	1,151	855

See accompanying Notes to Financial Statements.

114

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	280	288
4.90%, 02/01/46	80	90
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (l)	790	821
BAC Capital Trust XIV
4.00%, (callable at 100 beginning 07/27/17) (i)	1,540	1,342
Banco Bilbao Vizcaya Argentaria SA
8.88%, (callable at 100 beginning 04/14/21), EUR (i)	200	261
Banco Mercantil del Norte SA
6.88%, (callable at 100 beginning 07/06/22) (i) (l)	200	205
7.63%, (callable at 100 beginning 01/10/28) (i) (l)	200	207
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (i)	300	325
4.25%, 10/22/26	280	288
Barclays Bank Plc
7.63%, 11/21/22	200	229
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (i) (j)	500	626
BlackRock Capital Investment Corp.
5.00%, 06/15/22 (a) (j)	428	438
BNP Paribas SA
6.12%, (callable at 100 beginning 06/17/22), EUR (i)	260	328
7.37%, (callable at 100 beginning 08/19/25) (i) (l)	200	223
BPCE SA
2.75%, 11/30/27, EUR	500	604
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (i)	2,030	2,172
4.60%, 03/09/26	210	220
4.45%, 09/29/27	200	208
8.13%, 07/15/39	51	78
5.30%, 05/06/44	170	193
Compass Bank
3.88%, 04/10/25	280	278
Cowen Group Inc.
3.00%, 03/15/19 (a) (j)	947	969
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (i)	250	312
8.12%, (callable at 100 beginning 12/23/25) (i) (l)	200	232
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	300	330
Danske Bank A/S
5.87%, (callable at 100 beginning 04/06/22), EUR (i)	460	573
DEA Finance SA
7.50%, 10/15/22, EUR	381	466
Diamond 1 Finance Corp.
3.48%, 06/01/19 (l)	300	307
4.42%, 06/15/21 (l)	240	253
Element Financial Corp.
5.13%, 06/30/19, CAD (a) (j)	1,376	1,066
4.25%, 06/30/20, CAD (a) (j)	1,919	1,451
Encore Capital Group Inc.
3.00%, 11/27/17 (a) (j)	326	417
3.25%, 03/15/22 (a) (j) (l)	1,901	2,041
EZCORP Inc.
2.88%, 07/01/24 (j)	1,083	1,107
Forest City Enterprises Inc.
4.25%, 08/15/18 (a) (j)	802	940
3.63%, 08/15/20 (a) (j)	1,758	1,981
FXCM Inc.
2.25%, 06/15/18 (a) (j)	772	317
General Electric Capital Corp.
5.88%, 01/14/38	100	129
Goldman Sachs Capital II
4.00%, (callable at 100 beginning 08/11/17) (i)	18	16
Goldman Sachs Capital III
4.00%, (callable at 100 beginning 08/11/17) (i)	13	11
Goldman Sachs Group Inc.
4.25%, 10/21/25	70	72
6.75%, 10/01/37	190	247
5.15%, 05/22/45	490	544
4.75%, 10/21/45	60	67
HCI Group Inc.
4.25%, 03/01/37 (a) (j) (l)	563	544
Hercules Capital Inc.
4.38%, 02/01/22 (a) (j) (l)	684	704
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (i) (j)	200	211
4.30%, 03/08/26	200	212
IMMOFINANZ AG
2.00%, 01/24/24, EUR (a) (j)	400	510
ING Groep NV
2.50%, 02/15/29, EUR	300	357
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (i)	500	601
KBC Group NV
1.88%, 03/11/27, EUR	300	349
KCA Deutag UK Finance Plc
7.25%, 05/15/21 (l)	280	248
9.88%, 04/01/22 (l)	597	579
LendingTree Inc.
0.63%, 06/01/22 (a) (j) (l)	778	849
Petrobras Global Finance BV
4.38%, 05/20/23	450	424
8.75%, 05/23/26	400	460
7.38%, 01/17/27	472	500
5.63%, 05/20/43	320	266
7.25%, 03/17/44	243	239
6.85%, 06/05/15	640	567
Petrobras International Finance Co.
6.75%, 01/27/41	140	132
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (a) (j)	1,969	1,879
PRA Group Inc.
3.50%, 06/01/23 (a) (j) (l)	1,381	1,454
Prospect Capital Corp.
4.95%, 07/15/22 (a) (j)	773	768
Quicken Loans Inc.
5.75%, 05/01/25 (l)	80	83
Redwood Trust Inc.
4.63%, 04/15/18 (a) (j)	856	867
Royal Bank of Scotland Group Plc
5.13%, 05/28/24	1,930	2,027
RWT Holdings Inc.
5.63%, 11/15/19 (a) (j)	1,109	1,160
Societe Generale SA
2.50%, 09/16/26, EUR	500	597
Solera LLC
10.50%, 03/01/24 (l)	950	1,091
Standard Chartered Plc
5.70%, 03/26/44 (l)	200	229
Starwood Property Trust Inc.
3.75%, 10/15/17 (a) (j)	3,029	3,040
Stichting AK Rabobank Certificaten
6.50%, , EUR (i) (n)	1,046	1,413
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (l)	300	336
UBS Group AG
5.75%, (callable at 100 beginning 02/19/22), EUR (i)	200	252
7.00%, (callable at 100 beginning 02/19/25) (i)	200	221
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 08/11/17) (i)	2,035	2,050
Walter Investment Management Corp.
4.50%, 11/01/19 (j)	200	68
7.88%, 12/15/21	200	126
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (i)	101	112
3.55%, 09/29/25	120	122
4.30%, 07/22/27	290	304
4.65%, 11/04/44	120	126
4.40%, 06/14/46	180	182
ZF North America Capital Inc.
4.50%, 04/29/22 (l)	160	168
		51,808

See accompanying Notes to Financial Statements.

115

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Health Care 4.7%
Acadia Healthcare Co. Inc.
6.50%, 03/01/24	522	559
Actavis Funding SCS
4.55%, 03/15/35	10	11
Alere Inc.
6.50%, 06/15/20	782	795
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20 (a) (j)	1,428	1,447
AMAG Pharmaceuticals Inc.
3.25%, 06/01/22 (a) (j)	1,627	1,559
Amicus Therapeutics Inc.
3.00%, 12/15/23 (a) (j) (l)	1,311	2,334
Becton Dickinson & Co.
3.70%, 06/06/27	400	400
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20 (a) (j)	1,167	1,390
Cardinal Health Inc.
3.41%, 06/15/27	110	110
Centene Corp.
4.75%, 01/15/25	130	134
Clovis Oncology Inc.
2.50%, 09/15/21 (a) (j)	1,113	1,883
Community Health Systems Inc.
7.13%, 07/15/20	110	107
6.88%, 02/01/22	120	105
6.25%, 03/31/23	1,070	1,107
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	50	51
5.13%, 07/15/24	10	10
Dermira Inc.
3.00%, 05/15/22 (a) (j) (l)	670	739
DexCom Inc.
0.75%, 05/15/22 (a) (j) (l)	1,295	1,318
DJO Finco LLC
8.13%, 06/15/21 (l)	300	279
Emergent BioSolutions Inc.
2.88%, 01/15/21 (a) (j)	1,480	1,902
Flexion Therapeutics Inc.
3.38%, 05/01/24 (a) (j) (l)	865	907
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (l)	150	164
HCA Inc.
5.38%, 02/01/25	50	53
5.25%, 06/15/26	10	11
4.50%, 02/15/27	10	10
Insulet Corp.
1.25%, 09/15/21 (a) (j) (l)	1,120	1,235
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23 (a) (j)	1,070	1,047
Invacare Corp.
5.00%, 02/15/21 (a) (j)	257	277
4.50%, 06/01/22 (a) (j)	216	224
Medicines Co.
2.75%, 07/15/23 (a) (j)	1,523	1,598
Neurocrine Biosciences Inc.
2.25%, 05/15/24 (a) (j) (l)	2,160	2,155
Nipro Corp.
0.00%, 01/29/21, JPY (a) (j) (o)	60,000	617
Pacira Pharmaceuticals Inc.
2.38%, 04/01/22 (a) (j) (l)	648	690
PDL BioPharma Inc.
2.75%, 12/01/21 (a) (j)	976	880
PTC Therapeutics Inc.
3.00%, 08/15/22 (a) (j)	900	698
Quidel Corp.
3.25%, 12/15/20 (a) (j)	1,457	1,619
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (l)	1,251	1,345
Sucampo Pharmaceuticals Inc.
3.25%, 12/15/21 (a) (j) (l)	1,381	1,344
Teladoc Inc.
3.00%, 12/15/22 (a) (j) (l)	1,295	1,368
Tenet Healthcare Corp.
7.50%, 01/01/22 (l)	760	824
8.13%, 04/01/22	390	414
6.75%, 06/15/23	30	30
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (l)	1,127	1,091
THC Escrow Corp. III
5.13%, 05/01/25 (l)	650	652
7.00%, 08/01/25 (l)	410	409
Theravance Inc.
2.13%, 01/15/23 (a) (j)	1,186	1,079
Universal Hospital Services Inc.
7.63%, 08/15/20	40	41
Valeant Pharmaceuticals International Inc.
7.00%, 10/01/20 - 03/15/24 (l)	737	771
6.38%, 10/15/20 (l)	340	331
7.50%, 07/15/21 (l)	150	145
6.50%, 03/15/22 (l)	30	31
5.50%, 03/01/23 (l)	150	128
5.88%, 05/15/23 (l)	890	763
6.13%, 04/15/25 (l)	1,630	1,382
VRX Escrow Corp.
5.38%, 03/15/20 (l)	60	58
Wright Medical Group Inc.
2.00%, 02/15/20 (a) (j)	1,449	1,619
Wright Medical Group NV
2.25%, 11/15/21 (a) (j)	1,204	1,701
		43,951
Industrials 1.7%
ADT Corp.
3.50%, 07/15/22	835	810
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23 (a) (j) (l)	2,052	2,167
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (a) (j)	1,370	1,498
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (l)	854	888
Bombardier Inc.
7.75%, 03/15/20 (l)	102	110
5.75%, 03/15/22 (l)	100	100
6.00%, 10/15/22 (l)	100	100
6.13%, 01/15/23 (l)	200	201
7.50%, 03/15/25 (l)	400	415
CBC Ammo LLC
7.25%, 11/15/21 (l)	20	20
Greenbrier Cos. Inc.
2.88%, 02/01/24 (a) (j) (l)	1,165	1,251
International Lease Finance Corp.
6.25%, 05/15/19	80	86
Kaman Corp.
3.25%, 05/01/24 (a) (j) (l)	1,381	1,399
KAR Auction Services Inc.
5.13%, 06/01/25 (l)	830	847
KEYW Holding Corp.
2.50%, 07/15/19 (a) (j)	1,285	1,238
Mirait Holdings Corp.
0.00%, 12/30/21, JPY (a) (j) (o)	45,000	443
Navistar International Corp.
4.50%, 10/15/18 (a) (j)	291	291
4.75%, 04/15/19 (a) (j)	2,035	1,998
8.25%, 11/01/21	800	807
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (l)	553	580
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (l)	50	52
5.50%, 02/15/24 (l)	70	73
United Rentals North America Inc.
5.75%, 11/15/24	120	126
5.88%, 09/15/26	70	74
		15,574
Information Technology 3.9%
Blackboard Inc.
9.75%, 10/15/21 (l)	816	767
Blackhawk Network Holdings Inc.
1.50%, 01/15/22 (a) (j) (l)	1,296	1,453
Bottomline Technologies Inc.
1.50%, 12/01/17 (a) (j)	1,220	1,235

See accompanying Notes to Financial Statements.

116

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

BroadSoft Inc.
1.00%, 09/01/22 (a) (j)	1,057	1,318
CalAmp Corp.
1.63%, 05/15/20 (j)	857	873
Carbonite Inc.
2.50%, 04/01/22 (a) (j) (l)	1,078	1,191
Citrix Systems Inc.
0.50%, 04/15/19 (a) (j)	856	1,028
Compiler Finance Sub Inc.
7.00%, 05/01/21 (e) (g)	40	20
Cornerstone OnDemand Inc.
1.50%, 07/01/18 (a) (j)	429	430
CSG Systems International Inc.
4.25%, 03/15/36 (a) (j)	644	693
Cypress Semiconductor Corp.
4.50%, 01/15/22 (a) (j) (l)	814	997
FireEye Inc.
1.63%, 06/01/35 (a) (j)	428	388
HubSpot Inc.
0.25%, 06/01/22 (a) (j) (l)	863	834
Inception Merger Sub Inc.
8.63%, 11/15/24 (l)	1,520	1,618
Inphi Corp.
0.75%, 09/01/21 (a) (j) (l)	859	832
InterDigital Inc.
1.50%, 03/01/20 (a) (j)	856	1,037
Knowles Corp.
3.25%, 11/01/21 (a) (j)	1,314	1,549
Microchip Technology Inc.
1.63%, 02/15/25 (a) (j)	428	643
1.63%, 02/15/27 (a) (j) (l)	1,556	1,636
2.25%, 02/15/37 (a) (j) (l)	863	902
Microsoft Corp.
3.30%, 02/06/27	190	195
3.70%, 08/08/46	90	89
Nuance Communications Inc.
1.25%, 04/01/25 (a) (j)	1,114	1,145
ON Semiconductor Corp.
1.63%, 10/15/23 (a) (j) (l)	1,299	1,305
OSI Systems Inc.
1.25%, 09/01/22 (a) (j) (l)	977	951
RealPage Inc.
1.50%, 11/15/22 (a) (j) (l)	1,040	1,126
Rovi Corp.
0.50%, 03/01/20 (a) (j)	894	880
ServiceNow Inc.
0.00%, 11/01/18 (a) (j) (o)	895	1,314
0.00%, 06/01/22 (a) (j) (l) (o)	864	882
Silicon Laboratories Inc.
1.38%, 03/01/22 (a) (j) (l)	864	895
Square Inc.
0.38%, 03/01/22 (a) (j) (l)	433	530
Synaptics Inc.
0.50%, 06/15/22 (a) (j) (l)	864	876
Twitter Inc.
1.00%, 09/15/21 (a) (j)	858	783
Viavi Solutions Inc.
1.00%, 03/01/24 (a) (j) (l)	1,079	1,128
WebMD Health Corp.
1.50%, 12/01/20 (a) (j)	1,501	1,902
2.63%, 06/15/23 (a) (j)	863	844
Zillow Group Inc.
2.00%, 12/01/21 (a) (j) (l)	2,160	2,517
		36,806
Materials 1.4%
AK Steel Corp.
5.00%, 11/15/19 (a) (j)	1,181	1,738
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (l)	1,474	1,548
BHP Billiton Finance USA Ltd.
6.75%, 10/19/75 (k) (l)	200	229
Cemex SAB de CV
3.72%, 03/15/20 (a) (f) (j)	1,200	1,387
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (l)	530	604
Freeport-McMoRan Inc.
2.38%, 03/15/18	110	109
6.63%, 05/01/21	160	163
Glencore Funding LLC
2.88%, 04/16/20 (l)	100	100
Momentive Performance Materials Inc.
3.88%, 10/24/21	2,703	2,677
Norske Skogindustrier ASA
11.75%, 12/15/19, EUR	1,054	1,106
Pretium Resources Inc.
2.25%, 03/15/22 (a) (j)	561	531
Reynolds Group Issuer Inc.
5.75%, 10/15/20	1,090	1,115
RTI International Metals Inc.
1.63%, 10/15/19 (a) (j)	256	273
Solazyme Inc.
0.00%, 10/01/19 (a) (b) (j) (p)	1,514	535
Vale Overseas Ltd.
6.25%, 08/10/26	488	527
Westlake Chemical Corp.
4.63%, 02/15/21	40	41
		12,683
Real Estate 1.0%
American Residential Properties OP LP
3.25%, 11/15/18 (a) (j)	1,266	1,650
Colony NorthStar Inc.
3.88%, 01/15/21 (a) (j)	926	940
Colony Starwood Homes
3.50%, 01/15/22 (a) (j) (l)	1,704	1,826
ESH Hospitality Inc.
5.25%, 05/01/25 (l)	525	543
Howard Hughes Corp.
5.38%, 03/15/25 (l)	892	914
Iron Mountain Inc.
6.00%, 10/01/20 (l)	150	155
New York Mortgage Trust Inc.
6.25%, 01/15/22 (a) (j)	396	395
Starwood Property Trust Inc.
4.38%, 04/01/23 (a) (j)	1,381	1,392
Starwood Waypoint Residential Trust
3.00%, 07/01/19 (a) (j)	1,697	2,002
		9,817
Telecommunication Services 1.1%
CenturyLink Inc.
5.63%, 04/01/25	50	50
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (l)	316	315
Matterhorn Telecom SA
3.25%, 02/01/23, EUR (k)	1,380	1,585
Neptune Finco Corp.
10.13%, 01/15/23 (l)	680	790
Sprint Capital Corp.
8.75%, 03/15/32	1,170	1,473
Sprint Corp.
7.88%, 09/15/23	540	621
Sprint Nextel Corp.
11.50%, 11/15/21	60	77
Telesat Canada
8.88%, 11/15/24 (l)	974	1,094
Verizon Communications Inc.
4.13%, 03/16/27	130	134
5.05%, 03/15/34	110	116
4.86%, 08/21/46	200	200
Virgin Media Finance Plc
6.00%, 10/15/24 (l)	200	212
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (l)	1,190	1,251
4.88%, 01/15/27, GBP	333	446
Zayo Group LLC
6.00%, 04/01/23	991	1,043
5.75%, 01/15/27 (l)	799	837
		10,244
Utilities 0.2%
Calpine Corp.
5.25%, 06/01/26 (l)	100	98

See accompanying Notes to Financial Statements.

117

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Enel Finance International SA
6.00%, 10/07/39 (l)	150	180
FirstEnergy Corp.
3.90%, 07/15/27	180	180
7.38%, 11/15/31	350	461
Kyushu Electric Power Co. Inc.
0.00%, 03/31/20 - 03/31/22, JPY (a) (j) (o)	100,000	968
		1,887
Total Corporate Bonds And Notes (cost $233,333)		241,690
VARIABLE RATE SENIOR LOAN INTERESTS 4.5% (k)
Consumer Discretionary 1.5%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.40%, 02/16/24	2,383	2,377
AMC Entertainment Inc.
Term Loan B, 3.47%, 10/31/23	499	500
Bass Pro Group LLC
Term Loan B, 6.15%, 04/01/24	633	614
Charter Communications Operating LLC
Term Loan I, 3.48%, 01/15/24	1,036	1,040
Cortefiel SA
Extended Term Loan B-1 PIK, 0.00%, 03/21/18, EUR (q)	220	211
Extended Term Loan B-2 PIK, 0.00%, 03/21/18, EUR (q)	240	230
Extended Term Loan B-3 PIK, 0.00%, 03/21/18, EUR (q)	112	107
Term Loan B-3, 0.00%, 03/21/18, EUR (q)	309	296
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	1,217	1,208
HD Supply Inc.
Incremental Term Loan B-2, 3.90%, 10/01/23	567	570
Hilton Worldwide Finance LLC
Term Loan B-2, 3.22%, 10/25/23	923	926
La Quinta Intermediate Holdings LLC
Term Loan B, 3.91%, 02/18/21	1,022	1,025
Laureate Education Inc.
Term Loan B, 5.54%, 04/19/24	549	551
LTF Merger Sub Inc.
Term Loan B, 4.04%, 06/10/22	1,655	1,656
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.48%, 04/15/23	1,037	1,038
Promotora de Informaciones SA
Term Loan 2, 2.60%, 12/13/18, EUR	1,289	1,374
		13,723
Consumer Staples 0.0%
Post Holdings Inc.
Incremental Term Loan, 3.47%, 05/16/24	535	535
Energy 0.3%
Chesapeake Energy Corp.
Term Loan, 8.69%, 08/25/21	151	160
EnQuest Plc
Term Loan, 0.50%, 10/29/21	46	44
Term Loan, 6.05%, 10/29/21	537	520
PIK Term Loan, 6.55%, 10/29/21	146	141
Gavilan Resources LLC
2nd Lien Term Loan, 7.08%, 02/24/24	1,830	1,735
		2,600
Financials 0.5%
Eircom Finco SARL
Term Loan B-6, 3.25%, 05/31/22, EUR	2,260	2,596
KCA Deutag US Finance LLC
Term Loan, 6.92%, 05/15/20	140	125
Nielsen Finance LLC
Term Loan B-4, 3.10%, 10/04/23	1,035	1,036
Telenet Financing LLC
Term Loan AH, 3.00%, 03/31/26, EUR	460	529
		4,286
Health Care 0.5%
Envision Healthcare Corp.
Term Loan B, 4.30%, 11/15/23	1,045	1,049
INC Research LLC
Term Loan B, 0.00%, 06/26/24 (q)	515	516
InVentiv Health Inc.
Term Loan B, 4.95%, 09/29/23	1,035	1,036
Quintiles IMS Inc.
Term Loan B, 3.15%, 03/03/24	889	894
Team Health Holdings Inc.
1st Lien Term Loan, 3.79%, 01/12/24	1,097	1,087
Unilabs Holding AB
Term Loan B-2, 3.00%, 03/21/24, EUR	510	580
		5,162
Industrials 0.1%
KAR Auction Services Inc.
Term Loan B-5, 0.00%, 03/09/23 (q)	840	845
Information Technology 0.7%
Almonde Inc.
1st Lien Term Loan, 4.74%, 05/03/24	632	632
Colorado Buyer Inc.
Term Loan B, 4.17%, 03/15/24	1,108	1,109
2nd Lien Term Loan, 8.42%, 03/14/25	1,064	1,070
First Data Corp.
Term Loan, 3.47%, 07/08/22	1,032	1,030
Go Daddy Operating Co. LLC
Term Loan B, 3.73%, 02/08/22	1,652	1,655
Switch Ltd.
Term Loan B, 0.00%, 06/22/24 (q)	578	581
Veritas US Inc.
Term Loan B-1, 5.69%, 01/27/23	496	497
		6,574
Materials 0.3%
Berry Plastics Group Inc.
Term Loan K, 3.37%, 02/08/20	545	545
Huntsman International LLC
Term Loan B-2, 4.12%, 04/01/23	1,690	1,695
Vertellus Holdings LLC
1st Lien Term Loan, 10.05%, 04/30/18 (c)	393	388
2nd Lien Term Loan, 13.05%, 10/31/21 (c)	235	197
		2,825
Telecommunication Services 0.6%
Intelsat Jackson Holdings SA
Term Loan B-2, 4.00%, 06/30/19	900	892
Level 3 Financing Inc.
Term Loan B, 3.47%, 02/17/24	1,886	1,890
SBA Senior Finance II LLC
Term Loan B-1, 3.48%, 03/24/21	1,049	1,051
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	1,057	1,057
Zayo Group LLC
Term Loan B-2, 3.72%, 01/12/24	758	758
		5,648
Total Variable Rate Senior Loan Interests (cost $41,926)		42,198
GOVERNMENT AND AGENCY OBLIGATIONS 9.2%
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
Series 2013-M2-DN2, 5.47%, 11/25/23 (k)	440	490
Series 2017-B1-DNA2, REMIC, 6.37%, 10/25/29 (k)	680	744
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 4.47%, 02/25/28 (k)	390	407
		1,641
Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 08/15/46 (r)	100	103
Sovereign 3.9%
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,100	202
18.20%, 10/03/21, ARS	8,140	543
16.00%, 10/17/23, ARS	3,270	218
15.50%, 10/17/26, ARS	8,590	586
Argentina Government International Bond
7.13%, 06/28/17 (l)	1,060	962
Argentina POM Politica Monetaria
20.10%, 06/21/20, ARS (k)	6,430	401
Argentina Republic Government International Bond
6.88%, 04/22/21	270	288

See accompanying Notes to Financial Statements.

118

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

5.63%, 01/26/22	390	400
7.50%, 04/22/26	220	236
8.28%, 12/31/33	308	341
7.63%, 04/22/46 (l)	150	154
Australia Government Bond
3.00%, 03/21/47, AUD	2,190	1,526
Brazil Government International Bond
4.25%, 01/07/25	210	206
5.00%, 01/27/45	1,850	1,614
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 - 01/01/23, BRL	4,442	1,335
China Government Bond
3.31%, 11/30/25, CNY	2,000	274
Colombia Government International Bond
5.63%, 02/26/44	820	897
Ecuador Government International Bond
10.75%, 03/28/22 (l)	200	212
9.65%, 12/13/26 (l)	250	251
Indonesia Government Bond
7.00%, 05/15/27, IDR	16,448,000	1,248
Indonesia Treasury Bond
8.38%, 09/15/26 - 03/15/34, IDR	13,049,000	1,054
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	4,200	4,840
5.00%, 09/01/40, EUR	860	1,272
3.25%, 09/01/46, EUR (l)	1,140	1,297
Kuwait International Government Bond
3.50%, 03/20/27 (l)	200	203
Mexico Bonos
7.75%, 11/23/34 - 11/13/42, MXN	110,240	6,427
8.00%, 11/07/47, MXN	21,750	1,306
People's Republic of China
3.38%, 11/21/24, CNH	500	69
3.48%, 06/29/27, CNH	4,000	545
4.29%, 05/22/29, CNH	1,000	145
Poland Government Bond
2.50%, 07/25/27, PLN	4,870	1,216
Provincia de Buenos Aires
7.88%, 06/15/27 (l)	310	320
Republic of Argentina
21.20%, 09/19/18, ARS	1,430	92
Republic of South Africa
10.50%, 12/21/26, ZAR	5,330	452
Russia Government Bond
8.15%, 02/03/27, RUB	219,907	3,881
South Africa Government Bond
6.50%, 02/28/41, ZAR	1,840	98
Turkey Government Bond
10.60%, 02/11/26, TRY	4,140	1,197
Uruguay Government International Bond
9.88%, 06/20/22, UYU (l)	5,980	215
		36,523
Treasury Inflation Indexed Securities 0.4%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/50, BRL (s)	1,001	973
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/25, JPY (t)	80,780	747
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (t)	1,671	1,669
0.88%, 02/15/47 (t)	628	610
		3,999
U.S. Treasury Securities 4.7%
U.S. Treasury Bond
3.75%, 11/15/43	12,730	14,982
3.00%, 11/15/45 - 05/15/47	13,570	14,010
2.88%, 11/15/46	170	171
U.S. Treasury Note
0.75%, 02/28/18 (a)	5,000	4,984
1.75%, 06/30/22	6,390	6,348
2.00%, 05/31/24	2,950	2,925
2.38%, 05/15/27	170	171
		43,591
Total Government And Agency Obligations (cost $84,469)		85,857
OTHER EQUITY INTERESTS 0.0%
Berry Petroleum Co. Escrow (b) (c) (e) (g) (u)	40	—
MPM Escrow LLC (b) (c) (u)	2,164	—
Vertellus Specialties Inc. Bankruptcy Claims (b) (c) (u)	238	—
Total Other Equity Interests (cost $0)		—
INVESTMENT COMPANIES 1.7%
Altaba Inc. (b)	292	15,876
Total Investment Companies (cost $13,604)		15,876
SHORT TERM INVESTMENTS 16.5%
Investment Companies 16.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (v) (w)	154,008	154,008
Securities Lending Collateral 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (w)	353	353
Total Short Term Investments (cost $154,361)		154,361
Total Investments 102.2% (cost $918,875)		957,047
Total Securities Sold Short (12.2)% (proceeds $106,526)		(114,485)
Total Purchased Options 0.1% (cost $773)		890
Other Derivative Instruments (0.3)%		(2,413)
Other Assets and Liabilities, Net 10.2%		94,997
Total Net Assets 100.0%		$936,036

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Shares subject to merger appraisal rights.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or portion of the security was on loan.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) All or a portion of the security is subject to a written call option.

(i) Perpetual security.

(j) Convertible security.

(k) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(l) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $107,963 and 11.5%, respectively.

(m) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(q) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(r) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $103.

(s) Treasury inflation indexed note, par amount is not adjusted for inflation.

(t) Treasury inflation indexed note, par amount is adjusted for inflation.

(u) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

SECURITIES SOLD SHORT (12.2%)
COMMON STOCKS (10.8%)
Consumer Discretionary (1.0%)
Bayerische Motoren Werke AG	(5)	$(481)
Carriage Services Inc.	(24)	(645)
Charter Communications Inc. - Class A	(1)	(263)
Daily Mail & General Trust - Class A	(23)	(202)

See accompanying Notes to Financial Statements.

119

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

DISH Network Corp. - Class A	(39)	(2,450)
Eutelsat Communications Group SA	(9)	(238)
Expedia Inc.	(5)	(747)
Horizon Global Corp.	(31)	(449)
LGI Homes Inc.	(9)	(380)
Liberty SiriusXM Group - Class A	(22)	(936)
SES SA - FDR	(10)	(234)
Shutterfly Inc.	(1)	(39)
Taylor Wimpey Plc	(108)	(250)
Tesla Inc.	(3)	(925)
Time Warner Inc.	(1)	(107)
World Wrestling Entertainment Inc. - Class A	(32)	(644)
WPP Plc	(22)	(463)
		(9,453)
Consumer Staples (0.3%)
British American Tobacco Plc - ADR	(23)	(1,572)
Herbalife Ltd.	(5)	(373)
Marine Harvest ASA	(14)	(242)
Molson Coors Brewing Co. - Class B	(2)	(160)
Snyders-Lance Inc.	(20)	(716)
		(3,063)
Energy (0.6%)
Aegean Marine Petroleum Network Inc.	(82)	(480)
Delek US Holdings Inc.	(8)	(214)
Ensco Plc - Class A	(38)	(196)
EQT Corp.	(18)	(1,067)
Golar LNG Ltd.	(12)	(270)
Green Plains Renewable Energy Inc.	(108)	(2,223)
Idemitsu Kosan Co. Ltd.	(4)	(127)
Nabors Industries Ltd.	(18)	(144)
Neste Oil Oyj	(8)	(335)
Oasis Petroleum Inc.	(22)	(179)
Pembina Pipeline Corp.	(4)	(139)
SBM Offshore NV	(16)	(252)
		(5,626)
Financials (0.5%)
AmTrust Financial Services Inc.	(15)	(223)
Australia & New Zealand Banking Group Ltd.	(4)	(96)
Banco Bilbao Vizcaya Argentaria SA	(61)	(507)
Bendigo and Adelaide Bank Ltd.	(11)	(90)
Cowen Inc. - Class A	(21)	(333)
Element Financial Corp.	(42)	(289)
Encore Capital Group Inc.	(32)	(1,266)
Ezcorp Inc. - Class A	(43)	(327)
HCI Group Inc.	(4)	(194)
Hercules Capital Inc.	(4)	(52)
LendingTree Inc.	(2)	(419)
PRA Group Inc.	(13)	(508)
Virtus Investment Partners Inc.	(6)	(613)
		(4,917)
Health Care (2.0%)
Allscripts-Misys Healthcare Solutions Inc.	(21)	(264)
AMAG Pharmaceuticals Inc.	(39)	(724)
Amicus Therapeutics Inc.	(189)	(1,906)
Becton Dickinson & Co.	(17)	(3,350)
BioMarin Pharmaceutical Inc.	(4)	(394)
Clovis Oncology Inc.	(15)	(1,364)
Dermira Inc.	(12)	(354)
DexCom Inc.	(8)	(574)
Elekta AB - Class B	(21)	(201)
Emergent BioSolutions Inc.	(30)	(1,026)
Flexion Therapeutics Inc.	(22)	(449)
Innoviva Inc.	(18)	(231)
Insulet Corp.	(12)	(605)
Intercept Pharmaceuticals Inc.	(3)	(391)
Invacare Corp.	(14)	(183)
Medicines Co.	(17)	(631)
Mediclinic International Plc	(19)	(188)
Neurocrine Biosciences Inc.	(15)	(668)
Nipro Corp.	(17)	(222)
Pacira Pharmaceuticals Inc.	(7)	(318)
PDL BioPharma Inc.	(207)	(511)
PTC Therapeutics Inc.	(10)	(177)
Quidel Corp.	(23)	(631)
Sucampo Pharmaceuticals Inc. - Class A	(50)	(530)
Teladoc Inc.	(20)	(706)
Wright Medical Group NV	(69)	(1,895)
		(18,493)
Industrials (0.8%)
Aerojet Rocketdyne Holdings Inc.	(45)	(934)
Airbus SE	(6)	(483)
Arconic Inc.	(3)	(72)
Atlas Air Worldwide Holdings Inc.	(14)	(710)
Boeing Co.	(3)	(534)
Eiffage SA	(5)	(477)
Galiform Plc	(45)	(241)
Greenbrier Cos. Inc.	(10)	(448)
Groupe Eurotunnel SE	(17)	(182)
Kaman Corp.	(5)	(269)
Keyw Holding Corp.	(32)	(296)
Kone Oyj - Class B	(9)	(484)
Mirait Holdings Corp.	(12)	(129)
Navistar International Corp.	(9)	(233)
Pitney Bowes Inc.	(3)	(48)
Vestas Wind Systems A/S	(8)	(781)
Vinci SA	(6)	(480)
Weir Group Plc	(22)	(507)
WW Grainger Inc.	(1)	(139)
		(7,447)
Information Technology (4.0%)
Alibaba Group Holding Ltd. - ADS	(98)	(13,907)
Blackhawk Network Holdings Inc.	(13)	(559)
Bottomline Technologies Inc.	(5)	(134)
BroadSoft Inc.	(21)	(887)
CalAmp Corp.	(8)	(162)
Carbonite Inc.	(28)	(615)
Citrix Systems Inc.	(8)	(655)
Cornerstone OnDemand Inc.	(1)	(46)
CSG Systems International Inc.	(4)	(180)
Cypress Semiconductor Corp.	(41)	(554)
HubSpot Inc.	(5)	(359)
Ingenico	(2)	(194)
Inphi Corp.	(8)	(274)
InterDigital Inc.	(8)	(625)
Knowles Corp.	(52)	(877)
Microchip Technology Inc.	(35)	(2,689)
Nuance Communications Inc.	(35)	(612)
ON Semiconductor Corp.	(36)	(511)
OSI Systems Inc.	(5)	(364)
RealPage Inc.	(15)	(551)
ServiceNow Inc.	(13)	(1,348)
Silicon Laboratories Inc.	(5)	(318)
Square Inc. - Class A	(13)	(310)
Synaptics Inc.	(6)	(316)
Tencent Holdings Ltd.	(205)	(7,329)
TiVo Corp.	(5)	(100)
Viavi Solutions Inc.	(47)	(498)
WebMD Health Corp.	(16)	(963)
Yahoo! Japan Corp.	(60)	(261)
Zillow Group Inc. - Class C	(24)	(1,152)
		(37,350)
Materials (0.3%)
AK Steel Holding Corp.	(153)	(1,006)
Cemex SAB de CV - ADR	(43)	(404)
Givaudan SA	—	(483)
Pretium Resources Inc.	(20)	(192)
Symrise AG	(5)	(343)
TerraVia Holdings Inc.	(140)	(33)
		(2,461)
Real Estate (0.8%)
American Homes For Rent - Class A	(58)	(1,317)
Care Capital Properties Inc.	—	(3)
Colony NorthStar Inc. - Class A	(14)	(191)
Colony Starwood Homes	(68)	(2,319)
Forest City Realty Trust Inc. - Class A	(57)	(1,382)
IMMOFINANZ AG	(74)	(170)
New York Mortgage Trust Inc.	(19)	(119)
Pennsylvania REIT	(5)	(54)

See accompanying Notes to Financial Statements.

120

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Redwood Trust Inc.	(19)	(323)
RLJ Lodging Trust	(52)	(1,036)
Starwood Property Trust Inc.	(6)	(129)
Unibail-Rodamco SE	(1)	(240)
Ventas Inc.	—	(34)
		(7,317)
Telecommunication Services (0.4%)
AT&T Inc.	(15)	(553)
CenturyLink Inc.	(120)	(2,868)
KDDI Corp.	(18)	(488)
		(3,909)
Utilities (0.1%)
CLP Holdings Ltd.	(46)	(487)
Drax Group Plc	(53)	(227)
Kyushu Electric Power Co. Inc.	(24)	(293)
National Grid Plc	(35)	(437)
		(1,444)
Total Common Stocks (proceeds $93,605)		(101,480)
INVESTMENT COMPANIES (1.4%)
iShares 7-10 Year Treasury Bond Fund ETF	(33)	(3,562)
iShares Dow Jones US Utilities Sector Index Fund	(18)	(2,387)
iShares MSCI Emerging Markets ETF	(62)	(2,558)
iShares Russell 2000 ETF	(7)	(1,040)
SPDR S&P 500 ETF Trust	(14)	(3,458)
Total Investment Companies (proceeds $12,921)		(13,005)
Total Securities Sold Short (12.2%) (proceeds $106,526)		$(114,485)

JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 98.0%
Consumer Discretionary 9.7%
Advance Auto Parts Inc.	47	$5,480
AutoNation Inc. (a)	56	2,374
BorgWarner Inc.	108	4,566
CBS Corp. - Class B	67	4,299
Core-Mark Holding Co. Inc.	82	2,711
Delphi Automotive Plc	29	2,542
Foot Locker Inc.	64	3,154
Goodyear Tire & Rubber Co.	117	4,090
HanesBrands Inc.	191	4,424
Hasbro Inc.	33	3,680
Interpublic Group of Cos. Inc.	178	4,388
John Wiley & Sons Inc. - Class A	107	5,644
Live Nation Inc. (a)	112	3,903
NVR Inc. (a)	1	2,652
Ross Stores Inc.	55	3,175
Sally Beauty Holdings Inc. (a)	265	5,366
Service Corp. International	125	4,181
Signet Jewelers Ltd. (b)	32	2,024
Sinclair Broadcast Group Inc. - Class A	98	3,224
Tegna Inc.	259	3,729
Tiffany & Co.	50	4,679
VF Corp.	85	4,884
Whirlpool Corp.	13	2,491
		87,660
Consumer Staples 8.0%
Archer-Daniels-Midland Co.	169	6,996
Blue Buffalo Pet Products Inc. (a)	238	5,429
Casey's General Stores Inc.	34	3,642
Flowers Foods Inc.	422	7,307
Hormel Foods Corp.	201	6,856
Ingredion Inc.	19	2,301
JM Smucker Co.	53	6,331
McCormick & Co. Inc.	15	1,424
Molson Coors Brewing Co. - Class B	52	4,447
Snyders-Lance Inc.	191	6,619
Sysco Corp.	77	3,899
TreeHouse Foods Inc. (a)	105	8,577
Whole Foods Market Inc.	197	8,296
		72,124
Energy 4.2%
Cimarex Energy Co.	33	3,102
Core Laboratories NV (b)	74	7,494
Denbury Resources Inc. (a)	373	571
Devon Energy Corp.	96	3,063
Dril-Quip Inc. (a)	50	2,440
Energen Corp. (a)	86	4,224
Newfield Exploration Co. (a)	89	2,533
Parsley Energy Inc. - Class A (a)	294	8,167
PDC Energy Inc. (a)	79	3,385
Superior Energy Services Inc. (a)	291	3,034
		38,013
Financials 15.6%
Affiliated Managers Group Inc.	25	4,146
Aflac Inc.	82	6,343
Alleghany Corp. (a)	10	5,755
Allied World Assurance Co. Holdings Ltd.	169	8,924
Allstate Corp.	72	6,359
American Financial Group Inc.	45	4,466
Arch Capital Group Ltd. (a)	46	4,291
Arthur J Gallagher & Co.	208	11,931
Citizens Financial Group Inc.	169	6,023
Commerce Bancshares Inc.	80	4,575
Cullen/Frost Bankers Inc.	63	5,963
E*TRADE Financial Corp. (a)	125	4,769
Fidelity National Financial Inc.	113	5,084
First Republic Bank	40	4,004
Hartford Financial Services Group Inc.	107	5,625
Lazard Ltd. - Class A	96	4,448
Markel Corp. (a)	4	3,999
Marsh & McLennan Cos. Inc.	39	3,013
Morningstar Inc.	27	2,115
Northern Trust Corp.	92	8,992
Prosperity Bancshares Inc.	67	4,336
Signature Bank (a)	34	4,880
SunTrust Banks Inc.	113	6,387
SVB Financial Group (a)	13	2,197
Synchrony Financial	130	3,877
Western Alliance Bancorp (a)	75	3,690
WR Berkley Corp.	74	5,126
		141,318
Health Care 15.6%
Abiomed Inc. (a)	21	2,938
Agilent Technologies Inc.	50	2,951
Alexion Pharmaceuticals Inc. (a)	31	3,772
Align Technology Inc. (a)	54	8,031
AmerisourceBergen Corp.	57	5,388
BioMarin Pharmaceutical Inc. (a)	45	4,087
Catalent Inc. (a)	63	2,229
Cooper Cos. Inc.	35	8,260
CR Bard Inc.	24	7,429
DENTSPLY SIRONA Inc.	192	12,482
HCA Healthcare Inc. (a)	53	4,630
Henry Schein Inc. (a)	28	5,125
Hologic Inc. (a)	108	4,897
Integra LifeSciences Holdings Corp. (a)	144	7,849
Laboratory Corp. of America Holdings (a)	56	8,632
Medidata Solutions Inc. (a)	49	3,793
MEDNAX Inc. (a)	134	8,090
NuVasive Inc. (a)	73	5,615
PAREXEL International Corp. (a)	55	4,780
PerkinElmer Inc.	50	3,378
Premier Inc. - Class A (a)	100	3,600
Quest Diagnostics Inc.	41	4,599
Steris Plc	96	7,865
Vertex Pharmaceuticals Inc. (a)	37	4,768
Waters Corp. (a)	33	6,012
		141,200
Industrials 16.2%
Acuity Brands Inc.	18	3,659
AGCO Corp.	71	4,771
Air Lease Corp. - Class A	99	3,699
Alaska Air Group Inc.	52	4,668
Allison Transmission Holdings Inc.	104	3,901
AMETEK Inc.	183	11,115
Ardagh Group SA - Class A	155	3,505
Dover Corp.	92	7,356
Fastenal Co.	62	2,721

See accompanying Notes to Financial Statements.

121

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Hubbell Inc.	26	2,964
IDEX Corp.	51	5,741
Ingersoll-Rand Plc	45	4,116
Jacobs Engineering Group Inc.	71	3,875
Masonite International Corp. (a)	37	2,794
Nordson Corp.	13	1,541
Old Dominion Freight Line Inc.	42	3,966
Owens Corning Inc.	59	3,966
PACCAR Inc.	71	4,722
Parker Hannifin Corp.	19	3,011
Quanta Services Inc. (a)	169	5,554
Republic Services Inc.	61	3,901
Ritchie Bros. Auctioneers Inc.	139	3,992
Rockwell Automation Inc.	94	15,062
Rockwell Collins Inc.	38	3,993
Stericycle Inc. (a)	62	4,732
Teledyne Technologies Inc. (a)	28	3,574
Textron Inc.	100	4,691
Verisk Analytics Inc. (a)	35	2,953
Wabtec Corp. (b)	78	7,183
WW Grainger Inc.	28	5,073
Xylem Inc.	66	3,684
		146,483
Information Technology 17.4%
Akamai Technologies Inc. (a)	68	3,387
Alliance Data Systems Corp.	10	2,567
Amdocs Ltd.	74	4,770
Ansys Inc. (a)	40	4,867
ARRIS International Plc (a)	122	3,421
Aspen Technology Inc. (a)	65	3,592
Autodesk Inc. (a)	36	3,630
Avnet Inc.	35	1,358
Blackbaud Inc.	61	5,274
CDW Corp.	95	5,940
Check Point Software Technologies Ltd. (a)	41	4,472
DXC Technology Co.	58	4,417
Electronics for Imaging Inc. (a)	87	4,122
Fidelity National Information Services Inc.	59	5,076
Flextronics International Ltd. (a)	312	5,083
Fortinet Inc. (a)	90	3,388
Guidewire Software Inc. (a)	72	4,947
Harris Corp.	30	3,272
Hewlett Packard Enterprise Co.	273	4,532
IPG Photonics Corp. (a)	32	4,643
Keysight Technologies Inc. (a)	99	3,870
KLA-Tencor Corp.	21	1,946
LogMeIn Inc.	17	1,777
MAXIMUS Inc.	65	4,042
Motorola Solutions Inc.	60	5,173
Palo Alto Networks Inc. (a)	75	10,035
Red Hat Inc. (a)	85	8,187
Seagate Technology	42	1,628
Skyworks Solutions Inc.	29	2,744
Splunk Inc. (a)	102	5,791
Synopsys Inc. (a)	87	6,323
Tableau Software Inc. - Class A (a)	99	6,096
WEX Inc. (a)	70	7,299
Workday Inc. - Class A (a)	62	6,062
Xilinx Inc.	61	3,924
		157,655
Materials 5.4%
AptarGroup Inc.	173	15,059
Avery Dennison Corp.	51	4,469
Berry Global Group Inc. (a)	80	4,561
Celanese Corp. - Class A	54	5,098
Crown Holdings Inc. (a)	169	10,072
International Flavors & Fragrances Inc.	29	3,831
Reliance Steel & Aluminum Co.	75	5,487
		48,577
Real Estate 3.3%
Alexandria Real Estate Equities Inc.	43	5,180
Jones Lang LaSalle Inc.	25	3,125
Lamar Advertising Co. - Class A (b)	65	4,782
Liberty Property Trust	71	2,890
National Retail Properties Inc.	105	4,123
Starwood Property Trust Inc.	225	5,038
Vornado Realty Trust	46	4,319
		29,457
Utilities 2.6%
Alliant Energy Corp.	75	3,004
Ameren Corp.	67	3,663
Atmos Energy Corp.	31	2,536
DTE Energy Co.	36	3,854
Eversource Energy	75	4,553
Portland General Electric Co.	57	2,604
Xcel Energy Inc.	80	3,659
		23,873
Total Common Stocks (cost $802,290)		886,360
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	26,332	26,332
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	3,625	3,625
Total Short Term Investments (cost $29,957)		29,957
Total Investments 101.3% (cost $832,247)		916,317
Other Assets and Liabilities, Net (1.3)%		(11,693)
Total Net Assets 100.0%		$904,624

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.4%
Consumer Discretionary 15.3%
Asbury Automotive Group Inc. (a)	16	$922
Big Lots Inc. (b)	38	1,846
Bloomin' Brands Inc.	118	2,501
Blue Apron Holdings Inc. - Class A (a)	166	1,551
Bob Evans Farms Inc.	100	7,190
Boyd Gaming Corp.	43	1,071
Bridgepoint Education Inc. (a)	48	703
Bright Horizons Family Solutions Inc. (a)	55	4,232
Brunswick Corp.	87	5,431
Burlington Stores Inc. (a)	47	4,302
Camping World Holdings Inc. - Class A	146	4,501
Canada Goose Holdings Inc. (a)	84	1,665
Chegg Inc. (a) (b)	181	2,224
Childrens Place Retail Stores Inc.	17	1,767
Chuy's Holdings Inc. (a)	18	421
Cooper-Standard Holding Inc. (a)	5	471
Dave & Buster's Entertainment Inc. (a)	188	12,540
Dunkin' Brands Group Inc.	113	6,237
Extended Stay America Inc. - Class B	118	2,281
Five Below Inc. (a)	170	8,379
Grand Canyon Education Inc. (a)	179	13,985
Hasbro Inc.	60	6,721
Hilton Grand Vacations Inc. (a)	98	3,527
Hooker Furniture Corp.	4	165
IMAX Corp. (a)	383	8,420
Intrawest Resorts Holdings Inc. (a)	20	482
iRobot Corp. (a)	6	530
Kona Grill Inc. (a) (b)	65	239
Laureate Education Inc. - Class A (a)	111	1,953
LCI Industries	35	3,599
Lithia Motors Inc. - Class A	46	4,324
Lululemon Athletica Inc. (a)	71	4,213
M/I Homes Inc. (a)	5	142
Malibu Boats Inc. - Class A (a)	54	1,409
Marine Products Corp.	22	340
MCBC Holdings Inc. (a)	36	697
Modine Manufacturing Co. (a)	196	3,236
MSG Networks Inc. - Class A (a)	24	533
Murphy USA Inc. (a)	63	4,662
NexStar Media Group Inc. - Class A	160	9,577

See accompanying Notes to Financial Statements.

122

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

NutriSystem Inc.	38	1,992
Ollie's Bargain Outlet Holdings Inc. (a)	88	3,740
Papa John's International Inc.	33	2,358
Pinnacle Entertainment Inc. (a)	38	748
Planet Fitness Inc. - Class A	291	6,794
Pool Corp.	7	809
Red Rock Resorts Inc. - Class A	201	4,745
Ruth's Hospitality Group Inc.	35	752
Select Comfort Corp. (a)	21	748
Sinclair Broadcast Group Inc. - Class A	181	5,939
Six Flags Entertainment Corp.	126	7,525
SodaStream International Ltd. (a)	142	7,581
Steven Madden Ltd. (a)	109	4,348
Strayer Education Inc.	63	5,882
Taylor Morrison Home Corp. - Class A (a)	75	1,796
Tenneco Inc.	96	5,527
Texas Roadhouse Inc.	38	1,931
Vail Resorts Inc.	57	11,590
Visteon Corp. (a)	24	2,423
Wayfair Inc. - Class A (a) (b)	6	465
Weight Watchers International Inc. (a)	13	436
Wendy's Co.	288	4,467
Wolverine World Wide Inc.	18	500
		222,085
Consumer Staples 2.0%
Calavo Growers Inc. (b)	61	4,237
Central Garden & Pet Co. - Class A (a)	21	643
Freshpet Inc. (a) (b)	139	2,315
Hostess Brands Inc. - Class A (a)	388	6,244
J&J Snack Foods Corp.	8	1,086
John B. Sanfilippo & Son Inc.	5	293
Medifast Inc.	16	680
National Beverage Corp.	16	1,455
Nomad Holdings Ltd. (a)	274	3,863
Performance Food Group Co. (a)	21	569
Pinnacle Foods Inc.	120	7,125
		28,510
Energy 0.9%
Carrizo Oil & Gas Inc. (a)	208	3,627
Delek US Holdings Inc.	9	236
Diamondback Energy Inc. (a)	72	6,426
Evolution Petroleum Corp.	25	206
McDermott International Inc. (a)	65	465
Renewable Energy Group Inc. (a)	35	449
Sanchez Energy Corp. (a) (b)	10	72
US Silica Holdings Inc.	39	1,379
W&T Offshore Inc. (a)	165	324
		13,184
Financials 6.2%
Affiliated Managers Group Inc.	26	4,246
Artisan Partners Asset Management Inc. - Class A	31	939
Bank of NT Butterfield & Son Ltd.	4	130
Carolina Financial Corp.	7	235
Chemical Financial Corp.	25	1,220
East West Bancorp Inc.	95	5,577
Enova International Inc. (a)	14	212
Evercore Partners Inc. - Class A	77	5,436
First Connecticut Bancorp Inc.	10	268
Gladstone Commercial Corp.	6	131
Hancock Holding Co.	34	1,642
Hersha Hospitality Trust	72	1,324
Home Bancorp Inc.	4	180
Home Bancshares Inc.	204	5,069
iStar Inc. (a)	75	909
Kinsale Capital Group Inc.	44	1,623
LendingTree Inc. (a) (b)	95	16,231
MarketAxess Holdings Inc.	31	6,276
Meta Financial Group Inc.	18	1,584
Pacific Premier Bancorp Inc. (a)	40	1,465
Pinnacle Financial Partners Inc.	106	6,653
Primerica Inc.	26	1,956
Safeguard Scientifics Inc. (a)	229	2,726
ServisFirst Bancshares Inc.	36	1,321
Texas Capital Bancshares Inc. (a)	29	2,239
Third Point Reinsurance Ltd. (a)	85	1,188
Universal Insurance Holdings Inc. (b)	57	1,441
Walker & Dunlop Inc. (a)	76	3,732
Webster Financial Corp.	44	2,304
Western Alliance Bancorp (a)	247	12,135
		90,392
Health Care 22.2%
Abiomed Inc. (a)	34	4,901
Acceleron Pharma Inc. (a)	88	2,660
Aerie Pharmaceuticals Inc. (a)	4	185
Agenus Inc. (a)	192	750
Align Technology Inc. (a)	41	6,206
Alkermes Plc (a)	220	12,728
Amedisys Inc. (a)	80	5,049
Amicus Therapeutics Inc. (a) (b)	444	4,471
ANI Pharmaceuticals Inc. (a)	19	908
Array BioPharma Inc. (a)	54	451
AtriCure Inc. (a)	146	3,550
Bio-Rad Laboratories Inc. - Class A (a)	21	4,775
Biospecifics Technologies Corp. (a)	12	588
Bluebird Bio Inc. (a)	53	5,596
Blueprint Medicines Corp. (a)	62	3,120
Calithera Biosciences Inc. (a) (b)	17	249
Cardiovascular Systems Inc. (a)	157	5,080
Catalent Inc. (a)	72	2,529
Celyad SA - ADR (a) (b)	39	1,635
Chemed Corp.	17	3,478
ChemoCentryx Inc. (a)	29	273
Clovis Oncology Inc. (a)	38	3,557
Conmed Corp.	51	2,618
Cooper Cos. Inc.	12	2,796
Corcept Therapeutics Inc. (a)	72	849
CRISPR Therapeutics AG (a) (b)	87	1,396
Cross Country Healthcare Inc. (a)	270	3,489
Eagle Pharmaceuticals Inc. (a) (b)	183	14,442
Editas Medicine Inc. (a) (b)	113	1,898
Enanta Pharmaceuticals Inc. (a)	78	2,823
Ensign Group Inc.	39	840
Exact Sciences Corp. (a)	255	9,007
Exelixis Inc. (a)	44	1,075
Five Prime Therapeutics Inc. (a)	71	2,144
GW Pharmaceuticals Plc - ADS (a) (b)	34	3,358
Halozyme Therapeutics Inc. (a)	157	2,010
HealthEquity Inc. (a)	160	7,995
HMS Holdings Corp. (a)	21	381
Hologic Inc. (a)	110	4,975
ICU Medical Inc. (a)	1	250
Ignyta Inc. (a) (b)	358	3,709
Immune Design Corp. (a) (b)	199	1,944
Immunogen Inc. (a) (b)	91	647
Immunomedics Inc. (a) (b)	53	471
Innoviva Inc. (a)	156	1,995
Inogen Inc. (a)	14	1,313
Integra LifeSciences Holdings Corp. (a)	214	11,676
Intellia Therapeutics Inc. (a)	134	2,144
Invacare Corp.	407	5,366
Iovance Biotherapeutics Inc. (a)	265	1,951
iRhythm Technologies Inc. (a)	23	971
Ironwood Pharmaceuticals Inc. - Class A (a)	266	5,016
Keryx Biopharmaceuticals Inc. (a) (b)	273	1,974
Kite Pharma Inc. (a) (b)	45	4,676
LHC Group Inc. (a)	51	3,478
Ligand Pharmaceuticals Inc. (a) (b)	156	18,933
Loxo Oncology Inc. (a)	85	6,834
Magellan Health Services Inc. (a)	22	1,628
Masimo Corp. (a)	28	2,593
Medicines Co. (a)	25	946
Molina Healthcare Inc. (a)	28	1,916
Nektar Therapeutics (a)	210	4,110
NeoGenomics Inc. (a)	494	4,425
Neurocrine Biosciences Inc. (a) (b)	33	1,520
Nevro Corp. (a) (b)	42	3,137
Novavax Inc. (a)	333	383
Novocure Ltd. (a) (b)	65	1,119
NuVasive Inc. (a)	198	15,233
NxStage Medical Inc. (a)	127	3,183
Omeros Corp. (a) (b)	39	785

See accompanying Notes to Financial Statements.

123

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OraSure Technologies Inc. (a)	73	1,259
Oxford Immunotec Global Plc (a)	231	3,892
Pacira Pharmaceuticals Inc. (a)	106	5,078
Paratek Pharmaceuticals Inc. (a)	26	616
Phibro Animal Health Corp. - Class A	13	495
Portola Pharmaceuticals Inc. (a)	6	317
PRA Health Sciences Inc. (a)	7	561
Prestige Brands Holdings Inc. (a)	31	1,646
PTC Therapeutics Inc. (a)	31	571
Quidel Corp. (a)	69	1,882
Radius Health Inc. (a) (b)	89	4,041
Sage Therapeutics Inc. (a)	47	3,705
Sangamo Therapeutics Inc. (a)	314	2,762
Spark Therapeutics Inc. (a)	44	2,621
Spectranetics Corp. (a)	99	3,783
Supernus Pharmaceuticals Inc. (a)	136	5,857
Tactile Systems Technology Inc. (a) (b)	41	1,178
TESARO Inc. (a)	12	1,566
Tivity Health Inc. (a)	28	1,133
Ultragenyx Pharmaceutical Inc. (a)	47	2,934
Veeva Systems Inc. - Class A (a)	173	10,599
Vital Therapies Inc. (a) (b)	439	1,274
WellCare Health Plans Inc. (a)	32	5,661
West Pharmaceutical Services Inc.	68	6,408
Wright Medical Group NV (a)	120	3,289
		322,289
Industrials 15.1%
Alamo Group Inc.	8	710
Alaska Air Group Inc.	34	3,019
Albany International Corp. - Class A	112	5,961
American Woodmark Corp. (a)	10	918
Apogee Enterprises Inc.	115	6,509
Applied Industrial Technologies Inc.	26	1,520
Argan Inc.	31	1,851
Avis Budget Group Inc. (a)	23	618
Axon Enterprise Inc. (a) (b)	179	4,511
Azul SA - ADR (a)	197	4,156
Barrett Business Services Inc.	3	172
Beacon Roofing Supply Inc. (a)	244	11,969
Brady Corp. - Class A	36	1,228
Brink's Co.	22	1,466
BWX Technologies Inc.	67	3,261
CAI International Inc. (a)	23	543
DMC Global Inc.	60	787
Douglas Dynamics Inc.	138	4,555
DXP Enterprises Inc. (a)	15	514
Dycom Industries Inc. (a)	19	1,726
Echo Global Logistics Inc. (a)	144	2,859
Ennis Inc.	13	247
Esterline Technologies Corp. (a)	5	500
Fortune Brands Home & Security Inc.	94	6,132
Generac Holdings Inc. (a)	23	830
General Cable Corp.	12	196
H&E Equipment Services Inc.	178	3,636
Harsco Corp. (a)	33	533
Hawaiian Holdings Inc. (a)	40	1,876
Healthcare Services Group Inc.	35	1,621
HEICO Corp. - Class A	193	11,945
Herc Holdings Inc. (a)	94	3,698
Hexcel Corp.	210	11,105
Hillenbrand Inc.	77	2,792
InnerWorkings Inc. (a)	352	4,080
Insperity Inc.	7	527
JELD-WEN Holding Inc. (a)	115	3,734
JetBlue Airways Corp. (a)	280	6,391
John Bean Technologies Corp.	51	5,032
Kaman Corp.	69	3,442
Kennametal Inc.	24	893
Kforce Inc.	19	378
Kimball International Inc. - Class B	15	256
Knight Transportation Inc.	85	3,168
Kornit Digital Ltd. (a) (b)	263	5,081
Lawson Products Inc. (a)	158	3,496
MasTec Inc. (a)	41	1,856
Middleby Corp. (a)	22	2,628
MRC Global Inc. (a)	46	767
MSA Safety Inc.	13	1,066
MSC Industrial Direct Co. - Class A	110	9,419
NN Inc.	62	1,698
Primoris Services Corp.	20	500
Quad/Graphics Inc. - Class A	44	999
RBC Bearings Inc. (a)	42	4,290
Rexnord Corp. (a)	85	1,983
Ritchie Bros. Auctioneers Inc.	262	7,516
Rush Enterprises Inc. - Class A (a)	110	4,112
SiteOne Landscape Supply Inc. (a)	104	5,407
SPX Corp. (a)	14	359
Steelcase Inc. - Class A	19	269
Swift Transporation Co. - Class A (a)	9	236
Tennant Co.	44	3,257
Titan Machinery Inc. (a)	206	3,701
TransUnion LLC (a)	80	3,483
Trex Co. Inc. (a)	20	1,369
TriNet Group Inc. (a)	75	2,445
Triton International Ltd. - Class A	27	891
Tutor Perini Corp. (a)	20	567
Vectrus Inc. (a)	29	927
Wabash National Corp.	99	2,178
WageWorks Inc. (a)	147	9,890
Welbilt Inc. (a)	228	4,297
XPO Logistics Inc. (a)	55	3,573
		220,125
Information Technology 30.6%
2U Inc. (a)	209	9,818
3D Systems Corp. (a) (b)	44	822
8x8 Inc. (a)	143	2,080
Advanced Energy Industries Inc. (a)	83	5,354
Aerohive Networks Inc. (a) (b)	408	2,038
Alpha & Omega Semiconductor Ltd. (a)	4	73
Amber Road Inc. (a)	515	4,415
Appfolio Inc. - Class A (a)	14	463
Appian Corp. - Class A (a) (b)	46	827
Applied Optoelectronics Inc. (a) (b)	18	1,134
Aspen Technology Inc. (a)	21	1,145
Belden Inc.	51	3,856
Black Knight Financial Services Inc. - Class A (a)	409	16,736
Blucora Inc. (a)	52	1,101
Brooks Automation Inc.	222	4,815
Care.com Inc. (a)	229	3,457
Cavium Inc. (a)	209	13,010
CEVA Inc. (a)	40	1,800
ChannelAdvisor Corp. (a)	30	348
Ciena Corp. (a)	69	1,738
Cirrus Logic Inc. (a)	34	2,129
Coherent Inc. (a)	12	2,599
CommVault Systems Inc. (a)	21	1,200
Cornerstone OnDemand Inc. (a)	63	2,236
CoStar Group Inc. (a)	50	13,142
Cree Inc. (a)	14	334
Cypress Semiconductor Corp.	648	8,850
Ebix Inc. (b)	23	1,241
Ellie Mae Inc. (a)	15	1,624
Emcore Corp.	20	210
ePlus Inc. (a)	35	2,568
Euronet Worldwide Inc. (a)	194	16,962
EVERTEC Inc.	32	559
Extreme Networks (a)	307	2,831
Fair Isaac Corp.	61	8,501
Five9 Inc. (a)	17	373
Gigamon Inc. (a)	54	2,105
GoDaddy Inc. - Class A (a)	169	7,178
GTT Communications Inc. (a)	206	6,519
HubSpot Inc. (a)	75	4,869
Imperva Inc. (a)	58	2,809
Impinj Inc. (a) (b)	97	4,718
Instructure Inc. (a)	85	2,496
InterDigital Inc.	13	988
InterXion Holding NV (a)	297	13,618
Itron Inc. (a)	34	2,284
j2 Global Inc.	51	4,359
Limelight Networks Inc. (a)	118	342
Liquidity Services Inc. (a)	142	902

See accompanying Notes to Financial Statements.

124

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Littelfuse Inc.	65	10,781
LivePerson Inc. (a)	882	9,702
LogMeIn Inc.	147	15,363
Lumentum Holdings Inc. (a)	139	7,963
M/A-COM Technology Solutions Holdings Inc. (a)	75	4,209
Methode Electronics Inc.	19	794
Microsemi Corp. (a)	84	3,965
Mimecast Ltd. (a)	188	5,039
MINDBODY Inc. - Class A (a)	287	7,793
MKS Instruments Inc.	37	2,466
MobileIron Inc. (a)	14	87
Monolithic Power Systems Inc.	135	12,982
Monotype Imaging Holdings Inc.	87	1,597
NCI Inc. - Class A (a)	4	80
Orbotech Ltd. (a)	110	3,604
OSI Systems Inc. (a)	48	3,611
Paycom Software Inc. (a)	131	8,926
Paylocity Holding Corp. (a)	74	3,333
PDF Solutions Inc. (a)	219	3,601
Pegasystems Inc.	10	591
Perficient Inc. (a)	83	1,540
Plantronics Inc.	7	389
Power Integrations Inc.	36	2,628
Progress Software Corp.	21	658
Proofpoint Inc. (a)	132	11,491
PROS Holdings Inc. (a)	90	2,458
Qualys Inc. (a)	38	1,546
Rapid7 Inc. (a)	85	1,436
RealPage Inc. (a)	101	3,621
RingCentral Inc. - Class A (a)	384	14,030
Rudolph Technologies Inc. (a)	137	3,131
Science Applications International Corp.	34	2,341
Shopify Inc. - Class A (a)	28	2,407
SPS Commerce Inc. (a)	86	5,500
Square Inc. - Class A (a)	176	4,121
Stamps.com Inc. (a) (b)	19	2,867
Super Micro Computer Inc. (a)	49	1,197
Synaptics Inc. (a)	17	879
Take-Two Interactive Software Inc. (a)	113	8,323
Tech Data Corp. (a)	8	828
Tower Semiconductor Ltd. (a)	387	9,232
Trimble Inc. (a)	117	4,163
Trivago NV - Class A - ADS (a) (b)	81	1,921
TrueCar Inc. (a)	17	336
TTM Technologies Inc. (a)	49	850
Tyler Technologies Inc. (a)	13	2,323
Ultimate Software Group Inc. (a)	74	15,537
Ultra Clean Holdings Inc. (a)	57	1,072
Vantiv Inc. - Class A (a)	33	2,113
Varonis Systems Inc. (a)	75	2,788
Viavi Solutions Inc. (a)	559	5,886
Virtusa Corp. (a)	148	4,363
WEX Inc. (a)	73	7,633
Wix.com Ltd. (a)	122	8,482
WNS Holdings Ltd. - ADR (a) (b)	127	4,361
Zendesk Inc. (a)	79	2,184
Zix Corp. (a)	91	517
		445,215
Materials 3.9%
Ashland Global Holdings Inc.	141	9,310
Axalta Coating Systems Ltd. (a)	144	4,616
Boise Cascade Co. (a)	3	100
Century Aluminum Co. (a)	27	423
Chemours Co.	143	5,391
Cliffs Natural Resources Inc. (a)	127	882
Eagle Materials Inc.	104	9,655
Ferro Corp. (a)	167	3,046
GCP Applied Technologies Inc. (a)	195	5,956
Ingevity Corp. (a)	79	4,543
Koppers Holdings Inc. (a)	1	51
Louisiana-Pacific Corp. (a)	51	1,226
Myers Industries Inc.	27	479
Quaker Chemical Corp.	15	2,119
Rayonier Advanced Materials Inc.	111	1,747
Sensient Technologies Corp.	14	1,152
Summit Materials Inc. - Class A (a)	88	2,539
Trinseo SA	42	2,905
		56,140
Real Estate 0.9%
ARMOUR Residential REIT Inc.	34	842
Ashford Hospitality Trust Inc.	39	239
CBL & Associates Properties Inc. (b)	11	94
Consolidated-Tomoka Land Co.	4	212
HFF Inc. - Class A	59	2,053
National Storage Affiliates Trust	37	850
PS Business Parks Inc.	19	2,494
QTS Realty Trust Inc. - Class A	67	3,526
STAG Industrial Inc.	112	3,102
		13,412
Telecommunication Services 0.3%
Vonage Holdings Corp. (a)	738	4,828
Utilities 0.0%
American States Water Co.	6	299
Ormat Technologies Inc.	8	459
		758
Total Common Stocks (cost $1,201,955)		1,416,938
RIGHTS 0.0%
Dyax Corp. (a) (c)	143	159
Total Rights (cost $159)		159
SHORT TERM INVESTMENTS 6.7%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (d) (e)	45,530	45,530
Securities Lending Collateral 3.5%
Securities Lending Cash Collateral Fund LLC, 0.88% (d) (e)	51,207	51,207
Total Short Term Investments (cost $96,737)		96,737
Total Investments 104.1% (cost $1,298,851)		1,513,834
Other Assets and Liabilities, Net (4.1)%		(59,534)
Total Net Assets 100.0%		$1,454,300

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 98.5%
Consumer Discretionary 14.0%
American Eagle Outfitters Inc.	186	$2,243
Beazer Homes USA Inc. (a)	109	1,493
Big 5 Sporting Goods Corp. (b)	200	2,607
Big Lots Inc. (b)	59	2,847
Bridgepoint Education Inc. (a)	73	1,076
Brinker International Inc. (b)	183	6,964
Brunswick Corp.	46	2,914
Buckle Inc. (b)	37	657
Caesars Entertainment Corp. (a) (b)	39	463
Caleres Inc.	117	3,253
Callaway Golf Co.	38	481
Career Education Corp. (a)	62	595
Chico's FAS Inc.	45	424
Childrens Place Retail Stores Inc.	10	1,000
Cooper-Standard Holding Inc. (a)	13	1,293
Dana Holding Corp.	31	683
Eldorado Resorts Inc. (a)	203	4,062
Etsy Inc. (a)	122	1,833
Flexsteel Industries Inc.	13	720
Fox Factory Holding Corp. (a)	216	7,670
Gildan Activewear Inc. (b)	471	14,462
Group 1 Automotive Inc.	6	391
Helen of Troy Ltd. (a)	90	8,450

See accompanying Notes to Financial Statements.

125

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Hooker Furniture Corp.	5	205
Horizon Global Corp. (a)	186	2,669
Intrawest Resorts Holdings Inc. (a)	7	160
Johnson Outdoors Inc. - Class A	39	1,895
KB Home	17	407
LCI Industries	33	3,421
Lumber Liquidators Holdings Inc. (a) (b)	92	2,302
M/I Homes Inc. (a)	144	4,109
Malibu Boats Inc. - Class A (a)	153	3,968
Marriott Vacations Worldwide Corp.	15	1,724
Meredith Corp. (b)	21	1,266
MSG Networks Inc. - Class A (a)	44	977
Nautilus Inc. (a)	274	5,241
Office Depot Inc.	880	4,961
Penske Auto Group Inc.	92	4,044
Perry Ellis International Inc. (a)	1	21
Pinnacle Entertainment Inc. (a)	107	2,112
Red Robin Gourmet Burgers Inc. (a)	54	3,527
Sally Beauty Holdings Inc. (a)	452	9,147
Sonic Automotive Inc. - Class A	75	1,456
Tenneco Inc.	129	7,454
TopBuild Corp. (a)	36	1,891
Tower International Inc.	26	590
Townsquare Media Inc. - Class A (a)	28	291
TRI Pointe Homes Inc. (a)	186	2,451
Winnebago Industries Inc.	527	18,420
Wolverine World Wide Inc.	51	1,440
		152,730
Consumer Staples 2.9%
Amplify Snack Brands Inc. (a) (b)	350	3,379
Andersons Inc.	80	2,730
Central Garden & Pet Co. - Class A (a)	55	1,636
Darling Ingredients Inc. (a)	329	5,180
Dean Foods Co.	67	1,133
John B. Sanfilippo & Son Inc.	16	1,009
Sanderson Farms Inc.	23	2,652
SpartanNash Co.	33	864
Supervalu Inc. (a)	689	2,268
United Natural Foods Inc. (a)	223	8,200
Universal Corp.	19	1,254
Village Super Market Inc. - Class A	22	581
WD-40 Co.	11	1,229
		32,115
Energy 3.9%
CVR Energy Inc. (b)	56	1,224
Delek US Holdings Inc.	109	2,872
Eclipse Resources Corp. (a)	1,027	2,936
Ensco Plc - Class A	115	592
Exterran Corp. (a)	41	1,096
Forum Energy Technologies Inc. (a)	122	1,899
Matador Resources Co. (a)	203	4,338
McDermott International Inc. (a)	489	3,508
Navios Maritime Acq Corp.	272	400
Newpark Resources Inc. (a)	116	853
Oil States International Inc. (a)	85	2,303
Patterson-UTI Energy Inc.	112	2,271
PDC Energy Inc. (a)	11	484
Renewable Energy Group Inc. (a)	141	1,831
Rice Energy Inc. (a)	65	1,741
RSP Permian Inc. (a)	25	794
Sanchez Energy Corp. (a) (b)	427	3,071
SemGroup Corp. - Class A	21	579
Superior Energy Services Inc. (a)	112	1,173
Unit Corp. (a)	26	486
W&T Offshore Inc. (a) (b)	869	1,703
World Fuel Services Corp.	183	7,052
		43,206
Financials 26.8%
1st Source Corp.	13	629
American Equity Investment Life Holding Co.	216	5,682
Anworth Mortgage Asset Corp.	631	3,796
Arrow Financial Corp.	—	—
BancFirst Corp.	16	1,591
BancorpSouth Inc.	310	9,467
Bank of NT Butterfield & Son Ltd.	86	2,926
Banner Corp.	82	4,638
Capitol Federal Financial Inc.	221	3,143
Cathay General Bancorp	167	6,365
Centerstate Banks of Florida Inc.	26	648
Charter Financial Corp.	32	576
City Holdings Co.	43	2,837
CNO Financial Group Inc.	129	2,691
Commerce Bancshares Inc.	116	6,599
ConnectOne Bancorp Inc.	182	4,099
CVB Financial Corp.	77	1,726
Enova International Inc. (a)	169	2,514
Enterprise Financial Services Corp.	162	6,624
FB Financial Corp. (a) (b)	53	1,923
Federal Agricultural Mortgage Corp. - Class C	35	2,269
First American Financial Corp.	92	4,123
First Connecticut Bancorp Inc.	17	448
First Financial Bancorp	51	1,418
First Interstate BancSystem Inc. - Class A	43	1,587
FirstCash Inc.	254	14,808
FNB Corp.	108	1,532
Fulton Financial Corp.	220	4,184
Glacier Bancorp Inc.	19	677
Gladstone Commercial Corp.	98	2,145
Great Western Bancorp Inc.	17	699
Green Bancorp Inc. (a)	73	1,423
Hancock Holding Co.	123	6,017
Hanmi Financial Corp.	93	2,642
Hanover Insurance Group Inc.	19	1,657
Hersha Hospitality Trust	222	4,104
Home Bancorp Inc.	9	371
Impac Mortgage Holdings Inc. (a) (b)	21	311
Independent Bank Corp.	68	1,469
Infinity Property & Casualty Corp.	30	2,807
INTL FCStone Inc. (a)	29	1,079
Investors Bancorp Inc.	234	3,132
iStar Inc. (a)	66	794
James River Group Holdings Ltd.	71	2,812
Lakeland Financial Corp.	26	1,193
LPL Financial Holdings Inc.	37	1,586
Macatawa Bank Corp.	48	461
MB Financial Inc.	173	7,619
MBT Financial Corp. (b)	28	276
Meridian Bancorp Inc.	286	4,834
MFA Financial Inc.	88	736
MGIC Investment Corp. (a)	336	3,765
National Western Life Group Inc. - Class A	31	9,908
NBT Bancorp Inc.	22	804
NewStar Financial Inc.	182	1,911
Old Second Bancorp Inc.	45	521
Owens Realty Mortgage Inc.	13	221
People's Utah Bancorp	11	284
Pinnacle Financial Partners Inc.	66	4,151
PRA Group Inc. (a)	263	9,961
Preferred Bank	57	3,033
ProAssurance Corp.	47	2,837
Prosperity Bancshares Inc.	55	3,518
Regional Management Corp. (a)	20	483
RenaissanceRe Holdings Ltd.	80	11,071
Sandy Spring Bancorp Inc.	69	2,818
Seacoast Banking Corp. of Florida (a)	65	1,576
Selective Insurance Group Inc.	75	3,749
Shore Bancshares Inc.	18	299
State National Cos. Inc.	17	315
Stifel Financial Corp. (a)	20	902
Stock Yards Bancorp Inc.	15	573
TCF Financial Corp.	678	10,804
Third Point Reinsurance Ltd. (a)	40	555
Tristate Capital Holdings Inc. (a)	110	2,779
UMB Financial Corp.	76	5,721
Umpqua Holdings Corp.	701	12,874
Universal Insurance Holdings Inc. (b)	164	4,133
Validus Holdings Ltd.	52	2,706
Valley National Bancorp	525	6,194
Walker & Dunlop Inc. (a)	110	5,358
Washington Federal Inc.	137	4,561
Waterstone Financial Inc.	237	4,462

See accompanying Notes to Financial Statements.

126

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Webster Financial Corp.	63	3,296
Western Alliance Bancorp (a)	74	3,632
Wintrust Financial Corp.	161	12,229
World Acceptance Corp. (a)	28	2,071
WSFS Financial Corp.	32	1,442
Xenia Hotels & Resorts Inc.	26	511
		293,715
Health Care 7.8%
Acadia HealthCare Co. Inc. (a) (b)	45	2,200
Acceleron Pharma Inc. (a)	26	776
Agenus Inc. (a) (b)	99	386
Allscripts-Misys Healthcare Solutions Inc. (a)	457	5,830
AMAG Pharmaceuticals Inc. (a) (b)	61	1,120
AngioDynamics Inc. (a)	43	694
Array BioPharma Inc. (a)	143	1,198
Bluebird Bio Inc. (a)	14	1,508
Charles River Laboratories International Inc. (a)	32	3,239
Endologix Inc. (a) (b)	471	2,287
Global Blood Therapeutics Inc. (a) (b)	25	694
Halyard Health Inc. (a)	56	2,217
Hill-Rom Holdings Inc.	141	11,249
Immunomedics Inc. (a) (b)	156	1,382
Impax Laboratories Inc. (a)	181	2,908
INC Research Holdings Inc. - Class A (a)	138	8,079
Innoviva Inc. (a)	171	2,194
Magellan Health Services Inc. (a)	71	5,191
MEDNAX Inc. (a)	181	10,933
Molina Healthcare Inc. (a)	9	631
Novavax Inc. (a) (b)	575	661
Omeros Corp. (a) (b)	11	214
Owens & Minor Inc.	133	4,277
Pacira Pharmaceuticals Inc. (a)	69	3,296
PharMerica Corp. (a)	103	2,723
Prestige Brands Holdings Inc. (a)	63	3,304
PTC Therapeutics Inc. (a) (b)	23	429
Quidel Corp. (a)	53	1,444
Teladoc Inc. (a) (b)	17	588
Tivity Health Inc. (a)	29	1,160
VCA Inc. (a)	32	2,956
		85,768
Industrials 16.4%
AAR Corp.	63	2,191
ABM Industries Inc.	18	745
ACCO Brands Corp. (a)	263	3,060
Actuant Corp. - Class A	196	4,831
Air Lease Corp. - Class A	266	9,953
Amerco Inc.	7	2,687
Applied Industrial Technologies Inc.	20	1,190
Atkore International Group Inc. (a)	125	2,822
AZZ Inc.	61	3,413
Barrett Business Services Inc.	23	1,303
Blue Bird Corp. (a) (b)	75	1,274
Brady Corp. - Class A	35	1,189
CAI International Inc. (a)	13	299
Chicago Bridge & Iron Co. NV (b)	101	1,984
Costamare Inc.	195	1,425
Donaldson Co. Inc.	122	5,578
DXP Enterprises Inc. (a)	8	262
EMCOR Group Inc.	57	3,764
Ennis Inc.	77	1,466
Esterline Technologies Corp. (a)	30	2,801
Forward Air Corp.	51	2,737
FreightCar America Inc.	16	271
GATX Corp. (b)	43	2,752
Generac Holdings Inc. (a)	93	3,349
Graco Inc.	40	4,338
Greenbrier Cos. Inc. (b)	35	1,624
Harsco Corp. (a)	229	3,683
Hawaiian Holdings Inc. (a)	41	1,902
Kelly Services Inc. - Class A	81	1,825
Kennametal Inc.	17	643
Kforce Inc.	31	610
Kimball International Inc. - Class B	29	485
Knoll Inc.	149	2,987
Moog Inc. - Class A (a)	16	1,120
MRC Global Inc. (a)	177	2,931
NCI Building Systems Inc. (a)	115	1,927
NL Industries Inc. (a)	23	160
NOW Inc. (a)	25	407
PGT Innovations Inc. (a)	1,265	16,191
Quad/Graphics Inc. - Class A	100	2,297
Quanex Building Products Corp.	659	13,946
Radiant Logistics Inc. (a)	85	455
REV Group Inc.	104	2,889
Rush Enterprises Inc. - Class A (a)	155	5,757
SkyWest Inc.	36	1,280
SP Plus Corp. (a)	15	450
Spirit Airlines Inc. (a)	47	2,439
SPX Corp. (a)	271	6,822
Steelcase Inc. - Class A	730	10,221
Sterling Construction Co. Inc. (a)	59	769
Student Transportation Inc. (b)	448	2,718
Team Inc. (a)	18	413
Teledyne Technologies Inc. (a)	9	1,178
Tetra Tech Inc.	141	6,451
Titan Machinery Inc. (a) (b)	78	1,396
Triton International Ltd. - Class A	56	1,888
Tutor Perini Corp. (a)	33	935
Vectrus Inc. (a)	44	1,409
Wabash National Corp.	261	5,747
Woodward Governor Co.	109	7,332
YRC Worldwide Inc. (a)	68	758
		179,729
Information Technology 8.9%
Alpha & Omega Semiconductor Ltd. (a)	11	178
Ambarella Inc. (a) (b)	71	3,444
Anixter International Inc. (a)	7	558
Applied Optoelectronics Inc. (a) (b)	27	1,668
Barracuda Networks Inc. (a)	131	3,026
Bel Fuse Inc. - Class B	29	713
Benchmark Electronics Inc. (a)	103	3,314
Blackberry Ltd. (a)	367	3,666
Blucora Inc. (a)	50	1,060
Brooks Automation Inc.	39	848
ChannelAdvisor Corp. (a)	25	288
Cohu Inc.	273	4,295
Comtech Telecommunications Corp.	22	415
Cree Inc. (a)	114	2,820
Diodes Inc. (a)	10	238
Dolby Laboratories Inc.	55	2,687
Ebix Inc. (b)	47	2,527
Emcore Corp.	17	181
Entegris Inc. (a)	221	4,853
ePlus Inc. (a)	34	2,500
FARO Technologies Inc. (a)	90	3,411
Finisar Corp. (a)	105	2,730
Infinera Corp. (a)	155	1,649
Insight Enterprises Inc. (a)	10	381
Integrated Device Technology Inc. (a)	128	3,292
KVH Industries Inc. (a)	14	132
Limelight Networks Inc. (a)	177	511
Manhattan Associates Inc. (a)	61	2,944
NCI Inc. - Class A (a)	5	95
NCR Corp. (a)	26	1,060
OSI Systems Inc. (a)	51	3,838
PFSweb Inc. (a)	77	635
Progress Software Corp.	18	569
QAD Inc. - Class A	23	734
Sanmina Corp. (a)	53	2,031
Stratasys Ltd. (a) (b)	125	2,913
Super Micro Computer Inc. (a)	37	900
Systemax Inc.	18	340
Tech Data Corp. (a)	89	8,913
Teradata Corp. (a)	185	5,445
Teradyne Inc.	115	3,459
TiVo Corp.	71	1,315
Travelport Worldwide Ltd.	222	3,061
TTM Technologies Inc. (a)	161	2,803
Viavi Solutions Inc. (a)	278	2,932
Vishay Intertechnology Inc.	94	1,553
		96,925

See accompanying Notes to Financial Statements.

127

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Materials 5.8%
AK Steel Holding Corp. (a) (b)	317	2,081
Boise Cascade Co. (a)	14	432
Century Aluminum Co. (a) (b)	69	1,070
Chemours Co.	40	1,506
Cliffs Natural Resources Inc. (a)	1,059	7,331
Commercial Metals Co.	174	3,388
Domtar Corp.	48	1,854
Ferroglobe Plc	130	1,549
Graphic Packaging Holding Co.	281	3,874
Greif Inc. - Class A	32	1,789
HB Fuller Co.	155	7,922
KMG Chemicals Inc.	5	247
Kronos Worldwide Inc.	63	1,141
Owens-Illinois Inc. (a)	226	5,402
PolyOne Corp.	85	3,308
Reliance Steel & Aluminum Co.	111	8,060
Ryerson Holding Corp. (a)	93	920
Schweitzer-Mauduit International Inc.	291	10,841
Tronox Ltd. - Class A	36	537
Valhi Inc.	47	140
		63,392
Real Estate 6.9%
ARMOUR Residential REIT Inc.	174	4,342
Ashford Hospitality Prime Inc.	31	324
Ashford Hospitality Trust Inc.	325	1,975
Brandywine Realty Trust	68	1,188
Care Capital Properties Inc.	37	983
CBL & Associates Properties Inc. (b)	144	1,214
Consolidated-Tomoka Land Co.	6	366
CubeSmart	135	3,256
DiamondRock Hospitality Co.	439	4,810
Education Realty Trust Inc.	42	1,629
Four Corners Property Trust Inc.	178	4,472
Geo Group Inc.	122	3,608
Getty Realty Corp.	111	2,784
Gramercy Property Trust	135	4,006
Healthcare Realty Trust Inc.	26	900
HFF Inc. - Class A	115	4,013
Highwoods Properties Inc.	20	1,032
InfraREIT Inc.	52	990
Invesco Mortgage Capital Inc.	71	1,193
LaSalle Hotel Properties	58	1,734
Lexington Realty Trust	478	4,736
Mack-Cali Realty Corp.	37	1,012
New Residential Investment Corp.	124	1,934
New Senior Investment Group Inc.	139	1,399
Nexpoint Residential Trust Inc.	8	188
Pebblebrook Hotel Trust (b)	22	718
Pennymac Mortgage Investment Trust	54	985
Physicians Realty Trust	169	3,401
PS Business Parks Inc.	29	3,884
QTS Realty Trust Inc. - Class A	37	1,961
RLJ Lodging Trust	30	604
Sun Communities Inc.	23	1,994
Sunstone Hotel Investors Inc.	328	5,285
Terreno Realty Corp	48	1,609
Washington REIT	39	1,247
		75,776
Telecommunication Services 0.2%
Cincinnati Bell Inc. (a)	45	877
Iridium Communications Inc. (a) (b)	33	364
Shenandoah Telecommunications Co.	17	513
		1,754
Utilities 4.9%
Allete Inc.	30	2,142
American States Water Co.	26	1,254
Black Hills Corp.	49	3,302
Chesapeake Utilities Corp.	75	5,590
Connecticut Water Services Inc.	21	1,138
El Paso Electric Co.	67	3,456
IDACORP Inc.	42	3,609
Middlesex Water Co. (b)	106	4,176
New Jersey Resources Corp.	59	2,362
Northwest Natural Gas Co.	32	1,887
ONE Gas Inc.	5	373
Ormat Technologies Inc.	159	9,353
Otter Tail Corp.	35	1,380
PNM Resources Inc.	135	5,160
SJW Corp.	49	2,420
Southwest Gas Corp.	26	1,892
Spire Inc.	35	2,428
Unitil Corp.	9	441
WGL Holdings Inc.	16	1,317
		53,680
Total Common Stocks (cost $969,171)		1,078,790
SHORT TERM INVESTMENTS 4.9%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	13,908	13,908
Securities Lending Collateral 3.6%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	39,519	39,519
Total Short Term Investments (cost $53,427)		53,427
Total Investments 103.4% (cost $1,022,598)		1,132,217
Other Assets and Liabilities, Net (3.4)%		(37,539)
Total Net Assets 100.0%		$1,094,678

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/Neuberger Berman Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 19.9%
Accredited Mortgage Loan Trust
Series 2005-A2D-4, REMIC, 1.54%, 12/25/35 (a)	83	$81
Series 2006-A4-1, REMIC, 1.50%, 04/25/36 (a)	2,313	2,205
ACE Securities Corp. Home Equity Loan Trust
Series 2005-M3-HE3, REMIC, 1.92%, 05/25/35 (a)	4,600	4,449
Aegis Asset Backed Securities Trust
Series 2005-M2-3, REMIC, 1.70%, 08/25/35 (a)	3,090	2,985
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	1,482	1,481
American Airlines Pass-Through Trust
Series 2014-B-1, 4.38%, 10/01/22	2,353	2,388
Ameriquest Mortgage Securities Inc.
Series 2005-M3-R8, REMIC, 1.73%, 10/25/35 (a)	1,305	1,230
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-R7, REMIC, 1.72%, 09/25/35 (a)	1,480	1,440
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M1-W10, REMIC, 2.12%, 10/25/34 (a)	476	455
Series 2005-M1-W2, REMIC, 1.71%, 10/25/35 (a)	3,020	2,967
Asset Backed Securities Corp. Home Equity
Series 2006-A3-HE1, REMIC, 1.42%, 01/25/36 (a)	46	46
Asset-Backed Pass-Through Certificates
Series 2004-A1A-R2, REMIC, 1.91%, 04/25/34 (a)	181	184
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-AQ2, REMIC, 1.95%, 09/25/35 (a)	2,430	2,393
Bear Stearns Asset Backed Securities Trust
Series 2005-M1-TC1, REMIC, 1.88%, 05/25/35 (a)	304	303
Series 2006-1M3-HE1, REMIC, 1.68%, 12/25/35 (a)	1,600	1,455
Series 2006-2M1-HE1, REMIC, 1.63%, 02/25/36 (a)	344	344
Capital One Multi-Asset Execution Trust
Series 2015-A1-A1, 1.39%, 03/15/18	1,490	1,489
Series 2016-A1-A1, 1.61%, 04/15/19 (a)	970	976
Carrington Mortgage Loan Trust
Series 2005-M4-OPT2, REMIC, 2.19%, 05/25/35 (a)	2,605	2,545

See accompanying Notes to Financial Statements.

128

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Series 2005-M1-NC5, REMIC, 1.70%, 10/25/35 (a)	4,100	4,028
Series 2006-A4-NC1, REMIC, 1.53%, 01/25/36 (a)	3,300	3,129
Series 2006-A4-RFC1, REMIC, 1.46%, 03/25/36 (a)	2,400	2,234
Chase Issuance Trust
Series 2016-A7-A7, 1.06%, 09/15/17	14,553	14,544
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.20%, 10/10/47 (a)	13,921	840
Interest Only, Series 2015-XA-GC27, REMIC, 1.57%, 02/10/48 (a)	8,098	675
Citigroup Mortgage Loan Trust Inc.
Series 2005-M1-HE2, REMIC, 1.97%, 05/25/35 (a) (b)	35	35
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.35%, 01/10/23 (a) (b)	14,500	294
Interest Only, Series 2013-XB-CR6, REMIC, 0.77%, 02/10/23 (a)	2,500	73
Interest Only, Series 2014-XA-CR16, REMIC, 1.35%, 04/10/47 (a)	16,496	829
Interest Only, Series 2014-XA-LC15, REMIC, 1.51%, 04/10/47 (a)	23,680	1,297
Interest Only, Series 2014-XA-UBS3, REMIC, 1.48%, 06/10/47 (a)	15,500	904
Interest Only, Series 2014-XA-UBS6, REMIC, 1.18%, 12/10/47 (a)	13,079	667
EquiFirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 2.30%, 09/25/33 (a)	646	644
Series 2005-M3-1, REMIC, 1.94%, 04/25/35 (a)	908	892
Fannie Mae Connecticut Avenue Securities
Series 2017-2M2-C02, 4.87%, 09/25/29 (a)	5,574	5,906
Series 2017-2M2-C04, 4.07%, 11/25/29 (a)	1,553	1,571
Series 2017-1M2-C03, REMIC, 4.22%, 10/25/29 (a)	2,590	2,657
FBR Securitization Trust
Series 2005-M2-2, REMIC, 1.97%, 09/25/35 (a)	2,000	1,970
Fieldstone Mortgage Investment Trust
Series 2005-M5-1, REMIC, 2.34%, 03/25/35 (a)	3,376	3,242
First Franklin Mortgage Loan Trust
Series 2005-M1-FF1, REMIC, 1.95%, 12/25/34 (a)	59	58
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 1.03%, 05/10/50 (a)	20,649	976
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.29%, 01/10/24 (a)	21,743	1,111
Interest Only, Series 2014-XA-GC26, REMIC, 1.21%, 11/10/47 (a)	15,384	880
Home Equity Mortgage Trust
Series 2004-M2-5, REMIC, 2.82%, 02/25/35 (a)	196	188
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.58%, 12/25/35 (a)	1,390	1,312
Series 2006-M2-OPT2, REMIC, 1.61%, 01/25/36 (a)	3,690	3,548
JPMorgan Alternative Loan Trust
Series 2007-12A3-A2, REMIC, 1.41%, 06/25/37 (a)	1,145	1,125
JPMorgan Mortgage Acquisition Trust
Series 2005-M2-OPT2, REMIC, 1.67%, 12/25/35 (a)	4,600	4,497
Series 2006-A5-ACC1, REMIC, 1.46%, 05/25/36 (a)	898	890
Series 2007-MV2-CH1, REMIC, 1.50%, 11/25/36 (a)	1,990	1,938
Morgan Stanley ABS Capital I Inc. Trust
Series 2005-M4-HE3, REMIC, 2.19%, 07/25/35 (a)	870	868
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.31%, 02/15/24 (a)	13,503	682
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-AM2, REMIC, 2.34%, 05/25/32 (a)	539	539
Morgan Stanley Home Equity Loan Trust
Series 2006-A4-2, REMIC, 1.50%, 02/25/36 (a)	543	525
Navient Student Loan Trust
Series 2016-A1-6A, 1.70%, 02/25/19 (a) (b)	1,805	1,809
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 1.59%, 03/25/36 (a)	3,490	3,391
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M4-WHQ1, REMIC, 2.94%, 09/25/34 (a)	971	943
Series 2004-M4-WWF1, REMIC, 2.87%, 12/25/34 (a)	690	689
Series 2004-M3-WHQ2, REMIC, 2.25%, 02/25/35 (a)	1,375	1,378
Popular ABS Mortgage Pass-Through Trust
Series 2005-MV1-5, REMIC, 1.66%, 11/25/35 (a)	1,090	1,049
RAAC Series Trust
Series 2004-MII1-SP3, REMIC, 2.19%, 09/25/34 (a)	2,409	2,118
RAMP Trust
Series 2005-M4-RZ2, REMIC, 2.06%, 05/25/35 (a)	2,880	2,868
Series 2005-M3-RZ4, REMIC, 1.74%, 11/25/35 (a)	3,190	3,050
Renaissance Home Equity Loan Trust
Series 2005-AV3-1, REMIC, 1.55%, 05/25/35 (a)	465	433
Residential Asset Securitization Trust
Series 2003-AII-RS2, REMIC, 1.90%, 03/25/33 (a)	97	92
Securitized Asset Backed Receivables LLC Trust
Series 2005-M1-OP1, REMIC, 1.83%, 01/25/35 (a)	1,609	1,579
Soundview Home Loan Trust
Series 2005-M1-OPT3, REMIC, 1.69%, 11/25/35 (a)	4,500	4,327
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 2.34%, 06/25/33 (a)	149	150
Series 2004-A3-6, REMIC, 2.02%, 07/25/34 (a)	630	617
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 2.00%, 02/25/35 (a)	3,524	3,470
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 1.86%, 05/25/35 (a)	139	139
Series 2005-M4-WF4, REMIC, 1.80%, 11/25/35 (a)	3,300	3,263
Toyota Auto Receivables Owner Trust
Series 2017-A2A-B, 1.46%, 01/15/20	2,570	2,569
Wells Fargo Commercial Mortgage Trust
Series 2014-A1-LC16, REMIC, 1.29%, 04/15/19	308	307
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C21, REMIC, 1.30%, 08/15/47 (a)	15,209	851
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.53%, 03/15/47 (a)	11,098	620
Total Non-U.S. Government Agency Asset-Backed Securities (cost $121,119)		130,696
CORPORATE BONDS AND NOTES 19.5%
Consumer Discretionary 2.6%
Charter Communications Operating LLC
4.91%, 07/23/25	3,490	3,765
6.48%, 10/23/45	3,065	3,686
5.38%, 05/01/47 (b)	2,560	2,711
General Motors Co.
6.25%, 10/02/43	1,895	2,116
Viacom Inc.
4.38%, 03/15/43	3,385	3,007
5.87%, 02/28/57 (a)	1,895	1,970
		17,255
Consumer Staples 0.3%
Marfrig Holdings Europe BV
8.00%, 06/08/23	200	203

See accompanying Notes to Financial Statements.

129

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Reynolds American Inc.
4.45%, 06/12/25	1,470	1,578
		1,781
Energy 3.1%
Apache Corp.
4.75%, 04/15/43	1,280	1,285
Canadian Natural Resources Ltd.
2.95%, 01/15/23	3,310	3,293
Energy Transfer Partners LP
6.50%, 02/01/42	1,575	1,755
Fermaca Enterprises S de RL de CV
6.38%, 03/30/38 (b)	188	201
Hess Corp.
4.30%, 04/01/27	3,465	3,384
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	200	212
KazMunayGas National Co. JSC
7.00%, 05/05/20	200	218
6.38%, 04/09/21	200	218
4.75%, 04/19/27 (b)	200	196
5.75%, 04/19/47 (b)	200	190
Kinder Morgan Inc.
5.55%, 06/01/45	2,245	2,391
MPLX LP
4.13%, 03/01/27	1,335	1,347
Noble Energy Inc.
5.25%, 11/15/43	2,695	2,798
Petroleos de Venezuela SA
5.38%, 04/12/27	180	65
Petroleos del Peru SA
4.75%, 06/19/32 (b) (c)	200	199
Petroleos Mexicanos
4.88%, 03/11/22 (a) (b)	107	115
4.63%, 09/21/23	114	115
5.50%, 06/27/44	112	99
6.38%, 01/23/45	502	489
6.75%, 09/21/47	223	225
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23 (b)	600	637
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26	400	433
6.88%, 03/24/26 (b)	206	223
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	340	328
		20,416
Financials 6.9%
Bank of America Corp.
3.95%, 04/21/25	2,500	2,533
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	250	244
Capital One NA
2.35%, 01/31/20	3,490	3,491
Corp. Financiera de Desarrollo SA
5.25%, 07/15/29 (b)	408	427
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	3,750	3,949
5.45%, 06/15/23 (b)	3,420	3,717
6.02%, 06/15/26 (b)	1,350	1,489
Discover Financial Services
4.10%, 02/09/27	2,480	2,484
Entertainment Properties Trust
5.75%, 08/15/22	1,570	1,745
ERAC USA Finance LLC
4.20%, 11/01/46 (b)	2,770	2,608
General Motors Financial Co. Inc.
3.20%, 07/06/21	1,810	1,831
4.00%, 10/06/26	2,550	2,536
Goldman Sachs Group Inc.
3.69%, 06/05/28 (a)	3,565	3,572
5.15%, 05/22/45	2,165	2,405
JPMorgan Chase & Co.
3.54%, 05/01/28	2,920	2,937
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (d)	1,405	1,454
Petrobras Global Finance BV
7.38%, 01/17/27	162	172
SunTrust Banks Inc.
5.05%, (callable at 100 beginning 06/15/22) (d)	3,335	3,385
TC Ziraat Bankasi A/S
4.25%, 07/03/19	200	202
5.13%, 05/03/22 (b)	200	201
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (b)	200	212
UBS Group Funding Switzerland AG
4.25%, 03/23/28 (b)	2,660	2,791
Ukreximbank Via Biz Finance Plc
9.63%, 04/27/22 (b)	280	289
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	326
6.03%, 07/05/22	380	407
		45,407
Health Care 1.2%
Abbott Laboratories
4.90%, 11/30/46	1,635	1,806
AbbVie Inc.
4.45%, 05/14/46	1,570	1,623
Becton Dickinson & Co.
3.70%, 06/06/27	4,520	4,519
		7,948
Industrials 0.7%
Delta Air Lines Inc.
3.63%, 03/15/22	2,755	2,832
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (d)	1,681	1,780
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42	200	213
		4,825
Information Technology 1.6%
Activision Blizzard Inc.
4.50%, 06/15/47	2,015	2,017
Apple Inc.
2.30%, 05/11/22	4,820	4,809
4.65%, 02/23/46	1,715	1,924
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,815	1,902
		10,652
Materials 0.5%
Codelco
6.15%, 10/24/36	190	230
Vale Overseas Ltd.
6.25%, 08/10/26	2,610	2,820
6.88%, 11/21/36	90	97
VM Holding SA
5.38%, 05/04/27 (b)	318	321
		3,468
Real Estate 0.2%
Omega Healthcare Investors Inc.
4.50%, 01/15/25	1,275	1,291
Telecommunication Services 2.0%
AT&T Inc.
4.75%, 05/15/46	3,335	3,283
5.45%, 03/01/47	3,805	4,097
Telefonica Emisiones SAU
4.10%, 03/08/27	2,070	2,135
Verizon Communications Inc.
4.13%, 08/15/46	1,475	1,319
4.67%, 03/15/55	2,543	2,393
		13,227
Utilities 0.4%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (b)	199	218
Georgia Power Co.
3.25%, 03/30/27 (c)	2,105	2,093
		2,311
Total Corporate Bonds And Notes (cost $125,680)		128,581

See accompanying Notes to Financial Statements.

130

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

VARIABLE RATE SENIOR LOAN INTERESTS 17.3% (a)
Consumer Discretionary 4.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.40%, 02/16/24	369	368
Acosta Holdco Inc.
Term Loan, 4.48%, 09/26/21	649	579
Advantage Sales and Marketing Inc.
1st Lien Term Loan, 4.55%, 07/07/20	1,001	958
2nd Lien Term Loan, 7.80%, 07/25/22	170	162
Altice US Finance I Corp.
Term Loan, 3.47%, 07/14/25	463	459
AMC Entertainment Inc.
Term Loan, 3.46%, 12/15/22	620	621
ARAMARK Services Inc.
Term Loan B, 3.04%, 03/09/24	190	190
Bass Pro Group LLC
Term Loan, 4.37%, 06/15/20	553	551
Term Loan B, 6.15%, 04/01/24	525	510
Belmond Interfin Ltd.
Term Loan B, 0.00%, 07/03/24 (e) (f)	85	85
Boyd Gaming Corp.
Term Loan B-3, 3.69%, 09/15/23	397	398
Bright Horizons Family Solutions Inc.
Term Loan B, 3.29%, 11/03/23	364	365
Caesars Entertainment Operating Co.
Term Loan, 0.00%, 03/31/24 (f)	255	254
CH Hold Corp.
Delayed Draw Term Loan B, 0.00%, 02/01/24 (f)	25	25
1st Lien Term Loan, 4.04%, 02/01/24	249	250
Charter Communications Operating LLC
Term Loan F, 3.05%, 01/03/21	434	435
Term Loan I, 3.48%, 01/15/24	843	846
CityCenter Holdings LLC
Term Loan B, 3.72%, 04/07/24	425	425
CS Intermediate Holdco 2 LLC
Term Loan B, 3.90%, 11/02/23	184	183
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	1,100	1,091
Cumulus Media Holdings Inc.
Term Loan, 4.48%, 12/31/20	557	449
Delta 2 (LUX) SARL
2nd Lien Term Loan, 0.00%, 07/29/22 (f)	110	111
Delta 2 Lux SARL
Term Loan B-3, 4.50%, 07/30/21	945	945
Eldorado Resorts LLC
Term Loan B, 3.38%, 03/16/24	339	336
Emerald Expositions Holding Inc.
Term Loan B, 4.15%, 05/16/24	720	724
ESH Hospitality Inc.
Term Loan B, 3.54%, 08/30/23	248	249
Fort Dearborn Co.
1st Lien Term Loan, 5.15%, 10/19/23	437	439
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.73%, 06/27/20	378	380
Garda World Security Corp.
Term Loan, 5.04%, 04/25/24	522	525
General Nutrition Centers Inc.
Term Loan, 3.73%, 03/04/19	414	389
Gray Television Inc.
Term Loan B, 3.55%, 02/28/24	149	150
HD Supply Inc.
Incremental Term Loan B-1, 3.90%, 08/13/21	171	171
Helix Gen Funding LLC
Term Loan B, 4.97%, 03/09/24	267	268
Hilton Worldwide Finance LLC
Term Loan B-2, 3.22%, 10/25/23	489	490
iHeartCommunications Inc.
Term Loan D, 7.98%, 01/30/19	320	261
Jeld-Wen Inc.
Term Loan B, 4.15%, 07/01/22	313	315
Jo-Ann Stores Inc.
Term Loan, 0.00%, 10/21/23 (f)	49	49
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.23%, 10/12/23	79	80
Mediacom Illinois LLC
Term Loan K, 3.45%, 02/19/24	210	210
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.48%, 04/15/23	279	280
Midas Intermediate Holdco II LLC
Incremental Term Loan B, 4.05%, 08/18/21	274	275
Mission Broadcasting Inc.
Term Loan B-2, 4.24%, 09/26/23	39	39
Mohegan Tribal Gaming Authority
Term Loan A, 4.79%, 10/13/21	173	174
Term Loan B, 5.04%, 09/28/23	313	317
Nexstar Broadcasting Inc.
Term Loan B, 4.24%, 09/22/23	397	398
Numericable Group SA
Term Loan B-11, 3.94%, 06/22/25	830	822
Outfront Media Capital LLC
Term Loan B, 3.46%, 03/10/24	253	254
PetSmart Inc.
Term Loan B-2, 4.22%, 10/10/22	311	289
Pilot Travel Centers LLC
Term Loan B, 3.04%, 05/25/23	186	186
Pinnacle Entertainment Inc.
Term Loan B, 4.23%, 03/30/23	37	37
RedTop Luxembourg SARL
1st Lien Term Loan, 4.67%, 11/22/20	614	613
Regal Cinemas Corp.
Term Loan, 3.09%, 04/01/22	249	250
Sally Holdings LLC
Term Loan B-1, 0.00%, 06/22/24 (e) (f)	105	105
Term Loan B-2, 0.00%, 06/22/24 (e) (f)	155	155
Scientific Games International Inc.
Term Loan B-3, 5.01%, 10/01/21	938	946
SeaWorld Parks & Entertainment Inc.
Term Loan B-5, 3.40%, 03/01/24	764	762
ServiceMaster Co.
Term Loan B, 3.54%, 11/02/23	500	502
Sinclair Television Group Inc.
Term Loan B-2, 3.30%, 01/31/24	408	408
Sophia LP
Term Loan B, 4.40%, 09/30/22	1,009	1,006
Springer Science and Business Media Deutschland GmbH
Term Loan B-9, 4.80%, 08/14/20	72	72
Station Casinos LLC
Term Loan B, 3.71%, 05/29/23	462	461
Tribune Media Co.
Term Loan C, 4.04%, 01/27/24	251	251
Twin River Management Group Inc.
Term Loan B, 4.65%, 07/10/20	666	671
Univision Communications Inc.
Term Loan C-5, 3.79%, 03/15/24	702	688
Wand Intermediate I LP
1st Lien Term Loan, 4.20%, 09/17/21	274	275
Weight Watchers International Inc.
Term Loan B-2, 4.40%, 04/05/20	175	168
WideOpenWest Finance LLC
Term Loan B, 0.00%, 08/06/23 (f)	335	334
Term Loan B, 4.70%, 08/17/23	832	831
WMG Acquisition Corp.
Term Loan D, 3.72%, 11/01/23	265	265
Yum! Brands Inc.
1st Lien Term Loan B, 3.21%, 05/23/23	496	498
		27,628
Consumer Staples 0.7%
Albertsons LLC
Term Loan B-5, 4.29%, 12/21/22	545	538
Term Loan B-6, 4.25%, 06/22/23	309	306
B&G Foods Inc.
Term Loan B, 3.29%, 11/02/22	600	602
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, 01/27/24	383	370
2nd Lien Term Loan, 8.71%, 01/27/25	130	126
Del Monte Foods Inc.
1st Lien Term Loan, 4.43%, 02/18/21	218	175
Jacobs Douwe Egberts International BV
Term Loan B-5, 3.44%, 07/02/22	274	275

See accompanying Notes to Financial Statements.

131

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Nomad Foods Europe Midco Ltd.
Term Loan B, 3.91%, 04/20/24	560	561
Post Holdings Inc.
Incremental Term Loan, 3.47%, 05/16/24	255	255
Rite Aid Corp.
2nd Lien Term Loan, 5.07%, 06/13/21	560	561
Spectrum Brands Inc.
Term Loan B, 3.17%, 06/23/22	248	249
US Foods Inc.
Term Loan B, 3.98%, 06/07/23	496	497
		4,515
Energy 0.6%
BCP Raptor LLC
Term Loan B, 5.47%, 06/06/24 (e)	240	237
Chesapeake Energy Corp.
Term Loan, 8.69%, 08/25/21	315	333
Energy Transfer Equity LP
Term Loan B, 3.83%, 01/30/24	640	636
Gavilan Resources LLC
2nd Lien Term Loan, 7.08%, 02/24/24	200	190
McJunkin Red Man Corp.
Term Loan, 5.23%, 11/08/19	405	407
Nautilus Power LLC
Term Loan B, 5.54%, 04/28/24	430	425
TEX Operations Co. LLC
Term Loan B, 3.79%, 08/04/23	616	610
Term Loan C, 3.79%, 08/04/23	141	140
TPF II Power LLC
Term Loan B, 5.23%, 10/02/23	853	848
		3,826
Financials 1.3%
AlixPartners LLP
Term Loan B, 4.15%, 04/29/24	110	110
Avolon (Luxembourg) SARL
Term Loan B-2, 3.96%, 01/20/22	565	568
Citco Funding LLC
Term Loan, 4.04%, 03/23/22	464	467
Compass Group Diversified Holdings LLC
Term Loan B, 3.90%, 06/06/21	194	195
DTZ US Borrower LLC
1st Lien Term Loan, 4.55%, 11/04/21	735	734
Flying Fortress Inc.
Term Loan, 3.55%, 10/30/22	600	601
Fortress Investment Group
Term Loan B, 0.00%, 06/01/22 (f)	150	151
Grosvenor Capital Management Holdings LLP
Term Loan B, 4.23%, 08/11/23	823	823
Guggenheim Partners LLC
Term Loan, 3.97%, 07/22/23	244	245
Harbourvest Partners LLC
Term Loan, 3.66%, 02/04/21	377	377
Harland Clarke Holdings Corp.
Term Loan B-6, 6.65%, 02/03/22	279	279
INEOS Finance Plc
Term Loan, 3.79%, 03/31/22	490	491
Nielsen Finance LLC
Term Loan B-4, 3.10%, 10/04/23	274	274
Realogy Corp.
Term Loan B, 3.29%, 07/20/22	492	493
SAM Finance Lux SARL
Term Loan, 4.50%, 12/17/20	233	234
Solera LLC
Term Loan B, 4.48%, 02/28/23	353	354
Spin Holdco Inc.
Term Loan B, 4.97%, 11/14/22	395	392
Telenet Financing LLC
Term Loan AI, 3.91%, 06/30/25	290	290
UPC Financing Partnership
Term Loan AP, 3.91%, 04/15/25	455	455
Vantiv LLC
Term Loan B, 3.66%, 06/15/21	869	875
		8,408
Health Care 2.4%
Catalent Pharma Solutions Inc.
Term Loan B, 3.98%, 04/30/21	851	856
Change Healthcare Holdings Inc.
Term Loan B, 3.79%, 02/02/24	304	304
Community Health Systems Inc.
Term Loan G, 3.79%, 12/31/19	94	94
Term Loan H, 4.20%, 01/27/21	697	696
Concentra Inc.
1st Lien Term Loan, 4.21%, 06/01/22	596	594
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.31%, 04/06/24	1,675	1,690
Envision Healthcare Corp.
Term Loan B, 4.30%, 11/15/23	1,229	1,234
Grifols Worldwide Operations USA Inc.
Term Loan, 3.44%, 01/23/25	873	873
HCA Inc.
Term Loan B-9, 3.04%, 03/18/23	455	456
Term Loan B-8, 3.29%, 02/15/24	557	560
Iasis Healthcare LLC
Term Loan B-3, 5.25%, 02/28/21	972	976
INC Research LLC
Term Loan B, 0.00%, 06/26/24 (f)	185	185
Jaguar Holding Co. II
Term Loan, 3.79%, 08/18/22	1,022	1,022
Mallinckrodt International Finance SA
Term Loan B, 3.90%, 09/24/24	773	770
MPH Acquisition Holdings LLC
Term Loan B, 4.30%, 05/16/20	473	472
National Mentor Holdings Inc.
Term Loan B, 4.30%, 01/31/21	410	413
Nature's Bounty Co.
Term Loan B, 4.65%, 05/05/23	593	593
Prestige Brands Inc.
Term Loan B-4, 3.79%, 01/20/24	280	281
Quintiles IMS Inc.
Term Loan B, 3.15%, 03/03/24	179	180
RPI Finance Trust
Term Loan B-6, 3.15%, 03/13/23	496	498
Surgery Center Holdings Inc.
Term Loan B, 0.00%, 06/19/24 (f)	157	157
Team Health Holdings Inc.
1st Lien Term Loan, 3.79%, 01/12/24	618	613
US Anesthesia Partners Inc.
Term Loan, 4.47%, 06/08/24	170	170
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.75%, 03/13/22	1,936	1,961
		15,648
Industrials 2.0%
Advanced Disposal Services Inc.
Term Loan B-3, 3.94%, 10/27/23	604	605
Air Medical Group Holdings Inc.
Term Loan B-1, 0.00%, 04/28/22 (f)	60	60
Term Loan B, 4.47%, 04/28/22	412	404
American Airlines Inc.
Term Loan B, 3.22%, 06/27/20	617	616
Term Loan B, 3.54%, 04/28/23	89	89
Term Loan B, 3.66%, 12/07/23	365	365
Avis Budget Car Rental LLC
Term Loan B, 3.15%, 03/15/22	331	330
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.22%, 12/18/20	401	401
2nd Lien Term Loan, 7.71%, 12/18/21	26	26
Clark Equipment Co.
Term Loan B, 3.93%, 05/11/24	570	571
Crosby US Acquisition Corp.
1st Lien Term Loan, 4.17%, 11/22/20	673	609
2nd Lien Term Loan, 7.17%, 11/22/21	40	33
Filtration Group Corp.
1st Lien Term Loan, 4.48%, 11/20/20	732	733
Gates Global LLC
Term Loan B, 4.41%, 03/29/24	219	219
Harsco Corp.
Term Loan B, 6.06%, 10/27/23	119	121
Hertz Corp.
Term Loan B, 3.98%, 06/02/23	1,230	1,225
Husky Injection Molding Systems Ltd.
1st Lien Term Loan, 4.48%, 07/02/18	753	756

See accompanying Notes to Financial Statements.

132

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Hyster-Yale Materials Handling Inc.
Term Loan B, 5.04%, 05/18/23	120	121
Kenan Advantage Group Inc.
Term Loan, 4.23%, 07/22/22	630	630
Term Loan B, 4.23%, 07/29/22	192	192
Milacron LLC
Term Loan B, 4.04%, 09/24/23	731	732
Mueller Water Products Inc.
Term Loan B, 3.51%, 11/25/21	547	550
ON Assignment Inc.
Term Loan B, 3.29%, 06/05/22	195	197
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.97%, 05/02/22	384	383
Protection One Inc.
Term Loan, 0.00%, 05/02/22 (f)	86	86
Rexnord LLC
Term Loan B, 3.90%, 08/21/23	553	553
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 3.98%, 03/01/21	998	997
Incremental 2nd Lien Term Loan, 6.95%, 02/28/22	75	75
2nd Lien Term Loan, 6.98%, 02/28/22	95	95
TransDigm Inc.
Term Loan D, 4.30%, 05/22/21	765	764
Term Loan F, 4.23%, 06/09/23	50	50
TransUnion LLC
Term Loan B-2, 3.73%, 04/09/21	448	450
United Airlines Inc.
Term Loan B, 3.42%, 04/01/24	259	260
		13,298
Information Technology 2.4%
Aerial Merger Sub Inc.
Term Loan B-2, 0.00%, 02/28/24 (f)	190	191
Applied Systems Inc.
1st Lien Term Loan, 4.55%, 01/25/21	197	198
2nd Lien Term Loan, 0.00%, 01/23/22 (f)	94	95
Aristocrat Leisure Ltd.
Term Loan B, 3.41%, 10/20/21	178	178
Avast Software BV
Term Loan B, 4.40%, 09/30/23	522	526
BMC Software Finance Inc.
Term Loan, 5.04%, 09/10/22	442	443
CCC Information Services Inc.
1st Lien Term Loan, 4.04%, 03/29/25	165	164
CDW LLC
Term Loan B, 3.30%, 08/12/23	277	277
Ceridian LLC
Term Loan, 4.50%, 09/15/20	280	278
CommScope Inc.
Term Loan B-5, 3.30%, 12/29/22	140	140
ConvergeOne Holdings Corp.
Term Loan B, 0.00%, 06/02/24 (e) (f)	275	273
CPI Acquisition Inc.
Term Loan B, 5.83%, 08/17/22	406	345
Dell Inc.
Term Loan B, 3.55%, 09/07/23	861	864
EIG Investors Corp.
Term Loan, 5.24%, 02/09/23	279	280
First Data Corp.
Term Loan, 3.47%, 07/08/22	828	827
Term Loan, 3.72%, 04/20/24	1,390	1,389
Gartner Inc.
Term Loan B, 3.04%, 03/15/24	190	190
Go Daddy Operating Co. LLC
Term Loan B, 3.73%, 02/08/22	385	385
GTT Communications Inc.
Term Loan, 0.00%, 06/21/24 (f)	605	606
Hyland Software Inc.
Incremental Term Loan B, 0.00%, 07/01/22 (f)	215	216
2nd Lien Term Loan, 0.00%, 05/24/25 (f)	40	41
Infor (US) Inc.
Term Loan B-6, 3.90%, 02/01/22	549	545
Kronos Inc.
Term Loan B, 4.68%, 11/01/23	613	617
Mitchell International Inc.
1st Lien Term Loan, 4.67%, 09/27/20	999	1,003
MKS Instruments Inc.
Term Loan B-2, 0.00%, 04/29/23 (f)	145	145
MultiPlan Inc.
Term Loan, 0.00%, 06/07/23 (f)	25	25
Oberthur Technologies SA
Term Loan B-1, 3.75%, 12/15/23	103	103
Term Loan B-2, 3.75%, 12/15/23	167	168
ON Semiconductor Corp.
Term Loan B, 3.29%, 03/31/23	401	401
Optiv Security Inc.
1st Lien Term Loan, 4.44%, 01/20/24	541	531
2nd Lien Term Loan, 8.44%, 01/20/25	115	112
Presidio Inc.
Term Loan B, 4.40%, 02/02/22	621	622
Project Ruby Ultimate Parent Corp.
Term Loan B, 4.79%, 02/09/24	70	70
Rackspace Hosting Inc.
1st Lien Term Loan, 4.67%, 10/26/23	554	553
Radiate Holdco LLC
1st Lien Term Loan, 4.04%, 12/09/23	384	378
Riverbed Technology Inc.
Term Loan, 4.48%, 04/27/22	574	565
Switch Ltd.
Term Loan B, 0.00%, 06/22/24 (f)	60	60
Tempo Acquisition LLC
Term Loan, 4.06%, 04/20/24	560	561
Unitymedia Hessen GmbH & Co. KG
Term Loan B, 0.00%, 09/30/25 (f)	330	328
VF Holding Corp.
Term Loan, 4.29%, 06/30/23	278	277
WEX Inc.
Term Loan B, 4.73%, 06/30/23	218	219
Zebra Technologies Corp.
Term Loan B, 3.72%, 10/27/21	820	822
		16,011
Materials 1.5%
Allnex (Luxembourg) & Cy SCA
Term Loan B-2, 0.00%, 09/13/23 (f)	125	125
Allnex USA Inc.
Term Loan B-3, 0.00%, 09/13/23 (f)	94	94
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.54%, 10/31/23	444	445
Anchor Glass Container Corp.
1st Lien Term Loan, 4.29%, 11/22/23	165	165
Axalta Coating Systems US Holdings Inc.
Term Loan, 0.00%, 06/30/24 (f)	305	306
Berlin Packaging LLC
Term Loan B, 4.30%, 10/01/21	913	914
2nd Lien Term Loan, 0.00%, 10/01/22 (f)	170	171
Berry Plastics Group Inc.
Term Loan K, 3.37%, 02/08/20	947	947
Term Loan L, 3.37%, 01/06/21	385	385
Term Loan I, 3.54%, 10/01/22	259	259
BWAY Holding Co.
Term Loan B, 4.33%, 03/22/24	285	285
Consolidated Container Co. LLC
1st Lien Term Loan, 4.54%, 05/09/24	170	171
KIK Custom Products Inc.
Term Loan B, 5.79%, 08/26/22	285	287
Penn Engineering & Manufacturing Corp.
Term Loan B, 0.00%, 06/09/24 (f)	70	70
Quikrete Holdings Inc.
1st Lien Term Loan, 3.79%, 11/15/23	219	218
Reynolds Group Holdings Inc.
Term Loan, 4.04%, 01/14/23	1,324	1,325
SIG Combibloc US Acquisition Inc.
Term Loan, 4.23%, 03/13/22	723	727
Signode Industrial Group US Inc.
Term Loan B, 3.90%, 05/01/21	380	380
Solenis International LP
1st Lien Term Loan, 4.45%, 07/02/21	814	816
2nd Lien Term Loan, 7.95%, 07/02/22	115	115
Tekni-Plex Inc.
Term Loan B, 4.73%, 06/01/22	544	546
TMS International Corp.
Term Loan B, 4.67%, 10/16/20	398	399

See accompanying Notes to Financial Statements.

133

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Univar Inc.
Term Loan B, 3.79%, 07/01/22	496	496
		9,646
Real Estate 0.2%
Capital Automotive LP
1st Lien Term Loan, 4.22%, 03/16/24	455	458
2nd Lien Term Loan, 7.22%, 03/21/25	290	294
Communications Sales & Leasing Inc.
Term Loan B, 4.04%, 10/24/22	170	170
Equinix Inc.
Term Loan B, 3.54%, 01/09/23	597	600
		1,522
Telecommunication Services 1.4%
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	1,265	1,250
Consolidated Communications Inc.
Delayed Draw Term Loan B-2, 0.00%, 10/05/23 (f)	195	195
Term Loan B, 4.05%, 12/31/23	253	254
Frontier Communications Corp.
Delayed Draw Term Loan A, 3.98%, 03/31/21	88	86
Term Loan B-1, 4.91%, 05/31/24	600	591
Greeneden US Holdings II LLC
Term Loan B, 5.16%, 12/01/23	556	557
Intelsat Jackson Holdings SA
Term Loan B-2, 4.00%, 06/30/19	1,703	1,688
Level 3 Financing Inc.
Term Loan B, 3.47%, 02/17/24	465	466
Premiere Global Services Inc.
1st Lien Term Loan, 7.72%, 12/08/21	359	357
SBA Senior Finance II LLC
Term Loan B-1, 3.48%, 03/24/21	197	198
Incremental Term Loan B-2, 3.48%, 06/10/22	413	413
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	828	828
Syniverse Holdings Inc.
Term Loan, 4.17%, 04/23/19	459	428
Term Loan B, 4.30%, 04/23/19	305	284
Telesat Canada
Term Loan B-4, 4.15%, 11/17/23	408	410
Virgin Media Bristol LLC
Term Loan I, 3.91%, 01/31/25	255	255
Zayo Group LLC
Term Loan B-2, 3.72%, 01/12/24	243	243
Ziggo Secured Finance Partnership
Term Loan E, 3.66%, 04/23/25	635	633
		9,136
Utilities 0.6%
Calpine Construction Finance Co. LP
Term Loan B-2, 3.73%, 01/01/22	826	821
Calpine Corp.
Term Loan B-5, 4.05%, 06/15/22	173	172
Term Loan B-7, 4.05%, 05/15/23	277	277
Dynegy Inc.
Term Loan C, 4.34%, 06/27/23	818	816
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 06/23/18 (f)	580	581
NRG Energy Inc.
Term Loan B, 3.55%, 06/07/23	554	553
Talen Energy Supply LLC
Term Loan B-1, 5.05%, 07/15/23	506	468
Term Loan B-2, 5.05%, 04/06/24	211	195
Vistra Operations Co. LLC
Term Loan B-2, 4.46%, 12/12/23	219	219
		4,102
Total Variable Rate Senior Loan Interests (cost $114,186)		113,740
GOVERNMENT AND AGENCY OBLIGATIONS 48.5%
Collateralized Mortgage Obligations 0.7%
Federal Home Loan Mortgage Corp.
Series 2017-M2-HQA2, 3.81%, 12/25/29 (a)	2,020	2,023
Series 2017-M2-DNA2, REMIC, 4.67%, 10/25/29 (a)	2,520	2,655
		4,678
Mortgage-Backed Securities 23.3%
Federal Home Loan Mortgage Corp.
TBA, 3.00%, 07/15/32 - 07/15/47 (g)	15,280	15,502
TBA, 3.50%, 07/15/47 (g)	21,110	21,677
TBA, 4.00%, 07/15/47 (g)	27,820	29,244
TBA, 4.50%, 07/15/47 (g)	2,870	3,074
Federal National Mortgage Association
TBA, 3.00%, 07/15/32 - 07/15/47 (g)	11,645	11,769
TBA, 3.50%, 07/15/47 (g)	17,515	17,981
TBA, 4.00%, 07/15/47 (g)	36,595	38,456
TBA, 4.50%, 07/15/47 (g)	4,990	5,351
Government National Mortgage Association
TBA, 3.50%, 07/15/47 (g)	3,255	3,370
TBA, 4.00%, 07/15/47 (g)	6,165	6,485
		152,909
Sovereign 4.6%
Argentina Government International Bond
7.13%, 06/28/17	200	182
Argentina Republic Government International Bond
8.28%, 12/31/33 (c)	855	946
7.13%, 07/06/36	150	149
2.50%, 12/31/38 (h)	660	432
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24 (b)	200	196
Belize Government International Bond
4.94%, 02/20/34 (h)	283	173
Bermuda Government International Bond
4.85%, 02/06/24 (b)	280	302
3.72%, 01/25/27	200	201
Brazil Government International Bond
4.88%, 01/22/21	600	629
7.13%, 01/20/37	150	171
Colombia Government International Bond
8.13%, 05/21/24	240	306
7.38%, 09/18/37	140	181
Costa Rica Government International Bond
7.16%, 03/12/45 (b)	336	353
Croatia Government International Bond
6.75%, 11/05/19	400	435
6.63%, 07/14/20	300	331
5.50%, 04/04/23	300	328
6.00%, 01/26/24	200	224
6.00%, 01/26/24 (b)	260	292
Dominican Republic International Bond
6.88%, 01/29/26	400	445
7.45%, 04/30/44 (b)	188	214
7.45%, 04/30/44	100	114
6.85%, 01/27/45	100	107
Ecuador Government International Bond
9.63%, 06/02/27	200	200
Egypt Government International Bond
6.88%, 04/30/40	280	265
8.50%, 01/31/47	200	215
El Salvador Government International Bond
6.38%, 01/18/27	191	171
8.63%, 02/28/29	54	56
7.65%, 06/15/35	200	188
7.63%, 02/01/41	150	139
Eskom Holdings SOC Ltd.
7.13%, 02/11/25 (b)	219	223
Export Credit Bank of Turkey
5.38%, 10/24/23 (b)	200	203
Hungary Government International Bond
7.63%, 03/29/41	250	372
Indonesia Government International Bond
4.13%, 01/15/25	200	206
4.35%, 01/08/27	200	209
Ivory Coast Government International Bond
5.75%, 12/31/32	951	913
Jordan Government International Bond
6.13%, 01/29/26	200	205
Mexico Government International Bond
4.15%, 03/28/27	200	207
4.60%, 01/23/46	250	244

See accompanying Notes to Financial Statements.

134

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

4.35%, 01/15/47	200	189
Mongolia Government International Bond
8.75%, 03/09/24	200	217
Nigeria Government International Bond
7.88%, 02/16/32	400	433
Oman Government International Bond
3.63%, 06/15/21	200	199
3.88%, 03/08/22	200	199
Panama Government International Bond
8.88%, 09/30/27	150	214
Pertamina Persero PT
5.63%, 05/20/43	650	673
Petroleos de Venezuela SA
6.00%, 05/16/24	300	113
Republic of Armenia
7.15%, 03/26/25 (b)	253	277
Republic of Colombia
6.13%, 01/18/41	100	115
Republic of Ghana
10.75%, 10/14/30	470	582
Republic of Indonesia
4.75%, 01/08/26	300	322
Republic of Iraq
5.80%, 01/15/28	540	480
Republic of Serbia
7.25%, 09/28/21	430	497
6.75%, 11/01/24 (h)	111	113
Russia Federal Bond
4.25%, 06/23/27	600	598
South Africa Government Bond
6.50%, 02/28/41, ZAR	181,050	9,656
South Africa Government International Bond
4.30%, 10/12/28	377	352
Sri Lanka Government International Bond
6.85%, 11/03/25	513	541
6.83%, 07/18/26	200	211
Turkey Government International Bond
7.50%, 11/07/19	790	866
7.38%, 02/05/25	309	358
6.00%, 03/25/27	200	213
Ukraine Government International Bond
7.75%, 09/01/21	140	142
7.75%, 09/01/23 - 09/01/26 (b)	327	322
7.75%, 09/01/25 - 09/01/27	450	437
0.00%, 05/31/40 (a) (b)	400	155
Uruguay Government International Bond
5.10%, 06/18/50	492	505
Venezuela Government International Bond
8.25%, 10/13/24	290	125
Zambia Government International Bond
8.50%, 04/14/24	200	209
		30,040
Treasury Inflation Indexed Securities 8.3%
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (i)	8,605	8,449
2.00%, 01/15/26 (i)	16,078	18,007
2.50%, 01/15/29 (i)	2,392	2,876
3.88%, 04/15/29 (i)	18,846	25,586
		54,918
U.S. Treasury Securities 11.6%
U.S. Treasury Bond
5.50%, 08/15/28	9,335	12,208
4.50%, 02/15/36	820	1,060
3.88%, 08/15/40	13,775	16,414
U.S. Treasury Note
2.63%, 04/30/18	4,000	4,044
1.50%, 08/31/18	10,400	10,421
1.38%, 04/30/20	1,385	1,379
2.13%, 12/31/21	4,865	4,927
2.75%, 02/15/24	18,640	19,389
1.63%, 02/15/26	6,460	6,139
		75,981
Total Government And Agency Obligations (cost $321,485)		318,526
COMMON STOCKS 0.0%
Energy 0.0%
Frontera Energy Corp. (j)	4	118
Frontera Energy Corp. (e) (j)	—	8
Total Common Stocks (cost $203)		126
INVESTMENT COMPANIES 9.6%
iShares iBoxx $ High Yield Corporate Bond ETF (c)	269	23,763
iShares JPMorgan USD Emerging Markets Bond ETF	109	12,500
PowerShares Emerging Markets Sovereign Debt Portfolio (c)	120	3,521
SPDR Barclays High Yield Bond ETF (c)	628	23,371
Total Investment Companies (cost $61,251)		63,155
SHORT TERM INVESTMENTS 8.9%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (k) (l)	15,881	15,881
Securities Lending Collateral 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (l)	17,696	17,696
Treasury Securities 3.8%
U.S. Treasury Bill
1.21%, 05/24/18 (m)	25,000	24,733
Total Short Term Investments (cost $58,307)		58,310
Total Investments 123.7% (cost $802,231)		813,134
Other Derivative Instruments 0.0%		191
Other Assets and Liabilities, Net (23.7)%		(156,159)
Total Net Assets 100.0%		$657,166

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $25,369 and 3.9%, respectively.

(c) All or portion of the security was on loan.

(d) Perpetual security.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $153,586.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Non-income producing security.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(m) All or a portion of the security is pledged or segregated as collateral.

JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 95.4%
Argentina 0.2%
Banco Macro SA - Class B - ADR	9	$797
Brazil 6.0%
BM&F Bovespa SA	562	3,328
Fleury SA	103	829
Iguatemi Empresa de Shopping Centers SA	251	2,467
Linx SA	265	1,391
Localiza Rent a Car SA	229	3,134
Odontoprev SA	704	2,475
Raia Drogasil SA	225	4,797
Smiles SA	227	4,098
		22,519

See accompanying Notes to Financial Statements.

135

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Cayman Islands 0.2%
Himax Technologies Inc. - ADR (a)	113	928
China 17.6%
3SBio Inc. (a) (b) (c)	2,834	3,770
AAC Technologies Holdings Inc.	699	8,767
Bloomage BioTechnology Corp. Ltd. (a)	3,273	6,298
Brilliance China Automotive Holdings Ltd.	2,486	4,545
China Lodging Group Ltd. - ADR (b)	87	7,048
China Maple Leaf Educational Systems Ltd. (a)	2,758	2,258
Fu Shou Yuan International Group Ltd. (d) (e)	5,401	3,263
HOSA International Ltd. (a)	9,952	3,112
New Oriental Education & Technology Group - ADR (b)	105	7,415
Shanghai La Chapelle Fashion Co. Ltd. - Class H (c)	626	778
Sinopharm Group Co. Ltd. - Class H	627	2,843
TAL Education Group - ADS	102	12,454
Vipshop Holdings Ltd. - ADR (b)	363	3,832
		66,383
Colombia 0.4%
Cementos Argos SA	435	1,688
Egypt 1.2%
Commercial International Bank Egypt SAE	1,023	4,521
Georgia 1.7%
Bank of Georgia Holdings Plc	140	6,366
Greece 1.0%
JUMBO SA	212	3,874
Hong Kong 4.1%
Kerry Logistics Network Ltd.	2,016	2,984
Mandarin Oriental International Ltd. (a)	1,248	2,499
Minth Group Ltd.	606	2,572
Sunny Optical Technology Group Co. Ltd.	821	7,411
		15,466
Hungary 1.0%
OTP Bank Plc	114	3,817
India 12.0%
Ajanta Pharma Ltd.	183	4,385
Arvind Ltd.	932	5,217
Bharat Forge Ltd.	143	2,417
Biocon Ltd.	1,828	9,387
Coromandel International Ltd.	386	2,519
Glenmark Pharmaceuticals Ltd.	204	2,006
Kaveri Seed Co. Ltd. (b)	354	3,583
Mindtree Ltd.	319	2,618
Shree Cement Ltd.	5	1,205
Shriram Transport Finance Co. Ltd.	304	4,717
Symphony Ltd.	71	1,509
Syngene International Ltd. (c)	703	5,140
VOLTAS Ltd.	103	734
		45,437
Indonesia 2.0%
Ace Hardware Indonesia Tbk PT	60,694	4,832
PT Indocement Tunggal Prakarsa Tbk	1,867	2,577
		7,409
Kenya 0.5%
Equity Group Holdings Ltd.	4,649	1,692
Malaysia 4.0%
Karex Bhd	5,214	2,068
My EG Services Bhd	25,324	12,956
		15,024
Mexico 2.9%
Alsea SAB de CV	1,546	5,851
Gentera SAB de CV	1,914	2,871
Grupo Rotoplas SAB de CV (a)	1,502	2,317
		11,039
Netherlands 0.4%
DP Eurasia NV (b) (c)	594	1,407
Pakistan 0.9%
Lucky Cement Ltd.	410	3,276
Peru 0.4%
Credicorp Ltd.	7	1,333
Philippines 1.4%
International Container Terminal Services Inc.	1,241	2,408
Jollibee Foods Corp.	495	2,005
Philippine Seven Corp.	254	908
		5,321
Poland 1.7%
KRUK SA	79	6,558
Portugal 1.5%
Jeronimo Martins SGPS SA	297	5,804
Russian Federation 0.9%
Moscow Exchange MICEX-RTS OAO	1,964	3,477
South Africa 3.5%
Ascendis Health Ltd. (a)	687	1,137
Aspen Pharmacare Holdings Ltd.	119	2,618
Capitec Bank Holdings Ltd.	83	5,307
Discover Ltd.	308	3,010
Mediclinic International Plc	119	1,156
		13,228
South Korea 10.5%
Amorepacific Corp.	12	3,319
Caregen Co. Ltd. (a)	27	1,508
Celltrion Inc. (a) (b)	53	5,351
Cosmax Inc. (a)	39	3,888
Medy-Tox Inc. (a)	21	10,317
NCSoft Corp.	16	5,332
Nutribiotech Co. Ltd. (a) (b)	91	1,668
Samsung Biologics Co. Ltd. (a) (b) (c)	4	1,027
Seegene Inc. (b)	134	4,435
Vieworks Co. Ltd.	56	2,824
		39,669
Sri Lanka 1.5%
Commercial Bank of Ceylon Plc	2,143	1,945
John Keells Holdings Plc	3,103	3,618
		5,563
Taiwan 13.5%
AirTAC International Group	363	4,307
Catcher Technology Co. Ltd.	444	5,337
Cub Elecparts Inc.	380	4,983
Eclat Textile Co. Ltd.	213	2,604
eMemory Technology Inc.	499	6,530
Hota Industrial Manufacturing Co. Ltd.	1,508	7,479
Largan Precision Co. Ltd.	59	9,465
President Chain Store Corp.	373	3,359
Sporton International Inc.	673	3,409
Taiwan Liposome Co. Ltd. (b)	282	846
Voltronic Power Technology Corp.	171	2,820
		51,139
Thailand 1.7%
Beauty Community PCL	6,861	2,181
Bumrungrad Hospital PCL	288	1,453
KCE Electronics PCL	674	2,153
Minor International PCL	595	705
		6,492
Turkey 0.8%
Logo Yazilim Sanayi Ve Ticaret A/S (b)	176	2,960
United Arab Emirates 0.6%
Emaar Malls Group PJSC	3,215	2,215
United States of America 1.0%
Globant SA (a) (b)	88	3,808
Vietnam 0.3%
Vietnam Dairy Products JSC	163	1,130
Total Common Stocks (cost $294,334)		360,340
PREFERRED STOCKS 0.9%
Colombia 0.9%
Banco Davivienda SA	295	3,243
Total Preferred Stocks (cost $2,795)		3,243
SHORT TERM INVESTMENTS 9.3%
Investment Companies 4.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (f) (g)	16,462	16,462

See accompanying Notes to Financial Statements.

136

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Securities Lending Collateral 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (g)	18,621	18,621
Total Short Term Investments (cost $35,083)		35,083
Total Investments 105.6% (cost $332,212)		398,666
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (5.6)%		(21,081)
Total Net Assets 100.0%		$377,596

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $12,122 and 3.2%, respectively.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.3%
Atlas Senior Loan Fund Ltd.
Series 2012-AR-2A, 2.40%, 01/30/24 (a) (b)	988	$988
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 3.78%, 06/25/35 (a)	98	96
Bayview Opportunity Master Fund IIIB Trust
Series 2017-A1-RN2, 3.47%, 04/28/32 (a) (b)	283	284
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,373	1,457
Series 2011-12A1-RR5, REMIC, 5.04%, 03/26/37 (a) (b)	925	946
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3A2-3, REMIC, 3.19%, 05/25/33 (a)	22	23
Series 2003-2A1-9, REMIC, 3.68%, 02/25/34 (a)	191	199
Series 2004-22A1-9, REMIC, 3.62%, 11/25/34 (a)	172	174
Series 2004-22A1-10, REMIC, 3.65%, 01/25/35 (a)	107	108
Series 2005-2A1-1, REMIC, 3.43%, 03/25/35 (a)	236	235
Series 2005-A2-2, REMIC, 3.64%, 03/25/35 (a)	21	21
Series 2005-A1-5, REMIC, 2.58%, 08/25/35 (a)	28	28
Bear Stearns Alt-A Trust
Series 2005-24A1-10, REMIC, 3.20%, 01/25/36 (a)	419	398
Series 2006-21A1-4, REMIC, 3.36%, 08/25/36 (a)	198	157
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 2.22%, 08/25/37 (a)	508	511
Series 2005-M2-HE12, REMIC, 1.72%, 12/25/35 (a)	600	599
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.06%, 12/26/46 (a)	552	500
CDGJ Commercial Mortgage Trust
Series 2014-A-BXCH, REMIC, 2.56%, 12/15/27 (a) (b)	589	590
CELF Low Levered Partners Plc
Series 2006-A3-1A, 4.16%, 03/04/24, EUR (a) (b)	71	81
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.44%, 02/25/37 (a)	38	38
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 2.57%, 08/25/24 (a) (b)	4,799	4,787
Citigroup Mortgage Loan Trust
Series 2005-M3-HE4, REMIC, 1.68%, 10/25/35 (a)	3,422	2,837
Series 2015-1A1-2, REMIC, 1.22%, 06/25/47 (a) (b)	5,697	5,493
Citigroup Mortgage Loan Trust Inc.
Series 2005-A1-6, REMIC, 2.69%, 08/25/35 (a)	31	32
Series 2005-2A2B-3, REMIC, 3.18%, 08/25/35 (a)	215	157
Series 2005-A2-6, REMIC, 3.18%, 08/25/35 (a)	39	39
Series 2007-A3A-AMC2, REMIC, 1.30%, 01/25/37 (a)	80	52
Series 2007-A3A-AHL3, REMIC, 1.28%, 05/25/37 (a)	165	121
Series 2007-22AA-10, REMIC, 3.67%, 09/25/37 (a)	1,049	962
College Loan Corp. Trust
Series 2007-A1-2, 1.41%, 01/25/24 (a)	800	788
Cordatus CLO I Plc
Series 2006-A2-1X, 0.76%, 01/30/24, GBP (a)	34	44
Cordatus CLO II Plc
Series 2007-A1F-1X, 0.00%, 07/25/24, EUR (a)	422	482
Cordatus CLO III Plc
Series 2007-A2-1X, 0.76%, 07/25/24, GBP (a)	362	472
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-11A1-12, REMIC, 3.40%, 08/25/34 (a)	150	143
Series 2004-5A-HYB7, REMIC, 3.25%, 11/20/34 (a)	113	115
Series 2004-2A1-HYB5, REMIC, 3.07%, 04/20/35 (a)	125	129
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 3.31%, 04/25/34 (a)	108	109
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	804	379
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 1.34%, 07/25/37 (a) (b)	139	94
CVP Cascade CLO Ltd.
Series 2013-A1R-CLO1, 2.30%, 01/16/26 (a) (b)	900	900
CWABS Asset-Backed Certificates Trust
Series 2005-MV3-11, REMIC, 1.75%, 02/25/36 (a)	4,100	3,999
Eaton Vance CDO X Plc
Series 2007-A2-10X, 1.41%, 02/22/27 (a)	144	144
Series 2007-VFNU-10X, 1.47%, 02/22/27 (a) (c)	300	299
Eurosail-UK 2007-3bl Plc
Series 2007-A3A-3X, 1.24%, 06/13/45, GBP (a)	1,738	2,219
Series 2007-A3C-3A, 1.24%, 06/13/45, GBP (a) (b)	598	763
Finn Square CLO Ltd.
Series 2012-A1R-1A, 2.51%, 12/24/23 (a) (b)	483	483
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 1.53%, 07/25/36 (a)	2,930	2,781
First NLC Trust
Series 2007-A1-1, REMIC, 1.29%, 08/25/37 (a) (b)	306	181
Flagship VII Ltd.
Series 2013-A1R-7A, 2.28%, 01/20/26 (a) (b)	4,400	4,400
Fortress Credit BSL II Ltd.
Series 2013-A1FR-2A, 2.31%, 10/19/25 (a) (b)	2,900	2,900
Grifonas Finance Plc
Series 1-A, 0.04%, 08/28/39, EUR (a)	990	866
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (b)	4,300	4,567
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.50%, 01/25/35 (a)	120	121
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 3.27%, 04/19/34 (a)	218	220
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.34%, 07/19/26 (a) (b)	9,600	9,600
Hillmark Funding
Series 2006-A1-1A, 1.42%, 05/21/21 (a) (b)	195	195
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 1.55%, 10/25/35 (a)	416	404
IndyMac INDA Mortgage Loan Trust
Series 2005-2A1-AR1, REMIC, 3.69%, 11/25/35 (a)	268	262

See accompanying Notes to Financial Statements.

137

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

IndyMac INDX Mortgage Loan Trust
Series 2005-4A1-AR1, REMIC, 3.26%, 03/25/35 (a)	353	354
Series 2005-A1-16IP, REMIC, 1.86%, 07/25/45 (a)	201	184
Jamestown CLO V Ltd.
Series 2014-AR-5A, 2.38%, 01/17/27 (a) (b)	5,500	5,500
JPMorgan Mortgage Acquisition Trust
Series 2007-AV3-CH2, REMIC, 1.34%, 10/25/33 (a)	747	748
JPMorgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.41%, 07/25/35 (a)	145	148
Series 2005-7A1-A6, REMIC, 3.20%, 08/25/35 (a)	250	253
Series 2005-2A1-A6, REMIC, 3.27%, 08/25/35 (a)	187	189
Series 2005-4A1-A6, REMIC, 3.25%, 09/25/35 (a)	59	57
Series 2008-1A1-R2, REMIC, 2.67%, 07/27/37 (a) (b)	563	579
Long Beach Mortgage Loan Trust
Series 2006-1A1-WL1, REMIC, 1.45%, 01/25/36 (a)	826	826
Marche Mutui 4 Srl
Series A-4, 0.06%, 02/25/55, EUR (a)	14	16
Marche Mutui Srl
Series 6-A-1, 1.92%, 07/27/19, EUR (a)	233	267
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.16%, 12/25/33 (a)	400	402
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 1.97%, 10/25/35 (a)	89	80
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 3.08%, 02/25/33 (a)	144	145
Series 2004-2A2-A1, REMIC, 3.30%, 02/25/34 (a)	217	226
Series 2005-2A-2, REMIC, 2.71%, 10/25/35 (a)	245	250
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-A1-HE6, REMIC, 1.28%, 05/25/37 (a)	107	66
Series 2004-M3-NC7, REMIC, 2.19%, 07/25/34 (a)	601	565
MortgageIT Trust
Series 2004-M2-2, REMIC, 2.22%, 12/25/34 (a)	685	662
Navient Student Loan Trust
Series 2016-A-7A, 2.37%, 12/25/28 (a) (b)	2,616	2,646
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 1.53%, 10/07/20 (a)	1,211	1,213
Series 2010-2A-R3, REMIC, 1.64%, 12/08/20 (a)	2,465	2,475
Nomura Home Equity Loan Inc.
Series 2005-M3-FM1, REMIC, 1.98%, 05/25/35 (a)	2,735	2,363
OAKC Mortgage Trust
Series 2013-A1R-9A, 2.17%, 10/20/25 (a) (b)	5,300	5,300
OneMain Financial Issuance Trust
Series 2014-A-2A, 2.47%, 12/18/17 (b)	2,443	2,445
Palmer Square CLO Ltd.
Series 2013-A1AR-2A, 2.38%, 10/17/27 (a) (b)	3,800	3,801
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 3.12%, 08/25/33 (a)	125	129
Race Point VII CLO Ltd.
Series 2012-AR-7A, 2.38%, 11/08/24 (a) (b)	1,449	1,449
RASC Trust
Series 2005-M2-KS11, REMIC, 1.64%, 12/25/35 (a)	500	483
Series 2006-M1-KS3, REMIC, 1.55%, 04/25/36 (a)	1,000	958
RBSCF Trust
Series 2010-CSCA-RR4, REMIC, 5.69%, 07/16/17 (a) (b)	81	81
Series 2010-CMLA-RR4, REMIC, 6.33%, 08/16/17 (a) (b)	280	280
Residential Asset Securitization Trust
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	29	29
Shackleton IV CLO Ltd.
Series 2013-AR-4A, 2.28%, 01/13/25 (a) (b)	600	600
SLM Student Loan Trust
Series 2008-A-9, 2.66%, 10/25/17 (a)	3,136	3,203
Series 2007-A3-3, REMIC, 1.20%, 04/25/19 (a)	3,000	2,994
Stanwich Mortgage Loan Co.
Series 2016-NOTE-NPA1, REMIC, 3.84%, 11/16/19 (a) (b)	3,068	3,075
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4A1-1, REMIC, 3.40%, 02/25/34 (a)	365	374
Series 2004-5A-18, REMIC, 3.53%, 12/25/34 (a)	156	153
Structured Asset Mortgage Investments II Trust
Series 2004-1A1-AR5, REMIC, 1.87%, 10/19/34 (a)	23	23
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-2A2-BC3, REMIC, 1.36%, 06/25/37 (a)	422	423
SWAN Trust
Series 10-A-1, 2.91%, 04/25/41, AUD (a)	143	110
Symphony CLO VIII LP
Series 2012-AR-8A, 2.26%, 01/09/23 (a) (b)	3,962	3,963
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (a)	473	59
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.11%, 04/25/45 (a)	290	293
Series 2006-A2B-4, REMIC, 2.99%, 07/25/36 (a)	256	250
TICP CLO Ltd.
Series 2014-A1AR-2A, 2.32%, 07/20/26 (a) (b)	8,300	8,313
US Residential Opportunity Fund III Trust
Series 2016-A-3III, 3.60%, 10/27/18 (b) (d)	1,487	1,489
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (d)	562	563
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (b) (d)	1,911	1,913
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (b)	4,600	4,870
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 2.73%, 03/25/33 (a)	70	71
Series 2003-A7-AR5, REMIC, 3.06%, 06/25/33 (a)	177	188
Series 2003-2A-AR9, REMIC, 2.85%, 09/25/33 (a)	187	189
Series 2005-3A1-AR10, REMIC, 3.31%, 08/25/35 (a)	60	56
Series 2005-2A1-AR14, REMIC, 3.06%, 12/25/35 (a)	162	156
Series 2006-1A-AR9, REMIC, 1.73%, 08/25/46 (a)	3,111	2,849
Series 2007-1A-OA4, REMIC, 1.50%, 05/25/47 (a)	414	394
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-AA, REMIC, 3.03%, 12/25/34 (a)	181	182
Series 2006-3A1-AR8, REMIC, 3.17%, 04/25/36 (a)	635	634
Total Non-U.S. Government Agency Asset-Backed Securities (cost $130,820)		132,528
CORPORATE BONDS AND NOTES 5.2%
Consumer Discretionary 0.0%
Time Warner Cable Inc.
8.25%, 04/01/19	100	110
5.00%, 02/01/20	200	213
		323
Energy 0.6%
El Paso Corp.
7.25%, 06/01/18	200	209
Enbridge Inc.
1.95%, 06/15/20 (a)	6,200	6,197
Regency Energy Partners LP
5.75%, 09/01/20	100	108
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (d)	100	109
Spectra Energy Partners LP
1.92%, 06/05/20 (a)	5,800	5,823
		12,446

See accompanying Notes to Financial Statements.

138

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Financials 3.9%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	500	513
4.63%, 10/30/20	400	425
Ally Financial Inc.
6.25%, 12/01/17	7,300	7,422
3.25%, 02/13/18	9,700	9,767
3.75%, 11/18/19	200	205
Bank of America NA
1.75%, 06/05/18	6,500	6,510
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	4,046
Deutsche Bank AG
4.25%, 10/14/21	7,000	7,330
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	200	205
General Motors Financial Co. Inc.
3.10%, 01/15/19	100	101
2.35%, 10/04/19	100	100
2.42%, 10/04/19 (a)	100	101
Goldman Sachs Group Inc.
2.45%, 09/15/20 (a)	5,800	5,893
ING Bank NV
2.63%, 12/05/22 (b)	2,000	2,018
John Deere Capital Corp.
1.58%, 06/22/20 (a)	7,000	7,009
MetLife Inc.
6.82%, 08/15/18	200	211
Mitsubishi UFJ Financial Group Inc.
3.08%, 03/01/21 (a)	2,700	2,810
Navient Corp.
5.88%, 03/25/21	100	106
Petrobras Global Finance BV
8.38%, 05/23/21	3,100	3,476
6.13%, 01/17/22	4,600	4,762
4.38%, 05/20/23	100	94
8.75%, 05/23/26	300	345
6.63%, 01/16/34, GBP	200	253
Petrobras International Finance Co.
5.38%, 01/27/21	100	102
Royal Bank of Scotland Group Plc
4.70%, 07/03/18	100	102
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	800	960
Santander Holdings USA Inc.
2.64%, 11/24/17 (a)	300	301
SLM Corp.
4.63%, 09/25/17	100	100
5.50%, 01/15/19	1,600	1,665
Synchrony Financial
2.58%, 11/09/17 (a)	500	502
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	3,000	3,002
UBS AG
1.54%, 12/07/18 (a) (c) (e)	5,400	5,402
1.80%, 06/08/20 (a) (b)	5,400	5,410
Volkswagen Group of America Finance LLC
1.64%, 05/22/18 (a) (b)	500	501
2.13%, 05/23/19 (b)	1,000	1,001
2.45%, 11/20/19 (b)	200	201
		82,951
Health Care 0.0%
Celgene Corp.
2.30%, 08/15/18	100	101
Industrials 0.1%
International Lease Finance Corp.
5.88%, 04/01/19	1,400	1,487
6.25%, 05/15/19	400	429
8.25%, 12/15/20	500	589
Ryder System Inc.
2.45%, 09/03/19	100	101
		2,606
Real Estate 0.2%
Akelius Residential Property AB
3.38%, 09/23/20, EUR	100	123
American Tower Corp.
2.80%, 06/01/20	200	203
Unibail-Rodamco SE
1.93%, 04/16/19 (a)	3,500	3,486
		3,812
Telecommunication Services 0.4%
AT&T Inc.
1.81%, 01/15/20 (a)	1,900	1,909
2.02%, 07/15/21 (a) (f)	5,800	5,844
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	100	101
Telefonica Emisiones SAU
5.88%, 07/15/19	400	430
		8,284
Total Corporate Bonds And Notes (cost $109,265)		110,523
GOVERNMENT AND AGENCY OBLIGATIONS 112.4%
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 1.61%, 08/15/33 (a)	552	553
Series T-1A1-62, REMIC, 1.89%, 10/25/44 (a)	326	328
Series T-1A1-63, REMIC, 1.86%, 02/25/45 (a)	247	248
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 1.28%, 07/25/37 (a)	130	125
Government National Mortgage Association
Series 2017-FB-H10, 2.55%, 04/20/67 (a)	2,701	2,789
		4,043
Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corp.
3.03%, 07/01/36 (a)	194	203
2.74%, 09/01/36 (a)	215	223
2.94%, 10/01/36 (a)	102	107
1.61%, 09/15/42	6,511	6,546
Federal National Mortgage Association
2.77%, 11/01/35 (a)	26	27
3.46%, 03/01/36 (a)	41	43
3.76%, 06/01/36 (a)	16	16
TBA, 3.50%, 09/15/47 (g)	4,000	4,094
		11,259
Municipal 0.0%
Tobacco Settlement Finance Authority
7.47%, 06/01/47	295	288
Non-U.S. Government Agency Asset-Backed Securities 0.2%
SLM Student Loan Trust
Series 2003-A5-2, 0.00%, 12/15/23, EUR (a)	255	290
Series 2004-A5-2, 0.00%, 01/25/24, EUR (a)	1,712	1,945
Series 2003-A5-5, 0.00%, 06/17/24, EUR (a)	814	924
South Carolina Student Loan Corp.
Series A3-2005, 1.34%, 12/01/23 (a)	1,600	1,597
		4,756
Sovereign 5.2%
Argentina Republic Government International Bond
6.88%, 01/26/27	5,000	5,171
Autonomous Community of Catalonia, Spain
4.95%, 02/11/20, EUR	1,800	2,195
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (h)	77,600	22,449
0.00%, 07/01/18, BRL (h)	227,200	63,094
Hellenic Republic Government International Bond
4.50%, 07/03/17, JPY	170,000	1,510
Mexico Bonos
4.75%, 06/14/18, MXN	41,790	2,257
7.75%, 05/29/31, MXN	3,891	230
Mexico Bonos de Proteccion al Ahorro
7.16%, 01/04/18, MXN (a) (c)	194,700	11,080
United Kingdom Gilt Treasury Bond
1.50%, 07/22/47, GBP	180	215
United Kingdom Treasury Bond
3.25%, 01/22/44, GBP	350	582
		108,783
Treasury Inflation Indexed Securities 104.4%
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (i)	5,645	5,912

See accompanying Notes to Financial Statements.

139

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Corp. Andina de Fomento Inflation Indexed Note
3.95%, 10/15/21, MXN (a) (i)	11,503	658
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/27, JPY (i)	1,821,449	16,935
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (j)	14,500	11,322
3.00%, 09/20/30, NZD (j)	2,500	2,139
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (g) (i)	50,474	50,230
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/18 (i) (k)	1,167	1,173
1.38%, 07/15/18 (g) (i) (k)	1,236	1,256
1.88%, 07/15/19 (g) (i) (k)	22,217	23,161
1.38%, 01/15/20 (g) (i) (k)	92,723	96,113
1.25%, 07/15/20 (g) (i)	39,557	41,220
0.63%, 01/15/24 - 01/15/26 (g) (i)	191,951	193,443
0.13%, 04/15/20 - 07/15/24 (g) (i)	566,852	564,336
0.25%, 01/15/25 (g) (i)	42,813	42,037
2.38%, 01/15/25 (g) (i)	227,884	259,468
2.00%, 01/15/26 (g) (i)	100,876	112,981
0.13%, 04/15/19 - 07/15/26 (g) (i) (k)	29,421	28,964
0.38%, 07/15/23 - 01/15/27 (g) (i)	198,508	199,055
2.38%, 01/15/27 (i) (k)	3,031	3,531
1.75%, 01/15/28 (g) (i)	14,053	15,654
3.63%, 04/15/28 (i)	86,552	113,032
2.50%, 01/15/29 (g) (i)	62,492	75,137
3.88%, 04/15/29 (g) (i)	10,195	13,841
2.13%, 02/15/40 - 02/15/41 (i)	51,290	63,814
0.75%, 02/15/42 - 02/15/45 (g) (i)	41,911	39,464
0.63%, 07/15/21 - 02/15/43 (g) (i) (k)	51,009	51,957
1.38%, 02/15/44 (g) (i)	73,569	80,018
1.00%, 02/15/46 (g) (i)	53,622	53,605
0.88%, 02/15/47 (g) (i)	14,901	14,472
United Kingdom Inflation Indexed Bond
0.13%, 03/22/44 - 11/22/65, GBP (i)	13,482	28,993
		2,203,921
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	418	446
U.S. Treasury Securities 1.9%
U.S. Treasury Bond
3.00%, 02/15/47 - 05/15/47 (g)	18,080	18,686
U.S. Treasury Note
1.88%, 04/30/22	300	300
2.75%, 02/15/24 (g)	19,900	20,699
		39,685
Total Government And Agency Obligations (cost $2,402,327)		2,373,181
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Co. - Series L, 7.50% (l) (m)	1	656
Total Preferred Stocks (cost $500)		656
SHORT TERM INVESTMENTS 9.2%
Certificates of Deposit 3.0%
Barclays Bank Plc, 1.95%, 11/06/17 (a)	6,000	6,013
Barclays Bank Plc, 1.71%, 03/16/18 (a)	4,500	4,508
Credit Suisse AG, 2.03%, 09/12/17 (a)	8,900	8,913
Mitsubishi UFJ Trust & Banking Corp., 1.99%, 09/19/17 (a)	3,400	3,403
Natixis, 1.98%, 09/25/17 (a)	11,900	11,918
Norinchukin Bank, 1.87%, 10/11/17 (a)	12,500	12,518
Sumitomo Mitsui Banking Corp., 1.95%, 09/15/17 (a)	3,500	3,505
Sumitomo Mitsui Trust Bank Ltd., 1.86%, 10/06/17 (a)	3,600	3,604
Sumitomo Mitsui Trust Bank Ltd., 2.00%, 09/18/17 (a)	7,700	7,708
		62,090
Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 0.88% (n) (o)	6,003	6,003
Treasury Securities 2.8%
Argentina Treasury Bill
0.00%, 07/14/17 - 12/15/17	7,300	7,251
Brazil Letras do Tesouro Nacional
0.00%, 10/01/17, BRL	19,600	5,782
0.00%, 04/01/18, BRL	21,300	6,040
Japan Treasury Bill
0.00%, 07/10/17 - 08/07/17, JPY	3,760,000	33,432
Mexico Cetes
0.36%, 08/17/17, MXN	5,358	2,925
U.S. Treasury Bill
0.91%, 08/31/17 (k)	3,687	3,681
		59,111
U.S. Government Agency Obligations 3.1%
Federal Home Loan Bank
1.01%, 08/25/17 (p)	65,800	65,696
Total Short Term Investments (cost $193,565)		192,900
Total Investments 133.1% (cost $2,836,477)		2,809,788
Total Purchased Options 0.1% (cost $2,880)		2,543
Other Derivative Instruments (0.2)%		(4,922)
Other Assets and Liabilities, Net (33.0)%		(696,476)
Total Net Assets 100.0%		$2,110,933

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $98,015 and 4.6%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) All or portion of the security was on loan.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $2,020,074.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Treasury inflation indexed note, par amount is not adjusted for inflation.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Perpetual security.

(m) Convertible security.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(p) The security is a direct debt of the agency and not collateralized by mortgages.

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.0%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 1.33%, 01/25/37 (a)	4,636	$2,946
Accredited Mortgage Loan Trust
Series 2004-A2-1, 1.82%, 04/25/34 (a)	638	606
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 1.82%, 02/25/36 (a)	15,650	14,951
Alpine Securitization
Series 2005-A3-32T1, REMIC, 2.22%, 08/25/35 (a)	9,870	7,217
Series 2005-1A1-59, REMIC, 1.54%, 11/20/35 (a)	8,616	8,033
Series 2006-A1B-OA12, REMIC, 1.40%, 09/20/46 (a)	5,194	4,037
Alternative Loan Trust
Series 2005-2A1-J12, REMIC, 1.49%, 11/25/35 (a)	3,864	2,543
American Home Mortgage Assets Trust
Series 2006-A1-5, REMIC, 1.65%, 11/25/46 (a)	12,722	6,537
Series 2007-A1-1, REMIC, 1.43%, 02/25/47 (a)	8,851	5,699
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 3.41%, 02/25/45 (a)	130	131
AmeriCredit Automobile Receivables Trust
Series 2017-A1-1, 0.92%, 02/20/18	2,583	2,583

See accompanying Notes to Financial Statements.

140

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M1-R8, REMIC, 1.69%, 10/25/35 (a)	10,030	10,036
Amortizing Residential Collateral Trust
Series 2002-A-BC4, REMIC, 1.80%, 07/25/32 (a)	18	17
Ares Enhanced Loan Investment Strategy IR Ltd.
Series 2013-A1BR-IRAR, 2.55%, 07/23/25 (a) (b)	11,300	11,301
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 2.35%, 04/17/26 (a) (b)	9,000	9,018
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-A2C-W2, REMIC, 1.58%, 10/25/35 (a)	1,974	1,974
Atlas Senior Loan Fund Ltd.
Series 2012-AR-2A, 2.40%, 01/30/24 (a) (b)	11,092	11,092
BAMLL Commercial Mortgage Securities Trust
Series 2016-A-ASHF, REMIC, 3.06%, 03/15/28 (a) (b)	9,800	9,998
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 3.51%, 02/20/35 (a)	1,042	1,050
Series 2005-A1-D, REMIC, 3.18%, 05/25/35 (a)	12,778	13,293
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	13	14
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (b)	10,957	11,271
BCAP LLC Trust
Series 2012-6A6-RR1, REMIC, 1.20%, 03/26/18 (a) (b)	15,670	14,693
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,727	1,833
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (b)	1,090	884
Series 2011-12A1-RR5, REMIC, 5.04%, 03/26/37 (a) (b)	289	296
Series 2010-5A3-RR11, REMIC, 3.40%, 03/27/37 (a) (b)	8,618	6,420
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (b)	5,616	4,344
Bear Stearns Adjustable Rate Mortgage Trust
Series 2000-A1-2, REMIC, 2.75%, 11/25/30 (a)	1	1
Series 2002-1A1-11, REMIC, 2.95%, 02/25/33 (a)	2	2
Series 2002-1A2-11, REMIC, 3.63%, 02/25/33 (a)	5	5
Series 2003-6A1-1, REMIC, 3.08%, 04/25/33 (a)	26	26
Series 2003-4A1-8, REMIC, 3.43%, 01/25/34 (a)	133	137
Series 2004-12A5-1, REMIC, 3.61%, 04/25/34 (a)	297	300
Series 2004-2A1-8, REMIC, 3.32%, 11/25/34 (a)	473	467
Series 2005-A2-2, REMIC, 3.64%, 03/25/35 (a)	825	838
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 3.47%, 05/25/35 (a)	300	299
Series 2005-26A1-7, REMIC, 3.34%, 09/25/35 (a)	14,443	11,107
Series 2005-22A1-7, REMIC, 3.36%, 09/25/35 (a)	193	171
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-AQ1, REMIC, 2.19%, 03/25/35 (a)	8,840	8,776
Series 2006-1M1-HE1, REMIC, 1.63%, 12/25/35 (a)	3,746	3,760
Series 2007-1A3-HE3, REMIC, 1.47%, 01/25/37 (a)	4,795	4,441
Series 2007-1A2-HE3, REMIC, 1.42%, 04/25/37 (a)	1,575	1,762
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 1.48%, 10/25/36 (a)	7,682	7,640
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.42%, 01/26/36 (a)	634	575
Series 2007-2A1-R6, REMIC, 3.06%, 12/26/46 (a)	379	344
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 2.52%, 03/25/37 (a) (b)	2,947	2,878
BNC Mortgage Loan Trust
Series 2007-A2-2, REMIC, 1.32%, 05/25/37 (a)	628	626
Chase Issuance Trust
Series 2017-A-A1, 1.46%, 01/15/20 (a)	9,400	9,426
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.15%, 12/25/35 (a)	1,079	1,065
ChaseFlex Trust
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	790	702
CIFC Funding Ltd.
Series 2012-A1R-3A, 2.24%, 01/29/25 (a) (b)	6,139	6,139
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	1,481	1,451
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 3.73%, 11/25/35 (a)	6,894	6,479
Series 2005-A2A-11, REMIC, 2.93%, 12/25/35 (a)	48	49
Series 2007-A3A-AHL3, REMIC, 1.28%, 05/25/37 (a)	412	301
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (b) (c)	4,801	4,766
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	3,905	4,325
Countrywide Alternative Loan Trust
Series 2005-1A2-27, REMIC, 2.13%, 08/25/35 (a)	624	639
Series 2006-1A1A-OA17, REMIC, 1.41%, 12/20/46 (a)	8,598	6,938
Series 2006-A1-OA21, REMIC, 1.40%, 03/20/47 (a)	5,846	4,891
Series 2007-A1A-OA7, REMIC, 1.40%, 05/25/47 (a)	383	360
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 1.37%, 04/25/34 (a)	2,603	2,396
Series 2004-M1-3, REMIC, 1.97%, 06/25/34 (a)	159	157
Series 2007-1A-2, REMIC, 1.36%, 10/25/35 (a)	5,930	5,063
Series 2005-M3-BC5, REMIC, 1.72%, 12/25/35 (a)	5,000	4,691
Series 2007-1A-9, REMIC, 1.42%, 02/25/36 (a)	14,206	12,342
Series 2006-1A-26, REMIC, 1.36%, 06/25/37 (a)	7,980	6,941
Series 2007-1A-13, REMIC, 2.06%, 06/25/36 (a)	2,732	2,551
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,727	2,760
Series 2004-A2-HYB6, REMIC, 3.14%, 11/20/34 (a)	817	825
Series 2004-A3-22, REMIC, 3.12%, 11/25/34 (a)	364	369
Series 2004-1A1-HYB9, REMIC, 3.35%, 02/20/35 (a)	406	405
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	2,484	2,171
Series 2005-3A2A-HYB9, REMIC, 3.31%, 02/20/36 (a)	81	74
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 1.59%, 03/25/32 (a) (b)	34	32
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	2,340	2,341
Series 2010-4A4-18R, REMIC, 3.25%, 04/26/38 (a) (b)	3,114	3,210
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	2,393	1,911
CSMC Trust
Series 2014-A1-RPL2, REMIC, 3.50%, 03/25/54 (a) (b)	13,387	13,659
CVS Pass-Through Trust
Series A, 6.94%, 01/10/30	297	353
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 1.68%, 04/25/36 (a)	5,400	5,203
Series 2005-2AV-17, REMIC, 1.46%, 05/25/36 (a)	7,213	7,113
Series 2006-2A3-17, REMIC, 1.46%, 03/25/47 (a)	6,698	4,455
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates
Series 2005-1A3-WF1, REMIC, 3.37%, 06/26/35 (a) (b)	1,261	1,254
Dryden XXV Senior Loan Fund
Series 2012-AR-25A, 2.36%, 01/15/25 (a) (b)	11,330	11,347

See accompanying Notes to Financial Statements.

141

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Equity One Mortgage Pass-Through Trust
Series 2002-AV1-3, 1.78%, 11/25/32 (a)	23	22
Eurohome UK Mortgages Plc
Series 2007-A-1, 0.44%, 06/15/44, GBP (a)	3,626	4,571
Finn Square CLO Ltd.
Series 2012-A1R-1A, 2.51%, 12/24/23 (a) (b)	7,239	7,251
First Franklin Mortgage Loan Trust
Series 2005-M2-FFH2, REMIC, 2.03%, 04/25/35 (a) (b)	1,134	1,132
Series 2005-A4-FF9, REMIC, 1.94%, 10/25/35 (a)	3,802	3,689
First Horizon Asset Securities Inc.
Series 2005-4A1-AR6, REMIC, 3.01%, 02/25/36 (a)	646	610
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.89%, 10/25/35 (a)	1,396	1,321
GE-WMC Asset-Backed Pass-Through Certificates
Series 2005-A2C-2, REMIC, 1.47%, 12/25/35 (a)	4,092	3,925
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2A-1A, 1.51%, 03/16/20 (b)	7,700	7,699
GoldenTree Loan Opportunities IX Ltd.
Series 2014-AR-9A, 2.54%, 10/29/26 (a) (b)	7,000	7,018
GS Mortgage Securities Trust
Series 2016-WMB-GS3, 3.60%, 10/10/49 (b)	9,000	8,954
GSAMP Trust
Series 2006-A1-HE4, REMIC, 1.36%, 06/25/36 (a)	1,708	1,526
Series 2006-A2C-FM2, REMIC, 1.37%, 09/25/36 (a)	8,604	4,185
Series 2007-A2B-FM2, REMIC, 1.31%, 01/25/37 (a)	3,032	1,951
Series 2007-A1-HS1, REMIC, 2.07%, 02/25/37 (a)	3,965	4,015
GSR Mortgage Loan Trust
Series 2005-2A1-AR6, REMIC, 3.11%, 09/25/35 (a)	578	600
Series 2005-6A1-AR7, REMIC, 3.15%, 11/25/35 (a)	185	184
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 1.65%, 05/19/35 (a)	96	93
Series 2005-3A1-4, REMIC, 3.58%, 07/19/35 (a)	385	354
Highlander Euro CDO III BV
Series 2007-A-3X, 0.00%, 05/01/23, EUR (a) (b)	431	492
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/05/23 (b)	10,000	9,913
Home Equity Asset Trust
Series 2005-M4-2, REMIC, 2.27%, 07/25/35 (a)	2,769	2,780
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.58%, 12/25/35 (a)	3,000	2,832
Hyundai Auto Lease Securitization Trust
Series 2017-A2B-B, 1.44%, 12/16/19 (a) (b)	6,900	6,905
IndyMac ARM Trust
Series 2001-A2-H2, REMIC, 2.22%, 01/25/32 (a)	—	—
IndyMac INDX Mortgage Loan Trust
Series 2005-A3-AR11, REMIC, 3.20%, 08/25/35 (a)	2,126	1,881
Series 2005-1A1-AR31, REMIC, 3.17%, 01/25/36 (a)	458	398
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-AFL-FLRR, 2.61%, 07/15/17 (a) (b)	3,608	3,608
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-A-ATRM, REMIC, 2.96%, 10/05/20 (b)	11,100	11,207
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 1.46%, 05/25/36 (a)	7,618	7,390
Series 2007-MV6-CH1, REMIC, 1.77%, 11/25/36 (a)	2,414	2,151
Series 2007-MV1-CH2, REMIC, 1.50%, 01/25/37 (a)	4,800	4,275
JPMorgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	99	87
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	1,051	1,100
Kitty Hawk CLO LLC
Series 2015-A1R-1A, 2.37%, 04/15/27 (a) (b)	5,000	5,000
KKR Financial CLO Ltd.
Series 2013-A1AR-2A, 2.60%, 01/23/26 (a) (b)	6,000	6,000
Lehman XS Trust
Series 2005-1A3-4, REMIC, 2.02%, 10/25/35 (a)	2,104	2,028
Series 2007-3A3-2N, REMIC, 1.39%, 02/25/37 (a)	8,135	6,044
Long Beach Mortgage Loan Trust
Series 2004-A5-5, REMIC, 1.78%, 09/25/34 (a)	198	187
Series 2006-1A-7, REMIC, 1.37%, 08/25/36 (a)	9,692	5,879
Malin CLO BV
Series 2007-VFNE-1X, 0.00%, 05/07/23, EUR (a) (b)	4,886	5,567
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 5.34%, 12/25/32 (a)	1,500	1,534
Series 2005-M5-WMC1, REMIC, 2.22%, 03/25/35 (a)	5,005	4,734
Series 2006-A3-NC2, REMIC, 1.33%, 08/25/36 (a)	11,374	6,149
Series 2006-A3-AM3, REMIC, 1.39%, 10/25/36 (a)	4,538	4,336
Series 2007-A2-WMC1, REMIC, 1.27%, 01/25/37 (a)	348	136
Series 2007-A1-HE2, REMIC, 2.37%, 08/25/37 (a)	7,370	6,118
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-A2-TBC3, REMIC, 2.61%, 10/20/29 (a)	49	49
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 3.15%, 05/25/33 (a)	262	271
Series 2005-2A3-A6, REMIC, 1.60%, 08/25/35 (a)	4,088	3,882
Series 2005-3A-2, REMIC, 2.05%, 10/25/35 (a)	58	56
Series 2005-1A-2, REMIC, 2.54%, 10/25/35 (a)	5,253	5,227
Series 2005-5A-3, REMIC, 1.47%, 11/25/35 (a)	94	90
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-A3-8, REMIC, 6.08%, 07/12/17 (a)	388	389
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/15/24	9,000	9,190
Series 2016-ASB-C31, REMIC, 2.95%, 12/15/25	3,500	3,551
Morgan Stanley Capital I Trust
Series 2015-A-XLF1, REMIC, 2.31%, 08/14/19 (a) (b)	4,218	4,206
Series 2014-B-CPT, REMIC, 3.56%, 07/13/21 (a) (b)	490	506
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-HE1, REMIC, 2.12%, 07/25/32 (a)	984	976
MortgageIT Trust
Series 2005-A1-5, REMIC, 1.48%, 12/25/35 (a)	4,327	4,009
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 1.73%, 09/25/35 (a)	1,900	1,869
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.79%, 08/25/35 (a)	1,542	1,551
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 1.98%, 08/25/35 (a)	3,700	3,415
Series 2007-2A2-6, REMIC, 1.35%, 07/25/37 (a)	1,044	646
Panther CDO V BV
Series V-A-1-A, 0.04%, 10/15/84, EUR (a) (b)	1,614	1,831
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-WCW1, REMIC, 1.92%, 05/25/35 (a)	1,700	1,611
Series 2005-M1-WCW3, REMIC, 1.70%, 08/25/35 (a)	1,381	1,362
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 1.62%, 02/25/34 (a)	17	17
Race Point VII CLO Ltd.
Series 2012-AR-7A, 2.38%, 11/08/24 (a) (b)	5,508	5,507

See accompanying Notes to Financial Statements.

142

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

RALI Trust
Series 2006-A1-QO6, REMIC, 1.40%, 06/25/46 (a)	12,560	5,487
RAMP Trust
Series 2005-M5-EFC1, REMIC, 2.19%, 05/25/35 (a)	12,706	12,337
RASC Trust
Series 2005-M1-KS1, REMIC, 1.89%, 02/25/35 (a)	3,376	3,342
Series 2006-AI3-KS9, REMIC, 1.38%, 09/25/36 (a)	4,779	4,360
Series 2006-1A3-EMX9, REMIC, 1.39%, 09/25/36 (a)	3,123	2,907
Series 2006-A4-KS7, REMIC, 1.46%, 09/25/36 (a)	2,874	2,746
Series 2007-A3-KS1, REMIC, 1.37%, 11/25/36 (a)	10,428	9,991
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 1.47%, 02/26/37 (a) (b)	1,775	1,755
Reperforming Loan REMIC Trust
Series 2006-AF1-R1, 1.56%, 01/25/36 (a) (b)	6,759	6,274
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.32%, 01/25/36 (a)	9,311	7,912
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 2.19%, 03/25/35 (a)	400	401
Series 2006-A3-FR3, REMIC, 1.47%, 05/25/36 (a)	3,738	2,346
Series 2007-A2A-HE1, REMIC, 1.28%, 12/25/36 (a)	268	92
SLM Student Loan Trust
Series 2008-A-9, 2.66%, 10/25/17 (a)	3,731	3,809
Series 2003-A6-11, 1.80%, 12/15/25 (a) (b)	10,400	10,420
SMB Private Education Loan Trust
Series 2017-A-1-A, 1.61%, 08/15/19 (a) (b)	5,767	5,771
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 1.35%, 12/25/36 (a)	1,022	1,019
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	8,125	8,173
Structured Asset Investment Loan Trust
Series 2004-A4-11, REMIC, 2.12%, 01/25/35 (a)	2,602	2,612
Series 2006-A4-1, REMIC, 1.53%, 01/25/36 (a)	2,500	2,084
Structured Asset Mortgage Investments II Trust
Series 2005-A3-AR5, REMIC, 1.46%, 07/19/35 (a)	305	297
Series 2007-2A1-AR2, REMIC, 1.48%, 03/25/37 (a)	941	689
Structured Asset Mortgage Investments Trust
Series 2002-A1-AR3, REMIC, 1.87%, 09/19/32 (a)	22	21
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-4A-1A, REMIC, 2.89%, 02/25/32 (a)	1	1
Uropa Securities Plc
Series 2007-A3A-1, 0.54%, 10/10/40, GBP (a)	9,300	11,385
VB-S1 Issuer LLC
Series 2016-D-1A, 4.46%, 06/15/21 (d) (e)	2,000	1,991
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	187	205
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.61%, 10/15/26 (a) (b)	6,000	6,002
WaMu Mortgage Pass-Through Certificates
Series 2006-3A3-AR8, REMIC, 2.92%, 08/25/36 (a)	2,936	2,734
Series 2007-4A1-HY1, REMIC, 3.03%, 02/25/37 (a)	244	223
Series 2007-3A3-HY1, REMIC, 3.14%, 02/25/37 (a)	2,550	2,411
WaMu Mortgage Pass-Through Certificates
Series 2007-2A3-HY7, REMIC, 2.85%, 07/25/37 (a)	404	349
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-1A-AR9, REMIC, 1.56%, 11/25/46 (a)	3,085	2,439
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2002-2A2-AR1, REMIC, 2.40%, 02/25/31 (a)	—	—
Series 2005-1A3A-AR18, REMIC, 2.88%, 01/25/36 (a)	692	694
Series 2002-1A-AR9, REMIC, 2.13%, 08/25/42 (a)	70	71
Series 2002-1A-AR17, REMIC, 1.93%, 11/25/42 (a)	44	43
Series 2005-A1A1-AR13, REMIC, 1.51%, 10/25/45 (a)	86	85
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-CC, REMIC, 3.10%, 01/25/35 (a)	221	225
Series 2006-2A1-AR2, REMIC, 3.11%, 03/25/36 (a)	682	680
Series 2006-2A5-AR2, REMIC, 3.11%, 03/25/36 (a)	1,873	1,902
Series 2006-2A1-AR8, REMIC, 3.19%, 04/25/36 (a)	1,384	1,401
Series 2006-1A1-AR10, REMIC, 3.25%, 07/25/36 (a)	3,618	3,571
Total Non-U.S. Government Agency Asset-Backed Securities (cost $666,766)		695,425
CORPORATE BONDS AND NOTES 26.5%
Consumer Discretionary 0.2%
Altice SA
6.25%, 02/15/25, EUR (b)	4,200	5,241
7.63%, 02/15/25 (b) (f)	1,000	1,099
Wynn Las Vegas LLC
5.50%, 03/01/25 (b) (f)	2,000	2,106
		8,446
Energy 0.6%
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21	3,345	3,620
Enbridge Inc.
1.95%, 06/15/20 (a)	8,300	8,296
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22	581	310
6.35%, 06/30/22 (b)	2,234	1,207
Regency Energy Partners LP
5.50%, 04/15/23	1,600	1,654
4.50%, 11/01/23	4,200	4,364
		19,451
Financials 20.9%
Altice Financing SA
5.25%, 02/15/23, EUR (b)	1,400	1,693
6.63%, 02/15/23 (b)	2,300	2,441
AmSouth Bancorp
6.75%, 11/01/25	4,000	4,693
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	1,300	1,337
Banco de Credito e Inversiones
3.00%, 09/13/17 (b)	3,200	3,201
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (d) (g) (h)	6,400	2,173
Bank of America Corp.
2.63%, 04/19/21	4,600	4,616
2.15%, 04/24/23 (a)	10,600	10,636
4.13%, 01/22/24	3,900	4,114
Bank of America NA
6.00%, 10/15/36	3,200	4,041
Bank of Nova Scotia
1.88%, 04/26/21	10,000	9,905
Barclays Bank Plc
7.63%, 11/21/22	3,000	3,433
7.75%, 04/10/23 (a)	12,800	13,296
Barclays Plc
3.20%, 08/10/21	800	811
3.29%, 08/10/21 (a)	9,800	10,271
3.68%, 01/10/23	7,000	7,214
BBVA Bancomer SA
6.50%, 03/10/21 (b)	2,400	2,649
Blackstone CQP Holdco LP
6.50%, 03/20/21 (b)	12,300	12,775

See accompanying Notes to Financial Statements.

143

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Cantor Fitzgerald LP
6.50%, 06/17/22 (d) (e)	11,100	12,426
Capital One NA
2.33%, 08/17/18 (a)	22,500	22,692
Citigroup Inc.
1.70%, 04/27/18	6,000	5,993
2.05%, 06/07/19	2,700	2,699
2.15%, 06/07/19 (a)	5,200	5,249
2.90%, 12/08/21	7,800	7,879
2.75%, 04/25/22 (f)	10,600	10,594
2.63%, 09/01/23 (a) (f)	3,200	3,259
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	6,500	6,671
3.80%, 06/09/23	8,300	8,544
3.75%, 03/26/25	13,950	14,078
Daimler Finance North America LLC
1.88%, 01/11/18 (b)	5,500	5,507
Daiwa Securities Group Inc.
3.13%, 04/19/22 (b)	10,600	10,683
Deutsche Bank AG
3.09%, 05/10/19 (a)	21,100	21,518
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	5,900	6,412
Ford Motor Credit Co. LLC
1.74%, 09/08/17 (a)	1,400	1,400
2.10%, 01/09/18 (a)	5,000	5,013
2.94%, 01/08/19	6,200	6,280
General Motors Financial Co. Inc.
3.00%, 09/25/17	3,900	3,911
3.15%, 01/15/20	8,200	8,331
2.09%, 04/13/20 (a)	10,500	10,554
Goldman Sachs Group Inc.
2.37%, 04/30/18 (a)	7,500	7,558
2.45%, 09/15/20 (a)	6,400	6,503
3.50%, 01/23/25	870	880
3.75%, 05/22/25	9,900	10,121
HSBC Holdings Plc
3.40%, 03/08/21	5,000	5,135
2.95%, 05/25/21	5,000	5,060
ING Bank NV
2.63%, 12/05/22 (b)	11,800	11,908
JPMorgan Chase & Co.
2.75%, 06/23/20	3,000	3,048
2.55%, 10/29/20 - 03/01/21	19,000	19,130
2.68%, 03/01/21 (a)	6,500	6,695
4.50%, 01/24/22	2,800	3,032
3.63%, 05/13/24	6,360	6,559
3.90%, 07/15/25	10,700	11,142
JPMorgan Chase Bank NA
6.00%, 10/01/17	4,100	4,142
KBC Bank NV
8.00%, 01/25/23	10,000	10,275
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (b) (i)	36,800	50,126
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23), GBP (i) (j)	400	575
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,900	1,914
6.88%, 04/25/18	5,000	5,201
Mitsubishi UFJ Financial Group Inc.
3.08%, 03/01/21 (a)	8,700	9,053
Morgan Stanley
2.45%, 02/01/19	4,700	4,736
2.34%, 01/20/22 (a)	11,300	11,437
National Australia Bank Ltd.
1.79%, 07/23/18 (a) (b)	11,200	11,252
2.25%, 03/16/21 (b)	10,800	10,804
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (b)	1,900	1,994
7.25%, 12/15/21 (b)	1,700	1,791
Petrobras Global Finance BV
6.13%, 01/17/22	4,600	4,762
Piper Jaffray Cos.
5.06%, 10/09/18 (d) (e)	3,000	3,062
Royal Bank of Canada
2.30%, 03/22/21	10,900	10,931
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	5,200	6,240
Santander UK Group Holdings Plc
2.88%, 08/05/21	6,000	6,006
Santander UK Plc
2.50%, 03/14/19	9,303	9,379
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	5,700	5,673
SLM Corp.
8.45%, 06/15/18	5,602	5,900
Society of Lloyd's
4.75%, 10/30/24, GBP	1,800	2,636
Springleaf Finance Corp.
5.25%, 12/15/19	1,600	1,661
State Street Corp.
2.08%, 08/18/20 (a)	8,400	8,579
Sumitomo Mitsui Financial Group Inc.
2.90%, 03/09/21 (a)	3,700	3,811
2.93%, 03/09/21	4,100	4,163
Svenska Handelsbanken AB
2.40%, 10/01/20	22,700	22,824
Sveriges Sakerstallda Obligationer AB
4.00%, 09/18/19, SEK	183,000	23,717
Swedbank Hypotek AB
3.75%, 06/19/19, SEK	187,500	23,992
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	2,000	2,001
2.50%, 01/18/22 (b)	12,800	12,875
UBS AG
1.80%, 06/08/20 (a) (b)	5,200	5,209
UBS Group AG
3.00%, 04/15/21 (b)	19,700	19,997
UBS Group Funding Jersey Ltd.
2.65%, 02/01/22 (b)	4,800	4,766
Volkswagen Bank GmbH
0.08%, 11/27/17, EUR (a)	3,900	4,454
WEA Finance LLC
3.25%, 10/05/20 (b)	8,700	8,856
Wells Fargo & Co.
7.98%, (callable at 100 beginning 03/15/18) (i)	15,300	15,962
1.61%, 04/22/19 (a)	100	100
2.55%, 12/07/20	4,200	4,237
Wells Fargo Bank NA
1.87%, 12/06/19 (a)	6,500	6,567
		727,423
Financials 0.1%
US Capital Funding I Ltd.
2.05%, 05/01/34 (a) (b)	4,000	3,310
Health Care 0.6%
AbbVie Inc.
2.30%, 05/14/21	4,400	4,381
Actavis Funding SCS
3.45%, 03/15/22	3,000	3,092
Baxalta Inc.
4.00%, 06/23/25	4,000	4,171
Merck & Co. Inc.
2.75%, 02/10/25	3,800	3,785
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (b)	1,500	1,505
4.50%, 05/15/23, EUR	40	37
VRX Escrow Corp.
5.38%, 03/15/20 (b)	3,089	2,982
		19,953
Industrials 0.6%
A P Moller - Maersk A/S
2.55%, 09/22/19 (b)	5,000	5,036
Asciano Finance Ltd.
5.00%, 04/07/18 (d) (e)	4,600	4,682
International Lease Finance Corp.
7.13%, 09/01/18 (b)	4,308	4,550
6.25%, 05/15/19	3,400	3,644
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	1,668	1,654

See accompanying Notes to Financial Statements.

144

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (b) (c)	4,465	1,507
6.63%, 10/01/23 (b)	1,593	538
		21,611
Information Technology 0.4%
EMC Corp.
1.88%, 06/01/18	5,785	5,753
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	3,333	3,339
Oracle Corp.
2.40%, 09/15/23	3,400	3,356
		12,448
Real Estate 0.7%
AvalonBay Communities Inc.
3.45%, 06/01/25	11,700	11,870
ERP Operating LP
3.38%, 06/01/25	6,900	6,944
Host Hotels & Resorts LP
4.00%, 06/15/25	5,790	5,891
		24,705
Telecommunication Services 1.7%
Altice Finco SA
7.63%, 02/15/25 (b)	500	532
AT&T Inc.
1.81%, 01/15/20 (a)	8,800	8,841
2.02%, 07/15/21 (a) (f)	8,600	8,665
3.40%, 05/15/25	5,200	5,112
Verizon Communications Inc.
2.99%, 09/14/18 (a)	2,300	2,340
1.72%, 05/22/20 (a)	8,600	8,601
3.00%, 11/01/21	4,100	4,155
2.95%, 03/15/22 (b)	4,141	4,163
3.50%, 11/01/24	15,500	15,662
		58,071
Utilities 0.7%
Dynegy Inc.
6.75%, 11/01/19	12,600	12,974
7.38%, 11/01/22 (f)	6,000	5,943
FirstEnergy Corp.
2.85%, 07/15/22 (k)	200	200
Southern Power Co.
1.95%, 12/15/19	3,200	3,185
2.50%, 12/15/21	3,800	3,767
		26,069
Total Corporate Bonds And Notes (cost $914,661)		921,487
GOVERNMENT AND AGENCY OBLIGATIONS 78.0%
Collateralized Mortgage Obligations 3.3%
Federal Home Loan Mortgage Corp.
Series JZ-1507, REMIC, 7.00%, 05/15/23	49	54
Series F-2266, REMIC, 1.61%, 11/15/30 (a)	1	1
Series LZ-2764, REMIC, 4.50%, 03/15/34	4,554	4,903
Series T-A1-75, REMIC, 1.26%, 12/25/36 (a)	330	326
Series BF-4611, REMIC, 1.56%, 06/15/41 (a)	13,764	13,801
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,582	4,637
Series T-1A1-63, REMIC, 1.86%, 02/25/45 (a)	40	40
Federal National Mortgage Association
Series 2003-KP-25, REMIC, 5.00%, 04/25/33	104	113
Series 2006-3A2-5, REMIC, 3.13%, 05/25/35 (a)	38	40
Series 2007-A1-73, REMIC, 1.28%, 07/25/37 (a)	236	226
Series 2010-FD-135, REMIC, 1.72%, 06/25/39 (a)	4,605	4,619
Series 2003-1A1-W1, REMIC, 5.54%, 12/25/42 (a)	33	36
Series 2004-5AF-W2, REMIC, 1.57%, 03/25/44 (a)	133	132
Government National Mortgage Association
Series 2015-FB-H18, REMIC, 1.59%, 07/20/65 (a)	9,406	9,383
Series 2015-FB-H20, REMIC, 1.59%, 08/20/65 (a)	7,440	7,421
Series 2015-FK-H19, REMIC, 1.59%, 08/20/65 (a)	8,997	8,975
Series 2015-FC-H22, REMIC, 1.59%, 09/20/65 (a)	10,456	10,429
Series 2015-FA-H23, REMIC, 1.61%, 09/20/65 (a)	13,682	13,662
Series 2015-FM-H10, REMIC, 1.44%, 04/20/65 (a)	4,500	4,485
Series 2015-FA-H09, REMIC, 1.61%, 04/20/65 (a)	4,863	4,856
Series 2015-FT-H31, REMIC, 1.64%, 11/20/65 (a)	6,872	6,901
Series 2017-FB-H03, REMIC, 1.64%, 06/20/66 (a)	7,087	7,099
Series 2016-FG-H20, REMIC, 1.69%, 08/20/66 (a)	12,888	12,949
		115,088
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K023, REMIC, 1.41%, 08/25/22 (a)	29,748	1,616
Mortgage-Backed Securities 46.9%
Federal Home Loan Mortgage Corp.
3.06%, 07/01/27 (a)	—	—
5.50%, 05/01/26 - 08/15/40	3,610	4,011
6.00%, 08/01/26 - 05/01/40	4,045	4,581
TBA, 3.50%, 08/15/46 (l)	54,000	55,365
TBA, 4.00%, 08/15/46 (l)	25,000	26,240
TBA, 4.50%, 07/15/47 (l)	13,000	13,924
TBA, 6.00%, 07/15/47 (l)	1,000	1,125
Federal National Mortgage Association
3.89%, 07/01/21	2,659	2,821
3.00%, 04/01/21 - 06/01/22	5,509	5,655
3.33%, 11/01/21	90	94
3.16%, 05/01/22	12,374	12,819
2.31%, 08/01/22	4,000	3,999
4.00%, 05/01/18 - 01/01/46	26,264	27,564
4.50%, 12/01/17 - 07/01/42	15,445	16,374
2.87%, 09/01/27	2,800	2,788
3.50%, 11/01/28 - 06/01/29	7,947	8,292
6.50%, 07/01/29	—	—
TBA, 3.00%, 08/15/31 - 07/15/47 (l)	299,000	299,369
TBA, 3.50%, 08/15/31 - 09/15/47 (l)	410,000	420,065
5.50%, 07/01/17 - 09/01/41	44,756	49,816
3.02%, 01/01/35 (a)	561	586
2.97%, 01/01/36 (a)	6,996	7,366
6.00%, 10/01/17 - 04/01/39	1,548	1,755
2.09%, 09/01/40 (a)	2	2
5.00%, 05/01/23 - 04/01/44	8,831	9,650
1.89%, 06/01/43 (a)	192	193
TBA, 4.50%, 08/15/46 (l)	140,000	149,944
TBA, 5.00%, 08/15/46 (l)	17,000	18,551
TBA, 6.00%, 07/15/47 (l)	4,000	4,504
TBA, 4.00%, 07/15/32 - 09/15/47 (l)	386,000	404,914
Government National Mortgage Association
2.13%, 05/20/26 - 05/20/30 (a)	29	29
2.37%, 02/20/27 - 02/20/32 (a)	50	51
5.00%, 02/15/38 - 07/15/41	19,494	21,447
3.00%, 11/15/44 - 07/15/45	5,747	5,820
TBA, 3.50%, 08/15/46 (l)	7,000	7,237
TBA, 4.00%, 08/15/46 - 07/15/47 (l)	35,500	37,309
TBA, 3.00%, 07/15/47 (l)	3,000	3,030
TBA, 5.00%, 07/15/47 (l)	1,000	1,092
		1,628,382
Municipal 0.6%
Chicago Transit Authority
6.30%, 12/01/21	70	75
City of Chicago, IL
7.75%, 01/01/42	7,600	7,746
Iowa Tobacco Settlement Authority
6.50%, 06/01/23	110	110
New Jersey Economic Development Authority
insured by Assured Guaranty Municipal Corp., 0.00%, 02/15/19 (m)	5,410	5,185
State of Iowa
6.75%, 06/01/34	3,900	4,238
Tobacco Settlement Finance Authority
7.47%, 06/01/47	1,485	1,451
		18,805

See accompanying Notes to Financial Statements.

145

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Non-U.S. Government Agency Asset-Backed Securities 0.3%
Navient Student Loan Trust
Series 2017-A1-3X, 1.52%, 12/25/19 (a) (b)	9,900	9,900
Sovereign 4.8%
Autonomous Community of Andalusia, Spain
5.20%, 07/15/19, EUR	800	1,009
Banco Nacional de Desenvolvimento Economico e Social
4.13%, 09/15/17, EUR	1,000	1,150
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (m)	218,800	63,297
0.00%, 07/01/18, BRL (m)	123,300	34,241
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23, BRL	57,700	17,227
Japan Finance Organization for Municipalities
2.63%, 04/20/22 (b)	11,600	11,624
Kuwait International Government Bond
2.75%, 03/20/22 (b)	8,700	8,735
Province of Ontario, Canada
1.65%, 09/27/19	2,900	2,880
4.40%, 04/14/20	8,400	8,911
4.20%, 06/02/20, CAD	2,300	1,907
4.00%, 06/02/21, CAD	5,400	4,515
3.15%, 06/02/22, CAD	5,900	4,809
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	5,777
3.50%, 12/01/22, CAD	2,300	1,909
		167,991
Treasury Inflation Indexed Securities 8.4%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (n)	19,204	19,111
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (n) (o)	32,706	32,654
2.00%, 01/15/26 (n) (o)	22,053	24,699
0.38%, 01/15/27 (n)	34,923	34,301
2.38%, 01/15/27 (n) (o)	64,749	75,423
1.75%, 01/15/28 (n)	51,240	57,077
3.63%, 04/15/28 (n)	302	395
2.50%, 01/15/29 (n)	34,395	41,355
0.75%, 02/15/42 - 02/15/45 (n)	8,469	7,998
		293,013
U.S. Government Agency Obligations 0.5%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19 (o) (p)	18,500	18,403
Small Business Administration Participation Certificates
6.29%, 01/01/21	2	2
5.13%, 09/01/23	8	9
5.52%, 06/01/24	118	126
		18,540
U.S. Treasury Securities 13.1%
U.S. Treasury Bond
4.25%, 05/15/39	6,500	8,153
4.50%, 08/15/39	10,200	13,228
4.63%, 02/15/40	8,100	10,692
4.38%, 11/15/39 - 05/15/40	21,100	26,947
3.13%, 02/15/42	8,200	8,693
2.75%, 08/15/42 - 11/15/42	36,400	36,025
3.13%, 02/15/43 (l)	65,600	69,403
2.88%, 05/15/43	41,800	42,257
3.63%, 08/15/43	39,800	45,845
3.75%, 11/15/43	29,300	34,482
3.63%, 02/15/44 (o)	3,000	3,461
2.50%, 02/15/45 (l)	87,100	81,411
2.88%, 08/15/45 (o)	4,100	4,129
2.50%, 02/15/46 (o)	5,200	4,849
2.25%, 08/15/46	18,000	15,879
3.00%, 05/15/45 - 02/15/47	39,400	40,691
U.S. Treasury Note
0.63%, 09/30/17 (o)	1,065	1,064
2.00%, 08/31/21 (o)	500	504
1.75%, 09/30/22 (o)	7,700	7,629
2.00%, 11/15/26	1,000	975
		456,317
Total Government And Agency Obligations (cost $2,723,532)		2,709,652
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (d) (g) (q) (r)	128	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 19.5%
Certificates of Deposit 3.3%
Barclays Bank Plc, 1.95%, 11/06/17 (a)	12,300	12,328
Mitsubishi UFJ Trust & Banking Corp., 1.99%, 09/19/17 (a)	9,400	9,409
Mizuho Bank Ltd., 1.93%, 12/12/17 (a)	15,300	15,338
Natixis, 1.98%, 10/02/17 (a)	19,300	19,329
Natixis, 1.98%, 09/25/17 (a)	7,700	7,712
Norinchukin Bank, 1.87%, 10/10/17 (a)	20,000	20,040
Sumitomo Mitsui Banking Corp., 1.95%, 09/15/17 (a)	11,500	11,515
Sumitomo Mitsui Trust Bank Ltd., 2.00%, 09/18/17 (a)	18,500	18,520
		114,191
Commercial Paper 1.4%
Deutsche Telekom AG, 1.35%, 07/24/17 (b)	24,800	24,779
HP Enterprise Corp., 1.40%, 07/27/17 (b)	15,000	14,985
Standard Chartered Bank, 1.43%, 07/03/17 (b)	10,200	10,199
		49,963
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (s) (t)	28,272	28,272
Treasury Securities 9.6%
Argentina Treasury Bill
0.00%, 09/15/17 - 04/13/18	25,700	25,496
Brazil Letras do Tesouro Nacional
0.00%, 04/01/18, BRL	95,600	27,111
Japan Treasury Bill
0.00%, 08/07/17 - 08/28/17, JPY	31,390,000	279,120
		331,727
U.S. Government Agency Obligations 4.4%
Federal Home Loan Bank
0.96%, 07/17/17 (p)	10,850	10,845
0.93%, 07/19/17 (p)	41,800	41,778
1.00%, 07/20/17 (p)	53,100	53,071
1.01%, 08/01/17 (p)	7,900	7,893
1.03%, 08/04/17 - 08/28/17 (p)	31,900	31,853
1.02%, 07/31/17 - 08/08/17 (p)	5,900	5,895
1.01%, 08/25/17 (p)	2,900	2,895
		154,230
Total Short Term Investments (cost $682,746)		678,383
Total Investments 144.0% (cost $4,987,705)		5,004,947
Total Purchased Options 0.0% (cost $2,487)		941
Other Derivative Instruments (0.1)%		(3,861)
Other Assets and Liabilities, Net (43.9)%		(1,525,223)
Total Net Assets 100.0%		$3,476,804

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $556,564 and 16.0%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) All or portion of the security was on loan.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(i) Perpetual security.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

See accompanying Notes to Financial Statements.

146

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

(l) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $1,599,062.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) The security is a direct debt of the agency and not collateralized by mortgages.

(q) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/PPM America Floating Rate Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
American Express Credit Account Secured Note Trust
Series 2012-C-4, 1.96%, 10/16/17 (b) (c)	13,145	$13,160
American Express Issuance Trust
Series 2013-C-1, 1.86%, 03/15/18 (b)	633	634
American Express Issuance Trust II
Series 2013-B-1, 1.61%, 03/15/18 (b)	515	516
AmeriCredit Automobile Receivables Trust
Series 2017-A2B-1, 1.51%, 05/18/20 (b)	4,000	4,000
Series 2014-A3-3, REMIC, 1.15%, 06/10/19	309	309
Chase Issuance Trust
Series 2012-A10-A10, 1.42%, 12/15/17 (b)	3,500	3,503
CNH Equipment Trust
Series 2016-A2B-B, 1.56%, 10/15/19 (b)	1,381	1,383
Ford Credit Floorplan Master Owner Trust
Series 2014-A2-4, 1.51%, 08/15/17 (b)	1,400	1,400
GM Financial Automobile Leasing Trust
Series 2016-A2B-1, 1.81%, 07/20/18 (b)	340	341
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.74%, 05/15/18 (b) (c)	5,119	5,138
Westlake Automobile Receivables Trust
Series 2016-A2B-1A, 2.21%, 09/15/17 (b) (c)	977	978
Series 2015-A2B-3A, 2.09%, 05/17/21 (b) (c)	131	131
Total Non-U.S. Government Agency Asset-Backed Securities (cost $31,481)		31,493
CORPORATE BONDS AND NOTES 4.1%
Consumer Discretionary 0.9%
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (c)	1,438	1,521
American Greetings Corp.
7.88%, 02/15/25 (c)	807	872
ARAMARK Services Inc.
5.13%, 01/15/24	204	214
Beazer Homes USA Inc.
5.75%, 06/15/19	1,000	1,048
6.75%, 03/15/25 (c)	1,000	1,042
Churchill Downs Inc.
5.38%, 12/15/21	420	436
GLP Capital LP
5.38%, 11/01/23 - 04/15/26	523	569
Live Nation Entertainment Inc.
5.38%, 06/15/22 (c)	646	670
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (c)	1,756	1,826
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,616
PVH Corp.
4.50%, 12/15/22	229	236
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	131	145
Sally Holdings LLC
5.50%, 11/01/23	494	503
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (c)	427	431
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	1,000	1,038
Springs Industries Inc.
6.25%, 06/01/21	471	487
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (c)	1,000	1,073
WideOpenWest Finance LLC
10.25%, 07/15/19	885	909
		14,636
Consumer Staples 0.3%
Hearthside Group Holdings LLC
6.50%, 05/01/22 (c)	1,281	1,298
JBS Investments GmbH
7.25%, 04/03/24 (c)	1,500	1,338
Post Holdings Inc.
5.50%, 03/01/25 (c)	792	817
Spectrum Brands Inc.
5.75%, 07/15/25	952	1,021
		4,474
Energy 0.5%
Antero Resources Corp.
5.13%, 12/01/22	221	221
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (c)	1,000	1,154
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	1,000	1,066
DCP Midstream LLC
5.85%, 05/21/43 (b) (c)	182	168
Parsley Energy LLC
5.25%, 08/15/25 (c)	475	475
Regency Energy Partners LP
5.88%, 03/01/22	876	965
5.00%, 10/01/22	81	87
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	1,000	1,064
Summit Midstream Holdings LLC
5.75%, 04/15/25	500	503
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	1,425	1,453
Trinidad Drilling Ltd.
6.63%, 02/15/25 (c)	706	668
		7,824
Financials 0.3%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	201	213
Altice Financing SA
6.63%, 02/15/23 (c)	500	531
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	1,264	1,323
Navient Corp.
6.50%, 06/15/22	1,263	1,340
Stena AB
7.00%, 02/01/24 (c)	1,498	1,388
		4,795
Health Care 0.5%
Capsugel SA
7.00%, 05/15/19 (c) (d)	460	460
Centene Corp.
6.13%, 02/15/24	460	497
Community Health Systems Inc.
6.25%, 03/31/23	1,000	1,034
HCA Inc.
3.75%, 03/15/19	623	636
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (c)	827	844
Hologic Inc.
5.25%, 07/15/22 (c)	401	421
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (c)	593	644
Mallinckrodt International Finance SA
5.75%, 08/01/22 (c)	1,500	1,410

See accompanying Notes to Financial Statements.

147

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Tenet Healthcare Corp.
6.75%, 06/15/23	540	539
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (c)	292	293
5.88%, 05/15/23 (c)	1,000	858
		7,636
Industrials 0.6%
ACCO Brands Corp.
5.25%, 12/15/24 (c)	840	875
AECOM
5.13%, 03/15/27 (e) (f)	2,000	2,007
Aircastle Ltd.
5.00%, 04/01/23	1,000	1,068
4.13%, 05/01/24	1,000	1,018
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (e) (f)	877	912
Bombardier Inc.
6.00%, 10/15/22 (c)	773	774
7.50%, 03/15/25 (c)	403	418
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	476	496
Meritor Inc.
6.25%, 02/15/24	500	520
Terex Corp.
5.63%, 02/01/25 (c)	1,746	1,799
		9,887
Information Technology 0.2%
Entegris Inc.
6.00%, 04/01/22 (c)	750	785
NXP BV
5.75%, 03/15/23 (c)	242	255
Sanmina Corp.
4.38%, 06/01/19 (c)	750	770
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	464	494
		2,304
Materials 0.5%
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,000	1,050
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (c)	952	989
Hexion Inc.
10.38%, 02/01/22 (c)	1,288	1,270
Koppers Inc.
6.00%, 02/15/25 (c)	645	686
Olin Corp.
5.13%, 09/15/27	1,000	1,033
Scotts Miracle-Gro Co.
5.25%, 12/15/26	166	173
Signode Industrial Group Lux SA
6.38%, 05/01/22 (c)	1,000	1,048
Silgan Holdings Inc.
4.75%, 03/15/25 (c)	1,000	1,023
		7,272
Real Estate 0.1%
CyrusOne LP
5.00%, 03/15/24 (e) (f)	820	845
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	503	548
		1,393
Telecommunication Services 0.1%
CenturyLink Inc.
7.50%, 04/01/24	594	651
Sprint Corp.
7.13%, 06/15/24	624	694
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (c)	727	733
		2,078
Utilities 0.1%
AES Corp.
4.20%, 06/01/19 (b)	327	327
5.50%, 04/15/25	500	524
		851
Total Corporate Bonds And Notes (cost $61,114)		63,150
VARIABLE RATE SENIOR LOAN INTERESTS 92.2% (b)
Consumer Discretionary 23.3%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.48%, 02/15/24	2,443	2,436
Term Loan B-3, 3.55%, 02/15/24	1,663	1,659
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.05%, 05/18/21	2,910	2,889
Acosta Holdco Inc.
Term Loan, 4.48%, 09/26/21	2,810	2,506
Advantage Sales and Marketing Inc.
1st Lien Term Loan, 4.55%, 07/11/21	5,329	5,099
2nd Lien Term Loan, 7.80%, 07/10/22	900	860
Allied Universal Holdco LLC
Term Loan, 0.00%, 07/28/22 (g)	202	203
Term Loan, 5.05%, 07/28/22	4,933	4,943
AMAYA Holdings BV
Term Loan B, 4.80%, 08/01/21	8,298	8,305
AMC Entertainment Inc.
Term Loan, 3.46%, 04/30/20	2,023	2,026
Term Loan B, 3.47%, 12/15/23	768	769
American Axle and Manufacturing Inc.
Term Loan B, 3.47%, 03/10/24	3,366	3,332
American Tire Distributors Holdings Inc.
Term Loan, 5.48%, 10/01/21	3,638	3,656
Bass Pro Group LLC
Term Loan, 4.37%, 06/05/20	5,060	5,044
Term Loan B, 6.30%, 11/15/23 - 04/01/24	2,800	2,717
Bombardier Recreational Products Inc.
Term Loan B, 4.23%, 06/30/23	3,753	3,770
Boyd Gaming Corp.
Term Loan B-3, 3.69%, 09/15/23	4,769	4,778
Burlington Coat Factory Warehouse Corp.
Term Loan B-4, 3.96%, 08/13/21	1,792	1,796
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (h) (i) (j)	3,522	4,403
Term Loan, 0.00%, 04/03/24 (g)	6,416	6,394
Caesars Entertainment Resort Properties LLC
Term Loan B, 4.54%, 10/11/20	6,144	6,174
Caesars Growth Properties Holdings LLC
Term Loan, 4.23%, 05/08/21	3,075	3,088
CBS Radio Inc.
Term Loan B, 4.72%, 10/06/23	2,529	2,532
Term Loan B, 0.00%, 03/01/24 (g)	1,500	1,507
Centerplate Inc.
Term Loan A, 4.97%, 11/13/19	1,447	1,442
Term Loan A, 7.00%, 11/13/19	4	4
Charter Communications Operating LLC
Term Loan E, 3.23%, 07/01/20	2,716	2,723
Term Loan F, 3.23%, 01/03/21	454	455
Term Loan I, 3.48%, 01/15/24	1,135	1,138
CityCenter Holdings LLC
Term Loan B, 3.72%, 04/14/24	2,205	2,207
Coinamatic Canada Inc.
1st Lien Term Loan, 4.48%, 05/13/22	329	329
Constellis Holdings LLC
1st Lien Term Loan, 6.30%, 04/17/24	3,550	3,501
Creative Artists Agency LLC
1st Lien Term Loan B, 4.66%, 02/09/24	2,240	2,252
1st Lien Term Loan B, 6.75%, 02/09/24	6	6
CS Intermediate Holdco 2 LLC
Term Loan B, 3.55%, 11/02/23	1,582	1,581
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	7,914	7,853
CWGS Group LLC
Term Loan, 4.84%, 11/02/23	3,150	3,163
Term Loan, 4.98%, 11/02/23	34	34
Dealer Tire LLC
Term Loan B, 5.06%, 12/22/21 - 10/26/23	1,707	1,727
Delta 2 Lux SARL
Term Loan B-3, 4.50%, 07/30/21	8,137	8,138
2nd Lien Term Loan, 8.00%, 07/29/22	375	377
Dynacast International LLC
Term Loan B, 4.55%, 01/28/22	1,079	1,083
Eldorado Resorts LLC
Term Loan B, 3.38%, 03/15/24	2,690	2,667

See accompanying Notes to Financial Statements.

148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Entercom Radio LLC
Term Loan, 4.58%, 10/26/23	67	67
Term Loan, 4.70%, 10/26/23	787	790
Term Loan, 6.75%, 10/26/23	5	5
Equinox Holdings Inc.
Term Loan B, 4.48%, 03/10/24	748	751
ESH Hospitality Inc.
Term Loan B, 3.73%, 08/30/23	6,075	6,096
Expro FinServices SARL
Term Loan, 5.96%, 08/11/21	3,404	2,312
FGI Operating Co. LLC
Term Loan, 5.50%, 04/19/19	2,858	2,690
Fitness International LLC
Term Loan B, 5.48%, 07/01/20	5,918	5,994
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.73%, 06/27/20	2,521	2,536
Garda World Security Corp.
Term Loan, 5.23%, 05/12/24	3,649	3,670
Helix Gen Funding LLC
Term Loan B, 4.96%, 03/02/24	5,146	5,173
Hilton Worldwide Finance LLC
Term Loan B-2, 2.99%, 10/25/23	1,687	1,692
Term Loan B-2, 3.22%, 10/25/23	1,164	1,167
Hudson's Bay Co.
Term Loan B, 4.55%, 09/30/20	1,696	1,600
iHeartCommunications Inc.
Term Loan D, 7.98%, 01/30/19	9,000	7,328
Information Resources Inc.
1st Lien Term Loan, 5.47%, 01/15/24	5,067	5,080
Inmar Holdings Inc.
1st Lien Term Loan, 4.67%, 04/25/24	2,130	2,133
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, 06/28/24 (g) (j)	1,718	1,720
Term Loan B-2, 0.00%, 06/28/24 (g) (j)	907	908
Jo-Ann Stores Inc.
Term Loan, 0.00%, 10/20/23 (g)	2,107	2,096
La Quinta Intermediate Holdings LLC
Term Loan B, 3.91%, 04/14/21	6,920	6,943
Landry's Inc
Term Loan B, 3.83%, 09/20/23	1,988	1,981
Term Loan B, 3.97%, 09/20/23	2,999	2,987
Term Loan B, 3.98%, 09/20/23	106	106
Las Vegas Sands LLC
Term Loan B, 3.23%, 03/20/24	2,905	2,909
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.66%, 12/24/21	1,750	1,731
2nd Lien Term Loan, 7.91%, 06/23/23 (j)	287	285
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.23%, 10/12/23	3,175	3,192
Live Nation Entertainment Inc.
Term Loan B-3, 3.50%, 10/26/23	3,714	3,725
LTF Merger Sub Inc.
Term Loan B, 4.23%, 06/22/22	3,850	3,851
LTI Holdings Inc.
1st Lien Term Loan, 5.92%, 05/17/24	2,840	2,812
MA FinanceCo. LLC
Term Loan B-2, 3.67%, 11/19/21	2,595	2,590
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.48%, 04/20/23	2,624	2,626
Michaels Stores Inc.
Term Loan B-1, 3.84%, 01/27/23	970	967
Term Loan B-1, 3.91%, 01/27/23	167	167
Term Loan B-1, 3.98%, 01/27/23	2,627	2,619
Mohegan Tribal Gaming Authority
Term Loan B, 5.23%, 10/30/23	3,582	3,619
Nord Anglia Education Finance LLC
Term Loan, 4.70%, 03/31/21	866	869
NPC International Inc.
1st Lien Term Loan, 4.72%, 04/05/24	730	735
Numericable Group SA
Term Loan B-11, 3.94%, 07/31/25	5,185	5,138
Numericable US LLC
Term Loan B-10, 4.42%, 01/14/25	6,666	6,653
NVA Holdings Inc.
1st Lien Term Loan B-2, 4.80%, 08/14/21	354	356
Party City Holdings Inc.
Term Loan, 4.30%, 08/06/22	312	312
Term Loan, 4.18%, 08/06/22 - 08/19/22	4,339	4,341
Petco Animal Supplies Inc.
Term Loan B, 4.17%, 01/12/23	4,561	4,107
PetSmart Inc.
Term Loan B-2, 4.22%, 03/11/22	6,171	5,732
Planet Fitness Holdings LLC
Incremental Term Loan, 4.23%, 03/31/21	1,951	1,964
Incremental Term Loan, 4.30%, 03/31/21	729	734
Playa Resorts Holding BV
Term Loan B, 4.17%, 04/07/24	2,190	2,189
ProQuest LLC
Term Loan B, 5.48%, 10/24/21	2,956	2,965
Regal Cinemas Corp.
Term Loan, 3.23%, 04/01/22	2,593	2,596
Sally Holdings LLC
Term Loan B-1, 0.00%, 07/05/24 (g) (j)	1,200	1,200
Term Loan B-2, 0.00%, 07/05/24 (g) (j)	2,220	2,220
Scientific Games International Inc.
Term Loan B-3, 5.08%, 10/01/21	5,807	5,861
Term Loan B-3, 5.23%, 10/01/21	1,574	1,588
Seminole Hard Rock Entertainment Inc.
Term Loan B, 4.05%, 05/15/20	800	801
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.56%, 10/21/23	6,100	6,090
1st Lien Term Loan, 4.68%, 10/21/23	1,681	1,678
ServiceMaster Co.
Term Loan B, 3.73%, 11/08/23	8,258	8,291
Sinclair Television Group Inc.
Term Loan B-2, 3.48%, 01/06/24	2,379	2,380
Spin Holdco Inc.
Delayed Draw Term Loan, 0.00%, 11/14/22 (g)	476	473
Term Loan B, 0.00%, 11/14/22 (g)	1,744	1,733
SRAM LLC
Term Loan, 4.58%, 03/15/24	3,080	3,087
Term Loan, 6.75%, 03/15/24	56	57
Station Casinos LLC
Term Loan B, 3.71%, 05/24/23	6,428	6,417
TI Group Automotive Systems LLC
Term Loan, 3.98%, 06/25/22	3,537	3,531
Trader Corp.
Term Loan B, 4.54%, 09/28/23	1,800	1,792
Travelport Finance (Luxembourg) SARL
Term Loan B, 4.43%, 09/02/21	5,328	5,335
Tribune Media Co.
Term Loan, 4.23%, 12/27/20	279	279
Term Loan C, 4.23%, 01/20/24	3,477	3,484
Truck Hero Inc.
1st Lien Term Loan, 5.16%, 05/17/24	3,550	3,521
UFC Holdings LLC
1st Lien Term Loan, 4.47%, 07/22/23	4,732	4,738
Univision Communications Inc.
Term Loan C-5, 3.98%, 03/15/24	9,437	9,244
Vivid Seats Ltd.
1st Lien Term Loan, 0.00%, 06/21/24 (g)	3,000	3,004
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 4.29%, 05/15/22	1,881	1,881
WaveDivision Holdings LLC
Term Loan B, 3.93%, 08/08/19	4,937	4,940
WideOpenWest Finance LLC
Term Loan B, 4.70%, 08/17/23	8,129	8,115
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.48%, 03/19/21	6,243	6,262
1st Lien Term Loan, 4.29%, 05/06/21	15	15
WMG Acquisition Corp.
Term Loan D, 3.72%, 11/01/23	3,761	3,758
		358,950
Consumer Staples 2.7%
Albertsons LLC
Term Loan B-4, 3.98%, 08/25/21	1,683	1,661
Term Loan B-5, 4.30%, 12/21/22	1,767	1,746
Term Loan B-6, 4.25%, 06/22/23	5,249	5,186
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.97%, 01/26/24	3,476	3,364
2nd Lien Term Loan, 8.71%, 01/27/25	628	607

See accompanying Notes to Financial Statements.

149

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Coty Inc.
Term Loan B, 3.58%, 10/27/22	1,056	1,057
Del Monte Foods Inc.
1st Lien Term Loan, 4.43%, 01/26/21	1,930	1,549
1st Lien Term Loan, 6.50%, 01/26/21	5	4
2nd Lien Term Loan, 8.69%, 07/26/21	500	338
Dole Food Co. Inc.
Term Loan B, 0.00%, 10/25/18 (g)	—	—
Term Loan B, 4.08%, 03/22/24	969	969
Term Loan B, 4.15%, 03/22/24	754	754
Term Loan B, 4.18%, 03/22/24	323	323
Galleria Co.
Term Loan B, 4.12%, 10/21/22	1,133	1,139
Hearthside Group Holdings LLC
Replacement Term Loan, 4.23%, 06/02/21	3,547	3,559
Hostess Brands LLC
Term Loan, 3.73%, 08/03/22	4,014	4,025
JBS USA LLC
Term Loan B, 5.75%, 10/30/22	4,800	4,675
Pinnacle Foods Finance LLC
Term Loan B, 3.08%, 01/30/24	570	572
Portillo's Holdings LLC
1st Lien Term Loan, 5.80%, 08/01/21	2,917	2,928
US Foods Inc.
Term Loan B, 3.98%, 06/27/23	6,739	6,764
		41,220
Energy 3.0%
Arch Coal Inc.
Term Loan B, 5.23%, 02/28/24	2,244	2,240
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.93%, 05/12/21	700	673
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (h) (i)	5,038	3,231
Dynagas LNG Partners LP
Term Loan, 5.73%, 04/21/23	2,130	2,122
Emerald Performance Materials LLC
2nd Lien Term Loan, 8.98%, 07/23/22	900	897
Energy Transfer Equity LP
Term Loan B, 3.83%, 02/28/24	3,943	3,921
Fieldwood Energy LLC
1st Lien Term Loan, 0.00%, 09/28/18 (g)	—	—
Floatel International Ltd.
Term Loan B, 6.30%, 05/22/20	2,902	2,126
Foresight Energy LLC
1st Lien Term Loan, 6.98%, 03/16/22	3,600	3,422
Jonah Energy LLC
2nd Lien Term Loan, 7.73%, 05/07/21	2,300	2,189
McJunkin Red Man Corp.
Term Loan, 5.23%, 11/14/19	1,564	1,573
MEG Energy Corp.
Term Loan B, 4.68%, 12/31/23	1,937	1,885
Term Loan B, 4.72%, 12/31/23	1,310	1,274
Peabody Energy Corp.
Term Loan, 5.73%, 02/08/22	2,992	2,986
Quicksilver Resources Inc.
2nd Lien Term Loan, 0.00%, 06/21/19 (e) (h) (i) (j)	3,301	50
Seadrill Partners Finco LLC
Term Loan B, 4.30%, 02/12/21	4,645	2,954
Summit Midstream Holdings LLC
Term Loan B, 7.23%, 05/15/22	2,330	2,353
Talen Energy Supply LLC
Term Loan B-1, 5.23%, 07/15/23	3,980	3,684
TEX Operations Co. LLC
Term Loan C, 3.79%, 08/04/23	1,274	1,262
Term Loan B, 3.98%, 08/04/23	5,558	5,506
Ultra Resources Inc.
1st Lien Term Loan, 4.12%, 04/14/24	1,360	1,349
		45,697
Financials 7.6%
Acrisure LLC
Term Loan B, 6.30%, 11/03/23	3,940	3,973
AlixPartners LLP
Term Loan B, 0.00%, 07/28/22 (g)	—	—
Term Loan B, 4.30%, 03/28/24	4,733	4,751
Alliant Holdings I Inc.
Term Loan B, 4.42%, 07/27/22	5,039	5,029
Alpha 3 BV
Term Loan B-1, 4.30%, 01/31/24	1,500	1,502
Altice Financing SA
Term Loan B, 0.00%, 07/31/25 (g)	1,000	997
Term Loan B, 3.91%, 07/31/25	1,620	1,614
Altice US Finance I Corp.
Term Loan, 3.47%, 07/15/25	1,747	1,730
AmWINS Group Inc.
Term Loan B, 3.84%, 01/19/24	1,071	1,071
Term Loan B, 6.00%, 01/19/24	2,660	2,658
AssuredPartners Inc.
Term Loan, 0.00%, 10/22/22 (g)	1,000	999
Term Loan, 4.73%, 10/22/22	3,543	3,539
Asurion LLC
2nd Lien Term Loan, 8.73%, 03/03/21	920	923
Term Loan B-4, 4.48%, 08/04/22	6,572	6,599
Term Loan B-5, 4.23%, 11/03/23	5,390	5,417
Auris Luxembourg III SARL
Term Loan B-7, 4.30%, 01/17/22	2,639	2,643
Avolon (Luxembourg) SARL
Term Loan B-2, 3.96%, 01/20/23	2,475	2,489
Camelot UK Holdco Ltd.
Term Loan B, 4.73%, 10/03/23	4,466	4,490
DTZ US Borrower LLC
1st Lien Term Loan, 0.00%, 11/04/21 (g)	—	—
1st Lien Term Loan, 4.42%, 11/04/21	2,298	2,293
1st Lien Term Loan, 4.45%, 11/04/21	5,114	5,103
1st Lien Term Loan, 4.55%, 11/04/21	335	335
Duff & Phelps Co.
Term Loan B, 5.05%, 04/23/20	901	906
First American Payment Systems LP
Term Loan, 6.84%, 01/02/24 (j)	2,472	2,491
Fortress Investment Group
Term Loan B, 0.00%, 06/11/22 (g)	1,874	1,884
Guggenheim Partners LLC
Term Loan, 3.97%, 07/22/23	2,496	2,509
Term Loan, 6.00%, 07/22/23	6	6
Harbourvest Partners LLC
Term Loan, 3.66%, 02/04/21	1,007	1,006
HUB International Ltd.
Term Loan B, 4.42%, 09/17/20	8,511	8,528
INEOS Finance Plc
Term Loan, 3.98%, 03/31/22 - 02/12/24	3,750	3,755
LPL Holdings Inc.
Term Loan B, 3.73%, 03/08/24	1,875	1,879
Term Loan B, 3.92%, 03/08/24	1,875	1,879
NAB Holdings LLC
Term Loan, 0.00%, 06/14/24 (g)	740	741
NFP Corp.
Term Loan B, 0.00%, 01/06/24 (g)	750	751
Term Loan B, 4.80%, 01/06/24	5,254	5,262
SolarWinds Holdings Inc.
Term Loan, 4.73%, 02/05/23	2,239	2,242
Solera LLC
Term Loan B, 4.48%, 03/03/23	4,477	4,490
Stena International SARL
Term Loan B, 4.30%, 02/24/21	2,413	2,069
Telenet Financing LLC
Term Loan AI, 3.91%, 06/30/25	9,805	9,806
TKC Holdings Inc.
1st Lien Term Loan, 5.38%, 02/08/23	1,995	1,989
UPC Financing Partnership
Term Loan AP, 3.91%, 04/15/25	6,750	6,757
		117,105
Health Care 11.9%
Acadia Healthcare Co. Inc.
Term Loan B-1, 3.98%, 02/11/22	1,985	1,998
Acadia HealthCare Co. Inc.
Term Loan B-2, 3.80%, 02/16/23	571	575
ADMI Corp.
Term Loan B, 4.92%, 04/29/22	1,630	1,645
Term Loan B, 4.95%, 04/29/22	779	787
Term Loan B, 5.05%, 04/29/22	332	335

See accompanying Notes to Financial Statements.

150

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Air Methods Corp.
Term Loan B, 4.80%, 04/12/24	5,559	5,497
Akorn Inc.
Term Loan B, 5.50%, 04/16/21	2,386	2,404
Alliance Healthcare Services Inc.
Term Loan B, 4.41%, 06/03/19	863	862
Term Loan B, 4.43%, 06/03/19	1,071	1,070
Term Loan B, 4.47%, 06/03/19	500	499
Term Loan B, 4.50%, 06/03/19	416	415
Alvogen Pharma US Inc.
Term Loan, 6.23%, 04/01/22	1,414	1,389
Amneal Pharmaceuticals LLC
Term Loan, 4.80%, 11/01/19	4,671	4,699
ATI Holdings Acquisition Inc.
Term Loan, 5.65%, 05/10/23	3,570	3,600
BPA Laboratories Inc.
1st Lien Term Loan, 3.67%, 04/29/20 (e)	1,028	901
2nd Lien Term Loan, 3.67%, 04/29/20 (e) (j)	894	715
Capsugel Holdings US Inc.
Term Loan B, 4.23%, 08/01/18	2,747	2,745
Catalent Pharma Solutions Inc.
Term Loan B, 3.98%, 05/08/21	2,665	2,682
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, 02/02/24 - 02/03/24	3,990	3,988
CHG Healthcare Services Inc.
Term Loan B, 4.42%, 06/07/23	3,687	3,721
Community Health Systems Inc.
Term Loan G, 3.94%, 12/14/19	2,242	2,238
Term Loan G, 3.95%, 12/14/19	4,352	4,344
Term Loan H, 4.04%, 01/27/21	2,260	2,255
Term Loan H, 4.20%, 01/27/21	4,388	4,379
Concentra Inc.
1st Lien Term Loan, 4.21%, 05/09/22	3,279	3,271
1st Lien Term Loan, 6.25%, 05/09/22	1	1
DaVita HealthCare Partners Inc.
Term Loan B, 3.98%, 06/20/21	2,536	2,540
DJO Finance LLC
Term Loan, 4.48%, 06/24/20	1,846	1,824
Term Loan, 4.30%, 06/27/20	1,908	1,886
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.50%, 04/12/24	5,732	5,782
Envision Healthcare Corp.
Term Loan B, 0.00%, 11/17/23 (g)	1,009	1,013
Term Loan B, 4.30%, 11/17/23	8,947	8,983
ExamWorks Group Inc.
Term Loan, 4.48%, 07/27/23	2,680	2,688
Genoa a QoL Healthcare Co. LLC
1st Lien Term Loan, 4.98%, 10/27/23	3,725	3,735
Greatbatch Ltd.
Term Loan B, 5.25%, 10/13/22	2,947	2,955
Term Loan B, 4.71%, 10/27/22	1,978	1,983
Greenway Health LLC
1st Lien Term Loan, 6.05%, 02/15/24	375	376
HCA Inc.
Term Loan B-9, 3.23%, 03/17/23	3,982	3,989
Term Loan B-8, 3.48%, 02/15/24	443	445
Iasis Healthcare LLC
Term Loan B-3, 0.00%, 02/17/21 (g)	—	—
Term Loan B-3, 5.30%, 02/17/21	4,250	4,266
InVentiv Health Inc.
Term Loan B, 4.95%, 09/29/23	3,723	3,728
Jaguar Holding Co. II
Term Loan, 3.98%, 08/18/22	6,955	6,957
Kindred Healthcare Inc.
Term Loan, 4.69%, 04/09/21	2,858	2,865
Kinetic Concepts Inc.
Term Loan B, 4.55%, 01/30/24	5,625	5,595
Mallinckrodt International Finance SA
Term Loan B, 4.05%, 09/24/24	5,145	5,129
MMM Holdings Inc.
MMM Term Loan, 10.25%, 10/23/17 (j)	538	531
MPH Acquisition Holdings LLC
Term Loan B, 4.30%, 06/07/23	8,368	8,361
MSO of Puerto Rico Inc.
MSO Term Loan, 10.25%, 10/23/17 (j)	391	386
National Surgical Hospitals Inc.
Term Loan, 4.73%, 05/14/22	2,178	2,172
Nature's Bounty Co.
Term Loan B, 4.80%, 05/05/23	3,575	3,577
Ortho-Clinical Diagnostics Inc.
Term Loan B, 5.05%, 06/30/21	8,693	8,637
Patheon Holdings I BV
Term Loan, 4.50%, 04/20/24	4,875	4,881
Prestige Brands Inc.
Term Loan B-4, 3.98%, 01/20/24	1,750	1,756
Quorum Health Corp.
Term Loan B, 7.98%, 04/22/22	2,729	2,742
Select Medical Corp.
Term Loan B, 4.65%, 02/13/24	5,984	6,026
Term Loan B, 6.75%, 02/13/24	1	1
Surgery Center Holdings Inc.
Term Loan B, 0.00%, 06/18/24 (g)	1,279	1,283
Team Health Holdings Inc.
1st Lien Term Loan, 3.98%, 01/12/24	8,578	8,501
US Anesthesia Partners Inc.
Term Loan, 4.47%, 06/16/24	740	740
US Renal Care Inc.
Term Loan B, 5.55%, 11/17/22	5,260	5,077
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.83%, 03/13/22	3,089	3,129
Vizient Inc.
Term Loan B, 4.73%, 02/13/23	2,192	2,209
		183,763
Industrials 12.2%
Accudyne Industries LLC
Term Loan, 4.23%, 12/13/19	4,420	4,381
Advanced Disposal Services Inc.
Term Loan B-3, 3.94%, 11/10/23	5,433	5,450
AI Mistral Holdco Ltd.
Term Loan B, 4.30%, 01/26/24	2,244	2,235
Air Canada
Term Loan B, 3.46%, 10/06/23	2,700	2,709
Air Medical Group Holdings Inc.
Term Loan B, 4.47%, 04/14/22	4,567	4,477
1st Lien Term Loan, 0.00%, 04/28/22 (g)	2,412	2,399
Term Loan B-1, 5.16%, 04/28/22	495	492
Allflex Holdings III Inc.
1st Lien Term Loan, 4.58%, 06/15/20	3,693	3,702
American Airlines Inc.
Term Loan B, 3.22%, 06/26/20	4,802	4,795
Term Loan B, 3.72%, 04/28/23	1,782	1,782
Term Loan B, 3.66%, 12/09/23	2,870	2,871
Ameriforge Group Inc.
1st Lien Term Loan, 0.00%, 12/19/19 (e) (h) (i) (j)	2,398	1,271
2nd Lien Term Loan, 0.00%, 12/19/20 (h) (i) (j)	500	44
Brand Energy & Infrastructure Services Inc.
Term Loan, 0.00%, 06/16/24 (g)	5,250	5,239
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.21%, 12/15/20	2,131	2,132
1st Lien Term Loan, 4.22%, 12/15/20	2,638	2,640
Builders FirstSource Inc.
Term Loan B, 4.30%, 02/29/24	3,567	3,562
Capsugel Holdings US Inc.
Term Loan B, 4.23%, 08/01/18	701	700
Clark Equipment Co.
Term Loan B, 3.93%, 05/10/24	1,420	1,423
Commercial Barge Line Co.
1st Lien Term Loan, 9.98%, 11/06/20	3,452	2,974
Cortes NP Acquisition Corp.
Term Loan B, 5.23%, 11/30/23	6,838	6,861
DAE Aviation Holdings Inc.
1st Lien Term Loan, 4.98%, 06/25/22	4,834	4,868
DigitalGlobe Inc.
Term Loan B, 3.98%, 12/22/23	3,502	3,502
Element Materials Technology Group US Holdings Inc.
Term Loan B, 0.00%, 06/28/24 (g)	710	716
Emerald Expositions Holding Inc.
Term Loan B, 4.30%, 05/22/24	710	714
EWT Holdings III Corp.
1st Lien Term Loan, 5.05%, 01/10/21	2,481	2,490

See accompanying Notes to Financial Statements.

151

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Filtration Group Corp.
1st Lien Term Loan, 4.48%, 11/14/20	7,213	7,224
Gardner Denver Inc.
Term Loan, 4.55%, 07/31/20	3,804	3,808
Gates Global LLC
Term Loan B, 4.55%, 04/01/24	6,587	6,581
Generac Power Systems Inc.
Extended Term Loan B, 3.90%, 05/31/23	3,396	3,394
Harbor Freight Tools USA Inc.
Term Loan B, 4.48%, 08/16/23	3,985	3,980
Harsco Corp.
Term Loan B, 6.25%, 10/27/23	4,460	4,518
HD Supply Inc.
Incremental Term Loan B-1, 4.05%, 08/13/23	1,704	1,706
Incremental Term Loan B-2, 3.90%, 10/16/23	1,095	1,100
Husky Injection Molding Systems Ltd.
1st Lien Term Loan, 4.48%, 06/25/21	4,904	4,922
KAR Auction Services Inc.
Term Loan B-3, 4.50%, 03/06/23	1,750	1,761
Kenan Advantage Group Inc.
Term Loan, 4.23%, 07/22/22	2,736	2,738
Strip Delayed Draw Term Loan, 0.00%, 07/29/22 (g)	139	139
Term Loan B, 4.23%, 07/31/22	605	606
Milacron LLC
Term Loan B, 4.23%, 09/23/23	2,985	2,989
Navistar International Corp.
Term Loan B, 5.09%, 08/07/20	3,269	3,304
North American Lifting Holdings Inc.
1st Lien Term Loan, 5.80%, 11/27/20	1,604	1,492
OSG Bulk Ships Inc.
OBS Term Loan, 5.43%, 07/22/19	2,318	2,196
Otter Products LLC
Term Loan, 5.98%, 05/30/20	3,417	3,417
Paragon Offshore Finance Co.
Term Loan B, 0.00%, 07/18/21 (e) (h) (i)	1,185	453
Pike Corp.
1st Lien Term Loan, 4.98%, 03/10/24	1,496	1,515
Ply Gem Industries Inc.
Term Loan, 4.30%, 01/30/21	595	598
PODS LLC
Term Loan B-2, 4.34%, 02/02/22	746	750
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.97%, 05/02/22	8,802	8,797
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 0.00%, 02/11/21 (g)	1,000	999
1st Lien Term Loan, 3.98%, 02/11/21	3,836	3,833
Southwire Co.
Term Loan, 3.62%, 02/11/21	2,854	2,850
Summit Materials Cos. I LLC
Term Loan B, 3.98%, 06/25/22	836	838
Tempo Acquisition LLC
Term Loan, 4.06%, 04/20/24	10,437	10,455
Terex Corp.
Term Loan B, 3.73%, 01/27/24	748	749
TransDigm Inc.
Term Loan C, 3.75%, 02/28/20	—	—
Term Loan C, 4.23%, 02/28/20	828	828
Term Loan C, 4.30%, 02/28/20	3,786	3,784
Term Loan E, 4.23%, 05/13/22	1,373	1,370
Term Loan E, 4.30%, 05/13/22	682	680
TransUnion LLC
Term Loan B-2, 3.73%, 04/09/21	4,838	4,865
United Airlines Inc.
Term Loan B, 3.42%, 04/01/24	1,456	1,461
USI Inc.
Term Loan B, 4.18%, 04/06/24	4,650	4,615
USIC Holdings Inc.
Term Loan B, 4.92%, 12/09/23	4,741	4,747
VC GB Holdings Inc.
1st Lien Term Loan, 4.98%, 02/23/24	2,244	2,242
Ventia Deco LLC
Term Loan B, 4.80%, 05/21/22	1,657	1,674
		188,407
Information Technology 11.7%
Abacus Innovations Corp.
Term Loan B, 3.50%, 06/09/23	1,791	1,800
Aerial Merger Sub Inc.
Term Loan B-1, 0.00%, 08/31/19 (g)	750	755
Term Loan B-2, 0.00%, 03/01/24 (g)	3,000	3,018
Almonde Inc.
1st Lien Term Loan, 4.74%, 04/06/24	8,683	8,681
2nd Lien Term Loan, 8.46%, 04/27/25	520	529
2nd Lien Term Loan, 0.00%, 04/28/25 (g)	1,420	1,444
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.34%, 10/19/23	5,801	5,821
2nd Lien Term Loan, 9.46%, 10/14/24	2,349	2,398
Applied Systems Inc.
1st Lien Term Loan, 4.55%, 01/15/21	1,122	1,129
2nd Lien Term Loan, 7.80%, 01/15/22	985	993
Aristocrat Leisure Ltd.
Term Loan B, 3.41%, 10/20/21	1,870	1,878
Ascend Learning LLC
Term Loan B, 0.00%, 07/29/24 (g) (j)	750	750
Avast Software BV
Term Loan B, 4.55%, 09/30/23	1,755	1,771
BMC Software Finance Inc.
Term Loan, 5.23%, 09/10/22	4,046	4,052
Bright Bidco BV
Term Loan B, 0.00%, 03/15/24 (g)	1,125	1,141
CCC Information Services Inc.
1st Lien Term Loan, 4.23%, 03/30/24	3,285	3,271
CDW LLC
Term Loan B, 3.30%, 08/17/23	2,770	2,779
Colorado Buyer Inc.
Term Loan B, 4.17%, 03/15/24	2,940	2,944
Commerce Merger Sub Inc.
1st Lien Term Loan, 0.00%, 06/24/24 (g)	2,960	2,958
CommScope Inc.
Term Loan B-5, 3.30%, 05/27/22	2,324	2,331
CompuCom Systems Inc.
Term Loan B, 4.48%, 05/07/20 (e)	1,295	1,016
Cypress Semiconductor Corp.
Term Loan B, 4.84%, 06/15/21	1,733	1,748
Dell Inc.
Term Loan B, 3.73%, 09/07/23	9,854	9,887
DTI Holdco Inc.
Term Loan B, 6.42%, 09/30/23	2,680	2,613
EVO Payments International LLC
1st Lien Term Loan, 6.23%, 12/08/23	2,992	3,021
First Data Corp.
Term Loan, 3.47%, 07/08/22	916	914
Term Loan, 3.72%, 04/20/24	12,254	12,250
Go Daddy Operating Co. LLC
Term Loan B, 3.73%, 02/15/24	5,244	5,254
GTT Communications Inc.
Term Loan B, 5.25%, 01/15/24	657	658
Infor (US) Inc.
Term Loan B-6, 4.05%, 02/07/22	5,277	5,240
Kronos Inc.
Term Loan B, 4.56%, 11/01/23	14	14
Term Loan B, 4.68%, 11/01/23	5,556	5,589
LTS Buyer LLC
1st Lien Term Loan, 4.55%, 04/13/20	6,707	6,727
M/A-COM Technology Solutions Holdings Inc.
Term Loan, 3.46%, 05/19/24	982	978
MA FinanceCo. LLC
Term Loan B-3, 3.96%, 04/19/24	458	458
Micron Technology Inc.
Term Loan, 3.80%, 04/26/22	1,390	1,400
Microsemi Corp.
Term Loan B, 3.33%, 12/17/22	656	656
ON Semiconductor Corp.
Term Loan B, 3.48%, 03/31/23	4,240	4,242
Optiv Security Inc.
1st Lien Term Loan, 4.44%, 01/27/24	3,262	3,198
Presidio Inc.
Term Loan B, 4.40%, 02/02/22	2,178	2,181
PSAV Holdings LLC
Term Loan B, 0.00%, 04/27/24 (g)	1,000	999

See accompanying Notes to Financial Statements.

152

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Term Loan B, 4.56%, 04/27/24	1,043	1,043
Term Loan B, 4.67%, 04/27/24	1,087	1,086
Rackspace Hosting Inc.
1st Lien Term Loan, 4.67%, 10/26/23	7,363	7,356
1st Lien Term Loan, 4.75%, 10/26/23	19	18
Radiate Holdco LLC
1st Lien Term Loan, 4.23%, 12/09/23	2,897	2,853
Riverbed Technology Inc.
Term Loan, 4.48%, 04/22/22	2,174	2,139
Rovi Solutions Corp.
Term Loan B, 3.73%, 07/02/21	2,425	2,423
Sabre GLBL Inc.
Term Loan B, 3.98%, 02/22/24	7,410	7,454
Seattle Spinco Inc.
Term Loan B-3, 4.03%, 04/19/24	3,092	3,096
Skillsoft Corp.
1st Lien Term Loan, 5.98%, 04/22/21	2,086	1,969
2nd Lien Term Loan, 9.48%, 04/22/22	1,000	822
Sophia LP
Term Loan B, 4.55%, 09/30/22	2,880	2,871
SS&C Technologies Inc.
Term Loan B-1, 3.48%, 07/08/22	2,876	2,886
Term Loan B-2, 3.48%, 07/08/22	174	175
SurveyMonkey Inc.
Term Loan, 5.80%, 04/06/24 (j)	2,825	2,850
Unitymedia Hessen GmbH & Co. KG
Term Loan B, 0.00%, 09/30/25 (g)	2,880	2,866
Veritas US Inc.
Term Loan B-1, 5.80%, 01/27/23	1,852	1,854
VF Holding Corp.
Term Loan, 4.55%, 06/30/23	1,113	1,111
Western Digital Corp.
Term Loan B, 3.98%, 04/29/23	6,534	6,556
WEX Inc.
Term Loan B, 4.73%, 06/16/23	2,673	2,685
Zebra Technologies Corp.
Term Loan B, 3.72%, 10/27/21	6,206	6,223
		179,822
Materials 11.8%
A. Schulman Inc.
Term Loan B, 4.31%, 05/11/22	357	357
Term Loan B, 4.47%, 05/11/22	32	32
Allnex (Luxembourg) & Cy SCA
Term Loan B-2, 4.41%, 06/02/23	509	510
Allnex USA Inc.
Term Loan B-3, 4.41%, 06/02/23	384	384
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.73%, 10/31/23	2,845	2,851
Anchor Glass Container Corp.
1st Lien Term Loan, 4.34%, 11/22/23	1,558	1,565
1st Lien Term Loan, 4.48%, 11/22/23	681	684
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.23%, 11/03/23	127	127
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.23%, 11/03/23	97	98
Berlin Packaging LLC
Term Loan B, 0.00%, 11/22/21 (g)	1,000	1,002
Term Loan B, 4.30%, 11/22/21	1,757	1,760
Term Loan B, 4.55%, 11/22/21	1,971	1,975
Berry Plastics Group Inc.
Term Loan K, 3.37%, 02/10/20	4,962	4,960
BWAY Holding Co.
Term Loan B, 4.33%, 04/03/24	7,790	7,786
Caraustar Industries Inc.
Term Loan B, 6.80%, 03/09/22	2,992	2,991
Chemours Co.
Term Loan B, 3.57%, 05/12/22	1,942	1,947
Consolidated Container Co. LLC
1st Lien Term Loan, 4.73%, 05/10/24	3,195	3,208
Coveris Holdings SA
Term Loan B-1, 4.69%, 04/24/19	602	598
Emerald Performance Materials LLC
1st Lien Term Loan, 4.73%, 07/23/21	1,634	1,644
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.40%, 12/15/23	6,020	6,034
Flint Group GmbH
Term Loan C, 4.15%, 09/07/21	483	476
Flint Group US LLC
1st Lien Term Loan B-2, 4.15%, 09/07/21	2,921	2,881
Term Loan B-8, 4.15%, 09/07/21	998	984
Forterra Finance LLC
Term Loan B, 4.23%, 10/25/23	5,750	5,413
GCP Applied Technologies Inc.
Term Loan B, 4.48%, 02/03/22	1,351	1,356
Gemini HDPE LLC
Term Loan B, 4.17%, 08/04/21	3,658	3,674
Houghton International Inc.
Term Loan B, 4.55%, 12/13/19	2,196	2,205
2nd Lien Term Loan, 9.80%, 12/20/20	1,000	1,019
Huntsman International LLC
Term Loan B-2, 4.12%, 04/01/23	10,097	10,127
ICSH Inc.
1st Lien Term Loan, 5.18%, 04/26/24	1,804	1,806
Klockner-Pentaplast of America Inc.
1st Lien Term Loan, 4.55%, 04/28/20	1,854	1,854
Term Loan, 4.55%, 04/28/20	792	792
Term Loan B-2, 0.00%, 06/29/22 (g)	3,660	3,619
Kraton Polymers LLC
Term Loan B, 5.23%, 01/06/22	5,338	5,382
Kronos Worldwide Inc.
Term Loan, 4.15%, 02/12/20	970	973
MacDermid Inc.
Term Loan B-5, 4.73%, 06/07/20	1,159	1,162
Term Loan B-6, 4.23%, 06/07/23	4,650	4,653
Nexeo Solutions LLC
Term Loan B, 4.95%, 06/09/23	1,149	1,157
Term Loan B, 5.05%, 06/09/23	1,151	1,159
Term Loan B, 4.92%, 06/10/23	1,165	1,173
Onex TSG Holdings II Corp.
1st Lien Term Loan, 5.23%, 07/31/22	1,788	1,787
PKC Holding Corp.
1st Lien Term Loan, 4.68%, 04/17/24	355	355
PQ Corp.
Term Loan, 5.48%, 11/04/22	2,746	2,774
Proampac PG Borrower LLC
1st Lien Term Loan, 5.17%, 11/18/23	750	757
1st Lien Term Loan, 5.18%, 11/18/23	575	580
1st Lien Term Loan, 5.21%, 11/18/23	1,154	1,165
Quikrete Holdings Inc.
1st Lien Term Loan, 3.98%, 11/03/23	9,522	9,494
Rexnord LLC
Term Loan B, 0.00%, 08/21/23 (g)	—	—
Term Loan B, 3.90%, 08/21/23	4,604	4,603
Term Loan B, 3.98%, 08/21/23	911	910
Term Loan B, 4.04%, 08/21/23	4,297	4,296
Reynolds Group Holdings Inc.
Term Loan, 4.23%, 02/05/23	13,573	13,583
SIG Combibloc US Acquisition Inc.
Term Loan, 4.23%, 02/03/22	5,940	5,977
Signode Industrial Group US Inc.
Term Loan B, 3.98%, 05/08/21	3,968	3,962
Term Loan B, 4.05%, 05/08/21	3,174	3,170
Solenis International LP
1st Lien Term Loan, 4.45%, 07/02/21 - 07/31/21	3,238	3,244
2nd Lien Term Loan, 7.95%, 07/02/22	1,350	1,349
Summit Materials Cos. I LLC
Term Loan B, 3.98%, 06/25/22	1,827	1,832
Tank Holding Corp.
Term Loan, 5.48%, 07/06/19	37	37
Term Loan, 5.55%, 07/06/19	1,791	1,793
TricorBraun Holdings Inc.
1st Lien Term Loan, 5.05%, 11/29/23	3,256	3,281
Trinseo Materials Operating SCA
Term Loan B, 4.48%, 11/01/21	2,646	2,666
Tronox Pigments (Netherlands) BV
Term Loan, 4.80%, 02/08/18 - 03/22/20	2,649	2,662
Univar Inc.
Term Loan B, 3.98%, 07/01/22	10,048	10,053
Venator Materials Corp.
Term Loan B, 0.00%, 06/28/24 (g) (j)	1,500	1,504

See accompanying Notes to Financial Statements.

153

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Wilsonart LLC
Term Loan, 4.80%, 12/14/23	7,860	7,878
		182,090
Real Estate 1.0%
Americold Realty Operating Partnership LP
Term Loan B, 4.98%, 12/01/22	868	880
Capital Automotive LP
1st Lien Term Loan, 4.22%, 03/21/24	4,920	4,954
2nd Lien Term Loan, 7.22%, 03/21/25	4,370	4,430
Communications Sales & Leasing Inc.
Term Loan B, 4.23%, 10/24/22	5,621	5,628
		15,892
Telecommunication Services 5.1%
CenturyLink Inc.
Term Loan B, 1.37%, 01/15/25	5,396	5,332
Consolidated Communications Inc.
Term Loan B, 0.00%, 09/29/23 (g)	800	802
Term Loan B, 4.23%, 09/29/23	2,777	2,785
Frontier Communications Corp.
Term Loan B-1, 4.91%, 05/31/24	4,100	4,038
Global Tel*Link Corp.
2nd Lien Term Loan, 9.05%, 11/20/20	1,000	996
Hargray Communications Group Inc.
Term Loan B, 4.23%, 03/23/24	1,460	1,461
Intelsat Jackson Holdings SA
Term Loan B-2, 4.00%, 06/30/19	9,628	9,539
Level 3 Financing Inc.
Term Loan B, 3.47%, 02/16/24	9,750	9,768
SBA Senior Finance II LLC
Term Loan B-1, 3.48%, 03/24/21	2,025	2,028
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, 06/20/24 (g)	2,220	2,215
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/01/24	5,536	5,535
Telesat Canada
Term Loan B-4, 4.30%, 11/17/23	6,948	6,977
Virgin Media Bristol LLC
Term Loan I, 3.91%, 01/31/25	6,500	6,498
West Corp.
Term Loan B-14, 3.73%, 06/17/21	933	932
Term Loan B-12, 3.73%, 06/17/23	2,776	2,774
Term Loan B-12, 3.80%, 06/17/23	1,483	1,483
Windstream Services LLC
Term Loan B-6, 5.21%, 03/29/21	7,137	7,116
Term Loan B-7, 4.46%, 02/08/24	1,493	1,457
Zayo Group LLC
Term Loan B-2, 3.72%, 01/06/24	1,609	1,609
Ziggo Secured Finance Partnership
Term Loan E, 3.66%, 04/15/25	6,000	5,980
		79,325
Utilities 1.9%
Calpine Construction Finance Co. LP
Term Loan B-1, 3.48%, 05/03/20	960	955
Term Loan B-2, 3.73%, 01/03/22	960	955
Calpine Corp.
Term Loan B-5, 4.05%, 05/23/22	4,523	4,512
Term Loan B-6, 4.05%, 01/15/23	788	786
Dayton Power & Light Co.
Term Loan B, 4.48%, 08/18/22	896	908
Dynegy Inc.
Term Loan C, 4.48%, 06/27/23	3,870	3,860
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 06/24/18 (g)	13,430	13,464
Talen Energy Supply LLC
Term Loan B-2, 5.23%, 04/07/24	1,994	1,846
Vistra Operations Co. LLC
Term Loan B-2, 4.46%, 12/14/23	1,185	1,184
Term Loan B-2, 4.49%, 08/03/24	387	387
		28,857
Total Variable Rate Senior Loan Interests (cost $1,437,155)		1,421,128
PREFERRED STOCKS 0.1%
Energy 0.1%
Alpha Natural Resources Holdings Inc. - Series A	18	53
Alpha Natural Resources Inc. - Series A (h)	18	331
Vantage Drilling International (e) (h) (k)	3	582
Total Preferred Stocks (cost $303)		966
COMMON STOCKS 0.1%
Financials 0.1%
Samson Investment LLC (e) (h) (j)	68	1,539
Total Common Stocks (cost $1,053)		1,539
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (l) (m)	54,800	54,800
Total Short Term Investments (cost $54,800)		54,800
Total Investments 102.0% (cost $1,585,906)		1,573,076
Other Derivative Instruments 0.0%		41
Other Assets and Liabilities, Net (2.0)%		(31,162)
Total Net Assets 100.0%		$1,541,955

(a) The Fund had an unfunded commitment at June 30, 2017. See Unfunded Commitments in the Notes to Financial Statements.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $58,010 and 3.8%, respectively.

(d) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(j) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Convertible security.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.6%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	7,941	$8,268
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	1,261	1,330
Series 2012-B-2, 5.50%, 10/29/20	1,485	1,550
Hawaiian Airlines Pass-Through Certificates
Series 2013-B-1, 4.95%, 01/15/22	4,431	4,522
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,118)		15,670
CORPORATE BONDS AND NOTES 77.4%
Consumer Discretionary 18.1%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	4,000	3,720
Altice SA
7.63%, 02/15/25 (a) (b)	10,000	10,987
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (a)	2,074	2,164
6.13%, 05/15/27 (a) (b)	4,315	4,563
American Axle & Manufacturing Holdings Inc.
6.25%, 04/01/25 (a) (b)	2,500	2,441
American Greetings Corp.
7.88%, 02/15/25 (a)	6,441	6,959
ARAMARK Services Inc.
5.13%, 01/15/24	849	891
4.75%, 06/01/26	4,571	4,749

See accompanying Notes to Financial Statements.

154

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

BC Mountain LLC
7.00%, 02/01/21 (a)	7,412	6,911
Beazer Homes USA Inc.
8.75%, 03/15/22	2,772	3,087
6.75%, 03/15/25 (a) (b)	5,775	6,018
CCO Holdings LLC
5.13%, 02/15/23 - 05/01/27 (a)	21,774	22,365
5.38%, 05/01/25 (a)	8,000	8,518
5.75%, 02/15/26 (a)	2,326	2,488
5.88%, 05/01/27	6,000	6,392
Churchill Downs Inc.
5.38%, 12/15/21	6,004	6,227
Clear Channel Communications Inc.
14.00%, 02/01/21 (b) (c) (d)	9,085	1,931
CSC Holdings LLC
5.50%, 04/15/27 (a)	4,267	4,501
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,702
5.00%, 03/15/23	7,000	7,169
7.75%, 07/01/26	3,000	3,549
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/19 (a)	7,250	7,068
Eagle II Acquisition Co. LLC
6.00%, 04/01/25 (a)	1,492	1,580
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (a)	3,529	3,928
Gannett Co. Inc.
4.88%, 09/15/21 (a)	990	1,018
5.50%, 09/15/24 (a)	3,000	3,089
Gibson Brands Inc.
8.88%, 08/01/18 (a)	12,000	10,643
GLP Capital LP
5.38%, 11/01/23 - 04/15/26	4,891	5,325
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	2,730	2,859
4.88%, 03/15/27	3,302	3,354
Hanesbrands Inc.
4.63%, 05/15/24 (a)	3,000	3,046
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	7,203	7,293
Hilton Worldwide Finance LLC
4.88%, 04/01/27 (a)	6,286	6,556
iHeartCommunications Inc.
9.00%, 03/01/21	4,000	3,008
11.25%, 03/01/21 (a) (b)	5,000	3,765
JC Penney Corp. Inc.
5.88%, 07/01/23 (a) (b)	3,059	3,033
Jo-Ann Stores Holdings Inc.
9.75%, 10/15/19 (a) (b) (c)	6,316	6,222
KB Home
7.63%, 05/15/23	7,000	7,870
KFC Holding Co.
5.25%, 06/01/26 (a)	1,827	1,921
4.75%, 06/01/27 (a)	5,872	5,988
Landry's Inc.
6.75%, 10/15/24 (a)	6,260	6,408
Lennar Corp.
4.13%, 01/15/22	2,000	2,068
LG FinanceCo Corp.
5.88%, 11/01/24 (a)	7,000	7,344
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	2,425	2,515
4.88%, 11/01/24 (a)	4,542	4,606
M/I Homes Inc.
6.75%, 01/15/21	8,000	8,398
MDC Partners Inc.
6.50%, 05/01/24 (a) (b)	7,046	7,016
Men's Wearhouse Inc.
7.00%, 07/01/22 (b)	5,000	4,390
Michaels Stores Inc.
5.88%, 12/15/20 (a)	3,000	3,075
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	6,000	6,240
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (e)	7,626	8,103
NCL Corp. Ltd.
4.75%, 12/15/21 (a)	4,027	4,171
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (a)	2,750	1,499
Netflix Inc.
5.75%, 03/01/24	8,000	8,743
New Cotai LLC
10.63%, 05/01/19 (b) (c) (d) (f)	11,541	10,101
Numericable - SFR SA
7.38%, 05/01/26 (a)	9,589	10,399
Numericable Group SA
6.25%, 05/15/24 (a)	3,000	3,173
Penn National Gaming Inc.
5.63%, 01/15/27 (a) (b)	1,853	1,884
Performance Food Group Inc.
5.50%, 06/01/24 (a)	825	850
PetSmart Inc.
8.88%, 06/01/25 (a) (b)	8,000	7,382
PVH Corp.
4.50%, 12/15/22 (b)	6,807	7,028
Sally Holdings LLC
5.50%, 11/01/23	6,085	6,198
5.63%, 12/01/25	3,000	3,064
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (a) (c)	1,600	1,630
4.50%, 09/15/23 (a) (c)	800	812
4.75%, 09/15/26 (a) (c)	3,000	3,032
Scientific Games International Inc.
6.63%, 05/15/21	3,350	3,330
7.00%, 01/01/22 (a)	3,750	3,994
10.00%, 12/01/22	3,000	3,289
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (a)	2,135	2,157
Shingle Springs Tribal Gaming Authority
9.75%, 09/01/21 (a)	2,500	2,645
Sinclair Television Group Inc.
5.88%, 03/15/26 (a) (b)	2,000	2,050
5.13%, 02/15/27 (a)	3,500	3,390
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	9,000	9,339
Six Flags Entertainment Corp.
4.88%, 07/31/24 (a)	3,371	3,389
Springs Industries Inc.
6.25%, 06/01/21	2,353	2,431
Tenneco Inc.
5.00%, 07/15/26	5,751	5,787
Toll Brothers Finance Corp.
4.88%, 03/15/27	10,016	10,316
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (a) (b)	8,000	8,382
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (a)	5,000	5,363
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (a)	8,263	8,235
Wave Holdco LLC
8.25%, 07/15/19 (a) (c)	6,471	6,498
WideOpenWest Finance LLC
10.25%, 07/15/19 (b)	3,539	3,636
Wolverine World Wide Inc.
5.00%, 09/01/26 (a)	2,571	2,531
Wyndham Worldwide Corp.
5.10%, 10/01/25 (b) (g)	2,781	3,013
Wynn Las Vegas LLC
5.25%, 05/15/27 (a)	5,125	5,254
		433,056
Consumer Staples 2.0%
B&G Foods Inc.
5.25%, 04/01/25	1,586	1,618
Chobani LLC
7.50%, 04/15/25 (a)	3,944	4,173
Cott Holdings Inc.
5.50%, 04/01/25 (a)	3,452	3,524

See accompanying Notes to Financial Statements.

155

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	8,517	8,630
High Ridge Brands Co.
8.88%, 03/15/25 (a)	2,995	2,977
JBS Investments GmbH
7.25%, 04/03/24 (a) (b)	10,760	9,596
NBTY Inc.
7.63%, 05/15/21 (a)	2,474	2,624
Post Holdings Inc.
6.00%, 12/15/22 (a)	2,000	2,118
5.50%, 03/01/25 (a)	1,651	1,704
5.00%, 08/15/26 (a)	5,981	5,963
Spectrum Brands Inc.
5.75%, 07/15/25	4,762	5,107
		48,034
Energy 11.3%
Alta Mesa Holdings LP
7.88%, 12/15/24 (a)	5,000	5,037
American Energy - Woodford LLC
9.00%, 09/15/22 (d) (f)	5,000	2,150
Antero Resources Corp.
5.13%, 12/01/22 (b)	2,000	2,001
5.00%, 03/01/25 (a)	8,889	8,650
Bill Barrett Corp.
8.75%, 06/15/25 (b) (d) (f)	8,000	6,854
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	3,000	3,463
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	4,000	4,019
8.25%, 07/15/25	2,612	2,664
Cenovus Energy Inc.
4.45%, 09/15/42	6,857	5,672
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	13,920	14,841
5.13%, 06/30/27 (a)	6,315	6,485
Chesapeake Energy Corp.
8.00%, 12/15/22 (a) (b)	3,648	3,864
CITGO Holding Inc.
10.75%, 02/15/20 (a)	4,000	4,355
Concho Resources Inc.
5.50%, 04/01/23	7,500	7,726
Continental Resources Inc.
4.50%, 04/15/23 (b)	6,000	5,722
3.80%, 06/01/24 (b)	4,000	3,666
DCP Midstream LLC
5.85%, 05/21/43 (a) (h)	1,092	1,010
Denbury Resources Inc.
5.50%, 05/01/22	7,076	3,992
Diamondback Energy Inc.
5.38%, 05/31/25 (a)	8,000	8,108
Energy Transfer Equity LP
5.50%, 06/01/27	3,350	3,469
Energy Transfer Partners LP
5.88%, 01/15/24	3,500	3,705
Enquest Plc
7.00%, 04/15/22 (b) (c) (d) (f)	8,427	6,310
Ensco Plc
5.20%, 03/15/25	6,000	4,848
5.75%, 10/01/44	5,000	3,336
EP Energy LLC
6.38%, 06/15/23	3,114	1,830
8.00%, 11/29/24 (a)	6,000	5,981
8.00%, 02/15/25 (a)	6,835	5,091
Gulfport Energy Corp.
6.38%, 05/15/25 (a)	4,000	3,925
Halcon Resources Corp.
12.00%, 02/15/22 (a)	4,000	4,633
HollyFrontier Corp.
5.88%, 04/01/26	5,882	6,238
Ithaca Energy Inc.
8.13%, 07/01/19 (b) (d) (f)	3,000	3,088
MEG Energy Corp.
6.38%, 01/30/23 (a)	5,000	3,876
7.00%, 03/31/24 (a)	3,000	2,316
6.50%, 01/15/25 (a) (b)	1,859	1,680
MPLX LP
4.88%, 06/01/25	898	954
4.13%, 03/01/27	2,228	2,248
5.20%, 03/01/47	2,268	2,332
Nabors Industries Inc.
5.50%, 01/15/23 (a) (b)	8,000	7,580
Parsley Energy LLC
5.38%, 01/15/25 (a)	2,500	2,517
5.25%, 08/15/25 (a)	5,129	5,133
PBF Logistics LP
6.88%, 05/15/23 (b)	5,172	5,251
Precision Drilling Corp.
5.25%, 11/15/24	4,000	3,516
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	10,000	11,199
SESI LLC
7.13%, 12/15/21 (b)	5,250	5,005
SM Energy Co.
6.50%, 01/01/23	3,000	2,864
5.00%, 01/15/24	7,000	6,216
5.63%, 06/01/25 (b)	1,000	896
Summit Midstream Holdings LLC
5.75%, 04/15/25	3,000	3,017
Tesoro Logistics LP
5.50%, 10/15/19	1,231	1,297
6.13%, 10/15/21	596	619
6.25%, 10/15/22	9,000	9,577
Transocean Inc.
9.00%, 07/15/23 (a) (b)	5,000	5,188
7.50%, 04/15/31 (b)	5,000	4,058
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	11,400	11,625
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	4,000	3,784
Weatherford International Ltd.
6.50%, 08/01/36 (b)	2,000	1,696
Weatherford International Plc
9.88%, 02/15/24 (a)	5,000	5,219
WildHorse Resource Development Corp.
6.88%, 02/01/25 (a)	6,857	6,427
		268,823
Financials 7.3%
Ally Financial Inc.
3.75%, 11/18/19	3,000	3,071
4.13%, 03/30/20	3,000	3,084
4.63%, 05/19/22	5,000	5,202
5.75%, 11/20/25 (b)	5,000	5,270
Altice Financing SA
6.63%, 02/15/23 (a)	10,000	10,615
Bank of America Corp.
6.30%, (callable at 100 beginning 03/10/26) (e)	3,000	3,358
Capital One Financial Corp.
3.75%, 03/09/27	5,599	5,584
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (e)	8,501	9,417
CNH Industrial Capital LLC
3.88%, 07/16/18	5,679	5,766
3.88%, 10/15/21	6,000	6,168
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (e)	3,520	3,736
4.28%, 01/09/28 (d) (f)	5,158	5,338
Eagle Holding Co. II LLC
7.63%, 05/15/22 (c) (d) (f)	2,103	2,161
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	5,000	5,487
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (e)	10,000	10,458
JPMorgan Chase Bank NA
3.22%, 03/01/25	9,877	9,888
Navient Corp.
6.50%, 06/15/22	6,948	7,371
6.13%, 03/25/24	6,000	6,188
Nexstar Escrow Corp.
5.63%, 08/01/24 (a)	3,000	3,033

See accompanying Notes to Financial Statements.

156

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Reckitt Benckiser Treasury Services Plc
3.00%, 06/26/27 (d) (f)	10,567	10,413
Stena AB
7.00%, 02/01/24 (a) (b)	12,000	11,119
Vertiv Intermediate Holding Corp.
12.00%, 02/15/22 (a) (c)	8,500	9,071
Washington Mutual Bank
0.00%, 06/15/11 (i) (j)	1,500	1
WaveDivision Escrow LLC
8.13%, 09/01/20 (a)	2,182	2,259
Wells Fargo & Co.
3.58%, 05/22/28 (h)	16,393	16,564
ZF North America Capital Inc.
4.00%, 04/29/20 (a)	3,334	3,450
4.75%, 04/29/25 (a)	5,000	5,265
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	6,000	6,088
		175,425
Health Care 8.9%
Capsugel SA
7.00%, 05/15/19 (a) (c)	4,026	4,026
Centene Corp.
4.75%, 05/15/22	6,524	6,829
6.13%, 02/15/24	1,938	2,093
4.75%, 01/15/25	3,146	3,243
Community Health Systems Inc.
8.00%, 11/15/19 (b)	5,000	5,039
6.88%, 02/01/22 (b)	6,000	5,242
6.25%, 03/31/23	4,946	5,115
Crimson Merger Sub Inc.
6.63%, 05/15/22 (a)	10,000	9,559
Endo Finance Co.
5.75%, 01/15/22 (a)	4,947	4,459
Fresenius Medical Care US Finance II Inc.
4.13%, 10/15/20 (a)	1,683	1,743
4.75%, 10/15/24 (a)	1,143	1,205
HCA Inc.
3.75%, 03/15/19	3,115	3,181
4.25%, 10/15/19	2,142	2,220
6.50%, 02/15/20	1,858	2,025
7.50%, 02/15/22	3,000	3,455
4.75%, 05/01/23	9,739	10,292
5.38%, 02/01/25	16,000	16,854
5.25%, 06/15/26	2,273	2,451
4.50%, 02/15/27	8,000	8,212
5.50%, 06/15/47	3,871	4,007
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a) (b)	2,583	2,636
Hologic Inc.
5.25%, 07/15/22 (a)	2,674	2,807
IASIS Healthcare LLC
8.38%, 05/15/19	5,000	5,020
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (a)	2,849	3,092
Kindred Healthcare Inc.
8.00%, 01/15/20	5,000	5,250
Mallinckrodt International Finance SA
5.75%, 08/01/22 (a) (b)	9,653	9,076
MEDNAX Inc.
5.25%, 12/01/23 (a)	2,811	2,902
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,917	5,242
Tenet Healthcare Corp.
4.50%, 04/01/21	4,800	4,893
6.75%, 06/15/23 (b)	15,000	14,986
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (a) (b)	4,841	4,688
THC Escrow Corp. III
5.13%, 05/01/25 (a)	8,000	8,029
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (a)	5,000	4,843
5.63%, 12/01/21 (a)	6,000	5,427
6.50%, 03/15/22 (a)	975	1,023
5.50%, 03/01/23 (a)	10,000	8,513
5.88%, 05/15/23 (a)	6,000	5,146
7.00%, 03/15/24 (a)	2,924	3,084
6.13%, 04/15/25 (a)	3,402	2,884
WellCare Health Plans Inc.
5.25%, 04/01/25	10,174	10,685
		211,476
Industrials 6.3%
ACCO Brands Corp.
5.25%, 12/15/24 (a)	7,227	7,524
Advanced Disposal Services Inc.
5.63%, 11/15/24 (d) (f)	5,000	5,149
AECOM
5.13%, 03/15/27 (d) (f)	6,204	6,227
Aircastle Ltd.
5.00%, 04/01/23	6,360	6,791
4.13%, 05/01/24	6,931	7,054
Airxcel Inc.
8.50%, 02/15/22 (a)	4,000	4,209
Allison Transmission Inc.
5.00%, 10/01/24 (a)	4,000	4,107
BC Luxco 1 SA
7.38%, 01/29/20 (a)	3,818	3,903
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (d) (f)	2,740	2,850
Bombardier Inc.
8.75%, 12/01/21 (a)	2,500	2,780
6.00%, 10/15/22 (a)	4,000	4,007
6.13%, 01/15/23 (a)	1,872	1,881
7.50%, 03/15/25 (a)	10,000	10,372
Builders FirstSource Inc.
10.75%, 08/15/23 (a)	4,000	4,639
5.63%, 09/01/24 (a)	1,903	1,982
CNH Industrial NV
4.50%, 08/15/23	7,000	7,414
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	5,937	6,088
GFL Environmental Inc.
9.88%, 02/01/21 (a)	3,471	3,767
Hertz Corp.
5.50%, 10/15/24 (a) (b)	4,727	3,875
Meritor Inc.
6.25%, 02/15/24	5,000	5,198
Navistar International Corp.
8.25%, 11/01/21	8,250	8,327
Nielsen Co. Luxembourg SARL
5.00%, 02/01/25 (a) (b)	4,414	4,545
Prime Security Services Borrower LLC
9.25%, 05/15/23 (a)	5,211	5,658
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (a)	3,000	3,270
Tempo Acquisition LLC
6.75%, 06/01/25 (a) (b)	3,642	3,725
Terex Corp.
5.63%, 02/01/25 (a)	8,457	8,712
United Rentals North America Inc.
5.88%, 09/15/26	3,428	3,647
5.50%, 05/15/27	2,000	2,061
VistaJet Malta Finance Plc
7.75%, 06/01/20 (b) (d) (f)	11,500	8,064
Waterjet Holdings Inc.
7.63%, 02/01/20 (a)	2,547	2,628
		150,454
Information Technology 2.8%
Apple Inc.
3.20%, 05/11/27	6,312	6,371
Entegris Inc.
6.00%, 04/01/22 (a)	3,000	3,138
First Data Corp.
5.00%, 01/15/24 (a)	7,000	7,199
IMS Health Inc.
5.00%, 10/15/26 (a)	2,375	2,448
Micron Technology Inc.
5.25%, 08/01/23 (a)	2,000	2,080
5.63%, 01/15/26 (a)	5,000	5,191
NXP BV
4.13%, 06/01/21 (a)	4,000	4,202
3.88%, 09/01/22 (a)	5,000	5,206

See accompanying Notes to Financial Statements.

157

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

5.75%, 03/15/23 (a)	1,565	1,646
Sanmina Corp.
4.38%, 06/01/19 (a)	8,397	8,617
Sensata Technologies BV
5.63%, 11/01/24 (a)	1,364	1,469
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	2,787	2,966
ViaSat Inc.
6.88%, 06/15/20	10,000	10,197
Western Digital Corp.
10.50%, 04/01/24	5,000	5,897
		66,627
Materials 7.9%
Anglo American Capital Plc
4.13%, 09/27/22 (a)	4,601	4,702
4.88%, 05/14/25 (a)	1,399	1,450
4.75%, 04/10/27 (a)	6,000	6,167
ArcelorMittal
6.25%, 02/25/22 (k)	2,368	2,666
ARD Finance SA
7.13%, 09/15/23 (c)	3,000	3,206
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (a)	8,000	8,403
Ball Corp.
4.38%, 12/15/20	6,558	6,888
Berry Plastics Corp.
5.13%, 07/15/23	4,000	4,165
BMC East LLC
5.50%, 10/01/24 (a)	939	984
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	5,109
7.25%, 04/15/25 (a)	7,000	7,106
Cemex SAB de CV
5.70%, 01/11/25 (a) (b)	8,000	8,507
Chemours Co.
5.38%, 05/15/27	2,643	2,717
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	8,400	8,589
First Quantum Minerals Ltd.
7.50%, 04/01/25 (a)	8,000	7,845
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	2,975	3,091
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	5,379	5,410
5.13%, 05/15/24 (a)	4,233	4,235
Freeport-McMoRan Inc.
3.10%, 03/15/20	8,000	7,825
6.50%, 11/15/20	3,000	3,074
3.55%, 03/01/22	4,000	3,753
3.88%, 03/15/23 (b)	1,005	940
4.55%, 11/14/24 (b)	7,000	6,608
5.40%, 11/14/34	8,000	7,180
Hexion Inc.
10.38%, 02/01/22 (a) (b)	2,300	2,268
Hexion US Finance Corp.
6.63%, 04/15/20	5,000	4,565
Koppers Inc.
6.00%, 02/15/25 (a)	1,614	1,715
Olin Corp.
5.13%, 09/15/27	5,168	5,339
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a) (b)	2,000	2,122
PaperWorks Industries Inc.
9.50%, 08/15/19 (a)	3,250	2,428
Rain CII Carbon LLC
8.25%, 01/15/21 (a)	2,315	2,407
7.25%, 04/01/25 (a)	9,000	9,285
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	6,614	6,861
Scotts Miracle-Gro Co.
6.00%, 10/15/23	2,457	2,644
5.25%, 12/15/26	568	593
Signode Industrial Group Lux SA
6.38%, 05/01/22 (a)	4,000	4,191
Silgan Holdings Inc.
4.75%, 03/15/25 (a)	6,596	6,751
St. Marys Cement Inc.
5.75%, 01/28/27 (a)	6,000	5,912
Teck Resources Ltd.
3.75%, 02/01/23	3,000	2,922
8.50%, 06/01/24 (a)	704	813
Vale Overseas Ltd.
6.25%, 08/10/26	6,000	6,483
		187,919
Real Estate 1.5%
AvalonBay Communities Inc.
2.90%, 10/15/26	1,823	1,763
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	1,600	1,590
CyrusOne LP
5.00%, 03/15/24 (d) (f)	1,025	1,056
5.38%, 03/15/27 (a)	716	746
Equinix Inc.
5.38%, 05/15/27	6,000	6,415
ESH Hospitality Inc.
5.25%, 05/01/25 (a)	8,419	8,705
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,141
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,677	1,826
4.50%, 09/01/26	4,444	4,483
Uniti Group Inc.
7.13%, 12/15/24 (d) (f)	6,923	6,850
		35,575
Telecommunication Services 8.8%
CenturyLink Inc.
7.50%, 04/01/24 (b)	1,979	2,170
5.63%, 04/01/25 (b)	10,000	10,002
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	4,000	4,186
Cogent Communications Group Inc.
5.38%, 03/01/22 (a)	3,000	3,151
Frontier Communications Corp.
6.25%, 09/15/21 (b)	4,000	3,571
11.00%, 09/15/25	12,000	11,091
7.88%, 01/15/27	2,000	1,453
9.00%, 08/15/31	4,000	3,201
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,896	3,026
6.63%, 08/01/26	2,896	3,108
Intelsat Jackson Holdings Ltd.
7.25%, 04/01/19 (b)	7,500	7,511
Intelsat Jackson Holdings SA
7.50%, 04/01/21	3,000	2,771
5.50%, 08/01/23 (b)	6,000	4,959
9.75%, 07/15/25 (a)	6,956	6,943
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	5,193
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,110
5.38%, 05/01/25	5,000	5,261
5.25%, 03/15/26	8,000	8,295
Neptune Finco Corp.
10.88%, 10/15/25 (a)	6,000	7,210
Radiate Holdco LLC
6.63%, 02/15/25 (b) (d) (f)	2,461	2,473
Sable International Finance Ltd.
6.88%, 08/01/22 (a)	2,667	2,878
SES Global Americas Holdings GP
5.30%, 03/25/44 (a)	5,000	4,648
Sprint Capital Corp.
6.90%, 05/01/19	3,112	3,324
6.88%, 11/15/28	6,000	6,667
Sprint Corp.
7.88%, 09/15/23	3,000	3,447
7.13%, 06/15/24	15,000	16,675
Sprint Nextel Corp.
7.00%, 03/01/20 (a)	888	974
6.00%, 11/15/22	5,000	5,298
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	5,818	5,869

See accompanying Notes to Financial Statements.

158

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Telecom Italia Capital SA
6.38%, 11/15/33	1,786	1,924
6.00%, 09/30/34	3,214	3,401
Telesat Canada
8.88%, 11/15/24 (a)	5,591	6,280
T-Mobile USA Inc.
4.00%, 04/15/22 (b)	5,000	5,198
6.84%, 04/28/23	654	697
5.13%, 04/15/25	5,000	5,249
6.50%, 01/15/24 - 01/15/26	9,000	9,780
5.38%, 04/15/27 (b)	5,000	5,357
Windstream Corp.
6.38%, 08/01/23	5,000	4,124
Windstream Services LLC
7.50%, 06/01/22 (b)	5,000	4,464
Zayo Group LLC
6.00%, 04/01/23	14,111	14,855
		209,794
Utilities 2.5%
AES Corp.
4.20%, 06/01/19 (b) (h)	1,589	1,588
5.50%, 04/15/25	18,000	18,851
Calpine Corp.
5.75%, 01/15/25 (b)	3,000	2,821
Dynegy Inc.
8.00%, 01/15/25 (a) (b)	12,863	12,470
FirstEnergy Corp.
4.25%, 03/15/23 (g)	1,005	1,059
3.90%, 07/15/27	7,010	7,023
4.85%, 07/15/47 (g)	2,698	2,734
GenOn Americas Generation LLC
0.00%, 10/01/21 (i) (j)	16,000	14,340
		60,886
Total Corporate Bonds And Notes (cost $1,802,888)		1,848,069
VARIABLE RATE SENIOR LOAN INTERESTS 8.5% (h)
Consumer Discretionary 3.0%
Bass Pro Group LLC
Term Loan B, 6.15%, 04/01/24	11,980	11,627
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (i) (j) (l)	2,113	2,642
Term Loan, 0.00%, 03/31/24 (m)	8,437	8,407
Cowlitz Tribal Gaming Authority
Term Loan, 11.54%, 12/01/21 (l)	11,490	12,754
Helix Gen Funding LLC
Term Loan B, 4.97%, 03/09/24	9,199	9,248
Jo-Ann Stores Inc.
Term Loan, 0.00%, 10/21/23 (m)	6,742	6,705
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.66%, 12/24/21	3,200	3,165
2nd Lien Term Loan, 7.91%, 06/23/23 (l)	678	674
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.23%, 10/12/23	2,200	2,212
Sally Holdings LLC
Term Loan B-1, 0.00%, 06/22/24 (l) (m)	1,300	1,300
Serta Simmons Bedding LLC
2nd Lien Term Loan, 9.18%, 10/21/24	3,518	3,502
UFC Holdings LLC
1st Lien Term Loan, 4.47%, 07/22/23	1,495	1,497
2nd Lien Term Loan, 8.72%, 07/26/24	3,800	3,866
WideOpenWest Finance LLC
Term Loan B, 4.70%, 08/17/23	3,940	3,933
		71,532
Consumer Staples 0.5%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, 01/27/24	6,168	5,969
JBS USA LLC
Term Loan B, 5.50%, 10/30/22	6,100	5,941
		11,910
Energy 1.3%
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (i) (j)	4,664	2,991
Foresight Energy LLC
1st Lien Term Loan, 6.79%, 03/16/22	9,500	9,031
Jonah Energy LLC
2nd Lien Term Loan, 7.54%, 05/07/21	6,800	6,471
Summit Midstream Holdings LLC
Term Loan B, 7.04%, 05/15/22	1,804	1,822
Ultra Resources Inc.
1st Lien Term Loan, 4.12%, 04/14/24	10,000	9,925
		30,240
Health Care 0.6%
Air Methods Corp.
Term Loan B, 4.57%, 04/13/24	5,089	5,032
CBS Radio Inc.
Term Loan B, 4.72%, 10/06/23	3,793	3,798
Change Healthcare Holdings Inc.
Term Loan B, 3.79%, 02/02/24	4,878	4,876
		13,706
Industrials 0.3%
Commercial Barge Line Co.
1st Lien Term Loan, 9.79%, 11/06/20	7,781	6,705
Information Technology 1.2%
Almonde Inc.
1st Lien Term Loan, 4.74%, 05/03/24	1,594	1,593
2nd Lien Term Loan, 8.46%, 05/03/25	1,200	1,221
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.34%, 10/19/23	4,950	4,966
2nd Lien Term Loan, 9.46%, 10/14/24	4,500	4,594
Radiate Holdco LLC
Bridge Term Loan, 0.00%, 02/15/25 (l) (m)	8,000	8,000
Tempo Acquisition LLC
Term Loan, 4.06%, 04/20/24	7,700	7,713
		28,087
Materials 0.3%
BWAY Holding Co.
Term Loan B, 4.33%, 03/22/24	4,700	4,697
Solenis International LP
2nd Lien Term Loan, 7.95%, 07/02/22	3,500	3,498
		8,195
Telecommunication Services 0.6%
Frontier Communications Corp.
Term Loan B-1, 4.91%, 05/31/24	4,700	4,629
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	4,688	4,687
Windstream Services LLC
Term Loan B-6, 5.21%, 03/29/21	6,543	6,524
		15,840
Utilities 0.7%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 06/23/18 (m)	6,510	6,526
Talen Energy Supply LLC
Term Loan B-1, 5.05%, 07/15/23	8,667	8,022
Vistra Operations Co. LLC
Term Loan B-2, 4.46%, 12/12/23	2,985	2,983
		17,531
Total Variable Rate Senior Loan Interests (cost $202,821)		203,746
GOVERNMENT AND AGENCY OBLIGATIONS 1.8%
U.S. Treasury Securities 1.8%
U.S. Treasury Bond
2.88%, 11/15/46	5,000	5,036
U.S. Treasury Note
1.25%, 05/31/19 (b)	10,000	9,977
1.50%, 08/15/26	30,000	28,073
Total Government And Agency Obligations (cost $44,041)		43,086
PREFERRED STOCKS 0.8%
Energy 0.5%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	388	9,913
Vantage Drilling International (d) (i) (n)	14	2,428
		12,341
Financials 0.3%
Federal Home Loan Mortgage Corp. - Series Z, 0.00%, (callable at 25 beginning 12/31/17) (e) (i) (j)	50	273
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (e) (i) (j)	519	2,989

See accompanying Notes to Financial Statements.

159

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Morgan Stanley - Series K, 5.85%, (callable at 25 beginning 04/15/27) (e)	100	2,732
		5,994
Total Preferred Stocks (cost $20,227)		18,335
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (i) (l) (o)	53,443	—
Quicksilver Resources Inc. Escrow (i) (l) (o)	10,557	—
Stone Container Finance Co. of Canada II Escrow (i) (l) (o)	1,375	—
Vantage Drilling Co. Escrow (b) (d) (i) (l) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 5.5%
Consumer Discretionary 1.3%
AMC Networks Inc. - Class A (i)	100	5,341
DISH Network Corp. - Class A (i)	80	5,021
Home Interior Gift Inc. (i) (l)	429	—
MGM Resorts International	200	6,258
Michaels Cos. Inc. (i)	225	4,167
Party City Holdco Inc. (b) (i)	105	1,643
Sally Beauty Holdings Inc. (i)	180	3,645
ServiceMaster Global Holdings Inc. (i)	140	5,487
		31,562
Consumer Staples 0.5%
B&G Foods Inc. (b)	150	5,340
Snyders-Lance Inc.	201	6,947
		12,287
Energy 1.6%
Chaparral Energy Inc. (d) (f) (i) (l)	4	97
Chaparral Energy Inc. - Class A (i) (l)	565	12,713
Chaparral Energy Inc. - Class B (i) (l)	119	2,647
DCP Midstream Partners LP	90	3,045
Energy Transfer Partners LP	113	2,294
MPLX LP	87	2,912
NuStar Energy LP	80	3,730
Prairie Provident Resources Inc. (d) (f) (i)	224	94
Summit Midstream Partners LP	200	4,530
Titan Energy LLC (i)	75	581
Williams Partners LP	140	5,615
		38,258
Financials 0.6%
JPMorgan Chase & Co.	90	8,226
Wells Fargo & Co.	100	5,541
		13,767
Health Care 0.3%
DaVita Inc. (i)	80	5,181
Valeant Pharmaceuticals International Inc. (b) (i)	75	1,297
		6,478
Industrials 0.2%
Builders FirstSource Inc. (i)	250	3,830
Information Technology 0.2%
EchoStar Corp. - Class A (i)	70	4,249
New Cotai LLC (d) (i) (l)	—	1
		4,250
Materials 0.7%
First Quantum Minerals Ltd.	20	166
Freeport-McMoRan Inc. - Class B (i)	270	3,243
Huntsman Corp.	250	6,460
LyondellBasell Industries NV - Class A	81	6,791
		16,660
Real Estate 0.1%
Outfront Media Inc.	151	3,501
Total Common Stocks (cost $127,396)		130,593
INVESTMENT COMPANIES 1.5%
Eaton Vance Senior Floating-Rate Trust	300	4,473
Invesco Senior Income Trust	805	3,669
Kayne Anderson MLP Investment Co. (b)	199	3,754
PIMCO Floating Rate Strategy Fund	400	4,176
SPDR Barclays High Yield Bond ETF (b)	511	19,022
Total Investment Companies (cost $35,477)		35,094
SHORT TERM INVESTMENTS 11.6%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (p) (q)	96,455	96,455
Securities Lending Collateral 7.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (q)	180,224	180,224
Total Short Term Investments (cost $276,679)		276,679
Total Investments 107.7% (cost $2,524,647)		2,571,272
Other Derivative Instruments 0.0%		328
Other Assets and Liabilities, Net (7.7)%		(183,412)
Total Net Assets 100.0%		$2,388,188

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $917,051 and 38.4%, respectively.

(b) All or portion of the security was on loan.

(c) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Perpetual security.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(i) Non-income producing security.

(j) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(l) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(n) Convertible security.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.3%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	2,010	$2,093
Series 2013-A-2, 4.95%, 01/15/23	1,278	1,366
Series 2016-AA-2, 3.20%, 06/15/28	3,006	2,987
American Express Credit Account Secured Note Trust
Series 2012-A-4, 1.40%, 10/16/17 (b)	7,900	7,905
Series 2012-C-4, 1.96%, 10/16/17 (a) (b)	2,227	2,230
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,649
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	2,384	2,382
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (a)	949	949
Series 2015-B-1A, 2.26%, 06/10/21 (a)	331	331
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (c) (d)	911	911
Series 2017-A3-1A, 2.29%, 06/10/21 (c) (d)	1,177	1,178
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	483	483
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	480	479

See accompanying Notes to Financial Statements.

160

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	5,060	5,310
BA Credit Card Trust
Series 2015-A-A1, 1.49%, 01/16/18 (b)	11,269	11,285
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	1,985	2,011
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	2,286	2,324
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-T28, REMIC, 5.74%, 09/11/17 (b)	71	71
Series 2007-A4-PW17, REMIC, 5.69%, 06/11/50 (b)	435	436
Capital One Multi-Asset Execution Trust
Series 2007-A5-A5, 1.20%, 09/15/17 (b)	4,000	4,000
Series 2016-A1-A1, 1.61%, 04/15/19 (b)	5,714	5,747
CarMax Auto Owner Trust
Series 2016-A2A-2, 1.24%, 02/15/18	2,131	2,131
Series 2016-A2B-1, 1.69%, 04/15/19 (b)	1,778	1,780
Chase Issuance Trust
Series 2015-A2-A2, 1.59%, 02/15/18	5,975	5,980
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (c) (d)	2,309	2,302
Citibank Credit Card Issuance Trust
Series 2013-A4-A4, 1.64%, 07/24/18 (b)	1,522	1,527
Series 2017-A6-A6, 1.83%, 05/14/27 (b)	6,568	6,611
Citigroup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	2,021	2,058
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	1,166	1,165
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	484	483
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	451	475
Series 2012-A-1, 4.15%, 04/11/24	1,658	1,741
Series 2012-A-2, 4.00%, 10/29/24	1,461	1,531
Crown Castle Towers LLC
Series 2010-C-6, 4.88%, 08/15/20 (a)	1,450	1,564
CSMC Trust
Series 2017-A1-HL1, REMIC, 3.50%, 06/25/47 (b) (c) (d) (e)	4,775	4,870
Dell Equipment Finance Trust
Series 2016-A2-1, 1.43%, 03/22/18 (a)	6,518	6,516
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	693
Series 2017-A2-1, 1.86%, 06/24/19 (a)	3,715	3,716
Series 2015-A3-1, 1.30%, 03/23/20 (a)	75	75
Series 2015-B-1, 1.81%, 03/23/20 (a)	967	967
Delta Air Lines Inc. Pass-Through Trust
Series 2010-A-1, 6.20%, 07/02/18	1	1
Series 2010-A-2, 4.95%, 05/23/19	102	106
Ford Credit Auto Owner Trust
Series 2014-B-C, 1.97%, 04/15/20	1,256	1,254
Series 2015-C-B, 2.21%, 01/15/21	1,009	1,014
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-4, 1.40%, 08/15/17	7,370	7,370
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	2,782	2,779
Series 2017-A3-1, 2.06%, 05/20/20	5,186	5,205
GM Financial Consumer Automobile Receivables Trust
Series 2017-A3-1A, 1.78%, 10/18/21 (a)	4,098	4,098
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A2-1, 1.72%, 04/22/19 (a)	1,060	1,059
Series 2017-A3-1, 2.06%, 06/22/20 (a)	1,123	1,123
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (c) (d)	2,633	2,628
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	2,391	2,381
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,747	1,767
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	3,042	3,082
Series 2017-A3-2, REMIC, 3.50%, 05/25/47 (a) (b)	5,732	5,802
Kubota Credit Owner Trust
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (a)	1,054	1,054
Leaf Receivables Funding 12 LLC
Series 2017-A2-1, 1.72%, 02/15/19 (a)	1,656	1,654
Series 2017-A3-1, 2.07%, 05/15/20 (a)	907	905
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 02/15/18	5,277	5,272
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.74%, 05/15/18 (a) (b)	4,219	4,235
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	462	458
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 1.38%, 04/16/18 (b)	4,707	4,710
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (a)	5,000	5,026
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (b) (c) (d)	1,317	1,338
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,340	3,331
Series 2017-A-2A, 1.92%, 12/20/21 (a)	6,142	6,145
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b) (e)	1,371	1,412
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	2,351	2,349
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,509)		184,870
CORPORATE BONDS AND NOTES 43.1%
Consumer Discretionary 3.6%
21st Century Fox America Inc.
4.75%, 09/15/44	1,000	1,065
A&E Television Networks LLC
3.11%, 08/22/19 (c) (e)	1,000	1,016
American Greetings Corp.
7.88%, 02/15/25 (a)	663	716
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (a)	1,435	1,446
CCO Holdings LLC
5.13%, 05/01/27 (a)	3,282	3,364
Charter Communications Operating LLC
6.38%, 10/23/35	2,435	2,899
6.83%, 10/23/55	1,030	1,259
Comcast Corp.
3.00%, 02/01/24	2,500	2,536
3.40%, 07/15/46	2,498	2,273
General Motors Co.
3.50%, 10/02/18	4,600	4,679
5.20%, 04/01/45	1,145	1,129
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	3,294	3,335
Hilton Worldwide Finance LLC
4.88%, 04/01/27 (a)	2,892	3,016
Home Depot Inc.
2.13%, 09/15/26	3,383	3,159
KFC Holding Co.
5.25%, 06/01/26 (a)	174	183
4.75%, 06/01/27 (a)	2,222	2,266
Lowe's Cos. Inc.
3.10%, 05/03/27	3,064	3,051
NAI Entertainment Holdings
5.00%, 08/01/18 (a)	228	228
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (f)	1,589	1,688
Newell Rubbermaid Inc.
3.85%, 04/01/23 (g)	1,456	1,530
Numericable - SFR SA
7.38%, 05/01/26 (a)	2,087	2,263
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (a) (h)	1,100	1,121
4.75%, 09/15/26 (a) (h)	644	651
Scientific Games International Inc.
7.00%, 01/01/22 (a)	1,022	1,088
Seminole Indian Tribe of Florida
6.54%, 10/01/20 (a)	585	591

See accompanying Notes to Financial Statements.

161

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Walt Disney Co.
3.00%, 07/30/46	480	421
		46,973
Consumer Staples 2.6%
Altria Group Inc.
2.63%, 09/16/26	1,206	1,163
3.88%, 09/16/46	1,336	1,297
Archer-Daniels-Midland Co.
2.50%, 08/11/26	3,313	3,171
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	1,731	1,629
3.43%, 06/15/27	1,670	1,682
JBS Investments GmbH
7.25%, 04/03/24 (a) (i)	2,051	1,829
Kraft Heinz Foods Co.
3.95%, 07/15/25	3,056	3,152
5.00%, 07/15/35	1,605	1,734
5.20%, 07/15/45	1,136	1,232
4.38%, 06/01/46	3,885	3,788
Mars Inc.
2.19%, 10/11/17 (c) (e)	2,850	2,850
3.74%, 10/11/27 (c) (e)	1,200	1,235
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (a)	1,450	1,435
Post Holdings Inc.
5.50%, 03/01/25 (a)	462	477
5.00%, 08/15/26 (a)	1,638	1,633
Reynolds American Inc.
4.45%, 06/12/25	2,391	2,567
5.70%, 08/15/35	975	1,156
7.00%, 08/04/41 (c)	812	1,041
		33,071
Energy 3.9%
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	2,316	2,673
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	2,282	2,433
5.13%, 06/30/27 (a)	3,421	3,513
Columbia Pipeline Group Inc.
3.30%, 06/01/20	743	761
4.50%, 06/01/25	746	792
5.80%, 06/01/45	933	1,112
DCP Midstream LLC
5.85%, 05/21/43 (a) (b)	667	617
Denbury Resources Inc.
9.00%, 05/15/21 (a)	500	476
Diamondback Energy Inc.
5.38%, 05/31/25 (a)	3,004	3,044
Energy Transfer Partners LP
6.13%, 12/15/45	500	544
Enterprise Products Operating LLC
3.75%, 02/15/25	766	789
3.70%, 02/15/26	440	448
EP Energy LLC
8.00%, 11/29/24 (a)	2,530	2,522
8.00%, 02/15/25 (a)	949	707
HollyFrontier Corp.
5.88%, 04/01/26	1,025	1,087
MPLX LP
5.20%, 03/01/47	1,586	1,631
Nabors Industries Inc.
5.50%, 01/15/23 (a) (i)	441	418
Parsley Energy LLC
5.25%, 08/15/25 (a)	716	717
Petroleos Mexicanos
5.38%, 03/13/22 (a)	3,750	3,946
2.29%, 02/15/24	2,283	2,258
Phillips 66
1.89%, 04/15/20 (a) (b)	1,832	1,836
Precision Drilling Corp.
7.75%, 12/15/23 (a)	867	875
Regency Energy Partners LP
5.88%, 03/01/22	3,009	3,314
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,150	1,281
5.63%, 03/01/25	241	266
5.88%, 06/30/26	4,055	4,541
Shell International Finance BV
4.00%, 05/10/46	2,375	2,353
SM Energy Co.
6.75%, 09/15/26 (i)	1,096	1,046
Tesoro Logistics LP
6.13%, 10/15/21	224	233
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	3,569	3,639
		49,872
Financials 16.2%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	773	821
4.50%, 05/15/21	1,432	1,517
AIG SunAmerica Global Financing X
6.90%, 03/15/32 (a)	1,696	2,242
American Express Credit Corp.
2.25%, 05/05/21	2,500	2,494
3.30%, 05/03/27	1,555	1,550
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	6,718	6,908
4.90%, 02/01/46	5,909	6,675
Athene Global Funding
2.75%, 04/20/20 (a) (i)	3,900	3,909
4.00%, 01/25/22 (a)	4,205	4,360
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (f)	1,683	1,823
3.30%, 01/11/23	3,428	3,493
4.00%, 01/22/25	2,057	2,091
3.25%, 10/21/27	1,380	1,333
3.82%, 01/20/28 (b)	3,240	3,298
3.71%, 04/24/28	4,490	4,519
4.24%, 04/24/38	1,250	1,301
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (f) (j)	4,100	4,358
BMW US Capital LLC
2.00%, 04/11/21 (a)	3,978	3,942
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (g)	100	111
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	6,500	6,483
Capital One Financial Corp.
3.75%, 03/09/27	3,033	3,025
Cemex Finance LLC
6.00%, 04/01/24 (a) (i)	1,471	1,562
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (f)	2,217	2,456
2.75%, 04/25/22	1,850	1,849
4.05%, 07/30/22	1,325	1,384
4.13%, 07/25/28	1,206	1,222
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,728
3.63%, 09/09/24	1,000	1,031
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (f)	660	700
7.50%, (callable at 100 beginning 12/11/23) (a) (f)	2,448	2,745
4.28%, 01/09/28 (c) (d)	2,471	2,557
Diamond 1 Finance Corp.
5.45%, 06/15/23 (a)	1,672	1,817
8.35%, 07/15/46 (a)	2,157	2,787
EDP Finance BV
3.63%, 07/15/24 (a)	3,500	3,474
Enstar Group Ltd.
4.50%, 03/10/22	2,484	2,564
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,650
Goldman Sachs Group Inc.
2.02%, 12/27/20 (b)	1,200	1,201
2.60%, 12/27/20	3,750	3,762
2.35%, 11/15/21	768	758
3.00%, 04/26/22	7,723	7,778
4.25%, 10/21/25	2,071	2,139
6.75%, 10/01/37	1,500	1,950

See accompanying Notes to Financial Statements.

162

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

HSBC Holdings Plc
6.87%, (callable at 100 beginning 06/01/21) (f) (i) (j)	2,500	2,696
4.38%, 11/23/26	2,560	2,651
4.04%, 03/13/28 (b)	1,894	1,966
Icahn Enterprises LP
6.25%, 02/01/22	1,900	1,985
6.75%, 02/01/24 (i)	1,900	1,981
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	1,325	1,386
2.95%, 10/01/26	2,720	2,627
3.78%, 02/01/28 (b)	3,114	3,187
3.54%, 05/01/28	1,000	1,006
JPMorgan Chase Bank NA
3.22%, 03/01/25 (i)	2,798	2,801
Morgan Stanley
2.34%, 01/20/22 (b)	8,800	8,907
4.88%, 11/01/22	4,381	4,755
4.10%, 05/22/23	3,360	3,526
3.88%, 04/29/24	5,121	5,320
2.37%, 05/08/24 (b)	2,675	2,685
3.13%, 07/27/26	3,411	3,310
3.63%, 01/20/27	2,532	2,548
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	1,071	1,100
Petrobras Global Finance BV
6.13%, 01/17/22	996	1,031
Reckitt Benckiser Treasury Services Plc
2.75%, 06/26/24 (c) (d)	4,249	4,209
3.00%, 06/26/27 (a)	3,743	3,688
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (c) (e)	2,485	2,518
3.18%, 11/15/22 (c) (e)	2,485	2,541
Stena AB
7.00%, 02/01/24 (a) (i)	1,132	1,049
US Bancorp
3.15%, 04/27/27	2,390	2,390
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (f)	2,149	2,383
2.10%, 07/26/21	1,560	1,537
4.48%, 01/16/24	355	380
3.58%, 05/22/28 (b)	6,425	6,492
Wells Fargo Bank NA
2.15%, 12/06/19	5,500	5,521
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	3,650	3,752
		210,295
Health Care 3.6%
Abbott Laboratories
2.90%, 11/30/21	3,750	3,785
3.40%, 11/30/23	4,400	4,495
3.75%, 11/30/26	1,601	1,634
4.75%, 11/30/36	1,324	1,446
Actavis Funding SCS
3.85%, 06/15/24	794	829
4.75%, 03/15/45	750	811
Becton Dickinson & Co.
3.36%, 06/06/24	4,300	4,306
4.67%, 06/06/47	1,446	1,498
Centene Corp.
4.75%, 05/15/22	1,876	1,964
4.75%, 01/15/25	566	583
Community Health Systems Inc.
6.25%, 03/31/23	3,540	3,661
Express Scripts Holding Co.
3.40%, 03/01/27	2,875	2,795
4.80%, 07/15/46	1,126	1,153
Gilead Sciences Inc.
4.15%, 03/01/47	1,082	1,090
HCA Inc.
4.25%, 10/15/19	2,064	2,139
Johns Hopkins Health System Corp.
3.84%, 05/15/46	661	662
Mayo Clinic Rochester
3.77%, 11/15/43	600	596
MEDNAX Inc.
5.25%, 12/01/23 (a)	1,430	1,476
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997	1,162
Mylan Inc.
3.13%, 01/15/23 (a)	1,729	1,717
Perrigo Finance Plc
4.90%, 12/15/44	839	854
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	750	774
Tenet Healthcare Corp.
4.75%, 06/15/20 (b)	953	962
6.75%, 06/15/23 (i)	702	701
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	296	310
5.88%, 05/15/23 (a)	2,274	1,950
7.00%, 03/15/24 (a)	889	938
WellCare Health Plans Inc.
5.25%, 04/01/25	2,340	2,458
		46,749
Industrials 3.5%
AECOM
5.13%, 03/15/27 (c) (d)	2,171	2,179
Aircastle Ltd.
6.25%, 12/01/19	1,270	1,380
5.00%, 04/01/23	2,757	2,944
4.13%, 05/01/24	1,756	1,787
Bombardier Inc.
4.75%, 04/15/19 (a)	1,300	1,326
8.75%, 12/01/21 (a)	1,560	1,734
7.50%, 03/15/25 (a)	758	786
Cintas Corp. No. 2
3.70%, 04/01/27	4,942	5,123
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	1,583	1,623
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (f)	13,941	14,765
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,378
8.63%, 01/15/22	750	924
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21 (a)	2,946	2,877
2.35%, 10/15/26 (a)	5,500	5,169
		44,995
Information Technology 1.7%
Apple Inc.
2.85%, 05/11/24	4,246	4,264
3.20%, 05/11/27	3,419	3,451
Microsoft Corp.
3.45%, 08/08/36	3,500	3,505
3.70%, 08/08/46	1,955	1,935
3.95%, 08/08/56	2,355	2,355
NXP BV
4.13%, 06/01/21 (a)	2,601	2,732
Visa Inc.
2.80%, 12/14/22	925	941
4.15%, 12/14/35	253	276
4.30%, 12/14/45	2,761	3,024
		22,483
Materials 3.1%
Anglo American Capital Plc
2.63%, 09/27/17 (a)	2,750	2,752
4.75%, 04/10/27 (a)	2,539	2,610
Anglo American Plc
3.63%, 05/14/20 (a)	1,695	1,719
Ardagh Packaging Finance Plc
4.63%, 05/15/23 (a)	1,738	1,781
Barrick Gold Corp.
4.10%, 05/01/23	450	486
BWAY Holding Co.
5.50%, 04/15/24 (a)	3,880	3,964
CF Industries Inc.
3.40%, 12/01/21 (a) (i)	3,910	3,954
4.50%, 12/01/26 (a)	1,560	1,610

See accompanying Notes to Financial Statements.

163

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

EI du Pont de Nemours & Co.
1.70%, 05/01/20 (b)	4,296	4,317
2.20%, 05/01/20	4,950	4,968
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	548	624
Freeport-McMoRan Inc.
3.88%, 03/15/23 (i)	484	453
4.55%, 11/14/24 (i)	4,681	4,419
5.40%, 11/14/34 (i)	1,794	1,610
Methanex Corp.
5.65%, 12/01/44	1,143	1,082
Reynolds Group Issuer Inc.
4.66%, 07/15/21 (a) (b)	3,926	4,005
Samarco Mineracao SA
0.00%, 11/01/22 (c) (d) (k) (l)	345	196
0.00%, 09/26/24 (a) (k) (l)	340	192
		40,742
Real Estate 0.5%
AvalonBay Communities Inc.
2.90%, 10/15/26	1,281	1,239
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,265
CyrusOne LP
5.00%, 03/15/24 (c) (d)	471	485
5.38%, 03/15/27 (a)	329	343
Equinix Inc.
5.38%, 05/15/27	733	784
Prologis International Funding II
4.88%, 02/15/20 (a)	2,222	2,320
		6,436
Telecommunication Services 1.5%
AT&T Inc.
5.25%, 03/01/37	4,230	4,503
Deutsche Telekom International Finance BV
2.23%, 01/17/20 (c) (d)	3,750	3,760
Hughes Satellite Systems Corp.
5.25%, 08/01/26	1,675	1,750
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	2,788	2,812
Verizon Communications Inc.
2.95%, 03/15/22 (a)	4,496	4,520
4.67%, 03/15/55	1,805	1,698
		19,043
Utilities 2.9%
Atlantic City Electric Co.
3.38%, 09/01/24	3,386	3,453
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	2,435	2,543
Enel SpA
8.75%, 09/24/73 (a) (b)	1,472	1,752
Exelon Corp.
3.50%, 06/01/22 (m)	2,583	2,649
5.10%, 06/15/45	1,756	1,967
FirstEnergy Corp.
4.25%, 03/15/23 (g)	883	931
3.90%, 07/15/27	4,473	4,481
4.85%, 07/15/47 (g)	1,518	1,538
FirstEnergy Transmission LLC
5.45%, 07/15/44 (a)	1,680	1,922
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250	2,375
4.10%, 06/01/22	1,679	1,791
2.95%, 04/01/25	4,550	4,531
Southern Co.
3.25%, 07/01/26	6,611	6,501
Talen Energy Corp.
6.50%, 06/01/25 (i)	761	536
Wisconsin Energy Corp.
3.55%, 06/15/25	920	948
		37,918
Total Corporate Bonds And Notes (cost $541,773)		558,577
VARIABLE RATE SENIOR LOAN INTERESTS 3.0% (b)
Consumer Discretionary 1.0%
Bass Pro Group LLC
Term Loan B, 6.15%, 04/01/24	1,400	1,359
Charter Communications Operating LLC
Term Loan H, 3.05%, 01/15/22	951	953
Term Loan I, 3.48%, 01/15/24	571	573
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	1,805	1,791
ESH Hospitality Inc.
Term Loan B, 3.54%, 08/30/23	1,670	1,676
Helix Gen Funding LLC
Term Loan B, 4.97%, 03/09/24	4,216	4,239
PetSmart Inc.
Term Loan B-2, 4.22%, 10/10/22	827	768
UFC Holdings LLC
1st Lien Term Loan, 4.47%, 07/22/23	1,492	1,495
		12,854
Consumer Staples 0.4%
JBS USA LLC
Term Loan B, 5.50%, 10/30/22	5,100	4,967
Pinnacle Foods Finance LLC
Term Loan B, 3.08%, 02/03/24	218	218
		5,185
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.69%, 08/25/21	2,558	2,703
Peabody Energy Corp.
Term Loan, 5.58%, 02/08/22	1,596	1,592
TEX Operations Co. LLC
Term Loan B, 3.79%, 08/04/23	865	856
Term Loan C, 3.79%, 08/04/23	198	196
		5,347
Financials 0.0%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.96%, 01/20/22	500	503
Health Care 0.1%
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.75%, 03/13/22	1,625	1,646
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	3,100	3,170
Materials 0.2%
BWAY Holding Co.
Term Loan B, 4.33%, 03/22/24	1,100	1,099
GCP Applied Technologies Inc.
Term Loan B, 4.40%, 02/03/22	1,205	1,209
		2,308
Telecommunication Services 0.4%
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	3,000	2,964
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	2,095	2,094
		5,058
Utilities 0.2%
Talen Energy Supply LLC
Term Loan B-1, 5.05%, 07/15/23	3,134	2,901
Total Variable Rate Senior Loan Interests (cost $39,152)		38,972
GOVERNMENT AND AGENCY OBLIGATIONS 36.2%
Commercial Mortgage-Backed Securities 0.4%
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 1.35%, 02/25/20 (b)	4,645	4,650
Mortgage-Backed Securities 18.9%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31	1,808	1,822
2.50%, 02/01/32	2,939	2,959
5.00%, 02/01/38 - 11/01/41	2,845	3,114
4.50%, 03/01/42 - 05/01/46	5,930	6,378
3.50%, 04/01/42 - 06/01/44	5,020	5,182
4.00%, 03/01/43 - 03/01/46	9,884	10,414
3.00%, 08/01/43 - 11/01/46	5,816	5,813

See accompanying Notes to Financial Statements.

164

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

4.00%, 08/01/46	4,386	4,613
3.00%, 04/01/30 - 09/01/46	16,074	16,177
Federal National Mortgage Association
2.50%, 01/01/28 - 04/01/31	4,367	4,401
3.00%, 08/01/30 - 11/01/46	13,456	13,642
2.50%, 01/01/32	10,032	10,095
5.50%, 03/01/35 - 08/01/38	1,672	1,864
4.50%, 08/01/40 - 12/01/46	10,888	11,740
3.50%, 01/01/42 - 11/01/46	36,004	37,039
5.00%, 06/01/35 - 05/01/42	2,983	3,268
3.00%, 09/01/30 - 07/01/46	16,067	16,145
4.00%, 04/01/44 - 02/01/47	7,853	8,262
4.00%, 11/01/44	150	157
3.08%, 04/01/45 (b)	2,275	2,349
3.50%, 01/01/46 - 05/01/46	3,852	3,957
4.50%, 08/01/46	5,761	6,195
4.00%, 05/01/47 (n)	7,681	8,085
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/43	1,190	1,308
3.50%, 08/20/42 - 11/20/46	9,675	10,053
2.50%, 05/20/43 (b)	880	902
3.00%, 05/20/43 - 07/20/45	7,592	7,687
3.50%, 08/20/46 - 09/20/46	12,830	13,294
3.00%, 07/15/45 - 12/20/46	11,564	11,691
4.00%, 05/20/44 - 04/20/47	15,992	16,871
		245,477
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,490	1,631
State of California Department of Water Resources
1.71%, 05/01/21	2,732	2,725
		4,356
Sovereign 0.7%
Bank of England Euro Note
1.75%, 03/06/20 (a)	6,940	6,942
Nederlandse Waterschapsbank NV
1.25%, 09/09/19 (a)	2,434	2,409
		9,351
U.S. Treasury Securities 15.9%
U.S. Treasury Bond
3.75%, 08/15/41	9,848	11,544
3.13%, 11/15/41	8,720	9,243
2.50%, 02/15/45	8,900	8,319
U.S. Treasury Note
1.38%, 02/29/20 - 04/30/20	16,710	16,637
2.00%, 11/15/21 - 02/15/22	21,692	21,856
1.75%, 05/15/22	14,835	14,752
1.63%, 04/30/19 - 05/31/23	32,472	32,134
2.75%, 02/15/24	21,579	22,446
2.50%, 05/15/24	14,400	14,749
2.25%, 11/15/25	33,370	33,380
1.50%, 05/31/19 - 08/15/26	20,943	20,538
		205,598
Total Government And Agency Obligations (cost $470,889)		469,432
PREFERRED STOCKS 0.1%
Energy 0.1%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	48	1,226
Total Preferred Stocks (cost $1,219)		1,226
SHORT TERM INVESTMENTS 2.7%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (o) (p)	20,513	20,513
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (p)	14,793	14,793
Total Short Term Investments (cost $35,306)		35,306
Total Investments 99.4% (cost $1,272,848)		1,288,383
Other Derivative Instruments 0.0%		217
Other Assets and Liabilities, Net 0.6%		7,989
Total Net Assets 100.0%		$1,296,589

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $244,692 and 18.9%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Perpetual security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(i) All or portion of the security was on loan.

(j) Convertible security.

(k) Non-income producing security.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $8,108.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/S&P International 5 Fund
COMMON STOCKS 99.1%
Australia 8.0%
AMP Ltd.	49	$197
Aurizon Holdings Ltd.	45	187
Caltex Australia Ltd.	8	202
CIMIC Group Ltd.	6	171
Coca-Cola Amatil Ltd.	21	147
Flight Centre Ltd. (a)	7	216
Fortescue Metals Group Ltd.	35	142
GPT Group	44	162
Harvey Norman Holdings Ltd. (a)	42	125
Insurance Australia Group Ltd.	39	202
Macquarie Group Ltd.	3	184
Mirvac Group	109	178
QBE Insurance Group Ltd.	19	169
Stockland	50	169
Suncorp Group Ltd.	18	202
Telstra Corp. Ltd.	49	161
Vicinity Centres	81	161
Wesfarmers Ltd.	6	171
		3,146
Belgium 0.8%
AGEAS	8	303
Canada 8.1%
Barrick Gold Corp.	16	261
CGI Group Inc. - Class A (b)	7	337
Finning International Inc.	6	110
H&R REIT	6	102
Loblaw Cos. Ltd.	4	206
Metro Inc.	6	211
Restaurant Brands International Inc.	4	219
RioCan REIT	5	97
Rogers Communications Inc. - Class B	7	340
Royal Bank of Canada	4	305
Saputo Inc.	4	134
Sun Life Financial Inc.	8	300
Teck Resources Ltd. - Class B	16	270

See accompanying Notes to Financial Statements.

165

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

West Fraser Timber Co. Ltd.	4	170
Yamana Gold Inc.	55	133
		3,195
Denmark 2.3%
Danske Bank A/S	8	326
Pandora A/S	2	227
Vestas Wind Systems A/S	4	358
		911
Finland 2.9%
Metso Oyj	4	149
Neste Oil Oyj	8	310
Stora Enso Oyj - Class R	27	344
UPM-Kymmene Oyj	12	343
		1,146
France 7.8%
AXA SA	12	334
Bureau Veritas SA	7	148
Capgemini SA	3	344
CNP Assurances SA	7	153
Electricite de France SA	20	215
Klepierre	8	315
Publicis Groupe SA	4	310
Renault SA (a)	3	288
Schneider Electric SE	4	323
Unibail-Rodamco SE (a)	1	315
Vinci SA	4	341
		3,086
Germany 4.2%
Allianz SE	2	325
Deutsche Telekom AG	16	296
Evonik Industries AG	8	253
Hannover Rueck SE	2	202
Muenchener Rueckversicherungs AG	2	303
Siemens AG	2	303
		1,682
Hong Kong 2.2%
CK Hutchison Holdings Ltd.	14	182
HKT Trust	134	176
Li & Fung Ltd.	370	134
New World Development Ltd.	125	159
PCCW Ltd.	271	154
Swire Pacific Ltd. - Class A	8	78
		883
Israel 0.5%
Delek Group Ltd.	—	40
Mizrahi Tefahot Bank Ltd.	8	147
		187
Italy 4.1%
A2A SpA	92	154
Assicurazioni Generali SpA	20	324
Atlantia SpA	12	342
Banca Mediolanum SpA	29	240
Enel SpA	66	356
Poste Italiane SpA	30	203
		1,619
Japan 22.7%
Amada Co. Ltd.	9	111
Ashikaga Holdings Co. Ltd.	25	92
Astellas Pharma Inc.	18	219
Bridgestone Corp.	6	264
Canon Inc.	8	283
China Bank Ltd.	31	225
Daiichi Sankyo Co. Ltd.	11	250
Denso Corp.	6	233
Electric Power Development Co. Ltd.	7	168
Hino Motors Ltd.	18	204
Honda Motor Co. Ltd.	8	214
ITOCHU Corp.	17	250
Japan Airlines Co. Ltd.	7	229
Kajima Corp.	33	279
Komatsu Ltd.	10	260
Konica Minolta Holdings Inc.	22	186
Kuraray Co. Ltd.	14	258
Lawson Inc.	4	245
Marubeni Corp.	37	244
Mizuho Financial Group Inc.	130	239
MS&AD Insurance Group Holdings	7	243
NEC Corp.	98	260
Nippon Telegraph & Telephone Corp.	6	269
NTT DoCoMo Inc.	10	238
Obayashi Corp.	17	200
Panasonic Corp.	22	304
Resona Holdings Inc.	43	240
SBI Holdings Inc.	8	102
Sega Sammy Holdings Inc.	11	145
Seiko Epson Corp.	11	241
Sekisui House Ltd.	13	234
Sumitomo Chemical Co. Ltd.	44	260
Sumitomo Heavy Industries Ltd.	30	200
Sumitomo Mitsui Financial Group Inc.	6	243
Sumitomo Mitsui Trust Holdings Inc.	7	241
Sumitomo Rubber Industries Inc.	13	219
Takeda Pharmaceutical Co. Ltd.	5	259
Teijin Ltd.	13	247
United Urban Investment Corp.	—	96
Yamada Denki Co. Ltd.	32	158
Yokohama Rubber Co. Ltd.	5	109
		8,961
Netherlands 5.6%
Aegon NV (a)	54	277
ING Groep NV	21	360
Koninklijke Philips Electronics NV	10	339
Koninklijke Vopak NV	6	281
Reed Elsevier NV	16	332
Unilever NV - CVA	6	332
Wolters Kluwer NV	7	292
		2,213
Norway 1.0%
Telenor ASA	17	288
TGS Nopec Geophysical Co. ASA	6	121
		409
Portugal 0.5%
Energias de Portugal SA	62	203
Singapore 1.0%
CapitaMall Trust	60	86
Hutchison Port Holdings Trust	215	92
Oversea-Chinese Banking Corp. Ltd.	26	208
		386
South Korea 3.8%
Hanon Systems	10	92
Hotel Shilla Co. Ltd.	4	195
Samsung C&T Corp	2	212
Samsung Electronics Co. Ltd.	—	223
Samsung Fire & Marine Insurance Co. Ltd.	1	197
Samsung Life Insurance Co. Ltd.	2	181
SK C&C Co. Ltd.	1	210
SK Telecom Co. Ltd.	1	205
		1,515
Spain 5.2%
ACS Actividades de Construccion y Servicios SA	8	316
Aena SA	2	387
Banco Santander SA	53	353
CaixaBank SA	83	396
Gas Natural SDG SA	13	313
Repsol SA	19	300
		2,065
Sweden 5.1%
Alfa Laval AB	16	326
BillerudKorsnas AB	8	128
Electrolux AB - Class B	11	350
Nordea Bank AB	24	311
Skandinaviska Enskilda Banken AB - Class A	25	303
Skanska AB - Class B	12	282
SKF AB - Class B	15	307
		2,007

See accompanying Notes to Financial Statements.

166

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Switzerland 1.5%
ABB Ltd.	13	314
Swiss Re AG	3	288
		602
United Kingdom 11.8%
Aberdeen Asset Management Plc	38	151
Admiral Group Plc	11	294
Aviva Plc	46	313
BHP Billiton Plc	17	264
Carnival Plc	5	347
Experian Plc	14	291
HSBC Holdings Plc	35	329
International Game Technology Plc	7	130
Kingfisher Plc	70	274
Mondi Plc	12	320
Old Mutual Plc	93	234
Petrofac Ltd. (a)	24	136
Relx Plc	15	330
Rio Tinto Plc	7	288
St. James's Place Plc	9	145
Standard Life Plc	56	291
TUI AG	13	197
Unilever Plc	6	324
		4,658
Total Common Stocks (cost $36,195)		39,177
RIGHTS 0.1%
Spain 0.1%
ACS Actividades de Construccion y Servicios SA (b)	8	6
Repsol SA (b)	19	9
Total Rights (cost $16)		15
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	91	91
Securities Lending Collateral 1.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	695	695
Total Short Term Investments (cost $786)		786
Total Investments 101.2% (cost $36,997)		39,978
Other Assets and Liabilities, Net (1.2)%		(455)
Total Net Assets 100.0%		$39,523

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 94.4%
Consumer Discretionary 19.6%
Airbnb Inc. (a) (b) (c) (d)	85	$8,898
Altice USA Inc. - Class A (a)	267	8,634
Amazon.com Inc. (a)	486	470,293
AutoZone Inc. (a)	130	74,356
Ctrip.com International Ltd. - ADR (a)	518	27,883
Delphi Automotive Plc	425	37,216
Dollar General Corp.	603	43,463
Ferrari NV	714	61,426
Home Depot Inc.	422	64,750
Limited Brands Inc.	828	44,648
Lowe's Cos. Inc.	430	33,353
Marriott International Inc. - Class A	402	40,353
MGM Resorts International	459	14,366
O'Reilly Automotive Inc. (a)	314	68,641
Priceline Group Inc. (a)	145	271,068
Restaurant Brands International Inc.	146	9,154
Ross Stores Inc.	224	12,914
Starbucks Corp.	1,653	96,369
Tesla Inc. (a) (e)	222	80,447
Tractor Supply Co.	382	20,712
Yum! Brands Inc.	829	61,154
		1,550,098
Consumer Staples 2.9%
Mondelez International Inc. - Class A	752	32,487
Philip Morris International Inc.	1,244	146,061
Walgreens Boots Alliance Inc.	689	53,947
		232,495
Financials 5.9%
Charles Schwab Corp.	1,192	51,221
First Republic Bank	507	50,727
Intercontinental Exchange Inc.	1,316	86,777
JPMorgan Chase & Co.	801	73,257
Morgan Stanley	2,216	98,749
State Street Corp.	526	47,198
TD Ameritrade Holding Corp.	1,314	56,469
WeWork Co. (a) (b) (c) (d)	17	875
		465,273
Health Care 16.4%
Aetna Inc.	391	59,312
Alexion Pharmaceuticals Inc. (a)	877	106,686
Anthem Inc.	195	36,648
Becton Dickinson & Co.	465	90,640
Biogen Inc. (a)	330	89,651
Celgene Corp. (a)	315	40,896
Centene Corp. (a)	357	28,483
CIGNA Corp.	426	71,306
Danaher Corp.	735	61,993
HCA Healthcare Inc. (a)	858	74,800
Humana Inc.	305	73,479
Intuitive Surgical Inc. (a)	131	122,066
Merck & Co. Inc.	960	61,501
Stryker Corp.	757	105,070
UnitedHealth Group Inc.	732	135,820
Vertex Pharmaceuticals Inc. (a)	746	96,156
Zoetis Inc. - Class A	732	45,675
		1,300,182
Industrials 8.6%
Acuity Brands Inc.	434	88,306
American Airlines Group Inc.	1,879	94,531
Boeing Co.	623	123,179
Equifax Inc.	406	55,835
Fortive Corp.	452	28,615
Fortune Brands Home & Security Inc.	558	36,392
Honeywell International Inc.	608	80,974
Illinois Tool Works Inc.	415	59,463
Roper Industries Inc.	361	83,550
Wabtec Corp. (e)	328	30,017
		680,862
Information Technology 36.6%
Alibaba Group Holding Ltd. - ADS (a) (e)	1,365	192,338
Alphabet Inc. - Class A (a)	263	244,413
Alphabet Inc. - Class C (a)	225	204,233
Apple Inc.	2,831	407,692
ASML Holding NV - ADR	126	16,432
Electronic Arts Inc. (a)	640	67,703
Facebook Inc. - Class A (a)	1,900	286,936
Fidelity National Information Services Inc.	652	55,645
Fiserv Inc. (a)	522	63,889
Intuit Inc.	610	80,988
MasterCard Inc. - Class A	1,070	130,012
MercadoLibre Inc.	99	24,762
Microsoft Corp.	3,560	245,405
Nvidia Corp.	197	28,464
PayPal Holdings Inc. (a)	4,082	219,065
Salesforce.com Inc. (a)	1,261	109,185
ServiceNow Inc. (a)	574	60,814
Snap Inc. - Class A (a) (e)	2,484	44,141
Tencent Holdings Ltd.	2,418	86,813
VeriSign Inc. (a) (e)	133	12,389
Visa Inc. - Class A	2,198	206,138
Workday Inc. - Class A (a)	365	35,366
Xilinx Inc.	1,128	72,559
		2,895,382
Real Estate 2.8%
American Tower Corp.	893	118,190
Crown Castle International Corp.	625	62,582

See accompanying Notes to Financial Statements.

167

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Equinix Inc.	88	37,956
		218,728
Telecommunication Services 0.7%
T-Mobile US Inc. (a)	961	58,232
Utilities 0.9%
NextEra Energy Inc.	493	69,112
Total Common Stocks (cost $5,687,964)		7,470,364
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.2%
Airbnb Inc. - Series D (a) (b) (c) (d)	167	17,517
Financials 0.1%
WeWork Co. (a) (b) (c) (d)	152	7,872
Industrials 0.2%
Beijing Xiaoju Kuaizhi Co. Ltd. (a) (b) (c) (d)	246	12,541
Information Technology 0.2%
Dropbox Inc. - Series A (a) (b) (c) (d)	437	3,559
Flipkart Ltd. - Series E (a) (b) (c) (d)	11	988
Flipkart Ltd. - Series H (a) (b) (c) (d)	47	6,746
Flipkart Ltd. (a) (b) (c) (d)	10	882
Flipkart Ltd. - Series G (a) (b) (c) (d)	51	6,117
Flipkart Ltd. - Series A (a) (b) (c) (d)	3	301
Flipkart Ltd. - Series C (a) (b) (c) (d)	6	531
		19,124
Total Preferred Stocks (cost $43,241)		57,054
SHORT TERM INVESTMENTS 5.4%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 0.88% (f) (g)	3,367	3,367
T. Rowe Price Government Reserve Fund, 0.98% (f) (g)	382,290	382,290
		385,657
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (g)	38,887	38,887
Total Short Term Investments (cost $424,544)		424,544
Total Investments 100.5% (cost $6,155,749)		7,951,962
Other Assets and Liabilities, Net (0.5)%		(37,929)
Total Net Assets 100.0%		$7,914,033

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 92.8%
Consumer Discretionary 13.4%
ARAMARK Corp.	774	$31,719
AutoZone Inc. (a)	85	48,489
Burlington Stores Inc. (a)	255	23,457
Carmax Inc. (a) (b)	637	40,169
Carter's Inc.	34	3,024
Coach Inc.	1,708	80,857
Dick's Sporting Goods Inc.	179	7,130
Dollar General Corp.	934	67,332
Ferrari NV	197	16,946
Limited Brands Inc.	383	20,640
Marriott International Inc. - Class A	549	55,070
MGM Resorts International	1,236	38,674
Michaels Cos. Inc. (a)	1,275	23,613
Norwegian Cruise Line Holdings Ltd. (a)	1,448	78,612
O'Reilly Automotive Inc. (a)	154	33,686
PVH Corp.	153	17,518
Royal Caribbean Cruises Ltd.	171	18,678
Tesla Inc. (a) (b)	8	2,893
TripAdvisor Inc. (a)	256	9,779
Vail Resorts Inc.	128	25,962
		644,248
Consumer Staples 2.4%
Blue Buffalo Pet Products Inc. (a)	85	1,939
Casey's General Stores Inc.	255	27,313
ConAgra Brands Inc.	619	22,136
Sprouts Farmers Market Inc. (a)	1,188	26,932
TreeHouse Foods Inc. (a) (b)	479	39,166
		117,486
Energy 0.9%
ARC Resources Ltd. (b)	686	8,972
Centennial Resource Development Inc. (a) (c) (d) (e)	169	2,540
Centennial Resource Development Inc. - Class A (a) (b)	626	9,903
Concho Resources Inc. (a)	187	22,726
		44,141
Financials 9.4%
CBOE Holdings Inc.	747	68,276
FactSet Research Systems Inc.	85	14,125
Fidelity National Financial Inc.	1,873	83,967
MSCI Inc.	297	30,588
Oaktree Capital Group LLC - Class A	162	7,549
Progressive Corp.	1,321	58,243
SLM Corp. (a)	1,479	17,008
TD Ameritrade Holding Corp.	1,407	60,487
Webster Financial Corp.	199	10,392
WeWork Co. (a) (c) (d) (e)	89	4,626
Willis Towers Watson Plc	668	97,167
		452,428
Health Care 20.2%
Acadia HealthCare Co. Inc. (a) (b)	442	21,826
Agilent Technologies Inc.	1,192	70,698
Alkermes Plc (a)	938	54,376
Alnylam Pharmaceuticals Inc. (a)	264	21,057
athenahealth Inc. (a) (b)	68	9,557
Bioverativ Inc. (a)	85	5,114
Bruker Corp.	1,476	42,564
Catalent Inc. (a)	1,024	35,942
Cooper Cos. Inc.	316	75,657
DENTSPLY SIRONA Inc.	725	47,009
Envision Healthcare Corp. (a)	977	61,229
Henry Schein Inc. (a)	215	39,349
Hologic Inc. (a)	1,788	81,139
Idexx Laboratories Inc. (a)	59	9,524
Illumina Inc. (a)	137	23,772
Incyte Corp. (a)	187	23,545
Intuitive Surgical Inc. (a)	51	47,704
Kite Pharma Inc. (a) (b)	127	13,166
MEDNAX Inc. (a)	896	54,092
Mettler-Toledo International Inc. (a)	17	10,005
Quintiles IMS Holdings Inc. (a)	307	27,476
Teleflex Inc.	469	97,439
TESARO Inc. (a) (b)	60	8,392
Veeva Systems Inc. - Class A (a)	212	12,998
Vertex Pharmaceuticals Inc. (a)	178	22,939
West Pharmaceutical Services Inc.	256	24,197
Zoetis Inc. - Class A	510	31,814
		972,580
Industrials 19.6%
Acuity Brands Inc.	103	20,938
Allegion Plc	512	41,533
Ardagh Group SA - Class A	92	2,080
BWX Technologies Inc.	31	1,531
Colfax Corp. (a)	384	15,118
DigitalGlobe Inc. (a)	764	25,441
Equifax Inc.	511	70,222
Fortive Corp.	640	40,544
Fortune Brands Home & Security Inc.	60	3,914
Gardner Denver Holdings Inc. (a)	440	9,508

See accompanying Notes to Financial Statements.

168

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

IDEX Corp.	715	80,802
IHS Markit Ltd. (a)	1,038	45,716
JB Hunt Transport Services Inc.	212	19,373
Kansas City Southern	296	30,976
KAR Auction Services Inc.	688	28,875
MacDonald Dettwiler & Associates Ltd. (b)	294	15,320
Middleby Corp. (a)	131	15,911
Old Dominion Freight Line Inc.	86	8,191
Rockwell Collins Inc.	426	44,764
Roper Industries Inc.	341	78,952
Sensata Technologies Holding NV (a)	1,602	68,437
Textron Inc.	2,018	95,048
TransUnion LLC (a)	256	11,087
United Continental Holdings Inc. (a)	215	16,179
Verisk Analytics Inc. (a)	529	44,632
WABCO Holdings Inc. (a)	128	16,321
Waste Connections Inc.	892	57,463
Xylem Inc.	641	35,531
		944,407
Information Technology 21.1%
Atlassian Corp. Plc - Class A (a)	591	20,791
Black Knight Financial Services Inc. - Class A (a) (b)	125	5,119
Cognex Corp.	110	9,339
CoreLogic Inc. (a)	877	38,044
CoStar Group Inc. (a)	30	7,935
CSRA Inc.	812	25,772
Dropbox Inc. (c) (d) (e)	42	345
Electronic Arts Inc. (a)	323	34,148
Fidelity National Information Services Inc.	299	25,535
Fiserv Inc. (a)	681	83,314
FleetCor Technologies Inc. (a)	278	40,090
Flipkart Ltd. (a) (c) (d) (e)	11	940
Gartner Inc. (a)	170	20,997
Global Payments Inc.	549	49,586
Guidewire Software Inc. (a)	188	12,917
Harris Corp.	509	55,522
IAC/InterActiveCorp. (a)	288	29,698
Keysight Technologies Inc. (a)	1,699	66,142
KLA-Tencor Corp.	272	24,891
Marvell Technology Group Ltd.	1,215	20,072
Match Group Inc. (a) (b)	433	7,526
Microchip Technology Inc. (b)	1,022	78,878
Microsemi Corp. (a)	165	7,713
National Instruments Corp.	170	6,837
NXP Semiconductors NV (a)	42	4,597
Red Hat Inc. (a)	597	57,163
Sabre Corp.	1,020	22,205
ServiceNow Inc. (a)	86	9,116
Splunk Inc. (a)	373	21,220
SS&C Technologies Holdings Inc.	684	26,272
SurveyMonkey Inc. (c) (d) (e)	41	265
Tableau Software Inc. - Class A (a)	311	19,055
Vantiv Inc. - Class A (a)	852	53,966
VeriSign Inc. (a) (b)	470	43,691
Workday Inc. - Class A (a)	299	29,003
Xilinx Inc.	682	43,866
Zillow Group Inc. - Class A (a)	127	6,203
Zillow Group Inc. - Class C (a) (b)	127	6,224
		1,014,997
Materials 5.6%
Air Products & Chemicals Inc.	341	48,783
Ashland Global Holdings Inc.	272	17,928
Ball Corp.	1,534	64,750
Franco-Nevada Corp.	383	27,637
Martin Marietta Materials Inc.	129	28,713
RPM International Inc.	687	37,476
Valvoline Inc.	1,809	42,909
		268,196
Real Estate 0.2%
SBA Communications Corp. (a)	69	9,308
Total Common Stocks (cost $3,376,098)		4,467,791
PREFERRED STOCKS 0.4%
Financials 0.3%
WeWork Co. - Series D-2 (a) (c) (d) (e)	122	6,335
WeWork Co. - Series D-1 (a) (c) (d) (e)	156	8,062
		14,397
Information Technology 0.1%
Dropbox Inc. - Series C (a) (c) (d) (e)	25	206
Dropbox Inc. - Series A (a) (c) (d) (e)	53	429
Dropbox Inc. - Series A-1 (a) (c) (d) (e) (f)	263	2,143
		2,778
Total Preferred Stocks (cost $7,965)		17,175
SHORT TERM INVESTMENTS 7.5%
Investment Companies 6.6%
JNL Government Money Market Fund - Institutional Class, 0.88% (g) (h)	3,900	3,900
T. Rowe Price Government Reserve Fund, 0.98% (g) (h)	314,181	314,181
		318,081
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (h)	45,260	45,260
Total Short Term Investments (cost $363,341)		363,341
Total Investments 100.7% (cost $3,747,404)		4,848,307
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.7)%		(35,289)
Total Net Assets 100.0%		$4,813,019

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.2%
Ally Auto Receivables Trust
Series 2014-C-1, 2.04%, 02/15/18	415	$416
Series 2014-D-1, 2.48%, 02/15/18	415	416
Series 2015-C-2, 2.41%, 01/15/19 (a)	2,985	2,999
Series 2016-D-1, 2.84%, 06/17/19	1,035	1,045
Series 2017-C-2, 2.46%, 09/15/22	395	396
Series 2017-D-2, 2.93%, 11/15/23	550	551
Ally Master Owner Trust
Series 2015-A-3, 1.63%, 05/15/18	8,755	8,756
Series 2017-A1-3, 1.57%, 06/15/20 (b)	815	815
Series 2017-A-2, 1.55%, 06/15/21 (b)	1,085	1,085
ALM XIV Ltd.
Series 2014-A1R-14A, 2.32%, 07/28/26 (a)	1,140	1,143
Series 2014-A2R-14A, 2.72%, 07/28/26 (a)	1,290	1,290
AmeriCredit Automobile Receivables Trust
Series 2014-B-2, 1.60%, 07/08/19	1,960	1,960
Series 2015-D-3, 3.34%, 07/08/19	1,840	1,866
Series 2015-A3-1, 1.26%, 11/08/19	1,740	1,739
Series 2015-A3-2, 1.27%, 01/08/20	1,512	1,511
Series 2015-A3-4, 1.70%, 07/08/20	1,695	1,695
Series 2016-A3-1, 1.81%, 10/08/20	580	581
Series 2015-D-2, 3.00%, 06/08/21	1,440	1,453
Series 2016-A3-4, 1.53%, 07/08/21	2,430	2,419
Series 2014-E-1, 3.58%, 08/09/21	1,040	1,054
Series 2014-E-2, 3.37%, 11/08/21	2,170	2,200
Series 2014-C-3, REMIC, 2.58%, 08/08/18	815	821
Series 2014-D-3, REMIC, 3.13%, 09/08/18	2,565	2,598
ARI Fleet Lease Trust
Series 2015-A2-A, 1.11%, 11/15/18 (a)	839	837
Series 2015-A3-A, 1.67%, 09/15/23 (a)	3,780	3,772
Series 2016-A2-A, 1.82%, 07/15/24 (a)	2,990	2,988
Series 2017-A2-A, 1.91%, 04/15/26 (a)	780	779

See accompanying Notes to Financial Statements.

169

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (a)	6,933	6,936
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (a)	924	922
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	915	915
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	920	920
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	279	279
Avis Budget Rental Car Funding AESOP LLC
Series 2013-A-2A, 2.97%, 02/20/19 (a)	1,570	1,586
Series 2013-B-2A, 3.66%, 02/20/19 (a)	545	553
Series 2014-A-1A, 2.46%, 07/20/19 (a)	880	882
Series 2014-A-2A, 2.50%, 02/20/20 (a)	3,055	3,047
BAMLL Commercial Mortgage Securities Trust
Series 2014-A-IP, REMIC, 2.81%, 06/15/18 (a) (b)	3,470	3,472
Bank of America Corp.
Series 2007-AM-4, REMIC, 6.16%, 08/10/17 (b)	52	53
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (a) (b)	1,665	1,716
BMW Vehicle Lease Trust
Series 2016-A4-1, 1.51%, 08/20/18	1,790	1,786
Series 2016-A3-2, 1.43%, 02/20/19	1,370	1,366
California Republic Auto Receivables Trust
Series 2015-B-1, 2.51%, 05/15/19	785	787
Capital Auto Receivables Asset Trust
Series 2015-A2-2, 1.39%, 10/15/17	146	146
Series 2015-A3-2, 1.73%, 08/15/18	1,475	1,476
Series 2014-A3-3, 1.48%, 11/20/18	96	96
Series 2016-A3-3, 1.54%, 02/20/19	770	769
Series 2015-A2-4, 1.62%, 03/20/19	2,627	2,628
Series 2013-D-4, 3.22%, 05/20/19	1,055	1,060
Series 2016-A4-2, 1.63%, 07/20/19	1,165	1,161
Series 2015-A3-3, 1.94%, 01/21/20	2,380	2,385
Series 2016-A3-1, 1.73%, 04/20/20	1,860	1,862
Series 2013-E-4, 3.83%, 07/20/22 (a)	740	747
Series 2014-E-1, 4.09%, 09/22/22 (a)	680	690
CarMax Auto Owner Trust
Series 2014-B-1, 1.69%, 08/15/19	325	325
Series 2014-C-1, 1.93%, 11/15/19	460	461
Series 2016-A3-4, 1.40%, 08/15/21	2,555	2,533
CCG Receivables Trust
Series 2015-A2-1, 1.46%, 11/14/18 (a)	853	852
Series 2014-A2-1, 1.06%, 11/15/21 (a)	207	207
Series 2015-B-1, 2.60%, 01/17/23 (a)	810	811
Chrysler Capital Auto Receivables Trust
Series 2016-A2-BA, 1.36%, 01/15/20 (a)	758	757
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	790	788
Citigroup Commercial Mortgage Trust
Series 2014-A1-GC19, REMIC, 1.20%, 12/10/18	183	183
Series 2014-A1-GC21, REMIC, 1.24%, 03/10/19	915	910
Series 2014-A1-GC25, REMIC, 1.49%, 09/10/19	257	256
Series 2015-A1-GC27, REMIC, 1.35%, 11/10/19	1,149	1,145
Series 2015-A1-P1, REMIC, 1.65%, 04/15/20	961	958
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	2,892	2,880
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	1,417	1,410
CLNS Trust
Series 2017-A-IKPR, 1.80%, 06/11/22 (a) (b)	1,395	1,396
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	1,026	1,025
Series 2016-A3-A, 1.48%, 12/15/19	5,400	5,383
Series 2016-A3-C, 1.44%, 06/15/20	1,650	1,638
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	3,420	3,421
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	1,937	1,941
Series 2017-A3-1, 3.07%, 05/27/47 (a) (b)	289	293
COMM Mortgage Trust
Series 2014-A1-UBS5, REMIC, 1.37%, 11/10/18	673	672
Series 2014-A1-CR17, REMIC, 1.28%, 12/10/18	628	627
Series 2014-A1-CR18, REMIC, 1.44%, 05/15/19	800	799
Series 2015-A1-CR26, REMIC, 1.60%, 04/10/20	2,153	2,147
Series 2015-A1-CR24, REMIC, 1.65%, 06/12/20	1,959	1,955
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	1,974	1,974
Series 2016-A1-CR28, REMIC, 1.77%, 10/10/20	677	676
Series 2014-A-TWC, REMIC, 1.98%, 02/13/32 (a) (b)	1,280	1,282
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	957	953
Series 2014-A1-CR19, REMIC, 1.42%, 07/10/19	1,294	1,291
Series 2014-A1-UBS6, REMIC, 1.45%, 08/10/19	940	937
Series 2014-A1-CR20, REMIC, 1.32%, 09/10/19	558	555
Series 2015-A2-LC23, REMIC, 3.22%, 10/10/20	4,595	4,745
Commercial Mortgage Trust
Series 2014-A1-UBS4, REMIC, 1.31%, 11/10/18	311	310
Series 2014-A1-LC17, REMIC, 1.38%, 12/10/18	634	632
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	404	403
Series 2015-A1-CR22, REMIC, 1.57%, 10/10/19	548	547
CSAIL Commercial Mortgage Trust
Series 2015-A1-C1, REMIC, 1.68%, 10/18/19	448	447
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	1,831	1,822
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	826	822
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (a)	4,858	4,879
Diamond Resorts Owner Trust
Series 2013-A-2, 2.27%, 05/20/26 (a)	569	566
Series 2014-A-1, 2.54%, 05/20/27 (a)	914	913
Series 2015-A-2, 2.99%, 05/22/28 (a)	827	825
Series 2015-A-1, REMIC, 2.73%, 07/20/27 (a)	731	726
Discover Card Execution Note Trust
Series 2016-A4-A4, 1.39%, 09/16/19	4,620	4,581
Domino's Pizza Master Issuer LLC
Series 2012-A2-1A, 5.22%, 01/25/19 (a)	3,127	3,116
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (a)	602	593
Enterprise Fleet Financing LLC
Series 2014-A2-2, 1.05%, 08/21/17 (a)	702	702
Series 2015-A2-1, 1.30%, 11/20/17 (a)	973	972
Series 2015-A2-2, 1.59%, 04/20/18 (a)	1,980	1,980
Series 2016-A2-1, 1.83%, 11/20/18 (a)	6,187	6,187
Series 2016-A2-2, 1.74%, 06/20/19 (a)	1,585	1,583
Series 2017-A2-1, 2.13%, 11/20/19 (a)	1,080	1,082
Series 2017-A2-2, 1.97%, 04/20/20 (a)	1,120	1,120
Fannie Mae Connecticut Avenue Securities
Series 2016-2M1-C01, 3.32%, 08/25/28 (b)	2,919	2,951
Series 2016-1M1-C02, 3.37%, 09/25/28 (b)	902	914
Series 2016-2M1-C07, 2.52%, 04/25/29 (b)	716	721
Series 2017-1M1-C01, 2.52%, 07/25/29 (b)	1,612	1,629
Series 2017-2M1-C02, 2.37%, 09/25/29 (b)	3,240	3,267
Series 2017-2M1-C04, 2.07%, 11/25/29 (b)	2,628	2,639
Series 2017-1M1-C03, REMIC, 2.17%, 10/25/29 (b)	3,979	3,999
Ford Credit Auto Lease Trust
Series 2015-A4-A, 1.31%, 08/15/18	1,314	1,314
Series 2017-A4-A, 2.02%, 07/15/19	915	916
Ford Credit Auto Owner Trust
Series 2015-A3-C, 1.41%, 02/15/20	2,679	2,678
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-4, 1.40%, 08/15/17	3,595	3,595
Series 2015-A1-1, 1.42%, 01/15/18	3,075	3,074
Series 2016-A1-3, 1.55%, 07/15/19	3,160	3,144
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,162
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2015-M2-DNA3, REMIC, 4.07%, 04/25/28 (b)	1,270	1,314
GE Dealer Floorplan Master Note Trust
Series 2014-A-1, 1.59%, 07/20/17 (b)	5,835	5,835
Series 2014-A-2, 1.66%, 10/20/17 (b)	3,615	3,618
GM Financial Automobile Leasing Trust
Series 2015-A3-3, 1.69%, 03/20/19	6,880	6,885
Series 2016-A3-1, 1.64%, 06/20/19	4,745	4,746
Series 2015-D-1, 3.01%, 03/20/20	815	819
Series 2017-A4-1, 2.26%, 08/20/20	440	441
GMF Floorplan Owner Revolving Trust
Series 2015-A1-1, 1.65%, 05/15/18 (a)	2,815	2,815
Series 2015-C-1, 2.22%, 05/15/18 (a)	1,625	1,625
Series 2016-B-1, 2.41%, 05/15/19 (a)	845	848
Series 2016-C-1, 2.85%, 05/15/19 (a)	325	326
Series 2017-C-1, 2.97%, 01/15/20 (a)	1,560	1,568
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A3-1, 1.73%, 12/20/18 (a)	5,360	5,357
Series 2017-A2-1, 1.72%, 04/22/19 (a)	195	195

See accompanying Notes to Financial Statements.

170

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Series 2017-A3-1, 2.06%, 06/22/20 (a)	180	180
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 10/10/49	494	488
Series 2013-A1-GC13, REMIC, 1.21%, 04/10/18	103	103
Series 2014-A1-GC22, REMIC, 1.29%, 05/10/19	750	746
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	1,524	1,519
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	1,747	1,739
Series 2014-2A1-EB1A, REMIC, 2.48%, 07/25/44 (a) (b)	517	515
Series 2014-A1-GC24, REMIC, 1.51%, 09/10/47	1,370	1,369
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (a)	942	924
Series 2017-A-AA, 2.66%, 12/27/28 (a)	631	630
HLA CLO
Series 2014-B1-3A, 3.00%, 10/22/25 (a)	1,960	1,960
Hospitality Mortgage Trust
Series 2017-A-HIT, REMIC, 1.93%, 05/08/19 (a) (b)	1,365	1,367
Hyundai Auto Lease Securitization Trust
Series 2015-A3-B, 1.40%, 12/15/17 (a)	1,564	1,564
Series 2016-A3-A, 1.60%, 06/15/18 (a)	2,635	2,636
Series 2015-A4-A, 1.65%, 08/15/19 (a)	4,385	4,387
Series 2016-A4-C, 1.65%, 07/15/20 (a)	1,865	1,860
Hyundai Auto Receivables Trust
Series 2015-A3-A, 1.05%, 04/15/19	797	797
Series 2017-B-A, 2.38%, 04/17/23	875	878
John Deere Owner Trust
Series 2015-A3-A, 1.32%, 05/15/18	801	801
Series 2016-A3-B, 1.25%, 07/15/19	1,400	1,394
Series 2016-A3-A, 1.36%, 04/15/20	5,305	5,293
JPMBB Commercial Mortgage Securities Trust
Series 2014-A1-C19, REMIC, 1.27%, 01/15/19	345	344
Series 2014-A1-C21, REMIC, 1.32%, 03/15/19	527	525
Series 2014-A1-C22, REMIC, 1.45%, 06/15/19	388	387
Series 2014-A1-C23, REMIC, 1.65%, 08/15/19	482	481
Series 2014-A1-C24, REMIC, 1.54%, 09/15/19	297	295
Series 2014-A1-C26, REMIC, 1.60%, 10/15/19	3,224	3,210
Series 2015-A1-C27, REMIC, 1.41%, 12/15/19	1,439	1,429
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	3,617	3,594
Series 2015-A1-C32, REMIC, 1.51%, 04/15/20	876	870
Series 2015-A1-C29, REMIC, 1.63%, 04/15/20	1,149	1,144
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-A1-C20, REMIC, 1.27%, 03/15/19	729	724
Series 2006-AM-LDP7, REMIC, 6.14%, 04/15/45 (b)	51	51
JPMorgan Mortgage Trust
Series 2005-2A1-A4, REMIC, 3.66%, 07/25/35 (b)	95	97
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	655	650
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (a)	2,959	2,960
Madison Park Funding XIV Ltd.
Series 2014-A2R-14A, 2.28%, 07/20/26 (a) (b)	2,815	2,816
Mercedes-Benz Auto Lease Trust
Series 2016-A3-A, 1.52%, 04/16/18	4,340	4,341
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (a)	735	737
Series 2017-A1-2, REMIC, 2.75%, 07/25/59 (a) (b)	2,900	2,928
MMAF Equipment Finance LLC
Series 2014-A3-AA, 0.87%, 01/08/19 (a)	1,758	1,756
Series 2015-A3-AA, 1.39%, 10/16/19 (a)	956	954
Series 2017-A2-AA, 1.73%, 05/18/20 (a)	2,310	2,309
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A1-C12, REMIC, 1.31%, 08/15/18	519	519
Series 2014-A1-C14, REMIC, 1.25%, 11/15/18	473	471
Series 2014-A1-C16, REMIC, 1.29%, 03/15/19	404	403
Series 2014-A1-C17, REMIC, 1.55%, 06/15/19	1,003	1,000
Series 2014-A1-C18, REMIC, 1.69%, 07/15/19	529	529
Series 2014-A1-C19, REMIC, 1.57%, 09/15/19	1,979	1,977
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	1,647	1,645
Series 2016-A1-C30, REMIC, 1.39%, 07/15/21	807	800
Morgan Stanley Capital I Trust
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	1,936	1,934
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24 (a)	925	913
Series 2013-A-1A, 2.15%, 04/22/30 (a)	293	290
Series 2015-A-1A, 2.52%, 12/20/32 (a)	2,444	2,423
Nationstar HECM Loan Trust
Series 2016-A-1A, 2.98%, 02/25/18 (a) (c)	525	525
Series 2016-A-2A, 2.24%, 06/25/18 (a) (c)	566	572
Series 2016-A-3A, 2.01%, 08/25/18 (a) (c)	329	332
Neuberger Berman CLO XIX Ltd.
Series 2015-A1R-19A, 0.00%, 07/15/27 (a) (b) (c)	505	505
Nissan Auto Lease Trust
Series 2015-A3-A, 1.40%, 08/15/17	712	712
Series 2016-A4-B, 1.61%, 02/15/19	1,745	1,741
Nissan Auto Receivables Owner Trust
Series 2016-A3-A, 1.34%, 10/15/20	2,295	2,287
Nissan Master Owner Trust Receivables
Series 2015-A2-A, 1.44%, 01/15/18	3,025	3,024
Series 2016-A2-A, 1.54%, 06/17/19	2,265	2,250
Series 2017-A-B, 1.59%, 04/15/20 (b)	4,070	4,069
Novastar Mortgage Funding Trust
Series 2006-A1A-1, REMIC, 1.38%, 05/25/36 (b)	3,092	3,017
OZLM VIII Ltd.
Series 2014-A1AR-8A, 2.60%, 10/17/26 (a)	3,215	3,215
Santander Drive Auto Receivables Trust
Series 2017-B-1, 2.10%, 07/15/19	305	305
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,428
Series 2017-C-1, 2.58%, 06/15/20	370	370
Series 2016-B-1, 2.47%, 12/15/20	995	1,001
Series 2015-D-3, 3.49%, 05/17/21	2,020	2,056
Series 2015-C-5, 2.74%, 12/15/21	4,260	4,286
Series 2015-D-5, 3.65%, 12/15/21	1,405	1,433
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (a)	855	872
Series 2017-C-1, 3.17%, 04/15/22 (a)	1,860	1,860
Series 2013-C-1, REMIC, 2.24%, 04/16/18 (a)	2,925	2,924
Series 2013-D-1, REMIC, 3.60%, 04/16/18 (a)	2,270	2,271
Sierra Receivables Funding Co. LLC
Series 2015-A-3A, 2.58%, 06/20/23 (a)	386	387
Series 2017-A-1A, 2.91%, 07/20/24 (a)	809	816
Series 2015-A-1A, 2.40%, 03/20/32 (a)	2,156	2,155
Sierra Timeshare Receivables Funding LLC
Series 2014-A-2A, 2.05%, 06/20/31 (a)	445	444
Series 2014-A-3A, 2.30%, 10/20/31 (a)	639	636
Series 2015-A-2A, 2.43%, 06/20/32 (a)	1,170	1,169
Series 2016-A-1A, 3.08%, 03/21/33 (a)	1,348	1,365
Series 2016-A-2A, 2.33%, 07/20/33 (a)	882	884
SLM Student Loan Trust
Series 2008-A-9, 2.66%, 10/25/17 (b)	1,269	1,296
Series 2008-A4-4, 2.81%, 07/25/22 (b)	1,626	1,666
Series 2008-A4-5, 2.86%, 07/25/23 (b)	1,770	1,814
Series 2010-A-1, 1.62%, 03/25/25 (b)	3,696	3,638
SMART Trust
Series 2015-A3A-3US, 1.66%, 08/14/18	8,174	8,156
Series 2016-A2A-2US, 1.45%, 08/14/19	4,342	4,323
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (a)	1,115	1,120
Structured Asset Securities Corp.
Series 2003-3A5-26A, REMIC, 3.27%, 09/25/33 (b)	225	228
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18 (a)	3,163	3,163
Synchrony Credit Card Master Note Trust
Series 2014-A-1, 1.61%, 11/15/17	5,310	5,313
Series 2013-B-1, 1.69%, 03/15/18	3,550	3,545
Series 2016-A-1, 2.04%, 03/15/19	3,331	3,344
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,588
Towd Point Mortgage Trust
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	2,276	2,296
Series 2015-A1B-4, REMIC, 2.75%, 02/25/23 (a) (b)	2,442	2,462
Series 2016-A1B-1, REMIC, 2.75%, 02/25/55 (a) (b)	1,288	1,299
Series 2016-A3B-1, REMIC, 3.00%, 02/25/55 (a) (b)	1,582	1,596
Series 2016-A1A-2, REMIC, 2.75%, 08/25/55 (a) (b)	964	973

See accompanying Notes to Financial Statements.

171

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (a) (b)	3,121	3,148
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (a) (b)	2,012	2,030
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,140	3,131
Series 2016-B-2A, 2.15%, 05/20/21 (a)	2,135	2,137
Series 2016-C-2A, 2.36%, 05/20/21 (a)	1,690	1,677
Series 2017-B-1A, 2.45%, 09/20/21 (a)	630	633
Series 2017-C-1A, 2.65%, 09/20/21 (a)	840	845
Volkswagen Auto Loan Enhanced Trust
Series 2014-A4-2, 1.39%, 05/20/18	4,745	4,740
Volkswagen Credit Auto Master Trust
Series 2014-A2-1A, 1.40%, 07/20/17 (a)	4,095	4,095
Volvo Financial Equipment LLC
Series 2016-A3-1A, 1.67%, 02/18/20 (a)	1,320	1,320
Series 2014-C-1A, 1.94%, 11/15/21 (a)	955	954
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	869	866
Series 2014-A1-LC18, REMIC, 1.44%, 11/15/19	2,320	2,309
Series 2015-A1-C28, REMIC, 1.53%, 02/18/20	1,321	1,315
Series 2015-A1-C26, REMIC, 1.45%, 02/15/48	953	949
Series 2016-A1-LC24, REMIC, 1.44%, 10/15/49	873	865
Series 2015-A2-NXS2, REMIC, 3.02%, 07/15/58	3,900	3,982
Series 2016-A1-C32, REMIC, 1.58%, 01/15/59	2,965	2,947
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A3-G, REMIC, 3.35%, 06/25/34 (b)	61	62
Series 2005-2A2-AR4, REMIC, 3.31%, 04/25/35 (b)	604	620
Wells Fargo-RBS Commercial Mortgage Trust
Series 2014-A1-LC14, REMIC, 1.19%, 12/15/18	631	629
Series 2014-A1-C20, REMIC, 1.28%, 02/15/19	1,212	1,207
Series 2015-A1-LC20, REMIC, 1.47%, 12/17/19	2,417	2,406
Series 2014-A1-C21, REMIC, 1.41%, 08/15/47	1,492	1,487
Series 2014-A1-C24, REMIC, 1.39%, 11/15/47	198	197
Series 2014-A1-C22, REMIC, 1.48%, 09/15/57	1,034	1,031
Series 2014-A1-C23, REMIC, 1.66%, 10/14/57	457	456
Wendys Funding LLC
Series 2015-A2I-1A, 3.37%, 06/15/45 (a)	4,294	4,309
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (a)	616	615
Wheels SPV LLC
Series 2015-A2-1A, 1.27%, 04/20/18 (a)	387	387
World Omni Auto Receivables Trust
Series 2015-A3-B, 1.49%, 12/15/20	3,385	3,382
World Omni Automobile Lease Securitization Trust
Series 2016-A3-A, 1.45%, 08/15/19	3,230	3,218
Total Non-U.S. Government Agency Asset-Backed Securities (cost $468,382)		468,150
CORPORATE BONDS AND NOTES 50.2%
Consumer Discretionary 3.6%
AutoZone Inc.
1.63%, 04/21/19	475	471
Brinker International Inc.
2.60%, 05/15/18	3,025	3,024
Charter Communications Operating LLC
3.58%, 07/23/20	3,685	3,803
4.46%, 07/23/22	1,795	1,912
Delphi Automotive Plc
3.15%, 11/19/20	3,070	3,132
GLP Capital LP
4.38%, 11/01/18	3,600	3,675
Interpublic Group of Cos. Inc.
2.25%, 11/15/17	6,160	6,169
INVISTA Finance LLC
4.25%, 10/15/19 (a)	4,150	4,256
JD.com Inc.
3.13%, 04/29/21	4,175	4,170
Newell Rubbermaid Inc.
2.05%, 12/01/17	2,490	2,493
2.15%, 10/15/18	3,425	3,434
2.60%, 03/29/19 (d)	1,049	1,060
Nissan Motor Acceptance Corp.
1.95%, 09/12/17 (a)	4,015	4,017
1.55%, 09/13/19 (a)	2,095	2,072
Omnicom Group Inc.
4.45%, 08/15/20	3,845	4,086
QVC Inc.
3.13%, 04/01/19	2,455	2,480
Time Warner Cable Inc.
6.75%, 07/01/18	1,630	1,706
8.25%, 04/01/19	4,550	5,014
Whirlpool Corp.
1.65%, 11/01/17	1,565	1,565
		58,539
Consumer Staples 0.8%
Danone SA
1.69%, 10/30/19 (a)	6,780	6,710
Kroger Co.
2.30%, 01/15/19	735	739
1.50%, 09/30/19	736	723
Mead Johnson Nutrition Co.
3.00%, 11/15/20	970	994
Reynolds American Inc.
2.30%, 06/12/18	2,570	2,581
8.13%, 06/23/19 (d)	1,115	1,243
		12,990
Energy 4.7%
Canadian Natural Resources Ltd.
1.75%, 01/15/18	1,605	1,606
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,480
3.13%, 01/20/20 (e)	5,900	5,951
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,520	1,527
ConocoPhillips Co.
1.05%, 12/15/17	2,245	2,241
5.20%, 05/15/18	495	510
DCP Midstream Operating LP
2.50%, 12/01/17	4,640	4,637
Encana Corp.
6.50%, 05/15/19	415	445
Energy Transfer Partners LP
6.70%, 07/01/18	1,465	1,531
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,437
Exxon Mobil Corp.
1.59%, 03/06/22 (b) (e)	8,240	8,249
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,610	1,650
Marathon Oil Corp.
6.00%, 10/01/17	4,215	4,254
Murphy Oil Corp.
3.50%, 12/01/17 (d)	10,030	10,055
ONEOK Partners LP
3.20%, 09/15/18	4,505	4,563
Petroleos Mexicanos
3.50%, 07/18/18 - 07/23/20	5,205	5,263
3.13%, 01/23/19	565	568
Phillips 66
1.79%, 04/15/19 (a) (b)	1,390	1,391
Plains All American Pipeline LP
6.50%, 05/01/18	5,285	5,472
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	2,685	2,927
Spectra Energy Partners LP
2.95%, 09/25/18	3,260	3,297
Tesoro Corp.
4.25%, 10/01/17	1,700	1,703
Valero Energy Corp.
9.38%, 03/15/19	1,330	1,487
		75,244
Financials 22.3%
ABN AMRO Bank NV
2.10%, 01/18/19 (a)	4,685	4,695
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	3,350	3,490
3.50%, 05/26/22	515	528
AIA Group Ltd.
2.25%, 03/11/19 (a)	1,086	1,086

See accompanying Notes to Financial Statements.

172

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

American Express Co.
1.76%, 05/22/18 (b)	7,075	7,103
American Express Credit Corp.
2.20%, 03/03/20	2,425	2,438
Aon Plc
2.80%, 03/15/21	4,310	4,331
Banco de Credito del Peru
2.25%, 10/25/19 (a)	785	785
Banco Santander SA
2.72%, 04/11/22 (b)	2,400	2,472
Bank of America Corp.
2.00%, 01/11/18	2,475	2,479
5.65%, 05/01/18	1,400	1,443
5.63%, 07/01/20	1,225	1,342
2.63%, 04/19/21	2,395	2,403
2.50%, 10/21/22	1,760	1,736
2.32%, 01/20/23 (b)	4,025	4,074
Bank of America NA
1.75%, 06/05/18	3,635	3,641
Banque Federative du Credit Mutuel SA
2.50%, 10/29/18 (a)	4,075	4,102
2.00%, 04/12/19 (a)	1,140	1,139
Barclays Bank Plc
6.05%, 12/04/17 (a)	4,250	4,318
Barclays Plc
2.78%, 01/10/23 (b)	3,615	3,686
BPCE SA
1.63%, 01/26/18	4,461	4,457
2.50%, 12/10/18	4,080	4,115
2.39%, 05/22/22 (a) (b)	1,600	1,614
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (d)	275	306
3.50%, 11/24/20	1,580	1,618
Capital One NA
1.85%, 09/13/19	4,115	4,078
2.35%, 08/17/18 - 01/31/20	4,815	4,823
CBOE Holdings Inc.
1.95%, 06/28/19	1,620	1,619
Citigroup Inc.
1.55%, 08/14/17	6,735	6,736
1.85%, 11/24/17	1,645	1,647
1.80%, 02/05/18	1,425	1,426
1.70%, 04/27/18	2,300	2,297
2.05%, 06/07/19	2,795	2,794
1.95%, 01/10/20 (b)	4,145	4,170
2.90%, 12/08/21	4,145	4,187
Citizens Bank NA
2.30%, 12/03/18	275	276
2.50%, 03/14/19	4,030	4,059
2.45%, 12/04/19	540	543
2.25%, 03/02/20	1,510	1,509
2.55%, 05/13/21	1,625	1,626
CNA Financial Corp.
6.95%, 01/15/18	795	816
7.35%, 11/15/19	1,315	1,467
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,978
Daimler Finance North America LLC
2.03%, 08/01/18 (a) (b)	3,745	3,768
1.75%, 10/30/19 (a)	5,620	5,575
Danske Bank A/S
2.20%, 03/02/20 (a)	3,590	3,592
Discover Bank
2.00%, 02/21/18	1,230	1,232
7.00%, 04/15/20	4,490	4,977
Enel Finance International NV
2.88%, 05/25/22 (a)	3,085	3,083
ERAC USA Finance LLC
6.38%, 10/15/17 (a)	620	628
2.80%, 11/01/18 (a)	2,415	2,440
Ford Motor Credit Co. LLC
1.68%, 09/08/17	8,645	8,647
2.38%, 01/16/18	1,140	1,144
2.55%, 10/05/18	3,640	3,664
2.02%, 05/03/19	1,795	1,796
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,740	3,753
3.10%, 01/15/19	2,425	2,457
Goldman Sachs Group Inc.
6.15%, 04/01/18	9,175	9,467
2.30%, 12/13/19	2,225	2,229
2.75%, 09/15/20	1,090	1,103
2.28%, 04/26/22 (b)	3,030	3,055
HPHT Finance 15 Ltd.
2.25%, 03/17/18 (a)	2,728	2,727
HSBC Bank Plc
1.82%, 05/15/18 (a) (b)	4,875	4,894
Huntington National Bank
2.20%, 11/06/18	6,010	6,032
Hyundai Capital America Inc.
2.40%, 10/30/18 (a)	2,625	2,631
2.50%, 03/18/19 (a)	4,950	4,962
2.00%, 07/01/19 (a)	1,500	1,488
Hyundai Capital Services Inc.
3.50%, 09/13/17 (a)	1,725	1,730
Imperial Tobacco Finance Plc
2.05%, 02/11/18 (a)	7,605	7,613
ING Groep NV
2.45%, 03/29/22 (b)	1,920	1,948
JPMorgan Chase & Co.
1.77%, 03/09/21 (b)	3,890	3,882
2.38%, 10/24/23 (b)	3,875	3,935
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 (a)	2,015	2,057
Legg Mason Inc.
2.70%, 07/15/19	635	640
Marsh & McLennan Cos. Inc.
2.55%, 10/15/18	1,655	1,671
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	6,485	6,531
6.88%, 04/25/18	5,020	5,222
Mitsubishi UFJ Financial Group Inc.
2.09%, 02/22/22 (b)	2,240	2,256
Mizuho Bank Ltd.
1.70%, 09/25/17 (a)	3,255	3,256
2.15%, 10/20/18 (a)	2,385	2,389
Morgan Stanley
6.63%, 04/01/18	960	994
2.44%, 04/25/18 (b)	5,755	5,805
2.00%, 01/24/19 (b)	10,550	10,635
National Bank of Canada
1.45%, 11/07/17	8,005	7,998
Nationwide Building Society
2.35%, 01/21/20 (a)	2,545	2,556
Nordea Bank AB
1.88%, 09/17/18 (a)	2,040	2,044
Principal Life Global Funding II
1.50%, 04/18/19 (a)	1,830	1,816
2.20%, 04/08/20 (a)	3,305	3,306
Provident Cos. Inc.
7.00%, 07/15/18	695	729
Regions Bank
7.50%, 05/15/18	961	1,006
2.25%, 09/14/18	2,090	2,097
Reinsurance Group of America Inc.
6.45%, 11/15/19	795	868
S&P Global Inc.
2.50%, 08/15/18	780	785
Santander Bank NA
8.75%, 05/30/18	1,165	1,235
Santander UK Group Holdings Plc
2.88%, 10/16/20	2,905	2,945
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	7,395	7,360
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	4,285	4,232
Solvay Finance America LLC
3.40%, 12/03/20 (a)	3,105	3,200
Standard Chartered Plc
1.50%, 09/08/17 (a)	4,745	4,743
2.10%, 08/19/19 (a)	1,120	1,116

See accompanying Notes to Financial Statements.

173

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	1,205	1,202
Sumitomo Mitsui Trust Bank Ltd.
1.80%, 03/28/18 (a)	6,520	6,518
SunTrust Banks Inc.
2.35%, 11/01/18	1,870	1,880
Swedbank AB
1.75%, 03/12/18 (a)	9,235	9,244
Trinity Acquisition Plc
3.50%, 09/15/21	1,135	1,162
UBS Group AG
3.00%, 04/15/21 (a)	5,035	5,111
UBS Group Funding Switzerland AG
2.41%, 05/23/23 (a) (b)	3,110	3,148
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 08/11/17) (g)	425	428
WEA Finance LLC
1.75%, 09/15/17 (a)	3,170	3,170
2.70%, 09/17/19 (a)	3,825	3,856
3.25%, 10/05/20 (a)	805	819
Wells Fargo & Co.
2.26%, 01/24/23 (b)	4,520	4,567
XLIT Ltd.
2.30%, 12/15/18	2,440	2,450
		357,951
Health Care 4.1%
Abbott Laboratories
2.35%, 11/22/19	6,940	6,994
2.90%, 11/30/21	2,995	3,023
AbbVie Inc.
1.80%, 05/14/18	5,505	5,512
2.30%, 05/14/21	2,675	2,664
Actavis Funding SCS
2.35%, 03/12/18	4,720	4,739
Agilent Technologies Inc.
6.50%, 11/01/17	735	745
Baxalta Inc.
2.00%, 06/22/18	580	581
2.07%, 06/22/18 (b)	1,725	1,733
Becton Dickinson & Co.
2.68%, 12/15/19	3,045	3,082
2.40%, 06/05/20	3,135	3,140
Biogen Inc.
2.90%, 09/15/20	1,760	1,795
Catholic Health Initiatives
1.60%, 11/01/17	535	535
2.60%, 08/01/18	2,165	2,177
Celgene Corp.
1.90%, 08/15/17	770	770
2.13%, 08/15/18	4,120	4,136
2.30%, 08/15/18	655	659
Express Scripts Holding Co.
2.25%, 06/15/19	485	487
3.30%, 02/25/21	440	450
HCA Inc.
3.75%, 03/15/19	3,120	3,186
Humana Inc.
2.63%, 10/01/19	1,435	1,450
Medco Health Solutions Inc.
4.13%, 09/15/20	2,150	2,257
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	375	387
Teva Pharmaceutical Finance III BV
1.40%, 07/20/18	4,205	4,196
1.70%, 07/19/19	3,895	3,860
2.20%, 07/21/21	3,265	3,200
WellPoint Inc.
2.30%, 07/15/18	3,260	3,278
		65,036
Industrials 4.0%
Air Lease Corp.
2.13%, 01/15/18	885	887
2.13%, 01/15/20	3,540	3,523
Anstock II Ltd.
2.13%, 07/24/17	5,460	5,460
Delta Air Lines Inc.
2.88%, 03/13/20	3,795	3,837
Fortive Corp.
1.80%, 06/15/19	450	447
GATX Corp.
2.38%, 07/30/18	2,315	2,324
2.50%, 07/30/19	600	604
2.60%, 03/30/20	2,565	2,593
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	9,175	9,171
JB Hunt Transport Services Inc.
2.40%, 03/15/19	755	759
Kansas City Southern
2.35%, 05/15/20	3,920	3,916
Penske Truck Leasing Co. LP
3.38%, 03/15/18 (a)	4,195	4,241
2.88%, 07/17/18 (a)	4,350	4,396
2.50%, 06/15/19 (a)	2,080	2,095
Rockwell Collins Inc.
1.95%, 07/15/19	1,200	1,202
Roper Industries Inc.
1.85%, 11/15/17	1,785	1,786
2.05%, 10/01/18	4,140	4,147
Roper Technologies Inc.
3.00%, 12/15/20	650	665
2.80%, 12/15/21	1,250	1,260
Southwest Airlines Co.
2.75%, 11/06/19	2,205	2,241
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,806
		64,360
Information Technology 3.3%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,223
Baidu Inc.
2.75%, 06/09/19	4,190	4,220
Broadcom Corp.
2.38%, 01/15/20 (a)	4,455	4,461
3.00%, 01/15/22 (a)	4,185	4,228
eBay Inc.
2.15%, 06/05/20	2,155	2,157
Everett Spinco Inc.
2.88%, 03/27/20 (a)	2,565	2,597
Fidelity National Information Services Inc.
2.25%, 08/15/21	3,130	3,093
Harris Corp.
2.00%, 04/27/18	4,670	4,677
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	2,827	2,832
2.85%, 10/05/18	2,390	2,417
Keysight Technologies Inc.
3.30%, 10/30/19	7,555	7,688
QUALCOMM Inc.
2.10%, 05/20/20	1,625	1,633
2.60%, 01/30/23	1,090	1,086
Seagate HDD Cayman
3.75%, 11/15/18	1,730	1,771
Tencent Holdings Ltd.
2.88%, 02/11/20 (a)	1,300	1,319
Xerox Corp.
5.63%, 12/15/19	1,650	1,760
		52,162
Materials 1.2%
Eastman Chemical Co.
2.70%, 01/15/20	960	973
Goldcorp Inc.
2.13%, 03/15/18	5,135	5,141
LyondellBasell Industries NV
5.00%, 04/15/19	731	769
6.00%, 11/15/21	1,635	1,849
Martin Marietta Materials Inc.
1.82%, 05/22/20 (b)	870	885
Sherwin-Williams Co.
2.25%, 05/15/20	8,035	8,045

See accompanying Notes to Financial Statements.

174

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Vulcan Materials Co.
1.85%, 06/15/20 (b)	2,080	2,080
		19,742
Real Estate 1.9%
American Campus Communities Operating Partnership
3.35%, 10/01/20	2,840	2,916
ARC Properties Operating Partnership LP
3.00%, 02/06/19	6,931	6,997
Bestgain Real Estate Ltd.
2.63%, 03/13/18	6,510	6,510
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	456
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,842
2.25%, 09/01/21	4,185	4,119
Developers Diversified Realty Corp.
4.75%, 04/15/18	1,355	1,387
Kimco Realty Corp.
6.88%, 10/01/19	1,165	1,281
Simon Property Group LP
2.35%, 01/30/22	1,825	1,808
Ventas Realty LP
2.00%, 02/15/18	1,585	1,587
4.00%, 04/30/19	385	395
		30,298
Telecommunication Services 0.9%
AT&T Inc.
2.30%, 03/11/19	2,060	2,072
2.45%, 06/30/20	2,340	2,349
Bellsouth Corp.
4.29%, 04/26/21 (a)	8,515	8,670
Telefonica Emisiones SAU
3.19%, 04/27/18	1,920	1,940
		15,031
Utilities 3.4%
Dominion Energy Inc.
2.58%, 07/01/20 (f)	1,075	1,080
Dominion Resources Inc.
2.13%, 02/15/18 (a)	1,395	1,398
1.50%, 09/30/18 (a)	1,345	1,339
1.88%, 01/15/19	745	743
2.96%, 07/01/19 (f)	1,035	1,049
EDP Finance BV
6.00%, 02/02/18 (a)	1,343	1,373
Exelon Generation Co. LLC
2.95%, 01/15/20	2,470	2,508
FirstEnergy Corp.
2.75%, 03/15/18 (d)	1,825	1,833
2.85%, 07/15/22 (d)	2,300	2,296
Great Plains Energy Inc.
2.50%, 03/09/20	2,255	2,277
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	870	870
1.65%, 09/01/18	1,105	1,102
2.30%, 04/01/19	1,265	1,273
NiSource Finance Corp.
6.80%, 01/15/19	224	240
Origin Energy Finance Ltd.
3.50%, 10/09/18 (a)	4,360	4,409
Panhandle Eastern Pipeline Co. LP
6.20%, 11/01/17	375	381
PPL Capital Funding Inc.
1.90%, 06/01/18	1,220	1,221
San Diego Gas & Electric Co.
1.91%, 02/01/22	1,143	1,116
Southern Co.
1.55%, 07/01/18	1,140	1,137
1.85%, 07/01/19	4,065	4,050
2.35%, 07/01/21	875	869
Southern Power Co.
1.85%, 12/01/17	940	941
State Grid Overseas Investment Ltd.
2.25%, 05/04/20 (a) (e)	5,995	5,978
TECO Finance Inc.
1.76%, 04/10/18 (b)	4,310	4,319
Zhejiang Energy Group Hong Kong Ltd.
2.30%, 09/30/17	11,130	11,130
		54,932
Total Corporate Bonds And Notes (cost $803,309)		806,285
GOVERNMENT AND AGENCY OBLIGATIONS 18.2%
Collateralized Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corp.
Series 2014-M1-HQ2, 2.67%, 09/25/24 (b)	369	370
Series 2015-M1-HQ2, 2.32%, 05/27/25 (b)	220	220
Series 2015-M1-DNA1, 2.12%, 10/25/27 (b)	768	769
Series 2016-M1-HQA1, 2.97%, 09/25/28 (b)	315	317
Series 2017-M1-HQA2, 1.96%, 12/25/29 (b)	985	987
Series 2016-M1-DNA1, REMIC, 2.67%, 07/25/28 (b)	1,769	1,776
Series 2017-M1-DNA2, REMIC, 2.42%, 10/25/29 (b)	4,014	4,069
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	160	163
Series 2016-FA-83, REMIC, 1.72%, 11/25/46 (b)	1,847	1,859
Series 2016-FA-85, REMIC, 1.72%, 11/25/46 (b)	3,277	3,299
Series 2016-FG-85, REMIC, 1.72%, 11/25/46 (b)	3,408	3,431
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA1, REMIC, 2.42%, 03/25/21 (b)	1,368	1,385
Series 2017-M1-HQA1, REMIC, 2.42%, 08/25/29 (b)	2,320	2,341
		20,986
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corp.
Series A2-K502, REMIC, 1.43%, 08/25/17	548	548
Series A1-K712, REMIC, 1.37%, 05/25/19	140	140
Series A1-K715, REMIC, 2.06%, 03/25/20	3,786	3,800
		4,488
Mortgage-Backed Securities 6.5%
Federal Home Loan Mortgage Corp.
5.50%, 10/01/19 - 07/01/20	122	126
4.50%, 11/01/18 - 08/01/20	23	23
5.00%, 10/01/17 - 12/01/23	727	765
4.00%, 05/01/26	595	625
2.79%, 09/01/33 (b)	63	66
3.00%, 09/01/33 (b)	10	11
2.62%, 10/01/34 (b)	31	33
3.23%, 11/01/34 - 11/01/35 (b)	132	140
3.33%, 11/01/34 (b)	22	23
3.39%, 11/01/34 (b)	18	19
3.29%, 01/01/35 (b)	27	29
2.84%, 11/01/34 - 02/01/35 (b)	75	79
3.09%, 02/01/35 (b)	46	49
3.26%, 02/01/35 (b)	11	12
3.27%, 02/01/35 (b)	21	22
3.31%, 02/01/35 - 06/01/35 (b)	307	324
3.52%, 02/01/35 (b)	27	28
2.87%, 09/01/35 (b)	411	436
3.02%, 10/01/35 (b)	112	118
3.35%, 03/01/36 (b)	139	144
6.00%, 12/01/28 - 01/01/38	1,218	1,379
Federal National Mortgage Association
4.50%, 06/01/19 - 06/01/44	16,020	17,071
4.00%, 02/01/25 - 08/01/43	9,268	9,750
3.50%, 12/01/25 - 10/01/46	17,375	17,970
3.00%, 11/01/29 - 09/01/30	18,276	18,830
6.50%, 07/01/32 - 12/01/32	563	650
3.33%, 03/01/33 (b)	2	2
2.75%, 06/01/33 (b)	19	20
3.09%, 06/01/33 (b)	248	262
3.62%, 09/01/33 (b)	1	1
2.82%, 12/01/33 (b)	160	168
3.20%, 12/01/33 - 01/01/35 (b)	57	61
3.01%, 04/01/34 (b)	5	5
3.02%, 10/01/34 (b)	10	11
2.95%, 07/01/33 - 11/01/34 (b)	287	304
3.00%, 11/01/34 - 06/01/35 (b)	175	186

See accompanying Notes to Financial Statements.

175

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

3.17%, 11/01/34 (b)	62	66
3.19%, 12/01/34 (b)	27	29
3.21%, 01/01/35 (b)	29	31
2.88%, 02/01/35 (b)	79	83
3.26%, 01/01/35 - 02/01/36 (b)	327	345
3.11%, 03/01/35 - 06/01/35 (b)	323	343
2.62%, 04/01/35 (b)	149	156
3.56%, 04/01/35 (b)	62	65
3.74%, 04/01/35 (b)	241	256
3.15%, 05/01/35 (b)	110	115
3.22%, 05/01/35 (b)	309	322
3.37%, 05/01/35 (b)	29	30
3.53%, 07/01/35 (b)	176	186
5.00%, 07/01/19 - 07/01/41	6,985	7,595
2.66%, 08/01/35 (b)	577	599
3.30%, 08/01/35 (b)	196	206
2.79%, 11/01/35 (b)	254	266
3.28%, 11/01/35 (b)	167	176
2.90%, 02/01/36 (b)	416	437
3.34%, 03/01/36 (b)	121	127
3.49%, 03/01/36 (b)	220	231
5.50%, 03/01/18 - 12/01/39	11,147	12,341
6.00%, 03/01/34 - 10/01/40	2,297	2,606
Government National Mortgage Association
7.00%, 12/15/17	1	1
5.50%, 07/15/20	30	31
5.00%, 12/20/34 - 02/20/40	559	611
6.00%, 07/15/36	1,380	1,601
4.50%, 09/20/40	936	1,005
3.50%, 03/20/43 - 04/20/43	4,097	4,255
		103,857
Municipal 0.2%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,671
U.S. Government Agency Obligations 6.2%
Federal Home Loan Bank
1.38%, 05/28/19 (h)	15,000	14,987
Federal Home Loan Mortgage Corp.
1.25%, 08/01/19 (h)	16,250	16,176
Federal National Mortgage Association
1.00%, 08/28/19 (h)	54,750	54,249
1.50%, 02/28/20 (h)	15,000	14,966
		100,378
U.S. Treasury Securities 3.7%
U.S. Treasury Note
1.00%, 11/15/19 (i)	45,710	45,224
1.38%, 05/31/21	14,180	13,983
		59,207
Total Government And Agency Obligations (cost $292,346)		292,587
SHORT TERM INVESTMENTS 2.7%
Certificates of Deposit 0.3%
Credit Suisse AG, 2.03%, 09/12/17 (b)	4,045	4,051
Commercial Paper 2.0%
Anheuser-Busch InBev SA, 1.50%, 10/10/17 (a)	1,530	1,524
Anheuser-Busch InBev Worldwide Inc., 1.45%, 09/05/17 (a)	2,425	2,419
AXA Financial Inc., 1.55%, 07/24/17 (a)	7,920	7,912
Ford Motor Credit Co. LLC, 1.75%, 09/01/17 (a)	8,120	8,102
Manhattan Asset Funding Co. LLC, 1.52%, 09/06/17 (a)	8,050	8,032
VW Credit Inc., 1.75%, 09/18/17 (a)	4,210	4,196
		32,185
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (j) (k)	5,187	5,187
T. Rowe Price Government Reserve Fund, 0.98% (j) (k)	1	1
		5,188
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (k)	2,438	2,438
Total Short Term Investments (cost $43,842)		43,862
Total Investments 100.3% (cost $1,607,879)		1,610,884
Other Derivative Instruments (0.0)%		(83)
Other Assets and Liabilities, Net (0.3)%		(5,317)
Total Net Assets 100.0%		$1,605,484

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $404,184 and 25.2%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) All or portion of the security was on loan.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(g) Perpetual security.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.2%
Consumer Discretionary 4.8%
AutoZone Inc. (a)	17	$9,755
Comcast Corp. - Class A	839	32,669
Delphi Automotive Plc	67	5,837
Las Vegas Sands Corp.	223	14,237
Lennar Corp. - Class A	349	18,627
Liberty Global Plc - Class C (a)	587	18,311
Lowe's Cos. Inc.	451	34,960
Magna International Inc.	166	7,691
Norwegian Cruise Line Holdings Ltd. (a)	459	24,917
Twenty-First Century Fox Inc. - Class B	2,041	56,874
		223,878
Consumer Staples 11.0%
British American Tobacco Plc	411	28,026
Bunge Ltd.	327	24,414
CVS Health Corp.	393	31,589
Mondelez International Inc. - Class A	93	4,037
PepsiCo Inc.	139	16,076
Philip Morris International Inc.	1,398	164,172
Procter & Gamble Co.	369	32,150
Tyson Foods Inc. - Class A	2,676	167,629
Walgreens Boots Alliance Inc.	131	10,228
Wal-Mart Stores Inc.	500	37,817
		516,138
Energy 6.4%
BP Plc - ADR	648	22,467
Enbridge Inc.	531	21,144
EOG Resources Inc.	770	69,670
Marathon Petroleum Corp.	673	35,208
Occidental Petroleum Corp.	640	38,299
Total SA - ADR	1,022	50,698
TransCanada Corp.	1,340	63,874
		301,360
Financials 25.9%
American International Group Inc.	687	42,971
Ameriprise Financial Inc.	218	27,760
Bank of New York Mellon Corp.	1,238	63,151

See accompanying Notes to Financial Statements.

176

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Chubb Ltd.	346	50,353
Citigroup Inc.	1,506	100,716
Fifth Third Bancorp	1,062	27,558
Intercontinental Exchange Inc.	425	28,042
JPMorgan Chase & Co.	2,555	233,537
KeyCorp	1,768	33,132
Marsh & McLennan Cos. Inc.	561	43,758
MetLife Inc.	1,070	58,809
Morgan Stanley	2,334	103,990
PNC Financial Services Group Inc.	354	44,164
State Street Corp.	663	59,536
Synchrony Financial	927	27,641
U.S. Bancorp	1,056	54,807
Wells Fargo & Co.	1,864	103,276
Weyerhaeuser Co.	780	26,143
Willis Towers Watson Plc	148	21,543
XL Group Ltd.	1,509	66,109
		1,216,996
Health Care 17.5%
Abbott Laboratories	779	37,856
Aetna Inc.	581	88,177
Agilent Technologies Inc.	810	48,059
Allergan Plc	25	6,004
Anthem Inc.	321	60,320
Becton Dickinson & Co.	258	50,310
Danaher Corp.	339	28,602
Gilead Sciences Inc.	236	16,704
HCA Healthcare Inc. (a)	525	45,814
Hologic Inc. (a)	844	38,323
Johnson & Johnson	543	71,781
Medtronic Plc	1,040	92,267
Merck & Co. Inc.	1,651	105,838
Mylan NV (a)	612	23,769
Perrigo Co. Plc	253	19,114
Pfizer Inc.	1,614	54,201
Thermo Fisher Scientific Inc.	200	34,857
		821,996
Industrials 9.3%
American Airlines Group Inc.	970	48,830
Boeing Co.	325	64,327
Fortune Brands Home & Security Inc.	264	17,230
General Electric Co.	87	2,342
Honeywell International Inc.	388	51,690
Illinois Tool Works Inc.	69	9,841
Johnson Controls International Plc	1,638	71,004
Pentair Plc	318	21,145
Rockwell Collins Inc.	387	40,644
Roper Industries Inc.	165	38,242
Stanley Black & Decker Inc.	49	6,854
Stericycle Inc. (a)	246	18,808
United Continental Holdings Inc. (a)	343	25,788
United Technologies Corp.	154	18,839
		435,584
Information Technology 10.6%
Apple Inc.	226	32,578
Applied Materials Inc.	788	32,565
Broadcom Ltd.	289	67,317
Cisco Systems Inc.	1,556	48,690
Harris Corp.	222	24,245
Hewlett Packard Enterprise Co.	299	4,954
Keysight Technologies Inc. (a)	85	3,293
Microsoft Corp.	2,472	170,388
QUALCOMM Inc.	998	55,110
Red Hat Inc. (a)	46	4,401
Synopsys Inc. (a)	331	24,133
TE Connectivity Ltd.	198	15,607
Western Digital Corp.	178	15,742
		499,023
Materials 3.7%
Ball Corp.	1,210	51,080
CF Industries Holdings Inc.	1,022	28,567
EI du Pont de Nemours & Co.	603	48,708
International Paper Co.	845	47,853
		176,208
Real Estate 0.5%
Vereit Inc.	2,838	23,101
Utilities 8.5%
American Electric Power Co. Inc.	855	59,421
Atmos Energy Corp.	101	8,388
DTE Energy Co.	238	25,231
Eversource Energy	452	27,412
Exelon Corp.	1,751	63,178
NextEra Energy Inc.	317	44,432
NiSource Inc.	487	12,363
PG&E Corp.	1,405	93,266
Sempra Energy	231	26,011
Southern Co.	468	22,389
Westar Energy Inc.	290	15,370
		397,461
Total Common Stocks (cost $4,069,828)		4,611,745
PREFERRED STOCKS 0.6%
Health Care 0.2%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (b)	188	10,313
Utilities 0.4%
NextEra Energy Inc., 6.12%, 09/01/19	345	18,621
Total Preferred Stocks (cost $26,493)		28,934
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	5,317	5,317
T. Rowe Price Government Reserve Fund, 0.98% (c) (d)	44,768	44,768
Total Short Term Investments (cost $50,085)		50,085
Total Investments 99.9% (cost $4,146,406)		4,690,764
Other Assets and Liabilities, Net 0.1%		5,943
Total Net Assets 100.0%		$4,696,707

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/WMC Balanced Fund
COMMON STOCKS 64.8%
Consumer Discretionary 5.4%
Autoliv Inc. (a)	349	$38,374
Comcast Corp. - Class A	3,277	127,527
Expedia Inc.	250	37,214
Ford Motor Co.	4,460	49,903
Hilton Worldwide Holdings Inc.	428	26,448
Limited Brands Inc.	519	27,971
Lowe's Cos. Inc.	465	36,016
Twenty-First Century Fox Inc. - Class A	1,430	40,513
		383,966
Consumer Staples 3.2%
Costco Wholesale Corp.	175	27,981
CVS Health Corp.	401	32,258
PepsiCo Inc.	637	73,615
Philip Morris International Inc.	560	65,793
Walgreens Boots Alliance Inc.	384	30,049
		229,696
Energy 5.8%
Anadarko Petroleum Corp.	678	30,751
Chevron Corp.	1,009	105,314
ConocoPhillips Co.	690	30,354
Exxon Mobil Corp.	863	69,656
Hess Corp.	1,170	51,325
Kinder Morgan Inc.	1,235	23,657
Suncor Energy Inc.	1,569	45,802
Total SA - ADR	1,179	58,449
		415,308
Financials 15.6%
Bank of America Corp.	5,555	134,772
Bank of Nova Scotia	564	33,923

See accompanying Notes to Financial Statements.

177

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

BlackRock Inc.	98	41,520
Chubb Ltd.	771	112,141
Citigroup Inc.	850	56,853
Goldman Sachs Group Inc.	158	35,129
Intercontinental Exchange Inc.	661	43,576
JPMorgan Chase & Co.	1,515	138,459
Marsh & McLennan Cos. Inc.	815	63,545
MetLife Inc.	774	42,498
Northern Trust Corp.	566	54,981
PNC Financial Services Group Inc.	805	100,500
Principal Financial Group Inc.	976	62,513
Prudential Financial Inc.	912	98,584
Wells Fargo & Co.	1,754	97,198
		1,116,192
Health Care 10.2%
Abbott Laboratories	628	30,506
AstraZeneca Plc - ADR (a)	1,929	65,751
Bristol-Myers Squibb Co.	1,624	90,516
Cardinal Health Inc.	651	50,746
Eli Lilly & Co.	731	60,148
Johnson & Johnson	590	78,037
McKesson Corp.	121	19,940
Medtronic Plc	778	69,042
Merck & Co. Inc.	1,687	108,101
Pfizer Inc.	1,921	64,533
Steris Plc	343	27,953
UnitedHealth Group Inc.	259	47,979
Universal Health Services Inc. - Class B	156	19,024
		732,276
Industrials 6.3%
Boeing Co.	184	36,301
Canadian National Railway Co.	355	28,754
Canadian Pacific Railway Co.	51	8,238
Caterpillar Inc.	456	49,012
Eaton Corp. Plc	608	47,284
Equifax Inc.	157	21,518
FedEx Corp.	190	41,393
Honeywell International Inc.	458	61,036
Johnson Controls International Plc	591	25,622
Lockheed Martin Corp.	78	21,728
United Parcel Service Inc. - Class B	793	87,711
United Technologies Corp.	192	23,391
		451,988
Information Technology 10.2%
Accenture Plc - Class A	410	50,757
Alphabet Inc. - Class A (b)	115	107,293
Apple Inc.	618	89,006
Cisco Systems Inc.	1,554	48,650
eBay Inc. (b)	1,139	39,784
Intel Corp.	3,195	107,793
International Business Machines Corp.	138	21,168
Microsoft Corp.	2,283	157,380
Motorola Solutions Inc.	564	48,928
QUALCOMM Inc.	800	44,163
Texas Instruments Inc.	219	16,853
		731,775
Materials 2.2%
Ball Corp.	522	22,052
Celanese Corp. - Class A	366	34,766
Dow Chemical Co.	839	52,903
International Paper Co.	802	45,376
		155,097
Real Estate 1.0%
American Tower Corp.	323	42,791
Corporate Office Properties Trust	842	29,481
		72,272
Telecommunication Services 1.0%
BCE Inc. (a)	1,590	71,595
Utilities 3.9%
Dominion Energy Inc.	783	60,014
Edison International	733	57,284
Exelon Corp.	1,093	39,411
NextEra Energy Inc.	139	19,419
Sempra Energy	575	64,807
UGI Corp.	734	35,513
		276,448
Total Common Stocks (cost $3,869,141)		4,636,613
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.7%
Ally Master Owner Trust
Series 2014-A2-5, 1.60%, 10/15/17	6,685	6,687
Series 2012-A-5, 1.54%, 09/16/19	3,690	3,691
AmeriCredit Automobile Receivables Trust
Series 2014-B-2, 1.60%, 07/08/19	3,401	3,401
Series 2014-C-1, 2.15%, 03/09/20	940	943
Series 2017-A2A-1, 1.51%, 05/18/20	1,310	1,309
Series 2017-A2A-2, 1.65%, 09/18/20	1,610	1,609
Apidos CLO XVII
Series 2014-A1R-17A, 2.47%, 04/17/26 (c) (d)	2,085	2,086
Apidos CLO XXII
Series 2015-A2A-22A, 3.21%, 10/20/27 (c) (d)	5,150	5,173
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 2.35%, 04/17/26 (c) (d)	2,025	2,029
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26 (d)	930	929
Atlas Senior Loan Fund Ltd.
Series 2017-A-8A, 2.31%, 01/15/30 (c) (d) (e)	7,830	7,830
Atlas Senior Loan Fund VI Ltd.
Series 2014-AR-6A, 2.41%, 10/15/26 (c) (d)	2,305	2,306
Atrium XII
Series B-12A, 3.40%, 10/22/26 (c) (d)	5,700	5,710
Avery Point IV CLO Ltd.
Series 2014-AR-1A, 2.26%, 04/25/26 (c) (d)	1,920	1,920
Series 2014-BR-1A, 2.76%, 04/25/26 (c) (d)	4,930	4,930
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,198
Bayview Koitere Fund Trust
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (c) (d)	2,147	2,243
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (c) (d)	3,150	3,232
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (c) (d)	2,796	2,920
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (c) (d)	2,292	2,362
BlueMountain CLO Ltd.
Series 2014-A1R-1A, 2.30%, 04/30/26 (c) (d)	4,555	4,589
Series 2015-A1-3A, 2.64%, 10/20/27 (c) (d)	5,675	5,685
Capital Auto Receivables Asset Trust
Series 2015-A2-3, 1.72%, 01/22/19	2,364	2,365
Carlyle Global Market Strategies CLO Ltd.
Series 2014-BR-2A, 2.78%, 05/15/25 (c) (d)	3,320	3,320
Series 2014-A1R-5A, 2.30%, 10/16/25 (c) (d)	7,450	7,450
Cent CLO 20 Ltd.
Series 2013-AR-20A, 2.26%, 01/25/26 (c) (d)	2,195	2,195
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 2.38%, 07/27/26 (c) (d)	620	620
Cent CLO 22 Ltd.
Series 2014-A1R-22A, 2.59%, 11/07/26 (c) (d)	1,705	1,708
Cent CLO 24 Ltd.
Series 2015-A2-24A, 3.36%, 10/15/26 (c) (d)	2,185	2,188
Chesapeake Funding II LLC
Series 2016-A2-1A, 2.31%, 05/15/19 (c) (d)	1,750	1,764
Series 2016-A2-2A, 2.16%, 09/15/19 (c) (d)	4,191	4,211
Series 2017-A2-2A, 1.49%, 07/15/29 (c) (d)	2,730	2,730
Chrysler Capital Auto Receivables Trust
Series 2013-B-BA, 1.78%, 06/17/19 (d)	1,085	1,085
Series 2014-A4-BA, REMIC, 1.76%, 05/15/18 (d)	4,835	4,840
CIFC Funding Ltd.
Series 2014-AR-1A, 2.21%, 04/18/25 (c) (d)	1,970	1,970
Series 2014-B1R-1A, 2.76%, 04/18/25 (c) (d)	3,400	3,400
Series 2014-A1LR-2A, 2.39%, 05/24/26 (c) (d)	3,500	3,502
Citibank Credit Card Issuance Trust
Series 2007-A8-A8, 5.65%, 09/20/17	750	757
Citigroup Commercial Mortgage Trust
Series 2016-A4-P6, REMIC, 3.46%, 11/10/26	2,895	2,971
CNH Equipment Trust
Series 2013-B-D, 1.75%, 10/16/17	2,695	2,696
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	4,000	4,001

See accompanying Notes to Financial Statements.

178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 08/15/45	885	909
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	206	226
Credit Suisse Mortgage Trust
Series 2017-A-LSTK, REMIC, 2.76%, 04/05/21 (d)	6,105	6,172
CSAIL Commercial Mortgage Trust
Series 2015-A4-C1, REMIC, 3.51%, 01/15/25	2,855	2,934
Series 2015-A4-C2, REMIC, 3.50%, 04/15/25	5,600	5,730
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,515
Deephaven Residential Mortgage Trust
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (c) (d)	2,835	2,721
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (c) (d)	1,337	1,337
Drive Auto Receivables Trust
Series 2017-A2-AA, 1.48%, 03/15/19 (d)	2,725	2,724
Dryden 41 Senior Loan Fund
Series 2015-B-41A, 3.31%, 10/15/27 (c) (d)	4,615	4,650
Dryden XXXI Senior Loan Fund
Series 2014-AR-31A, 2.24%, 04/18/26 (c) (d)	1,935	1,935
Enterprise Fleet Financing LLC
Series 2017-A2-1, 2.13%, 11/20/19 (d)	1,220	1,222
Series 2017-A2-2, 1.97%, 04/20/20 (d)	2,430	2,430
Exeter Automobile Receivables Trust
Series 2015-A-2A, 1.54%, 11/15/19 (d)	169	169
First Investors Auto Owner Trust
Series 2014-A3-1A, 1.49%, 08/15/17 (d)	229	229
Series 2014-A3-3A, 1.67%, 03/16/18 (d)	1,024	1,023
Series 2014-B-3A, 2.39%, 07/16/18 (d)	730	728
Series 2017-A1-1A, 1.69%, 03/15/19 (d)	1,445	1,442
Ford Credit Auto Owner Trust
Series 2015-A3-A, 1.28%, 09/15/19	1,791	1,790
Ford Credit Floorplan Master Owner Trust
Series 2014-B-4, 1.65%, 08/15/17	5,000	4,998
Series 2015-A1-4, 1.77%, 08/15/18	2,450	2,453
Series 2014-B-2, 2.31%, 02/15/19	200	200
Series 2016-B-3, 1.75%, 07/15/19	2,210	2,195
Series 2013-A-2, 2.09%, 03/15/20 (d)	600	601
Galaxy XIX CLO Ltd.
Series 2015-A1A-19A, 2.70%, 01/25/27 (c) (d)	5,125	5,125
Galaxy XXIII CLO Ltd.
Series 2017-A-23A, 2.43%, 04/24/29 (c) (d)	1,540	1,540
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2A-1A, 1.51%, 03/16/20 (d)	2,400	2,400
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A4-1, 2.36%, 01/20/23 (d)	2,580	2,580
GS Mortgage Securities Trust
Series 2015-A3-GS1, REMIC, 3.73%, 11/10/48	4,000	4,179
Series 2016-A4-GS3, REMIC, 2.85%, 10/10/49	4,000	3,910
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (d)	1,145	1,132
Hyundai Auto Receivables Trust
Series 2013-C-B, 1.71%, 08/15/17	182	182
Series 2014-C-B, 2.10%, 11/15/19	545	545
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,494
KKR CLO 15 Ltd.
Series A1A-15, 2.72%, 10/18/28 (c) (d)	1,185	1,195
LB-UBS Commercial Mortgage Trust
Series 2008-A2-C1, REMIC, 6.30%, 04/15/41 (c)	960	978
Limerock CLO II Ltd.
Series 2014-AR-2A, 2.46%, 04/18/26 (c) (d)	2,200	2,205
Madison Park Funding XI Ltd.
Series 2013-A1A-11A, 2.43%, 10/23/25 (c) (d)	3,300	3,301
Madison Park Funding XII Ltd.
Series 2014-AR-12A, 2.42%, 07/20/26 (c) (d)	1,560	1,562
Madison Park Funding XIII Ltd.
Series 2014-AR-13A, 2.27%, 01/19/25 (c) (d)	1,265	1,265
Master Credit Card Trust II
Series 2017-B-1A, 2.56%, 01/21/20 (d)	995	1,001
Mercedes-Benz Master Owner Trust
Series 2017-A-AA, 1.46%, 05/15/19 (c) (d)	3,895	3,895
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (d)	1,034	1,036
MMAF Equipment Finance LLC
Series 2016-A2-AA, 1.39%, 12/17/18 (d)	1,781	1,780
Series 2017-A2-AA, 1.73%, 05/18/20 (d)	2,135	2,134
Series 2016-A5-AA, 2.21%, 12/15/32 (d)	1,865	1,848
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A4-C20, REMIC, 3.25%, 12/15/24	5,000	5,073
Series 2015-A4-C22, REMIC, 3.31%, 04/15/25	8,000	8,149
Nationstar HECM Loan Trust
Series 2017-A-1A, 1.97%, 05/25/19 (d) (e)	1,643	1,644
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (c) (d)	3,965	4,091
NYCTL Trust
Series 2016-A-A, 1.47%, 08/10/19 (d)	1,060	1,054
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (d)	495	528
Octagon Investment Partners XVI Ltd.
Series 2013-B1-1A, REMIC, 2.76%, 07/17/25 (c) (d)	1,485	1,480
Octagon Investment Partners XXX Ltd.
Series 2017-A1-1A, 2.57%, 03/17/30 (c) (d)	2,025	2,030
OneMain Financial Issuance Trust
Series 2016-A-2A, 4.10%, 03/20/28 (d)	1,640	1,677
Series 2016-A-1A, 3.66%, 02/20/29 (d)	1,220	1,248
Prestige Auto Receivables Trust
Series 2014-B-1A, 1.91%, 04/15/20 (d)	820	820
Santander Drive Auto Receivables Trust
Series 2013-D-2, 2.57%, 03/15/19	845	847
Series 2013-C-5, 2.25%, 06/17/19	306	307
Series 2015-B-1, 1.97%, 11/15/19	947	948
Series 2014-C-2, 2.33%, 11/15/19	352	352
Series 2014-C-1, 2.36%, 04/15/20	1,582	1,584
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (d)	2,045	2,085
Series 2017-C-1, 3.17%, 04/15/22 (d)	1,725	1,725
Series 2014-C-1, 2.90%, 10/15/44 (d)	2,125	2,136
Securitized Term Auto Receivables Trust
Series 2016-A3-1A, 1.52%, 06/25/19 (d)	3,575	3,554
Series 2017-A3-1A, 1.89%, 11/25/19 (d)	2,960	2,959
Seneca Park CLO Ltd.
Series 2014-AR-1A, 2.28%, 07/17/26 (c) (d)	1,155	1,156
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (d)	3,560	3,596
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	3,410	3,357
Shackleton CLO Ltd.
Series 2014-A2R-6A, 2.32%, 07/17/26 (c) (d)	1,150	1,151
Series 2015-A1-8A, 2.67%, 10/20/27 (c) (d)	5,650	5,653
Sound Point CLO XII Ltd.
Series 2016-A-2A, 2.69%, 10/20/28 (c) (d)	2,605	2,615
Sound Point CLO XV Ltd.
Series 2017-A-1A, 2.43%, 01/23/29 (c) (d)	1,300	1,302
Southwest Airlines Co. Pass-Through Trust
Series 2007-A-1, 6.15%, 02/01/24	162	178
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (d)	2,520	2,542
Series 2015-A-BA, 3.48%, 07/15/21 (d)	1,160	1,164
SPS Servicer Advance Receivables Trust
Series 2016-AT1-T1, 2.53%, 11/15/18 (d)	3,985	3,968
Symphony CLO XIV Ltd.
Series 2014-A2R-14A, 2.29%, 07/14/26 (c) (d)	1,930	1,938
Thacher Park CLO Ltd.
Series 2014-AR-1A, 2.15%, 10/20/26 (c) (d)	920	920
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 08/25/55 (c) (d)	2,283	2,278
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (c) (d)	4,164	4,201
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (c) (d)	1,314	1,325
United Auto Credit Securitization Trust
Series 2017-A-1, 1.89%, 05/10/19 (d)	5,360	5,360
Series 2017-B-1, 2.40%, 11/12/19 (d)	4,420	4,420

See accompanying Notes to Financial Statements.

179

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (d)	1,555	1,556
Voya CLO Ltd.
Series 2014-A1R-1A, 2.49%, 04/18/26 (c) (d)	875	879
Series 2015-A2-3A, 3.36%, 10/20/27 (c) (d)	3,405	3,477
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 07/15/50 (e)	5,400	5,562
Series 2015-A5-NXS1, REMIC, 3.15%, 04/15/25	1,885	1,897
Series 2015-A4-LC22, REMIC, 3.84%, 09/15/58	2,185	2,304
Westlake Automobile Receivables Trust
Series 2016-A2-2A, 1.57%, 02/15/18 (d)	792	792
Series 2017-A2-1A, 1.78%, 04/15/20 (d)	2,900	2,901
Series 2015-B-2A, 1.83%, 01/15/21 (d)	777	777
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (d)	955	953
Total Non-U.S. Government Agency Asset-Backed Securities (cost $340,113)		340,688
CORPORATE BONDS AND NOTES 12.0%
Consumer Discretionary 0.8%
21st Century Fox America Inc.
4.50%, 02/15/21	850	910
3.00%, 09/15/22	750	761
4.00%, 10/01/23	3,320	3,517
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,275
4.80%, 12/05/34	1,815	2,097
4.95%, 12/05/44	815	963
AutoZone Inc.
4.00%, 11/15/20	1,000	1,050
3.70%, 04/15/22	495	514
3.13%, 07/15/23 (a)	1,000	1,004
3.75%, 06/01/27	4,355	4,364
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (d)	1,785	1,798
3.75%, 09/16/24 (d)	4,090	4,200
Charter Communications Operating LLC
6.48%, 10/23/45	1,055	1,269
Comcast Corp.
5.65%, 06/15/35	165	202
4.40%, 08/15/35	2,325	2,529
6.50%, 11/15/35	165	219
6.55%, 07/01/39	375	509
Cox Communications Inc.
3.25%, 12/15/22 (d)	1,950	1,950
4.80%, 02/01/35 (d)	2,695	2,627
6.45%, 12/01/36 (d)	215	236
Ford Motor Co.
4.35%, 12/08/26	3,355	3,455
Grupo Televisa SAB
6.63%, 01/15/40	375	432
5.00%, 05/13/45	385	373
Johnson Controls International Plc
3.75%, 12/01/21	1,000	1,044
Marriott International Inc.
2.88%, 03/01/21	3,225	3,271
2.30%, 01/15/22	4,345	4,290
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (d)	830	831
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (d)	3,400	3,400
2.65%, 09/26/18 (d)	1,445	1,459
O'Reilly Automotive Inc.
3.80%, 09/01/22	2,395	2,506
Time Warner Cable Inc.
8.75%, 02/14/19	50	55
8.25%, 04/01/19	695	766
6.55%, 05/01/37	435	521
7.30%, 07/01/38	285	366
6.75%, 06/15/39	285	349
Time Warner Entertainment Co. LP
8.38%, 03/15/23	195	245
Time Warner Inc.
4.88%, 03/15/20	500	534
4.75%, 03/29/21	450	484
6.25%, 03/29/41	500	609
		56,984
Consumer Staples 0.4%
Altria Group Inc.
4.75%, 05/05/21	548	597
4.50%, 05/02/43	745	794
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (f)	680	754
5.38%, 01/15/20 (f)	170	184
3.75%, 01/15/22	750	790
2.50%, 07/15/22	731	730
4.95%, 01/15/42	200	225
3.75%, 07/15/42	820	784
Cargill Inc.
4.31%, 05/14/21 (d)	517	551
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	1,266	1,272
Constellation Brands Inc.
2.70%, 05/09/22	655	654
CVS Caremark Corp.
4.00%, 12/05/23	2,680	2,827
CVS Health Corp.
4.88%, 07/20/35	1,135	1,263
5.13%, 07/20/45	1,885	2,159
Heineken NV
2.75%, 04/01/23 (d)	1,065	1,066
Kraft Heinz Foods Co.
3.50%, 07/15/22	1,365	1,407
3.00%, 06/01/26	1,595	1,526
4.38%, 06/01/46	2,720	2,652
Kroger Co.
3.30%, 01/15/21	745	763
3.85%, 08/01/23	1,830	1,908
4.00%, 02/01/24	1,775	1,840
4.45%, 02/01/47	1,725	1,665
Philip Morris International Inc.
4.88%, 11/15/43	430	482
Sigma Alimentos SA de CV
4.13%, 05/02/26 (d)	3,295	3,348
		30,241
Energy 1.4%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	3,225	3,433
BG Energy Capital Plc
4.00%, 10/15/21 (d)	1,850	1,962
BP Capital Markets Plc
3.25%, 05/06/22	1,000	1,028
2.50%, 11/06/22	600	594
3.99%, 09/26/23	195	207
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,560	1,567
ConocoPhillips Co.
5.75%, 02/01/19	102	108
4.20%, 03/15/21	570	606
2.88%, 11/15/21	296	300
4.95%, 03/15/26	255	284
4.30%, 11/15/44 (a)	1,600	1,629
Devon Energy Corp.
3.25%, 05/15/22	5,410	5,376
Energy Transfer Partners LP
7.60%, 02/01/24	1,030	1,188
4.05%, 03/15/25	6,000	6,012
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	1,000	1,037
5.10%, 02/15/45	2,550	2,786
EOG Resources Inc.
5.63%, 06/01/19	190	202
Halliburton Co.
3.50%, 08/01/23	2,750	2,825
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,675	1,803
4.30%, 05/01/24	2,047	2,118
Marathon Oil Corp.
2.70%, 06/01/20	1,740	1,724

See accompanying Notes to Financial Statements.

180

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Noble Energy Inc.
4.15%, 12/15/21	2,300	2,420
Occidental Petroleum Corp.
4.10%, 02/01/21	941	1,000
Petroleos Mexicanos
5.50%, 01/21/21	11,975	12,517
5.38%, 03/13/22 (d)	640	673
6.75%, 09/21/47	2,625	2,648
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,507
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,977	5,590
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,130
Schlumberger Holdings Corp.
3.00%, 12/21/20 (d)	1,645	1,674
Shell International Finance BV
3.25%, 05/11/25	1,260	1,285
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (d)	6,270	6,299
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (a) (d)	4,275	4,306
Statoil ASA
2.90%, 11/08/20	1,945	1,986
2.75%, 11/10/21	705	713
3.70%, 03/01/24	50	53
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21	3,080	3,235
3.45%, 01/15/23	1,095	1,097
TransCanada Pipelines Ltd.
4.88%, 01/15/26	1,875	2,095
TransCanada PipeLines Ltd.
3.80%, 10/01/20	975	1,019
Transcanada Trust
5.30%, 03/15/77 (c)	3,710	3,806
Western Gas Partners LP
4.00%, 07/01/22	4,950	5,087
		98,929
Financials 4.5%
ACE Capital Trust II
9.70%, 04/01/30	525	795
American Express Centurion Bank
6.00%, 09/13/17	850	857
American Express Credit Corp.
2.13%, 07/27/18	1,700	1,706
Ameriprise Financial Inc.
5.30%, 03/15/20	170	184
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,745	3,851
AXA SA
8.60%, 12/15/30	425	595
Bank of America Corp.
2.00%, 01/11/18	1,200	1,202
2.60%, 01/15/19	776	783
5.63%, 07/01/20	140	153
2.63%, 10/19/20	2,000	2,018
4.13%, 01/22/24	5,325	5,618
4.20%, 08/26/24	4,600	4,773
5.88%, 02/07/42	300	378
5.00%, 01/21/44	500	569
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	532
2.15%, 02/24/20	2,920	2,932
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (d)	4,850	4,925
Barclays Bank Plc
6.05%, 12/04/17 (d)	550	559
Barclays Plc
3.20%, 08/10/21	5,435	5,511
BAT International Finance Plc
3.25%, 06/07/22 (d)	1,945	1,984
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,733
BNP Paribas SA
2.95%, 05/23/22 (d)	4,150	4,183
BPCE SA
3.00%, 05/22/22 (d)	1,980	1,994
5.15%, 07/21/24 (d)	5,670	6,063
Capital One Bank USA NA
2.15%, 11/21/18	1,930	1,934
Capital One Financial Corp.
4.75%, 07/15/21	1,500	1,617
3.75%, 04/24/24	2,000	2,044
4.20%, 10/29/25	1,245	1,256
CDP Financial
4.40%, 11/25/19 (d)	600	634
Citigroup Inc.
2.50%, 09/26/18 - 07/29/19	2,155	2,170
4.50%, 01/14/22	605	650
4.13%, 07/25/28	2,005	2,032
8.13%, 07/15/39	65	100
5.88%, 01/30/42	165	208
5.30%, 05/06/44	814	922
Citizens Bank NA
2.55%, 05/13/21	3,175	3,176
CNA Financial Corp.
3.95%, 05/15/24	225	234
Compass Bank
2.75%, 09/29/19	700	705
Credit Agricole SA
4.38%, 03/17/25 (d)	3,105	3,212
Credit Suisse AG
2.30%, 05/28/19	795	800
3.00%, 10/29/21	1,070	1,090
3.63%, 09/09/24	325	335
Credit Suisse Group AG
3.57%, 01/09/23 (d)	1,925	1,973
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	4,785	4,964
3.75%, 03/26/25	2,690	2,715
Daimler Finance North America LLC
2.38%, 08/01/18 (d)	1,400	1,408
2.25%, 07/31/19 (d)	1,790	1,797
2.20%, 05/05/20 (d)	3,960	3,959
3.88%, 09/15/21 (d)	231	243
Deutsche Bank AG
4.25%, 10/14/21	4,400	4,607
Discover Bank
3.10%, 06/04/20	4,700	4,793
4.20%, 08/08/23	3,550	3,733
Emera US Finance LP
2.70%, 06/15/21	695	696
ERAC USA Finance LLC
2.35%, 10/15/19 (d)	2,880	2,885
4.50%, 08/16/21 (d)	620	665
3.30%, 10/15/22 (d)	1,045	1,069
7.00%, 10/15/37 (d)	270	351
5.63%, 03/15/42 (d)	1,200	1,362
Fifth Third Bank
2.88%, 10/01/21	1,800	1,832
Ford Motor Credit Co. LLC
3.10%, 05/04/23	7,425	7,330
GE Capital International Funding Co.
4.42%, 11/15/35	3,561	3,870
General Electric Capital Corp.
5.55%, 05/04/20	473	521
4.63%, 01/07/21	129	140
4.65%, 10/17/21	144	158
3.15%, 09/07/22	1,028	1,065
General Motors Financial Co. Inc.
3.70%, 05/09/23	5,900	5,994
3.95%, 04/13/24	5,280	5,353
Goldman Sachs Group Inc.
2.38%, 01/22/18	755	758
6.00%, 06/15/20	205	226
5.25%, 07/27/21	1,000	1,097
5.75%, 01/24/22	2,445	2,752
3.63%, 01/22/23	6,875	7,088
6.25%, 02/01/41	940	1,229
4.80%, 07/08/44	1,080	1,197

See accompanying Notes to Financial Statements.

181

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

HSBC Bank Plc
4.13%, 08/12/20 (d)	900	950
HSBC Bank USA NA
5.88%, 11/01/34	250	307
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,235
4.00%, 03/30/22	870	916
3.60%, 05/25/23	2,580	2,666
4.04%, 03/13/28 (c)	1,695	1,760
HSBC USA Inc.
1.63%, 01/16/18	1,435	1,436
Huntington National Bank
2.20%, 11/06/18 - 04/01/19	4,490	4,505
2.40%, 04/01/20	2,150	2,159
Imperial Tobacco Finance Plc
3.75%, 07/21/22 (d)	8,285	8,625
ING Groep NV
3.15%, 03/29/22	880	896
3.95%, 03/29/27	2,860	2,973
JPMorgan Chase & Co.
6.30%, 04/23/19	475	511
4.50%, 01/24/22	825	893
3.25%, 09/23/22	1,000	1,027
3.38%, 05/01/23	1,060	1,074
6.40%, 05/15/38	425	570
5.40%, 01/06/42	540	658
LafargeHolcim Finance US LLC
4.75%, 09/22/46 (d)	1,325	1,380
LeasePlan Corp. NV
2.88%, 01/22/19 (d)	3,320	3,330
Liberty Mutual Group Inc.
4.25%, 06/15/23 (d)	585	623
Liberty Mutual Insurance Co.
7.88%, 10/15/26 (d)	475	621
Macquarie Bank Ltd.
2.40%, 01/21/20 (d)	660	661
MassMutual Global Funding II
2.10%, 08/02/18 (d)	1,875	1,884
MetLife Inc.
1.90%, 12/15/17 (g)	415	416
4.13%, 08/13/42	265	270
Metropolitan Life Global Funding I
1.50%, 01/10/18 (d)	1,480	1,480
2.65%, 04/08/22 (d)	3,185	3,198
Morgan Stanley
2.13%, 04/25/18	1,900	1,906
2.50%, 01/24/19	1,000	1,008
3.70%, 10/23/24	7,950	8,154
3.13%, 07/27/26	2,430	2,358
3.63%, 01/20/27	3,400	3,422
National Australia Bank Ltd.
2.40%, 12/07/21 (d)	9,400	9,415
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,022
3.05%, 02/15/22	445	458
Nationwide Building Society
2.35%, 01/21/20 (d)	2,265	2,275
NBK SPC Ltd.
2.75%, 05/30/22 (d)	13,365	13,225
Northern Trust Corp.
3.45%, 11/04/20	490	510
PNC Bank NA
3.30%, 10/30/24	835	854
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	868
Private Export Funding Corp.
2.25%, 12/15/17	1,985	1,993
3.25%, 06/15/25	7,600	7,897
Prudential Financial Inc.
6.00%, 12/01/17	87	89
2.30%, 08/15/18	1,885	1,895
QBE Insurance Group Ltd.
2.40%, 05/01/18 (d)	350	351
Santander Bank NA
8.75%, 05/30/18	450	477
Santander Holdings USA Inc.
2.65%, 04/17/20	1,930	1,928
3.70%, 03/28/22 (d)	3,875	3,913
Santander UK Plc
2.50%, 03/14/19	3,160	3,186
5.00%, 11/07/23 (d)	4,025	4,316
Societe Generale SA
3.25%, 01/12/22 (d)	4,215	4,298
SunTrust Bank
3.30%, 05/15/26	1,785	1,746
Synchrony Financial
2.60%, 01/15/19	1,780	1,789
3.00%, 08/15/19	3,400	3,443
2.70%, 02/03/20	755	759
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	685	768
Trinity Acquisition Plc
4.40%, 03/15/26	4,145	4,328
U.S. Bancorp
3.70%, 01/30/24	900	948
UBS AG
2.20%, 06/08/20 (d)	5,025	5,024
UBS Group AG
2.95%, 09/24/20 (d)	2,840	2,891
3.00%, 04/15/21 (d)	3,500	3,553
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (d)	775	779
WEA Finance LLC
1.75%, 09/15/17 (d)	655	655
2.70%, 09/17/19 (d)	990	998
3.25%, 10/05/20 (d)	2,400	2,443
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,227
4.48%, 01/16/24	517	554
4.10%, 06/03/26	1,125	1,164
4.75%, 12/07/46	3,750	4,011
		318,769
Health Care 1.6%
AbbVie Inc.
1.80%, 05/14/18	5,000	5,006
3.20%, 11/06/22	425	434
Actavis Funding SCS
3.00%, 03/12/20	1,985	2,025
3.45%, 03/15/22	3,525	3,633
4.55%, 03/15/35	1,140	1,217
4.85%, 06/15/44	750	814
Aetna Inc.
2.80%, 06/15/23	3,340	3,343
Amgen Inc.
2.65%, 05/11/22	10,965	10,980
4.56%, 06/15/48	350	367
Anthem Inc.
4.65%, 08/15/44	2,200	2,389
Ascension Health
4.85%, 11/15/53	150	167
Bayer US Finance LLC
2.38%, 10/08/19 (d)	1,050	1,055
3.00%, 10/08/21 (d)	1,675	1,703
Biogen Inc.
2.90%, 09/15/20	2,245	2,290
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,353
3.08%, 06/15/24	2,075	2,077
3.50%, 11/15/24	1,205	1,231
4.50%, 11/15/44	1,405	1,454
Catholic Health Initiatives
2.60%, 08/01/18	815	819
2.95%, 11/01/22	3,057	2,975
4.20%, 08/01/23	375	384
4.35%, 11/01/42	2,235	2,036
Celgene Corp.
2.25%, 05/15/19	265	266
3.55%, 08/15/22	1,265	1,318
3.63%, 05/15/24	620	642

See accompanying Notes to Financial Statements.

182

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Dignity Health
2.64%, 11/01/19	255	256
3.81%, 11/01/24	515	522
EMD Finance LLC
2.95%, 03/19/22 (d)	3,020	3,065
3.25%, 03/19/25 (d)	4,450	4,466
Express Scripts Holding Co.
2.25%, 06/15/19	970	974
3.90%, 02/15/22	1,000	1,047
Forest Laboratories Inc.
4.88%, 02/15/21 (d)	179	193
5.00%, 12/15/21 (d)	1,475	1,616
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,136
3.70%, 04/01/24	625	651
Kaiser Foundation Hospitals
3.50%, 04/01/22	2,535	2,649
4.88%, 04/01/42	505	575
McKesson Corp.
2.85%, 03/15/23	90	90
3.80%, 03/15/24	735	769
Medtronic Inc.
2.50%, 03/15/20	755	766
3.15%, 03/15/22	1,070	1,106
3.63%, 03/15/24	360	378
3.50%, 03/15/25	1,715	1,785
4.38%, 03/15/35	267	291
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	722
4.20%, 07/01/55	790	816
Merck & Co. Inc.
2.80%, 05/18/23	940	958
4.15%, 05/18/43	630	672
Mylan NV
3.00%, 12/15/18	3,370	3,409
SSM Health Care Corp.
3.82%, 06/01/27	9,215	9,443
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	1,670	1,722
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	9,750	9,497
4.10%, 10/01/46	2,220	2,048
UnitedHealth Group Inc.
3.88%, 10/15/20	600	634
2.88%, 03/15/22	70	71
3.35%, 07/15/22	1,090	1,137
3.75%, 07/15/25	1,820	1,921
4.63%, 11/15/41	1,040	1,159
WellPoint Inc.
2.30%, 07/15/18	625	629
3.70%, 08/15/21	1,000	1,040
3.30%, 01/15/23	3,675	3,749
		111,940
Industrials 0.4%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (d)	4,240	4,417
Deere & Co.
4.38%, 10/16/19	185	195
FedEx Corp.
2.70%, 04/15/23	520	519
4.90%, 01/15/34	1,005	1,118
5.10%, 01/15/44	1,685	1,901
4.55%, 04/01/46	1,525	1,606
Lockheed Martin Corp.
2.50%, 11/23/20	810	821
4.50%, 05/15/36	441	485
4.85%, 09/15/41	955	1,079
4.07%, 12/15/42	2,776	2,847
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (d)	2,880	2,955
3.38%, 02/01/22 (d)	2,200	2,258
Pentair Finance SA
2.90%, 09/15/18	1,976	1,996
Siemens Financieringsmaatschappij NV
3.13%, 03/16/24 (d)	6,250	6,349
		28,546
Information Technology 0.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	2,305	2,325
3.60%, 11/28/24 (a)	2,195	2,267
Apple Inc.
2.85%, 05/06/21	1,800	1,849
3.00%, 02/09/24	1,765	1,789
3.25%, 02/23/26	1,106	1,125
2.45%, 08/04/26	156	149
Broadcom Corp.
3.63%, 01/15/24 (d)	3,560	3,644
Microsoft Corp.
2.88%, 02/06/24	4,745	4,815
2.40%, 08/08/26	3,145	3,027
3.70%, 08/08/46	2,390	2,365
QUALCOMM Inc.
2.10%, 05/20/20	6,080	6,108
Total System Services Inc.
3.80%, 04/01/21	4,780	4,969
		34,432
Materials 0.1%
Agrium Inc.
3.15%, 10/01/22	4,350	4,438
LyondellBasell Industries NV
4.63%, 02/26/55	1,170	1,148
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (d) (g)	4,300	4,454
		10,040
Real Estate 0.2%
American Tower Corp.
3.45%, 09/15/21	4,000	4,114
5.00%, 02/15/24	1,135	1,249
AvalonBay Communities Inc.
3.63%, 10/01/20	905	938
Crown Castle International Corp.
3.70%, 06/15/26	1,775	1,787
ERP Operating LP
4.75%, 07/15/20	765	815
HCP Inc.
4.00%, 06/01/25	4,670	4,768
Realty Income Corp.
6.75%, 08/15/19	355	388
5.75%, 01/15/21	335	368
Scentre Group Trust
2.38%, 11/05/19 (a) (d)	3,175	3,180
		17,607
Telecommunication Services 0.5%
America Movil SAB de CV
3.13%, 07/16/22	5,175	5,269
AT&T Inc.
1.75%, 01/15/18	1,000	1,001
4.45%, 04/01/24	3,220	3,390
3.95%, 01/15/25	160	163
4.75%, 05/15/46	715	704
4.50%, 03/09/48	543	512
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (d)	1,900	1,932
France Telecom SA
9.00%, 03/01/31 (g)	2,700	4,086
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,663
3.45%, 03/15/21	975	1,008
2.95%, 03/15/22	875	880
4.81%, 03/15/39	374	378
4.75%, 11/01/41	265	263
4.86%, 08/21/46	692	692
4.52%, 09/15/48	5,980	5,658
		32,599
Utilities 1.6%
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54	910	1,000
Dominion Energy Inc.
2.58%, 07/01/20 (g)	2,875	2,889

See accompanying Notes to Financial Statements.

183

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Dominion Resources Inc.
2.96%, 07/01/19 (g)	1,380	1,399
4.10%, 04/01/21 (g)	3,275	3,436
3.63%, 12/01/24	3,200	3,268
DTE Energy Co.
3.80%, 03/15/27	2,245	2,300
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	933
6.10%, 06/01/37	2,200	2,827
Duke Energy Corp.
2.65%, 09/01/26	1,355	1,287
Electricite de France SA
5.25%, (callable at 100 beginning 01/29/23) (d) (h)	770	788
5.63%, (callable at 100 beginning 01/22/24) (d) (h)	2,000	2,055
4.88%, 01/22/44 (d)	450	475
Entergy Corp.
2.95%, 09/01/26	2,565	2,457
Entergy Louisiana LLC
3.12%, 09/01/27	2,090	2,084
FirstEnergy Corp.
3.90%, 07/15/27	5,705	5,716
Florida Power & Light Co.
5.25%, 02/01/41	1,465	1,779
Fortis Inc.
3.06%, 10/04/26	3,390	3,272
Georgia Power Co.
5.95%, 02/01/39	2,575	3,162
Indianapolis Power & Light Co.
6.60%, 06/01/37 (d)	500	617
KeySpan Gas East Corp.
2.74%, 08/15/26 (d)	3,690	3,559
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,640	2,114
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	7,870	7,874
3.55%, 05/01/27 (a)	4,495	4,572
NiSource Finance Corp.
4.80%, 02/15/44	465	506
Northeast Utilities
3.15%, 01/15/25	400	401
Oglethorpe Power Corp.
5.25%, 09/01/50	3,200	3,470
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,877
2.95%, 04/01/25	576	574
5.25%, 09/30/40	325	386
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	815
5.13%, 11/15/43	480	573
PPL Electric Utilities Corp.
6.25%, 05/15/39	60	80
Public Service Co. of Colorado
5.13%, 06/01/19	500	529
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	132
5.35%, 05/15/40	800	971
SCANA Corp.
6.25%, 04/01/20	5,175	5,606
4.75%, 05/15/21	8,050	8,419
4.13%, 02/01/22	4,570	4,603
Sempra Energy
3.25%, 06/15/27	3,630	3,576
South Carolina Electric & Gas Co.
6.05%, 01/15/38 (a)	2,490	3,041
4.35%, 02/01/42	1,010	1,025
4.60%, 06/15/43	685	721
Southern California Edison Co.
2.40%, 02/01/22	685	685
5.55%, 01/15/37	500	616
Southern Co.
2.45%, 09/01/18	675	680
2.75%, 06/15/20	4,000	4,048
2.95%, 07/01/23	3,820	3,795
State Grid Overseas Investment Ltd.
2.75%, 05/07/19 - 05/04/22 (a) (d)	6,355	6,358
3.50%, 05/04/27 (d)	3,945	3,933
		117,283
Total Corporate Bonds And Notes (cost $837,229)		857,370
GOVERNMENT AND AGENCY OBLIGATIONS 15.4%
Collateralized Mortgage Obligations 0.0%
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	7	8
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (c)	8,250	8,312
Series 2017-FA-M5, REMIC, 1.48%, 04/25/24 (c)	1,564	1,567
		9,879
Mortgage-Backed Securities 8.4%
Federal Home Loan Mortgage Corp.
6.50%, 11/01/17	—	—
4.50%, 05/01/18 - 03/01/19	27	27
4.00%, 09/01/26 - 07/01/41	395	416
7.00%, 11/01/30 - 06/01/31	29	34
2.50%, 12/01/31 - 01/01/32	5,655	5,694
6.00%, 12/01/39	617	698
3.00%, 09/01/46	33,245	33,197
3.00%, 11/01/46 - 01/01/47	123,765	123,650
3.50%, 12/01/46	39,793	40,898
3.50%, 07/01/47 (i)	36,150	37,162
TBA, 3.00%, 07/15/32 - 07/15/47 (i)	36,365	36,700
TBA, 5.50%, 07/15/47 (i)	2,400	2,647
Federal National Mortgage Association
2.47%, 05/01/25	2,772	2,738
2.68%, 05/01/25	5,190	5,169
2.81%, 07/01/25	6,000	6,017
2.99%, 10/01/25	1,845	1,874
3.09%, 10/01/25	901	921
3.50%, 03/01/26	144	150
4.00%, 09/01/26 - 02/01/46	27,610	29,025
2.49%, 12/01/26	6,322	6,162
2.89%, 12/01/26	5,678	5,686
7.50%, 09/01/29	7	8
2.00%, 11/01/31 - 12/01/31	2,134	2,095
2.50%, 05/01/30 - 01/01/32	6,536	6,579
TBA, 2.50%, 07/15/32 - 07/15/47 (i)	7,850	7,848
TBA, 3.00%, 07/15/32 (i)	2,450	2,514
TBA, 3.50%, 07/15/32 - 07/15/47 (i)	94,700	97,274
7.00%, 10/01/33	38	45
5.50%, 03/01/38	306	341
6.50%, 10/01/38 - 10/01/39	208	241
4.50%, 09/01/23 - 11/01/44	6,735	7,244
5.00%, 07/01/40	334	366
3.00%, 05/01/27 - 02/01/45	19,603	19,673
3.00%, 10/01/46	18,739	18,756
TBA, 4.00%, 08/15/46 - 07/15/47 (i)	35,000	36,751
TBA, 5.00%, 07/15/47 (i)	20,600	22,500
TBA, 5.50%, 07/15/47 (i)	8,800	9,746
Government National Mortgage Association
6.50%, 04/15/26	10	11
5.50%, 11/15/32 - 02/15/36	76	85
7.00%, 01/15/33 - 05/15/33	16	19
5.00%, 06/20/33 - 06/15/39	3,481	3,843
6.00%, 02/15/24 - 04/15/40	5,039	5,754
4.00%, 01/15/41 - 12/20/44	1,575	1,664
4.50%, 06/15/40 - 05/15/42	1,294	1,392
TBA, 4.50%, 08/15/46 - 07/15/47 (i)	11,125	11,817
TBA, 5.50%, 07/15/47 (i)	3,000	3,332
		598,763
Municipal 1.2%
Bay Area Toll Authority
7.04%, 04/01/50	1,335	2,044
Chicago Transit Authority
6.90%, 12/01/40	4,230	5,381
City of Chicago O'Hare International Airport
6.85%, 01/01/38	700	769
6.40%, 01/01/40	440	598

See accompanying Notes to Financial Statements.

184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

City of Sacramento, California
insured by Assured Guaranty Municipal Corp., 5.85%, 08/01/19	1,260	1,333
Grand Parkway Transportation Corp.
5.18%, 10/01/42	1,555	1,859
Illinois State
5.67%, 03/01/18	6,415	6,520
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	722
Kansas Development Finance Authority
4.93%, 04/15/45	2,560	2,802
Long Island Power Authority
3.63%, 09/01/22	2,860	2,957
Maryland Transportation Authority
5.89%, 07/01/43	270	354
Massachusetts School Building Authority
5.72%, 08/15/39	500	635
Metropolitan Transportation Authority
7.34%, 11/15/39	75	113
6.09%, 11/15/40	405	530
6.81%, 11/15/40	250	349
Municipal Electric Authority of Georgia
6.64%, 04/01/57	2,690	3,298
New Jersey Economic Development Authority
3.80%, 06/15/18	4,100	4,135
3.88%, 06/15/19	885	898
New Jersey State Turnpike Authority
7.41%, 01/01/40	705	1,065
New York City Transitional Finance Authority Building Aid Revenue
6.83%, 07/15/40	1,050	1,394
New York State Thruway Authority
5.88%, 04/01/30	840	1,010
New York State Urban Development Corp.
2.10%, 03/15/22	9,480	9,461
North Texas Tollway Authority
6.72%, 01/01/49	850	1,240
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	467
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	134
4.46%, 10/01/62	2,500	2,736
4.81%, 10/15/65	640	742
State of California
7.55%, 04/01/39	200	305
7.35%, 11/01/39	5,000	7,346
7.63%, 03/01/40	400	611
State of Illinois
5.16%, 02/01/18	210	212
insured by Assured Guaranty Municipal Corp., 5.20%, 03/01/18	1,430	1,455
5.10%, 06/01/33	13,500	12,638
University of California
4.60%, 05/15/31	940	1,035
5.77%, 05/15/43	615	788
6.55%, 05/15/48	1,770	2,399
6.58%, 05/15/49	1,925	2,615
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,208
		84,158
Sovereign 0.4%
Japan Bank for International Cooperation
2.25%, 02/24/20	4,578	4,578
2.13%, 06/01/20	3,834	3,833
Korea Development Bank
2.50%, 03/11/20 (a)	3,500	3,502
Korea Finance Corp.
2.88%, 08/22/18	990	1,000
Mexico Government International Bond
3.50%, 01/21/21	1,326	1,379
4.15%, 03/28/27	4,696	4,867
Qatar Government International Bond
2.38%, 06/02/21 (d)	5,825	5,671
Saudi Government International Bond
2.38%, 10/26/21 (d)	1,845	1,812
		26,642
Treasury Inflation Indexed Securities 1.3%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (j)	99,450	97,679
U.S. Treasury Securities 4.0%
U.S. Treasury Bond
3.38%, 05/15/44	15,335	16,964
3.13%, 08/15/44	8,230	8,707
2.50%, 02/15/45 - 05/15/46	53,200	49,639
2.88%, 05/15/43 - 08/15/45	31,824	32,128
3.00%, 11/15/44 - 05/15/47	17,070	17,642
U.S. Treasury Note
0.88%, 11/30/17 - 04/15/19	28,450	28,366
1.38%, 07/31/18 - 03/31/20	14,815	14,768
1.25%, 11/30/18	18,500	18,477
1.75%, 09/30/19	33,205	33,444
2.63%, 11/15/20	9,400	9,700
1.63%, 11/30/20	23,900	23,885
2.00%, 11/30/20	29,600	29,942
2.38%, 05/15/27	2,570	2,587
		286,249
Total Government And Agency Obligations (cost $1,095,044)		1,103,378
SHORT TERM INVESTMENTS 7.2%
Investment Companies 6.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (k) (l)	449,755	449,755
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 0.88% (k) (l)	63,340	63,340
Total Short Term Investments (cost $513,095)		513,095
Total Investments 104.1% (cost $6,654,622)		7,451,144
Total Forward Sales Commitments (0.1)% (proceeds $5,820)		(5,792)
Other Derivative Instruments 0.0%		176
Other Assets and Liabilities, Net (4.0)%		(289,696)
Total Net Assets 100.0%		$7,155,832

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $458,121 and 6.4%, respectively.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(h) Perpetual security.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $269,244.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 07/15/47 (a)	(5,400)	$(5,792)
Total Government And Agency Obligations (proceeds $5,820)		(5,792)
Total Forward Sales Commitments (0.1%) (proceeds $5,820)		$(5,792)

See accompanying Notes to Financial Statements.

185

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2017, the total proceeds for investments sold on a delayed delivery basis was $5,820.

See accompanying Notes to Financial Statements.

186

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Currency Abbreviations:

ARS - Argentine Peso	DOP - Dominican Peso	KRW - Korean Won	SEK - Swedish Krona
AUD - Australian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	SGD - Singapore Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	THB - Thai Baht
CAD - Canadian Dollar	GBP - British Pound	NOK - Norwegian Krone	TRY - New Turkish Lira
CHF - Swiss Franc	GHS - Ghanaian Cedi	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	PHP - Philippine Peso	UYU - Uruguayan Peso
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty	ZAR - South African Rand
COP - Colombian Peso	ILS - Israeli New Shekel	RON - Romanian New Leu
CZK - Czech Republic Korunas	INR - Indian Rupee	RSD - Serbian Dinar
DKK - Danish Krone	JPY - Japanese Yen	RUB - Russian Ruble

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	FDR - Fiduciary Depository Receipt
ABS - Asset Backed Security	FTSE - Financial Times and the London Stock Exchange
ADR - American Depositary Receipt	GDR - Global Depository Receipt
ASX - Australian Stock Exchange	IBEX - Iberia Index
CAC - Cotation Assistee en Continu	iTraxx - Group of international credit derivative indices monitored by the
CAPE - Cyclically Adjusted Price Earnings	International Index Company
CDI - Chess Depository Interest	KCBT - Kansas City Board of Trade
CDO - Collateralized Debt Obligation	KOSPI - Korea Composite Stock Price Index
CDX.EM - Credit Default Swap Index - Emerging Markets	LIBOR - London Interbank Offered Rate
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	LME - London Metal Exchange
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MCDX.NA - Municipal Credit Default Swap Index - North American
CMBX.NA - Commercial Mortgage-backed Securities Index - North	MIB - Milano Indice Borsa
American	MICEX - Moscow Interbank Currency Exchange Index
CLO - Collateralized Loan Obligation	MSCI - Morgan Stanley Capital International
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted CVA - Commanditaire Vennootschap op Aandelen	NASDAQ - National Association of Securities Dealers Automated Quotations
EAFE - Europe, Australia and Far East	NVDR - Non-Voting Depository Receipt OAT - Obligations Assimilables du Tresor
ETF - Exchange Traded Fund	PJSC - Private Joint Stock Co.
Euribor- Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REIT - Real Estate Investment Trust
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	SDR – Swedish Depository Receipt
with a term of 8.5 to 10.5 years	S&P - Standard & Poor's
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	SGX - Singapore Exchange
with a term of 24 to 35 years	SPDR - Standard & Poor's Depository Receipt
Euro-BTP - debt instrument issued by the Republic of Italy	SPI - Schedule Performance Index
with a term of 2 to 11 years	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
Euro-OAT - debt instrument issued by the Republic of France with a term of 8.5 to 10.5 years	UFJ - United Financial of Japan ULSD - Ultra-low sulfur diesel
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	WTI - West Texas Intermediate
with a term of 1.75 to 2.25 years

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	HSB - HSBC Securities Inc.
BBH - Brown Brothers Harriman & Co.	JPM - J.P. Morgan Securities Inc.
BCL - Barclays Capital Inc.	MBL - Macquarie Bank Limited
BMO - BMO Capital Markets Corp.	MLP - Merrill Lynch Professional Clearing Corp.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co. Inc.
BNY - BNY Capital Markets	NTS - Northern Trust Securities
BOA - Bancamerica Securities/Bank of America NA	RBC - Royal Bank of Canada
CGM - Citigroup Global Markets	RBS - Royal Bank of Scotland
CIB - Canadian Imperial Bank of Commerce	SCB - Standard Chartered Bank
CIT - Citibank, Inc.	SGA - SG Americas Securities, LLC
CSI - Credit Suisse Securities, LLC	SGB - Societe Generale Bannon LLC
DUB - Deutsche Bank Alex Brown Inc.	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International	WBC - Westpac Banking Corporation

† Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

See accompanying Notes to Financial Statements.

187

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1)	Not applicable to the semi-annual filing.
	(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
	(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 1, 2017

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.